Quarterly Report
June 30, 2025
SPDR® Index Shares Funds
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 0.7%
Glencore PLC (a)	464,341	$1,804,573
Rio Tinto PLC	51,336	2,986,283
		4,790,856
AUSTRIA — 0.6%
Addiko Bank AG (a)	559	12,402
Agrana Beteiligungs AG	562	8,708
AMAG Austria Metall AG (b)	148	4,291
ams-OSRAM AG (a)	4,678	62,471
ANDRITZ AG	3,059	226,580
AT&S Austria Technologie & Systemtechnik AG (a)	1,151	23,077
BAWAG Group AG (b)	3,836	488,113
CA Immobilien Anlagen AG	2,155	61,369
CPI Europe AG (a)	1,436	31,640
DO & Co. AG (a)	402	85,506
Erste Group Bank AG	14,462	1,227,380
EVN AG	1,875	51,503
FACC AG (a)	832	6,934
Flughafen Wien AG	168	10,531
Kontron AG	2,255	66,176
Lenzing AG (a)	853	24,131
Mayr Melnhof Karton AG	415	37,218
Mondi PLC	19,343	315,297
Oesterreichische Post AG	1,542	54,755
OMV AG	6,861	371,924
Palfinger AG	583	24,500
PIERER Mobility AG (a)	419	8,369
Porr AG	1,134	37,538
Raiffeisen Bank International AG	6,279	190,751
Rosenbauer International AG (a)	140	7,494
Schoeller-Bleckmann Oilfield Equipment AG	544	19,253
Semperit AG Holding	453	6,987
Strabag SE	812	76,920
Telekom Austria AG	3,982	45,107
UBM Development AG (a)	140	3,451
UNIQA Insurance Group AG	5,412	73,058
Verbund AG	3,121	238,682
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,826	93,669
voestalpine AG	5,280	148,130
Wienerberger AG	5,421	201,212
Zumtobel Group AG	1,291	7,388
		4,352,515
BELGIUM — 1.5%
Ackermans & van Haaren NV	1,064	271,028
Aedifica SA REIT	2,255	174,836
Ageas SA	7,726	520,116
AGFA-Gevaert NV (a)	5,283	6,524
Anheuser-Busch InBev SA	49,073	3,354,875
Ascencio REIT	169	9,552
Atenor (a)	149	476
Azelis Group NV (c)	8,637	137,174
Security Description	Shares	Value
Banque Nationale de Belgique (a)	4	$1,822
Banqup Group (a)	1,215	5,106
Barco NV	3,294	47,831
Bekaert SA	1,685	69,327
Biocartis Group NV (a) (b) (d)	1,354	—
bpost SA (a)	4,556	11,284
Care Property Invest NV REIT	2,256	33,050
Cie d'Entreprises CFE	298	3,029
Cie du Bois Sauvage SA	26	7,813
Cofinimmo SA REIT	1,911	173,177
Colruyt Group NV	1,564	67,414
Deceuninck NV	3,298	7,994
Deme Group NV	290	43,846
D'ieteren Group	1,025	219,463
Econocom Group SA NV	4,153	9,497
Elia Group SA (c)	1,993	228,684
EVS Broadcast Equipment SA	547	22,827
Fagron	3,296	86,859
Financiere de Tubize SA	1,002	156,434
Floridienne SA	8	6,668
Fluxys Belgium SA	283	6,943
Galapagos NV (a)	2,008	56,004
Gimv NV	1,064	52,207
Greenyard NV	830	7,132
Groupe Bruxelles Lambert NV	3,688	312,998
Home Invest Belgium SA REIT	312	7,435
Immobel SA (a)	163	3,597
Ion Beam Applications	1,015	13,606
KBC Ancora	1,882	129,016
KBC Group NV	10,616	1,092,383
Kinepolis Group NV (c)	698	29,456
Lotus Bakeries NV	20	191,807
Melexis NV (c)	982	83,169
Montea NV REIT	984	75,195
Nextensa SA REIT (a)	140	7,050
Nyxoah SA (a)	546	4,134
Ontex Group NV (a) (c)	3,109	24,817
Orange Belgium SA (a)	575	11,373
Proximus SADP (c)	7,283	70,616
Recticel SA (c)	1,862	22,338
Retail Estates NV REIT	757	54,649
Shurgard Self Storage Ltd. REIT	1,457	63,281
Sipef NV	283	21,128
Sofina SA	738	242,564
Solvay SA (c)	3,416	117,650
Syensqo SA	3,542	272,251
Tessenderlo Group SA (c)	980	29,104
TINC Comm VA	1,354	16,275
UCB SA	5,919	1,159,971
Umicore SA	9,136	133,839
Van de Velde NV	273	10,703
Vastned NV REIT	538	20,272
VGP NV (c)	687	68,950
Warehouses De Pauw CVA REIT	9,150	222,333
Wereldhave Belgium Comm VA REIT	131	8,150

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
X-Fab Silicon Foundries SE (a) (b) (c)	2,306	$18,204
Xior Student Housing NV REIT	1,914	69,088
		10,406,394
BERMUDA — 0.0% *
Conduit Holdings Ltd.	7,422	38,191
Himalaya Shipping Ltd. (a)	734	4,250
Northern Ocean Ltd. (a)	5,136	2,969
		45,410
BOSNIA AND HERZEGOVINA — 0.0% *
Adriatic Metals PLC (a) (c)	16,657	61,630
BRAZIL — 0.1%
Pluxee NV	3,848	83,519
Yara International ASA	7,863	289,044
		372,563
CANADA — 0.0% *
International Petroleum Corp. (a)	3,340	53,900
CHILE — 0.1%
Antofagasta PLC	19,065	472,745
CHINA — 0.5%
Prosus NV	61,117	3,405,600
CYPRUS — 0.0% *
ASBISc Enterprises PLC	1,736	11,789
DENMARK — 3.4%
ALK-Abello AS (a)	6,472	190,317
Alm Brand AS	40,803	108,623
Ambu AS Class B	8,981	140,456
AP Moller - Maersk AS Class A	135	248,513
AP Moller - Maersk AS Class B	213	394,612
Asetek AS (a)	5,747	648
Atlantic Sapphire ASA (a)	245	209
Bang & Olufsen AS (a)	4,131	8,761
Bavarian Nordic AS (a)	3,679	97,795
Better Collective AS (a) (c)	1,547	21,281
Cadeler AS (a)	10,548	52,168
Carlsberg AS Class B	4,538	640,738
cBrain AS	592	20,026
Cementir Holding NV	2,131	37,072
Chemometec AS	891	81,939
Coloplast AS Class B	7,362	696,841
D/S Norden AS	1,025	32,448
Danske Bank AS	31,236	1,269,432
Demant AS (a)	4,537	188,596
Dfds AS (a)	1,579	27,924
Djurslands Bank AS	129	13,071
DSV AS	9,369	2,243,560
FLSmidth & Co. AS	2,000	121,779
Genmab AS (a)	3,054	631,865
GN Store Nord AS (a)	6,566	100,725
Gubra AS	318	23,275
H Lundbeck AS	13,246	75,777
H&H International AS Class B (a)	739	15,766
ISS AS	7,400	205,614
Security Description	Shares	Value
Jeudan AS	419	$14,240
Jyske Bank AS	2,022	203,924
Matas AS	1,695	35,576
Napatech AS (a)	1,443	3,551
Netcompany Group AS (a) (b)	2,164	91,929
Nilfisk Holding AS (a)	453	6,272
NKT AS (a)	2,572	207,393
Novo Nordisk AS Class B	153,742	10,633,592
Novonesis Novozymes B Class B	16,668	1,190,871
NTG Nordic Transport Group AS (a)	734	21,780
Orsted AS (a) (b)	6,992	299,227
Pandora AS	3,763	658,368
Per Aarsleff Holding AS	865	89,415
Ringkjoebing Landbobank AS	1,268	276,910
Rockwool AS Class A	2,768	128,475
Rockwool AS Class B	4,549	212,141
Royal Unibrew AS	2,021	164,553
Scandinavian Tobacco Group AS (b)	2,440	32,248
Schouw & Co. AS	579	55,023
Solar AS Class B	262	12,758
SP Group AS	413	20,404
Sparekassen Sjaelland-Fyn AS	476	22,692
Sydbank AS	2,273	168,013
Trifork Group AG (a)	588	8,650
Tryg AS	15,542	400,055
UIE PLC	597	28,883
Vestas Wind Systems AS	48,925	731,435
Zealand Pharma AS (a)	3,093	172,612
		23,580,821
FAEROE ISLANDS — 0.0% *
Bakkafrost P	2,408	107,983
FINLAND — 1.8%
Afarak Group SE (a)	7,129	2,377
Aktia Bank OYJ (c)	2,971	33,864
Alandsbanken Abp Class A	127	5,814
Alandsbanken Abp Class B	301	13,073
Alisa Pankki OYJ (a)	277	5,918
Alma Media OYJ (c)	1,969	30,856
Anora Group OYJ	2,011	7,566
Aspo OYJ	1,166	7,336
Atria OYJ	425	6,810
Bittium OYJ	1,595	15,971
CapMan OYJ Class B	7,124	15,688
Citycon OYJ (c)	3,537	15,794
Digia OYJ	686	5,943
Elisa OYJ	7,255	400,946
Enento Group OYJ (b)	988	19,716
eQ OYJ	849	10,763
Etteplan OYJ	453	5,796
Evli OYJ Class B	160	3,418
Finnair OYJ (c)	3,988	12,555
Fiskars OYJ Abp	2,293	38,598
Fortum OYJ	20,926	390,322

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
F-Secure OYJ	5,248	$11,791
Gofore OYJ	312	6,556
Harvia OYJ	986	56,135
Hiab OYJ Class B	1,975	119,163
HKFoods OYJ	2,563	4,513
Huhtamaki OYJ	4,587	163,041
Incap OYJ (a) (c)	740	9,590
Kalmar OYJ Class B	1,878	79,494
Kamux Corp.	1,262	2,924
Kemira OYJ	5,544	128,009
Kempower OYJ (a) (c)	1,127	14,407
Kesko OYJ Class A	4,446	106,466
Kesko OYJ Class B	13,467	331,024
Kojamo OYJ (a) (c)	8,394	108,386
Kone OYJ Class B	19,108	1,253,384
Konecranes OYJ	3,416	270,065
Lassila & Tikanoja OYJ	1,702	19,040
Lindex Group OYJ (a)	5,725	18,582
Mandatum OYJ	19,656	127,918
Marimekko OYJ (c)	1,858	27,001
Metsa Board OYJ Class B (c)	8,003	29,554
Metso OYJ (c)	31,111	400,986
Musti Group OYJ (a)	254	5,963
Neste OYJ	20,599	278,555
Nokia OYJ	245,082	1,267,559
Nokian Renkaat OYJ (c)	5,720	41,226
Nordea Bank Abp (e)	119,746	1,769,101
Nordea Bank Abp (e)	38,315	567,148
Olvi OYJ Class A	728	28,671
Oma Saastopankki OYJ	415	4,097
Optomed OYJ (a)	559	2,904
Oriola OYJ Class B	5,248	6,456
Orion OYJ Class A	1,301	96,670
Orion OYJ Class B	5,273	395,213
Orthex OYJ	425	2,260
Outokumpu OYJ (c)	18,517	76,120
Pihlajalinna OYJ	841	15,499
Ponsse OYJ	544	17,305
Puuilo OYJ	4,128	63,236
QT Group OYJ (a) (c)	981	66,156
Raisio OYJ Class V	5,833	16,912
Rapala VMC OYJ (a)	988	1,426
Relais Group OYJ	447	7,766
Remedy Entertainment OYJ (a)	442	7,689
Revenio Group OYJ	1,115	36,255
Sampo OYJ Class A (e)	107,671	1,153,937
Sampo OYJ Class A (e)	12,891	136,784
Sanoma OYJ	3,825	44,496
Scanfil OYJ	1,018	11,687
Sitowise Group PLC (a)	1,310	4,060
Stora Enso OYJ Class A	1,490	17,315
Stora Enso OYJ Class R (c)	30,170	326,668
Suominen OYJ (a)	1,403	3,253
Taaleri PLC	739	6,116
Talenom OYJ	1,273	5,873
Tecnotree OYJ	397	1,915
Security Description	Shares	Value
Terveystalo OYJ (b)	4,438	$59,701
TietoEVRY OYJ (c)	5,007	94,627
Tokmanni Group Corp. (c)	2,269	28,100
United Bankers OYJ	170	3,402
UPM-Kymmene OYJ	25,163	684,090
Vaisala OYJ Class A	1,536	89,430
Valmet OYJ (c)	7,146	220,361
Verkkokauppa.com OYJ (a) (c)	1,128	3,390
Viking Line Abp	440	11,311
Wartsila OYJ Abp	23,492	552,624
WithSecure OYJ (a)	4,572	5,410
YIT OYJ (a) (c)	7,977	22,248
		12,598,138
FRANCE — 13.7%
AB Science SA (a)	980	1,670
Abivax SA (a)	1,400	10,912
Accor SA	10,221	531,868
Aeroports de Paris SA	1,120	139,885
Air France-KLM (a)	6,575	71,423
Air Liquide SA	27,676	5,689,853
Airbus SE	28,155	5,858,395
Alstom SA (a)	16,764	389,633
Altarea SCA REIT (c)	280	33,262
Alten SA	1,436	125,496
Amundi SA (b)	3,146	253,704
Antin Infrastructure Partners SA	1,306	17,599
ARGAN SA REIT	639	49,131
Arkema SA	3,183	233,710
Atos SE (a)	915	34,676
Aubay	425	24,994
AXA SA	89,650	4,385,168
Ayvens SA (b)	10,555	117,085
Beneteau SACA	1,588	14,521
BioMerieux	2,392	329,641
BNP Paribas SA	51,066	4,574,911
Bollore SE	33,574	210,060
Bonduelle SCA	586	5,888
Bouygues SA	12,869	580,081
Bureau Veritas SA	16,097	546,834
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	708	18,317
Caisse Regionale de Credit Agricole Mutuel Nord de France	710	14,853
Canal & SA	34,265	106,964
Capgemini SE	8,184	1,393,464
Carmila SA REIT (a)	2,450	47,855
Carrefour SA	27,588	387,638
Casino Guichard Perrachon SA (a) (c)	7,257	3,545
Christian Dior SE	239	119,122
Cie de L'Odet SE	21	36,779
Cie de Saint-Gobain SA	23,866	2,791,424
Cie des Alpes	1,541	37,263
Cie Generale des Etablissements Michelin SCA	33,714	1,248,201
Clariane SE (a)	7,848	47,904

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Coface SA	5,007	$95,744
Covivio SA REIT	2,743	172,424
Credit Agricole SA	53,791	1,014,385
Danone SA	30,743	2,503,040
Dassault Aviation SA	879	309,750
Dassault Systemes SE	34,635	1,249,367
DBV Technologies SA (a)	3,552	6,646
Derichebourg SA	4,115	27,847
Edenred SE	11,394	351,625
Eiffage SA	4,486	627,957
Elior Group SA (a) (b)	7,146	21,743
Elis SA	7,569	216,258
Emeis SA (a)	3,124	41,218
Engie SA	88,896	2,079,184
Equasens	169	9,701
Eramet SA (c)	543	29,257
EssilorLuxottica SA	14,829	4,054,093
Eurazeo SE	2,191	155,729
Euroapi SA (a) (c)	2,539	8,601
Eutelsat Communications SACA (a) (c)	7,864	34,248
Exail Technologies SA (a)	471	54,735
Exosens SAS	1,065	50,444
FDJ UNITED (b)	5,689	222,378
Fnac Darty SA	594	23,428
Forvia SE (a) (e)	7,151	72,291
Forvia SE (a) (c) (e)	861	8,702
Gaztransport Et Technigaz SA	1,703	336,243
Gecina SA REIT	2,294	251,239
Getlink SE	15,136	291,207
Hermes International SCA	1,679	4,531,084
ICADE REIT (c)	1,419	39,710
ID Logistics Group SACA (a)	139	67,224
Imerys SA	1,558	51,098
Interparfums SA (c)	1,096	42,482
Ipsen SA	1,827	216,821
IPSOS SA	1,846	98,595
JCDecaux SE	3,679	66,938
Kaufman & Broad SA	594	23,045
Kering SA	3,462	750,027
Klepierre SA REIT	10,677	419,110
Lagardere SA	829	21,019
Lectra	1,419	39,810
Legrand SA	12,534	1,669,929
LISI SA	737	32,702
L'Oreal SA	11,530	4,914,371
LVMH Moet Hennessy Louis Vuitton SE	12,200	6,367,100
Maisons du Monde SA (b)	984	2,610
Manitou BF SA	453	11,114
Mercialys SA REIT	4,826	60,276
Mersen SA	882	22,881
Metropole Television SA (c)	2,397	36,972
Neurones	408	21,528
Nexans SA	1,663	216,489
Nexity SA (a)	1,879	21,086
Security Description	Shares	Value
Opmobility	2,855	$36,396
Orange SA	94,896	1,438,649
OVH Groupe SA (a)	2,036	26,051
Pernod Ricard SA	9,399	933,393
Peugeot Invest SA	168	14,514
Planisware SA	1,113	30,964
Publicis Groupe SA	11,349	1,274,651
Quadient SA	1,567	29,247
Remy Cointreau SA	1,024	52,072
Renault SA	10,089	463,415
Rexel SA	10,548	323,659
Robertet SA	44	41,113
Rubis SCA	3,838	123,534
Safran SA	17,923	5,804,634
Sartorius Stedim Biotech	1,346	320,424
SCOR SE	7,722	253,986
SEB SA	1,405	132,106
Societe BIC SA	1,133	70,222
Societe Generale SA	38,257	2,180,281
Societe LDC SADIR	334	34,698
Sodexo SA	4,181	256,191
SOITEC (a)	1,324	72,549
Solutions 30 SE (a) (c)	3,409	6,587
Sopra Steria Group	782	189,832
SPIE SA	7,675	429,743
Stef SA	142	21,869
Sword Group (c)	312	13,972
Technip Energies NV	6,280	263,467
Teleperformance SE	2,688	259,745
Television Francaise 1 SA	4,724	48,882
Thales SA	4,609	1,350,404
Thermador Groupe	401	34,692
Tikehau Capital SCA (c)	2,001	44,535
TotalEnergies SE	108,622	6,643,056
Trigano SA (c)	406	70,487
Ubisoft Entertainment SA (a)	4,706	51,850
Unibail-Rodamco-Westfield REIT (a)	5,400	514,329
Valeo SE	10,273	112,028
Vallourec SACA	8,097	149,176
Valneva SE (a) (c)	7,747	21,370
Veolia Environnement SA	31,814	1,129,682
Verallia SA (b)	3,726	123,340
Vetoquinol SA	152	13,239
Vicat SACA	843	58,186
Vinci SA	27,862	4,091,495
Virbac SACA	220	82,510
Viridien (a) (c)	308	21,874
Vivendi SE (a)	34,265	117,810
Voltalia SA (a)	1,856	18,780
VusionGroup	357	114,907
Waga Energy SA (a)	417	10,695
Wavestone (c)	414	28,770
Wendel SE	1,302	136,940
Worldline SA (a) (b) (c)	10,975	46,186
		94,680,421

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
GABON — 0.0% *
BW Energy Ltd. (a)	2,166	$7,342
GEORGIA — 0.1%
Georgia Capital PLC (a)	1,644	43,300
Lion Finance Group PLC	1,709	165,808
TBC Bank Group PLC	2,229	141,729
		350,837
GERMANY — 14.5%
1&1 AG	1,699	37,175
7C Solarparken AG (a)	3,268	6,828
Adesso SE	134	13,968
adidas AG	8,602	1,998,791
ADLER Group SA (a) (b)	4,125	1,138
Adtran Networks SE	863	20,565
AIXTRON SE	5,260	96,260
Allianz SE	18,480	7,464,471
AlzChem Group AG	320	52,138
Amadeus Fire AG	262	24,850
Aroundtown SA (a)	32,164	117,496
Atoss Software SE	444	73,488
Aurubis AG	1,263	130,911
Auto1 Group SE (a) (b)	6,721	215,855
BASF SE	42,664	2,096,395
Basler AG (a)	686	9,921
Bayer AG	46,939	1,406,961
Bayerische Motoren Werke AG	14,248	1,262,069
Bayerische Motoren Werke AG Preference Shares	2,824	233,041
BayWa AG (a)	572	6,063
Bechtle AG	3,964	185,102
Beiersdorf AG	4,576	572,606
Bike24 Holding AG (a)	1,143	3,368
Bilfinger SE	1,588	152,202
Borussia Dortmund GmbH & Co. KGaA	3,297	15,210
BRANICKS Group AG (a)	1,702	4,046
Brenntag SE	5,837	385,069
CANCOM SE	1,103	36,318
Carl Zeiss Meditec AG	1,735	116,088
Ceconomy AG (a)	7,824	33,247
Cewe Stiftung & Co. KGaA	262	30,170
Commerzbank AG	49,760	1,564,240
CompuGroup Medical SE & Co. KGaA (a)	748	20,722
Continental AG	5,317	462,485
Covestro AG (a)	765	54,239
CTS Eventim AG & Co. KGaA	2,854	353,108
Daimler Truck Holding AG	26,583	1,253,482
Dermapharm Holding SE	865	35,234
Deutsche Bank AG	93,164	2,752,604
Deutsche Beteiligungs AG	559	16,929
Deutsche Boerse AG	9,008	2,927,951
Deutsche EuroShop AG	691	16,588
Deutsche Lufthansa AG	29,704	250,352
Deutsche Pfandbriefbank AG (b)	6,262	38,591
Security Description	Shares	Value
Deutsche Post AG	44,755	$2,059,922
Deutsche Telekom AG	172,188	6,259,743
Deutsche Wohnen SE	2,397	67,811
Deutz AG	7,016	62,839
DMG Mori AG	420	22,629
Douglas AG (a)	1,283	15,844
Dr. Ing hc F Porsche AG Preference Shares (b)	5,332	262,501
Draegerwerk AG & Co. KGaA Preference Shares	402	31,711
Duerr AG	2,281	60,513
DWS Group GmbH & Co. KGaA (b)	1,431	84,325
E.ON SE	107,317	1,968,344
Eckert & Ziegler SE	688	55,038
Elmos Semiconductor SE	402	42,328
ElringKlinger AG	1,281	6,789
EnBW Energie Baden-Wuerttemberg AG	820	64,491
Energiekontor AG (a)	311	15,972
Evonik Industries AG	12,088	248,316
Evotec SE (a)	7,141	60,387
Fielmann Group AG	1,128	75,077
flatexDEGIRO AG	3,875	109,077
Fraport AG Frankfurt Airport Services Worldwide (a)	1,715	128,741
Freenet AG	5,692	184,678
Fresenius Medical Care AG	9,756	557,143
Fresenius SE & Co. KGaA	19,938	998,892
FUCHS SE	1,542	63,715
FUCHS SE Preference Shares	3,257	179,080
GEA Group AG	6,947	484,391
Gerresheimer AG	1,542	86,666
GFT Technologies SE	710	20,752
Grand City Properties SA	3,581	46,659
Grenke AG	1,291	23,550
Hamborner REIT AG	3,303	23,108
Hannover Rueck SE	2,910	912,729
Hapag-Lloyd AG (b)	306	45,618
Heidelberg Materials AG	6,102	1,428,626
Heidelberger Druckmaschinen AG (a)	10,966	19,051
Hella GmbH & Co. KGaA	980	98,932
HelloFresh SE (a) (c)	7,572	70,592
Henkel AG & Co. KGaA	4,821	348,036
Henkel AG & Co. KGaA Preference Shares	7,722	604,237
Hensoldt AG	2,855	326,421
HOCHTIEF AG	920	180,674
Hornbach Holding AG & Co. KGaA	414	51,513
HUGO BOSS AG	2,260	104,179
Hypoport SE (a)	259	61,413
Indus Holding AG	853	22,829
Infineon Technologies AG	62,445	2,647,267
Instone Real Estate Group SE (b)	2,263	25,634
IONOS Group SE (a)	1,952	91,425
Jenoptik AG	2,399	54,998

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
JOST Werke SE (b)	574	$36,182
Jungheinrich AG Preference Shares	2,165	101,554
K&S AG	7,993	145,993
KION Group AG	3,424	189,870
Kloeckner & Co. SE	3,434	24,065
Knorr-Bremse AG	3,258	313,792
Koenig & Bauer AG (a)	581	9,371
Krones AG	642	105,506
KSB SE & Co. KGaA Preference Shares	32	32,980
KWS Saat SE & Co. KGaA	443	32,085
Lanxess AG	4,277	126,819
LEG Immobilien SE	3,538	312,935
LPKF Laser & Electronics SE (a)	1,018	10,074
Medios AG (a)	829	12,203
Mercedes-Benz Group AG	34,416	2,007,436
Merck KGaA	6,240	805,730
Mister Spex SE (a)	684	931
MLP SE	2,135	21,127
Montana Aerospace AG (a) (b)	1,307	42,609
MTU Aero Engines AG	2,570	1,137,934
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,250	4,039,509
Mutares SE & Co. KGaA (a)	581	24,620
Nagarro SE (a)	403	28,668
Nemetschek SE	2,727	393,734
Nordex SE (a)	5,730	113,134
Norma Group SE	1,542	24,870
Patrizia SE	2,111	20,344
Pfeiffer Vacuum Technology AG	156	29,702
PNE AG	1,969	35,086
Porsche Automobil Holding SE Preference Shares	7,368	291,382
ProSiebenSat.1 Media SE	6,861	57,544
Puma SE	4,981	135,532
PVA TePla AG (a) (c)	832	19,591
Rational AG	241	201,423
RENK Group AG	3,193	254,346
Rheinmetall AG	2,188	4,615,384
RWE AG	32,299	1,343,299
SAF-Holland SE	1,972	39,584
Salzgitter AG	1,008	24,233
SAP SE	48,983	14,843,281
Sartorius AG	135	27,986
Sartorius AG Preference Shares	1,229	311,615
Schaeffler AG	11,400	60,888
Schott Pharma AG & Co. KGaA	1,583	52,866
Scout24 SE (b)	3,681	505,982
Secunet Security Networks AG	117	31,382
SFC Energy AG (a)	844	21,548
SGL Carbon SE (a)	2,418	9,934
Siemens AG	35,990	9,195,025
Siemens Energy AG (a)	32,510	3,742,151
Siemens Healthineers AG (b)	14,749	814,755
Security Description	Shares	Value
Siltronic AG	883	$42,186
Sixt SE	577	56,047
Sixt SE Preference Shares	737	51,562
SMA Solar Technology AG (a)	1,018	25,381
Softwareone Holding AG (c)	5,391	53,504
Springer Nature AG & Co. KGaA	1,408	30,841
Stabilus SE	1,143	37,031
STO SE & Co. KGaA Preference Shares	129	18,141
STRATEC SE	288	8,857
Stroeer SE & Co. KGaA	1,552	92,730
Suedzucker AG	2,683	35,116
SUSS MicroTec SE	884	48,315
Symrise AG	6,058	633,891
TAG Immobilien AG	8,839	156,569
Takkt AG	1,402	10,944
Talanx AG	2,905	374,763
TeamViewer SE (a) (b)	6,676	74,879
thyssenkrupp AG	23,488	251,506
Thyssenkrupp Nucera AG & Co. KGaA (a) (b) (c)	1,007	11,661
Tonies SE Class A (a)	3,388	23,703
Traton SE	2,295	74,138
TUI AG (a)	22,021	191,750
United Internet AG	3,864	107,225
Verbio SE	882	12,652
Volkswagen AG	1,376	148,115
Volkswagen AG Preference Shares	9,847	1,035,908
Vonovia SE	35,277	1,238,570
Vossloh AG	494	49,000
Wacker Chemie AG	971	70,668
Wacker Neuson SE	1,413	40,305
Washtec AG	553	26,225
Westwing Group SE (a)	208	1,944
Wuestenrot & Wuerttembergische AG	971	15,570
Zalando SE (a) (b)	11,391	373,728
		100,215,560
GHANA — 0.0% *
Tullow Oil PLC (a) (c)	53,286	11,639
GREECE — 0.0% *
Okeanis Eco Tankers Corp. (b)	545	11,714
HONG KONG — 0.2%
Prudential PLC	117,681	1,471,696
IRELAND — 0.5%
AIB Group PLC	98,809	810,168
Bank of Ireland Group PLC	46,306	656,896
C&C Group PLC	18,048	40,264
Cairn Homes PLC	31,448	79,183
COSMO Pharmaceuticals NV	412	29,451
Dalata Hotel Group PLC	8,697	65,848
Glanbia PLC (c)	8,793	129,021
Glenveagh Properties PLC (a) (b)	28,040	56,482
Greencore Group PLC	20,281	64,894

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Irish Residential Properties REIT PLC	27,754	$33,231
Kerry Group PLC Class A	7,853	864,210
Kingspan Group PLC	7,512	636,656
		3,466,304
ISRAEL — 0.0% *
Energean PLC (c)	7,572	94,580
Plus500 Ltd.	3,572	166,230
		260,810
ITALY — 5.0%
A2A SpA	76,880	206,211
ACEA SpA	2,009	48,439
AMCO - Asset Management Co. SpA Class B (a) (c) (d)	88	—
Amplifon SpA (c)	6,152	143,925
Antares Vision SpA (a)	1,555	7,758
Aquafil SpA (a)	1,423	2,208
Ariston Holding NV	5,256	25,851
Arnoldo Mondadori Editore SpA	7,124	17,979
Ascopiave SpA	3,019	10,791
Avio SpA	829	23,014
Azimut Holding SpA	5,431	173,277
Banca Generali SpA	2,717	150,474
Banca IFIS SpA	1,266	33,734
Banca Mediolanum SpA	10,835	185,947
Banca Monte dei Paschi di Siena SpA	44,938	380,964
Banca Popolare di Sondrio SpA	17,739	245,710
Banco BPM SpA (c)	67,556	786,027
Banco di Desio e della Brianza SpA	2,000	16,622
BasicNet SpA	1,151	10,687
BF SpA (a)	5,725	29,300
BFF Bank SpA (a) (b)	8,558	93,476
Biesse SpA	568	4,981
BPER Banca SpA	48,886	442,781
Brembo NV (c)	7,244	69,047
Brunello Cucinelli SpA	1,641	198,793
Buzzi SpA	3,733	206,216
Carel Industries SpA (b) (c)	2,448	64,943
Cembre SpA	169	11,248
CIR SpA-Compagnie Industriali (a)	41,402	28,431
Coca-Cola HBC AG	4,510	235,098
Credito Emiliano SpA	3,434	50,549
d'Amico International Shipping SA (c)	1,987	8,038
Danieli & C Officine Meccaniche SpA (e)	1,704	51,206
Danieli & C Officine Meccaniche SpA (c) (e)	569	22,275
Datalogic SpA	1,020	5,609
Davide Campari-Milano NV (c)	28,892	193,654
De' Longhi SpA	3,298	110,334
DiaSorin SpA (c)	1,284	136,946
Digital Bros SpA (a) (c)	152	2,709
Security Description	Shares	Value
doValue SpA (a) (b)	5,031	$14,611
El.En. SpA (c)	1,837	24,000
Enav SpA (b)	11,687	53,805
Enel SpA	371,565	3,513,716
Eni SpA	100,081	1,616,525
Equita Group SpA	1,697	8,934
ERG SpA	2,579	56,188
Esprinet SpA (c)	1,410	6,637
Eurogroup Laminations SpA (c)	3,992	10,731
Eurotech SpA (a)	1,117	1,294
Ferrari NV	5,820	2,842,714
Ferretti SpA (c)	6,851	22,582
Fila SpA	1,257	14,268
Fincantieri SpA (a)	4,127	79,207
Fine Foods & Pharmaceuticals NTM	450	4,279
FinecoBank Banca Fineco SpA	29,605	654,550
Garofalo Health Care SpA	1,295	7,509
Generali (c)	46,713	1,656,536
GVS SpA (a) (b) (c)	2,855	16,857
Hera SpA (c)	38,827	186,957
Immobiliare Grande Distribuzione SIIQ SpA REIT	2,144	7,802
Industrie De Nora SpA (c)	1,417	11,011
Infrastrutture Wireless Italiane SpA (b) (c)	13,822	168,415
Intercos SpA (c)	2,771	42,025
Interpump Group SpA	3,965	164,483
Intesa Sanpaolo SpA	699,450	4,016,161
Iren SpA	33,089	101,765
Italgas SpA	30,826	260,533
Italian Sea Group SpA	604	4,084
Italmobiliare SpA (c)	720	21,974
Iveco Group NV	8,763	171,784
Juventus Football Club SpA (a) (c)	3,442	12,477
KME Group SpA (a)	5,394	5,775
Leonardo SpA (c)	19,266	1,080,563
Lottomatica Group SpA	9,484	262,289
LU-VE SpA	303	10,795
Maire SpA	7,427	97,731
MARR SpA	1,552	17,672
Mediobanca Banca di Credito Finanziario SpA (c)	24,778	574,005
MFE-MediaForEurope NV Class A	7,826	26,733
MFE-MediaForEurope NV Class B	3,537	16,408
Moltiply Group SpA	677	36,159
Moncler SpA	11,114	631,304
NewPrinces SpA (a)	892	18,010
Nexi SpA (b)	26,680	158,909
OVS SpA (b)	9,386	40,788
Pharmanutra SpA	140	7,757
Philogen SpA (a) (b)	438	11,054
Piaggio & C SpA (c)	8,276	18,264
Pirelli & C SpA (b)	18,338	126,014
Poste Italiane SpA (b)	22,628	484,488
Prysmian SpA	14,373	1,012,979

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
RAI Way SpA (b)	4,411	$31,481
Recordati Industria Chimica e Farmaceutica SpA	5,413	339,306
Reply SpA	1,105	190,155
Revo SpA (a)	738	13,688
Risanamento SpA (a)	63,708	1,690
Ryanair Holdings PLC	14,553	410,334
Ryanair Holdings PLC ADR	13,075	754,035
Sabaf SpA	303	5,157
Safilo Group SpA (a) (c)	10,677	11,317
Saipem SpA (c)	64,626	176,377
Salvatore Ferragamo SpA (a) (c)	3,299	19,363
Sanlorenzo SpA (c)	822	28,802
Seco SpA (a) (c)	3,394	9,263
Seri Industrial SpA (a)	706	1,848
Sesa SpA (c)	401	40,552
Snam SpA	100,340	605,646
SOL SpA	1,701	96,042
Tamburi Investment Partners SpA (c)	5,011	46,116
Technogym SpA (b)	4,969	70,986
Technoprobe SpA (a) (c)	7,430	64,715
Telecom Italia SpA (a) (c) (e)	491,906	241,710
Telecom Italia SpA (a) (e)	278,721	151,614
Terna - Rete Elettrica Nazionale (c)	68,048	697,016
Tinexta SpA (c)	881	12,803
TXT e-solutions SpA	402	16,209
UniCredit SpA	74,521	4,978,284
Unipol Assicurazioni SpA	17,877	353,071
Webuild SpA (c)	23,797	100,451
Wiit SpA (c)	452	8,203
Wizz Air Holdings PLC (a) (b) (c)	2,539	37,925
Zignago Vetro SpA (c)	1,693	16,634
		34,378,156
JERSEY — 0.0% *
Coinshares International Ltd.	1,279	13,272
JTC PLC (b)	7,696	89,643
		102,915
LIECHTENSTEIN — 0.0% *
Liechtensteinische Landesbank AG	585	60,043
LUXEMBOURG — 0.3%
Aperam SA (c)	2,006	64,614
ArcelorMittal SA	20,141	635,274
Brederode SA	570	79,087
CVC Capital Partners PLC (b)	12,769	260,507
Eurofins Scientific SE (c)	5,638	400,002
Global Fashion Group SA (a)	3,715	1,317
Reinet Investments SCA	4,956	160,566
RTL Group SA	1,687	73,567
SES SA	17,380	123,225
		1,798,159
Security Description	Shares	Value
MALTA — 0.0% *
Catena Media PLC (a)	3,080	$579
Gentoo Media, Inc. (a)	6,008	8,359
		8,938
MEXICO — 0.0% *
Fresnillo PLC	8,554	168,796
MONACO — 0.0% *
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	273	32,527
NETHERLANDS — 5.8%
Aalberts NV	4,703	169,814
ABN AMRO Bank NV (b)	26,038	710,323
Adyen NV (a) (b)	1,417	2,592,156
Aegon Ltd.	61,038	440,501
Akzo Nobel NV	8,249	575,175
Alfen NV (a) (b) (c)	987	12,049
AMG Critical Materials NV	1,543	39,485
Arcadis NV	3,575	172,896
Argenx SE (a)	2,915	1,607,548
ASM International NV	2,225	1,419,260
ASML Holding NV	18,847	14,990,911
ASR Nederland NV	6,379	422,173
Basic-Fit NV (a) (b) (c)	2,442	74,071
BE Semiconductor Industries NV (c)	3,514	524,069
Corbion NV	2,702	57,821
CTP NV (b)	6,445	134,968
Eurocommercial Properties NV REIT	2,488	78,124
Euronext NV (b)	3,802	647,578
EXOR NV	4,126	414,587
Flow Traders Ltd. (a)	1,444	46,715
Fugro NV	4,849	67,906
Havas NV	32,751	56,052
Heineken Holding NV	5,846	434,042
Heineken NV	13,753	1,194,975
IMCD NV	2,853	381,953
ING Groep NV	150,533	3,291,272
JDE Peet's NV (c)	7,722	219,723
Koninklijke Ahold Delhaize NV	43,637	1,818,426
Koninklijke BAM Groep NV	13,556	120,221
Koninklijke Heijmans NV	1,135	73,211
Koninklijke KPN NV	188,314	914,272
Koninklijke Philips NV (c)	36,605	876,992
Koninklijke Vopak NV	2,877	142,584
NN Group NV	11,990	794,081
NSI NV REIT	924	25,869
OCI NV (a)	6,157	55,434
Onward Medical NV (a)	688	3,513
Pharming Group NV (a) (c)	28,944	30,935
PostNL NV (c)	18,816	20,386
Randstad NV (c)	5,106	234,952
Redcare Pharmacy NV (a) (b) (c)	833	91,573
SBM Offshore NV	6,579	173,762
TKH Group NV (c)	1,863	85,026

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
TomTom NV (a) (c)	3,156	$18,346
Universal Music Group NV (e)	10,776	347,606
Universal Music Group NV (c) (e)	36,875	1,189,491
Van Lanschot Kempen NV	1,724	110,495
Wolters Kluwer NV	11,404	1,900,225
		39,803,547
NIGERIA — 0.0% *
Airtel Africa PLC (b)	38,141	94,237
NORWAY — 1.4%
2020 Bulkers Ltd.	1,014	11,423
ABG Sundal Collier Holding ASA	19,932	13,846
ABL Group ASA	2,718	2,466
AF Gruppen ASA	2,562	38,684
Agilyx ASA (a)	1,864	4,927
Akastor ASA (a)	6,532	7,862
Aker ASA Class A	1,158	74,952
Aker BioMarine ASA	731	4,334
Aker BP ASA	14,789	376,751
Aker Carbon Capture ASA	17,351	581
Aker Horizons ASA (a)	10,251	1,509
Aker Solutions ASA	13,244	45,570
AKVA Group ASA	424	3,436
ArcticZymes Technologies ASA (a)	2,412	4,111
Arendals Fossekompani ASA	579	7,524
Austevoll Seafood ASA	4,156	39,795
AutoStore Holdings Ltd. (a) (b)	47,908	28,476
Avance Gas Holding Ltd. (b)	1,273	138
Axactor ASA (a)	7,541	5,544
B2 Impact ASA	13,385	18,861
BEWi ASA (a)	2,004	4,436
Bluenord ASA	921	44,914
Bonheur ASA	990	22,403
Borregaard ASA	4,409	86,440
Bouvet ASA	4,151	32,692
BW Offshore Ltd.	4,286	12,812
Cloudberry Clean Energy ASA (a)	7,384	9,077
Crayon Group Holding ASA (a) (b)	6,874	97,951
DNB Bank ASA (e)	41,239	1,135,329
DNB Bank ASA (a) (e)	894	1,454
DNB Bank ASA (a) (e)	67	107
DNO ASA	46,071	58,546
DOF Group ASA	7,118	62,531
Edda Wind ASA (a)	1,002	2,248
Elkem ASA (b)	14,090	32,998
Elliptic Laboratories ASA (a)	3,588	4,772
Elmera Group ASA (b)	5,158	18,018
Elopak ASA	7,180	33,347
Endur ASA (a)	1,851	16,060
Entra ASA (a) (b)	3,157	41,679
Equinor ASA	44,012	1,109,466
Europris ASA (b)	7,711	65,073
Frontline PLC	6,990	114,972
Gjensidige Forsikring ASA	8,967	226,308
Grieg Seafood ASA (a)	2,824	21,111
Hexagon Composites ASA (a)	5,124	9,185
Security Description	Shares	Value
Hexagon Purus ASA (a)	5,389	$1,209
Hoegh Autoliners ASA	5,671	49,959
Hofseth BioCare ASA (a)	8,389	1,484
Kid ASA (b)	1,840	28,292
Kitron ASA	9,539	59,008
Klaveness Combination Carriers ASA (b)	1,131	6,817
Komplett ASA (a)	1,132	1,298
Kongsberg Gruppen ASA	21,208	819,110
Leroy Seafood Group ASA	13,081	61,788
LINK Mobility Group Holding ASA (a)	8,983	25,698
Magnora ASA	1,972	4,745
Medistim ASA	709	14,643
Morrow Bank ASA	6,284	7,172
Mowi ASA	21,733	417,922
MPC Container Ships ASA	19,892	31,392
Multiconsult ASA (b)	989	20,426
NEL ASA (a)	76,239	18,940
Norbit ASA	2,356	50,288
Norconsult Norge AS	14,784	66,472
Nordic Mining ASA (a)	2,413	5,687
Nordic Semiconductor ASA (a)	8,693	116,569
Norsk Hydro ASA	64,819	368,557
Norske Skog ASA (a) (b)	3,680	8,073
Norwegian Air Shuttle ASA	38,405	55,389
NRC Group ASA (a)	1,834	1,232
Nykode Therapeutics ASA	9,133	1,673
Odfjell Drilling Ltd.	6,520	42,974
Odfjell SE Class A	1,158	12,358
Odfjell SE Class B	299	3,173
OKEA ASA (a)	1,403	2,346
Olav Thon Eiendomsselskap ASA	1,413	40,911
Orkla ASA	36,441	394,669
Otello Corp. ASA (a)	3,004	3,607
Panoro Energy ASA	6,004	13,468
Pareto Bank ASA	1,879	15,374
Pexip Holding ASA	4,150	24,195
PhotoCure ASA (a)	1,134	6,062
Polaris Media ASA	556	3,434
poLight ASA (a) (b)	1,889	693
Protector Forsikring ASA	2,768	117,343
Public Property Invest AS (a)	3,990	9,443
Rana Gruber ASA	1,153	7,850
Rogaland Sparebank	972	13,751
Salmar ASA	3,543	152,928
Salmon Evolution ASA (a)	14,377	8,652
SATS ASA (a)	9,945	35,772
Sea1 offshore, Inc.	2,227	5,414
Selvaag Bolig ASA	2,007	6,971
Solstad Offshore ASA	2,270	9,589
SpareBank 1 Helgeland	562	9,705
SpareBank 1 Nord Norge	4,686	68,106
Sparebank 1 Oestlandet	2,369	45,565
Sparebank 1 Ostfold Akershus	214	9,082
SpareBank 1 Ringerike Hadeland	158	6,011

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
SpareBank 1 SMN	6,596	$126,410
SpareBank 1 Sor-Norge ASA	11,691	214,187
Sparebanken More	1,878	19,838
Sparebanken Norge	6,532	103,340
Sparebanken Ost	696	5,279
Stolt-Nielsen Ltd.	1,128	28,535
Storebrand ASA	21,237	299,677
StrongPoint ASA (a)	2,734	3,012
Telenor ASA	31,002	480,055
TGS ASA	8,716	74,028
Thor Medical ASA (a)	2,614	657
TOMRA Systems ASA	11,110	172,364
Treasure ASA	1,729	4,955
Var Energi ASA	42,698	136,747
Veidekke ASA	5,015	80,282
Vend Marketplaces ASA Class A	3,431	120,360
Vend Marketplaces ASA Class B	5,165	173,431
Vow ASA (a)	6,725	1,651
Wallenius Wilhelmsen ASA	4,731	38,709
Wilh Wilhelmsen Holding ASA Class A	749	32,159
Wilh Wilhelmsen Holding ASA Class B	352	14,800
XXL ASA (a) (b)	433	422
Zalaris ASA	686	5,206
Zaptec ASA (a)	3,017	6,335
		9,410,447
PERU — 0.0% *
Hochschild Mining PLC	13,654	47,825
POLAND — 1.0%
11 bit studios SA (a)	121	7,078
AB SA	583	15,649
AC SA (a)	311	2,547
Agora SA (a)	1,594	4,323
Alior Bank SA	4,125	107,983
Allegro.eu SA (a) (b)	30,158	288,666
Ambra SA	440	2,563
Amica SA	169	2,745
Apator SA	1,257	6,957
Archicom SA	424	5,116
Arctic Paper SA (a)	698	2,086
Asseco Business Solutions SA	1,060	25,813
Asseco Poland SA	2,575	144,079
Asseco South Eastern Europe SA (a)	1,257	27,653
Atal SA (a)	292	5,204
Auto Partner SA	3,017	17,198
Bank Handlowy w Warszawie SA (a)	1,546	51,081
Bank Millennium SA (a)	28,036	110,941
Bank Ochrony Srodowiska SA (a)	1,576	4,518
Bank Polska Kasa Opieki SA	8,623	441,440
Benefit Systems SA	126	110,528
Bioton SA (a)	1,723	1,945
BNPP Bank Polska SA	1,461	43,057
Security Description	Shares	Value
Boryszew SA	3,551	$6,544
Budimex SA	583	89,892
Bumech SA (a)	407	940
Captor Therapeutics SA (a)	117	1,091
CCC SA (a)	2,315	131,004
CD Projekt SA	3,537	274,836
Celon Pharma SA (a)	704	4,481
CI Games SA (a)	3,592	2,236
Comp SA (a)	126	8,403
Cyber Folks SA	421	19,758
Cyfrowy Polsat SA (a)	11,668	56,940
Datawalk SA (a)	135	4,277
Develia SA	19,086	40,668
Diagnostyka SA	854	39,513
Dino Polska SA (a) (b)	2,290	333,321
Dom Development SA	405	26,673
Echo Investment SA (a)	8,399	11,458
Enea SA (a)	13,389	72,470
Energa SA (a)	3,264	10,875
Enter Air SA	411	6,608
Erbud SA	168	1,627
Eurocash SA	3,681	8,816
Fabryki Mebli Forte SA (a)	688	5,597
Ferro SA	843	8,398
Firma Oponiarska Debica SA	117	2,694
Globe Trade Centre SA	8,681	9,777
Grupa Azoty SA (a)	2,160	13,987
Grupa Kety SA	495	122,594
Grupa Pracuj SA (a)	732	12,863
ING Bank Slaski SA	1,544	133,091
InPost SA (a)	10,664	176,503
Inter Cars SA	420	65,201
Jastrzebska Spolka Weglowa SA (a)	2,433	14,441
KGHM Polska Miedz SA (a)	6,441	229,746
KRUK SA (a)	833	92,595
LPP SA	64	259,808
Lubawa SA (a)	5,034	12,621
Lubelski Wegiel Bogdanka SA	454	2,946
Mabion SA (a)	413	1,130
Mangata Holding SA	126	2,469
mBank SA (a)	636	140,444
Medicalgorithmics SA (a)	135	926
Mennica Polska SA (a)	1,118	8,817
Mirbud SA	1,576	5,953
MLP Group SA (a)	283	6,547
Mo-BRUK SA	73	5,656
Neuca SA (a)	85	16,324
Newag SA	1,006	20,322
Oponeo.pl SA	17	438
Orange Polska SA	29,888	75,594
ORLEN SA	27,713	629,606
PCC Rokita SA	135	2,469
PCF Group SA (a)	311	452
PGE Polska Grupa Energetyczna SA (a)	39,752	125,457

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
PKP Cargo SA (a)	1,413	$6,217
PlayWay SA	13	1,155
Polenergia SA (a)	856	14,355
Polimex-Mostostal SA (a)	3,126	4,109
Powszechna Kasa Oszczednosci Bank Polski SA	40,913	851,828
Powszechny Zaklad Ubezpieczen SA	27,468	478,861
Poznanska Korporacja Budowlana Pekabex SA (a)	440	2,216
Rainbow Tours SA	635	23,968
Ryvu Therapeutics SA (a)	420	3,742
Sanok Rubber Co. SA	1,129	7,154
Santander Bank Polska SA	1,878	256,515
Selvita SA (a)	416	3,476
Shoper SA	281	3,857
Sniezka SA	259	6,092
Stalexport Autostrady SA	4,435	3,792
Synektik SA	137	7,127
Synthaverse SA (a)	1,290	1,874
Tauron Polska Energia SA (a)	48,225	112,257
TEN Square Games SA	149	3,591
Text SA	687	11,245
Torpol SA	418	4,349
Toya SA (a)	1,138	2,715
Vercom SA Class D	408	13,661
Vigo Photonics SA (a)	8	1,147
Voxel SA	174	7,723
VRG SA	8,386	8,656
Warsaw Stock Exchange	1,275	18,153
Wawel SA (a)	3	553
Wielton SA (a)	1,128	1,910
Wirtualna Polska Holding SA	843	18,615
XTB SA (b)	2,983	67,242
Zabka Group SA (a)	19,739	118,202
Zespol Elektrocieplowni Wroclawskich Kogeneracja SA (a)	290	4,598
Zespol Elektrowni Patnow Adamow Konin SA (a)	1,142	9,149
		6,867,171
PORTUGAL — 0.3%
Altri SGPS SA (c)	3,871	22,129
Banco Comercial Portugues SA Class R	439,123	340,516
Corticeira Amorim SGPS SA	1,724	16,028
CTT-Correios de Portugal SA	3,043	26,969
EDP SA	126,455	546,553
Galp Energia SGPS SA	19,876	363,270
Ibersol SGPS SA	543	6,170
Jeronimo Martins SGPS SA	13,404	337,972
Mota-Engil SGPS SA (c)	3,254	14,660
Navigator Co. SA (c)	10,128	37,877
NOS SGPS SA	7,992	36,306
Novabase SGPS SA	1,749	16,322
Pharol SGPS SA (a)	21,901	1,568
Security Description	Shares	Value
REN - Redes Energeticas Nacionais SGPS SA	16,211	$57,564
Semapa-Sociedade de Investimento e Gestao	547	10,723
Sonae SGPS SA	43,721	61,997
		1,896,624
SINGAPORE — 0.2%
BW LPG Ltd. (b)	4,469	52,552
Hafnia Ltd.	14,372	71,919
STMicroelectronics NV (c)	32,008	974,820
		1,099,291
SOUTH AFRICA — 0.2%
Anglo American PLC	54,849	1,615,989
Scatec ASA (a) (b)	6,922	63,647
		1,679,636
SOUTH KOREA — 0.0% *
Delivery Hero SE (a) (b)	10,238	276,051
SPAIN — 4.7%
Acciona SA	1,161	208,242
Acerinox SA	9,100	115,580
ACS Actividades de Construccion y Servicios SA (c)	9,338	646,175
Aedas Homes SA (b)	710	20,252
Aena SME SA (b)	35,936	955,877
Alantra Partners SA	832	7,618
Almirall SA (c)	3,790	47,336
Amadeus IT Group SA	21,529	1,806,429
AmRest Holdings SE	3,305	14,413
Atresmedia Corp. de Medios de Comunicacion SA (c)	3,684	22,357
Banco Bilbao Vizcaya Argentaria SA	275,700	4,224,993
Banco de Sabadell SA	261,906	831,005
Banco Santander SA	724,984	5,980,132
Bankinter SA (c)	31,184	405,587
Befesa SA (b)	1,701	55,269
CaixaBank SA	169,712	1,465,037
Cellnex Telecom SA (a) (b)	23,482	908,245
CIE Automotive SA (c)	2,411	69,056
Construcciones y Auxiliar de Ferrocarriles SA (c)	972	53,227
Corp. ACCIONA Energias Renovables SA (c)	2,730	62,810
Corp. Financiera Alba SA (a)	1,216	119,787
Distribuidora Internacional de Alimentacion SA (a)	623	19,599
Ebro Foods SA (c)	2,415	49,043
EDP Renovaveis SA	14,706	163,564
eDreams ODIGEO SA (a) (c)	4,160	37,845
Elecnor SA (c)	1,877	47,702
Enagas SA (c)	11,118	186,497
Ence Energia y Celulosa SA (c)	6,584	22,444
Endesa SA (c)	15,359	484,804
Ercros SA	3,399	11,850

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Faes Farma SA	15,226	$81,412
Fluidra SA (c)	4,437	110,417
Fomento de Construcciones y Contratas SA	3,140	46,884
Gestamp Automocion SA (b) (c)	6,575	22,552
Global Dominion Access SA (b) (c)	4,270	15,714
Grenergy Renovables SA (a)	686	49,524
Grifols SA (a)	14,086	171,136
Grifols SA Class B, Preference Shares (a)	12,112	108,196
Grupo Catalana Occidente SA (c)	2,127	122,966
Iberdrola SA	281,671	5,386,115
Indra Sistemas SA	4,143	179,260
Industria de Diseno Textil SA	53,153	2,756,550
Inmobiliaria Colonial Socimi SA REIT (c)	13,798	97,343
Laboratorios Farmaceuticos Rovi SA	1,024	65,811
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (c)	30,879	49,006
Logista Integral SA	3,020	98,552
Mapfre SA (c)	45,930	187,085
Melia Hotels International SA	5,725	47,781
Merlin Properties Socimi SA REIT	18,302	239,115
Metrovacesa SA (a) (b)	548	6,819
Naturgy Energy Group SA (c)	16,989	538,448
Neinor Homes SA (b)	1,449	28,269
Obrascon Huarte Lain SA (a)	29,581	10,434
Parques Reunidos Servicios Centrales SAU (a) (d)	1,617	—
Pharma Mar SA (a)	581	54,220
Promotora de Informaciones SA Class A (a)	33,259	14,289
Prosegur Cash SA (b)	16,503	15,808
Prosegur Cia de Seguridad SA	3,988	13,646
Puig Brands SA Class B	6,423	126,364
Redeia Corp. SA (c)	19,576	417,074
Repsol SA (c)	53,405	779,543
Sacyr SA	25,932	105,567
Solaria Energia y Medio Ambiente SA (a)	3,733	43,101
Soltec Power Holdings SA (a) (c)	1,027	1,926
Talgo SA (a) (b)	3,559	12,366
Tecnicas Reunidas SA (a)	2,623	60,349
Telefonica SA (c)	189,593	992,144
Tubacex SA	4,731	23,297
Unicaja Banco SA (b)	52,171	122,849
Vidrala SA	1,156	133,662
Viscofan SA (c)	1,941	137,618
		32,515,987
SWEDEN — 5.6%
AAK AB (c)	8,565	223,058
AcadeMedia AB (b)	3,842	33,581
AddLife AB Class B	5,393	106,780
Addnode Group AB (c)	6,399	74,394
AddTech AB Class B	12,574	424,833
Security Description	Shares	Value
AFRY AB	5,032	$83,423
Alfa Laval AB	14,257	595,089
Alimak Group AB (b)	3,109	47,498
Alleima AB	9,830	77,100
Alligo AB Class B	1,131	13,054
Ambea AB (b)	3,589	42,441
Apotea Sverige AB (a)	2,829	26,181
AQ Group AB	2,705	51,316
Arise AB	1,279	4,596
Arjo AB Class B	9,527	33,848
Asker Healthcare Group AB (a)	10,971	125,476
Asmodee Group AB Class B (a) (c)	7,222	94,723
Assa Abloy AB Class B	47,360	1,466,955
Atea ASA	3,833	60,300
Atlas Copco AB Class A	123,252	1,976,734
Atlas Copco AB Class B	74,527	1,051,389
Atrium Ljungberg AB Class B (c)	11,993	42,553
Attendo AB (b)	5,390	35,856
Avanza Bank Holding AB	6,101	205,300
Axfood AB (c)	5,420	159,010
Bactiguard Holding AB (a)	722	2,152
Balco Group AB (a)	547	1,538
Beijer Alma AB	2,111	50,392
Beijer Ref AB (c)	18,655	292,341
Bergman & Beving AB	1,136	34,806
Betsson AB Class B	5,691	119,369
BHG Group AB (a)	4,392	10,701
BICO Group AB (a)	1,864	7,018
Bilia AB Class A	3,298	44,191
Billerud Aktiebolag	10,124	104,263
BioArctic AB (a) (b) (c)	1,980	37,126
BioGaia AB Class B	5,032	56,073
BioInvent International AB (a)	1,728	6,246
Biotage AB	3,471	52,117
Boliden AB (a)	13,083	405,103
Bonava AB Class B (a)	10,546	14,208
BoneSupport Holding AB (a) (b)	3,109	91,341
Boozt AB (a) (b) (c)	1,826	15,203
Bravida Holding AB (b)	9,408	93,928
Brinova Fastigheter AB (a)	7,656	13,456
BTS Group AB Class B	693	16,797
Bufab AB	6,360	58,599
Bulten AB	595	3,802
Bure Equity AB	2,539	75,820
Byggmax Group AB	2,577	13,763
Camurus AB (a)	1,913	121,740
Castellum AB (c)	18,637	242,584
Catella AB	1,841	5,689
Catena AB (c)	2,176	110,188
Cellavision AB (c)	588	11,217
Cibus Nordic Real Estate AB publ (c)	2,878	56,470
Cint Group AB (a)	8,679	7,131
Clas Ohlson AB Class B	1,969	66,815
Cloetta AB Class B	9,531	34,042

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Coor Service Management Holding AB (b)	4,433	$19,266
Corem Property Group AB Class B (c)	24,755	13,507
Corem Property Group AB Class D	286	7,157
Ctek AB (a)	1,443	2,386
CTT Systems AB	410	9,335
Dios Fastigheter AB	5,434	39,485
Dometic Group AB (b)	14,503	60,231
Duni AB	1,550	15,174
Dustin Group AB (a) (b) (c)	14,787	3,687
Dynavox Group AB (a)	4,554	53,422
Eastnine AB	2,248	11,747
Elanders AB Class B	702	4,287
Electrolux AB Class B (a) (c)	10,978	77,499
Electrolux Professional AB Class B (c)	10,536	74,070
Elekta AB Class B	17,240	88,421
Embracer Group AB (a) (c)	7,222	81,811
Enea AB (a)	706	5,156
Engcon AB	1,875	17,746
Eolus Vind AB Class B	1,130	6,486
Ependion AB	866	10,086
Epiroc AB Class A	29,986	646,261
Epiroc AB Class B	18,911	359,155
EQT AB (c)	42,267	1,401,006
Essity AB Class A	1,429	39,510
Essity AB Class B	27,525	756,689
Evolution AB (b)	7,094	559,457
Fabege AB	11,120	98,769
Fagerhult Group AB	4,126	18,313
Fasadgruppen Group AB	1,826	5,844
Fastighets AB Balder Class B (a)	34,406	253,648
Fastighets AB Trianon (a)	2,682	5,336
Fastighetsbolaget Emilshus AB Class B (a)	2,716	14,819
FastPartner AB Class A	2,265	13,761
Ferronordic AB (a)	69	363
Fingerprint Cards AB Class B (a)	14,301	17
FM Mattsson AB	1,024	6,490
G5 Entertainment AB	417	4,769
GARO AB (a)	1,420	2,980
Getinge AB Class B	10,261	204,242
Granges AB	4,837	61,564
Green Landscaping Group AB (a) (b)	1,270	8,555
Gruvaktiebolaget Viscaria (a)	2,568	4,511
H & M Hennes & Mauritz AB Class B (c)	23,778	331,581
Hansa Biopharma AB (a) (c)	1,579	4,341
Hanza AB	1,164	10,968
Heba Fastighets AB Class B	3,169	10,541
Hemnet Group AB	4,242	123,115
Hexagon AB Class B (c)	101,413	1,012,598
Hexatronic Group AB (a)	7,833	20,424
Hexpol AB	12,088	116,309
HMS Networks AB (a) (c)	1,562	67,919
Security Description	Shares	Value
Hoist Finance AB (b)	1,913	$16,761
Holmen AB Class B	4,018	158,184
Hufvudstaden AB Class A	5,431	70,378
Humana AB	1,552	6,025
Humble Group AB (a)	17,489	15,176
Husqvarna AB Class A	1,152	6,032
Husqvarna AB Class B	16,330	85,313
IAR Systems Group AB	686	7,961
Immunovia AB (a)	720	31
Industrivarden AB Class A	7,096	255,535
Industrivarden AB Class C (c)	7,549	270,660
Indutrade AB	12,957	351,034
Instalco AB	10,398	26,512
Intea Fastigheter AB	5,810	47,338
Intrum AB (a)	4,408	27,733
Investment AB Latour Class B (c)	6,999	183,009
Investment AB Oresund	1,592	19,711
Investor AB Class A	27,332	802,718
Investor AB Class B	87,117	2,557,183
INVISIO AB	1,704	63,920
Inwido AB	2,700	59,550
Irlab Therapeutics AB (a)	1,848	760
ITAB Shop Concept AB (a)	6,514	15,686
JM AB (c)	3,260	51,891
John Mattson Fastighetsforetagen AB (a)	1,420	9,685
Karnell Group AB (a)	1,298	7,586
Karnov Group AB (a)	3,511	39,566
K-fast Holding AB (a)	2,827	4,236
Kinnevik AB Class A (a)	436	4,328
Kinnevik AB Class B (a)	11,405	100,140
Klarabo Sverige AB Class B (a)	4,540	7,889
KNOW IT AB (c)	978	13,115
L E Lundbergforetagen AB Class B	3,447	170,571
Lagercrantz Group AB Class B	9,716	232,032
Lifco AB Class B	10,977	440,904
Lime Technologies AB	417	18,158
Lindab International AB (c)	3,680	75,721
Logistea AB Class B	13,340	21,696
Loomis AB	3,538	147,602
Maha Energy AB (a)	3,991	1,629
Medcap AB (a)	682	32,059
Medicover AB Class B	3,300	87,258
MEKO AB	1,970	22,242
Midsona AB Class B	2,162	1,974
Mildef Group AB	1,818	37,827
MIPS AB	1,111	51,666
Modern Times Group MTG AB Class B (a)	5,007	63,045
Momentum Group AB	1,683	28,467
Munters Group AB (b)	6,543	94,811
Mycronic AB	7,366	155,970
NCAB Group AB (a)	9,388	46,593
NCC AB Class B	4,004	74,111
Nederman Holding AB	872	16,158
Neobo Fastigheter AB (a)	7,435	13,356

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Net Insight AB Class B (a)	13,227	$5,593
New Wave Group AB Class B	4,018	52,405
Nibe Industrier AB Class B (c)	68,656	290,605
Nivika Fastigheter AB Class B	1,409	6,069
Nobia AB (a)	20,350	9,199
Nolato AB Class B	8,963	54,453
Nordisk Bergteknik AB Class B (a)	1,452	1,676
Nordnet AB publ	8,292	223,605
Norion Bank AB (a)	4,854	25,873
Note AB	862	16,253
NP3 Fastigheter AB (c)	1,724	48,842
Nyfosa AB	7,698	76,088
OEM International AB Class B	4,328	63,305
Oncopeptides AB (a) (b)	8,255	1,287
Orron Energy AB (a) (c)	8,680	4,272
Ovzon AB (a)	4,580	22,322
Pandox AB	5,449	95,139
Peab AB Class B	9,565	77,731
Platzer Fastigheter Holding AB Class B	3,993	33,476
PowerCell Sweden AB (a) (c)	1,419	3,716
Pricer AB Class B (a)	4,841	2,601
Prisma Properties AB (a)	5,142	13,920
Proact IT Group AB	995	10,941
Ratos AB Class B	9,817	41,327
RaySearch Laboratories AB (c)	1,167	41,021
Rejlers AB	723	15,066
Roko AB (a)	388	93,596
Rusta AB	2,295	17,844
Rvrc Holding AB	4,249	19,501
Saab AB Class B	15,839	876,842
Sagax AB Class A	262	5,938
Sagax AB Class B	10,529	238,633
Sagax AB Class D (c)	4,723	16,602
Samhallsbyggnadsbolaget i Norden AB (a) (c)	56,712	33,693
Samhallsbyggnadsbolaget i Norden AB Class D (a) (c)	6,962	6,147
Sandvik AB	50,996	1,160,605
Scandi Standard AB	1,076	10,906
Scandic Hotels Group AB (b)	8,067	69,705
Sdiptech AB Class B (a) (c)	1,587	35,435
Sectra AB Class B	7,114	261,557
Securitas AB Class B	24,198	359,273
Sedana Medical AB (a) (c)	3,726	4,324
Sivers Semiconductors AB (a)	4,580	1,867
Skandinaviska Enskilda Banken AB Class A	74,824	1,296,214
Skandinaviska Enskilda Banken AB Class C	710	12,531
Skanska AB Class B	16,976	392,231
SKF AB Class A	596	13,633
SKF AB Class B	16,308	371,492
SkiStar AB (c)	1,969	31,961
SmartCraft ASA (a)	3,692	9,741
SSAB AB Class A	10,272	61,263
Security Description	Shares	Value
SSAB AB Class B (c)	29,882	$175,208
Stendorren Fastigheter AB (a)	573	11,784
Stenhus Fastigheter I Norden AB	8,386	10,031
Stillfront Group AB (a)	19,645	14,048
Storskogen Group AB Class B	74,387	88,082
Svedbergs Group AB	1,724	9,931
Svenska Cellulosa AB SCA Class A	987	12,738
Svenska Cellulosa AB SCA Class B	26,325	339,752
Svenska Handelsbanken AB Class A	74,323	986,123
Svenska Handelsbanken AB Class B (c)	1,685	35,025
Sweco AB Class B	10,065	173,199
Swedbank AB Class A	43,237	1,136,455
Swedish Logistic Property AB Class B (a)	7,548	33,580
Swedish Orphan Biovitrum AB (a)	11,293	341,501
SynAct Pharma AB (a)	1,131	2,274
Synsam AB	4,476	25,127
Systemair AB (c)	4,553	41,993
Tele2 AB Class B	26,816	388,999
Telefonaktiebolaget LM Ericsson Class A	2,735	23,245
Telefonaktiebolaget LM Ericsson Class B	139,405	1,183,942
Telia Co. AB	111,879	398,780
TF Bank AB	273	10,054
Thule Group AB (b)	5,140	146,697
Tobii AB (a) (c)	4,550	2,297
Trelleborg AB Class B	9,634	355,927
Troax Group AB	1,826	27,513
Truecaller AB Class B	11,256	79,249
VBG Group AB Class B	843	22,998
Vestum AB (a) (c)	12,246	12,759
Viaplay Group AB (a) (c)	32,460	2,463
Vicore Pharma Holding AB (a) (c)	2,714	2,167
Vimian Group AB (a)	10,500	44,070
Vitec Software Group AB Class B (c)	1,684	84,320
Vitrolife AB (c)	3,412	50,122
VNV Global AB (a)	4,534	8,107
Volati AB	1,025	12,799
Volvo AB Class A	8,996	250,896
Volvo AB Class B	75,941	2,114,784
Volvo Car AB Class B (a) (c)	30,877	56,276
Wallenstam AB Class B (c)	23,630	119,558
Wihlborgs Fastigheter AB	12,799	137,385
XANO Industri AB Class B	868	5,711
Xvivo Perfusion AB (a)	1,290	38,279
Yubico AB (a) (c)	3,003	42,916
		38,913,510
SWITZERLAND — 7.7%
ABB Ltd.	75,516	4,488,269
Accelleron Industries AG	4,561	319,728

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Adecco Group AG (c)	8,138	$241,073
Allreal Holding AG	739	172,867
ALSO Holding AG	287	96,808
Arbonia AG (c)	2,399	16,003
Aryzta AG (a)	1,179	119,751
Ascom Holding AG	1,557	7,052
Autoneum Holding AG	144	25,110
Avolta AG	4,794	259,093
Bachem Holding AG (c)	1,452	105,799
Baloise Holding AG	1,989	467,765
Banque Cantonale de Geneve	117	34,835
Banque Cantonale Vaudoise	1,399	160,727
Barry Callebaut AG (c)	178	193,206
Basellandschaftliche Kantonalbank	26	29,854
Basilea Pharmaceutica Ag Allschwil (a)	583	34,387
Belimo Holding AG	474	481,146
Bell Food Group AG	123	38,553
Berner Kantonalbank AG	211	66,666
BKW AG	971	211,400
Bossard Holding AG Class A	356	78,087
Bucher Industries AG	314	155,422
Burckhardt Compression Holding AG	147	121,700
Burkhalter Holding AG	413	67,554
Bystronic AG	68	32,889
Cembra Money Bank AG	1,413	176,980
Cham Swiss Properties AG	1,063	30,181
Chocoladefabriken Lindt & Spruengli AG (e)	51	855,339
Chocoladefabriken Lindt & Spruengli AG (e)	6	996,482
Cie Financiere Richemont SA Class A	25,720	4,828,962
Clariant AG	10,819	114,510
Comet Holding AG	347	108,634
Daetwyler Holding AG Bearer Shares (c)	401	60,553
DKSH Holding AG	1,734	134,189
DocMorris AG (a)	1,734	13,887
dormakaba Holding AG	140	127,513
Dottikon Es Holding AG (a) (c)	151	57,953
DSM-Firmenich AG	8,854	938,096
EFG International AG	5,885	108,680
Emmi AG	100	99,623
EMS-Chemie Holding AG	324	243,814
Fenix Outdoor International AG	169	9,239
Flughafen Zurich AG	919	260,922
Forbo Holding AG (c)	51	52,794
Fundamenta Real Estate AG	1,281	29,289
Galderma Group AG	5,900	852,387
Galenica AG (b)	2,402	262,078
Geberit AG	1,606	1,258,975
Georg Fischer AG	3,742	304,860
Givaudan SA	386	1,862,595
Gurit Holding AG Class BR (a) (c)	135	2,948
Security Description	Shares	Value
Helvetia Holding AG	1,684	$393,709
Huber & Suhner AG	707	78,694
Idorsia Ltd. (a)	5,833	15,755
Implenia AG	780	54,384
Inficon Holding AG	799	106,801
International Workplace Group PLC	39,682	113,542
Interroll Holding AG	36	89,638
Intershop Holding AG	282	50,307
Julius Baer Group Ltd.	10,002	674,004
Jungfraubahn Holding AG	272	69,025
Kardex Holding AG	281	97,432
Komax Holding AG (a) (c)	168	20,430
Kongsberg Automotive ASA (a)	37,418	6,190
Kuehne & Nagel International AG	2,573	554,844
Kuros Biosciences AG (a) (c)	1,488	50,884
Landis & Gyr Group AG (c)	1,153	80,536
LEM Holding SA (c)	24	25,116
Leonteq AG (c)	425	10,241
Logitech International SA	7,027	630,664
Lonza Group AG	3,456	2,453,065
Luzerner Kantonalbank AG	874	78,506
Medacta Group SA (b)	275	46,363
Medmix AG (b)	1,117	16,951
Meyer Burger Technology AG (a) (c)	1,574	1,485
Mobilezone Holding AG	1,969	28,298
Mobimo Holding AG	344	140,236
Molecular Partners AG (a)	1,144	4,455
OC Oerlikon Corp. AG Pfaffikon	9,251	42,885
Orior AG (a) (c)	282	4,549
Partners Group Holding AG	1,080	1,404,271
Peach Property Group AG (a)	425	3,828
Plazza AG Class A	73	36,408
PSP Swiss Property AG	2,255	413,889
R&S Group Holding AG	1,519	55,150
Rieter Holding AG (c)	140	11,977
Romande Energie Holding SA	595	31,544
Sandoz Group AG	21,010	1,146,048
Schindler Holding AG (e)	1,972	730,829
Schindler Holding AG (e)	1,002	361,903
Schweiter Technologies AG (c)	50	23,681
Schweizerische Nationalbank	3	12,626
Sensirion Holding AG (a) (b)	544	57,749
SFS Group AG	878	120,008
SGS SA	7,729	781,639
Siegfried Holding AG	1,916	214,948
SIG Group AG	14,918	274,746
Sika AG	7,672	2,076,066
SKAN Group AG	576	51,811
Sonova Holding AG	2,369	703,557
St. Galler Kantonalbank AG	138	83,563
Stadler Rail AG (c)	2,683	65,895
Straumann Holding AG	5,642	733,956
Sulzer AG	857	154,174

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Sunrise Communications AG Class A	3,154	$177,195
Swatch Group AG (c)	2,580	86,475
Swatch Group AG Bearer Shares	1,408	228,358
Swiss Life Holding AG	1,370	1,381,359
Swiss Prime Site AG	3,904	582,657
Swisscom AG	1,209	854,350
Swissquote Group Holding SA	529	298,659
Tecan Group AG	595	120,943
Temenos AG	2,765	197,128
Thurgauer Kantonalbank	158	30,369
TX Group AG	143	37,367
u-blox Holding AG (a) (c)	310	38,750
UBS Group AG	160,016	5,397,525
Valiant Holding AG	723	109,722
VAT Group AG (b) (c)	1,321	555,451
Vaudoise Assurances Holding SA	45	34,485
Vetropack Holding AG	686	27,535
Vontobel Holding AG	1,292	104,042
VZ Holding AG	781	170,329
Walliser Kantonalbank	230	35,251
Ypsomed Holding AG (c)	210	111,464
Zehnder Group AG	425	35,773
Zug Estates Holding AG Class B	14	38,166
Zuger Kantonalbank	7	75,804
Zurich Insurance Group AG	7,004	4,879,923
		52,915,562
TANZANIA, UNITED REPUBLIC OF — 0.0% *
Helios Towers PLC (a)	52,715	87,841
UKRAINE — 0.0% *
Ferrexpo PLC (a)	13,509	8,599
UNITED ARAB EMIRATES — 0.0% *
Shelf Drilling Ltd. (a) (b)	6,283	5,544
UNITED KINGDOM — 17.7%
3i Group PLC	46,546	2,627,912
4imprint Group PLC	1,293	64,850
Aberdeen Group PLC (c)	91,397	234,460
Admiral Group PLC	12,891	577,651
AG Barr PLC	4,442	41,879
AJ Bell PLC	16,355	114,526
Allfunds Group PLC	17,067	130,222
Alpha Group International PLC	1,837	80,177
Alphawave IP Group PLC (a) (c)	15,810	37,741
AO World PLC (a)	22,490	29,833
Argo Blockchain PLC (a)	13,187	172
Ashmore Group PLC	23,059	49,452
Ashtead Group PLC	21,558	1,379,315
ASOS PLC (a)	3,277	13,607
Associated British Foods PLC	14,304	403,398
Assura PLC REIT	143,045	98,501
Aston Martin Lagonda Global Holdings PLC (a) (b) (c)	10,124	11,099
AstraZeneca PLC	74,206	10,290,839
Auction Technology Group PLC (a) (c)	4,393	27,421
Security Description	Shares	Value
Auto Trader Group PLC (b)	42,517	$480,321
Aviva PLC	127,899	1,085,249
Avon Technologies PLC	1,293	34,197
B&M European Value Retail SA	45,736	170,098
Babcock International Group PLC	24,207	380,815
BAE Systems PLC	144,339	3,731,400
Balfour Beatty PLC	25,271	180,769
Baltic Classifieds Group PLC	23,433	119,776
Barclays PLC	681,182	3,148,551
Barratt Redrow PLC	70,182	438,457
Beazley PLC	29,782	381,590
Bellway PLC	5,860	231,592
Berkeley Group Holdings PLC	4,953	261,991
Big Yellow Group PLC REIT	9,565	132,647
Bloomsbury Publishing PLC (c)	3,532	24,781
Bodycote PLC	8,843	70,830
Breedon Group PLC	13,383	70,790
Bridgepoint Group PLC (b)	32,645	139,037
British American Tobacco PLC	105,258	4,995,039
British Land Co. PLC REIT	48,945	252,458
BT Group PLC (c)	302,046	801,948
Bunzl PLC	15,593	495,734
Burberry Group PLC (a)	17,892	289,806
Bytes Technology Group PLC	10,678	74,992
Cab Payments Holdings PLC (a)	6,118	3,857
Capita PLC (a)	5,180	23,673
Capricorn Energy PLC (a)	3,841	12,106
Centrica PLC	235,900	522,235
Ceres Power Holdings PLC (a)	5,423	6,183
Chemring Group PLC	13,081	101,279
Clarkson PLC	1,548	69,260
Close Brothers Group PLC (a) (c)	7,008	35,494
CLS Holdings PLC REIT	7,853	7,544
Coats Group PLC	76,446	83,282
Compass Group PLC	85,390	2,886,738
Computacenter PLC	3,013	99,093
ConvaTec Group PLC (b)	79,748	315,171
Cranswick PLC	2,676	196,187
Crest Nicholson Holdings PLC	11,829	30,264
Croda International PLC	6,401	256,482
Currys PLC (a)	54,211	90,409
DCC PLC	4,862	315,010
Deliveroo PLC (a) (b)	54,240	130,743
Derwent London PLC REIT	4,870	138,277
DFS Furniture PLC (a)	11,252	25,827
Diageo PLC	106,410	2,665,569
Diploma PLC	6,532	437,531
Direct Line Insurance Group PLC	64,034	269,038
DiscoverIE Group PLC	4,431	39,590
Domino's Pizza Group PLC	15,210	53,650
Dowlais Group PLC	63,400	57,862
Dr. Martens PLC	29,746	30,592
Drax Group PLC	16,654	158,155
Dunelm Group PLC	7,300	118,542
easyJet PLC	19,411	141,564
Elementis PLC	26,891	58,960

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Empiric Student Property PLC REIT (c)	27,898	$39,300
EnQuest PLC	99,064	17,241
Entain PLC	30,855	380,962
Essentra PLC	13,388	19,630
Evoke PLC (a)	17,665	15,226
FDM Group Holdings PLC	4,285	12,537
Firstgroup PLC	28,746	90,838
Foresight Group Holdings Ltd.	4,171	25,349
Forterra PLC (b)	9,279	25,049
Frasers Group PLC (a) (c)	5,531	51,578
Future PLC	5,150	51,448
Galliford Try Holdings PLC	5,723	32,899
Games Workshop Group PLC	1,582	351,632
Genuit Group PLC	11,677	62,966
Genus PLC	3,006	84,239
Grafton Group PLC CDI	9,127	127,823
Grainger PLC	30,878	93,090
Great Portland Estates PLC REIT	16,817	82,617
Greggs PLC	4,962	130,486
Gym Group PLC (a) (b)	7,673	15,982
Halfords Group PLC	11,564	24,562
Halma PLC	18,471	809,975
Hammerson PLC REIT	24,806	101,639
Harbour Energy PLC	28,182	75,655
Hays PLC	76,600	74,895
Headlam Group PLC (a)	3,682	4,400
Helical PLC REIT	4,731	14,911
Henry Boot PLC	5,106	16,093
Hikma Pharmaceuticals PLC	8,019	218,458
Hill & Smith PLC	3,695	90,737
Hilton Food Group PLC	4,154	49,296
Hiscox Ltd.	15,638	268,941
Hollywood Bowl Group PLC	7,824	27,018
Howden Joinery Group PLC	26,849	314,944
HSBC Holdings PLC	841,317	10,166,255
Hunting PLC	7,145	29,471
Ibstock PLC (b)	18,945	37,955
IG Group Holdings PLC	17,116	249,560
IMI PLC	12,552	360,181
Imperial Brands PLC	36,803	1,450,956
Inchcape PLC	17,599	175,088
Indivior PLC (a)	6,279	93,272
Informa PLC	62,539	690,573
IntegraFin Holdings PLC	15,211	67,953
InterContinental Hotels Group PLC	7,320	832,971
Intermediate Capital Group PLC	14,210	375,433
International Consolidated Airlines Group SA	120,567	563,727
Intertek Group PLC	7,839	509,179
Investec PLC	25,764	192,416
IP Group PLC (a)	46,413	33,073
ITV PLC	172,871	195,319
J D Wetherspoon PLC	4,725	50,148
J Sainsbury PLC	82,076	325,946
JD Sports Fashion PLC	122,447	148,901
Security Description	Shares	Value
John Wood Group PLC (a) (c)	48,127	$12,161
Johnson Matthey PLC	7,916	188,316
Jupiter Fund Management PLC	21,173	29,014
Just Eat Takeaway.com NV (a) (b)	9,583	218,512
Just Group PLC	47,876	86,863
Kainos Group PLC	5,028	51,297
Keller Group PLC	3,713	74,388
Kier Group PLC	19,228	55,070
Kingfisher PLC	84,627	337,237
Lancashire Holdings Ltd.	11,956	94,207
Land Securities Group PLC REIT	35,706	308,746
Legal & General Group PLC	276,612	965,074
Liontrust Asset Management PLC (c)	2,855	16,178
Lloyds Banking Group PLC	2,871,509	3,018,122
London Stock Exchange Group PLC	24,490	3,569,090
LondonMetric Property PLC REIT	92,257	256,641
M&G PLC	108,674	382,728
Man Group PLC	58,510	135,583
Marks & Spencer Group PLC	100,693	489,017
Marshalls PLC	11,961	44,091
Marston's PLC (a)	28,460	16,283
Melrose Industries PLC	58,536	425,780
Mitchells & Butlers PLC (a)	12,250	48,094
Mitie Group PLC	62,538	121,178
MJ Gleeson PLC	2,542	13,829
Mobico Group PLC (a)	24,901	10,066
Molten Ventures PLC (a)	8,830	38,672
MONY Group PLC	24,764	75,065
Moonpig Group PLC	17,610	54,297
Morgan Advanced Materials PLC	13,233	39,894
Morgan Sindall Group PLC	2,197	137,738
National Grid PLC	245,502	3,571,135
NatWest Group PLC	398,945	2,795,793
NCC Group PLC (c)	13,529	26,882
Next PLC	5,567	949,015
Ninety One PLC	12,535	31,812
Ocado Group PLC (a) (c)	29,313	91,144
On the Beach Group PLC (b)	6,868	27,811
OSB Group PLC	17,129	122,645
Oxford Biomedica PLC (a) (c)	3,275	14,204
Oxford Instruments PLC	2,912	75,659
Oxford Nanopore Technologies PLC (a) (c)	31,012	58,179
Pagegroup PLC	15,223	55,615
Paragon Banking Group PLC	9,564	123,590
Paratus Energy Services Ltd. (a)	5,751	19,709
PayPoint PLC	2,751	31,930
Pearson PLC	32,307	474,373
Pennon Group PLC	22,723	156,159
Pepco Group NV	7,419	44,447
Persimmon PLC	15,714	279,076
Pets at Home Group PLC	23,193	83,270
Phoenix Group Holdings PLC	41,602	375,406
Picton Property Income Ltd. REIT	23,481	25,870

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Pinewood Technologies Group PLC (a)	3,017	$18,439
Playtech PLC	14,236	73,351
Premier Foods PLC	30,167	82,431
Primary Health Properties PLC REIT	60,552	82,065
PZ Cussons PLC	14,929	15,139
QinetiQ Group PLC	24,057	169,942
Quilter PLC (b)	55,857	120,097
Raspberry PI Holdings PLC (a)	4,744	29,670
Rathbones Group PLC	2,975	70,855
Reach PLC	14,228	14,272
Reckitt Benckiser Group PLC	32,562	2,210,986
RELX PLC	90,027	4,857,015
Renishaw PLC	1,577	61,806
Rentokil Initial PLC	113,998	550,040
Rightmove PLC	37,455	404,760
Rolls-Royce Holdings PLC	405,093	5,371,330
Rotork PLC	41,369	182,088
RS Group PLC	22,163	174,482
S4 Capital PLC (c)	20,779	7,233
Sabre Insurance Group PLC (b)	11,543	23,379
Safestore Holdings PLC REIT	10,413	101,028
Sage Group PLC	46,703	800,313
Savills PLC	6,675	90,922
Schroders PLC	41,952	207,765
Segro PLC REIT	59,797	556,883
Senior PLC	18,195	45,878
Serco Group PLC	47,972	132,792
Severn Trent PLC	12,841	481,093
Shaftesbury Capital PLC REIT	72,977	156,106
Smith & Nephew PLC	42,480	647,904
Smiths Group PLC	15,864	488,263
Softcat PLC	6,438	151,479
Spectris PLC	4,687	246,508
Spirax Group PLC	3,546	289,369
Spire Healthcare Group PLC (b)	12,229	37,538
Spirent Communications PLC (a)	28,322	75,682
SSE PLC	53,077	1,331,760
SSP Group PLC	36,703	86,660
St. James's Place PLC	26,399	428,322
Standard Chartered PLC	90,974	1,504,720
SThree PLC	5,836	19,554
Subsea 7 SA	11,256	210,556
Synthomer PLC (a)	5,587	8,376
Tate & Lyle PLC	19,316	136,716
Taylor Wimpey PLC	172,498	280,704
Telecom Plus PLC	3,680	97,429
Tesco PLC	318,504	1,751,521
THG PLC (a) (c)	33,548	14,840
TORM PLC Class A (c)	2,644	44,408
TP ICAP Group PLC	36,452	136,119
Trainline PLC (a) (b)	21,776	83,136
Travis Perkins PLC	10,266	85,463
Treatt PLC	2,584	9,189
Tritax Big Box REIT PLC	110,703	223,912
Security Description	Shares	Value
Trustpilot Group PLC (a) (b)	15,931	$52,875
TT Electronics PLC	7,544	11,578
Unilever PLC	122,907	7,452,829
UNITE Group PLC REIT	17,899	207,874
United Utilities Group PLC	33,464	523,462
Vanquis Banking Group PLC (a)	11,393	15,706
Vesuvius PLC	8,944	48,094
Victrex PLC	4,000	42,536
Videndum PLC (a)	3,261	3,664
Vistry Group PLC (a)	14,790	129,306
Vodafone Group PLC	931,102	992,422
Volution Group PLC	10,230	82,850
Watches of Switzerland Group PLC (a) (b)	11,688	65,668
Weir Group PLC	12,537	427,784
WH Smith PLC	6,284	93,863
Whitbread PLC	8,353	323,135
Wickes Group PLC	11,253	34,619
Wise PLC Class A (a)	33,569	478,413
Workspace Group PLC REIT	7,003	40,354
WPP PLC	52,930	371,802
XPS Pensions Group PLC	9,567	50,277
Zegona Communications PLC (a)	11,811	113,620
Zigup PLC	11,403	55,473
		121,784,330
UNITED STATES — 11.8%
Alcon AG	23,891	2,106,970
Amrize Ltd. (a)	25,900	1,287,842
BP PLC	788,643	3,952,180
Carnival PLC (a)	6,547	164,092
Diversified Energy Co. PLC	2,400	35,651
Experian PLC	43,901	2,257,192
Ferrovial SE	23,267	1,236,139
GSK PLC	206,435	3,932,144
Haleon PLC	431,419	2,213,433
Holcim AG	25,900	1,916,470
HUUUGE, Inc. (a) (b)	1,241	6,216
Nestle SA	123,304	12,211,123
Novartis AG	93,247	11,265,784
PolyPeptide Group AG (a) (b)	710	17,973
Profoto Holding AB (a)	725	1,818
PureTech Health PLC (a)	11,403	19,470
Qiagen NV (a) (c)	10,703	513,667
REC Silicon ASA (a)	14,144	3,558
RHI Magnesita NV	1,004	40,793
Roche Holding AG	33,621	10,914,154
Roche Holding AG Bearer Shares	1,414	488,505
Sanofi SA	54,500	5,259,368
Schneider Electric SE	27,544	7,300,681
Shell PLC (e)	126,002	4,409,045
Shell PLC (e)	158,712	5,587,257
Signify NV (b)	6,120	165,087
Sinch AB (a) (b)	33,835	97,489
Stellantis NV (e)	1,254	12,524
Stellantis NV (e)	96,712	965,987
Swiss Re AG	14,061	2,422,696

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Tenaris SA	17,000	$318,788
		81,124,096
TOTAL COMMON STOCKS (Cost $679,910,867)		685,816,499
PREFERRED STOCKS — 0.0% *
ITALY — 0.0% *
Edison SpA 4.35%	5,246	12,747
SWEDEN — 0.0% *
Corem Property Group AB Preference Shares 8.10%	451	11,689
TOTAL PREFERRED STOCKS (Cost $22,844)		24,436
RIGHTS — 0.0% *
GERMANY — 0.0% *
EnBW Energie Baden-Wuerttemberg AG (expiring 07/14/25) (a)	820	2,349
ITALY — 0.0%
Biesse SpA (expiring 07/03/25) (a) (d)	600	—
NORWAY — 0.0%
Thor Medical ASA (expiring 07/03/25) (a)	57	—
SPAIN — 0.0% *
Fomento de Construcciones y Contratas SA (expiring 07/07/25) (a)	4,619	2,765
SWEDEN — 0.0% *
Irlab Therapeutics AB (expiring 07/17/25) (a)	1,848	61
TOTAL RIGHTS (Cost $2,662)		5,175
WARRANTS — 0.0% *
DENMARK — 0.0% *
Atlantic Sapphire ASA (expiring 12/14/26) 0.10% (a)	88	8
ITALY — 0.0% *
Fincantieri SpA (expiring 09/30/26) (a) (c)	972	2,007
Webuild SpA (expiring 08/02/30) (a) (c) (d)	775	—
		2,007
TOTAL WARRANTS (Cost $0)		2,015
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (f) (g)	65,918	$65,918
State Street Navigator Securities Lending Portfolio II (h) (i)	15,523,415	15,523,415
TOTAL SHORT-TERM INVESTMENTS (Cost $15,589,333)		15,589,333
TOTAL INVESTMENTS — 101.6% (Cost $695,525,706)		701,437,458
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(11,376,765)
NET ASSETS — 100.0%		$690,060,693
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.7% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at June 30, 2025.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$685,677,331	$139,168	$0(a)	$685,816,499
Preferred Stocks	24,436	—	—	24,436
Rights	2,765	2,410	0(a)	5,175
Warrants	2,015	—	0(a)	2,015
Short-Term Investments	15,589,333	—	—	15,589,333
TOTAL INVESTMENTS	$701,295,880	$141,578	$0	$701,437,458
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2025.

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	443,364	$443,364	$24,191,456	$24,568,902	$—	$—	65,918	$65,918	$19,864
State Street Navigator Securities Lending Portfolio II	3,923,584	3,923,584	110,524,979	98,925,148	—	—	15,523,415	15,523,415	110,202
Total		$4,366,948	$134,716,435	$123,494,050	$—	$—		$15,589,333	$130,066
See accompanying notes to Schedule of Investments.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BELGIUM — 1.6%
Anheuser-Busch InBev SA (a)	1,105,135	$75,552,545
CHINA — 1.6%
Prosus NV	1,376,255	76,688,553
FINLAND — 1.7%
Nokia OYJ	5,526,293	28,581,880
Nordea Bank Abp	3,560,760	52,707,230
		81,289,110
FRANCE — 29.8%
Air Liquide SA	623,041	128,089,749
Airbus SE	633,801	131,879,128
AXA SA	2,018,442	98,730,691
BNP Paribas SA	1,149,796	103,008,143
Cie de Saint-Gobain SA	537,535	62,871,362
Danone SA	692,576	56,388,290
EssilorLuxottica SA	333,812	91,260,708
Hermes International SCA	37,831	102,093,759
L'Oreal SA	259,557	110,629,614
LVMH Moet Hennessy Louis Vuitton SE	274,632	143,328,646
Pernod Ricard SA (a)	212,051	21,058,289
Safran SA	403,458	130,665,951
TotalEnergies SE	2,445,094	149,535,974
Vinci SA	627,323	92,121,483
		1,421,661,787
GERMANY — 30.2%
adidas AG	193,879	45,050,403
Allianz SE	415,943	168,008,361
BASF SE	961,342	47,237,787
Bayer AG	1,058,176	31,718,028
Bayerische Motoren Werke AG	321,244	28,455,369
Deutsche Boerse AG	202,819	65,924,067
Deutsche Post AG	1,008,301	46,408,704
Deutsche Telekom AG	3,876,214	140,916,339
Infineon Technologies AG	1,406,617	59,631,520
Mercedes-Benz Group AG	775,374	45,226,464
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	140,719	90,949,716
Rheinmetall AG	49,154	103,685,815
SAP SE	1,102,383	334,054,278
Siemens AG	809,984	206,941,462
Volkswagen AG Preference Shares	222,105	23,365,532
		1,437,573,845
ITALY — 8.0%
Enel SpA	8,367,355	79,126,153
Eni SpA	2,310,556	37,320,490
Ferrari NV	130,903	63,938,099
Intesa Sanpaolo SpA	15,749,624	90,432,523
UniCredit SpA	1,677,783	112,082,234
		382,899,499
Security Description	Shares	Value
NETHERLANDS — 11.6%
Adyen NV (b) (c)	31,918	$58,388,459
ASML Holding NV	424,198	337,407,254
ING Groep NV	3,390,077	74,121,050
Koninklijke Ahold Delhaize NV	983,327	40,976,864
Wolters Kluwer NV	256,907	42,807,881
		553,701,508
SPAIN — 8.7%
Banco Bilbao Vizcaya Argentaria SA	6,207,675	95,130,165
Banco Santander SA	16,320,855	134,624,859
Iberdrola SA (a)	6,341,270	121,257,813
Industria de Diseno Textil SA	1,197,095	62,082,147
		413,094,984
UNITED STATES — 6.4%
Sanofi SA	1,226,945	118,402,847
Schneider Electric SE	620,017	164,338,734
Stellantis NV (a)	2,177,328	21,747,772
		304,489,353
TOTAL COMMON STOCKS (Cost $4,089,019,664)		4,746,951,184
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (d) (e)	358,720	358,720
State Street Navigator Securities Lending Portfolio II (f) (g)	79,685,664	79,685,664
TOTAL SHORT-TERM INVESTMENTS (Cost $80,044,384)		80,044,384
TOTAL INVESTMENTS — 101.3% (Cost $4,169,064,048)		4,826,995,568
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(62,318,189)
NET ASSETS — 100.0%		$4,764,677,379
(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Eurex EURO STOXX 50 Index (long)	400	09/19/2025	$25,045,475	$25,012,384	$(33,091)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,746,951,184	$—	$—	$4,746,951,184
Short-Term Investments	80,044,384	—	—	80,044,384
TOTAL INVESTMENTS	$4,826,995,568	$—	$—	$4,826,995,568
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(33,091)	$—	$—	$(33,091)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(33,091)	$—	$—	$(33,091)

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	773,198	$773,198	$113,259,274	$113,673,752	$—	$—	358,720	$358,720	$31,922
State Street Navigator Securities Lending Portfolio II	2,349,941	2,349,941	620,112,979	542,777,256	—	—	79,685,664	79,685,664	144,052
Total		$3,123,139	$733,372,253	$656,451,008	$—	$—		$80,044,384	$175,974
See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.9%
CHINA — 39.1%
360 Security Technology, Inc. Class A	14,300	$20,363
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	17,900	43,206
3SBio, Inc. (a)	17,000	51,217
5I5J Holding Group Co. Ltd. Class A (b)	66,800	27,697
AAC Technologies Holdings, Inc.	41,000	212,573
Addsino Co. Ltd. Class A (b)	22,500	26,385
Advanced Technology & Materials Co. Ltd. Class A	199,500	358,719
AECC Aero-Engine Control Co. Ltd. Class A	74,800	216,678
AECC Aviation Power Co. Ltd. Class A	9,900	53,265
Aerospace Hi-Tech Holdings Group Ltd. Class A (b)	29,467	51,133
Agora, Inc. ADR (b)	1,213	4,622
Agricultural Bank of China Ltd. Class H	1,586,703	1,131,916
Air China Ltd. Class H (b)	221,414	168,105
Airtac International Group	12,088	360,422
AK Medical Holdings Ltd. (a) (c)	10,000	7,631
Akeso, Inc. (a) (b) (c)	41,000	480,248
Alibaba Group Holding Ltd.	698,304	9,767,360
A-Living Smart City Services Co. Ltd. (a)	13,500	4,936
All Winner Technology Co. Ltd. Class A	17,262	95,646
Alpha Group Class A (b)	29,600	40,166
Alphamab Oncology (a) (b)	38,000	29,722
Aluminum Corp. of China Ltd. Class H	410,304	275,975
Angang Steel Co. Ltd. Class H (b)	209,616	44,059
Anhui Conch Cement Co. Ltd. Class H	102,860	261,540
Anhui Expressway Co. Ltd. Class H (c)	32,000	51,363
Anhui Guangxin Agrochemical Co. Ltd. Class A	37,100	55,263
Anhui Gujing Distillery Co. Ltd. Class B	8,900	119,045
Anhui Honglu Steel Construction Group Co. Ltd. Class A	7,060	16,499
Anhui Jiangnan Chemical Industry Co. Ltd. Class A	70,080	56,744
Anhui Jinhe Industrial Co. Ltd. Class A	11,100	36,493
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	32,880	39,751
Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	38,000	51,617
ANTA Sports Products Ltd.	67,925	817,696
Antong Holdings Co. Ltd. Class A (b)	231,300	89,121
Security Description	Shares	Value
Aotecar New Energy Technology Co. Ltd. Class A	167,400	$67,772
Apeloa Pharmaceutical Co. Ltd. Class A	22,700	44,366
Ascentage Pharma Group International (a) (b)	5,600	54,573
Autohome, Inc. ADR	3,317	85,545
Avary Holding Shenzhen Co. Ltd. Class A	8,300	37,113
AviChina Industry & Technology Co. Ltd. Class H	262,000	147,855
Avicopter PLC Class A	35,400	191,797
Bafang Electric Suzhou Co. Ltd. Class A	3,328	12,609
BAIC Motor Corp. Ltd. Class H (a) (b)	119,000	29,409
Baidu, Inc. Class A (b)	111,890	1,189,455
Bank of China Ltd. Class H	3,864,466	2,244,836
Bank of Communications Co. Ltd. Class H	1,171,975	1,089,862
Bank of Jiangsu Co. Ltd. Class A	82,550	137,600
Bank of Nanjing Co. Ltd. Class A	55,900	90,681
Bank of Ningbo Co. Ltd. Class A	32,060	122,455
Bank of Shanghai Co. Ltd. Class A	49,100	72,727
Baoshan Iron & Steel Co. Ltd. Class A	81,283	74,779
BBMG Corp. Class H	123,000	11,595
Beibuwan Port Co. Ltd. Class A	32,100	36,970
Beijing BDStar Navigation Co. Ltd. Class A (b)	29,100	116,552
Beijing Capital International Airport Co. Ltd. Class H (b)	62,000	23,378
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H (c)	3,250	5,076
Beijing Easpring Material Technology Co. Ltd. Class A	21,400	131,062
Beijing Enterprises Holdings Ltd.	45,500	187,217
Beijing Enterprises Water Group Ltd.	292,000	88,158
Beijing Jetsen Technology Co. Ltd. Class A (b)	153,500	118,074
Beijing Leike Defense Technology Co. Ltd. Class A (b)	255,200	205,923
Beijing Shiji Information Technology Co. Ltd. Class A	21,759	26,306
Beijing SL Pharmaceutical Co. Ltd. Class A	21,000	20,786
BeOne Medicines Ltd. (b)	37,075	698,049
BGI Genomics Co. Ltd. Class A	400	2,779
Biem.L.Fdlkk Garment Co. Ltd. Class A	14,760	33,072
Bilibili, Inc. Class Z (b) (c)	11,884	253,879
Blue Sail Medical Co. Ltd. Class A (b)	21,100	16,496
BOE Technology Group Co. Ltd. Class A	102,600	57,150
BOE Technology Group Co. Ltd. Class B	114,600	38,103

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Bosideng International Holdings Ltd.	120,000	$70,930
B-Soft Co. Ltd. Class A (b)	105,710	83,380
BTG Hotels Group Co. Ltd. Class A	15,000	29,589
BYD Co. Ltd. Class H (c)	170,481	2,660,372
BYD Electronic International Co. Ltd.	47,000	190,395
Cambricon Technologies Corp. Ltd. Class A (b)	824	69,192
Canaan, Inc. ADR (b)	4,821	2,981
CanSino Biologics, Inc. Class H (a) (b)	4,000	17,554
CECEP Solar Energy Co. Ltd. Class A	71,300	43,697
CECEP Wind-Power Corp. Class A	369,800	149,197
CETC Cyberspace Security Technology Co. Ltd. Class A	9,300	23,746
CETC Digital Technology Co. Ltd. Class A	14,200	47,953
CETC Potevio Science&Technology Co. Ltd. Class A	19,296	63,169
CGN New Energy Holdings Co. Ltd.	74,000	23,378
CGN Nuclear Technology Development Co. Ltd. Class A (b)	36,100	43,240
CGN Power Co. Ltd. Class H (a)	749,000	254,755
Changchun Faway Automobile Components Co. Ltd. Class A	28,490	37,824
Changchun High-Tech Industry Group Co. Ltd. Class A (b)	600	8,308
Changjiang Securities Co. Ltd. Class A	41,700	40,343
Chengdu Hongqi Chain Co. Ltd. Class A	60,197	44,960
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	8,900	35,994
Chengxin Lithium Group Co. Ltd. Class A (b)	8,100	14,565
China Baoan Group Co. Ltd. Class A	49,200	60,992
China Cinda Asset Management Co. Ltd. Class H (b) (c)	656,600	112,082
China CITIC Bank Corp. Ltd. Class H	480,341	457,701
China Coal Energy Co. Ltd. Class H (c)	74,000	85,595
China Communications Services Corp. Ltd. Class H	70,000	37,898
China Conch Environment Protection Holdings Ltd.	83,083	6,668
China Conch Venture Holdings Ltd.	87,583	101,083
Security Description	Shares	Value
China Construction Bank Corp. Class H	4,672,647	$4,714,314
China Dongxiang Group Co. Ltd.	240,000	12,229
China Eastern Airlines Corp. Ltd. Class H (b) (c)	106,000	42,670
China Education Group Holdings Ltd.	26,321	9,120
China Everbright Bank Co. Ltd. Class A	164,830	95,495
China Everbright Environment Group Ltd.	242,000	117,763
China Everbright Ltd.	62,000	57,498
China Feihe Ltd. (a)	96,000	69,829
China Galaxy Securities Co. Ltd. Class A	22,700	54,348
China Galaxy Securities Co. Ltd. Class H (c)	208,100	234,079
China Gas Holdings Ltd.	156,472	146,107
China Great Wall Securities Co. Ltd. Class A	16,600	19,420
China International Capital Corp. Ltd. Class H (a)	50,800	114,543
China International Marine Containers Group Co. Ltd. Class H	87,900	69,424
China Jinmao Holdings Group Ltd.	301,552	45,713
China Kings Resources Group Co. Ltd. Class A	25,411	77,051
China Lesso Group Holdings Ltd.	85,000	45,369
China Life Insurance Co. Ltd. Class H	480,261	1,152,626
China Lilang Ltd.	41,000	19,534
China Literature Ltd. (a) (b)	5,000	19,013
China Longyuan Power Group Corp. Ltd. Class H (c)	284,637	256,355
China Medical System Holdings Ltd.	93,000	142,166
China Meheco Group Co. Ltd. Class A	98,680	142,444
China Meidong Auto Holdings Ltd.	14,000	4,048
China Mengniu Dairy Co. Ltd.	200,041	410,275
China Merchants Bank Co. Ltd. Class A	93,845	601,995
China Merchants Bank Co. Ltd. Class H	152,946	1,068,674
China Merchants Port Holdings Co. Ltd.	176,831	322,125
China Merchants Securities Co. Ltd. Class A	27,266	66,955
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	30,000	36,730
China Minsheng Banking Corp. Ltd. Class H	300,220	170,188
China National Accord Medicines Corp. Ltd. Class B	62,510	101,768
China National Building Material Co. Ltd. Class H	182,003	86,944

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	14,300	$49,709
China Oilfield Services Ltd. Class H	74,557	61,165
China Overseas Land & Investment Ltd.	214,669	372,458
China Overseas Property Holdings Ltd.	127,361	88,909
China Pacific Insurance Group Co. Ltd. Class A	13,900	72,788
China Pacific Insurance Group Co. Ltd. Class H	169,397	579,402
China Petroleum & Chemical Corp. Class H	1,079,421	565,149
China Power International Development Ltd.	418,000	159,213
China Railway Group Ltd. Class H	370,000	177,223
China Rare Earth Resources & Technology Co. Ltd. Class A (b)	14,200	71,603
China Resources Beer Holdings Co. Ltd.	107,590	342,643
China Resources Building Materials Technology Holdings Ltd.	34,000	7,276
China Resources Gas Group Ltd.	51,500	131,538
China Resources Land Ltd.	167,232	566,671
China Resources Medical Holdings Co. Ltd.	35,500	18,541
China Resources Power Holdings Co. Ltd. (c)	137,695	332,222
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	14,399	62,877
China Shenhua Energy Co. Ltd. Class H (c)	204,023	791,401
China South City Holdings Ltd. (b) (c)	180,000	2,568
China Southern Airlines Co. Ltd. Class H (b)	152,000	77,839
China State Construction Engineering Corp. Ltd. Class A (b)	115,400	92,956
China Taiping Insurance Holdings Co. Ltd.	72,741	141,775
China Testing & Certification International Group Co. Ltd. Class A	44,756	41,175
China Tourism Group Duty Free Corp. Ltd. Class A	8,200	69,795
China Tower Corp. Ltd. Class H (a)	274,800	392,771
China TransInfo Technology Co. Ltd. Class A (b)	21,100	27,394
China Travel International Investment Hong Kong Ltd.	136,000	25,814
China Vanke Co. Ltd. Class A (b)	39,600	35,492
China Vanke Co. Ltd. Class H (b) (c)	82,400	51,329
Security Description	Shares	Value
China Yangtze Power Co. Ltd. Class A	110,500	$464,945
China Yongda Automobiles Services Holdings Ltd. (c)	51,500	14,761
China Zhenhua Group Science & Technology Co. Ltd. Class A	12,200	85,243
Chinasoft International Ltd.	114,000	72,466
Chlitina Holding Ltd.	19,573	79,064
Chongqing Brewery Co. Ltd. Class A	6,500	49,999
Chongqing Changan Automobile Co. Ltd. Class A (b)	24,554	43,739
Chongqing Changan Automobile Co. Ltd. Class B (b)	115,556	58,146
Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	48,311	62,048
Chongqing Gas Group Corp. Ltd. Class A	129,800	103,649
Chongqing Rural Commercial Bank Co. Ltd. Class H (c)	118,000	99,661
Chongqing Zhifei Biological Products Co. Ltd. Class A	10,800	29,536
Chongqing Zongshen Power Machinery Co. Ltd. Class A	40,700	127,558
Chow Tai Seng Jewellery Co. Ltd. Class A	19,632	36,122
CITIC Ltd.	348,000	477,890
CITIC Resources Holdings Ltd.	2,000	97
CITIC Securities Co. Ltd. Class A	31,575	121,748
CITIC Securities Co. Ltd. Class H	148,350	447,885
CITIC Telecom International Holdings Ltd.	117,000	35,771
CMOC Group Ltd. Class H	252,000	256,173
CMST Development Co. Ltd. Class A	71,500	58,492
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	79,135	45,847
Consun Pharmaceutical Group Ltd.	96,400	139,012
Contemporary Amperex Technology Co. Ltd. Class A	17,681	622,562
COSCO SHIPPING Development Co. Ltd. Class H	713,339	96,323
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (c)	149,215	123,744
COSCO SHIPPING Holdings Co. Ltd. Class A	126,100	264,764
COSCO SHIPPING Holdings Co. Ltd. Class H (c)	89,450	155,427
COSCO SHIPPING Ports Ltd.	40,207	26,634
Country Garden Services Holdings Co. Ltd.	47,865	39,999
CQ Pharmaceutical Holding Co. Ltd. Class A	52,500	36,573
CSC Financial Co. Ltd. Class A	11,500	38,611
CSG Holding Co. Ltd. Class B	120,750	27,688
CSPC Pharmaceutical Group Ltd.	490,320	480,951

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
CStone Pharmaceuticals (a) (b)	34,500	$18,766
CTS International Logistics Corp. Ltd. Class A	44,980	38,932
Daan Gene Co. Ltd. Class A (b)	40,360	34,088
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	343,200	286,034
Daqo New Energy Corp. ADR (b) (c)	2,609	39,579
Datang International Power Generation Co. Ltd. Class H (c)	186,000	47,389
Dazhong Transportation Group Co. Ltd. Class B	67,250	13,988
Deppon Logistics Co. Ltd. Class A	20,500	45,561
DHC Software Co. Ltd. Class A	58,900	78,937
Digital China Group Co. Ltd. Class A	19,500	102,466
Digital China Information Service Group Co. Ltd. Class A (b)	26,600	52,805
Do-Fluoride New Materials Co. Ltd. Class A (b)	9,220	15,690
Dongfang Electric Corp. Ltd. Class H (c)	5,800	9,901
Dongfeng Motor Group Co. Ltd. Class H (c)	264,468	116,231
Dongyue Group Ltd. (c)	73,000	97,457
Double Medical Technology, Inc. Class A	8,200	41,486
East Buy Holding Ltd. (a) (b) (c)	23,000	34,749
East Money Information Co. Ltd. Class A	11,300	36,488
Ecovacs Robotics Co. Ltd. Class A	8,300	67,472
Eve Energy Co. Ltd. Class A	18,700	119,591
Everbright Securities Co. Ltd. Class A	20,800	52,209
Far East Horizon Ltd.	29,000	25,195
FAW Jiefang Group Co. Ltd. Class A	29,300	28,060
FIH Mobile Ltd. (b)	11,400	14,958
First Tractor Co. Ltd. Class H (c)	40,000	35,210
Flat Glass Group Co. Ltd. Class A	19,700	41,830
Flat Glass Group Co. Ltd. Class H (c)	19,000	21,324
Focus Media Information Technology Co. Ltd. Class A	66,400	67,669
Foran Energy Group Co. Ltd. Class A	35,928	51,461
Foshan Haitian Flavouring & Food Co. Ltd. Class A	20,001	108,645
Foxconn Industrial Internet Co. Ltd. Class A	80,500	240,270
Fufeng Group Ltd.	65,000	57,051
Fujian Star-net Communication Co. Ltd. Class A	45,400	142,288
Fujian Sunner Development Co. Ltd. Class A	10,900	21,745
Full Truck Alliance Co. Ltd. ADR	23,527	277,854
Fuyao Glass Industry Group Co. Ltd. Class A	19,800	157,584
Security Description	Shares	Value
Ganfeng Lithium Group Co. Ltd. Class A	10,780	$50,821
Ganfeng Lithium Group Co. Ltd. Class H (a) (c)	14,600	42,405
Gaotu Techedu, Inc. ADR (b) (c)	5,688	20,534
GCL System Integration Technology Co. Ltd. Class A (b)	56,800	21,172
GCL Technology Holdings Ltd. (b) (c)	187,000	23,822
GDS Holdings Ltd. Class A (b)	40,220	151,145
Geely Automobile Holdings Ltd.	310,709	631,709
Genimous Technology Co. Ltd. Class A (b)	31,900	40,615
Genscript Biotech Corp. (b) (c)	52,000	98,038
Getein Biotech, Inc. Class A	25,528	28,332
GF Securities Co. Ltd. Class H	62,400	104,768
Giant Network Group Co. Ltd. Class A	17,300	56,877
GigaDevice Semiconductor, Inc. Class A (b)	3,628	64,085
Ginlong Technologies Co. Ltd. Class A	3,000	24,036
GoerTek, Inc. Class A	20,500	66,739
Goke Microelectronics Co. Ltd. Class A	6,900	81,800
Golden Solar New Energy Technology Holdings Ltd. (b) (c)	52,000	10,135
Goldenmax International Group Ltd. Class A	127,900	169,268
Goldwind Science & Technology Co. Ltd. Class A	26,600	38,063
Goldwind Science & Technology Co. Ltd. Class H	15,859	15,091
GoodWe Technologies Co. Ltd. Class A (b)	3,382	20,514
Gotion High-tech Co. Ltd. Class A (b)	35,500	160,869
Grandblue Environment Co. Ltd. Class A	49,728	169,043
Great Wall Motor Co. Ltd. Class H (b)	204,992	315,453
Greentown China Holdings Ltd.	62,500	75,239
Grinm Advanced Materials Co. Ltd. Class A	22,600	60,293
Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A (b)	93,200	106,951
Guangdong Haid Group Co. Ltd. Class A	7,900	64,617
Guangdong Hongda Holdings Group Co. Ltd. Class A	15,000	71,072
Guangdong Investment Ltd.	192,000	160,448
Guangdong Kinlong Hardware Products Co. Ltd. Class A	1,400	4,183
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	26,100	53,562

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Guangshen Railway Co. Ltd. Class H (c)	36,500	$8,695
Guangzhou Automobile Group Co. Ltd. Class H (c)	202,844	74,161
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H (c)	46,000	101,962
Guangzhou Great Power Energy & Technology Co. Ltd. Class A (b)	5,500	21,199
Guangzhou Haige Communications Group, Inc. Co. Class A	115,500	224,771
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	7,292	29,074
Guangzhou R&F Properties Co. Ltd. Class H (b) (c)	124,976	15,124
Guangzhou Restaurant Group Co. Ltd. Class A	12,600	27,405
Guangzhou Tinci Materials Technology Co. Ltd. Class A	9,720	24,588
Guizhou Panjiang Refined Coal Co. Ltd. Class A	73,284	48,391
Guocheng Mining Co. Ltd. Class A	30,400	56,487
Guolian Minsheng Securities Co. Ltd. Class A	1,500	2,167
Guosen Securities Co. Ltd. Class A	27,400	44,066
Guosheng Financial Holding, Inc. Class A (b)	1,900	3,992
Guotai Haitong Securities Co. Ltd. Class A	35,434	94,779
Guotai Haitong Securities Co. Ltd. Class H (a)	109,160	175,212
H World Group Ltd.	97,220	328,814
Haidilao International Holding Ltd. (a) (c)	37,000	70,229
Haier Smart Home Co. Ltd. Class A	21,800	75,414
Haier Smart Home Co. Ltd. Class H	118,898	340,033
Hainan Strait Shipping Co. Ltd. Class A	173,475	158,384
Haisco Pharmaceutical Group Co. Ltd. Class A	13,800	81,338
Haitian International Holdings Ltd.	37,000	96,153
Hangcha Group Co. Ltd. Class A	38,304	112,027
Hangjin Technology Co. Ltd. Class A (b)	3,900	12,250
Hangzhou Chang Chuan Technology Co. Ltd. Class A	8,400	52,665
Hangzhou GreatStar Industrial Co. Ltd.	31,200	111,112
Hangzhou Oxygen Plant Group Co. Ltd. Class A	16,300	44,191
Hangzhou Robam Appliances Co. Ltd. Class A	10,700	28,396
Hangzhou Silan Microelectronics Co. Ltd. Class A	13,600	47,123
Security Description	Shares	Value
Hangzhou Tigermed Consulting Co. Ltd. Class A	8,400	$62,527
Han's Laser Technology Industry Group Co. Ltd. Class A	8,200	27,898
Hansoh Pharmaceutical Group Co. Ltd. (a)	40,000	151,592
Harbin Boshi Automation Co. Ltd. Class A	25,489	55,297
Health & Happiness H&H International Holdings Ltd.	13,000	18,912
Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	3,000	7,015
Hefei Meiya Optoelectronic Technology, Inc. Class A	11,350	26,730
Hello Group, Inc. ADR	8,972	75,724
Henan Lingrui Pharmaceutical Co. Class A	27,300	86,399
Henan Shuanghui Investment & Development Co. Ltd. Class A	54,800	186,743
Henan Yicheng New Energy Co. Ltd. Class A (b)	153,200	89,399
Henan Yuguang Gold & Lead Co. Ltd. Class A	26,800	28,958
Hengan International Group Co. Ltd.	63,000	180,975
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	31,300	61,830
Hengli Petrochemical Co. Ltd. Class A	21,100	42,005
Hesai Group ADR (b)	3,180	69,801
Hexing Electrical Co. Ltd. Class A	14,600	51,913
Hiconics Eco-energy Technology Co. Ltd. Class A (b)	547,600	448,743
Hisense Home Appliances Group Co. Ltd. Class A	28,500	102,253
Hongyuan Green Energy Co. Ltd. Class A	16,735	34,694
Horizon Construction Development Ltd.	33	5
Hua Hong Semiconductor Ltd. (a) (b) (c)	25,000	110,510
Huabao Flavours & Fragrances Co. Ltd. Class A	1,700	4,483
Huadian Power International Corp. Ltd. Class H	120,000	63,592
Huadong Medicine Co. Ltd. Class A	12,300	69,303
Huafon Chemical Co. Ltd. Class A	49,200	45,401
Hualan Biological Engineering, Inc. Class A	15,544	34,004
Huaneng Power International, Inc. Class H	204,472	131,800
Huangshan Tourism Development Co. Ltd. Class B	44,600	32,513
Huatai Securities Co. Ltd. Class A	39,400	97,962
Huatai Securities Co. Ltd. Class H (a)	41,400	83,855

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Huayu Automotive Systems Co. Ltd. Class A	14,300	$35,235
Hubei Biocause Pharmaceutical Co. Ltd. Class A (b)	46,200	17,672
Hubei Dinglong Co. Ltd. Class A (b)	4,800	19,218
Huizhou Desay Sv Automotive Co. Ltd. Class A	8,200	116,913
Hunan Aihua Group Co. Ltd. Class A	12,000	25,799
Hundsun Technologies, Inc. Class A	14,118	66,105
HUYA, Inc. ADR	3,282	11,553
Hytera Communications Corp. Ltd. Class A (b)	70,300	120,812
HyUnion Holding Co. Ltd. Class A (b)	166,800	258,007
Iflytek Co. Ltd. Class A	9,200	61,495
IKD Co. Ltd. Class A	20,800	46,489
Industrial & Commercial Bank of China Ltd. Class H	3,802,028	3,012,562
Industrial Bank Co. Ltd. Class A	79,800	260,016
INESA Intelligent Tech, Inc. Class B (b)	315,900	235,977
Inner Mongolia Berun Chemical Co. Ltd. Class A	37,700	25,210
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	37,700	104,103
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	111,700	86,077
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	16,800	65,388
Inner Mongolia Yitai Coal Co. Ltd. Class B	130,281	258,087
InnoCare Pharma Ltd. (a) (b) (c)	25,000	41,720
Innovent Biologics, Inc. (a) (b) (c)	47,500	474,395
Intco Medical Technology Co. Ltd. Class A	4,780	15,802
iQIYI, Inc. ADR (b) (c)	14,064	24,893
JA Solar Technology Co. Ltd. Class A (b)	18,784	26,171
Jason Furniture Hangzhou Co. Ltd. Class A (b)	8,210	29,250
JD Health International, Inc. (a) (b)	44,000	241,019
JD.com, Inc. Class A	116,047	1,890,753
Jiajiayue Group Co. Ltd. Class A	15,600	22,214
Jiangsu Eastern Shenghong Co. Ltd. Class A (b)	15,300	17,792
Jiangsu Expressway Co. Ltd. Class H	208,299	294,007
Jiangsu Guotai International Group Co. Ltd. Class A	83,100	84,340
Jiangsu Hengli Hydraulic Co. Ltd. Class A	8,182	82,241
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	28,956	209,798
Security Description	Shares	Value
Jiangsu Hoperun Software Co. Ltd. Class A (b)	13,600	$96,506
Jiangsu King's Luck Brewery JSC Ltd. Class A	8,300	45,109
Jiangsu Shagang Co. Ltd. Class A	73,000	59,312
Jiangsu Yanghe Distillery Co. Ltd. Class A	5,900	53,167
Jiangsu Yangnong Chemical Co. Ltd. Class A	8,180	66,233
Jiangsu Yoke Technology Co. Ltd. Class A	20,300	154,989
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	13,897	69,066
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (b) (d)	42,100	1,646
Jiangxi Copper Co. Ltd. Class H	154,578	300,098
Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	17,000	138,432
JinkoSolar Holding Co. Ltd. ADR (c)	1,223	25,952
Jinneng Science&Technology Co. Ltd. Class A	121,000	117,062
JiuGui Liquor Co. Ltd. Class A	400	2,456
Jizhong Energy Resources Co. Ltd. Class A	106,000	85,088
JL Mag Rare-Earth Co. Ltd. Class A	4,920	16,374
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	26,100	40,189
Joinn Laboratories China Co. Ltd. Class A	22,432	65,857
Jointown Pharmaceutical Group Co. Ltd. Class A	52,331	37,551
Joy City Property Ltd. (b)	58,000	1,803
Joyoung Co. Ltd. Class A	20,000	26,525
JOYY, Inc. ADR	2,380	121,166
Juewei Food Co. Ltd. Class A	7,800	16,606
Kama Co. Ltd. Class B (b)	171,649	5,150
Kandi Technologies Group, Inc. (b) (c)	3,342	3,710
Kanzhun Ltd. ADR (b)	10,934	195,063
KE Holdings, Inc. ADR	27,119	481,091
Keshun Waterproof Technologies Co. Ltd. Class A	6,120	4,118
Kingboard Holdings Ltd.	62,200	198,882
KingClean Electric Co. Ltd. Class A	14,940	46,761
Kingdee International Software Group Co. Ltd. (b)	140,000	275,363
Kingsoft Cloud Holdings Ltd. (b) (c)	106,390	89,991
Kingsoft Corp. Ltd.	60,200	313,654
Kuaishou Technology (a) (b)	94,794	764,390
Kuang-Chi Technologies Co. Ltd. Class A	25,000	139,534
Kunlun Energy Co. Ltd.	256,000	248,499
Kweichow Moutai Co. Ltd. Class A	5,071	997,840

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
LB Group Co. Ltd. Class A	3,800	$8,599
Lee & Man Paper Manufacturing Ltd. (c)	129,000	37,303
Lenovo Group Ltd.	421,703	506,044
Lens Technology Co. Ltd. Class A	7,700	23,971
LexinFintech Holdings Ltd. ADR	4,389	31,645
Li Auto, Inc. Class A (b)	53,828	733,706
Li Ning Co. Ltd.	132,257	285,069
Lier Chemical Co. Ltd. Class A	67,360	103,817
Lifetech Scientific Corp. (b) (c)	140,000	36,204
Lingyi iTech Guangdong Co. Class A	34,000	40,773
Livzon Pharmaceutical Group, Inc. Class H	24,197	91,086
Lizhong Sitong Light Alloys Group Co. Ltd. Class A	4,800	12,209
Longfor Group Holdings Ltd. (a) (c)	80,476	94,931
LONGi Green Energy Technology Co. Ltd. Class A	42,812	89,770
Luenmei Quantum Co. Ltd. Class A	171,800	134,789
Lufax Holding Ltd. ADR (b)	1,981	5,527
Lushang Freda Pharmaceutical Co. Ltd. Class A	300	344
Luxshare Precision Industry Co. Ltd. Class A	37,108	179,708
Luye Pharma Group Ltd. (a) (b) (c)	119,000	54,270
Luzhou Laojiao Co. Ltd. Class A	7,200	113,983
Maanshan Iron & Steel Co. Ltd. Class A (b)	156,400	75,327
Mango Excellent Media Co. Ltd. Class A	1,400	4,265
Maxscend Microelectronics Co. Ltd. Class A	2,592	25,825
Mayinglong Pharmaceutical Group Co. Ltd. Class A	14,800	58,430
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	37,300	26,765
Meitu, Inc. (a)	57,500	66,143
Meituan Class B (a) (b)	232,517	3,711,386
Metallurgical Corp. of China Ltd. Class H	256,000	52,831
Microport Scientific Corp. (b)	42,763	47,720
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	7,000	52,106
Ming Yuan Cloud Group Holdings Ltd.	25,000	8,822
MINISO Group Holding Ltd. ADR (c)	4,295	78,255
Minth Group Ltd.	62,000	176,917
MLS Co. Ltd. Class A	24,800	27,282
Montnets Cloud Technology Group Co. Ltd. Class A (b)	15,000	31,306
Muyuan Foods Co. Ltd. Class A	24,114	141,422
NanJi E-Commerce Co. Ltd. Class A	31,400	17,403
Security Description	Shares	Value
Nanjing Hanrui Cobalt Co. Ltd. Class A	39,100	$194,977
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	16,647	25,912
NARI Technology Co. Ltd. Class A	36,836	115,242
NAURA Technology Group Co. Ltd. Class A	700	43,214
NavInfo Co. Ltd. Class A (b)	22,100	26,348
NetDragon Websoft Holdings Ltd.	37,000	50,622
NetEase, Inc.	88,370	2,375,296
New China Life Insurance Co. Ltd. Class A	8,200	66,968
New China Life Insurance Co. Ltd. Class H	47,000	255,955
New Hope Liuhe Co. Ltd. Class A (b)	23,900	31,297
New Oriental Education & Technology Group, Inc.	81,310	436,588
Newborn Town, Inc. (b)	78,000	97,674
Newland Digital Technology Co. Ltd. Class A	15,299	69,157
Ningbo Huaxiang Electronic Co. Ltd. Class A (b)	17,400	44,720
Ningbo Orient Wires & Cables Co. Ltd. Class A	2,400	17,325
Ningbo Sanxing Medical Electric Co. Ltd. Class A	29,100	91,080
Ningbo Tuopu Group Co. Ltd. Class A	26,855	177,143
Ningbo Xusheng Group Co. Ltd. Class A	16,508	30,075
NIO, Inc. ADR (b)	64,737	222,048
Niu Technologies ADR (b) (c)	2,266	7,614
Noah Holdings Ltd. ADR (c)	1,683	20,095
Nongfu Spring Co. Ltd. Class H (a) (c)	37,600	192,071
Offcn Education Technology Co. Ltd. Class A (b)	22,900	9,783
Offshore Oil Engineering Co. Ltd. Class A	23,500	17,913
OmniVision Integrated Circuits Group, Inc. Class A	4,955	88,300
Oppein Home Group, Inc. Class A	8,180	64,463
Orient Securities Co. Ltd. Class A	32,856	44,400
PCI Technology Group Co. Ltd. Class A (b)	41,690	31,719
PDD Holdings, Inc. ADR (b)	31,702	3,317,931
People's Insurance Co. Group of China Ltd. Class A	21,200	25,778
People's Insurance Co. Group of China Ltd. Class H	325,000	247,166
Perfect World Co. Ltd. Class A	14,700	31,131
PetroChina Co. Ltd. Class A	248,300	296,373
PetroChina Co. Ltd. Class H	627,208	539,319
Pharmaron Beijing Co. Ltd. Class A (b)	11,300	38,712
PhiChem Corp. Class A	8,700	24,255

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
PICC Property & Casualty Co. Ltd. Class H	336,433	$651,437
Ping An Bank Co. Ltd. Class A	90,618	152,693
Ping An Insurance Group Co. of China Ltd. Class A	27,800	215,316
Ping An Insurance Group Co. of China Ltd. Class H	297,182	1,887,200
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	76,100	78,722
Poly Developments & Holdings Group Co. Ltd. Class A	39,600	44,779
Poly Property Group Co. Ltd. (c)	174,155	33,500
Pop Mart International Group Ltd. (a)	15,600	529,804
Postal Savings Bank of China Co. Ltd. Class H (a)	253,000	176,617
Pylon Technologies Co. Ltd. Class A	2,288	14,399
Qianhe Condiment & Food Co. Ltd. Class A (b)	23,048	37,356
Qifu Technology, Inc. ADR	2,727	118,243
Qingdao East Steel Tower Stock Co. Ltd. Class A	122,900	152,528
Qudian, Inc. ADR (b)	8,098	25,428
Rainbow Digital Commercial Co. Ltd. Class A	25,400	19,006
Red Avenue New Materials Group Co. Ltd. Class A	2,100	9,425
RLX Technology, Inc. ADR	37,602	83,100
Roshow Technology Co. Ltd. Class A (b)	139,200	146,329
SAIC Motor Corp. Ltd. Class A	25,300	56,688
Sailun Group Co. Ltd. Class A	52,500	96,159
Sany Heavy Industry Co. Ltd. Class A	31,100	77,933
Satellite Chemical Co. Ltd. Class A	42,491	102,800
Seazen Group Ltd. (b)	46,952	13,936
Seazen Holdings Co. Ltd. Class A (b)	12,000	22,917
SF Holding Co. Ltd. Class A	10,300	70,113
Shaanxi Coal Industry Co. Ltd. Class A	45,500	122,212
Shandong Chenming Paper Holdings Ltd. Class H (b)	34,350	3,019
Shandong Dawn Polymer Co. Ltd. Class A	132,700	331,789
Shandong Denghai Seeds Co. Ltd. Class A	31,900	43,598
Shandong Gold Mining Co. Ltd. Class A	25,260	112,597
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	13,300	109,955
Shandong Linglong Tyre Co. Ltd. Class A	13,200	27,033
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	131,200	102,119
Security Description	Shares	Value
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	23,100	$48,115
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	21,460	24,476
Shanghai AtHub Co. Ltd. Class A	37,624	134,200
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	22,336	79,857
Shanghai Baosight Software Co. Ltd. Class A	14,557	48,001
Shanghai Baosight Software Co. Ltd. Class B	72,114	97,714
Shanghai Belling Co. Ltd. Class A	43,000	205,601
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	92,000	56,120
Shanghai Daimay Automotive Interior Co. Ltd. Class A	52,946	42,057
Shanghai Electric Group Co. Ltd. Class H (b)	266,418	97,743
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	32,751	46,133
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	8,300	29,072
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	18,500	39,781
Shanghai Fudan Microelectronics Group Co. Ltd. Class H (b)	32,000	121,885
Shanghai Haixin Group Co. Class B	153,413	40,501
Shanghai Haohai Biological Technology Co. Ltd. Class H (a)	9,700	31,015
Shanghai Henlius Biotech, Inc. Class H (a) (b)	1,400	9,417
Shanghai Industrial Holdings Ltd.	25,000	43,185
Shanghai International Airport Co. Ltd. Class A	10,200	45,239
Shanghai International Port Group Co. Ltd. Class A	80,400	64,090
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	20,700	30,603
Shanghai Junshi Biosciences Co. Ltd. Class A (b)	7,042	33,405
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	126,464	57,541
Shanghai M&G Stationery, Inc. Class A	7,796	31,551
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	40,084	44,173
Shanghai Medicilon, Inc. Class A (b)	3,354	16,824
Shanghai MicroPort MedBot Group Co. Ltd. (b)	17,000	34,996
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	50,300	125,554
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	41,100	61,257

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Shanghai Pudong Development Bank Co. Ltd. Class A	59,600	$115,487
Shanghai Putailai New Energy Technology Co. Ltd. Class A	23,661	62,033
Shanghai RAAS Blood Products Co. Ltd. Class A	97,600	93,606
Shanghai Runda Medical Technology Co. Ltd. Class A	24,500	60,402
Shanghai Wanye Enterprises Co. Ltd. Class A	23,200	44,955
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	15,400	55,252
Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	124,100	33,011
Shanxi Blue Flame Holding Co. Ltd. Class A	169,200	171,251
Shanxi Coking Coal Energy Group Co. Ltd. Class A	52,170	46,612
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	29,000	42,712
Shanxi Meijin Energy Co. Ltd. Class A (b)	32,700	19,721
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	8,800	216,697
Shengda Resources Co. Ltd. Class A	18,100	37,624
Shengyi Technology Co. Ltd. Class A	16,600	69,870
Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	3,411	24,662
Shenzhen Agricultural Power Group Co. Ltd. Class A	59,000	52,632
Shenzhen Aisidi Co. Ltd. Class A	42,400	71,149
Shenzhen Capchem Technology Co. Ltd. Class A	3,280	16,118
Shenzhen Das Intellitech Co. Ltd. Class A	96,383	45,210
Shenzhen Expressway Corp. Ltd. Class H (b) (c)	29,000	25,306
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	31,500	58,223
Shenzhen Gas Corp. Ltd. Class A	38,100	33,828
Shenzhen Gongjin Electronics Co. Ltd. Class A (b)	82,600	129,957
Shenzhen H&T Intelligent Control Co. Ltd. Class A	65,200	210,897
Shenzhen Huaqiang Industry Co. Ltd. Class A	19,200	71,995
Shenzhen Investment Ltd. (b)	184,197	20,883
Shenzhen Kangtai Biological Products Co. Ltd. Class A	5,020	10,645
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	12,300	32,574
Shenzhen Kinwong Electronic Co. Ltd. Class A	10,020	58,527
Security Description	Shares	Value
Shenzhen Megmeet Electrical Co. Ltd. Class A	33,400	$233,790
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	2,600	81,577
Shenzhen MTC Co. Ltd. Class A	99,000	60,535
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (b)	81,093	27,396
Shenzhen SC New Energy Technology Corp. Class A	600	4,548
Shenzhen Senior Technology Material Co. Ltd. Class A (b)	10,740	19,012
Shenzhen Sunlord Electronics Co. Ltd. Class A	11,000	43,182
Shenzhen Suntak Circuit Technology Co. Ltd. Class A	71,800	113,567
Shenzhen Ysstech Info-tech Co. Ltd. Class A	46,400	168,094
Shenzhou International Group Holdings Ltd.	31,187	221,686
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (b)	42,400	130,340
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	10,200	51,148
Sichuan New Energy Power Co. Ltd. Class A	12,700	17,411
Sichuan Yahua Industrial Group Co. Ltd. Class A	3,500	5,570
Sinofibers Technology Co. Ltd. Class A	18,400	93,115
Sinoma Science & Technology Co. Ltd. Class A	20,400	55,534
Sino-Ocean Group Holding Ltd. (b)	499,711	5,602
Sinopec Oilfield Service Corp. Class A (b)	121,300	33,021
Sinopec Oilfield Service Corp. Class H (b) (c)	6,000	535
Sinopec Shanghai Petrochemical Co. Ltd. Class H	372,878	60,325
Sinopharm Group Co. Ltd. Class H	92,800	217,282
Sinotrans Ltd. Class H	139,000	70,474
Sinotruk Hong Kong Ltd.	18,000	52,510
SITC International Holdings Co. Ltd.	97,000	310,771
Skshu Paint Co. Ltd. Class A	22,204	114,226
Skyworth Digital Co. Ltd. Class A	26,500	43,580
Smoore International Holdings Ltd. (a) (c)	82,000	190,532
Sohu.com Ltd. ADR (b)	2,702	35,964
SooChow Securities Co. Ltd. Class A	38,713	47,289
State Grid Information & Communication Co. Ltd. Class A	6,100	15,073
STO Express Co. Ltd. Class A	17,494	26,107
Sun Art Retail Group Ltd.	129,500	37,778
Sunac China Holdings Ltd. (b) (c)	196,000	35,704
Sunac Services Holdings Ltd. (a)	8,751	1,929

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Sungrow Power Supply Co. Ltd. Class A	13,480	$127,533
Suning Universal Co. Ltd. Class A	74,900	22,690
Sunny Optical Technology Group Co. Ltd.	42,429	374,835
Sunresin New Materials Co. Ltd. Class A	3,175	22,295
Sunward Intelligent Equipment Co. Ltd. Class A	58,400	67,424
Sunwoda Electronic Co. Ltd. Class A	15,200	42,567
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	12,800	67,492
Suzhou Maxwell Technologies Co. Ltd. Class A	5,882	57,119
Taiji Computer Corp. Ltd. Class A	13,479	44,070
TAL Education Group ADR (b)	25,223	257,779
TCL Electronics Holdings Ltd.	82,000	99,654
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	25,825	27,688
Tencent Holdings Ltd.	285,696	18,306,381
Tencent Music Entertainment Group ADR	11,391	222,011
Tianma Microelectronics Co. Ltd. Class A (b)	19,200	22,837
Tianneng Power International Ltd. (c)	52,000	41,666
Tianshui Huatian Technology Co. Ltd. Class A	40,300	56,823
Tingyi Cayman Islands Holding Corp.	170,383	249,606
Tong Ren Tang Technologies Co. Ltd. Class H (c)	88,000	55,266
Tongcheng Travel Holdings Ltd.	32,800	81,812
TongFu Microelectronics Co. Ltd. Class A	20,400	72,963
Tongwei Co. Ltd. Class A (b)	21,000	49,105
Topchoice Medical Corp. Class A	8,243	47,503
TravelSky Technology Ltd. Class H	61,000	81,592
Trip.com Group Ltd.	24,029	1,395,825
Triumph New Energy Co. Ltd. Class H (b) (c)	42,000	22,953
Tsingtao Brewery Co. Ltd. Class H	48,000	313,376
Tuya, Inc. ADR	5,810	13,421
Unigroup Guoxin Microelectronics Co. Ltd. Class A	8,299	76,303
Uni-President China Holdings Ltd.	164,000	198,471
Unisplendour Corp. Ltd. Class A	14,520	48,629
Universal Scientific Industrial Shanghai Co. Ltd. Class A	16,600	33,904
Up Fintech Holding Ltd. ADR (b)	10,261	99,019
Valiant Co. Ltd. Class A	20,000	32,137
Vipshop Holdings Ltd. ADR	19,305	290,540
Visionox Technology, Inc. Class A (b)	132,700	179,511
Visual China Group Co. Ltd. Class A	18,600	52,296
Security Description	Shares	Value
Vnet Group, Inc. ADR (b)	6,168	$42,559
Walvax Biotechnology Co. Ltd. Class A	6,100	9,367
Wangneng Environment Co. Ltd. Class A	65,500	153,528
Wanhua Chemical Group Co. Ltd. Class A	11,100	84,081
Want Want China Holdings Ltd.	343,287	239,645
Wasu Media Holding Co. Ltd. Class A	30,500	33,808
Weibo Corp. ADR (c)	2,587	24,654
Weichai Power Co. Ltd. Class A	79,100	169,836
Weichai Power Co. Ltd. Class H	31,000	62,948
Weimob, Inc. (a) (b) (c)	131,000	30,205
West China Cement Ltd. (c)	238,000	45,781
Wingtech Technology Co. Ltd. Class A	14,600	68,341
Winning Health Technology Group Co. Ltd. Class A	66,000	97,667
World Union Group, Inc. Class A (b)	14,900	4,743
Wuhan Guide Infrared Co. Ltd. Class A (b)	56,712	81,151
Wuliangye Yibin Co. Ltd. Class A	17,644	292,870
WUS Printed Circuit Kunshan Co. Ltd. Class A	18,150	107,889
Wushang Group Co. Ltd. Class A	1,000	1,209
WuXi AppTec Co. Ltd. Class A	19,440	188,751
Wuxi Biologics Cayman, Inc. (a) (b)	173,280	566,195
Wuxi Taiji Industry Ltd. Co. Class A	120,900	111,058
XD, Inc.	24,000	147,516
Xiamen Faratronic Co. Ltd. Class A	6,100	92,899
Xiamen Intretech, Inc. Class A	12,960	32,530
Xiamen ITG Group Corp. Ltd. Class A	34,900	29,477
Xiamen Kingdomway Group Co. Class A	16,500	47,129
Xianhe Co. Ltd. Class A (b)	50,400	145,927
Xiaomi Corp. Class B (a) (b)	637,843	4,871,170
Xilinmen Furniture Co. Ltd. Class A	20,400	49,781
Xinhuanet Co. Ltd. Class A	12,500	41,776
Xinjiang Xintai Natural Gas Co. Ltd. Class A	15,192	61,399
Xinte Energy Co. Ltd. Class H (b) (c)	15,600	10,592
Xinyi Glass Holdings Ltd. (c)	215,214	206,715
Xinyi Solar Holdings Ltd. (c)	206,228	65,415
Xizang Zhufeng Resources Co. Ltd. Class A (b)	8,400	13,005
XPeng, Inc. Class A (b)	57,720	519,112
Xtep International Holdings Ltd.	80,071	57,427
Yadea Group Holdings Ltd. (a) (c)	52,920	84,672
Yangzijiang Shipbuilding Holdings Ltd.	195,300	340,412

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Yankuang Energy Group Co. Ltd. Class H	236,619	$235,413
Yantai Changyu Pioneer Wine Co. Ltd. Class B	68,853	72,011
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	30,400	61,070
Yantai Eddie Precision Machinery Co. Ltd. Class A	18,681	45,613
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	8,800	42,998
Yantai Zhenghai Magnetic Material Co. Ltd. Class A	128,100	253,047
Yeahka Ltd. (b) (c)	8,000	13,411
YGSOFT, Inc. Class A	60,661	50,387
Yidu Tech, Inc. (a) (b)	22,800	16,875
Yifan Pharmaceutical Co. Ltd. Class A	20,500	37,176
Yifeng Pharmacy Chain Co. Ltd. Class A	17,624	60,205
Yihai International Holding Ltd. (c)	20,000	35,414
Yixintang Pharmaceutical Group Co. Ltd. Class A	10,400	23,724
Yonyou Network Technology Co. Ltd. Class A (b)	20,020	37,367
YTO Express Group Co. Ltd. Class A	23,700	42,648
Yum China Holdings, Inc.	22,204	992,741
YUNDA Holding Group Co. Ltd. Class A	21,230	19,857
Yunnan Energy New Material Co. Ltd. Class A (b)	8,200	33,530
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	74,800	207,802
Zai Lab Ltd. (b) (c)	38,320	133,998
ZBOM Home Collection Co. Ltd. Class A	26,180	35,415
Zhaojin Mining Industry Co. Ltd. Class H (c)	45,500	118,242
Zhejiang Akcome New Energy Technology Co. Ltd. (b)	232,300	11,999
Zhejiang Crystal-Optech Co. Ltd. Class A	81,000	225,818
Zhejiang Dahua Technology Co. Ltd. Class A	44,100	97,765
Zhejiang Dingli Machinery Co. Ltd. Class A	8,920	59,025
Zhejiang Expressway Co. Ltd. Class H	199,840	183,802
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (b)	37,300	28,640
Zhejiang Huayou Cobalt Co. Ltd. Class A	3,370	17,417
Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	15,036	76,658
Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	11,680	32,465
Zhejiang Jingu Co. Ltd. Class A	96,300	185,525
Security Description	Shares	Value
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	25,560	$46,566
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (b)	71,800	56,132
Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	28,600	93,388
Zhejiang Medicine Co. Ltd. Class A	20,000	41,295
Zhejiang Meida Industrial Co. Ltd. Class A	30,400	29,326
Zhejiang Narada Power Source Co. Ltd. Class A	22,100	49,117
Zhejiang NHU Co. Ltd. Class A	15,724	46,690
Zhejiang Semir Garment Co. Ltd. Class A	24,300	17,844
Zhejiang Shibao Co. Ltd. Class A	44,700	81,872
Zhejiang Supor Co. Ltd. Class A	7,190	52,586
Zhejiang Wansheng Co. Ltd. Class A	210,900	292,657
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	32,100	41,093
Zhejiang Yasha Decoration Co. Ltd. Class A	62,116	33,386
Zhejiang Yongtai Technology Co. Ltd. Class A (b)	26,507	47,625
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class H	28,000	53,004
Zhihu, Inc. ADR (b)	1,059	4,215
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (b) (c)	14,600	33,961
Zhongsheng Group Holdings Ltd.	36,000	55,490
Zhongtian Financial Group Co. Ltd. Class A (b) (d)	92,600	2,585
Zhuhai Zhumian Group Co. Ltd. Class A (b)	50,300	41,219
Zhuzhou CRRC Times Electric Co. Ltd. Class H	48,200	194,028
Zijin Mining Group Co. Ltd. Class H (c)	486,506	1,242,604
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	69,200	69,846
ZTE Corp. Class A	8,200	37,193
ZTE Corp. Class H	61,440	190,190
ZTO Express Cayman, Inc. ADR (c)	27,237	483,457
		140,464,740
HONG KONG — 0.4%
Alibaba Pictures Group Ltd. (b)	750,107	91,733
C Fiber Optic (b) (d)	686,800	—
China Animal Healthcare Ltd. (b) (d)	305,700	—
China Common Rich Renewable Energy Investments Ltd. (b) (c) (d)	5,962,000	—
China First Capital Group Ltd. (b)	66,800	306
China Huishan Dairy Holdings Co. Ltd. (b) (d)	549,000	—

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
China Huiyuan Juice Group Ltd. (b) (d)	157,000	$—
Chong Sing Holdings FinTech Group Ltd. (b) (d)	2,260,000	—
Citychamp Watch & Jewellery Group Ltd. (b)	268,000	15,192
Comba Telecom Systems Holdings Ltd. (b)	163,847	36,735
CTEG (b) (c) (d)	438,000	—
Digital China Holdings Ltd.	80,000	32,204
Guotai Junan International Holdings Ltd. (c)	18,000	7,865
Huabao International Holdings Ltd.	29,000	10,972
National Agricultural Holdings Ltd. (b) (d)	57,816	—
Nine Dragons Paper Holdings Ltd. (b) (c)	102,000	41,969
Sino Biopharmaceutical Ltd.	653,000	437,552
Skyworth Group Ltd. (b)	49,600	19,398
SSY Group Ltd.	192,691	68,240
Tech-Pro, Inc. (b) (c) (d)	1,684,800	—
United Energy Group Ltd.	164,000	10,864
United Laboratories International Holdings Ltd.	62,000	118,629
Wasion Holdings Ltd.	8,000	8,499
WH Group Ltd. (a)	418,259	402,275
		1,302,433
INDIA — 27.6%
Aarti Drugs Ltd.	2,432	12,992
ABB India Ltd.	5,432	385,136
Adani Energy Solutions Ltd. (b)	13,184	135,553
Adani Enterprises Ltd.	17,601	537,594
Adani Green Energy Ltd. (b)	20,774	248,435
Adani Ports & Special Economic Zone Ltd.	56,559	956,412
Adani Power Ltd. (b)	52,759	360,350
Adani Total Gas Ltd.	13,993	110,259
Affle 3i Ltd. (b)	7,455	173,710
AIA Engineering Ltd.	5,924	228,629
Ajanta Pharma Ltd.	3,497	104,963
Alembic Pharmaceuticals Ltd.	7,821	94,762
Alok Industries Ltd. (b)	249,252	59,348
Amber Enterprises India Ltd. (b)	3,091	243,989
APL Apollo Tubes Ltd.	11,692	237,098
Apollo Hospitals Enterprise Ltd.	5,248	443,167
Apollo Tyres Ltd.	35,423	185,376
Ashok Leyland Ltd.	35,346	103,413
Asian Paints Ltd.	18,082	493,607
Astral Ltd.	7,784	136,765
AstraZeneca Pharma India Ltd.	5,641	585,971
AU Small Finance Bank Ltd. (a)	10,847	103,398
Aurobindo Pharma Ltd. (b)	24,284	321,333
Avenue Supermarts Ltd. (a) (b)	3,731	190,217
Axis Bank Ltd.	113,776	1,590,954
Bajaj Auto Ltd.	4,192	409,424
Bajaj Electricals Ltd.	15,952	128,066
Security Description	Shares	Value
Bajaj Finance Ltd.	121,770	$1,329,730
Bajaj Finserv Ltd.	20,558	492,855
Bajaj Hindusthan Sugar Ltd. (b)	303,759	91,772
Balkrishna Industries Ltd.	5,952	169,711
Balu Forge Industries Ltd.	8,720	72,329
Bandhan Bank Ltd. (a)	35,736	79,023
Bank of Baroda	34,520	100,139
BEML Ltd.	4,944	256,966
Bharat Bijlee Ltd.	9,877	357,454
Bharat Electronics Ltd.	218,357	1,073,198
Bharat Forge Ltd.	18,869	287,809
Bharat Heavy Electricals Ltd.	165,803	514,848
Bharat Petroleum Corp. Ltd.	88,774	343,616
Bharti Airtel Ltd.	143,637	3,365,822
Biocon Ltd.	91,070	377,724
Birlasoft Ltd.	36,688	185,451
Bondada Engineering Ltd.	11,400	58,442
Bosch Ltd.	531	202,345
Brightcom Group Ltd. (b)	233,586	27,918
Britannia Industries Ltd.	3,731	254,549
Can Fin Homes Ltd.	44,962	415,699
Carysil Ltd.	7,654	77,633
Cholamandalam Financial Holdings Ltd.	24,256	612,622
Cholamandalam Investment & Finance Co. Ltd.	43,332	822,580
Cipla Ltd.	60,052	1,054,481
City Union Bank Ltd.	245	625
Coal India Ltd.	94,084	429,993
Crompton Greaves Consumer Electricals Ltd.	41,450	171,653
Dabur India Ltd.	23,577	133,404
DCB Bank Ltd. (b)	50,860	86,111
Deepak Nitrite Ltd.	5,933	137,470
Delhivery Ltd. (b)	27,173	121,290
Dhani Services Ltd. (b)	20,898	16,751
Dish TV India Ltd. (b)	117,936	6,917
Dishman Carbogen Amcis Ltd. (b)	3,728	10,909
Divi's Laboratories Ltd.	6,221	493,959
Dixon Technologies India Ltd.	5,064	884,724
DLF Ltd.	45,441	443,919
Dr. Lal PathLabs Ltd. (a)	5,424	176,856
Dr. Reddy's Laboratories Ltd.	39,687	593,870
Edelweiss Financial Services Ltd.	31,649	42,787
Eicher Motors Ltd.	6,876	453,523
Elecon Engineering Co. Ltd.	32,672	249,421
Emami Ltd.	9,211	61,392
Embassy Developments Ltd. (b)	26,671	38,629
Epigral Ltd.	1,782	37,572
Escorts Kubota Ltd.	4,244	165,019
Eternal Ltd. (b)	282,116	868,948
Federal Bank Ltd.	111,749	277,705
Fine Organic Industries Ltd.	23	1,315
Finolex Cables Ltd.	17,626	201,334
Fortis Healthcare Ltd.	32,500	301,087

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
FSN E-Commerce Ventures Ltd. (b)	78,877	$191,665
GAIL India Ltd.	171,619	381,900
Gillette India Ltd.	724	92,100
Glenmark Pharmaceuticals Ltd.	13,101	267,917
GMR Airports Ltd. (b)	430,803	427,940
Godrej Consumer Products Ltd.	33,142	455,393
Godrej Industries Ltd. (b)	12,721	184,852
Godrej Properties Ltd. (b)	7,692	210,158
Granules India Ltd.	41,581	240,148
Graphite India Ltd.	25,609	169,074
Grasim Industries Ltd.	9,985	331,184
Gujarat Pipavav Port Ltd.	34,016	64,066
Havells India Ltd.	23,713	428,886
HCL Technologies Ltd.	66,223	1,334,807
HDFC Bank Ltd.	265,334	6,192,467
HDFC Life Insurance Co. Ltd. (a)	38,708	367,536
HEG Ltd.	38,069	226,390
Hero MotoCorp Ltd.	8,342	412,149
HFCL Ltd.	72,678	73,339
Hikal Ltd.	7,902	33,069
Hindalco Industries Ltd.	77,034	622,353
Hindustan Construction Co. Ltd. (b)	480,283	171,090
Hindustan Copper Ltd.	18,666	60,791
Hindustan Petroleum Corp. Ltd.	88,756	453,353
Hindustan Unilever Ltd.	61,822	1,654,113
Hindustan Zinc Ltd.	91,263	479,780
Hitachi Energy India Ltd.	338	78,852
ICICI Bank Ltd.	598	10,082
ICICI Bank Ltd. ADR	139,052	4,677,709
ICICI Lombard General Insurance Co. Ltd. (a)	1,825	43,416
ICICI Prudential Life Insurance Co. Ltd. (a)	8,385	64,325
IDFC First Bank Ltd. (b)	383,555	325,771
IIFL Finance Ltd. (b)	60,382	332,854
India Cements Ltd. (b)	2,482	9,980
IndiaMart InterMesh Ltd. (a)	677	20,509
Indian Hotels Co. Ltd.	41,821	370,762
Indian Oil Corp. Ltd.	225,357	386,176
Indus Towers Ltd. (b)	69,251	340,037
Infibeam Avenues Ltd.	631,850	121,935
Info Edge India Ltd.	21,520	373,463
Infosys Ltd. ADR (c)	169,505	3,140,928
Inox Wind Ltd. (b)	24,345	49,774
InterGlobe Aviation Ltd. (a) (b)	5,100	355,412
IOL Chemicals & Pharmaceuticals Ltd.	9,366	10,614
Ipca Laboratories Ltd.	20,900	338,699
ITC Ltd. GDR	172,222	836,999
Jaiprakash Power Ventures Ltd. (b)	1,042,002	222,349
Jindal Stainless Ltd.	35,000	287,762
Jindal Steel & Power Ltd.	41,416	454,774
Jio Financial Services Ltd. (b)	152,539	581,181
Security Description	Shares	Value
Johnson Controls-Hitachi Air Conditioning India Ltd.	7,148	$145,844
JSW Energy Ltd.	39,621	241,209
JSW Holdings Ltd. (b)	191	50,166
JSW Steel Ltd.	44,772	532,764
Jubilant Foodworks Ltd.	33,010	270,131
Jubilant Ingrevia Ltd.	21,671	192,704
Jubilant Pharmova Ltd.	7,655	108,059
Just Dial Ltd. (b)	14,849	160,853
Karnataka Bank Ltd.	43,577	99,425
Kaveri Seed Co. Ltd.	8,474	116,438
Kotak Mahindra Bank Ltd.	57,993	1,463,011
KPIT Technologies Ltd.	13,542	198,756
Larsen & Toubro Ltd. GDR	34,201	1,463,803
Laurus Labs Ltd. (a)	64,432	544,584
Lemon Tree Hotels Ltd. (a) (b)	220,925	360,935
LIC Housing Finance Ltd.	27,472	198,240
LTIMindtree Ltd. (a)	6,133	380,237
Lupin Ltd.	17,444	394,199
Macrotech Developers Ltd. (a)	14,981	241,799
Mahindra & Mahindra Financial Services Ltd.	62,391	196,391
Mahindra & Mahindra Ltd.	45,470	1,687,734
MakeMyTrip Ltd. (b) (c)	6,920	678,298
Manappuram Finance Ltd.	45,366	145,667
Marico Ltd.	37,008	311,716
Marksans Pharma Ltd.	129,106	393,671
Maruti Suzuki India Ltd.	5,776	835,149
Max Financial Services Ltd. (b)	10,737	206,214
Motherson Sumi Wiring India Ltd.	102,161	71,141
Muthoot Finance Ltd.	7,351	224,910
Natco Pharma Ltd.	7,012	75,766
Navin Fluorine International Ltd.	4,067	228,584
NCC Ltd.	61,769	165,990
Nestle India Ltd.	19,229	552,767
NOCIL Ltd.	47,352	109,435
NTPC Ltd.	210,964	823,832
Nuvama Wealth Management Ltd.	322	30,905
Oberoi Realty Ltd.	6,828	151,719
Oil & Natural Gas Corp. Ltd.	240,957	686,149
Olectra Greentech Ltd.	11,056	151,040
One 97 Communications Ltd. (b)	8,846	95,309
Onesource Specialty Pharma Ltd. (b)	8,141	208,632
Page Industries Ltd.	543	312,846
Persistent Systems Ltd.	7,284	513,133
PG Electroplast Ltd.	5,197	45,731
Phoenix Mills Ltd.	3,025	55,086
PI Industries Ltd.	6,277	300,434
Piramal Enterprises Ltd.	3,698	49,338
Piramal Pharma Ltd.	18,356	43,531
PNB Housing Finance Ltd. (a) (b)	36,428	471,236
Power Finance Corp. Ltd.	71,861	358,132
Power Grid Corp. of India Ltd.	162,373	567,813
Rajesh Exports Ltd. (b)	18,676	43,839
RattanIndia Enterprises Ltd. (b)	162,390	122,948

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
RattanIndia Power Ltd. (b)	1,108,653	$200,633
Raymond Ltd. (b)	6,449	53,346
Raymond Realty Ltd. (b)	6,673	80,479
RBL Bank Ltd. (a)	38,763	112,311
REC Ltd.	68,654	322,136
Reliance Industries Ltd. GDR (a)	79,175	5,526,415
Reliance Infrastructure Ltd. (b)	53,823	257,096
Reliance Power Ltd. (b)	382,282	313,323
Religare Enterprises Ltd. (b)	34,221	88,673
Sammaan Capital Ltd.	30,430	50,517
Samvardhana Motherson International Ltd.	99,838	180,246
SBI Life Insurance Co. Ltd. (a)	13,123	281,297
Sequent Scientific Ltd. (b)	75,851	170,479
Shilpa Medicare Ltd. (b)	9,660	100,312
Shree Renuka Sugars Ltd. (b)	169,213	65,349
Shriram Finance Ltd.	67,742	558,342
Siemens Energy India Ltd. (b)	4,527	157,088
Siemens Ltd.	4,231	160,414
Solara Active Pharma Sciences Ltd. (b)	1,108	8,231
Sona Blw Precision Forgings Ltd. (a)	30,012	168,450
South Indian Bank Ltd.	455,176	163,420
SpiceJet Ltd. (b)	54,281	25,096
State Bank of India	116,057	1,110,160
Steel Authority of India Ltd.	149,302	229,785
Strides Pharma Science Ltd.	15,222	159,684
Subex Ltd. (b)	91,994	15,179
Sun Pharma Advanced Research Co. Ltd. (b)	19,537	36,994
Sun Pharmaceutical Industries Ltd.	82,607	1,614,092
Suzlon Energy Ltd. (b)	714,952	564,559
Tarsons Products Ltd.	25,233	116,426
Tata Communications Ltd.	5,820	114,731
Tata Consultancy Services Ltd.	59,146	2,387,634
Tata Consumer Products Ltd.	21,016	269,292
Tata Elxsi Ltd.	1,028	75,638
Tata Motors Ltd.	108,115	867,341
Tata Steel Ltd.	247,771	461,566
Tata Teleservices Maharashtra Ltd. (b)	140,458	108,242
TCI Express Ltd.	958	8,498
Tech Mahindra Ltd.	33,143	651,962
Thyrocare Technologies Ltd. (a)	25,625	295,960
Titan Co. Ltd. (b)	11,604	499,313
Torrent Pharmaceuticals Ltd.	10,674	424,197
Trent Ltd.	10,287	745,796
TVS Motor Co. Ltd.	25,720	875,128
Ujjivan Small Finance Bank Ltd. (a)	154,251	88,187
UltraTech Cement Ltd.	4,449	627,353
United Breweries Ltd.	5,076	115,483
United Spirits Ltd.	34,557	575,453
UPL Ltd.	28,921	222,995
Vakrangee Ltd.	135,439	16,077
Security Description	Shares	Value
Vedanta Ltd.	68,339	$367,234
VL E-Governance & IT Solutions Ltd. (b)	14,933	8,619
V-Mart Retail Ltd. (b)	9,356	93,702
Vodafone Idea Ltd. (b)	537,522	46,569
Wipro Ltd. ADR (c)	323,579	977,209
Wockhardt Ltd. (b)	19,620	392,125
Yes Bank Ltd. (b)	477,488	113,248
Zee Entertainment Enterprises Ltd.	52,493	89,518
Zydus Lifesciences Ltd.	16,757	193,430
		99,254,978
INDONESIA — 1.8%
AKR Corporindo Tbk. PT	402,500	28,759
Alamtri Minerals Indonesia Tbk. PT	495,500	30,520
Alamtri Resources Indonesia Tbk. PT	1,247,500	140,617
Aspirasi Hidup Indonesia Tbk. PT	1,478,200	45,161
Astra International Tbk. PT	1,571,251	435,518
Bank Central Asia Tbk. PT	2,634,475	1,407,704
Bank Jago Tbk. PT (b)	99,400	10,868
Bank Mandiri Persero Tbk. PT	3,134,580	942,208
Bank Negara Indonesia Persero Tbk. PT	690,500	175,230
Bank Rakyat Indonesia Persero Tbk. PT	4,768,831	1,098,579
Barito Pacific Tbk. PT (b)	1,233,091	126,081
Barito Renewables Energy Tbk. PT	546,000	197,582
Bumi Resources Minerals Tbk. PT (b)	2,337,100	57,006
Chandra Asri Pacific Tbk. PT	562,612	342,211
Charoen Pokphand Indonesia Tbk. PT	359,100	103,959
Ciputra Development Tbk. PT	570,196	33,541
Elang Mahkota Teknologi Tbk. PT	640,200	19,086
GoTo Gojek Tokopedia Tbk. PT (b)	42,492,000	151,804
Gudang Garam Tbk. PT (b)	1,900	1,071
Indah Kiat Pulp & Paper Tbk. PT	136,100	48,203
Indocement Tunggal Prakarsa Tbk. PT	175,525	57,571
Kalbe Farma Tbk. PT	617,300	57,985
Lippo Karawaci Tbk. PT (b)	2,498,010	12,617
Matahari Department Store Tbk. PT	13,000	1,357
Media Nusantara Citra Tbk. PT (b)	258,600	3,887
Pabrik Kertas Tjiwi Kimia Tbk. PT	48,800	16,908
Pakuwon Jati Tbk. PT (b)	1,415,600	32,611
Perusahaan Gas Negara Tbk. PT	989,340	98,416
Semen Indonesia Persero Tbk. PT	383,761	63,586
Summarecon Agung Tbk. PT	606,727	14,201
Telkom Indonesia Persero Tbk. PT	3,257,394	557,780
Tower Bersama Infrastructure Tbk. PT	226,700	32,116
Transcoal Pacific Tbk. PT	55,900	19,023

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Unilever Indonesia Tbk. PT	206,700	$18,461
United Tractors Tbk. PT	117,045	154,642
		6,536,869
MALAYSIA — 2.6%
AEON Credit Service M Bhd.	79,900	112,909
Alliance Bank Malaysia Bhd.	418,110	427,991
AMMB Holdings Bhd.	70,400	85,273
Astro Malaysia Holdings Bhd. (b)	154,900	5,334
Axiata Group Bhd.	293,283	160,903
Bermaz Auto Bhd.	162,280	29,870
British American Tobacco Malaysia Bhd.	4,200	4,608
Bursa Malaysia Bhd.	210,051	380,641
Cahya Mata Sarawak Bhd.	173,500	49,036
Carlsberg Brewery Malaysia Bhd. Class B	37,303	170,812
CelcomDigi Bhd.	125,200	116,859
CIMB Group Holdings Bhd.	340,564	549,205
Dayang Enterprise Holdings Bhd.	109,350	47,786
Dialog Group Bhd.	366,200	137,417
Eco World Development Group Bhd.	144,000	66,348
Frontken Corp. Bhd.	114,400	107,594
Gamuda Bhd.	272,950	310,517
Genting Bhd.	286,900	207,824
Genting Malaysia Bhd.	317,400	145,489
Globetronics Technology Bhd. (b)	96,900	9,896
Hartalega Holdings Bhd.	68,100	26,525
Hibiscus Petroleum Bhd.	68,140	25,246
Hong Leong Bank Bhd.	31,800	148,030
IHH Healthcare Bhd.	82,200	133,144
IJM Corp. Bhd.	610,480	379,874
Inari Amertron Bhd.	367,512	176,315
IOI Corp. Bhd.	405,796	360,451
IOI Properties Group Bhd.	354,816	166,011
Kuala Lumpur Kepong Bhd.	33,229	163,363
Malayan Banking Bhd.	276,029	635,906
Maxis Bhd.	214,600	183,994
MISC Bhd.	51,300	92,475
My EG Services Bhd.	546,934	123,403
NEXG Bhd.	338,100	29,711
Padini Holdings Bhd.	191,850	95,686
Pentamaster Corp. Bhd.	212,175	154,703
Petronas Chemicals Group Bhd.	84,500	70,040
PPB Group Bhd.	73,720	179,989
Press Metal Aluminium Holdings Bhd.	466,170	573,509
Public Bank Bhd.	799,473	818,366
RHB Bank Bhd.	179,101	267,982
SD Guthrie Bhd.	213,499	235,277
Sime Darby Bhd.	223,588	87,619
Sime Darby Property Bhd.	267,688	91,550
Supermax Corp. Bhd. (b)	164,560	23,059
Telekom Malaysia Bhd.	86,644	134,786
Tenaga Nasional Bhd.	150,650	514,511
Top Glove Corp. Bhd. (b)	289,200	48,767
Security Description	Shares	Value
Velesto Energy Bhd.	605,300	$25,877
Yinson Holdings Bhd.	243,614	135,968
YTL Corp. Bhd.	275,910	152,027
		9,380,476
PHILIPPINES — 0.8%
Aboitiz Equity Ventures, Inc.	79,660	49,354
Alliance Global Group, Inc.	530,200	84,900
Ayala Land, Inc.	825,851	395,845
Bank of the Philippine Islands	71,067	164,010
BDO Unibank, Inc.	160,533	435,460
Bloomberry Resorts Corp.	313,300	28,421
Cebu Air, Inc. (b)	45,230	28,143
D&L Industries, Inc.	1,076,000	102,003
Globe Telecom, Inc.	1,749	52,225
JG Summit Holdings, Inc.	240,372	85,259
Jollibee Foods Corp.	30,150	115,612
LT Group, Inc.	376,200	85,886
Metropolitan Bank & Trust Co.	63,700	81,986
PLDT, Inc.	12,344	266,690
Puregold Price Club, Inc.	226,050	144,467
SM Investments Corp.	22,285	344,976
SM Prime Holdings, Inc.	698,900	290,950
Universal Robina Corp.	63,880	101,552
		2,857,739
TAIWAN — 26.7%
Accton Technology Corp.	25,000	624,743
Acer, Inc.	390,395	404,935
Advantech Co. Ltd.	27,085	315,244
Alchip Technologies Ltd.	5,000	529,748
ASE Technology Holding Co. Ltd.	247,043	1,247,393
Asia Cement Corp.	332,687	485,728
Asia Vital Components Co. Ltd.	30,000	763,043
ASPEED Technology, Inc.	2,000	324,866
Asustek Computer, Inc.	60,737	1,338,992
AUO Corp. ADR (b)	90,628	446,795
Bank of Kaohsiung Co. Ltd.	263,740	109,245
Catcher Technology Co. Ltd.	64,539	468,378
Cathay Financial Holding Co. Ltd.	712,838	1,532,460
Center Laboratories, Inc.	52,582	68,761
Chailease Holding Co. Ltd.	84,961	367,916
Chang Hwa Commercial Bank Ltd.	424,639	271,832
Cheng Shin Rubber Industry Co. Ltd.	89,000	115,165
China Steel Chemical Corp.	18,877	59,451
China Steel Corp.	938,216	603,809
Chroma ATE, Inc.	17,000	257,514
Chunghwa Telecom Co. Ltd.	174,074	804,464
Compal Electronics, Inc.	584,029	579,791
Compeq Manufacturing Co. Ltd.	25,000	49,552
CTBC Financial Holding Co. Ltd.	1,333,570	1,994,968
Delta Electronics, Inc.	84,986	1,201,534
E.Sun Financial Holding Co. Ltd.	724,054	814,226
Eclat Textile Co. Ltd. (b)	32,365	454,253
eCloudvalley Digital Technology Co. Ltd.	14,311	38,947

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
EirGenix, Inc. (b)	19,000	$39,936
Elite Advanced Laser Corp.	6,000	42,928
Elite Material Co. Ltd.	17,000	513,282
Elite Semiconductor Microelectronics Technology, Inc.	18,000	33,644
eMemory Technology, Inc.	3,318	268,057
Ennostar, Inc.	73,585	89,173
Evergreen Marine Corp. Taiwan Ltd.	50,465	343,781
Everlight Electronics Co. Ltd.	93,996	225,884
Far Eastern New Century Corp.	519,352	584,920
Far EasTone Telecommunications Co. Ltd.	76,000	233,110
Faraday Technology Corp.	18,695	118,716
Feng TAY Enterprise Co. Ltd.	37,329	156,538
Firich Enterprises Co. Ltd.	24,767	21,747
First Financial Holding Co. Ltd.	527,930	525,002
FocalTech Systems Co. Ltd.	20,000	45,255
Formosa Chemicals & Fibre Corp.	354,182	277,652
Formosa Petrochemical Corp.	125,000	154,046
Formosa Plastics Corp.	352,663	420,728
Foxconn Technology Co. Ltd.	139,519	303,281
Fubon Financial Holding Co. Ltd.	586,791	1,753,624
Genius Electronic Optical Co. Ltd.	6,475	92,652
Giant Manufacturing Co. Ltd.	26,305	97,703
Globalwafers Co. Ltd.	15,884	163,940
Himax Technologies, Inc. ADR (c)	12,416	110,875
Hiwin Technologies Corp.	25,745	185,076
Holy Stone Enterprise Co. Ltd.	14,700	39,251
Hon Hai Precision Industry Co. Ltd.	660,765	3,641,762
Hotai Motor Co. Ltd. (b)	26,640	514,342
HTC Corp. (b)	74,710	100,894
Hua Nan Financial Holdings Co. Ltd.	611,858	569,716
Innolux Corp.	456,927	183,009
Inventec Corp.	228,000	330,152
ITEQ Corp.	17,267	51,543
KGI Financial Holding Co. Ltd.	1,559,559	798,145
King Yuan Electronics Co. Ltd.	154,898	540,860
LandMark Optoelectronics Corp.	6,000	67,267
Largan Precision Co. Ltd.	6,142	500,409
Lite-On Technology Corp.	104,394	394,890
Macronix International Co. Ltd. (b)	159,673	116,153
Makalot Industrial Co. Ltd.	25,570	206,577
MediaTek, Inc.	83,601	3,577,340
Medigen Biotechnology Corp. (b)	14,000	14,474
Medigen Vaccine Biologics Corp. (b)	25,467	36,659
Mega Financial Holding Co. Ltd.	640,423	899,951
Merry Electronics Co. Ltd.	25,183	94,829
Microbio Co. Ltd. (b)	4,153	3,270
Micro-Star International Co. Ltd.	32,000	157,196
Motech Industries, Inc.	72,627	43,757
Nan Ya Plastics Corp.	483,704	452,044
Nanya Technology Corp. (b)	39,000	68,355
Security Description	Shares	Value
Nien Made Enterprise Co. Ltd.	11,000	$153,447
Novatek Microelectronics Corp.	43,599	813,414
Nuvoton Technology Corp.	20,000	49,500
Oneness Biotech Co. Ltd. (b)	19,113	41,351
PChome Online, Inc. (b)	20,893	24,604
Pegatron Corp.	198,900	522,919
PharmaEssentia Corp. (b)	11,483	215,414
Phoenix Silicon International Corp.	20,416	95,399
PlayNitride, Inc. (b)	9,000	60,078
Pou Chen Corp. (b)	141,000	149,389
Powertech Technology, Inc.	145,518	655,060
President Chain Store Corp.	32,000	280,980
Promos Technologies, Inc. (b) (d)	2,232	—
Quanta Computer, Inc.	135,729	1,275,421
Radiant Opto-Electronics Corp.	25,000	115,107
RDC Semiconductor Co. Ltd. (b)	10,300	57,826
Realtek Semiconductor Corp.	41,825	811,816
RichWave Technology Corp. (b)	14,201	57,364
Ritek Corp. (b)	56,593	19,470
Senhwa Biosciences, Inc. (b)	1,000	1,232
Shanghai Commercial & Savings Bank Ltd.	252,332	400,801
Shin Kong Financial Holding Co. Ltd. (b)	1,385,779	536,057
Silicon Motion Technology Corp. ADR	2,361	177,476
Simplo Technology Co. Ltd.	16,000	210,872
Sino-American Silicon Products, Inc.	26,000	81,261
SinoPac Financial Holdings Co. Ltd.	1,363,072	1,129,205
Sitronix Technology Corp.	10,000	69,321
Synnex Technology International Corp.	141,000	310,845
TA-I Technology Co. Ltd.	15,750	22,187
Taishin Financial Holding Co. Ltd.	800,747	431,732
Taiwan Cooperative Financial Holding Co. Ltd.	204,667	173,405
Taiwan FU Hsing Industrial Co. Ltd.	133,000	210,800
Taiwan High Speed Rail Corp.	89,000	86,069
Taiwan Mobile Co. Ltd.	119,260	469,495
Taiwan Paiho Ltd.	20,000	36,971
Taiwan Semiconductor Manufacturing Co. Ltd.	150,000	5,442,969
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	156,279	35,395,631
Taiwan Surface Mounting Technology Corp.	20,000	71,204
Taiwan Union Technology Corp.	13,000	101,243
TCC Group Holdings Co. Ltd.	609,631	532,165
Teco Electric & Machinery Co. Ltd.	98,000	158,681
TPK Holding Co. Ltd. (b)	23,000	24,526
Tripod Technology Corp.	69,361	587,664
Unimicron Technology Corp.	67,540	263,575
Uni-President Enterprises Corp.	309,893	859,282

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
United Integrated Services Co. Ltd.	31,755	$677,234
United Microelectronics Corp. ADR	157,044	1,201,387
Vanguard International Semiconductor Corp.	20,738	71,346
Voltronic Power Technology Corp.	6,804	293,477
Walsin Lihwa Corp.	387,382	286,439
Walsin Technology Corp.	25,000	69,578
Win Semiconductors Corp.	25,000	74,199
Winbond Electronics Corp. (b)	92,026	63,478
Wistron Corp.	142,976	599,567
Wiwynn Corp.	8,248	714,345
WPG Holdings Ltd.	42,000	100,931
Yageo Corp.	25,803	428,401
Yang Ming Marine Transport Corp.	83,000	202,016
Yuanta Financial Holding Co. Ltd.	1,146,988	1,340,875
Zhen Ding Technology Holding Ltd.	33,000	113,532
		95,898,181
THAILAND — 1.8%
Advanced Info Service PCL	87,561	748,782
Airports of Thailand PCL	246,100	229,001
Bangkok Bank PCL NVDR	19,600	83,805
Bangkok Dusit Medical Services PCL Class F	69,300	44,340
Bangkok Expressway & Metro PCL	1,300,307	191,194
BEC World PCL	21,200	1,226
Bumrungrad Hospital PCL	25,600	109,853
Carabao Group PCL	11,700	17,635
Central Plaza Hotel PCL	34,100	25,385
Charoen Pokphand Foods PCL	175,800	124,379
Chularat Hospital PCL	1,374,900	64,286
CP ALL PCL	355,354	480,965
CPN Retail Growth Leasehold REIT	25,500	8,550
Delta Electronics Thailand PCL	208,700	616,302
Electricity Generating PCL	13,699	42,561
Energy Absolute PCL (b) (c)	324,300	24,740
Frasers Property Thailand Industrial Freehold & Leasehold REIT	51,187	14,250
Global Power Synergy PCL	20,300	18,265
Gulf Development PCL (b)	206,978	246,715
Gunkul Engineering PCL	1,120,743	51,368
Hana Microelectronics PCL	73,100	43,848
Ichitan Group PCL	93,600	29,080
Indorama Ventures PCL	117,800	73,560
IRPC PCL (c)	1,941,991	45,400
Jasmine International PCL (b)	445,578	17,955
Kasikornbank PCL	41,254	194,793
Kasikornbank PCL NVDR	63,200	298,418
KCE Electronics PCL	124,070	69,460
Krungthai Card PCL	62,600	46,215
MC Group PCL	212,800	62,841
Mega Lifesciences PCL	162,100	128,398
Security Description	Shares	Value
Minor International PCL	245,846	$175,449
Muangthai Capital PCL	16,200	17,566
PTG Energy PCL	126,200	22,128
PTT Exploration & Production PCL	109,707	369,529
PTT Global Chemical PCL NVDR	54,500	33,362
PTT PCL	318,283	293,721
SCB X PCL	67,828	245,158
Siam Cement PCL NVDR	35,500	183,458
Srisawad Corp. PCL	233,056	115,421
Super Energy Corp. PCL NVDR (b)	711,100	3,281
SVI PCL	560,440	100,852
Thai Beverage PCL	583,500	210,741
Thai Oil PCL	244,649	203,192
Thai Union Group PCL	153,500	48,635
TMBThanachart Bank PCL	2,340,936	136,098
True Corp. PCL NVDR (b)	587,356	200,551
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust Class F, REIT	47,800	13,233
		6,525,945
UNITED STATES — 0.1%
Bit Digital, Inc. (b)	5,810	12,724
JS Global Lifestyle Co. Ltd. (a) (b) (c)	46,000	11,602
Legend Biotech Corp. ADR (b) (c)	4,498	159,634
		183,960
TOTAL COMMON STOCKS (Cost $287,083,686)		362,405,321
RIGHTS — 0.0% *
INDIA — 0.0% *
Infibeam Avenues Ltd. (expiring 07/11/25) (b)	158,554	12,110
MALAYSIA — 0.0% *
Alliance Bank Malaysia Bhd. (expiring 07/02/25) (b)	49,189	11,449
TOTAL RIGHTS (Cost $0)		23,559
WARRANTS — 0.0% *
MALAYSIA — 0.0% *
Eco World Development Group Bhd. (expiring 04/12/29) (b)	38,320	6,962
NEXG Bhd. (expiring 02/17/28) (b)	180,850	8,591
Supermax Corp. Bhd. (expiring 03/01/30) (b)	8,648	390
Top Glove Corp. Bhd. (expiring 02/09/30) (b)	15,460	679
YTL Corp. Bhd. (expiring 06/02/28) (b)	56,142	10,934
		27,556

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
THAILAND — 0.0% *
Energy Absolute PCL (expiring 02/13/28) (b)	57,800	$1,565
Jasmine International PCL (expiring 10/10/31) (b)	218,989	2,694
		4,259
TOTAL WARRANTS (Cost $0)		31,815
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (e) (f)	2,087	2,087
State Street Navigator Securities Lending Portfolio II (g) (h)	1,287,072	1,287,072
TOTAL SHORT-TERM INVESTMENTS (Cost $1,289,159)		1,289,159
TOTAL INVESTMENTS — 101.2% (Cost $288,372,845)		363,749,854
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(4,425,069)
NET ASSETS — 100.0%		$359,324,785
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.9% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at June 30, 2025.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the securities is $4,231, representing less than 0.05% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2025.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$356,745,543	$5,655,547	$4,231	$362,405,321
Rights	—	23,559	—	23,559
Warrants	20,881	10,934	—	31,815
Short-Term Investments	1,289,159	—	—	1,289,159
TOTAL INVESTMENTS	$358,055,583	$5,690,040	$4,231	$363,749,854
See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	570,034	$570,034	$28,492,453	$29,060,400	$—	$—	2,087	$2,087	$14,542
State Street Navigator Securities Lending Portfolio II	5,253,468	5,253,468	29,414,703	33,381,099	—	—	1,287,072	1,287,072	81,690
Total		$5,823,502	$57,907,156	$62,441,499	$—	$—		$1,289,159	$96,232
See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AEROSPACE & DEFENSE — 0.4%
AECC Aero Science & Technology Co. Ltd. Class A (a)	44,200	$180,178
AECC Aero-Engine Control Co. Ltd. Class A	34,300	99,359
AECC Aviation Power Co. Ltd. Class A	54,900	295,379
AVIC Chengdu UAS Co. Ltd. Class A (a)	15,871	118,316
AviChina Industry & Technology Co. Ltd. Class H	434,000	244,920
Avicopter PLC Class A	25,900	140,326
Beijing Leike Defense Technology Co. Ltd. Class A (a)	196,200	158,315
EHang Holdings Ltd. ADR (a) (b)	7,159	124,280
Gaona Aero Material Co. Ltd. Class A	19,820	46,014
Hwa Create Co. Ltd. Class A (a)	15,200	40,508
Kuang-Chi Technologies Co. Ltd. Class A	24,900	138,976
North Electro-Optic Co. Ltd. Class A (a)	77,100	189,006
YaGuang Technology Group Co. Ltd. Class A (a)	93,100	93,839
		1,869,416
AIR FREIGHT & LOGISTICS — 0.7%
Hangzhou SF Intra-City Industrial Co. Ltd. Class H (a) (b) (c)	39,600	95,544
J&T Global Express Ltd. (a)	652,600	563,647
JD Logistics, Inc. (a) (c)	268,000	448,601
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	4,700	34,985
SF Holding Co. Ltd. Class A	72,300	492,151
Sinotrans Ltd. Class H	342,000	173,396
STO Express Co. Ltd. Class A	13,071	19,507
YTO Express Group Co. Ltd. Class A	59,400	106,890
YUNDA Holding Group Co. Ltd. Class A	49,558	46,354
ZTO Express Cayman, Inc. ADR (b)	53,394	947,743
		2,928,818
AIRLINES — 0.2%
Air China Ltd. Class A (a)	210,900	232,300
Air China Ltd. Class H (a)	96,000	72,887
China Eastern Airlines Corp. Ltd. Class A (a)	306,300	172,325
China Eastern Airlines Corp. Ltd. Class H (a) (b)	100,000	40,255
China Southern Airlines Co. Ltd. Class A (a)	191,300	157,566
China Southern Airlines Co. Ltd. Class H (a)	266,000	136,219
Hainan Airlines Holding Co. Ltd. Class A (a)	420,600	78,681
Security Description	Shares	Value
Juneyao Airlines Co. Ltd. Class A	33,500	$62,995
Spring Airlines Co. Ltd. Class A	13,600	105,658
		1,058,886
AUTO COMPONENTS — 0.6%
Bethel Automotive Safety Systems Co. Ltd. Class A	5,040	37,073
CALB Group Co. Ltd. (a) (c)	28,300	61,647
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	4,900	85,507
China First Capital Group Ltd. (a)	431,600	1,979
Fuyao Glass Industry Group Co. Ltd. Class A	49,400	393,164
Fuyao Glass Industry Group Co. Ltd. Class H (c)	57,200	408,415
Greatoo Intelligent Equipment, Inc. Class A (a)	1,000	1,134
Hesai Group ADR (a)	8,355	183,392
Huayu Automotive Systems Co. Ltd. Class A	57,800	142,419
Huizhou Desay Sv Automotive Co. Ltd. Class A	4,900	69,863
IKD Co. Ltd. Class A	19,800	44,254
Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	11,100	72,785
Kandi Technologies Group, Inc. (a) (b)	7,733	8,584
Keboda Technology Co. Ltd. Class A	4,800	37,130
Minth Group Ltd.	98,000	279,643
Ningbo Jifeng Auto Parts Co. Ltd. Class A (a)	29,200	53,156
Ningbo Joyson Electronic Corp. Class A	36,600	89,109
Ningbo Tuopu Group Co. Ltd. Class A	19,895	131,233
Ningbo Xusheng Group Co. Ltd. Class A	23,620	43,031
Sailun Group Co. Ltd. Class A	50,800	93,045
Shandong Linglong Tyre Co. Ltd. Class A	45,900	94,002
Shenzhen Kedali Industry Co. Ltd. Class A	5,000	78,995
Tianneng Power International Ltd. (b)	90,000	72,115
Wencan Group Co. Ltd. Class A	5,700	16,615
Zhejiang Sling Automobile Bearing Co. Ltd. Class A	300	3,740
		2,502,030
AUTOMOBILES — 4.5%
AIMA Technology Group Co. Ltd. Class A	14,950	71,795
Anhui Jianghuai Automobile Group Corp. Ltd. Class A	45,700	255,769
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	156,100	160,608

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
BAIC Motor Corp. Ltd. Class H (a) (c)	44,400	$10,973
Beiqi Foton Motor Co. Ltd. Class A (a)	227,200	85,956
Brilliance China Automotive Holdings Ltd. (b)	334,000	135,302
BYD Co. Ltd. Class A	28,000	1,297,401
BYD Co. Ltd. Class H (b)	478,500	7,467,038
China Automotive Engineering Research Institute Co. Ltd. Class A	34,100	84,498
Chongqing Changan Automobile Co. Ltd. Class A (a)	145,752	259,634
Chongqing Qianli Technology Co. Ltd. Class A (a)	185,700	220,098
Dongfeng Motor Group Co. Ltd. Class H (b)	295,300	129,782
Geely Automobile Holdings Ltd.	729,000	1,482,145
Great Wall Motor Co. Ltd. Class A (a)	24,200	72,568
Great Wall Motor Co. Ltd. Class H (a)	358,000	550,910
Guangzhou Automobile Group Co. Ltd. Class A	49,100	51,340
Guangzhou Automobile Group Co. Ltd. Class H (b)	479,691	175,377
Haima Automobile Co. Ltd. Class A (a)	135,600	84,050
IAT Automobile Technology Co. Ltd. Class A (a)	26,300	39,690
Li Auto, Inc. Class A (a)	170,300	2,321,287
Lotus Technology, Inc. ADR (a) (b)	6,464	14,221
NIO, Inc. ADR (a) (b)	237,197	813,586
NIO, Inc. Class A (a) (b)	5,930	20,698
Niu Technologies ADR (a) (b)	13,470	45,259
SAIC Motor Corp. Ltd. Class A	161,479	361,815
Seres Group Co. Ltd. Class A	22,100	414,409
XPeng, Inc. Class A (a) (b)	180,200	1,620,652
Yadea Group Holdings Ltd. (c)	125,043	200,069
ZEEKR Intelligent Technology Holding Ltd. ADR (a) (b)	1,960	49,980
Zhejiang Leapmotor Technology Co. Ltd. (a) (c)	81,500	567,904
Zotye Automobile Co. Ltd. Class A (a)	124,300	36,441
		19,101,255
BANKS — 14.0%
Agricultural Bank of China Ltd. Class A	1,296,000	1,063,845
Agricultural Bank of China Ltd. Class H	4,110,000	2,931,974
Bairong, Inc. (a) (c)	51,000	60,745
Bank of Beijing Co. Ltd. Class A	225,700	215,203
Bank of Chengdu Co. Ltd. Class A	89,600	251,420
Bank of China Ltd. Class A	690,800	541,982
Bank of China Ltd. Class H	11,394,700	6,619,087
Security Description	Shares	Value
Bank of Chongqing Co. Ltd. Class H	219,000	$227,369
Bank of Communications Co. Ltd. Class A	348,100	388,767
Bank of Communications Co. Ltd. Class H	2,885,824	2,683,632
Bank of Hangzhou Co. Ltd. Class A	108,100	253,833
Bank of Jiangsu Co. Ltd. Class A	253,600	422,717
Bank of Nanjing Co. Ltd. Class A	122,300	198,394
Bank of Ningbo Co. Ltd. Class A	96,310	367,861
Bank of Shanghai Co. Ltd. Class A	220,400	326,455
Bank of Zhengzhou Co. Ltd. Class A (a)	368,360	105,934
Beijing Compass Technology Development Co. Ltd. Class A (a)	9,440	106,298
Caitong Securities Co. Ltd. Class A	151,770	167,594
Central China Securities Co. Ltd. Class H	229,000	53,385
Changjiang Securities Co. Ltd. Class A	179,100	173,271
China Bohai Bank Co. Ltd. Class H (a) (c)	410,000	46,484
China Cinda Asset Management Co. Ltd. Class H (a) (b)	1,208,200	206,240
China CITIC Bank Corp. Ltd. Class H	1,407,471	1,341,132
China CITIC Financial Asset Management Co. Ltd. Class H (a) (c)	1,604,000	261,544
China Construction Bank Corp. Class H	13,356,623	13,475,727
China Everbright Bank Co. Ltd. Class A	620,100	359,257
China Everbright Bank Co. Ltd. Class H	268,000	133,829
China Everbright Ltd.	182,000	168,785
China Galaxy Securities Co. Ltd. Class H (b)	633,000	712,024
China International Capital Corp. Ltd. Class A	45,000	222,137
China International Capital Corp. Ltd. Class H (c)	142,400	321,080
China Merchants Bank Co. Ltd. Class A	255,500	1,638,975
China Merchants Bank Co. Ltd. Class H	416,235	2,908,343
China Merchants Securities Co. Ltd. Class A	105,292	258,558
China Minsheng Banking Corp. Ltd. Class A	70,200	46,551
China Minsheng Banking Corp. Ltd. Class H	1,339,759	759,481
Chongqing Rural Commercial Bank Co. Ltd. Class H (b)	536,000	452,698
CITIC Securities Co. Ltd. Class A	139,925	539,529

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
CITIC Securities Co. Ltd. Class H	206,850	$624,503
CNPC Capital Co. Ltd. Class A	148,500	151,337
CSC Financial Co. Ltd. Class A	53,804	180,645
Dongxing Securities Co. Ltd. Class A	113,700	176,983
East Money Information Co. Ltd. Class A	212,658	686,678
Everbright Securities Co. Ltd. Class A	78,300	196,538
GF Securities Co. Ltd. Class A	93,400	219,185
GF Securities Co. Ltd. Class H	112,400	188,717
Guosen Securities Co. Ltd. Class A	108,900	175,136
Guotai Haitong Securities Co. Ltd. Class A	244,756	654,674
Guotai Junan International Holdings Ltd. (b)	634,000	277,022
Guoyuan Securities Co. Ltd. Class A	181,640	200,071
Hithink RoyalFlush Information Network Co. Ltd. Class A	4,900	186,754
Huatai Securities Co. Ltd. Class A	125,200	311,289
Huatai Securities Co. Ltd. Class H (c)	152,800	309,493
Huaxi Securities Co. Ltd. Class A	128,600	160,500
Huaxia Bank Co. Ltd. Class A	78,700	86,905
Industrial & Commercial Bank of China Ltd. Class A	1,074,500	1,138,529
Industrial & Commercial Bank of China Ltd. Class H	9,893,789	7,839,410
Industrial Bank Co. Ltd. Class A	250,000	814,586
Industrial Securities Co. Ltd. Class A	196,500	169,804
JF SmartInvest Holdings Ltd.	15,000	91,529
Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	160,732	165,373
Noah Holdings Ltd. ADR (b)	9,221	110,099
Orient Securities Co. Ltd. Class A	175,708	237,445
OSL Group Ltd. (a) (b)	45,000	88,166
Pacific Securities Co. Ltd. Class A (a)	152,300	83,558
Ping An Bank Co. Ltd. Class A	211,400	356,212
Postal Savings Bank of China Co. Ltd. Class A	392,400	299,649
Postal Savings Bank of China Co. Ltd. Class H (c)	910,000	635,261
Shaanxi International Trust Co. Ltd. Class A	456,130	227,328
Shanghai Pudong Development Bank Co. Ltd. Class A	348,370	675,035
Shanxi Securities Co. Ltd. Class A	216,790	176,745
Shenwan Hongyuan Group Co. Ltd. Class A	338,210	237,021
SooChow Securities Co. Ltd. Class A	144,452	176,452
Southwest Securities Co. Ltd. Class A	278,900	169,369
Security Description	Shares	Value
Up Fintech Holding Ltd. ADR (a)	14,446	$139,404
Western Securities Co. Ltd. Class A	142,500	156,761
Yangzijiang Financial Holding Ltd.	247,300	143,683
Zheshang Securities Co. Ltd. Class A	113,300	172,564
		60,102,553
BEVERAGES — 1.8%
Anhui Gujing Distillery Co. Ltd. Class A	8,800	163,576
Anhui Kouzi Distillery Co. Ltd. Class A	14,700	71,416
Anhui Yingjia Distillery Co. Ltd. Class A	8,200	45,137
Beijing Shunxin Agriculture Co. Ltd. Class A	15,500	33,648
Beijing Yanjing Brewery Co. Ltd. Class A	104,900	189,352
China Huiyuan Juice Group Ltd. (a) (d)	701,000	—
China Resources Beer Holdings Co. Ltd.	230,667	734,608
Chongqing Brewery Co. Ltd. Class A	10,339	79,529
Eastroc Beverage Group Co. Ltd. Class A	5,520	242,010
Jiangsu King's Luck Brewery JSC Ltd. Class A	24,900	135,326
Jiangsu Yanghe Distillery Co. Ltd. Class A	7,100	63,981
JiuGui Liquor Co. Ltd. Class A	5,000	30,706
Kweichow Moutai Co. Ltd. Class A	13,131	2,583,836
Luzhou Laojiao Co. Ltd. Class A	18,100	286,542
Nongfu Spring Co. Ltd. Class H (c)	239,000	1,220,879
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	10,620	37,969
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	15,040	370,355
Shede Spirits Co. Ltd. Class A	5,700	40,901
Sichuan Swellfun Co. Ltd. Class A	15,200	90,481
Tsingtao Brewery Co. Ltd. Class A	13,200	127,998
Tsingtao Brewery Co. Ltd. Class H	91,000	594,108
Wuliangye Yibin Co. Ltd. Class A	41,200	683,872
Yantai Changyu Pioneer Wine Co. Ltd. Class A	17,200	50,977
ZJLD Group, Inc. (b) (c)	68,400	53,762
		7,930,969
BIOTECHNOLOGY — 2.3%
3SBio, Inc. (c)	168,000	506,140
Abbisko Cayman Ltd. (a)	48,000	62,492
AIM Vaccine Co. Ltd. (a) (b)	29,000	13,817
Akeso, Inc. (a) (b) (c)	80,000	937,070
Ascentage Pharma Group International (a) (c)	34,300	334,261
Beijing SL Pharmaceutical Co. Ltd. Class A	44,475	44,021

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Beijing Tiantan Biological Products Corp. Ltd. Class A	42,040	$112,625
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (a)	14,381	122,466
BeOne Medicines Ltd. (a)	113,500	2,136,981
BGI Genomics Co. Ltd. Class A	8,299	57,662
Bio-Thera Solutions Ltd. Class A (a)	21,052	73,650
CanSino Biologics, Inc. Class A (a)	1,804	15,017
CanSino Biologics, Inc. Class H (a) (c)	9,200	40,374
CARsgen Therapeutics Holdings Ltd. (a) (c)	56,500	166,261
Changchun BCHT Biotechnology Co. Ltd. Class A	9,676	28,367
Chongqing Zhifei Biological Products Co. Ltd. Class A	34,350	93,941
CStone Pharmaceuticals (a) (c)	85,500	46,508
Daan Gene Co. Ltd. Class A (a)	72,640	61,352
Everest Medicines Ltd. (a) (b) (c)	24,500	194,127
Gan & Lee Pharmaceuticals Co. Ltd. Class A	16,700	127,713
Getein Biotech, Inc. Class A	77,828	86,377
HBM Holdings Ltd. (a) (c)	203,000	219,292
Hualan Biological Engineering, Inc. Class A	36,700	80,284
Imeik Technology Development Co. Ltd. Class A	7,580	184,983
InnoCare Pharma Ltd. (a) (b) (c)	87,000	145,185
Innovent Biologics, Inc. (a) (b) (c)	170,500	1,702,828
InventisBio Co. Ltd. Class A (a)	4,318	19,784
Jacobio Pharmaceuticals Group Co. Ltd. (a) (c)	70,800	39,143
Keymed Biosciences, Inc. (a) (b) (c)	22,500	132,420
Laekna, Inc. (a) (b)	52,500	116,771
Legend Biotech Corp. ADR (a)	10,978	389,609
Lepu Biopharma Co. Ltd. Class H (a) (b) (c)	106,000	72,917
Remegen Co. Ltd. Class H (a) (b) (c)	26,000	180,344
Shanghai Haohai Biological Technology Co. Ltd. Class H (c)	13,080	41,823
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	27,145	128,768
Shanghai Junshi Biosciences Co. Ltd. Class H (a) (c)	9,600	25,376
Shanghai RAAS Blood Products Co. Ltd. Class A	152,200	145,971
Shenzhen Kangtai Biological Products Co. Ltd. Class A	21,960	46,568
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. (a)	4,600	191,735
Sinocelltech Group Ltd. Class A (a)	9,490	79,291
Walvax Biotechnology Co. Ltd. Class A	34,400	52,826
Security Description	Shares	Value
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	54,300	$109,083
Zai Lab Ltd. (a) (b)	121,200	423,814
		9,790,037
BROADLINE RETAIL — 11.2%
Alibaba Group Holding Ltd.	2,152,800	30,111,776
JD.com, Inc. Class A	381,932	6,222,816
MINISO Group Holding Ltd. ADR (b)	16,479	300,247
PDD Holdings, Inc. ADR (a)	98,458	10,304,614
Vipshop Holdings Ltd. ADR	41,781	628,804
Zhejiang China Commodities City Group Co. Ltd. Class A	96,300	278,018
		47,846,275
BUILDING PRODUCTS — 0.2%
Beijing New Building Materials PLC Class A	34,600	127,906
China Lesso Group Holdings Ltd.	173,000	92,340
Guangdong Kinlong Hardware Products Co. Ltd. Class A	5,100	15,236
Triumph New Energy Co. Ltd. Class A (a)	26,000	38,293
Xinyi Glass Holdings Ltd. (b)	376,522	361,653
Zhejiang Weixing New Building Materials Co. Ltd. Class A	55,575	80,378
Zhuzhou Kibing Group Co. Ltd. Class A	48,700	34,061
		749,867
CAPITAL MARKETS — 0.1%
Guotai Haitong Securities Co. Ltd. Class H (c)	211,276	339,118
CHEMICALS — 1.5%
ADAMA Ltd. Class A (a)	134,500	135,567
Anhui Huaheng Biotechnology Co. Ltd. Class A	7,971	35,275
Asia - Potash International Investment Guangzhou Co. Ltd. Class A (a)	14,800	62,273
Canmax Technologies Co. Ltd. Class A	17,040	45,364
Cathay Biotech, Inc. Class A	11,626	76,445
Chengxin Lithium Group Co. Ltd. Class A (a)	15,900	28,590
China BlueChemical Ltd. Class H	286,000	76,510
China Kings Resources Group Co. Ltd. Class A	20,100	60,947
COFCO Biotechnology Co. Ltd. Class A (a)	181,600	141,464
Do-Fluoride New Materials Co. Ltd. Class A (a)	26,360	44,859
Dongyue Group Ltd. (b)	187,000	249,651
Fufeng Group Ltd.	154,000	135,167
Fujian Kuncai Material Technology Co. Ltd. Class A (a)	20,900	57,100

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Ganfeng Lithium Group Co. Ltd. Class A	53,400	$251,749
Ganfeng Lithium Group Co. Ltd. Class H (b) (c)	30,160	87,598
Global New Material International Holdings Ltd. (a) (b)	137,000	81,502
Guangzhou Tinci Materials Technology Co. Ltd. Class A	25,680	64,960
Hangjin Technology Co. Ltd. Class A (a)	22,400	70,360
Hangzhou Oxygen Plant Group Co. Ltd. Class A	15,200	41,209
Haohua Chemical Science & Technology Co. Ltd. Class A	16,300	61,599
Hengli Petrochemical Co. Ltd. Class A	65,100	129,597
Hoshine Silicon Industry Co. Ltd. Class A	7,600	50,291
Huabao International Holdings Ltd.	144,000	54,482
Huapont Life Sciences Co. Ltd. Class A (a)	219,100	127,548
Hubei Feilihua Quartz Glass Co. Ltd. Class A	10,500	74,904
Hubei Xingfa Chemicals Group Co. Ltd. Class A	26,500	75,951
Inner Mongolia Berun Chemical Co. Ltd. Class A	85,300	57,040
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	230,800	177,857
Jiangsu Cnano Technology Co. Ltd. Class A	7,320	46,772
Jiangsu Eastern Shenghong Co. Ltd. Class A (a)	88,800	103,265
Jiangsu Yoke Technology Co. Ltd. Class A	14,600	111,470
Jinan Shengquan Group Share Holding Co. Ltd. Class A	25,900	100,336
KBC Corp. Ltd. Class A	3,554	12,612
LB Group Co. Ltd. Class A	56,400	127,632
Levima Advanced Materials Corp. Class A	15,300	33,812
Ningbo Shanshan Co. Ltd. Class A (a)	29,900	39,487
Ningxia Baofeng Energy Group Co. Ltd. Class A	96,300	216,983
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	63,700	151,888
Rongsheng Petrochemical Co. Ltd. Class A	57,300	66,234
Sanwei Holding Group Co. Ltd. Class A	41,810	65,431
Satellite Chemical Co. Ltd. Class A	53,836	130,247
Shaanxi Huaqin Technology Industry Co. Ltd. Class A	5,999	50,676
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	44,764	135,420
Security Description	Shares	Value
Shandong Sinocera Functional Material Co. Ltd. Class A	24,200	$58,615
Shandong Weifang Rainbow Chemical Co. Ltd. Class A	4,900	40,592
Shanghai Putailai New Energy Technology Co. Ltd. Class A	34,406	90,204
Shenzhen Capchem Technology Co. Ltd. Class A	5,400	26,536
Shenzhen Dynanonic Co. Ltd. Class A (a)	5,460	25,169
Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	11,568	59,995
Shenzhen Senior Technology Material Co. Ltd. Class A (a)	26,179	46,341
Sichuan Development Lomon Co. Ltd. Class A	47,400	75,965
Sichuan Lutianhua Co. Ltd. Class A (a)	79,200	51,081
Sichuan Yahua Industrial Group Co. Ltd. Class A	23,900	38,036
Sinoma Science & Technology Co. Ltd. Class A	37,500	102,085
Sinopec Shanghai Petrochemical Co. Ltd. Class H	681,999	110,336
Skshu Paint Co. Ltd. Class A	8,198	42,174
Sunresin New Materials Co. Ltd. Class A	13,200	92,691
Tianqi Lithium Corp. Class A (a)	20,300	90,800
Tianqi Lithium Corp. Class H (a)	10,400	38,354
Tongkun Group Co. Ltd. Class A	51,900	76,801
Transfar Zhilian Co. Ltd. Class A	153,200	119,341
Untrade.Lumena Newmat (a) (b) (d)	89,113	—
Wanhua Chemical Group Co. Ltd. Class A	38,400	290,875
Weihai Guangwei Composites Co. Ltd. Class A	14,960	66,142
Xinxiang Chemical Fiber Co. Ltd. Class A	187,800	101,462
Yunnan Energy New Material Co. Ltd. Class A (a)	15,507	63,408
Yunnan Yuntianhua Co. Ltd. Class A	26,400	80,971
Zangge Mining Co. Ltd. Class A	18,800	111,989
Zhejiang Juhua Co. Ltd. Class A	63,700	255,044
Zhejiang NHU Co. Ltd. Class A	71,304	211,728
Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	15,100	101,437
Zhejiang Yongtai Technology Co. Ltd. Class A (a)	15,800	28,388
Zibo Qixiang Tengda Chemical Co. Ltd. Class A	12,900	8,068
		6,452,752
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Changjiu Holdings Ltd.	2,000	1,674
China Conch Environment Protection Holdings Ltd.	321,000	25,762

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
China Everbright Environment Group Ltd.	479,925	$233,543
Hongbo Co. Ltd. Class A (a)	9,700	23,048
Shanghai M&G Stationery, Inc. Class A	31,180	126,189
Tuhu Car, Inc. (a) (c)	33,400	82,372
Zhejiang Weiming Environment Protection Co. Ltd. Class A	27,500	73,250
Zonqing Environmental Ltd. (b)	74,000	58,917
		624,755
COMMUNICATIONS EQUIPMENT — 0.6%
Addsino Co. Ltd. Class A (a)	98,300	115,273
Beijing BDStar Navigation Co. Ltd. Class A (a)	5,100	20,427
Broadex Technologies Co. Ltd. Class A (a)	2,900	27,032
BYD Electronic International Co. Ltd.	122,500	496,242
C Fiber Optic (a) (d)	1,131,600	—
CIG Shanghai Co. Ltd. Class A	7,200	47,543
Comba Telecom Systems Holdings Ltd. (a)	480,310	107,687
Fiberhome Telecommunication Technologies Co. Ltd. Class A	17,100	50,203
Flaircomm Microelectronics, Inc. Class A	100	1,367
Fujian Star-net Communication Co. Ltd. Class A	45,500	142,601
Guangzhou Haige Communications Group, Inc. Co. Class A	45,600	88,741
Hengtong Optic-electric Co. Ltd. Class A	34,200	73,049
Hytera Communications Corp. Ltd. Class A (a)	8,700	14,951
Kyland Technology Co. Ltd. Class A (a)	6,000	17,883
Suzhou TFC Optical Communication Co. Ltd. Class A	7,980	88,945
T&S Communications Co. Ltd. Class A	1,600	21,528
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A (a)	14,800	43,409
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class A	25,800	146,664
Yealink Network Technology Corp. Ltd. Class A	15,580	75,604
Zhongji Innolight Co. Ltd. Class A	14,640	298,108
ZTE Corp. Class A	55,400	251,279
ZTE Corp. Class H	107,397	332,452
		2,460,988
CONSTRUCTION & ENGINEERING — 0.6%
China Communications Services Corp. Ltd. Class H	477,600	258,573
Security Description	Shares	Value
China Conch Venture Holdings Ltd.	278,000	$320,851
China Energy Engineering Corp. Ltd. Class A	249,600	77,704
China National Chemical Engineering Co. Ltd. Class A	68,000	72,812
China Railway Group Ltd. Class A	198,100	155,147
China Railway Group Ltd. Class H	635,000	304,153
China State Construction Engineering Corp. Ltd. Class A (a)	500,400	403,078
China State Construction International Holdings Ltd.	122,000	184,010
CSSC Science & Technology Co. Ltd. Class A	24,100	43,603
Metallurgical Corp. of China Ltd. Class A	433,800	180,469
Metallurgical Corp. of China Ltd. Class H	242,000	49,941
Power Construction Corp. of China Ltd. Class A	255,200	173,502
Shanghai Construction Group Co. Ltd. Class A (a)	360,100	120,148
Shenzhen SED Industry Co. Ltd. Class A	24,700	69,757
Sichuan Road & Bridge Group Co. Ltd. Class A	69,200	95,640
Sinoma International Engineering Co. Class A	56,600	67,795
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	144,300	69,097
Xinte Energy Co. Ltd. Class H (a) (b)	34,400	23,357
		2,669,637
CONSTRUCTION MATERIALS — 0.4%
Anhui Conch Cement Co. Ltd. Class A	29,500	88,420
Anhui Conch Cement Co. Ltd. Class H	195,000	495,822
BBMG Corp. Class H	435,000	41,006
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	42,200	63,213
China Jushi Co. Ltd. Class A	132,670	211,141
China National Building Material Co. Ltd. Class H	528,792	252,608
China Resources Building Materials Technology Holdings Ltd.	285,163	61,029
CSG Holding Co. Ltd. Class A	184,017	118,685
Huaxin Cement Co. Ltd. Class A	64,300	106,282
Sichuan Hexie Shuangma Co. Ltd. Class A (a)	45,000	114,461
Tangshan Jidong Cement Co. Ltd. Class A	3,600	2,201
		1,554,868
CONSUMER FINANCE — 0.3%
FinVolution Group ADR (b)	10,884	103,180

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
LexinFintech Holdings Ltd. ADR	21,877	$157,733
Lufax Holding Ltd. ADR (a)	39,871	111,240
Qifu Technology, Inc. ADR	17,941	777,922
Qudian, Inc. ADR (a) (b)	24,221	76,054
Yixin Group Ltd. (c)	105,500	31,314
		1,257,443
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.4%
Alibaba Health Information Technology Ltd. (a) (b)	678,000	409,391
DingDong Cayman Ltd. ADR (a)	17,736	35,827
East Buy Holding Ltd. (a) (b) (c)	74,000	111,801
JD Health International, Inc. (a) (c)	148,200	811,796
Jiajiayue Group Co. Ltd. Class A	47,408	67,507
Laobaixing Pharmacy Chain JSC Class A	34,665	101,675
Shenzhen Pagoda Industrial Group Corp. Ltd. (b)	112,500	25,223
Sipai Health Technology Co. Ltd. (a) (b)	9,600	5,674
Yifeng Pharmacy Chain Co. Ltd. Class A	24,556	83,886
		1,652,780
CONTAINERS & PACKAGING — 0.0% *
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	39,040	127,642
DIVERSIFIED CONSUMER SERVICES — 0.5%
China Chunlai Education Group Co. Ltd. (b)	7,000	3,692
China Education Group Holdings Ltd.	149,939	51,953
China Yuhua Education Corp. Ltd. (a) (c)	166,000	9,305
Fenbi Ltd. (a) (b)	74,500	23,252
Fu Shou Yuan International Group Ltd. (b)	243,000	115,154
Gaotu Techedu, Inc. ADR (a) (b)	20,426	73,738
New Oriental Education & Technology Group, Inc.	178,900	960,590
Offcn Education Technology Co. Ltd. Class A (a)	28,600	12,218
SunCar Technology Group, Inc. Class A (a) (b)	3,488	8,894
TAL Education Group ADR (a)	65,542	669,839
Tianli International Holdings Ltd.	172,000	99,475
Zhejiang Yasha Decoration Co. Ltd. Class A	237,600	127,704
		2,155,814
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
China Tower Corp. Ltd. Class H (c)	622,900	890,311
CITIC Telecom International Holdings Ltd.	120,000	36,688
		926,999
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 1.6%
Beijing Easpring Material Technology Co. Ltd. Class A	5,000	$30,622
CBAK Energy Technology, Inc. (a) (b)	40,812	48,158
CNGR Advanced Material Co. Ltd. Class A	8,901	40,857
Contemporary Amperex Technology Co. Ltd. Class A	51,160	1,801,383
Dajin Heavy Industry Co. Ltd. Class A	15,600	71,650
Dongfang Electric Corp. Ltd. Class A	109,900	256,832
Eve Energy Co. Ltd. Class A	34,600	221,275
Fangda Carbon New Material Co. Ltd. Class A	148,560	96,231
Farasis Energy Gan Zhou Co. Ltd. Class A (a)	37,466	75,841
GEM Co. Ltd. Class A	95,100	84,304
Ginlong Technologies Co. Ltd. Class A	5,550	44,466
Goldwind Science & Technology Co. Ltd. Class A	97,100	138,944
Goldwind Science & Technology Co. Ltd. Class H	145,960	138,894
Goneo Group Co. Ltd. Class A	9,247	62,287
GoodWe Technologies Co. Ltd. Class A (a)	3,172	19,241
Gotion High-tech Co. Ltd. Class A (a)	32,100	145,462
Guangzhou Great Power Energy & Technology Co. Ltd. Class A (a)	4,900	18,887
Henan Pinggao Electric Co. Ltd. Class A	53,600	115,159
Hoymiles Power Electronics, Inc. Class A	2,867	39,968
Jiangsu Zhongtian Technology Co. Ltd. Class A	45,900	92,657
Jiangxi Special Electric Motor Co. Ltd. Class A (a)	28,300	28,683
JL Mag Rare-Earth Co. Ltd. Class A	30,020	99,911
Ming Yang Smart Energy Group Ltd. Class A	36,300	58,227
Nantong Jianghai Capacitor Co. Ltd. Class A	27,800	79,521
NARI Technology Co. Ltd. Class A	110,483	345,647
Ningbo Orient Wires & Cables Co. Ltd. Class A	9,800	70,745
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	11,285	35,163
Ningbo Sanxing Medical Electric Co. Ltd. Class A	27,100	84,821
Ningbo Zhongda Leader Intelligent Transmission Co. Ltd. Class A	1,950	15,765
Pylon Technologies Co. Ltd. Class A	2,821	17,753

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Qingdao TGOOD Electric Co. Ltd. Class A (a)	40,400	$135,190
Shanghai Electric Group Co. Ltd. Class A (a)	246,000	253,791
Shanghai Electric Group Co. Ltd. Class H (a)	350,000	128,408
Shanghai Liangxin Electrical Co. Ltd. Class A	25,650	31,905
Shanghai Moons' Electric Co. Ltd. Class A	9,400	75,416
Shenzhen Honor Electronic Co. Ltd. Class A	1,100	19,426
Shenzhen Kstar Science & Technology Co. Ltd. Class A	16,800	52,981
Shenzhen Megmeet Electrical Co. Ltd. Class A	25,900	181,293
Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	1,000	15,098
Shijiazhuang Shangtai Technology Co. Ltd. Class A	6,000	40,842
Sieyuan Electric Co. Ltd. Class A (a)	14,700	149,624
Sungrow Power Supply Co. Ltd. Class A	29,640	280,422
Sunwoda Electronic Co. Ltd. Class A	26,300	73,652
TBEA Co. Ltd. Class A	83,350	138,817
Tech-Pro, Inc. (a) (b) (d)	4,481,396	—
Titan Wind Energy Suzhou Co. Ltd. Class A	27,100	27,012
Xiangtan Electric Manufacturing Co. Ltd. Class A (a)	45,800	85,933
Xuji Electric Co. Ltd. Class A	37,100	112,753
Zhejiang Chint Electrics Co. Ltd. Class A	53,700	169,950
Zhejiang HangKe Technology, Inc. Co. Class A	14,198	38,651
Zhejiang Huayou Cobalt Co. Ltd. Class A	30,850	159,436
Zhejiang Narada Power Source Co. Ltd. Class A	27,500	61,118
Zhuhai CosMX Battery Co. Ltd. Class A	31,943	63,724
		6,674,796
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.2%
AAC Technologies Holdings, Inc.	118,745	615,659
Accelink Technologies Co. Ltd. Class A	23,100	159,049
Anxin-China Holdings Ltd. (a) (d)	3,068,000	—
Avary Holding Shenzhen Co. Ltd. Class A	34,000	152,031
Beijing Highlander Digital Technology Co. Ltd. Class A (a)	2,100	5,248
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	5,200	36,493
Security Description	Shares	Value
BOE Technology Group Co. Ltd. Class A	527,900	$294,050
Castech, Inc. Class A	22,190	105,945
Chaozhou Three-Circle Group Co. Ltd. Class A	35,300	164,595
China Railway Signal & Communication Corp. Ltd. Class A	217,616	156,153
China Zhenhua Group Science & Technology Co. Ltd. Class A	12,500	87,339
Eoptolink Technology, Inc. Ltd. Class A	6,860	121,644
Foxconn Industrial Internet Co. Ltd. Class A	186,900	557,844
GoerTek, Inc. Class A	65,400	212,913
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	14,500	70,039
Hanwei Electronics Group Corp. Class A	4,100	23,238
Hebei Sinopack Electronic Technology Co. Ltd. Class A	4,820	35,804
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	26,500	52,348
Huagong Tech Co. Ltd. Class A	24,600	161,444
IRICO Display Devices Co. Ltd. Class A (a)	107,900	97,308
Kingboard Holdings Ltd.	122,999	393,283
Kingboard Laminates Holdings Ltd.	121,500	147,967
Lens Technology Co. Ltd. Class A	85,700	266,797
Lingyi iTech Guangdong Co. Class A	124,700	149,539
Luxshare Precision Industry Co. Ltd. Class A	100,463	486,526
Maxscend Microelectronics Co. Ltd. Class A	7,553	75,254
OFILM Group Co. Ltd. Class A (a)	91,700	151,699
Raytron Technology Co. Ltd. Class A	14,362	139,788
Sai Micro Electronics, Inc. Class A (a)	30,500	73,193
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	4,891	89,898
Shengyi Technology Co. Ltd. Class A	48,500	204,139
Shennan Circuits Co. Ltd. Class A	18,616	280,183
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	54,900	101,474
Shenzhen Kaifa Technology Co. Ltd. Class A	44,400	116,158
Shenzhen Kinwong Electronic Co. Ltd. Class A	34,600	202,099
Sunny Optical Technology Group Co. Ltd.	102,000	901,108
SUPCON Technology Co. Ltd. Class A	18,736	117,467
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	52,900	278,932

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
TCL Technology Group Corp. Class A (a)	386,730	$233,772
Tianma Microelectronics Co. Ltd. Class A (a)	89,300	106,215
Unisplendour Corp. Ltd. Class A	54,176	181,440
Universal Scientific Industrial Shanghai Co. Ltd. Class A	65,700	134,186
Victory Giant Technology Huizhou Co. Ltd. Class A	19,500	365,818
Visionox Technology, Inc. Class A (a)	70,400	95,234
Wasion Holdings Ltd.	124,000	131,740
Wingtech Technology Co. Ltd. Class A	25,400	118,895
Wuhan Guide Infrared Co. Ltd. Class A (a)	182,153	260,649
Wuhan Jingce Electronic Group Co. Ltd. Class A (a)	4,800	40,615
WUS Printed Circuit Kunshan Co. Ltd. Class A	34,410	204,544
Wuxi Taclink Optoelectronics Technology Co. Ltd. Class A	1,109	9,706
XGD, Inc. Class A	17,900	88,786
Xiamen Faratronic Co. Ltd. Class A	4,700	71,578
Zhejiang Dahua Technology Co. Ltd. Class A	57,500	127,472
		9,455,298
ENERGY EQUIPMENT & SERVICES — 0.2%
Anton Oilfield Services Group	532,000	93,524
China Oilfield Services Ltd. Class H	283,900	232,907
China Petroleum Engineering Corp. Class A	146,200	66,741
COFCO Capital Holdings Co. Ltd. Class A	57,200	97,660
Offshore Oil Engineering Co. Ltd. Class A	108,000	82,321
Sinopec Oilfield Service Corp. Class H (a) (b)	780,000	69,554
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	25,000	122,153
		764,860
ENTERTAINMENT — 2.6%
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	39,600	95,584
Alibaba Pictures Group Ltd. (a)	2,450,000	299,618
Beijing Enlight Media Co. Ltd. Class A	74,800	211,666
China Film Group Co. Ltd. Class A	54,200	81,113
CTEG (a) (b) (d)	1,980,400	—
DouYu International Holdings Ltd. ADR	2,290	14,839
G-bits Network Technology Xiamen Co. Ltd. Class A	4,246	178,983
Security Description	Shares	Value
Giant Network Group Co. Ltd. Class A	60,200	$197,917
HUYA, Inc. ADR	18,721	65,898
iDreamSky Technology Holdings Ltd. (a) (c)	133,200	13,235
iQIYI, Inc. ADR (a) (b)	69,744	123,447
Kingnet Network Co. Ltd. Class A	46,900	126,430
Kingsoft Corp. Ltd.	145,000	755,478
Mango Excellent Media Co. Ltd. Class A	32,466	98,896
Maoyan Entertainment (b) (c)	66,600	61,849
NetDragon Websoft Holdings Ltd.	56,500	77,301
NetEase Cloud Music, Inc. (a) (c)	9,750	299,331
NetEase, Inc.	232,300	6,243,987
Perfect World Co. Ltd. Class A	47,200	99,959
Sohu.com Ltd. ADR (a)	5,293	70,450
Talkweb Information System Co. Ltd. Class A (a)	15,000	64,811
Tencent Music Entertainment Group ADR	75,219	1,466,018
Wanda Film Holding Co. Ltd. Class A (a)	66,600	106,271
XD, Inc.	31,600	194,229
Zhejiang Daily Digital Culture Group Co. Ltd. Class A	31,000	59,896
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (a)	101,700	79,507
Zx, Inc. (a) (b)	16,200	27,984
		11,114,697
FINANCIAL SERVICES — 0.0% *
China Common Rich Renewable Energy Investments Ltd. (a) (b) (d)	17,589,376	—
Chong Sing Holdings FinTech Group Ltd. (a) (d)	17,798,900	—
Far East Horizon Ltd.	147,000	127,712
Yeahka Ltd. (a) (b)	20,000	33,529
		161,241
FOOD PRODUCTS — 1.3%
Anjoy Foods Group Co. Ltd. Class A	5,392	60,535
China Feihe Ltd. (c)	439,000	319,324
China Huishan Dairy Holdings Co. Ltd. (a) (d)	2,729,000	—
China Mengniu Dairy Co. Ltd.	436,220	894,668
COFCO Joycome Foods Ltd. (a) (b)	253,000	50,922
Foshan Haitian Flavouring & Food Co. Ltd. Class A	63,873	346,956
Fujian Sunner Development Co. Ltd. Class A	46,800	93,363
Fujian Wanchen Biotechnology Group Co. Ltd. Class A	400	10,065
Guangdong Haid Group Co. Ltd. Class A	25,700	210,210

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Health & Happiness H&H International Holdings Ltd.	24,500	$35,642
Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	13,800	40,765
Henan Shuanghui Investment & Development Co. Ltd. Class A	31,300	106,662
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	74,000	288,018
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A (a)	26,293	69,741
Juewei Food Co. Ltd. Class A	5,200	11,071
Muyuan Foods Co. Ltd. Class A	58,246	341,598
New Hope Liuhe Co. Ltd. Class A (a)	77,800	101,877
Tingyi Cayman Islands Holding Corp.	287,844	421,682
Toly Bread Co. Ltd. Class A	59,280	44,689
Uni-President China Holdings Ltd.	223,400	270,357
Want Want China Holdings Ltd.	615,933	429,976
Weilong Delicious Global Holdings Ltd.	49,000	90,510
Wens Foodstuff Group Co. Ltd. Class A	76,800	183,124
WH Group Ltd. (c)	1,173,683	1,128,829
Yihai International Holding Ltd.	63,000	111,554
Yihai Kerry Arawana Holdings Co. Ltd. Class A	17,100	70,494
		5,732,632
GAS UTILITIES — 0.4%
Beijing Enterprises Holdings Ltd.	60,000	246,879
China Gas Holdings Ltd.	404,737	377,926
China Resources Gas Group Ltd.	130,900	334,337
Chongqing Gas Group Corp. Ltd. Class A	79,400	63,403
ENN Natural Gas Co. Ltd. Class A	29,700	78,364
Kunlun Energy Co. Ltd.	535,400	519,713
		1,620,622
GROUND TRANSPORTATION — 0.5%
ANE Cayman, Inc. (a)	81,000	81,310
Beijing-Shanghai High Speed Railway Co. Ltd. Class A (a)	559,000	448,720
Canggang Railway Ltd. (b)	272,000	58,211
China High Speed Railway Technology Co. Ltd. Class A (a)	331,654	129,177
Daqin Railway Co. Ltd. Class A	143,403	132,129
Full Truck Alliance Co. Ltd. ADR	96,660	1,141,555
Guangshen Railway Co. Ltd. Class H (b)	492,000	117,202
		2,108,304
HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
AK Medical Holdings Ltd. (b) (c)	94,000	71,727
Angelalign Technology, Inc. (b) (c)	9,400	67,716
APT Medical, Inc. Class A	2,056	85,246
Security Description	Shares	Value
Autobio Diagnostics Co. Ltd. Class A	14,400	$75,386
Intco Medical Technology Co. Ltd. Class A	25,060	82,844
iRay Group Class A	1,969	24,082
Jafron Biomedical Co. Ltd. Class A	6,255	18,835
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	24,782	123,164
Lifetech Scientific Corp. (a) (b)	290,000	74,994
Microport Cardioflow Medtech Corp. (a) (c)	47,000	5,329
Microport Scientific Corp. (a) (b)	111,011	123,880
Ovctek China, Inc. Class A	15,700	33,468
Qingdao Haier Biomedical Co. Ltd. Class A	6,713	28,949
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	406,800	316,630
Shanghai Conant Optical Co. Ltd. Class H	12,500	59,554
Shanghai MicroPort MedBot Group Co. Ltd. (a)	37,000	76,168
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	13,700	429,849
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	15,000	118,775
Sinocare, Inc. Class A	21,700	68,434
Sonoscape Medical Corp. Class A	15,100	62,650
		1,947,680
HEALTH CARE PROVIDERS & SERVICES — 0.4%
Aier Eye Hospital Group Co. Ltd. Class A	138,645	241,554
Bright Eye Hospital Group Co. Ltd. Class A	5,200	28,457
China Meheco Group Co. Ltd. Class A	25,800	37,242
China Resources Medical Holdings Co. Ltd. (b)	171,000	89,312
ClouDr Group Ltd. (a)	71,900	9,617
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H (b)	6,000	13,300
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	5,100	20,334
Gushengtang Holdings Ltd.	14,200	62,136
Huadong Medicine Co. Ltd. Class A	35,100	197,767
Hygeia Healthcare Holdings Co. Ltd. (a) (b) (c)	48,400	94,087
Jinxin Fertility Group Ltd. (a) (b) (c)	314,500	122,595
Jointown Pharmaceutical Group Co. Ltd. Class A	102,932	73,860
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	104,500	74,985
New Horizon Health Ltd. (a) (b) (c) (d)	47,500	42,780

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	111,500	$166,185
Sinopharm Group Co. Ltd. Class H	175,200	410,214
Topchoice Medical Corp. Class A	9,725	56,044
		1,740,469
HEALTH CARE TECHNOLOGY — 0.0% *
Winning Health Technology Group Co. Ltd. Class A	90,200	133,477
Yidu Tech, Inc. (a) (b) (c)	53,300	39,449
		172,926
HOTELS, RESTAURANTS & LEISURE — 4.8%
Atour Lifestyle Holdings Ltd. ADR	2,153	69,994
China Travel International Investment Hong Kong Ltd.	876,000	166,273
Guming Holdings Ltd. (a)	2,000	6,509
H World Group Ltd.	200,600	678,462
Haichang Ocean Park Holdings Ltd. (a) (b) (c)	543,000	54,646
Haidilao International Holding Ltd. (b) (c)	237,000	449,847
Helens International Holdings Co. Ltd. (b)	70,500	12,034
Jiumaojiu International Holdings Ltd. (b) (c)	143,000	51,006
Meituan Class B (a) (c)	747,881	11,937,515
Nayuki Holdings Ltd. (a)	87,500	14,045
Shanghai Jinjiang International Hotels Co. Ltd. Class A	31,010	97,145
Songcheng Performance Development Co. Ltd. Class A	75,600	90,237
Tongcheng Travel Holdings Ltd.	139,707	348,467
TravelSky Technology Ltd. Class H	144,000	192,611
Trip.com Group Ltd.	74,225	4,311,669
Xiabuxiabu Catering Management China Holdings Co. Ltd. (a) (c)	122,000	11,190
Yum China Holdings, Inc.	50,134	2,241,491
		20,733,141
HOUSEHOLD DURABLES — 0.8%
Beijing Roborock Technology Co. Ltd. Class A	3,472	75,880
Chervon Holdings Ltd.	18,600	35,920
Ecovacs Robotics Co. Ltd. Class A	5,000	40,646
Edifier Technology Co. Ltd. Class A	26,600	48,720
Gree Electric Appliances, Inc. of Zhuhai Class A	65,500	410,749
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	12,200	25,036
Haier Smart Home Co. Ltd. Class A	92,900	321,376
Haier Smart Home Co. Ltd. Class H	301,000	860,822
Hangzhou GreatStar Industrial Co. Ltd.	31,000	110,400
Security Description	Shares	Value
Hangzhou Robam Appliances Co. Ltd. Class A	32,000	$84,924
Hisense Home Appliances Group Co. Ltd. Class H	49,000	133,580
Hisense Visual Technology Co. Ltd. Class A	27,200	87,412
Jason Furniture Hangzhou Co. Ltd. Class A (a)	18,840	67,121
Joyoung Co. Ltd. Class A	54,954	72,882
JS Global Lifestyle Co. Ltd. (a) (b) (c)	121,000	30,520
KingClean Electric Co. Ltd. Class A	26,060	81,565
Midea Group Co. Ltd. Class A	33,400	336,651
Midea Group Co. Ltd. Class H	31,600	299,697
Oppein Home Group, Inc. Class A	14,380	113,323
Shenzhen MTC Co. Ltd. Class A	230,500	140,942
Sichuan Changhong Electric Co. Ltd. Class A	109,600	148,721
Skyworth Group Ltd. (a)	253,793	99,254
Zhejiang Supor Co. Ltd. Class A	3,065	22,417
		3,648,558
HOUSEHOLD PRODUCTS — 0.0% *
Blue Moon Group Holdings Ltd. (b) (c)	137,000	71,729
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.4%
Beijing Jingneng Clean Energy Co. Ltd. Class H	326,000	98,008
CGN New Energy Holdings Co. Ltd.	158,000	49,916
CGN Power Co. Ltd. Class H (c)	1,711,000	581,958
China Datang Corp. Renewable Power Co. Ltd. Class H (b)	428,000	133,034
China Longyuan Power Group Corp. Ltd. Class H (b)	534,000	480,940
China National Nuclear Power Co. Ltd. Class A	228,000	296,652
China Power International Development Ltd. (b)	629,000	239,581
China Resources Power Holdings Co. Ltd. (b)	282,092	680,614
China Three Gorges Renewables Group Co. Ltd. Class A	329,300	195,838
China Yangtze Power Co. Ltd. Class A	261,800	1,101,562
Concord New Energy Group Ltd.	730,000	47,427
Datang International Power Generation Co. Ltd. Class H (b)	672,287	171,283
GCL Energy Technology Co. Ltd. Class A (a)	49,300	95,872
GD Power Development Co. Ltd. Class A	216,200	146,082
Guangdong Electric Power Development Co. Ltd. Class A	90,000	57,042
Huadian Power International Corp. Ltd. Class H	410,000	217,274

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Huaneng Power International, Inc. Class A	58,300	$58,112
Huaneng Power International, Inc. Class H	606,129	390,702
SDIC Power Holdings Co. Ltd. Class A	84,400	173,674
Shanghai Electric Power Co. Ltd. Class A	49,200	60,374
Shenergy Co. Ltd. Class A (a)	102,900	123,541
Sichuan Chuantou Energy Co. Ltd. Class A	81,400	182,274
Sichuan New Energy Power Co. Ltd. Class A	28,200	38,659
Xinyi Energy Holdings Ltd. (b)	285,711	41,856
Zhejiang Zheneng Electric Power Co. Ltd. Class A	226,700	167,735
		5,830,010
INDUSTRIAL CONGLOMERATES — 0.3%
Beijing Aerospace Changfeng Co. Ltd. Class A (a)	87,100	174,245
China Baoan Group Co. Ltd. Class A	37,300	46,240
CITIC Ltd.	757,000	1,039,549
CITIC Resources Holdings Ltd.	958,000	46,375
		1,306,409
INSURANCE — 3.5%
China Life Insurance Co. Ltd. Class A	60,800	349,616
China Life Insurance Co. Ltd. Class H	1,020,040	2,448,096
China Pacific Insurance Group Co. Ltd. Class A	96,200	503,754
China Pacific Insurance Group Co. Ltd. Class H	338,200	1,156,773
China Reinsurance Group Corp. Class H	530,000	82,370
China Taiping Insurance Holdings Co. Ltd.	242,091	471,846
Hubei Biocause Pharmaceutical Co. Ltd. Class A (a)	180,300	68,967
New China Life Insurance Co. Ltd. Class A	25,200	205,803
New China Life Insurance Co. Ltd. Class H (b)	130,200	709,051
People's Insurance Co. Group of China Ltd. Class A	130,700	158,924
People's Insurance Co. Group of China Ltd. Class H	986,000	749,862
PICC Property & Casualty Co. Ltd. Class H	930,287	1,801,320
Ping An Insurance Group Co. of China Ltd. Class A	116,400	901,541
Ping An Insurance Group Co. of China Ltd. Class H	847,600	5,382,530
Security Description	Shares	Value
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (b) (c)	81,900	$190,509
		15,180,962
INTERACTIVE MEDIA & SERVICES — 14.5%
Autohome, Inc. ADR	9,671	249,415
Baidu, Inc. Class A (a)	309,300	3,288,036
Bilibili, Inc. Class Z (a) (b)	34,600	739,162
China Metal Recycling Holdings Ltd. (a) (b) (d)	268,085	—
Hello Group, Inc. ADR	22,101	186,532
JOYY, Inc. ADR	5,995	305,205
Kanzhun Ltd. ADR (a)	47,513	847,632
Kuaishou Technology (a) (c)	355,500	2,866,643
Kunlun Tech Co. Ltd. Class A (a)	15,200	71,362
Meitu, Inc. (c)	411,500	473,356
Tencent Holdings Ltd.	825,815	52,915,280
Weibo Corp. ADR (b)	9,968	94,995
Zhihu, Inc. ADR (a)	12,223	48,648
		62,086,266
IT SERVICES — 0.4%
Beijing Ultrapower Software Co. Ltd. Class A (a)	23,800	39,206
China TransInfo Technology Co. Ltd. Class A (a)	68,900	89,454
Chinasoft International Ltd.	446,000	283,508
Dawei Technology Guangdong Group Co. Ltd. Class A (a)	7,300	8,102
Digital China Group Co. Ltd. Class A	18,100	95,110
Digital China Holdings Ltd. (b)	148,000	59,577
GDS Holdings Ltd. Class A (a) (b)	141,600	532,127
Hydsoft Technology Co. Ltd. Class A	1,500	9,021
INESA Intelligent Tech, Inc. Class A (a)	36,800	103,622
Isoftstone Information Technology Group Co. Ltd. Class A	15,100	115,182
Kingsoft Cloud Holdings Ltd. (a) (b)	290,000	245,299
Merit Interactive Co. Ltd. Class A (a)	3,900	19,023
Taiji Computer Corp. Ltd. Class A	17,200	56,236
Vnet Group, Inc. ADR (a)	20,227	139,566
		1,795,033
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Alpha Group Class A (a)	59,200	80,331
Bloks Group Ltd. (a)	300	5,396
Shanghai Yaoji Technology Co. Ltd. Class A	15,500	60,371
Zhejiang Cfmoto Power Co. Ltd. Class A	5,200	157,166
		303,264
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Genscript Biotech Corp. (a) (b)	126,000	237,554

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Hangzhou Tigermed Consulting Co. Ltd. Class A	22,000	$163,760
Hangzhou Tigermed Consulting Co. Ltd. Class H (c)	5,100	24,850
Joinn Laboratories China Co. Ltd. Class A	15,129	44,417
Maccura Biotechnology Co. Ltd. Class A	10,200	16,945
Pharmaron Beijing Co. Ltd. Class A (a)	44,100	151,081
Pharmaron Beijing Co. Ltd. Class H (a) (b) (c)	5,150	10,877
Shanghai Medicilon, Inc. Class A (a)	1,715	8,602
WuXi AppTec Co. Ltd. Class A	54,084	525,124
WuXi AppTec Co. Ltd. Class H (b) (c)	34,300	343,656
Wuxi Biologics Cayman, Inc. (a) (c)	509,500	1,664,799
WuXi XDC Cayman, Inc. (a)	16,000	84,790
XtalPi Holdings Ltd. (a)	60,000	44,408
		3,320,863
MACHINERY — 1.7%
Anhui Heli Co. Ltd. Class A	26,800	66,372
Beijing Jingcheng Machinery Electric Co. Ltd. Class A (a)	15,000	24,228
China CSSC Holdings Ltd. Class A	64,100	291,187
China International Marine Containers Group Co. Ltd. Class H	159,990	126,362
CIMC Enric Holdings Ltd.	118,000	98,308
CRRC Corp. Ltd. Class A	438,200	430,666
CRRC Corp. Ltd. Class H	246,000	148,540
Dongguan Yiheda Automation Co. Ltd. Class A	15,000	47,870
EFORT Intelligent Robot Co. Ltd. (a)	2,638	9,398
First Tractor Co. Ltd. Class H (b)	140,000	123,236
Guangdong Topstar Technology Co. Ltd. Class A (a)	2,100	9,994
Haitian International Holdings Ltd.	104,000	270,268
Hangcha Group Co. Ltd. Class A	35,540	103,944
Han's Laser Technology Industry Group Co. Ltd. Class A	34,700	118,054
Hefei Meiya Optoelectronic Technology, Inc. Class A	54,480	128,306
Jiangsu Hengli Hydraulic Co. Ltd. Class A	24,696	248,230
Keda Industrial Group Co. Ltd. Class A	36,900	50,483
Leader Harmonious Drive Systems Co. Ltd. Class A	3,574	62,313
Lonking Holdings Ltd.	633,000	170,144
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	5,100	25,503
Ningbo Deye Technology Co. Ltd. Class A	6,708	49,314
Security Description	Shares	Value
North Industries Group Red Arrow Co. Ltd. Class A (a)	20,800	$63,563
RongFa Nuclear Equipment Co. Ltd. Class A (a)	58,000	66,476
SanFeng Intelligent Equipment Group Co. Ltd. Class A (a)	9,900	15,203
Sany Heavy Equipment International Holdings Co. Ltd. (b)	145,000	124,682
Sany Heavy Industry Co. Ltd. Class A	141,418	354,377
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	14,500	119,876
Shannon Semiconductor Technology Co. Ltd. Class A	14,900	74,114
Shenzhen Dobot Corp. Ltd. (a) (b)	4,600	34,251
Shenzhen Inovance Technology Co. Ltd. Class A	34,350	309,637
Siasun Robot & Automation Co. Ltd. Class A (a)	53,800	129,033
Sinotruk Hong Kong Ltd.	74,000	215,873
Weichai Power Co. Ltd. Class H	341,680	693,806
Wuxi Lead Intelligent Equipment Co. Ltd. Class A	23,800	82,566
XCMG Construction Machinery Co. Ltd. Class A	245,700	266,515
Xi'an Bright Laser Technologies Co. Ltd. Class A (a)	7,221	60,041
Yangzijiang Shipbuilding Holdings Ltd.	408,700	712,373
Yantai Eddie Precision Machinery Co. Ltd. Class A	8,900	21,731
Yutong Bus Co. Ltd. Class A	45,900	159,298
Zhejiang Changsheng Sliding Bearings Co. Ltd. Class A	2,200	21,342
Zhejiang Dingli Machinery Co. Ltd. Class A	13,500	89,332
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	47,400	174,562
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (a)	38,000	88,168
Zhuzhou CRRC Times Electric Co. Ltd. Class H	91,500	368,331
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H (b)	350,800	260,530
		7,108,400
MARINE — 0.5%
Antong Holdings Co. Ltd. Class A (a)	128,800	49,627
COSCO SHIPPING Holdings Co. Ltd. Class A	41,900	87,975
COSCO SHIPPING Holdings Co. Ltd. Class H (b)	484,077	841,122
COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	89,700	78,265

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Hainan Strait Shipping Co. Ltd. Class A	82,600	$75,414
LC Logistics, Inc.	10,000	23,567
Orient Overseas International Ltd.	19,500	331,376
Shanghai Zhonggu Logistics Co. Ltd. Class A	58,200	77,593
SITC International Holdings Co. Ltd.	178,000	570,280
Xingtong Shipping Co. Ltd. Class A	24,300	52,650
		2,187,869
MEDIA — 0.3%
Bluefocus Intelligent Communications Group Co. Ltd. Class A	99,680	91,287
China Literature Ltd. (a) (c)	67,600	257,052
China Publishing & Media Co. Ltd. Class A	41,700	38,655
China Science Publishing & Media Ltd. Class A	15,100	41,001
China South Publishing & Media Group Co. Ltd. Class A	25,056	45,893
COL Group Co. Ltd. Class A (a)	16,600	61,412
Focus Media Information Technology Co. Ltd. Class A	113,800	115,974
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	29,400	45,845
Mobvista, Inc. (a) (c)	47,000	42,510
NanJi E-Commerce Co. Ltd. Class A	156,000	86,459
People.cn Co. Ltd. Class A	17,600	49,656
Shandong Publishing & Media Co. Ltd. Class A	46,913	62,021
Southern Publishing & Media Co. Ltd. Class A	28,100	61,353
Wasu Media Holding Co. Ltd. Class A	125,700	139,332
Xinhua Winshare Publishing & Media Co. Ltd. Class H	56,000	81,182
Xinhuanet Co. Ltd. Class A	14,900	49,797
		1,269,429
METALS & MINING — 2.6%
Aluminum Corp. of China Ltd. Class H	808,000	543,470
Angang Steel Co. Ltd. Class H (a)	473,435	99,512
Anhui Honglu Steel Construction Group Co. Ltd. Class A	26,230	61,298
Baoshan Iron & Steel Co. Ltd. Class A	260,000	239,196
China Gold International Resources Corp. Ltd.	22,900	207,121
China Hongqiao Group Ltd. (b)	319,500	731,797
China Nonferrous Mining Corp. Ltd.	149,000	138,371
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	66,400	230,815
Security Description	Shares	Value
China Rare Earth Resources & Technology Co. Ltd. Class A (a)	20,100	$101,354
China Zhongwang Holdings Ltd. (a) (b) (d)	1,029,600	—
Chongqing Iron & Steel Co. Ltd. Class A (a)	574,100	101,786
Citic Pacific Special Steel Group Co. Ltd. Class A	47,400	77,818
CMOC Group Ltd. Class A	348,300	409,413
CMOC Group Ltd. Class H	426,000	433,055
Guangdong HEC Technology Holding Co. Ltd. Class A (a)	111,600	181,192
Guangdong Hongda Holdings Group Co. Ltd. Class A	35,000	165,835
Guocheng Mining Co. Ltd. Class A	48,900	90,862
Hangzhou Iron & Steel Co. Class A (a)	13,900	17,464
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	44,000	102,212
Hunan Valin Steel Co. Ltd. Class A	108,700	66,770
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	848,700	212,082
Inner Mongolia ERDOS Resources Co. Ltd. Class A	41,820	50,851
JCHX Mining Management Co. Ltd. Class A	14,900	96,599
Jiangxi Copper Co. Ltd. Class H (b)	218,000	423,225
Jinduicheng Molybdenum Co. Ltd. Class A	58,200	88,887
Lingbao Gold Group Co. Ltd. Class H	54,000	70,716
Maanshan Iron & Steel Co. Ltd. Class A (a)	381,500	183,743
Maanshan Iron & Steel Co. Ltd. Class H (a)	84,000	20,866
MMG Ltd. (a)	872,000	425,447
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	240,000	85,772
Shandong Gold Mining Co. Ltd. Class A	107,820	480,612
Shandong Nanshan Aluminum Co. Ltd. Class A	182,100	97,365
Shanjin International Gold Co. Ltd. Class A	47,700	126,123
Shanxi Meijin Energy Co. Ltd. Class A (a)	124,000	74,783
Shanxi Taigang Stainless Steel Co. Ltd. Class A (a)	105,800	53,024
Shenghe Resources Holding Co. Ltd. Class A	35,200	64,718
Shougang Fushan Resources Group Ltd.	507,136	184,765
Sinomine Resource Group Co. Ltd. Class A (a)	6,820	30,619
Tiangong International Co. Ltd. (b)	90,000	23,045

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Tianshan Aluminum Group Co. Ltd. Class A	72,700	$84,340
Wanguo Gold Group Ltd.	22,000	87,860
Western Superconducting Technologies Co. Ltd. Class A	10,032	72,658
Xiamen Tungsten Co. Ltd. Class A	68,100	198,886
Xinxing Ductile Iron Pipes Co. Ltd. Class A	173,900	90,311
Xizang Zhufeng Resources Co. Ltd. Class A (a)	16,760	25,948
YongXing Special Materials Technology Co. Ltd. Class A	4,970	22,029
Youngy Co. Ltd. Class A (a)	4,911	21,007
Yunnan Aluminium Co. Ltd. Class A	50,800	113,328
Zhaojin Mining Industry Co. Ltd. Class H	220,000	571,720
Zhejiang Hailiang Co. Ltd. Class A	101,700	146,520
Zhongjin Gold Corp. Ltd. Class A	83,600	170,744
Zijin Mining Group Co. Ltd. Class A	207,500	564,870
Zijin Mining Group Co. Ltd. Class H (b)	852,750	2,178,043
		11,140,847
OIL, GAS & CONSUMABLE FUELS — 2.4%
CGN Mining Co. Ltd. (b)	430,000	133,108
China Coal Energy Co. Ltd. Class H (b)	366,013	423,363
China Merchants Energy Shipping Co. Ltd. Class A	131,000	114,483
China Petroleum & Chemical Corp. Class A	397,200	312,741
China Petroleum & Chemical Corp. Class H	3,264,640	1,709,257
China Shenhua Energy Co. Ltd. Class A	94,800	536,523
China Shenhua Energy Co. Ltd. Class H (b)	456,200	1,769,591
China Suntien Green Energy Corp. Ltd. Class H (a) (b)	341,000	191,568
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (b)	289,800	240,331
Guanghui Energy Co. Ltd. Class A (a)	135,170	113,598
Guizhou Panjiang Refined Coal Co. Ltd. Class A	105,931	69,949
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	45,000	124,261
Jizhong Energy Resources Co. Ltd. Class A	123,900	99,457
Oriental Energy Co. Ltd. Class A (a)	71,800	96,827
PetroChina Co. Ltd. Class A	486,436	580,614
PetroChina Co. Ltd. Class H	2,732,930	2,349,972
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	47,700	49,344
Security Description	Shares	Value
Shaanxi Coal Industry Co. Ltd. Class A	123,100	$330,643
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	70,250	65,316
Shanxi Coking Coal Energy Group Co. Ltd. Class A	67,900	60,666
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	54,300	79,974
Sinopec Kantons Holdings Ltd.	306,000	177,363
United Energy Group Ltd.	1,260,000	83,465
Yankuang Energy Group Co. Ltd. Class A	46,790	79,495
Yankuang Energy Group Co. Ltd. Class H	387,304	385,330
		10,177,239
PAPER & FOREST PRODUCTS — 0.1%
Lee & Man Paper Manufacturing Ltd. (b)	390,000	112,777
Nine Dragons Paper Holdings Ltd. (a) (b)	322,000	132,492
		245,269
PERSONAL CARE PRODUCTS — 0.2%
Bloomage Biotechnology Corp. Ltd. Class A	3,945	28,280
By-health Co. Ltd. Class A	36,900	57,901
Giant Biogene Holding Co. Ltd. (c)	59,600	438,079
Hengan International Group Co. Ltd.	27,500	78,997
Mao Geping Cosmetics Co. Ltd. (b)	1,900	26,213
Yatsen Holding Ltd. ADR (a)	6,000	57,840
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	5,000	30,866
		718,176
PHARMACEUTICALS — 1.9%
Asymchem Laboratories Tianjin Co. Ltd. Class A	12,400	152,768
Beijing Tong Ren Tang Co. Ltd. Class A	19,600	98,668
Belite Bio, Inc. ADR (a) (b)	1,407	81,184
Changchun High-Tech Industry Group Co. Ltd. Class A (a)	4,900	67,845
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	34,800	140,742
China Animal Healthcare Ltd. (a) (d)	763,600	—
China Medical System Holdings Ltd.	192,300	293,962
China Resources Pharmaceutical Group Ltd. (c)	292,000	190,451
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	31,980	139,650
China Shineway Pharmaceutical Group Ltd.	114,000	113,855

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Chongqing Taiji Industry Group Co. Ltd. Class A (a)	13,400	$39,864
Consun Pharmaceutical Group Ltd.	147,000	211,980
CSPC Innovation Pharmaceutical Co. Ltd. Class A	2,200	15,875
CSPC Pharmaceutical Group Ltd.	1,204,240	1,181,229
Dong-E-E-Jiao Co. Ltd. Class A	14,900	108,789
Hansoh Pharmaceutical Group Co. Ltd. (c)	122,000	462,357
Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A (a)	5,600	36,439
Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	20,100	73,883
Humanwell Healthcare Group Co. Ltd. Class A	45,000	131,800
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	83,378	604,108
Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	22,500	65,272
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	93,504	143,980
Livzon Pharmaceutical Group, Inc. Class A	27,200	136,851
Luye Pharma Group Ltd. (a) (b) (c)	358,000	163,266
Ocumension Therapeutics (a) (b) (c)	73,500	99,061
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	25,000	52,072
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	44,100	154,467
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	49,500	106,441
Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	6,899	49,880
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A (a)	56,900	94,606
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	37,800	249,761
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	26,300	51,769
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	35,500	178,017
Sihuan Pharmaceutical Holdings Group Ltd. (b)	417,000	58,964
Simcere Pharmaceutical Group Ltd. (c)	143,000	202,568
Sino Biopharmaceutical Ltd.	1,504,250	1,007,943
SSY Group Ltd.	288,332	102,110
Structure Therapeutics, Inc. ADR (a) (b)	6,859	142,256
Tong Ren Tang Technologies Co. Ltd. Class H (b)	147,000	92,320
United Laboratories International Holdings Ltd. (b)	146,000	279,353
Security Description	Shares	Value
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (a) (b) (c)	68,400	$129,306
Yifan Pharmaceutical Co. Ltd. Class A	66,200	120,050
Yunnan Baiyao Group Co. Ltd. Class A	21,069	164,095
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	5,700	159,156
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	46,200	120,157
		8,269,170
PROFESSIONAL SERVICES — 0.0% *
FESCO Group Co. Ltd. Class A	25,600	68,975
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.2%
A-Living Smart City Services Co. Ltd. (c)	154,750	56,577
Beijing Capital Development Co. Ltd. Class A (a)	166,300	56,879
Beijing North Star Co. Ltd. Class A	387,800	93,659
C&D International Investment Group Ltd.	78,793	159,393
China Green Electricity Investment of Tianjin Co. Ltd. Class A	28,200	32,912
China Jinmao Holdings Group Ltd.	1,072,718	162,616
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	129,619	158,695
China Overseas Grand Oceans Group Ltd.	238,557	54,093
China Overseas Land & Investment Ltd.	514,362	892,434
China Overseas Property Holdings Ltd.	252,620	176,351
China Resources Land Ltd.	400,055	1,355,600
China Resources Mixc Lifestyle Services Ltd. (c)	106,800	516,313
China Vanke Co. Ltd. Class A (a)	146,410	131,221
China Vanke Co. Ltd. Class H (a) (b)	307,364	191,466
Country Garden Services Holdings Co. Ltd.	339,000	283,292
ESR Group Ltd. (a) (c)	335,400	552,876
Evergrande Property Services Group Ltd. (a) (c)	447,000	48,401
Gemdale Corp. Class A (a)	114,200	60,423
Grandjoy Holdings Group Co. Ltd. Class A (a)	181,600	67,183
Greentown China Holdings Ltd.	169,500	204,048
Greentown Service Group Co. Ltd.	294,000	164,041
Hainan Airport Infrastructure Co. Ltd. Class A (a)	194,100	95,923
Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	49,300	67,104
Hopson Development Holdings Ltd. (a)	159,577	67,490
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (a) (d)	212,600	8,310

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
KE Holdings, Inc. ADR	95,705	$1,697,807
Longfor Group Holdings Ltd. (b) (c)	265,753	313,487
LVGEM China Real Estate Investment Co. Ltd. (a) (b)	384,000	10,615
Poly Developments & Holdings Group Co. Ltd. Class A	152,000	171,880
Poly Property Group Co. Ltd. (b)	572,784	110,179
Poly Property Services Co. Ltd. Class H	9,600	40,540
Red Star Macalline Group Corp. Ltd. Class A (a)	132,360	53,401
RiseSun Real Estate Development Co. Ltd. Class A (a)	148,000	28,306
Seazen Group Ltd. (a) (b)	539,809	160,224
Seazen Holdings Co. Ltd. Class A (a)	48,400	92,433
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	89,700	132,612
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	85,900	106,249
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	24,300	87,184
Shenzhen Investment Ltd. (a)	654,565	74,212
Shenzhen New Nanshan Holding Group Co. Ltd. Class A (a)	89,800	32,971
Shenzhen Overseas Chinese Town Co. Ltd. Class A (a)	197,100	61,911
Shoucheng Holdings Ltd. (b)	296,000	60,331
Sino-Ocean Group Holding Ltd. (a) (b)	1,211,712	13,584
SOHO China Ltd. (a)	329,500	21,827
Sunac China Holdings Ltd. (a) (b)	721,000	131,341
Sunac Services Holdings Ltd. (c)	187,000	41,211
Xiangcai Co. Ltd. Class A (a)	69,800	97,735
Yango Group Co. Ltd. Class A (a) (d)	477,900	—
Yanlord Land Group Ltd. (a)	186,500	73,215
Yuexiu Property Co. Ltd. (b)	238,900	130,862
Zhongtian Financial Group Co. Ltd. Class A (a) (d)	1,031,300	28,795
		9,430,212
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
3peak, Inc. Class A (a)	1,619	31,353
ACM Research Shanghai, Inc. Class A	3,541	56,325
Advanced Micro-Fabrication Equipment, Inc. China Class A (a)	9,202	234,188
Amlogic Shanghai Co. Ltd. Class A (a)	8,154	80,832
ASR Microelectronics Co. Ltd. Class A (a)	3,685	40,280
Security Description	Shares	Value
Bestechnic Shanghai Co. Ltd. Class A	891	$43,284
Cambricon Technologies Corp. Ltd. Class A (a)	5,751	482,920
China Resources Microelectronics Ltd. Class A	12,460	82,033
Daqo New Energy Corp. ADR (a) (b)	8,402	127,458
Flat Glass Group Co. Ltd. Class A	27,540	58,477
Flat Glass Group Co. Ltd. Class H (b)	47,000	52,748
GalaxyCore, Inc. Class A	41,430	89,070
GCL Technology Holdings Ltd. (a) (b)	2,861,000	364,459
GigaDevice Semiconductor, Inc. Class A (a)	14,525	256,570
Hainan Drinda New Energy Technology Co. Ltd. Class A (a)	5,000	27,223
Hangzhou Chang Chuan Technology Co. Ltd. Class A	15,000	94,044
Hangzhou First Applied Material Co. Ltd. Class A	36,149	65,403
Hangzhou Lion Microelectronics Co. Ltd. Class A (a)	15,000	48,791
Hangzhou Silan Microelectronics Co. Ltd. Class A	15,600	54,053
Henan Shijia Photons Technology Co. Ltd. Class A	7,377	39,186
Hongyuan Green Energy Co. Ltd. Class A	4,924	10,208
Hua Hong Semiconductor Ltd. (a) (b) (c)	82,000	362,471
Hwatsing Technology Co. Ltd. Class A	3,721	87,634
Hygon Information Technology Co. Ltd. Class A	17,750	350,111
Ingenic Semiconductor Co. Ltd. Class A	5,100	49,269
JA Solar Technology Co. Ltd. Class A (a)	47,978	66,845
JCET Group Co. Ltd. Class A	27,400	128,869
Jiangsu Pacific Quartz Co. Ltd. Class A	5,100	25,076
Jinko Solar Co. Ltd. Class A (a)	85,585	62,010
JinkoSolar Holding Co. Ltd. ADR (b)	5,585	118,514
Kingsemi Co. Ltd. Class A	3,881	58,081
Konfoong Materials International Co. Ltd. Class A	4,900	50,689
LONGi Green Energy Technology Co. Ltd. Class A	103,120	216,226
Loongson Technology Corp. Ltd. Class A (a)	6,144	114,412
Montage Technology Co. Ltd. Class A	19,350	221,509
National Silicon Industry Group Co. Ltd. Class A	40,310	105,345

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Nations Technologies, Inc. Class A (a)	1,300	$4,646
NAURA Technology Group Co. Ltd. Class A	4,600	283,976
OmniVision Integrated Circuits Group, Inc. Class A	14,540	259,108
Piotech, Inc. Class A	3,740	80,255
Productive Technologies Co. Ltd. (a)	480,000	12,780
Qingdao Gaoce Technology Co. Ltd. Class A	19,352	19,397
Risen Energy Co. Ltd. Class A (a)	21,000	28,085
Rockchip Electronics Co. Ltd. Class A	6,800	144,161
Sanan Optoelectronics Co. Ltd. Class A (a)	66,100	114,609
SG Micro Corp. Class A	11,472	116,543
Shanghai Aiko Solar Energy Co. Ltd. Class A (a)	27,200	49,743
Shanghai Fudan Microelectronics Group Co. Ltd. Class A (a)	9,495	65,309
Shanghai Fudan Microelectronics Group Co. Ltd. Class H (a)	50,000	190,446
Shenzhen Goodix Technology Co. Ltd. Class A	9,600	95,194
Shenzhen SC New Energy Technology Corp. Class A	5,000	37,902
StarPower Semiconductor Ltd. Class A	9,060	102,791
Suzhou Maxwell Technologies Co. Ltd. Class A	4,934	47,913
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	70,450	75,533
Tianshui Huatian Technology Co. Ltd. Class A	47,100	66,411
TongFu Microelectronics Co. Ltd. Class A	34,100	121,963
Tongwei Co. Ltd. Class A (a)	65,600	153,396
Trina Solar Co. Ltd. Class A (a)	31,020	62,922
Unigroup Guoxin Microelectronics Co. Ltd. Class A	14,699	135,147
Vanchip Tianjin Technology Co. Ltd. Class A	6,450	27,923
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	9,639	129,854
Wuhan Dr. Laser Technology Corp. Ltd. Class A	5,040	37,439
Wuxi Autowell Technology Co. Ltd. Class A	3,819	17,722
Xinjiang Daqo New Energy Co. Ltd. Class A (a)	15,611	46,464
Xinyi Solar Holdings Ltd. (b)	687,162	217,966
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	24,600	93,240
		7,194,804
Security Description	Shares	Value
SOFTWARE — 0.9%
360 Security Technology, Inc. Class A	93,700	$133,425
Agora, Inc. ADR (a)	10,064	38,344
AInnovation Technology Group Co. Ltd. (a) (c)	32,000	25,029
Beijing E-Hualu Information Technology Co. Ltd. Class A (a)	15,400	46,782
Beijing Fourth Paradigm Technology Co. Ltd. (a) (b)	10,400	68,097
Beijing Kingsoft Office Software, Inc. Class A (a)	5,914	231,213
Beijing Shiji Information Technology Co. Ltd. Class A	58,940	71,257
Bit Digital, Inc. (a) (b)	16,751	36,685
CETC Cyberspace Security Technology Co. Ltd. Class A	32,300	82,473
China National Software & Service Co. Ltd. Class A (a)	15,500	101,204
Dmall, Inc. (a)	17,500	20,287
Doushen Beijing Education & Technology, Inc. Class A (a)	1,100	1,273
Empyrean Technology Co. Ltd. Class A	5,000	86,470
Genimous Technology Co. Ltd. Class A (a)	74,800	95,234
GL-Carlink Technology Holding Ltd. (a)	5,500	11,897
Horizon Robotics (a) (b)	108,000	89,289
Hundsun Technologies, Inc. Class A	30,391	142,300
Iflytek Co. Ltd. Class A	34,500	230,605
Jiangsu Hoperun Software Co. Ltd. Class A (a)	16,100	114,246
Kingdee International Software Group Co. Ltd. (a)	428,000	841,824
Linklogis, Inc. Class B (b) (c)	151,500	36,476
Ming Yuan Cloud Group Holdings Ltd.	147,000	51,871
NavInfo Co. Ltd. Class A (a)	77,400	92,277
Newborn Town, Inc. (a)	52,000	65,116
Newland Digital Technology Co. Ltd. Class A	14,898	67,344
Pony AI, Inc. ADR (a) (b)	2,600	34,320
Qi An Xin Technology Group, Inc. Class A (a)	14,691	69,690
Sangfor Technologies, Inc. Class A	10,300	135,423
Shanghai Baosight Software Co. Ltd. Class A	57,685	190,212
Shenzhen Fortune Trend Technology Co. Ltd. Class A	4,816	77,264
Shenzhen Infogem Technologies Co. Ltd. Class A (a)	5,400	33,215
Shenzhen Ysstech Info-tech Co. Ltd. Class A	6,200	22,461
Thunder Software Technology Co. Ltd. Class A	8,600	68,698

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Topsec Technologies Group, Inc. Class A	78,100	$83,953
Tuya, Inc. ADR	26,980	62,324
Venustech Group, Inc. Class A	27,600	61,610
Weimob, Inc. (a) (b) (c)	278,000	64,099
Yonyou Network Technology Co. Ltd. Class A (a)	57,640	107,585
		3,791,872
SPECIALTY RETAIL — 1.0%
ATRenew, Inc. ADR (a)	26,485	87,665
Beijing Caishikou Department Store Co. Ltd. Class A	54,900	125,310
China Meidong Auto Holdings Ltd.	96,000	27,761
China Tourism Group Duty Free Corp. Ltd. Class A	27,400	233,218
China Tourism Group Duty Free Corp. Ltd. Class H (b) (c)	14,500	96,236
China Yongda Automobiles Services Holdings Ltd. (b)	171,000	49,013
EEKA Fashion Holdings Ltd.	22,500	22,701
HLA Group Corp. Ltd. Class A	95,400	92,694
Pop Mart International Group Ltd. (c)	88,400	3,002,222
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	147,783	114,502
Topsports International Holdings Ltd. (c)	333,000	129,806
XXF Group Holdings Ltd. (a)	17,500	13,933
Zhongsheng Group Holdings Ltd.	121,000	186,510
		4,181,571
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.5%
Anker Innovations Technology Co. Ltd. Class A	4,960	78,660
Canaan, Inc. ADR (a) (b)	36,573	22,613
China Greatwall Technology Group Co. Ltd. Class A (a)	66,000	136,365
IEIT Systems Co. Ltd. Class A	24,640	175,018
Legend Holdings Corp. Class H (a) (c)	57,900	65,645
Lenovo Group Ltd.	904,000	1,084,800
Ninestar Corp. Class A (a)	18,200	58,285
Shenzhen Longsys Electronics Co. Ltd. Class A	5,200	63,512
Shenzhen Transsion Holdings Co. Ltd. Class A	16,290	181,249
Tsinghua Tongfang Co. Ltd. Class A (a)	80,500	81,364
Xiaomi Corp. Class B (a) (c)	2,248,400	17,170,902
		19,118,413
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
361 Degrees International Ltd.	147,000	93,443
ANTA Sports Products Ltd.	164,600	1,981,490
Biem.L.Fdlkk Garment Co. Ltd. Class A	17,200	38,539
Security Description	Shares	Value
Bosideng International Holdings Ltd.	514,000	$303,817
China Dongxiang Group Co. Ltd.	1,175,000	59,873
Golden Solar New Energy Technology Holdings Ltd. (a) (b)	92,000	17,931
Lao Feng Xiang Co. Ltd. Class A	18,300	127,098
Laopu Gold Co. Ltd. Class H	7,500	963,057
Li Ning Co. Ltd.	343,707	740,831
Shenzhou International Group Holdings Ltd.	111,700	793,995
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (a)	800	2,459
Xtep International Holdings Ltd.	217,746	156,167
Zhejiang Semir Garment Co. Ltd. Class A	111,200	81,656
		5,360,356
TOBACCO — 0.2%
RLX Technology, Inc. ADR	112,832	249,359
Smoore International Holdings Ltd. (b) (c)	300,000	697,070
		946,429
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Beijing United Information Technology Co. Ltd. Class A	5,400	17,859
Bohai Leasing Co. Ltd. Class A (a)	319,600	148,575
COSCO SHIPPING Development Co. Ltd. Class H	689,500	93,104
Huitongda Network Co. Ltd. Class H (a) (b) (c)	14,900	25,814
Jiangsu Guotai International Group Co. Ltd. Class A	112,420	114,097
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	71,600	109,252
Shanxi Coal International Energy Group Co. Ltd. Class A	36,200	44,118
Xiamen C & D, Inc. Class A	84,000	121,606
ZKH Group Ltd. ADR (a)	10,464	32,125
		706,550
TRANSPORTATION INFRASTRUCTURE — 0.6%
Anhui Expressway Co. Ltd. Class H (b)	94,000	150,879
Beijing Capital International Airport Co. Ltd. Class H (a)	333,939	125,918
China Merchants Port Holdings Co. Ltd.	197,185	359,203
COSCO SHIPPING International Hong Kong Co. Ltd.	214,000	150,482
COSCO SHIPPING Ports Ltd.	153,544	101,711
Guangzhou Baiyun International Airport Co. Ltd. Class A	58,600	74,445
Hainan Meilan International Airport Co. Ltd. Class H (a) (b)	47,000	64,064
Jiangsu Expressway Co. Ltd. Class H	254,795	359,634
Qingdao Port International Co. Ltd. Class H (c)	193,000	161,776

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Shanghai International Airport Co. Ltd. Class A	34,300	$152,127
Shanghai International Port Group Co. Ltd. Class A	238,200	189,878
Shenzhen Expressway Corp. Ltd. Class H (a) (b)	108,000	94,242
Shenzhen International Holdings Ltd.	284,436	280,450
Sichuan Expressway Co. Ltd. Class H (b)	296,000	181,748
Yuexiu Transport Infrastructure Ltd.	94,000	44,306
Zhejiang Expressway Co. Ltd. Class H	289,400	266,174
		2,757,037
WATER UTILITIES — 0.2%
Beijing Enterprises Water Group Ltd. (b)	678,000	204,696
Chengdu Xingrong Environment Co. Ltd. Class A	57,800	58,178
China Water Affairs Group Ltd. (b)	104,000	83,332
Chongqing Water Group Co. Ltd. Class A	46,700	30,250
Guangdong Investment Ltd.	426,000	355,995
Luenmei Quantum Co. Ltd. Class A	50,100	39,307
		771,758
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
China United Network Communications Ltd. Class A	357,800	266,733
FingerMotion, Inc. (a)	6,484	13,163
		279,896
TOTAL COMMON STOCKS (Cost $579,735,664)		425,596,934
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (e) (f)	94,121	94,121
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (h)	4,872,904	$4,872,904
TOTAL SHORT-TERM INVESTMENTS (Cost $4,967,025)		4,967,025
TOTAL INVESTMENTS — 100.5% (Cost $584,702,689)		430,563,959
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(2,200,128)
NET ASSETS — 100.0%		$428,363,831
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 13.6% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the securities is $79,885, representing less than 0.05% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2025.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI China A 50 Connect Index (long)	7	07/18/2025	$363,115	$369,180	$6,065
MSCI China Net Total Return USD Index (long)	37	09/19/2025	1,103,288	1,114,284	10,996
					$17,061
See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$424,856,020	$661,029	$79,885	$425,596,934
Short-Term Investments	4,967,025	—	—	4,967,025
TOTAL INVESTMENTS	$429,823,045	$661,029	$79,885	$430,563,959
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$17,061	$—	$—	$17,061
TOTAL OTHER FINANCIAL INSTRUMENTS:	$17,061	$—	$—	$17,061

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,460,291	$1,460,291	$57,308,266	$58,674,436	$—	$—	94,121	$94,121	$44,899
State Street Navigator Securities Lending Portfolio II	8,351,303	8,351,303	64,659,169	68,137,568	—	—	4,872,904	4,872,904	183,013
Total		$9,811,594	$121,967,435	$126,812,004	$—	$—		$4,967,025	$227,912
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.3%
ARGENTINA — 0.0% *
Vista Energy SAB de CV ADR (a) (b)	88,418	$4,227,265
BRAZIL — 4.8%
Afya Ltd. Class A	21,230	379,168
Allos SA	797,501	3,319,846
Ambev SA ADR (b)	6,436,519	15,512,011
Anima Holding SA	132,953	103,286
Auren Energia SA	153,855	286,689
Azzas 2154 SA	26,978	212,548
B3 SA - Brasil Bolsa Balcao	8,865,066	23,681,974
Banco Bradesco SA	1,286,663	3,420,666
Banco Bradesco SA ADR (b)	8,186,970	25,297,737
Banco BTG Pactual SA	1,216,672	9,418,433
Banco do Brasil SA	3,920,987	15,869,729
Banco Pan SA Preference Shares	835,949	1,239,101
Banco Santander Brasil SA	78,292	425,898
BB Seguridade Participacoes SA	1,166,369	7,650,634
Bradespar SA Preference Shares	850,795	2,447,389
Braskem SA Class A, ADR (a) (b)	272,462	893,675
Brava Energia (a)	226,066	720,714
BRF SA ADR (b)	1,194,190	4,358,794
Centrais Eletricas Brasileiras SA ADR (b)	1,548,368	11,504,374
CI&T, Inc. Class A (a)	37,531	224,060
Cia Brasileira de Distribuicao ADR (a)	524,696	267,595
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	707,815	15,449,674
Cia Energetica de Minas Gerais ADR (b)	5,939,849	11,642,104
Cia Siderurgica Nacional SA ADR (b)	1,402,581	1,963,613
Cogna Educacao SA	2,873,707	1,479,542
Cosan SA (a)	1,806,897	2,271,098
CVC Brasil Operadora e Agencia de Viagens SA (a)	181,841	79,962
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,007,381	4,824,783
Desktop SA (c)	50,832	91,459
Dexco SA	1,120,305	1,163,852
Embraer SA	1,567,386	22,115,741
Eneva SA (a)	2,356,067	5,892,488
Engie Brasil Energia SA	190,565	1,585,525
Equatorial Energia SA	775,639	5,110,433
Gerdau SA ADR (b)	2,618,857	7,647,062
Hapvida Participacoes e Investimentos SA (a) (c)	383,726	2,590,822
Hypera SA	307,674	1,532,775
Inter & Co., Inc. BDR	155,899	1,148,280
Security Description	Shares	Value
IRB-Brasil Resseguros SA (a)	40,331	$334,303
Itau Unibanco Holding SA ADR (b)	8,079,963	54,862,949
Itausa SA Preference Shares	9,648,400	19,357,436
Kepler Weber SA	93,601	139,599
Klabin SA	760,059	2,569,343
Localiza Rent a Car SA	892,353	6,624,979
Lojas Renner SA	2,276,364	8,208,149
LWSA SA (c)	209,661	151,738
Magazine Luiza SA	408,426	737,103
Marcopolo SA Preference Shares	985,984	1,438,008
Marfrig Global Foods SA	565,697	2,373,547
Metalurgica Gerdau SA Preference Shares	2,765,943	4,525,568
Mills Locacao Servicos e Logistica SA	41,080	83,171
MMX Mineracao e Metalicos SA (a) (d)	20,968	—
Motiva Infraestrutura de Mobilidade SA	1,170,864	2,958,347
MRV Engenharia e Participacoes SA (a)	222,319	259,474
Natura & Co. Holding SA (a)	1,341,256	2,715,516
Nexa Resources SA	34,295	170,103
NU Holdings Ltd. Class A (a)	3,711,794	50,925,814
OI SA ADR (a) (b)	208	31
Pagseguro Digital Ltd. Class A	261,201	2,517,978
Pet Center Comercio e Participacoes SA	195,809	140,277
Petroleo Brasileiro SA - Petrobras ADR (b) (e)	3,135,480	36,183,439
Petroleo Brasileiro SA - Petrobras ADR (e)	2,351,573	29,418,178
Petroreconcavo SA	23,714	62,263
PRIO SA (a)	823,279	6,395,747
Raia Drogasil SA	1,431,959	3,966,987
Rede D'Or Sao Luiz SA (c)	1,134,138	7,360,255
Rumo SA	1,297,920	4,406,581
Sendas Distribuidora SA	921,620	1,901,379
Sitios Latinoamerica SAB de CV (a) (b)	1,640,802	274,451
StoneCo Ltd. Class A (a) (b)	311,599	4,998,048
Suzano SA	453,452	4,254,656
Suzano SA ADR (b)	414,117	3,896,841
Telefonica Brasil SA	1,924,094	10,889,868
TIM SA ADR (b)	505,627	10,168,159
TOTVS SA	469,447	3,630,616
Ultrapar Participacoes SA	1,256,067	4,036,647
Usinas Siderurgicas de Minas Gerais SA Usiminas ADR (a)	1,770,871	1,477,084
Vale SA	232,441	2,242,278
Vale SA ADR	4,654,030	45,190,631
Vasta Platform Ltd. (a) (b)	180	770
Vibra Energia SA	1,117,894	4,436,469
VTEX Class A (a) (b)	177,772	1,173,295
WEG SA	2,294,763	17,986,929

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
XP, Inc. BDR	61,435	$1,233,236
YDUQS Participacoes SA	551,113	1,665,098
		582,166,872
CAYMAN ISLANDS — 0.0% *
Gracell Biotechnologies, Inc. ADR (a) (b)	1,110	56
CHILE — 0.5%
Banco de Chile	21,749,830	3,283,125
Banco Santander Chile	7,928,846	497,005
Cencosud SA	1,234,823	4,193,576
Cia Sud Americana de Vapores SA	3,348,377	170,822
Empresas Copec SA	964,671	6,556,363
Enel Americas SA	45,198,533	4,394,319
Enel Chile SA ADR	2,167,255	7,867,136
Falabella SA	2,482,342	13,163,985
Latam Airlines Group SA	142,849,449	2,886,296
Parque Arauco SA	4,294,822	9,041,246
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares (a)	210,430	7,484,560
		59,538,433
CHINA — 30.9%
17 Education & Technology Group, Inc. ADR (a)	240	526
360 Security Technology, Inc. Class A	840,400	1,196,691
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,244,030	3,002,768
3peak, Inc. Class A (a)	18,707	362,276
3SBio, Inc. (c)	1,407,500	4,240,430
AAC Technologies Holdings, Inc.	1,445,632	7,495,188
Accelink Technologies Co. Ltd. Class A	40,800	280,918
ACM Research Shanghai, Inc. Class A	25,992	413,439
Acrobiosystems Co. Ltd. Class A	32,850	328,035
Addsino Co. Ltd. Class A (a)	542,900	636,642
Advanced Fiber Resources Zhuhai Ltd. Class A	38,700	254,519
Advanced Micro-Fabrication Equipment, Inc. China Class A (a)	85,297	2,170,783
Advanced Technology & Materials Co. Ltd. Class A	266,600	479,371
AECC Aero Science & Technology Co. Ltd. Class A (a)	215,700	879,284
AECC Aviation Power Co. Ltd. Class A	383,400	2,062,813
Agile Group Holdings Ltd. (a)	4,195,626	221,807
Agora, Inc. ADR (a) (b)	78,213	297,992
Agricultural Bank of China Ltd. Class A	13,271,900	10,894,477
Security Description	Shares	Value
Agricultural Bank of China Ltd. Class H	42,068,216	$30,010,447
Aier Eye Hospital Group Co. Ltd. Class A	805,117	1,402,715
AIMA Technology Group Co. Ltd. Class A	198,014	950,934
Air China Ltd. Class H (a) (b)	5,071,443	3,850,420
Airtac International Group	82,669	2,464,901
AK Medical Holdings Ltd. (b) (c)	334,000	254,861
Akeso, Inc. (a) (b) (c)	444,000	5,200,739
Alibaba Group Holding Ltd.	19,306,400	270,043,659
Alibaba Health Information Technology Ltd. (a) (b)	5,012,000	3,026,354
All Winner Technology Co. Ltd. Class A	80,522	446,161
Alpha Group Class A (a)	839,300	1,138,884
Alphamab Oncology (a) (c)	228,000	178,334
Aluminum Corp. of China Ltd. Class H	10,885,495	7,321,709
Amlogic Shanghai Co. Ltd. Class A (a)	46,983	465,754
An Hui Wenergy Co. Ltd. Class A	518,100	506,300
Andon Health Co. Ltd. Class A	27,500	139,858
ANE Cayman, Inc. (a)	330,000	331,261
Angang Steel Co. Ltd. Class H (a)	5,621,231	1,181,533
Angelalign Technology, Inc. (b) (c)	19,000	136,873
Anhui Conch Cement Co. Ltd. Class A	249,200	746,923
Anhui Conch Cement Co. Ltd. Class H	2,500,010	6,356,713
Anhui Construction Engineering Group Co. Ltd. Class A	809,500	531,142
Anhui Guangxin Agrochemical Co. Ltd. Class A	920,964	1,371,839
Anhui Gujing Distillery Co. Ltd. Class A	32,600	605,975
Anhui Gujing Distillery Co. Ltd. Class B	262,400	3,509,809
Anhui Honglu Steel Construction Group Co. Ltd. Class A	196,940	460,241
Anhui Huaheng Biotechnology Co. Ltd. Class A	30,541	135,157
Anhui Jiangnan Chemical Industry Co. Ltd. Class A	879,600	712,212
Anhui Jinhe Industrial Co. Ltd. Class A	248,800	817,970
Anhui Kouzi Distillery Co. Ltd. Class A	16,300	79,189
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	1,408,140	1,702,392
Anhui Yingjia Distillery Co. Ltd. Class A	86,700	477,245
Anji Microelectronics Technology Shanghai Co. Ltd. Class A	52,781	1,118,524

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Anjoy Foods Group Co. Ltd. Class A	65,900	$739,853
Anker Innovations Technology Co. Ltd. Class A	7,670	121,638
ANTA Sports Products Ltd.	1,705,706	20,533,658
Aoshikang Technology Co. Ltd. Class A	60,300	247,576
Aotecar New Energy Technology Co. Ltd. Class A	297,493	120,440
Apeloa Pharmaceutical Co. Ltd. Class A	511,300	999,309
APT Medical, Inc. Class A	29,237	1,212,230
Archermind Technology Nanjing Co. Ltd. Class A (a)	13,650	81,083
Arcsoft Corp. Ltd. Class A	82,729	557,251
Ascentage Pharma Group International (a) (b) (c)	185,300	1,805,790
Asia - Potash International Investment Guangzhou Co. Ltd. Class A (a)	51,100	215,011
Asymchem Laboratories Tianjin Co. Ltd. Class A	25,760	317,363
ATRenew, Inc. ADR (a) (b)	204,871	678,123
Autel Intelligent Technology Corp. Ltd. Class A	132,003	563,899
Autohome, Inc. ADR	73,325	1,891,052
Avary Holding Shenzhen Co. Ltd. Class A	250,300	1,119,216
AVIC Chengdu UAS Co. Ltd. Class A (a)	66,617	496,618
AviChina Industry & Technology Co. Ltd. Class H	5,617,000	3,169,848
Bafang Electric Suzhou Co. Ltd. Class A	36,566	138,543
Baidu, Inc. Class A (a)	2,917,459	31,014,262
Bank of China Ltd. Class A	4,331,900	3,398,683
Bank of China Ltd. Class H	107,567,074	62,484,823
Bank of Communications Co. Ltd. Class A	2,061,700	2,302,562
Bank of Communications Co. Ltd. Class H	32,794,841	30,497,113
Bank of Ningbo Co. Ltd. Class A	571,990	2,184,744
Baoshan Iron & Steel Co. Ltd. Class A	1,407,100	1,294,513
BBMG Corp. Class H	2,168,000	204,372
Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	206,906	415,941
Beijing Baination Pictures Co. Ltd. Class A (a)	245,100	195,378
Beijing BDStar Navigation Co. Ltd. Class A (a)	262,600	1,051,771
Beijing Capital International Airport Co. Ltd. Class H (a)	6,087,490	2,295,410
Beijing Certificate Authority Co. Ltd. Class A	21,150	101,895
Beijing Changjiu Logistics Corp. Class A	174,900	190,450
Security Description	Shares	Value
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class A	48,650	$126,258
Beijing Compass Technology Development Co. Ltd. Class A (a)	38,570	434,314
Beijing CTJ Information Technology Co. Ltd. Class A	39,798	145,566
Beijing Dabeinong Technology Group Co. Ltd. Class A	785,500	443,020
Beijing Easpring Material Technology Co. Ltd. Class A	347,500	2,128,229
Beijing E-Hualu Information Technology Co. Ltd. Class A (a)	26,500	80,501
Beijing Enterprises Holdings Ltd.	1,413,500	5,816,057
Beijing Enterprises Water Group Ltd. (b)	11,246,000	3,395,289
Beijing GeoEnviron Engineering & Technology, Inc. Class A	1,740,348	1,370,286
Beijing Huafeng Test & Control Technology Co. Ltd. Class A	20,472	412,118
Beijing Jingcheng Machinery Electric Co. Ltd. Class A (a)	98,700	159,421
Beijing Jingyuntong Technology Co. Ltd. Class A	254,300	118,929
Beijing Kingsoft Office Software, Inc. Class A (a)	41,934	1,639,449
Beijing Oriental Jicheng Co. Ltd. Class A	297,100	1,298,204
Beijing Relpow Technology Co. Ltd. Class A (a)	56,898	106,438
Beijing Shiji Information Technology Co. Ltd. Class A	559,346	676,230
Beijing Shougang Co. Ltd. Class A	153,200	72,717
Beijing SL Pharmaceutical Co. Ltd. Class A	517,850	512,562
Beijing Sun-Novo Pharmaceutical Research Co. Ltd. Class A	58,861	409,956
Beijing Tieke Shougang Railway-Tech Co. Ltd. Class A	55,862	160,650
Beijing Ultrapower Software Co. Ltd. Class A (a)	98,300	161,932
Beijing United Information Technology Co. Ltd. Class A	74,045	244,882
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (a)	49,344	420,204
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	11,100	77,898
Beijing Zhidemai Technology Co. Ltd. Class A	34,400	152,859
Beijing-Shanghai High Speed Railway Co. Ltd. Class A (a)	596,600	478,902
Bengang Steel Plates Co. Ltd. Class A (a)	472,900	237,666
BeOne Medicines Ltd. (a)	1,073,153	20,205,352

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Bestechnic Shanghai Co. Ltd. Class A	20,617	$1,001,557
Bethel Automotive Safety Systems Co. Ltd. Class A	183,700	1,351,243
BGI Genomics Co. Ltd. Class A	20,100	139,656
Biem.L.Fdlkk Garment Co. Ltd. Class A	314,563	704,821
Bilibili, Inc. Class Z (a) (b)	296,096	6,325,516
Bio-Thera Solutions Ltd. Class A (a)	190,762	667,373
Bloomage Biotechnology Corp. Ltd. Class A	10,172	72,919
Blue Sail Medical Co. Ltd. Class A (a)	223,900	175,040
Bluefocus Intelligent Communications Group Co. Ltd. Class A	1,237,960	1,133,722
BMC Medical Co. Ltd. Class A	10,220	119,989
BOE Technology Group Co. Ltd. Class A	1,996,800	1,112,253
BOE Technology Group Co. Ltd. Class B	1,642,100	545,972
Bosideng International Holdings Ltd.	5,508,000	3,255,684
Brilliance China Automotive Holdings Ltd. (b)	404,000	163,659
Broadex Technologies Co. Ltd. Class A (a)	52,800	492,166
B-Soft Co. Ltd. Class A (a)	478,419	377,357
BYD Co. Ltd. Class A	254,800	11,806,352
BYD Co. Ltd. Class H (b)	4,302,366	67,138,832
BYD Electronic International Co. Ltd. (b)	1,332,500	5,397,898
C*Core Technology Co. Ltd. Class A (a)	94,170	350,616
Caitong Securities Co. Ltd. Class A	298,140	329,225
CALB Group Co. Ltd. (a) (c)	98,800	215,220
Cambricon Technologies Corp. Ltd. Class A (a)	43,574	3,658,971
Canaan, Inc. ADR (a) (b)	179,987	111,286
Canggang Railway Ltd. (b)	864,000	184,907
Canmax Technologies Co. Ltd. Class A	41,080	109,365
CanSino Biologics, Inc. Class A (a)	12,621	105,064
CanSino Biologics, Inc. Class H (a) (c)	34,400	150,966
CARsgen Therapeutics Holdings Ltd. (a) (c)	163,500	481,127
Castech, Inc. Class A	250,380	1,195,423
CECEP Wind-Power Corp. Class A	1,332,180	537,473
Central China Land Media Co. Ltd. Class A	81,100	140,504
Central China Securities Co. Ltd. Class A	855,100	496,599
Security Description	Shares	Value
CETC Chips Technology, Inc. Class A (a)	288,100	$509,986
CETC Digital Technology Co. Ltd. Class A	288,590	974,570
CETC Potevio Science&Technology Co. Ltd. Class A	571,181	1,869,875
CGN New Energy Holdings Co. Ltd.	364,000	114,996
CGN Nuclear Technology Development Co. Ltd. Class A (a)	513,800	615,428
CGN Power Co. Ltd. Class H (c)	19,868,000	6,757,651
Changchun High-Tech Industry Group Co. Ltd. Class A (a)	11,925	165,112
Changchun UP Optotech Co. Ltd. Class A	65,703	433,853
Changjiang Securities Co. Ltd. Class A	813,700	787,215
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	27,200	474,652
Chengdu ALD Aviation Manufacturing Corp. Class A (a)	250,500	789,637
Chengdu Guoguang Electric Co. Ltd. Class A	15,021	221,190
Chengdu Hongqi Chain Co. Ltd. Class A	1,693,286	1,264,678
Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	20,800	100,412
Chengdu RML Technology Co. Ltd. Class A	86,072	640,450
China Baoan Group Co. Ltd. Class A	566,800	702,650
China Cinda Asset Management Co. Ltd. Class H (a) (b)	18,511,000	3,159,839
China CITIC Bank Corp. Ltd. Class H	13,868,208	13,214,547
China Coal Energy Co. Ltd. Class H (b)	5,652,750	6,538,468
China Communications Services Corp. Ltd. Class H	152,000	82,293
China Conch Environment Protection Holdings Ltd.	2,410,200	193,430
China Conch Venture Holdings Ltd.	2,851,200	3,290,684
China Construction Bank Corp. Class H	124,291,351	125,399,682
China CSSC Holdings Ltd. Class A	295,400	1,341,912
China Datang Corp. Renewable Power Co. Ltd. Class H (b)	2,573,000	799,761
China Education Group Holdings Ltd.	505,578	175,181
China Everbright Bank Co. Ltd. Class A	1,082,100	626,919

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
China Everbright Environment Group Ltd.	5,986,111	$2,912,986
China Feihe Ltd. (c)	3,172,000	2,307,276
China Galaxy Securities Co. Ltd. Class A	290,400	695,275
China Galaxy Securities Co. Ltd. Class H	5,691,400	6,401,919
China Gas Holdings Ltd.	4,573,252	4,270,310
China Great Wall Securities Co. Ltd. Class A	249,600	292,001
China Greatwall Technology Group Co. Ltd. Class A (a)	299,900	619,632
China Green Electricity Investment of Tianjin Co. Ltd. Class A	189,700	221,396
China High Speed Railway Technology Co. Ltd. Class A (a)	1,372,400	534,541
China Hongqiao Group Ltd. (b)	1,741,500	3,988,811
China International Capital Corp. Ltd. Class A	66,500	328,269
China International Capital Corp. Ltd. Class H (c)	1,146,800	2,585,778
China International Marine Containers Group Co. Ltd. Class H	290,960	229,803
China Jinmao Holdings Group Ltd.	984,333	149,217
China Jushi Co. Ltd. Class A	208,000	331,028
China Leadshine Technology Co. Ltd. Class A	52,700	325,772
China Lesso Group Holdings Ltd.	2,765,000	1,475,841
China Life Insurance Co. Ltd. Class H	11,612,490	27,869,976
China Literature Ltd. (a) (b) (c)	460,400	1,750,693
China Longyuan Power Group Corp. Ltd. Class H (b)	5,500,000	4,953,503
China Medical System Holdings Ltd. (b)	2,851,000	4,358,217
China Mengniu Dairy Co. Ltd.	4,954,085	10,160,607
China Merchants Bank Co. Ltd. Class A	1,789,562	11,479,639
China Merchants Bank Co. Ltd. Class H	4,602,399	32,158,164
China Merchants Energy Shipping Co. Ltd. Class A	526,100	459,768
China Merchants Port Holdings Co. Ltd.	3,821,081	6,960,695
China Merchants Securities Co. Ltd. Class A	819,541	2,012,484
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	292,457	358,061
China Minsheng Banking Corp. Ltd. Class H	14,124,379	8,006,814
China National Accord Medicines Corp. Ltd. Class B	764,354	1,244,388
Security Description	Shares	Value
China National Building Material Co. Ltd. Class H	4,605,982	$2,200,310
China National Gold Group Gold Jewellery Co. Ltd. Class A	198,000	225,831
China National Nuclear Power Co. Ltd. Class A	2,408,400	3,133,578
China National Software & Service Co. Ltd. Class A (a)	247,470	1,615,794
China Nonferrous Mining Corp. Ltd.	242,000	224,736
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	316,600	1,100,541
China Oilfield Services Ltd. Class H	4,900,422	4,020,219
China Overseas Land & Investment Ltd.	5,641,494	9,788,172
China Pacific Insurance Group Co. Ltd. Class A	549,638	2,878,192
China Pacific Insurance Group Co. Ltd. Class H	3,886,533	13,293,428
China Petroleum & Chemical Corp. Class H	39,019,492	20,429,314
China Power International Development Ltd. (b)	9,007,511	3,430,886
China Publishing & Media Co. Ltd. Class A	209,900	194,570
China Railway Group Ltd. Class H	11,390,487	5,455,826
China Rare Earth Resources & Technology Co. Ltd. Class A (a)	240,700	1,213,724
China Resources Beer Holdings Co. Ltd.	1,840,930	5,862,834
China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	19,825	71,931
China Resources Building Materials Technology Holdings Ltd.	738,000	157,941
China Resources Gas Group Ltd.	825,800	2,109,209
China Resources Land Ltd.	4,300,320	14,571,785
China Resources Microelectronics Ltd. Class A	38,079	250,701
China Resources Mixc Lifestyle Services Ltd. (c)	507,200	2,452,005
China Resources Power Holdings Co. Ltd. (b)	4,119,155	9,938,445
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	41,574	181,545
China Science Publishing & Media Ltd. Class A	70,302	190,890
China Shenhua Energy Co. Ltd. Class A	496,200	2,808,254
China Shenhua Energy Co. Ltd. Class H (b)	5,520,088	21,412,316
China Southern Airlines Co. Ltd. Class H (a)	4,886,387	2,502,328

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
China Southern Power Grid Energy Storage Co. Ltd. Class A	272,800	$372,459
China Southern Power Grid Technology Co. Ltd. Class A	26,190	115,024
China State Construction Engineering Corp. Ltd. Class A (a)	2,352,400	1,894,885
China State Construction International Holdings Ltd.	700,000	1,055,796
China Suntien Green Energy Corp. Ltd. Class A	319,700	344,553
China Taiping Insurance Holdings Co. Ltd.	2,275,035	4,434,145
China Testing & Certification International Group Co. Ltd. Class A	2,093,282	1,925,791
China Three Gorges Renewables Group Co. Ltd. Class A	2,583,800	1,536,613
China Tianying, Inc. Class A	1,114,900	667,712
China Tourism Group Duty Free Corp. Ltd. Class A	281,900	2,399,425
China Tower Corp. Ltd. Class H (c)	5,546,800	7,928,038
China TransInfo Technology Co. Ltd. Class A (a)	570,600	740,817
China Travel International Investment Hong Kong Ltd. (b)	14,642,000	2,779,182
China United Network Communications Ltd. Class A	2,453,600	1,829,115
China Vanke Co. Ltd. Class A (a)	858,900	769,792
China Vanke Co. Ltd. Class H (a) (b)	2,268,200	1,412,930
China Wafer Level CSP Co. Ltd. Class A (a)	33,900	134,357
China World Trade Center Co. Ltd. Class A	247,200	710,215
China Yangtze Power Co. Ltd. Class A	2,584,900	10,876,344
China Yongda Automobiles Services Holdings Ltd. (b)	1,507,500	432,086
China Zhenhua Group Science & Technology Co. Ltd. Class A	261,307	1,825,791
ChinaCache International Holdings Ltd. ADR (a) (b) (d)	18,355	—
Chinasoft International Ltd.	1,074,000	682,708
Chinese Universe Publishing & Media Group Co. Ltd. Class A	319,400	457,932
Chipsea Technologies Shenzhen Corp. Ltd. Class A (a)	101,825	531,503
Chongqing Brewery Co. Ltd. Class A	27,511	211,619
Chongqing Changan Automobile Co. Ltd. Class A (a)	290,352	517,215
Chongqing Changan Automobile Co. Ltd. Class B (a)	4,067,510	2,046,709
Security Description	Shares	Value
Chongqing Department Store Co. Ltd. Class A (a)	24,800	$103,276
Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	161,798	207,805
Chongqing Gas Group Corp. Ltd. Class A	252,200	201,390
Chongqing Iron & Steel Co. Ltd. Class A (a)	1,076,700	190,895
Chongqing Millison Technologies, Inc. Class A (a)	73,600	247,623
Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	226,900	216,981
Chongqing Zhifei Biological Products Co. Ltd. Class A	342,900	937,773
Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	86,710	95,751
Chow Tai Seng Jewellery Co. Ltd. Class A	313,443	576,727
CIG Shanghai Co. Ltd. Class A	28,700	189,513
Circuit Fabology Microelectronics Equipment Co. Ltd. Class A	57,695	639,279
CITIC Ltd.	8,180,961	11,234,492
Citic Pacific Special Steel Group Co. Ltd. Class A	276,750	454,350
CITIC Press Corp. Class A	44,200	197,949
CITIC Resources Holdings Ltd.	3,728,000	180,464
CITIC Securities Co. Ltd. Class A	1,191,570	4,594,510
CITIC Securities Co. Ltd. Class H	3,091,225	9,332,743
CITIC Telecom International Holdings Ltd.	2,759,000	843,516
Client Service International, Inc. Class A (a)	453,850	1,243,104
Cloopen Group Holding Ltd. ADR (a)	182	218
CMOC Group Ltd. Class A	3,188,000	3,747,368
CMOC Group Ltd. Class H	1,092,000	1,110,084
CMST Development Co. Ltd. Class A	512,900	419,591
CNGR Advanced Material Co. Ltd. Class A	68,040	312,314
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	2,517,828	1,458,714
CNPC Capital Co. Ltd. Class A	212,600	216,662
COFCO Biotechnology Co. Ltd. Class A (a)	257,000	200,200
COL Group Co. Ltd. Class A (a)	87,100	322,226
Contemporary Amperex Technology Co. Ltd. Class A	525,627	18,507,729
CooTek Cayman, Inc. ADR (a)	225	7
COSCO SHIPPING Development Co. Ltd. Class H	14,004,709	1,891,082
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (b)	3,878,000	3,216,023

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COSCO SHIPPING Holdings Co. Ltd. Class A	640,000	$1,343,766
COSCO SHIPPING Holdings Co. Ltd. Class H (b)	7,040,062	12,232,668
COSCO SHIPPING Ports Ltd.	5,382,464	3,565,454
Country Garden Services Holdings Co. Ltd.	2,518,000	2,104,214
CQ Pharmaceutical Holding Co. Ltd. Class A	1,129,700	786,973
CRRC Corp. Ltd. Class A	1,724,300	1,694,656
CSC Financial Co. Ltd. Class A	298,500	1,002,202
CSG Holding Co. Ltd. Class B	1,376,845	315,710
CSPC Pharmaceutical Group Ltd.	11,684,960	11,461,680
CTS International Logistics Corp. Ltd. Class A	579,890	501,919
Daan Gene Co. Ltd. Class A (a)	1,423,819	1,202,558
Dajin Heavy Industry Co. Ltd. Class A	59,100	271,443
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	800,700	667,329
Daqo New Energy Corp. ADR (a) (b)	81,117	1,230,545
DaShenLin Pharmaceutical Group Co. Ltd. Class A	52,867	120,301
Datang International Power Generation Co. Ltd. Class H (b)	15,132,000	3,855,287
Dazhong Transportation Group Co. Ltd. Class B	2,298,050	477,994
Deppon Logistics Co. Ltd. Class A	256,100	569,179
DHC Software Co. Ltd. Class A	234,200	313,873
Digital China Group Co. Ltd. Class A	310,600	1,632,101
Digital China Information Service Group Co. Ltd. Class A (a)	257,500	511,179
DingDong Cayman Ltd. ADR (a) (b)	139,802	282,400
Do-Fluoride New Materials Co. Ltd. Class A (a)	322,500	548,819
Dongfang Electric Corp. Ltd. Class A	667,645	1,560,260
Dongfang Electric Corp. Ltd. Class H (b)	513,000	875,694
Dongfang Electronics Co. Ltd. Class A	273,300	390,693
Dongfeng Motor Group Co. Ltd. Class H (b)	1,094,714	481,116
Dongguan Aohai Technology Co. Ltd. Class A	32,200	186,417
Dongguan Dingtong Precision Metal Co. Ltd. Class A	31,281	272,759
Dongguan Yiheda Automation Co. Ltd. Class A	61,080	194,927
Dongguan Yutong Optical Technology Co. Ltd. Class A	184,950	539,889
Security Description	Shares	Value
Donghua Testing Technology Co. Ltd. Class A	80,800	$438,565
Dongjiang Environmental Co. Ltd. Class A (a)	545,800	346,690
Dongyue Group Ltd. (b)	2,270,000	3,030,522
Dosilicon Co. Ltd. Class A (a)	69,831	298,893
Double Medical Technology, Inc. Class A	252,800	1,278,973
DouYu International Holdings Ltd. ADR	11,699	75,810
Eaglerise Electric & Electronic China Co. Ltd. Class A	52,070	114,344
East Buy Holding Ltd. (a) (b) (c)	351,500	531,056
East Money Information Co. Ltd. Class A	1,110,388	3,585,472
Eastern Communications Co. Ltd. Class B	677,600	253,422
Easy Click Worldwide Network Technology Co. Ltd. Class A	41,700	155,608
Ecovacs Robotics Co. Ltd. Class A	102,900	836,485
EHang Holdings Ltd. ADR (a) (b)	40,366	700,754
Electric Connector Technology Co. Ltd. Class A	30,200	191,323
Empyrean Technology Co. Ltd. Class A	8,900	153,917
Eoptolink Technology, Inc. Ltd. Class A	98,725	1,750,633
Espressif Systems Shanghai Co. Ltd. Class A	54,213	1,105,731
ESR Group Ltd. (a) (c)	1,576,400	2,598,550
Eve Energy Co. Ltd. Class A	259,399	1,658,917
Everbright Securities Co. Ltd. Class A	261,400	656,132
Everest Medicines Ltd. (a) (b) (c)	171,500	1,358,892
Far East Horizon Ltd.	5,228,000	4,542,033
FAW Jiefang Group Co. Ltd. Class A	523,100	500,962
Ferrotec Anhui Technology Development Co. Ltd. Class A	56,200	324,263
Fiberhome Telecommunication Technologies Co. Ltd. Class A	30,400	89,250
Fibocom Wireless, Inc. Class A (a)	76,168	304,432
Ficont Industry Beijing Co. Ltd. Class A	31,500	122,163
FinVolution Group ADR (b)	54,222	514,025
First Capital Securities Co. Ltd. Class A	503,900	498,051
First Tractor Co. Ltd. Class A	278,300	507,791
Flat Glass Group Co. Ltd. Class A	302,800	642,956
Flat Glass Group Co. Ltd. Class H (b)	196,000	219,969
Focus Lightings Tech Co. Ltd. Class A	373,000	624,865
Focus Media Information Technology Co. Ltd. Class A	1,687,100	1,719,332

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Focus Technology Co. Ltd. Class A	53,715	$342,620
Focuslight Technologies, Inc. Class A (a)	28,617	322,599
Foryou Corp. Class A	52,700	239,179
Foshan Haitian Flavouring & Food Co. Ltd. Class A	559,875	3,041,223
Foxconn Industrial Internet Co. Ltd. Class A	1,361,200	4,062,801
Fujian Apex Software Co. Ltd. Class A	16,080	95,180
Fujian Boss Software Development Co. Ltd. Class A	50,652	102,957
Fujian Foxit Software Development JSC Ltd. Class A	11,227	106,437
Fujian Funeng Co. Ltd. Class A	59,670	80,302
Fujian Mindong Electric Power Ltd. Co. Class A (a)	269,900	368,123
Fujian Star-net Communication Co. Ltd. Class A	299,300	938,035
Fujian Sunner Development Co. Ltd. Class A	253,500	505,715
Fujian Yongfu Power Engineering Co. Ltd. Class A	23,200	77,828
Fulin Precision Co. Ltd. Class A	436,096	795,708
Full Truck Alliance Co. Ltd. ADR (b)	848,298	10,018,399
Fuyao Glass Industry Group Co. Ltd. Class A	673,917	5,363,563
Fuyao Glass Industry Group Co. Ltd. Class H (c)	172,000	1,228,102
Ganfeng Lithium Group Co. Ltd. Class A	626,900	2,955,461
Ganfeng Lithium Group Co. Ltd. Class H (b) (c)	155,400	451,353
Gaona Aero Material Co. Ltd. Class A	67,340	156,337
Gaotu Techedu, Inc. ADR (a) (b)	268,853	970,559
G-bits Network Technology Xiamen Co. Ltd. Class A	14,600	615,437
GCL Energy Technology Co. Ltd. Class A (a)	66,300	128,932
GCL System Integration Technology Co. Ltd. Class A (a)	765,300	285,259
GCL Technology Holdings Ltd. (a) (b)	20,925,000	2,665,605
GD Power Development Co. Ltd. Class A	2,056,700	1,389,672
GDS Holdings Ltd. Class A (a) (b)	1,228,000	4,614,777
Geely Automobile Holdings Ltd.	6,503,489	13,222,380
GEM Co. Ltd. Class A	922,000	817,336
Gemac Engineering Machinery Co. Ltd. Class A	168,900	258,426
Gemdale Corp. Class A (a)	228,000	120,634
Security Description	Shares	Value
GemPharmatech Co. Ltd. Class A	186,459	$391,496
Genertec Universal Medical Group Co. Ltd. (c)	1,398,600	997,727
Genimous Technology Co. Ltd. Class A (a)	880,000	1,120,401
Genscript Biotech Corp. (a) (b)	692,000	1,304,662
Getein Biotech, Inc. Class A	539,678	598,960
GF Securities Co. Ltd. Class H	3,411,000	5,727,004
Giant Biogene Holding Co. Ltd. (c)	390,800	2,872,504
Giant Network Group Co. Ltd. Class A	558,500	1,836,158
Giantec Semiconductor Corp. Class A	40,505	457,969
GigaDevice Semiconductor, Inc. Class A (a)	36,960	652,862
Ginlong Technologies Co. Ltd. Class A	24,650	197,492
GoerTek, Inc. Class A	561,700	1,828,643
Goke Microelectronics Co. Ltd. Class A	34,200	405,445
Golden Solar New Energy Technology Holdings Ltd. (a) (b)	668,000	130,196
Goldwind Science & Technology Co. Ltd. Class A	1,142,300	1,634,557
GoodWe Technologies Co. Ltd. Class A (a)	31,491	191,017
Gotion High-tech Co. Ltd. Class A (a)	205,244	930,069
Grandjoy Holdings Group Co. Ltd. Class A (a)	214,200	79,243
Great Microwave Technology Co. Ltd. Class A (a)	86,151	559,976
Great Wall Motor Co. Ltd. Class H (a)	4,542,876	6,990,821
Gree Electric Appliances, Inc. of Zhuhai Class A	295,100	1,850,567
Greentown China Holdings Ltd.	1,406,000	1,692,573
Greentown Service Group Co. Ltd. (b)	484,000	270,053
Grinm Advanced Materials Co. Ltd. Class A	261,700	698,169
Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A (a)	202,000	231,803
Guangdong Dtech Technology Co. Ltd. Class A	45,200	226,910
Guangdong Electric Power Development Co. Ltd. Class B	4,116,840	928,256
Guangdong Golden Dragon Development, Inc. Class A (a)	275,100	504,256
Guangdong Haid Group Co. Ltd. Class A	260,000	2,126,634
Guangdong Hongda Holdings Group Co. Ltd. Class A	257,500	1,220,071

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Guangdong Hoshion Industrial Aluminium Co. Ltd. Class A	75,540	$181,385
Guangdong Investment Ltd.	6,344,229	5,301,674
Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	37,609	105,427
Guangdong Kinlong Hardware Products Co. Ltd. Class A	28,300	84,547
Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A (a)	943,100	1,465,375
Guangdong Provincial Expressway Development Co. Ltd. Class B	522,400	590,944
Guangdong Shunkong Development Co. Ltd. Class A	75,200	142,355
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	530,100	1,087,855
Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	265,500	556,341
Guanghui Energy Co. Ltd. Class A (a)	1,334,800	1,121,782
Guanglian Aviation Industry Co. Ltd. Class A (a)	276,840	937,982
Guangshen Railway Co. Ltd. Class H (b)	10,994,000	2,618,953
Guangxi Guiguan Electric Power Co. Ltd. Class A	522,100	457,001
Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A (a)	332,600	927,249
Guangzhou Automobile Group Co. Ltd. Class H (b)	6,088,090	2,225,837
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	473,100	1,740,982
Guangzhou Great Power Energy & Technology Co. Ltd. Class A (a)	45,300	174,607
Guangzhou Haige Communications Group, Inc. Co. Class A	1,095,800	2,132,505
Guangzhou R&F Properties Co. Ltd. Class H (a) (b)	1,855,482	224,549
Guangzhou Restaurant Group Co. Ltd. Class A	321,560	699,400
Guangzhou Tinci Materials Technology Co. Ltd. Class A	531,498	1,344,484
Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A (a)	1,111,184	1,064,158
Guangzhou Zhujiang Brewery Co. Ltd. Class A	550,000	866,867
Guizhou Aviation Technical Development Co. Ltd. Class A	37,609	183,657
Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	528,100	256,561
Guizhou Zhenhua E-chem, Inc. Class A	40,724	77,035
Security Description	Shares	Value
Guocheng Mining Co. Ltd. Class A	268,800	$499,463
Guosen Securities Co. Ltd. Class A	859,900	1,382,918
Guosheng Financial Holding, Inc. Class A (a)	801,900	1,684,817
Guotai Haitong Securities Co. Ltd. Class A	870,534	2,328,505
Guotai Haitong Securities Co. Ltd. Class H (c)	3,136,968	5,035,133
Guoyuan Securities Co. Ltd. Class A	262,910	289,588
H World Group Ltd.	2,017,260	6,822,707
Haichang Ocean Park Holdings Ltd. (a) (b) (c)	4,378,000	440,589
Haidilao International Holding Ltd. (b) (c)	742,000	1,408,382
Haier Smart Home Co. Ltd. Class A	1,039,900	3,597,401
Haier Smart Home Co. Ltd. Class H	2,746,800	7,855,498
Hainan Drinda New Energy Technology Co. Ltd. Class A (a)	29,400	160,069
Hainan Haiqi Transportation Group Co. Ltd. Class A (a)	184,800	551,318
Hainan Jinpan Smart Technology Co. Ltd. Class A	186,677	871,732
Hainan Meilan International Airport Co. Ltd. Class H (a) (b)	65,000	88,599
Haisco Pharmaceutical Group Co. Ltd. Class A	289,100	1,703,971
Haitian International Holdings Ltd.	189,000	491,159
Halo Microelectronics Co. Ltd. Class A (a)	214,901	409,812
Hangjin Technology Co. Ltd. Class A (a)	274,100	860,969
Hangzhou Alltest Biotech Co. Ltd. Class A	30,648	287,520
Hangzhou Bio-Sincerity Pharma-Tech Co. Ltd. Class A (a)	28,100	176,136
Hangzhou Chang Chuan Technology Co. Ltd. Class A	377,630	2,367,585
Hangzhou Cogeneration Group Co. Ltd. Class A	69,300	216,129
Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	30,300	106,173
Hangzhou First Applied Material Co. Ltd. Class A	680,306	1,230,850
Hangzhou GreatStar Industrial Co. Ltd.	595,800	2,121,812
Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	20,750	211,580
Hangzhou Lion Microelectronics Co. Ltd. Class A (a)	28,300	92,053

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Hangzhou Onechance Tech Corp. Class A	69,000	$241,201
Hangzhou Robam Appliances Co. Ltd. Class A	34,200	90,762
Hangzhou Silan Microelectronics Co. Ltd. Class A	245,200	849,607
Hangzhou Steam Turbine Power Group Co. Ltd. Class B	2,278,979	3,245,731
Hangzhou Sunrise Technology Co. Ltd. Class A	58,900	129,507
Hangzhou Tigermed Consulting Co. Ltd. Class A	239,122	1,779,941
Hansoh Pharmaceutical Group Co. Ltd. (c)	490,000	1,857,006
Hanwang Technology Co. Ltd. Class A (a)	43,100	134,899
Hanwei Electronics Group Corp. Class A	44,800	253,922
Haohua Chemical Science & Technology Co. Ltd. Class A	34,119	128,938
Harbin Boshi Automation Co. Ltd. Class A	1,167,020	2,531,776
Harbin Electric Co. Ltd. Class H	5,314,942	3,960,817
HBM Holdings Ltd. (a) (c)	675,000	729,172
Hebei Sinopack Electronic Technology Co. Ltd. Class A	24,920	185,113
Hefei Jianghang Aircraft Equipment Co. Ltd. Class A	203,176	319,096
Hefei Meiya Optoelectronic Technology, Inc. Class A	301,420	709,877
Hello Group, Inc. ADR	213,767	1,804,193
Henan Ancai Hi-Tech Co. Ltd. Class A (a)	308,400	204,936
Henan Lingrui Pharmaceutical Co. Class A	592,500	1,875,149
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	251,300	583,770
Henan Shijia Photons Technology Co. Ltd. Class A	181,477	963,989
Henan Shuanghui Investment & Development Co. Ltd. Class A	245,240	835,709
Henan Zhongfu Industry Co. Ltd. Class A (a)	809,700	495,101
Hengan International Group Co. Ltd.	1,347,500	3,870,844
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	248,500	490,884
Hengli Petrochemical Co. Ltd. Class A	813,800	1,620,068
Hesai Group ADR (a)	45,530	999,383
HG Technologies Co. Ltd. Class A	42,600	105,918
Hisense Home Appliances Group Co. Ltd. Class A	837,700	3,005,506
HitGen, Inc. Class A	60,864	136,629
Hithink RoyalFlush Information Network Co. Ltd. Class A	36,100	1,375,884
Security Description	Shares	Value
Hongbo Co. Ltd. Class A (a)	36,600	$86,963
Hongli Zhihui Group Co. Ltd. Class A	520,000	487,830
Hongyuan Green Energy Co. Ltd. Class A	60,374	125,162
Hopson Development Holdings Ltd. (a)	592,559	250,611
Hoshine Silicon Industry Co. Ltd. Class A	39,000	258,071
Hoymiles Power Electronics, Inc. Class A	10,475	146,030
Hua Hong Semiconductor Ltd. (a) (b) (c)	456,000	2,015,694
Huachangda Intelligent Equipment Group Co. Ltd. Class A (a)	225,700	172,036
Huada Automotive Technology Corp. Ltd. Class A	77,100	356,377
Huadian Power International Corp. Ltd. Class H (b)	5,821,308	3,084,922
Huadong Medicine Co. Ltd. Class A	34,200	192,696
Huafon Chemical Co. Ltd. Class A	2,278,000	2,102,089
Huafu Fashion Co. Ltd. Class A	194,800	124,008
Huagong Tech Co. Ltd. Class A	251,200	1,648,564
Huaibei Mining Holdings Co. Ltd. Class A	362,800	574,350
Huakai Yibai Technology Co. Ltd. Class A (a)	46,900	73,658
Hualan Biological Engineering, Inc. Class A	518,627	1,134,541
Huaneng Power International, Inc. Class H	10,352,416	6,673,022
Huangshan Tourism Development Co. Ltd. Class B	1,815,382	1,323,413
Huatai Securities Co. Ltd. Class A	857,900	2,133,028
Huatai Securities Co. Ltd. Class H (c)	1,690,600	3,424,273
Huaxi Securities Co. Ltd. Class A	565,000	705,151
Huayu Automotive Systems Co. Ltd. Class A	270,261	665,923
Hubei Biocause Pharmaceutical Co. Ltd. Class A (a)	765,600	292,852
Hubei Century Network Technology Co. Ltd. Class A (a)	82,000	156,144
Hubei Feilihua Quartz Glass Co. Ltd. Class A	25,694	183,294
Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	47,600	251,385
Huizhou Desay Sv Automotive Co. Ltd. Class A	219,162	3,124,745
Humanwell Healthcare Group Co. Ltd. Class A	33,900	99,289
Hunan Gold Corp. Ltd. Class A	342,850	854,355

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Hunan Valin Steel Co. Ltd. Class A	1,699,900	$1,044,172
Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	44,853	195,300
Hunan Zhongke Electric Co. Ltd. Class A	51,300	120,889
Hundsun Technologies, Inc. Class A	792,410	3,710,299
HUYA, Inc. ADR	44,969	158,291
Hwa Create Co. Ltd. Class A (a)	74,000	197,212
Hwatsing Technology Co. Ltd. Class A	32,861	773,912
Hygeia Healthcare Holdings Co. Ltd. (a) (b) (c)	429,000	833,954
Hymson Laser Technology Group Co. Ltd. Class A (a)	49,988	229,592
Hytera Communications Corp. Ltd. Class A (a)	857,100	1,472,941
HyUnion Holding Co. Ltd. Class A (a)	205,100	317,250
IEIT Systems Co. Ltd. Class A	65,416	464,651
Iflytek Co. Ltd. Class A	308,400	2,061,410
iHuman, Inc. ADR	330	825
IKD Co. Ltd. Class A	172,900	386,440
Imeik Technology Development Co. Ltd. Class A	34,120	832,667
Industrial & Commercial Bank of China Ltd. Class A	8,377,905	8,877,142
Industrial & Commercial Bank of China Ltd. Class H	89,819,656	71,169,205
Industrial Bank Co. Ltd. Class A	1,736,000	5,656,484
Industrial Securities Co. Ltd. Class A	825,200	713,092
INESA Intelligent Tech, Inc. Class B (a)	4,964,700	3,708,631
Infotmic Co. Ltd. Class A (a)	727,500	730,227
Ingenic Semiconductor Co. Ltd. Class A	35,700	344,882
Inmyshow Digital Technology Group Co. Ltd. Class A	147,900	105,301
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	4,178,800	1,044,241
Inner Mongolia Berun Chemical Co. Ltd. Class A	216,600	144,840
Inner Mongolia ERDOS Resources Co. Ltd. Class A	251,860	306,248
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	863,100	665,114
Inner Mongolia OJing Science & Technology Co. Ltd. Class A (a)	38,200	136,521
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	751,200	1,656,947
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	321,100	1,249,767
Security Description	Shares	Value
Inner Mongolia Yitai Coal Co. Ltd. Class B	1,034,736	$2,049,812
InnoCare Pharma Ltd. (a) (b) (c)	188,000	313,732
Innovent Biologics, Inc. (a) (b) (c)	1,377,500	13,757,452
Intco Medical Technology Co. Ltd. Class A	56,700	187,439
iQIYI, Inc. ADR (a) (b)	488,324	864,333
iRay Group Class A	11,487	140,494
JA Solar Technology Co. Ltd. Class A (a)	478,964	667,313
Jade Bird Fire Co. Ltd. Class A	79,248	108,088
Jason Furniture Hangzhou Co. Ltd. Class A (a)	307,840	1,096,735
JCET Group Co. Ltd. Class A	68,600	322,642
JD Health International, Inc. (a) (c)	1,413,200	7,741,096
JD Logistics, Inc. (a) (c)	1,685,000	2,820,497
JD.com, Inc. Class A	3,410,432	55,566,147
Jiajiayue Group Co. Ltd. Class A	284,500	405,115
Jiangling Motors Corp. Ltd. Class A	249,300	707,548
Jiangsu Ankura Intelligent Power Co. Ltd. Class A	38,100	159,407
Jiangsu Boqian New Materials Stock Co. Ltd. Class A	28,400	151,968
Jiangsu Cai Qin Technology Co. Ltd. Class A	40,032	154,022
Jiangsu Changshu Automotive Trim Group Co. Ltd. Class A	39,700	73,712
Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	298,752	307,379
Jiangsu Cnano Technology Co. Ltd. Class A	39,131	250,033
Jiangsu Eastern Shenghong Co. Ltd. Class A (a)	840,400	977,298
Jiangsu Etern Co. Ltd. Class A	152,400	172,119
Jiangsu Expressway Co. Ltd. Class H	5,001,087	7,058,859
Jiangsu General Science Technology Co. Ltd. Class A (a)	343,200	220,874
Jiangsu Guomao Reducer Co. Ltd. Class A	77,500	157,312
Jiangsu Hengli Hydraulic Co. Ltd. Class A	258,351	2,596,801
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	811,216	5,877,597
Jiangsu Hongtian Technology Co. Ltd. Class A (a)	45,800	162,148
Jiangsu Hoperun Software Co. Ltd. Class A (a)	501,600	3,559,374
Jiangsu Jiejie Microelectronics Co. Ltd. Class A	267,650	1,113,472
Jiangsu King's Luck Brewery JSC Ltd. Class A	176,900	961,409
Jiangsu Linyang Energy Co. Ltd. Class A	255,800	203,550

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	243,156	$1,074,032
Jiangsu Olive Sensors High-Tech Co. Ltd. Class A	284,400	304,921
Jiangsu Pacific Quartz Co. Ltd. Class A	50,100	246,333
Jiangsu Shagang Co. Ltd. Class A	173,200	140,724
Jiangsu Tongli Risheng Machinery Co. Ltd. Class A	29,000	160,401
Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	49,000	321,301
Jiangsu Yanghe Distillery Co. Ltd. Class A	229,565	2,068,702
Jiangsu Yangnong Chemical Co. Ltd. Class A	18,850	152,628
Jiangsu Yinhe Electronics Co. Ltd. Class A (a)	166,800	130,168
Jiangsu Yoke Technology Co. Ltd. Class A	273,100	2,085,094
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	500,878	2,489,304
Jiangsu Zhongtian Technology Co. Ltd. Class A	748,300	1,510,567
Jiangxi Copper Co. Ltd. Class H (b)	2,846,000	5,525,228
Jiangxi Ganneng Co. Ltd. Class A	203,900	245,654
Jiangxi Jovo Energy Co. Ltd. Class A	37,300	134,398
Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	267,100	2,175,013
Jiangxi Xinyu Guoke Technology Co. Ltd. Class A	32,400	175,046
Jiangyin Hengrun Heavy Industries Co. Ltd. Class A (a)	57,500	125,064
Jianshe Industry Group Yunnan Co. Ltd. Class A (a)	277,100	1,181,799
Jilin Liyuan Precision Manufacturing Co. Ltd. Class A (a)	884,600	261,805
Jilin OLED Material Tech Co. Ltd. Class A	78,628	184,958
Jinan Acetate Chemical Co. Ltd.	393,560	1,219,265
Jinko Solar Co. Ltd. Class A (a)	439,639	318,537
JinkoSolar Holding Co. Ltd. ADR (b)	56,254	1,193,710
Jinlei Technology Co. Ltd. Class A	51,000	160,907
Jinxin Fertility Group Ltd. (a) (b) (c)	1,235,500	481,609
JiuGui Liquor Co. Ltd. Class A	22,500	138,176
Jiumaojiu International Holdings Ltd. (b) (c)	225,000	80,255
JL Mag Rare-Earth Co. Ltd. Class A	99,584	331,430
Security Description	Shares	Value
Joinn Laboratories China Co. Ltd. Class A	320,011	$939,507
Jointo Energy Investment Co. Ltd. Hebei Class A	161,700	155,985
Jointown Pharmaceutical Group Co. Ltd. Class A	1,497,477	1,074,532
Jolywood Suzhou Sunwatt Co. Ltd. Class A	101,300	81,457
Jones Tech PLC Class A	59,900	199,690
Joy City Property Ltd. (a)	3,666,000	113,950
Joyoung Co. Ltd. Class A	530,256	703,243
JOYY, Inc. ADR	56,106	2,856,356
Kama Co. Ltd. Class B (a)	1,693,400	50,802
Kangji Medical Holdings Ltd.	117,500	113,758
Kanzhun Ltd. ADR (a)	341,517	6,092,663
KE Holdings, Inc. ADR (b)	868,841	15,413,239
Keboda Technology Co. Ltd. Class A	10,600	81,995
Keda Industrial Group Co. Ltd. Class A	211,000	288,672
KEDE Numerical Control Co. Ltd. Class A	49,943	389,119
Kehua Data Co. Ltd. Class A	34,800	207,348
Keli Sensing Technology Ningbo Co. Ltd. Class A	35,200	314,155
Keshun Waterproof Technologies Co. Ltd. Class A	184,060	123,852
Keymed Biosciences, Inc. (a) (b) (c)	140,500	826,892
Kingboard Holdings Ltd.	1,496,891	4,786,237
KingClean Electric Co. Ltd. Class A	45,640	142,849
Kingdee International Software Group Co. Ltd. (a)	3,184,700	6,263,919
Kingnet Network Co. Ltd. Class A	828,400	2,233,152
Kingsemi Co. Ltd. Class A	27,206	407,151
Kingsoft Cloud Holdings Ltd. (a) (b)	1,130,565	956,300
Kingsoft Corp. Ltd.	1,133,600	5,906,273
Konfoong Materials International Co. Ltd. Class A	20,700	214,133
KPC Pharmaceuticals, Inc. Class A	269,300	537,987
KSEC Intelligent Technology Co. Ltd. Class A	40,800	116,366
Kuaishou Technology (a) (c)	3,106,900	25,053,092
Kuang-Chi Technologies Co. Ltd. Class A	591,690	3,302,425
Kunlun Energy Co. Ltd.	6,948,152	6,744,576
Kunlun Tech Co. Ltd. Class A (a)	74,300	348,828
Kunshan Dongwei Technology Co. Ltd. Class A	38,484	211,945
Kunshan Huguang Auto Harness Co. Ltd. Class A	200,200	767,189
Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	49,180	225,744

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Kweichow Moutai Co. Ltd. Class A	119,879	$23,589,042
Lanzhou LS Heavy Equipment Co. Ltd. Class A (a)	138,000	151,810
Lao Feng Xiang Co. Ltd. Class A	27,600	191,689
Laobaixing Pharmacy Chain JSC Class A	44,954	131,853
LB Group Co. Ltd. Class A	553,900	1,253,460
Leader Harmonious Drive Systems Co. Ltd. Class A	16,189	282,256
Lenovo Group Ltd.	10,286,282	12,343,538
Lens Technology Co. Ltd. Class A	542,465	1,688,778
Leo Group Co. Ltd. Class A	2,813,700	1,374,807
Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	28,400	81,594
Levima Advanced Materials Corp. Class A	65,900	145,634
LexinFintech Holdings Ltd. ADR	101,975	735,240
Li Auto, Inc. Class A (a)	1,412,154	19,248,469
Li Ning Co. Ltd.	3,120,193	6,725,308
Lifetech Scientific Corp. (a) (b)	5,238,000	1,354,540
Ligao Foods Co. Ltd. Class A	22,700	154,552
Lingyi iTech Guangdong Co. Class A	1,114,100	1,336,021
Link Motion, Inc. ADR (a) (b) (d)	16,509	—
Linklogis, Inc. Class B (b) (c)	340,500	81,980
Linktel Technologies Co. Ltd. Class A	17,700	236,868
Livzon Pharmaceutical Group, Inc. Class H	517,527	1,948,143
Lizhong Sitong Light Alloys Group Co. Ltd. Class A	51,700	131,503
Longfor Group Holdings Ltd. (b) (c)	1,800,038	2,123,357
LONGi Green Energy Technology Co. Ltd. Class A	1,161,004	2,434,443
Longshine Technology Group Co. Ltd. Class A	39,450	129,423
Loongson Technology Corp. Ltd. Class A (a)	43,479	809,653
Lucky Harvest Co. Ltd. Class A	24,700	135,239
Luenmei Quantum Co. Ltd. Class A	555,608	435,914
Lufax Holding Ltd. ADR (a)	138,702	386,979
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	34,140	170,720
Luxshare Precision Industry Co. Ltd. Class A	1,163,029	5,632,365
Luye Pharma Group Ltd. (a) (b) (c)	1,344,500	613,161
Luzhou Laojiao Co. Ltd. Class A	260,742	4,127,813
Maanshan Iron & Steel Co. Ltd. Class H (a)	4,564,000	1,133,732
Malion New Materials Co. Ltd. Class A (a)	92,150	137,264
Mango Excellent Media Co. Ltd. Class A	229,750	699,852
Security Description	Shares	Value
Maxscend Microelectronics Co. Ltd. Class A	33,696	$335,730
MeiG Smart Technology Co. Ltd. Class A	76,400	494,888
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	539,760	387,311
Meitu, Inc. (c)	4,197,000	4,827,887
Meituan Class B (a) (c)	6,108,627	97,504,581
Mesnac Co. Ltd. Class A	170,000	210,983
Metallurgical Corp. of China Ltd. Class A	1,757,700	731,235
Metallurgical Corp. of China Ltd. Class H	2,622,000	541,101
Microport Scientific Corp. (a) (b)	831,037	927,374
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	23,525	175,112
Ming Yang Smart Energy Group Ltd. Class A	217,700	349,200
Ming Yuan Cloud Group Holdings Ltd.	372,000	131,266
MINISO Group Holding Ltd. ADR (b)	118,360	2,156,519
Minmetals Development Co. Ltd. Class A (a)	161,000	173,741
Minth Group Ltd.	250,000	713,376
Miracll Chemicals Co. Ltd. Class A	48,880	117,233
MMG Ltd. (a)	2,368,799	1,155,732
Montage Technology Co. Ltd. Class A	257,299	2,945,425
Montnets Cloud Technology Group Co. Ltd. Class A (a)	544,300	1,135,993
Morimatsu International Holdings Co. Ltd.	167,000	128,494
Motic Xiamen Electric Group Co. Ltd. Class A (a)	65,400	147,724
Muyuan Foods Co. Ltd. Class A	814,484	4,776,735
Nancal Technology Co. Ltd. Class A (a)	77,848	351,249
NanJi E-Commerce Co. Ltd. Class A	858,400	475,747
Nanjing Vazyme Biotech Co. Ltd. Class A	31,018	97,993
Nantong Jianghai Capacitor Co. Ltd. Class A	235,400	673,355
Nanya New Material Technology Co. Ltd. Class A	91,010	569,198
NARI Technology Co. Ltd. Class A	753,779	2,358,207
National Silicon Industry Group Co. Ltd. Class A	186,898	488,435
Nations Technologies, Inc. Class A (a)	358,200	1,280,152
NAURA Technology Group Co. Ltd. Class A	72,505	4,476,025
NavInfo Co. Ltd. Class A (a)	284,700	339,423

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
NBTM New Materials Group Co. Ltd. Class A	285,948	$811,959
NetEase, Inc.	2,409,080	64,753,615
New China Life Insurance Co. Ltd. Class H (b)	1,420,500	7,735,844
New Hope Liuhe Co. Ltd. Class A (a)	820,500	1,074,428
New Horizon Health Ltd. (a) (b) (c) (d)	115,500	104,024
New Oriental Education & Technology Group, Inc.	1,997,310	10,724,410
New Trend International Logis-Tech Co. Ltd. Class A	56,405	94,964
Neway Valve Suzhou Co. Ltd. Class A	50,000	217,572
Newland Digital Technology Co. Ltd. Class A	807,720	3,651,183
Ninestar Corp. Class A (a)	26,600	85,187
Ningbo Deye Technology Co. Ltd. Class A	140,310	1,031,491
Ningbo Energy Group Co. Ltd. Class A	901,400	558,723
Ningbo Haitian Precision Machinery Co. Ltd. Class A	51,881	138,337
Ningbo Hengshuai Co. Ltd. Class A	43,400	405,818
Ningbo Jifeng Auto Parts Co. Ltd. Class A (a)	98,700	179,676
Ningbo Joyson Electronic Corp. Class A	33,300	81,075
Ningbo Orient Wires & Cables Co. Ltd. Class A	49,800	359,501
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	85,889	267,626
Ningbo Sanxing Medical Electric Co. Ltd. Class A	280,700	878,565
Ningbo Shanshan Co. Ltd. Class A (a)	197,100	260,300
Ningbo Sunrise Elc Technology Co. Ltd. Class A	39,800	92,344
Ningbo Tuopu Group Co. Ltd. Class A	297,495	1,962,354
Ningbo Xusheng Group Co. Ltd. Class A	204,912	373,314
Ningbo Yongxin Optics Co. Ltd. Class A	10,500	128,041
Ningbo Yunsheng Co. Ltd. Class A	218,500	331,266
Ningbo Zhenyu Technology Co. Ltd. Class A	35,700	505,112
Ningxia Baofeng Energy Group Co. Ltd. Class A	331,500	746,935
Ningxia Western Venture Industrial Co. Ltd. Class A (a)	227,500	161,975
NIO, Inc. ADR (a) (b)	1,829,341	6,274,640
Niu Technologies ADR (a) (b)	28,405	95,441
Noah Holdings Ltd. ADR (b)	24,175	288,649
Security Description	Shares	Value
Nongfu Spring Co. Ltd. Class H (b) (c)	2,195,200	$11,213,697
North Copper Co. Ltd. Class A (a)	831,000	1,259,873
Northeast Securities Co. Ltd. Class A	241,100	256,813
Novogene Co. Ltd. Class A	43,198	85,152
Novoray Corp. Class A	32,696	212,476
NYOCOR Co. Ltd. Class A	733,800	556,254
OFILM Group Co. Ltd. Class A (a)	223,900	370,398
OmniVision Integrated Circuits Group, Inc. Class A	191,604	3,414,455
Oppein Home Group, Inc. Class A	18,620	146,737
OPT Machine Vision Tech Co. Ltd. Class A	7,099	94,764
Orient Securities Co. Ltd. Class A	1,247,356	1,685,628
Ourpalm Co. Ltd. Class A (a)	156,800	132,871
Ovctek China, Inc. Class A	73,300	156,257
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	524,600	187,484
PDD Holdings, Inc. ADR (a)	838,385	87,745,374
Peijia Medical Ltd. (a) (c)	149,000	122,806
Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (a)	1,197,300	60,173
People.cn Co. Ltd. Class A	315,100	889,018
People's Insurance Co. Group of China Ltd. Class H	11,308,000	8,599,842
Perfect World Co. Ltd. Class A	564,650	1,195,806
PetroChina Co. Ltd. Class A	4,313,900	5,149,110
PetroChina Co. Ltd. Class H	29,045,988	24,975,850
Pharmaron Beijing Co. Ltd. Class A (a)	473,175	1,621,035
Phenix Optical Co. Ltd. Class A (a)	96,000	286,265
PhiChem Corp. Class A	43,000	119,879
PICC Property & Casualty Co. Ltd. Class H	10,569,102	20,465,013
Ping An Bank Co. Ltd. Class A	1,463,900	2,466,690
Ping An Insurance Group Co. of China Ltd. Class A	859,630	6,658,003
Ping An Insurance Group Co. of China Ltd. Class H (b)	8,225,420	52,234,037
Piotech, Inc. Class A	30,686	658,474
PNC Process Systems Co. Ltd. Class A	42,415	147,973
POCO Holding Co. Ltd. Class A	54,432	352,665
Poly Developments & Holdings Group Co. Ltd. Class A	882,900	998,372
Poly Property Group Co. Ltd. (b)	2,661,198	511,899
Pop Mart International Group Ltd. (c)	1,036,800	35,211,577
Postal Savings Bank of China Co. Ltd. Class A	181,700	138,752

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Postal Savings Bank of China Co. Ltd. Class H (c)	9,245,000	$6,453,834
Power Construction Corp. of China Ltd. Class A	842,000	572,449
Primarius Technologies Co. Ltd. Class A (a)	128,647	522,264
Puxin Ltd. ADR (a) (d)	1,690	—
Puya Semiconductor Shanghai Co. Ltd. Class A	65,672	579,420
Pylon Technologies Co. Ltd. Class A	21,175	133,261
Qianhe Condiment & Food Co. Ltd. Class A (a)	502,265	814,069
Qifu Technology, Inc. ADR (b)	130,587	5,662,252
Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A (a)	66,000	110,750
Qingdao Gaoce Technology Co. Ltd. Class A	206,151	206,636
Qingdao Gon Technology Co. Ltd. Class A	267,400	985,884
Qingdao Haier Biomedical Co. Ltd. Class A	39,614	170,829
Qingdao Hanhe Cable Co. Ltd. Class A	1,381,200	651,732
Qingdao TGOOD Electric Co. Ltd. Class A (a)	51,400	171,999
Qingdao Tianneng Heavy Industries Co. Ltd. Class A (a)	236,300	188,033
Qingdao Yunlu Advanced Materials Technology Co. Ltd. Class A	29,763	384,588
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	246,600	587,999
Quectel Wireless Solutions Co. Ltd. Class A	32,398	388,062
Qutoutiao, Inc. ADR (a)	1,218	54
R&G PharmaStudies Co. Ltd. Class A	23,200	154,847
Range Intelligent Computing Technology Group Co. Ltd. Class A	56,900	393,438
Raytron Technology Co. Ltd. Class A	96,801	942,178
Remegen Co. Ltd. Class A (a)	76,823	648,847
Remegen Co. Ltd. Class H (a) (b) (c)	51,500	357,220
Rigol Technologies Co. Ltd. Class A (a)	23,301	116,031
Risen Energy Co. Ltd. Class A (a)	230,300	308,003
Rising Nonferrous Metals Share Co. Ltd. Class A (a)	51,200	379,685
Riyue Heavy Industry Co. Ltd. Class A	44,400	78,658
RLX Technology, Inc. ADR (b)	1,059,541	2,341,586
RoboTechnik Intelligent Technology Co. Ltd. Class A	16,100	337,075
Security Description	Shares	Value
Rockchip Electronics Co. Ltd. Class A	44,200	$937,048
RongFa Nuclear Equipment Co. Ltd. Class A (a)	215,300	246,765
Rongsheng Petrochemical Co. Ltd. Class A	849,300	981,719
Roshow Technology Co. Ltd. Class A (a)	218,200	229,375
Ruijie Networks Co. Ltd. Class A	32,918	282,437
Sai Micro Electronics, Inc. Class A (a)	47,600	114,230
SAIC Motor Corp. Ltd. Class A	595,800	1,334,970
Sailun Group Co. Ltd. Class A	1,920,932	3,518,372
Sangfor Technologies, Inc. Class A	19,261	253,241
Sanhe Tongfei Refrigeration Co. Ltd. Class A	28,200	196,447
Sany Heavy Industry Co. Ltd. Class A	1,119,900	2,806,336
Satellite Chemical Co. Ltd. Class A	1,010,825	2,445,516
Sealand Securities Co. Ltd. Class A	1,679,940	966,244
Seazen Group Ltd. (a) (b)	511,238	151,743
Semitronix Corp. Class A	10,900	85,579
Sensteed Hi-tech Group Class A (a)	1,123,100	359,046
Seres Group Co. Ltd. Class A	70,498	1,321,945
SF Holding Co. Ltd. Class A	497,600	3,387,194
SG Micro Corp. Class A	46,199	469,333
Shaanxi Coal Industry Co. Ltd. Class A	1,082,600	2,907,830
Shaanxi Huaqin Technology Industry Co. Ltd. Class A	9,585	80,968
Shaanxi International Trust Co. Ltd. Class A	1,091,000	543,737
Shaanxi Lighte Optoelectronics Material Co. Ltd. Class A	168,433	581,262
Shaanxi Sirui Advanced Materials Co. Ltd. Class A	253,954	477,904
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	247,850	230,441
Shandong Gold Mining Co. Ltd. Class A	1,131,580	5,044,059
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	544,100	4,498,245
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	35,300	106,790
Shandong Humon Smelting Co. Ltd. Class A	246,100	405,405
Shandong Linglong Tyre Co. Ltd. Class A	524,600	1,074,371
Shandong Pharmaceutical Glass Co. Ltd. Class A	202,364	625,470
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	2,260,800	1,759,680

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	515,492	$1,073,709
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	283,240	323,052
Shanghai Acrel Co. Ltd. Class A	34,200	107,759
Shanghai Aiko Solar Energy Co. Ltd. Class A (a)	178,900	327,173
Shanghai Anlogic Infotech Co. Ltd. Class A (a)	67,984	268,020
Shanghai Aohua Photoelectricity Endoscope Co. Ltd. Class A	15,802	108,095
Shanghai AtHub Co. Ltd. Class A	589,478	2,102,589
Shanghai Awinic Technology Co. Ltd. Class A	27,054	257,580
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	515,836	1,844,239
Shanghai Baolong Automotive Corp. Class A	40,500	220,899
Shanghai Baosight Software Co. Ltd. Class A	496,020	1,635,592
Shanghai Baosight Software Co. Ltd. Class B	2,668,456	3,615,758
Shanghai Baosteel Packaging Co. Ltd. Class A	183,000	121,861
Shanghai Belling Co. Ltd. Class A	256,500	1,226,433
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	13,944	256,293
Shanghai Bright Power Semiconductor Co. Ltd. Class A	22,340	273,919
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	3,887,520	2,371,387
Shanghai Daimay Automotive Interior Co. Ltd. Class A	1,394,884	1,108,017
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	792,100	431,261
Shanghai Electric Group Co. Ltd. Class H (a) (b)	11,396,077	4,180,981
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	510,174	718,630
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	317,100	1,110,690
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	144,500	310,721
Shanghai Fudan Microelectronics Group Co. Ltd. Class A (a)	90,921	625,378
Shanghai Fudan Microelectronics Group Co. Ltd. Class H (a) (b)	174,000	662,752
Shanghai Fullhan Microelectronics Co. Ltd. Class A	65,663	448,072
Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A (a)	25,500	81,308
Shanghai Gentech Co. Ltd. Class A	65,585	310,568
Security Description	Shares	Value
Shanghai Geoharbour Construction Group Co. Ltd. Class A (a)	29,900	$89,201
Shanghai Haohai Biological Technology Co. Ltd. Class A	21,269	152,143
Shanghai Haoyuan Chemexpress Co. Ltd. Class A	65,216	440,197
Shanghai Henlius Biotech, Inc. Class H (a) (c)	86,100	579,118
Shanghai Huafon Aluminium Corp. Class A	72,400	160,605
Shanghai Huayi Group Co. Ltd. Class B	435,700	226,564
Shanghai International Airport Co. Ltd. Class A	275,500	1,221,897
Shanghai International Port Group Co. Ltd. Class A	1,997,100	1,591,959
Shanghai Jinjiang International Hotels Co. Ltd. Class B	537,900	772,424
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,827,866	1,475,088
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	166,532	789,982
Shanghai Liangxin Electrical Co. Ltd. Class A	259,780	323,132
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	236,300	292,276
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,224,768	557,269
Shanghai M&G Stationery, Inc. Class A	273,181	1,105,591
Shanghai Medicilon, Inc. Class A (a)	22,810	114,414
Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	23,753	293,201
Shanghai MicroPort MedBot Group Co. Ltd. (a)	148,500	305,702
Shanghai Moons' Electric Co. Ltd. Class A	209,316	1,679,344
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	556,700	1,389,584
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	558,200	831,967
Shanghai Pudong Development Bank Co. Ltd. Class A	2,054,600	3,981,188
Shanghai Putailai New Energy Technology Co. Ltd. Class A	187,220	490,844
Shanghai RAAS Blood Products Co. Ltd. Class A	811,200	778,002
Shanghai Runda Medical Technology Co. Ltd. Class A	300,000	739,619
Shanghai Sanyou Medical Co. Ltd. Class A (a)	91,148	244,693

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	49,100	$265,956
Shanghai Stonehill Technology Co. Ltd. Class A (a)	1,357,700	1,067,107
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	237,600	362,546
Shanghai Wanye Enterprises Co. Ltd. Class A	278,440	539,532
Shanghai Yaoji Technology Co. Ltd. Class A	70,900	276,151
Shanghai Yizhong Pharmaceutical Co. Ltd. Class A (a)	17,608	114,992
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	803,188	622,309
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	257,800	924,937
Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,116,100	1,064,191
Shannon Semiconductor Technology Co. Ltd. Class A	94,100	468,060
Shanxi Blue Flame Holding Co. Ltd. Class A	171,700	173,782
Shanxi Coking Coal Energy Group Co. Ltd. Class A	219,900	196,472
Shanxi Guoxin Energy Corp. Ltd. Class A (a)	434,760	165,088
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	502,600	740,237
Shanxi Meijin Energy Co. Ltd. Class A (a)	528,100	318,490
Shanxi Securities Co. Ltd. Class A	249,930	203,764
Shanxi Taigang Stainless Steel Co. Ltd. Class A (a)	525,200	263,218
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	118,520	2,918,512
Sharetronic Data Technology Co. Ltd. Class A	42,840	514,691
Shengda Resources Co. Ltd. Class A	255,200	530,483
Shenghe Resources Holding Co. Ltd. Class A	61,200	112,521
Shengyi Electronics Co. Ltd. Class A	204,709	1,463,197
Shengyi Technology Co. Ltd. Class A	563,900	2,373,479
Shennan Circuits Co. Ltd. Class A	30,758	462,928
Shenwan Hongyuan Group Co. Ltd. Class A	1,112,600	779,720
Shenyang Jinbei Automotive Co. Ltd. Class A (a)	659,100	486,747
Shenzhen Agricultural Power Group Co. Ltd. Class A	1,101,400	982,521
Security Description	Shares	Value
Shenzhen Baoming Technology Co. Ltd. Class A (a)	18,000	$159,969
Shenzhen BSC Technology Co. Ltd. Class A	22,330	106,925
Shenzhen Capchem Technology Co. Ltd. Class A	22,680	111,450
Shenzhen CECport Technologies Co. Ltd. Class A	80,700	206,280
Shenzhen Changhong Technology Co. Ltd. Class A	62,800	107,923
Shenzhen Click Technology Co. Ltd. Class A	79,700	144,421
Shenzhen Das Intellitech Co. Ltd. Class A	1,965,637	922,016
Shenzhen Desay Battery Technology Co. Class A	47,270	150,194
Shenzhen Dynanonic Co. Ltd. Class A (a)	24,360	112,292
Shenzhen Energy Group Co. Ltd. Class A	197,400	175,818
Shenzhen Envicool Technology Co. Ltd. Class A	369,799	1,533,784
Shenzhen Expressway Corp. Ltd. Class H (a) (b)	4,509,732	3,935,244
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	827,600	1,529,693
Shenzhen Fortune Trend Technology Co. Ltd. Class A	25,044	401,786
Shenzhen FRD Science & Technology Co. Ltd. Class A	274,100	811,607
Shenzhen Gongjin Electronics Co. Ltd. Class A (a)	566,400	891,134
Shenzhen H&T Intelligent Control Co. Ltd. Class A	554,800	1,794,562
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A (a)	290,400	482,841
Shenzhen Honor Electronic Co. Ltd. Class A	15,400	271,961
Shenzhen Injoinic Technology Co. Ltd. Class A	207,427	534,845
Shenzhen Inovance Technology Co. Ltd. Class A	383,258	3,454,761
Shenzhen International Holdings Ltd.	1,768,218	1,743,440
Shenzhen Investment Ltd. (a) (b)	5,142,326	583,015
Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	172,400	281,110
Shenzhen Jinjia Group Co. Ltd. Class A	512,500	291,911
Shenzhen Kaifa Technology Co. Ltd. Class A	297,200	777,525
Shenzhen Kangtai Biological Products Co. Ltd. Class A	59,840	126,895
Shenzhen Kedali Industry Co. Ltd. Class A	33,300	526,104

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	272,500	$721,655
Shenzhen Kinwong Electronic Co. Ltd. Class A	21,420	125,114
Shenzhen Kstar Science & Technology Co. Ltd. Class A	68,500	216,024
Shenzhen Lifotronic Technology Co. Ltd. Class A	86,789	156,539
Shenzhen Longsys Electronics Co. Ltd. Class A	8,300	101,375
Shenzhen Manst Technology Co. Ltd. Class A	26,640	231,696
Shenzhen Megmeet Electrical Co. Ltd. Class A	271,000	1,896,922
Shenzhen Microgate Technology Co. Ltd. Class A	196,700	294,920
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	60,722	1,905,205
Shenzhen Minglida Precision Technology Co. Ltd. Class A (a)	67,600	175,060
Shenzhen MTC Co. Ltd. Class A	2,890,300	1,767,311
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (a)	2,232,562	754,249
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	27,230	215,615
Shenzhen Qingyi Photomask Ltd. Class A	108,969	413,626
Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	21,024	109,036
Shenzhen SC New Energy Technology Corp. Class A	116,401	882,374
Shenzhen SED Industry Co. Ltd. Class A	82,500	232,995
Shenzhen Sunlord Electronics Co. Ltd. Class A	258,100	1,013,210
Shenzhen Sunnypol Optoelectronics Co. Ltd. Class A	35,200	123,785
Shenzhen Tagen Group Co. Ltd. Class A	521,000	257,476
Shenzhen Techwinsemi Technology Co. Ltd. Class A (a)	33,826	558,828
Shenzhen Topband Co. Ltd. Class A	214,100	412,768
Shenzhen Transsion Holdings Co. Ltd. Class A	92,792	1,032,440
Shenzhen TXD Technology Co. Ltd. Class A	51,200	102,212
Shenzhen United Winners Laser Co. Ltd. Class A	61,940	176,313
Shenzhen Xinyichang Technology Co. Ltd. Class A	17,617	125,085
Shenzhen YHLO Biotech Co. Ltd. Class A	60,532	123,292
Security Description	Shares	Value
Shenzhen Yinghe Technology Co. Ltd. Class A	67,000	$215,129
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	34,400	112,471
Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	54,600	824,357
Shenzhou International Group Holdings Ltd.	1,074,400	7,637,136
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (a)	551,200	1,694,425
Shijiazhuang Shangtai Technology Co. Ltd. Class A	34,800	236,886
Shoucheng Holdings Ltd. (b)	720,400	146,833
Shuangliang Eco-Energy Systems Co. Ltd. Class A (a)	191,002	128,523
SICC Co. Ltd. Class A (a)	34,182	279,396
Sichuan Gold Co. Ltd. Class A	47,100	159,320
Sichuan Hebang Biotechnology Co. Ltd. Class A	1,610,700	393,504
Sichuan Hongda Co. Ltd. Class A (a)	577,400	703,699
Sichuan Injet Electric Co. Ltd. Class A	24,500	156,820
Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	28,200	71,886
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	26,500	132,886
Sichuan New Energy Power Co. Ltd. Class A	59,900	82,117
Sichuan Swellfun Co. Ltd. Class A	21,800	129,769
Sieyuan Electric Co. Ltd. Class A (a)	279,100	2,840,815
Siglent Technologies Co. Ltd. Class A	37,504	193,563
Sihuan Pharmaceutical Holdings Group Ltd. (b)	1,581,000	223,555
Silergy Corp. (b)	245,820	2,991,545
Sineng Electric Co. Ltd. Class A (a)	206,228	879,538
Sino Wealth Electronic Ltd. Class A (a)	29,887	101,054
Sinocare, Inc. Class A	219,000	690,647
Sinocelltech Group Ltd. Class A (a)	64,400	538,079
Sinoma Science & Technology Co. Ltd. Class A	811,493	2,209,100
Sinomine Resource Group Co. Ltd. Class A (a)	266,444	1,196,239
Sino-Ocean Group Holding Ltd. (a) (b)	9,829,980	110,196
Sinopec Shanghai Petrochemical Co. Ltd. Class H	10,640,600	1,721,473
Sinopharm Group Co. Ltd. Class H	2,247,200	5,261,597
Sino-Platinum Metals Co. Ltd. Class A	334,979	725,313

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Sinotrans Ltd. Class H	8,157,024	$4,135,663
Sinotruk Hong Kong Ltd.	110,500	322,350
Sinotruk Jinan Truck Co. Ltd. Class A	305,760	750,405
Sipai Health Technology Co. Ltd. (a) (b)	150,400	88,899
SITC International Holdings Co. Ltd.	2,285,000	7,320,732
Skshu Paint Co. Ltd. Class A	434,962	2,237,612
Skyworth Digital Co. Ltd. Class A	829,400	1,363,971
Smoore International Holdings Ltd. (b) (c)	2,560,000	5,948,331
Sohu.com Ltd. ADR (a) (b)	16,528	219,988
SooChow Securities Co. Ltd. Class A	277,030	338,400
Southern Publishing & Media Co. Ltd. Class A	186,248	406,653
Southwest Securities Co. Ltd. Class A	1,127,500	684,702
StarPower Semiconductor Ltd. Class A	13,440	152,484
STO Express Co. Ltd. Class A	270,579	403,801
Sumavision Technologies Co. Ltd. Class A	171,000	139,652
Sun Art Retail Group Ltd.	2,427,500	708,150
Sunac China Holdings Ltd. (a) (b)	2,937,000	535,020
Sunac Services Holdings Ltd. (c)	315,000	69,420
Sungrow Power Supply Co. Ltd. Class A	355,434	3,362,733
Suning Universal Co. Ltd. Class A	742,600	224,963
Sunny Optical Technology Group Co. Ltd.	1,117,500	9,872,436
Sunresin New Materials Co. Ltd. Class A	47,700	334,952
Sunrise Group Co. Ltd. Class A	751,856	584,636
Sunward Intelligent Equipment Co. Ltd. Class A	520,800	601,274
Sunwoda Electronic Co. Ltd. Class A	249,700	699,271
Suzhou Anjie Technology Co. Ltd. Class A	267,600	505,826
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	297,700	1,569,718
Suzhou Everbright Photonics Co. Ltd. Class A (a)	36,686	295,715
Suzhou Good-Ark Electronics Co. Ltd. Class A	218,781	297,790
Suzhou Hengmingda Electronic Technology Co. Ltd. Class A	37,500	173,754
Suzhou HYC Technology Co. Ltd. Class A (a)	54,911	193,714
Suzhou Maxwell Technologies Co. Ltd. Class A	20,704	201,053
Security Description	Shares	Value
Suzhou Novosense Microelectronics Co. Ltd. Class A (a)	33,558	$817,453
Suzhou Oriental Semiconductor Co. Ltd. Class A	34,911	201,040
Suzhou Recodeal Interconnect System Co. Ltd. Class A	27,779	190,800
Suzhou Secote Precision Electronic Co. Ltd. Class A	61,320	290,543
Suzhou Shijing Environmental Technology Co. Ltd. Class A (a)	43,540	106,675
Suzhou SLAC Precision Equipment Co. Ltd. Class A	666,600	1,415,437
Suzhou TFC Optical Communication Co. Ltd. Class A	74,088	825,780
Suzhou TZTEK Technology Co. Ltd. Class A (a)	83,492	535,000
Suzhou Wanxiang Technology Co. Ltd. Class A	98,700	202,963
Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A (a)	62,420	936,847
SVG Optronics Co. Ltd. Class A (a)	27,988	88,420
Taiji Computer Corp. Ltd. Class A	286,536	936,833
TAL Education Group ADR (a)	579,425	5,921,723
Talkweb Information System Co. Ltd. Class A (a)	98,300	424,727
Tangrenshen Group Co. Ltd. Class A (a)	532,200	353,653
Tayho Advanced Materials Group Co. Ltd. Class A	537,200	808,445
TBEA Co. Ltd. Class A	290,220	483,352
TCL Technology Group Corp. Class A (a)	2,191,100	1,324,482
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	637,325	683,311
Telling Telecommunication Holding Co. Ltd. Class A	51,300	73,120
Tencent Holdings Ltd.	7,817,994	500,949,170
Tencent Music Entertainment Group ADR (b)	689,490	13,438,160
Three's Co. Media Group Co. Ltd. Class A	42,873	176,145
Thunder Software Technology Co. Ltd. Class A	19,500	155,768
Tiangong International Co. Ltd. (b)	280,000	71,694
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A (a)	23,800	69,807
Tianjin Capital Environmental Protection Group Co. Ltd. Class A	226,700	188,939
Tianli International Holdings Ltd.	2,300,000	1,330,191

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Tianma Microelectronics Co. Ltd. Class A (a)	241,700	$287,483
Tianneng Power International Ltd. (b)	288,000	230,767
Tianqi Lithium Corp. Class A (a)	513,474	2,296,714
Tianshan Aluminum Group Co. Ltd. Class A	938,500	1,088,758
TianShan Material Co. Ltd. Class A (a)	243,000	157,406
Tianshui Huatian Technology Co. Ltd. Class A	307,100	433,009
Tianyu Digital Technology Dalian Group Co. Ltd. Class A (a)	198,700	176,144
Time Publishing & Media Co. Ltd. Class A	119,640	148,983
Tingyi Cayman Islands Holding Corp.	4,571,020	6,696,399
Titan Wind Energy Suzhou Co. Ltd. Class A	1,104,889	1,101,318
TKD Science & Technology Co. Ltd. Class A	50,660	103,821
Tofflon Science & Technology Group Co. Ltd. Class A	73,900	137,109
Tongcheng Travel Holdings Ltd.	992,000	2,474,313
TongFu Microelectronics Co. Ltd. Class A	649,044	2,321,396
Tongling Jingda Special Magnet Wire Co. Ltd. Class A	150,500	156,317
Tongwei Co. Ltd. Class A (a)	601,000	1,405,352
Top Energy Co. Ltd. Class A	96,517	79,901
Topchoice Medical Corp. Class A	41,317	238,103
Topsec Technologies Group, Inc. Class A	515,300	553,920
Topsports International Holdings Ltd. (c)	2,200,000	857,580
Toread Holdings Group Co. Ltd. Class A	198,538	236,422
Transfar Zhilian Co. Ltd. Class A	217,900	169,741
TravelSky Technology Ltd. Class H	2,391,514	3,198,840
Trina Solar Co. Ltd. Class A (a)	215,611	437,353
Trip.com Group Ltd.	614,858	35,716,592
TRS Information Technology Corp. Ltd. Class A (a)	37,900	97,565
Tsingtao Brewery Co. Ltd. Class A	314,844	3,052,995
Tsingtao Brewery Co. Ltd. Class H	274,000	1,788,853
Tuya, Inc. ADR	61,277	141,550
Unigroup Guoxin Microelectronics Co. Ltd. Class A	174,859	1,607,702
Uni-President China Holdings Ltd.	145,000	175,478
Unisplendour Corp. Ltd. Class A	306,376	1,026,079
Universal Scientific Industrial Shanghai Co. Ltd. Class A	279,800	571,463
Up Fintech Holding Ltd. ADR (a)	121,850	1,175,852
Valiant Co. Ltd. Class A	561,300	901,916
Security Description	Shares	Value
Vanchip Tianjin Technology Co. Ltd. Class A	56,221	$243,386
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	75,134	1,012,185
Victory Giant Technology Huizhou Co. Ltd. Class A	67,400	1,264,417
Vipshop Holdings Ltd. ADR	386,576	5,817,969
Visionox Technology, Inc. Class A (a)	216,400	292,737
Visual China Group Co. Ltd. Class A	284,500	799,904
Vnet Group, Inc. ADR (a)	111,013	765,990
Walvax Biotechnology Co. Ltd. Class A	252,500	387,748
Wangneng Environment Co. Ltd. Class A	267,510	627,028
Wanhua Chemical Group Co. Ltd. Class A	286,200	2,167,931
Want Want China Holdings Ltd.	8,868,976	6,191,336
Wasu Media Holding Co. Ltd. Class A	517,700	573,845
Wcon Electronics Guangdong Co. Ltd. Class A	32,800	193,004
Weaver Network Technology Co. Ltd. Class A	23,800	185,067
Weibo Corp. ADR (b)	61,435	585,476
Weichai Power Co. Ltd. Class A	2,973,788	6,385,020
Weichai Power Co. Ltd. Class H	2,469,000	5,013,485
Weimob, Inc. (a) (b) (c)	2,545,000	586,809
Wellhope Foods Co. Ltd. Class A	508,600	586,479
Wencan Group Co. Ltd. Class A	49,500	144,288
Wens Foodstuff Group Co. Ltd. Class A	240,000	572,262
Wenzhou Yihua Connector Co. Ltd. Class A	33,100	179,244
West China Cement Ltd. (b)	5,194,000	999,101
Western Region Gold Co. Ltd. Class A	196,044	556,947
Western Superconducting Technologies Co. Ltd. Class A	32,737	237,102
Willfar Information Technology Co. Ltd. Class A	37,626	194,613
WINBO-Dongjian Automotive Technology Co. Ltd. Class A	104,300	162,497
Windey Energy Technology Group Co. Ltd. Class A	78,700	141,510
Wingtech Technology Co. Ltd. Class A	236,172	1,105,498
Winning Health Technology Group Co. Ltd. Class A	312,500	462,436
Wolong Electric Group Co. Ltd. Class A	330,800	912,994
Wondershare Technology Group Co. Ltd. Class A (a)	22,514	195,025
Wuhan Dr. Laser Technology Corp. Ltd. Class A	33,689	250,252
Wuhan Guide Infrared Co. Ltd. Class A (a)	1,462,511	2,092,758

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Wuhan Jingce Electronic Group Co. Ltd. Class A (a)	21,400	$181,073
Wuliangye Yibin Co. Ltd. Class A	551,675	9,157,167
WUS Printed Circuit Kunshan Co. Ltd. Class A	315,150	1,873,350
WuXi AppTec Co. Ltd. Class A	574,699	5,579,991
WuXi AppTec Co. Ltd. Class H (b) (c)	345,600	3,462,604
Wuxi Autowell Technology Co. Ltd. Class A	52,278	242,592
Wuxi Biologics Cayman, Inc. (a) (c)	4,518,500	14,764,271
Wuxi Boton Technology Co. Ltd. Class A (a)	33,900	118,456
Wuxi Chipown Micro-Electronics Ltd. Class A	41,275	321,642
Wuxi DK Electronic Materials Co. Ltd. Class A	31,500	192,743
Wuxi ETEK Microelectronics Co. Ltd. Class A	62,692	349,643
Wuxi Lead Intelligent Equipment Co. Ltd. Class A	175,500	608,835
Wuxi NCE Power Co. Ltd. Class A	58,212	249,811
Wuxi Taiji Industry Ltd. Co. Class A	201,300	184,912
Wuxi Xinje Electric Co. Ltd. Class A	20,900	163,596
XD, Inc.	441,000	2,710,605
XGD, Inc. Class A	356,600	1,768,775
Xiamen Amoytop Biotech Co. Ltd. Class A	29,715	299,135
Xiamen C & D, Inc. Class A	207,700	300,685
Xiamen Changelight Co. Ltd. Class A	115,900	187,203
Xiamen Faratronic Co. Ltd. Class A	16,312	248,421
Xiamen Jihong Technology Co. Ltd. Class A	70,400	140,148
Xiamen Kingdomway Group Co. Class A	257,100	734,351
Xi'an Sinofuse Electric Co. Ltd. Class A	21,016	233,686
Xi'an Tian He Defense Technology Co. Ltd. Class A (a)	80,000	162,052
Xi'an Triangle Defense Co. Ltd. Class A	23,800	89,244
Xiangcai Co. Ltd. Class A (a)	66,400	92,975
Xiangtan Electrochemical Scientific Co. Ltd. Class A	65,800	133,471
Xiaomi Corp. Class B (a) (c)	20,740,000	158,390,191
Xilinmen Furniture Co. Ltd. Class A	263,800	643,742
Xingtong Shipping Co. Ltd. Class A	69,040	149,585
Xinhua Winshare Publishing & Media Co. Ltd. Class A	310,680	631,930
Security Description	Shares	Value
Xinhuanet Co. Ltd. Class A	237,900	$795,087
Xinte Energy Co. Ltd. Class H (a) (b)	139,600	94,786
Xinxiang Richful Lube Additive Co. Ltd. Class A	27,550	222,111
Xinyi Glass Holdings Ltd. (b)	5,444,331	5,229,332
Xinyi Solar Holdings Ltd. (b)	5,906,876	1,873,646
Xinzhi Group Co. Ltd. Class A (a)	70,800	182,556
Xizang Zhufeng Resources Co. Ltd. Class A (a)	53,900	83,448
Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	79,400	124,590
XPeng, Inc. Class A (a) (b)	1,353,430	12,172,249
Xtep International Holdings Ltd.	1,513,358	1,085,376
Xuji Electric Co. Ltd. Class A	229,000	695,969
Yadea Group Holdings Ltd. (b) (c)	649,204	1,038,726
Yangling Metron New Material, Inc. Class A	32,500	92,239
Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	41,000	297,062
Yangzijiang Shipbuilding Holdings Ltd.	1,344,900	2,344,190
Yankuang Energy Group Co. Ltd. Class H (b)	4,685,386	4,661,511
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	812,412	1,632,049
Yantai Eddie Precision Machinery Co. Ltd. Class A	572,929	1,398,900
Yatsen Holding Ltd. ADR (a)	56,872	548,246
Yeahka Ltd. (a) (b)	136,400	228,665
Yealink Network Technology Corp. Ltd. Class A	28,903	140,255
YGSOFT, Inc. Class A	1,990,177	1,653,121
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (a) (b) (c)	74,000	139,893
Yidu Tech, Inc. (a) (b) (c)	509,200	376,873
Yifeng Pharmacy Chain Co. Ltd. Class A	103,695	354,232
Yihai International Holding Ltd. (b)	250,000	442,675
Yinbang Clad Material Co. Ltd. Class A (a)	458,500	704,090
Yixintang Pharmaceutical Group Co. Ltd. Class A	33,900	77,330
Yizumi Holdings Co. Ltd. Class A	48,800	137,275
Yonfer Agricultural Technology Co. Ltd. Class A	595,400	1,149,548
YongXing Special Materials Technology Co. Ltd. Class A	26,650	118,124
Yonyou Network Technology Co. Ltd. Class A (a)	608,270	1,135,334
Yotrio Group Co. Ltd. Class A	1,636,630	836,233
Youngy Co. Ltd. Class A (a)	17,200	73,572

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Youzu Interactive Co. Ltd. Class A	294,000	$497,856
YTO Express Group Co. Ltd. Class A	850,400	1,530,284
Yuexiu Property Co. Ltd. (b)	3,572,600	1,956,966
Yum China Holdings, Inc.	536,602	23,991,475
YUNDA Holding Group Co. Ltd. Class A	1,163,288	1,088,073
Yuneng Technology Co. Ltd. Class A	17,079	102,453
Yunnan Aluminium Co. Ltd. Class A	631,700	1,409,236
Yunnan Baiyao Group Co. Ltd. Class A	37,100	288,952
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	10,600	65,437
Yunnan Energy New Material Co. Ltd. Class A (a)	36,683	149,996
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	594,700	1,652,140
Yunnan Tin Co. Ltd. Class A	54,400	116,195
Yunnan Yuntianhua Co. Ltd. Class A	53,700	164,703
Yusys Technologies Co. Ltd. Class A	28,320	119,754
Yutong Heavy Industries Co. Ltd. Class A	167,600	277,027
Zai Lab Ltd. (a) (b)	980,390	3,428,243
Zangge Mining Co. Ltd. Class A	63,200	376,475
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	15,400	430,000
Zhaojin Mining Industry Co. Ltd. Class H	1,091,500	2,836,510
Zhefu Holding Group Co. Ltd. Class A	2,312,200	994,196
Zhejiang Akcome New Energy Technology Co. Ltd. (a)	599,000	30,940
Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	487,326	751,758
Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	99,764	121,447
Zhejiang Cfmoto Power Co. Ltd. Class A	15,224	460,132
Zhejiang China Commodities City Group Co. Ltd. Class A	174,900	504,936
Zhejiang Chint Electrics Co. Ltd. Class A	219,500	694,676
Zhejiang Communications Technology Co. Ltd. Class A	739,340	408,729
Zhejiang Crystal-Optech Co. Ltd. Class A	563,900	1,572,085
Zhejiang Dahua Technology Co. Ltd. Class A	576,407	1,277,838
Zhejiang Daily Digital Culture Group Co. Ltd. Class A	78,900	152,444
Security Description	Shares	Value
Zhejiang Dingli Machinery Co. Ltd. Class A	108,100	$715,319
Zhejiang Expressway Co. Ltd. Class H	5,461,940	5,023,593
Zhejiang Gongdong Medical Technology Co. Ltd. Class A	41,356	109,638
Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	273,350	425,491
Zhejiang HangKe Technology, Inc. Co. Class A	118,820	323,460
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (a)	275,300	211,380
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	31,500	81,926
Zhejiang Huayou Cobalt Co. Ltd. Class A	204,500	1,056,880
Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	242,100	285,931
Zhejiang Jinggong Integration Technology Co. Ltd. Class A (a)	78,200	179,366
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	277,700	1,052,547
Zhejiang Jingu Co. Ltd. Class A	567,900	1,094,075
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	279,520	509,236
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (a)	1,695,000	1,325,115
Zhejiang Juhua Co. Ltd. Class A	555,300	2,223,324
Zhejiang Lante Optics Co. Ltd. Class A	97,275	349,140
Zhejiang Leapmotor Technology Co. Ltd. (a) (c)	57,700	402,062
Zhejiang Meida Industrial Co. Ltd. Class A	246,600	237,885
Zhejiang Narada Power Source Co. Ltd. Class A	202,900	450,942
Zhejiang NHU Co. Ltd. Class A	616,888	1,831,765
Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	771,321	651,458
Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	206,400	217,835
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	317,142	1,167,951
Zhejiang Semir Garment Co. Ltd. Class A	210,600	154,646
Zhejiang Shibao Co. Ltd. Class A	166,900	305,693
Zhejiang Songyuan Automotive Safety Systems Co. Ltd. Class A	258,140	883,633
Zhejiang Sunoren Solar Technology Co. Ltd.	227,900	261,524
Zhejiang Sunriver Culture Tourism Co. Ltd. Class A (a)	360,800	406,477
Zhejiang Supor Co. Ltd. Class A	24,277	177,558

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Zhejiang Tiantie Science & Technology Co. Ltd. Class A (a)	205,000	$206,341
Zhejiang Weiming Environment Protection Co. Ltd. Class A	598,741	1,594,826
Zhejiang Weixing New Building Materials Co. Ltd. Class A	248,800	359,837
Zhejiang XCC Group Co. Ltd. Class A	74,800	349,923
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	279,500	357,806
Zhejiang Yasha Decoration Co. Ltd. Class A	1,726,825	928,122
Zhejiang Yinlun Machinery Co. Ltd. Class A	92,400	313,196
Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	53,200	118,236
Zhejiang Yonghe Refrigerant Co. Ltd. Class A	38,500	123,834
Zhejiang Yongtai Technology Co. Ltd. Class A (a)	296,160	532,109
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class H	123,800	234,353
Zhengzhou GL Tech Co. Ltd. Class A	74,400	165,145
Zheshang Securities Co. Ltd. Class A	766,300	1,167,131
Zhihu, Inc. ADR (a) (b)	70,314	279,850
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (b) (c)	552,500	1,285,178
Zhongji Innolight Co. Ltd. Class A	77,980	1,587,872
Zhongsheng Group Holdings Ltd.	193,000	297,490
Zhuhai Zhumian Group Co. Ltd. Class A (a)	538,400	441,204
Zhuzhou CRRC Times Electric Co. Ltd. Class H	1,165,825	4,693,003
Zhuzhou Smelter Group Co. Ltd. Class A (a)	699,600	1,091,912
Zijin Mining Group Co. Ltd. Class A	1,132,200	3,082,150
Zijin Mining Group Co. Ltd. Class H (b)	10,344,431	26,421,126
ZJAMP Group Co. Ltd. Class A	65,400	81,531
Zkteco Co. Ltd. Class A	42,240	159,392
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	3,285,700	3,316,364
ZTE Corp. Class H (b)	2,107,145	6,522,755
ZTO Express Cayman, Inc. ADR (b)	605,712	10,751,388
ZWSOFT Co. Ltd. Guangzhou Class A	14,879	133,790
		3,779,214,495
COLOMBIA — 0.2%
Bancolombia SA ADR (a)	2,520	116,399
Cementos Argos SA	351,984	887,499
Security Description	Shares	Value
Corp. Financiera Colombiana SA (a)	169,642	$749,166
Ecopetrol SA	4,324,071	1,926,514
Grupo Cibest SA	416,952	5,205,521
Grupo Cibest SA ADR (b)	148,307	6,850,300
Grupo de Inversiones Suramericana SA Preference Shares	168,406	1,550,077
Interconexion Electrica SA ESP	647,362	3,134,595
Procaps Group SA (a)	150	210
		20,420,281
CZECH REPUBLIC — 0.2%
CEZ AS	342,346	20,045,952
Komercni Banka AS	222,787	10,738,762
		30,784,714
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	3,593,260	6,113,256
EFG Holding SAE (a)	3,383,744	1,789,867
U Consumer Finance (a)	1,016,960	178,558
		8,081,681
GREECE — 0.6%
Alpha Bank SA	1,339,244	4,700,492
Danaos Corp. (b)	7,568	652,664
Eurobank Ergasias Services & Holdings SA Class A	5,494,918	18,808,802
FF Group (a) (d)	5,627	—
GEK Terna SA	71,703	1,686,737
Hellenic Exchanges - Athens Stock Exchange SA	382,728	2,691,098
Hellenic Telecommunications Organization SA	316,147	5,989,699
Jumbo SA	129,851	4,466,068
LAMDA Development SA (a)	33,346	246,602
Metlen Energy & Metals SA	128,348	6,933,430
MIG Holdings SA (a)	1,004	3,889
National Bank of Greece SA	553,725	7,039,390
OceanPal, Inc. (a)	54	99
OPAP SA	488,791	11,045,016
Piraeus Financial Holdings SA	953,088	6,580,675
Public Power Corp. SA	265,629	4,321,665
Sarantis SA	40,652	629,895
Star Bulk Carriers Corp. (b)	89,721	1,547,687
Tsakos Energy Navigation Ltd.	39,562	759,195
		78,103,103
HONG KONG — 0.3%
Alibaba Pictures Group Ltd. (a) (b)	24,992,400	3,056,395
C Fiber Optic (a) (d)	88,800	—
China Common Rich Renewable Energy Investments Ltd. (a) (d)	856,000	—
China Huishan Dairy Holdings Co. Ltd. (a) (d)	310,600	—

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
China Huiyuan Juice Group Ltd. (a) (d)	188,500	$—
Chong Sing Holdings FinTech Group Ltd. (a) (d)	2,281,618	—
Citychamp Watch & Jewellery Group Ltd. (a)	4,850,000	274,936
Digital China Holdings Ltd. (b)	2,755,000	1,109,019
Fortior Technology Shenzhen Co. Ltd. Class A	32,591	843,991
Guotai Junan International Holdings Ltd. (b)	2,178,000	951,661
Gushengtang Holdings Ltd. (b)	57,000	249,420
Huabao International Holdings Ltd. (b)	2,111,651	798,930
Imperial Pacific Ltd. (a) (d)	1,043,500	—
Kingboard Laminates Holdings Ltd.	1,410,000	1,717,147
MH Development NPV (a) (d)	10,600	—
National Agricultural Holdings Ltd. (a) (b) (d)	72,000	—
Nine Dragons Paper Holdings Ltd. (a) (b)	3,635,735	1,495,978
Orient Overseas International Ltd.	72,000	1,223,541
Ozner Water International Holding Ltd. (a) (d)	738,000	—
Sino Biopharmaceutical Ltd.	17,577,000	11,777,710
Skyworth Group Ltd. (a) (b)	867,005	339,071
SSY Group Ltd.	199,740	70,736
Tech-Pro, Inc. (a) (b) (d)	484,000	—
Time Interconnect Technology Ltd.	1,088,000	1,028,403
United Energy Group Ltd.	10,030,000	664,408
United Laboratories International Holdings Ltd.	168,000	321,447
Untrade Real Nutri (a) (d)	199,000	—
Untrade Yincheng International (a) (d)	96,000	—
Untrade.Chi Ocean Ind (a) (d)	57,625	229
Untrade.China Dili (a) (b) (d)	2,637,100	110,859
WH Group Ltd. (c)	10,886,721	10,470,668
		36,504,549
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	991,670	8,603,123
OTP Bank Nyrt	324,030	25,788,911
Richter Gedeon Nyrt	213,428	6,268,013
		40,660,047
INDIA — 21.8%
360 ONE WAM Ltd.	54,379	757,413
Aarti Drugs Ltd.	14,371	76,773
Aarti Industries Ltd.	210,419	1,176,369
Aarti Pharmalabs Ltd.	38,520	399,910
ABB India Ltd.	38,160	2,705,596
Action Construction Equipment Ltd.	30,258	429,949
Adani Energy Solutions Ltd. (a)	394,604	4,057,160
Security Description	Shares	Value
Adani Enterprises Ltd.	416,503	$12,721,408
Adani Green Energy Ltd. (a)	546,247	6,532,543
Adani Ports & Special Economic Zone Ltd.	1,140,527	19,286,290
Adani Power Ltd. (a)	1,448,724	9,894,940
Adani Total Gas Ltd.	372,298	2,933,540
Aditya Birla Capital Ltd. GDR (a)	278	895
Aditya Birla Fashion & Retail Ltd. (a)	445,206	389,348
Aditya Birla Lifestyle Brands Ltd. (a)	436,760	799,980
Aegis Logistics Ltd.	76,502	692,051
Affle 3i Ltd. (a)	32,797	764,205
AGI Greenpac Ltd.	35,915	344,220
AIA Engineering Ltd.	37,312	1,440,010
Ajanta Pharma Ltd.	14,018	420,753
Alembic Pharmaceuticals Ltd.	32,514	393,952
Alkem Laboratories Ltd.	10,715	617,087
Alok Industries Ltd. (a)	3,808,512	906,831
Ambuja Cements Ltd.	664,492	4,474,241
Anant Raj Ltd.	1,586,593	10,479,543
Andhra Sugars Ltd.	101,853	98,991
Angel One Ltd.	61,546	2,097,559
Anup Engineering Ltd.	13,642	440,486
Apar Industries Ltd.	22,730	2,311,564
Apcotex Industries Ltd.	55,478	258,468
APL Apollo Tubes Ltd.	245,847	4,985,454
Apollo Hospitals Enterprise Ltd.	212,894	17,977,826
Aptus Value Housing Finance India Ltd.	142,654	538,862
Asahi India Glass Ltd.	84,739	750,112
Ashapura Minechem Ltd. (a)	324,423	1,615,495
Ashok Leyland Ltd.	1,647,450	4,819,982
Asian Paints Ltd.	585,186	15,974,568
Astral Ltd.	91,130	1,601,151
AstraZeneca Pharma India Ltd.	80,082	8,318,686
Atul Ltd.	16,679	1,453,675
AU Small Finance Bank Ltd. (c)	409,290	3,901,523
AurionPro Solutions Ltd.	22,820	383,464
Aurobindo Pharma Ltd. (a)	693,657	9,178,661
Avalon Technologies Ltd. (a) (c)	23,774	233,804
Avanti Feeds Ltd.	46,804	400,039
Avenue Supermarts Ltd. (a) (c)	215,259	10,974,544
AWL Agri Business Ltd. (a)	181,808	551,084
Axis Bank Ltd.	3,395,890	47,485,439
Bajaj Auto Ltd.	115,270	11,258,180
Bajaj Finance Ltd.	4,056,334	44,295,205
Bajaj Finserv Ltd.	629,357	15,088,130
Bajaj Hindusthan Sugar Ltd. (a)	2,668,650	806,258
Bajaj Holdings & Investment Ltd.	34,801	5,834,930
Balkrishna Industries Ltd.	101,491	2,893,843
Balrampur Chini Mills Ltd.	911,990	6,315,127
Bandhan Bank Ltd. (c)	1,595,460	3,528,020
BASF India Ltd.	16,725	1,006,796
Bata India Ltd.	10,818	154,046
Bayer CropScience Ltd.	16,698	1,225,578

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Berger Paints India Ltd.	282,089	$1,949,394
Bharat Dynamics Ltd.	72,571	1,644,356
Bharat Electronics Ltd.	4,624,684	22,729,761
Bharat Forge Ltd.	275,044	4,195,255
Bharat Heavy Electricals Ltd.	3,326,915	10,330,661
Bharat Petroleum Corp. Ltd.	1,783,357	6,902,814
Bharti Airtel Ltd.	3,977,702	93,208,838
Biocon Ltd.	916,134	3,799,777
Birlasoft Ltd.	421,196	2,129,063
Bombay Dyeing & Manufacturing Co. Ltd.	202,295	394,164
Borosil Renewables Ltd. (a)	46,529	287,008
Bosch Ltd.	3,095	1,179,391
Britannia Industries Ltd.	281,837	19,228,408
Camlin Fine Sciences Ltd. (a)	111,018	406,220
Can Fin Homes Ltd.	195,326	1,805,900
Caplin Point Laboratories Ltd.	151,969	3,752,444
Carborundum Universal Ltd.	12,881	145,009
Care Ratings Ltd.	38,456	801,854
Cartrade Tech Ltd. (a)	37,446	742,589
Carysil Ltd.	39,312	398,735
Castrol India Ltd.	485,555	1,255,388
Ceat Ltd.	18,558	797,198
Central Bank of India Ltd. (a)	623,260	288,229
CG Power & Industrial Solutions Ltd.	969,754	7,713,593
Chalet Hotels Ltd. (a)	129,679	1,393,490
Chambal Fertilisers & Chemicals Ltd.	116,247	766,192
Chennai Petroleum Corp. Ltd.	82,502	653,590
Cholamandalam Investment & Finance Co. Ltd.	541,661	10,282,464
CIE Automotive India Ltd.	19,311	99,775
Cipla Ltd.	1,004,395	17,636,642
City Union Bank Ltd.	137,155	349,780
Coal India Ltd.	2,138,602	9,774,079
Coforge Ltd.	289,625	6,499,339
Cohance Lifesciences Ltd. (a)	644,599	7,275,039
Colgate-Palmolive India Ltd.	106,944	3,001,690
Computer Age Management Services Ltd.	2,535	126,815
Container Corp. of India Ltd.	164,022	1,453,171
CORE Education & Technologies Ltd. (a) (d)	9,253	—
Coromandel International Ltd.	108,486	3,169,066
Craftsman Automation Ltd. (a)	2,213	143,744
CreditAccess Grameen Ltd.	70,610	996,000
CRISIL Ltd.	22,523	1,588,376
Crompton Greaves Consumer Electricals Ltd.	475,893	1,970,772
Cummins India Ltd.	52,530	2,082,212
Cyient Ltd.	43,368	651,633
Dabur India Ltd.	831,763	4,706,308
Dalmia Bharat Ltd.	29,053	747,871
Data Patterns India Ltd.	32,719	1,106,670
DCB Bank Ltd. (a)	2,612,608	4,423,399
DCM Shriram Ltd.	46,919	674,461
Security Description	Shares	Value
Deepak Fertilisers & Petrochemicals Corp. Ltd.	67,126	$1,336,415
Deepak Nitrite Ltd.	188,622	4,370,462
Delhivery Ltd. (a)	219,753	980,894
Delta Corp. Ltd.	302,190	318,328
Dhani Services Ltd. (a)	410,634	329,139
Dilip Buildcon Ltd. (c)	21,726	129,403
Dish TV India Ltd. (a)	2,805,273	164,535
Dishman Carbogen Amcis Ltd. (a)	195,014	570,648
Divi's Laboratories Ltd.	172,778	13,718,888
Dixon Technologies India Ltd.	54,439	9,510,955
DLF Ltd.	548,577	5,359,116
Dr. Lal PathLabs Ltd. (c)	40,448	1,318,852
Dr. Reddy's Laboratories Ltd. ADR (b)	1,249,515	18,780,210
Dwarikesh Sugar Industries Ltd. (a)	166,482	94,908
Dynamatic Technologies Ltd.	3,376	283,039
Easy Trip Planners Ltd. (a)	2,159,905	264,447
Edelweiss Financial Services Ltd.	765,240	1,034,537
Eicher Motors Ltd.	167,672	11,059,196
EID Parry India Ltd. (a)	77,742	1,006,222
Elecon Engineering Co. Ltd.	152,177	1,161,734
Elgi Equipments Ltd.	280,314	1,753,433
Emami Ltd.	87,871	585,670
Embassy Developments Ltd. (a)	699,665	1,013,356
Embassy Office Parks REIT	288,593	1,310,716
eMudhra Ltd.	31,063	278,122
Endurance Technologies Ltd. (c)	18,686	603,569
Epigral Ltd.	14,580	307,411
EPL Ltd.	146,428	415,909
Equitas Small Finance Bank Ltd. (c)	211,548	165,543
Era Infra Engineering Ltd. (a) (d)	2,941	—
Escorts Kubota Ltd.	78,301	3,044,572
Eternal Ltd. (a)	6,937,101	21,367,015
Eureka Forbes Ltd. (a)	42,745	297,112
Exide Industries Ltd.	160,263	724,603
Fairchem Organics Ltd.	10,641	124,507
FDC Ltd.	341,269	1,939,933
Federal Bank Ltd.	781,989	1,943,301
Fertilisers & Chemicals Travancore Ltd.	48,544	551,639
FIEM Industries Ltd.	12,268	275,587
Fine Organic Industries Ltd.	13,977	798,853
Finolex Cables Ltd.	26,723	305,245
Finolex Industries Ltd.	178,853	454,703
Firstsource Solutions Ltd.	52,296	228,460
Force Motors Ltd.	2,709	507,843
Fortis Healthcare Ltd.	986,421	9,138,427
FSN E-Commerce Ventures Ltd. (a)	668,700	1,624,888
Gabriel India Ltd.	76,846	629,302
GAIL India Ltd.	6,264,930	13,941,223
Gammon India Ltd. (a) (d)	139,302	—

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Garden Reach Shipbuilders & Engineers Ltd.	68,156	$2,396,268
Gateway Distriparks Ltd.	2,384,671	1,834,940
GE Vernova T&D India Ltd.	58,264	1,604,094
Genus Power Infrastructures Ltd.	65,899	286,464
Gitanjali Gems Ltd. (a) (d)	3,573	—
Gland Pharma Ltd. (c)	20,518	438,687
Glenmark Pharmaceuticals Ltd.	161,791	3,308,641
GMM Pfaudler Ltd.	12,171	169,068
Godawari Power & Ispat Ltd.	343,324	758,187
Godrej Consumer Products Ltd.	367,535	5,050,178
Godrej Industries Ltd. (a)	1,001,415	14,551,812
Godrej Properties Ltd. (a)	61,231	1,672,929
Gokaldas Exports Ltd. (a)	89,905	943,866
Granules India Ltd.	753,221	4,350,167
Graphite India Ltd.	161,429	1,065,778
Grasim Industries Ltd.	448,167	14,864,867
Gravita India Ltd.	14,544	318,947
Great Eastern Shipping Co. Ltd.	14,803	168,959
Grindwell Norton Ltd.	21,617	435,869
Gujarat Ambuja Exports Ltd.	89,133	115,969
Gujarat Fluorochemicals Ltd.	39,388	1,667,560
Gujarat Gas Ltd.	262,515	1,453,383
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	53,327	343,865
Gujarat NRE Coke Ltd. (a) (d)	25,505	—
Gujarat State Petronet Ltd.	188,404	723,980
Happiest Minds Technologies Ltd.	29,293	224,035
Havells India Ltd.	368,189	6,659,258
HBL Engineering Ltd.	75,197	519,873
HCL Technologies Ltd.	1,896,539	38,227,114
HDFC Asset Management Co. Ltd. (c)	20,026	1,212,348
HDFC Bank Ltd.	7,217,074	168,434,860
HDFC Life Insurance Co. Ltd. (c)	1,158,380	10,998,937
HEG Ltd.	219,548	1,305,614
Hemisphere Properties India Ltd. (a)	242,973	393,613
Hero MotoCorp Ltd.	321,345	15,876,526
HFCL Ltd.	1,057,859	1,067,480
Himadri Speciality Chemical Ltd.	612,752	3,699,662
Hindalco Industries Ltd.	1,924,165	15,545,216
Hindustan Aeronautics Ltd.	111,099	6,308,651
Hindustan Construction Co. Ltd. (a)	7,389,332	2,632,277
Hindustan Oil Exploration Co. Ltd. (a)	173,914	343,813
Hindustan Petroleum Corp. Ltd.	816,829	4,172,247
Hindustan Unilever Ltd.	1,394,023	37,298,568
Hindustan Zinc Ltd.	46,487	244,387
Hindware Home Innovation Ltd.	56,471	192,374
Hitachi Energy India Ltd.	14,608	3,407,909
Hle Glascoat Ltd.	8,490	46,464
Honeywell Automation India Ltd.	2,383	1,093,551
ICICI Bank Ltd.	81,797	1,378,989
ICICI Bank Ltd. ADR	3,619,367	121,755,506
Security Description	Shares	Value
ICICI Lombard General Insurance Co. Ltd. (c)	293,631	$6,985,377
ICICI Prudential Life Insurance Co. Ltd. (c)	318,791	2,445,576
IDFC First Bank Ltd. (a)	2,707,152	2,299,311
IFB Industries Ltd. (a)	16,730	301,202
IFCI Ltd. (a)	2,094,837	1,591,890
IIFL Capital Services Ltd.	77,004	313,143
IIFL Finance Ltd. (a)	149,966	826,684
India Cements Ltd. (a)	77,795	312,822
Indiabulls Enterprises Ltd. (a)	29,442	7,724
IndiaMart InterMesh Ltd. (c)	15,609	472,857
Indian Energy Exchange Ltd. (c)	576,317	1,297,721
Indian Hotels Co. Ltd.	1,916,372	16,989,478
Indian Oil Corp. Ltd.	3,866,566	6,625,823
Indian Overseas Bank (a)	608,190	276,437
Indian Railway Catering & Tourism Corp. Ltd.	144,599	1,317,679
Indian Railway Finance Corp. Ltd. (c)	1,597,527	2,639,943
Indo Count Industries Ltd.	69,972	242,365
Indraprastha Gas Ltd.	844,050	2,144,277
Indus Towers Ltd. (a)	1,229,388	6,036,559
IndusInd Bank Ltd. (a)	542,882	5,520,609
Infibeam Avenues Ltd.	3,912,898	755,113
Info Edge India Ltd.	543,708	9,435,642
Infosys Ltd. ADR (b)	4,670,310	86,540,844
Inox Wind Ltd. (a)	1,193,355	2,439,866
Intellect Design Arena Ltd. (a)	210,413	2,818,837
InterGlobe Aviation Ltd. (a) (c)	120,279	8,382,083
IOL Chemicals & Pharmaceuticals Ltd.	76,493	86,688
ION Exchange India Ltd.	75,258	476,681
Ipca Laboratories Ltd.	158,976	2,576,316
IRB Infrastructure Developers Ltd.	776,308	449,075
ITC Hotels Ltd. (a)	312,621	810,678
ITC Ltd.	3,394,469	16,483,519
IVRCL Ltd. (a) (d)	5,304,684	—
Jain Irrigation Systems Ltd. (a)	936,307	632,902
Jaiprakash Power Ventures Ltd. (a)	15,144,500	3,231,627
Jammu & Kashmir Bank Ltd.	124,395	168,041
JB Chemicals & Pharmaceuticals Ltd.	49,853	976,191
JBM Auto Ltd.	65,195	488,696
Jet Airways India Ltd. (a)	8,634	3,439
Jindal Saw Ltd.	558,755	1,568,762
Jindal Stainless Ltd.	354,748	2,916,661
Jindal Steel & Power Ltd.	430,240	4,724,312
Jio Financial Services Ltd. (a)	3,723,536	14,186,863
JK Cement Ltd.	14,267	1,023,112
JK Paper Ltd.	53,729	232,182
JK Tyre & Industries Ltd.	135,090	561,562
JM Financial Ltd.	218,331	405,654
Johnson Controls-Hitachi Air Conditioning India Ltd.	4,942	100,834

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
JSW Energy Ltd.	689,281	$4,196,287
JSW Steel Ltd.	1,161,808	13,824,919
JTEKT India Ltd.	71,202	120,826
JTL Industries Ltd.	336,749	317,194
Jubilant Foodworks Ltd.	693,631	5,676,192
Jubilant Ingrevia Ltd.	104,902	932,816
Jubilant Pharmova Ltd.	114,764	1,620,024
Jupiter Wagons Ltd.	183,731	832,103
Just Dial Ltd. (a)	59,926	649,152
Kalyan Jewellers India Ltd.	207,180	1,342,829
Kaynes Technology India Ltd. (a)	36,310	2,580,567
KEI Industries Ltd.	213,300	9,432,854
Kirloskar Brothers Ltd.	32,929	905,164
Kirloskar Ferrous Industries Ltd.	43,295	292,807
Kirloskar Industries Ltd.	2,749	137,405
Kirloskar Oil Engines Ltd.	43,408	430,765
Kotak Mahindra Bank Ltd.	1,603,084	40,441,607
KPI Green Energy Ltd. (c)	191,068	1,146,609
KPIT Technologies Ltd.	349,533	5,130,098
L&T Finance Ltd.	135,385	325,218
L&T Technology Services Ltd. (c)	34,965	1,794,769
Lanco Infratech Ltd. (a) (d)	15,749,074	—
Larsen & Toubro Ltd. GDR	1,394,910	59,702,148
Laurus Labs Ltd. (c)	319,600	2,701,283
Lemon Tree Hotels Ltd. (a) (c)	603,998	986,779
LIC Housing Finance Ltd.	670,754	4,840,207
Linde India Ltd.	55,566	4,312,261
Lloyds Engineering Works Ltd.	867,854	718,388
Lloyds Engineering Works Ltd. (a)	218,733	127,552
Lloyds Metals & Energy Ltd.	158,886	2,943,726
LTIMindtree Ltd. (c)	112,479	6,973,541
Lumax Auto Technologies Ltd.	88,407	1,212,401
Lupin Ltd.	363,002	8,203,100
LUX Industries Ltd.	96,619	1,642,838
Macrotech Developers Ltd. (c)	159,973	2,582,027
Magellanic Cloud Ltd.	121,602	106,147
Mahanagar Gas Ltd.	10,849	187,631
Mahindra & Mahindra Financial Services Ltd.	1,159,782	3,650,690
Mahindra & Mahindra Ltd. GDR	1,791,836	65,581,198
Maithan Alloys Ltd.	19,954	286,746
MakeMyTrip Ltd. (a) (b)	67,452	6,611,645
Manappuram Finance Ltd.	648,669	2,082,836
Mangalore Refinery & Petrochemicals Ltd.	333,486	557,352
Manpasand Beverages Ltd. (a) (d)	64,129	—
Marico Ltd.	441,609	3,719,639
Marksans Pharma Ltd.	2,808,812	8,564,649
Maruti Suzuki India Ltd.	222,935	32,234,072
Max Financial Services Ltd. (a)	257,111	4,938,054
Max Healthcare Institute Ltd.	740,992	11,025,021
Mazagon Dock Shipbuilders Ltd.	124,866	4,723,680
Metropolis Healthcare Ltd. (a) (c)	25,467	506,667
Minda Corp. Ltd.	102,135	621,075
Security Description	Shares	Value
Morepen Laboratories Ltd. (a)	859,945	$619,389
Motherson Sumi Wiring India Ltd.	2,055,220	1,431,177
Mphasis Ltd.	51,976	1,724,493
MRF Ltd.	5,708	9,475,174
Multi Commodity Exchange of India Ltd.	84,404	8,802,581
Muthoot Finance Ltd.	133,063	4,071,175
Natco Pharma Ltd.	6,625	71,584
National Aluminium Co. Ltd.	1,491,074	3,350,396
Navin Fluorine International Ltd.	68,792	3,866,422
Nazara Technologies Ltd. (a)	52,447	794,166
NCC Ltd.	609,791	1,638,671
Nestle India Ltd.	453,119	13,025,586
Network18 Media & Investments Ltd. (a)	734,207	504,082
Neuland Laboratories Ltd.	5,834	816,325
NHPC Ltd.	728,575	729,000
NIIT Learning Systems Ltd.	168,693	660,531
NIIT Ltd.	163,403	248,934
Nippon Life India Asset Management Ltd. (c)	197,320	1,840,787
NMDC Ltd.	2,252,825	1,838,826
NMDC Steel Ltd. (a)	579,361	276,912
NTPC Ltd.	5,313,955	20,751,440
Nuvama Wealth Management Ltd.	7,384	708,695
Oberoi Realty Ltd.	74,274	1,650,379
Oil & Natural Gas Corp. Ltd.	7,521,182	21,417,302
Oil India Ltd.	601,270	3,044,560
Olectra Greentech Ltd.	37,467	511,851
One 97 Communications Ltd. (a)	398,378	4,292,226
Onesource Specialty Pharma Ltd. (a)	134,922	3,457,691
Opto Circuits India Ltd. (a)	3,157,839	66,279
Orient Electric Ltd.	185,491	484,621
Orissa Minerals Development Co. Ltd. (a)	16,482	950,271
Page Industries Ltd.	8,557	4,930,053
Paisalo Digital Ltd.	818,862	301,058
Patanjali Foods Ltd.	100,651	1,937,203
Patel Engineering Ltd. (a)	198,619	95,141
PB Fintech Ltd. (a)	281,183	5,980,057
PCBL Chemical Ltd.	360,719	1,761,954
Persistent Systems Ltd.	84,371	5,943,650
Petronet LNG Ltd.	1,102,729	3,881,925
Pfizer Ltd.	34,329	2,272,655
PG Electroplast Ltd.	121,012	1,064,852
Phoenix Mills Ltd.	128,378	2,337,779
PI Industries Ltd.	70,046	3,352,587
Pidilite Industries Ltd.	224,219	7,985,710
Piramal Enterprises Ltd.	109,462	1,460,429
Piramal Pharma Ltd.	702,959	1,667,069
PNB Housing Finance Ltd. (a) (c)	96,503	1,248,373
Poly Medicure Ltd.	7,831	203,044
Polycab India Ltd.	10,823	826,743
Poonawalla Fincorp Ltd. (a)	207,371	1,126,927

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Power Finance Corp. Ltd.	550,487	$2,743,449
Power Grid Corp. of India Ltd.	5,509,198	19,265,491
Praj Industries Ltd.	109,616	650,398
Prakash Industries Ltd.	510,159	966,542
Prestige Estates Projects Ltd.	157,111	3,036,331
Pricol Ltd. (a)	169,526	906,043
Prism Johnson Ltd. (a)	463,341	836,132
Procter & Gamble Health Ltd.	11,513	789,438
PTC India Ltd.	1,720,986	3,619,970
Punj Lloyd Ltd. (a) (d)	739,833	—
Quess Corp. Ltd. (c)	148,621	523,449
Radico Khaitan Ltd.	230,478	7,033,664
Rail Vikas Nigam Ltd.	651,045	3,019,130
Rain Industries Ltd.	335,801	578,176
Rajesh Exports Ltd. (a)	277,321	650,974
Rajratan Global Wire Ltd.	18,660	89,416
Rallis India Ltd.	184,466	696,802
Ramkrishna Forgings Ltd.	103,624	814,879
Rategain Travel Technologies Ltd. (a)	90,997	485,438
RattanIndia Enterprises Ltd. (a)	1,285,458	973,237
RattanIndia Power Ltd. (a)	10,272,195	1,858,961
Raymond Ltd. (a)	100,211	828,938
Raymond Realty Ltd. (a)	97,390	1,174,562
RBL Bank Ltd. (c)	480,480	1,392,137
REC Ltd.	670,384	3,145,552
Redington Ltd.	520,688	1,975,348
Redtape Ltd.	323,777	493,556
Refex Industries Ltd. (a)	272,627	1,456,278
REI Agro Ltd. (a) (d)	1,873,023	—
Relaxo Footwears Ltd.	81,882	415,282
Reliance Industries Ltd. GDR (c)	2,288,082	159,708,124
Reliance Infrastructure Ltd. (a)	651,121	3,110,211
Reliance Power Ltd. (a)	5,304,052	4,347,269
Religare Enterprises Ltd. (a)	185,926	481,769
ReNew Energy Global PLC Class A (a)	92,991	642,568
Repco Home Finance Ltd.	79,452	408,238
Responsive Industries Ltd.	57,555	159,055
RITES Ltd.	177,283	578,816
Safari Industries India Ltd.	13,609	342,447
Saksoft Ltd.	34,614	80,888
Sammaan Capital Ltd.	646,166	1,072,699
Samvardhana Motherson International Ltd.	2,825,913	5,101,867
Sandur Manganese & Iron Ores Ltd.	70,445	392,187
Sanghvi Movers Ltd.	94,861	309,161
SBI Cards & Payment Services Ltd.	332,860	3,699,264
SBI Life Insurance Co. Ltd. (c)	449,639	9,638,192
Schaeffler India Ltd.	30,508	1,439,774
Schneider Electric Infrastructure Ltd. (a)	421,275	4,088,961
Sequent Scientific Ltd. (a)	1,348,309	3,030,394
Sharda Cropchem Ltd.	35,140	332,429
Share India Securities Ltd.	36,955	78,986
Security Description	Shares	Value
Shilpa Medicare Ltd. (a)	189,740	$1,970,300
Shivalik Bimetal Controls Ltd.	25,932	169,181
Shree Cement Ltd.	8,302	3,003,860
Shree Renuka Sugars Ltd. (a)	1,609,320	621,510
Shriram Finance Ltd.	1,453,068	11,976,459
Siemens Ltd.	223,932	8,490,146
SJS Enterprises Ltd.	56,236	841,376
Sobha Ltd.	13,628	232,928
Solar Industries India Ltd.	8,967	1,840,033
Solara Active Pharma Sciences Ltd. (a)	142,092	1,055,500
Sona Blw Precision Forgings Ltd. (c)	316,617	1,777,094
SRF Ltd.	141,429	5,346,630
Star Health & Allied Insurance Co. Ltd. (a)	30,969	152,642
State Bank of India GDR	305,396	29,104,239
Steel Authority of India Ltd.	1,712,233	2,635,234
Steel Strips Wheels Ltd.	151,780	484,931
Sterling & Wilson Renewable (a)	35,048	130,735
Sterlite Technologies Ltd. (a)	263,289	323,094
STL Networks Ltd. (a)	252,980	66,283
Strides Pharma Science Ltd.	285,109	2,990,885
Sudarshan Chemical Industries Ltd.	86,736	1,247,437
Sumitomo Chemical India Ltd.	45,718	282,326
Sun Pharma Advanced Research Co. Ltd. (a)	350,008	662,754
Sun Pharmaceutical Industries Ltd.	1,855,417	36,253,758
Sun TV Network Ltd.	213,524	1,489,888
Sundaram Finance Ltd.	41,445	2,500,183
Sundram Fasteners Ltd.	105,725	1,279,894
Sunflag Iron & Steel Co. Ltd. (a)	74,568	275,065
Supreme Industries Ltd.	52,252	2,675,600
Suryoday Small Finance Bank Ltd. (a)	109,827	178,981
Suzlon Energy Ltd. (a)	13,126,339	10,365,155
Swan Energy Ltd.	428,792	2,232,708
Symphony Ltd.	28,345	355,370
Syngene International Ltd. (c)	113,866	848,286
Syrma SGS Technology Ltd.	35,284	233,362
Tanla Platforms Ltd.	78,884	592,320
Tarsons Products Ltd.	40,055	184,815
Tata Communications Ltd.	285,705	5,632,146
Tata Consultancy Services Ltd.	1,466,154	59,186,394
Tata Consumer Products Ltd.	678,089	8,688,806
Tata Elxsi Ltd.	84,495	6,216,925
Tata Motors Ltd.	2,213,229	17,755,382
Tata Power Co. Ltd.	4,107,087	19,417,192
Tata Steel Ltd.	10,162,295	18,931,066
Tata Teleservices Maharashtra Ltd. (a)	1,009,336	777,834
TeamLease Services Ltd. (a)	28,328	670,940
Tech Mahindra Ltd.	864,047	16,996,820
Technocraft Industries India Ltd.	12,904	454,860
Tejas Networks Ltd. (c)	332,258	2,768,558

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Texmaco Rail & Engineering Ltd.	155,754	$319,717
Thermax Ltd.	25,199	1,004,698
Thirumalai Chemicals Ltd.	54,017	184,852
Thyrocare Technologies Ltd. (c)	140,624	1,624,161
Timken India Ltd.	40,378	1,647,089
Titagarh Rail System Ltd.	93,159	1,024,195
Titan Co. Ltd. (a)	542,866	23,359,190
Torrent Pharmaceuticals Ltd.	87,942	3,494,915
Torrent Power Ltd.	69,884	1,195,916
Trent Ltd.	225,965	16,382,199
Trident Ltd.	2,542,184	928,419
Triveni Turbine Ltd.	23,944	170,995
Tube Investments of India Ltd.	125,702	4,556,991
TVS Motor Co. Ltd.	205,088	6,978,157
Ujjivan Small Finance Bank Ltd. (c)	1,559,923	891,826
UltraTech Cement Ltd.	170,030	23,975,895
Union Bank of India Ltd.	111,104	198,992
United Breweries Ltd.	136,932	3,115,299
United Spirits Ltd.	663,985	11,056,868
UNO Minda Ltd.	305,317	3,931,455
UPL Ltd.	717,748	5,534,175
Usha Martin Ltd.	417,973	1,786,718
UTI Asset Management Co. Ltd.	56,362	848,322
VA Tech Wabag Ltd. (a)	172,582	2,981,145
Vaibhav Global Ltd.	173,945	483,947
Vakrangee Ltd.	665,023	78,940
Valor Estate Ltd. (a)	96,091	262,726
Vardhman Textiles Ltd.	83,047	484,715
Varun Beverages Ltd.	961,458	5,129,607
Vedanta Ltd.	1,430,244	7,685,727
Veedol Corporation Ltd.	19,159	376,724
Venky's India Ltd.	23,297	434,564
Venus Pipes & Tubes Ltd. (c)	15,735	250,189
Vesuvius India Ltd.	56,701	365,290
Videocon Industries Ltd. (a) (d)	1,170,924	—
Vinati Organics Ltd.	16,424	378,445
VIP Industries Ltd. (a)	137,133	673,432
VL E-Governance & IT Solutions Ltd. (a)	60,356	34,837
V-Mart Retail Ltd. (a)	148,258	1,484,827
Vodafone Idea Ltd. (a)	19,994,019	1,732,224
Voltamp Transformers Ltd.	2,524	280,065
Voltas Ltd.	172,934	2,649,867
VST Industries Ltd.	413,794	1,483,695
Welspun Corp. Ltd. (a)	190,536	2,053,994
Welspun Living Ltd.	308,016	514,821
Westlife Foodworld Ltd. (a)	140,431	1,220,093
Wheels India Ltd.	13,436	127,482
Whirlpool of India Ltd.	7,588	123,995
Wipro Ltd. ADR (b)	5,813,755	17,557,540
Wockhardt Ltd. (a)	244,124	4,879,064
Yes Bank Ltd. (a)	13,397,443	3,177,519
Zee Entertainment Enterprises Ltd.	1,172,359	1,999,271
Zen Technologies Ltd.	34,450	795,893
Security Description	Shares	Value
Zensar Technologies Ltd.	104,023	$1,021,975
Zydus Lifesciences Ltd.	234,244	2,703,939
		2,663,362,107
INDONESIA — 1.5%
Alamtri Minerals Indonesia Tbk. PT	9,513,500	585,987
Alamtri Resources Indonesia Tbk. PT	16,902,100	1,905,195
Aneka Tambang Tbk. PT	4,203,000	787,011
Astra International Tbk. PT	32,547,351	9,021,440
Astrindo Nusantara Infrastructure Tbk. PT (a)	54,795,100	259,884
Avia Avian Tbk. PT	11,497,200	297,433
Bank BTPN Syariah Tbk. PT	1,126,500	91,244
Bank Central Asia Tbk. PT	74,028,048	39,556,102
Bank Danamon Indonesia Tbk. PT	6,589,218	990,311
Bank Jago Tbk. PT (a)	5,689,900	622,086
Bank Mandiri Persero Tbk. PT	67,596,974	20,318,647
Bank Negara Indonesia Persero Tbk. PT	10,026,200	2,544,376
Bank Neo Commerce Tbk. PT (a)	9,444,433	130,308
Bank Pan Indonesia Tbk. PT (a)	5,103,200	359,912
Bank Rakyat Indonesia Persero Tbk. PT	102,813,267	23,684,732
Bank Raya Indonesia Tbk. PT (a)	44,400	552
Bank Syariah Indonesia Tbk. PT	1,663,514	264,359
Barito Pacific Tbk. PT (a)	58,772,121	6,009,345
BFI Finance Indonesia Tbk. PT	4,549,600	228,391
Bukalapak.com Tbk. PT (a)	73,991,600	569,692
Bumi Resources Minerals Tbk. PT (a)	91,000,060	2,219,650
Bumi Resources Tbk. PT (a)	170,277,100	1,248,104
Bumi Serpong Damai Tbk. PT (a)	9,848,700	476,208
Chandra Asri Pacific Tbk. PT	6,797,756	4,134,761
Charoen Pokphand Indonesia Tbk. PT	10,844,600	3,139,490
Ciputra Development Tbk. PT	15,342,752	902,515
Elang Mahkota Teknologi Tbk. PT	36,562,700	1,090,012
Energi Mega Persada Tbk. PT (a)	9,819,900	198,394
ESSA Industries Indonesia Tbk. PT	12,429,700	444,055
Garuda Indonesia Persero Tbk. PT (a)	20,137,000	91,786
GoTo Gojek Tokopedia Tbk. PT (a)	942,229,600	3,366,142
Harum Energy Tbk. PT (a)	2,898,800	148,199
Indah Kiat Pulp & Paper Tbk. PT	2,067,600	732,288
Indo Tambangraya Megah Tbk. PT	68,500	92,824
Indocement Tunggal Prakarsa Tbk. PT	1,420,300	465,851

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Indofood Sukses Makmur Tbk. PT	14,062,718	$7,037,856
Indosat Tbk. PT	25,144,400	3,236,945
Indosterling Technomedia Tbk. PT (a)	594,000	1,829
Japfa Comfeed Indonesia Tbk. PT	2,854,600	266,382
Kalbe Farma Tbk. PT	51,541,761	4,841,465
Lippo Karawaci Tbk. PT (a)	90,045,030	454,801
Matahari Department Store Tbk. PT	840,400	87,741
Mayora Indah Tbk. PT	15,134,307	1,948,303
MD Entertainment Tbk. PT	2,038,200	244,182
Medco Energi Internasional Tbk. PT	32,570,529	2,497,709
Merdeka Copper Gold Tbk. PT (a)	15,770,468	1,942,774
Mitra Keluarga Karyasehat Tbk. PT	4,040,200	632,098
Modernland Realty Tbk. PT (a)	5,400	17
Pabrik Kertas Tjiwi Kimia Tbk. PT	857,738	297,184
Pakuwon Jati Tbk. PT (a)	14,067,600	324,070
Pantai Indah Kapuk Dua Tbk. PT	1,935,500	1,347,161
Perusahaan Gas Negara Tbk. PT	34,788,200	3,460,606
Petrindo Jaya Kreasi Tbk. PT	1,898,200	1,473,195
Pollux Properties Indonesia Tbk. PT (a)	44,400	306
Quantum Clovera Investama Tbk. PT (a)	1,239,400	763
Samudera Indonesia Tbk. PT	10,359,500	199,086
Semen Indonesia Persero Tbk. PT	2,563,254	424,709
Sigmagold Inti Perkasa Tbk. PT (a) (d)	1,312,600	—
Sumber Alfaria Trijaya Tbk. PT	21,682,300	3,191,912
Summarecon Agung Tbk. PT	12,440,811	291,192
Surya Citra Media Tbk. PT	24,318,600	224,687
Telkom Indonesia Persero Tbk. PT	77,343,000	13,243,828
Transcoal Pacific Tbk. PT	909,200	309,414
Trimegah Bangun Persada Tbk. PT	2,025,700	82,351
Unilever Indonesia Tbk. PT	8,323,200	743,372
United Tractors Tbk. PT	3,958,122	5,229,548
Vale Indonesia Tbk. PT	1,755,141	372,974
XLSMART Telecom Sejahtera Tbk. PT	1,287,332	178,411
		181,564,157
KUWAIT — 0.9%
A'ayan Leasing & Investment Co. KSCP	2,012,568	1,191,414
Agility Public Warehousing Co. KSC	1,585,934	1,016,658
Al Ahli Bank of Kuwait KSCP	333,279	328,101
Al Mazaya Holding Co. KSCP (a)	2,512,197	596,518
Security Description	Shares	Value
Alimtiaz Investment Group KSC (a)	699,997	$82,649
Arabi Group Holding KSC (a)	422,759	532,338
Boubyan Bank KSCP	1,743,970	4,106,814
Boubyan Petrochemicals Co. KSCP	938,875	1,971,407
Burgan Bank SAK	551,005	495,589
Gulf Bank KSCP	3,215,975	3,776,075
Gulf Cables & Electrical Industries Group Co. KSCP	75,042	495,535
Heavy Engineering & Ship Building Co. KSCP Class B	239,847	704,440
Humansoft Holding Co. KSC	332,115	2,663,437
Integrated Holding Co. KCSC	621,068	1,180,182
Jazeera Airways Co. KSCP	78,609	379,483
Kuwait Finance House KSCP	8,293,834	21,755,208
Kuwait Projects Co. Holding KSCP (a)	528,114	153,900
Kuwait Real Estate Co. KSC	8,221,816	10,379,791
Mabanee Co. KPSC	894,405	2,556,697
Mezzan Holding Co. KSCC	48,906	196,744
Mobile Telecommunications Co. KSCP	2,557,750	4,040,534
National Bank of Kuwait SAKP	11,960,923	39,080,825
National Industries Group Holding SAK	3,003,023	2,504,565
National Investments Co. KSCP	3,433,075	2,807,093
Warba Bank KSCP (a)	7,738,760	6,783,279
		109,779,276
MALAYSIA — 1.7%
Aeon Co. M Bhd.	11,602,248	3,857,772
AEON Credit Service M Bhd.	572,300	808,737
Alliance Bank Malaysia Bhd.	10,317,021	10,560,827
Axiata Group Bhd.	4,080,938	2,238,919
Bursa Malaysia Bhd.	3,319,047	6,014,566
Carlsberg Brewery Malaysia Bhd. Class B	890,020	4,075,427
CelcomDigi Bhd.	12,183,229	11,371,592
Chin Hin Group Bhd. (a)	1,278,100	689,060
CIMB Group Holdings Bhd.	9,173,379	14,793,313
D&O Green Technologies Bhd.	510,400	136,979
Dagang NeXchange Bhd. (a)	4,047,200	269,141
Dialog Group Bhd.	8,972,506	3,366,954
Frontken Corp. Bhd.	2,225,250	2,092,861
Gamuda Bhd.	5,872,138	6,680,333
Genetec Technology Bhd.	546,300	120,016
Genting Bhd.	7,490,400	5,425,892
Genting Malaysia Bhd.	1,693,900	776,446
Globetronics Technology Bhd. (a)	1,555,300	158,836
Greatech Technology Bhd. (a)	1,071,600	435,206
Hartalega Holdings Bhd.	2,576,100	1,003,397
Hextar Industries Bhd.	1,524,200	130,320
Hong Leong Bank Bhd.	226,900	1,056,226
IHH Healthcare Bhd.	2,850,100	4,616,478
IJM Corp. Bhd.	1,643,300	1,022,550

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Inari Amertron Bhd.	3,178,200	$1,524,751
IOI Corp. Bhd.	12,211,462	10,846,899
IOI Properties Group Bhd.	11,505,562	5,383,198
Kossan Rubber Industries Bhd.	2,011,800	707,152
KPJ Healthcare Bhd.	4,324,080	2,731,755
Kuala Lumpur Kepong Bhd.	19,678	96,743
Lingkaran Trans Kota Holdings Bhd. (a) (d)	672,300	—
Magnum Bhd.	9,132,643	2,754,651
Malayan Banking Bhd.	7,970,891	18,363,055
Malaysian Pacific Industries Bhd.	252,500	1,271,345
Malaysian Resources Corp. Bhd.	20,796,559	2,395,519
Maxis Bhd.	274,600	235,437
Mega First Corp. Bhd.	561,800	493,685
MISC Bhd.	301,300	543,134
My EG Services Bhd.	6,921,872	1,561,757
NEXG Bhd.	5,050,500	443,815
OSK Holdings Bhd.	26,820,813	7,452,880
Padini Holdings Bhd.	728,850	363,516
Pavilion Real Estate Investment Trust	3,739,500	1,412,138
Pentamaster Corp. Bhd.	1,423,750	1,038,098
Petronas Chemicals Group Bhd.	3,214,900	2,664,767
Petronas Dagangan Bhd.	598,600	3,059,464
Petronas Gas Bhd.	324,000	1,355,867
PPB Group Bhd.	57,800	141,120
Press Metal Aluminium Holdings Bhd.	3,148,600	3,873,589
Public Bank Bhd.	21,608,400	22,119,037
RHB Bank Bhd.	866,178	1,296,027
SD Guthrie Bhd.	2,815,987	3,103,237
Sime Darby Bhd.	2,863,924	1,122,307
Sime Darby Property Bhd.	702,724	240,333
SKP Resources Bhd.	1,270,325	310,755
SP Setia Bhd. Group	435,863	115,940
Sports Toto Bhd.	6,094,021	1,881,541
Sunway Real Estate Investment Trust	4,016,900	2,003,441
Supermax Corp. Bhd. (a)	4,073,501	570,803
Telekom Malaysia Bhd.	2,024,047	3,148,678
Tenaga Nasional Bhd.	3,037,900	10,375,253
TIME dotCom Bhd.	60,900	75,935
Top Glove Corp. Bhd. (a)	6,366,800	1,073,608
Uchi Technologies Bhd.	162,300	121,421
UEM Sunrise Bhd.	10,764,488	1,815,173
Unisem M Bhd.	255,000	137,478
ViTrox Corp. Bhd.	1,147,200	959,065
VS Industry Bhd.	9,578,452	1,876,790
WCT Holdings Bhd. (a)	22,018,926	3,294,602
YTL Corp. Bhd.	4,607,770	2,538,897
YTL Power International Bhd.	1,467,000	1,386,690
		211,983,194
MEXICO — 2.0%
Alfa SAB de CV Class A (b)	7,794,169	5,718,144
America Movil SAB de CV	28,912,528	25,680,300
Security Description	Shares	Value
Betterware de Mexico SAPI de CV (b)	75,135	$649,918
Cemex SAB de CV (b)	22,550,586	15,457,870
Coca-Cola Femsa SAB de CV (b)	1,218,904	11,730,951
El Puerto de Liverpool SAB de CV Class C1 (b)	620,552	3,367,510
Fibra Uno Administracion SA de CV REIT	4,097,677	5,622,051
Fomento Economico Mexicano SAB de CV	2,569,153	26,273,574
Gruma SAB de CV Class B	13,819	236,829
Grupo Aeroportuario del Pacifico SAB de CV Class B (b)	533,766	12,169,650
Grupo Aeroportuario del Sureste SAB de CV Class B (b)	397,741	12,612,045
Grupo Bimbo SAB de CV (b)	2,577,750	7,142,982
Grupo Financiero Banorte SAB de CV Class O	3,479,849	31,593,463
Grupo Financiero Inbursa SAB de CV Class O (b)	3,681,471	9,439,469
Grupo Mexico SAB de CV (b)	4,381,088	26,357,954
Grupo Televisa SAB (b)	4,855,266	2,145,960
Industrias CH SAB de CV (a)	237,087	2,158,531
Industrias Penoles SAB de CV (a)	308,602	8,522,819
Kimberly-Clark de Mexico SAB de CV Class A (b)	3,570,090	6,487,465
Nemak SAB de CV (a) (c)	3,211,724	547,414
Operadora De Sites Mexicanos SAB de CV Class A-1 (b)	3,422,771	3,103,539
Orbia Advance Corp. SAB de CV (b)	168,420	116,517
Sare Holding SAB de CV Class B (a) (d)	1,493,393	—
Southern Copper Corp.	122,061	12,348,911
TV Azteca SAB de CV (a) (b)	7,680,384	203,271
Wal-Mart de Mexico SAB de CV (b)	6,179,902	20,330,347
		250,017,484
MONACO — 0.0% *
Safe Bulkers, Inc. (b)	241,468	871,699
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR	559,334	9,184,264
Credicorp Ltd.	96,732	21,621,537
		30,805,801
PHILIPPINES — 0.5%
Aboitiz Equity Ventures, Inc.	1,357,480	841,045
Alliance Global Group, Inc.	5,474,800	876,668
Ayala Corp.	227,890	2,306,006
Ayala Land, Inc.	14,925,514	7,154,072
Bank of the Philippine Islands	5,298,391	12,227,780
BDO Unibank, Inc.	4,804,995	13,033,965
Bloomberry Resorts Corp.	2,186,700	198,367
Cebu Air, Inc. (a)	2,533,620	1,576,485

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Converge Information & Communications Technology Solutions, Inc.	1,085,900	$375,139
D&L Industries, Inc.	5,648,305	535,451
JG Summit Holdings, Inc.	3,479,136	1,234,034
Jollibee Foods Corp.	282,810	1,084,448
Manila Electric Co.	26,580	254,098
Megaworld Corp.	18,336,300	641,266
Monde Nissin Corp. (c)	3,968,000	521,271
PLDT, Inc.	251,602	5,435,818
Puregold Price Club, Inc.	812,180	519,057
SM Investments Corp.	442,905	6,856,260
SM Prime Holdings, Inc.	14,803,890	6,162,812
Universal Robina Corp.	638,750	1,015,446
		62,849,488
POLAND — 1.2%
11 bit studios SA (a)	3,206	187,547
Allegro.eu SA (a) (c)	408,078	3,906,031
Asseco Poland SA	150,688	8,431,439
Bank Polska Kasa Opieki SA	377,675	19,334,452
CCC SA (a)	22,890	1,295,332
CD Projekt SA	77,108	5,991,540
Dino Polska SA (a) (c)	34,552	5,029,222
Getin Holding SA (a)	54	12
InPost SA (a)	189,426	3,135,242
KGHM Polska Miedz SA (a)	298,370	10,642,655
LPP SA	398	1,615,679
mBank SA (a)	46,146	10,190,109
Orange Polska SA	2,909,017	7,357,569
ORLEN SA	791,370	17,978,963
PGE Polska Grupa Energetyczna SA (a)	1,683,131	5,311,964
PlayWay SA	3,174	281,938
Powszechna Kasa Oszczednosci Bank Polski SA	1,338,081	27,859,485
Powszechny Zaklad Ubezpieczen SA	860,474	15,001,000
Santander Bank Polska SA	67,284	9,190,282
		152,740,461
QATAR — 0.7%
Al Meera Consumer Goods Co. QSC	343,709	1,387,674
Al Rayan Bank	8,479,319	5,421,548
Baladna (a)	496,165	171,975
Commercial Bank PSQC	2,750,611	3,437,319
Doha Bank QPSC	1,016,426	710,186
Estithmar Holding QPSC (a)	1,636,930	1,480,026
Ezdan Holding Group QSC (a)	800,822	226,104
Gulf International Services QSC	953,858	838,326
Gulf Warehousing Co.	130,504	105,199
Industries Qatar QSC	2,115,780	7,176,568
Lesha Bank LLC (a)	2,425,094	1,205,553
Mannai Corp. QSC	769,412	1,118,933
Mazaya Real Estate Development QPSC (a)	4,005,103	660,000
Security Description	Shares	Value
Medicare Group	659,040	$939,417
Mesaieed Petrochemical Holding Co.	6,516,127	2,408,873
Ooredoo QPSC	2,305,817	8,093,475
Qatar Aluminum Manufacturing Co.	2,508,010	933,357
Qatar Electricity & Water Co. QSC	458,743	2,041,098
Qatar Fuel QSC	397,617	1,635,897
Qatar Gas Transport Co. Ltd.	1,799,754	2,451,739
Qatar International Islamic Bank QSC	829,307	2,480,405
Qatar Islamic Bank QPSC	1,745,827	10,620,727
Qatar National Bank QPSC	6,218,368	29,631,608
Qatar Navigation QSC	410,132	1,258,219
Qatari Investors Group QSC	2,326,993	956,745
United Development Co. QSC	883,607	253,118
Vodafone Qatar QSC	4,484,126	2,929,892
		90,573,981
ROMANIA — 0.0% *
NEPI Rockcastle NV	417,260	3,168,558
RUSSIA — 0.0%
LUKOIL PJSC (a) (d)	340,951	—
Mechel PJSC ADR (a) (d)	217,515	—
Novorossiysk Commercial Sea Port PJSC (d)	5,589,825	—
Rosneft Oil Co. PJSC (d)	1,683,986	—
Rostelecom PJSC (d)	781,704	—
Rostelecom PJSC ADR (a) (b) (d)	5,355	—
Sberbank of Russia PJSC (d)	8,602,924	—
Severstal PAO GDR (a) (d)	486,985	—
Sistema PJSFC GDR (a) (d)	198,224	—
VK IPJSC GDR (a) (d)	52,451	—
VTB Bank PJSC (a) (d)	1,190,904	—
		—
SAUDI ARABIA — 3.7%
Abdullah Al Othaim Markets Co.	1,006,543	2,087,963
ACWA Power Co. (a)	197,070	13,451,518
Advanced Petrochemical Co. (a)	85,955	710,008
Al Hammadi Holding	350,599	3,599,003
Al Jouf Agricultural Development Co.	81,306	957,765
Al Khaleej Training & Education Co. (a)	489,100	3,325,437
Al Rajhi Bank	2,499,005	63,033,162
Al Rajhi Co. for Co-operative Insurance (a)	72,300	2,479,077
Al Rajhi REIT	569,504	1,263,371
Aldrees Petroleum & Transport Services Co.	88,167	2,994,928
Al-Etihad Cooperative Insurance Co.	560,727	2,130,479
Alinma Bank	1,048,751	7,499,667
Almarai Co. JSC	304,496	4,116,237

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Alujain Corp.	97,996	$968,855
Arabian Cement Co.	71,412	448,598
BAAN Holding Group Co. (a)	2,566,724	1,457,705
Bank AlBilad	786,987	5,522,863
Banque Saudi Fransi	1,230,535	5,859,847
Basic Chemical Industries Ltd.	391,582	2,812,750
Batic Investments & Logistic Co. (a)	4,846,217	3,023,636
Bawan Co.	487,986	6,869,927
Bupa Arabia for Cooperative Insurance Co.	53,876	2,558,410
Buruj Cooperative Insurance Co. (a)	243,565	1,168,956
Catrion Catering Holding Co.	14,789	476,339
City Cement Co.	135,470	628,497
Co. for Cooperative Insurance	62,777	2,644,652
Dallah Healthcare Co.	128,015	4,457,741
Dar Al Arkan Real Estate Development Co. (a)	404,674	2,071,655
Derayah REIT	545,768	810,539
Dr. Sulaiman Al Habib Medical Services Group Co.	94,474	6,831,449
Eastern Province Cement Co.	206,557	1,716,122
Elm Co.	22,450	5,994,847
Etihad Etisalat Co.	459,913	7,271,788
Fawaz Abdulaziz Al Hokair & Co. (a)	22,461	147,444
Fitaihi Holding Group (a)	2,886,919	2,701,796
Gulf Insurance Group	246,954	1,747,543
Herfy Food Services Co. (a)	78,117	502,173
Jarir Marketing Co.	763,412	2,552,509
Jazan Development & Investment Co. (a)	216,134	629,875
Leejam Sports Co. JSC	103,635	3,581,148
Malath Cooperative Insurance Co. (a)	353,481	1,311,947
Mediterranean & Gulf Cooperative Insurance & Reinsurance Co. (a)	156,592	837,551
Methanol Chemicals Co. (a)	416,567	1,456,124
Middle East Healthcare Co. (a)	92,959	1,409,071
Mobile Telecommunications Co. Saudi Arabia	948,831	2,722,149
Mouwasat Medical Services Co.	198,038	3,983,993
Musharaka Real Estate Income Fund REIT	435,499	487,694
Najran Cement Co. (a)	159,261	349,903
Nama Chemicals Co. (a)	217,139	1,668,563
National Co. for Glass Industries	338,437	3,939,784
National Co. for Learning & Education	186,873	8,017,029
National Gas & Industrialization Co.	51,448	1,080,950
National Medical Care Co.	114,739	5,001,953
Qassim Cement Co.	163,858	2,230,356
Rabigh Refining & Petrochemical Co. (a)	92,044	177,192
Security Description	Shares	Value
Riyad Bank	2,005,125	$15,365,229
Riyad REIT Fund	234,346	336,164
SABIC Agri-Nutrients Co.	280,649	8,021,750
Sahara International Petrochemical Co.	302,461	1,598,394
Saudi Advanced Industries Co.	329,031	2,359,934
Saudi Arabian Mining Co. (a)	1,596,984	22,823,182
Saudi Arabian Oil Co. (c)	6,188,741	40,130,697
Saudi Automotive Services Co.	517,704	8,696,268
Saudi Awwal Bank	241,558	2,170,512
Saudi Basic Industries Corp.	1,046,425	15,247,867
Saudi Cement Co.	107,930	1,139,013
Saudi Ceramic Co. (a)	425,612	3,402,172
Saudi Chemical Co. Holding	3,168,952	5,999,083
Saudi Co. For Hardware CJSC (a)	83,183	660,939
Saudi Electricity Co.	699,926	2,743,344
Saudi Industrial Investment Group	132,025	590,337
Saudi Kayan Petrochemical Co. (a)	391,653	539,887
Saudi National Bank	3,585,486	34,530,797
Saudi Pharmaceutical Industries & Medical Appliances Corp. (a)	272,801	1,937,720
Saudi Public Transport Co. (a)	504,038	1,897,618
Saudi Reinsurance Co. (a)	877,783	11,936,257
Saudi Research & Media Group (a)	54,743	2,822,903
Saudi Tadawul Group Holding Co.	20,221	951,069
Saudi Telecom Co.	2,187,614	24,812,985
Saudi Vitrified Clay Pipe Co. Ltd. (a)	67,998	574,008
Saudia Dairy & Foodstuff Co.	23,213	1,693,395
Savola Group (a)	121,559	899,093
Southern Province Cement Co.	138,577	1,061,174
Sustained Infrastructure Holding Co.	329,237	2,886,365
Tabuk Cement Co.	310,542	920,738
Takween Advanced Industries Co. (a)	598,474	1,295,723
Umm Al-Qura Cement Co. (a)	602,689	2,731,826
United Electronics Co.	122,586	2,884,473
United International Transportation Co.	152,875	2,951,113
Walaa Cooperative Insurance Co. (a)	211,316	988,264
Yamama Cement Co.	147,859	1,342,775
Yanbu Cement Co.	187,031	1,013,324
Yanbu National Petrochemical Co.	199,054	1,602,834
		451,339,764
SINGAPORE — 0.0% *
Guan Chong Bhd.	13,439,687	3,958,012

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Riverstone Holdings Ltd. (b)	895,400	$471,023
		4,429,035
SOUTH AFRICA — 3.2%
Absa Group Ltd.	1,001,305	9,916,561
Adcock Ingram Holdings Ltd.	295,838	839,009
African Rainbow Minerals Ltd. (b)	308,482	2,986,875
ArcelorMittal South Africa Ltd. (a)	162	10
Ascendis Health Ltd. (a)	3,151	152
Aspen Pharmacare Holdings Ltd. (b)	395,249	2,657,568
Astral Foods Ltd.	42,462	424,303
Barloworld Ltd. (b)	446,906	2,839,426
Bid Corp. Ltd.	345,365	9,083,996
Bidvest Group Ltd.	381,966	5,019,157
Capitec Bank Holdings Ltd.	97,577	19,497,335
Clicks Group Ltd.	138,110	2,883,242
Coronation Fund Managers Ltd.	1,505,568	3,348,954
Curro Holdings Ltd.	352,154	178,542
Discovery Ltd.	513,692	6,208,963
FirstRand Ltd.	6,199,701	26,405,310
Foschini Group Ltd.	591,263	4,289,266
Gold Fields Ltd.	1,170,620	27,388,078
Grindrod Ltd.	3,058,674	2,146,257
Group Five Ltd. (a) (d)	219,472	—
Growthpoint Properties Ltd. REIT	2,356,304	1,775,391
Harmony Gold Mining Co. Ltd.	671,203	9,246,238
Impala Platinum Holdings Ltd. (a)	1,191,315	10,654,045
Investec Ltd.	531,411	3,954,951
Kumba Iron Ore Ltd. (b)	112,510	1,804,592
Life Healthcare Group Holdings Ltd.	356,035	286,090
Momentum Group Ltd.	3,320,650	6,407,264
Motus Holdings Ltd.	361,854	1,915,635
Mr. Price Group Ltd. (b)	447,814	5,579,768
MTN Group Ltd.	1,954,882	15,492,753
MultiChoice Group (a)	768,265	5,076,158
Murray & Roberts Holdings Ltd. (a) (d)	324	—
Naspers Ltd. Class N	287,854	89,336,664
Nedbank Group Ltd.	624,869	8,546,074
Netcare Ltd.	3,451,699	2,709,500
Ninety One Ltd.	349,190	851,791
Northam Platinum Holdings Ltd. (b)	128,873	1,390,237
Old Mutual Ltd. (b)	4,740,100	3,208,823
OUTsurance Group Ltd.	1,116,767	4,922,353
PPC Ltd. (b)	2,842,583	826,962
Redefine Properties Ltd. REIT	1,388,914	357,950
Remgro Ltd.	907,194	8,075,858
Sanlam Ltd.	1,827,010	9,115,902
Sappi Ltd.	846,545	1,417,637
Sasol Ltd. (a)	780,761	3,460,237
Shoprite Holdings Ltd.	645,573	10,060,713
Security Description	Shares	Value
Sibanye Stillwater Ltd. (a) (b)	3,962,320	$7,192,766
Standard Bank Group Ltd.	1,628,208	20,846,376
Sun International Ltd.	853,358	2,097,951
Telkom SA SOC Ltd. (a)	785,065	2,384,627
Thungela Resources Ltd.	131,605	627,912
Tiger Brands Ltd.	271,079	4,864,130
Truworths International Ltd. (b)	955,399	3,839,606
Valterra Platinum Ltd.	84,361	3,751,640
Vodacom Group Ltd. (b)	657,817	5,060,060
Wilson Bayly Holmes-Ovcon Ltd.	274,025	2,847,532
Woolworths Holdings Ltd.	656,918	1,913,319
		388,012,509
TAIWAN — 20.6%
Ability Opto-Electronics Technology Co. Ltd. (b)	66,000	283,548
Accton Technology Corp.	412,000	10,295,769
Acer, Inc. (b)	7,685,701	7,971,955
ADATA Technology Co. Ltd. (a)	143,696	460,425
Adimmune Corp. (a) (b)	546,505	310,557
Advanced Echem Materials Co. Ltd.	34,833	763,149
Advanced Energy Solution Holding Co. Ltd.	52,000	1,886,896
Advanced Power Electronics Corp.	28,000	78,023
Advancetek Enterprise Co. Ltd. (b)	5,845,456	14,387,522
Advantech Co. Ltd.	466,840	5,433,575
AGV Products Corp. (b)	14,303,415	5,165,721
AIC, Inc.	25,150	284,974
Alchip Technologies Ltd. (b)	75,000	7,946,221
Alcor Micro Corp.	198,184	786,983
Alexander Marine Co. Ltd.	24,254	158,998
ALI Corp. (a) (b)	151,800	133,290
All Ring Tech Co. Ltd. (b)	93,821	1,297,538
Amazing Microelectronic Corp.	56,178	130,387
Andes Technology Corp. (a)	9,000	90,887
Anpec Electronics Corp.	38,000	232,849
AP Memory Technology Corp.	87,000	890,490
ARBOR Technology Corp.	75,000	104,238
Arcadyan Technology Corp.	37,169	255,114
ASE Technology Holding Co. Ltd. (b)	5,588,787	28,219,433
Asia Vital Components Co. Ltd.	249,000	6,333,253
ASIX Electronics Corp.	81,000	228,759
ASMedia Technology, Inc.	19,000	1,242,298
ASolid Technology Co. Ltd.	59,000	108,257
ASPEED Technology, Inc.	32,200	5,230,351
Asustek Computer, Inc.	887,050	19,555,669
Auden Techno Corp.	25,435	72,791
Audix Corp.	2,510,657	5,130,981
AUO Corp. ADR (a) (b)	1,351,073	6,660,790
AURAS Technology Co. Ltd. (b)	19,000	416,918
Bank of Kaohsiung Co. Ltd.	8,459,163	3,503,898
Baotek Industrial Materials Ltd.	117,000	177,230
Basso Industry Corp. (b)	5,452,905	6,906,665

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
BioGend Therapeutics Co. Ltd. (a)	101,000	$104,243
Biostar Microtech International Corp. (a) (b)	3,104,384	1,976,638
Bizlink Holding, Inc.	72,027	2,090,884
Bora Pharmaceuticals Co. Ltd. (b)	43,000	1,223,230
Brave C&H Supply Co. Ltd.	38,000	115,774
Brillian Network & Automation Integrated System Co. Ltd.	30,417	250,421
Browave Corp.	32,000	200,466
C Sun Manufacturing Ltd. (b)	2,884,139	14,908,428
Career Technology MFG. Co. Ltd. (a)	115,061	54,553
Catcher Technology Co. Ltd. (b)	1,910,673	13,866,311
Cathay Financial Holding Co. Ltd. (b)	15,172,960	32,618,851
Cenra, Inc.	2,806,500	3,477,862
Center Laboratories, Inc.	2,764,895	3,615,603
Century Iron & Steel Industrial Co. Ltd.	109,000	884,328
Chailease Holding Co. Ltd. (b)	2,901,777	12,565,890
Champion Microelectronic Corp. (b)	126,000	255,347
Chang Hwa Commercial Bank Ltd.	19,979,080	12,789,566
Chang Wah Electromaterials, Inc.	74,310	96,665
Channel Well Technology Co. Ltd.	102,000	282,829
Charoen Pokphand Enterprise (b)	2,524,329	11,017,799
Chenbro Micom Co. Ltd. (b)	25,000	416,781
Cheng Loong Corp.	2,787,000	1,679,146
Cheng Shin Rubber Industry Co. Ltd.	485,850	628,684
Chenming Electronic Technology Corp. (b)	210,000	948,925
Chieftek Precision Co. Ltd. (b)	146,510	418,786
China Airlines Ltd. (b)	5,333,761	3,943,901
China Motor Corp. (b)	112,000	235,793
China Steel Chemical Corp. (b)	2,601,757	8,193,949
China Steel Corp. (b)	20,221,298	13,013,844
Chinese Maritime Transport Ltd. (b)	58,000	84,582
Chipbond Technology Corp.	66,000	120,649
CHO Pharma, Inc. (a)	65,553	90,098
Chroma ATE, Inc. (b)	296,000	4,483,774
Chun Yuan Steel Industry Co. Ltd.	187,000	120,348
Chung Hung Steel Corp.	390,000	190,247
Chung Hwa Pulp Corp. (a)	4,993,589	2,051,317
Chung-Hsin Electric & Machinery Manufacturing Corp. (b)	159,000	881,761
Chunghwa Chemical Synthesis & Biotech Co. Ltd. (b)	457,169	403,771
Chunghwa Telecom Co. Ltd.	5,692,561	26,307,536
CMC Magnetics Corp.	2,522,736	691,740
Security Description	Shares	Value
Compal Electronics, Inc.	9,773,774	$9,702,843
CTBC Financial Holding Co. Ltd.	36,496,708	54,597,636
CyberPower Systems, Inc.	44,000	389,361
Da-Li Development Co. Ltd. (b)	3,579,226	5,936,379
Darfon Electronics Corp.	76,000	87,546
Delta Electronics, Inc. (b)	2,864,463	40,497,851
Dimerco Express Corp. (b)	516,389	1,299,281
Drewloong Precision, Inc.	21,000	118,256
Dynamic Holding Co. Ltd.	221,000	342,712
E Ink Holdings, Inc.	662,000	5,008,284
E&R Engineering Corp. (a) (b)	108,000	312,036
E.Sun Financial Holding Co. Ltd.	14,911,453	16,768,493
Eclat Textile Co. Ltd. (a)	71,854	1,008,494
Egis Technology, Inc. (a)	43,000	174,432
EirGenix, Inc. (a)	131,485	276,365
Elan Microelectronics Corp.	34,400	143,078
E-Lead Electronic Co. Ltd.	101,000	140,201
Elite Material Co. Ltd.	246,000	7,427,496
Elite Semiconductor Microelectronics Technology, Inc. (b)	540,175	1,009,638
eMemory Technology, Inc.	54,000	4,362,591
Emerging Display Technologies Corp. (b)	128,000	97,494
Energenesis Biomedical Co. Ltd. (a)	82,308	189,625
Ennostar, Inc.	564,590	684,188
Episil Technologies, Inc. (a) (b)	146,978	178,616
Episil-Precision, Inc.	67,580	75,534
Eris Technology Corp.	26,642	136,803
Etron Technology, Inc. (a) (b)	258,020	248,198
Eva Airways Corp. (b)	3,019,110	4,123,733
Ever Fortune AI Co. Ltd.	101,000	238,566
Ever Supreme Bio Technology Co. Ltd.	54,449	289,840
Evergreen International Storage & Transport Corp.	127,000	147,164
Evergreen Marine Corp. Taiwan Ltd. (b)	2,226,400	15,166,836
Excelliance Mos Corp.	35,000	90,220
Excelsior Medical Co. Ltd.	90,118	260,988
EZconn Corp.	64,100	1,018,157
Far Eastern New Century Corp.	11,574,236	13,035,477
Faraday Technology Corp.	193,184	1,226,744
Feng TAY Enterprise Co. Ltd. (b)	171,343	718,524
FIC Global, Inc. (b)	79,000	87,486
First Financial Holding Co. Ltd. (b)	6,769,157	6,731,618
Fitipower Integrated Technology, Inc. (a)	42,465	317,630
FocalTech Systems Co. Ltd.	137,000	309,999
FOCI Fiber Optic Communications, Inc. (a) (b)	123,645	1,157,638
Forcecon Tech Co. Ltd.	62,732	246,959
Formosa Chemicals & Fibre Corp. (b)	8,375,224	6,565,543

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Formosa Petrochemical Corp. (b)	549,000	$676,571
Formosa Plastics Corp. (b)	8,051,922	9,605,966
Fortune Electric Co. Ltd. (b)	239,700	4,619,714
Fositek Corp. (b)	77,058	2,141,965
Founding Construction & Development Co. Ltd.	6,020,059	3,565,214
Foxconn Technology Co. Ltd. (b)	2,923,223	6,354,398
Fubon Financial Holding Co. Ltd. (b)	14,377,334	42,966,632
Fwusow Industry Co. Ltd. (b)	3,048,280	1,544,384
Galaxy Software Services Corp.	65,882	338,296
Genesys Logic, Inc.	64,000	326,441
Genius Electronic Optical Co. Ltd. (b)	22,665	324,318
Giant Manufacturing Co. Ltd.	87,358	324,467
Gigabyte Technology Co. Ltd. (b)	390,000	3,778,242
Global Unichip Corp.	76,000	3,395,180
Globalwafers Co. Ltd. (b)	133,000	1,372,706
Gold Circuit Electronics Ltd. (b)	241,000	2,433,760
Gongwin Biopharm Holdings Co. Ltd. (a)	25,536	77,800
Grand Process Technology Corp. (b)	40,000	2,238,806
Grape King Bio Ltd.	73,664	316,474
Great Wall Enterprise Co. Ltd. (b)	2,960,216	6,678,017
Group Up Industrial Co. Ltd.	18,000	134,020
Gudeng Precision Industrial Co. Ltd. (b)	65,769	837,535
Handa Pharmaceuticals, Inc. (a)	55,799	160,070
HannStar Display Corp. (a) (b)	2,815,500	686,237
HD Renewable Energy Co. Ltd. (b)	30,745	247,332
Himax Technologies, Inc. ADR (b)	174,710	1,560,160
Hiwin Technologies Corp.	64,488	463,593
Hocheng Corp. (b)	5,253,348	2,706,521
Holy Stone Enterprise Co. Ltd.	59,850	159,808
Hon Hai Precision Industry Co. Ltd. (b)	17,271,067	95,188,340
Hong TAI Electric Industrial (b)	5,563,000	7,207,981
Hotai Motor Co. Ltd. (a) (b)	273,721	5,284,768
Hsin Kuang Steel Co. Ltd. (b)	63,000	84,648
HTC Corp. (a) (b)	2,392,439	3,230,923
HUA ENG Wire & Cable Co. Ltd. (b)	301,000	263,782
Hua Nan Financial Holdings Co. Ltd.	25,033,991	23,309,755
Hung Sheng Construction Ltd.	2,522,032	2,167,020
Ibase Technology, Inc. (b)	977,222	1,990,439
ICARES Medicus, Inc.	30,719	124,613
Ichia Technologies, Inc. (b)	75,000	104,110
I-Chiun Precision Industry Co. Ltd.	201,865	528,641
Ingentec Corp.	33,150	124,261
Innolux Corp. (b)	9,314,585	3,730,681
Security Description	Shares	Value
Integrated Service Technology, Inc.	38,000	$142,441
International Games System Co. Ltd.	96,000	2,819,663
Inventec Corp. (b)	3,040,000	4,402,027
ITE Technology, Inc.	37,000	178,591
J&V Energy Technology Co. Ltd. (b)	118,000	662,467
Jentech Precision Industrial Co. Ltd. (b)	86,099	4,450,551
JPP Holding Co. Ltd.	67,101	454,813
Kaimei Electronic Corp.	38,640	74,735
Kaori Heat Treatment Co. Ltd. (b)	109,000	958,955
KEE TAI Properties Co. Ltd.	2,869,060	1,335,726
Kenmec Mechanical Engineering Co. Ltd. (b)	250,172	548,097
Kerry TJ Logistics Co. Ltd.	2,684,373	3,110,572
KGI Financial Holding Co. Ltd. (b)	32,057,968	16,406,498
Kindom Development Co. Ltd. (b)	2,922,900	5,042,933
King Slide Works Co. Ltd. (b)	37,000	2,577,537
King Yuan Electronics Co. Ltd. (b)	717,000	2,503,560
Kinsus Interconnect Technology Corp.	133,000	381,080
Kuo Yang Construction Co. Ltd.	2,301,734	1,575,882
L&K Engineering Co. Ltd.	221,557	2,324,634
Largan Precision Co. Ltd.	57,000	4,643,982
Leader Electronics, Inc. (a)	218,547	72,121
Leadtrend Technology Corp.	152,233	244,932
Lin BioScience, Inc. (a)	47,956	224,086
Lingsen Precision Industries Ltd. (b)	336,000	172,532
Lite-On Technology Corp. (b)	3,537,014	13,379,435
Longchen Paper & Packaging Co. Ltd. (a)	5,858,467	1,786,901
Lotes Co. Ltd.	57,804	2,671,347
Lotus Pharmaceutical Co. Ltd.	27,000	204,727
LuxNet Corp. (b)	113,549	699,672
M3 Technology, Inc.	57,000	183,418
M31 Technology Corp. (a) (b)	40,360	725,353
Machvision, Inc.	15,597	286,183
Macronix International Co. Ltd. (a)	520,221	378,430
Makalot Industrial Co. Ltd. (b)	37,404	302,182
Materials Analysis Technology, Inc.	48,000	265,370
MediaTek, Inc. (b)	2,380,969	101,883,173
Medigen Biotechnology Corp. (a)	114,248	118,112
Medigen Vaccine Biologics Corp. (a)	161,886	233,031
Mega Financial Holding Co. Ltd. (b)	18,219,561	25,602,936
Merida Industry Co. Ltd.	19,100	67,346
Microbio Co. Ltd. (a)	221,620	174,492

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Micro-Star International Co. Ltd.	125,000	$614,046
momo.com, Inc.	64,356	592,625
Motech Industries, Inc.	130,796	78,804
MPI Corp.	91,000	2,943,824
MSSCORPS Co. Ltd. (b)	105,408	436,614
Namchow Holdings Co. Ltd. (b)	2,849,000	3,984,036
Nan Ya Plastics Corp. (b)	10,788,128	10,082,017
Nan Ya Printed Circuit Board Corp.	95,000	364,234
Nanya Technology Corp. (a) (b)	2,488,982	4,362,450
New Era Electronics Co. Ltd. (b)	70,000	177,804
Nexcom International Co. Ltd. (b)	2,512,638	7,027,335
Novatek Microelectronics Corp. (b)	562,904	10,501,940
Nuvoton Technology Corp. (b)	113,000	279,676
OBI Pharma, Inc. (a)	61,784	69,161
Oneness Biotech Co. Ltd. (a)	163,659	354,075
Optimax Technology Corp. (b)	225,000	202,186
Orient Semiconductor Electronics Ltd. (b)	348,000	457,456
Pacific Hospital Supply Co. Ltd.	74,782	243,966
Pan Jit International, Inc.	136,900	234,321
Parade Technologies Ltd.	50,000	1,020,129
Pegatron Corp.	2,851,686	7,497,244
PharmaEssentia Corp. (a)	277,518	5,206,075
Pharmally International Holding Co. Ltd. (a) (d)	23,076	—
Phihong Technology Co. Ltd. (a)	93,402	67,305
Phison Electronics Corp.	25,000	430,474
Pihsiang Machinery Manufacturing Co. Ltd. (a) (d)	51,000	—
Polaris Group (a)	269,324	355,878
Pou Chen Corp. (a) (b)	10,796,674	11,439,034
Powerchip Semiconductor Manufacturing Corp. (a) (b)	2,789,519	1,470,580
Powertech Technology, Inc.	2,863,285	12,889,291
Poya International Co. Ltd. (a)	16,321	280,472
President Chain Store Corp. (b)	194,000	1,703,444
Princeton Technology Corp.	267,000	92,315
Progate Group Corp.	88,754	502,834
Promate Electronic Co. Ltd. (b)	2,853,000	7,451,866
Promos Technologies, Inc. (a) (d)	257	—
Prosperity Dielectrics Co. Ltd.	52,000	66,308
PSS Co. Ltd.	22,495	113,584
Quanta Computer, Inc. (b)	3,606,975	33,894,106
Quanta Storage, Inc.	48,000	145,748
Radiant Opto-Electronics Corp.	51,000	234,818
RDC Semiconductor Co. Ltd. (a)	43,260	242,867
Realtek Semiconductor Corp. (b)	487,000	9,452,588
Ruby Tech Corp.	106,090	147,448
Ruentex Development Co. Ltd.	417,150	424,833
Sampo Corp.	5,321,479	4,608,839
Sanyang Motor Co. Ltd. (b)	365,000	775,931
Scientech Corp.	51,000	602,321
SciVision Biotech, Inc. (b)	107,000	332,223
SDI Corp. (b)	83,000	202,585
Security Description	Shares	Value
Sea Sonic Electronics Co. Ltd.	39,000	$96,926
Sensortek Technology Corp. (b)	13,000	84,999
Sesoda Corp. (b)	2,268,174	2,360,417
Shanghai Commercial & Savings Bank Ltd. (b)	3,291,068	5,227,494
ShenMao Technology, Inc.	116,000	226,345
Shieh Yih Machinery Industry Co. Ltd. (b)	184,000	165,343
Shih Wei Navigation Co. Ltd. (a) (b)	2,450,265	1,266,569
Shihlin Electric & Engineering Corp.	164,000	1,007,737
Shin Kong Financial Holding Co. Ltd. (a) (b)	16,293,408	6,302,736
Shinfox Energy Co. Ltd. (b)	116,626	320,989
Shiny Brands Group Co. Ltd.	31,625	119,628
Silicon Integrated Systems Corp.	157,300	260,623
Silicon Motion Technology Corp. ADR	37,667	2,831,428
Sinbon Electronics Co. Ltd.	131,710	985,165
Sincere Navigation Corp. (a) (b)	176,000	130,741
Sino-American Silicon Products, Inc.	191,000	596,957
Sinon Corp.	3,218,000	4,599,189
SinoPac Financial Holdings Co. Ltd.	32,239,060	26,707,697
Sinphar Pharmaceutical Co. Ltd.	2,521,868	2,814,354
Sitronix Technology Corp.	46,000	318,876
Softstar Entertainment, Inc. (a) (b)	59,295	102,912
Solar Applied Materials Technology Corp. (b)	2,829,736	5,259,984
Stark Technology, Inc. (b)	2,604,747	13,865,472
SunMax Biotechnology Co. Ltd.	20,000	272,491
Sunonwealth Electric Machine Industry Co. Ltd.	181,000	622,706
Sunplus Innovation Technology, Inc. (a)	79,000	363,737
Sunplus Technology Co. Ltd. (a)	132,000	85,629
Supreme Electronics Co. Ltd. (b)	5,428,520	8,353,142
T3EX Global Holdings Corp.	36,000	88,854
TA Chen Stainless Pipe	2,828,874	3,355,487
Ta Ya Electric Wire & Cable (b)	4,663,417	6,050,373
TA-I Technology Co. Ltd.	60,000	84,520
TaiMed Biologics, Inc. (a)	138,219	430,574
Taimide Tech, Inc. (b)	428,950	917,752
Tainan Enterprises Co. Ltd. (b)	2,506,589	2,286,752
Tainergy Tech Co. Ltd. (a)	245,000	93,934
Taishin Financial Holding Co. Ltd. (b)	30,445,020	16,414,797
TaiSol Electronics Co. Ltd. (a) (b)	50,000	90,545
Taisun Enterprise Co. Ltd. (b)	5,339,284	3,746,930
Taiwan Cogeneration Corp. (b)	3,190,728	4,876,969
Taiwan Cooperative Financial Holding Co. Ltd.	6,659,749	5,642,503
Taiwan FU Hsing Industrial Co. Ltd.	2,767,000	4,385,598

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Taiwan Glass Industry Corp. (a) (b)	314,000	$171,984
Taiwan Land Development Corp. (a) (d)	3,962,750	—
Taiwan Mobile Co. Ltd. (b)	1,687,000	6,641,278
Taiwan Navigation Co. Ltd.	190,000	181,792
Taiwan Paiho Ltd.	2,690,433	4,973,414
Taiwan Puritic Corp.	30,338	408,668
Taiwan Sakura Corp.	2,877,726	8,422,757
Taiwan Semiconductor Co. Ltd.	82,000	134,879
Taiwan Semiconductor Manufacturing Co. Ltd.	29,856,912	1,083,401,572
Taiwan Surface Mounting Technology Corp.	62,000	220,731
Taiwan Taxi Co. Ltd.	45,000	205,652
Taiwan TEA Corp. (a) (b)	5,645,913	2,976,416
Taiwan Union Technology Corp.	260,612	2,029,619
Taiyen Biotech Co. Ltd.	2,806,500	3,156,015
Tatung Co. Ltd.	804,650	1,093,544
TCC Group Holdings Co. Ltd. (b)	12,015,662	10,488,819
TCI Co. Ltd.	28,724	119,962
Teco Electric & Machinery Co. Ltd.	135,000	218,592
Thunder Tiger Corp. (a)	387,584	790,771
Transasia Airways Corp. (a) (d)	361,784	—
Tripod Technology Corp.	856,079	7,253,168
TrueLight Corp. (a)	322,100	382,612
Tul Corp. (a)	48,000	110,585
UDE Corp. (b)	86,000	284,979
Ultra Chip, Inc. (b)	77,000	142,602
U-Ming Marine Transport Corp. (b)	259,000	429,125
Unimicron Technology Corp. (b)	2,287,000	8,925,031
Uni-President Enterprises Corp. (b)	5,932,993	16,451,199
United Alloy-Tech Co. (a)	166,000	259,695
United Microelectronics Corp. ADR (b)	3,747,780	28,670,517
United Orthopedic Corp.	68,000	237,437
Unity Opto Technology Co. Ltd. (a) (d)	12,759	—
UPI Semiconductor Corp.	18,156	125,859
Vactronics Technologies, Inc.	138,619	282,818
Vanguard International Semiconductor Corp. (b)	571,956	1,967,739
Via Technologies, Inc.	169,000	357,531
Visco Vision, Inc.	32,000	200,466
VisEra Technologies Co. Ltd.	14,474	114,704
Visual Photonics Epitaxy Co. Ltd. (b)	310,151	1,327,156
Vizionfocus, Inc.	22,070	137,503
Voltronic Power Technology Corp. (b)	45,000	1,940,983
Wafer Works Corp.	236,105	174,581
Waffer Technology Corp.	95,224	163,640
Walsin Lihwa Corp. (b)	2,835,974	2,096,982
Walsin Technology Corp.	100,000	278,310
Security Description	Shares	Value
Wan Hai Lines Ltd. (b)	913,450	$2,783,002
Wei Chuan Foods Corp.	2,777,000	1,540,031
Wei Mon Industry Co. Ltd. (a) (d)	240,450	—
Weikeng Industrial Co. Ltd. (b)	2,924,199	3,333,419
Weltrend Semiconductor	54,000	95,755
Win Semiconductors Corp. (b)	161,000	477,841
Winbond Electronics Corp. (a)	3,033,942	2,092,768
WinWay Technology Co. Ltd. (b)	30,025	1,331,041
Wisdom Marine Lines Co. Ltd. (b)	279,000	517,657
Wistron Corp.	4,676,476	19,610,719
Wiwynn Corp. (b)	84,733	7,338,576
XinTec, Inc. (b)	174,000	878,577
Yageo Corp. (b)	380,237	6,312,986
Yang Ming Marine Transport Corp. (b)	2,647,000	6,442,616
Yao Sheng Electronic Co. Ltd.	92,000	222,977
Yieh Phui Enterprise Co. Ltd. (b)	2,355,085	1,233,493
Yuanta Financial Holding Co. Ltd. (b)	8,845,056	10,340,225
Yulon Motor Co. Ltd. (b)	341,000	392,806
Zeng Hsing Industrial Co. Ltd.	75,579	258,467
Zenitron Corp.	5,720,000	6,657,538
Zhen Ding Technology Holding Ltd.	39,000	134,174
ZillTek Technology Corp.	24,000	180,337
		2,519,629,663
THAILAND — 1.5%
Advanced Info Service PCL	2,761,842	23,618,013
Airports of Thailand PCL (b)	7,571,100	7,045,050
All Energy & Utilities PCL (a)	45,000	152
Asset World Corp. PCL	868,000	47,794
B Grimm Power PCL (b)	531,300	169,970
Bangkok Commercial Asset Management PCL	269,486	58,857
Bangkok Dusit Medical Services PCL Class F	2,281,100	1,459,511
Bangkok Expressway & Metro PCL (b)	47,362,943	6,964,121
Bangkok Land PCL	30,962,600	409,549
Banpu PCL	15,979,417	1,975,999
BEC World PCL	862,600	49,885
Berli Jucker PCL (b)	229,300	134,722
BTS Group Holdings PCL (a) (b)	1,430,000	158,357
Bumrungrad Hospital PCL (b)	287,400	1,233,277
Central Pattana PCL	2,287,200	3,253,986
Central Plaza Hotel PCL (b)	1,714,100	1,276,002
Central Retail Corp. PCL	2,269,100	1,235,454
CH Karnchang PCL (b)	271,248	94,285
Charoen Pokphand Foods PCL	781,500	552,913
CP ALL PCL	7,773,086	10,520,730
CPN Retail Growth Leasehold REIT (b)	558,200	187,161
Delta Electronics Thailand PCL	5,965,800	17,617,312
Ditto Thailand PCL	326,060	95,284
Electricity Generating PCL	1,462,573	4,544,004

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Energy Absolute PCL (a) (b)	5,811,100	$443,312
Forth Corp. PCL	559,800	128,289
Global Power Synergy PCL (b)	342,400	308,077
Gulf Development PCL (a) (b)	5,525,070	6,585,810
Hana Microelectronics PCL	277,200	166,275
Indorama Ventures PCL (b)	1,390,600	868,356
IRPC PCL (b)	33,664,958	787,030
Jasmine International PCL (a) (b)	9,782,867	394,219
Jasmine Technology Solution PCL (a)	3,700	3,870
Kasikornbank PCL	2,570,700	12,138,346
KCE Electronics PCL	43,900	24,577
Krung Thai Bank PCL	1,998,400	1,309,368
Land & Houses PCL	2,959,300	311,326
Minor International PCL (b)	1,475,418	1,052,938
Muangthai Capital PCL	540,300	585,860
Precious Shipping PCL	830,200	148,119
Pruksa Holding PCL	1,144,500	142,232
PSG Corp. PCL (a)	4,683,600	122,461
PTT Exploration & Production PCL (b)	3,283,851	11,061,074
PTT Global Chemical PCL (b)	1,152,100	705,250
PTT PCL	16,332,199	15,071,818
Quality Houses PCL (b)	10,608,083	417,683
Regional Container Lines PCL (b)	246,500	195,251
Sansiri PCL (b)	11,011,533	433,568
SCB X PCL	1,967,362	7,110,856
Siam Cement PCL (b)	1,143,827	5,911,114
Singer Thailand PCL (a) (b)	248,500	33,787
Sri Trang Agro-Industry PCL	841,200	307,926
Sri Trang Gloves Thailand PCL (b)	2,220,700	413,281
Srisawad Corp. PCL	693,287	343,351
Thai Airways International PCL (a) (d)	1,250,900	63,875
Thai Beverage PCL (b)	13,300,300	4,803,626
Thai Oil PCL	3,850,442	3,197,968
Thaicom PCL (a)	1,717,000	390,842
Tisco Financial Group PCL (b)	3,415,580	10,165,182
TMBThanachart Bank PCL (b)	168,193,149	9,778,446
True Corp. PCL (a) (b)	11,491,165	3,923,618
		182,551,369
TURKEY — 0.9%
AG Anadolu Grubu Holding AS	82,161	536,818
Akbank TAS	5,026,069	8,613,917
Akfen Gayrimenkul Yatirim Ortakligi AS REIT (a)	3,818,094	245,626
Akfen Yenilenebilir Enerji AS (a)	516,078	206,335
AKIS Gayrimenkul Yatirimi AS REIT	2,786,677	454,485
Anadolu Efes Biracilik Ve Malt Sanayii AS	7,260,704	2,731,419
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS Class C	69,694	94,838
Security Description	Shares	Value
Aselsan Elektronik Sanayi Ve Ticaret AS	1,059,177	$4,013,819
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	213,834	499,475
Bera Holding AS (a)	1,285,489	473,577
BIM Birlesik Magazalar AS	563,515	7,006,145
Biotrend Cevre VE Enerji Yatirimlari AS (a)	466,966	263,327
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (a)	45,549	369,717
Borusan Yatirim ve Pazarlama AS	5,428	246,619
Can2 Termik AS (a)	2,044,174	79,623
Cimsa Cimento Sanayi VE Ticaret AS	134,942	162,771
Coca-Cola Icecek AS	220,532	272,662
CW Enerji Muhendislik Ticaret VE Sanayi AS	322,948	117,433
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR (a) (b)	643,282	1,736,861
Dogan Sirketler Grubu Holding AS	6,222,195	2,434,558
EGE Endustri VE Ticaret AS	657	117,058
Enka Insaat ve Sanayi AS	740,308	1,236,219
Eregli Demir ve Celik Fabrikalari TAS	6,498,535	4,353,750
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (a)	309,631	199,659
Ford Otomotiv Sanayi AS	1,892,956	4,245,576
Girsim Elektrik Sanayi Taahut Ve Ticaret AS (a)	134,176	136,558
Global Yatirim Holding AS	922,959	188,565
Gubre Fabrikalari TAS (a)	74,052	424,845
Haci Omer Sabanci Holding AS	2,378,839	5,359,240
Investco Holding AS (a)	11,148	70,877
Is Gayrimenkul Yatirim Ortakligi AS REIT (a)	711,854	314,841
Is Yatirim Menkul Degerler AS	568,731	521,660
Izmir Demir Celik Sanayi AS (a)	856,947	113,704
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	128,560	87,681
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (a)	312,581	189,464
Kiler Holding AS (a)	138,966	244,802
Kizilbuk Gayrimenkul Yatirim Ortakligi AS REIT (a)	676,861	189,654
KOC Holding AS	2,064,525	7,989,668
Kontrolmatik Enerji Ve Muhendislik AS	306,866	156,851
Koza Polyester Sanayi VE Ticaret AS (a)	770,926	93,185
Kuyumcukent Gayrimenkul Yatirimlari AS REIT (a)	333,921	538,724
Logo Yazilim Sanayi Ve Ticaret AS	93,762	374,638

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Margun Enerji Uretim Sanayi VE Ticaret AS (a)	457,952	$377,009
MIA Teknoloji AS (a)	371,177	268,448
Migros Ticaret AS	37,370	464,619
MLP Saglik Hizmetleri AS (a) (c)	155,950	1,338,332
Nuh Cimento Sanayi AS	40,708	220,248
ODAS Elektrik Uretim ve Sanayi Ticaret AS (a)	1,284,880	162,412
Otokar Otomotiv Ve Savunma Sanayi AS (a)	27,523	283,402
Oyak Cimento Fabrikalari AS (a)	1,264,043	690,572
Oyak Yatirim Menkul Degerler AS (a)	241,392	196,663
Ozak Gayrimenkul Yatirim Ortakligi REIT (a)	1,256,819	388,793
Parsan Makina Parcalari Sanayii AS (a)	67,990	138,394
Pasifik Gayrimenkul Yatirim Ortakligi REIT	8,364,556	441,418
Pegasus Hava Tasimaciligi AS (a)	198,057	1,279,120
Politeknik Metal Sanayi ve Ticaret AS (a)	901	140,663
Reysas Gayrimenkul Yatirim Ortakligi AS REIT (a)	3,426,264	1,709,107
Reysas Tasimacilik ve Lojistik Ticaret AS (a)	1,061,033	412,217
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	452,124	204,625
Sasa Polyester Sanayi AS (a)	7,821,957	601,485
SDT Uzay VE Savunma Teknolojileri AS	23,409	106,358
Selcuk Ecza Deposu Ticaret ve Sanayi AS	194,738	442,392
Servet Gayrimenkul Yatirim Ortakligi AS REIT (a)	2,554,393	173,958
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (a)	202,789	140,141
Sok Marketler Ticaret AS	109,693	95,928
Tofas Turk Otomobil Fabrikasi AS	55,498	273,630
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	434,603	730,099
Turk Altin Isletmeleri AS (a)	609,643	367,684
Turk Hava Yollari AO	1,171,339	8,344,946
Turk Traktor ve Ziraat Makineleri AS	17,567	256,705
Turkcell Iletisim Hizmetleri AS	2,050,231	4,953,817
Turkiye Garanti Bankasi AS	1,051,603	3,567,578
Turkiye Halk Bankasi AS (a)	454,409	277,714
Turkiye Is Bankasi AS Class C	13,831,173	4,640,109
Turkiye Petrol Rafinerileri AS	1,553,395	5,465,096
Turkiye Sigorta AS	2,915,886	611,850
Turkiye Sinai Kalkinma Bankasi AS (a)	1,001,836	314,195
Turkiye Sise ve Cam Fabrikalari AS	119,987	108,669
Security Description	Shares	Value
Turkiye Vakiflar Bankasi TAO Class D (a)	775,465	$515,632
Ulker Biskuvi Sanayi AS	888,626	2,358,147
Yapi ve Kredi Bankasi AS (a)	5,514,909	4,393,245
Yeni Gimat Gayrimenkul Ortakligi AS REIT	155,328	322,807
YEO Teknoloji Enerji VE Endustri AS (a)	211,430	191,699
Ziraat Gayrimenkul Yatirim Ortakligi AS REIT	2,190,945	1,339,007
		107,016,177
UNITED ARAB EMIRATES — 1.8%
Abu Dhabi Commercial Bank PJSC	5,153,737	18,915,113
Abu Dhabi Islamic Bank PJSC	1,262,092	7,387,990
Abu Dhabi National Energy Co. PJSC	945,603	903,676
Abu Dhabi National Oil Co. for Distribution PJSC	3,463,553	3,460,865
Abu Dhabi Ports Co. PJSC (a)	791,621	877,220
ADNOC Drilling Co. PJSC	2,542,654	3,946,017
Adnoc Gas PLC	5,035,404	4,688,752
Agthia Group PJSC	113,620	134,877
Air Arabia PJSC	9,284,388	8,670,501
Ajman Bank PJSC	4,693,078	1,878,330
AL Seer Marine Supplies & Equipment Co. LLC (a)	606,477	566,376
Al Waha Capital PJSC	1,762,743	739,106
Aldar Properties PJSC	7,788,853	18,916,255
Amanat Holdings PJSC	847,355	258,393
Americana Restaurants International PLC - Foreign Co.	1,528,300	936,242
Amlak Finance PJSC (a)	855,025	381,785
Apex Investment Co. PSC (a)	1,449,755	1,535,469
Arabtec Holding PJSC (a) (d)	504,845	—
Burjeel Holdings PLC	584,111	213,107
Dana Gas PJSC	4,273,474	857,522
Deyaar Development PJSC	4,310,887	1,161,980
Dubai Electricity & Water Authority PJSC	11,055,784	8,488,588
Dubai Financial Market PJSC	3,779,864	1,739,241
Dubai Investments PJSC	3,206,506	2,234,955
Dubai Islamic Bank PJSC	3,557,346	8,784,766
Emaar Development PJSC	956,903	3,517,211
Emaar Properties PJSC	7,481,351	27,702,295
Emirates NBD Bank PJSC	2,687,088	16,680,672
Emirates Telecommunications Group Co. PJSC	4,347,702	20,833,836
EMSTEEL Building Materials PJSC (a)	514,849	189,239
Eshraq Investments PJSC (a)	5,059,901	629,586
Fertiglobe PLC	1,485,814	962,805
First Abu Dhabi Bank PJSC	6,116,468	27,644,300
Ghitha Holding PJSC (a)	70,662	577,940
Gulf General Investment Co. (a) (d)	638,957	—

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Gulf Navigation Holding PJSC (a)	563,331	$872,716
Invest bank PSC (a) (d)	76,929	4,713
Modon Holding PSC (a)	2,804,103	2,656,868
Multiply Group PJSC (a)	4,499,421	2,952,368
National Central Cooling Co. PJSC	4,414,488	3,413,465
NMDC Group PJSC	295,720	2,001,606
Orascom Construction PLC	33,695	225,087
RAK Properties PJSC (a)	7,369,297	2,889,252
Ras Al Khaimah Ceramics PJSC	403,369	271,267
Salik Co. PJSC	1,607,689	2,648,221
Shuaa Capital PSC (a)	7,873,411	531,632
Space42 PLC (a)	611,501	306,346
Union Properties PJSC (a)	2,958,101	588,745
Yalla Group Ltd. ADR (a)	88,450	596,153
		216,373,449
UNITED STATES — 0.1%
Belite Bio, Inc. ADR (a) (b)	10,628	613,236
Bit Digital, Inc. (a) (b)	43,182	94,569
CBAK Energy Technology, Inc. (a) (b)	239,558	282,678
HUUUGE, Inc. (a) (c)	80,761	404,503
JBS NV BDR (a)	544,551	7,803,310
JBS NV Class A (a)	2,660	38,863
JS Global Lifestyle Co. Ltd. (a) (b) (c)	1,239,000	312,512
Legend Biotech Corp. ADR (a) (b)	78,951	2,801,971
Seanergy Maritime Holdings Corp. (b)	16,593	104,702
Titan SA (b)	68,616	3,092,922
		15,549,266
TOTAL COMMON STOCKS (Cost $10,064,767,788)		12,282,318,934
RIGHTS — 0.0% *
INDIA — 0.0% *
Infibeam Avenues Ltd. (expiring 07/11/25) (a)	977,124	74,629
MALAYSIA — 0.0% *
Alliance Bank Malaysia Bhd. (expiring 07/02/25) (a)	1,203,049	280,011
TOTAL RIGHTS (Cost $0)		354,640
WARRANTS — 0.0% *
GREECE — 0.0% *
Diana Shipping, Inc. (expiring 12/14/26) 4.00% (a)	13,092	1,047
MALAYSIA — 0.0% *
Comfort Gloves Bhd. (expiring 06/26/26) (a)	75,600	90
Frontken Corp. Bhd. (expiring 05/03/26) (a)	348,950	11,188
Security Description	Shares	Value
GDEX Bhd. (expiring 01/04/28) (a)	160,612	$954
Malaysian Resources Corp. Bhd. (expiring 10/29/27) (a)	179,301	1,916
NEXG Bhd. (expiring 02/17/28) (a)	2,525,250	119,950
SKP Resources Bhd. (expiring 04/25/26) (a)	108,980	129
Supermax Corp. Bhd. (expiring 03/01/30) (a)	199,450	9,000
Top Glove Corp. Bhd. (expiring 02/09/30) (a)	293,315	12,888
VS Industry Bhd. (expiring 09/05/26) (a)	847,330	7,044
YTL Corp. Bhd. (expiring 06/02/28) (a)	898,714	175,026
YTL Power International Bhd. (expiring 06/02/28) (a)	286,600	104,144
		442,329
SINGAPORE — 0.0% *
Guan Chong Bhd. (expiring 06/19/28) 1.60% (a)	1,439,967	75,239
THAILAND — 0.0% *
Energy Absolute PCL (expiring 02/13/28) (a)	941,566	25,488
Jasmine International PCL (expiring 10/10/31) (a)	4,806,333	59,139
Srisawad Corp. PCL (expiring 08/29/25) (a)	9,740	66
VGI PCL (expiring 05/23/27) (a)	70,080	64
		84,757
TOTAL WARRANTS (Cost $7,872)		603,372
SHORT-TERM INVESTMENT — 2.0%
State Street Navigator Securities Lending Portfolio II (f) (g) (Cost $246,141,480)	246,141,480	246,141,480
TOTAL INVESTMENTS — 102.3% (Cost $10,310,917,140)		12,529,418,426
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(285,193,711)
NET ASSETS — 100.0%		$12,244,224,715
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.4% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the securities is $283,700, representing less than 0.05% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	710	09/19/2025	$42,848,609	$43,789,250	$940,641

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$12,098,305,697	$183,729,537	$283,700	$12,282,318,934
Rights	—	354,640	—	354,640
Warrants	324,073	279,299	—	603,372
Short-Term Investment	246,141,480	—	—	246,141,480
TOTAL INVESTMENTS	$12,344,771,250	$184,363,476	$283,700	$12,529,418,426
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$940,641	$—	$—	$940,641
TOTAL OTHER FINANCIAL INSTRUMENTS:	$940,641	$—	$—	$940,641

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	70,193,807	$70,193,807	$718,659,856	$788,853,663	$—	$—	—	$—	$2,189,284
State Street Navigator Securities Lending Portfolio II	197,452,962	197,452,962	1,274,715,200	1,226,026,682	—	—	246,141,480	246,141,480	1,551,198
Total		$267,646,769	$1,993,375,056	$2,014,880,345	$—	$—		$246,141,480	$3,740,482
See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.8%
BRAZIL — 6.8%
Banco Bradesco SA ADR	8,479,681	$26,202,214
Cia Energetica de Minas Gerais Preference Shares	13,824,343	27,355,626
		53,557,840
CHINA — 25.1%
Agricultural Bank of China Ltd. Class H	16,621,000	11,857,019
Bank of China Ltd. Class H	19,365,000	11,248,968
Bank of Communications Co. Ltd. Class H	12,870,000	11,968,280
China CITIC Bank Corp. Ltd. Class H	21,881,000	20,849,666
China Construction Bank Corp. Class H	13,417,000	13,536,642
China Resources Pharmaceutical Group Ltd. (a)	14,627,000	9,540,158
Chongqing Rural Commercial Bank Co. Ltd. Class H (b)	16,879,000	14,255,767
CITIC Telecom International Holdings Ltd. (b)	4,667,000	1,426,853
EEKA Fashion Holdings Ltd. (b)	1,822,500	1,838,752
FinVolution Group ADR	645,270	6,117,160
Genertec Universal Medical Group Co. Ltd. (a)	6,422,000	4,581,299
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H (b)	2,616,000	5,798,522
Huatai Securities Co. Ltd. Class H (a)	4,504,800	9,124,372
Industrial & Commercial Bank of China Ltd. Class H	15,315,000	12,134,943
Jiangsu Expressway Co. Ltd. Class H	6,750,000	9,527,389
Kunlun Energy Co. Ltd.	17,758,000	17,237,702
Livzon Pharmaceutical Group, Inc. Class H	1,061,500	3,995,838
PICC Property & Casualty Co. Ltd. Class H	5,804,000	11,238,318
Sinopec Kantons Holdings Ltd.	4,278,000	2,479,605
Sinopharm Group Co. Ltd. Class H	5,088,000	11,913,050
Tianneng Power International Ltd. (b)	8,248,000	6,608,907
		197,279,210
GREECE — 1.8%
Metlen Energy & Metals SA	259,424	14,014,227
HONG KONG — 0.8%
Grand Pharmaceutical Group Ltd. (b)	4,689,500	5,209,228
SSY Group Ltd.	4,202,000	1,488,097
		6,697,325
INDIA — 1.6%
Power Grid Corp. of India Ltd.	3,554,542	12,430,121
Security Description	Shares	Value
INDONESIA — 3.2%
Bank Central Asia Tbk. PT	7,792,900	$4,164,054
Telkom Indonesia Persero Tbk. PT	120,778,100	20,681,436
		24,845,490
KUWAIT — 0.5%
Mobile Telecommunications Co. KSCP	2,614,534	4,130,237
MALAYSIA — 7.4%
Malayan Banking Bhd.	3,965,100	9,134,656
MISC Bhd.	3,428,200	6,179,798
Petronas Dagangan Bhd.	409,600	2,093,479
Petronas Gas Bhd.	855,600	3,580,495
PPB Group Bhd.	841,100	2,053,558
Public Bank Bhd.	7,328,300	7,501,478
Sime Darby Bhd.	10,436,200	4,089,711
Telekom Malaysia Bhd.	6,744,600	10,492,134
Tenaga Nasional Bhd.	3,777,800	12,902,212
		58,027,521
MEXICO — 6.4%
Arca Continental SAB de CV (b)	1,197,800	12,574,618
Bolsa Mexicana de Valores SAB de CV	1,390,833	3,164,933
FIBRA Macquarie Mexico REIT (a)	963,389	1,529,326
Kimberly-Clark de Mexico SAB de CV Class A (b)	8,102,376	14,723,405
Prologis Property Mexico SA de CV REIT	2,859,708	10,735,258
Ternium SA ADR (b)	260,444	7,839,364
		50,566,904
PHILIPPINES — 1.0%
Bank of the Philippine Islands	2,366,050	5,460,439
Manila Electric Co.	250,570	2,395,383
		7,855,822
POLAND — 0.7%
Asseco Poland SA	93,112	5,209,892
QATAR — 3.3%
Ooredoo QPSC	1,534,859	5,387,393
Qatar Electricity & Water Co. QSC	532,421	2,368,915
Qatar Gas Transport Co. Ltd.	3,203,724	4,364,315
Qatar International Islamic Bank QSC	978,598	2,926,925
Qatar Islamic Bank QPSC	1,222,782	7,438,786
Qatar Navigation QSC	872,243	2,675,901
United Development Co. QSC	2,805,144	803,561
		25,965,796
RUSSIA — 0.0%
Federal Grid Co-Rosseti PJSC (c) (d)	767,865,898	—
Inter RAO UES PJSC (c) (d)	110,161,174	—
Unipro PJSC (c) (d)	23,862,428	—
		—

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
SAUDI ARABIA — 4.7%
Abdullah Al Othaim Markets Co.	1,381,296	$2,865,347
Jarir Marketing Co.	2,583,526	8,638,159
Riyad Bank	1,060,488	8,126,497
Saudi Electricity Co.	1,457,267	5,711,725
Saudi Telecom Co.	1,057,309	11,992,514
		37,334,242
SOUTH AFRICA — 2.8%
AVI Ltd.	1,199,142	6,351,564
Sanlam Ltd.	1,679,760	8,381,196
Tiger Brands Ltd. (b)	390,981	7,015,602
		21,748,362
TAIWAN — 19.6%
Chang Hwa Commercial Bank Ltd.	8,373,512	5,360,286
Cheng Shin Rubber Industry Co. Ltd.	7,325,000	9,478,468
Chunghwa Telecom Co. Ltd.	3,117,000	14,404,868
CTCI Corp. (b)	2,734,000	2,438,063
Far Eastern New Century Corp.	13,931,000	15,689,782
Hu Lane Associate, Inc.	1,205,300	5,425,748
Namchow Holdings Co. Ltd.	843,000	1,178,849
President Chain Store Corp.	1,347,000	11,827,519
Primax Electronics Ltd.	2,382,000	5,944,400
Sercomm Corp.	2,048,000	6,660,277
Shanghai Commercial & Savings Bank Ltd.	5,272,000	8,373,983
Sinbon Electronics Co. Ltd.	1,205,000	9,013,162
Sino-American Silicon Products, Inc. (b)	6,469,000	20,218,393
Sporton International, Inc. (b)	214,150	1,242,586
Taiwan Fertilizer Co. Ltd. (b)	2,013,000	3,659,123
Taiwan Mobile Co. Ltd.	3,047,000	11,995,242
Taiwan Sakura Corp.	498,000	1,457,586
Uni-President Enterprises Corp.	4,948,000	13,719,978
Universal Cement Corp.	488,000	465,247
Yulon Finance Corp. (b)	1,511,000	5,327,708
		153,881,268
THAILAND — 8.9%
Advanced Info Service PCL	249,300	2,131,900
Advanced Info Service PCL NVDR	943,100	8,064,961
AEON Thana Sinsap Thailand PCL NVDR (b)	322,100	928,884
Bangkok Bank PCL NVDR (b)	1,544,600	6,604,357
Home Product Center PCL NVDR (b)	36,296,072	7,257,260
Kiatnakin Phatra Bank PCL NVDR (b)	2,509,500	3,493,056
Land & Houses PCL NVDR (b)	46,469,500	4,888,705
Mega Lifesciences PCL (b)	147,800	117,072
Mega Lifesciences PCL NVDR (b)	1,186,800	940,058
Security Description	Shares	Value
Supalai PCL	591,500	$263,829
Supalai PCL NVDR (b)	7,262,200	3,239,186
Thai Beverage PCL (b)	35,163,000	12,699,706
Thanachart Capital PCL NVDR (b)	2,046,480	2,880,039
Tisco Financial Group PCL NVDR (b)	3,004,400	8,941,460
WHA Corp. PCL NVDR (b)	75,793,100	7,367,438
		69,817,911
UNITED ARAB EMIRATES — 4.2%
Abu Dhabi National Oil Co. for Distribution PJSC	4,414,616	4,411,190
Aldar Properties PJSC	3,343,163	8,119,312
Emirates NBD Bank PJSC	1,429,917	8,876,515
Emirates Telecommunications Group Co. PJSC	2,393,557	11,469,731
		32,876,748
TOTAL COMMON STOCKS (Cost $720,625,028)		776,238,916
SHORT-TERM INVESTMENT — 2.7%
State Street Navigator Securities Lending Portfolio II (e) (f) (Cost $21,054,026)	21,054,026	21,054,026
TOTAL INVESTMENTS — 101.5% (Cost $741,679,054)		797,292,942
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(11,658,035)
NET ASSETS — 100.0%		$785,634,907
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.2% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	Non-income producing security.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	128	09/19/2025	$7,721,252	$7,894,400	$173,148

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$773,726,115	$2,512,801	$0(a)	$776,238,916
Short-Term Investment	21,054,026	—	—	21,054,026
TOTAL INVESTMENTS	$794,780,141	$2,512,801	$0	$797,292,942
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$173,148	$—	$—	$173,148
TOTAL OTHER FINANCIAL INSTRUMENTS:	$173,148	$—	$—	$173,148
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2025.

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	226,859	$226,859	$143,766,328	$143,993,187	$—	$—	—	$—	$87,436
State Street Navigator Securities Lending Portfolio II	7,133,380	7,133,380	158,410,176	144,489,530	—	—	21,054,026	21,054,026	85,184
Total		$7,360,239	$302,176,504	$288,482,717	$—	$—		$21,054,026	$172,620
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 6.0%
Abacus Group REIT (a)	361,241	$265,148
Abacus Storage King REIT	424,263	426,793
Actinogen Medical Ltd. (b)	12,431	187
AGL Energy Ltd.	719,783	4,589,737
ALS Ltd.	491,578	5,508,862
AMP Ltd.	3,772,540	3,115,141
Ampol Ltd.	272,642	4,599,119
Ansell Ltd.	476,323	9,455,275
ANZ Group Holdings Ltd.	2,971,827	56,791,639
APA Group Stapled Security	1,945,838	10,418,426
ARB Corp. Ltd. (a)	78,652	1,685,508
Aristocrat Leisure Ltd.	766,542	32,738,369
ASX Ltd.	206,667	9,448,241
Atlas Arteria Ltd. Stapled Security	959,056	3,199,154
AUB Group Ltd.	98,601	2,292,653
Aurizon Holdings Ltd.	2,230,624	4,429,374
Bank of Queensland Ltd.	679,664	3,465,351
Beach Energy Ltd.	1,589,516	1,375,030
Bendigo & Adelaide Bank Ltd.	616,607	5,107,741
BHP Group Ltd.	5,129,608	123,542,072
BlueScope Steel Ltd.	857,879	12,992,698
Boss Energy Ltd. (a) (b)	1,148,729	3,515,668
BrainChip Holdings Ltd. (a) (b)	2,573,405	328,864
Brambles Ltd.	1,280,330	19,650,888
Breville Group Ltd. (a)	92,058	1,779,138
BWP Trust REIT (a)	506,112	1,167,516
Calix Ltd. (a) (b)	213,372	47,543
CAR Group Ltd.	556,279	13,641,741
Cettire Ltd. (a) (b)	950,548	211,800
Chalice Mining Ltd. (a) (b)	628,186	693,684
Challenger Ltd.	674,027	3,569,127
Charter Hall Group REIT	444,881	5,594,898
Charter Hall Long Wale REIT	542,943	1,451,736
Cleanaway Waste Management Ltd.	1,992,629	3,551,965
Clinuvel Pharmaceuticals Ltd. (a)	14,737	100,249
Cochlear Ltd.	71,532	14,083,240
Coles Group Ltd.	1,432,762	19,567,941
Commonwealth Bank of Australia	1,677,830	203,144,824
Computershare Ltd.	546,669	14,290,974
Core Lithium Ltd. (a) (b)	3,590,000	230,565
Deep Yellow Ltd. (a) (b)	1,469,846	1,608,650
Deterra Royalties Ltd. (a)	548,425	1,351,383
Dexus REIT	722,658	3,149,400
Domain Holdings Australia Ltd.	163,802	471,256
Domino's Pizza Enterprises Ltd. (a)	65,275	824,332
Downer EDI Ltd.	662,848	2,741,048
Dubber Corp. Ltd. (b)	20	—
Dyno Nobel Ltd.	1,715,573	3,024,369
Eagers Automotive Ltd. (a)	166,431	1,903,281
Endeavour Group Ltd.	1,081,148	2,841,207
Security Description	Shares	Value
Evolution Mining Ltd.	1,812,067	$9,250,923
Firefinch Ltd. (a) (b) (c)	764,682	30,068
Flight Centre Travel Group Ltd. (a)	277,834	2,272,340
Fortescue Ltd.	1,736,734	17,391,219
Glencore PLC (b)	10,700,525	41,585,561
Goodman Group REIT	2,100,257	47,128,059
GPT Group REIT	1,786,886	5,667,814
GWA Group Ltd. (a)	2,291,312	3,603,868
Harvey Norman Holdings Ltd. (a)	593,435	2,049,543
HMC Capital Ltd. REIT	223,589	747,298
HUB24 Ltd.	80,060	4,678,512
IDP Education Ltd. (a)	237,971	572,352
IGO Ltd. (a)	786,541	2,149,467
Iluka Resources Ltd.	546,020	1,359,770
Imugene Ltd. (a) (b)	9,503,833	80,968
Ingenia Communities Group REIT	1,575,992	5,649,561
Insignia Financial Ltd. (b)	707,901	1,684,040
Insurance Australia Group Ltd.	3,142,271	18,595,367
IREN Ltd. (a) (b)	343,464	5,004,270
IRESS Ltd.	186,997	980,388
JB Hi-Fi Ltd.	123,601	8,938,562
Kogan.com Ltd. (a)	156,065	384,562
Lendlease Corp. Ltd. Stapled Security	571,936	2,016,522
Leo Lithium Ltd. (a) (c)	526,635	71,356
Liontown Resources Ltd. (a) (b)	2,414,190	1,107,498
Lottery Corp. Ltd.	3,405,628	11,895,913
Lynas Rare Earths Ltd. (a) (b)	866,611	4,889,908
Macquarie Group Ltd.	364,770	54,678,375
Magellan Financial Group Ltd.	140,602	788,749
Magnis Energy Technologies Ltd. (a) (b)	1,292,589	35,578
Medibank Pvt Ltd.	2,790,076	9,233,807
Megaport Ltd. (b)	216,857	2,052,173
Mesoblast Ltd. (a) (b)	997,545	1,081,942
Metals X Ltd. (b)	846,422	302,313
Metcash Ltd.	1,458,365	3,736,942
Mineral Resources Ltd. (a) (b)	164,712	2,327,273
Mirvac Group REIT	4,174,628	6,018,854
Myer Holdings Ltd.	703,085	278,764
National Australia Bank Ltd.	3,114,733	80,343,227
National Storage REIT	1,307,740	1,971,163
Netwealth Group Ltd.	200,052	4,403,787
Neuren Pharmaceuticals Ltd. (a) (b)	105,522	975,761
NEXTDC Ltd. (a) (b)	605,932	5,757,915
nib holdings Ltd. (a)	443,460	2,057,601
Nine Entertainment Co. Holdings Ltd.	486,534	518,131
Northern Star Resources Ltd.	1,324,251	16,098,580
Orica Ltd.	392,812	5,017,299
Origin Energy Ltd.	2,280,888	16,128,678
Orora Ltd.	2,118,394	2,623,868
Paladin Energy Ltd. (a) (b)	225,693	1,193,617
Peninsula Energy Ltd. (a) (b)	77,209	31,371

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Perpetual Ltd. (a)	350,071	$4,143,308
Perseus Mining Ltd.	1,355,719	3,020,800
Pilbara Minerals Ltd. (a) (b)	3,363,831	2,942,990
Pinnacle Investment Management Group Ltd. (a)	265,200	3,569,828
PointsBet Holdings Ltd. (b)	819,281	636,245
PolyNovo Ltd. (a) (b)	1,469,145	1,150,551
Premier Investments Ltd.	97,732	1,295,705
Pro Medicus Ltd.	53,694	10,031,500
Qantas Airways Ltd.	1,025,915	7,220,862
QBE Insurance Group Ltd.	1,597,114	24,481,583
Qube Holdings Ltd.	1,890,681	5,303,168
Ramsay Health Care Ltd. (a)	136,359	3,278,724
REA Group Ltd. (a)	57,142	9,005,873
Reece Ltd. (a)	272,450	2,562,194
Region Group REIT	1,169,599	1,686,293
Renascor Resources Ltd. (a) (b)	5,243,249	182,117
Rio Tinto Ltd. (a)	394,883	27,723,809
Rio Tinto PLC	1,110,266	64,585,643
Sandfire Resources Ltd. (b)	451,002	3,316,230
Santos Ltd.	3,371,908	16,926,916
Sayona Mining Ltd. (a) (b)	15,441,703	151,796
Scentre Group REIT	5,515,069	12,866,911
SEEK Ltd. (a)	358,231	5,646,140
SGH Ltd.	153,220	5,429,317
Sigma Healthcare Ltd.	1,795,140	3,517,571
Silver Mines Ltd. (a) (b)	7,540,866	568,319
Sonic Healthcare Ltd.	620,448	10,893,099
South32 Ltd. (a) (d)	1,784,378	3,398,857
South32 Ltd. (d)	3,444,183	6,568,294
Steadfast Group Ltd.	962,733	3,791,872
Stockland REIT	2,712,782	9,529,125
Suncorp Group Ltd.	1,077,298	15,256,818
Super Retail Group Ltd.	258,944	2,416,513
Tabcorp Holdings Ltd.	3,645,947	1,708,401
Technology One Ltd.	275,478	7,403,721
Telix Pharmaceuticals Ltd. (b)	581,680	9,309,003
Telstra Group Ltd.	4,393,720	13,936,416
Temple & Webster Group Ltd. (b)	278,773	3,895,034
TPG Telecom Ltd. (a)	237,871	830,887
Transurban Group Stapled Security	3,217,860	29,481,371
Treasury Wine Estates Ltd.	1,402,993	7,180,917
Vault Minerals Ltd. (b)	853,666	234,969
Ventia Services Group Pty. Ltd.	844,175	2,865,732
Vicinity Ltd. REIT	3,309,506	5,357,146
Viva Energy Group Ltd. (e)	1,087,653	1,539,634
Washington H Soul Pattinson & Co. Ltd. (a)	236,478	6,510,537
WEB Travel Group Ltd. (b)	379,479	1,106,678
Webjet Group Ltd. (a) (b)	381,431	224,974
Wesfarmers Ltd.	1,167,504	64,844,246
West African Resources Ltd. (b)	1,133,952	1,686,918
Westpac Banking Corp.	3,466,737	76,927,427
Whitehaven Coal Ltd.	1,086,088	3,864,899
WiseTech Global Ltd.	199,789	14,275,487
Security Description	Shares	Value
Woodside Energy Group Ltd.	1,916,423	$29,677,578
Woolworths Group Ltd.	1,218,370	24,840,056
Worley Ltd.	848,180	7,270,581
Zip Co. Ltd. (a) (b)	2,013,089	4,050,184
		1,629,547,049
AUSTRIA — 0.4%
ams-OSRAM AG (b)	12,523	167,236
ANDRITZ AG	34,991	2,591,780
BAWAG Group AG (e)	80,071	10,188,657
Erste Group Bank AG	357,486	30,339,592
Kontron AG	46,189	1,355,473
Lenzing AG (b)	19,072	539,543
Mondi PLC	664,257	10,827,591
Oesterreichische Post AG	31,348	1,113,135
OMV AG	268,402	14,549,634
Raiffeisen Bank International AG	133,456	4,054,290
Telekom Austria AG	133,718	1,514,710
UNIQA Insurance Group AG	110,859	1,496,515
Verbund AG	80,756	6,175,919
Vienna Insurance Group AG Wiener Versicherung Gruppe	33,791	1,733,384
voestalpine AG	316,461	8,878,314
		95,525,773
BELGIUM — 0.8%
Ackermans & van Haaren NV	21,800	5,553,012
Aedifica SA REIT (a)	143,682	11,140,061
Ageas SA	259,630	17,478,361
Anheuser-Busch InBev SA	873,205	59,696,653
Barco NV	73,595	1,068,637
Bekaert SA	98,699	4,060,815
Colruyt Group NV	61,399	2,646,527
D'ieteren Group	21,064	4,510,016
Elia Group SA (a)	32,947	3,780,463
Fagron	61,315	1,615,829
Galapagos NV (a) (b)	41,644	1,161,479
Gimv NV (a)	25,686	1,260,333
Groupe Bruxelles Lambert NV	112,273	9,528,533
KBC Ancora	35,096	2,405,929
KBC Group NV	342,720	35,265,766
Materialise NV ADR (a) (b)	8,595	48,562
Melexis NV (a)	18,414	1,559,541
Proximus SADP (a)	144,539	1,401,450
Shurgard Self Storage Ltd. REIT (a)	25,160	1,092,760
Solvay SA (a)	74,450	2,564,113
Syensqo SA (a)	74,450	5,722,500
Tessenderlo Group SA (a)	25,956	770,851
UCB SA	157,485	30,862,992
Umicore SA	199,000	2,915,279
VGP NV (a)	8,110	813,953
Warehouses De Pauw CVA REIT	165,115	4,012,077
		212,936,492
BRAZIL — 0.2%
Pluxee NV	100,670	2,184,990

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Wheaton Precious Metals Corp.	422,852	$37,949,766
Yara International ASA	252,436	9,279,543
		49,414,299
BURKINA FASO — 0.0% *
IAMGOLD Corp. (b)	851,302	6,257,647
CAMEROON — 0.0% *
Golar LNG Ltd. (a)	185,460	7,639,097
CANADA — 9.7%
AbCellera Biologics, Inc. (a) (b)	478,949	1,642,795
AGF Management Ltd. Class B (a)	11,564	112,038
Agnico Eagle Mines Ltd.	540,058	64,213,272
Air Canada (a) (b)	265,803	4,104,411
Alamos Gold, Inc. Class A	411,115	10,912,851
Algonquin Power & Utilities Corp. (a)	305,195	1,742,374
Alimentation Couche-Tard, Inc.	849,956	42,164,545
AltaGas Ltd. (a)	343,377	9,947,741
ARC Resources Ltd.	571,584	12,026,513
Aritzia, Inc. (b)	166,000	8,582,851
Atco Ltd. Class I	74,450	2,770,664
Athabasca Oil Corp. (b)	343,707	1,420,672
AtkinsRealis Group, Inc.	199,983	13,998,077
Aurinia Pharmaceuticals, Inc. (a) (b)	105,576	894,229
Aurora Cannabis, Inc. (a) (b)	8,118	34,269
Aya Gold & Silver, Inc. (a) (b)	144,805	1,300,008
B2Gold Corp.	1,220,890	4,402,183
Badger Infrastructure Solutions Ltd. (a)	65,859	2,296,498
Ballard Power Systems, Inc. (a) (b)	608,070	971,486
Bank of Montreal	731,495	80,901,363
Bank of Nova Scotia (a)	1,293,836	71,400,404
Barrick Mining Corp.	1,559,014	32,391,387
Baytex Energy Corp. (a)	1,221,959	2,185,108
BCE, Inc. (a)	199,921	4,424,781
BlackBerry Ltd. (a) (b)	651,730	2,989,982
Bombardier, Inc. Class B (a) (b)	97,316	8,461,393
Boralex, Inc. Class A (a)	73,198	1,697,314
Boyd Group Services, Inc. (a)	28,944	4,537,282
Brookfield Asset Management Ltd. Class A (a)	379,243	20,947,999
Brookfield Corp.	1,507,617	93,119,795
Brookfield Infrastructure Corp. Class A (a)	146,532	6,084,649
Brookfield Renewable Corp. (a)	188,906	6,178,728
Brookfield Wealth Solutions Ltd.	11,583	714,589
CAE, Inc. (b)	290,501	8,496,808
Cameco Corp. (a)	548,239	40,632,767
Canadian Apartment Properties REIT	74,528	2,425,642
Canadian Imperial Bank of Commerce	952,870	67,500,487
Canadian National Railway Co.	639,245	66,473,047
Security Description	Shares	Value
Canadian Natural Resources Ltd. (a)	2,114,723	$66,332,096
Canadian Pacific Kansas City Ltd. (a)	959,427	76,065,088
Canadian Solar, Inc. (a) (b)	71,438	788,676
Canadian Tire Corp. Ltd. Class A (a)	85,421	11,605,862
Canadian Utilities Ltd. Class A	118,307	3,266,990
Canopy Growth Corp. (a) (b)	17,815	21,934
Capital Power Corp. (a)	163,950	6,584,434
Capstone Copper Corp. (a) (b)	540,751	3,313,066
Cargojet, Inc. (a)	13,256	921,265
CCL Industries, Inc. Class B	120,453	7,010,020
Celestica, Inc. (a) (b)	78,673	12,267,107
Cenovus Energy, Inc.	1,261,149	17,126,487
CES Energy Solutions Corp. (a)	316,408	1,537,402
CGI, Inc.	224,335	23,512,018
Choice Properties Real Estate Investment Trust	151,239	1,648,167
CI Financial Corp. (a)	22,069	512,544
Cineplex, Inc. (a) (b)	61,399	521,970
Colliers International Group, Inc. (a)	28,120	3,671,778
Constellation Software, Inc.	19,775	72,363,892
CT Real Estate Investment Trust	292,639	3,405,722
Denison Mines Corp. (b)	410,589	749,261
Descartes Systems Group, Inc. (b)	80,816	8,192,948
Docebo, Inc. (b)	67,596	1,955,305
Dollarama, Inc. (a)	338,142	47,548,044
Dye & Durham Ltd. (a)	28,457	200,210
ECN Capital Corp. (a)	28,490	57,418
Element Fleet Management Corp. (a)	388,469	9,711,013
Emera, Inc. (a)	260,024	11,887,356
Empire Co. Ltd. Class A	163,308	6,763,309
Enbridge, Inc. (a)	2,196,576	99,405,327
Encore Energy Corp. (a) (b)	215,348	615,895
Enghouse Systems Ltd.	39,568	677,687
Equinox Gold Corp. (a) (b)	128,658	741,115
Exchange Income Corp. (a)	144,503	6,643,220
Fairfax Financial Holdings Ltd.	20,024	36,071,082
Finning International, Inc.	140,026	5,974,579
First Capital Real Estate Investment Trust	134,087	1,783,568
First Majestic Silver Corp.	277,084	2,288,557
FirstService Corp.	32,590	5,675,604
Fortis, Inc. (a)	488,350	23,270,441
Franco-Nevada Corp.	179,664	29,437,509
George Weston Ltd.	72,409	14,492,944
Gildan Activewear, Inc.	233,005	11,458,143
Global Atomic Corp. (a) (b)	150,134	68,218
GoGold Resources, Inc. (b)	100,661	147,543
Granite Real Estate Investment Trust	26,324	1,334,624
Great-West Lifeco, Inc. (a)	305,447	11,593,331

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
H&R Real Estate Investment Trust	134,087	$1,049,505
Hydro One Ltd. (e)	310,387	11,162,103
iA Financial Corp., Inc.	94,001	10,284,653
IGM Financial, Inc. (a)	79,826	2,516,757
Imperial Oil Ltd.	250,382	19,850,733
Innergex Renewable Energy, Inc. (a)	509,547	5,123,477
Intact Financial Corp.	171,406	39,776,995
International Petroleum Corp. (b)	6,123	98,812
K92 Mining, Inc. (b)	93,028	1,047,204
Keyera Corp.	172,777	5,639,786
Kinaxis, Inc. (b)	12,059	1,789,805
Kinross Gold Corp.	1,191,597	18,583,499
Lightspeed Commerce, Inc. (a) (b)	104,495	1,223,767
Linamar Corp.	48,229	2,290,392
Lithium Americas Corp. (a) (b)	228,923	610,685
Lithium Argentina AG (a) (b)	71,096	149,018
Loblaw Cos. Ltd.	186,809	30,838,202
MAG Silver Corp.	12,604	267,229
Magna International, Inc.	337,301	13,012,477
Manulife Financial Corp.	1,668,156	53,229,397
Maple Leaf Foods, Inc.	74,443	1,547,782
MEG Energy Corp. (a)	578,308	10,904,994
Methanex Corp. (a)	85,429	2,823,007
Metro, Inc.	246,341	19,311,907
MTY Food Group, Inc.	166,463	5,184,813
National Bank of Canada (a)	377,658	38,892,270
New Gold, Inc. (b)	602,686	2,990,241
NexGen Energy Ltd. (a) (b)	416,465	2,887,328
Northland Power, Inc. (a)	181,496	2,842,484
Nutrien Ltd. (a)	556,387	32,355,668
Onex Corp. (a)	81,058	6,659,290
Open Text Corp. (a)	219,730	6,407,517
OR Royalties, Inc. (a)	150,271	3,854,514
Pan American Silver Corp.	366,399	10,375,711
Parex Resources, Inc. (a)	367,222	3,743,538
Parkland Corp.	168,004	4,742,773
Pembina Pipeline Corp.	536,603	20,107,374
Peyto Exploration & Development Corp. (a)	133,452	1,902,266
Pizza Pizza Royalty Corp. (a)	272,481	2,997,391
Power Corp. of Canada (a)	639,738	24,937,826
PrairieSky Royalty Ltd. (a)	206,620	3,576,669
Precision Drilling Corp. (a) (b)	30,606	1,446,523
Premium Brands Holdings Corp. (a)	28,280	1,683,328
Primaris Real Estate Investment Trust	33,381	360,109
Quebecor, Inc. Class B	166,047	5,044,081
Restaurant Brands International, Inc. (a)	298,419	19,755,360
RioCan Real Estate Investment Trust	157,744	2,047,377
Rogers Communications, Inc. Class B (a)	379,478	11,232,771
Security Description	Shares	Value
Royal Bank of Canada	1,482,487	$194,988,598
Russel Metals, Inc.	59,283	1,905,137
Sandstorm Gold Ltd.	173,278	1,626,743
Saputo, Inc.	264,112	5,394,505
Shopify, Inc. Class A (b)	1,221,480	140,597,764
SmartCentres Real Estate Investment Trust	67,410	1,264,215
SNDL, Inc. (a) (b)	253,487	306,719
South Bow Corp. (a)	211,795	5,486,957
SSR Mining, Inc. (b)	93,803	1,194,106
Stantec, Inc. (a)	78,919	8,569,753
Stella-Jones, Inc.	59,659	3,431,759
Sun Life Financial, Inc. (a)	566,983	37,650,663
Suncor Energy, Inc.	1,194,136	44,641,171
TC Energy Corp. (a)	1,058,699	51,581,026
Teck Resources Ltd. Class B	530,655	21,416,761
TELUS Corp.	543,730	8,714,822
TFI International, Inc. (a)	90,526	8,109,856
Thomson Reuters Corp.	135,100	27,113,070
Tilray Brands, Inc. (a) (b) (d)	90,596	37,543
Tilray Brands, Inc. (a) (b) (d)	395,404	162,276
TMC the metals Co., Inc. (b)	303,836	2,005,318
TMX Group Ltd.	242,109	10,241,503
Torex Gold Resources, Inc. (b)	85,369	2,779,107
Toromont Industries Ltd. (a)	78,859	7,073,326
Toronto-Dominion Bank	1,838,224	134,933,321
Tourmaline Oil Corp.	343,407	16,534,877
TransAlta Corp. (a)	278,900	3,002,595
Vermilion Energy, Inc. (a)	111,876	814,985
Victoria Gold Corp./Vancouver (a) (b)	6,188	2,177
Well Health Technologies Corp. (b)	43,779	130,262
Wesdome Gold Mines Ltd. (b)	119,636	1,663,243
West Fraser Timber Co. Ltd.	57,586	4,214,392
Whitecap Resources, Inc. (a)	1,241,825	8,327,372
WSP Global, Inc. (a)	120,429	24,515,620
Xenon Pharmaceuticals, Inc. (b)	126,364	3,955,193
		2,609,867,914
CHILE — 0.1%
Antofagasta PLC	366,067	9,077,169
Lundin Mining Corp. (a)	793,258	8,324,994
		17,402,163
CHINA — 0.5%
BOC Aviation Ltd. (e)	454,600	3,764,204
BOC Hong Kong Holdings Ltd.	3,681,500	15,992,248
BOE Varitronix Ltd.	361,000	303,516
Budweiser Brewing Co. APAC Ltd. (a) (e)	1,294,700	1,281,506
China Ruyi Holdings Ltd. (a) (b)	3,056,400	985,056
China Tobacco International HK Co. Ltd.	288,000	1,128,153
China Traditional Chinese Medicine Holdings Co. Ltd. (b)	3,296,000	927,919

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Chow Tai Fook Jewellery Group Ltd. (a)	1,233,600	$2,108,906
ENN Energy Holdings Ltd.	581,600	4,645,391
Fosun International Ltd.	2,179,500	1,296,594
Gemdale Properties & Investment Corp. Ltd. (a)	8,812,000	353,603
HUTCHMED China Ltd. ADR (a) (b)	59,335	892,992
Inspur Digital Enterprise Technology Ltd.	746,000	716,540
KLN Logistics Group Ltd.	752,000	727,093
Nexteer Automotive Group Ltd. (a)	320,000	232,357
Prosus NV	1,331,471	74,193,071
S-Enjoy Service Group Co. Ltd.	282,000	100,586
Shandong Hi-Speed Holdings Group Ltd. (b)	1,742,500	3,516,076
Shangri-La Asia Ltd. (a)	514,000	279,590
Towngas Smart Energy Co. Ltd.	1,997,259	1,002,446
VSTECS Holdings Ltd.	882,000	873,011
Wharf Holdings Ltd. (a)	1,471,000	4,478,586
Wilmar International Ltd.	3,289,000	7,411,322
Youzan Technology Ltd. (a) (b)	8,168,000	98,848
Zhongyu Energy Holdings Ltd. (a)	277,000	143,969
		127,453,583
COLOMBIA — 0.0% *
Gran Tierra Energy, Inc. (b)	50,710	241,565
CONGO — 0.0% *
Ivanhoe Mines Ltd. Class A (a) (b)	1,129,079	8,464,989
DENMARK — 1.8%
Ambu AS Class B	344,442	5,386,818
AP Moller - Maersk AS Class A	2,079	3,827,103
AP Moller - Maersk AS Class B	6,305	11,680,886
Ascendis Pharma AS ADR (b)	34,727	5,993,880
Bavarian Nordic AS (b)	67,833	1,803,138
Better Collective AS (a) (b)	33,307	458,170
Carlsberg AS Class B	105,163	14,848,371
cBrain AS	40,518	1,370,617
Chemometec AS	12,019	1,105,306
Coloplast AS Class B	87,485	8,280,779
D/S Norden AS	106,071	3,357,797
Danske Bank AS	766,499	31,150,554
Demant AS (b)	91,770	3,814,726
DSV AS	199,816	47,849,201
FLSmidth & Co. AS	185,074	11,269,020
Genmab AS (b)	54,652	11,307,370
GN Store Nord AS (b)	144,671	2,219,299
Green Hydrogen Systems AS (b)	144,281	9,330
H&H International AS Class B (b)	92,236	1,967,841
ISS AS	180,317	5,010,224
Jyske Bank AS	48,071	4,848,093
Netcompany Group AS (b) (e)	20,022	850,552
Novo Nordisk AS Class B	3,151,085	217,945,336
Security Description	Shares	Value
Novonesis Novozymes B Class B	370,796	$26,492,096
Orsted AS (b) (e)	204,376	8,746,385
Pandora AS	124,810	21,836,546
Ringkjoebing Landbobank AS	26,684	5,827,338
Royal Unibrew AS	41,100	3,346,432
Tryg AS	396,102	10,195,772
Vestas Wind Systems AS	1,063,412	15,898,142
Zealand Pharma AS (b)	98,178	5,479,048
		494,176,170
FINLAND — 0.9%
Citycon OYJ	157,869	704,936
Elisa OYJ	153,235	8,468,507
Fortum OYJ	453,017	8,449,885
Hiab OYJ Class B	66,111	3,988,864
Huhtamaki OYJ	93,660	3,329,066
Kalmar OYJ Class B	66,111	2,798,413
Kemira OYJ	99,210	2,290,721
Kesko OYJ Class B	302,286	7,430,313
Kone OYJ Class B	387,252	25,401,682
Konecranes OYJ	67,948	5,371,885
Mandatum OYJ (a)	443,869	2,888,620
Metsa Board OYJ Class B (a)	193,315	713,899
Metso OYJ (a)	865,061	11,149,656
Neste OYJ	382,280	5,169,475
Nokia OYJ (d)	3,993,576	20,654,698
Nokia OYJ (d)	2,133,330	10,985,962
Nokian Renkaat OYJ (a)	111,867	806,274
Nordea Bank Abp (d)	3,230,707	47,729,743
Nordea Bank Abp (d)	45,556	674,331
Orion OYJ Class B	100,673	7,545,470
Outokumpu OYJ (a)	607,756	2,498,376
QT Group OYJ (a) (b)	31,323	2,112,349
Sampo OYJ Class A	2,219,577	23,787,752
Stora Enso OYJ Class R (a)	567,040	6,139,675
Tokmanni Group Corp. (a)	117,109	1,450,291
UPM-Kymmene OYJ	519,877	14,133,560
Valmet OYJ (a)	173,424	5,347,880
Wartsila OYJ Abp	453,026	10,656,958
YIT OYJ (a) (b)	125,719	350,639
		243,029,880
FRANCE — 7.1%
Accor SA	356,103	18,530,441
Aeroports de Paris SA	32,872	4,105,633
Air France-KLM (b)	255,147	2,771,612
Air Liquide SA	575,425	118,300,471
Airbus SE	629,383	130,959,846
Alstom SA (a) (b)	520,182	12,090,184
Alten SA	28,105	2,456,183
Arkema SA	41,648	3,057,975
AXA SA	1,767,547	86,458,336
BioMerieux	41,455	5,712,910
BNP Paribas SA	1,037,636	92,959,931
Bollore SE	543,435	3,400,065
Bouygues SA	264,279	11,912,592

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Bureau Veritas SA	232,114	$7,885,192
Capgemini SE	157,801	26,868,281
Carrefour SA (a)	697,912	9,806,346
Christian Dior SE	2,010	1,001,817
Cie de Saint-Gobain SA	497,921	58,238,015
Cie Generale des Etablissements Michelin SCA	745,160	27,588,216
Covivio SA REIT	81,893	5,147,764
Credit Agricole SA	1,412,204	26,631,190
Danone SA	651,693	53,059,670
Dassault Aviation SA	20,911	7,368,819
Dassault Systemes SE	651,595	23,504,591
Edenred SE	340,734	10,515,222
Eiffage SA	52,705	7,377,727
Elior Group SA (a) (b) (e)	119,074	362,297
Elis SA (a)	193,932	5,540,927
Engie SA	1,826,913	42,729,577
EssilorLuxottica SA	292,570	79,985,577
Eurazeo SE	51,063	3,629,384
Euroapi SA (a) (b)	48,320	163,695
Eutelsat Communications SACA (a) (b)	97,238	423,470
FDJ UNITED (e)	111,729	4,367,396
Fnac Darty SA (d)	34,350	1,354,810
Fnac Darty SA (d)	1,274	49,725
Forvia SE (b) (d)	126,655	1,280,380
Forvia SE (a) (b) (d)	18,454	186,512
Gaztransport Et Technigaz SA	21,553	4,255,456
Gecina SA REIT	41,671	4,563,814
Getlink SE	409,651	7,881,436
Hermes International SCA	34,709	93,668,480
ICADE REIT (a)	46,310	1,295,966
Imerys SA	39,340	1,290,248
Ipsen SA	34,948	4,147,495
Kering SA	74,509	16,142,051
Klepierre SA REIT	191,322	7,510,063
Legrand SA	272,902	36,359,255
L'Oreal SA	232,525	99,107,907
Louis Hachette Group	1,105,731	2,256,506
LVMH Moet Hennessy Louis Vuitton SE	252,816	131,943,019
Nanobiotix SA (a) (b)	85,298	413,024
Nexans SA	98,570	12,831,833
Opmobility	72,418	923,185
Orange SA	1,842,444	27,931,941
Pernod Ricard SA	210,970	20,950,938
Publicis Groupe SA	229,394	25,764,138
Renault SA	242,057	11,118,339
Rexel SA	296,845	9,108,518
Rubis SCA	104,416	3,360,833
Safran SA	331,902	107,491,462
Sartorius Stedim Biotech	24,429	5,815,486
SCOR SE	184,622	6,072,451
SEB SA	28,134	2,645,309
Societe BIC SA	26,380	1,635,013
Societe Generale SA	743,499	42,372,299
Security Description	Shares	Value
Sodexo SA	100,670	$6,168,548
SOITEC (b)	19,943	1,092,783
SPIE SA	138,000	7,726,981
Technip Energies NV	138,391	5,805,970
Teleperformance SE	59,146	5,715,354
Television Francaise 1 SA (a)	118,461	1,225,773
Thales SA	100,730	29,513,167
TotalEnergies SE	2,254,304	137,867,724
Ubisoft Entertainment SA (b)	158,837	1,750,027
Unibail-Rodamco-Westfield CDI (b)	730,285	3,426,721
Unibail-Rodamco-Westfield REIT (b)	57,077	5,436,364
Valeo SE	384,695	4,195,123
Vallourec SACA	12,945	238,493
Valneva SE (a) (b)	140,884	388,635
Veolia Environnement SA	803,164	28,519,507
Vinci SA	519,222	76,247,006
Viridien (a) (b)	6,932	492,296
Vivendi SE (b)	1,105,731	3,801,730
Wendel SE	28,370	2,983,869
Worldline SA (a) (b) (e)	246,188	1,036,021
		1,910,271,336
GERMANY — 7.7%
1&1 AG	41,629	910,866
adidas AG	172,079	39,984,879
AIXTRON SE	130,053	2,380,011
Allianz SE	382,893	154,658,752
Aroundtown SA (b)	1,059,344	3,869,804
Aurubis AG	28,355	2,939,021
Auto1 Group SE (b) (e)	158,532	5,091,496
BASF SE	884,975	43,485,316
Bayer AG	969,535	29,061,080
Bayerische Motoren Werke AG	317,842	28,154,025
Bayerische Motoren Werke AG Preference Shares	41,646	3,436,695
Bechtle AG	79,080	3,692,698
Beiersdorf AG	103,959	13,008,634
Bilfinger SE	124,645	11,946,576
BioNTech SE ADR (b)	79,243	8,437,002
Birkenstock Holding PLC (a) (b)	66,660	3,278,339
Brenntag SE	157,662	10,401,016
CANCOM SE	53,126	1,749,252
Carl Zeiss Meditec AG	34,982	2,340,625
Ceconomy AG (b)	164,322	698,259
Commerzbank AG	924,393	29,058,930
Continental AG	105,010	9,134,005
Covestro AG (b)	180,725	12,813,494
CTS Eventim AG & Co. KGaA	46,167	5,711,954
CureVac NV (a) (b)	46,952	254,949
Daimler Truck Holding AG	543,191	25,613,374
Deutsche Bank AG	2,045,636	60,439,933
Deutsche Boerse AG	178,921	58,156,287
Deutsche Lufthansa AG	687,430	5,793,824
Deutsche Pfandbriefbank AG (e)	206,694	1,273,795
Deutsche Post AG	935,188	43,043,559

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Deutsche Telekom AG	3,504,506	$127,403,223
Deutz AG	119,155	1,067,208
Dr. Ing hc F Porsche AG Preference Shares (a) (e)	105,158	5,177,059
Duerr AG	46,200	1,225,640
DWS Group GmbH & Co. KGaA (e)	33,125	1,951,965
E.ON SE	2,165,264	39,713,968
Evonik Industries AG	120,539	2,476,156
Evotec SE (a) (b)	118,260	1,000,055
Fielmann Group AG	26,256	1,747,528
Fraport AG Frankfurt Airport Services Worldwide (b)	52,636	3,951,262
Freenet AG	131,379	4,262,618
Fresenius Medical Care AG	217,713	12,433,105
Fresenius SE & Co. KGaA	409,232	20,502,480
FUCHS SE	54,238	2,241,087
FUCHS SE Preference Shares	67,986	3,738,082
GEA Group AG	178,209	12,425,918
Gerresheimer AG	41,561	2,335,891
Grand City Properties SA	120,215	1,566,369
Grenke AG	26,258	478,988
Hamborner REIT AG	509,327	3,563,324
Hannover Rueck SE	59,347	18,614,339
Hapag-Lloyd AG (e)	18,223	2,716,664
Heidelberg Materials AG	144,501	33,831,192
HelloFresh SE (a) (b)	218,452	2,036,565
Henkel AG & Co. KGaA	101,377	7,318,582
Henkel AG & Co. KGaA Preference Shares	134,897	10,555,529
Hensoldt AG	77,260	8,833,363
HOCHTIEF AG	15,248	2,994,479
HUGO BOSS AG	65,841	3,035,077
Hypoport SE (b)	4,715	1,118,009
Immatics NV (a) (b)	162,977	876,816
Infineon Technologies AG	1,321,068	56,004,793
Jenoptik AG	50,895	1,166,782
Jumia Technologies AG ADR (b)	201,049	808,217
Jungheinrich AG Preference Shares	46,167	2,165,557
K&S AG	212,968	3,889,881
KION Group AG	84,700	4,696,839
Knorr-Bremse AG	64,734	6,234,813
Krones AG	15,175	2,493,843
Lanxess AG	92,142	2,732,143
LEG Immobilien SE	65,862	5,825,465
Mercedes-Benz Group AG	778,877	45,430,789
Merck KGaA	142,998	18,464,394
MTU Aero Engines AG	52,592	23,286,476
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	134,545	86,959,327
Nemetschek SE	52,561	7,588,940
Nordex SE (b)	100,487	1,984,030
Norma Group SE	48,195	777,322
Patrizia SE	77,379	745,725
Pfeiffer Vacuum Technology AG	6,502	1,237,970
Security Description	Shares	Value
Porsche Automobil Holding SE Preference Shares	177,236	$7,009,150
ProSiebenSat.1 Media SE	224,272	1,881,004
Puma SE	92,563	2,518,623
Rational AG	6,389	5,339,804
Rheinmetall AG	41,596	87,742,913
RWE AG	679,235	28,249,035
Salzgitter AG	100,815	2,423,637
SAP SE	1,019,297	308,876,791
Sartorius AG Preference Shares	39,828	10,098,448
Schaeffler AG	164,969	881,102
Scout24 SE (e)	61,407	8,440,869
Siemens AG	748,676	191,277,983
Siemens Energy AG (b)	586,202	67,476,351
Siemens Healthineers AG (e)	270,136	14,922,679
Siltronic AG	19,781	945,051
Sixt SE	11,550	1,121,921
Sixt SE Preference Shares	15,252	1,067,052
Stabilus SE	21,900	709,522
Stroeer SE & Co. KGaA	39,962	2,387,687
Suedzucker AG	67,888	888,547
Symrise AG	124,812	13,059,946
TAG Immobilien AG	172,202	3,050,281
Talanx AG	64,263	8,290,316
TeamViewer SE (b) (e)	97,448	1,092,990
thyssenkrupp AG	611,550	6,548,389
TUI AG (b)	625,053	5,442,721
Uniper SE (b)	10,829	472,872
United Internet AG	61,406	1,704,004
Volkswagen AG (a)	30,964	3,333,027
Volkswagen AG Preference Shares	179,040	18,835,077
Vonovia SE (a)	823,504	28,913,091
Wacker Chemie AG (a)	19,678	1,432,139
Zalando SE (b) (e)	197,799	6,489,606
		2,077,426,925
GHANA — 0.0% *
Tullow Oil PLC (a) (b)	1,816,309	396,743
GUATEMALA — 0.0% *
Millicom International Cellular SA	86,357	3,235,797
HONG KONG — 1.5%
AIA Group Ltd.	11,618,800	104,199,174
ASMPT Ltd.	234,800	1,721,368
Bank of East Asia Ltd.	1,394,925	2,150,139
Cafe de Coral Holdings Ltd.	140,000	123,414
Cathay Pacific Airways Ltd. (a)	1,655,000	2,255,860
Champion REIT (a)	1,702,000	450,976
Chow Sang Sang Holdings International Ltd.	508,000	551,358
CK Asset Holdings Ltd.	2,133,031	9,401,640
CK Infrastructure Holdings Ltd.	287,500	1,902,627
CLP Holdings Ltd.	1,857,000	15,636,650
CTF Services Ltd.	1,792,000	1,702,971
Dah Sing Banking Group Ltd.	658,125	762,084

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Dah Sing Financial Holdings Ltd.	46,885	$177,685
DFI Retail Group Holdings Ltd.	614,100	1,694,916
Fortune Real Estate Investment Trust	1,781,000	1,093,557
Futu Holdings Ltd. ADR	68,145	8,422,041
Hang Lung Group Ltd. (a)	1,790,000	3,114,828
Hang Lung Properties Ltd.	2,182,516	2,082,426
Hang Seng Bank Ltd.	790,800	11,846,889
Henderson Land Development Co. Ltd.	1,677,869	5,867,198
HK Electric Investments & HK Electric Investments Ltd. Stapled Security (a)	2,979,000	2,174,480
HKBN Ltd.	842,000	533,088
HKT Trust & HKT Ltd. Stapled Security	4,568,900	6,821,339
Hong Kong & China Gas Co. Ltd.	8,142,625	6,835,656
Hong Kong Exchanges & Clearing Ltd.	1,264,439	67,458,223
Hong Kong Technology Venture Co. Ltd.	841,642	169,401
Hongkong Land Holdings Ltd.	2,061,800	11,896,586
Hysan Development Co. Ltd.	377,841	678,670
Jardine Matheson Holdings Ltd.	183,905	8,838,474
Johnson Electric Holdings Ltd.	112,537	309,656
Kerry Properties Ltd.	764,500	1,972,118
Link REIT	3,098,120	16,536,462
LK Technology Holdings Ltd. (a)	92,500	40,064
Long Well International Holdings Ltd. (b) (c)	3,424,000	—
Luk Fook Holdings International Ltd.	132,000	337,146
Man Wah Holdings Ltd. (a)	834,000	457,903
Melco International Development Ltd. (a) (b)	229,000	117,855
Melco Resorts & Entertainment Ltd. ADR (b)	212,590	1,537,026
Modern Dental Group Ltd.	753,966	409,159
MTR Corp. Ltd. (a)	1,954,888	7,022,655
New World Development Co. Ltd. (a) (b)	631,129	458,272
Pacific Basin Shipping Ltd. (a)	8,504,000	2,188,290
Pacific Textiles Holdings Ltd.	1,761,000	287,144
PAX Global Technology Ltd.	1,661,000	1,280,134
PCCW Ltd.	1,977,875	1,342,939
Perfect Medical Health Management Ltd. (a)	1,438,000	311,414
Power Assets Holdings Ltd.	1,515,500	9,739,742
Prudential PLC	2,557,053	31,978,011
Realord Group Holdings Ltd. (a) (b)	550,000	494,650
Sino Land Co. Ltd.	9,496,132	10,100,981
Sun Hung Kai Properties Ltd.	1,585,509	18,187,909
Sunlight Real Estate Investment Trust	1,542,000	443,939
Swire Pacific Ltd. Class A	25,500	218,455
Security Description	Shares	Value
Swire Pacific Ltd. Class B	892,500	$1,264,280
Swire Properties Ltd.	1,297,400	3,239,368
Techtronic Industries Co. Ltd.	1,078,000	11,851,134
Value Partners Group Ltd.	402,000	99,860
Vitasoy International Holdings Ltd. (a)	230,000	268,968
Viva Goods Co. Ltd. (a)	1,280,000	66,038
VTech Holdings Ltd.	198,900	1,442,975
Wharf Real Estate Investment Co. Ltd.	1,349,000	3,815,006
Yue Yuen Industrial Holdings Ltd.	921,500	1,411,010
Yuexiu Real Estate Investment Trust	421,000	46,659
		409,840,940
INDONESIA — 0.0% *
First Pacific Co. Ltd.	3,780,000	2,677,299
IRELAND — 0.3%
AerCap Holdings NV	183,969	21,524,373
AIB Group PLC	1,537,105	12,603,244
Amarin Corp. PLC ADR (a) (b)	14,260	231,297
Bank of Ireland Group PLC	910,999	12,923,405
C&C Group PLC	520,345	1,160,852
Dalata Hotel Group PLC	503,244	3,810,226
Glanbia PLC (a)	124,832	1,831,675
Greencore Group PLC	429,592	1,374,594
Kerry Group PLC Class A	153,153	16,854,240
Kingspan Group PLC	144,512	12,247,671
		84,561,577
ISRAEL — 1.0%
Airport City Ltd. (b)	61,342	1,123,920
Alony Hetz Properties & Investments Ltd.	135,589	1,404,811
Amot Investments Ltd.	177,559	1,202,708
Ashdod Refinery Ltd. (b)	60,432	1,158,392
Bank Hapoalim BM	1,411,453	27,084,809
Bank Leumi Le-Israel BM	1,592,751	29,617,837
Bezeq The Israeli Telecommunication Corp. Ltd.	2,138,062	3,650,737
Camtek Ltd. (b)	17,384	1,499,128
Cellebrite DI Ltd. (b)	145,704	2,331,264
Check Point Software Technologies Ltd. (b)	126,947	28,087,024
Compugen Ltd. (a) (b)	293,740	522,857
Delek Group Ltd.	11,676	2,418,068
Elbit Systems Ltd.	24,794	11,029,373
Electra Ltd.	1,462	937,330
Enlight Renewable Energy Ltd. (b)	78,852	1,788,953
First International Bank of Israel Ltd.	51,032	3,693,095
Gav-Yam Lands Corp. Ltd.	86,298	944,338
Global-e Online Ltd. (b)	75,293	2,525,327
Harel Insurance Investments & Financial Services Ltd.	111,577	3,125,150
ICL Group Ltd.	910,229	6,241,184

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Innoviz Technologies Ltd. (a) (b)	853,735	$1,400,125
Isracard Ltd.	52,136	268,615
Israel Discount Bank Ltd. Class A	1,140,667	11,367,716
Kornit Digital Ltd. (b)	182,139	3,626,387
Melisron Ltd.	19,932	2,272,869
Mivne Real Estate KD Ltd.	570,294	2,137,226
Mizrahi Tefahot Bank Ltd.	144,266	9,403,530
Nano Dimension Ltd. ADR (a) (b)	288,546	467,445
Nano-X Imaging Ltd. (a) (b)	164,682	851,406
Nice Ltd. (b)	64,082	10,875,386
Nova Ltd. (b)	25,847	7,313,147
Oddity Tech Ltd. Class A (b)	43,774	3,303,624
Oramed Pharmaceuticals, Inc. (a) (b)	54,600	122,850
Paz Retail & Energy Ltd.	8,483	1,550,997
Phoenix Financial Ltd.	139,722	4,043,329
Plus500 Ltd.	103,890	4,834,735
Radware Ltd. (b)	39,404	1,160,054
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	11,145	1,075,943
Reit 1 Ltd.	1,279,170	8,588,577
Sapiens International Corp. NV	25,762	756,068
Scinai Immunotherapeutics Ltd. ADR (b)	2	5
Shapir Engineering & Industry Ltd.	137,169	1,221,996
Shikun & Binui Ltd. (b)	242,675	1,217,879
Shufersal Ltd.	1,376,765	15,817,977
Strauss Group Ltd.	356,044	9,764,117
Teva Pharmaceutical Industries Ltd. ADR (b)	1,081,090	18,119,068
Tower Semiconductor Ltd. (b)	104,933	4,555,666
Wix.com Ltd. (b)	48,937	7,754,557
ZIM Integrated Shipping Services Ltd.	152,632	2,455,849
		266,713,448
ITALY — 2.7%
A2A SpA	1,472,448	3,949,468
AMCO - Asset Management Co. SpA Class B (a) (b) (c)	97	—
Amplifon SpA (a)	81,180	1,899,191
Azimut Holding SpA	107,020	3,414,497
Banca Generali SpA	72,427	4,011,168
Banca IFIS SpA (a)	193,248	5,149,360
Banca Mediolanum SpA	246,512	4,230,560
Banca Monte dei Paschi di Siena SpA	1,103,356	9,353,745
Banca Popolare di Sondrio SpA	726,704	10,065,885
Banco BPM SpA (a)	1,010,817	11,761,054
BFF Bank SpA (b) (e)	290,727	3,175,515
Biesse SpA	11,132	97,613
BPER Banca SpA (a)	1,390,553	12,594,826
Brembo NV (a)	444,184	4,233,810
Brunello Cucinelli SpA	33,270	4,030,370
Buzzi SpA	113,284	6,257,962
Security Description	Shares	Value
Coca-Cola HBC AG	225,621	$11,761,190
Davide Campari-Milano NV (a)	518,928	3,478,209
De' Longhi SpA	73,273	2,451,327
DiaSorin SpA (a)	24,372	2,599,419
Enav SpA (e)	244,971	1,127,807
Enel SpA	7,403,516	70,011,580
Eni SpA	2,380,442	38,449,300
ERG SpA (a)	52,977	1,154,191
Esprinet SpA (a)	402,971	1,896,839
Ferrari NV	120,281	58,749,902
FinecoBank Banca Fineco SpA	502,835	11,117,407
Generali	884,056	31,350,387
Hera SpA (a)	726,674	3,499,030
Immobiliare Grande Distribuzione SIIQ SpA REIT	529,360	1,926,306
Infrastrutture Wireless Italiane SpA (a) (e)	231,008	2,814,730
Interpump Group SpA	198,066	8,216,538
Intesa Sanpaolo SpA	16,600,926	95,320,601
Iren SpA (a)	2,995,184	9,211,645
Italgas SpA	405,800	3,429,706
Iveco Group NV	200,346	3,927,440
Leonardo SpA (a)	472,273	26,488,152
Mediobanca Banca di Credito Finanziario SpA (a)	420,575	9,743,006
MFE-MediaForEurope NV Class A (a)	432,010	1,475,704
MFE-MediaForEurope NV Class B (a)	145,031	672,806
Moncler SpA	159,533	9,061,885
Nexi SpA (a) (e)	242,377	1,443,625
Pirelli & C SpA (e)	392,604	2,697,863
Poste Italiane SpA (a) (e)	203,999	4,367,825
PRADA SpA	451,100	2,798,544
Prysmian SpA	291,466	20,541,918
Recordati Industria Chimica e Farmaceutica SpA	157,665	9,883,004
Reply SpA	79,516	13,683,617
Ryanair Holdings PLC ADR (a)	310,446	17,903,421
Saipem SpA (a)	827,452	2,258,282
Salvatore Ferragamo SpA (a) (b)	67,815	398,023
Snam SpA (a)	2,170,314	13,099,872
Technogym SpA (e)	173,651	2,480,734
Telecom Italia SpA (a) (b) (d)	14,474,381	7,112,325
Telecom Italia SpA (b) (d)	3,912,042	2,128,002
Terna - Rete Elettrica Nazionale	1,418,408	14,528,768
UniCredit SpA	1,659,204	110,841,086
Unipol Assicurazioni SpA	364,182	7,192,601
Wizz Air Holdings PLC (a) (b) (e)	85,197	1,272,571
Zignago Vetro SpA (a)	394,813	3,879,085
		732,671,297
IVORY COAST — 0.0% *
Endeavour Mining PLC	181,357	5,537,080
JAPAN — 21.5%
77 Bank Ltd.	81,400	2,774,289
ABC-Mart, Inc.	28,500	584,423

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Acom Co. Ltd.	652,600	$1,929,630
Activia Properties, Inc. REIT	507	430,675
ADEKA Corp.	22,400	427,701
Advance Residence Investment Corp. REIT	3,048	3,156,778
Advanced Media, Inc.	6,800	57,669
Advantest Corp.	820,200	60,502,136
Aeon Co. Ltd. (a)	1,262,620	38,636,023
AEON Financial Service Co. Ltd.	147,000	1,307,221
Aeon Mall Co. Ltd. (b)	22,100	439,567
AEON REIT Investment Corp.	545	478,424
AGC, Inc. (a)	202,200	5,917,127
Aica Kogyo Co. Ltd.	13,300	331,292
Ain Holdings, Inc.	6,000	225,885
Air Water, Inc.	202,200	3,013,857
Aisin Corp.	734,200	9,388,123
Ajinomoto Co., Inc.	1,306,800	35,364,888
Akita Bank Ltd.	16,555	344,979
Alconix Corp.	20,300	260,698
Alfresa Holdings Corp.	204,000	2,784,354
Alps Alpine Co. Ltd.	203,000	2,181,851
Amada Co. Ltd.	451,400	4,923,540
Amano Corp.	23,000	713,988
ANA Holdings, Inc.	113,800	2,223,687
Anritsu Corp.	34,000	439,697
Aoyama Trading Co. Ltd.	2,100	31,839
Aozora Bank Ltd. (a)	131,700	1,971,238
Arcs Co. Ltd.	21,600	446,819
ARE Holdings, Inc.	33,200	414,871
As One Corp.	20,000	344,906
Asahi Group Holdings Ltd. (a)	1,880,508	25,093,836
Asahi Intecc Co. Ltd.	170,500	2,695,398
Asahi Kasei Corp.	1,313,950	9,342,149
Asics Corp.	909,000	23,158,434
Astellas Pharma, Inc.	2,161,200	21,193,809
Atom Corp. (a) (b)	869,900	3,974,759
Awa Bank Ltd.	2,310	45,946
Azbil Corp.	464,600	4,406,535
Bandai Namco Holdings, Inc.	717,500	25,685,849
Bank of Iwate Ltd.	204,955	4,320,592
BASE, Inc. (a) (b)	384,300	1,034,945
BayCurrent, Inc.	210,100	10,792,634
Bic Camera, Inc.	170,500	1,952,349
BIPROGY, Inc.	82,700	3,450,104
Bridgestone Corp. (a)	597,465	24,404,053
Brother Industries Ltd.	203,200	3,504,249
Calbee, Inc.	133,000	2,527,502
Can Do Co. Ltd. (a)	5,300	128,423
Canon Marketing Japan, Inc. (a)	48,900	1,791,200
Canon, Inc. (a)	1,263,816	36,651,495
Capcom Co. Ltd.	425,100	14,517,763
Carenet, Inc.	136,000	654,367
Casio Computer Co. Ltd.	662,300	5,043,650
CellSource Co. Ltd.	18,300	86,404
Central Japan Railway Co.	1,111,000	24,858,957
Change Holdings, Inc. (a)	51,600	412,243
Security Description	Shares	Value
Chiba Bank Ltd.	641,950	$5,930,855
Chubu Electric Power Co., Inc.	656,165	8,090,483
Chugai Pharmaceutical Co. Ltd.	738,140	38,454,107
Chugin Financial Group, Inc.	202,200	2,444,822
Chugoku Electric Power Co., Inc. (a)	202,700	1,000,555
Citizen Watch Co. Ltd.	205,100	1,214,030
CKD Corp.	56,700	1,033,550
Coca-Cola Bottlers Japan Holdings, Inc.	201,800	3,248,890
Colowide Co. Ltd.	2,400	31,511
Comforia Residential REIT, Inc.	127	252,075
COMSYS Holdings Corp.	118,900	2,747,677
Concordia Financial Group Ltd.	1,314,100	8,526,252
Cosmo Energy Holdings Co. Ltd.	59,500	2,544,439
Cosmos Pharmaceutical Corp.	66,600	4,216,532
Credit Saison Co. Ltd.	161,700	4,365,883
Creek & River Co. Ltd.	9,600	99,958
Cyber Security Cloud, Inc.	31,300	384,627
CyberAgent, Inc.	572,800	6,543,113
Dai Nippon Printing Co. Ltd.	478,000	7,247,188
Daicel Corp.	206,100	1,725,764
Daido Steel Co. Ltd.	207,700	1,431,735
Daifuku Co. Ltd.	425,900	10,974,418
Dai-ichi Life Holdings, Inc.	4,626,200	35,102,047
Daiichi Sankyo Co. Ltd.	1,967,595	45,837,220
Daiichikosho Co. Ltd.	30,000	337,187
Daikin Industries Ltd.	299,810	35,337,085
Daio Paper Corp.	41,700	230,664
Daiseki Co. Ltd. (a)	21,720	524,035
Daishi Hokuetsu Financial Group, Inc.	140,434	3,242,393
Daito Trust Construction Co. Ltd.	71,755	7,786,767
Daiwa House Industry Co. Ltd.	659,800	22,629,023
Daiwa House REIT Investment Corp.	1,910	3,219,807
Daiwa Office Investment Corp. REIT	184	406,992
Daiwa Securities Group, Inc.	2,600,350	18,443,412
Daiwa Securities Living Investments Corp. REIT	570	377,251
Daiwabo Holdings Co. Ltd.	40,000	718,197
DCM Holdings Co. Ltd.	49,200	454,039
DeNA Co. Ltd.	202,800	3,751,474
Denka Co. Ltd.	7,000	95,953
Denso Corp.	2,174,840	29,367,755
Dentsu Group, Inc. (a)	166,400	3,681,778
Dexerials Corp.	161,700	2,499,188
DIC Corp.	36,700	736,947
Digital Garage, Inc.	12,500	408,893
Dip Corp.	32,300	509,841
Disco Corp.	100,700	29,719,554
DMG Mori Co. Ltd. (a)	143,600	3,299,584
Dowa Holdings Co. Ltd. (a)	75,800	2,451,712
Duskin Co. Ltd.	18,300	502,080
East Japan Railway Co.	1,254,300	26,988,573
Ebara Corp. (a)	484,200	9,312,248

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Eisai Co. Ltd.	258,751	$7,430,504
Electric Power Development Co. Ltd.	196,200	3,335,991
EM Systems Co. Ltd.	45,000	225,241
en Japan, Inc.	33,700	388,689
ENEOS Holdings, Inc.	3,218,500	15,933,742
eRex Co. Ltd. (a)	212,700	1,099,982
Eternal Hospitality Group Co. Ltd. (a)	34,800	776,974
euglena Co. Ltd. (a) (b)	591,900	1,716,959
EXEO Group, Inc.	255,000	3,241,234
Ezaki Glico Co. Ltd. (a)	48,500	1,547,890
FANUC Corp.	1,087,775	29,671,041
Fast Retailing Co. Ltd.	212,100	72,714,127
Feed One Co. Ltd.	867,380	5,896,827
Financial Partners Group Co. Ltd.	207,200	3,424,047
FINDEX, Inc. (a)	188,900	952,052
Fixstars Corp. (a)	33,900	480,179
Focus Systems Corp.	13,300	138,115
Food & Life Cos. Ltd.	153,200	7,440,188
Foster Electric Co. Ltd. (a)	448,300	4,885,072
FP Corp.	11,600	213,136
Freee KK (b)	19,200	511,087
Fronteo, Inc. (b)	12,000	51,009
Frontier Real Estate Investment Corp. REIT (a)	885	503,018
Fuji Corp.	29,600	550,626
Fuji Electric Co. Ltd.	131,500	6,057,676
Fuji Kyuko Co. Ltd.	11,500	165,838
Fuji Oil Co. Ltd.	20,000	391,152
Fuji Seal International, Inc.	17,500	337,897
FUJIFILM Holdings Corp.	1,489,230	32,394,065
Fujikura Ltd.	269,800	14,141,409
Fujitec Co. Ltd.	30,500	1,308,727
Fujitsu Ltd.	1,734,010	42,196,304
Fukuoka Financial Group, Inc.	143,234	3,824,664
Fukuyama Transporting Co. Ltd. (a)	9,000	209,976
Funai Soken Holdings, Inc. (a)	41,400	695,326
Furukawa Electric Co. Ltd.	205,455	10,003,565
Fuyo General Lease Co. Ltd.	30,000	809,997
GA Technologies Co. Ltd. (b)	15,300	191,932
Gakujo Co. Ltd. (a)	23,700	289,595
giftee, Inc. (a)	33,500	397,283
Glory Ltd.	15,000	349,233
GLP J-Reit	4,511	4,050,515
GMO internet group, Inc.	26,400	659,246
GMO Payment Gateway, Inc.	31,600	2,043,516
GNI Group Ltd. (a) (b)	85,300	2,028,492
Godo Steel Ltd.	52,000	1,349,995
Goldwin, Inc.	31,600	1,775,743
GS Yuasa Corp.	74,100	1,383,043
GungHo Online Entertainment, Inc.	8,100	154,856
Gunma Bank Ltd.	455,200	3,814,736
H.U. Group Holdings, Inc.	20,000	441,275
Security Description	Shares	Value
Hachijuni Bank Ltd.	650,700	$5,275,155
Hakuhodo DY Holdings, Inc.	206,600	1,709,926
Hamamatsu Photonics KK	494,600	6,012,791
Hankyu Hanshin Holdings, Inc.	207,700	5,636,637
Hankyu Hanshin REIT, Inc.	4,523	4,894,215
Hanwa Co. Ltd.	18,700	704,268
Harmonic Drive Systems, Inc.	67,500	1,308,457
Haseko Corp.	207,000	3,100,450
Hazama Ando Corp.	162,500	1,632,369
Heiwa Real Estate REIT, Inc.	772	723,124
Hikari Tsushin, Inc. (a)	17,600	5,185,752
Hino Motors Ltd. (b)	203,700	506,271
Hirogin Holdings, Inc.	197,000	1,646,156
Hirose Electric Co. Ltd.	22,240	2,688,292
HIS Co. Ltd. (a)	46,700	438,080
Hisamitsu Pharmaceutical Co., Inc.	23,800	676,210
Hitachi Construction Machinery Co. Ltd.	77,600	2,310,083
Hitachi Ltd.	4,677,775	136,176,703
Hokkaido Electric Power Co., Inc. (a)	258,900	1,346,255
Hokkoku Financial Holdings, Inc. (a)	16,555	554,718
Hokuhoku Financial Group, Inc. (a)	192,700	3,650,687
Hokuriku Electric Power Co. (a)	204,600	1,019,140
Honda Motor Co. Ltd.	5,201,625	50,217,495
Horiba Ltd.	47,800	3,724,525
Hoshino Resorts REIT, Inc.	196	327,017
Hoshizaki Corp.	86,100	2,966,067
House Foods Group, Inc.	12,000	232,822
Hoya Corp.	332,106	39,442,545
Hulic Co. Ltd. (a)	602,200	6,055,561
Hulic Reit, Inc.	1,701	1,837,073
Hyakugo Bank Ltd.	202,550	968,964
Ibiden Co. Ltd.	140,500	6,173,654
Ichigo Office REIT Investment Corp.	13,161	8,364,290
Idemitsu Kosan Co. Ltd.	1,176,470	7,126,666
IHI Corp.	139,900	15,147,883
Iida Group Holdings Co. Ltd.	188,600	2,653,809
Iino Kaiun Kaisha Ltd. (a)	158,000	1,106,968
Inaba Denki Sangyo Co. Ltd.	37,900	1,038,514
Industrial & Infrastructure Fund Investment Corp. REIT	4,318	3,632,088
Infomart Corp. (a)	1,309,600	3,789,766
INFRONEER Holdings, Inc.	135,812	1,138,152
Inpex Corp. (a)	870,000	12,196,684
Intage Holdings, Inc. (a)	402,100	4,941,171
Internet Initiative Japan, Inc.	170,200	3,349,916
Invincible Investment Corp. REIT (a)	6,355	2,727,751
Iriso Electronics Co. Ltd.	4,400	86,998
Isetan Mitsukoshi Holdings Ltd. (a)	452,700	6,891,809
Istyle, Inc. (a)	885,000	3,247,257

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Isuzu Motors Ltd.	845,800	$10,718,522
ITmedia, Inc.	9,100	103,446
Ito En Ltd.	8,200	185,408
ITOCHU Corp.	1,453,850	76,051,719
Itoham Yonekyu Holdings, Inc. (a)	29,100	987,158
Iwatani Corp.	210,400	2,230,798
Iyogin Holdings, Inc.	207,900	2,277,696
Izumi Co. Ltd.	6,100	140,586
J Front Retailing Co. Ltd.	202,600	2,753,323
Jade Group, Inc. (a) (b)	90,600	874,984
JAFCO Group Co. Ltd.	41,100	701,242
Japan Airlines Co. Ltd.	144,100	2,934,474
Japan Airport Terminal Co. Ltd.	63,900	2,037,173
Japan Elevator Service Holdings Co. Ltd.	51,200	1,472,782
Japan Excellent, Inc. REIT (a)	2,028	1,874,333
Japan Exchange Group, Inc.	1,315,200	13,298,138
Japan Hotel REIT Investment Corp.	4,512	2,377,121
Japan Logistics Fund, Inc. REIT	111	71,851
Japan Metropolitan Fund Invest REIT	6,810	4,808,889
Japan Petroleum Exploration Co. Ltd.	583,100	4,097,383
Japan Post Bank Co. Ltd.	1,864,000	20,066,600
Japan Post Holdings Co. Ltd.	2,032,900	18,795,652
Japan Post Insurance Co. Ltd.	137,100	3,095,179
Japan Prime Realty Investment Corp. REIT (a)	4,576	2,933,557
Japan Real Estate Investment Corp. REIT	7,345	5,995,192
Japan Steel Works Ltd.	43,700	2,502,286
Japan Tobacco, Inc. (a)	1,162,300	34,182,217
JCR Pharmaceuticals Co. Ltd.	24,400	86,657
Jeol Ltd.	15,300	466,483
JFE Holdings, Inc.	658,310	7,642,950
JGC Holdings Corp.	203,900	1,763,807
JMDC, Inc.	24,400	672,987
JTEKT Corp.	204,900	1,685,217
Justsystems Corp.	13,100	335,107
JX Advanced Metals Corp.	682,600	3,813,619
Kadokawa Corp.	184,200	5,104,729
Kagome Co. Ltd.	11,700	232,510
Kajima Corp.	514,537	13,404,429
Kakaku.com, Inc.	206,300	3,824,787
Kaken Pharmaceutical Co. Ltd.	36,900	975,859
Kamigumi Co. Ltd.	18,400	510,428
Kanadevia Corp.	134,100	905,172
Kandenko Co. Ltd.	168,200	3,881,135
Kaneka Corp.	7,600	209,408
Kansai Electric Power Co., Inc.	1,128,300	13,349,474
Kansai Paint Co. Ltd.	206,300	2,824,315
Kao Corp. (a)	625,700	27,970,126
Katitas Co. Ltd. (a)	20,300	351,485
Kawasaki Heavy Industries Ltd.	155,800	11,756,862
Kawasaki Kisen Kaisha Ltd. (a)	675,000	9,551,733
Security Description	Shares	Value
KDDI Corp.	2,768,200	$47,527,682
KDX Realty Investment Corp. REIT	5,355	5,787,085
Keihan Holdings Co. Ltd. (a)	119,300	2,522,359
Keikyu Corp.	208,000	2,165,032
Keio Corp.	83,800	2,034,012
Keisei Electric Railway Co. Ltd.	567,200	5,307,008
Kewpie Corp.	135,000	3,150,576
Key Coffee, Inc.	16,100	218,352
Keyence Corp.	199,400	79,845,588
Kikkoman Corp.	1,067,800	9,891,076
Kinden Corp.	160,800	4,721,194
Kintetsu Group Holdings Co. Ltd.	119,410	2,256,840
Kirin Holdings Co. Ltd. (a)	861,000	12,037,727
Kiyo Bank Ltd.	661,600	11,427,824
KNT-CT Holdings Co. Ltd. (a) (b)	71,300	492,626
Kobayashi Pharmaceutical Co. Ltd. (a)	14,300	533,905
Kobe Bussan Co. Ltd.	127,000	3,937,180
Kobe Steel Ltd. (a)	451,399	4,918,841
Koei Tecmo Holdings Co. Ltd. (a)	42,120	687,007
Koito Manufacturing Co. Ltd.	176,500	2,107,198
Kokusai Electric Corp.	87,300	2,095,393
Kokuyo Co. Ltd. (a)	685,200	3,922,070
Komatsu Ltd.	1,162,220	38,114,411
Konami Group Corp.	110,900	17,516,588
Konica Minolta, Inc. (b)	1,114,575	3,620,469
Kosaido Holdings Co. Ltd. (a)	530,000	1,764,893
Kose Corp. (a)	10,300	403,814
Kotobuki Spirits Co. Ltd. (a)	48,000	683,720
K's Holdings Corp.	202,600	2,054,824
Kubota Corp. (a)	1,331,450	14,951,102
Kuraray Co. Ltd. (a)	451,000	5,729,413
Kureha Corp.	24,000	522,552
Kurita Water Industries Ltd.	174,310	6,876,101
Kusuri No. Aoki Holdings Co. Ltd.	21,000	527,890
Kyocera Corp.	1,422,400	17,070,376
Kyoritsu Maintenance Co. Ltd. (a)	2,400	58,552
Kyoto Financial Group, Inc.	255,600	4,568,931
Kyowa Kirin Co. Ltd. (a)	204,100	3,483,738
Kyudenko Corp.	70,100	2,897,761
Kyushu Electric Power Co., Inc.	453,500	4,042,239
Kyushu Financial Group, Inc.	203,900	1,027,934
Kyushu Railway Co.	107,900	2,783,311
LaSalle Logiport REIT	298	286,973
Lasertec Corp. (a)	72,300	9,715,414
Lifenet Insurance Co. (a) (b)	135,000	2,131,850
LIKE, Inc. (a)	6,200	58,633
Lion Corp. (a)	202,400	2,087,826
Lixil Corp.	204,200	2,358,030
LY Corp.	4,472,200	16,421,855
M3, Inc.	592,800	8,148,461
Mabuchi Motor Co. Ltd. (a)	85,800	1,265,215
Macnica Holdings, Inc.	156,900	2,108,366

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Makita Corp.	302,900	$9,337,905
Mani, Inc.	21,000	179,549
Marubeni Corp.	2,100,150	42,353,401
Maruha Nichiro Corp.	10,200	215,235
Marui Group Co. Ltd.	204,500	4,340,732
Maruichi Steel Tube Ltd.	65,500	1,580,307
Maruwa Co. Ltd.	11,200	3,205,428
MatsukiyoCocokara & Co.	441,180	9,063,669
Matsuya Co. Ltd. (a)	656,200	4,601,963
Mazda Motor Corp.	658,800	3,965,251
McDonald's Holdings Co. Japan Ltd. (a)	61,600	2,541,701
Mebuki Financial Group, Inc.	860,000	4,483,824
Medipal Holdings Corp.	660,599	10,687,943
Medley, Inc. (a) (b)	61,500	1,353,941
MEIJI Holdings Co. Ltd.	306,700	6,766,956
Meiko Network Japan Co. Ltd. (a)	656,100	3,379,407
MEITEC Group Holdings, Inc.	31,500	692,610
Menicon Co. Ltd.	20,200	156,487
Mercari, Inc. (b)	74,200	1,373,608
Micronics Japan Co. Ltd. (a)	66,600	2,494,417
Milbon Co. Ltd.	22,600	378,948
Minebea Mitsumi, Inc.	452,700	6,633,248
Mirait One Corp.	39,700	697,557
MISUMI Group, Inc.	233,100	3,116,176
Mitsubishi Chemical Group Corp.	1,520,700	7,980,135
Mitsubishi Corp.	4,466,814	89,308,448
Mitsubishi Electric Corp.	2,475,050	53,306,660
Mitsubishi Estate Co. Ltd.	1,317,425	24,652,981
Mitsubishi Estate Logistics REIT Investment Corp.	417	343,543
Mitsubishi Gas Chemical Co., Inc.	204,100	3,130,489
Mitsubishi HC Capital, Inc.	1,149,700	8,440,977
Mitsubishi Heavy Industries Ltd.	3,438,600	85,938,219
Mitsubishi Logistics Corp.	327,500	2,681,081
Mitsubishi Materials Corp. (a)	154,200	2,434,512
Mitsubishi Motors Corp. (a)	866,700	2,451,085
Mitsubishi UFJ Financial Group, Inc.	12,427,724	170,612,875
Mitsui & Co. Ltd.	3,075,052	62,737,916
Mitsui Chemicals, Inc.	167,210	3,860,607
Mitsui Fudosan Co. Ltd.	2,718,600	26,255,301
Mitsui Fudosan Logistics Park, Inc. REIT (a)	544	393,562
Mitsui High-Tec, Inc. (a)	127,500	624,944
Mitsui Mining & Smelting Co. Ltd.	25,400	886,085
Mitsui OSK Lines Ltd. (a)	390,965	13,046,151
Miura Co. Ltd.	141,100	2,835,773
MIXI, Inc.	2,100	50,594
Mizuho Financial Group, Inc.	2,496,470	69,011,767
Mochida Pharmaceutical Co. Ltd.	12,000	246,322
Monex Group, Inc.	72,300	354,880
Money Forward, Inc. (b)	31,200	1,059,476
MonotaRO Co. Ltd.	176,000	3,466,510
Security Description	Shares	Value
Mori Hills REIT Investment Corp.	482	$446,479
Mori Trust Reit, Inc.	474	226,425
Morinaga & Co. Ltd.	41,800	687,286
Morinaga Milk Industry Co. Ltd.	24,000	537,838
MS&AD Insurance Group Holdings, Inc.	1,518,597	33,958,035
m-up Holdings, Inc.	11,400	163,607
Murata Manufacturing Co. Ltd.	2,059,800	30,716,253
Musashino Bank Ltd.	208,555	4,714,127
Nabtesco Corp. (a)	140,900	2,518,144
Nachi-Fujikoshi Corp.	1,500	32,088
Nagase & Co. Ltd.	175,600	3,379,004
Nagawa Co. Ltd. (a)	15,700	671,716
Nagoya Railroad Co. Ltd. (a)	190,400	2,149,242
Nakanishi, Inc.	32,700	429,224
Nankai Electric Railway Co. Ltd.	29,100	439,184
NANO MRNA Co. Ltd. (a) (b)	659,800	644,064
Nanto Bank Ltd.	208,355	5,921,266
NEC Corp.	1,391,600	40,646,339
Nexon Co. Ltd.	560,300	11,287,847
NexTone, Inc. (b)	25,800	382,414
NGK Insulators Ltd.	207,900	2,608,735
NH Foods Ltd.	106,000	3,663,346
NHK Spring Co. Ltd.	204,700	2,228,466
Nichias Corp. (a)	24,600	940,776
Nichirei Corp.	421,000	5,494,029
NIDEC Corp.	1,281,400	24,883,707
Nifco, Inc.	100,100	2,370,051
Nihon Kohden Corp.	182,400	2,166,904
Nihon M&A Center Holdings, Inc.	125,300	634,459
Nihon Parkerizing Co. Ltd.	40,600	357,528
Nikkon Holdings Co. Ltd.	189,200	4,203,280
Nikon Corp.	658,000	6,741,943
Nintendo Co. Ltd.	1,211,700	116,434,601
Nippon Accommodations Fund, Inc. REIT	595	484,832
Nippon Building Fund, Inc. REIT (a)	8,566	7,881,349
Nippon Electric Glass Co. Ltd. (a)	33,700	799,309
Nippon Express Holdings, Inc. (a)	182,100	3,646,538
Nippon Gas Co. Ltd.	43,500	798,356
Nippon Kayaku Co. Ltd.	151,400	1,357,354
Nippon Paint Holdings Co. Ltd.	1,362,700	10,943,487
Nippon Parking Development Co. Ltd.	1,526,700	2,790,327
Nippon Prologis REIT, Inc.	6,042	3,329,594
NIPPON REIT Investment Corp. (a)	388	237,455
Nippon Sanso Holdings Corp.	202,900	7,673,805
Nippon Shinyaku Co. Ltd.	18,500	402,928
Nippon Shokubai Co. Ltd.	48,800	555,417
Nippon Steel Corp.	1,071,500	20,273,526
Nippon Telegraph & Telephone Corp.	30,126,700	32,119,574
Nippon Television Holdings, Inc.	2,000	46,329

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Nippon Yusen KK (a)	559,365	$20,090,592
Nipro Corp.	181,300	1,602,198
Nishimatsu Construction Co. Ltd.	24,600	817,474
Nishi-Nippon Financial Holdings, Inc.	153,800	2,306,281
Nishi-Nippon Railroad Co. Ltd.	16,000	225,359
Nissan Chemical Corp.	95,900	2,921,914
Nissan Motor Co. Ltd. (a) (b)	2,623,341	6,360,165
Nissei ASB Machine Co. Ltd.	7,300	296,154
Nisshin Seifun Group, Inc.	205,600	2,451,771
Nisshinbo Holdings, Inc. (a)	190,100	1,215,656
Nissin Foods Holdings Co. Ltd.	167,700	3,477,762
Nissui Corp.	1,979,700	12,001,961
Niterra Co. Ltd.	189,500	6,297,207
Nitori Holdings Co. Ltd.	74,200	7,150,569
Nitto Boseki Co. Ltd. (a)	42,600	1,793,125
Nitto Denko Corp.	889,100	17,182,475
NOF Corp.	170,400	3,262,427
NOK Corp.	53,700	790,750
Nomura Holdings, Inc.	3,168,585	20,883,332
Nomura Real Estate Holdings, Inc.	580,300	3,389,921
Nomura Real Estate Master Fund, Inc. REIT	4,531	4,617,420
Nomura Research Institute Ltd.	496,100	19,861,860
NS Solutions Corp.	112,300	3,170,476
NSD Co. Ltd.	29,700	734,044
NSK Ltd.	453,400	2,129,751
NTN Corp.	640,100	1,009,040
NTT UD REIT Investment Corp.	285	252,553
Nxera Pharma Co. Ltd. (a) (b)	68,700	429,479
Obayashi Corp.	660,150	9,988,285
Obic Co. Ltd.	369,100	14,337,776
Odakyu Electric Railway Co. Ltd.	451,799	5,273,517
Ogaki Kyoritsu Bank Ltd.	16,555	286,872
Oisix ra daichi, Inc. (b)	4,200	50,419
Oji Holdings Corp.	674,800	3,390,701
Okinawa Financial Group, Inc.	205,000	4,328,637
OKUMA Corp.	23,600	599,619
Olympus Corp.	1,320,000	15,672,401
Omron Corp.	203,700	5,491,418
Ono Pharmaceutical Co. Ltd. (a)	653,300	7,051,090
Open House Group Co. Ltd.	81,200	3,663,543
Oracle Corp. Japan	34,200	4,068,864
Oriental Land Co. Ltd.	1,182,500	27,211,949
ORIX Corp.	1,316,500	29,712,278
Orix JREIT, Inc.	2,005	2,606,798
Osaka Gas Co. Ltd.	460,900	11,783,750
Osaka Soda Co. Ltd. (a)	100,000	1,244,072
OSAKA Titanium Technologies Co. Ltd. (a)	113,800	1,165,220
OSG Corp.	39,500	465,156
Otsuka Corp.	208,600	4,240,741
Otsuka Holdings Co. Ltd.	654,100	32,382,354
PALTAC Corp.	12,000	335,463
Security Description	Shares	Value
Pan Pacific International Holdings Corp.	589,500	$20,238,364
Panasonic Holdings Corp.	2,441,250	26,289,345
Park24 Co. Ltd.	50,100	641,663
Penta-Ocean Construction Co. Ltd.	197,700	1,236,882
PeptiDream, Inc. (a) (b)	121,800	1,387,109
Persol Holdings Co. Ltd.	2,556,000	4,981,232
Pharma Foods International Co. Ltd.	167,900	968,263
Pigeon Corp. (a)	188,300	2,283,925
Pilot Corp. (a)	15,200	429,129
Pola Orbis Holdings, Inc. (a)	30,800	272,934
Rakus Co. Ltd.	31,300	501,966
Rakuten Bank Ltd. (b)	122,300	5,600,848
Rakuten Group, Inc. (b)	1,767,500	9,745,142
Recruit Holdings Co. Ltd.	1,731,200	102,293,551
Relo Group, Inc.	128,200	1,516,354
Remixpoint, Inc. (a) (b)	124,300	468,131
Renesas Electronics Corp.	1,513,900	18,750,162
Rengo Co. Ltd.	458,300	2,479,252
RENOVA, Inc. (b)	15,500	69,750
ReproCELL, Inc. (b)	659,600	771,729
Resona Holdings, Inc.	2,180,000	20,102,877
Resonac Holdings Corp.	179,100	4,152,486
Resorttrust, Inc.	74,200	904,609
Ricoh Co. Ltd. (a)	656,600	6,207,119
Rinnai Corp.	132,400	3,280,554
Riso Kyoiku Co. Ltd. (a)	1,124,718	1,744,171
Rock Field Co. Ltd. (a)	655,400	7,069,218
Rohm Co. Ltd. (a)	219,200	2,787,707
Rohto Pharmaceutical Co. Ltd.	190,502	2,697,058
Rorze Corp. (a)	115,000	1,634,498
Ryohin Keikaku Co. Ltd.	311,700	14,943,560
Sakata Seed Corp.	12,700	308,169
SanBio Co. Ltd. (a) (b)	187,500	3,127,055
San-In Godo Bank Ltd.	202,650	1,672,324
Sanken Electric Co. Ltd. (b)	11,100	619,608
Sankyo Co. Ltd.	246,300	4,549,333
Sankyu, Inc.	80,900	4,330,498
Sanrio Co. Ltd.	194,100	9,363,348
Sansan, Inc. (b)	32,400	479,119
Santen Pharmaceutical Co. Ltd.	453,500	5,189,764
Sanwa Holdings Corp.	202,900	6,727,046
Sapporo Holdings Ltd.	81,900	4,208,825
Sawai Group Holdings Co. Ltd.	36,900	468,259
SBI Holdings, Inc.	316,100	11,007,532
SCREEN Holdings Co. Ltd.	112,200	9,134,771
SCSK Corp.	165,300	4,975,765
Secom Co. Ltd.	506,096	18,159,823
Sega Sammy Holdings, Inc.	190,800	4,563,772
Seibu Holdings, Inc.	204,400	7,310,259
Seiko Epson Corp.	453,800	6,010,034
Seino Holdings Co. Ltd.	203,600	3,122,116
Sekisui Chemical Co. Ltd.	452,600	8,184,369
Sekisui House Ltd.	658,000	14,499,733

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Sekisui House Reit, Inc.	6,440	$3,383,959
Senko Group Holdings Co. Ltd.	56,600	769,583
Seria Co. Ltd.	20,100	373,627
Seven & i Holdings Co. Ltd.	2,456,384	39,504,171
Seven Bank Ltd.	661,500	1,204,434
SG Holdings Co. Ltd.	627,000	6,973,419
Sharp Corp. (a) (b)	173,700	843,457
SHIFT, Inc. (b)	102,000	1,234,352
Shiga Bank Ltd.	76,910	3,082,896
Shikoku Electric Power Co., Inc. (a)	203,700	1,702,847
Shimadzu Corp.	319,200	7,893,540
Shimamura Co. Ltd.	58,000	4,063,554
Shimano, Inc. (a)	70,500	10,203,209
Shimizu Corp.	656,713	7,324,342
Shin-Etsu Chemical Co. Ltd.	2,093,585	69,165,341
Shionogi & Co. Ltd.	880,900	15,819,548
Ship Healthcare Holdings, Inc.	19,200	257,936
Shiseido Co. Ltd. (a)	458,300	8,165,288
Shizuoka Financial Group, Inc.	646,400	7,509,150
SHO-BOND Holdings Co. Ltd. (a)	17,600	573,893
Shochiku Co. Ltd. (a)	3,400	319,180
Skylark Holdings Co. Ltd. (a)	197,400	4,123,063
SMC Corp.	62,200	22,409,138
SMS Co. Ltd.	185,200	1,902,068
Socionext, Inc. (a)	199,000	3,824,459
SoftBank Corp.	28,453,800	43,928,121
SoftBank Group Corp.	1,104,472	80,401,004
Sohgo Security Services Co. Ltd.	131,000	914,628
Sojitz Corp.	176,200	4,324,338
Sompo Holdings, Inc.	1,073,200	32,282,557
Sony Group Corp.	6,440,100	166,302,558
Sotetsu Holdings, Inc.	83,200	1,306,939
Sourcenext Corp. (a) (b)	1,360,600	1,629,574
Square Enix Holdings Co. Ltd.	63,700	4,760,577
Stanley Electric Co. Ltd.	195,773	3,867,481
Starts Proceed Investment Corp. REIT	51	62,671
Subaru Corp.	658,500	11,467,733
Sugi Holdings Co. Ltd.	175,300	3,998,847
SUMCO Corp. (a)	429,500	3,374,866
Sumitomo Bakelite Co. Ltd.	30,600	883,183
Sumitomo Chemical Co. Ltd.	2,589,050	6,246,557
Sumitomo Corp.	1,355,175	34,985,272
Sumitomo Electric Industries Ltd.	1,112,120	23,829,218
Sumitomo Forestry Co. Ltd. (a)	601,800	6,076,536
Sumitomo Heavy Industries Ltd. (a)	92,400	1,895,081
Sumitomo Metal Mining Co. Ltd.	323,900	7,982,859
Sumitomo Mitsui Financial Group, Inc.	3,958,500	99,589,387
Sumitomo Mitsui Trust Group, Inc.	736,710	19,579,976
Sumitomo Osaka Cement Co. Ltd.	8,800	230,471
Sumitomo Pharma Co. Ltd. (b)	189,900	1,276,561
Security Description	Shares	Value
Sumitomo Realty & Development Co. Ltd.	468,000	$18,037,011
Sumitomo Rubber Industries Ltd. (a)	204,200	2,319,153
Sumitomo Warehouse Co. Ltd.	68,000	1,396,767
Sun Corp.	1,800	70,034
Sun Frontier Fudousan Co. Ltd.	3,100	44,533
Sundrug Co. Ltd.	58,600	1,829,260
Suntory Beverage & Food Ltd. (a)	86,900	2,773,436
SUNWELS Co. Ltd. (a) (b)	129,900	536,885
Suruga Bank Ltd. (a)	203,300	1,891,621
Suzuken Co. Ltd.	90,900	3,277,422
Suzuki Motor Corp.	1,990,500	24,019,118
SymBio Pharmaceuticals Ltd. (a) (b)	36,600	44,342
Sysmex Corp.	536,700	9,341,021
Systena Corp.	162,400	459,840
T&D Holdings, Inc.	740,800	16,257,648
Tadano Ltd.	5,200	34,617
Taiheiyo Cement Corp.	138,800	3,443,935
Taisei Corp.	194,487	11,310,124
Taiyo Yuden Co. Ltd. (a)	455,000	7,985,219
Takara Bio, Inc.	39,500	219,862
Takara Holdings, Inc.	186,000	1,542,649
Takasago Thermal Engineering Co. Ltd.	61,400	3,012,509
Takashimaya Co. Ltd.	395,000	3,086,002
Takeda Pharmaceutical Co. Ltd.	1,544,015	47,300,124
Takeuchi Manufacturing Co. Ltd. (a)	31,700	1,028,173
Takuma Co. Ltd.	33,400	473,559
TDK Corp.	2,199,125	25,813,399
TechnoPro Holdings, Inc. (a)	161,700	4,709,557
Teijin Ltd.	659,110	5,329,644
tella, Inc. (b) (c)	600	—
TerraSky Co. Ltd. (b)	49,400	1,008,554
Terumo Corp.	1,492,400	27,379,695
THK Co. Ltd. (a)	121,800	3,252,329
TIS, Inc.	166,000	5,559,957
Toagosei Co. Ltd. (a)	55,100	533,090
Tobu Railway Co. Ltd.	195,300	3,367,335
Toda Corp.	191,000	1,210,965
Toei Animation Co. Ltd.	38,500	875,575
Toei Co. Ltd. (a)	17,000	615,528
Toho Co. Ltd.	202,800	11,947,994
Toho Gas Co. Ltd. (a)	138,700	3,857,232
Toho Holdings Co. Ltd.	13,500	435,529
Tohoku Electric Power Co., Inc.	656,000	4,770,868
Tokai Carbon Co. Ltd. (a)	203,500	1,434,904
Tokio Marine Holdings, Inc.	2,048,295	86,656,726
Tokuyama Corp.	9,100	190,007
Tokyo Century Corp.	162,800	1,832,057
Tokyo Electric Power Co. Holdings, Inc. (b)	1,316,975	4,377,304
Tokyo Electron Ltd.	517,265	99,123,509
Tokyo Gas Co. Ltd.	463,695	15,383,201

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Tokyo Metro Co. Ltd. (a)	250,000	$2,903,354
Tokyo Ohka Kogyo Co. Ltd. (a)	131,600	3,826,508
Tokyo Seimitsu Co. Ltd.	20,800	1,384,267
Tokyo Tatemono Co. Ltd. (a)	202,700	3,601,575
Tokyu Corp.	675,175	8,011,700
Tokyu Fudosan Holdings Corp.	454,100	3,233,354
Tokyu REIT, Inc.	379	511,123
Tomy Co. Ltd.	109,400	2,465,277
Topcon Corp.	45,200	1,022,003
TOPPAN Holdings, Inc.	422,800	11,488,733
Toray Industries, Inc.	2,447,150	16,735,053
Tosoh Corp.	304,900	4,453,868
TOTO Ltd.	187,800	4,727,341
Towa Corp.	91,500	1,276,420
Toyo Seikan Group Holdings Ltd.	201,600	3,940,024
Toyo Suisan Kaisha Ltd.	120,000	7,962,892
Toyo Tire Corp. (a)	202,600	4,283,571
Toyoda Gosei Co. Ltd.	16,000	314,694
Toyota Boshoku Corp.	36,100	491,597
Toyota Industries Corp.	203,400	22,952,819
Toyota Motor Corp.	12,364,000	213,392,309
Toyota Tsusho Corp.	703,800	15,928,016
Trend Micro, Inc.	128,800	8,896,380
Trusco Nakayama Corp.	85,800	1,226,605
TS Tech Co. Ltd.	36,400	426,256
Tsuburaya Fields Holdings, Inc.	68,200	981,604
Tsumura & Co.	48,500	1,167,129
Tsuruha Holdings, Inc. (a)	39,800	3,101,173
UBE Corp.	35,100	549,664
Ulvac, Inc. (a)	24,700	907,323
Unicharm Corp.	1,276,700	9,196,624
United Urban Investment Corp. REIT	2,070	2,222,694
Ushio, Inc.	30,600	379,627
USS Co. Ltd.	517,920	5,695,704
Valor Holdings Co. Ltd.	18,900	329,862
Wacoal Holdings Corp. (a)	25,300	870,336
Wacom Co. Ltd.	62,600	297,301
Warabeya Nichiyo Holdings Co. Ltd. (a)	208,800	3,489,516
Welcia Holdings Co. Ltd.	13,000	228,554
West Japan Railway Co.	458,300	10,476,698
Workman Co. Ltd.	5,600	244,633
Yakult Honsha Co. Ltd.	552,200	10,369,639
Yamada Holdings Co. Ltd.	1,529,480	4,799,843
Yamaguchi Financial Group, Inc.	175,800	1,890,113
Yamaha Corp.	701,800	5,065,087
Yamaha Motor Co. Ltd. (a)	1,193,100	8,916,553
Yamato Holdings Co. Ltd.	209,400	2,797,895
Yamato Kogyo Co. Ltd.	21,300	1,292,053
Yamazaki Baking Co. Ltd.	203,600	4,551,382
Yaoko Co. Ltd.	27,100	1,783,840
Yaskawa Electric Corp.	223,800	5,064,919
Yokogawa Electric Corp.	204,000	5,444,425
Yokohama Rubber Co. Ltd. (a)	129,900	3,572,036
Yoshinoya Holdings Co. Ltd.	22,600	489,879
Security Description	Shares	Value
Zenkoku Hosho Co. Ltd.	163,800	$3,666,208
Zensho Holdings Co. Ltd.	67,900	4,107,516
Zeon Corp.	191,400	1,940,568
ZOZO, Inc.	376,300	4,056,209
		5,818,074,868
LUXEMBOURG — 0.1%
Aperam SA	46,744	1,505,644
ArcelorMittal SA	530,710	16,739,302
Eurofins Scientific SE (a)	98,467	6,985,984
SES SA (a)	338,547	2,400,315
SUSE SA (b) (c)	46	—
		27,631,245
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	1,578,000	7,005,516
MGM China Holdings Ltd.	639,200	1,048,777
Sands China Ltd.	2,615,600	5,444,446
SJM Holdings Ltd. (a) (b)	71,250	22,964
Wynn Macau Ltd. (a)	817,200	564,232
		14,085,935
MEXICO — 0.0% *
Fresnillo PLC	199,832	3,943,291
NETHERLANDS — 3.0%
Aalberts NV	98,503	3,556,708
ABN AMRO Bank NV (e)	438,562	11,964,086
Adyen NV (b) (e)	28,498	52,132,161
Aegon Ltd.	1,550,304	11,188,275
Akzo Nobel NV	165,377	11,531,186
Argenx SE (b)	57,714	31,827,798
ASM International NV	46,957	29,952,452
ASML Holding NV	393,605	313,073,570
ASR Nederland NV	146,711	9,709,573
BE Semiconductor Industries NV (a)	80,498	12,005,276
Euronext NV (e)	95,263	16,225,723
EXOR NV	91,532	9,197,274
Fugro NV (a)	124,432	1,742,549
Heineken Holding NV	94,243	6,997,164
Heineken NV	219,534	19,074,944
IMCD NV	52,463	7,023,617
ING Groep NV	3,079,926	67,339,871
Koninklijke Ahold Delhaize NV	902,180	37,595,334
Koninklijke KPN NV	4,618,335	22,422,207
Koninklijke Philips NV	1,117,797	26,780,479
Merus NV (b)	111,801	5,880,733
NN Group NV	240,132	15,903,603
OCI NV (b)	39,519	355,806
Pharming Group NV (a) (b)	445,928	476,603
PostNL NV (a)	1,467,026	1,589,469
Randstad NV (a)	65,738	3,024,927
Redcare Pharmacy NV (a) (b) (e)	21,647	2,379,676
SBM Offshore NV	437,685	11,559,967
Universal Music Group NV	847,003	27,322,100
Wolters Kluwer NV	273,163	45,516,585
		815,349,716

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
NEW ZEALAND — 0.3%
a2 Milk Co. Ltd. (a)	1,643,489	$8,609,977
Air New Zealand Ltd.	1,260,167	447,516
Auckland International Airport Ltd.	603,106	2,835,564
Contact Energy Ltd. (a)	740,556	4,045,990
Fisher & Paykel Healthcare Corp. Ltd.	714,644	15,639,376
Fletcher Building Ltd. (a) (b)	430,169	754,678
Goodman Property Trust REIT (a)	2,339,958	2,741,510
Infratil Ltd.	1,156,838	7,443,939
Meridian Energy Ltd.	1,318,190	4,721,222
Ryman Healthcare Ltd. (a) (b)	718,630	977,187
Spark New Zealand Ltd.	2,164,981	3,193,631
Xero Ltd. (b)	135,391	15,953,385
		67,363,975
NORWAY — 0.6%
Aker BP ASA	320,674	8,169,191
Aker Solutions ASA	140,026	481,803
AutoStore Holdings Ltd. (b) (e)	468,725	278,603
Crayon Group Holding ASA (b) (e)	12,746	181,623
DNB Bank ASA	922,886	25,407,476
DNO ASA	803,419	1,020,976
Equinor ASA	1,111,684	28,023,616
Gjensidige Forsikring ASA	185,215	4,674,438
Kongsberg Gruppen ASA	428,438	16,547,427
Leroy Seafood Group ASA	276,696	1,306,963
LINK Mobility Group Holding ASA (b)	270,104	772,702
Mowi ASA	347,086	6,674,401
NEL ASA (b)	238,153	59,163
Nordic Semiconductor ASA (b)	622,103	8,342,083
Norsk Hydro ASA	2,031,669	11,551,947
Orkla ASA	1,471,468	15,936,529
Pexip Holding ASA	233,223	1,359,740
Salmar ASA	53,002	2,287,743
SpareBank 1 Sor-Norge ASA	180,059	3,298,807
Storebrand ASA	1,126,028	15,889,483
Telenor ASA	838,467	12,983,367
TGS ASA	135,533	1,151,127
TOMRA Systems ASA	216,789	3,363,328
Vend Marketplaces ASA Class A	67,986	2,384,955
Vend Marketplaces ASA Class B	67,819	2,277,231
		174,424,722
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R	8,434,239	6,540,288
EDP SA	3,745,027	16,186,433
Galp Energia SGPS SA	421,889	7,710,796
Jeronimo Martins SGPS SA	243,815	6,147,621
Mota-Engil SGPS SA (a)	546,003	2,459,871
NOS SGPS SA	1,293,925	5,878,039
		44,923,048
Security Description	Shares	Value
SINGAPORE — 1.4%
AIMS APAC REIT (a)	2,846,231	$2,949,810
CapitaLand Ascendas REIT	2,459,734	5,175,745
CapitaLand Ascott Trust REIT	3,238,788	2,250,483
Capitaland India Trust	1,936,600	1,596,538
CapitaLand Integrated Commercial Trust REIT	5,584,833	9,515,242
CapitaLand Investment Ltd. (a)	5,359,046	11,150,215
CDL Hospitality Trusts REIT	56,794	35,004
City Developments Ltd. (a)	652,600	2,659,282
ComfortDelGro Corp. Ltd.	1,980,500	2,223,621
COSCO Shipping International Singapore Co. Ltd. (a) (b)	9,380,100	898,498
DBS Group Holdings Ltd.	2,152,007	75,881,627
Digital Core REIT Management Pte. Ltd.	4,589,000	2,432,170
ESR-REIT	774,552	1,496,014
Frasers Centrepoint Trust REIT	1,580,844	2,829,917
Genting Singapore Ltd. (a)	13,294,964	7,463,510
Grab Holdings Ltd. Class A (b)	2,518,171	12,666,400
IGG, Inc.	668,000	374,420
Jardine Cycle & Carriage Ltd. (a)	143,133	2,740,952
Keppel Infrastructure Trust	6,160,769	1,934,839
Keppel Ltd.	1,340,975	7,812,220
Keppel REIT	1,183,944	822,667
Manulife U.S. Real Estate Investment Trust (b)	2,711,900	184,409
Mapletree Logistics Trust REIT (a)	2,482,483	2,299,949
Mapletree Pan Asia Commercial Trust REIT	1,980,400	1,959,176
New Noble (b) (c)	1,611	—
Oversea-Chinese Banking Corp. Ltd.	4,005,430	51,292,398
Parkway Life Real Estate Investment Trust	691,600	2,226,326
SATS Ltd.	809,350	1,931,790
Sea Ltd. ADR (b)	365,617	58,476,783
Seatrium Ltd. (a)	3,049,018	4,811,782
Sembcorp Industries Ltd.	852,500	4,584,953
Singapore Airlines Ltd. (a)	1,308,189	7,159,013
Singapore Exchange Ltd.	839,500	9,807,844
Singapore Technologies Engineering Ltd.	665,200	4,068,549
Singapore Telecommunications Ltd.	6,062,500	18,182,978
STMicroelectronics NV (a)	754,600	22,981,738
Suntec Real Estate Investment Trust	2,162,000	1,918,157
United Overseas Bank Ltd.	1,311,908	37,081,371
UOL Group Ltd.	657,154	3,188,640
Venture Corp. Ltd.	194,900	1,746,013
		388,811,043
SOUTH AFRICA — 0.1%
Anglo American PLC	1,251,473	36,871,533

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
SOUTH KOREA — 4.6%
Advanced Nano Products Co. Ltd.	20,404	$757,440
Advanced Process Systems Corp.	33,258	418,929
Alteogen, Inc. (b)	37,488	10,333,088
Amorepacific Corp.	28,045	2,840,658
Amorepacific Holdings Corp.	26,973	634,553
Asiana Airlines, Inc. (b)	226,924	1,625,930
BGF retail Co. Ltd.	8,274	741,815
Bioneer Corp. (b)	30,891	329,602
BNC Korea Co. Ltd. (b)	175,042	669,248
BNK Financial Group, Inc.	294,690	2,718,502
Bukwang Pharmaceutical Co. Ltd. (b)	42,018	114,261
Celltrion Pharm, Inc. (b)	33,573	1,235,106
Celltrion, Inc.	170,051	20,109,766
Cheil Worldwide, Inc.	69,062	1,026,003
Chunbo Co. Ltd. (b)	4,810	142,561
CJ CGV Co. Ltd. (b)	402,451	1,511,875
CJ CheilJedang Corp.	12,676	2,338,711
CJ Corp.	13,674	1,626,168
CJ ENM Co. Ltd. (b)	14,675	814,432
CJ Logistics Corp.	7,955	515,165
CMG Pharmaceutical Co. Ltd. (b)	168,426	247,847
Com2uSCorp	8,165	250,770
CosmoAM&T Co. Ltd. (b)	24,625	617,632
Coupang, Inc. (b)	1,276,523	38,244,629
Coway Co. Ltd.	52,460	3,762,691
CS Wind Corp.	21,477	746,348
Daewoo Engineering & Construction Co. Ltd. (b)	189,484	586,872
DB HiTek Co. Ltd.	38,053	1,319,562
DB Insurance Co. Ltd.	62,572	5,716,603
Delivery Hero SE (b) (e)	175,328	4,727,425
Devsisters Co. Ltd. (b)	18,934	610,276
Digitech Systems Co. Ltd. (b) (c)	19,094	—
DIO Corp. (b)	24,406	325,329
DL E&C Co. Ltd.	27,342	1,049,434
DL Holdings Co. Ltd.	12,019	407,877
Dongjin Semichem Co. Ltd.	32,985	799,207
Dongkuk CM Co. Ltd.	17,637	82,069
Dongkuk Steel Mill Co. Ltd.	30,776	214,356
Dongsuh Cos., Inc.	47,515	999,871
Dongwon F&B Co. Ltd.	108,572	3,378,797
Doosan Bobcat, Inc.	46,901	2,022,553
Doosan Co. Ltd.	26,087	12,680,107
Doosan Enerbility Co. Ltd. (b)	441,143	22,357,870
Doosan Fuel Cell Co. Ltd. (b)	45,122	750,585
Douzone Bizon Co. Ltd.	18,986	949,581
Ecopro BM Co. Ltd. (b)	48,626	3,624,611
Ecopro Co. Ltd.	106,452	3,561,283
E-MART, Inc.	14,865	940,628
Enchem Co. Ltd. (b)	18,658	772,808
Eone Diagnomics Genome Center Co. Ltd. (b)	272,504	83,795
Security Description	Shares	Value
Eubiologics Co. Ltd. (b)	13,042	$116,930
F&F Co. Ltd.	19,487	1,140,688
GeneOne Life Science, Inc. (b)	191,799	364,526
Genexine, Inc. (b)	24,039	84,340
Gradiant Corp.	57,333	604,087
Gravity Co. Ltd. ADR (b)	1,923	122,476
Green Cross Corp.	6,055	566,647
Green Cross Holdings Corp.	33,474	398,583
GS Engineering & Construction Corp.	80,108	1,231,655
GS Holdings Corp.	65,689	2,270,593
GS P&L Co. Ltd. (b)	17,182	458,959
GS Retail Co. Ltd.	73,276	904,005
Hana Financial Group, Inc.	285,683	18,267,963
Hana Tour Service, Inc.	83,860	3,405,104
Hanall Biopharma Co. Ltd. (b)	76,666	1,377,557
Hancom, Inc.	131,034	2,966,130
Hanjin Kal Corp.	33,737	2,954,737
Hankook Tire & Technology Co. Ltd.	75,921	2,236,114
Hanmi Pharm Co. Ltd.	6,778	1,436,357
Hanmi Science Co. Ltd.	37,810	1,255,104
Hanmi Semiconductor Co. Ltd.	70,330	5,315,397
Hanon Systems (b)	246,466	566,127
Hansol Chemical Co. Ltd.	8,023	1,020,709
Hanssem Co. Ltd.	43,633	1,490,428
Hanwha Aerospace Co. Ltd.	26,523	16,665,311
Hanwha Corp.	51,118	3,571,745
Hanwha Galleria Corp. (b)	104,023	97,117
Hanwha Ocean Co. Ltd. (b)	128,416	7,555,002
Hanwha Solutions Corp.	125,302	2,933,864
Hanwha Systems Co. Ltd.	148,464	6,380,344
Hanwha Vision Co. Ltd. (b)	59,825	2,225,263
Harim Co. Ltd. (b)	845,991	1,936,953
HD Hyundai Co. Ltd.	44,032	4,225,062
HD Hyundai Construction Equipment Co. Ltd.	1,651	92,973
HD Hyundai Electric Co. Ltd.	1,901	714,143
HD Hyundai Heavy Industries Co. Ltd.	17,791	5,648,669
HD Hyundai Infracore Co. Ltd.	311,507	2,917,493
HD Hyundai Mipo	21,295	3,329,316
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	40,927	11,099,053
Hite Jinro Co. Ltd.	31,997	488,395
HL Mando Co. Ltd.	31,998	778,849
HLB Global Co. Ltd. (b)	75,669	147,178
HLB, Inc. (b)	110,784	4,030,449
HMM Co. Ltd.	349,815	5,831,978
Hotel Shilla Co. Ltd. (b)	90,114	3,452,055
HS Hyosung Advanced Materials Corp.	1,617	249,811
HS Industries Co. Ltd.	137,837	477,466
Hugel, Inc. (b)	6,749	1,940,287
Humasis Co. Ltd. (b)	124,358	132,227
Huons Co. Ltd.	72,654	1,493,886
Huons Global Co. Ltd.	43,678	1,438,565

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
HYBE Co. Ltd.	18,666	$4,273,706
Hyosung Heavy Industries Corp.	11,074	7,311,006
Hyosung TNC Corp.	1,670	309,351
Hyundai Elevator Co. Ltd.	84,021	5,354,035
Hyundai Engineering & Construction Co. Ltd.	66,481	3,866,893
Hyundai Glovis Co. Ltd.	40,814	4,076,561
Hyundai Marine & Fire Insurance Co. Ltd. (b)	103,214	2,022,829
Hyundai Mobis Co. Ltd.	64,683	13,755,202
Hyundai Motor Co.	143,306	21,608,455
Hyundai Motor Co. Preference Shares (d)	35,051	4,126,855
Hyundai Motor Co. Preference Shares (d)	19,151	2,192,375
Hyundai Rotem Co. Ltd.	66,881	9,737,786
Hyundai Steel Co.	79,355	1,728,688
Hyundai Wia Corp.	14,601	495,499
iM Financial Group Co. Ltd.	161,354	1,502,830
Industrial Bank of Korea	258,896	3,502,846
Inscobee, Inc. (b)	44,668	48,851
ISU Specialty Chemical (b)	42,700	1,339,912
Jenax, Inc. (b) (c)	19,545	—
Jusung Engineering Co. Ltd.	97,097	2,233,893
JYP Entertainment Corp.	26,237	1,444,435
Kakao Corp.	297,777	13,238,456
Kakao Games Corp. (b)	37,848	536,199
KakaoBank Corp.	310,065	6,892,376
Kakaopay Corp. (b)	16,959	963,808
Kangwon Land, Inc.	79,261	1,074,745
KB Financial Group, Inc.	456,414	37,504,677
KCC Corp.	1,797	415,430
KCC Glass Corp.	1,410	34,425
KG Eco Solution Co. Ltd.	31,681	140,846
Kia Corp.	269,260	19,332,613
KIWOOM Securities Co. Ltd.	82,720	14,035,922
KMW Co. Ltd. (b)	33,550	322,424
Koh Young Technology, Inc.	444,662	5,288,104
Korea Aerospace Industries Ltd.	69,295	4,610,767
Korea Electric Power Corp. ADR (a)	717,718	10,220,304
Korea Investment Holdings Co. Ltd.	53,323	5,515,627
Korea Zinc Co. Ltd.	12,879	7,815,576
Korean Air Lines Co. Ltd.	235,374	3,993,824
Krafton, Inc. (b)	44,240	11,899,170
KT&G Corp.	104,056	9,845,844
Kum Yang Co. Ltd. (b) (c)	46,833	171,772
Kumho Petrochemical Co. Ltd.	17,710	1,473,646
L&F Co. Ltd. (b)	28,198	1,030,054
LabGenomics Co. Ltd. (b)	224,126	401,055
LEENO Industrial, Inc.	39,690	1,496,904
LG Chem Ltd.	45,336	7,104,745
LG Chem Ltd. Preference Shares	19,191	1,517,249
LG Corp.	110,845	6,537,687
LG Display Co. Ltd. (b)	264,886	1,758,579
Security Description	Shares	Value
LG Display Co. Ltd. ADR (a) (b)	720,149	$2,462,910
LG Electronics, Inc.	116,765	6,385,045
LG Energy Solution Ltd. (b)	41,334	9,096,175
LG H&H Co. Ltd.	8,482	2,008,002
LG H&H Co. Ltd. Preference Shares	1,604	156,288
LG Innotek Co. Ltd.	25,510	2,786,140
LG Uplus Corp.	214,805	2,276,016
Lotte Chemical Corp.	14,583	635,359
Lotte Corp.	73,038	1,504,488
Lotte Energy Materials Corp. (b)	19,717	319,948
LOTTE Fine Chemical Co. Ltd.	14,523	424,520
Lotte Shopping Co. Ltd.	12,819	704,779
Lotte Wellfood Co. Ltd.	18,232	1,560,311
LS Corp.	26,188	3,822,641
LS Electric Co. Ltd.	33,756	7,478,545
Lunit, Inc. (b)	44,884	1,915,618
LX Holdings Corp.	50,859	361,017
LX Semicon Co. Ltd.	11,267	540,141
MedPacto, Inc. (b)	27,795	75,069
Medytox, Inc.	14,327	1,888,540
Meritz Financial Group, Inc.	78,735	6,563,195
Mezzion Pharma Co. Ltd. (b)	52,072	1,468,094
Mirae Asset Securities Co. Ltd.	364,201	5,788,464
Misto Holdings Corp.	46,869	1,241,528
Modetour Network, Inc.	390,056	3,554,897
mPlus Corp.	141,210	839,141
Naturecell Co. Ltd. (b)	19,061	393,338
NAVER Corp.	150,702	29,311,852
NCSoft Corp.	14,875	2,275,998
NeoPharm Co. Ltd.	11,108	117,862
Netmarble Corp. (e)	59,169	2,718,196
Nexon Games Co. Ltd. (b)	175,916	1,811,820
NH Investment & Securities Co. Ltd.	136,719	2,025,054
NHN Corp.	11,612	252,528
NongShim Co. Ltd.	4,557	1,326,986
OCI Co. Ltd.	4,315	176,808
OCI Holdings Co. Ltd.	7,935	428,029
Orion Corp.	14,794	1,192,640
Oscotec, Inc. (b)	26,398	560,390
Otoki Corp.	6,469	1,888,549
Pan Ocean Co. Ltd.	228,602	629,265
Pearl Abyss Corp. (b)	32,604	1,021,895
Pharmicell Co. Ltd.	116,132	1,142,733
Posco DX Co. Ltd.	75,011	1,303,355
POSCO Future M Co. Ltd. (b)	31,391	2,939,999
POSCO Holdings, Inc. ADR (a)	356,993	17,310,591
Rainbow Robotics (b)	17,170	3,568,602
S-1 Corp.	34,050	1,730,757
Sam Chun Dang Pharm Co. Ltd.	40,029	4,368,903
Samsung Biologics Co. Ltd. (b) (e)	17,773	13,063,734
Samsung C&T Corp.	86,274	10,317,593
Samsung E&A Co. Ltd.	118,595	1,942,019

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Samsung Electro-Mechanics Co. Ltd.	52,110	$5,200,961
Samsung Electronics Co. Ltd. GDR	198,618	218,678,418
Samsung Electronics Co. Ltd. Preference Shares	803,241	29,460,899
Samsung Fire & Marine Insurance Co. Ltd.	31,766	10,215,207
Samsung Heavy Industries Co. Ltd. (b)	703,940	8,741,875
Samsung Life Insurance Co. Ltd.	104,412	9,856,319
Samsung SDI Co. Ltd.	63,905	8,182,264
Samsung SDS Co. Ltd.	34,145	4,290,895
Samsung Securities Co. Ltd.	91,909	5,012,228
SD Biosensor, Inc.	29,029	224,557
Seegene, Inc.	37,758	926,045
Shin Poong Pharmaceutical Co. Ltd. (b)	22,593	256,632
Shinhan Financial Group Co. Ltd.	492,175	22,391,483
Shinsegae, Inc.	8,472	1,182,665
SK Biopharmaceuticals Co. Ltd. (b)	19,112	1,302,833
SK Bioscience Co. Ltd. (b)	19,017	672,838
SK Chemicals Co. Ltd.	10,653	568,328
SK Hynix, Inc.	540,162	116,869,668
SK IE Technology Co. Ltd. (b) (e)	19,565	389,966
SK Innovation Co. Ltd.	69,436	6,297,397
SK Square Co. Ltd. (b)	95,736	12,981,393
SK, Inc.	38,048	5,765,276
SKC Co. Ltd. (b)	24,324	1,986,148
SM Entertainment Co. Ltd.	18,864	1,970,824
S-Oil Corp.	38,493	1,708,455
SOLUM Co. Ltd. (b)	91,542	1,078,481
Solus Advanced Materials Co. Ltd.	29,171	175,294
Soulbrain Co. Ltd.	9,072	1,209,959
Taihan Electric Wire Co. Ltd. (b)	104,638	1,336,662
TCC Steel	40,399	481,639
Wemade Co. Ltd. (b)	26,315	666,844
WONIK IPS Co. Ltd.	32,005	627,247
Woori Financial Group, Inc.	643,041	10,696,703
Youlchon Chemical Co. Ltd.	122,838	2,807,908
Yuhan Corp.	54,199	4,184,600
Yungjin Pharmaceutical Co. Ltd. (b)	68,445	112,334
		1,237,036,347
SPAIN — 2.7%
Abertis Infraestructuras SA (b) (c)	1,256	—
Acciona SA (a)	26,340	4,724,453
Acerinox SA	277,218	3,520,960
ACS Actividades de Construccion y Servicios SA (a)	301,387	20,855,506
Aedas Homes SA (e)	21,695	618,840
Aena SME SA (e)	711,034	18,913,098
Security Description	Shares	Value
Almirall SA (a)	160,663	$2,006,642
Amadeus IT Group SA (a)	453,463	38,048,611
Amper SA (a) (b)	7,855,928	1,482,846
Atresmedia Corp. de Medios de Comunicacion SA (a)	230,945	1,401,559
Audax Renovables SA (b)	550,153	989,361
Banco Bilbao Vizcaya Argentaria SA	5,945,774	91,116,636
Banco de Sabadell SA	4,714,662	14,959,222
Banco Santander SA	16,374,169	135,064,627
Bankinter SA (a)	814,259	10,590,458
Befesa SA (e)	60,955	1,980,559
CaixaBank SA	3,901,403	33,678,818
Cellnex Telecom SA (b) (e)	570,336	22,059,649
CIE Automotive SA (a)	54,547	1,562,331
Construcciones y Auxiliar de Ferrocarriles SA (a)	44,584	2,441,423
EDP Renovaveis SA	296,470	3,297,406
eDreams ODIGEO SA (a) (b)	274,792	2,499,874
Enagas SA (a)	229,887	3,856,196
Ence Energia y Celulosa SA (a)	463,423	1,579,744
Endesa SA (a)	310,304	9,794,687
Ercros SA	103,965	362,457
Faes Farma SA (a)	345,826	1,849,092
Fluidra SA (a)	104,071	2,589,870
Gestamp Automocion SA (a) (e)	171,050	586,699
Global Dominion Access SA (a) (e)	111,800	411,426
Grenergy Renovables SA (b)	51,410	3,711,377
Grifols SA (b)	416,002	5,054,150
Grifols SA ADR (a) (b)	257,040	2,323,642
Iberdrola SA (a)	5,833,590	111,549,952
Indra Sistemas SA (a)	63,290	2,738,437
Industria de Diseno Textil SA	1,092,396	56,652,387
Inmobiliaria Colonial Socimi SA REIT (a)	296,731	2,093,388
Laboratorios Farmaceuticos Rovi SA (a)	40,530	2,604,792
Let's GOWEX SA (a) (b) (c)	4,019	—
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (a)	828,368	1,314,657
Logista Integral SA	115,895	3,782,003
Mapfre SA	975,093	3,971,805
Melia Hotels International SA	107,653	898,479
Merlin Properties Socimi SA REIT	318,606	4,162,570
Naturgy Energy Group SA (a)	179,111	5,676,732
Neinor Homes SA (e)	87,817	1,713,255
Obrascon Huarte Lain SA (a) (b)	2,839,801	1,001,716
Pharma Mar SA (a) (b)	47,913	4,471,291
Prosegur Cash SA (e)	1,598,558	1,531,197
Redeia Corp. SA (a)	439,673	9,367,395
Repsol SA (a)	1,252,278	18,279,274
Sacyr SA	730,832	2,975,151
Solaria Energia y Medio Ambiente SA (a) (b)	120,884	1,395,725

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Soltec Power Holdings SA (a) (b)	119,457	$224,079
Talgo SA (a) (b) (e)	90,222	313,485
Tecnicas Reunidas SA (b)	153,377	3,528,814
Telefonica SA (a)	5,705,939	29,859,298
Tubacex SA (a)	752,730	3,706,667
Unicaja Banco SA (e)	3,409,319	8,028,067
Viscofan SA (a)	45,335	3,214,274
		728,987,109
SWEDEN — 2.9%
AAK AB (a)	171,875	4,476,137
AddTech AB Class B	252,607	8,534,737
AFRY AB (a)	144,446	2,394,702
Alfa Laval AB	522,867	21,824,529
Arise AB	51,078	183,562
Arjo AB Class B	74,439	264,470
Asmodee Group AB Class B (a) (b)	101,848	1,335,831
Assa Abloy AB Class B	1,004,084	31,101,066
Atlas Copco AB Class A	2,493,433	39,990,056
Atlas Copco AB Class B	1,587,878	22,400,969
Atrium Ljungberg AB Class B (a)	291,241	1,033,358
Axfood AB (a)	134,566	3,947,857
Beijer Ref AB (a)	276,309	4,330,012
BHG Group AB (b)	204,519	498,293
BICO Group AB (b)	110,357	415,471
Bilia AB Class A	305,257	4,090,208
Billerud Aktiebolag	214,825	2,212,402
Biotage AB	59,426	892,288
Boliden AB (b)	287,757	8,910,129
BoneSupport Holding AB (b) (e)	104,789	3,078,666
Boozt AB (a) (b) (e)	65,995	549,474
Bravida Holding AB (e)	198,115	1,977,949
Brighter AB (b) (c)	1,979,850	—
Bure Equity AB	83,956	2,507,122
Camurus AB (b)	33,736	2,146,907
Castellum AB (a)	499,718	6,504,451
Catena AB	47,202	2,390,213
Cellavision AB (a)	6,161	117,526
Cibus Nordic Real Estate AB publ (a)	84,981	1,667,448
Cint Group AB (b)	420,613	345,568
Dometic Group AB (e)	292,394	1,214,320
Electrolux AB Class B (a) (b)	489,758	3,457,454
Electrolux Professional AB Class B (a)	331,059	2,327,390
Elekta AB Class B (a)	263,944	1,353,729
Embracer Group AB (a) (b)	103,249	1,169,601
Enad Global 7 AB (b)	127,922	190,063
Epiroc AB Class A	647,572	13,956,527
Epiroc AB Class B	396,897	7,537,811
EQT AB (a)	499,776	16,565,856
Essity AB Class B	601,348	16,531,644
Evolution AB (e)	225,074	17,750,107
Fabege AB (a)	277,089	2,461,133
Fastighets AB Balder Class B (b)	704,606	5,194,495
G5 Entertainment AB	18,094	206,943
Security Description	Shares	Value
Genovis AB (b)	304,064	$845,473
Getinge AB Class B	283,378	5,640,561
H & M Hennes & Mauritz AB Class B (a)	1,033,309	14,409,339
Hansa Biopharma AB (a) (b)	143,454	394,369
Hemnet Group AB	66,917	1,942,126
Hexagon AB Class B (a)	1,841,172	18,383,901
Hexatronic Group AB (a) (b)	302,286	788,194
Hexpol AB	316,613	3,046,400
HMS Networks AB (a) (b)	52,360	2,276,713
Holmen AB Class B	98,601	3,881,799
Hufvudstaden AB Class A	179,248	2,322,791
Husqvarna AB Class B	416,928	2,178,171
Industrivarden AB Class A	219,771	7,914,191
Industrivarden AB Class C	166,020	5,952,429
Indutrade AB	264,742	7,172,457
Instalco AB	344,678	878,838
Investment AB Latour Class B (a)	120,833	3,159,530
Investor AB Class A	558,340	16,397,986
Investor AB Class B	1,871,305	54,929,234
INVISIO AB	33,147	1,243,395
JM AB (a)	81,158	1,291,831
Kinnevik AB (b)	1,176	2,838
Kinnevik AB Class B (b)	325,486	2,857,873
KNOW IT AB	388,264	5,206,512
L E Lundbergforetagen AB Class B	72,469	3,586,038
Lifco AB Class B	205,945	8,272,029
Lindab International AB (a)	31,587	649,942
Loomis AB	72,363	3,018,921
Medicover AB Class B	12,653	334,567
MIPS AB	37,913	1,763,099
Modern Times Group MTG AB Class B (b)	184,666	2,325,183
Munters Group AB (a) (e)	147,393	2,135,794
Mycronic AB	225,028	4,764,821
NCC AB Class B	144,075	2,666,712
Net Insight AB Class B (b)	830,052	350,994
Nibe Industrier AB Class B (a)	1,615,462	6,837,881
Nolato AB Class B	322,102	1,956,865
Nyfosa AB	282,947	2,796,693
Orron Energy AB (a) (b)	230,833	113,595
Pandox AB	74,233	1,296,102
Peab AB Class B	302,587	2,459,011
PowerCell Sweden AB (a) (b)	52,565	137,667
Rvrc Holding AB	31,926	146,525
Saab AB Class B	396,828	21,968,275
Sagax AB Class B (a)	238,857	5,413,531
Samhallsbyggnadsbolaget i Norden AB (a) (b)	826,082	490,774
Sandvik AB	1,319,013	30,019,088
Sectra AB Class B	204,925	7,534,387
Securitas AB Class B	501,307	7,443,018
Sedana Medical AB (a) (b)	242,552	281,481
Skandinaviska Enskilda Banken AB Class A	1,760,632	30,500,330

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Skanska AB Class B	404,679	$9,350,113
SKF AB Class B	370,488	8,439,619
SSAB AB Class A	365,770	2,181,479
SSAB AB Class B (a)	684,592	4,013,997
Stillfront Group AB (b)	501,854	358,866
Storskogen Group AB Class B	596,503	706,323
Svenska Cellulosa AB SCA Class B	499,808	6,450,557
Svenska Handelsbanken AB Class A	1,508,006	20,008,327
Swedbank AB Class A	880,559	23,144,887
SwedenCare AB (a)	191,283	870,070
Swedish Orphan Biovitrum AB (b)	253,830	7,675,838
Tele2 AB Class B	867,259	12,580,643
Telefonaktiebolaget LM Ericsson Class B	3,250,445	27,605,454
Telia Co. AB	2,682,733	9,562,289
Thule Group AB (e)	90,813	2,591,826
Trelleborg AB Class B	245,898	9,084,685
Truecaller AB Class B	369,806	2,603,666
Vicore Pharma Holding AB (a) (b)	191,408	152,839
Vimian Group AB (a) (b)	104,249	437,543
Vitec Software Group AB Class B (a)	18,288	915,705
Vitrolife AB	100,612	1,477,974
Volvo AB Class A	207,627	5,790,655
Volvo AB Class B	1,553,723	43,267,658
Volvo Car AB Class B (a) (b)	112,287	204,653
Wallenstam AB Class B (a)	414,807	2,098,757
Wihlborgs Fastigheter AB	260,097	2,791,900
Xvivo Perfusion AB (b)	13,023	386,438
		787,171,509
SWITZERLAND — 4.0%
ABB Ltd.	1,649,011	98,008,430
Accelleron Industries AG	100,695	7,058,770
Adecco Group AG (a)	303,404	8,987,772
Allreal Holding AG	11,772	2,753,701
ALSO Holding AG	6,466	2,181,057
Aryzta AG (b)	10,037	1,019,462
Ascom Holding AG	32,375	146,623
Avolta AG	75,408	4,075,442
Bachem Holding AG (a)	32,182	2,344,920
Baloise Holding AG	48,238	11,344,414
Banque Cantonale Vaudoise	17,658	2,028,673
Barry Callebaut AG (a)	2,035	2,208,844
Belimo Holding AG	5,159	5,236,774
BKW AG	19,604	4,268,057
Bucher Industries AG	6,570	3,251,985
Cembra Money Bank AG	26,642	3,336,944
Chocoladefabriken Lindt & Spruengli AG (d)	1,124	18,851,005
Chocoladefabriken Lindt & Spruengli AG (d)	80	13,286,432
Security Description	Shares	Value
Cie Financiere Richemont SA Class A	548,105	$102,907,402
Clariant AG	290,037	3,069,801
Comet Holding AG (a)	7,622	2,386,184
Daetwyler Holding AG Bearer Shares	6,828	1,031,062
DKSH Holding AG	31,312	2,423,140
DocMorris AG (a) (b)	32,006	256,329
dormakaba Holding AG	2,000	1,821,608
DSM-Firmenich AG	196,562	20,826,069
EMS-Chemie Holding AG	6,596	4,963,573
Flughafen Zurich AG	19,678	5,586,970
Forbo Holding AG	357	369,558
Galderma Group AG	67,858	9,803,606
Galenica AG (e)	48,073	5,245,151
Geberit AG	39,462	30,935,035
Georg Fischer AG	66,560	5,422,633
Givaudan SA	8,644	41,710,558
Helvetia Holding AG	32,689	7,642,491
Idorsia Ltd. (a) (b)	98,769	266,776
Inficon Holding AG	15,978	2,135,753
International Workplace Group PLC	689,672	1,973,351
Interroll Holding AG (a)	220	547,789
Julius Baer Group Ltd.	295,718	19,927,530
Kuehne & Nagel International AG	70,601	15,224,449
Leonteq AG (a)	46,114	1,111,139
Logitech International SA	170,919	15,339,766
Lonza Group AG	70,696	50,179,950
Medmix AG (e)	74,239	1,126,642
Mobimo Holding AG	6,555	2,672,233
OC Oerlikon Corp. AG Pfaffikon	187,688	870,061
On Holding AG Class A (b)	256,471	13,349,316
Partners Group Holding AG	22,337	29,043,712
PSP Swiss Property AG	39,492	7,248,469
Sandoz Group AG	469,772	25,625,000
Schindler Holding AG (d)	46,020	17,055,151
Schindler Holding AG (d)	21,869	7,898,665
Schweiter Technologies AG (a)	317	150,137
SFS Group AG	17,732	2,423,670
SGS SA	176,980	17,898,103
Siegfried Holding AG	20,306	2,278,047
SIG Group AG	390,010	7,182,847
Sika AG	171,853	46,503,940
Sonova Holding AG	55,019	16,339,814
St. Galler Kantonalbank AG	1,960	1,186,834
Straumann Holding AG	128,782	16,752,985
Sulzer AG	41,585	7,481,121
Swatch Group AG (a)	59,254	1,986,051
Swatch Group AG Bearer Shares (a)	30,984	5,025,169
Swiss Life Holding AG	32,889	33,161,698
Swiss Prime Site AG	72,287	10,788,562
Swisscom AG	26,299	18,584,406
Swissquote Group Holding SA	11,772	6,646,152

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Tecan Group AG	6,263	$1,273,057
Temenos AG	98,562	7,026,876
u-blox Holding AG (a) (b)	15,309	1,913,625
UBS Group AG	3,262,052	110,032,784
Valiant Holding AG	14,976	2,272,740
VAT Group AG (e)	26,845	11,287,715
Vontobel Holding AG	26,719	2,151,618
Zurich Insurance Group AG	149,241	103,981,229
		1,082,715,407
TURKEY — 0.0% *
Eldorado Gold Corp. (b)	105,195	2,137,050
UNITED KINGDOM — 9.5%
3i Group PLC	972,312	54,895,167
Aberdeen Group PLC (a)	3,716,755	9,534,568
Admiral Group PLC	246,682	11,053,924
AO World PLC (b)	315,784	418,887
Ashtead Group PLC	443,456	28,373,026
Associated British Foods PLC	361,677	10,199,938
Aston Martin Lagonda Global Holdings PLC (a) (b) (e)	1,022,688	1,121,152
AstraZeneca PLC	1,546,620	214,484,240
Auto Trader Group PLC (e)	753,436	8,511,686
Aviva PLC	2,351,765	19,955,202
Avon Technologies PLC	267,152	7,065,567
B&M European Value Retail SA	783,442	2,913,721
Babcock International Group PLC	523,134	8,229,739
BAE Systems PLC	3,161,543	81,731,064
Balfour Beatty PLC	614,816	4,397,916
Barclays PLC	14,219,962	65,727,336
Barratt Redrow PLC	1,923,330	12,015,854
Beazley PLC	533,516	6,835,815
Bellway PLC	100,800	3,983,704
Berkeley Group Holdings PLC	95,657	5,059,823
Big Yellow Group PLC REIT	282,574	3,918,718
Bodycote PLC	211,827	1,696,669
British American Tobacco PLC	1,949,610	92,519,119
British Land Co. PLC REIT	1,746,976	9,010,892
BT Group PLC (a)	8,735,649	23,193,599
Bunzl PLC	336,159	10,687,201
Burberry Group PLC (b)	554,641	8,983,813
Capita PLC (a) (b)	156,295	714,286
Capricorn Energy PLC (b)	92,174	290,514
Centrica PLC	6,904,562	15,285,313
CK Hutchison Holdings Ltd.	2,335,500	14,370,019
Clarkson PLC	94,542	4,229,989
Close Brothers Group PLC (a) (b)	151,381	766,716
Coca-Cola Europacific Partners PLC	232,867	21,591,428
Compass Group PLC	1,689,985	57,132,503
ConvaTec Group PLC (e)	1,574,678	6,223,265
Croda International PLC	139,138	5,575,122
Currys PLC (b)	1,026,071	1,711,194
DCC PLC	85,629	5,547,912
Security Description	Shares	Value
Derwent London PLC REIT	113,747	$3,229,691
Diageo PLC	2,179,723	54,602,025
Diploma PLC	120,349	8,061,297
Direct Line Insurance Group PLC	1,446,952	6,079,355
Dowlais Group PLC	1,398,099	1,275,979
Drax Group PLC	388,292	3,687,423
easyJet PLC	420,362	3,065,699
Endava PLC ADR (a) (b)	68,104	1,043,353
EnQuest PLC	13,492,768	2,348,205
Entain PLC	552,863	6,826,115
Firstgroup PLC (a)	998,720	3,155,980
Frasers Group PLC (a) (b)	157,699	1,470,579
Future PLC	112,714	1,125,995
Games Workshop Group PLC	32,486	7,220,684
Genuit Group PLC	211,833	1,142,272
Genus PLC	64,341	1,803,069
Global Ship Lease, Inc. Class A	287,776	7,571,387
Grafton Group PLC CDI	219,535	3,074,581
Great Portland Estates PLC REIT	284,879	1,399,526
Greggs PLC	60,839	1,599,883
Gym Group PLC (b) (e)	950,936	1,980,734
Halma PLC	383,254	16,806,138
Hammerson PLC REIT	409,301	1,677,047
Hays PLC	1,397,757	1,366,649
Hikma Pharmaceuticals PLC	140,057	3,815,509
Hiscox Ltd.	296,609	5,101,047
Howden Joinery Group PLC	600,083	7,039,087
HSBC Holdings PLC	17,487,524	211,314,681
IG Group Holdings PLC	364,762	5,318,418
IMI PLC	232,866	6,682,116
Immunocore Holdings PLC ADR (a) (b)	54,206	1,700,984
Imperial Brands PLC	926,697	36,534,980
Inchcape PLC	418,710	4,165,635
Indivior PLC (a) (b)	163,518	2,428,992
Informa PLC	1,201,678	13,269,258
IntegraFin Holdings PLC	211,827	946,303
InterContinental Hotels Group PLC	190,830	21,715,270
Intermediate Capital Group PLC	298,197	7,878,464
International Consolidated Airlines Group SA	2,475,380	11,573,965
Intertek Group PLC	169,889	11,035,064
Investec PLC	569,972	4,256,781
ITV PLC	3,670,301	4,146,900
J Sainsbury PLC	2,470,699	9,811,818
JD Sports Fashion PLC	2,417,831	2,940,198
John Wood Group PLC (a) (b)	1,033,618	261,187
Johnson Matthey PLC	199,440	4,744,530
Jupiter Fund Management PLC	841,345	1,152,936
Just Eat Takeaway.com NV (a) (b) (e)	87,780	2,001,562
Keller Group PLC	100,649	2,016,453
Kingfisher PLC	3,489,077	13,903,886
Lancashire Holdings Ltd.	199,486	1,571,852

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Land Securities Group PLC REIT	1,134,971	$9,813,985
Launchmycareer Holdings PLC (a) (b) (c)	3,498,648	359,578
Legal & General Group PLC	5,921,840	20,660,761
Lloyds Banking Group PLC	68,190,739	71,672,411
London Stock Exchange Group PLC	460,261	67,076,891
LondonMetric Property PLC REIT	944,882	2,628,481
M&G PLC	2,557,053	9,005,423
Man Group PLC	2,536,992	5,878,871
Marks & Spencer Group PLC	2,822,266	13,706,384
Marshalls PLC	309,915	1,142,421
Melrose Industries PLC	1,398,099	10,169,512
Mobico Group PLC (a) (b)	636,098	257,145
MONY Group PLC	834,710	2,530,183
National Grid PLC	4,910,819	71,434,034
NatWest Group PLC	6,756,781	47,351,290
NewRiver REIT PLC	1,235,912	1,249,900
Next PLC	106,313	18,123,330
Ninety One PLC	363,730	923,106
Nomad Foods Ltd. (a)	146,923	2,496,222
Ocado Group PLC (a) (b)	547,934	1,703,703
Oxford Nanopore Technologies PLC (a) (b)	1,085,579	2,036,555
Pearson PLC	1,085,312	15,935,953
Pennon Group PLC	455,435	3,129,887
Persimmon PLC	155,835	2,767,587
Petrofac Ltd. (a) (b)	293,303	15,977
Phoenix Group Holdings PLC	562,663	5,077,330
Playtech PLC	489,777	2,523,582
Quilter PLC (e)	2,021,823	4,347,077
Reckitt Benckiser Group PLC	718,309	48,773,758
RELX PLC (d)	1,261,243	68,044,877
RELX PLC (d)	599,956	32,339,528
Rentokil Initial PLC	1,852,619	8,938,886
Rightmove PLC	1,021,450	11,038,375
Rolls-Royce Holdings PLC	9,093,648	120,577,216
Rotork PLC	1,096,213	4,825,049
RS Group PLC	555,558	4,373,717
S4 Capital PLC (a)	178,587	62,161
Sage Group PLC	1,123,682	19,255,658
Schroders PLC	673,578	3,335,856
Segro PLC REIT	1,334,390	12,427,032
Serco Group PLC	1,813,764	5,020,690
Severn Trent PLC	239,302	8,965,533
Shaftesbury Capital PLC REIT	1,801,340	3,853,274
Smith & Nephew PLC	958,280	14,615,674
Smiths Group PLC	524,117	16,131,296
Spectris PLC	124,370	6,541,116
Spirax Group PLC	72,441	5,911,497
Spirent Communications PLC (b)	1,016,150	2,715,337
SSE PLC	1,312,058	32,920,971
SSP Group PLC	653,498	1,542,982
St. James's Place PLC	523,768	8,498,102
Security Description	Shares	Value
Standard Chartered PLC	1,845,625	$30,526,850
Subsea 7 SA	252,456	4,722,464
Supermarket Income REIT PLC	2,498,294	2,906,581
Tate & Lyle PLC	781,827	5,533,657
Taylor Wimpey PLC	2,467,898	4,015,985
Telecom Plus PLC	61,369	1,624,753
Tesco PLC	6,993,839	38,460,599
THG PLC (a) (b)	740,844	327,711
TP ICAP Group PLC	820,008	3,062,075
Trainline PLC (b) (e)	283,363	1,081,821
Travis Perkins PLC	143,581	1,195,293
Tritax Big Box REIT PLC	2,428,300	4,911,566
Trustpilot Group PLC (b) (e)	549,666	1,824,334
Unilever PLC (d)	2,537,221	153,851,886
Unilever PLC (d)	27,131	1,648,437
UNITE Group PLC REIT	276,009	3,205,488
United Utilities Group PLC	711,210	11,125,128
Vanquis Banking Group PLC (b)	111,701	153,988
Victrex PLC	94,155	1,001,236
Vistry Group PLC (b)	368,363	3,220,534
Vodafone Group PLC	27,050,206	28,831,668
Weir Group PLC	258,631	8,824,928
WH Smith PLC	107,279	1,602,406
Whitbread PLC	256,423	9,919,713
Wickes Group PLC	159,814	491,657
Wise PLC Class A (b)	463,130	6,600,358
Workspace Group PLC REIT	237,292	1,367,352
WPP PLC	1,344,722	9,445,879
		2,555,108,654
UNITED STATES — 7.5%
Access Bio, Inc. KDR (b)	77,514	309,574
Adaptimmune Therapeutics PLC ADR (a) (b)	284,405	68,172
Alcon AG	521,333	45,976,855
ARM Holdings PLC ADR (a) (b)	99,490	16,091,513
Bausch Health Cos., Inc. (a) (b)	338,414	2,251,960
BP PLC	17,270,611	86,549,371
Carnival PLC (b)	282,611	7,083,274
Constellium SE (b)	81,051	1,077,978
CSL Ltd.	495,760	77,806,180
CyberArk Software Ltd. (b)	60,955	24,801,370
Energy Fuels, Inc. (a) (b)	28,253	162,954
Experian PLC	1,083,976	55,733,170
Ferroglobe PLC	135,681	497,949
Ferrovial SE	409,834	21,773,835
Fiverr International Ltd. (a) (b)	61,683	1,809,162
GFL Environmental, Inc. (a)	195,369	9,842,188
GSK PLC	3,933,575	74,926,162
Haleon PLC	7,774,271	39,886,577
Hecla Mining Co.	19,584	117,308
Holcim AG	514,955	38,104,082
ICON PLC (b)	81,508	11,855,339
Inmode Ltd. (b)	54,855	792,106
International Game Technology PLC (a)	130,680	2,066,051

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
James Hardie Industries PLC CDI (b)	422,551	$11,547,515
JFrog Ltd. (b)	125,458	5,505,097
Monday.com Ltd. (b)	34,254	10,772,198
Nestle SA	2,650,276	262,463,891
Nordic American Tankers Ltd. (a)	733,729	1,929,707
Novartis AG	1,970,462	238,064,486
PolyPeptide Group AG (a) (b) (e)	18,500	468,310
Qiagen NV (b)	219,749	10,546,378
REC Silicon ASA (b)	750,879	188,913
Reliance Worldwide Corp. Ltd.	779,870	2,095,460
RHI Magnesita NV	1,275	51,804
Roche Holding AG	706,777	229,436,152
Roche Holding AG Bearer Shares	26,070	9,006,596
Sanofi SA	1,115,576	107,655,498
Schneider Electric SE	571,382	151,447,773
Shell PLC	5,934,169	207,647,652
Signify NV (a) (e)	146,730	3,958,051
Sinch AB (b) (e)	620,416	1,787,608
Spotify Technology SA (b)	153,482	117,772,878
Stellantis NV (a)	2,133,185	21,306,860
Stratasys Ltd. (b)	101,556	1,164,847
Swiss Re AG	298,460	51,424,358
Tenaris SA	377,327	7,075,728
UroGen Pharma Ltd. (a) (b)	156,523	2,144,365
Waste Connections, Inc.	259,079	48,299,389
Zymeworks, Inc. (b)	67,878	851,869
		2,024,196,513
ZAMBIA — 0.0% *
First Quantum Minerals Ltd. (b)	629,648	11,162,466
TOTAL COMMON STOCKS (Cost $20,916,958,854)		26,815,283,494
RIGHTS — 0.0% *
CANADA — 0.0% *
Pan American Silver Corp. (expiring 02/22/29) (b)	32,412	7,941
ITALY — 0.0%
Biesse SpA (expiring 07/03/25) (b) (c)	11,168	—
SOUTH KOREA — 0.0% *
Bukwang Pharmaceutical Co. Ltd. (expiring 07/09/25) (b)	14,834	6,430
Hanwha Aerospace Co. Ltd. (expiring 07/02/25) (b)	3,902	474,161
POSCO Future M Co. Ltd. (expiring 07/22/25) (b)	3,722	82,739
		563,330
TOTAL RIGHTS (Cost $14,245)		571,271
Security Description	Shares	Value
WARRANTS — 0.0%
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (b) (c) (Cost $0)	15,020	$—
SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (f) (g)	21,128,355	21,128,355
State Street Navigator Securities Lending Portfolio II (h) (i)	769,996,932	769,996,932
TOTAL SHORT-TERM INVESTMENTS (Cost $791,125,287)		791,125,287
TOTAL INVESTMENTS — 102.1% (Cost $21,708,098,386)		27,606,980,052
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(579,212,356)
NET ASSETS — 100.0%		$27,027,767,696
(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the securities is $632,774, representing less than 0.05% of the Fund's net assets.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	870	09/19/2025	$114,956,790	$116,653,950	$1,697,160

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$26,813,444,235	$1,206,485	$632,774	$26,815,283,494
Rights	7,941	563,330	0(a)	571,271
Warrants	—	—	0(a)	0
Short-Term Investments	791,125,287	—	—	791,125,287
TOTAL INVESTMENTS	$27,604,577,463	$1,769,815	$632,774	$27,606,980,052
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$1,697,160	$—	$—	$1,697,160
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,697,160	$—	$—	$1,697,160
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2025.

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	44,678,969	$44,678,969	$1,107,723,738	$1,131,274,352	$—	$—	21,128,355	$21,128,355	$1,302,806
State Street Navigator Securities Lending Portfolio II	562,172,963	562,172,963	2,469,798,310	2,261,974,341	—	—	769,996,932	769,996,932	2,869,192
Total		$606,851,932	$3,577,522,048	$3,393,248,693	$—	$—		$791,125,287	$4,171,998
See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 7.6%
29Metals Ltd. (a) (b)	423,666	$81,907
Abacus Group REIT (b)	359,465	263,844
Abacus Storage King REIT	215,343	216,627
Accent Group Ltd. (b)	246,809	225,636
Adairs Ltd. (b)	82,393	112,852
AET&D Holdings No 1 Ltd. (a) (c)	110,316	—
Alkane Resources Ltd. (a) (b)	203,401	95,309
Amotiv Ltd. (b)	58,800	308,662
Amplitude Energy Ltd. (a)	837,365	115,241
Appen Ltd. (a) (b)	271,034	198,937
Arafura Rare Earths Ltd. (a) (b)	683,482	78,386
Arena REIT (b)	212,391	516,397
Audinate Group Ltd. (a) (b)	41,665	204,243
Aurelia Metals Ltd. (a)	493,851	61,493
Aussie Broadband Ltd. (b)	151,214	387,474
Austal Ltd. (a)	130,021	535,114
Australian Clinical Labs Ltd. (b)	222,763	405,846
Australian Ethical Investment Ltd.	47,831	200,301
Australian Finance Group Ltd. (b)	137,974	207,065
AVZ Minerals Ltd. (a) (b) (c)	1,360,286	69,534
Baby Bunting Group Ltd. (a) (b)	81,260	97,987
Bapcor Ltd. (b)	139,034	455,580
Bega Cheese Ltd.	145,877	521,979
Bellevue Gold Ltd. (a)	835,192	492,609
Boss Energy Ltd. (a) (b)	241,204	738,201
Botanix Pharmaceuticals Ltd. (a) (b)	542,409	113,750
BrainChip Holdings Ltd. (a) (b)	692,350	88,478
Bravura Solutions Ltd.	139,005	202,235
BWP Trust REIT (b)	309,021	712,860
Calix Ltd. (a) (b)	60,865	13,562
Capricorn Metals Ltd. (a)	161,045	1,007,915
Centuria Capital Group REIT (b)	411,703	454,629
Centuria Industrial REIT	270,178	552,431
Centuria Office REIT (b)	222,800	164,264
Cettire Ltd. (a) (b)	256,044	57,052
Chalice Mining Ltd. (a) (b)	127,578	140,880
Charter Hall Long Wale REIT	66,355	177,422
Charter Hall Retail REIT	338,918	852,902
Charter Hall Social Infrastructure REIT (b)	194,886	369,107
Clarity Pharmaceuticals Ltd. (a) (b)	85,668	140,356
Clinuvel Pharmaceuticals Ltd. (b)	18,970	129,044
Codan Ltd.	17,237	227,168
Collins Foods Ltd.	47,113	287,142
Core Lithium Ltd. (a) (b)	709,411	45,561
Coronado Global Resources, Inc. CDI (d)	223,852	19,805
Corporate Travel Management Ltd. (b)	43,416	394,070
Credit Corp. Group Ltd.	24,272	215,217
Cromwell Property Group REIT (b)	683,181	152,226
Data#3 Ltd.	63,061	314,499
Deep Yellow Ltd. (a) (b)	481,642	527,126
Security Description	Shares	Value
Deterra Royalties Ltd. (b)	262,615	$647,114
Dexus Industria REIT	128,624	229,279
Dicker Data Ltd. (b)	31,992	169,195
DroneShield Ltd. (a)	413,380	617,672
Eagers Automotive Ltd. (b)	49,819	569,723
Elders Ltd.	175,489	724,542
Electro Optic Systems Holdings Ltd. (a) (b)	41,812	78,094
Emerald Resources NL (a) (b)	218,553	561,457
EML Payments Ltd. (a) (b)	207,597	158,497
ESG Minerals (a) (c)	29,803	—
EVT Ltd.	29,776	324,903
Firefinch Ltd. (a) (b) (c)	440,867	17,335
FleetPartners Group Ltd. (a) (b)	135,049	270,823
G8 Education Ltd.	306,754	237,217
Genesis Minerals Ltd. (a) (b)	607,223	1,711,158
Gold Road Resources Ltd.	439,236	941,280
GrainCorp Ltd. Class A	96,729	493,185
GWA Group Ltd. (b)	127,819	201,039
Hansen Technologies Ltd.	89,875	293,320
Healius Ltd. (b)	399,927	205,742
Helia Group Ltd.	81,913	302,228
HMC Capital Ltd. REIT	170,831	570,966
HomeCo Daily Needs REIT	899,406	739,729
Iluka Resources Ltd. (b)	78,198	194,739
Imdex Ltd.	334,896	596,970
Imugene Ltd. (a) (b)	1,921,981	16,374
Infomedia Ltd.	195,231	151,614
Ingenia Communities Group REIT	258,434	926,425
Inghams Group Ltd.	223,092	519,022
Insignia Financial Ltd. (a)	490,185	1,166,111
Integral Diagnostics Ltd. (b)	60,540	100,774
ioneer Ltd. (a) (b)	854,470	54,318
IperionX Ltd. (a) (b)	84,220	262,170
IPH Ltd.	102,672	308,170
IREN Ltd. (a) (b)	71,111	1,036,087
IRESS Ltd.	155,103	813,174
Johns Lyng Group Ltd. (b)	77,599	161,209
Judo Capital Holdings Ltd. (a)	454,768	466,420
Jumbo Interactive Ltd. (b)	27,851	178,871
Kelsian Group Ltd. (b)	149,108	370,351
Kogan.com Ltd. (b)	60,826	149,882
Leo Lithium Ltd. (b) (c)	339,610	46,015
Lifestyle Communities Ltd. (b)	47,787	219,221
Liontown Resources Ltd. (a) (b)	695,263	318,948
MA Financial Group Ltd.	30,305	150,740
Macquarie Technology Group Ltd. (a)	2,619	114,207
Magellan Financial Group Ltd.	59,843	335,707
Mayne Pharma Group Ltd. (a)	43,372	142,119
McMillan Shakespeare Ltd.	38,626	393,626
Megaport Ltd. (a)	61,436	581,385
Mesoblast Ltd. (a) (b)	402,455	436,504
Monadelphous Group Ltd.	43,360	498,985
Monash IVF Group Ltd. (b)	295,446	136,503
Mount Gibson Iron Ltd. (a) (b)	316,557	56,013

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Myer Holdings Ltd.	405,516	$160,782
Nanosonics Ltd. (a) (b)	134,460	356,879
Neuren Pharmaceuticals Ltd. (a) (b)	65,917	609,534
Nick Scali Ltd. (b)	38,659	461,354
Nine Entertainment Co. Holdings Ltd.	209,643	223,258
Novonix Ltd. (a) (b)	115,456	28,752
NRW Holdings Ltd.	182,476	357,561
Nufarm Ltd. (a) (b)	155,457	250,622
Nuix Ltd. (a) (b)	132,728	190,493
OceanaGold Corp.	99,501	1,401,550
OFX Group Ltd. (a) (b)	209,319	102,883
Omni Bridgeway Ltd. (a) (b)	110,193	96,768
oOh!media Ltd. (b)	267,655	302,578
Ora Banda Mining Ltd. (a)	343,970	172,447
Paladin Energy Ltd. (a) (b) (e)	109,290	577,999
Paladin Energy Ltd. (a) (b) (e)	44,876	236,466
Pantoro Gold Ltd. (a)	109,382	217,201
Peninsula Energy Ltd. (a) (b)	41,224	16,750
Perenti Ltd.	405,018	429,994
Perpetual Ltd. (b)	43,228	511,630
PEXA Group Ltd. (a) (b)	84,239	750,802
Platinum Asset Management Ltd. (b)	174,966	52,745
PointsBet Holdings Ltd. (a) (b)	79,809	61,979
PolyNovo Ltd. (a) (b)	325,886	255,215
PPK Mining Equipment Group Pty. Ltd. (a) (c)	22,984	—
PWR Holdings Ltd. (b)	22,895	103,979
Ramelius Resources Ltd. (b)	563,843	931,177
Region Group REIT	119,534	172,341
Regis Healthcare Ltd.	46,328	238,031
Regis Resources Ltd. (a)	375,287	1,079,696
Renascor Resources Ltd. (a) (b)	1,475,530	51,250
Resolute Mining Ltd. (a)	847,679	338,871
RPMGlobal Holdings Ltd. (a) (b)	131,597	250,965
Rural Funds Trust REIT (b)	282,527	325,871
Sayona Mining Ltd. (a) (b)	6,763,342	66,485
Select Harvests Ltd. (a) (b)	44,719	120,450
Service Stream Ltd.	201,011	261,489
Silex Systems Ltd. (a) (b)	60,012	165,968
Silver Mines Ltd. (a)	857,379	64,617
SiteMinder Ltd. (a) (b)	80,617	234,047
SmartGroup Corp. Ltd.	90,920	439,137
SolGold PLC (a) (b)	630,104	59,320
Solvar Ltd. (b)	90,432	99,268
Southern Cross Payment Ltd. (a) (b) (c)	218,742	—
Spartan Resources Ltd. (a)	359,219	467,297
St Barbara Ltd. (a)	328,472	61,350
Stanmore Resources Ltd.	93,130	114,131
Strike Energy Ltd. (a) (b)	1,595,310	156,823
Superloop Ltd. (a)	210,585	415,401
Syrah Resources Ltd. (a) (b)	268,106	44,804
Tabcorp Holdings Ltd.	957,502	448,662
Security Description	Shares	Value
Talga Group Ltd. (a) (b)	156,059	$39,887
Temple & Webster Group Ltd. (a)	30,603	427,587
Tuas Ltd. (a)	50,730	197,813
Tyro Payments Ltd. (a) (b)	166,204	95,851
Vault Minerals Ltd. (a)	2,609,561	718,274
Vulcan Energy Resources Ltd. (a)	58,058	138,496
WA1 Resources Ltd. (a)	14,492	150,438
Waypoint REIT Ltd.	395,872	638,210
Weebit Nano Ltd. (a)	79,292	84,442
West African Resources Ltd. (a)	491,257	730,816
Westgold Resources Ltd.	186,040	349,914
Zip Co. Ltd. (a) (b)	428,811	862,735
		53,890,212
AUSTRIA — 0.5%
ams-OSRAM AG (a)	52,705	703,837
AT&S Austria Technologie & Systemtechnik AG (a)	11,532	231,209
DO & Co. AG (a)	3,453	734,458
Kontron AG	29,540	866,888
Lenzing AG (a)	2,018	57,089
Palfinger AG	4,982	209,363
Porr AG	7,427	245,853
Schoeller-Bleckmann Oilfield Equipment AG	4,616	163,367
		3,212,064
BELGIUM — 0.6%
AGFA-Gevaert NV (a)	85,927	106,110
Care Property Invest NV REIT	8,831	129,371
Fagron	21,813	574,836
Galapagos NV (a)	11,160	311,260
Gimv NV	2,709	132,922
Kinepolis Group NV (b)	8,195	345,828
Materialise NV ADR (a)	17,271	97,581
Montea NV REIT	8,861	677,136
Ontex Group NV (a) (b)	37,417	298,669
Recticel SA (b)	27,936	335,141
Retail Estates NV REIT (b)	6,653	480,292
X-Fab Silicon Foundries SE (a) (b) (d)	41,992	331,491
Xior Student Housing NV REIT	19,494	703,653
		4,524,290
BERMUDA — 0.0% *
Conduit Holdings Ltd.	48,129	247,656
BOSNIA AND HERZEGOVINA — 0.1%
Adriatic Metals PLC CDI (a)	120,743	449,452
BRAZIL — 0.2%
ERO Copper Corp. (a) (b)	46,360	781,444
Karoon Energy Ltd.	522,337	657,242
		1,438,686
CANADA — 8.2%
AbCellera Biologics, Inc. (a) (b)	134,344	460,800
ADENTRA, Inc.	8,643	182,741
Advantage Energy Ltd. (a) (b)	135,034	1,170,724

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Aecon Group, Inc. (b)	26,915	$405,747
Ag Growth International, Inc. (b)	9,506	290,161
Alaris Equity Partners Income	21,799	305,617
Allied Gold Corp. (a)	26,163	350,502
Allied Properties Real Estate Investment Trust	29,618	372,477
Altius Minerals Corp. (b)	34,627	694,824
Altus Group Ltd. (b)	22,025	850,493
Andlauer Healthcare Group, Inc. (b)	5,304	204,502
Artis Real Estate Investment Trust	113,683	635,692
Atrium Mortgage Investment Corp. (b)	33,046	278,512
Aurinia Pharmaceuticals, Inc. (a)	117,016	991,126
Aurora Cannabis, Inc. (a) (b)	42,851	180,888
AutoCanada, Inc. (a)	16,024	257,417
Aya Gold & Silver, Inc. (a) (b)	56,594	508,081
Badger Infrastructure Solutions Ltd. (b)	14,332	499,756
Birchcliff Energy Ltd. (b)	145,690	797,585
Bird Construction, Inc. (b)	8,460	178,500
Bitfarms Ltd. (a) (b)	132,710	109,903
BlackBerry Ltd. (a) (b)	209,423	960,783
Calian Group Ltd. (b)	3,877	142,124
Canaccord Genuity Group, Inc. (b)	52,442	398,167
Canada Goose Holdings, Inc. (a)	13,348	148,985
Canadian Solar, Inc. (a) (b)	34,784	384,015
Canfor Corp. (a) (b)	11,844	122,737
Canopy Growth Corp. (a) (b)	30,475	37,521
Cardinal Energy Ltd. (b)	97,969	483,922
Cargojet, Inc. (b)	6,711	466,401
Cascades, Inc. (b)	24,177	157,873
Centerra Gold, Inc.	101,486	729,628
CES Energy Solutions Corp. (b)	30,558	148,479
Champion Iron Ltd. (b)	231,492	632,624
Chemtrade Logistics Income Fund	18,802	152,951
CI Financial Corp. (b)	17,831	414,118
Cineplex, Inc. (a) (b)	43,016	365,691
Cogeco, Inc. (b)	6,516	321,049
Colossus Minerals, Inc. (a) (b) (c)	390	—
Crombie Real Estate Investment Trust	12,132	132,212
Cronos Group, Inc. (a) (b)	83,805	160,301
Denison Mines Corp. (a) (b)	395,059	720,921
dentalcorp Holdings Ltd.	44,157	272,482
Discovery Silver Corp. (a)	95,411	208,373
Diversified Royalty Corp. (b)	58,970	137,431
Docebo, Inc. (a)	3,196	92,449
Doman Building Materials Group Ltd. (b)	55,102	352,136
Dream Office Real Estate Investment Trust	17,172	204,755
DREAM Unlimited Corp. Class A	20,870	315,688
Dundee Precious Metals, Inc. (b)	91,088	1,460,612
Dye & Durham Ltd. (b)	20,648	145,270
Encore Energy Corp. (a)	55,846	159,720
Endeavour Silver Corp. (a) (b)	118,415	582,312
Security Description	Shares	Value
Enghouse Systems Ltd.	11,712	$200,593
Equinox Gold Corp. (a) (b)	131,056	754,925
Exchange Income Corp. (b)	19,967	917,941
Extendicare, Inc. (b)	43,465	450,418
Fiera Capital Corp. (b)	53,850	253,365
First Majestic Silver Corp. (b)	153,164	1,265,048
Foran Mining Corp. (a)	27,092	60,557
Fortuna Mining Corp. (a)	131,963	861,701
Freehold Royalties Ltd. (b)	22,186	207,958
GASFRAC Energy Services, Inc. (a) (c)	21,904	—
Global Atomic Corp. (a) (b)	104,829	47,632
GoGold Resources, Inc. (a)	172,766	253,230
Gold Royalty Corp. (a) (b)	43,416	95,949
H&R Real Estate Investment Trust	23,788	186,190
Hammond Power Solutions, Inc. (b)	3,008	276,507
Headwater Exploration, Inc. (b)	134,260	662,198
Hive Digital Technologies Ltd. (a)	47,198	84,956
i-80 Gold Corp. (a) (b)	29,819	18,357
Innergex Renewable Energy, Inc. (b)	50,345	506,217
Interfor Corp. (a) (b)	25,493	234,285
International Petroleum Corp. (a)	32,199	519,622
InterRent Real Estate Investment Trust	74,915	742,287
Jamieson Wellness, Inc. (d)	24,462	636,783
K92 Mining, Inc. (a)	97,581	1,098,457
Kelt Exploration Ltd. (a) (b)	30,460	163,852
Killam Apartment Real Estate Investment Trust	63,366	910,669
Knight Therapeutics, Inc. (a) (b)	67,717	289,330
Labrador Iron Ore Royalty Corp. (b)	35,441	737,131
Laurentian Bank of Canada (b)	34,637	790,470
Lightstream Resources Ltd. (a) (b) (c)	64,736	—
MAG Silver Corp.	46,725	990,659
Major Drilling Group International, Inc. (a)	30,609	198,751
Martinrea International, Inc. (b)	64,600	401,472
Mattr Corp. (a) (b)	40,206	353,884
Milestone Pharmaceuticals, Inc. (a) (b)	18,246	35,397
Minto Apartment Real Estate Investment Trust (d)	17,936	185,078
Morguard North American Residential Real Estate Investment Trust	19,231	257,353
MTY Food Group, Inc.	9,201	286,583
Mullen Group Ltd. (b)	55,775	580,027
Neptune Wellness Solutions, Inc. (a)	226	3
NFI Group, Inc. (a)	32,088	424,234
NGEx Minerals Ltd. (a)	23,847	277,880
North American Construction Group Ltd.	17,498	279,429

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
North West Co., Inc.	25,515	$902,608
NorthWest Healthcare Properties Real Estate Investment Trust	40,804	148,922
Novagold Resources, Inc. (a) (b)	55,000	224,950
NuVista Energy Ltd. (a)	88,517	971,773
Orla Mining Ltd. (a) (b)	90,995	912,284
Parex Resources, Inc. (b)	45,771	466,599
Pason Systems, Inc.	14,764	132,871
Polaris Renewable Energy, Inc. (b)	26,104	230,144
Poseidon Concepts Corp. (a) (c)	43,064	—
Precision Drilling Corp. (a) (b)	11,642	550,233
Primaris Real Estate Investment Trust	12,032	129,799
Propel Holdings, Inc. (b)	6,768	187,689
Real Brokerage, Inc. (a) (b)	41,086	185,298
Repare Therapeutics, Inc. (a)	19,098	26,546
Richelieu Hardware Ltd. (b)	16,389	439,482
Rogers Sugar, Inc. (b)	59,238	243,117
Russel Metals, Inc.	30,073	966,435
Sandstorm Gold Ltd.	121,189	1,137,729
Savaria Corp. (b)	22,019	314,672
Seabridge Gold, Inc. (a)	21,972	318,348
Sienna Senior Living, Inc. (b)	35,520	495,900
Skeena Resources Ltd. (a)	34,979	555,255
Slate Grocery REIT Class U,	10,245	107,893
SNDL, Inc. (a) (b)	125,945	152,393
Solaris Resources, Inc. (a) (b)	49,211	225,047
Southern Pacific Resource Corp. (a) (c)	281,142	—
Sprott, Inc. (b)	11,992	827,268
SSR Mining, Inc. (a)	66,396	845,217
Superior Plus Corp. (b)	93,020	544,009
Surge Energy, Inc.	31,024	138,920
Tamarack Valley Energy Ltd. (b)	233,204	825,486
Taseko Mines Ltd. (a) (b)	89,535	282,155
TELUS Corp.	3	48
TerraVest Industries, Inc.	3,517	435,855
Tilray Brands, Inc. (a) (b)	311,748	127,945
Timbercreek Financial Corp. (b)	23,962	133,464
TMC the metals Co., Inc. (a)	83,869	553,535
Torex Gold Resources, Inc. (a) (b)	35,339	1,150,428
Transcontinental, Inc. Class A (b)	31,790	487,159
Trican Well Service Ltd. (b)	40,334	133,314
Trisura Group Ltd. (a) (b)	27,754	900,657
Twin Butte Energy Ltd. (a) (c)	83,708	—
Vermilion Energy, Inc. (b)	35,258	256,845
Victoria Gold Corp./Vancouver (a)	32,312	11,367
Wajax Corp.	11,064	184,954
Well Health Technologies Corp. (a) (b)	128,950	383,684
Wesdome Gold Mines Ltd. (a)	82,258	1,143,594
Westshore Terminals Investment Corp. (b)	27,215	526,349
		58,153,396
Security Description	Shares	Value
CHINA — 0.5%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd. (b)	272,000	$300,413
BOE Varitronix Ltd.	137,000	115,185
China Tobacco International HK Co. Ltd.	155,000	607,165
Inspur Digital Enterprise Technology Ltd.	292,000	280,469
Nexteer Automotive Group Ltd. (b)	320,000	232,357
Sasseur Real Estate Investment Trust	281,800	141,602
Silvercorp Metals, Inc. (b)	94,059	397,743
Theme International Holdings Ltd. (a) (b)	1,770,000	153,325
Towngas Smart Energy Co. Ltd.	811,888	407,495
VSTECS Holdings Ltd.	486,000	481,047
Youzan Technology Ltd. (a) (b)	6,404,000	77,501
		3,194,302
COLOMBIA — 0.1%
Aris Mining Corp. (a)	74,372	499,810
Gran Tierra Energy, Inc. (a)	16,137	76,871
		576,681
DENMARK — 0.8%
Better Collective AS (a) (b)	19,238	264,638
cBrain AS	7,907	267,473
Cementir Holding NV	32,476	564,967
Chemometec AS	9,145	841,004
D/S Norden AS	15,062	476,805
Dfds AS (a)	21,248	375,763
Gubra AS	2,219	162,415
H&H International AS Class B (a)	27,940	596,096
Matas AS	25,044	525,641
NTG Nordic Transport Group AS (a)	6,873	203,947
Per Aarsleff Holding AS	10,945	1,131,386
Scandinavian Tobacco Group AS (d)	28,247	373,320
		5,783,455
FINLAND — 0.6%
Aktia Bank OYJ (b)	22,502	256,479
Citycon OYJ (b)	90,204	402,790
Finnair OYJ (b)	24,055	75,731
Harvia OYJ	5,699	324,454
Kalmar OYJ Class B	10,172	430,571
Kamux Corp. (b)	13,550	31,398
Marimekko OYJ (b)	14,272	207,404
Nokian Renkaat OYJ (b)	66,140	476,700
Outokumpu OYJ (b)	214,582	882,108
Revenio Group OYJ	13,331	433,466
Tokmanni Group Corp. (b)	20,751	256,983
YIT OYJ (a)	67,523	188,326
		3,966,410
FRANCE — 1.0%
Aubay	5,068	298,048

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Beneteau SACA (b)	26,461	$241,967
Bonduelle SCA (b)	12,358	124,175
Carbios SACA (a) (b)	6,275	54,876
Cie des Alpes	5,391	130,361
Clariane SE (a)	170,108	1,038,342
Derichebourg SA (b)	28,289	191,439
Elior Group SA (a) (b) (d)	58,362	177,573
Emeis SA (a) (b)	56,432	744,568
Etablissements Maurel et Prom SA	40,366	228,863
Euroapi SA (a) (b)	37,322	126,437
Exosens SAS	5,858	277,463
Fnac Darty SA	11,590	457,125
GL Events SACA	8,436	270,341
ICADE REIT (b)	17,565	491,549
Kaufman & Broad SA	8,722	338,376
Manitou BF SA	5,695	139,718
Medincell SA (a) (b)	7,786	152,997
Mercialys SA REIT	39,835	497,530
Mersen SA	8,435	218,821
Nanobiotix SA (a)	12,847	62,207
Nexity SA (a) (b)	22,646	254,133
Quadient SA	17,376	324,309
SMCP SA (a) (b) (d)	26,842	134,856
Solutions 30 SE (a) (b)	70,445	136,111
Valneva SE (a) (b)	63,824	176,062
Viridien (a) (b)	1,119	79,469
		7,367,716
GERMANY — 2.6%
2G Energy AG	5,236	190,842
About You Holding SE (a) (b)	18,590	147,952
Amadeus Fire AG	3,010	285,490
ATAI Life Sciences NV (a) (b)	40,646	89,015
Aumann AG (d)	279	3,989
Borussia Dortmund GmbH & Co. KGaA	45,226	208,638
BRANICKS Group AG (a) (b)	42,459	100,927
CANCOM SE	15,241	501,832
Ceconomy AG (a)	99,657	423,476
Cewe Stiftung & Co. KGaA	3,022	347,997
Deutsche Beteiligungs AG	7,484	226,655
Deutsche Pfandbriefbank AG (d)	48,370	298,090
Deutz AG	58,361	522,709
Draegerwerk AG & Co. KGaA Preference Shares	4,708	371,380
Duerr AG	6,358	168,671
Eckert & Ziegler SE	7,713	617,023
Elmos Semiconductor SE	7,674	808,028
ElringKlinger AG	12,624	66,906
Evotec SE (a) (b)	70,253	594,088
flatexDEGIRO AG	26,589	748,451
GFT Technologies SE	11,262	329,175
Grenke AG	12,840	234,222
Hamborner REIT AG	46,760	327,140
Heidelberger Druckmaschinen AG (a)	70,854	123,095
Security Description	Shares	Value
HelloFresh SE (a)	64,464	$600,979
Hornbach Holding AG & Co. KGaA	5,961	741,716
Hypoport SE (a)	1,691	400,966
Immatics NV (a) (b)	19,652	105,728
Indus Holding AG	20,034	536,185
Jenoptik AG	22,399	513,503
Jumia Technologies AG ADR (a)	50,480	202,930
Kloeckner & Co. SE	51,294	359,462
LPKF Laser & Electronics SE (a)	8,010	79,263
Medios AG (a)	6,185	91,044
Montana Aerospace AG (a) (d)	9,517	310,259
Mutares SE & Co. KGaA (a)	3,568	151,197
Nagarro SE (a)	5,208	370,473
Norma Group SE	15,748	253,995
Northern Data AG (a) (b)	9,518	268,145
Patrizia SE	24,130	232,548
Pfeiffer Vacuum Technology AG	3,426	652,305
ProSiebenSat.1 Media SE	60,956	511,247
PVA TePla AG (a) (b)	7,682	180,891
SAF-Holland SE	30,817	618,584
Salzgitter AG	11,194	269,109
Secunet Security Networks AG	592	158,789
SFC Energy AG (a)	6,151	157,043
SGL Carbon SE (a)	14,467	59,437
Sirius Real Estate Ltd. REIT (b)	677,558	905,279
SMA Solar Technology AG (a)	8,163	203,525
Stabilus SE	11,452	371,025
STRATEC SE	1,828	56,220
SUSS MicroTec SE	10,050	549,277
Takkt AG	15,634	122,041
Verbio SE (b)	6,517	93,483
Vossloh AG	3,953	392,099
		18,254,538
GHANA — 0.0% *
Tullow Oil PLC (a) (b)	945,302	206,486
GREECE — 0.0%
TT Hellenic Postbank SA (a) (c)	129,076	—
GUERNSEY — 0.1%
Super Group SGHC Ltd.	40,033	439,162
HONG KONG — 1.0%
Bright Smart Securities & Commodities Group Ltd. (b)	634,000	696,996
Cafe de Coral Holdings Ltd.	177,191	156,199
China Ocean Resources Co. Ltd. (a) (c)	26,593	—
Chow Sang Sang Holdings International Ltd.	68,000	73,804
C-Mer Medical Holdings Ltd.	308,000	70,624
Dah Sing Financial Holdings Ltd.	37,600	142,497
Envision Greenwise Holdings Ltd. (a) (b)	215,000	221,025
Gold Financial Holdings Ltd. (a) (c)	1,158,000	—
Hang Lung Group Ltd.	122,000	212,296
Hao Tian International Construction Investment Group Ltd. (a) (b)	936,000	47,694

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
HKBN Ltd.	628,500	$397,917
Hong Kong Technology Venture Co. Ltd.	159,052	32,013
Hutchison Port Holdings Trust Stapled Security	2,006,400	349,114
Hutchison Telecommunications Hong Kong Holdings Ltd.	622,000	80,820
Hysan Development Co. Ltd.	155,000	278,408
Johnson Electric Holdings Ltd.	62,000	170,599
Long Well International Holdings Ltd. (a) (c)	2,380,000	—
Luk Fook Holdings International Ltd.	133,000	339,701
Melco International Development Ltd. (a) (b)	690,000	355,108
Modern Dental Group Ltd.	168,000	91,169
Pacific Basin Shipping Ltd. (b)	2,742,000	705,585
Pacific Textiles Holdings Ltd.	849,000	138,436
PAX Global Technology Ltd.	383,000	295,178
Peace Mark Holdings Ltd. (a) (c)	504,228	—
Perfect Medical Health Management Ltd.	418,000	90,522
Polestar Automotive Holding U.K. PLC Class A, ADR (a) (b)	190,009	203,310
Realord Group Holdings Ltd. (a) (b)	426,000	383,129
Sa Sa International Holdings Ltd. (b)	621,248	44,318
Shenzhou Space Park Group Ltd. (a) (c)	780,000	—
SMI Holdings Group Ltd. (a) (b) (c)	608,081	—
Stella International Holdings Ltd.	155,500	287,229
Sunlight Real Estate Investment Trust	481,000	138,479
Superb Summit International Group Ltd. (a) (b) (c)	1,685,500	—
Truly International Holdings Ltd.	762,000	105,806
Value Partners Group Ltd.	384,000	95,389
Vitasoy International Holdings Ltd.	524,000	612,780
Viva Goods Co. Ltd. (b)	1,120,000	57,783
VTech Holdings Ltd.	21,200	153,801
Yuexiu Real Estate Investment Trust	1,399,000	155,048
		7,182,777
INDONESIA — 0.0% *
First Resources Ltd.	201,100	232,102
IRAQ — 0.1%
Genel Energy PLC (a)	104,340	85,789
Gulf Keystone Petroleum Ltd.	152,718	353,678
		439,467
IRELAND — 0.7%
Amarin Corp. PLC ADR (a) (b)	6,390	103,646
C&C Group PLC (b)	161,467	360,221
Cairn Homes PLC	216,638	545,474
COSMO Pharmaceuticals NV	4,425	316,310
Dalata Hotel Group PLC	127,979	968,971
Security Description	Shares	Value
GH Research PLC (a) (b)	9,024	$110,003
Glenveagh Properties PLC (a) (d)	216,797	436,700
Greencore Group PLC	346,654	1,109,211
Irish Residential Properties REIT PLC	389,859	466,789
Origin Enterprises PLC	56,576	245,723
Uniphar PLC (b)	91,858	404,353
		5,067,401
ISRAEL — 4.3%
Airport City Ltd. (a)	10,386	190,294
Alony Hetz Properties & Investments Ltd.	39,079	404,890
Ashdod Refinery Ltd. (a)	5,311	101,804
Ashtrom Group Ltd.	11,338	258,240
AudioCodes Ltd.	14,748	144,825
Azorim-Investment Development & Construction Co. Ltd.	50,959	358,037
Blue Square Real Estate Ltd.	2,110	243,488
Cellcom Israel Ltd. (a)	33,242	269,885
Ceragon Networks Ltd. (a)	44,409	109,246
Clal Insurance Enterprises Holdings Ltd.	35,167	1,553,927
Cognyte Software Ltd. (a)	24,346	224,957
Compugen Ltd. (a) (b)	51,039	90,849
Danel Adir Yeoshua Ltd.	2,429	346,948
Delek Automotive Systems Ltd.	12,703	106,985
Delta Galil Ltd.	5,312	282,045
El Al Israel Airlines (a)	206,848	810,807
Elco Ltd.	6,609	365,041
Electra Consumer Products 1970 Ltd.	9,390	365,841
Electra Ltd.	426	273,121
Electreon Wireless Ltd. (a)	2,043	38,907
Energix-Renewable Energies Ltd.	83,585	308,774
Enlight Renewable Energy Ltd. (a)	35,122	796,829
FIBI Holdings Ltd.	6,441	479,895
Formula Systems 1985 Ltd.	5,407	688,499
Fox Wizel Ltd.	4,454	445,995
G City Ltd.	91,387	362,020
Gilat Satellite Networks Ltd. (a) (b)	19,264	136,582
Harel Insurance Investments & Financial Services Ltd.	21,111	591,296
Hilan Ltd.	7,240	615,104
IDI Insurance Co. Ltd.	6,530	425,832
Innoviz Technologies Ltd. (a) (b)	58,908	96,609
Inrom Construction Industries Ltd.	70,014	436,613
Isracard Ltd.	82,700	426,086
Israel Canada TR Ltd.	89,230	401,436
Israel Corp. Ltd.	662	220,578
Isras Investment Co. Ltd.	1,175	334,199
Ituran Location & Control Ltd.	13,022	504,342
Kornit Digital Ltd. (a)	17,233	343,109
Magic Software Enterprises Ltd. (b)	11,443	218,790
Matrix IT Ltd.	29,498	1,026,627
Mega Or Holdings Ltd. REIT	11,380	531,574

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Menora Mivtachim Holdings Ltd.	12,435	$979,660
Migdal Insurance & Financial Holdings Ltd.	347,951	957,937
Mivne Real Estate KD Ltd.	135,506	507,821
Nano Dimension Ltd. ADR (a) (b)	107,368	173,936
Nano-X Imaging Ltd. (a) (b)	40,995	211,944
Next Vision Stabilized Systems Ltd.	17,723	661,553
Nexxen International Ltd. (a) (b)	14,278	148,634
Oil Refineries Ltd.	1,922,181	518,290
One Software Technologies Ltd.	20,844	537,271
OPC Energy Ltd. (a)	36,784	447,853
Oramed Pharmaceuticals, Inc. (a) (b)	11,851	26,665
Partner Communications Co. Ltd.	73,661	558,883
Paz Retail & Energy Ltd.	5,311	971,042
Perion Network Ltd. (a)	22,495	228,324
Priortech Ltd. (a)	3,615	212,767
Radware Ltd. (a)	24,112	709,857
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	8,570	827,352
Reit 1 Ltd.	158,187	1,062,096
Sapiens International Corp. NV	23,265	682,785
Sella Capital Real Estate Ltd. REIT	161,256	524,351
Shufersal Ltd.	122,851	1,411,464
SimilarWeb Ltd. (a)	18,524	145,228
Strauss Group Ltd.	28,748	788,382
Summit Real Estate Holdings Ltd. REIT	11,283	205,289
Taboola.com Ltd. (a)	62,304	228,033
Tel Aviv Stock Exchange Ltd.	44,423	858,779
		30,517,122
ITALY — 1.5%
AMCO - Asset Management Co. SpA Class B (a) (b) (c)	325	—
Ariston Holding NV	31,760	156,209
Arnoldo Mondadori Editore SpA	139,734	352,657
Ascopiave SpA	36,248	129,564
Avio SpA	6,646	184,503
Banca IFIS SpA (b)	13,344	355,569
BFF Bank SpA (a) (b) (d)	81,058	885,370
Biesse SpA	11,208	98,279
d'Amico International Shipping SA (b)	20,590	83,288
Datalogic SpA	5,292	29,103
doValue SpA (a) (b) (d)	40,834	118,586
El.En. SpA (b)	36,740	480,006
Esprinet SpA (b)	25,690	120,926
Ferretti SpA (b)	65,627	216,318
Fila SpA	10,295	116,860
Fincantieri SpA (a) (b)	54,248	1,041,151
GVS SpA (a) (b) (d)	24,008	141,754
Immobiliare Grande Distribuzione SIIQ SpA REIT	37,009	134,673
Italmobiliare SpA (b)	2,150	65,618
Security Description	Shares	Value
Juventus Football Club SpA (a) (b)	99,635	$361,162
MARR SpA (b)	29,255	333,107
Moltiply Group SpA (b)	7,095	378,945
OVS SpA (d)	234,184	1,017,668
Piaggio & C SpA (b)	129,530	285,852
RAI Way SpA (d)	72,609	518,211
Safilo Group SpA (a) (b)	60,338	63,958
Salvatore Ferragamo SpA (a) (b)	23,773	139,530
Sanlorenzo SpA (b)	3,751	131,433
Sesa SpA (b)	1,408	142,387
Spaxs SpA (a) (b)	15,787	72,384
Tamburi Investment Partners SpA (b)	62,241	572,803
Technogym SpA (d)	37,487	535,530
Technoprobe SpA (a) (b)	32,668	284,537
Tinexta SpA (b)	8,377	121,737
Wizz Air Holdings PLC (a) (b) (d)	31,064	463,997
Zignago Vetro SpA (b)	17,684	173,748
		10,307,423
JAPAN — 37.5%
Access Co. Ltd. (a)	13,800	74,997
Activia Properties, Inc. REIT	408	346,579
Adastria Co. Ltd. (b)	9,400	193,994
Advanced Media, Inc.	14,200	120,426
Aeon Fantasy Co. Ltd.	7,900	148,981
AEON REIT Investment Corp.	236	207,171
Ai Holdings Corp.	20,200	327,938
Aica Kogyo Co. Ltd.	7,900	196,782
Aichi Financial Group, Inc.	14,748	259,133
Aichi Steel Corp.	12,800	189,370
Aida Engineering Ltd.	28,400	178,919
Aiful Corp.	118,076	344,962
Ain Holdings, Inc.	6,400	240,944
Airtrip Corp.	9,500	57,153
Aisan Industry Co. Ltd.	28,400	330,509
Akatsuki, Inc.	2,300	48,167
Akebono Brake Industry Co. Ltd. (a)	67,800	48,816
Akita Bank Ltd.	1,800	37,509
Alconix Corp.	13,500	173,370
Altech Corp.	14,480	276,678
Amiyaki Tei Co. Ltd.	5,100	53,067
Amuse, Inc. (b)	9,300	104,110
Amvis Holdings, Inc.	30,500	102,198
Anest Iwata Corp.	23,600	225,470
AnGes, Inc. (a) (b)	68,000	29,658
Anicom Holdings, Inc.	46,000	219,101
Anycolor, Inc.	21,100	762,519
Appier Group, Inc.	27,600	311,645
Arata Corp.	11,100	233,227
ARCLANDS Corp.	26,348	322,498
Arcs Co. Ltd.	24,800	513,015
ARE Holdings, Inc.	45,157	564,287
Arealink Co. Ltd.	8,200	137,495
Argo Graphics, Inc.	13,500	490,671
Ariake Japan Co. Ltd.	4,200	192,488

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Arisawa Manufacturing Co. Ltd.	13,500	$137,575
Artience Co. Ltd. (b)	20,400	425,809
As One Corp.	8,800	151,759
Asahi Yukizai Corp. (b)	9,600	268,836
Asanuma Corp.	66,000	343,148
ASKA Pharmaceutical Holdings Co. Ltd.	9,600	162,631
ASKUL Corp.	24,400	260,141
Atom Corp. (a) (b)	14,000	63,969
Atrae, Inc.	20,200	108,101
Autobacs Seven Co. Ltd.	24,300	241,410
Avex, Inc.	18,000	158,510
Awa Bank Ltd.	30,465	605,947
Axial Retailing, Inc.	37,800	294,403
AZ-COM MARUWA Holdings, Inc.	17,500	123,698
Bando Chemical Industries Ltd.	32,700	384,400
Bank of Iwate Ltd.	8,000	168,646
Bank of Nagoya Ltd.	3,160	173,265
Bank of Saga Ltd.	9,600	154,589
Bank of the Ryukyus Ltd.	47,020	371,746
BASE, Inc. (a) (b)	28,900	77,830
Belc Co. Ltd.	6,300	323,625
Bell System24 Holdings, Inc.	15,000	133,338
Belluna Co. Ltd. (b)	24,900	153,249
BML, Inc.	14,300	327,689
BrainPad, Inc.	15,900	148,713
Broadleaf Co. Ltd.	52,900	268,080
BRONCO BILLY Co. Ltd. (b)	8,200	202,382
Buffalo, Inc.	4,000	63,443
Bunka Shutter Co. Ltd.	40,200	657,360
Bushiroad, Inc. (b)	25,100	132,759
C Uyemura & Co. Ltd.	2,000	128,215
Can Do Co. Ltd. (b)	22,600	547,613
Casio Computer Co. Ltd.	31,700	241,407
Cawachi Ltd.	4,600	87,927
Central Glass Co. Ltd.	21,469	441,880
Central Security Patrols Co. Ltd.	6,500	100,170
Change Holdings, Inc. (b)	18,400	147,001
Chiba Kogyo Bank Ltd. (b)	48,300	398,919
Chiyoda Co. Ltd.	18,900	156,361
Chiyoda Corp. (a)	99,200	234,874
Chiyoda Integre Co. Ltd.	5,600	106,072
Chofu Seisakusho Co. Ltd.	13,500	170,754
Chubu Shiryo Co. Ltd.	9,600	104,012
Chudenko Corp.	9,400	216,380
Chugoku Marine Paints Ltd.	31,700	594,300
Citizen Watch Co. Ltd.	130,600	773,049
CKD Corp.	40,459	737,503
CMK Corp.	37,400	86,221
COLOPL, Inc.	32,100	119,337
Colowide Co. Ltd.	103,900	1,364,162
Comforia Residential REIT, Inc.	103	204,438
Computer Engineering & Consulting Ltd.	9,500	144,166
Comture Corp.	13,500	158,884
Cosel Co. Ltd.	21,600	167,482
Security Description	Shares	Value
Cover Corp. (a) (b)	16,100	$256,472
CRE Logistics REIT, Inc.	369	385,745
Create Restaurants Holdings, Inc.	41,700	410,808
CTS Co. Ltd.	32,100	179,117
Cuorips, Inc. (a)	2,400	95,870
Curves Holdings Co. Ltd.	22,700	108,750
Cyber Security Cloud, Inc.	2,500	30,721
CYBERDYNE, Inc. (a)	65,900	81,209
Cybozu, Inc.	27,500	712,036
Dai Nippon Toryo Co. Ltd.	9,600	79,022
Dai-Dan Co. Ltd.	10,300	316,961
Daido Metal Co. Ltd.	26,900	123,657
Daido Steel Co. Ltd.	25,700	177,157
Daiei Kankyo Co. Ltd.	8,800	192,516
Daihen Corp.	9,300	411,416
Daiho Corp. (b)	75,300	412,874
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	21,000	95,081
Daiichikosho Co. Ltd. (b)	19,000	213,552
Daiki Aluminium Industry Co. Ltd.	32,100	215,563
Daikokutenbussan Co. Ltd. (b)	3,700	179,819
Daikyonishikawa Corp.	18,200	81,522
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	8,800	191,907
Daio Paper Corp. (b)	23,700	131,097
Daiseki Co. Ltd. (b)	26,239	633,064
Daishi Hokuetsu Financial Group, Inc.	55,402	1,279,142
Daito Pharmaceutical Co. Ltd.	18,620	128,520
Daiwa Securities Living Investments Corp. REIT	220	145,606
Daiwabo Holdings Co. Ltd.	50,074	899,075
DCM Holdings Co. Ltd.	67,164	619,818
Demae-Can Co. Ltd. (a)	62,872	106,640
DeNA Co. Ltd. (b)	50,900	941,568
Denka Co. Ltd. (b)	22,700	311,163
Denyo Co. Ltd.	9,400	184,167
DIC Corp.	17,200	345,381
Digital Arts, Inc. (b)	8,100	425,622
Digital Garage, Inc.	16,184	529,402
Digital Hearts Holdings Co. Ltd.	6,200	42,966
Dip Corp.	15,200	239,925
DKS Co. Ltd.	8,400	229,998
Doshisha Co. Ltd.	13,500	231,597
Doutor Nichires Holdings Co. Ltd.	41,052	745,754
Dowa Holdings Co. Ltd.	27,700	895,942
DTS Corp.	38,287	1,370,375
Duskin Co. Ltd.	18,700	513,054
DyDo Group Holdings, Inc. (b)	8,200	151,062
Earth Corp. (b)	9,400	317,900
EDION Corp.	60,205	879,036
eGuarantee, Inc.	23,700	242,341
Ehime Bank Ltd.	19,840	137,628
Eiken Chemical Co. Ltd. (b)	18,200	268,505
Eizo Corp.	20,300	303,421
en Japan, Inc.	16,700	192,614

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Enplas Corp.	4,200	$128,083
eRex Co. Ltd.	25,500	131,874
ES-Con Japan Ltd. (b)	32,100	220,230
Eslead Corp.	15,500	493,077
ESPEC Corp.	15,300	327,831
Eternal Hospitality Group Co. Ltd. (b)	13,500	301,412
euglena Co. Ltd. (a)	40,500	117,481
Exedy Corp.	16,500	471,771
Ezaki Glico Co. Ltd. (b)	8,200	261,705
FCC Co. Ltd.	30,928	598,026
Feed One Co. Ltd.	9,160	62,274
Ferrotec Holdings Corp.	31,778	669,902
FIDEA Holdings Co. Ltd.	11,010	109,837
Financial Partners Group Co. Ltd.	27,000	446,184
Fixstars Corp. (b)	16,900	239,381
Food & Life Cos. Ltd.	56,100	2,724,508
FP Corp.	9,000	165,364
Freee KK (a)	29,600	787,926
Fronteo, Inc. (a)	17,700	75,238
Frontier Real Estate Investment Corp. REIT (b)	283	160,852
Fudo Tetra Corp.	9,040	141,503
Fuji Co. Ltd.	18,200	250,865
Fuji Corp.	11,000	204,625
Fuji Kyuko Co. Ltd.	11,000	158,628
Fuji Oil Co. Ltd.	11,700	228,824
Fuji Pharma Co. Ltd.	7,000	67,167
Fuji Seal International, Inc.	10,100	195,015
Fujibo Holdings, Inc.	7,200	295,088
Fujimi, Inc.	26,183	370,871
Fujita Kanko, Inc.	4,399	339,263
Fujiya Co. Ltd.	200	3,320
Fukuda Corp.	4,000	138,184
Fukui Bank Ltd. (b)	12,900	156,466
Fukuoka REIT Corp.	701	836,667
Fukuyama Transporting Co. Ltd. (b)	5,600	130,652
FULLCAST Holdings Co. Ltd.	9,500	112,136
Funai Soken Holdings, Inc. (b)	20,400	342,625
Furukawa Co. Ltd.	17,838	264,029
Furukawa Electric Co. Ltd.	39,600	1,928,117
Furuno Electric Co. Ltd. (b)	18,900	491,325
Fuso Chemical Co. Ltd. (b)	13,500	361,695
Futaba Corp.	9,600	40,874
GA Technologies Co. Ltd. (a)	10,500	131,718
Gakken Holdings Co. Ltd.	20,100	131,639
Galilei Co. Ltd.	15,900	335,733
GENDA, Inc. (a) (b)	29,000	175,472
Genki Global Dining Concepts Corp.	3,200	93,378
Genky DrugStores Co. Ltd.	9,500	250,909
Geo Holdings Corp.	19,300	205,901
giftee, Inc. (b)	9,300	110,290
Giken Ltd.	8,900	90,513
Security Description	Shares	Value
Global One Real Estate Investment Corp. REIT	426	$402,863
GLOBERIDE, Inc.	11,300	165,457
Glory Ltd.	29,100	677,513
GMO GlobalSign Holdings KK (b)	9,500	136,076
GMO internet group, Inc.	16,000	399,543
GNI Group Ltd. (a) (b)	14,900	354,332
Goldcrest Co. Ltd. (b)	14,200	324,414
GREE Holdings, Inc.	45,400	163,754
GS Yuasa Corp.	30,698	572,964
G-Tekt Corp.	14,500	177,580
GungHo Online Entertainment, Inc.	14,900	284,858
Gunze Ltd.	18,400	454,761
Gurunavi, Inc. (a)	35,000	61,788
H.U. Group Holdings, Inc.	27,497	606,687
H2O Retailing Corp.	60,400	791,562
Hamakyorex Co. Ltd.	27,700	260,038
Hankyu Hanshin REIT, Inc.	506	547,529
Hanwa Co. Ltd.	24,244	913,063
Happinet Corp.	3,700	146,519
Hazama Ando Corp.	87,401	877,973
Heiwa Real Estate Co. Ltd.	39,600	600,395
Heiwa Real Estate REIT, Inc.	541	506,749
Heiwado Co. Ltd.	16,400	321,313
Hennge KK	8,800	110,392
Hibiya Engineering Ltd.	7,500	192,634
Hiday Hidaka Corp.	9,904	226,610
Hino Motors Ltd. (a)	97,400	242,076
Hioki EE Corp. (b)	8,200	323,583
Hirano Tecseed Co. Ltd.	9,500	97,207
Hirata Corp.	20,100	277,611
HIS Co. Ltd. (b)	17,100	160,411
Hochiki Corp.	16,200	349,358
Hogy Medical Co. Ltd. (b)	9,600	267,507
Hokkaido Electric Power Co., Inc. (b)	93,300	485,151
Hokkoku Financial Holdings, Inc. (b)	14,000	469,106
Hokuetsu Corp. (b)	47,400	344,888
Hokuhoku Financial Group, Inc. (b)	66,000	1,250,365
Hokuriku Electric Power Co. (b)	95,500	475,698
H-One Co. Ltd.	20,100	179,090
Hoosiers Holdings Co. Ltd.	38,600	332,434
Hoshino Resorts REIT, Inc.	290	483,852
Hosiden Corp.	23,100	354,388
Hosokawa Micron Corp.	9,600	329,980
House Foods Group, Inc.	7,300	141,633
Hulic Reit, Inc.	223	240,839
Hyakugo Bank Ltd. (b)	107,000	511,870
Hyakujushi Bank Ltd.	15,400	446,184
Ichibanya Co. Ltd. (b)	27,300	174,446
Ichigo Hotel REIT Investment Corp.	226	204,338
Ichigo Office REIT Investment Corp.	847	538,299

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Ichigo, Inc.	145,700	$407,510
Ichikoh Industries Ltd.	28,600	71,676
Idec Corp.	13,600	214,387
Iino Kaiun Kaisha Ltd. (b)	65,980	462,264
Inaba Denki Sangyo Co. Ltd.	17,100	468,565
Inabata & Co. Ltd.	19,000	422,895
Infomart Corp. (b)	77,700	224,851
Inforich, Inc. (a)	4,900	96,138
Insource Co. Ltd.	33,000	227,090
Intage Holdings, Inc. (b)	16,400	201,530
Iriso Electronics Co. Ltd.	9,400	185,859
Ishihara Sangyo Kaisha Ltd.	16,100	226,378
Ispace, Inc. (a) (b)	39,100	156,189
Istyle, Inc. (b)	32,100	117,782
Itfor, Inc.	37,600	390,460
Itochu Enex Co. Ltd.	18,400	219,865
Itoham Yonekyu Holdings, Inc. (b)	5,500	186,576
Itoki Corp. (b)	28,200	426,968
Izumi Co. Ltd.	17,600	405,624
J Trust Co. Ltd.	52,300	153,520
Jaccs Co. Ltd. (b)	15,000	416,421
Jade Group, Inc. (a) (b)	4,100	39,596
JAFCO Group Co. Ltd.	47,180	804,978
Japan Aviation Electronics Industry Ltd.	36,490	648,986
Japan Communications, Inc. (a)	123,600	136,910
Japan Display, Inc. (a) (b)	1,277,410	176,871
Japan Elevator Service Holdings Co. Ltd.	22,100	635,713
Japan Excellent, Inc. REIT (b)	940	868,774
Japan Lifeline Co. Ltd. (b)	28,300	292,904
Japan Logistics Fund, Inc. REIT	378	244,681
Japan Material Co. Ltd.	41,274	422,612
Japan Pulp & Paper Co. Ltd.	79,000	339,091
Japan Securities Finance Co. Ltd.	25,400	308,609
Japan Wool Textile Co. Ltd.	21,500	216,719
JCR Pharmaceuticals Co. Ltd.	30,200	107,256
JCU Corp.	12,847	295,282
JINS Holdings, Inc.	6,600	390,211
JMDC, Inc.	20,600	568,178
Joshin Denki Co. Ltd.	13,500	221,877
Joyful Honda Co. Ltd. (b)	44,000	635,730
JSP Corp.	8,100	105,705
Juki Corp. (a)	30,200	82,585
Juroku Financial Group, Inc.	17,100	573,571
Justsystems Corp.	6,600	168,832
JVCKenwood Corp.	74,200	593,312
Kaga Electronics Co. Ltd.	34,800	660,127
Kameda Seika Co. Ltd. (b)	3,900	108,135
Kamei Corp.	18,400	315,658
Kanadevia Corp.	40,000	269,999
Kanamoto Co. Ltd.	17,200	385,808
Kaneka Corp.	7,000	192,876
Kanematsu Corp.	82,735	1,571,991
Kanto Denka Kogyo Co. Ltd.	24,000	139,735
Kasumigaseki Capital Co. Ltd. (b)	2,400	237,599
Security Description	Shares	Value
Katakura Industries Co. Ltd.	52,348	$836,437
Katitas Co. Ltd. (b)	11,500	199,117
Kato Sangyo Co. Ltd.	9,500	361,729
Kawada Technologies, Inc.	3,900	104,490
Kawai Musical Instruments Manufacturing Co. Ltd. (b)	6,200	111,213
KeePer Technical Laboratory Co. Ltd. (b)	10,700	262,972
Keiyo Bank Ltd.	72,000	499,457
Kenko Mayonnaise Co. Ltd.	13,500	160,379
KH Neochem Co. Ltd. (b)	16,300	285,048
Kisoji Co. Ltd.	9,400	153,971
Kissei Pharmaceutical Co. Ltd.	22,100	617,353
Kitanotatsujin Corp. (b)	45,000	44,550
Kitz Corp. (b)	104,555	858,474
Kiyo Bank Ltd. (b)	62,865	1,085,868
Koa Corp.	17,800	103,883
Kohnan Shoji Co. Ltd.	9,600	259,199
Kokuyo Co. Ltd. (b)	48,400	277,041
KOMEDA Holdings Co. Ltd.	20,900	429,879
Komeri Co. Ltd.	9,400	191,716
Komori Corp.	46,636	482,681
Konica Minolta, Inc. (a)	244,600	794,533
Konishi Co. Ltd. (b)	28,300	220,413
Konoike Transport Co. Ltd.	13,500	275,243
Kosaido Holdings Co. Ltd. (b)	39,600	131,867
Koshidaka Holdings Co. Ltd.	22,700	176,640
Kotobuki Spirits Co. Ltd. (b)	28,700	408,808
Kourakuen Corp. (a) (b)	8,000	57,101
Krosaki Harima Corp.	12,500	287,307
K's Holdings Corp.	39,300	398,591
Kumagai Gumi Co. Ltd.	18,200	527,308
Kumiai Chemical Industry Co. Ltd.	47,100	260,208
Kura Sushi, Inc. (b)	13,500	330,853
Kurabo Industries Ltd. (b)	17,970	929,322
Kureha Corp.	21,100	459,410
Kusuri No. Aoki Holdings Co. Ltd.	23,500	590,734
KYB Corp.	27,366	565,337
Kyoei Steel Ltd.	16,300	232,011
Kyokuto Kaihatsu Kogyo Co. Ltd. (b)	16,100	298,604
Kyorin Pharmaceutical Co. Ltd.	28,400	298,068
Kyoritsu Maintenance Co. Ltd. (b)	27,700	675,792
Kyosan Electric Manufacturing Co. Ltd.	13,500	45,983
Lacto Japan Co. Ltd.	7,400	189,041
LaSalle Logiport REIT	235	226,304
LEC, Inc.	15,000	121,707
Leopalace21 Corp.	139,220	599,500
Life Corp.	10,900	166,920
Lifedrink Co., Inc.	24,500	359,244
Lifenet Insurance Co. (a) (b)	55,500	876,427
Lintec Corp.	15,100	309,119
M&A Capital Partners Co. Ltd.	8,400	175,042
M&A Research Institute Holdings, Inc. (a) (b)	11,400	97,706

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Maeda Kosen Co. Ltd.	14,300	$188,000
Makino Milling Machine Co. Ltd.	13,448	1,071,595
Mandom Corp.	16,100	156,826
Mani, Inc.	11,200	95,760
Mars Group Holdings Corp.	13,500	269,916
Marudai Food Co. Ltd.	33,131	412,403
Maruha Nichiro Corp.	26,002	548,680
Maruichi Steel Tube Ltd.	8,900	214,729
Marusan Securities Co. Ltd. (b)	61,338	378,784
Matsuya Co. Ltd. (b)	28,200	197,768
Max Co. Ltd.	19,500	628,423
Maxell Ltd.	25,500	335,598
MCJ Co. Ltd.	38,800	350,273
MEC Co. Ltd. (b)	14,700	274,776
Media Do Co. Ltd.	4,300	51,649
Medical Data Vision Co. Ltd.	61,300	171,875
Medinet Co. Ltd. (a) (b)	527,900	149,842
Medley, Inc. (a) (b)	9,300	204,742
Megachips Corp.	12,819	473,907
Megmilk Snow Brand Co. Ltd.	18,500	349,649
Meidensha Corp.	25,949	977,276
Meiko Electronics Co. Ltd. (b)	12,467	586,906
Meiko Network Japan Co. Ltd.	26,700	137,525
Meisei Industrial Co. Ltd.	28,700	298,037
MEITEC Group Holdings, Inc.	28,000	615,653
Menicon Co. Ltd. (b)	47,400	367,203
Micronics Japan Co. Ltd. (b)	7,600	284,648
Mie Kotsu Group Holdings, Inc.	47,400	164,076
Milbon Co. Ltd.	11,300	189,474
Mirai Corp. REIT	1,166	356,795
Mirait One Corp.	39,601	695,817
Miroku Jyoho Service Co. Ltd.	9,600	119,232
Mitsubishi Estate Logistics REIT Investment Corp.	859	707,681
Mitsubishi Kakoki Kaisha Ltd.	49,500	689,494
Mitsubishi Logisnext Co. Ltd. (b)	13,500	183,932
Mitsubishi Pencil Co. Ltd. (b)	26,500	373,710
Mitsubishi Research Institute, Inc.	6,900	218,782
Mitsubishi Shokuhin Co. Ltd.	8,000	350,583
Mitsuboshi Belting Ltd. (b)	13,600	323,417
Mitsui DM Sugar Co. Ltd. (b)	23,900	506,310
Mitsui E&S Co. Ltd. (b)	32,100	633,355
Mitsui Fudosan Logistics Park, Inc. REIT	566	409,478
Mitsui High-Tec, Inc. (b)	46,600	228,411
Mitsui Matsushima Holdings Co. Ltd. (b)	8,400	293,676
Mitsui Mining & Smelting Co. Ltd.	28,331	988,334
Mitsui-Soko Holdings Co. Ltd. (b)	37,500	1,021,583
MIXI, Inc.	22,900	551,712
Miyaji Engineering Group, Inc.	10,400	135,431
Miyazaki Bank Ltd.	4,180	106,493
Mizuho Leasing Co. Ltd.	48,900	362,235
Mizuno Corp.	23,400	430,270
Mochida Pharmaceutical Co. Ltd.	15,300	314,061
Modec, Inc. (b)	27,200	1,165,620
Security Description	Shares	Value
Monex Group, Inc.	86,107	$422,651
Money Forward, Inc. (a)	24,200	821,773
Monogatari Corp. (b)	13,100	354,606
Mori Hills REIT Investment Corp.	221	204,713
Mori Trust Reit, Inc.	1,280	611,444
Morinaga & Co. Ltd.	15,300	251,566
Morinaga Milk Industry Co. Ltd.	38,600	865,023
Morita Holdings Corp.	21,100	314,648
MOS Food Services, Inc.	13,500	346,741
m-up Holdings, Inc.	15,000	215,272
Musashi Seimitsu Industry Co. Ltd.	27,600	586,604
Musashino Bank Ltd.	9,580	216,544
Nachi-Fujikoshi Corp.	13,500	288,795
Nagaileben Co. Ltd.	13,500	200,568
Nagano Keiki Co. Ltd. (b)	24,000	330,146
Nakanishi, Inc.	9,000	118,135
Namura Shipbuilding Co. Ltd.	21,200	461,587
Nankai Electric Railway Co. Ltd.	15,800	238,458
NANO MRNA Co. Ltd. (a) (b)	84,800	82,778
Nanto Bank Ltd.	9,400	267,140
Neturen Co. Ltd.	53,883	406,235
Nextage Co. Ltd. (b)	29,540	357,069
NexTone, Inc. (a)	4,200	62,253
Nichiban Co. Ltd.	9,400	125,923
Nichicon Corp.	38,500	316,913
Nichiha Corp.	16,200	333,544
Nichireki Group Co. Ltd. (b)	9,600	160,238
Nihon M&A Center Holdings, Inc.	176,200	892,192
Nihon Nohyaku Co. Ltd. (b)	32,100	186,895
Nihon Parkerizing Co. Ltd.	52,900	465,844
Nihon Tokushu Toryo Co. Ltd.	9,600	132,191
Nihon Trim Co. Ltd.	1,500	45,121
Nikkiso Co. Ltd.	63,140	560,827
Nikkon Holdings Co. Ltd.	111,176	2,469,894
Nippn Corp.	5,000	73,696
Nippon Carbide Industries Co., Inc.	15,400	196,918
Nippon Carbon Co. Ltd. (b)	13,571	383,797
Nippon Ceramic Co. Ltd.	9,500	184,548
Nippon Chemical Industrial Co. Ltd.	8,100	114,060
Nippon Coke & Engineering Co. Ltd. (a)	353,872	203,340
Nippon Densetsu Kogyo Co. Ltd.	23,500	417,792
Nippon Gas Co. Ltd.	56,200	1,031,439
Nippon Kayaku Co. Ltd.	44,500	398,958
Nippon Light Metal Holdings Co. Ltd.	31,990	360,772
Nippon Paper Industries Co. Ltd.	41,500	298,224
Nippon Parking Development Co. Ltd.	234,591	428,759
NIPPON REIT Investment Corp. (b)	1,511	924,728
Nippon Road Co. Ltd.	23,500	408,031
Nippon Sheet Glass Co. Ltd. (a)	42,000	131,427
Nippon Shinyaku Co. Ltd.	14,700	320,165
Nippon Shokubai Co. Ltd. (b)	26,300	299,333

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Nippon Signal Co. Ltd.	29,600	$220,906
Nippon Soda Co. Ltd.	28,100	590,422
Nippon Thompson Co. Ltd.	51,100	188,912
Nippon Yakin Kogyo Co. Ltd.	8,600	236,962
Nipro Corp. (b)	44,200	390,608
Nishimatsu Construction Co. Ltd.	27,583	916,601
Nishimatsuya Chain Co. Ltd. (b)	23,553	341,119
Nishi-Nippon Financial Holdings, Inc.	73,300	1,099,157
Nishio Holdings Co. Ltd.	13,700	381,754
Nissan Shatai Co. Ltd. (b)	21,500	161,051
Nissei ASB Machine Co. Ltd.	4,700	190,675
Nissha Co. Ltd.	23,700	221,503
Nisshin Oillio Group Ltd.	11,900	402,447
Nisshinbo Holdings, Inc. (b)	69,100	441,882
Nissin Corp.	9,600	537,672
Nissui Corp.	141,354	856,961
Nitta Corp. (b)	9,500	253,868
Nittetsu Mining Co. Ltd. (b)	6,400	329,648
Nitto Boseki Co. Ltd. (b)	17,430	733,666
Nitto Kogyo Corp.	21,600	465,811
Nittoku Co. Ltd. (b)	9,400	117,789
Noevir Holdings Co. Ltd.	4,000	119,907
Nohmi Bosai Ltd.	16,700	422,573
Nojima Corp.	17,100	372,910
Nomura Co. Ltd.	41,800	266,812
Nomura Micro Science Co. Ltd. (b)	9,100	162,224
Noritake Co. Ltd.	13,100	331,479
Noritsu Koki Co. Ltd. (b)	28,200	298,507
Noritz Corp. (b)	14,200	181,770
North Pacific Bank Ltd. (b)	143,400	573,818
NPR-RIKEN Corp.	10,500	170,681
NS United Kaiun Kaisha Ltd. (b)	10,000	270,691
NSD Co. Ltd.	37,206	919,557
NTN Corp.	195,900	308,813
NTT UD REIT Investment Corp.	1,165	1,032,365
Nxera Pharma Co. Ltd. (a) (b)	32,100	200,674
Obara Group, Inc.	8,900	220,890
Ogaki Kyoritsu Bank Ltd.	10,000	173,284
Ohara, Inc.	9,300	70,501
Ohsho Food Service Corp. (b)	19,300	508,405
Oiles Corp. (b)	13,500	193,091
Oisix ra daichi, Inc. (a)	10,900	130,850
Oita Bank Ltd.	15,380	425,906
Okabe Co. Ltd. (b)	17,700	101,829
Okamoto Industries, Inc.	6,360	212,007
Okamura Corp.	52,468	806,390
Okasan Securities Group, Inc. (b)	84,782	394,430
Oki Electric Industry Co. Ltd.	47,100	524,982
Okinawa Electric Power Co., Inc.	36,977	232,698
Okinawa Financial Group, Inc.	22,600	477,206
OKUMA Corp.	26,400	670,761
Okumura Corp. (b)	16,800	500,703
Okuwa Co. Ltd.	3,900	25,623
One REIT, Inc.	151	269,081
Open Up Group, Inc. (b)	38,977	461,156
Security Description	Shares	Value
Optex Group Co. Ltd. (b)	16,800	$202,724
Optorun Co. Ltd.	13,500	152,622
Oriental Shiraishi Corp.	90,700	231,075
Osaka Organic Chemical Industry Ltd.	20,300	365,399
Osaka Soda Co. Ltd. (b)	49,700	618,304
Osaka Steel Co. Ltd.	6,400	125,036
OSAKA Titanium Technologies Co. Ltd. (b)	17,900	183,282
Osaki Electric Co. Ltd.	16,000	106,227
OSG Corp.	26,600	313,245
Oyo Corp.	18,300	381,976
Pacific Industrial Co. Ltd.	28,700	268,234
Pacific Metals Co. Ltd.	7,399	89,641
Pack Corp. (b)	28,200	214,753
PAL GROUP Holdings Co. Ltd. (b)	17,300	431,766
PALTAC Corp.	4,900	136,981
Paramount Bed Holdings Co. Ltd.	22,100	392,291
Park24 Co. Ltd.	46,400	594,275
Pasona Group, Inc. (b)	9,600	148,740
Penta-Ocean Construction Co. Ltd.	142,253	889,986
Pharma Foods International Co. Ltd.	9,500	54,786
Pigeon Corp. (b)	51,100	619,801
PILLAR Corp.	14,100	378,746
Pilot Corp. (b)	12,200	344,433
Piolax, Inc. (b)	15,300	188,542
PKSHA Technology, Inc. (a) (b)	9,500	231,836
Plus Alpha Consulting Co. Ltd.	19,200	298,411
Pole To Win Holdings, Inc.	16,600	42,406
Press Kogyo Co. Ltd.	205,710	776,157
Prestige International, Inc.	52,100	217,857
Prima Meat Packers Ltd.	13,800	216,585
Procrea Holdings, Inc.	5,930	58,789
Qol Holdings Co. Ltd.	9,600	123,219
Raito Kogyo Co. Ltd.	35,814	709,858
Raiznext Corp.	28,700	356,453
Raksul, Inc.	23,000	177,860
RaQualia Pharma, Inc. (a) (b)	17,400	66,013
Relo Group, Inc.	28,200	333,551
Rengo Co. Ltd.	35,100	189,879
RENOVA, Inc. (a)	46,800	210,599
ReproCELL, Inc. (a)	40,800	47,736
Resorttrust, Inc.	90,048	1,097,819
Restar Corp.	9,600	169,742
Retail Partners Co. Ltd.	9,600	94,043
Rheon Automatic Machinery Co. Ltd.	9,600	82,545
Ricoh Leasing Co. Ltd.	7,700	273,467
Riken Keiki Co. Ltd.	26,436	553,629
Riken Technos Corp.	46,900	356,186
Riken Vitamin Co. Ltd.	9,600	181,639
Ringer Hut Co. Ltd.	13,500	206,643
Riso Kagaku Corp.	17,500	134,238
Rock Field Co. Ltd. (b)	13,500	145,613

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Round One Corp.	123,300	$1,256,517
Royal Holdings Co. Ltd. (b)	13,500	245,990
RS Technologies Co. Ltd.	9,400	206,618
Ryobi Ltd.	16,400	243,539
Ryoyo Ryosan Holdings, Inc.	12,473	229,262
S Foods, Inc.	13,500	244,681
Sac's Bar Holdings, Inc.	29,100	162,176
Sagami Holdings Corp.	21,500	256,312
Saizeriya Co. Ltd. (b)	13,700	474,229
Sakai Chemical Industry Co. Ltd.	26,953	496,908
Sakai Moving Service Co. Ltd.	8,400	154,514
Sakata INX Corp.	22,300	300,586
Sakata Seed Corp.	15,100	366,406
Sakura Internet, Inc.	8,700	271,339
Sala Corp. (b)	37,100	246,571
San-A Co. Ltd.	20,000	408,737
San-Ai Obbli Co. Ltd.	37,400	469,944
SanBio Co. Ltd. (a) (b)	13,500	225,148
Sangetsu Corp.	30,300	619,866
San-In Godo Bank Ltd.	74,900	618,095
Sanken Electric Co. Ltd. (a)	10,918	609,449
Sanki Engineering Co. Ltd.	24,200	678,528
Sankyo Tateyama, Inc. (b)	27,100	121,011
Sankyu, Inc.	9,000	481,761
Sanoh Industrial Co. Ltd. (b)	38,000	167,579
Sansan, Inc. (a)	60,500	894,652
Sanyo Chemical Industries Ltd.	5,400	136,640
Sanyo Denki Co. Ltd.	5,000	333,691
Sanyo Electric Railway Co. Ltd. (b)	7,800	106,866
Sanyo Trading Co. Ltd.	26,800	269,401
Sato Corp.	26,140	373,519
Sawai Group Holdings Co. Ltd.	38,000	482,218
SBI ARUHI Corp.	13,500	74,021
Seikagaku Corp.	20,900	88,696
Seiko Group Corp.	11,800	358,219
Seiren Co. Ltd. (b)	38,012	612,634
Sekisui Jushi Corp.	13,600	185,577
Sekisui Kasei Co. Ltd.	21,500	48,970
Senko Group Holdings Co. Ltd.	44,000	598,262
Senshu Ikeda Holdings, Inc.	130,960	517,693
Septeni Holdings Co. Ltd.	18,300	53,591
Seria Co. Ltd.	17,100	317,861
Shibaura Machine Co. Ltd.	9,300	204,742
Shibaura Mechatronics Corp.	3,400	256,568
Shibuya Corp. (b)	13,500	301,412
SHIFT, Inc. (a)	74,400	900,351
Shiga Bank Ltd. (b)	26,900	1,078,272
Shikoku Bank Ltd.	24,000	184,596
Shikoku Electric Power Co., Inc. (b)	89,200	745,675
Shikoku Kasei Holdings Corp. (b)	22,500	305,151
Shima Seiki Manufacturing Ltd. (b)	19,745	126,033
Shimadaya Corp.	4,000	51,037
Shinagawa Refractories Co. Ltd.	28,200	323,887
Shin-Etsu Polymer Co. Ltd.	21,100	253,589
Shinmaywa Industries Ltd.	26,000	291,239
Security Description	Shares	Value
Ship Healthcare Holdings, Inc.	9,400	$126,281
Shizuoka Gas Co. Ltd.	26,700	197,785
Shochiku Co. Ltd. (b)	12,593	1,182,188
Shoei Co. Ltd. (b)	16,900	203,579
Shoei Foods Corp. (b)	7,200	195,895
Siix Corp.	20,000	161,446
Simplex Holdings, Inc.	9,500	256,828
Sinfonia Technology Co. Ltd.	20,180	1,363,542
Sinko Industries Ltd.	41,400	343,364
Sintokogio Ltd.	31,000	185,427
SKY Perfect JSAT Holdings, Inc.	52,900	529,568
SMS Co. Ltd.	22,400	230,056
Sodick Co. Ltd.	24,400	166,895
Solasto Corp.	43,000	124,137
Sotetsu Holdings, Inc.	35,800	562,361
Sourcenext Corp. (a) (b)	21,100	25,271
S-Pool, Inc.	25,700	60,849
St. Marc Holdings Co. Ltd. (b)	9,400	151,694
Star Asia Investment Corp. REIT	2,159	854,961
Star Micronics Co. Ltd. (b)	18,500	215,937
Starts Corp., Inc.	23,700	747,368
Starts Proceed Investment Corp. REIT	207	254,370
Starzen Co. Ltd.	28,200	215,143
Stella Chemifa Corp.	7,200	196,144
StemRIM, Inc. (a) (b)	17,900	38,416
Studio Alice Co. Ltd.	9,900	146,672
Sumida Corp.	17,600	117,947
Sumiseki Holdings, Inc.	12,100	51,518
Sumitomo Densetsu Co. Ltd.	14,400	615,099
Sumitomo Mitsui Construction Co. Ltd. (b)	71,560	295,266
Sumitomo Osaka Cement Co. Ltd.	18,279	478,725
Sumitomo Pharma Co. Ltd. (a)	99,200	666,850
Sumitomo Seika Chemicals Co. Ltd. (b)	2,400	72,110
Sumitomo Warehouse Co. Ltd.	37,926	779,026
Sun Corp.	5,300	206,210
Sun Frontier Fudousan Co. Ltd.	19,600	281,560
Sun-Wa Technos Corp. (b)	19,300	325,352
Suruga Bank Ltd. (b)	103,600	963,954
SWCC Corp.	16,700	871,737
SymBio Pharmaceuticals Ltd. (a) (b)	22,900	27,744
Syuppin Co. Ltd.	19,300	150,985
T Hasegawa Co. Ltd.	11,500	234,068
Tachi-S Co. Ltd.	18,800	224,384
Tadano Ltd.	61,700	410,750
Taihei Dengyo Kaisha Ltd.	12,500	464,710
Taiho Kogyo Co. Ltd.	21,600	84,938
Taikisha Ltd.	19,500	348,434
Taiko Pharmaceutical Co. Ltd. (a) (b)	32,100	68,669
Taiyo Holdings Co. Ltd.	17,700	865,118
Takamatsu Construction Group Co. Ltd.	7,900	160,412
Takaoka Toko Co. Ltd.	1,900	30,675

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Takara Bio, Inc. (b)	20,000	$111,323
Takara Holdings, Inc. (b)	66,000	547,392
Takara Standard Co. Ltd.	27,900	469,362
Takasago International Corp.	21,500	1,038,942
Takeuchi Manufacturing Co. Ltd. (b)	20,400	661,664
Takuma Co. Ltd.	32,100	455,127
Tamron Co. Ltd. (b)	75,600	457,960
Tamura Corp. (b)	46,000	152,542
Tanseisha Co. Ltd.	21,900	201,648
Tayca Corp.	9,600	85,868
TechMatrix Corp.	24,500	383,499
Teijin Ltd.	40,400	326,679
Teikoku Electric Manufacturing Co. Ltd.	3,600	80,875
Teikoku Sen-I Co. Ltd.	13,500	253,560
TerraSky Co. Ltd. (a)	3,000	61,248
TKC Corp.	17,500	511,267
TKP Corp. (a) (b)	17,300	214,626
Toa Corp. (e)	17,800	125,202
Toa Corp. (b) (e)	30,600	320,522
TOA ROAD Corp.	60,900	630,313
Toagosei Co. Ltd. (b)	118,488	1,146,367
TOBISHIMA HOLDINGS, Inc.	9,510	120,484
TOC Co. Ltd.	66,960	309,199
Tocalo Co. Ltd.	28,700	378,110
Toei Co. Ltd. (b)	4,700	170,176
Toho Bank Ltd.	90,000	206,238
Toho Titanium Co. Ltd.	22,000	199,065
Tokai Carbon Co. Ltd. (b)	117,500	828,507
TOKAI Holdings Corp.	41,400	284,895
Tokai Rika Co. Ltd.	17,800	273,818
Tokai Tokyo Financial Holdings, Inc.	109,100	373,876
Tokushu Tokai Paper Co. Ltd.	5,100	135,404
Tokuyama Corp.	17,800	371,663
Tokyo Kiraboshi Financial Group, Inc.	9,400	395,666
Tokyo Steel Manufacturing Co. Ltd. (b)	47,175	494,138
Tokyotokeiba Co. Ltd.	8,900	294,212
Tokyu Construction Co. Ltd.	32,100	234,897
Tokyu REIT, Inc.	613	826,698
Tomoe Engineering Co. Ltd.	8,400	83,102
TOMONY Holdings, Inc.	85,280	318,815
Topcon Corp.	48,878	1,105,165
Topre Corp.	23,300	308,742
Topy Industries Ltd.	20,798	326,127
Torex Semiconductor Ltd.	17,600	164,492
Tosei REIT Investment Corp. (b)	193	180,647
Totetsu Kogyo Co. Ltd.	9,600	256,873
Towa Bank Ltd.	26,700	128,283
Towa Corp.	11,200	156,239
Towa Pharmaceutical Co. Ltd.	9,400	194,644
Toyo Construction Co. Ltd.	32,100	318,455
Toyo Corp.	5,668	58,585
Security Description	Shares	Value
Toyo Gosei Co. Ltd. (b)	2,000	$67,154
Toyo Kanetsu KK	7,500	205,615
Toyo Tanso Co. Ltd. (b)	8,300	281,273
Toyobo Co. Ltd.	42,778	271,870
TPR Co. Ltd. (b)	15,400	207,899
Transcosmos, Inc.	9,600	232,614
TRE Holdings Corp. (b)	38,539	365,259
Tri Chemical Laboratories, Inc. (b)	24,595	566,156
Trusco Nakayama Corp.	20,800	297,359
TS Tech Co. Ltd.	22,100	258,799
TSI Holdings Co. Ltd. (b)	66,000	519,976
Tsubaki Nakashima Co. Ltd.	25,700	59,426
Tsubakimoto Chain Co.	50,400	627,012
Tsuburaya Fields Holdings, Inc.	11,800	169,838
Tsugami Corp.	32,100	412,903
Tsukishima Holdings Co. Ltd.	26,000	383,219
Tsukuba Bank Ltd.	99,000	159,694
Tsurumi Manufacturing Co. Ltd.	13,500	340,199
UACJ Corp.	21,700	793,215
UBE Corp. (b)	17,300	270,917
Uchida Yoko Co. Ltd.	6,800	451,466
Union Tool Co. (b)	7,200	274,651
Unipres Corp.	16,500	109,661
United Arrows Ltd.	9,500	140,746
United Super Markets Holdings, Inc.	29,900	188,990
UNITED, Inc. (b)	9,700	38,546
Unitika Ltd. (a)	6,400	7,754
Universal Entertainment Corp. (a) (b)	13,500	90,751
Ushio, Inc.	12,900	160,039
UT Group Co. Ltd.	29,800	508,340
V Technology Co. Ltd.	3,872	82,295
Valor Holdings Co. Ltd.	28,600	499,156
Valqua Ltd. (b)	10,476	222,654
ValueCommerce Co. Ltd. (b)	13,500	72,806
Vector, Inc.	16,500	124,625
Vision, Inc. (b)	14,200	113,053
Vital KSK Holdings, Inc.	26,800	224,872
VT Holdings Co. Ltd.	74,900	244,749
Wacoal Holdings Corp. (b)	7,000	240,804
Wacom Co. Ltd.	67,600	321,047
Wakachiku Construction Co. Ltd.	3,800	107,861
Wakita & Co. Ltd.	13,500	157,762
Warabeya Nichiyo Holdings Co. Ltd. (b)	13,500	225,615
Watahan & Co. Ltd.	21,000	237,267
WATAMI Co. Ltd.	14,900	105,732
WDB Holdings Co. Ltd.	7,500	87,905
West Holdings Corp.	14,000	161,279
World Co. Ltd.	9,400	167,507
World Holdings Co. Ltd.	9,000	141,749
W-Scope Corp. (a) (b)	18,800	33,189
YAKUODO Holdings Co. Ltd.	7,700	123,673
YAMABIKO Corp. (b)	21,100	310,266
Yamae Group Holdings Co. Ltd.	9,400	153,516

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Yamagata Bank Ltd. (b)	15,600	$161,675
Yamaichi Electronics Co. Ltd.	14,900	275,729
YA-MAN Ltd.	9,500	55,706
Yamanashi Chuo Bank Ltd.	21,000	368,839
Yamashin-Filter Corp.	28,300	125,586
Yamazen Corp.	46,700	404,780
Yellow Hat Ltd.	35,400	377,417
Yodogawa Steel Works Ltd.	86,000	682,308
Yokogawa Bridge Holdings Corp.	17,000	297,525
Yokowo Co. Ltd.	19,100	178,643
Yondoshi Holdings, Inc.	9,500	114,241
Yonex Co. Ltd.	24,600	493,890
Yorozu Corp.	9,500	60,902
Yoshinoya Holdings Co. Ltd.	28,200	611,265
Yuasa Trading Co. Ltd.	9,400	293,170
Yurtec Corp.	28,400	416,430
Zacros Corp.	7,500	195,230
Zenrin Co. Ltd.	42,165	299,792
Zeon Corp.	38,100	386,289
ZERIA Pharmaceutical Co. Ltd.	21,000	303,126
ZIGExN Co. Ltd.	32,100	107,782
Zojirushi Corp.	22,400	207,337
		265,299,553
LUXEMBOURG — 0.0% *
B&S Group SARL (d)	18,304	125,909
MALAYSIA — 0.0% *
Frencken Group Ltd. (b)	197,500	192,282
MALTA — 0.0% *
Kambi Group PLC (a)	11,233	160,886
MEXICO — 0.0% *
Borr Drilling Ltd. (a) (b)	140,964	257,964
NETHERLANDS — 1.2%
Alfen NV (a) (b) (d)	27,513	335,880
AMG Critical Materials NV	20,828	532,987
Basic-Fit NV (a) (b) (d)	9,424	285,851
Brunel International NV (b)	16,799	176,490
Corbion NV	25,935	554,990
Flow Traders Ltd. (a)	17,449	564,498
ForFarmers NV	9,518	44,635
Koninklijke BAM Groep NV	122,244	1,084,113
Koninklijke Heijmans NV	24,908	1,606,641
Newamsterdam Pharma Co. NV (a) (b)	22,374	405,193
NSI NV REIT	15,510	434,223
Pharming Group NV (a) (b)	369,277	394,680
Pharvaris NV (a) (b)	6,956	122,426
PostNL NV (b)	205,829	223,008
Sligro Food Group NV	6,590	111,548
TKH Group NV (b)	3,425	156,314
TomTom NV (a) (b)	42,778	248,664
Van Lanschot Kempen NV (b)	18,291	1,172,310
		8,454,451
NEW ZEALAND — 0.2%
Air New Zealand Ltd.	258,223	91,701
Security Description	Shares	Value
Fletcher Building Ltd. (a)	367,693	$645,071
Oceania Healthcare Ltd. (a) (b)	146,093	59,420
SKYCITY Entertainment Group Ltd. (a) (b)	327,799	187,051
Summerset Group Holdings Ltd. (b)	82,327	562,237
		1,545,480
NIGERIA — 0.0% *
IHS Holding Ltd. (a)	14,963	83,194
NORWAY — 1.5%
Aker Carbon Capture ASA	239,030	8,002
Avance Gas Holding Ltd. (d)	27,754	3,017
Bluenord ASA	2,084	101,629
Bonheur ASA	4,179	94,567
BW Offshore Ltd.	104,192	311,453
Crayon Group Holding ASA (a) (d)	62,645	892,656
DNO ASA	196,011	249,089
DOF Group ASA	31,319	275,133
Elkem ASA (d)	87,054	203,878
Elmera Group ASA (d)	58,609	204,732
Europris ASA (d)	82,210	693,769
FLEX LNG Ltd.	21,930	486,505
Grieg Seafood ASA (a)	27,214	203,439
Hexagon Composites ASA (a)	52,039	93,282
Hexagon Purus ASA (a)	61,565	13,810
Kitron ASA	168,171	1,040,298
LINK Mobility Group Holding ASA (a)	113,842	325,674
MPC Container Ships ASA	203,272	320,786
NEL ASA (a)	789,842	196,217
Norwegian Air Shuttle ASA	237,590	342,661
Nykode Therapeutics ASA	151,466	27,750
Odfjell Drilling Ltd.	28,915	190,582
Opera Ltd. ADR (b)	15,716	297,032
Pexip Holding ASA	34,631	201,906
PhotoCure ASA (a)	14,287	76,378
Protector Forsikring ASA	54,697	2,318,746
SFL Corp. Ltd. (b)	60,930	507,547
SpareBank 1 Nord Norge	37,613	546,668
		10,227,206
PERU — 0.1%
Hochschild Mining PLC	195,711	685,500
PORTUGAL — 0.3%
Altri SGPS SA (b)	117,026	668,996
Mota-Engil SGPS SA (b)	37,979	171,104
REN - Redes Energeticas Nacionais SGPS SA	300,371	1,066,586
		1,906,686
SINGAPORE — 1.0%
AEM Holdings Ltd. (a)	178,024	209,662
AIMS APAC REIT	381,604	395,491
CapitaLand China Trust REIT (b)	902,134	499,356
Capitaland India Trust	427,400	352,350
CDL Hospitality Trusts REIT (b)	671,680	413,982

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Digital Core REIT Management Pte. Ltd.	242,200	$128,366
ESR-REIT	130,441	251,941
Ezion Holdings Ltd. (a) (c)	4,945,500	—
Ezra Holdings Ltd. (a) (b) (c)	1,331,411	—
Far East Hospitality Trust REIT	421,800	187,113
Hyflux Ltd. (a) (b) (c)	33,300	—
iFAST Corp. Ltd. (b)	66,700	345,637
IGG, Inc.	424,000	237,656
Keppel Pacific Oak U.S. REIT (a)	417,900	91,938
Lendlease Global Commercial REIT (b)	1,637,597	668,591
Manulife U.S. Real Estate Investment Trust (a)	2,826,055	192,172
Midas Holdings Ltd. (a) (b) (c)	1,078,700	—
Nanofilm Technologies International Ltd. (b)	223,700	113,286
Parkway Life Real Estate Investment Trust	45,400	146,147
Prestige Biopharm Ltd. (a)	11,056	120,423
Prime U.S. REIT	448,370	72,188
Raffles Medical Group Ltd.	487,674	380,980
Sheng Siong Group Ltd.	518,400	761,126
Singapore Post Ltd. (b)	951,900	455,901
Starhill Global REIT	994,301	398,142
Swiber Holdings Ltd. (a) (b) (c)	200,200	—
Technics Oil & Gas Ltd. (a) (c)	1,254	—
UMS Integration Ltd. (b)	496,792	518,771
		6,941,219
SOUTH AFRICA — 0.1%
Great Basin Gold Ltd. (a) (c)	266,255	—
Scatec ASA (a) (d)	54,374	499,965
		499,965
SOUTH KOREA — 10.7%
ABLBio, Inc. (a)	14,732	733,544
Advanced Nano Products Co. Ltd.	3,512	130,373
Advanced Process Systems Corp.	7,631	96,123
Ahnlab, Inc.	2,764	139,879
Air Busan Co. Ltd. (a)	26,965	42,857
Amorepacific Holdings Corp.	7,974	187,592
Ananti, Inc. (a)	20,363	156,615
APAM Corp. (a) (c)	6,724	—
APR Corp. (a)	7,658	874,973
Aprogen, Inc. (a)	83,681	40,923
AptaBio Therapeutics, Inc. (a)	12,735	81,623
Asiana Airlines, Inc. (a)	14,936	107,018
BGF Co. Ltd.	32,279	99,855
BGF retail Co. Ltd.	1,732	155,285
BH Co. Ltd.	15,758	143,382
Binex Co. Ltd. (a)	15,336	182,950
Binggrae Co. Ltd.	3,898	245,502
Bioneer Corp. (a)	9,259	98,792
BNC Korea Co. Ltd. (a)	20,245	77,404
Boditech Med, Inc.	9,912	102,014
Boryung	25,888	157,868
Security Description	Shares	Value
BSJ Holdings, Inc. (a)	33,459	$2,479
Bukwang Pharmaceutical Co. Ltd. (a)	19,219	52,263
Cafe24 Corp. (a)	12,583	450,791
Chabiotech Co. Ltd. (a)	34,972	278,822
Cheryong Electric Co. Ltd.	3,338	107,837
Chong Kun Dang Pharmaceutical Corp.	5,004	307,374
CJ CGV Co. Ltd. (a)	48,364	181,688
CJ ENM Co. Ltd. (a)	2,639	146,459
CJ Logistics Corp.	4,306	278,856
CMG Pharmaceutical Co. Ltd. (a)	54,271	79,862
CNK International Co. Ltd. (a) (c)	16,071	—
Com2uS Holdings Corp. (a)	1,809	38,737
Com2uSCorp	6,461	198,435
Cosmax, Inc.	5,383	1,114,811
Cosmecca Korea Co. Ltd.	2,767	123,014
Cosmochemical Co. Ltd. (a)	14,315	156,663
Creative & Innovative System (a)	25,970	133,545
Cuckoo Homesys Co. Ltd.	6,357	121,054
Daea TI Co. Ltd. (a)	32,237	126,598
Daeduck Electronics Co. Ltd.	27,678	355,204
Daejoo Electronic Materials Co. Ltd.	5,042	267,492
Daesang Corp.	16,220	263,202
Daewon Pharmaceutical Co. Ltd.	11,804	115,801
Daewoong Co. Ltd.	20,266	346,126
Daewoong Pharmaceutical Co. Ltd.	3,830	408,654
Daishin Securities Co. Ltd. Preference Shares	57,681	842,820
Danal Co. Ltd. (a)	23,144	97,062
Daou Technology, Inc.	18,159	460,837
Dasan Networks, Inc. (a)	10,166	22,748
Dawonsys Co. Ltd. (a)	22,567	146,144
DB HiTek Co. Ltd.	26,808	929,619
Dentium Co. Ltd.	5,109	233,569
Devsisters Co. Ltd. (a)	4,398	141,755
DI Dong Il Corp.	6,857	196,626
DIO Corp. (a)	5,441	72,528
DL Holdings Co. Ltd.	7,974	270,606
DMS Co. Ltd.	42,351	198,638
Dong-A Socio Holdings Co. Ltd.	4,256	353,195
Dong-A ST Co. Ltd.	4,656	162,663
Dongjin Semichem Co. Ltd.	20,768	503,196
DongKook Pharmaceutical Co. Ltd.	15,618	200,780
Dongkuk CM Co. Ltd.	9,391	43,698
Dongkuk Steel Mill Co. Ltd.	15,218	105,994
Dongsuh Cos., Inc.	24,938	524,777
Dongsung Finetec Co. Ltd.	9,181	178,572
Dongwha Enterprise Co. Ltd. (a)	6,741	42,256
Dongwha Pharm Co. Ltd.	29,621	147,929
Dongwon F&B Co. Ltd.	2,145	66,753
Doosan Fuel Cell Co. Ltd. (a)	10,276	170,937
Doosan Tesna, Inc.	5,833	113,237
DoubleUGames Co. Ltd.	7,538	318,924

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Douzone Bizon Co. Ltd.	6,838	$342,001
Dreamtech Co. Ltd.	33,699	149,318
Duk San Neolux Co. Ltd. (a)	4,873	128,360
E Investment&Development Co. Ltd. (a) (c)	54,672	28,195
Echo Marketing, Inc.	52,412	357,672
Eco&Dream Co. Ltd. (a)	7,903	120,630
Ecopro HN Co. Ltd.	5,073	92,657
E-MART, Inc.	8,946	566,085
EM-Tech Co. Ltd. (a)	14,179	104,220
ENF Technology Co. Ltd.	20,683	593,088
Enplus Co. Ltd. (a)	36,484	13,814
Enzychem Lifesciences Corp. (a)	25,490	20,058
Eo Technics Co. Ltd.	6,945	865,552
Eoflow Co. Ltd. (a)	15,898	17,552
Eone Diagnomics Genome Center Co. Ltd. (a)	191,563	58,905
E-TRON Co. Ltd. (a) (c)	400,758	40,236
Eubiologics Co. Ltd. (a)	13,588	121,825
Eugene Corp.	46,505	121,121
Eugene Investment & Securities Co. Ltd.	108,056	287,034
Eugene Technology Co. Ltd.	4,080	118,204
F&F Co. Ltd.	3,596	210,495
Fadu, Inc. (a)	11,438	114,668
Fine M-Tec Co. Ltd. (a)	11,458	55,779
Foosung Co. Ltd. (a)	40,753	142,829
FutureChem Co. Ltd. (a)	8,798	99,088
GC Cell Corp. (a)	6,060	90,927
GemVax & Kael Co. Ltd. (a)	12,393	564,737
GeneOne Life Science, Inc. (a)	51,455	97,793
Genexine, Inc. (a)	20,167	70,755
Genome & Co. (a)	17,904	35,686
Genomictree, Inc. (a)	9,138	83,282
GI Innovation, Inc. (a)	28,006	430,590
GOLFZON Co. Ltd.	2,034	100,826
Gradiant Corp.	6,348	66,885
Grand Korea Leisure Co. Ltd.	14,779	165,683
Gravity Co. Ltd. ADR (a)	1,253	79,804
Green Cross Holdings Corp.	14,124	168,178
GS Engineering & Construction Corp.	37,912	582,894
GS P&L Co. Ltd. (a)	1,638	43,754
GS Retail Co. Ltd.	6,809	84,003
G-SMATT GLOBAL Co. Ltd. (a) (c)	4,929	—
HAESUNG DS Co. Ltd.	15,363	319,873
Hana Tour Service, Inc.	5,340	216,829
Hanall Biopharma Co. Ltd. (a)	15,193	272,992
Hancom, Inc.	10,642	240,896
Handsome Co. Ltd.	11,161	139,264
Hanil Cement Co. Ltd.	10,860	149,751
Hanjin Shipping Co. Ltd. (a) (c)	1,732	—
Hanjin Transportation Co. Ltd.	5,080	74,529
Hankook & Co. Co. Ltd.	14,092	200,479
Hanmi Science Co. Ltd.	6,503	215,867
Hanon Systems (a)	56,962	130,840
Security Description	Shares	Value
Hansae Co. Ltd.	11,207	$86,610
Hansol Chemical Co. Ltd.	3,699	470,597
Hansol Paper Co. Ltd.	24,541	159,109
Hanwha Engine (a)	19,885	419,182
Hanwha General Insurance Co. Ltd. (a)	44,278	188,975
Hanwha Investment & Securities Co. Ltd. (a)	85,001	416,313
Hanwha Vision Co. Ltd. (a)	10,939	406,889
Harim Holdings Co. Ltd.	62,558	443,598
HD Hyundai Construction Equipment Co. Ltd.	7,137	401,906
HD Hyundai Infracore Co. Ltd.	48,499	454,229
HDC Holdings Co. Ltd.	15,221	265,037
HDC Hyundai Development Co-Engineering & Construction	14,244	236,943
Helixmith Co. Ltd. (a)	23,093	51,419
HFR, Inc. (a)	4,431	61,100
HK inno N Corp.	12,097	383,633
HL Holdings Corp.	2,923	87,716
HL Mando Co. Ltd.	8,468	206,116
HLB Global Co. Ltd. (a)	30,090	58,526
Hlb Pharma Ceutical Co. Ltd. (a)	12,046	153,610
HLB Therapeutics Co. Ltd. (a)	29,368	104,015
Homecast Co. Ltd. (a)	22,120	36,222
Hotel Shilla Co. Ltd. (a)	5,746	220,116
HPSP Co. Ltd.	14,973	307,870
HS Hyosung Advanced Materials Corp.	2,931	452,811
HS Industries Co. Ltd.	34,701	120,204
Humasis Co. Ltd. (a)	56,279	59,840
Humedix Co. Ltd.	1,359	57,397
Huons Co. Ltd.	4,509	92,712
Huons Global Co. Ltd.	2,758	90,837
Hyosung Chemical Corp. (a)	1,903	54,851
Hyosung TNC Corp.	2,695	499,222
HYULIM A-TECH Co. Ltd. (a)	13,383	5,424
Hyundai Bioland Co. Ltd.	27,477	102,408
Hyundai Bioscience Co. Ltd. (a)	23,123	151,286
HYUNDAI Corp.	2,770	59,521
Hyundai Department Store Co. Ltd.	4,090	229,108
Hyundai Elevator Co. Ltd.	9,990	636,589
Hyundai GF Holdings	23,176	153,866
Hyundai Green Food	11,888	153,004
Hyundai Home Shopping Network Corp.	1,891	79,165
Il Dong Pharmaceutical Co. Ltd. (a)	9,120	84,943
Iljin Diamond Co. Ltd.	3,202	30,891
Iljin Electric Co. Ltd.	9,504	290,134
Ilyang Pharmaceutical Co. Ltd.	8,283	84,143
iM Financial Group Co. Ltd.	94,123	876,649
InBody Co. Ltd.	8,437	149,098
Innocean Worldwide, Inc.	11,297	165,990
InnoWireless Co. Ltd.	5,472	87,173
Innox Advanced Materials Co. Ltd.	5,984	100,428

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Inscobee, Inc. (a)	57,140	$62,492
Insun ENT Co. Ltd. (a)	37,966	153,597
Intellian Technologies, Inc.	3,472	128,888
Interojo Co. Ltd.	5,153	62,962
iNtRON Biotechnology, Inc.	15,835	42,591
IS Dongseo Co. Ltd.	6,083	94,878
ISC Co. Ltd.	2,003	88,752
ISU Specialty Chemical (a)	8,535	267,825
Jahwa Electronics Co. Ltd. (a)	23,181	266,231
Jeju Air Co. Ltd. (a)	20,506	107,271
Jenax, Inc. (a) (c)	1,564	—
JETEMA Co. Ltd. (a)	14,479	73,275
Jin Air Co. Ltd. (a)	21,859	149,495
Joongang Advanced Materials Co. Ltd. (a)	26,949	41,434
Jusung Engineering Co. Ltd.	15,667	360,448
JW Pharmaceutical Corp.	6,786	112,631
JYP Entertainment Corp.	14,128	777,794
KC Co. Ltd.	6,215	108,680
KEPCO Plant Service & Engineering Co. Ltd.	14,773	657,867
KG Dongbusteel	21,902	99,318
KG Eco Solution Co. Ltd.	12,846	57,110
Kginicis Co. Ltd.	15,916	127,484
KH FEELUX Co. Ltd. (a)	13,755	13,514
KH Vatec Co. Ltd.	8,157	63,462
KINX, Inc.	4,709	341,940
KMW Co. Ltd. (a)	14,799	142,222
Koh Young Technology, Inc.	23,312	277,236
Kolmar BNH Co. Ltd.	28,126	301,767
Kolmar Korea Co. Ltd.	8,928	660,206
Kolon Industries, Inc.	9,121	297,703
KoMiCo Ltd.	2,429	130,125
Komipharm International Co. Ltd. (a)	18,149	73,693
KONA I Co. Ltd.	6,501	293,836
Korea Electric Terminal Co. Ltd.	5,862	283,197
Korea Electronic Power Industrial Development Co. Ltd.	22,916	244,170
Korea Line Corp. (a)	90,447	109,105
Korea Petrochemical Ind Co. Ltd.	2,563	159,333
Korea United Pharm, Inc.	7,298	110,314
Korean Reinsurance Co.	143,249	1,086,892
Kukdo Chemical Co. Ltd.	2,673	68,726
Kuk-il Paper Manufacturing Co. Ltd. (a)	36,435	21,598
Kumho Tire Co., Inc. (a)	51,928	173,337
Kwang Dong Pharmaceutical Co. Ltd.	19,012	83,255
L&C Bio Co. Ltd.	7,521	154,644
LabGenomics Co. Ltd. (a)	23,433	41,931
Lake Materials Co. Ltd.	15,556	139,354
LB Semicon, Inc. (a)	12,257	32,559
LEMON Co. Ltd. (a)	1,684	4,947
LF Corp.	2,802	37,620
Lime Co. Ltd. (a) (c)	2,258	—
Lotte Chilsung Beverage Co. Ltd.	2,741	242,092
Security Description	Shares	Value
Lotte Energy Materials Corp. (a)	8,761	$142,165
LOTTE Fine Chemical Co. Ltd.	13,861	405,169
Lotte Tour Development Co. Ltd. (a)	21,029	276,419
Lotte Wellfood Co. Ltd.	1,895	162,176
LS Materials Ltd. (a)	17,338	141,314
Lunit, Inc. (a)	9,415	401,826
LX International Corp.	23,176	534,923
LX Semicon Co. Ltd.	4,938	236,728
Macrogen, Inc.	7,919	88,367
Maeil Dairies Co. Ltd.	960	26,675
Magnachip Semiconductor Corp. (a)	23,208	92,368
Mcnex Co. Ltd.	4,782	96,023
Medipost Co. Ltd. (a)	13,469	134,730
MedPacto, Inc. (a)	19,791	53,452
Medytox, Inc.	2,802	369,351
Meerecompany, Inc. (a)	479	5,934
MegaStudyEdu Co. Ltd.	4,711	175,231
Mezzion Pharma Co. Ltd. (a)	9,590	270,376
Misto Holdings Corp.	25,843	684,564
Miwon Commercial Co. Ltd.	937	113,792
Modetour Network, Inc.	7,860	71,635
Myoung Shin Industrial Co. Ltd.	12,307	74,776
Namhae Chemical Corp.	20,200	117,195
Namsun Aluminum Co. Ltd. (a)	38,369	34,286
Naturecell Co. Ltd. (a)	28,720	592,659
Neowiz (a)	9,325	174,118
NEPES Corp. (a)	10,021	85,835
NEXTIN, Inc.	3,460	129,981
NHN Corp.	16,030	348,607
NHN KCP Corp.	13,842	112,512
NICE Holdings Co. Ltd.	5,672	53,122
NICE Information Service Co. Ltd.	26,906	325,759
NKMax Co. Ltd. (a) (c)	39,090	14,627
NongShim Co. Ltd.	997	290,324
OCI Holdings Co. Ltd.	2,691	145,158
OliX Pharmaceuticals, Inc. (a)	4,981	128,437
OQP Bio, Inc. (a) (c)	33,459	—
Orion Holdings Corp.	12,467	203,226
Oscotec, Inc. (a)	12,340	261,960
Otoki Corp.	1,235	360,544
Pan Ocean Co. Ltd.	72,550	199,706
Paradise Co. Ltd.	24,888	281,594
Park Systems Corp.	1,912	404,472
Partron Co. Ltd.	7,893	37,254
People & Technology, Inc.	8,461	194,034
Peptron, Inc. (a)	9,222	1,286,679
PharmaResearch Co. Ltd.	2,841	1,038,851
Pharmicell Co. Ltd.	37,740	371,360
PI Advanced Materials Co. Ltd.	8,801	117,121
POLUS BioPharm, Inc. (a) (c)	21,662	—
Poongsan Corp.	13,681	1,304,642
Posco M-Tech Co. Ltd.	21,591	183,658
Power Logics Co. Ltd. (a)	16,094	54,974
Prestige Biologics Co. Ltd. (a)	13,457	36,395

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
PSK, Inc.	20,741	$297,683
RAPHAS Co. Ltd. (a)	4,079	48,872
Reyon Pharmaceutical Co. Ltd. (a)	3,690	32,181
RFHIC Corp.	4,830	97,523
S&S Tech Corp.	4,396	130,942
Sam-A Aluminum Co. Ltd.	4,183	54,581
Sambu Engineering & Construction Co. Ltd. (a)	76,746	19,732
Samjin Pharmaceutical Co. Ltd.	10,055	140,141
Samsung Pharmaceutical Co. Ltd. (a)	45,904	58,264
Samwha Capacitor Co. Ltd.	3,689	70,932
Samyang Holdings Corp.	3,942	254,699
Sang-A Frontec Co. Ltd.	3,901	53,763
SD Biosensor, Inc.	40,029	309,649
SeAH Besteel Holdings Corp.	7,010	170,887
Sebang Global Battery Co. Ltd.	2,296	116,705
Seegene, Inc.	15,185	372,424
Seobu T&D	16,671	108,949
Seojin System Co. Ltd. (a)	44,733	701,025
Seoul Semiconductor Co. Ltd. (a)	23,482	120,925
SFA Engineering Corp.	19,348	337,615
SFA Semicon Co. Ltd. (a)	31,358	73,190
SGC Energy Co. Ltd.	4,701	85,514
Shin Poong Pharmaceutical Co. Ltd. (a)	14,029	159,354
Shinsegae International, Inc.	6,486	59,352
Shinsung Delta Tech Co. Ltd.	6,342	324,713
Shinsung E&G Co. Ltd. (a)	202,575	219,746
SIMMTECH Co. Ltd.	7,843	140,054
SK Chemicals Co. Ltd.	3,829	204,274
SK Discovery Co. Ltd.	3,886	169,019
SK Eternix Co. Ltd. (a)	12,713	222,779
SK IE Technology Co. Ltd. (a) (d)	17,812	355,026
SK Networks Co. Ltd.	74,615	247,685
SK oceanplant Co. Ltd. (a)	9,577	135,537
SK Securities Co. Ltd.	303,372	152,855
SL Corp.	6,518	150,924
SM Entertainment Co. Ltd.	5,081	530,840
Solid, Inc.	17,076	91,226
SOLUM Co. Ltd. (a)	14,528	171,158
Solus Advanced Materials Co. Ltd.	17,352	104,271
Songwon Industrial Co. Ltd.	15,051	138,287
Soop Co. Ltd.	4,955	334,837
Soulbrain Co. Ltd.	883	117,768
Soulbrain Holdings Co. Ltd.	4,203	127,062
ST Pharm Co. Ltd.	7,817	445,991
STIC Investments, Inc.	14,376	115,681
Sungshin Cement Co. Ltd.	14,983	103,025
Synopex, Inc. (a)	35,081	195,212
Taekwang Industrial Co. Ltd.	381	276,377
Taesung Co. Ltd. (a)	3,777	75,702
Taihan Electric Wire Co. Ltd. (a)	82,319	1,051,556
TCC Steel	9,922	118,291
TechWing, Inc.	32,897	812,919
Theragen Etex Co. Ltd. (a)	19,436	42,844
Security Description	Shares	Value
TKG Huchems Co. Ltd.	20,648	$257,029
Tokai Carbon Korea Co. Ltd.	1,613	128,361
Toptec Co. Ltd.	10,212	30,872
Tovis Co. Ltd.	7,951	91,022
TSE Co. Ltd.	2,779	81,336
TY Holdings Co. Ltd. (a)	24,835	67,902
UBCare Co. Ltd.	25,651	73,840
Unid Co. Ltd.	3,306	223,405
Union Semiconductor Equipment & Materials Co. Ltd.	49,927	226,403
Unison Co. Ltd. (a)	130,992	158,402
UTI, Inc. (a)	4,652	85,140
Value Added Technology Co. Ltd.	3,925	61,946
Vaxcell-Bio Therapeutics Co. Ltd. (a)	9,443	67,170
Voronoi, Inc. (a)	4,262	345,798
VT Co. Ltd. (a)	9,704	253,817
Vuno, Inc. (a)	6,115	96,283
Webzen, Inc.	11,217	122,177
Wellbiotec Co. Ltd. (a)	54,639	22,065
Wemade Co. Ltd. (a)	9,033	228,904
Whanin Pharmaceutical Co. Ltd.	9,355	85,121
WiSoL Co. Ltd.	6,556	31,041
Won Tech Co. Ltd.	39,033	331,156
Wonik Holdings Co. Ltd. (a)	100,246	406,302
WONIK IPS Co. Ltd.	16,440	322,198
Woojeon Co. Ltd. (a) (c)	76	—
Woori Technology Investment Co. Ltd. (a)	70,570	459,625
Woori Technology, Inc. (a)	94,380	349,659
Wysiwyg Studios Co. Ltd. (a)	52,638	40,329
YG Entertainment, Inc.	5,658	399,112
Young Poong Corp.	5,777	183,849
Youngone Corp.	4,855	227,353
Yuanta Securities Korea Co. Ltd.	73,982	202,552
Yungjin Pharmaceutical Co. Ltd. (a)	53,441	87,709
Zinus, Inc.	4,892	61,694
		75,677,148
SPAIN — 1.0%
Abengoa SA Class B (a) (c)	12,105,124	—
Aedas Homes SA (d)	12,414	354,104
Amper SA (a)	1,012,142	191,047
Atresmedia Corp. de Medios de Comunicacion SA (b)	50,116	304,144
Audax Renovables SA (a) (b)	77,936	140,155
Befesa SA (d)	15,996	519,745
Construcciones y Auxiliar de Ferrocarriles SA (b)	11,228	614,846
Ence Energia y Celulosa SA (b)	53,074	180,922
Ercros SA	61,759	215,312
Faes Farma SA	196,220	1,049,166
Global Dominion Access SA (b) (d)	41,517	152,783
Let's GOWEX SA (a) (b) (c)	9,561	—
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (b)	116,178	184,380

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Melia Hotels International SA (b)	35,956	$300,091
Neinor Homes SA (b) (d)	23,580	460,031
Obrascon Huarte Lain SA (a) (b)	171,018	60,325
Pharma Mar SA (a) (b)	6,074	566,832
Prosegur Cash SA (d)	202,565	194,029
Solaria Energia y Medio Ambiente SA (a)	20,858	240,826
Talgo SA (a) (b) (d)	38,294	133,056
Tecnicas Reunidas SA (a)	39,428	907,138
Tubacex SA (b)	79,640	392,171
		7,161,103
SWEDEN — 4.7%
AcadeMedia AB (d)	50,165	438,465
AddLife AB Class B	47,162	933,798
Addnode Group AB (b)	49,106	570,904
AFRY AB (b)	40,627	673,536
Alimak Group AB (d)	39,125	597,729
Alleima AB	92,011	721,672
Ambea AB (d)	25,755	304,561
AQ Group AB	11,122	210,994
Arjo AB Class B	111,853	397,396
Attendo AB (d)	47,345	314,958
Betsson AB Class B	61,130	1,282,201
BHG Group AB (a)	42,344	103,168
BICO Group AB (a)	36,796	138,529
BioArctic AB (a) (b) (d)	13,719	257,238
BioGaia AB Class B	51,838	577,646
Biotage AB	38,747	581,790
Bonava AB Class B (a)	175,360	236,257
BoneSupport Holding AB (a) (d)	21,687	637,157
Boozt AB (a) (b) (d)	19,410	161,607
Bravida Holding AB (d)	94,324	941,716
Bufab AB	109,033	1,004,595
Byggmax Group AB	30,479	162,782
Cellavision AB (b)	16,372	312,309
Cibus Nordic Real Estate AB publ (b)	42,579	835,461
Cint Group AB (a)	107,940	88,682
Clas Ohlson AB Class B	26,121	886,377
Cloetta AB Class B	106,701	381,107
Coor Service Management Holding AB (b) (d)	42,347	184,044
Creades AB Class A	19,242	151,426
Dios Fastigheter AB	67,404	489,772
Duni AB	16,353	160,091
Dustin Group AB (a) (b) (d)	167,039	41,644
Dynavox Group AB (a)	38,353	449,915
Electrolux Professional AB Class B (b)	79,624	559,767
Eolus Vind AB Class B (b)	10,564	60,632
Fagerhult Group AB (b)	34,796	154,440
G5 Entertainment AB (b)	3,364	38,474
GARO AB (a) (b)	29,883	62,711
Genovis AB (a)	36,306	100,952
Granges AB	49,341	627,997
Hansa Biopharma AB (a) (b)	29,641	81,486
Security Description	Shares	Value
Hexatronic Group AB (a) (b)	70,373	$183,494
Hoist Finance AB (d)	71,169	623,543
Humana AB	12,713	49,356
Instalco AB (b)	131,215	334,564
INVISIO AB	16,835	631,507
Inwido AB	30,008	661,849
JM AB (b)	21,473	341,796
KNOW IT AB (b)	22,000	295,014
Lindab International AB (b)	33,598	691,321
MEKO AB (b)	14,297	161,416
Mildef Group AB	9,373	195,025
MIPS AB	10,268	477,501
Modern Times Group MTG AB Class B (a)	48,259	607,643
NCAB Group AB (a)	115,530	573,383
NCC AB Class B	38,847	719,027
New Wave Group AB Class B (b)	85,309	1,112,640
Nobia AB (a) (b)	204,764	92,559
Nolato AB Class B	82,510	501,273
Note AB	16,686	314,622
NP3 Fastigheter AB (b)	17,698	501,391
Ovzon AB (a)	28,154	137,219
OW Bunker AS (a) (c)	983	—
Paradox Interactive AB (b)	4,115	82,037
Platzer Fastigheter Holding AB Class B	40,440	339,037
PowerCell Sweden AB (a) (b)	33,456	87,621
Ratos AB Class B	92,723	390,335
RaySearch Laboratories AB (b)	3,250	114,240
Re:NewCell AB (a) (b)	21,307	11,849
Rvrc Holding AB	16,844	77,306
Samhallsbyggnadsbolaget i Norden AB (a) (b)	949,208	563,923
Scandi Standard AB	28,107	284,892
Scandic Hotels Group AB (d)	21,270	183,789
Sdiptech AB Class B (a) (b)	13,075	291,946
Sedana Medical AB (a) (b)	46,177	53,588
SkiStar AB (b)	20,920	339,579
Smart Eye AB (a)	10,454	69,654
Stillfront Group AB (a)	214,076	153,082
Storskogen Group AB Class B	585,974	693,855
Storytel AB	24,203	238,084
Surgical Science Sweden AB (a) (b)	28,497	457,787
Svolder AB Class B (b)	52,895	306,922
SwedenCare AB (b)	40,465	184,059
Troax Group AB	14,328	215,888
Truecaller AB Class B	52,562	370,069
Verve Group SE (a)	21,014	61,959
Vestum AB (a) (b)	80,954	84,348
Viaplay Group AB (a) (b)	964,183	73,145
Vitec Software Group AB Class B (b)	15,816	791,929
VNV Global AB (a) (b)	61,465	109,897
Xvivo Perfusion AB (a)	11,315	335,755
		33,088,704

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
SWITZERLAND — 1.2%
Arbonia AG (b)	19,606	$130,789
Aryzta AG (a)	10,742	1,091,069
Ascom Holding AG	38,373	173,787
Autoneum Holding AG	1,706	297,478
Basilea Pharmaceutica Ag Allschwil (a)	3,429	202,251
Bystronic AG (b)	270	130,590
Coltene Holding AG (b)	2,191	186,345
DocMorris AG (a) (b)	39,027	312,559
Forbo Holding AG (b)	245	253,618
Gurit Holding AG Class BR (a) (b)	2,250	49,127
Huber & Suhner AG	7,410	824,781
Implenia AG	7,927	552,699
Intershop Holding AG	1,789	319,143
Komax Holding AG (a) (b)	3,130	380,633
Kongsberg Automotive ASA (a)	940,178	155,524
Kuros Biosciences AG (a) (b)	9,488	324,452
Leonteq AG (b)	3,506	84,479
Medmix AG (b) (d)	13,128	199,229
Meyer Burger Technology AG (a)	168	159
Mobilezone Holding AG (b)	21,033	302,283
Orior AG (a) (b)	6,313	101,833
Rieter Holding AG (b)	1,414	120,972
Schweiter Technologies AG (b)	323	152,979
Sensirion Holding AG (a) (d)	3,877	411,566
u-blox Holding AG (a) (b)	2,605	325,625
Valiant Holding AG	6,355	964,427
Vetropack Holding AG	5,768	231,517
Zehnder Group AG	2,747	231,217
		8,511,131
TANZANIA, UNITED REPUBLIC OF — 0.1%
Helios Towers PLC (a)	290,765	484,515
THAILAND — 0.0% *
Valeura Energy, Inc. (a)	38,997	204,916
UNITED KINGDOM — 7.3%
4imprint Group PLC	13,568	680,500
abrdn Property Income Trust Ltd. REIT	305,023	22,571
AG Barr PLC	58,116	547,918
Alpha Group International PLC	12,139	529,814
Alphawave IP Group PLC (a) (b)	161,999	386,716
AO World PLC (a)	153,960	204,228
Ashmore Group PLC	55,741	119,542
ASOS PLC (a) (b)	25,253	104,854
Assura PLC REIT	856,362	589,691
Aston Martin Lagonda Global Holdings PLC (a) (b) (d)	157,037	172,156
Auction Technology Group PLC (a) (b)	41,417	258,522
Autolus Therapeutics PLC ADR (a) (b)	68,317	155,763
Avon Technologies PLC	15,884	420,096
Bicycle Therapeutics PLC ADR (a)	24,947	173,382
Bodycote PLC	80,818	647,327
Security Description	Shares	Value
Breedon Group PLC	30,882	$163,352
Bytes Technology Group PLC	101,352	711,799
Capita PLC (a) (b)	49,108	224,429
Capricorn Energy PLC (a)	64,882	204,495
Card Factory PLC	191,920	238,276
Chemring Group PLC	96,981	750,873
Clarkson PLC	14,525	649,876
Close Brothers Group PLC (a) (b)	47,897	242,589
CLS Holdings PLC REIT	144,286	138,603
CMC Markets PLC (d)	102,217	352,984
Compass Pathways PLC ADR (a) (b)	24,111	67,511
Costain Group PLC	302,026	613,372
Crest Nicholson Holdings PLC	118,162	302,311
Currys PLC (a)	460,641	768,218
Custodian Property Income REIT PLC	117,237	125,472
DiscoverIE Group PLC	56,507	504,872
Domino's Pizza Group PLC	71,333	251,611
Dowlais Group PLC	226,946	207,123
Ecora Resources PLC	167,714	144,101
Elementis PLC	251,859	552,216
Empiric Student Property PLC REIT (b)	532,835	750,615
Endava PLC ADR (a) (b)	18,148	278,027
EnQuest PLC	680,780	118,479
Essentra PLC (b)	140,795	206,444
Evoke PLC (a) (b)	125,002	107,745
FDM Group Holdings PLC	57,361	167,821
Firstgroup PLC	310,832	982,237
Forterra PLC (d)	187,365	505,808
Funding Circle Holdings PLC (a) (b) (d)	83,944	147,702
Future PLC	41,475	414,329
GB Group PLC	75,775	245,577
Genius Sports Ltd. (a) (b)	128,373	1,335,079
Genuit Group PLC	103,439	557,777
Genus PLC	22,596	633,222
Global Ship Lease, Inc. Class A	7,081	186,301
Great Portland Estates PLC REIT	171,122	840,671
Gym Group PLC (a) (d)	152,486	317,618
Halfords Group PLC	82,247	174,696
Hammerson PLC REIT	331,171	1,356,922
Helical PLC REIT	68,837	216,961
Hilton Food Group PLC	50,693	601,585
Hollywood Bowl Group PLC	71,499	246,906
Hunting PLC	65,705	271,017
Ibstock PLC (d)	198,060	396,803
Immunocore Holdings PLC ADR (a) (b)	27,736	870,356
Impax Asset Management Group PLC	28,722	73,129
Indivior PLC (a)	50,288	747,007
IntegraFin Holdings PLC	152,731	682,301
IP Group PLC (a)	450,259	320,846
J D Wetherspoon PLC	74,005	785,441
John Wood Group PLC (a) (b)	331,977	83,888

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Johnston Press PLC (a) (c)	358	$—
Jupiter Fund Management PLC	246,837	338,253
Just Group PLC	448,305	813,379
Kainos Group PLC	34,352	350,468
Keller Group PLC	51,265	1,027,069
Kier Group PLC	172,194	493,169
Lancashire Holdings Ltd.	122,224	963,065
Launchmycareer Holdings PLC (a) (c)	399,295	41,038
Lb-shell PLC (a) (c)	571	—
LondonMetric Property PLC REIT	74,899	208,355
Luceco PLC (b) (d)	91,063	186,683
Marex Group PLC	15,848	625,521
Marshalls PLC	95,950	353,695
Marston's PLC (a)	518,781	296,805
Mears Group PLC	27,276	144,651
Mereo Biopharma Group PLC ADR (a) (b)	44,942	121,793
Mobico Group PLC (a) (b)	343,446	138,839
Molten Ventures PLC (a)	57,015	249,705
MONY Group PLC	258,474	783,490
Moonpig Group PLC	108,448	334,376
Morgan Advanced Materials PLC	164,120	494,784
Morgan Sindall Group PLC	21,301	1,335,434
NCC Group PLC (b)	184,781	367,161
On the Beach Group PLC (d)	71,479	289,446
Oxford Biomedica PLC (a) (b)	32,098	139,214
Oxford Instruments PLC	20,039	520,650
Oxford Nanopore Technologies PLC (a) (b)	238,621	447,655
Pagegroup PLC	136,460	498,536
PayPoint PLC	30,857	358,153
Petrofac Ltd. (a) (b)	182,525	9,942
Pets at Home Group PLC	132,957	477,358
Picton Property Income Ltd. REIT	370,152	407,819
Premier Foods PLC	354,137	967,671
Primary Health Properties PLC REIT (b)	261,491	354,392
PZ Cussons PLC (b)	184,673	187,269
Raspberry PI Holdings PLC (a) (b)	55,346	346,149
Reach PLC	124,945	125,332
Regional REIT Ltd. (b) (d)	67,882	112,743
S4 Capital PLC (b)	159,688	55,582
Sabre Insurance Group PLC (d)	111,049	224,916
Schroder Real Estate Investment Trust Ltd.	535,357	397,625
Senior PLC	384,784	970,211
SIG PLC (a) (b)	313,458	66,666
Silence Therapeutics PLC ADR (a) (b)	7,708	44,706
Social Housing Reit PLC (d)	223,522	216,250
Spire Healthcare Group PLC (d)	126,608	388,634
Spirent Communications PLC (a)	73,647	196,798
SSP Group PLC	170,517	402,610
SThree PLC	41,825	140,135
Supermarket Income REIT PLC	813,586	946,547
Synthomer PLC (a) (b)	88,593	132,815
Security Description	Shares	Value
Telecom Plus PLC	15,203	$402,502
THG PLC (a) (b)	312,548	138,255
Trainline PLC (a) (d)	185,096	706,658
Treatt PLC	18,959	67,419
Trustpilot Group PLC (a) (d)	134,114	445,122
TT Electronics PLC	48,501	74,439
Vanquis Banking Group PLC (a)	164,486	226,756
Vesuvius PLC	91,135	490,056
Victrex PLC	41,233	438,468
Volution Group PLC	86,883	703,645
Watches of Switzerland Group PLC (a) (d)	98,895	555,635
Workspace Group PLC REIT	65,785	379,074
XPS Pensions Group PLC	91,510	480,912
Zigup PLC	101,796	495,211
		51,548,182
UNITED STATES — 1.5%
Access Bio, Inc. KDR (a)	18,866	75,347
Adaptimmune Therapeutics PLC ADR (a)	140,209	33,608
Bitdeer Technologies Group Class A (a) (b)	39,238	450,452
Centessa Pharmaceuticals PLC ADR (a) (b)	45,912	603,284
Civeo Corp. (b)	7,668	177,054
DHT Holdings, Inc.	58,282	630,028
Diversified Energy Co. PLC (b)	28,333	420,875
Dole PLC	23,800	332,962
Energy Fuels, Inc. (a) (b)	82,096	473,503
Ferroglobe PLC (a) (c) (e)	19,857	—
Ferroglobe PLC (e)	75,421	276,795
Fiverr International Ltd. (a) (b)	23,373	685,530
Hecla Mining Co.	7,571	45,350
IMAX Corp. (a) (b)	32,466	907,749
Inmode Ltd. (a)	45,222	653,006
MDA Space Ltd. (a)	49,159	1,264,912
MeiraGTx Holdings PLC (a) (b)	17,240	112,405
Navigator Holdings Ltd.	8,836	125,029
Nordic American Tankers Ltd. (b)	91,322	240,177
Oatly Group AB ADR (a) (b)	8,196	97,287
Pagaya Technologies Ltd. Class A (a) (b)	28,016	597,301
Paysafe Ltd. (a) (b)	11,201	141,357
PolyPeptide Group AG (a) (b) (d)	5,612	142,063
PureTech Health PLC (a) (b)	77,146	131,723
REC Silicon ASA (a)	284,734	71,636
Riskified Ltd. Class A (a)	91,174	454,958
Sims Ltd.	18,971	190,717
Stratasys Ltd. (a)	29,053	333,238
UroGen Pharma Ltd. (a)	14,115	193,376
Vobile Group Ltd. (a) (b)	702,000	287,954
Zymeworks, Inc. (a)	34,026	427,026
		10,576,702

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
VIETNAM — 0.0% *
XP Power Ltd. (a)	10,578	$134,084
TOTAL COMMON STOCKS (Cost $741,641,385)		699,217,578
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 0.0% *
GUERNSEY — 0.0% *
Cordiant Digital Infrastructure Ltd. (d) (Cost $152,568)	133,307	177,197
RIGHTS — 0.0% *
ITALY — 0.0%
Biesse SpA (expiring 07/03/25) (a) (c)	11,208	—
SOUTH KOREA — 0.0% *
Bukwang Pharmaceutical Co. Ltd. (expiring 07/09/25) (a)	6,785	2,941
TOTAL RIGHTS (Cost $0)		2,941
WARRANTS — 0.0%
AUSTRALIA — 0.0%
Talga Group Ltd. (expiring 09/13/25) 1.00% (a) (b)	20,954	—
ITALY — 0.0%
Webuild SpA (expiring 08/02/30) 1.00% (a) (b) (c)	19,800	—
TOTAL WARRANTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 8.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (f) (g)	1,084,882	1,084,882
State Street Navigator Securities Lending Portfolio II (h) (i)	60,664,685	60,664,685
TOTAL SHORT-TERM INVESTMENTS (Cost $61,749,567)		61,749,567
TOTAL INVESTMENTS — 107.6% (Cost $803,543,520)		761,147,283
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.6)%		(53,766,113)
NET ASSETS — 100.0%		$707,381,170

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the securities is $256,980, representing less than 0.05% of the Fund's net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.2% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$698,403,495	$557,103	$256,980	$699,217,578
Mutual Funds and Exchange Traded Products	177,197	—	—	177,197
Rights	—	2,941	0(a)	2,941
Warrants	—	0(b)	0(a)	0
Short-Term Investments	61,749,567	—	—	61,749,567
TOTAL INVESTMENTS	$760,330,259	$560,044	$256,980	$761,147,283
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2025.
(b)	The Fund held a Level 2 security that was valued at $0 at June 30, 2025.

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,478,097	$3,478,097	$25,273,752	$27,666,967	$—	$—	1,084,882	$1,084,882	$44,196
State Street Navigator Securities Lending Portfolio II	53,714,814	53,714,814	105,916,654	98,966,783	—	—	60,664,685	60,664,685	429,729
Total		$57,192,911	$131,190,406	$126,633,750	$—	$—		$61,749,567	$473,925
See accompanying notes to Schedule of Investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 8.7%
Centuria Industrial REIT	500,433	$1,023,231
Charter Hall Long Wale REIT	605,133	1,618,022
Charter Hall Retail REIT	485,549	1,221,906
Dexus REIT (a)	1,002,339	4,368,272
GPT Group REIT	1,784,805	5,661,213
National Storage REIT (a)	1,289,275	1,943,331
Region Group REIT (a)	1,077,045	1,552,851
Scentre Group REIT	4,851,434	11,318,620
Vicinity Ltd. REIT	3,613,668	5,849,497
Waypoint REIT Ltd. (a)	630,476	1,016,429
		35,573,372
AUSTRIA — 0.3%
CA Immobilien Anlagen AG	39,967	1,138,164
BELGIUM — 2.6%
Aedifica SA REIT (a)	44,325	3,436,639
Cofinimmo SA REIT	35,515	3,218,411
Warehouses De Pauw CVA REIT	166,292	4,040,677
		10,695,727
BRAZIL — 0.8%
Allos SA	354,425	1,475,405
Iguatemi SA	116,269	494,018
Multiplan Empreendimentos Imobiliarios SA	256,667	1,279,608
		3,249,031
CANADA — 2.8%
Boardwalk Real Estate Investment Trust	22,211	1,139,280
Canadian Apartment Properties REIT	72,822	2,370,117
Dream Industrial Real Estate Investment Trust	130,480	1,127,416
First Capital Real Estate Investment Trust	96,245	1,280,210
Granite Real Estate Investment Trust	27,828	1,410,877
H&R Real Estate Investment Trust	118,880	930,479
RioCan Real Estate Investment Trust	134,672	1,747,923
SmartCentres Real Estate Investment Trust	65,525	1,228,864
		11,235,166
FINLAND — 0.5%
Kojamo OYJ (a) (b)	170,595	2,202,781
FRANCE — 6.3%
Covivio SA REIT	49,954	3,140,090
Gecina SA REIT	48,624	5,325,308
Klepierre SA REIT	205,764	8,076,963
Unibail-Rodamco-Westfield REIT (b)	95,660	9,111,246
		25,653,607
Security Description	Shares	Value
GERMANY — 2.2%
Aroundtown SA (b)	816,871	$2,984,046
LEG Immobilien SE	69,384	6,136,984
		9,121,030
HONG KONG — 5.1%
Hang Lung Properties Ltd.	1,697,548	1,619,699
Link REIT	2,405,152	12,837,690
Swire Properties Ltd.	969,000	2,419,414
Wharf Real Estate Investment Co. Ltd.	1,443,000	4,080,841
		20,957,644
ISRAEL — 0.8%
Azrieli Group Ltd.	33,921	3,119,624
JAPAN — 28.8%
Activia Properties, Inc. REIT	1,958	1,663,239
Advance Residence Investment Corp. REIT	2,672	2,767,359
AEON REIT Investment Corp.	1,616	1,418,594
Comforia Residential REIT, Inc.	656	1,302,054
Daiwa House REIT Investment Corp.	2,139	3,605,846
Daiwa Office Investment Corp. REIT	646	1,428,897
Daiwa Securities Living Investments Corp. REIT	2,229	1,475,249
Frontier Real Estate Investment Corp. REIT (a)	2,377	1,351,045
Global One Real Estate Investment Corp. REIT	922	871,925
GLP J-Reit	4,472	4,015,497
Hoshino Resorts REIT, Inc.	542	904,303
Hulic Co. Ltd. (a)	608,190	6,115,795
Hulic Reit, Inc.	1,159	1,251,715
Industrial & Infrastructure Fund Investment Corp. REIT	2,350	1,976,704
Invincible Investment Corp. REIT (a)	7,128	3,059,545
Japan Excellent, Inc. REIT (a)	1,100	1,016,650
Japan Hotel REIT Investment Corp.	4,753	2,504,090
Japan Logistics Fund, Inc. REIT	2,558	1,655,807
Japan Metropolitan Fund Invest REIT	6,703	4,733,331
Japan Prime Realty Investment Corp. REIT (a)	3,720	2,384,797
Japan Real Estate Investment Corp. REIT	6,629	5,410,773
KDX Realty Investment Corp. REIT	3,764	4,067,710
LaSalle Logiport REIT	1,677	1,614,945
Leopalace21 Corp.	173,200	745,823
Mitsubishi Estate Logistics REIT Investment Corp.	1,397	1,150,909
Mitsui Fudosan Co. Ltd.	2,590,900	25,022,019
Mitsui Fudosan Logistics Park, Inc. REIT	3,004	2,173,270

See accompanying notes to Schedule of Investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Mori Hills REIT Investment Corp.	1,508	$1,396,867
Mori Trust Reit, Inc.	2,336	1,115,885
Nippon Accommodations Fund, Inc. REIT	2,332	1,900,214
Nippon Building Fund, Inc. REIT (a)	7,923	7,289,741
Nippon Prologis REIT, Inc.	6,748	3,718,653
NIPPON REIT Investment Corp. (a)	1,635	1,000,616
Nomura Real Estate Master Fund, Inc. REIT	4,027	4,103,807
NTT UD REIT Investment Corp.	1,358	1,203,392
Orix JREIT, Inc.	2,573	3,345,283
Sekisui House Reit, Inc.	4,087	2,147,553
Tokyu REIT, Inc.	860	1,159,805
United Urban Investment Corp. REIT	2,856	3,066,673
		117,136,380
MEXICO — 2.3%
Corp. Inmobiliaria Vesta SAB de CV (a)	817,791	2,232,346
Fibra Uno Administracion SA de CV REIT	2,595,602	3,561,190
Prologis Property Mexico SA de CV REIT	942,916	3,539,679
		9,333,215
ROMANIA — 1.1%
NEPI Rockcastle NV	561,615	4,264,750
SAUDI ARABIA — 0.3%
Arabian Centres Co. (c)	203,784	1,054,645
SINGAPORE — 10.0%
CapitaLand Ascendas REIT	3,279,789	6,901,295
CapitaLand Ascott Trust REIT	2,365,998	1,644,022
CapitaLand Integrated Commercial Trust REIT	5,246,131	8,938,173
CapitaLand Investment Ltd. (a)	2,133,703	4,439,456
Frasers Centrepoint Trust REIT	1,255,652	2,247,781
Frasers Logistics & Commercial Trust REIT (a)	2,743,900	1,841,977
Keppel DC REIT	1,703,958	3,117,200
Keppel REIT	2,225,953	1,546,711
Mapletree Industrial Trust REIT	1,940,887	3,108,711
Mapletree Logistics Trust REIT	3,165,317	2,932,575
Mapletree Pan Asia Commercial Trust REIT	2,149,071	2,126,039
Suntec Real Estate Investment Trust	2,041,076	1,810,871
		40,654,811
SOUTH AFRICA — 0.6%
Growthpoint Properties Ltd. REIT	3,184,751	2,399,596
SPAIN — 1.7%
Inmobiliaria Colonial Socimi SA REIT (a)	316,002	2,229,342
Security Description	Shares	Value
Merlin Properties Socimi SA REIT	367,729	$4,804,359
		7,033,701
SWEDEN — 4.9%
Castellum AB (a)	394,755	5,138,227
Fabege AB (a)	223,727	1,987,167
Fastighets AB Balder Class B (b)	669,528	4,935,893
Sagax AB Class B (a)	204,812	4,641,924
Samhallsbyggnadsbolaget i Norden AB (a) (b)	1,174,867	697,987
Wihlborgs Fastigheter AB	249,410	2,677,185
		20,078,383
SWITZERLAND — 4.7%
PSP Swiss Property AG	42,729	7,842,597
Swiss Prime Site AG	74,732	11,153,469
		18,996,066
THAILAND — 0.4%
Central Pattana PCL NVDR	1,247,059	1,774,183
TURKEY — 0.1%
Is Gayrimenkul Yatirim Ortakligi AS REIT (b)	446,165	197,331
UNITED KINGDOM — 14.2%
Assura PLC REIT	2,770,535	1,907,792
Big Yellow Group PLC REIT	183,451	2,544,086
British Land Co. PLC REIT	931,077	4,802,490
Derwent London PLC REIT	104,696	2,972,700
Grainger PLC	691,852	2,085,773
Hammerson PLC REIT	409,190	1,676,592
Land Securities Group PLC REIT	694,080	6,001,643
LondonMetric Property PLC REIT (a)	2,158,088	6,003,388
Primary Health Properties PLC REIT (a)	1,237,931	1,677,737
Safestore Holdings PLC REIT	202,402	1,963,719
Segro PLC REIT	1,260,542	11,739,293
Shaftesbury Capital PLC REIT	1,820,519	3,894,300
Supermarket Income REIT PLC	1,152,515	1,340,867
Tritax Big Box REIT PLC	2,311,690	4,675,706
UNITE Group PLC REIT	387,201	4,496,840
		57,782,926
TOTAL COMMON STOCKS (Cost $478,085,182)		403,652,133
PREFERRED STOCKS — 0.0% *
BRAZIL — 0.0% *
Iguatemi SA Preference Shares 1.45% (Cost $50,716)	31,598	57,895
SHORT-TERM INVESTMENTS — 5.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (d) (e)	198,001	198,001

See accompanying notes to Schedule of Investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	20,739,052	$20,739,052
TOTAL SHORT-TERM INVESTMENTS (Cost $20,937,053)		20,937,053
TOTAL INVESTMENTS — 104.3% (Cost $499,072,951)		424,647,081
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(17,441,815)
NET ASSETS — 100.0%		$407,205,266
(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$403,652,133	$—	$—	$403,652,133
Preferred Stocks	57,895	—	—	57,895
Short-Term Investments	20,937,053	—	—	20,937,053
TOTAL INVESTMENTS	$424,647,081	$—	$—	$424,647,081

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,154,557	$1,154,557	$14,327,971	$15,284,527	$—	$—	198,001	$198,001	$20,165
State Street Navigator Securities Lending Portfolio II	1,402,106	1,402,106	83,770,847	64,433,901	—	—	20,739,052	20,739,052	25,862
Total		$2,556,663	$98,098,818	$79,718,428	$—	$—		$20,937,053	$46,027
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
ARGENTINA — 0.2%
Corp. America Airports SA (a) (b)	68,075	$1,379,199
AUSTRALIA — 9.1%
Atlas Arteria Ltd. Stapled Security	2,488,690	8,301,603
Dalrymple Bay Infrastructure Ltd.	594,119	1,654,763
Qube Holdings Ltd.	4,156,348	11,658,134
Transurban Group Stapled Security	3,116,915	28,556,533
		50,171,033
BRAZIL — 0.7%
Centrais Eletricas Brasileiras SA ADR	153,879	1,143,321
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR (b)	77,721	1,707,531
Cia Energetica de Minas Gerais ADR	321,444	630,030
Ultrapar Participacoes SA ADR	147,200	482,816
		3,963,698
CAMEROON — 0.2%
Golar LNG Ltd.	21,175	872,198
CANADA — 7.1%
Enbridge, Inc. (b)	444,801	20,129,323
Keyera Corp.	46,771	1,526,699
Pembina Pipeline Corp. (b)	118,492	4,440,085
South Bow Corp.	42,267	1,095,008
TC Energy Corp.	212,135	10,335,460
Westshore Terminals Investment Corp.	75,525	1,460,685
		38,987,260
CHINA — 4.9%
Anhui Expressway Co. Ltd. Class H	938,000	1,505,580
Beijing Capital International Airport Co. Ltd. Class H (a)	4,416,000	1,665,142
CGN Power Co. Ltd. Class H (c)	1,883,000	640,460
China Gas Holdings Ltd.	449,397	419,628
China Longyuan Power Group Corp. Ltd. Class H	560,000	504,357
China Merchants Port Holdings Co. Ltd.	2,761,354	5,030,237
China Resources Gas Group Ltd.	152,200	388,740
China Resources Power Holdings Co. Ltd. (b)	324,000	781,727
COSCO SHIPPING International Hong Kong Co. Ltd.	960,000	675,057
COSCO SHIPPING Ports Ltd.	3,093,351	2,049,099
Huaneng Power International, Inc. Class H	690,000	444,764
Jiangsu Expressway Co. Ltd. Class H	2,872,000	4,053,727
Kunlun Energy Co. Ltd.	614,000	596,010
Security Description	Shares	Value
Shenzhen Expressway Corp. Ltd. Class H (a)	1,440,000	$1,256,561
Shenzhen International Holdings Ltd.	3,439,569	3,391,371
Zhejiang Expressway Co. Ltd. Class H	3,813,840	3,507,761
		26,910,221
FRANCE — 6.1%
Aeroports de Paris SA	90,690	11,326,962
Engie SA	297,498	6,958,166
Gaztransport Et Technigaz SA	6,744	1,331,545
Getlink SE	736,661	14,172,910
		33,789,583
GERMANY — 2.3%
E.ON SE	380,926	6,986,715
Fraport AG Frankfurt Airport Services Worldwide (a)	73,876	5,545,700
		12,532,415
HONG KONG — 0.4%
Hutchison Port Holdings Trust Stapled Security	11,667,500	2,030,145
ITALY — 2.7%
Enav SpA (c)	598,304	2,754,494
Enel SpA	1,310,974	12,397,267
		15,151,761
JAPAN — 1.3%
Japan Airport Terminal Co. Ltd.	218,900	6,978,673
MEXICO — 7.9%
Grupo Aeroportuario del Centro Norte SAB de CV ADR (b)	80,976	8,542,968
Grupo Aeroportuario del Pacifico SAB de CV ADR (b)	95,891	22,018,491
Grupo Aeroportuario del Sureste SAB de CV ADR	41,003	13,074,627
		43,636,086
NEW ZEALAND — 3.4%
Auckland International Airport Ltd.	3,951,946	18,580,476
SINGAPORE — 0.9%
SATS Ltd.	2,107,821	5,031,033
SPAIN — 8.6%
Aena SME SA (c)	1,068,520	28,422,021
Iberdrola SA	994,412	19,015,154
		47,437,175
SWITZERLAND — 2.3%
Flughafen Zurich AG	44,729	12,699,440
UNITED KINGDOM — 2.2%
National Grid PLC	830,055	12,074,193
UNITED STATES — 39.1%
American Electric Power Co., Inc.	90,499	9,390,176
Antero Midstream Corp.	68,029	1,289,150
Cheniere Energy, Inc.	45,808	11,155,164

See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Consolidated Edison, Inc.	58,790	$5,899,577
Constellation Energy Corp.	53,053	17,123,386
Dominion Energy, Inc.	142,515	8,054,948
DT Midstream, Inc.	20,705	2,275,687
Duke Energy Corp.	131,697	15,540,246
Entergy Corp.	72,744	6,046,481
Exelon Corp.	170,585	7,406,801
Kinder Morgan, Inc.	394,601	11,601,269
NextEra Energy, Inc.	348,937	24,223,207
ONEOK, Inc.	126,628	10,336,644
PG&E Corp.	372,189	5,188,315
Public Service Enterprise Group, Inc.	84,535	7,116,156
Sempra	107,479	8,143,684
Sky Harbour Group Corp. (a)	47,479	463,870
Southern Co.	185,886	17,069,911
Targa Resources Corp.	44,503	7,747,082
Vistra Corp.	57,745	11,191,558
WEC Energy Group, Inc.	53,890	5,615,338
Williams Cos., Inc.	248,887	15,632,592
Xcel Energy, Inc.	97,450	6,636,345
		215,147,587
TOTAL COMMON STOCKS (Cost $450,225,306)		547,372,176
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (d) (e)	688,112	688,112
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	2,993,215	$2,993,215
TOTAL SHORT-TERM INVESTMENTS (Cost $3,681,327)		3,681,327
TOTAL INVESTMENTS — 100.1% (Cost $453,906,633)		551,053,503
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(410,150)
NET ASSETS — 100.0%		$550,643,353
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.8% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$547,372,176	$—	$—	$547,372,176
Short-Term Investments	3,681,327	—	—	3,681,327
TOTAL INVESTMENTS	$551,053,503	$—	$—	$551,053,503

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,009,731	$1,009,731	$38,564,151	$38,885,770	$—	$—	688,112	$688,112	$25,430
State Street Navigator Securities Lending Portfolio II	2,528,660	2,528,660	69,698,851	69,234,296	—	—	2,993,215	2,993,215	18,070
Total		$3,538,391	$108,263,002	$108,120,066	$—	$—		$3,681,327	$43,500
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 9.1%
BHP Group Ltd.	5,407,871	$130,243,790
Fortescue Ltd.	1,977,618	19,803,371
Glencore PLC (a)	11,568,007	44,956,865
Rio Tinto Ltd. (b)	433,513	30,435,931
South32 Ltd.	5,275,519	10,060,777
Woodside Energy Group Ltd.	1,308,507	20,263,438
		255,764,172
AUSTRIA — 1.4%
Mondi PLC	2,422,639	39,489,752
BRAZIL — 6.2%
Petroleo Brasileiro SA - Petrobras ADR	1,282,173	16,039,984
Suzano SA ADR (b)	3,816,202	35,910,461
Vale SA ADR (b)	4,198,033	40,762,900
Wheaton Precious Metals Corp.	531,000	47,655,742
Yara International ASA	892,504	32,808,432
		173,177,519
CANADA — 15.1%
Agnico Eagle Mines Ltd.	590,445	70,204,322
Barrick Mining Corp. (c)	1,733,170	36,009,798
Barrick Mining Corp. (c)	288,581	6,008,256
Canadian Natural Resources Ltd. (b)	1,451,739	45,536,408
Cenovus Energy, Inc.	879,888	11,948,937
Franco-Nevada Corp.	225,470	36,942,710
Imperial Oil Ltd. (b)	108,776	8,623,956
Nutrien Ltd. (b) (c)	1,897,111	110,323,018
Nutrien Ltd. (b) (c)	363,048	21,143,916
Suncor Energy, Inc.	857,712	32,064,411
Teck Resources Ltd. Class B (b)	524,160	21,154,629
West Fraser Timber Co. Ltd. (b)	314,800	23,038,423
		422,998,784
CHILE — 0.4%
Antofagasta PLC	402,956	9,991,886
CHINA — 2.0%
China Hongqiao Group Ltd.	2,656,000	6,083,424
Wilmar International Ltd.	14,373,119	32,387,902
Zijin Mining Group Co. Ltd. Class H	6,996,000	17,868,765
		56,340,091
COLOMBIA — 0.0% *
Ecopetrol SA ADR (b)	170,004	1,504,535
CONGO — 0.2%
Ivanhoe Mines Ltd. Class A (a) (b)	837,000	6,275,200
FINLAND — 4.3%
Neste OYJ	296,853	4,014,268
Stora Enso OYJ Class R (b)	3,364,322	36,427,490
UPM-Kymmene OYJ	2,928,019	79,602,159
		120,043,917
Security Description	Shares	Value
FRANCE — 3.4%
TotalEnergies SE	1,539,201	$94,133,772
INDIA — 3.0%
Reliance Industries Ltd. GDR (d)	1,191,151	83,142,340
ISRAEL — 1.0%
ICL Group Ltd.	3,955,228	27,119,885
ITALY — 0.9%
Eni SpA	1,493,896	24,129,660
JAPAN — 1.1%
Nippon Steel Corp.	1,255,100	23,747,366
Sumitomo Metal Mining Co. Ltd.	319,300	7,869,487
		31,616,853
LUXEMBOURG — 0.6%
ArcelorMittal SA	527,841	16,648,810
MEXICO — 0.4%
Southern Copper Corp.	103,284	10,449,242
NORWAY — 0.8%
Equinor ASA	538,893	13,584,553
Norsk Hydro ASA	1,548,076	8,802,266
		22,386,819
RUSSIA — 0.0%
Gazprom PJSC ADR (a) (e)	17,193	—
LUKOIL PJSC (a) (e)	173,497	—
Polyus PJSC GDR (a) (e)	77,132	—
Rosneft Oil Co. PJSC (e)	1,071,162	—
Severstal PAO GDR (a) (e)	225,918	—
		—
SOUTH AFRICA — 2.3%
Anglo American PLC	1,379,273	40,636,841
Gold Fields Ltd. ADR	1,045,231	24,740,618
		65,377,459
SOUTH KOREA — 0.6%
POSCO Holdings, Inc. ADR (b)	347,365	16,843,729
SPAIN — 0.4%
Repsol SA (b)	797,610	11,642,568
SWEDEN — 1.9%
Boliden AB (a)	319,411	9,890,265
Svenska Cellulosa AB SCA Class B	3,259,319	42,064,996
		51,955,261
SWITZERLAND — 1.2%
SIG Group AG (b)	1,883,521	34,688,967
UNITED STATES — 42.1%
Amcor PLC	3,190,748	29,322,974
Archer-Daniels-Midland Co.	668,272	35,271,396
Avery Dennison Corp.	112,161	19,680,891
Baker Hughes Co.	294,085	11,275,219
BP PLC	11,056,857	55,409,969
Bunge Global SA	186,414	14,965,316
CF Industries Holdings, Inc.	243,009	22,356,828

See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Chevron Corp.	497,300	$71,208,387
ConocoPhillips	379,908	34,092,944
Corteva, Inc.	959,072	71,479,636
Coterra Energy, Inc.	218,689	5,550,327
Darling Ingredients, Inc. (a)	222,150	8,428,371
Devon Energy Corp.	195,058	6,204,795
Diamondback Energy, Inc.	55,548	7,632,295
EOG Resources, Inc.	167,011	19,976,186
Exxon Mobil Corp.	1,294,621	139,560,144
FMC Corp.	174,301	7,277,067
Freeport-McMoRan, Inc.	1,681,386	72,888,083
Graphic Packaging Holding Co.	418,992	8,828,161
Halliburton Co.	257,826	5,254,494
Hess Corp.	82,045	11,366,514
Ingredion, Inc.	90,032	12,210,140
International Paper Co.	736,242	34,478,213
Louisiana-Pacific Corp.	87,297	7,506,669
Marathon Petroleum Corp.	93,882	15,594,739
Mosaic Co.	443,482	16,178,223
Newmont Corp.	1,330,466	77,512,949
Nucor Corp.	274,256	35,527,122
Occidental Petroleum Corp.	200,695	8,431,197
Packaging Corp. of America	124,485	23,459,198
Phillips 66 Co.	122,609	14,627,254
Reliance, Inc.	63,218	19,844,130
Schlumberger NV	416,024	14,061,611
Scotts Miracle-Gro Co.	60,153	3,967,692
Sealed Air Corp.	203,471	6,313,705
Shell PLC	4,055,518	141,910,146
Smurfit WestRock PLC	690,423	29,791,752
Steel Dynamics, Inc.	165,390	21,171,574
Valero Energy Corp.	94,025	12,638,841
Weyerhaeuser Co. REIT	1,013,224	26,029,725
		1,179,284,877
ZAMBIA — 0.5%
First Quantum Minerals Ltd. (a)	789,064	13,988,610
TOTAL COMMON STOCKS (Cost $3,029,372,676)		2,768,994,708
SHORT-TERM INVESTMENTS — 4.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (f) (g)	12,696,229	12,696,229
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	124,170,064	$124,170,064
TOTAL SHORT-TERM INVESTMENTS (Cost $136,866,293)		136,866,293
TOTAL INVESTMENTS — 103.8% (Cost $3,166,238,969)		2,905,861,001
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(107,719,368)
NET ASSETS — 100.0%		$2,798,141,633
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.0% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector Index (long)	68	09/19/2025	$6,289,864	$6,091,440	$(198,424)
E-mini S&P 500 Material Select Sector Index (long)	41	09/19/2025	3,815,214	3,848,670	33,456
FTSE 100 Index (long)	38	09/19/2025	4,633,219	4,576,980	(56,239)
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P/TSX 60 Index (long)	21	09/18/2025	4,860,857	4,924,880	64,023
SFE S&P ASX Share Price Index 200 (long)	44	09/18/2025	6,146,266	6,154,196	7,930
					$(149,254)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,768,994,708	$—	$0(a)	$2,768,994,708
Short-Term Investments	136,866,293	—	—	136,866,293
TOTAL INVESTMENTS	$2,905,861,001	$—	$0	$2,905,861,001
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$105,409	$—	$—	$105,409
Futures Contracts - Unrealized Depreciation	(254,663)	—	—	(254,663)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(149,254)	$—	$—	$(149,254)
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2025.

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,082,691	$8,082,691	$232,805,455	$228,191,917	$—	$—	12,696,229	$12,696,229	$410,107
State Street Navigator Securities Lending Portfolio II	123,444,112	123,444,112	1,023,681,788	1,022,955,836	—	—	124,170,064	124,170,064	398,459
Total		$131,526,803	$1,256,487,243	$1,251,147,753	$—	$—		$136,866,293	$808,566
See accompanying notes to Schedule of Investments.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUSTRALIA — 0.2%
OceanaGold Corp.	83,200	$1,171,934
BRAZIL — 2.5%
Wheaton Precious Metals Corp.	159,964	14,356,315
BURKINA FASO — 0.3%
IAMGOLD Corp. (a)	201,434	1,480,676
CANADA — 23.2%
Agnico Eagle Mines Ltd.	177,333	21,085,017
Alamos Gold, Inc. Class A	148,193	3,933,712
ARC Resources Ltd.	89,470	1,882,509
Athabasca Oil Corp. (a)	78,495	324,450
B2Gold Corp.	464,639	1,675,356
Barrick Mining Corp. (b)	608,835	12,649,668
Baytex Energy Corp. (b)	101,867	182,159
Birchcliff Energy Ltd.	41,200	225,551
Cameco Corp. (b)	66,052	4,895,448
Canadian Natural Resources Ltd.	318,710	9,996,913
Capstone Copper Corp. (a) (b)	196,086	1,201,377
Cenovus Energy, Inc. (b)	193,658	2,629,888
Discovery Silver Corp. (a)	107,300	234,338
Dundee Precious Metals, Inc. (b)	61,318	983,245
Equinox Gold Corp. (a) (b)	149,368	860,412
First Majestic Silver Corp.	148,657	1,227,823
Fortuna Mining Corp. (a)	108,100	705,878
Franco-Nevada Corp.	67,835	11,114,599
Freehold Royalties Ltd. (b)	20,664	193,692
Hudbay Minerals, Inc.	139,194	1,474,059
Imperial Oil Ltd. (b)	23,906	1,895,310
K92 Mining, Inc. (a)	84,100	946,703
Kinross Gold Corp.	433,300	6,757,511
Labrador Iron Ore Royalty Corp.	22,600	470,054
Lundin Gold, Inc.	34,760	1,831,619
MEG Energy Corp. (b)	39,038	736,129
New Gold, Inc. (a)	278,800	1,383,273
NexGen Energy Ltd. (a) (b)	86,259	598,029
Novagold Resources, Inc. (a)	102,500	419,225
Nutrien Ltd. (b)	179,164	10,418,954
NuVista Energy Ltd. (a)	24,394	267,807
OR Royalties, Inc. (b)	65,826	1,688,465
Orla Mining Ltd. (a)	73,900	740,896
Pan American Silver Corp.	127,684	3,615,764
Paramount Resources Ltd. Class A	12,100	192,163
Parkland Corp.	20,852	588,654
Peyto Exploration & Development Corp. (b)	30,215	430,694
PrairieSky Royalty Ltd. (b)	36,238	627,293
Secure Waste Infrastructure Corp. (b)	27,946	318,885
Stella-Jones, Inc. (b)	20,373	1,171,914
Suncor Energy, Inc.	188,709	7,054,633
Tamarack Valley Energy Ltd. (b)	73,064	258,629
Teck Resources Ltd. Class B (b)	158,185	6,384,205
TerraVest Industries, Inc.	2,285	283,176
Security Description	Shares	Value
Topaz Energy Corp. (b)	16,531	$310,872
Torex Gold Resources, Inc. (a) (b)	30,325	987,202
Tourmaline Oil Corp. (b)	53,234	2,563,191
Vermilion Energy, Inc. (b)	23,438	170,739
Wesdome Gold Mines Ltd. (a)	52,800	734,054
West Fraser Timber Co. Ltd. (b)	21,011	1,537,676
Whitecap Resources, Inc. (b)	186,584	1,251,186
		134,110,999
CHILE — 0.5%
Lundin Mining Corp. (b)	250,887	2,632,980
CONGO — 0.3%
Ivanhoe Mines Ltd. Class A (a) (b)	252,687	1,894,458
NORWAY — 0.0% *
Seadrill Ltd. (a)	9,800	257,250
TURKEY — 0.2%
Eldorado Gold Corp. (a)	72,274	1,468,256
UNITED KINGDOM — 1.6%
Anglogold Ashanti PLC	150,841	6,873,824
TechnipFMC PLC	64,542	2,222,827
		9,096,651
UNITED STATES — 70.4%
Alcoa Corp.	91,090	2,688,066
Alpha Metallurgical Resources, Inc. (a)	3,851	433,160
Amcor PLC	835,687	7,679,964
Antero Resources Corp. (a)	44,344	1,786,176
APA Corp.	56,112	1,026,289
Archer-Daniels-Midland Co.	175,013	9,237,186
Archrock, Inc.	26,534	658,839
Avery Dennison Corp.	29,386	5,156,361
Baker Hughes Co.	150,192	5,758,361
Bunge Global SA	48,779	3,915,978
Cactus, Inc. Class A	10,071	440,304
California Resources Corp.	10,821	494,195
Carpenter Technology Corp.	17,573	4,856,826
Centrus Energy Corp. Class A (a)	2,245	411,239
CF Industries Holdings, Inc.	63,653	5,856,076
Chevron Corp.	253,464	36,293,510
Chord Energy Corp.	9,314	902,061
Civitas Resources, Inc.	13,467	370,612
Cleveland-Cliffs, Inc. (a)	170,682	1,297,183
CNX Resources Corp. (a)	22,581	760,528
Coeur Mining, Inc. (a)	225,159	1,994,909
Commercial Metals Co.	40,064	1,959,530
Comstock Resources, Inc. (a)	13,776	381,182
ConocoPhillips	193,503	17,364,959
Core Natural Resources, Inc.	7,706	537,416
Corteva, Inc.	250,783	18,690,857
Coterra Energy, Inc.	111,667	2,834,108
Crescent Energy Co. Class A	27,719	238,383
Darling Ingredients, Inc. (a)	58,135	2,205,642
Delek U.S. Holdings, Inc.	9,607	203,476
Devon Energy Corp.	99,596	3,168,149
Diamondback Energy, Inc.	28,358	3,896,389

See accompanying notes to Schedule of Investments.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
EOG Resources, Inc.	85,315	$10,204,527
EQT Corp.	90,449	5,274,986
Expand Energy Corp.	31,933	3,734,245
Exxon Mobil Corp.	520,094	56,066,133
FMC Corp.	45,611	1,904,259
Freeport-McMoRan, Inc.	506,582	21,960,330
Fresh Del Monte Produce, Inc.	12,243	396,918
Graphic Packaging Holding Co.	109,803	2,313,549
Gulfport Energy Corp. (a)	1,864	374,981
Halliburton Co.	131,676	2,683,557
Hecla Mining Co.	222,758	1,334,320
Helmerich & Payne, Inc.	15,031	227,870
Hess Corp.	41,864	5,799,839
HF Sinclair Corp.	24,268	996,929
Ingredion, Inc.	23,572	3,196,835
International Paper Co.	192,885	9,032,805
Kaiser Aluminum Corp.	5,623	449,278
Kodiak Gas Services, Inc.	5,910	202,536
Liberty Energy, Inc.	24,565	282,006
Louisiana-Pacific Corp.	22,863	1,965,989
Magnolia Oil & Gas Corp. Class A	28,992	651,740
Marathon Petroleum Corp.	47,871	7,951,852
Matador Resources Co.	17,569	838,393
Materion Corp.	7,283	578,052
Mosaic Co.	116,158	4,237,444
MP Materials Corp. (a) (b)	42,606	1,417,502
Murphy Oil Corp. (b)	20,809	468,203
Newmont Corp.	401,337	23,381,894
Noble Corp. PLC	19,943	529,487
Northern Oil & Gas, Inc. (b)	15,069	427,206
NOV, Inc.	57,727	717,547
Nucor Corp.	82,810	10,727,207
Occidental Petroleum Corp.	102,407	4,302,118
Oceaneering International, Inc. (a)	15,278	316,560
Ovintiv, Inc.	39,490	1,502,595
Packaging Corp. of America	32,639	6,150,820
Par Pacific Holdings, Inc. (a)	8,500	225,505
Patterson-UTI Energy, Inc.	53,360	316,425
PBF Energy, Inc. Class A	14,894	322,753
Peabody Energy Corp.	18,383	246,700
Permian Resources Corp.	97,006	1,321,222
Phillips 66 Co.	62,619	7,470,447
PotlatchDeltic Corp. REIT	26,183	1,004,642
Range Resources Corp.	36,599	1,488,481
Rayonier, Inc. REIT	51,395	1,139,941
Reliance, Inc.	19,107	5,997,687
Royal Gold, Inc.	23,152	4,117,352
Sable Offshore Corp. (a)	10,926	240,153
Schlumberger NV	212,438	7,180,404
Scotts Miracle-Gro Co.	15,804	1,042,432
Sealed Air Corp.	53,255	1,652,503
Sitio Royalties Corp. Class A	11,996	220,486
SM Energy Co.	17,362	429,015
Security Description	Shares	Value
Smurfit WestRock PLC	180,884	$7,805,145
Solaris Energy Infrastructure, Inc.	5,400	152,766
Sonoco Products Co.	35,984	1,567,463
Steel Dynamics, Inc.	49,909	6,388,851
Sylvamo Corp.	12,472	624,847
Texas Pacific Land Corp.	2,888	3,050,854
Tidewater, Inc. (a)	7,338	338,502
Transocean Ltd. (a) (b)	118,167	306,053
Uranium Energy Corp. (a) (b)	64,200	436,560
Valaris Ltd. (a) (b)	9,912	417,394
Valero Energy Corp.	48,045	6,458,209
Viper Energy, Inc.	19,933	760,045
Warrior Met Coal, Inc.	18,489	847,351
Weatherford International PLC	11,039	555,372
Weyerhaeuser Co. REIT	265,397	6,818,049
World Kinect Corp.	8,812	249,820
		407,291,855
ZAMBIA — 0.7%
First Quantum Minerals Ltd. (a) (b)	238,175	4,222,392
TOTAL COMMON STOCKS (Cost $551,404,550)		577,983,766
SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	1,199,709	1,199,709
State Street Navigator Securities Lending Portfolio II (e) (f)	16,195,735	16,195,735
TOTAL SHORT-TERM INVESTMENTS (Cost $17,395,444)		17,395,444
TOTAL INVESTMENTS — 102.9% (Cost $568,799,994)		595,379,210
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(16,658,632)
NET ASSETS — 100.0%		$578,720,578
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$577,983,766	$—	$—	$577,983,766
Short-Term Investments	17,395,444	—	—	17,395,444
TOTAL INVESTMENTS	$595,379,210	$—	$—	$595,379,210

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,261,954	$2,261,954	$20,251,226	$21,313,471	$—	$—	1,199,709	$1,199,709	$25,258
State Street Navigator Securities Lending Portfolio II	14,266,653	14,266,653	159,268,137	157,339,055	—	—	16,195,735	16,195,735	30,164
Total		$16,528,607	$179,519,363	$178,652,526	$—	$—		$17,395,444	$55,422
See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 4.4%
ANZ Group Holdings Ltd.	210,520	$4,023,039
Aristocrat Leisure Ltd.	22,918	978,809
BHP Group Ltd.	324,935	7,825,772
Brambles Ltd.	165,830	2,545,208
Cochlear Ltd.	2,518	495,745
Coles Group Ltd.	86,052	1,175,255
Commonwealth Bank of Australia	115,704	14,008,969
Fortescue Ltd. (a)	117,123	1,172,840
Glencore PLC (b)	680,950	2,646,383
Goodman Group REIT	98,183	2,203,147
Insurance Australia Group Ltd.	252,353	1,493,377
Macquarie Group Ltd.	30,018	4,499,645
Medibank Pvt Ltd.	197,009	652,005
National Australia Bank Ltd.	196,741	5,074,851
Northern Star Resources Ltd.	64,890	788,851
Origin Energy Ltd.	200,149	1,415,299
Pro Medicus Ltd.	3,328	621,761
QBE Insurance Group Ltd.	80,634	1,236,009
Rio Tinto Ltd. (a)	26,263	1,843,864
Rio Tinto PLC	71,901	4,182,576
Santos Ltd.	165,772	832,172
Scentre Group REIT	193,324	451,034
Sonic Healthcare Ltd.	60,279	1,058,308
South32 Ltd.	412,952	787,528
Suncorp Group Ltd.	141,804	2,008,245
Telstra Group Ltd.	292,307	927,167
Transurban Group Stapled Security	191,945	1,758,561
Vicinity Ltd. REIT	423,578	685,652
Wesfarmers Ltd.	86,052	4,779,407
Westpac Banking Corp.	246,440	5,468,541
WiseTech Global Ltd.	8,423	601,847
Woodside Energy Group Ltd. (a)	134,185	2,077,979
Woolworths Group Ltd.	108,274	2,207,484
		82,527,330
AUSTRIA — 0.2%
Erste Group Bank AG	32,008	2,716,497
OMV AG	15,950	864,624
Verbund AG	687	52,539
		3,633,660
BELGIUM — 0.5%
Ageas SA	20,914	1,407,936
Anheuser-Busch InBev SA	48,720	3,330,742
KBC Group NV	21,060	2,167,066
Syensqo SA (a)	10,021	770,251
UCB SA	10,655	2,088,105
		9,764,100
BRAZIL — 1.5%
Ambev SA ADR	427,751	1,030,880
B3 SA - Brasil Bolsa Balcao	466,018	1,244,912
Banco Bradesco SA ADR	501,315	1,549,063
Security Description	Shares	Value
Banco do Brasil SA	128,773	$521,193
BB Seguridade Participacoes SA	99,267	651,128
BRF SA	72,166	266,300
Centrais Eletricas Brasileiras SA	95,492	703,700
Cia Energetica de Minas Gerais ADR	338,263	662,995
Energisa SA	23,528	208,301
Equatorial Energia SA	110,506	728,088
Gerdau SA ADR	124,591	363,806
Itau Unibanco Holding SA ADR	448,175	3,043,108
Klabin SA	92,227	311,769
Localiza Rent a Car SA	57,523	427,060
Motiva Infraestrutura de Mobilidade SA	183,397	463,377
Natura & Co. Holding SA (b)	109,328	221,346
NU Holdings Ltd. Class A (b)	173,286	2,377,484
Petroleo Brasileiro SA - Petrobras ADR	256,615	2,961,337
PRIO SA (b)	73,934	574,366
Raia Drogasil SA	161,559	447,570
Rumo SA	144,079	489,164
Suzano SA	52,999	497,280
TOTVS SA	82,292	636,431
Vale SA	9,879	95,299
Vale SA ADR	216,252	2,099,807
Vibra Energia SA	106,364	422,116
WEG SA	121,914	955,593
Wheaton Precious Metals Corp.	30,430	2,731,006
Yara International ASA	18,605	683,920
		27,368,399
CANADA — 7.8%
Agnico Eagle Mines Ltd.	28,746	3,417,919
Alimentation Couche-Tard, Inc. (a)	43,259	2,145,989
Bank of Montreal	58,394	6,458,218
Bank of Nova Scotia	86,466	4,771,630
Barrick Mining Corp.	121,228	2,518,735
Brookfield Asset Management Ltd. Class A (a)	23,508	1,298,496
Brookfield Corp. (a)	94,057	5,809,545
Brookfield Renewable Corp. (a)	9,364	306,277
CAE, Inc. (b)	35,989	1,052,635
Cameco Corp. (a)	34,318	2,543,481
Canadian Imperial Bank of Commerce	67,960	4,814,228
Canadian National Railway Co.	47,309	4,919,512
Canadian Natural Resources Ltd.	161,211	5,056,673
Canadian Pacific Kansas City Ltd. (a)	56,916	4,512,402
Canadian Tire Corp. Ltd. Class A (a)	9,861	1,339,781
CCL Industries, Inc. Class B (a)	10,988	639,470
Cenovus Energy, Inc.	81,089	1,101,194
CGI, Inc.	11,198	1,173,636
Constellation Software, Inc.	1,280	4,683,984

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Dollarama, Inc. (a)	17,505	$2,461,476
Enbridge, Inc.	111,920	5,064,903
Fairfax Financial Holdings Ltd.	1,171	2,109,430
FirstService Corp. (a)	1,796	312,776
Franco-Nevada Corp.	12,611	2,066,282
George Weston Ltd.	4,860	972,748
Gildan Activewear, Inc. (a)	24,155	1,187,835
IGM Financial, Inc. (a)	18,464	582,134
Imperial Oil Ltd.	29,892	2,369,891
Intact Financial Corp.	8,501	1,972,768
Kinross Gold Corp.	109,690	1,710,666
Loblaw Cos. Ltd.	20,932	3,455,429
Magna International, Inc.	15,742	607,298
Manulife Financial Corp.	127,472	4,067,520
National Bank of Canada (a)	38,980	4,014,269
Nutrien Ltd. (a)	36,963	2,149,516
Open Text Corp. (a)	18,464	538,426
Pan American Silver Corp.	19,752	559,338
Pembina Pipeline Corp.	7,902	296,101
RB Global, Inc. (a)	9,232	978,815
Restaurant Brands International, Inc. (a)	15,737	1,041,790
Rogers Communications, Inc. Class B (a)	45,550	1,348,307
Royal Bank of Canada	106,456	14,001,948
Shopify, Inc. Class A (b)	75,379	8,676,457
Sun Life Financial, Inc.	51,433	3,415,423
Suncor Energy, Inc.	108,562	4,058,445
TC Energy Corp. (a)	58,672	2,858,567
Teck Resources Ltd. Class B	35,535	1,434,161
TELUS Corp.	83,217	1,333,789
TFI International, Inc. (a)	2,645	236,955
Thomson Reuters Corp.	16,429	3,297,118
Toronto-Dominion Bank	127,478	9,357,418
Tourmaline Oil Corp.	8,650	416,493
		147,518,297
CHILE — 0.1%
Antofagasta PLC	5,984	148,382
Banco Santander Chile	3,656,918	229,227
Enel Americas SA	1,838,429	178,737
Enel Chile SA ADR	253,790	921,258
Latam Airlines Group SA	6,225,077	125,778
Lundin Mining Corp. (a)	24,011	251,988
Sociedad Quimica y Minera de Chile SA ADR (a) (b)	12,545	442,462
		2,297,832
CHINA — 8.5%
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	23,000	55,516
AAC Technologies Holdings, Inc.	68,000	352,561
Advanced Micro-Fabrication Equipment, Inc. China Class A (b)	3,343	85,078
Security Description	Shares	Value
AECC Aviation Power Co. Ltd. Class A	51,100	$274,934
Agricultural Bank of China Ltd. Class H	1,908,000	1,361,121
Air China Ltd. Class A (b)	53,500	58,929
Airtac International Group	17,789	530,406
Akeso, Inc. (a) (b) (c)	52,000	609,096
Alibaba Group Holding Ltd.	822,000	11,497,529
Alibaba Group Holding Ltd. ADR	21,683	2,459,069
Alibaba Health Information Technology Ltd. (a) (b)	370,000	223,414
Aluminum Corp. of China Ltd. Class A	184,100	180,935
Angel Yeast Co. Ltd. Class A	24,600	120,782
Anhui Conch Cement Co. Ltd. Class H	98,000	249,182
Anhui Gujing Distillery Co. Ltd. Class B	13,800	184,586
Anhui Yingjia Distillery Co. Ltd. Class A	6,200	34,128
ANTA Sports Products Ltd.	62,400	751,185
Autohome, Inc. ADR	5,540	142,877
AviChina Industry & Technology Co. Ltd. Class H	512,000	288,938
Avicopter PLC Class A	82,400	446,444
Baidu, Inc. Class A (b)	143,264	1,522,978
Bank of Chengdu Co. Ltd. Class A	70,000	196,422
Bank of China Ltd. Class H	5,020,436	2,916,330
Bank of Communications Co. Ltd. Class H	1,032,710	960,355
Bank of Ningbo Co. Ltd. Class A	14,800	56,529
Beijing Enterprises Water Group Ltd.	436,000	131,633
Beijing Roborock Technology Co. Ltd. Class A	2,440	53,326
Beijing Tiantan Biological Products Corp. Ltd. Class A	80,240	214,962
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (b)	13,000	110,706
Beijing Yanjing Brewery Co. Ltd. Class A	142,200	256,681
BeOne Medicines Ltd. (b)	53,271	1,002,988
Bilibili, Inc. Class Z (a) (b)	15,862	338,861
BOC Hong Kong Holdings Ltd.	156,500	679,828
BYD Co. Ltd. Class A	12,100	560,663
BYD Co. Ltd. Class H (a)	213,000	3,323,885
BYD Electronic International Co. Ltd.	43,500	176,217
CGN Power Co. Ltd. Class H (c)	620,400	211,015
Changchun High-Tech Industry Group Co. Ltd. Class A (b)	4,800	66,460
China CITIC Bank Corp. Ltd. Class H	495,000	471,669
China Construction Bank Corp. Class A	144,600	190,562

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
China Construction Bank Corp. Class H	5,155,720	$5,201,695
China Eastern Airlines Corp. Ltd. Class A (b)	299,600	168,555
China Everbright Bank Co. Ltd. Class H	36,000	17,977
China Feihe Ltd. (c)	356,000	258,950
China Galaxy Securities Co. Ltd. Class H (a)	280,000	314,955
China Gas Holdings Ltd.	116,266	108,564
China Greatwall Technology Group Co. Ltd. Class A (b)	72,200	149,175
China Hongqiao Group Ltd. (a)	115,000	263,401
China Life Insurance Co. Ltd. Class H	523,000	1,255,200
China Literature Ltd. (b) (c)	39,600	150,581
China Longyuan Power Group Corp. Ltd. Class H (a)	233,000	209,848
China Mengniu Dairy Co. Ltd.	328,000	672,713
China Merchants Bank Co. Ltd. Class H	344,514	2,407,209
China Merchants Port Holdings Co. Ltd.	392,108	714,286
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	18,300	22,405
China Minsheng Banking Corp. Ltd. Class H	318,200	180,381
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	28,500	99,070
China Oilfield Services Ltd. Class H	314,000	257,600
China Overseas Land & Investment Ltd.	296,000	513,569
China Pacific Insurance Group Co. Ltd. Class H	182,600	624,562
China Petroleum & Chemical Corp. Class H	2,047,800	1,072,160
China Power International Development Ltd. (a)	365,000	139,026
China Railway Group Ltd. Class H	188,000	90,048
China Rare Earth Resources & Technology Co. Ltd. Class A (b)	31,600	159,342
China Resources Beer Holdings Co. Ltd.	176,170	561,051
China Resources Gas Group Ltd.	50,300	128,473
China Resources Land Ltd.	161,500	547,248
China Resources Mixc Lifestyle Services Ltd. (c)	71,200	344,209
China Resources Power Holdings Co. Ltd. (a)	140,000	337,783
China Ruyi Holdings Ltd. (a) (b)	712,000	229,473
China Shenhua Energy Co. Ltd. Class H (a)	233,500	905,742
Security Description	Shares	Value
China Southern Airlines Co. Ltd. Class A (b)	189,300	$155,919
China Taiping Insurance Holdings Co. Ltd.	137,400	267,799
China Tourism Group Duty Free Corp. Ltd. Class A	9,300	79,158
China Vanke Co. Ltd. Class H (a) (b)	92,500	57,621
China Yangtze Power Co. Ltd. Class A	130,600	549,519
Chongqing Brewery Co. Ltd. Class A	22,855	175,804
Chongqing Changan Automobile Co. Ltd. Class A (b)	52,800	94,055
Chongqing Zhifei Biological Products Co. Ltd. Class A	16,550	45,261
CITIC Ltd.	368,000	505,355
CITIC Securities Co. Ltd. Class H	99,225	299,571
CMOC Group Ltd. Class A	111,300	130,829
CNOOC Energy Technology & Services Ltd. Class A	436,600	248,679
CNPC Capital Co. Ltd. Class A	30,900	31,490
Contemporary Amperex Technology Co. Ltd. Class A	16,520	581,682
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	48,800	70,375
COSCO SHIPPING Holdings Co. Ltd. Class A	98,320	206,436
COSCO SHIPPING Holdings Co. Ltd. Class H (a)	100,149	174,017
CRRC Corp. Ltd. Class A	137,900	135,529
CSPC Innovation Pharmaceutical Co. Ltd. Class A	25,500	184,011
CSPC Pharmaceutical Group Ltd.	606,800	595,205
Eastroc Beverage Group Co. Ltd. Class A	5,190	227,542
Ecovacs Robotics Co. Ltd. Class A	19,600	159,330
ENN Energy Holdings Ltd.	40,900	326,679
Eve Energy Co. Ltd. Class A	17,300	110,638
Foshan Haitian Flavouring & Food Co. Ltd. Class A	29,868	162,242
Fosun International Ltd.	106,000	63,060
Foxconn Industrial Internet Co. Ltd. Class A	17,500	52,233
Fuyao Glass Industry Group Co. Ltd. Class A	13,100	104,260
Ganfeng Lithium Group Co. Ltd. Class A	12,940	61,004
GCL Technology Holdings Ltd. (a) (b)	981,000	124,968
Geely Automobile Holdings Ltd.	452,000	918,971
Genscript Biotech Corp. (a) (b)	152,000	286,573
Giant Biogene Holding Co. Ltd. (c)	27,600	202,869

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
GigaDevice Semiconductor, Inc. Class A (b)	5,100	$90,086
GoerTek, Inc. Class A	92,000	299,511
Great Wall Motor Co. Ltd. Class H (b)	224,500	345,473
Guangdong Haid Group Co. Ltd. Class A	12,200	99,788
Guangzhou Automobile Group Co. Ltd. Class A	67,500	70,580
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	3,800	13,984
Guangzhou Tinci Materials Technology Co. Ltd. Class A	21,100	53,375
Guotai Haitong Securities Co. Ltd. Class H (c)	88,056	141,338
H World Group Ltd. ADR (a)	11,954	405,480
Haidilao International Holding Ltd. (a) (c)	129,000	244,854
Haier Smart Home Co. Ltd. Class H	162,400	464,443
Hainan Airlines Holding Co. Ltd. Class A (b)	515,600	96,453
Hainan Airport Infrastructure Co. Ltd. Class A (b)	493,800	244,034
Hangzhou First Applied Material Co. Ltd. Class A	17,512	31,684
Hangzhou Silan Microelectronics Co. Ltd. Class A	15,000	51,974
Hangzhou Tigermed Consulting Co. Ltd. Class A	16,600	123,565
Hansoh Pharmaceutical Group Co. Ltd. (c)	100,000	378,981
Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	27,500	81,235
Hengan International Group Co. Ltd.	64,000	183,847
Hoshine Silicon Industry Co. Ltd. Class A	6,600	43,674
Hua Hong Semiconductor Ltd. (a) (b) (c)	41,000	181,236
Huadian Power International Corp. Ltd. Class A	271,700	207,478
Hualan Biological Engineering, Inc. Class A	139,220	304,556
Huaneng Power International, Inc. Class H	606,000	390,619
Huatai Securities Co. Ltd. Class H (c)	137,200	277,896
Humanwell Healthcare Group Co. Ltd. Class A	34,400	100,753
Iflytek Co. Ltd. Class A	10,000	66,842
Imeik Technology Development Co. Ltd. Class A	1,700	41,487
Industrial & Commercial Bank of China Ltd. Class H	4,199,045	3,327,141
Ingenic Semiconductor Co. Ltd. Class A	9,100	87,911
Security Description	Shares	Value
Inner Mongolia Yitai Coal Co. Ltd. Class B	112,500	$222,863
Innovent Biologics, Inc. (a) (b) (c)	90,000	898,854
JA Solar Technology Co. Ltd. Class A (b)	19,652	27,380
JD Health International, Inc. (b) (c)	61,750	338,248
JD.com, Inc. Class A	143,402	2,336,448
Jiangsu Eastern Shenghong Co. Ltd. Class A (b)	16,800	19,537
Jiangsu Expressway Co. Ltd. Class H	38,000	53,636
Jiangsu Hengli Hydraulic Co. Ltd. Class A	5,400	54,278
Jiangsu King's Luck Brewery JSC Ltd. Class A	22,000	119,565
Juneyao Airlines Co. Ltd. Class A	72,900	137,085
Kanzhun Ltd. ADR (b)	17,449	311,290
KE Holdings, Inc. ADR	43,719	775,575
Kingdee International Software Group Co. Ltd. (b)	198,000	389,442
Kingsoft Corp. Ltd.	113,800	592,920
Kuaishou Technology (b) (c)	155,000	1,249,873
Kuang-Chi Technologies Co. Ltd. Class A	137,100	765,202
Kweichow Moutai Co. Ltd. Class A	5,245	1,032,078
Lenovo Group Ltd.	412,000	494,400
Lens Technology Co. Ltd. Class A	23,300	72,537
Li Auto, Inc. Class A (b)	73,820	1,006,209
Li Ning Co. Ltd.	135,500	292,059
Lingyi iTech Guangdong Co. Class A	97,600	117,041
Longfor Group Holdings Ltd. (a) (c)	105,603	124,571
LONGi Green Energy Technology Co. Ltd. Class A	24,692	51,775
Luxshare Precision Industry Co. Ltd. Class A	56,318	272,739
Luzhou Laojiao Co. Ltd. Class A	6,200	98,152
Mango Excellent Media Co. Ltd. Class A	39,400	120,018
Maxscend Microelectronics Co. Ltd. Class A	5,440	54,201
Meihua Holdings Group Co. Ltd. Class A	26,000	38,801
Meituan Class B (b) (c)	305,800	4,881,113
MINISO Group Holding Ltd. (a)	21,200	96,143
Muyuan Foods Co. Ltd. Class A	28,362	166,336
NAURA Technology Group Co. Ltd. Class A	9,900	611,167
NetEase, Inc.	115,975	3,117,290
New China Life Insurance Co. Ltd. Class H (a)	71,200	387,745
New Hope Liuhe Co. Ltd. Class A (b)	120,800	158,185

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
New Oriental Education & Technology Group, Inc.	108,590	$583,066
NIO, Inc. Class A (a) (b)	94,978	331,516
Nongfu Spring Co. Ltd. Class H (a) (c)	109,400	558,846
OmniVision Integrated Circuits Group, Inc. Class A	8,100	144,345
PDD Holdings, Inc. ADR (b)	42,054	4,401,372
PetroChina Co. Ltd. Class H	1,280,000	1,100,637
Pharmaron Beijing Co. Ltd. Class A (b)	26,500	90,785
PICC Property & Casualty Co. Ltd. Class H	581,415	1,125,797
Ping An Insurance Group Co. of China Ltd. Class A	44,100	341,563
Ping An Insurance Group Co. of China Ltd. Class H (a)	352,000	2,235,312
Pop Mart International Group Ltd. (c)	38,200	1,297,340
Postal Savings Bank of China Co. Ltd. Class A	160,100	122,257
Prosus NV	97,505	5,433,235
Qifu Technology, Inc. ADR	9,588	415,736
Rockchip Electronics Co. Ltd. Class A	9,400	199,282
SAIC Motor Corp. Ltd. Class A	49,700	111,360
Seres Group Co. Ltd. Class A	24,700	463,163
SF Holding Co. Ltd. Class A	6,800	46,288
SG Micro Corp. Class A	4,706	47,808
Shandong Gold Mining Co. Ltd. Class A	74,641	332,715
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	236,000	183,689
Shanghai Baosight Software Co. Ltd. Class A	80,614	265,819
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	69,100	242,033
Shanghai M&G Stationery, Inc. Class A	19,600	79,323
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	26,700	66,646
Shanghai RAAS Blood Products Co. Ltd. Class A	298,877	286,646
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	25,800	92,565
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	14,900	366,907
Shengyi Technology Co. Ltd. Class A	46,200	194,458
Shennan Circuits Co. Ltd. Class A	11,284	169,831
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	4,900	153,742
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	47,800	315,835
Security Description	Shares	Value
Shenzhou International Group Holdings Ltd.	42,800	$304,234
Sichuan Chuantou Energy Co. Ltd. Class A	158,570	355,076
Silergy Corp.	22,000	267,732
Sinopharm Group Co. Ltd. Class H	54,400	127,372
SITC International Holdings Co. Ltd.	79,000	253,102
Smoore International Holdings Ltd. (a) (c)	135,000	313,682
Spring Airlines Co. Ltd. Class A	12,000	93,227
Sungrow Power Supply Co. Ltd. Class A	11,900	112,585
Sunny Optical Technology Group Co. Ltd.	48,200	425,818
TAL Education Group ADR (b)	35,318	360,950
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	15,300	16,404
Tencent Holdings Ltd.	399,100	25,572,904
Tencent Music Entertainment Group ADR	51,037	994,711
Tianqi Lithium Corp. Class A (b)	4,200	18,786
Tingyi Cayman Islands Holding Corp.	280,000	410,191
Tongcheng Travel Holdings Ltd.	114,400	285,344
TongFu Microelectronics Co. Ltd. Class A	24,900	89,058
Tongwei Co. Ltd. Class A (b)	15,800	36,946
TravelSky Technology Ltd. Class H	124,000	165,860
Trina Solar Co. Ltd. Class A (b)	6,130	12,434
Trip.com Group Ltd.	37,925	2,203,032
Tsingtao Brewery Co. Ltd. Class H	60,000	391,720
Vipshop Holdings Ltd. ADR	35,364	532,228
Want Want China Holdings Ltd.	347,000	242,237
Weichai Power Co. Ltd. Class A	81,400	174,774
Wens Foodstuff Group Co. Ltd. Class A	24,180	57,655
Wharf Holdings Ltd.	56,000	170,497
Wuhan Guide Infrared Co. Ltd. Class A (b)	157,449	225,299
Wuliangye Yibin Co. Ltd. Class A	16,600	275,541
WuXi AppTec Co. Ltd. Class A	24,002	233,045
WuXi AppTec Co. Ltd. Class H (a) (c)	8,600	86,164
Wuxi Biologics Cayman, Inc. (b) (c)	237,500	776,035
Xiaomi Corp. Class B (b) (c)	1,043,000	7,965,331
Xinyi Solar Holdings Ltd. (a)	280,961	89,120
XPeng, Inc. ADR (b)	19,329	345,603
XPeng, Inc. Class A (b)	41,912	376,941
Yadea Group Holdings Ltd. (a) (c)	121,463	194,341
Yankuang Energy Group Co. Ltd. Class H	274,800	273,400

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Yealink Network Technology Corp. Ltd. Class A	29,990	$145,530
Yifeng Pharmacy Chain Co. Ltd. Class A	24,616	84,091
Yonyou Network Technology Co. Ltd. Class A (b)	27,730	51,758
Youngor Fashion Co. Ltd. Class A	125,560	127,959
Yum China Holdings, Inc.	24,456	1,093,428
Yunnan Energy New Material Co. Ltd. Class A (b)	10,300	42,117
Zhaojin Mining Industry Co. Ltd. Class H	80,500	209,197
Zhejiang Huayou Cobalt Co. Ltd. Class A	6,240	32,249
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	8,100	30,701
Zhejiang Leapmotor Technology Co. Ltd. (b) (c)	32,800	228,555
Zhejiang Supor Co. Ltd. Class A	8,000	58,511
Zhejiang Weiming Environment Protection Co. Ltd. Class A	45,800	121,994
Zhongsheng Group Holdings Ltd.	46,500	71,675
Zhuzhou CRRC Times Electric Co. Ltd. Class H	68,900	277,355
Zijin Mining Group Co. Ltd. Class H (a)	560,000	1,430,318
ZTE Corp. Class H	60,600	187,590
ZTO Express Cayman, Inc.	21,334	376,402
		159,976,475
CONGO — 0.0% *
Ivanhoe Mines Ltd. Class A (a) (b)	26,187	196,330
DENMARK — 1.4%
AP Moller - Maersk AS Class B	623	1,154,194
Coloplast AS Class B	4,637	438,909
Danske Bank AS	58,600	2,381,507
DSV AS	14,766	3,535,960
Genmab AS (b)	4,987	1,031,799
Novo Nordisk AS Class B	201,856	13,961,405
Novonesis Novozymes B Class B	18,084	1,292,039
Orsted AS (b) (c)	10,710	458,340
Pandora AS	8,196	1,433,958
Vestas Wind Systems AS	77,035	1,151,683
		26,839,794
EGYPT — 0.0% *
Commercial International Bank - Egypt (CIB)	265,153	451,108
Talaat Moustafa Group	15,066	16,890
		467,998
FINLAND — 0.7%
Elisa OYJ	9,845	544,082
Fortum OYJ	12,592	234,872
Security Description	Shares	Value
Kone OYJ Class B	29,171	$1,913,463
Neste OYJ	26,383	356,771
Nokia OYJ (d)	195,942	1,013,408
Nokia OYJ (d)	103,816	534,619
Nordea Bank Abp (d)	202,704	2,994,704
Nordea Bank Abp (d)	3,119	46,168
Sampo OYJ Class A	154,112	1,651,656
Stora Enso OYJ Class R (a)	64,989	703,674
UPM-Kymmene OYJ	56,320	1,531,136
Wartsila OYJ Abp	30,658	721,197
		12,245,750
FRANCE — 6.0%
Accor SA	23,213	1,207,929
Air Liquide SA	42,982	8,836,583
Airbus SE	37,396	7,781,231
Alstom SA (b)	31,680	736,314
AXA SA	119,193	5,830,243
BioMerieux	638	87,923
BNP Paribas SA	70,098	6,279,953
Bouygues SA	20,739	934,827
Capgemini SE	13,965	2,377,777
Carrefour SA	50,230	705,781
Cie de Saint-Gobain SA	33,430	3,910,052
Cie Generale des Etablissements Michelin SCA	45,165	1,672,153
Credit Agricole SA	59,247	1,117,273
Danone SA	46,312	3,770,640
Dassault Systemes SE	42,407	1,529,722
Edenred SE	11,733	362,086
Engie SA	86,805	2,030,278
EssilorLuxottica SA	21,084	5,764,145
FDJ UNITED (c)	349	13,642
Hermes International SCA	1,424	3,842,920
Kering SA	5,516	1,195,017
Klepierre SA REIT	9,797	384,567
Legrand SA	18,589	2,476,648
L'Oreal SA	16,054	6,842,612
LVMH Moet Hennessy Louis Vuitton SE	17,598	9,184,281
Orange SA	141,459	2,144,556
Pernod Ricard SA	17,142	1,702,332
Publicis Groupe SA	21,057	2,364,994
Renault SA	6,390	293,510
Safran SA	20,997	6,800,195
Sartorius Stedim Biotech	1,252	298,047
Societe Generale SA	36,773	2,095,708
Sodexo SA	11,717	717,958
Teleperformance SE	2,280	220,319
Thales SA	3,929	1,151,169
TotalEnergies SE	137,985	8,438,825
Unibail-Rodamco-Westfield CDI (b)	47,125	221,125
Unibail-Rodamco-Westfield REIT (b)	6,321	602,051
Veolia Environnement SA	47,261	1,678,188

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Vinci SA	37,702	$5,536,485
		113,140,059
GERMANY — 6.4%
adidas AG	11,936	2,773,491
Allianz SE	27,267	11,013,730
BASF SE	62,590	3,075,506
Bayer AG	65,489	1,962,983
Bayerische Motoren Werke AG	23,903	2,117,296
Commerzbank AG	49,861	1,567,415
Continental AG	6,480	563,645
Covestro AG (b)	11,550	818,901
CTS Eventim AG & Co. KGaA	278	34,395
Daimler Truck Holding AG	28,353	1,336,944
Deutsche Bank AG	122,598	3,622,255
Deutsche Boerse AG	14,595	4,743,943
Deutsche Lufthansa AG	50,698	427,295
Deutsche Post AG	76,374	3,515,238
Deutsche Telekom AG	232,099	8,437,754
Dr. Ing hc F Porsche AG Preference Shares (c)	2,796	137,651
E.ON SE	159,890	2,932,606
Fresenius Medical Care AG	18,754	1,070,999
Fresenius SE & Co. KGaA	28,629	1,434,310
Heidelberg Materials AG	6,187	1,448,527
Henkel AG & Co. KGaA Preference Shares	7,081	554,080
Infineon Technologies AG	68,280	2,894,633
LEG Immobilien SE	2,900	256,504
Mercedes-Benz Group AG	46,471	2,710,587
Merck KGaA	9,097	1,174,636
MTU Aero Engines AG	2,051	908,134
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,100	7,174,169
Porsche Automobil Holding SE Preference Shares	10,244	405,119
Rheinmetall AG	2,687	5,667,978
RWE AG	41,254	1,715,733
SAP SE	69,121	20,945,684
Sartorius AG Preference Shares	1,720	436,108
Scout24 SE (c)	1,535	210,998
Siemens AG	50,386	12,873,035
Siemens Energy AG (b)	39,287	4,522,235
Siemens Healthineers AG (c)	18,135	1,001,802
Symrise AG	8,624	902,389
Volkswagen AG Preference Shares	9,206	968,475
Vonovia SE	41,168	1,445,402
Zalando SE (b) (c)	13,451	441,315
		120,243,900
GREECE — 0.1%
Eurobank Ergasias Services & Holdings SA Class A	11,021	37,725
Hellenic Telecommunications Organization SA	2,662	50,434
Security Description	Shares	Value
Jumbo SA	29,171	$1,003,301
National Bank of Greece SA	11,267	143,235
OPAP SA	53,493	1,208,760
Piraeus Financial Holdings SA	13,329	92,031
		2,535,486
HONG KONG — 1.2%
AIA Group Ltd.	727,400	6,523,434
China Common Rich Renewable Energy Investments Ltd. (a) (b) (e)	448,000	—
China Huishan Dairy Holdings Co. Ltd. (b) (e)	1,418,000	—
CK Asset Holdings Ltd.	96,832	426,801
CLP Holdings Ltd.	85,000	715,732
Futu Holdings Ltd. ADR	3,852	476,069
Hang Seng Bank Ltd.	50,000	749,045
Henderson Land Development Co. Ltd.	205,317	717,956
Hong Kong & China Gas Co. Ltd.	689,057	578,457
Hong Kong Exchanges & Clearing Ltd.	80,940	4,318,175
Jardine Matheson Holdings Ltd.	6,400	307,584
Link REIT	284,282	1,517,378
Prudential PLC	132,516	1,657,219
Sino Biopharmaceutical Ltd.	1,213,500	813,122
Sun Hung Kai Properties Ltd.	101,685	1,166,463
Swire Pacific Ltd. Class A	68,006	582,599
Techtronic Industries Co. Ltd.	104,500	1,148,834
WH Group Ltd. (c)	412,205	396,452
Wharf Real Estate Investment Co. Ltd.	101,000	285,631
		22,380,951
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	78,214	678,537
OTP Bank Nyrt	22,974	1,828,455
		2,506,992
INDIA — 5.3%
ABB India Ltd.	1,590	112,733
Adani Enterprises Ltd.	17,741	541,870
Adani Ports & Special Economic Zone Ltd.	52,731	891,680
Adani Power Ltd. (b)	68,381	467,050
Ambuja Cements Ltd.	135,962	915,476
Apollo Hospitals Enterprise Ltd.	8,658	731,124
Asian Paints Ltd.	23,957	653,985
Aurobindo Pharma Ltd. (b)	30,532	404,008
Avenue Supermarts Ltd. (b) (c)	9,825	500,908
Axis Bank Ltd.	149,706	2,093,370
Bajaj Auto Ltd.	5,986	584,640
Bajaj Finance Ltd.	155,280	1,695,659
Bajaj Finserv Ltd.	30,944	741,848
Balkrishna Industries Ltd.	7,841	223,573
Bharat Electronics Ltd.	469,296	2,306,533
Bharat Forge Ltd.	26,371	402,238

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Bharat Heavy Electricals Ltd.	45,873	$142,444
Bharat Petroleum Corp. Ltd.	155,240	600,885
Bharti Airtel Ltd.	148,382	3,477,011
Britannia Industries Ltd.	4,799	327,413
CG Power & Industrial Solutions Ltd.	27,360	217,626
Cholamandalam Investment & Finance Co. Ltd.	51,188	971,712
Cipla Ltd.	39,958	701,641
Colgate-Palmolive India Ltd.	7,036	197,485
Dabur India Ltd.	75,598	427,751
Divi's Laboratories Ltd.	9,796	777,820
Dixon Technologies India Ltd.	2,631	459,658
DLF Ltd.	80,730	788,661
Dr. Reddy's Laboratories Ltd. ADR (a)	92,205	1,385,841
Eicher Motors Ltd.	13,198	870,505
Eternal Ltd. (b)	452,767	1,394,571
Godrej Consumer Products Ltd.	41,569	571,186
Godrej Properties Ltd. (b)	10,548	288,188
HCL Technologies Ltd.	85,139	1,716,083
HDFC Bank Ltd.	332,037	7,749,208
HDFC Life Insurance Co. Ltd. (c)	72,919	692,373
Hero MotoCorp Ltd.	12,055	595,595
Hindalco Industries Ltd.	117,039	945,551
Hindustan Aeronautics Ltd.	13,469	764,824
Hindustan Petroleum Corp. Ltd.	99,198	506,689
Hindustan Unilever Ltd.	59,876	1,602,046
ICICI Bank Ltd. ADR	153,910	5,177,532
ICICI Lombard General Insurance Co. Ltd. (c)	22,703	540,096
Indian Oil Corp. Ltd.	231,640	396,943
Info Edge India Ltd.	44,280	768,446
Infosys Ltd. ADR (a)	241,805	4,480,647
InterGlobe Aviation Ltd. (b) (c)	15,354	1,070,000
ITC Ltd.	198,947	966,085
Jio Financial Services Ltd. (b)	155,249	591,507
JSW Energy Ltd.	13,889	84,555
JSW Steel Ltd.	57,372	682,697
Jubilant Foodworks Ltd.	57,815	473,118
Kotak Mahindra Bank Ltd.	65,295	1,647,222
Larsen & Toubro Ltd.	38,791	1,659,925
LTIMindtree Ltd. (c)	9,899	613,724
Lupin Ltd.	29,132	658,323
Macrotech Developers Ltd. (c)	22,963	370,632
Mahindra & Mahindra Ltd. GDR	56,725	2,076,135
Marico Ltd.	101,157	852,038
Maruti Suzuki India Ltd.	7,948	1,149,198
Max Healthcare Institute Ltd.	51,020	759,113
Muthoot Finance Ltd.	16,304	498,835
Nestle India Ltd.	43,558	1,252,140
NHPC Ltd.	35,680	35,701
NTPC Ltd.	181,298	707,984
PB Fintech Ltd. (b)	26,474	563,036
Petronet LNG Ltd.	156,876	552,249
Security Description	Shares	Value
Phoenix Mills Ltd.	13,784	$251,008
PI Industries Ltd.	10,632	508,876
Power Finance Corp. Ltd.	59,869	298,368
Power Grid Corp. of India Ltd.	293,550	1,026,535
REC Ltd.	55,869	262,147
Reliance Industries Ltd. GDR (c)	104,271	7,278,116
Samvardhana Motherson International Ltd.	218,234	393,997
SBI Life Insurance Co. Ltd. (c)	36,335	778,855
Shree Cement Ltd.	2,134	772,132
Shriram Finance Ltd.	161,627	1,332,160
Siemens Ltd.	4,207	159,504
Solar Industries India Ltd.	1,217	249,729
State Bank of India	117,177	1,120,874
Sun Pharmaceutical Industries Ltd.	59,455	1,161,716
Supreme Industries Ltd.	2,265	115,981
Suzlon Energy Ltd. (b)	584,716	461,718
Tata Consultancy Services Ltd.	53,612	2,164,234
Tata Consumer Products Ltd.	61,365	786,311
Tata Motors Ltd.	120,150	963,890
Tata Power Co. Ltd.	122,392	578,636
Tata Steel Ltd.	535,806	998,139
Tech Mahindra Ltd.	43,660	858,844
Titan Co. Ltd. (b)	19,580	842,515
Torrent Pharmaceuticals Ltd.	10,514	417,838
Torrent Power Ltd.	12,275	210,061
Trent Ltd.	15,446	1,119,817
Tube Investments of India Ltd.	8,010	290,381
UltraTech Cement Ltd.	8,092	1,141,051
United Spirits Ltd.	54,816	912,812
UPL Ltd.	75,707	583,737
Varun Beverages Ltd.	74,775	398,942
Vedanta Ltd.	74,404	399,826
Voltas Ltd.	19,452	298,063
Wipro Ltd.	183,839	570,167
Yes Bank Ltd. (b)	1,344,841	318,961
		100,093,284
INDONESIA — 0.3%
Alamtri Resources Indonesia Tbk. PT	1,228,200	138,442
Amman Mineral Internasional PT (b)	193,200	100,557
Astra International Tbk. PT	1,887,300	523,120
Bank Central Asia Tbk. PT	3,233,000	1,727,519
Bank Mandiri Persero Tbk. PT	2,645,100	795,078
Bank Rakyat Indonesia Persero Tbk. PT	5,294,776	1,219,739
Barito Pacific Tbk. PT (b)	1,599,756	163,572
Chandra Asri Pacific Tbk. PT	393,500	239,348
Charoen Pokphand Indonesia Tbk. PT	1,159,500	335,673
GoTo Gojek Tokopedia Tbk. PT (b)	59,552,500	212,753
Telkom Indonesia Persero Tbk. PT	4,090,000	700,351

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
United Tractors Tbk. PT	207,400	$274,021
		6,430,173
IRELAND — 0.2%
AerCap Holdings NV	5,395	631,215
AIB Group PLC	52,230	428,252
Bank of Ireland Group PLC	38,852	551,153
Kerry Group PLC Class A	16,240	1,787,186
Kingspan Group PLC	6,420	544,107
		3,941,913
ISRAEL — 0.6%
Bank Hapoalim BM	171,757	3,295,898
Bank Leumi Le-Israel BM	187,707	3,490,486
Check Point Software Technologies Ltd. (b)	5,923	1,310,464
Nice Ltd. (b)	5,978	1,014,529
Teva Pharmaceutical Industries Ltd. ADR (b)	70,386	1,179,670
Wix.com Ltd. (b)	3,715	588,679
		10,879,726
ITALY — 1.8%
Banco BPM SpA (a)	9,586	111,535
Coca-Cola HBC AG	12,845	669,585
DiaSorin SpA	602	64,207
Enel SpA	498,564	4,714,686
Eni SpA	171,799	2,774,926
Ferrari NV	9,801	4,787,188
FinecoBank Banca Fineco SpA	7,666	169,491
Generali (a)	87,326	3,096,754
Intesa Sanpaolo SpA	899,445	5,164,510
Leonardo SpA (a)	21,262	1,192,512
Mediobanca Banca di Credito Finanziario SpA (a)	59,766	1,384,534
Moncler SpA	4,851	275,549
Prysmian SpA	4,857	342,311
Snam SpA	169,351	1,022,192
Telecom Italia SpA (a) (b)	601,036	295,333
UniCredit SpA	108,544	7,251,149
		33,316,462
JAPAN — 13.6%
Advantest Corp.	43,600	3,216,158
Aeon Co. Ltd. (a)	55,600	1,701,353
AGC, Inc. (a)	22,000	643,802
Aisin Corp.	41,900	535,770
Ajinomoto Co., Inc.	42,300	1,144,731
Asahi Group Holdings Ltd. (a)	128,400	1,713,393
Asahi Kasei Corp.	130,300	926,429
Asics Corp.	34,500	878,950
Astellas Pharma, Inc.	143,100	1,403,310
Bandai Namco Holdings, Inc.	25,800	923,617
Bridgestone Corp. (a)	45,100	1,842,154
Canon, Inc. (a)	71,400	2,070,647
Capcom Co. Ltd.	15,100	515,686
Central Japan Railway Co.	45,600	1,020,314
Chiba Bank Ltd.	115,700	1,068,930
Security Description	Shares	Value
Chubu Electric Power Co., Inc.	71,300	$879,126
Chugai Pharmaceutical Co. Ltd.	38,700	2,016,113
Concordia Financial Group Ltd.	169,700	1,101,062
Dai-ichi Life Holdings, Inc.	212,700	1,613,896
Daiichi Sankyo Co. Ltd.	117,400	2,734,958
Daikin Industries Ltd.	15,400	1,815,120
Daiwa Securities Group, Inc.	181,100	1,284,482
Denso Corp.	141,100	1,905,331
Dentsu Group, Inc. (a)	2,200	48,677
Disco Corp.	4,400	1,298,570
East Japan Railway Co.	66,100	1,422,263
Eisai Co. Ltd.	16,400	470,956
ENEOS Holdings, Inc.	274,008	1,356,524
FANUC Corp.	71,200	1,942,109
Fast Retailing Co. Ltd.	12,300	4,216,802
FUJIFILM Holdings Corp.	101,200	2,201,325
Fujitsu Ltd.	142,500	3,467,669
Hitachi Ltd.	313,000	9,111,877
Honda Motor Co. Ltd.	299,000	2,886,604
Hoya Corp.	25,700	3,052,259
Idemitsu Kosan Co. Ltd.	62,500	378,604
Inpex Corp. (a)	71,300	999,567
ITOCHU Corp.	87,700	4,587,637
Japan Exchange Group, Inc.	64,200	649,134
Japan Tobacco, Inc. (a)	72,300	2,126,279
JFE Holdings, Inc.	31,600	366,875
Kajima Corp.	65,500	1,706,369
Kansai Electric Power Co., Inc.	66,600	787,977
Kao Corp. (a)	37,600	1,680,800
KDDI Corp.	224,400	3,852,761
Keyence Corp.	10,900	4,364,679
Kirin Holdings Co. Ltd. (a)	12,700	177,560
Komatsu Ltd.	73,200	2,400,557
Kubota Corp. (a)	99,500	1,117,304
Kyocera Corp.	154,800	1,857,771
Lasertec Corp. (a)	4,100	550,943
LY Corp.	243,400	893,761
M3, Inc.	26,300	361,512
Makita Corp.	28,800	887,856
Marubeni Corp.	135,300	2,728,574
MEIJI Holdings Co. Ltd.	6,400	141,208
Mitsubishi Chemical Group Corp.	147,400	773,507
Mitsubishi Corp.	242,400	4,846,490
Mitsubishi Electric Corp.	155,500	3,349,098
Mitsubishi Estate Co. Ltd.	115,318	2,157,946
Mitsubishi Heavy Industries Ltd.	228,600	5,713,220
Mitsubishi UFJ Financial Group, Inc.	722,900	9,924,267
Mitsui & Co. Ltd.	190,300	3,882,544
Mitsui Fudosan Co. Ltd.	116,500	1,125,117
Mizuho Financial Group, Inc.	124,680	3,446,622
MonotaRO Co. Ltd.	12,300	242,262
MS&AD Insurance Group Holdings, Inc.	108,300	2,421,745
Murata Manufacturing Co. Ltd.	146,800	2,189,118
NEC Corp.	91,300	2,666,722

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Nexon Co. Ltd.	22,700	$457,316
NIDEC Corp.	66,600	1,293,316
Nintendo Co. Ltd.	70,700	6,793,700
Nippon Building Fund, Inc. REIT (a)	201	184,935
Nippon Paint Holdings Co. Ltd.	32,800	263,408
Nippon Steel Corp.	52,200	987,660
Nippon Telegraph & Telephone Corp.	2,031,700	2,166,096
Nippon Yusen KK (a)	42,000	1,508,505
Nissan Motor Co. Ltd. (b)	178,200	432,037
Nitori Holdings Co. Ltd.	4,100	395,112
Nitto Denko Corp.	79,300	1,532,528
Nomura Holdings, Inc.	207,900	1,370,216
Nomura Research Institute Ltd.	11,400	456,410
Obayashi Corp.	123,000	1,861,030
Obic Co. Ltd.	11,000	427,298
Olympus Corp.	51,500	611,461
Ono Pharmaceutical Co. Ltd.	21,400	230,971
Oriental Land Co. Ltd.	45,400	1,044,755
ORIX Corp.	113,800	2,568,369
Osaka Gas Co. Ltd.	53,700	1,372,939
Otsuka Holdings Co. Ltd.	18,100	896,072
Panasonic Holdings Corp.	175,700	1,892,079
Rakuten Group, Inc. (b)	59,700	329,157
Recruit Holdings Co. Ltd.	81,900	4,839,326
Renesas Electronics Corp.	80,400	995,781
Resona Holdings, Inc.	91,500	843,768
SBI Holdings, Inc.	16,600	578,061
Secom Co. Ltd.	31,700	1,137,465
Seven & i Holdings Co. Ltd.	164,400	2,643,921
SG Holdings Co. Ltd.	11,800	131,238
Shimano, Inc.	2,900	419,706
Shin-Etsu Chemical Co. Ltd.	124,600	4,116,385
Shionogi & Co. Ltd.	45,100	809,924
Shiseido Co. Ltd. (a)	19,500	347,421
SMC Corp.	4,200	1,513,157
SoftBank Corp.	393,600	607,656
SoftBank Group Corp.	66,800	4,862,764
Sompo Holdings, Inc.	87,900	2,644,089
Sony Group Corp.	410,900	10,610,662
Subaru Corp.	20,100	350,040
Sumitomo Corp.	65,400	1,688,370
Sumitomo Electric Industries Ltd.	68,100	1,459,168
Sumitomo Mitsui Financial Group, Inc.	196,000	4,931,040
Sumitomo Mitsui Trust Group, Inc.	32,600	866,429
Suzuki Motor Corp.	61,000	736,080
Sysmex Corp.	35,300	614,381
T&D Holdings, Inc.	39,400	864,675
Takeda Pharmaceutical Co. Ltd.	105,999	3,247,226
TDK Corp.	189,700	2,226,705
Terumo Corp.	120,400	2,208,868
Tokio Marine Holdings, Inc.	128,800	5,449,111
Tokyo Electron Ltd.	30,400	5,825,553
Security Description	Shares	Value
Tokyo Gas Co. Ltd.	38,400	$1,273,930
Tokyu Corp.	89,400	1,060,830
TOPPAN Holdings, Inc.	33,400	907,577
Toray Industries, Inc.	185,100	1,265,823
Toyota Motor Corp.	620,300	10,705,860
Toyota Tsusho Corp.	81,000	1,833,148
Unicharm Corp.	45,600	328,477
West Japan Railway Co.	31,700	724,659
Yakult Honsha Co. Ltd. (a)	6,800	127,696
Yamaha Motor Co. Ltd. (a)	109,800	820,583
ZOZO, Inc.	32,500	350,324
		255,830,600
KUWAIT — 0.1%
Boubyan Bank KSCP	501,471	1,180,896
Kuwait Finance House KSCP	194,160	509,293
Mabanee Co. KPSC	222,382	635,689
Mobile Telecommunications Co. KSCP	168,389	266,008
		2,591,886
LUXEMBOURG — 0.1%
ArcelorMittal SA	30,093	949,174
Eurofins Scientific SE (a)	3,708	263,073
		1,212,247
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	140,000	621,529
Sands China Ltd.	196,400	408,812
		1,030,341
MALAYSIA — 0.3%
AMMB Holdings Bhd.	360,800	437,022
CIMB Group Holdings Bhd.	532,699	859,049
Genting Bhd.	201,000	145,600
Nestle Malaysia Bhd.	12,300	224,120
Petronas Chemicals Group Bhd.	50,500	41,858
Petronas Dagangan Bhd.	72,300	369,528
PPB Group Bhd.	145,940	356,315
Press Metal Aluminium Holdings Bhd.	249,500	306,949
Public Bank Bhd.	940,300	962,521
QL Resources Bhd.	653,750	714,226
RHB Bank Bhd.	188,286	281,725
Tenaga Nasional Bhd.	305,700	1,044,048
YTL Corp. Bhd.	233,200	128,494
YTL Power International Bhd.	154,500	146,042
		6,017,497
MEXICO — 0.6%
America Movil SAB de CV	2,082,696	1,849,864
Cemex SAB de CV (a)	1,571,575	1,077,276
Fomento Economico Mexicano SAB de CV	175,542	1,795,189
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	12,748	290,649
Grupo Bimbo SAB de CV (a)	30,732	85,159
Grupo Carso SAB de CV (a)	17,436	123,470

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Grupo Financiero Banorte SAB de CV Class O (a)	229,631	$2,084,814
Grupo Mexico SAB de CV (a)	219,698	1,321,770
Industrias Penoles SAB de CV (a) (b)	17,421	481,125
Kimberly-Clark de Mexico SAB de CV Class A (a)	308,379	560,377
Southern Copper Corp.	311	31,464
Wal-Mart de Mexico SAB de CV (a)	292,475	962,170
		10,663,327
NETHERLANDS — 2.5%
Adyen NV (b) (c)	1,325	2,423,858
Akzo Nobel NV	18,895	1,317,485
Argenx SE (b)	3,468	1,912,514
ASM International NV	2,288	1,459,446
ASML Holding NV	25,216	20,056,816
BE Semiconductor Industries NV (a)	2,554	380,897
Heineken NV	23,820	2,069,680
ING Groep NV	230,648	5,042,916
Koninklijke Ahold Delhaize NV	81,007	3,375,696
Koninklijke KPN NV	425,293	2,064,815
Koninklijke Philips NV	69,294	1,660,164
Universal Music Group NV	72,024	2,323,306
Wolters Kluwer NV	21,034	3,504,852
		47,592,445
NEW ZEALAND — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	29,287	640,921
Meridian Energy Ltd.	230,126	824,218
Xero Ltd. (b)	7,100	836,607
		2,301,746
NORWAY — 0.3%
DNB Bank ASA	94,348	2,597,444
Equinor ASA	75,387	1,900,375
Norsk Hydro ASA	142,562	810,599
Telenor ASA	72,810	1,127,437
		6,435,855
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	19,632	322,358
Credicorp Ltd.	7,058	1,577,604
		1,899,962
PHILIPPINES — 0.1%
Ayala Corp.	12,620	127,701
Ayala Land, Inc.	498,500	238,940
BDO Unibank, Inc.	98,710	267,759
International Container Terminal Services, Inc.	51,900	378,678
Jollibee Foods Corp.	78,420	300,705
PLDT, Inc. ADR (a)	15,392	334,930
SM Investments Corp.	2,580	39,939
Security Description	Shares	Value
SM Prime Holdings, Inc.	700,500	$291,616
		1,980,268
POLAND — 0.2%
Allegro.eu SA (b) (c)	42,021	402,216
Bank Polska Kasa Opieki SA	3,951	202,265
CD Projekt SA	6,497	504,838
Dino Polska SA (b) (c)	1,205	175,394
InPost SA (b)	1,784	29,527
KGHM Polska Miedz SA (b)	4,062	144,889
LPP SA	71	288,224
mBank SA (b)	1,653	365,021
ORLEN SA	26,547	603,115
PGE Polska Grupa Energetyczna SA (b)	41,432	130,759
Powszechna Kasa Oszczednosci Bank Polski SA	47,962	998,592
Powszechny Zaklad Ubezpieczen SA	9,413	164,101
Santander Bank Polska SA	3,546	484,346
		4,493,287
PORTUGAL — 0.1%
EDP SA	172,122	743,931
Galp Energia SGPS SA	7,978	145,812
Jeronimo Martins SGPS SA	20,121	507,337
		1,397,080
QATAR — 0.2%
Commercial Bank PSQC	292,519	365,548
Qatar Electricity & Water Co. QSC	189,304	842,276
Qatar Islamic Bank QPSC	119,462	726,746
Qatar National Bank QPSC	272,693	1,299,430
		3,234,000
ROMANIA — 0.0% *
NEPI Rockcastle NV	29,987	227,713
RUSSIA — 0.0%
LUKOIL PJSC (b) (e)	44,561	—
Sberbank of Russia PJSC (e)	544,444	—
Surgutneftegas PJSC ADR (b) (e)	139,649	—
		—
SAUDI ARABIA — 1.0%
ACWA Power Co. (b)	7,884	538,143
Al Rajhi Bank	109,248	2,755,595
Alinma Bank	81,727	584,434
Almarai Co. JSC	20,129	272,108
Arab National Bank	54,474	315,471
Bank AlBilad	130,662	916,951
Bank Al-Jazira (b)	111,751	382,882
Banque Saudi Fransi	86,413	411,501
Bupa Arabia for Cooperative Insurance Co.	14,162	672,511
Co. for Cooperative Insurance	5,619	236,716

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Dar Al Arkan Real Estate Development Co. (b)	80,162	$410,375
Dr. Sulaiman Al Habib Medical Services Group Co.	8,537	617,313
Elm Co.	1,473	393,337
Etihad Etisalat Co.	56,843	898,757
Jarir Marketing Co.	249,589	834,514
Mouwasat Medical Services Co.	6,274	126,216
Riyad Bank	85,484	655,062
SABIC Agri-Nutrients Co.	14,620	417,881
Sahara International Petrochemical Co.	32,612	172,342
Saudi Arabian Mining Co. (b)	83,945	1,199,694
Saudi Arabian Oil Co. (c)	164,590	1,067,279
Saudi Awwal Bank	60,035	539,443
Saudi Basic Industries Corp.	30,554	445,214
Saudi Electricity Co.	79,819	312,849
Saudi Industrial Investment Group	50,125	224,129
Saudi Kayan Petrochemical Co. (b)	155,473	214,317
Saudi National Bank	161,617	1,556,487
Saudi Research & Media Group (b)	5,200	268,146
Saudi Telecom Co.	90,636	1,028,038
		18,467,705
SINGAPORE — 1.2%
CapitaLand Ascendas REIT	79,300	166,862
CapitaLand Integrated Commercial Trust REIT	156,160	266,060
CapitaLand Investment Ltd.	391,856	815,309
DBS Group Holdings Ltd.	191,084	6,737,787
Grab Holdings Ltd. Class A (b)	117,719	592,126
Sea Ltd. ADR (b)	22,538	3,604,728
Singapore Exchange Ltd.	211,700	2,473,282
Singapore Telecommunications Ltd.	797,900	2,393,105
STMicroelectronics NV	40,693	1,238,849
United Overseas Bank Ltd.	178,729	5,051,815
		23,339,923
SOUTH AFRICA — 1.0%
Absa Group Ltd.	28,126	278,550
Anglo American PLC	75,679	2,229,693
Aspen Pharmacare Holdings Ltd.	32,526	218,698
Bid Corp. Ltd.	21,802	573,449
Bidvest Group Ltd.	26,539	348,731
Capitec Bank Holdings Ltd.	6,983	1,395,307
Discovery Ltd.	75,219	909,167
FirstRand Ltd.	336,677	1,433,950
Gold Fields Ltd.	63,786	1,492,351
Harmony Gold Mining Co. Ltd.	29,422	405,306
Impala Platinum Holdings Ltd. (b)	56,219	502,772
MTN Group Ltd.	117,984	935,042
Naspers Ltd. Class N	11,734	3,641,695
Nedbank Group Ltd.	17,513	239,518
Security Description	Shares	Value
Old Mutual Ltd.	215,000	$145,545
Remgro Ltd. (a)	36,364	323,713
Sanlam Ltd.	213,480	1,065,163
Sasol Ltd. (b)	32,113	142,321
Standard Bank Group Ltd.	104,590	1,339,093
Valterra Platinum Ltd. (d)	5,547	246,682
Valterra Platinum Ltd. (b) (d)	8,792	385,540
Woolworths Holdings Ltd.	58,310	169,832
		18,422,118
SOUTH KOREA — 3.1%
Alteogen, Inc. (b)	2,724	750,836
Amorepacific Corp.	1,574	159,429
Celltrion, Inc.	11,490	1,358,776
CJ CheilJedang Corp.	2,186	403,315
Coway Co. Ltd.	3,410	244,582
Delivery Hero SE (b) (c)	12,009	323,803
Doosan Enerbility Co. Ltd. (b)	26,279	1,331,864
Ecopro BM Co. Ltd. (b)	3,128	233,163
Ecopro Co. Ltd.	5,479	183,296
Hana Financial Group, Inc.	24,137	1,543,437
Hanmi Semiconductor Co. Ltd.	1,477	111,629
Hanwha Aerospace Co. Ltd.	2,108	1,324,529
HD Hyundai Co. Ltd.	9,947	954,458
HD Hyundai Electric Co. Ltd.	1,329	499,261
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	5,053	1,370,330
HLB, Inc. (b)	8,748	318,262
HMM Co. Ltd.	16,510	275,248
HYBE Co. Ltd.	1,261	288,714
Hyundai Mobis Co. Ltd.	4,182	889,326
Hyundai Motor Co.	11,518	1,736,746
Kakao Corp.	19,221	854,520
KakaoBank Corp.	9,894	219,932
KB Financial Group, Inc.	28,372	2,331,398
Kia Corp.	19,540	1,402,953
Korea Aerospace Industries Ltd.	8,376	557,324
Korea Electric Power Corp. ADR	43,109	613,872
Korea Zinc Co. Ltd.	791	480,016
Korean Air Lines Co. Ltd.	7,655	129,890
Krafton, Inc. (b)	1,966	528,792
KT&G Corp.	12,491	1,181,906
LG Chem Ltd.	2,737	428,924
LG Electronics, Inc.	11,300	617,916
LG Energy Solution Ltd. (b)	2,373	522,215
LG H&H Co. Ltd.	1,115	263,962
LG Innotek Co. Ltd.	191	20,861
Meritz Financial Group, Inc.	6,624	552,164
NAVER Corp.	11,346	2,206,821
POSCO Future M Co. Ltd. (b)	2,008	188,064
POSCO Holdings, Inc. ADR	20,242	981,535
Posco International Corp.	4,093	150,728
Samsung Biologics Co. Ltd. (b) (c)	1,004	737,973
Samsung C&T Corp.	4,853	580,375
Samsung Electro-Mechanics Co. Ltd.	3,007	300,121

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Samsung Electronics Co. Ltd. GDR	12,619	$13,893,519
Samsung Electronics Co. Ltd. Preference Shares	29,219	1,071,681
Samsung Fire & Marine Insurance Co. Ltd.	2,832	910,705
Samsung Heavy Industries Co. Ltd. (b)	46,621	578,963
Samsung Life Insurance Co. Ltd.	2,576	243,170
Samsung SDI Co. Ltd.	3,421	438,018
Samsung SDS Co. Ltd.	1,900	238,767
Shinhan Financial Group Co. Ltd.	36,733	1,671,166
SK Hynix, Inc.	36,323	7,858,859
SK Innovation Co. Ltd.	4,769	432,518
SK Square Co. Ltd. (b)	5,953	807,201
SK, Inc.	3,411	516,856
SKC Co. Ltd. (b)	252	20,577
		58,835,266
SPAIN — 2.0%
ACS Actividades de Construccion y Servicios SA (a)	26,904	1,861,714
Aena SME SA (c)	9,590	255,089
Amadeus IT Group SA	22,961	1,926,583
Banco Bilbao Vizcaya Argentaria SA	397,873	6,097,246
Banco de Sabadell SA	191,348	607,131
Banco Santander SA	1,012,349	8,350,503
CaixaBank SA	100,048	863,663
Cellnex Telecom SA (b) (c)	23,580	912,035
Grifols SA (b)	12,550	152,474
Iberdrola SA	482,195	9,220,536
Industria de Diseno Textil SA	84,095	4,361,223
Repsol SA (a)	105,482	1,539,702
Telefonica SA (a)	277,248	1,450,845
		37,598,744
SWEDEN — 1.9%
Assa Abloy AB Class B	98,086	3,038,171
Atlas Copco AB Class B	325,230	4,588,178
Beijer Ref AB (a)	17,613	276,012
Boliden AB (b)	5,911	183,029
Epiroc AB Class B	81,309	1,544,209
EQT AB (a)	15,423	511,219
Essity AB Class B	24,794	681,611
Evolution AB (c)	10,610	836,741
Fastighets AB Balder Class B (b)	27,610	203,546
H & M Hennes & Mauritz AB Class B (a)	57,026	795,219
Hexagon AB Class B	67,429	673,271
Industrivarden AB Class A	2,067	74,435
Investor AB Class B	88,865	2,608,493
Lifco AB Class B	9,406	377,803
Nibe Industrier AB Class B (a)	90,095	381,352
Saab AB Class B	16,998	941,004
Sagax AB Class B (a)	4,611	104,505
Security Description	Shares	Value
Sandvik AB	91,864	$2,090,710
Securitas AB Class B	96,627	1,434,643
Skandinaviska Enskilda Banken AB Class A	109,227	1,892,195
Skanska AB Class B	60,876	1,406,541
SKF AB Class B	40,030	911,873
Svenska Cellulosa AB SCA Class B	2,481	32,020
Svenska Handelsbanken AB Class A	130,245	1,728,100
Swedbank AB Class A	66,538	1,748,906
Swedish Orphan Biovitrum AB (b)	5,990	181,138
Tele2 AB Class B	67,277	975,934
Telefonaktiebolaget LM Ericsson Class B	236,384	2,007,567
Telia Co. AB	147,663	526,328
Volvo AB Class B	105,027	2,924,764
		35,679,517
SWITZERLAND — 2.9%
ABB Ltd.	130,981	7,784,813
Chocoladefabriken Lindt & Spruengli AG	58	972,739
Cie Financiere Richemont SA Class A	36,350	6,824,758
DSM-Firmenich AG	15,732	1,666,831
Geberit AG	4,116	3,226,613
Givaudan SA	737	3,556,303
Julius Baer Group Ltd.	13,572	914,576
Kuehne & Nagel International AG	5,541	1,194,865
Logitech International SA	6,228	558,955
Lonza Group AG	4,860	3,449,623
Partners Group Holding AG	531	690,433
Sandoz Group AG	26,812	1,462,534
SGS SA	15,481	1,565,604
Sika AG	8,728	2,361,823
Sonova Holding AG	2,229	661,979
Straumann Holding AG	3,001	390,394
Swatch Group AG Bearer Shares (a)	4,296	696,751
Temenos AG	4,273	304,639
UBS Group AG	217,088	7,322,629
VAT Group AG (c)	1,218	512,142
Zurich Insurance Group AG	11,854	8,259,081
		54,378,085
TAIWAN — 5.5%
Accton Technology Corp.	53,000	1,324,456
Acer, Inc.	420,000	435,643
Advantech Co. Ltd.	40,644	473,058
Alchip Technologies Ltd.	4,000	423,798
ASE Technology Holding Co. Ltd.	205,000	1,035,105
Asia Vital Components Co. Ltd.	15,000	381,521
Asustek Computer, Inc.	42,000	925,921
AUO Corp. ADR (b)	120,697	595,036

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Catcher Technology Co. Ltd.	43,000	$312,064
Cathay Financial Holding Co. Ltd.	432,109	928,949
Chailease Holding Co. Ltd.	98,094	424,787
China Airlines Ltd.	229,000	169,328
China Steel Corp.	675,000	434,411
Chunghwa Telecom Co. Ltd. ADR (a)	47,194	2,199,712
Compal Electronics, Inc.	238,000	236,273
CTBC Financial Holding Co. Ltd.	785,558	1,175,164
Delta Electronics, Inc.	165,785	2,343,873
E Ink Holdings, Inc.	56,000	423,661
E.Sun Financial Holding Co. Ltd.	1,359,168	1,528,436
Eclat Textile Co. Ltd. (b)	18,650	261,759
eMemory Technology, Inc.	7,000	565,521
Eva Airways Corp.	192,000	262,248
Evergreen Marine Corp. Taiwan Ltd.	68,400	465,959
Far EasTone Telecommunications Co. Ltd.	110,000	337,396
Feng TAY Enterprise Co. Ltd.	60,665	254,398
First Financial Holding Co. Ltd.	437,680	435,253
Formosa Plastics Corp.	387,000	461,692
Fortune Electric Co. Ltd.	9,300	179,238
Fubon Financial Holding Co. Ltd.	540,267	1,614,587
Global Unichip Corp.	7,000	312,714
Globalwafers Co. Ltd.	28,000	288,991
Hon Hai Precision Industry Co. Ltd. GDR	429,528	4,638,902
Hotai Motor Co. Ltd. (b)	14,280	275,706
Innolux Corp.	603,485	241,708
Inventec Corp.	208,000	301,191
KGI Financial Holding Co. Ltd.	818,742	419,012
Largan Precision Co. Ltd.	7,000	570,314
Lite-On Technology Corp.	130,000	491,750
MediaTek, Inc.	102,000	4,364,645
Mega Financial Holding Co. Ltd.	589,445	828,314
Micro-Star International Co. Ltd.	79,000	388,077
Novatek Microelectronics Corp.	45,000	839,552
Pegatron Corp.	48,000	126,195
PharmaEssentia Corp. (b)	23,000	431,467
Pou Chen Corp. (b)	127,000	134,556
President Chain Store Corp.	35,000	307,322
Quanta Computer, Inc.	175,000	1,644,444
Realtek Semiconductor Corp.	42,000	815,213
Ruentex Development Co. Ltd.	179,636	182,944
Taishin Financial Holding Co. Ltd.	1,101,283	593,770
Taiwan Cooperative Financial Holding Co. Ltd.	491,895	416,760
Taiwan High Speed Rail Corp.	370,000	357,815
Taiwan Mobile Co. Ltd.	110,000	433,041
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	252,855	57,269,129
Unimicron Technology Corp.	86,000	335,615
Uni-President Enterprises Corp.	416,000	1,153,499
Security Description	Shares	Value
United Microelectronics Corp. ADR (a)	206,513	$1,579,824
Vanguard International Semiconductor Corp.	105,877	364,256
Voltronic Power Technology Corp.	5,000	215,665
Wan Hai Lines Ltd.	51,635	157,316
Wistron Corp.	120,000	503,218
Wiwynn Corp.	8,000	692,866
Yageo Corp.	35,346	586,841
Yang Ming Marine Transport Corp.	125,000	304,241
Zhen Ding Technology Holding Ltd.	127,000	436,927
		103,613,047
THAILAND — 0.3%
Advanced Info Service PCL	48,700	416,460
Airports of Thailand PCL	192,300	178,939
Bangkok Dusit Medical Services PCL Class F	442,600	283,188
Bumrungrad Hospital PCL	67,959	291,623
Central Pattana PCL	225,500	320,818
CP ALL PCL NVDR	337,000	456,123
Delta Electronics Thailand PCL	272,400	804,411
Gulf Development PCL (b)	221,288	263,772
Home Product Center PCL	221,300	44,248
Minor International PCL	428,209	305,593
PTT Oil & Retail Business PCL	43,700	15,190
PTT PCL	1,072,620	989,844
SCB X PCL NVDR	110,400	399,031
Siam Cement PCL	27,700	143,149
		4,912,389
TURKEY — 0.2%
Akbank TAS	341,369	585,055
Aselsan Elektronik Sanayi Ve Ticaret AS	346,676	1,313,751
BIM Birlesik Magazalar AS	27,744	344,939
Ford Otomotiv Sanayi AS	36,030	80,809
KOC Holding AS	29,270	113,274
Sasa Polyester Sanayi AS (b)	660,610	50,799
Turk Hava Yollari AO	27,850	198,411
Turkiye Is Bankasi AS Class C	1,201,674	403,140
Yapi ve Kredi Bankasi AS (b)	139,125	110,829
		3,201,007
UNITED ARAB EMIRATES — 0.5%
Abu Dhabi Commercial Bank PJSC	235,973	866,062
Abu Dhabi Islamic Bank PJSC	239,930	1,404,494
Aldar Properties PJSC	482,923	1,172,842
Dubai Islamic Bank PJSC	274,324	677,435
Emaar Properties PJSC	464,812	1,721,127
Emirates NBD Bank PJSC	103,016	639,494
Emirates Telecommunications Group Co. PJSC	210,961	1,010,908
First Abu Dhabi Bank PJSC	274,546	1,240,852

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Multiply Group PJSC (b)	491,259	$322,348
		9,055,562
UNITED KINGDOM — 7.4%
3i Group PLC	82,738	4,671,254
Admiral Group PLC	1,894	84,871
Anglogold Ashanti PLC	32,433	1,461,664
Ashtead Group PLC	21,404	1,369,462
Associated British Foods PLC	11,269	317,806
AstraZeneca PLC	89,086	12,354,388
Auto Trader Group PLC (c)	61,120	690,482
Aviva PLC	188,162	1,596,593
BAE Systems PLC	233,540	6,037,391
Barclays PLC	1,074,650	4,967,234
Barratt Redrow PLC	42,027	262,560
British American Tobacco PLC	135,066	6,409,583
BT Group PLC (a)	514,852	1,366,959
Centrica PLC	89,105	197,261
CK Hutchison Holdings Ltd.	122,032	750,846
Compass Group PLC	138,441	4,680,208
Croda International PLC	1,064	42,633
Diageo PLC	150,800	3,777,537
Entain PLC	29,263	361,306
HSBC Holdings PLC	1,192,161	14,405,763
Imperial Brands PLC	70,693	2,787,068
InterContinental Hotels Group PLC	12,025	1,368,370
J Sainsbury PLC	187,954	746,416
JD Sports Fashion PLC	67,037	81,520
Kingfisher PLC	58,387	232,671
Land Securities Group PLC REIT	94,707	818,922
Legal & General Group PLC	85,251	297,433
Lloyds Banking Group PLC	3,805,074	3,999,353
London Stock Exchange Group PLC	24,297	3,540,963
M&G PLC	129,105	454,682
Melrose Industries PLC	36,544	265,814
National Grid PLC	359,832	5,234,209
NatWest Group PLC	333,451	2,336,813
Next PLC	14,060	2,396,828
Pearson PLC	77,668	1,140,422
Reckitt Benckiser Group PLC	43,965	2,985,259
RELX PLC (d)	123,363	6,655,514
RELX PLC (d)	17,071	920,181
Rentokil Initial PLC	92,910	448,291
Rolls-Royce Holdings PLC	589,288	7,813,664
Sage Group PLC	141,625	2,426,917
Segro PLC REIT	94,524	880,292
Severn Trent PLC	35,150	1,316,907
Smith & Nephew PLC	94,055	1,434,526
Smiths Group PLC	28,139	866,063
SSE PLC	102,089	2,561,525
Standard Chartered PLC	173,060	2,862,432
Tesco PLC	396,681	2,181,433
Unilever PLC	155,911	9,454,124
United Utilities Group PLC	82,546	1,291,229
Security Description	Shares	Value
Vodafone Group PLC	1,567,775	$1,671,025
Whitbread PLC	18,158	702,441
Wise PLC Class A (b)	34,149	486,679
WPP PLC	100,549	706,297
		139,172,084
UNITED STATES — 6.7%
Alcon AG	32,580	2,873,261
Amrize Ltd. (b)	26,016	1,293,610
BP PLC	1,102,319	5,524,125
CSL Ltd.	29,799	4,676,751
CyberArk Software Ltd. (b)	3,286	1,337,008
Experian PLC	71,486	3,675,489
Ferrovial SE	47,598	2,528,807
GFL Environmental, Inc. (a)	11,544	581,557
GSK PLC	256,585	4,887,394
Haleon PLC	320,761	1,645,692
Holcim AG	26,016	1,925,053
James Hardie Industries PLC CDI (a) (b)	49,580	1,354,927
JBS NV BDR (b)	35,691	511,446
Legend Biotech Corp. ADR (a) (b)	6,582	233,595
Monday.com Ltd. (b)	2,365	743,745
Nestle SA	169,789	16,814,657
Novartis AG	123,117	14,874,575
Qiagen NV (b)	215	10,318
Roche Holding AG	46,505	15,096,598
Sanofi SA	72,966	7,041,377
Schneider Electric SE	37,679	9,987,015
Shell PLC	416,580	14,576,912
Spotify Technology SA (b)	9,750	7,481,565
Stellantis NV	118,641	1,185,020
Swiss Re AG	24,899	4,290,073
		125,150,570
ZAMBIA — 0.1%
First Quantum Minerals Ltd. (b)	49,553	878,481
TOTAL COMMON STOCKS (Cost $1,462,373,819)		1,867,917,663
RIGHTS — 0.0% *
SOUTH KOREA — 0.0% *
Hanwha Aerospace Co. Ltd. (expiring 07/02/25) (b)	152	18,471
POSCO Future M Co. Ltd. (expiring 07/22/25) (b)	238	5,290
TOTAL RIGHTS (Cost $0)		23,761
WARRANTS — 0.0% *
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (b) (e)	1,374	—
MALAYSIA — 0.0% *
YTL Corp. Bhd. (expiring 06/02/28) (b)	46,640	9,083

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
YTL Power International Bhd. (expiring 06/02/28) (b)	30,900	$11,228
		20,311
TOTAL WARRANTS (Cost $0)		20,311
SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (f) (g)	1,559,672	1,559,672
State Street Navigator Securities Lending Portfolio II (h) (i)	64,575,269	64,575,269
TOTAL SHORT-TERM INVESTMENTS (Cost $66,134,941)		66,134,941
TOTAL INVESTMENTS — 102.8% (Cost $1,528,508,760)		1,934,096,676
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(52,239,147)
NET ASSETS — 100.0%		$1,881,857,529
(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.4% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	76	09/19/2025	$4,572,762	$4,687,300	$114,538
MSCI EAFE Index (long)	50	09/19/2025	6,621,512	6,704,250	82,738
S&P/TSX 60 Index (long)	2	09/18/2025	462,939	469,036	6,097
					$203,373
See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,863,860,428	$4,057,235	$0(a)	$1,867,917,663
Rights	—	23,761	—	23,761
Warrants	—	20,311	0(a)	20,311
Short-Term Investments	66,134,941	—	—	66,134,941
TOTAL INVESTMENTS	$1,929,995,369	$4,101,307	$0	$1,934,096,676
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$203,373	$—	$—	$203,373
TOTAL OTHER FINANCIAL INSTRUMENTS:	$203,373	$—	$—	$203,373
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2025.

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	542,651	$542,651	$79,473,763	$78,456,742	$—	$—	1,559,672	$1,559,672	$110,141
State Street Navigator Securities Lending Portfolio II	68,426,253	68,426,253	263,663,559	267,514,543	—	—	64,575,269	64,575,269	285,510
Total		$68,968,904	$343,137,322	$345,971,285	$—	$—		$66,134,941	$395,651
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUSTRALIA — 1.7%
Alpha HPA Ltd. (a)	80,407	$45,054
AMP Ltd.	75,393	62,255
ANZ Group Holdings Ltd.	19,836	379,066
Aussie Broadband Ltd. (b)	10,618	27,208
Bellevue Gold Ltd. (a)	72,012	42,474
BHP Group Ltd.	34,230	824,399
Boss Energy Ltd. (a) (b)	20,676	63,279
Brambles Ltd.	56,223	862,927
Capricorn Metals Ltd. (a)	3,177	19,884
Catalyst Metals Ltd. (a)	7,026	24,035
Centuria Capital Group REIT (b)	34,947	38,591
Codan Ltd.	1,265	16,672
Coles Group Ltd.	25,687	350,820
Commonwealth Bank of Australia (b)	10,302	1,247,324
Deep Yellow Ltd. (a) (b)	37,731	41,294
Deterra Royalties Ltd. (b)	9,393	23,145
Emerald Resources NL (a) (b)	10,485	26,936
Endeavour Group Ltd. (b)	9,707	25,510
Firefinch Ltd. (a) (b) (c)	22,838	898
Fortescue Ltd. (b)	40,317	403,724
Genesis Minerals Ltd. (a) (b)	39,940	112,551
Glencore PLC (a)	44,227	171,880
Gold Road Resources Ltd.	7,768	16,647
Greatland Resources Ltd. (a)	4,657	21,059
Helia Group Ltd.	9,780	36,084
HMC Capital Ltd. REIT	17,524	58,570
Iluka Resources Ltd. (b)	9,393	23,392
Ingenia Communities Group REIT	16,108	57,743
Insurance Australia Group Ltd.	125,423	742,230
IperionX Ltd. (a) (b)	5,561	17,311
Lendlease Corp. Ltd. Stapled Security	66,306	233,781
Leo Lithium Ltd. (b) (c)	19,090	2,587
Liontown Resources Ltd. (a) (b)	17,078	7,834
Lynas Rare Earths Ltd. (a) (b)	5,872	33,133
Macquarie Group Ltd.	11,574	1,734,922
Mader Group Ltd. (b)	5,610	24,743
Megaport Ltd. (a)	10,746	101,692
Mesoblast Ltd. (a) (b)	21,979	23,839
Nanosonics Ltd. (a) (b)	17,215	45,691
National Australia Bank Ltd.	25,026	645,535
Neuren Pharmaceuticals Ltd. (a) (b)	4,011	37,090
Northern Star Resources Ltd.	5,137	62,449
Nufarm Ltd. (a) (b)	1,910	3,079
Nuix Ltd. (a) (b)	6,500	9,329
Objective Corp. Ltd. (b)	5,407	67,893
Ora Banda Mining Ltd. (a)	44,680	22,400
Origin Energy Ltd.	41,795	295,542
Orora Ltd.	4,652	5,762
Paladin Energy Ltd. (a) (b) (d)	2,629	13,904
Paladin Energy Ltd. (a) (b) (d)	5,166	27,221
Security Description	Shares	Value
Pantoro Gold Ltd. (a)	4,699	$9,331
Perseus Mining Ltd.	15,650	34,871
Pilbara Minerals Ltd. (a) (b)	20,324	17,781
PolyNovo Ltd. (a) (b)	82,387	64,521
Pro Medicus Ltd. (b)	3,480	650,159
QBE Insurance Group Ltd.	19,720	302,281
Ramelius Resources Ltd. (b)	24,413	40,318
Region Group REIT (b)	837,623	1,207,660
Regis Resources Ltd. (a)	5,421	15,596
Rio Tinto Ltd. (b)	1,354	95,061
Rio Tinto PLC	17,839	1,037,718
Santos Ltd.	35,207	176,738
Scentre Group REIT	58,709	136,971
Silex Systems Ltd. (a) (b)	9,917	27,426
SiteMinder Ltd. (a) (b)	12,455	36,159
Sonic Healthcare Ltd.	31,138	546,685
South32 Ltd. (b)	17,225	32,810
Spartan Resources Ltd. (a)	13,170	17,132
Suncorp Group Ltd.	35,041	496,255
Telix Pharmaceuticals Ltd. (a) (b)	10,721	171,575
Temple & Webster Group Ltd. (a)	9,638	134,663
Transurban Group Stapled Security	57,963	531,045
Tuas Ltd. (a)	4,559	17,777
Vault Minerals Ltd. (a)	178,796	49,213
Vicinity Ltd. REIT	218,173	353,160
Vulcan Energy Resources Ltd. (a) (b)	7,563	18,041
WA1 Resources Ltd. (a)	2,706	28,090
Wesfarmers Ltd.	25,687	1,426,680
West African Resources Ltd. (a)	50,793	75,562
Westgold Resources Ltd. (b)	20,984	39,468
Westpac Banking Corp.	28,916	641,650
Woodside Energy Group Ltd. (b)	20,132	311,763
Woolworths Group Ltd. (b)	9,707	197,906
Zip Co. Ltd. (a) (b)	68,136	137,084
		18,260,538
AUSTRIA — 0.1%
DO & Co. AG (a)	2,937	624,704
Kontron AG	1,567	45,986
OMV AG	5,291	286,816
Schoeller-Bleckmann Oilfield Equipment AG	3,657	129,427
		1,086,933
BAHAMAS — 0.0% *
OneSpaWorld Holdings Ltd.	4,642	94,650
BELGIUM — 0.2%
Anheuser-Busch InBev SA	9,990	682,966
KBC Group NV	2,859	294,190
Liberty Global Ltd. Class C (a)	13,415	138,309
Solvay SA (b)	3,791	130,565
Syensqo SA (b)	3,791	291,390
UCB SA	4,644	910,104
		2,447,524

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
BRAZIL — 0.7%
Afya Ltd. Class A	826	$14,752
Ambev SA ADR	85,485	206,019
Banco Bradesco SA ADR	121,249	374,659
Banco Pan SA Preference Shares	6,154	9,122
Brava Energia (a)	9,631	30,704
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	6,624	8,253
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,100	111,319
Cia de Saneamento de Minas Gerais Copasa MG	5,919	30,333
Cia De Sanena Do Parana	8,400	58,623
Cia Energetica de Minas Gerais ADR	18,938	37,119
Cia Siderurgica Nacional SA ADR (b)	42,032	58,845
Cury Construtora e Incorporadora SA	5,980	32,344
Cyrela Brazil Realty SA Empreendimentos e Participacoes	6,226	29,819
Direcional Engenharia SA	3,804	28,451
Embraer SA	12,039	169,870
ERO Copper Corp. (a)	666	11,226
Gerdau SA ADR	47,784	139,529
Iguatemi SA	20,564	87,375
Inter & Co., Inc. Class A	826	6,137
Itau Unibanco Holding SA ADR	89,953	610,781
Karoon Energy Ltd.	10,452	13,152
Marfrig Global Foods SA	3,605	15,126
MercadoLibre, Inc. (a)	540	1,411,360
Minerva SA (a)	12,678	11,382
NU Holdings Ltd. Class A (a)	27,166	372,718
Orizon Valorizacao de Residuos SA (a)	12,309	121,492
Petroleo Brasileiro SA - Petrobras ADR (d)	53,041	612,093
Petroleo Brasileiro SA - Petrobras ADR (d)	21,645	270,779
Petroreconcavo SA	8,429	22,131
Pluxee NV (b)	7,591	164,759
PRIO SA (a)	64,207	498,800
Santos Brasil Participacoes SA	3,574	9,056
Serena Energia SA (a)	63,811	136,558
TOTVS SA	2,000	15,468
Tres Tentos Agroindustrial SA	6,400	17,718
Vale SA ADR	65,603	637,005
Wheaton Precious Metals Corp.	7,814	701,284
Yara International ASA	4,768	175,272
		7,261,433
BURKINA FASO — 0.0% *
IAMGOLD Corp. (a)	5,413	39,789
Security Description	Shares	Value
CANADA — 2.8%
Advantage Energy Ltd. (a) (b)	30,817	$267,179
Agnico Eagle Mines Ltd.	3,825	454,795
Alamos Gold, Inc. Class A	982	26,067
Allied Gold Corp. (a)	400	5,359
Altius Minerals Corp. (b)	8,246	165,464
AtkinsRealis Group, Inc.	6,964	487,454
Aurinia Pharmaceuticals, Inc. (a)	7,807	66,125
Aya Gold & Silver, Inc. (a) (b)	8,483	76,157
B2Gold Corp.	11,729	42,291
Bank of Montreal (b)	6,961	769,868
Bank of Nova Scotia	8,365	461,623
Barrick Mining Corp. (b)	11,206	232,825
Birchcliff Energy Ltd. (b)	4,311	23,601
Bitfarms Ltd. (a) (b)	14,488	11,998
BlackBerry Ltd. (a) (b)	6,062	27,811
Bombardier, Inc. Class B (a) (b)	1,660	144,333
Brookfield Asset Management Ltd. Class A (b)	6,808	376,049
Brookfield Corp. (b)	26,800	1,655,335
Brookfield Wealth Solutions Ltd.	231	14,251
Cameco Corp. (b)	12,796	948,376
Canada Goose Holdings, Inc. (a) (b)	1,850	20,649
Canadian Imperial Bank of Commerce	6,024	426,735
Canadian National Railway Co. (b)	12,159	1,264,376
Canadian Natural Resources Ltd.	24,279	761,555
Canadian Pacific Kansas City Ltd. (b)	12,791	1,014,093
Canadian Tire Corp. Ltd. Class A (b)	3,045	413,714
Celestica, Inc. (a) (b)	942	146,882
Cenovus Energy, Inc. (b)	15,591	211,727
CES Energy Solutions Corp. (b)	1,710	8,309
Champion Iron Ltd. (b)	6,558	17,922
Collective Mining Ltd. (a)	4,100	44,771
Cronos Group, Inc. (a) (b)	2,430	4,648
Defi Technologies, Inc. (a)	5,405	15,837
Discovery Silver Corp. (a)	17,600	38,438
Docebo, Inc. (a)	4,052	117,210
Dundee Precious Metals, Inc. (b)	9,060	145,279
D-Wave Quantum, Inc. (a)	4,126	60,405
Enbridge, Inc. (b)	16,665	754,169
Endeavour Silver Corp. (a) (b)	5,636	27,715
Enerflex Ltd.	1,510	11,896
EQB, Inc.	353	26,791
Equinox Gold Corp. (a) (b)	16,230	93,488
First Majestic Silver Corp. (b) (d)	32,475	268,225
First Majestic Silver Corp. (b) (d)	9,090	75,174
Fortuna Mining Corp. (a)	5,682	37,103
G Mining Ventures Corp. (a)	1,515	19,741
George Weston Ltd.	841	168,329
Headwater Exploration, Inc. (b)	1,040	5,130
Hut 8 Corp. (a)	1,868	34,745

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
IGM Financial, Inc. (b)	4,727	$149,033
Imperial Oil Ltd.	8,775	695,698
Jamieson Wellness, Inc. (e)	2,418	62,944
Just Energy Group, Inc. (a) (c)	352	—
K92 Mining, Inc. (a)	3,756	42,281
Kinaxis, Inc. (a)	321	47,643
Kinross Gold Corp.	26,062	406,449
Lightspeed Commerce, Inc. (a)	2,206	25,835
Lithium Americas Corp. (a) (b)	4,451	11,874
Loblaw Cos. Ltd.	9,814	1,620,083
MAG Silver Corp.	1,472	31,209
Manulife Financial Corp.	22,286	711,127
MEG Energy Corp.	3,160	59,587
Meren Energy, Inc.	24,560	30,059
MTY Food Group, Inc.	4,937	153,772
National Bank of Canada (b)	16,667	1,716,414
New Gold, Inc. (a)	7,505	37,236
NexGen Energy Ltd. (a) (b)	43,643	302,574
Novagold Resources, Inc. (a) (b)	2,740	11,245
Nutrien Ltd. (b)	6,583	382,822
Onex Corp. (b)	10,441	857,777
Orla Mining Ltd. (a) (b)	5,523	55,372
Pan American Silver Corp.	4,627	131,028
Rogers Communications, Inc. Class B (b)	17,599	520,941
Royal Bank of Canada	15,301	2,012,510
Sandstorm Gold Ltd.	1,284	12,054
Shopify, Inc. Class A (a) (b)	13,479	1,551,493
Skeena Resources Ltd. (a)	6,438	102,196
Slate Grocery REIT Class U,	17,327	182,476
South Bow Corp. (b)	2,295	59,456
Southern Cross Gold Consolidated Ltd. CDI (a)	8,635	40,631
SSR Mining, Inc. (a)	10,944	139,316
Sun Life Financial, Inc. (b)	17,212	1,142,968
Suncor Energy, Inc.	24,499	915,862
SunOpta, Inc. (a) (b)	909	5,243
Taseko Mines Ltd. (a) (b)	4,382	13,809
TC Energy Corp. (b)	11,551	562,778
Teck Resources Ltd. Class B	8,748	353,061
TELUS Corp.	63,648	1,020,141
TerraVest Industries, Inc.	402	49,819
Tilray Brands, Inc. (a) (b) (d)	7,577	3,140
Tilray Brands, Inc. (a) (b) (d)	4,125	1,693
TMC the metals Co., Inc. (a)	4,200	27,720
Torex Gold Resources, Inc. (a)	971	31,610
Toronto-Dominion Bank	20,437	1,500,161
TransAlta Corp. (b)	27,336	294,295
Triple Flag Precious Metals Corp.	577	13,654
Voyager Digital Ltd. (a)	6,606	1
Well Health Technologies Corp. (a) (b)	2,292	6,820
Wesdome Gold Mines Ltd. (a)	11,380	158,211
Whitecap Resources, Inc. (b)	8,299	55,651
		30,811,789
Security Description	Shares	Value
CHILE — 0.0% *
Aguas Andinas SA Class A	28,728	$10,464
Cia Cervecerias Unidas SA	903	5,853
Embotelladora Andina SA Preference Shares	29,840	121,512
Enel Chile SA ADR	5,298	19,232
Inversiones Aguas Metropolitanas SA	12,101	11,097
Lundin Mining Corp. (b)	374	3,925
Parque Arauco SA	10,625	22,367
Sociedad Quimica y Minera de Chile SA ADR (a) (b)	1,275	44,969
Vina Concha y Toro SA	11,637	13,402
		252,821
CHINA — 3.0%
360 Security Technology, Inc. Class A	10,000	14,240
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	5,100	12,310
AAC Technologies Holdings, Inc.	2,500	12,962
Accelink Technologies Co. Ltd. Class A	2,400	16,525
AECC Aviation Power Co. Ltd. Class A	5,700	30,668
Agricultural Bank of China Ltd. Class H	360,000	256,815
AK Medical Holdings Ltd. (b) (e)	28,000	21,366
Akeso, Inc. (a) (b) (e)	14,000	163,987
Alibaba Group Holding Ltd.	175,200	2,450,568
Alibaba Group Holding Ltd. ADR	2,488	282,164
Alibaba Health Information Technology Ltd. (a) (b)	86,000	51,929
A-Living Smart City Services Co. Ltd. (e)	2,500	914
Aluminum Corp. of China Ltd. Class A	8,800	8,649
Amlogic Shanghai Co. Ltd. Class A (a)	1,802	17,864
Anhui Conch Cement Co. Ltd. Class H	6,000	15,256
Anhui Gujing Distillery Co. Ltd. Class A	600	11,153
Anhui Gujing Distillery Co. Ltd. Class B	3,600	48,153
Anhui Jianghuai Automobile Group Corp. Ltd. Class A	6,500	36,379
Anhui Yingjia Distillery Co. Ltd. Class A	3,900	21,468
ANTA Sports Products Ltd.	11,400	137,236
Ascentage Pharma Group International (a) (e)	22,400	218,293
Autohome, Inc. ADR	718	18,517
Avicopter PLC Class A	30,200	163,624
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	25,400	26,133

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Baidu, Inc. Class A (a)	27,310	$290,321
Bank of China Ltd. Class H	1,009,000	586,120
Bank of Communications Co. Ltd. Class H	294,000	273,401
Beijing Enlight Media Co. Ltd. Class A	15,400	43,578
Beijing Fourth Paradigm Technology Co. Ltd. (a) (b)	1,900	12,441
Beijing Yanjing Brewery Co. Ltd. Class A	54,700	98,737
BeOne Medicines Ltd. (a)	4,131	77,779
Bestechnic Shanghai Co. Ltd. Class A	916	44,499
Bethel Automotive Safety Systems Co. Ltd. Class A	1,900	13,976
Bilibili, Inc. Class Z (a) (b)	1,995	42,619
BOE Varitronix Ltd.	57,000	47,924
BYD Co. Ltd. Class A	2,500	115,839
BYD Co. Ltd. Class H (b)	34,500	538,376
Cambricon Technologies Corp. Ltd. Class A (a)	255	21,413
Canggang Railway Ltd. (b)	32,000	6,848
CARsgen Therapeutics Holdings Ltd. (a) (e)	11,000	32,369
CGN Mining Co. Ltd. (b)	40,000	12,382
CGN New Energy Holdings Co. Ltd. (b)	14,000	4,423
Chifeng Jilong Gold Mining Co. Ltd. Class A	16,800	58,352
China CITIC Bank Corp. Ltd. Class H	62,000	59,078
China Conch Venture Holdings Ltd.	5,000	5,771
China Construction Bank Corp. Class H	1,132,000	1,142,094
China East Education Holdings Ltd. (e)	26,500	22,550
China Foods Ltd.	60,000	23,465
China Gas Holdings Ltd.	22,110	20,645
China Jushi Co. Ltd. Class A	8,600	13,687
China Life Insurance Co. Ltd. Class H	96,000	230,400
China Mengniu Dairy Co. Ltd.	58,000	118,955
China Merchants Bank Co. Ltd. Class H	109,674	766,321
China Merchants Energy Shipping Co. Ltd. Class A	7,700	6,729
China Minsheng Banking Corp. Ltd. Class H	43,500	24,659
China National Software & Service Co. Ltd. Class A (a)	7,700	50,275
China Overseas Land & Investment Ltd.	48,000	83,282
China Overseas Property Holdings Ltd.	5,000	3,490
China Pacific Insurance Group Co. Ltd. Class H	18,400	62,935
Security Description	Shares	Value
China Petroleum & Chemical Corp. Class H	563,200	$294,873
China Rare Earth Resources & Technology Co. Ltd. Class A (a)	13,800	69,586
China Resources Beer Holdings Co. Ltd.	8,000	25,478
China Resources Gas Group Ltd.	2,000	5,108
China Resources Land Ltd.	31,000	105,045
China Ruyi Holdings Ltd. (a) (b)	164,000	52,856
China Shenhua Energy Co. Ltd. Class H (b)	44,500	172,615
China Tower Corp. Ltd. Class H (e)	42,000	60,031
China Vanke Co. Ltd. Class H (a) (b)	12,400	7,724
Chongqing Brewery Co. Ltd. Class A	2,100	16,154
CITIC Ltd.	89,000	122,219
CMOC Group Ltd. Class A	7,400	8,698
CNOOC Energy Technology & Services Ltd. Class A	100,100	57,015
COFCO Joycome Foods Ltd. (a) (b)	64,000	12,882
Contemporary Amperex Technology Co. Ltd. Class A	720	25,352
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	5,700	8,220
COSCO SHIPPING Ports Ltd.	43,703	28,950
Country Garden Services Holdings Co. Ltd.	10,000	8,357
CSG Holding Co. Ltd. Class B	193,700	44,415
CSPC Pharmaceutical Group Ltd.	26,880	26,366
Dalipal Holdings Ltd. (a) (b)	10,000	7,096
Daqo New Energy Corp. ADR (a) (b)	3,830	58,101
Dongyue Group Ltd. (b)	23,000	30,706
East Buy Holding Ltd. (a) (e)	9,000	13,597
Eastroc Beverage Group Co. Ltd. Class A	900	39,458
Ecovacs Robotics Co. Ltd. Class A	3,100	25,200
Empyrean Technology Co. Ltd. Class A	2,700	46,694
ENN Energy Holdings Ltd.	25,500	203,675
Eoptolink Technology, Inc. Ltd. Class A	3,920	69,511
Everest Medicines Ltd. (a) (b) (e)	8,000	63,389
Evergrande Property Services Group Ltd. (a) (e)	93,000	10,070
Ganfeng Lithium Group Co. Ltd. Class A	980	4,620
GDS Holdings Ltd. Class A (a) (b)	11,561	43,446
Geely Automobile Holdings Ltd.	56,000	113,855

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
GEM Co. Ltd. Class A	3,900	$3,457
Genscript Biotech Corp. (a) (b)	10,000	18,854
Global New Material International Holdings Ltd. (a) (b)	24,000	14,278
Great Wall Motor Co. Ltd. Class A (a)	22,600	67,770
Great Wall Motor Co. Ltd. Class H (a)	6,500	10,003
Guangdong Investment Ltd.	4,000	3,343
Guangzhou Automobile Group Co. Ltd. Class A	69,900	73,089
Guangzhou Haige Communications Group, Inc. Co. Class A	12,700	24,715
Guangzhou R&F Properties Co. Ltd. Class H (a) (b)	31,200	3,776
Guangzhou Tinci Materials Technology Co. Ltd. Class A	2,380	6,020
H World Group Ltd. ADR (b)	626	21,234
Haichang Ocean Park Holdings Ltd. (a) (b) (e)	199,000	20,027
Haidilao International Holding Ltd. (b) (e)	2,000	3,796
Haier Smart Home Co. Ltd. Class H	75,400	215,634
Hainan Airport Infrastructure Co. Ltd. Class A (a)	112,000	55,350
Hainan Meilan International Airport Co. Ltd. Class H (a)	6,000	8,178
Hangzhou First Applied Material Co. Ltd. Class A	548	991
Hangzhou Steam Turbine Power Group Co. Ltd. Class B	48,500	69,074
Hangzhou Tigermed Consulting Co. Ltd. Class A	300	2,233
HBM Holdings Ltd. (a) (e)	13,000	14,043
Health & Happiness H&H International Holdings Ltd.	47,500	69,102
Hello Group, Inc. ADR	4,074	34,385
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	3,700	8,595
Hengan International Group Co. Ltd.	8,500	24,417
Hithink RoyalFlush Information Network Co. Ltd. Class A	400	15,245
Huafon Chemical Co. Ltd. Class A	9,400	8,674
Huagong Tech Co. Ltd. Class A	4,100	26,907
Huaneng Power International, Inc. Class H	170,000	109,580
Huangshan Tourism Development Co. Ltd. Class B	27,100	19,756
Hundsun Technologies, Inc. Class A	11,400	53,378
HUYA, Inc. ADR	8,818	31,039
Hwatsing Technology Co. Ltd. Class A	397	9,350
Security Description	Shares	Value
Hygeia Healthcare Holdings Co. Ltd. (a) (b) (e)	1,200	$2,333
Iflytek Co. Ltd. Class A	1,100	7,353
Industrial & Commercial Bank of China Ltd. Class H	691,000	547,518
INESA Intelligent Tech, Inc. Class B (a)	272,800	203,782
Ingenic Semiconductor Co. Ltd. Class A	2,700	26,083
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	6,700	18,501
Innovent Biologics, Inc. (a) (b) (e)	8,000	79,898
Inspur Digital Enterprise Technology Ltd.	56,000	53,789
iQIYI, Inc. ADR (a) (b)	14,128	25,007
Isoftstone Information Technology Group Co. Ltd. Class A	5,500	41,954
JA Solar Technology Co. Ltd. Class A (a)	3,528	4,915
JD Health International, Inc. (a) (e)	1,150	6,299
JD.com, Inc. Class A	26,123	425,622
Jiangsu Hoperun Software Co. Ltd. Class A (a)	12,300	87,281
Jiangsu King's Luck Brewery JSC Ltd. Class A	8,100	44,022
Jiangsu Yanghe Distillery Co. Ltd. Class A	600	5,407
Jiangsu Yoke Technology Co. Ltd. Class A	11,400	87,038
Jinan Acetate Chemical Co. Ltd.	13,700	42,443
Jinchuan Group International Resources Co. Ltd. (b)	28,000	2,283
JinkoSolar Holding Co. Ltd. ADR (b)	2,845	60,371
Jinxin Fertility Group Ltd. (a) (b) (e)	4,500	1,754
JOYY, Inc. ADR	615	31,310
Kangji Medical Holdings Ltd. (b)	5,000	4,841
Kanzhun Ltd. ADR (a)	3,183	56,785
KE Holdings, Inc. ADR	6,230	110,520
Kingdee International Software Group Co. Ltd. (a)	33,000	64,907
Kingsoft Cloud Holdings Ltd. ADR (a) (b)	12,013	150,403
Kuaishou Technology (a) (e)	22,800	183,852
Kuang-Chi Technologies Co. Ltd. Class A	40,800	227,719
Kunlun Tech Co. Ltd. Class A (a)	3,100	14,554
Kweichow Moutai Co. Ltd. Class A	700	137,742
Lenovo Group Ltd.	78,000	93,600
Li Auto, Inc. ADR (a) (b)	30	813
Li Auto, Inc. Class A (a)	20,704	282,207
Li Ning Co. Ltd.	42,500	91,605
Lifetech Scientific Corp. (a) (b)	12,000	3,103

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Lingbao Gold Group Co. Ltd. Class H (b)	3,000	$3,929
Lingyi iTech Guangdong Co. Class A	11,700	14,031
Longfor Group Holdings Ltd. (b) (e)	8,931	10,535
Luzhou Laojiao Co. Ltd. Class A	600	9,499
Mango Excellent Media Co. Ltd. Class A	2,700	8,225
Maxscend Microelectronics Co. Ltd. Class A	960	9,565
Medlive Technology Co. Ltd. (b) (e)	14,500	27,116
Meitu, Inc. (e)	94,500	108,705
Meituan Class B (a) (e)	57,790	922,431
Microport Scientific Corp. (a) (b)	3,008	3,357
Ming Yuan Cloud Group Holdings Ltd.	65,000	22,936
MINISO Group Holding Ltd. ADR	372	6,778
MMG Ltd. (a)	50,400	24,590
Mobvista, Inc. (a) (e)	11,000	9,949
NetEase, Inc.	27,080	727,883
New Horizon Health Ltd. (a) (b) (c) (e)	11,500	10,357
New Oriental Education & Technology Group, Inc.	21,910	117,644
Newborn Town, Inc. (a)	8,000	10,018
Ningbo Deye Technology Co. Ltd. Class A	840	6,175
Ningbo Orient Wires & Cables Co. Ltd. Class A	700	5,053
NIO, Inc. Class A (a) (b)	21,384	74,640
Nongfu Spring Co. Ltd. Class H (e)	18,000	91,949
OmniVision Integrated Circuits Group, Inc. Class A	810	14,435
PDD Holdings, Inc. ADR (a)	6,939	726,236
PetroChina Co. Ltd. Class H	164,000	141,019
Pharmaron Beijing Co. Ltd. Class A (a)	2,925	10,021
PICC Property & Casualty Co. Ltd. Class H	169,788	328,761
Ping An Insurance Group Co. of China Ltd. Class H (b)	64,500	409,596
Piotech, Inc. Class A	288	6,180
Pop Mart International Group Ltd. (e)	3,600	122,262
Postal Savings Bank of China Co. Ltd. Class H (e)	68,000	47,470
Prosus NV	22,310	1,243,172
Q Technology Group Co. Ltd.	18,000	19,032
Qifu Technology, Inc. ADR	372	16,130
Range Intelligent Computing Technology Group Co. Ltd. Class A	2,100	14,521
RLX Technology, Inc. ADR	37,407	82,669
RoboSense Technology Co. Ltd. (a) (b)	1,000	4,108
Security Description	Shares	Value
Rockchip Electronics Co. Ltd. Class A	1,400	$29,680
Seres Group Co. Ltd. Class A	3,400	63,755
SG Micro Corp. Class A	253	2,570
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	2,700	22,322
Shanghai Baosight Software Co. Ltd. Class A	11,589	38,214
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	924	16,983
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	137,600	83,936
Shanghai M&G Stationery, Inc. Class A	5,500	22,259
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	9,300	33,367
Shanjin International Gold Co. Ltd. Class A	4,300	11,370
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,260	31,027
Shengyi Technology Co. Ltd. Class A	8,800	37,040
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	2,900	22,963
Shenzhou International Group Holdings Ltd.	7,700	54,734
Sichuan Changhong Electric Co. Ltd. Class A	5,100	6,920
Sichuan Chuantou Energy Co. Ltd. Class A	2,600	5,822
Sieyuan Electric Co. Ltd. Class A (a)	900	9,161
Silergy Corp.	1,000	12,170
Silvercorp Metals, Inc. (b)	11,267	47,644
Smoore International Holdings Ltd. (b) (e)	12,000	27,883
Sunac China Holdings Ltd. (a) (b)	38,000	6,922
Sunac Services Holdings Ltd. (e)	29,257	6,448
Sunny Optical Technology Group Co. Ltd.	8,000	70,675
SUPCON Technology Co. Ltd. Class A	969	6,075
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	3,700	19,509
Suzhou TFC Optical Communication Co. Ltd. Class A	3,920	43,692
TAL Education Group ADR (a)	13,990	142,978
Tencent Holdings Ltd.	96,100	6,157,745
Tencent Music Entertainment Group ADR	8,705	169,660
Tianli International Holdings Ltd.	9,000	5,205

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Tianshan Aluminum Group Co. Ltd. Class A	3,500	$4,060
Trip.com Group Ltd.	12,346	717,169
Tsingtao Brewery Co. Ltd. Class A	2,800	27,151
Tuya, Inc. ADR	19,270	44,514
UBTech Robotics Corp. Ltd. (a) (b)	400	4,224
Up Fintech Holding Ltd. ADR (a)	8,502	82,044
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	2,085	28,089
Victory Giant Technology Huizhou Co. Ltd. Class A	5,000	93,800
Vipshop Holdings Ltd. ADR	9,175	138,084
Vnet Group, Inc. ADR (a)	4,802	33,134
Weimob, Inc. (a) (b) (e)	145,000	33,433
Western Superconducting Technologies Co. Ltd. Class A	8,575	62,105
Wintime Energy Group Co. Ltd. Class A	297,200	55,597
Wuhan Guide Infrared Co. Ltd. Class A (a)	31,070	44,459
Wuliangye Yibin Co. Ltd. Class A	1,200	19,919
WUS Printed Circuit Kunshan Co. Ltd. Class A	9,640	57,303
WuXi AppTec Co. Ltd. Class A	1,100	10,680
Wuxi Biologics Cayman, Inc. (a) (e)	34,500	112,729
XD, Inc.	10,000	61,465
Xiamen Tungsten Co. Ltd. Class A	9,700	28,329
Xiaomi Corp. Class B (a) (e)	176,200	1,345,629
Xinyi Solar Holdings Ltd. (b)	2,000	634
XPeng, Inc. ADR (a)	60	1,073
XPeng, Inc. Class A (a) (b)	20,544	184,765
Yadea Group Holdings Ltd. (b) (e)	10,470	16,752
Yankuang Energy Group Co. Ltd. Class H	66,300	65,962
Yantai Changyu Pioneer Wine Co. Ltd. Class B	21,800	22,800
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	13,600	66,451
Yidu Tech, Inc. (a) (b) (e)	59,900	44,334
Yifeng Pharmacy Chain Co. Ltd. Class A	1,008	3,443
Yihai International Holding Ltd. (b)	4,000	7,083
Yonghui Superstores Co. Ltd. Class A (a)	31,000	21,206
Yonyou Network Technology Co. Ltd. Class A (a)	11,000	20,531
Yum China Holdings, Inc.	8,244	368,589
Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	17,600	12,998
Yutong Bus Co. Ltd. Class A	10,000	34,705
Zai Lab Ltd. ADR (a) (b)	1,962	68,611
Security Description	Shares	Value
Zhejiang Leapmotor Technology Co. Ltd. (a) (e)	3,500	$24,389
Zhejiang Supor Co. Ltd. Class A	600	4,388
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	5,800	12,866
Zhongji Innolight Co. Ltd. Class A	2,660	54,164
Zijin Mining Group Co. Ltd. Class A	8,600	23,411
Zijin Mining Group Co. Ltd. Class H (b)	124,000	316,713
Zonqing Environmental Ltd. (b)	12,000	9,554
ZTO Express Cayman, Inc.	2,764	48,766
		32,205,986
COSTA RICA — 0.0% *
Establishment Labs Holdings, Inc. (a) (b)	321	13,710
DENMARK — 0.5%
Ambu AS Class B	727	11,370
AP Moller - Maersk AS Class B	118	218,611
Chemometec AS	869	79,916
Coloplast AS Class B	1,475	139,614
D/S Norden AS	727	23,014
Danske Bank AS	13,722	557,663
Dfds AS (a)	321	5,677
DSV AS	2,416	578,550
Genmab AS (a)	737	152,483
Novo Nordisk AS Class B	37,868	2,619,147
Novonesis Novozymes B Class B	4,317	308,435
Vestas Wind Systems AS	11,635	173,945
Zealand Pharma AS (a)	2,954	164,855
		5,033,280
FINLAND — 0.3%
Fortum OYJ	10,653	198,705
Mandatum OYJ (b)	7,494	48,770
Metso OYJ (b)	27,301	351,879
Nokia OYJ	65,980	341,247
Nordea Bank Abp (d)	44,267	653,991
Nordea Bank Abp (d)	723	10,702
Sampo OYJ Class A	37,467	401,543
UPM-Kymmene OYJ	24,247	659,187
Valmet OYJ (b)	3,370	103,921
Wartsila OYJ Abp	21,644	509,152
		3,279,097
FRANCE — 1.9%
Accor SA	13,268	690,424
Air Liquide SA	2,109	433,585
Airbus SE	5,402	1,124,029
Alstom SA (a)	15,725	365,484
AXA SA	25,684	1,256,315
BNP Paribas SA	13,580	1,216,608
Bouygues SA	7,805	351,817
Canal & SA	27,881	87,035

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Capgemini SE	6,597	$1,123,250
Carrefour SA	17,586	247,100
Credit Agricole SA	29,656	559,250
Danone SA	7,467	607,950
Engie SA	13,114	306,723
EssilorLuxottica SA	5,479	1,497,901
Fnac Darty SA	6,845	269,976
Forvia SE (a) (b)	255	2,577
Hermes International SCA	18	48,576
Kering SA	1,533	332,118
L'Oreal SA	3,061	1,304,674
Louis Hachette Group	28,197	57,543
LVMH Moet Hennessy Louis Vuitton SE	2,521	1,315,693
Orange SA	37,380	566,691
Pernod Ricard SA	3,680	365,452
Publicis Groupe SA	7,582	851,564
Renault SA	9,067	416,472
Societe Generale SA	8,384	477,807
Sodexo SA	7,591	465,138
Technip Energies NV	1,632	68,468
TotalEnergies SE	22,657	1,385,647
Unibail-Rodamco-Westfield CDI (a)	17,298	81,167
Unibail-Rodamco-Westfield REIT (a)	1,806	172,014
Veolia Environnement SA	27,293	969,146
Vinci SA	11,116	1,632,369
Vivendi SE (a)	28,197	96,947
Voltalia SA (a) (b)	1,896	19,185
		20,766,695
GEORGIA — 0.0% *
TBC Bank Group PLC	572	36,370
GERMANY — 2.2%
adidas AG	4,141	962,217
AIXTRON SE	3,993	73,073
Allianz SE	5,429	2,192,890
BASF SE	9,824	482,725
Bayer AG	12,779	383,041
Bayerische Motoren Werke AG	2,416	214,006
Commerzbank AG	8,882	279,212
Daimler Truck Holding AG	6,863	323,615
Deutsche Bank AG	18,166	536,729
Deutsche Boerse AG	4,727	1,536,459
Deutsche Lufthansa AG	51,390	433,127
Deutsche Post AG	23,543	1,083,605
Deutsche Telekom AG	38,882	1,413,521
Dr. Ing hc F Porsche AG Preference Shares (e)	1,294	63,705
E.ON SE	24,398	447,493
Eckert & Ziegler SE	357	28,559
Elmos Semiconductor SE	2,198	231,437
flatexDEGIRO AG	4,615	129,907
Fresenius Medical Care AG	2,432	138,886
Heidelberg Materials AG	1,528	357,742
Security Description	Shares	Value
HelloFresh SE (a)	3,358	$31,306
Infineon Technologies AG	15,054	638,193
Mercedes-Benz Group AG	13,518	788,486
Merck KGaA	3,719	480,210
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,856	1,845,894
Orion SA	100	1,049
Puma SE	1,266	34,448
Rheinmetall AG	510	1,075,798
RWE AG	8,141	338,580
Salzgitter AG	7,136	171,553
SAP SE	11,949	3,620,896
Siemens AG	9,704	2,479,259
Siemens Energy AG (a)	5,817	669,581
thyssenkrupp AG	15,292	163,745
Verbio SE (b)	3,409	48,900
Volkswagen AG Preference Shares	1,949	205,036
		23,904,883
GHANA — 0.0% *
Kosmos Energy Ltd. (a)	30,725	52,847
GREECE — 0.0% *
Piraeus Financial Holdings SA	3,663	25,291
HONG KONG — 0.5%
AIA Group Ltd.	121,800	1,092,321
Bank of East Asia Ltd.	71,870	110,781
CK Asset Holdings Ltd.	50,270	221,572
Cowell e Holdings, Inc. (a) (b)	1,000	3,471
Fenbi Ltd. (a) (b)	13,500	4,213
Futu Holdings Ltd. ADR	998	123,343
Hang Lung Properties Ltd.	106,621	101,731
Henderson Land Development Co. Ltd.	18,910	66,125
Hong Kong Exchanges & Clearing Ltd.	21,068	1,123,985
Link REIT	90,850	484,919
Melco International Development Ltd. (a) (b)	4,000	2,059
Melco Resorts & Entertainment Ltd. ADR (a)	626	4,526
New World Development Co. Ltd. (a) (b)	32,383	23,514
Prudential PLC	31,222	390,456
Sino Biopharmaceutical Ltd.	83,500	55,950
Stella International Holdings Ltd.	14,000	25,860
Sun Hung Kai Properties Ltd.	97,753	1,121,358
Swire Pacific Ltd. Class A	8,500	72,818
Techtronic Industries Co. Ltd.	500	5,497
Vitasoy International Holdings Ltd.	8,000	9,355
Viva Goods Co. Ltd. (b)	56,000	2,889
Yue Yuen Industrial Holdings Ltd.	3,000	4,594
		5,051,337

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
HUNGARY — 0.0% *
MOL Hungarian Oil & Gas PLC	13,384	$116,111
Richter Gedeon Nyrt	14,847	436,031
		552,142
INDIA — 2.2%
Aarti Pharmalabs Ltd.	2,803	29,100
Action Construction Equipment Ltd.	1,432	20,348
Acutaas Chemicals Ltd.	388	5,178
Adani Power Ltd. (a)	4,791	32,723
Aegis Logistics Ltd.	2,780	25,148
Affle 3i Ltd. (a)	585	13,631
AGI Greenpac Ltd.	1,751	16,782
Ahluwalia Contracts India Ltd.	1,469	17,403
Akzo Nobel India Ltd.	1,788	71,205
Alkyl Amines Chemicals	9,880	272,806
Allied Blenders & Distillers Ltd.	15,799	79,391
Alok Industries Ltd. (a)	239,841	57,108
Amber Enterprises India Ltd. (a)	4,437	350,236
Anant Raj Ltd.	10,551	69,690
Anup Engineering Ltd.	835	26,961
APL Apollo Tubes Ltd.	4,327	87,746
Aptus Value Housing Finance India Ltd.	5,735	21,663
Arvind Ltd.	6,631	27,279
Astra Microwave Products Ltd.	5,178	62,660
AstraZeneca Pharma India Ltd.	359	37,292
AurionPro Solutions Ltd.	3,264	54,848
Avalon Technologies Ltd. (a) (e)	2,244	22,068
Axis Bank Ltd.	25,596	357,914
Azad Engineering Ltd. (a)	1,107	21,487
Balu Forge Industries Ltd.	6,767	56,130
Banco Products India Ltd.	3,280	24,516
Bayer CropScience Ltd.	94	6,899
BEML Ltd.	29	1,507
Bharat Heavy Electricals Ltd.	6,962	21,618
Bharti Airtel Ltd.	25,689	601,966
Birlasoft Ltd.	34,113	172,435
BLS International Services Ltd.	3,992	17,174
Blue Star Ltd.	901	17,184
Bondada Engineering Ltd.	10,400	53,316
Brigade Enterprises Ltd.	1,301	16,836
BSE Ltd.	852	27,520
Can Fin Homes Ltd.	9,642	89,146
Cartrade Tech Ltd. (a)	2,229	44,203
CE Info Systems Ltd.	5,098	104,605
Central Depository Services India Ltd.	16,404	343,153
Cera Sanitaryware Ltd. (a)	89	7,135
Chemplast Sanmar Ltd. (a)	2,741	14,033
City Union Bank Ltd.	14,837	37,838
CMS Info Systems Ltd.	1,173	6,846
Cyient DLM Ltd. (a)	7,172	39,699
Data Patterns India Ltd.	3,073	103,939
Dhanuka Agritech Ltd.	354	7,212
Dixon Technologies India Ltd.	4,060	709,316
Security Description	Shares	Value
Dodla Dairy Ltd.	1,853	$30,980
Doms Industries Ltd.	757	22,241
Dr. Reddy's Laboratories Ltd. ADR (b)	83,462	1,254,434
Easy Trip Planners Ltd. (a)	56,707	6,943
Elecon Engineering Co. Ltd.	4,911	37,491
Electrosteel Castings Ltd.	25,827	39,614
Embassy Developments Ltd. (a)	24,524	35,519
eMudhra Ltd.	4,565	40,873
Entero Healthcare Solutions Ltd. (a)	2,331	31,181
Epigral Ltd.	507	10,690
EPL Ltd.	30,212	85,813
Equitas Small Finance Bank Ltd. (e)	63,646	49,805
Eternal Ltd. (a)	28,644	88,227
Ethos Ltd. (a)	1,977	60,901
Eureka Forbes Ltd. (a)	4,980	34,615
Gabriel India Ltd.	1,947	15,944
Galaxy Surfactants Ltd.	148	4,516
Ganesha Ecosphere Ltd.	1,093	19,052
Garden Reach Shipbuilders & Engineers Ltd.	2,960	104,069
Garware Hi-Tech Films Ltd.	595	29,123
Garware Technical Fibres Ltd.	7,162	77,295
GE Vernova T&D India Ltd.	612	16,849
Genus Power Infrastructures Ltd.	6,160	26,778
GMR Power & Urban Infra Ltd. (a)	14,909	19,968
Godawari Power & Ispat Ltd.	11,466	25,321
Godfrey Phillips India Ltd.	3,664	383,511
Gokaldas Exports Ltd. (a)	2,738	28,745
Granules India Ltd.	15,744	90,928
Graphite India Ltd.	914	6,034
Gravita India Ltd.	1,382	30,307
Greaves Cotton Ltd.	6,411	15,251
Greenlam Industries Ltd.	9,477	26,383
Gujarat Mineral Development Corp. Ltd.	8,774	42,110
Gujarat Pipavav Port Ltd.	5,188	9,771
HBL Engineering Ltd.	4,306	29,769
HDFC Bank Ltd.	31,945	745,545
HEG Ltd.	5,120	30,448
Heritage Foods Ltd.	7,343	42,593
HFCL Ltd.	11,324	11,427
HG Infra Engineering Ltd.	391	4,915
Himadri Speciality Chemical Ltd.	7,545	45,555
Hindustan Construction Co. Ltd. (a)	42,588	15,171
Hindustan Copper Ltd.	10,319	33,607
Home First Finance Co. India Ltd. (e)	4,921	79,100
ICICI Bank Ltd. ADR	58,692	1,974,399
IFCI Ltd. (a)	47,878	36,383
IIFL Finance Ltd. (a)	1,210	6,670
India Cements Ltd. (a)	1,672	6,723
IndiaMart InterMesh Ltd. (e)	1,891	57,286

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Indigo Paints Ltd.	4,080	$55,291
Indo Count Industries Ltd.	6,458	22,369
Infibeam Avenues Ltd.	118,550	22,878
Infosys Ltd. ADR (b)	75,210	1,393,641
Inox Green Energy Services Ltd. (a)	16,992	30,727
Inox Wind Ltd. (a)	6,699	13,697
Intellect Design Arena Ltd. (a)	6,084	81,505
ION Exchange India Ltd.	26	165
ITD Cementation India Ltd.	3,899	42,486
J Kumar Infraprojects Ltd.	672	5,656
Jaiprakash Power Ventures Ltd. (a)	259,728	55,422
Jammu & Kashmir Bank Ltd.	64,568	87,223
JB Chemicals & Pharmaceuticals Ltd.	9,783	191,565
Jio Financial Services Ltd. (a)	10,657	40,604
JSW Holdings Ltd. (a)	80	21,012
Jubilant Ingrevia Ltd.	1,626	14,459
Jupiter Life Line Hospitals Ltd.	171	2,986
Jupiter Wagons Ltd.	2,810	12,726
Just Dial Ltd. (a)	2,192	23,745
Jyothy Labs Ltd.	19,475	78,606
Jyoti CNC Automation Ltd. (a)	483	5,964
Karnataka Bank Ltd.	28,330	64,638
Karur Vysya Bank Ltd.	96,919	302,352
Kaveri Seed Co. Ltd.	1,202	16,516
Kaynes Technology India Ltd. (a)	481	34,185
Keystone Realtors Ltd.	6,747	48,183
Kirloskar Brothers Ltd.	526	14,459
Kirloskar Ferrous Industries Ltd.	1,897	12,830
Kirloskar Pneumatic Co. Ltd.	1,655	27,349
Kovai Medical Center & Hospital Ltd.	71	4,838
KPI Green Energy Ltd. (e)	8,096	48,585
Larsen & Toubro Ltd. GDR	25,055	1,072,354
Latent View Analytics Ltd. (a)	9,330	44,768
Laurus Labs Ltd. (e)	22,401	189,335
LIC Housing Finance Ltd.	7,383	53,276
Lloyds Engineering Works Ltd. (d)	113,354	93,832
Lloyds Engineering Works Ltd. (a) (d)	29,714	17,327
LT Foods Ltd.	3,854	21,861
Macrotech Developers Ltd. (e)	357	5,762
Mahindra & Mahindra Ltd. GDR	19,422	710,845
Mahindra Lifespace Developers Ltd.	43,158	181,821
Man Infraconstruction Ltd.	7,567	15,997
Manorama Industries Ltd.	3,596	61,244
Max Estates Ltd. (a)	10,463	61,038
Mishra Dhatu Nigam Ltd. (e)	1,633	8,283
MOIL Ltd.	3,555	16,086
Mrs Bectors Food Specialities Ltd.	889	14,166
MSTC Ltd.	7,316	46,800
MTAR Technologies Ltd. (a)	767	14,190
Security Description	Shares	Value
Nava Ltd.	4,142	$29,305
Navin Fluorine International Ltd.	2,172	122,076
Nazara Technologies Ltd. (a)	9,322	141,156
Neogen Chemicals Ltd.	1,682	32,493
NESCO Ltd.	7,940	107,828
Network18 Media & Investments Ltd. (a)	16,126	11,072
Newgen Software Technologies Ltd.	2,864	39,133
NIIT Learning Systems Ltd.	16,176	63,338
Olectra Greentech Ltd.	6,386	87,242
One 97 Communications Ltd. (a)	3,787	40,802
Orient Cement Ltd.	4,439	12,529
Orient Electric Ltd.	8,800	22,991
Paras Defence & Space Technologies Ltd. (a)	9,950	185,344
PB Fintech Ltd. (a)	278	5,912
PC Jeweller Ltd. (a)	33,339	4,789
PG Electroplast Ltd.	5,911	52,014
Phoenix Mills Ltd.	793	14,441
Piccadily Agro Industries Ltd. (a)	2,371	15,820
PNB Housing Finance Ltd. (a) (e)	8,918	115,364
PNC Infratech Ltd.	1,640	5,901
Poly Medicure Ltd.	969	25,124
Power Mech Projects Ltd.	537	21,015
Praj Industries Ltd.	1,117	6,628
Pricol Ltd. (a)	3,564	19,048
Prism Johnson Ltd. (a)	11,142	20,107
Procter & Gamble Health Ltd.	67	4,594
Protean eGov Technologies Ltd.	977	10,003
PTC India Ltd.	3,285	6,910
PTC Industries Ltd. (a)	88	15,976
Puravankara Ltd. (a)	9,981	34,647
PVR Inox Ltd. (a)	533	6,029
Quess Corp. Ltd. (e)	3,937	13,866
Radico Khaitan Ltd.	1,043	31,830
Railtel Corp. of India Ltd.	11,708	58,485
Rallis India Ltd.	18,787	70,966
Ramco Cements Ltd.	537	6,733
Ramkrishna Forgings Ltd.	613	4,821
Rategain Travel Technologies Ltd. (a)	13,858	73,928
Ratnamani Metals & Tubes Ltd.	4,071	139,124
RattanIndia Enterprises Ltd. (a)	95,874	72,587
RattanIndia Power Ltd. (a)	188,784	34,164
Raymond Ltd. (a)	1,145	9,471
Raymond Realty Ltd. (a)	1,145	13,809
RBL Bank Ltd. (e)	8,272	23,967
Refex Industries Ltd. (a)	17,428	93,094
Reliance Industries Ltd.	27,275	477,249
Reliance Industries Ltd. GDR (e)	19,861	1,386,298
Reliance Power Ltd. (a)	125,453	102,823
Restaurant Brands Asia Ltd. (a)	5,892	5,671
Rhi Magnesita India Ltd.	3,768	20,914
Route Mobile Ltd.	5,026	59,997

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Safari Industries India Ltd.	1,631	$41,041
Sagility India Ltd. (a)	10,424	5,009
Sammaan Capital Ltd.	25,849	42,912
Sandur Manganese & Iron Ores Ltd.	2,962	16,490
Sapphire Foods India Ltd. (a)	2,250	8,626
Sarda Energy & Minerals Ltd.	4,954	25,610
Saregama India Ltd.	2,764	16,065
Shaily Engineering Plastics Ltd.	2,447	47,465
Shakti Pumps India Ltd.	2,185	24,068
Sharda Motor Industries Ltd.	222	4,866
Shree Renuka Sugars Ltd. (a)	31,818	12,288
SignatureGlobal India Ltd. (a)	2,042	29,461
Sobha Ltd.	1,501	25,655
South Indian Bank Ltd.	258,189	92,696
SpiceJet Ltd. (a)	4,547	2,102
Star Cement Ltd. (a)	19,387	48,110
State Bank of India GDR	11,080	1,055,924
Sterling & Wilson Renewable (a)	1,558	5,812
Sudarshan Chemical Industries Ltd.	1,123	16,151
Sumitomo Chemical India Ltd.	1,002	6,188
Sundaram-Clayton Ltd.	409	9,879
Sunteck Realty Ltd.	12,516	65,025
Supreme Industries Ltd.	388	19,868
Surya Roshni Ltd.	2,661	10,773
Suzlon Energy Ltd. (a)	43,804	34,590
Symphony Ltd.	2,845	35,669
Syrma SGS Technology Ltd.	2,842	18,796
Tanla Platforms Ltd.	12,750	95,737
TARC Ltd. (a)	30,103	64,924
Tata Consultancy Services Ltd.	10,241	413,413
Tata Motors Ltd.	9,392	75,346
Tata Teleservices Maharashtra Ltd. (a)	20,538	15,827
TD Power Systems Ltd.	12,437	72,438
Techno Electric & Engineering Co. Ltd.	925	17,259
Tejas Networks Ltd. (e)	3,311	27,589
Texmaco Rail & Engineering Ltd.	7,333	15,052
Tilaknagar Industries Ltd.	18,436	74,585
Time Technoplast Ltd.	4,381	22,681
Tips Music Ltd.	3,280	25,738
Titagarh Rail System Ltd.	328	3,606
Transformers & Rectifiers India Ltd.	2,175	12,403
Ujjivan Small Finance Bank Ltd. (e)	9,618	5,499
Usha Martin Ltd.	4,949	21,156
V2 Retail Ltd. (a)	911	19,275
VA Tech Wabag Ltd. (a)	6,736	116,356
Vaibhav Global Ltd.	12,084	33,620
Valor Estate Ltd. (a)	15,857	43,355
V-Guard Industries Ltd.	12,282	55,467
VIP Industries Ltd. (a)	694	3,408
Voltamp Transformers Ltd.	360	39,946
Security Description	Shares	Value
Waaree Renewable Technologies Ltd.	1,743	$20,366
Welspun Enterprises Ltd.	1,168	7,367
Whirlpool of India Ltd.	258	4,216
Wipro Ltd. ADR (b)	189,366	571,885
Wonderla Holidays Ltd.	889	6,607
Yes Bank Ltd. (a)	27,213	6,454
Zaggle Prepaid Ocean Services Ltd. (a)	13,380	64,419
Zen Technologies Ltd.	4,083	94,329
		23,382,303
INDONESIA — 0.2%
Astra International Tbk. PT	407,400	112,923
Bank Central Asia Tbk. PT	1,752,000	936,163
Bank Mandiri Persero Tbk. PT	1,068,800	321,265
Bank Rakyat Indonesia Persero Tbk. PT	1,377,899	317,422
GoTo Gojek Tokopedia Tbk. PT (a)	1,218,100	4,352
Nickel Industries Ltd. (b)	8,135	3,705
Telkom Indonesia Persero Tbk. PT	1,593,100	272,794
		1,968,624
IRELAND — 0.3%
Accenture PLC Class A	8,044	2,404,271
Cairn Homes PLC	190,360	479,309
Cimpress PLC (a)	650	30,550
Glenveagh Properties PLC (a) (e)	26,641	53,664
Kerry Group PLC Class A	1,208	132,938
Kingspan Group PLC	1,208	102,380
Prothena Corp. PLC (a)	3,715	22,550
		3,225,662
ISRAEL — 0.4%
Bank Hapoalim BM	55,054	1,056,448
Bank Leumi Le-Israel BM	131,015	2,436,276
Bet Shemesh Engines Holdings 1997 Ltd. (a)	380	63,271
Cellebrite DI Ltd. (a)	5,634	90,144
Global-e Online Ltd. (a)	544	18,246
Isracard Ltd.	3,064	15,789
Kornit Digital Ltd. (a)	242	4,818
SimilarWeb Ltd. (a)	100	784
Taboola.com Ltd. (a)	7,924	29,002
Teva Pharmaceutical Industries Ltd. ADR (a)	8,444	141,521
Wix.com Ltd. (a)	275	43,577
		3,899,876
ITALY — 0.7%
Enel SpA	101,676	961,502
Eni SpA	31,504	508,858
Ferrari NV	1,882	919,242
FinecoBank Banca Fineco SpA	18,479	408,561
Generali (b)	12,233	433,807

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Intesa Sanpaolo SpA	183,463	$1,053,423
Italgas SpA (b)	11,848	100,136
Iveco Group NV	2,244	43,990
MFE-MediaForEurope NV Class A (b)	18,051	61,660
MFE-MediaForEurope NV Class B (b)	18,051	83,740
Moncler SpA	4,739	269,187
Prysmian SpA	6,914	487,284
Saipem SpA (b)	216	589
Snam SpA	41,430	250,069
Telecom Italia SpA (a) (b)	428,650	210,627
Terna - Rete Elettrica Nazionale (b)	35,854	367,253
UniCredit SpA	23,207	1,550,315
		7,710,243
JAPAN — 5.5%
Advantest Corp.	6,600	486,850
Aisin Corp.	5,100	65,213
Anycolor, Inc.	800	28,911
Appier Group, Inc.	6,200	70,007
ARCLANDS Corp.	2,431	29,755
Asahi Group Holdings Ltd.	5,100	68,055
Asahi Kasei Corp.	84,400	600,082
Asahi Yukizai Corp. (b)	900	25,203
Asics Corp.	2,000	50,954
Astellas Pharma, Inc.	31,600	309,885
BayCurrent, Inc.	3,000	154,107
Bridgestone Corp. (b)	1,700	69,438
C Uyemura & Co. Ltd.	200	12,821
Canon, Inc. (b)	1,700	49,301
Change Holdings, Inc. (b)	4,000	31,957
Chiyoda Corp. (a)	13,900	32,911
Chugai Pharmaceutical Co. Ltd.	300	15,629
Cover Corp. (a) (b)	900	14,337
CRE Logistics REIT, Inc.	30	31,361
Credit Saison Co. Ltd.	32,400	874,797
Cybozu, Inc.	9,900	256,333
Daiichi Sankyo Co. Ltd.	32,200	750,133
Daikin Industries Ltd.	1,700	200,370
Daiwa Securities Group, Inc.	59,900	424,851
DeNA Co. Ltd. (b)	400	7,399
Denso Corp.	54,800	739,987
Digital Arts, Inc. (b)	2,000	105,092
Dip Corp.	600	9,471
Disco Corp.	600	177,078
eGuarantee, Inc.	900	9,203
Eisai Co. Ltd.	1,700	48,819
en Japan, Inc.	200	2,307
ENEOS Holdings, Inc.	31,000	153,471
Fast Retailing Co. Ltd.	1,600	548,527
Financial Partners Group Co. Ltd.	1,700	28,093
Freee KK (a)	3,600	95,829
FUJIFILM Holdings Corp.	50,000	1,087,611
Fujikura Ltd.	1,600	83,863
Security Description	Shares	Value
Fujitsu Ltd.	22,500	$547,527
GNI Group Ltd. (a) (b)	2,700	64,208
Hitachi Ltd.	61,100	1,778,708
Hokuhoku Financial Group, Inc. (b)	10,000	189,449
Honda Motor Co. Ltd.	29,700	286,730
Hoya Corp.	6,200	736,343
IHI Corp.	600	64,966
Infomart Corp. (b)	34,900	100,995
Insource Co. Ltd.	10,600	72,944
Internet Initiative Japan, Inc.	400	7,873
Ise Chemicals Corp.	100	18,554
Ito En Ltd.	100	2,261
ITOCHU Corp.	9,200	481,257
Japan Elevator Service Holdings Co. Ltd.	400	11,506
Japan Tobacco, Inc. (b)	9,100	267,623
JCU Corp.	3,200	73,550
JFE Holdings, Inc.	21,400	248,453
JMDC, Inc.	1,300	35,856
K&O Energy Group, Inc. (b)	300	5,880
Kajima Corp.	31,500	820,620
Kamigumi Co. Ltd.	28,300	785,061
Kansai Electric Power Co., Inc.	10,000	118,315
Kao Corp. (b)	1,700	75,994
Kasumigaseki Capital Co. Ltd. (b)	400	39,600
Kawasaki Heavy Industries Ltd.	100	7,546
KDDI Corp.	128,400	2,204,521
KeePer Technical Laboratory Co. Ltd. (b)	1,100	27,035
Keyence Corp.	1,200	480,515
Kobe Steel Ltd. (b)	9,700	105,700
Komatsu Ltd.	10,000	327,945
Konami Group Corp.	200	31,590
Konica Minolta, Inc. (a)	31,200	101,347
Koshidaka Holdings Co. Ltd.	1,500	11,672
Krosaki Harima Corp.	800	18,388
Kyocera Corp.	127,200	1,526,541
Lasertec Corp. (b)	400	53,751
Leopalace21 Corp.	9,300	40,047
Lifedrink Co., Inc.	2,800	41,056
M&A Capital Partners Co. Ltd.	400	8,335
M&A Research Institute Holdings, Inc. (a) (b)	1,100	9,428
M3, Inc.	1,000	13,746
Maeda Kosen Co. Ltd.	3,300	43,385
Makita Corp.	10,100	311,366
Marubeni Corp.	61,000	1,230,178
Marui Group Co. Ltd.	31,500	668,621
Mebuki Financial Group, Inc. (b)	72,500	377,997
Medley, Inc. (a) (b)	2,900	63,844
Menicon Co. Ltd. (b)	2,200	17,043
Metaplanet, Inc. (a) (b)	4,000	45,692
Micronics Japan Co. Ltd. (b)	1,100	41,199
Mirai Corp. REIT	529	161,873

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Mirai Industry Co. Ltd. (b)	1,300	$30,690
Mitani Sekisan Co. Ltd.	1,300	73,350
Mitsubishi Chemical Group Corp.	31,300	164,252
Mitsubishi Corp.	37,000	739,769
Mitsubishi Electric Corp.	58,900	1,268,565
Mitsubishi Heavy Industries Ltd.	25,100	627,305
Mitsubishi UFJ Financial Group, Inc.	146,700	2,013,958
Mitsui & Co. Ltd.	25,300	516,176
Mitsui Fudosan Logistics Park, Inc. REIT	7	5,064
Mitsuuroko Group Holdings Co. Ltd.	1,500	19,731
Mizuho Financial Group, Inc.	28,500	787,847
Modec, Inc. (b)	1,700	72,851
Money Forward, Inc. (a)	1,400	47,541
Monogatari Corp. (b)	1,800	48,724
MonotaRO Co. Ltd.	300	5,909
MS&AD Insurance Group Holdings, Inc.	35,500	793,832
Murata Manufacturing Co. Ltd.	86,300	1,286,927
Nagawa Co. Ltd. (b)	1,000	42,784
Namura Shipbuilding Co. Ltd.	1,300	28,305
NEC Corp.	1,000	29,208
Nexon Co. Ltd.	300	6,044
Nichiden Corp.	3,800	72,556
NIDEC Corp.	200	3,884
Nihon M&A Center Holdings, Inc.	2,500	12,659
Nintendo Co. Ltd.	12,700	1,220,368
Nippon Paint Holdings Co. Ltd.	1,800	14,455
Nippon Steel Corp.	28,700	543,024
Nissan Motor Co. Ltd. (a) (b)	31,200	75,643
Nissan Shatai Co. Ltd. (b)	10,800	80,900
Nitto Boseki Co. Ltd. (b)	400	16,837
Nitto Denko Corp.	8,500	164,268
Nomura Holdings, Inc. (b)	84,700	558,236
Nomura Micro Science Co. Ltd. (b)	1,600	28,523
Nxera Pharma Co. Ltd. (a) (b)	400	2,501
Obayashi Corp.	60,300	912,359
Olympus Corp.	2,100	24,933
Oriental Land Co. Ltd.	1,500	34,518
ORIX Corp.	31,300	706,414
Osaka Gas Co. Ltd.	21,400	547,130
Osaka Soda Co. Ltd. (b)	500	6,220
Panasonic Holdings Corp.	29,600	318,757
Pasona Group, Inc. (b)	300	4,648
PeptiDream, Inc. (a) (b)	300	3,417
PILLAR Corp. (b)	200	5,372
PKSHA Technology, Inc. (a) (b)	2,400	58,569
Plus Alpha Consulting Co. Ltd.	6,900	107,242
Rakus Co. Ltd.	2,400	38,489
Recruit Holdings Co. Ltd.	11,100	655,879
Relo Group, Inc.	2,500	29,570
Renesas Electronics Corp. (b)	6,900	85,459
Resona Holdings, Inc.	53,100	489,662
Security Description	Shares	Value
Rohm Co. Ltd. (b)	6,800	$86,480
Rorze Corp. (b)	5,000	71,065
Round One Corp.	1,500	15,286
RS Technologies Co. Ltd.	1,400	30,773
Sakura Internet, Inc.	300	9,356
Samty Residential Investment Corp. REIT	312	209,519
SanBio Co. Ltd. (a) (b)	800	13,342
Sanrio Co. Ltd.	200	9,648
Sansan, Inc. (a)	4,200	62,108
Sanyo Denki Co. Ltd.	300	20,021
SCREEN Holdings Co. Ltd.	100	8,142
Secom Co. Ltd.	3,400	121,999
Senshu Electric Co. Ltd.	2,400	70,117
Septeni Holdings Co. Ltd.	1,100	3,221
Seven & i Holdings Co. Ltd.	5,100	82,019
SHIFT, Inc. (a)	7,500	90,761
Shin Nippon Air Technologies Co. Ltd.	3,200	53,235
Shinagawa Refractories Co. Ltd.	1,300	14,931
Shin-Etsu Chemical Co. Ltd.	8,500	280,813
Sinko Industries Ltd.	5,100	42,298
SMS Co. Ltd.	900	9,243
Socionext, Inc. (b)	700	13,453
SoftBank Corp.	326,700	504,373
SoftBank Group Corp.	20,800	1,514,154
Sompo Holdings, Inc.	35,800	1,076,887
Sony Group Corp.	104,900	2,708,830
SOSiLA Logistics REIT, Inc.	69	54,887
Sumitomo Chemical Co. Ltd.	72,100	173,954
Sumitomo Corp.	21,400	552,464
Sumitomo Electric Industries Ltd.	10,100	216,411
Sumitomo Mitsui Financial Group, Inc.	34,100	857,900
Sumitomo Mitsui Trust Group, Inc.	3,400	90,364
Suruga Bank Ltd. (b)	1,700	15,818
Synspective, Inc. (a) (b)	2,200	15,429
Systena Corp.	4,800	13,591
T&D Holdings, Inc.	31,100	682,523
Takara Holdings, Inc. (b)	1,300	10,782
Takara Leben Real Estate Investment Corp. REIT (b)	57	35,634
Takeda Pharmaceutical Co. Ltd.	18,200	557,548
Tama Home Co. Ltd. (b)	3,300	75,735
Tamron Co. Ltd. (b)	1,200	7,269
TDK Corp.	24,300	285,234
TechMatrix Corp.	2,800	43,828
Teijin Ltd.	21,400	173,043
Terumo Corp.	63,000	1,155,803
Timee, Inc. (a)	600	8,557
Toho Bank Ltd.	10,800	24,749
Tokio Marine Holdings, Inc.	40,600	1,717,654
Tokyo Electron Ltd.	5,100	977,313
Tokyu Corp.	29,900	354,797
TOPPAN Holdings, Inc.	31,600	858,666

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Toridoll Holdings Corp.	700	$20,208
Totech Corp.	6,700	131,500
Towa Corp. (b)	1,500	20,925
Toyo Tanso Co. Ltd. (b)	400	13,555
Toyota Motor Corp.	153,900	2,656,185
Toyota Tsusho Corp.	58,600	1,326,203
Trend Micro, Inc.	100	6,907
Tri Chemical Laboratories, Inc. (b)	1,400	32,227
Tsuburaya Fields Holdings, Inc.	900	12,954
UT Group Co. Ltd. (b)	1,300	22,176
Visional, Inc. (a)	200	15,383
Wakita & Co. Ltd.	7,000	81,803
West Holdings Corp.	2,210	25,459
West Japan Railway Co.	3,400	77,724
WingArc1st, Inc.	1,500	42,836
Yamada Holdings Co. Ltd.	31,100	97,599
Yamaha Corp. (b)	89,700	647,390
Yuasa Trading Co. Ltd.	600	18,713
Zuken, Inc.	400	14,843
		59,332,586
JERSEY — 0.0% *
Aptiv PLC (a)	100	6,822
KUWAIT — 0.1%
Al Ahli Bank of Kuwait KSCP	48,743	47,986
Gulf Cables & Electrical Industries Group Co. KSCP	1,303	8,604
Jazeera Airways Co. KSCP	6,653	32,117
Kuwait Finance House KSCP	115,727	303,559
National Bank of Kuwait SAKP	86,683	283,226
National Investments Co. KSCP	18,466	15,099
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	21,763	10,463
Warba Bank KSCP (a)	119,195	104,478
		805,532
LUXEMBOURG — 0.0% *
ArcelorMittal SA	9,336	294,470
MACAU — 0.0% *
Sands China Ltd.	38,800	80,763
MALAYSIA — 0.1%
Axis Real Estate Investment Trust	194,500	90,078
Bumi Armada Bhd.	218,700	23,374
Carlsberg Brewery Malaysia Bhd. Class B	24,300	111,270
Chin Hin Group Bhd. (a)	36,000	19,409
CIMB Group Holdings Bhd.	59,844	96,506
CTOS Digital Bhd.	183,300	41,140
Dialog Group Bhd.	25,000	9,381
Eco World Development Group Bhd.	55,700	25,664
Farm Fresh Bhd.	80,700	34,883
Fraser & Neave Holdings Bhd.	10,100	70,668
Security Description	Shares	Value
Frontken Corp. Bhd.	68,200	$64,142
Greatech Technology Bhd. (a)	14,200	5,767
Hartalega Holdings Bhd.	2,800	1,091
Heineken Malaysia Bhd.	9,100	54,464
IGB Real Estate Investment Trust	20,300	12,246
ITMAX SYSTEM Bhd.	49,900	44,205
Kossan Rubber Industries Bhd.	12,400	4,359
Mah Sing Group Bhd.	132,500	37,448
Malakoff Corp. Bhd.	247,200	47,262
Malayan Banking Bhd.	30,704	70,735
Matrix Concepts Holdings Bhd.	265,200	84,400
Mega First Corp. Bhd.	107,100	94,115
Nationgate Holdings Bhd.	79,700	31,043
Pavilion Real Estate Investment Trust	37,700	14,236
Public Bank Bhd.	148,700	152,214
Sam Engineering & Equipment M Bhd.	7,900	7,786
Sime Darby Property Bhd.	76,800	26,266
SP Setia Bhd. Group	16,100	4,283
Sunway Construction Group Bhd.	5,000	7,125
Supermax Corp. Bhd. (a)	53,064	7,436
Tanco Holdings Bhd. (a)	581,860	126,446
Tenaga Nasional Bhd.	23,500	80,259
Top Glove Corp. Bhd. (a)	37,300	6,290
UEM Sunrise Bhd.	52,600	8,870
YTL Corp. Bhd.	58,700	32,344
YTL Power International Bhd.	35,600	33,651
		1,580,856
MEXICO — 0.3%
America Movil SAB de CV	622,420	552,838
Cemex SAB de CV	287,982	197,405
Fomento Economico Mexicano SAB de CV	64,012	654,622
Grupo Financiero Banorte SAB de CV Class O	61,550	558,811
Grupo Mexico SAB de CV	97,799	588,388
Grupo Televisa SAB	54,373	24,032
Industrias Penoles SAB de CV (a)	2,857	78,903
Prologis Property Mexico SA de CV REIT	8,897	33,399
Southern Copper Corp.	979	99,045
		2,787,443
NETHERLANDS — 0.8%
Adyen NV (a) (e)	74	135,370
Akzo Nobel NV	5,281	368,226
Argenx SE (a)	636	350,738
ASML Holding NV	4,794	3,813,149
Havas NV	27,977	47,882
Heineken NV	4,339	377,009
ING Groep NV	44,225	966,941
Koninklijke Ahold Delhaize NV	23,906	996,203

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Koninklijke KPN NV	3,790	$18,401
Koninklijke Philips NV	21,207	508,083
NXP Semiconductors NV	313	68,387
Pharming Group NV (a) (b)	34,153	36,502
Redcare Pharmacy NV (a) (e)	271	29,791
Universal Music Group NV (b)	21,274	686,244
Wolters Kluwer NV	3,419	569,701
		8,972,627
NEW ZEALAND — 0.0% *
Auckland International Airport Ltd.	14,808	69,621
Fisher & Paykel Healthcare Corp. Ltd.	6,795	148,703
Spark New Zealand Ltd.	24,278	35,813
		254,137
NORWAY — 0.2%
Crayon Group Holding ASA (a) (e)	23,187	330,402
DNB Bank ASA	30,116	829,107
FLEX LNG Ltd.	4,127	91,555
Frontline PLC	2,756	45,331
Norsk Hydro ASA	83,366	474,014
Telenor ASA	24,716	382,719
		2,153,128
PERU — 0.0% *
Cia de Minas Buenaventura SAA ADR	638	10,476
PHILIPPINES — 0.0% *
Converge Information & Communications Technology Solutions, Inc.	49,400	17,066
DigiPlus Interactive Corp.	31,500	29,078
PLDT, Inc. ADR (b)	2,654	57,751
TaskUS, Inc. Class A (a)	1,251	20,967
		124,862
POLAND — 0.0% *
Bank Polska Kasa Opieki SA	2,132	109,144
CCC SA (a)	563	31,860
Jastrzebska Spolka Weglowa SA (a)	684	4,060
ORLEN SA	2,883	65,498
Powszechna Kasa Oszczednosci Bank Polski SA	10,019	208,600
Powszechny Zaklad Ubezpieczen SA	6,960	121,337
		540,499
PORTUGAL — 0.0% *
EDP SA	36,183	156,387
Galp Energia SGPS SA	5,356	97,891
		254,278
PUERTO RICO — 0.0% *
Liberty Latin America Ltd. Class C (a)	3,560	22,143
Security Description	Shares	Value
RUSSIA — 0.0% *
Eurasia Mining PLC (a)	1,119	$70
Gazprom PJSC (c)	81,484	—
LUKOIL PJSC (a) (c)	3,048	—
Sberbank of Russia PJSC (c)	79,092	—
Surgutneftegas PJSC ADR (a) (c)	492	—
Tatneft PJSC ADR (a) (c)	46	—
		70
SAUDI ARABIA — 0.3%
ACWA Power Co. (a)	689	47,029
Al Babtain Power & Telecommunication Co.	1,989	29,036
Al Rajhi Bank	2,415	60,914
Al Rajhi Co. for Co-operative Insurance (a)	4,102	140,652
Alamar Foods	599	9,032
Alandalus Property Co.	4,775	28,010
Aldrees Petroleum & Transport Services Co.	18,241	619,625
AlKhorayef Water & Power Technologies Co.	4,174	160,371
Alujain Corp.	355	3,510
Arriyadh Development Co.	3,835	36,095
Astra Industrial Group Co.	495	21,223
Ataa Educational Co.	252	4,435
Bank AlBilad	1,947	13,664
Bawan Co.	3,349	47,148
Catrion Catering Holding Co.	281	9,051
City Cement Co.	10,422	48,352
East Pipes Integrated Co. for Industry	517	17,424
Eastern Province Cement Co.	1,084	9,006
Electrical Industries Co.	198,979	446,184
Etihad Atheeb Telecommunication Co.	1,960	53,409
Etihad Etisalat Co.	2,500	39,528
Halwani Brothers Co. (a)	11,128	129,424
Jadwa REIT Saudi Fund	53,318	143,584
Leejam Sports Co. JSC	5,344	184,664
Maharah Human Resources Co.	31,641	43,110
Miahona	23,541	158,928
Middle East Healthcare Co. (a)	601	9,110
Mobile Telecommunications Co. Saudi Arabia	48,076	137,928
National Agriculture Development Co. (a)	9,471	53,334
National Co. for Learning & Education	515	22,094
National Gas & Industrialization Co.	812	17,061
National Medical Care Co.	665	28,990
Northern Region Cement Co.	15,976	33,396
Perfect Presentation For Commercial Services Co. (a)	7,370	22,205
Qassim Cement Co.	393	5,349

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Retal Urban Development Co.	18,810	$78,841
Saudi Advanced Industries Co.	2,994	21,474
Saudi Arabian Mining Co. (a)	7,642	109,215
Saudi Ceramic Co. (a)	10,075	80,536
Saudi Ground Services Co.	644	8,407
Saudi Paper Manufacturing Co.	2,212	37,923
Saudi Pharmaceutical Industries & Medical Appliances Corp. (a)	2,114	15,016
Saudi Real Estate Co. (a)	5,484	29,171
Saudi Reinsurance Co. (a)	983	13,367
Saudi Research & Media Group (a)	1,043	53,784
Saudi Steel Pipe Co.	3,344	49,930
Saudia Dairy & Foodstuff Co.	513	37,423
Sumou Real Estate Co.	5,560	59,595
Sustained Infrastructure Holding Co.	1,757	15,403
Yamama Cement Co.	11,925	108,296
		3,551,256
SINGAPORE — 0.4%
CapitaLand Ascott Trust REIT (b)	10,535	7,320
CapitaLand Integrated Commercial Trust REIT	35,961	61,269
CapitaLand Investment Ltd. (b)	248,784	517,629
DBS Group Holdings Ltd.	23,006	811,212
Grab Holdings Ltd. Class A (a)	6,361	31,996
Guan Chong Bhd.	80,500	23,707
Oversea-Chinese Banking Corp. Ltd.	37,600	481,495
Sea Ltd. ADR (a)	4,147	663,271
Singapore Exchange Ltd.	115,400	1,348,213
Singapore Telecommunications Ltd.	72,400	217,146
United Overseas Bank Ltd.	11,900	336,356
		4,499,614
SOUTH AFRICA — 0.4%
Anglo American PLC	12,962	381,893
Discovery Ltd.	89,598	1,082,966
FirstRand Ltd.	88,772	378,091
Gold Fields Ltd.	15,077	352,745
Harmony Gold Mining Co. Ltd.	12,242	168,641
Impala Platinum Holdings Ltd. (a)	9,805	87,687
MTN Group Ltd.	32,732	259,406
MultiChoice Group (a)	3,692	24,394
Naspers Ltd. Class N	1,884	584,707
Nedbank Group Ltd.	3,434	46,965
Old Mutual Ltd. (b)	20,131	13,628
Sanlam Ltd.	82,140	409,839
Sasol Ltd. (a)	6,334	28,072
Standard Bank Group Ltd.	21,152	270,815
Valterra Platinum Ltd. (a)	1,506	66,040
		4,155,889
Security Description	Shares	Value
SOUTH KOREA — 1.3%
ABLBio, Inc. (a)	2,137	$106,407
Advanced Nano Products Co. Ltd.	550	20,417
Alteogen, Inc. (a)	643	177,235
Asiana Airlines, Inc. (a)	830	5,947
Binggrae Co. Ltd.	430	27,082
Cafe24 Corp. (a)	1,187	42,525
Celltrion Pharm, Inc. (a)	114	4,194
Celltrion, Inc.	984	116,365
Chabiotech Co. Ltd. (a)	3,473	27,689
CJ CGV Co. Ltd. (a)	3,728	14,005
Cosmax, Inc.	89	18,432
CosmoAM&T Co. Ltd. (a)	97	2,433
CS Wind Corp.	111	3,857
Daeduck Electronics Co. Ltd.	1,294	16,606
Daejoo Electronic Materials Co. Ltd.	147	7,799
Dear U Co. Ltd.	1,688	76,921
Delivery Hero SE (a) (e)	43	1,159
Dentium Co. Ltd.	108	4,937
DI Dong Il Corp.	127	3,642
Dongsuh Cos., Inc.	2,650	55,765
Doosan Co. Ltd.	56	27,220
Doosan Enerbility Co. Ltd. (a)	2,741	138,918
Doosan Fuel Cell Co. Ltd. (a)	515	8,567
Douzone Bizon Co. Ltd.	433	21,656
Duk San Neolux Co. Ltd. (a)	2,776	73,123
Ecopro BM Co. Ltd. (a)	363	27,058
Ecopro Co. Ltd.	1,104	36,934
Ecopro Materials Co. Ltd. (a)	212	7,132
E-MART, Inc.	113	7,150
EMRO, Inc.	2,551	99,802
Enchem Co. Ltd. (a)	421	17,438
Eo Technics Co. Ltd.	127	15,828
ESR Kendall Square REIT Co. Ltd.	19,507	60,706
Eugene Technology Co. Ltd.	614	17,789
GemVax & Kael Co. Ltd. (a)	1,474	67,169
Han Kuk Carbon Co. Ltd.	3,677	70,837
Hana Financial Group, Inc.	1,430	91,441
Hana Micron, Inc.	462	4,091
Hanall Biopharma Co. Ltd. (a)	771	13,854
Hanmi Science Co. Ltd.	681	22,606
Hanmi Semiconductor Co. Ltd.	273	20,633
Hanwha Aerospace Co. Ltd.	421	264,529
Hanwha Engine (a)	1,307	27,552
Hanwha Ocean Co. Ltd. (a)	905	53,243
Hanwha Systems Co. Ltd.	2,590	111,307
Hanwha Vision Co. Ltd. (a)	803	29,869
HD Hyundai Electric Co. Ltd.	369	138,621
HD Hyundai Heavy Industries Co. Ltd.	150	47,625
HD Hyundai Mipo	102	15,947
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	291	78,917

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
HD-Hyundai Marine Engine (a)	1,180	$43,979
Hite Jinro Co. Ltd.	8,874	135,451
HLB Life Science Co. Ltd. (a)	4,043	14,829
Hlb Pharma Ceutical Co. Ltd. (a)	651	8,301
HLB, Inc. (a)	712	25,903
HPSP Co. Ltd.	516	10,610
HYBE Co. Ltd.	264	60,445
Hyosung Heavy Industries Corp.	73	48,194
Hyundai Feed, Inc. (a) (c)	970	536
Hyundai Mobis Co. Ltd.	1,082	230,093
Hyundai Motor Co.	2,374	357,965
Hyundai Rotem Co. Ltd.	774	112,693
Hyundai Steel Co.	578	12,591
Hyundai Wia Corp.	137	4,649
Iljin Electric Co. Ltd.	1,270	38,770
ISC Co. Ltd.	245	10,856
ISU Specialty Chemical (a)	772	24,225
IsuPetasys Co. Ltd.	1,165	45,146
JNTC Co. Ltd. (a)	681	9,305
Jusung Engineering Co. Ltd.	1,102	25,354
JYP Entertainment Corp.	519	28,573
Kakao Corp.	287	12,759
Kakao Games Corp. (a)	4,848	68,682
Kakaopay Corp. (a)	1,740	98,887
KB Financial Group, Inc.	5,822	478,408
KEPCO Engineering & Construction Co., Inc.	107	8,269
Kia Corp.	1,133	81,348
Koh Young Technology, Inc.	369	4,388
Korea Aerospace Industries Ltd.	1,198	79,713
Korea Electric Power Corp. ADR	4,989	71,043
Korea Electric Terminal Co. Ltd.	451	21,788
Korea Zinc Co. Ltd.	36	21,846
Krafton, Inc. (a)	195	52,449
KT&G Corp.	1,635	154,705
Kum Yang Co. Ltd. (a) (c)	697	2,556
Kyung Dong Navien Co. Ltd.	618	33,153
L&F Co. Ltd. (a)	126	4,603
Lake Materials Co. Ltd.	2,698	24,169
LG Chem Ltd.	536	83,998
LG Electronics, Inc.	438	23,951
LG H&H Co. Ltd.	277	65,576
LIG Nex1 Co. Ltd.	294	117,635
LigaChem Biosciences, Inc. (a)	742	63,116
Lotte Chemical Corp.	24	1,046
Lotte Chilsung Beverage Co. Ltd.	256	22,611
LOTTE REIT Co. Ltd.	44,379	123,312
LS Eco Energy Ltd.	183	4,685
LS Electric Co. Ltd.	97	21,490
Lunit, Inc. (a)	1,856	79,213
Medytox, Inc.	57	7,514
Naturecell Co. Ltd. (a)	4,098	84,565
NAVER Corp.	3,190	620,462
NCSoft Corp.	86	13,159
Nexon Games Co. Ltd. (a)	6,134	63,176
Security Description	Shares	Value
NEXTIN, Inc.	638	$23,968
NICE Information Service Co. Ltd.	8,811	106,677
NKMax Co. Ltd. (a) (c)	6,826	2,554
OliX Pharmaceuticals, Inc. (a)	615	15,858
Oscotec, Inc. (a)	1,054	22,375
Park Systems Corp.	212	44,847
Pearl Abyss Corp. (a)	1,517	47,547
People & Technology, Inc.	551	12,636
Peptron, Inc. (a)	316	44,089
PharmaResearch Co. Ltd.	142	51,924
Poongsan Corp.	125	11,920
Posco DX Co. Ltd.	631	10,964
POSCO Future M Co. Ltd. (a)	199	18,638
POSCO Holdings, Inc. ADR	9,076	440,095
Posco International Corp.	79	2,909
PSK Holdings, Inc.	197	5,145
Rainbow Robotics (a)	205	42,607
Sam Chun Dang Pharm Co. Ltd.	1,748	190,783
Samsung C&T Corp.	494	59,078
Samsung E&A Co. Ltd.	1,013	16,588
Samsung Electronics Co. Ltd. GDR	2,464	2,712,864
Samsung Electronics Co. Ltd. Preference Shares	8,866	325,183
Samsung Fire & Marine Insurance Co. Ltd.	267	85,861
Samsung Heavy Industries Co. Ltd. (a)	3,192	39,640
Samsung SDI Co. Ltd.	120	15,365
Samsung Securities Co. Ltd.	770	41,992
Samyang Foods Co. Ltd.	125	129,205
Seegene, Inc.	396	9,712
Seojin System Co. Ltd. (a)	826	12,944
SHIFT UP Corp. (a)	200	7,247
Shinhan Financial Group Co. Ltd.	5,733	260,823
Shinsung Delta Tech Co. Ltd.	534	27,341
Silicon2 Co. Ltd. (a)	941	43,020
SK Chemicals Co. Ltd.	115	6,135
SK Hynix, Inc.	8,897	1,924,959
SK Innovation Co. Ltd.	297	26,936
SK oceanplant Co. Ltd. (a)	1,956	27,682
SK REITs Co. Ltd.	12,685	43,424
SK Square Co. Ltd. (a)	143	19,390
SK, Inc.	282	42,730
SM Entertainment Co. Ltd.	289	30,193
Solus Advanced Materials Co. Ltd.	636	3,822
Soop Co. Ltd.	184	12,434
Soulbrain Co. Ltd.	26	3,468
ST Pharm Co. Ltd.	114	6,504
Studio Dragon Corp. (a)	631	24,032
Taesung Co. Ltd. (a)	2,693	53,976
Taihan Electric Wire Co. Ltd. (a)	568	7,256
Tokai Carbon Korea Co. Ltd.	87	6,923
Voronoi, Inc. (a)	588	47,707

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
VT Co. Ltd. (a)	2,478	$64,814
Wemade Co. Ltd. (a)	1,728	43,789
YC Corp. (a)	940	6,986
YG Entertainment, Inc.	1,174	82,813
Youlchon Chemical Co. Ltd.	443	10,126
Yuhan Corp.	65	5,019
		13,597,239
SPAIN — 0.8%
Acciona SA (b)	5,923	1,062,374
Acerinox SA (b)	24,245	307,937
ACS Actividades de Construccion y Servicios SA (b)	23,945	1,656,956
Amadeus IT Group SA (b)	8,113	680,736
Banco Bilbao Vizcaya Argentaria SA	67,601	1,035,959
Banco Santander SA	173,142	1,428,186
Distribuidora Internacional de Alimentacion SA (a)	942	29,635
Grenergy Renovables SA (a)	299	21,585
Iberdrola SA	88,543	1,693,120
Industria de Diseno Textil SA	12,616	654,274
Repsol SA (b)	13,868	202,429
Telefonica SA (b)	53,280	278,815
		9,052,006
SWEDEN — 0.8%
Alleima AB	4,729	37,091
Assa Abloy AB Class B	27,374	847,898
Atlas Copco AB Class B	88,511	1,248,668
Boozt AB (a) (b) (e)	7,796	64,909
Camurus AB (a)	3,166	201,479
Epiroc AB Class B	25,479	483,893
Evolution AB (e)	4,400	346,999
Industrivarden AB Class A	337	12,136
MIPS AB	2,834	131,792
Sandvik AB	23,629	537,766
Securitas AB Class B	57,472	853,300
Skandinaviska Enskilda Banken AB Class A	55,869	967,847
Skanska AB Class B	24,178	558,633
SKF AB Class B	17,212	392,085
Svenska Handelsbanken AB Class A	22,602	299,885
Tele2 AB Class B	16,911	245,315
Telefonaktiebolaget LM Ericsson Class B	45,186	383,757
Telia Co. AB	38,882	138,590
Volvo AB Class A	29,903	833,986
Xvivo Perfusion AB (a) (b)	690	20,475
		8,606,504
SWITZERLAND — 1.3%
ABB Ltd.	33,614	1,997,837
Accelleron Industries AG (b)	1,641	115,035
Adecco Group AG (b)	6,549	194,002
Basilea Pharmaceutica Ag Allschwil (a)	120	7,078
Security Description	Shares	Value
Cie Financiere Richemont SA Class A	9,032	$1,695,769
DSM-Firmenich AG	6,997	741,344
Geberit AG	2,389	1,872,784
Givaudan SA	261	1,259,423
Kuehne & Nagel International AG	2,406	518,832
Sandoz Group AG	4,346	237,064
Sensirion Holding AG (a) (b) (e)	400	42,462
SGS SA	8,525	862,139
Swatch Group AG Bearer Shares (b)	331	53,684
TE Connectivity PLC	10,921	1,842,045
UBS Group AG	46,488	1,568,094
Vetropack Holding AG	87	3,492
Zurich Insurance Group AG	1,565	1,090,388
		14,101,472
TAIWAN — 2.0%
Ability Opto-Electronics Technology Co. Ltd.	2,000	8,592
Accton Technology Corp.	2,000	49,979
Acter Group Corp. Ltd.	4,000	54,430
Advanced Energy Solution Holding Co. Ltd.	1,000	36,286
Advanced Wireless Semiconductor Co.	3,000	8,000
Advancetek Enterprise Co. Ltd.	43,000	105,837
Alchip Technologies Ltd.	3,000	317,849
All Ring Tech Co. Ltd.	3,000	41,490
Allied Supreme Corp.	5,000	43,047
Alpha Networks, Inc.	16,000	15,610
Andes Technology Corp. (a)	4,000	40,394
AP Memory Technology Corp.	4,000	40,942
Apex Dynamics, Inc.	1,000	27,728
Asia Optical Co., Inc.	12,000	56,278
AUO Corp. ADR (a)	54,275	267,576
AURAS Technology Co. Ltd.	2,000	43,886
Bank of Kaohsiung Co. Ltd.	705,555	292,250
Bizlink Holding, Inc.	3,034	88,074
C Sun Manufacturing Ltd.	7,000	36,184
Caliway Biopharmaceuticals Co. Ltd. (a)	1,000	46,043
Century Iron & Steel Industrial Co. Ltd.	4,000	32,452
Chailease Holding Co. Ltd.	4,214	18,248
Channel Well Technology Co. Ltd.	26,000	72,094
Charoen Pokphand Enterprise	5,500	24,006
Chenming Electronic Technology Corp.	6,000	27,112
Chief Telecom, Inc.	8,300	114,931
China Motor Corp.	11,000	23,158
Chung Hwa Pulp Corp. (a)	23,000	9,448
Chunghwa Precision Test Tech Co. Ltd.	3,000	85,958

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Chunghwa Telecom Co. Ltd. ADR (b)	21,889	$1,020,246
Crowell Development Corp.	46,000	48,973
CTBC Financial Holding Co. Ltd.	218,000	326,119
CyberPower Systems, Inc.	2,000	17,698
Da-Li Development Co. Ltd.	18,000	29,854
Daxin Materials Corp.	5,000	45,872
Delpha Construction Co. Ltd.	33,000	34,963
Dynapack International Technology Corp.	6,000	46,419
E Ink Holdings, Inc.	4,000	30,262
EirGenix, Inc. (a)	16,000	33,630
Elite Advanced Laser Corp.	11,000	78,701
Elite Material Co. Ltd.	1,000	30,193
Elite Semiconductor Microelectronics Technology, Inc.	11,000	20,560
Evergreen Marine Corp. Taiwan Ltd.	1,600	10,900
Faraday Technology Corp.	12,463	79,142
Fitipower Integrated Technology, Inc. (a)	10,629	79,503
FocalTech Systems Co. Ltd.	28,000	63,358
Formosa Chemicals & Fibre Corp.	11,000	8,623
Formosa Plastics Corp.	14,000	16,702
Fortune Electric Co. Ltd.	1,100	21,200
Fositek Corp.	2,000	55,594
Fulgent Sun International Holding Co. Ltd.	5,197	18,591
G Shank Enterprise Co. Ltd.	6,000	14,604
Genius Electronic Optical Co. Ltd.	1,079	15,440
Global Unichip Corp.	1,000	44,673
Globalwafers Co. Ltd.	1,000	10,321
Gold Circuit Electronics Ltd.	41,800	422,121
Goldsun Building Materials Co. Ltd.	4,000	5,361
Grand Process Technology Corp.	1,000	55,970
Great Tree Pharmacy Co. Ltd.	5,000	25,760
Gudeng Precision Industrial Co. Ltd.	1,049	13,358
HD Renewable Energy Co. Ltd.	14,000	112,625
Hiyes International Co. Ltd.	7,000	24,442
Hon Hai Precision Industry Co. Ltd. GDR	127,383	1,375,736
Hu Lane Associate, Inc.	3,000	13,505
Huang Hsiang Construction Corp.	13,523	19,975
Hwang Chang General Contractor Co. Ltd.	22,192	61,383
I-Chiun Precision Industry Co. Ltd.	13,000	34,044
International Games System Co. Ltd.	16,000	469,944
ITE Technology, Inc.	1,000	4,827
J&V Energy Technology Co. Ltd.	12,000	67,370
Security Description	Shares	Value
Jentech Precision Industrial Co. Ltd.	3,299	$170,529
Johnson Health Tech Co. Ltd.	9,000	53,454
JSL Construction & Development Co. Ltd.	5,000	13,470
Kaori Heat Treatment Co. Ltd.	2,000	17,596
Kenmec Mechanical Engineering Co. Ltd.	3,096	6,783
Kindom Development Co. Ltd.	13,000	22,429
King's Town Bank Co. Ltd. (a)	8,000	14,405
Kinik Co.	2,000	21,943
Kinsus Interconnect Technology Corp.	8,000	22,922
L&K Engineering Co. Ltd.	4,099	43,008
LandMark Optoelectronics Corp.	4,000	44,845
Lian HWA Food Corp.	16,000	76,955
Lotus Pharmaceutical Co. Ltd.	3,000	22,748
Lumosa Therapeutics Co. Ltd. (a)	1,000	5,015
Lung Yen Life Service Corp. (a)	51,000	109,640
LuxNet Corp.	19,000	117,075
MediaTek, Inc.	8,000	342,325
Medigen Vaccine Biologics Corp. (a)	21,303	30,665
Merry Electronics Co. Ltd.	3,000	11,297
Microbio Co. Ltd. (a)	5,538	4,360
MPI Corp.	1,000	32,350
Nan Pao Resins Chemical Co. Ltd.	1,000	10,253
Nan Ya Plastics Corp.	16,000	14,953
Nuvoton Technology Corp.	17,000	42,075
O-Bank Co. Ltd.	19,000	6,003
Oneness Biotech Co. Ltd. (a)	1,193	2,581
Orient Semiconductor Electronics Ltd.	21,000	27,605
Pan Jit International, Inc.	24,500	41,935
Pan-International Industrial Corp.	13,000	17,845
Pegavision Corp.	1,085	11,031
Pharmally International Holding Co. Ltd. (a) (c)	1,282	—
Phoenix Silicon International Corp.	9,000	42,055
Polaris Group (a)	8,205	10,842
Posiflex Technology, Inc.	6,000	59,359
Promate Electronic Co. Ltd.	4,000	10,448
Quanta Computer, Inc.	8,000	75,175
Sakura Development Co. Ltd.	32,000	72,847
Sanyang Motor Co. Ltd.	40,000	85,034
Scientech Corp.	3,000	35,431
Shin Zu Shing Co. Ltd.	1,000	7,343
Shinfox Energy Co. Ltd.	30,629	84,300
Shiny Chemical Industrial Co. Ltd.	1,200	4,991
Sincere Navigation Corp. (a)	82,000	60,913
Soft-World International Corp.	11,000	39,350
Solar Applied Materials Technology Corp.	5,000	9,294

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Solomon Technology Corp.	9,000	$42,055
Sporton International, Inc.	11,760	68,236
Sunonwealth Electric Machine Industry Co. Ltd.	2,000	6,881
Ta Ya Electric Wire & Cable	4,200	5,449
TaiMed Biologics, Inc. (a)	8,505	26,494
Taiwan Cogeneration Corp.	27,056	41,355
Taiwan Sakura Corp.	7,000	20,488
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	50,140	11,356,209
Taiwan Speciality Chemicals Corp. (a)	3,000	23,723
Taiwan Surface Mounting Technology Corp.	3,000	10,681
Taiwan Union Technology Corp.	6,000	46,727
Test Research, Inc.	5,000	24,990
Thinking Electronic Industrial Co. Ltd.	1,000	4,536
Tigerair Taiwan Co. Ltd. (a)	15,000	44,417
Topkey Corp.	4,000	25,674
Ttet Union Corp.	4,000	20,813
Unimicron Technology Corp.	2,000	7,805
Union Bank of Taiwan	44,940	27,538
Unitech Printed Circuit Board Corp. (a)	16,239	13,620
United Integrated Services Co. Ltd.	7,000	149,288
United Microelectronics Corp. ADR (b)	85,532	654,320
Universal Cement Corp.	33,000	31,461
Universal Microwave Technology, Inc.	5,000	61,276
Universal Vision Biotechnology Co. Ltd.	4,452	30,785
Via Technologies, Inc.	2,000	4,231
Visual Photonics Epitaxy Co. Ltd.	2,000	8,558
Voltronic Power Technology Corp.	1,000	43,133
Win Semiconductors Corp.	2,000	5,936
Wistron Corp.	4,000	16,774
XinTec, Inc.	15,000	75,739
Yageo Corp.	379	6,292
Yankey Engineering Co. Ltd.	3,000	44,673
Yulon Motor Co. Ltd.	16,896	19,463
Yungshin Construction & Development Co. Ltd.	1,000	4,262
		21,865,803
THAILAND — 0.1%
B Grimm Power PCL	90,100	28,824
Bangkok Airways PCL	25,100	9,420
BCPG PCL	209,900	36,803
Carabao Group PCL	28,400	42,807
CK Power PCL	529,700	36,173
CP ALL PCL NVDR	61,800	83,645
Delta Electronics Thailand PCL	40,600	119,894
Energy Absolute PCL (a)	55,610	4,242
Security Description	Shares	Value
Hana Microelectronics PCL	26,100	$15,656
Ichitan Group PCL	158,500	49,244
KCE Electronics PCL	10,200	5,711
Muangthai Capital PCL	8,800	9,542
Osotspa PCL	59,200	27,316
Plan B Media PCL	285,500	43,209
PTT PCL	158,500	146,268
Regional Container Lines PCL	37,900	30,020
SCB X PCL NVDR	9,400	33,976
SISB PCL	43,000	19,179
Star Petroleum Refining PCL	39,900	6,198
TOA Paint Thailand PCL	4,400	1,489
VGI PCL (a)	220,600	14,250
		763,866
TURKEY — 0.1%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	46,234	32,369
Akbank TAS	74,774	128,151
Akcansa Cimento AS	2,730	9,111
Cimsa Cimento Sanayi VE Ticaret AS	8,778	10,588
Eldorado Gold Corp. (a)	2,398	48,716
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	25,039	11,326
Enerya Enerji AS	95,517	16,298
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (a)	6,929	4,468
Konya Cimento Sanayii AS (a)	1	123
Koza Anadolu Metal Madencilik Isletmeleri AS (a)	14,714	31,097
Lydia Holding AS (a)	5,696	12,954
MIA Teknoloji AS (a)	7,160	5,178
Migros Ticaret AS	11,939	148,437
Nuh Cimento Sanayi AS	11,966	64,741
Oyak Cimento Fabrikalari AS (a)	21,147	11,553
Politeknik Metal Sanayi ve Ticaret AS (a)	26	4,059
Reysas Tasimacilik ve Lojistik Ticaret AS (a)	1,481	576
Tekfen Holding AS	4,030	11,019
Turkiye Is Bankasi AS Class C	306,675	102,884
YEO Teknoloji Enerji VE Endustri AS (a)	10,037	9,100
Ziraat Gayrimenkul Yatirim Ortakligi AS REIT	117,579	71,859
		734,607
UNITED ARAB EMIRATES — 0.2%
Abu Dhabi Commercial Bank PJSC	19,830	72,780
Abu Dhabi Islamic Bank PJSC	9,660	56,547
Agthia Group PJSC	27,787	32,986
Ajman Bank PJSC	509,214	203,805
Al Waha Capital PJSC	44,906	18,829
Alef Education Holding PLC	396,598	111,220
Amanat Holdings PJSC	650,706	198,426

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Apex Investment Co. PSC (a)	95,529	$101,177
Aramex PJSC (a)	115,093	87,428
Dana Gas PJSC	240,151	48,189
Deyaar Development PJSC	579,394	156,173
Dubai Taxi Co. PJSC	20,917	14,238
Emaar Properties PJSC	27,715	102,624
Emirates Central Cooling Systems Corp.	99,071	44,777
Emirates Telecommunications Group Co. PJSC	2,619	12,550
First Abu Dhabi Bank PJSC	9,989	45,147
Gulf Navigation Holding PJSC (a)	43,516	67,415
Multiply Group PJSC (a)	15,333	10,061
Parkin Co. PJSC	41,294	73,080
Phoenix Group PLC (a)	159,157	69,333
RAK Properties PJSC (a)	501,231	196,516
Ras Al Khaimah Ceramics PJSC	24,747	16,642
Space42 PLC (a)	403,296	202,041
Spinneys 1961 Holding PLC	64,064	25,989
Taaleem Holdings PJSC	241,836	273,912
		2,241,885
UNITED KINGDOM — 2.8%
3i Group PLC	25,688	1,450,303
Aberdeen Group PLC	122,237	313,574
Alphawave IP Group PLC (a) (b)	3,753	8,959
Anglogold Ashanti PLC	6,343	285,861
AO World PLC (a)	25,789	34,209
Aston Martin Lagonda Global Holdings PLC (a) (b) (e)	6,059	6,642
AstraZeneca PLC	12,974	1,799,226
AstraZeneca PLC ADR	12,325	861,271
BAE Systems PLC	74,097	1,915,529
Barclays PLC	168,300	777,914
boohoo Group PLC (a) (b)	6,861	1,923
British American Tobacco PLC	13,747	652,367
British Land Co. PLC REIT	9,831	50,708
BT Group PLC (b)	101,739	270,122
Burberry Group PLC (a)	4,128	66,863
CK Hutchison Holdings Ltd.	105,420	648,635
Compass Group PLC	36,097	1,220,314
Craneware PLC	219	6,362
Diageo PLC	22,602	566,180
Flutter Entertainment PLC (a)	99	28,001
Hammerson PLC REIT	3,998	16,381
HSBC Holdings PLC	210,803	2,547,289
Imperial Brands PLC	7,816	308,145
Indivior PLC (a)	1,482	22,015
InterContinental Hotels Group PLC	6,468	736,018
J Sainsbury PLC	20,460	81,252
Land Securities Group PLC REIT	7,980	69,002
Lloyds Banking Group PLC	720,057	756,822
M&G PLC	36,461	128,408
Marks & Spencer Group PLC	22,373	108,655
Security Description	Shares	Value
National Grid PLC	22,962	$334,011
Next PLC	6,020	1,026,238
Pearson PLC	8,446	124,015
Quilter PLC (e)	30,738	66,089
Reckitt Benckiser Group PLC	6,653	451,744
RELX PLC (d)	14,671	791,510
RELX PLC (d)	43,300	2,334,007
Rolls-Royce Holdings PLC	98,490	1,305,928
Sage Group PLC	11,819	202,533
Serica Energy PLC	2,519	5,509
Severn Trent PLC	20,724	776,432
Smith & Nephew PLC	37,696	574,939
Smiths Group PLC	28,945	890,871
Soho House & Co., Inc. (a) (b)	4,297	31,583
SSE PLC	12,870	322,922
Standard Chartered PLC	40,540	670,536
TechnipFMC PLC	9,496	327,042
Tesco PLC	77,540	426,409
Unilever PLC (d)	29,121	1,765,838
Unilever PLC (d)	2	122
United Utilities Group PLC	36,978	578,430
Vodafone Group PLC	274,971	293,080
Whitbread PLC	26,128	1,010,761
WPP PLC	28,632	201,123
		30,250,622
UNITED STATES — 64.5%
10X Genomics, Inc. Class A (a)	1,625	18,818
3M Co.	8,115	1,235,428
89bio, Inc. (a)	1,972	19,365
A10 Networks, Inc.	963	18,634
AAON, Inc.	825	60,845
Abbott Laboratories	27,251	3,706,409
AbbVie, Inc.	21,791	4,044,845
Abercrombie & Fitch Co. Class A (a)	272	22,535
Accel Entertainment, Inc. (a)	13,827	162,744
ACM Research, Inc. Class A (a)	2,847	73,737
ACV Auctions, Inc. Class A (a)	1,870	30,331
AdaptHealth Corp. (a)	442	4,168
Adaptive Biotechnologies Corp. (a)	2,936	34,204
Addus HomeCare Corp. (a)	100	11,519
Adient PLC (a)	1,173	22,827
ADMA Biologics, Inc. (a)	2,694	49,058
Adobe, Inc. (a)	6,530	2,526,326
Advanced Micro Devices, Inc. (a)	17,296	2,454,302
AeroVironment, Inc. (a)	100	28,495
AES Corp.	4,803	50,528
Affiliated Managers Group, Inc.	255	50,176
Affirm Holdings, Inc. (a)	3,234	223,599
Aflac, Inc.	23,631	2,492,125
Agilent Technologies, Inc.	13,199	1,557,614
agilon health, Inc. (a)	16,944	38,971
Agilysys, Inc. (a)	1,353	155,108
AGNC Investment Corp. REIT (b)	7,583	69,688

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Air Products & Chemicals, Inc.	2,576	$726,587
Airbnb, Inc. Class A (a)	3,354	443,868
Akero Therapeutics, Inc. (a)	3,748	199,993
Albemarle Corp.	954	59,787
Alcoa Corp.	8,551	252,340
Alcon AG	4,417	389,539
Alexander & Baldwin, Inc. REIT	3,505	62,494
Align Technology, Inc. (a)	313	59,260
Alignment Healthcare, Inc. (a)	1,610	22,540
Alkami Technology, Inc. (a)	1,565	47,169
Allegion PLC	2,748	396,042
Allstate Corp.	8,359	1,682,750
Ally Financial, Inc.	4,170	162,421
Alnylam Pharmaceuticals, Inc. (a)	413	134,675
Alpha & Omega Semiconductor Ltd. (a)	414	10,623
Alpha Metallurgical Resources, Inc. (a)	220	24,746
Alphabet, Inc. Class A	63,617	11,211,224
Alphabet, Inc. Class C	62,509	11,088,472
Alphatec Holdings, Inc. (a)	1,667	18,504
Altice USA, Inc. Class A (a)	11,986	25,650
Altria Group, Inc.	16,584	972,320
A-Mark Precious Metals, Inc.	527	11,689
Amazon.com, Inc. (a)	106,362	23,334,759
AMC Entertainment Holdings, Inc. Class A (a)	5,635	17,469
Amcor PLC CDI	23,931	222,701
Ameresco, Inc. Class A (a)	497	7,549
American Electric Power Co., Inc.	16,584	1,720,756
American Express Co.	12,825	4,090,918
American Healthcare REIT, Inc.	1,212	44,529
American Superconductor Corp. (a)	2,778	101,925
American Tower Corp. REIT	8,244	1,822,089
Amgen, Inc.	7,444	2,078,439
Amphenol Corp. Class A	1,912	188,810
Amplitude, Inc. Class A (a)	3,985	49,414
Amrize Ltd. (a)	6,022	299,436
Analog Devices, Inc.	7,925	1,886,308
AnaptysBio, Inc. (a)	242	5,372
Anavex Life Sciences Corp. (a) (b)	700	6,454
Annaly Capital Management, Inc. REIT	3,830	72,081
Anterix, Inc. (a)	2,536	65,048
Antero Resources Corp. (a)	727	29,284
Aon PLC Class A	2,104	750,623
APA Corp.	4,290	78,464
Apartment Investment & Management Co. Class A, REIT	19,230	166,339
Apellis Pharmaceuticals, Inc. (a)	380	6,578
Apogee Therapeutics, Inc. (a)	100	4,343
Apollo Global Management, Inc.	1,152	163,434
Security Description	Shares	Value
Appfolio, Inc. Class A (a)	101	$23,258
Appian Corp. Class A (a)	311	9,286
Apple, Inc.	172,615	35,415,009
Applied Digital Corp. (a) (b)	6,240	62,837
Applied Materials, Inc.	14,043	2,570,852
Applied Optoelectronics, Inc. (a) (b)	3,113	79,973
AppLovin Corp. Class A (a)	2,612	914,409
Arbor Realty Trust, Inc. REIT	8,131	87,002
Arbutus Biopharma Corp. (a) (b)	15,358	47,456
Archer Aviation, Inc. Class A (a)	9,666	104,876
Archer-Daniels-Midland Co.	15,324	808,801
Arcus Biosciences, Inc. (a)	4,724	38,453
Arcutis Biotherapeutics, Inc. (a)	2,636	36,957
Ardelyx, Inc. (a)	3,660	14,347
Argan, Inc.	238	52,474
Aris Water Solutions, Inc. Class A	906	21,427
Arista Networks, Inc. (a)	8,969	917,618
Arlo Technologies, Inc. (a)	1,560	26,458
Armada Hoffler Properties, Inc. REIT	917	6,300
ARMOUR Residential REIT, Inc.	1,313	22,072
Array Technologies, Inc. (a) (b)	3,509	20,703
Arrowhead Pharmaceuticals, Inc. (a)	4,967	78,479
ARS Pharmaceuticals, Inc. (a)	1,610	28,095
Arthur J Gallagher & Co.	1,417	453,610
Arvinas, Inc. (a)	1,483	10,915
Asana, Inc. Class A (a)	3,378	45,603
Aspen Aerogels, Inc. (a)	2,405	14,238
AST SpaceMobile, Inc. (a) (b)	2,858	133,554
Astera Labs, Inc. (a)	900	81,378
Astrana Health, Inc. (a)	229	5,698
Astronics Corp. (a)	3,954	132,380
AT&T, Inc.	95,752	2,771,063
Atkore, Inc.	355	25,045
Atlassian Corp. Class A (a)	1,204	244,520
Atmus Filtration Technologies, Inc.	2,816	102,559
Aurora Innovation, Inc. (a) (b)	15,378	80,581
Autodesk, Inc. (a)	313	96,895
Automatic Data Processing, Inc.	7,874	2,428,342
Avanos Medical, Inc. (a)	1,036	12,681
Aveanna Healthcare Holdings, Inc. (a)	3,462	18,106
AvePoint, Inc. (a)	8,451	163,189
Avidity Biosciences, Inc. (a)	1,949	55,352
AvidXchange Holdings, Inc. (a)	5,574	54,569
Avis Budget Group, Inc. (a)	100	16,905
Axcelis Technologies, Inc. (a)	380	26,482
Axon Enterprise, Inc. (a)	990	819,661
Axos Financial, Inc. (a)	372	28,287
Axsome Therapeutics, Inc. (a) (b)	329	34,344
AZEK Co., Inc. (a)	3,794	206,204
Baker Hughes Co.	6,654	255,114

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Bancorp, Inc. (a)	5,692	$324,273
Bank of America Corp.	112,655	5,330,835
Bank of New York Mellon Corp.	25,128	2,289,412
Bar Harbor Bankshares	1,168	34,993
Barrett Business Services, Inc.	242	10,089
Bath & Body Works, Inc.	2,435	72,953
Baxter International, Inc.	16,047	485,903
Beam Therapeutics, Inc. (a)	1,013	17,231
Beazer Homes USA, Inc. (a)	2,600	58,162
Becton Dickinson & Co.	7,300	1,257,425
BellRing Brands, Inc. (a)	374	21,666
Berkshire Hathaway, Inc. Class B (a)	15,688	7,620,760
BigBear.ai Holdings, Inc. (a) (b)	8,527	57,898
Bill Holdings, Inc. (a)	918	42,467
BioCryst Pharmaceuticals, Inc. (a)	8,158	73,096
Biogen, Inc. (a)	4,360	547,572
Biohaven Ltd. (a)	694	9,792
BioLife Solutions, Inc. (a)	2,474	53,290
Bitdeer Technologies Group Class A (a) (b)	2,052	23,557
BJ's Restaurants, Inc. (a)	1,313	58,560
Blackrock, Inc.	901	945,374
Blackstone, Inc.	3,486	521,436
Blend Labs, Inc. Class A (a)	10,628	35,072
Block, Inc. CDI (a)	1,332	89,606
Block, Inc. (a)	3,845	261,191
Bloom Energy Corp. Class A (a) (b)	4,288	102,569
Blue Bird Corp. (a) (b)	1,469	63,402
BlueLinx Holdings, Inc. (a)	255	18,967
Boeing Co. (a)	7,543	1,580,485
Booking Holdings, Inc.	531	3,074,086
Boot Barn Holdings, Inc. (a)	375	57,000
Boston Beer Co., Inc. Class A (a)	101	19,272
Boston Omaha Corp. Class A (a) (b)	313	4,395
Boston Scientific Corp. (a)	16,616	1,784,725
BP PLC	181,060	907,358
Braze, Inc. Class A (a)	878	24,672
Bridgebio Pharma, Inc. (a)	4,920	212,446
Brighthouse Financial, Inc. (a)	2,118	113,885
BrightSpire Capital, Inc. REIT	52,705	266,160
Bristol-Myers Squibb Co.	25,142	1,163,823
Broadcom, Inc.	52,416	14,448,470
Builders FirstSource, Inc. (a)	825	96,269
Bumble, Inc. Class A (a)	2,466	16,251
Burlington Stores, Inc. (a)	100	23,264
Business First Bancshares, Inc.	242	5,965
Butterfly Network, Inc. (a)	8,621	17,242
C3.ai, Inc. Class A (a)	1,955	48,034
Cadence Design Systems, Inc. (a)	2,406	741,409
Caesars Entertainment, Inc. (a)	1,981	56,241
Calix, Inc. (a)	355	18,882
Calumet, Inc. (a)	704	11,092
Security Description	Shares	Value
Cantaloupe, Inc. (a)	6,013	$66,083
Capital City Bank Group, Inc.	1,282	50,447
Capital One Financial Corp.	14,406	3,065,021
Capricor Therapeutics, Inc. (a) (b)	826	8,202
CareDx, Inc. (a)	1,026	20,048
Carnival Corp. (a)	8,244	231,821
Carnival PLC (a)	1,962	49,175
Carpenter Technology Corp.	100	27,638
Carrier Global Corp.	8,244	603,378
Cars.com, Inc. (a)	2,571	30,466
Carvana Co. (a)	1,345	453,211
Cass Information Systems, Inc.	840	36,498
Castle Biosciences, Inc. (a)	1,179	24,075
Catalyst Pharmaceuticals, Inc. (a)	4,628	100,428
Caterpillar, Inc.	7,874	3,056,766
Cava Group, Inc. (a)	242	20,384
CECO Environmental Corp. (a) (b)	372	10,531
Celldex Therapeutics, Inc. (a)	2,492	50,712
Celsius Holdings, Inc. (a)	2,251	104,424
Centene Corp. (a)	355	19,269
Central Pacific Financial Corp.	342	9,586
Centrus Energy Corp. Class A (a)	658	120,532
Century Aluminum Co. (a)	4,594	82,784
Century Communities, Inc.	1,023	57,615
Certara, Inc. (a)	6,963	81,467
CEVA, Inc. (a)	293	6,440
CF Industries Holdings, Inc.	2,504	230,368
CH Robinson Worldwide, Inc.	8,244	791,012
Champion Homes, Inc. (a)	1,941	121,526
ChampionX Corp.	6,954	172,737
Charles Schwab Corp.	22,545	2,057,006
Charter Communications, Inc. Class A (a)	2,213	904,697
Chefs' Warehouse, Inc. (a)	408	26,034
Chemours Co.	2,112	24,182
Chevron Corp.	22,041	3,156,051
Chipotle Mexican Grill, Inc. (a)	18,174	1,020,470
Chord Energy Corp.	1,599	154,863
Chubb Ltd.	9,225	2,672,667
Church & Dwight Co., Inc.	6,881	661,333
Cigna Group	2,444	807,938
Cintas Corp.	2,012	448,414
Cipher Mining, Inc. (a) (b)	10,312	49,291
Cisco Systems, Inc.	63,013	4,371,842
Citigroup, Inc.	36,909	3,141,694
Citizens Financial Group, Inc.	4,796	214,621
Cleanspark, Inc. (a) (b)	7,197	79,383
Clear Channel Outdoor Holdings, Inc. (a)	34,086	39,881
Clear Secure, Inc. Class A	626	17,378
Clearwater Analytics Holdings, Inc. Class A (a)	837	18,355
Cleveland-Cliffs, Inc. (a)	1,292	9,819

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Clorox Co.	7,514	$902,206
Cloudflare, Inc. Class A (a)	3,422	670,130
Clover Health Investments Corp. (a)	13,064	36,449
CME Group, Inc.	4,136	1,139,964
CNH Industrial NV	11,168	145,254
Coastal Financial Corp. (a)	1,306	126,512
Coca-Cola Co.	47,606	3,368,124
Coeur Mining, Inc. (a)	41,977	371,916
Cogent Biosciences, Inc. (a)	584	4,193
Cognizant Technology Solutions Corp. Class A	16,667	1,300,526
Coherent Corp. (a)	644	57,451
Coinbase Global, Inc. Class A (a)	2,099	735,679
Colgate-Palmolive Co.	13,861	1,259,965
Collegium Pharmaceutical, Inc. (a)	2,199	65,024
Comcast Corp. Class A	42,422	1,514,041
CommScope Holding Co., Inc. (a)	6,582	54,499
Community Healthcare Trust, Inc. REIT	320	5,322
Compass, Inc. Class A (a)	20,775	130,467
Conagra Brands, Inc.	16,584	339,474
Confluent, Inc. Class A (a)	922	22,985
ConocoPhillips	22,917	2,056,572
Constellation Energy Corp.	4,917	1,587,011
Corcept Therapeutics, Inc. (a)	100	7,340
Core Natural Resources, Inc.	101	7,044
Core Scientific, Inc. (a)	4,728	80,707
CorMedix, Inc. (a)	1,208	14,883
Corning, Inc.	31,722	1,668,260
Corsair Gaming, Inc. (a)	1,220	11,505
Corteva, Inc.	13,200	983,796
CoStar Group, Inc. (a)	1,535	123,414
Costco Wholesale Corp.	6,307	6,243,552
Coty, Inc. Class A (a)	1,279	5,947
Couchbase, Inc. (a) (b)	2,906	70,848
Coursera, Inc. (a)	3,120	27,331
Covenant Logistics Group, Inc.	510	12,296
Credo Technology Group Holding Ltd. (a)	1,378	127,589
CRH PLC	13,415	1,233,883
Cricut, Inc. Class A (b)	1,334	9,031
Crocs, Inc. (a)	660	66,845
Cross Country Healthcare, Inc. (a)	2,094	27,327
Crowdstrike Holdings, Inc. Class A (a)	2,590	1,319,113
CSL Ltd.	8,733	1,370,585
CSX Corp.	54,941	1,792,725
Cullinan Therapeutics, Inc. (a)	252	1,898
Cummins, Inc.	6,564	2,149,710
Customers Bancorp, Inc. (a)	272	15,977
CVS Health Corp.	21,880	1,509,282
Cytek Biosciences, Inc. (a)	1,325	4,505
Cytokinetics, Inc. (a)	401	13,249
Security Description	Shares	Value
Daily Journal Corp. (a)	100	$42,225
Dana, Inc.	375	6,431
Danaher Corp.	12,506	2,470,435
Datadog, Inc. Class A (a)	2,150	288,809
Dave & Buster's Entertainment, Inc. (a)	3,691	111,025
Dave, Inc. (a)	100	26,841
Deckers Outdoor Corp. (a)	100	10,307
Deere & Co.	4,582	2,329,901
Dell Technologies, Inc. Class C	1,785	218,841
Devon Energy Corp.	3,685	117,220
Dexcom, Inc. (a)	2,249	196,315
DiamondRock Hospitality Co. REIT	5,080	38,913
Digi International, Inc. (a)	527	18,371
Digital Realty Trust, Inc. REIT	375	65,374
DigitalOcean Holdings, Inc. (a)	973	27,789
Diversified Healthcare Trust REIT	7,930	28,389
DNOW, Inc. (a)	950	14,089
Docusign, Inc. (a)	1,333	103,827
Dollar Tree, Inc. (a)	6,181	612,166
DoorDash, Inc. Class A (a)	2,087	514,466
Dow, Inc.	13,421	355,388
Doximity, Inc. Class A (a)	1,551	95,138
DR Horton, Inc.	100	12,892
DraftKings, Inc. Class A (a)	5,253	225,301
Dream Finders Homes, Inc. Class A (a) (b)	925	23,245
Ducommun, Inc. (a)	550	45,446
Duke Energy Corp.	9,063	1,069,434
Duolingo, Inc. (a)	342	140,227
DuPont de Nemours, Inc.	9,679	663,883
Dutch Bros, Inc. Class A (a)	308	21,058
DXC Technology Co. (a)	2,747	42,002
DXP Enterprises, Inc. (a)	342	29,976
Dynatrace, Inc. (a)	971	53,609
Dynavax Technologies Corp. (a)	10,014	99,339
Dyne Therapeutics, Inc. (a)	5,117	48,714
Dynex Capital, Inc. REIT	26,983	329,732
E2open Parent Holdings, Inc. (a)	1,952	6,305
Eagle Bancorp, Inc.	926	18,038
Easterly Government Properties, Inc. REIT	18,734	415,895
Eaton Corp. PLC	6,637	2,369,343
eBay, Inc.	15,996	1,191,062
Ecolab, Inc.	5,680	1,530,419
Edison International	14,367	741,337
Elanco Animal Health, Inc. (a)	3,476	49,637
Elastic NV (a)	373	31,455
Electronic Arts, Inc.	313	49,986
Elevance Health, Inc.	4,307	1,675,251
elf Beauty, Inc. (a)	280	34,843
Eli Lilly & Co.	9,266	7,223,125
Ellington Financial, Inc. REIT (b)	6,031	78,343
Embecta Corp.	1,500	14,535

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Emerson Electric Co.	16,584	$2,211,145
Energy Fuels, Inc. (a) (b)	8,446	48,714
EnerSys	965	82,768
Enliven Therapeutics, Inc. (a) (b)	397	7,964
Enova International, Inc. (a)	255	28,438
Enovix Corp. (a) (b)	5,147	53,220
Enphase Energy, Inc. (a)	1,242	49,245
Enviri Corp. (a)	2,125	18,445
EOG Resources, Inc.	12,014	1,436,995
Eos Energy Enterprises, Inc. (a) (b)	7,750	39,680
EPAM Systems, Inc. (a)	541	95,660
EQT Corp.	1,040	60,653
Equinix, Inc. REIT	527	419,213
Equity Bancshares, Inc. Class A	2,194	89,515
Equity Residential REIT	8,244	556,388
Essential Properties Realty Trust, Inc. REIT	4,127	131,693
Estee Lauder Cos., Inc. Class A	6,992	564,954
Etsy, Inc. (a)	632	31,701
Everi Holdings, Inc. (a)	3,377	48,088
EverQuote, Inc. Class A (a)	684	16,539
Evolent Health, Inc. Class A (a)	3,647	41,065
Evolv Technologies Holdings, Inc. (a)	12,959	80,864
Exact Sciences Corp. (a)	1,502	79,816
Exelon Corp.	11,486	498,722
eXp World Holdings, Inc. (b)	4,279	38,939
Expedia Group, Inc.	616	103,907
Experian PLC	24,785	1,274,333
Expro Group Holdings NV (a)	975	8,375
Extreme Networks, Inc. (a)	2,895	51,965
Exxon Mobil Corp.	57,840	6,235,152
Fair Isaac Corp. (a)	100	182,796
Farmers National Banc Corp.	1,026	14,149
Fastenal Co.	33,368	1,401,456
Fastly, Inc. Class A (a) (b)	3,212	22,677
FB Financial Corp.	1,342	60,793
FedEx Corp.	6,260	1,422,961
Ferguson Enterprises, Inc.	6,650	1,448,037
Fidelity National Information Services, Inc.	1,252	101,925
Figs, Inc. Class A (a)	1,159	6,537
First Busey Corp.	1,074	24,578
First Community Bankshares, Inc.	342	13,396
First Financial Corp.	100	5,419
First Solar, Inc. (a)	840	139,054
FirstEnergy Corp.	16,584	667,672
Fiserv, Inc. (a)	2,274	392,060
Five Star Bancorp	1,381	39,414
Five9, Inc. (a)	647	17,133
Fiverr International Ltd. (a) (b)	687	20,150
Flagstar Financial, Inc.	2,094	22,196
Fluence Energy, Inc. (a) (b)	2,438	16,359
Flywire Corp. (a)	2,517	29,449
Security Description	Shares	Value
Ford Motor Co.	64,958	$704,794
Fortinet, Inc. (a)	3,635	384,292
Fortive Corp.	8,127	423,661
Fox Corp. Class A	11,805	661,552
Franklin BSP Realty Trust, Inc. REIT	1,023	10,936
Franklin Resources, Inc.	23,595	562,741
Freeport-McMoRan, Inc.	9,667	419,064
Freshworks, Inc. Class A (a)	1,874	27,941
Frontier Group Holdings, Inc. (a) (b)	2,795	10,146
FRP Holdings, Inc. (a)	1,268	34,097
FTAI Aviation Ltd.	1,040	119,642
fuboTV, Inc. (a)	20,414	78,798
Fulgent Genetics, Inc. (a)	1,823	36,241
GameStop Corp. Class A (a)	4,190	102,194
Gannett Co., Inc. (a)	5,596	20,034
GCI Liberty, Inc. (a) (c)	1,328	—
GE HealthCare Technologies, Inc.	2,760	204,433
GE Vernova, Inc.	2,609	1,380,552
Genco Shipping & Trading Ltd.	1,320	17,252
GeneDx Holdings Corp. (a)	826	76,248
Generac Holdings, Inc. (a)	376	53,847
General Dynamics Corp.	7,874	2,296,531
General Electric Co.	8,284	2,132,219
General Mills, Inc.	8,244	427,122
General Motors Co.	12,875	633,579
Gentherm, Inc. (a)	275	7,780
GEO Group, Inc. (a)	814	19,495
Geron Corp. (a)	25,398	35,811
Gibraltar Industries, Inc. (a)	650	38,350
Gilead Sciences, Inc.	20,028	2,220,504
Ginkgo Bioworks Holdings, Inc. (a) (b)	7,718	86,827
Gitlab, Inc. Class A (a) (b)	1,046	47,185
Gladstone Commercial Corp. REIT	30,105	431,405
Glaukos Corp. (a)	101	10,432
Global Medical REIT, Inc.	14,705	101,906
Global Payments, Inc.	414	33,137
Globalstar, Inc. (a)	4,369	102,890
GMS, Inc. (a)	1,043	113,426
Gogo, Inc. (a)	1,220	17,910
Goldman Sachs Group, Inc.	5,976	4,229,514
GoodRx Holdings, Inc. Class A (a) (b)	5,947	29,616
GRAIL, Inc. (a) (b)	369	18,974
Green Brick Partners, Inc. (a)	1,972	123,999
Grid Dynamics Holdings, Inc. (a)	3,470	40,078
GSK PLC	41,568	791,781
Guardant Health, Inc. (a)	664	34,555
GXO Logistics, Inc. (a)	527	25,665
HA Sustainable Infrastructure Capital, Inc. (b)	2,458	66,022
Hackett Group, Inc.	1,368	34,775
Haemonetics Corp. (a)	101	7,536

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Haleon PLC	98,720	$506,492
Halliburton Co.	10,103	205,899
Harley-Davidson, Inc.	255	6,018
Hawaiian Electric Industries, Inc. (a)	3,020	32,103
Hayward Holdings, Inc. (a)	1,200	16,560
HCA Healthcare, Inc.	710	272,001
Healthpeak Properties, Inc. REIT	22,583	395,428
HealthStream, Inc.	6,600	182,622
Hecla Mining Co.	3,376	20,222
Heidrick & Struggles International, Inc.	1,025	46,904
Herc Holdings, Inc.	210	27,655
Hershey Co.	6,824	1,132,443
Hertz Global Holdings, Inc. (a) (b)	900	6,147
Hess Corp.	8,244	1,142,124
Hewlett Packard Enterprise Co.	33,287	680,719
Hims & Hers Health, Inc. (a) (b)	4,524	225,521
Holcim AG	6,022	445,598
Home Depot, Inc.	14,155	5,189,789
Honeywell International, Inc.	9,638	2,244,497
Host Hotels & Resorts, Inc. REIT	1,830	28,109
Hovnanian Enterprises, Inc. Class A (a)	1,300	135,915
Howmet Aerospace, Inc.	1,312	244,203
HP, Inc.	30,746	752,047
HubSpot, Inc. (a)	313	174,225
Humana, Inc.	342	83,612
Huron Consulting Group, Inc. (a)	101	13,892
I3 Verticals, Inc. Class A (a)	1,040	28,579
Ichor Holdings Ltd. (a)	309	6,069
Ideaya Biosciences, Inc. (a)	2,203	46,307
IDEXX Laboratories, Inc. (a)	100	53,634
IDT Corp. Class B	355	24,254
Illinois Tool Works, Inc.	5,121	1,266,167
Illumina, Inc. (a)	923	88,063
ImmunityBio, Inc. (a)	7,877	20,795
Immunome, Inc. (a)	1,168	10,862
Immunovant, Inc. (a) (b)	2,203	35,248
Independent Bank Corp.	684	22,168
Ingersoll Rand, Inc.	12,744	1,060,046
Ingevity Corp. (a)	100	4,309
Inmode Ltd. (a)	4,758	68,706
Innodata, Inc. (a) (b)	1,407	72,067
Innovative Industrial Properties, Inc. REIT	1,786	98,623
Innovex International, Inc. (a)	1,952	30,490
Inspire Medical Systems, Inc. (a)	718	93,175
Installed Building Products, Inc.	43	7,754
Insteel Industries, Inc.	1,200	44,652
Insulet Corp. (a)	101	31,732
Intapp, Inc. (a)	1,878	96,942
Integral Ad Science Holding Corp. (a)	1,850	15,374
Intel Corp.	57,366	1,284,998
Intellia Therapeutics, Inc. (a) (b)	1,482	13,901
Security Description	Shares	Value
Intercontinental Exchange, Inc.	6,640	$1,218,241
International Business Machines Corp.	13,441	3,962,138
International Flavors & Fragrances, Inc.	2,471	181,742
International Seaways, Inc.	666	24,296
Intuit, Inc.	4,779	3,764,084
Intuitive Machines, Inc. (a)	3,517	38,230
Intuitive Surgical, Inc. (a)	3,438	1,868,244
IonQ, Inc. (a)	3,095	132,992
Iovance Biotherapeutics, Inc. (a) (b)	1,952	3,357
iRhythm Technologies, Inc. (a)	101	15,550
Itron, Inc. (a)	550	72,396
Ivanhoe Electric, Inc. (a) (b)	806	7,310
J.M. Smucker Co.	6,519	640,166
James Hardie Industries PLC CDI (a)	851	23,256
Jamf Holding Corp. (a)	101	961
Janus International Group, Inc. (a)	5,275	42,938
Janux Therapeutics, Inc. (a)	584	13,490
JELD-WEN Holding, Inc. (a)	3,525	13,818
JFrog Ltd. (a)	919	40,326
Joby Aviation, Inc. (a) (b)	3,372	35,575
Johnson & Johnson	25,750	3,933,312
Johnson Controls International PLC	21,984	2,321,950
JPMorgan Chase & Co.	37,589	10,897,427
Juniper Networks, Inc.	16,584	662,199
Kellanova	8,244	655,645
Kenvue, Inc.	15,321	320,669
Keysight Technologies, Inc. (a)	8,242	1,350,534
Kimberly-Clark Corp.	8,244	1,062,816
Kimco Realty Corp. REIT	1,305	27,431
Kinder Morgan, Inc.	12,252	360,209
Kiniksa Pharmaceuticals International PLC (a)	727	20,116
Kirby Corp. (a)	965	109,441
KKR & Co., Inc.	7,174	954,357
KKR Real Estate Finance Trust, Inc. REIT	4,025	35,299
KLA Corp.	677	606,416
Kohl's Corp.	6,633	56,248
Koppers Holdings, Inc.	1,555	49,993
Kraft Heinz Co.	953	24,606
Kratos Defense & Security Solutions, Inc. (a)	676	31,400
Krystal Biotech, Inc. (a)	2	275
Kura Sushi USA, Inc. Class A (a)	100	8,608
Kymera Therapeutics, Inc. (a)	1,236	53,939
Kyndryl Holdings, Inc. (a)	2,730	114,551
Lam Research Corp.	8,754	852,114
Lamb Weston Holdings, Inc.	5,594	290,049
Landbridge Co. LLC Class A (b)	706	47,711
Lantheus Holdings, Inc. (a) (b)	3,381	276,769
Las Vegas Sands Corp.	8,244	358,696

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Lattice Semiconductor Corp. (a)	101	$4,948
Legacy Housing Corp. (a) (b)	2,192	49,671
Legalzoom.com, Inc. (a)	3,688	32,860
Leidos Holdings, Inc.	2,117	333,978
Lemonade, Inc. (a) (b)	717	31,412
LendingClub Corp. (a)	3,704	44,559
LendingTree, Inc. (a)	2,094	77,625
LENZ Therapeutics, Inc. (a) (b)	342	10,024
LGI Homes, Inc. (a)	43	2,215
Liberty Broadband Corp. Class C (a)	1,222	120,220
Life360, Inc. (a) (b)	1,364	89,001
Light & Wonder, Inc. (a) (b)	2,823	271,742
Limbach Holdings, Inc. (a)	342	47,914
Lindblad Expeditions Holdings, Inc. (a)	6,328	73,848
Linde PLC (d)	5,875	2,756,432
Linde PLC (d)	708	330,772
Liquidity Services, Inc. (a)	242	5,709
Live Oak Bancshares, Inc.	1,817	54,147
LiveRamp Holdings, Inc. (a)	1,575	52,038
Lockheed Martin Corp.	4,728	2,189,726
Lowe's Cos., Inc.	11,638	2,582,123
Lucid Group, Inc. (a) (b)	16,226	34,237
Lululemon Athletica, Inc. (a)	638	151,576
Lumen Technologies, Inc. (a)	11,030	48,311
Lyft, Inc. Class A (a)	2,501	39,416
LyondellBasell Industries NV Class A	8,143	471,154
M&T Bank Corp.	6,358	1,233,388
M/I Homes, Inc. (a)	729	81,735
Macy's, Inc.	3,480	40,577
Madrigal Pharmaceuticals, Inc. (a)	329	99,569
Magnera Corp. (a)	1,268	15,317
Magnite, Inc. (a)	5,400	130,248
MARA Holdings, Inc. (a) (b)	5,012	78,588
Marathon Petroleum Corp.	9,347	1,552,630
Marqeta, Inc. Class A (a)	3,419	19,933
Marsh & McLennan Cos., Inc.	7,901	1,727,475
Marvell Technology, Inc.	7,739	598,999
Mastercard, Inc. Class A	8,445	4,745,583
Matador Resources Co.	2,572	122,736
Match Group, Inc.	939	29,006
Matson, Inc.	865	96,318
Mattel, Inc. (a)	549	10,826
MaxLinear, Inc. (a)	414	5,883
McCormick & Co., Inc.	14,415	1,092,945
McDonald's Corp.	7,874	2,300,547
McKesson Corp.	3,259	2,388,130
MDA Space Ltd. (a)	2,519	64,816
MediaAlpha, Inc. Class A (a)	575	6,296
Medtronic PLC	26,752	2,331,972
Merchants Bancorp	2,159	71,398
Merck & Co., Inc.	33,105	2,620,592
Meridianlink, Inc. (a)	252	4,090
Security Description	Shares	Value
Mesa Laboratories, Inc.	100	$9,422
Meta Platforms, Inc. Class A	25,919	19,130,555
MetLife, Inc.	24,597	1,978,091
Metrocity Bankshares, Inc.	100	2,858
Metropolitan Bank Holding Corp. (a)	1,268	88,760
MGP Ingredients, Inc.	77	2,308
Micron Technology, Inc.	9,760	1,202,920
Microsoft Corp.	83,917	41,741,155
MicroStrategy, Inc. Class A (a)	2,792	1,128,610
Middlesex Water Co.	706	38,251
MiMedx Group, Inc. (a)	1,565	9,562
Mind Medicine MindMed, Inc. (a) (b)	6,340	41,147
Moderna, Inc. (a)	3,725	102,773
Modine Manufacturing Co. (a) (b)	3,816	375,876
Monarch Casino & Resort, Inc.	1,000	86,440
Monday.com Ltd. (a)	331	104,093
Mondelez International, Inc. Class A	8,244	555,975
Moneylion, Inc. (a)	646	58
MongoDB, Inc. (a)	733	153,923
Monolithic Power Systems, Inc.	357	261,103
Montrose Environmental Group, Inc. (a)	1,043	22,831
Moody's Corp.	352	176,560
Morgan Stanley	22,984	3,237,526
Mosaic Co.	7,583	276,628
MP Materials Corp. (a) (b)	101	3,360
MRC Global, Inc. (a)	7,306	100,165
N-able, Inc. (a)	727	5,889
Nabors Industries Ltd. (a) (b)	1,368	38,331
NANO Nuclear Energy, Inc. (a) (b)	602	20,763
Napco Security Technologies, Inc.	940	27,909
Natera, Inc. (a)	420	70,955
National Beverage Corp. (a)	414	17,901
National Presto Industries, Inc.	242	23,706
National Vision Holdings, Inc. (a)	610	14,036
Natural Grocers by Vitamin Cottage, Inc.	909	35,678
NB Bancorp, Inc. (a)	3,462	61,831
nCino, Inc. (a) (b)	329	9,202
Neogen Corp. (a)	1,319	6,305
NeoGenomics, Inc. (a)	3,108	22,719
Nestle SA	30,920	3,062,090
NetApp, Inc.	8,244	878,398
Netflix, Inc. (a)	4,612	6,176,068
Newmont Corp.	8,244	480,295
Newmont Corp. CDI	5,293	302,858
News Corp. Class A	4,340	128,985
NexPoint Residential Trust, Inc. REIT	15,410	513,461
NextDecade Corp. (a)	2,752	24,520
Nextdoor Holdings, Inc. (a)	13,757	22,837
NextEra Energy, Inc.	33,230	2,306,827

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
NextNav, Inc. (a)	2,950	$44,840
NEXTracker, Inc. Class A (a)	1,228	66,766
NIKE, Inc. Class B	21,240	1,508,890
NMI Holdings, Inc. (a)	321	13,543
Noble Corp. PLC	92	2,443
Norfolk Southern Corp.	6,505	1,665,085
Northeast Bank	442	39,334
Northrop Grumman Corp.	3,380	1,689,932
Norwegian Cruise Line Holdings Ltd. (a)	1,640	33,259
NOV, Inc.	3,685	45,805
Novartis AG	21,662	2,617,129
Novavax, Inc. (a) (b)	3,391	21,363
Novocure Ltd. (a)	1,337	23,799
NPK International, Inc. (a)	13,092	111,413
NRG Energy, Inc.	1,008	161,865
Nucor Corp.	1,040	134,722
Nurix Therapeutics, Inc. (a)	2,094	23,851
NuScale Power Corp. (a)	2,294	90,751
Nutanix, Inc. Class A (a)	338	25,837
Nutex Health, Inc. (a)	100	12,449
Nuvalent, Inc. Class A (a)	380	28,994
Nuvation Bio, Inc. (a) (b)	13,406	26,142
nVent Electric PLC	619	45,342
NVIDIA Corp.	287,968	45,496,064
Occidental Petroleum Corp.	9,824	412,706
Oceaneering International, Inc. (a)	6,181	128,070
Oklo, Inc. (a)	1,114	62,373
Okta, Inc. (a)	1,238	123,763
Olaplex Holdings, Inc. (a) (b)	3,362	4,707
Old Dominion Freight Line, Inc.	255	41,386
Olo, Inc. Class A (a)	1,909	16,990
ON Semiconductor Corp. (a)	1,979	103,719
OneSpan, Inc.	2,938	49,035
Opendoor Technologies, Inc. (a)	28,107	14,981
OPKO Health, Inc. (a)	7,608	10,043
Oracle Corp.	23,695	5,180,438
O'Reilly Automotive, Inc. (a)	24,585	2,215,846
Organon & Co.	2,916	28,227
Ormat Technologies, Inc.	1,575	131,922
Orrstown Financial Services, Inc.	1,852	58,949
Oscar Health, Inc. Class A (a)	1,874	40,179
Otis Worldwide Corp.	4,127	408,656
Ovintiv, Inc.	101	3,843
Owens & Minor, Inc. (a)	4,652	42,333
Pagaya Technologies Ltd. Class A (a) (b)	3,120	66,518
PagerDuty, Inc. (a)	375	5,730
Palantir Technologies, Inc. Class A (a)	24,004	3,272,225
Palo Alto Networks, Inc. (a)	5,754	1,177,499
Palomar Holdings, Inc. (a)	1,479	228,136
Par Pacific Holdings, Inc. (a)	412	10,930
PAR Technology Corp. (a) (b)	648	44,952
Paramount Global Class B	16,074	207,355
Security Description	Shares	Value
Parker-Hannifin Corp.	2,493	$1,741,286
Pathward Financial, Inc.	1,155	91,384
Patterson-UTI Energy, Inc.	7,517	44,576
Paymentus Holdings, Inc. Class A (a)	3,395	111,186
Payoneer Global, Inc. (a)	4,418	30,263
PayPal Holdings, Inc. (a)	17,612	1,308,924
PBF Energy, Inc. Class A	3,185	69,019
PDF Solutions, Inc. (a)	380	8,124
Peabody Energy Corp.	2,282	30,624
Peapack-Gladstone Financial Corp.	1,475	41,669
Pediatrix Medical Group, Inc. (a)	584	8,380
Peloton Interactive, Inc. Class A (a) (b)	16,482	114,385
Penn Entertainment, Inc. (a)	1,014	18,120
Pennant Group, Inc. (a)	2,292	68,416
PennyMac Financial Services, Inc.	321	31,984
Pentair PLC	619	63,547
Penumbra, Inc. (a)	355	91,104
PepsiCo, Inc.	16,534	2,183,149
Perpetua Resources Corp. (a) (b)	3,220	39,091
Petco Health & Wellness Co., Inc. (a) (b)	6,582	18,627
Pfizer, Inc.	71,281	1,727,851
PG&E Corp.	1,666	23,224
Philip Morris International, Inc.	16,584	3,020,444
Phillips 66 Co.	4,100	489,130
Photronics, Inc. (a)	1,842	34,685
Phreesia, Inc. (a)	5,378	153,058
Pinterest, Inc. Class A (a)	4,991	178,977
Planet Labs PBC (a)	14,316	87,328
Plug Power, Inc. (a) (b)	21,255	31,670
PNC Financial Services Group, Inc.	8,244	1,536,846
PotlatchDeltic Corp. REIT	1,499	57,517
Powell Industries, Inc. (b)	550	115,747
PPL Corp.	24,871	842,878
Praxis Precision Medicines, Inc. (a)	242	10,176
Preformed Line Products Co.	275	43,948
Privia Health Group, Inc. (a)	313	7,199
PROCEPT BioRobotics Corp. (a)	549	31,622
Procter & Gamble Co.	29,086	4,633,982
PROG Holdings, Inc.	825	24,214
Progressive Corp.	6,794	1,813,047
Prologis, Inc. REIT	20,137	2,116,801
ProPetro Holding Corp. (a)	3,120	18,626
PROS Holdings, Inc. (a)	727	11,385
Protagonist Therapeutics, Inc. (a)	940	51,954
Prudential Financial, Inc.	12,466	1,339,347
PTC Therapeutics, Inc. (a)	2,095	102,320
Public Service Enterprise Group, Inc.	16,584	1,396,041

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Public Storage REIT	6,694	$1,964,153
PubMatic, Inc. Class A (a)	921	11,457
Pulse Biosciences, Inc. (a) (b)	442	6,670
PureCycle Technologies, Inc. (a) (b)	5,056	69,267
Pursuit Attractions & Hospitality, Inc. (a)	927	26,725
Q2 Holdings, Inc. (a)	2,791	261,210
QUALCOMM, Inc.	16,729	2,664,261
Quanex Building Products Corp.	925	17,483
Quanta Services, Inc.	100	37,808
Quantum Computing, Inc. (a) (b)	2,618	50,187
QuantumScape Corp. (a) (b)	9,445	63,470
QuidelOrtho Corp. (a)	101	2,911
QuinStreet, Inc. (a)	1,482	23,860
QXO, Inc. (a) (b)	3,362	72,417
RadNet, Inc. (a)	1,320	75,121
Ralliant Corp. (a)	2,709	131,359
Ramaco Resources, Inc. Class A (b)	1,874	24,624
Range Resources Corp.	626	25,459
RealReal, Inc. (a)	3,300	15,807
Recursion Pharmaceuticals, Inc. Class A (a) (b)	5,032	25,462
Reddit, Inc. Class A (a)	442	66,552
Redfin Corp. (a)	8,290	92,765
Redwire Corp. (a)	3,117	50,807
Regency Centers Corp. REIT	674	48,009
Regeneron Pharmaceuticals, Inc.	1,229	645,225
Relay Therapeutics, Inc. (a)	7,024	24,303
Remitly Global, Inc. (a)	3,966	74,442
Repligen Corp. (a)	297	36,941
Replimune Group, Inc. (a)	1,510	14,028
Resideo Technologies, Inc. (a)	1,599	35,274
Revolution Medicines, Inc. (a)	596	21,927
Revolve Group, Inc. (a)	3,416	68,491
Rhythm Pharmaceuticals, Inc. (a)	2,556	161,514
Ribbon Communications, Inc. (a)	2,269	9,099
Rigetti Computing, Inc. (a)	3,716	44,072
Riley Exploration Permian, Inc.	1,368	35,883
RingCentral, Inc. Class A (a)	1,040	29,484
Riot Platforms, Inc. (a)	6,309	71,292
Rivian Automotive, Inc. Class A (a)	9,807	134,748
RLJ Lodging Trust REIT	4,015	29,229
Robinhood Markets, Inc. Class A (a)	6,968	652,414
ROBLOX Corp. Class A (a)	3,777	397,340
Roche Holding AG	8,128	2,638,537
Rocket Cos., Inc. Class A (b)	1,575	22,334
Rocket Lab Corp. (a) (b)	5,215	186,541
Rocket Pharmaceuticals, Inc. (a)	2,179	5,339
Roivant Sciences Ltd. (a)	4,077	45,948
Roku, Inc. (a)	1,257	110,478
Root, Inc. Class A (a)	342	43,766
Security Description	Shares	Value
Ross Stores, Inc.	12,586	$1,605,722
Royal Caribbean Cruises Ltd.	1,540	482,236
RTX Corp.	27,859	4,067,971
Rubrik, Inc. Class A (a)	976	87,440
Rumble, Inc. (a)	1,268	11,387
RxSight, Inc. (a)	297	3,861
S&P Global, Inc.	4,736	2,497,245
Sable Offshore Corp. (a)	1,268	27,871
Sabre Corp. (a)	4,973	15,715
Safehold, Inc. REIT	1,792	27,884
Salesforce, Inc.	13,857	3,778,665
Samsara, Inc. Class A (a)	918	36,518
Sandisk Corp. (a)	3,445	156,231
Sanofi SA	11,932	1,151,464
Sarepta Therapeutics, Inc. (a)	630	10,773
Schlumberger NV	16,887	570,781
Schneider Electric SE	8,480	2,247,668
Scholar Rock Holding Corp. (a)	3,537	125,281
Schrodinger, Inc. (a) (b)	4,925	99,091
Seagate Technology Holdings PLC	6,594	951,712
Select Water Solutions, Inc.	20,396	176,221
SEMrush Holdings, Inc. Class A (a)	5,846	52,906
SentinelOne, Inc. Class A (a)	694	12,686
ServiceNow, Inc. (a)	1,782	1,832,039
Sezzle, Inc. (a)	618	110,776
Shell PLC	84,682	2,963,181
Shenandoah Telecommunications Co.	355	4,849
Sherwin-Williams Co.	893	306,620
Shift4 Payments, Inc. Class A (a) (b)	990	98,119
Shoals Technologies Group, Inc. Class A (a) (b)	2,416	10,268
SI-BONE, Inc. (a)	1,270	23,901
SIGA Technologies, Inc.	3,376	22,012
Simon Property Group, Inc. REIT	8,244	1,325,305
Simulations Plus, Inc.	5,359	93,515
Sinch AB (a) (e)	4,456	12,839
SiteOne Landscape Supply, Inc. (a)	275	33,258
SiTime Corp. (a)	101	21,521
SM Energy Co.	313	7,734
Smith & Wesson Brands, Inc.	727	6,310
Snap, Inc. Class A (a) (b)	10,732	93,261
Snowflake, Inc. Class A (a)	2,747	614,696
SoFi Technologies, Inc. (a) (b)	10,959	199,563
SolarEdge Technologies, Inc. (a) (b)	356	7,262
Solaris Energy Infrastructure, Inc.	1,006	28,460
Soleno Therapeutics, Inc. (a)	100	8,378
Solventum Corp. (a)	2,001	151,756
Sonos, Inc. (a)	3,734	40,365
Sotera Health Co. (a)	865	9,619

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
SoundHound AI, Inc. Class A (a) (b)	6,628	$71,118
South Plains Financial, Inc.	1,168	42,095
Southern Co.	8,244	757,047
Southern Missouri Bancorp, Inc.	926	50,726
Spirit AeroSystems Holdings, Inc. Class A (a)	1,197	45,666
Spotify Technology SA (a)	1,368	1,049,721
Sprinklr, Inc. Class A (a)	1,484	12,555
Sprout Social, Inc. Class A (a)	1,236	25,845
Sprouts Farmers Market, Inc. (a)	203	33,422
Spyre Therapeutics, Inc. (a)	242	3,623
STAAR Surgical Co. (a)	576	9,665
Standard BioTools, Inc. (a)	12,850	15,420
Starbucks Corp.	20,392	1,868,519
State Street Corp. (f)	8,244	876,667
Stellantis NV (b)	23,802	237,741
Stoke Therapeutics, Inc. (a)	2,436	27,649
Stryker Corp.	5,313	2,101,982
Summit Hotel Properties, Inc. REIT	4,287	21,821
Sunrun, Inc. (a)	3,892	31,837
Super Micro Computer, Inc. (a) (b)	5,528	270,927
Surgery Partners, Inc. (a)	355	7,892
Sweetgreen, Inc. Class A (a) (b)	1,014	15,088
Swiss Re AG	7,825	1,348,240
Synchrony Financial	9,196	613,741
Syndax Pharmaceuticals, Inc. (a)	1,545	14,469
Synopsys, Inc. (a)	851	436,291
Sysco Corp.	16,584	1,256,072
Take-Two Interactive Software, Inc. (a)	220	53,427
Talen Energy Corp. (a)	238	69,203
Tandem Diabetes Care, Inc. (a)	718	13,384
Tapestry, Inc.	7,907	694,314
Target Corp.	8,244	813,271
Target Hospitality Corp. (a)	313	2,229
TechTarget, Inc. (a)	6,896	53,582
Teladoc Health, Inc. (a)	12,144	105,774
Tempus AI, Inc. (a) (b)	700	44,478
Terawulf, Inc. (a) (b)	7,782	34,085
Tesla, Inc. (a)	32,707	10,389,706
Texas Instruments, Inc.	14,463	3,002,808
Texas Pacific Land Corp.	100	105,639
TG Therapeutics, Inc. (a)	5,244	188,732
Thermo Fisher Scientific, Inc.	7,497	3,039,734
Thermon Group Holdings, Inc. (a)	3,188	89,519
Thor Industries, Inc. (b)	100	8,881
Thryv Holdings, Inc. (a)	1,168	14,203
TJX Cos., Inc.	29,260	3,613,317
T-Mobile U.S., Inc.	2,869	683,568
Toast, Inc. Class A (a)	4,041	178,976
Trade Desk, Inc. Class A (a)	4,491	323,307
Trane Technologies PLC	4,768	2,085,571
Transcat, Inc. (a) (b)	275	23,639
Security Description	Shares	Value
TransDigm Group, Inc.	100	$152,064
TransMedics Group, Inc. (a) (b)	2,105	282,091
Transocean Ltd. (a) (b)	2,119	5,488
Travelers Cos., Inc.	8,244	2,205,600
Travere Therapeutics, Inc. (a)	584	8,643
Trex Co., Inc. (a)	1,297	70,531
Triumph Financial, Inc. (a)	967	53,291
Triumph Group, Inc. (a)	4,742	122,106
Trump Media & Technology Group Corp. (a)	684	12,339
Trupanion, Inc. (a)	639	35,369
Turning Point Brands, Inc.	827	62,662
Twilio, Inc. Class A (a)	1,309	162,787
Twist Bioscience Corp. (a)	2,204	81,085
Tyson Foods, Inc. Class A	12,785	715,193
U.S. Bancorp	25,142	1,137,675
U.S. Lime & Minerals, Inc.	584	58,283
Uber Technologies, Inc. (a)	17,849	1,665,312
Udemy, Inc. (a)	5,214	36,654
UiPath, Inc. Class A (a)	3,442	44,058
Ultra Clean Holdings, Inc. (a)	414	9,344
UMH Properties, Inc. REIT	47,529	798,012
Union Pacific Corp.	11,011	2,533,411
United Parcel Service, Inc. Class B	8,244	832,149
United Rentals, Inc.	257	193,624
UnitedHealth Group, Inc.	11,616	3,623,844
Uniti Group, Inc. REIT (a)	10,647	45,995
Unitil Corp.	3,653	190,504
Unity Software, Inc. (a)	3,545	85,789
Universal Corp.	299	17,414
Universal Logistics Holdings, Inc. (b)	1,675	42,511
Universal Technical Institute, Inc. (a)	1,268	42,973
Upstart Holdings, Inc. (a)	1,664	107,628
Upwork, Inc. (a)	3,097	41,624
Uranium Energy Corp. (a) (b)	4,485	30,498
UWM Holdings Corp.	3,860	15,980
Valero Energy Corp.	8,183	1,099,959
Varonis Systems, Inc. (a)	644	32,683
Vaxcyte, Inc. (a)	255	8,290
Veeva Systems, Inc. Class A (a)	729	209,937
Vera Therapeutics, Inc. (a)	442	10,414
Veracyte, Inc. (a)	606	16,380
Veralto Corp.	4,316	435,700
Veris Residential, Inc. REIT	355	5,286
Verizon Communications, Inc.	33,386	1,444,612
Vertex Pharmaceuticals, Inc. (a)	1,572	699,854
Vertex, Inc. Class A (a)	3,118	110,175
Vertiv Holdings Co. Class A	4,083	524,298
Verve Therapeutics, Inc. (a)	10,312	115,804
Viatris, Inc.	10,429	93,131
Vicor Corp. (a)	1,277	57,925
Victoria's Secret & Co. (a) (b)	848	15,705
Viking Therapeutics, Inc. (a) (b)	940	24,910

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Vimeo, Inc. (a)	10,081	$40,727
Vir Biotechnology, Inc. (a)	935	4,712
Viridian Therapeutics, Inc. (a)	1,874	26,199
Visa, Inc. Class A	22,784	8,089,459
Vistra Corp.	3,454	669,420
Vita Coco Co., Inc. (a)	1,220	44,042
Vital Energy, Inc. (a) (b)	585	9,413
Vital Farms, Inc. (a)	1,272	48,997
Vobile Group Ltd. (a) (b)	86,000	35,276
Vontier Corp.	3,202	118,154
Walgreens Boots Alliance, Inc.	16,584	190,384
Walmart, Inc.	49,552	4,845,195
Walt Disney Co.	26,332	3,265,431
Warby Parker, Inc. Class A (a)	1,821	39,935
Warner Bros Discovery, Inc. (a)	23,815	272,920
Waste Management, Inc.	10,364	2,371,490
WaVe Life Sciences Ltd. (a)	826	5,369
Wayfair, Inc. Class A (a) (b)	1,274	65,152
Weave Communications, Inc. (a)	3,779	31,441
Wells Fargo & Co.	53,381	4,276,886
Welltower, Inc. REIT	4,026	618,917
WesBanco, Inc.	257	8,129
Western Digital Corp.	10,335	661,337
Whitestone REIT	3,975	49,608
Williams Cos., Inc.	15,077	946,986
Willis Lease Finance Corp.	242	34,553
Winnebago Industries, Inc.	375	10,875
WK Kellogg Co. (b)	2,097	33,426
Workday, Inc. Class A (a)	951	228,240
World Acceptance Corp. (a)	375	61,920
Xenia Hotels & Resorts, Inc. REIT	865	10,873
Xometry, Inc. Class A (a)	1,752	59,200
XPO, Inc. (a)	610	77,037
YETI Holdings, Inc. (a)	1,830	57,682
Yext, Inc. (a)	4,284	36,414
York Water Co. (b)	5,072	160,275
Yum! Brands, Inc.	8,244	1,221,596
Zeta Global Holdings Corp. Class A (a)	4,078	63,168
Zillow Group, Inc. Class C (a)	1,338	93,727
Zoetis, Inc.	5,358	835,580
Zoom Communications, Inc. (a)	2,479	193,312
ZoomInfo Technologies, Inc. (a)	2,191	22,173
Zscaler, Inc. (a)	1,033	324,300
		701,403,587
ZAMBIA — 0.0% *
First Quantum Minerals Ltd. (a) (b)	6,817	120,853
TOTAL COMMON STOCKS (Cost $865,151,350)		1,083,529,718
RIGHTS — 0.0% *
INDIA — 0.0% *
Ethos Ltd. (expiring 07/02/25) (a)	183	1,694
Security Description	Shares	Value
Infibeam Avenues Ltd. (expiring 07/11/25) (a)	29,748	$2,272
		3,966
SOUTH KOREA — 0.0% *
ESR Kendall Square REIT Co. Ltd. (expiring 07/04/25) (a)	3,020	—
Hanwha Aerospace Co. Ltd. (expiring 07/02/25) (a)	25	3,038
POSCO Future M Co. Ltd. (expiring 07/22/25) (a)	23	511
		3,549
UNITED STATES — 0.0% *
Gen Digital, Inc. (expiring 04/17/27) (a)	2	16
Inhibrx, Inc. (expiring 12/31/49) (a)	2,929	1,904
		1,920
TOTAL RIGHTS (Cost $1,912)		9,435
WARRANTS — 0.0% *
BRAZIL — 0.0% *
Orizon Valorizacao de Residuos SA (expiring 12/31/45) (a)	1,673	288
MALAYSIA — 0.0% *
Supermax Corp. Bhd. (expiring 03/01/30) (a)	2,653	120
Top Glove Corp. Bhd. (expiring 02/09/30) (a)	1,865	82
YTL Corp. Bhd. (expiring 06/02/28) (a)	11,740	2,287
YTL Power International Bhd. (expiring 06/02/28) (a)	7,120	2,587
		5,076
SINGAPORE — 0.0% *
Guan Chong Bhd. (expiring 06/19/28) 1.60% (a)	8,625	450
THAILAND — 0.0% *
Energy Absolute PCL (expiring 02/13/28) (a)	7,835	212
VGI PCL (expiring 09/03/25) (a)	19,220	278
		490
TOTAL WARRANTS (Cost $4)		6,304
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (f) (g)	915,482	915,482

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	20,300,866	$20,300,866
TOTAL SHORT-TERM INVESTMENTS (Cost $21,216,348)		21,216,348
TOTAL INVESTMENTS — 101.7% (Cost $886,369,614)		1,104,761,805
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(18,089,347)
NET ASSETS — 100.0%		$1,086,672,458
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the securities is $19,488, representing 0.00% of the Fund's net assets.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	33	09/19/2025	$1,986,089	$2,035,275	$49,186
E-mini S&P 500 Index (long)	4	09/19/2025	1,215,035	1,250,750	35,715
MSCI EAFE Index (long)	1	09/19/2025	131,900	134,085	2,185
					$87,086

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,082,847,835	$662,395	$19,488	$1,083,529,718
Rights	1,710	7,725	—	9,435
Warrants	1,142	5,162	—	6,304
Short-Term Investments	21,216,348	—	—	21,216,348
TOTAL INVESTMENTS	$1,104,067,035	$675,282	$19,488	$1,104,761,805
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$87,086	$—	$—	$87,086
TOTAL OTHER FINANCIAL INSTRUMENTS:	$87,086	$—	$—	$87,086
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Corp.	7,256	$641,938	$146,964	$48,723	$12,647	$123,841	8,244	$876,667	$16,998
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,331,827	2,331,827	39,586,870	41,003,215	—	—	915,482	915,482	60,551
State Street Navigator Securities Lending Portfolio II	17,074,988	17,074,988	81,305,114	78,079,236	—	—	20,300,866	20,300,866	126,859
Total		$20,048,753	$121,038,948	$119,131,174	$12,647	$123,841		$22,093,015	$204,408
See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 1.2%
ANZ Group Holdings Ltd.	9,943	$190,011
ASX Ltd.	455	20,801
Cochlear Ltd.	142	27,957
Commonwealth Bank of Australia (a)	2,896	350,636
Goodman Group REIT	12,982	291,305
Macquarie Group Ltd.	374	56,062
Medibank Pvt Ltd.	8,697	28,783
National Australia Bank Ltd. (a)	3,293	84,941
QBE Insurance Group Ltd.	2,014	30,872
REA Group Ltd. (a)	191	30,103
Scentre Group REIT	20,662	48,205
Stockland REIT	33,448	117,492
Suncorp Group Ltd.	7,733	109,516
Transurban Group Stapled Security	31,397	287,653
Vicinity Ltd. REIT	151,298	244,908
Wesfarmers Ltd.	591	32,825
		1,952,070
AUSTRIA — 0.1%
Verbund AG	2,656	203,121
BELGIUM — 0.2%
Anheuser-Busch InBev SA	685	46,830
Groupe Bruxelles Lambert NV	233	19,775
KBC Group NV	699	71,927
Sofina SA	185	60,805
UCB SA	386	75,646
		274,983
BRAZIL — 0.9%
B3 SA - Brasil Bolsa Balcao	19,370	51,745
Banco BTG Pactual SA	5,797	44,876
BB Seguridade Participacoes SA	14,719	96,547
Caixa Seguridade Participacoes SA	7,400	19,917
Engie Brasil Energia SA	8,029	66,802
MercadoLibre, Inc. (b)	119	311,022
Motiva Infraestrutura de Mobilidade SA	39,764	100,469
NU Holdings Ltd. Class A (b)	6,100	83,692
Suzano SA	24,541	230,264
TIM SA	8,997	36,348
Wheaton Precious Metals Corp.	5,426	486,968
		1,528,650
CANADA — 3.5%
Agnico Eagle Mines Ltd.	2,411	286,669
Alamos Gold, Inc. Class A	1,400	37,162
Bank of Montreal	8	885
BCE, Inc. (a)	2,294	50,772
Canadian Imperial Bank of Commerce	3,450	244,395
CGI, Inc.	1,788	187,396
Dollarama, Inc. (a)	3,320	466,844
Element Fleet Management Corp. (a)	10,852	271,280
Great-West Lifeco, Inc.	6,824	259,007
Security Description	Shares	Value
Hydro One Ltd. (a) (c)	12,836	$461,607
iA Financial Corp., Inc.	1,012	110,723
IGM Financial, Inc. (a)	1,738	54,796
Intact Financial Corp.	844	195,861
Manulife Financial Corp.	3,891	124,158
National Bank of Canada (a)	821	84,549
Pan American Silver Corp.	1,558	44,119
Power Corp. of Canada (a)	6,972	271,778
Quebecor, Inc. Class B (a)	1,757	53,373
Restaurant Brands International, Inc. (a)	830	54,946
Rogers Communications, Inc. Class B (a)	1,922	56,892
Royal Bank of Canada	6,264	823,892
Shopify, Inc. Class A (a) (b)	1,616	186,009
Stantec, Inc. (a)	2,153	233,793
Sun Life Financial, Inc. (a)	3,735	248,024
Thomson Reuters Corp.	1,195	239,823
TMX Group Ltd.	2,427	102,665
Toronto-Dominion Bank	5,205	382,069
WSP Global, Inc. (a)	900	183,212
		5,716,699
CHILE — 0.2%
Antofagasta PLC	6,504	161,276
Banco de Chile	290,186	43,803
Falabella SA	19,127	101,432
		306,511
CHINA — 3.1%
Advanced Micro-Fabrication Equipment, Inc. China Class A (b)	781	19,876
Alibaba Group Holding Ltd.	22,024	308,055
Anhui Gujing Distillery Co. Ltd. Class A	700	13,012
Anhui Gujing Distillery Co. Ltd. Class B	2,300	30,764
Baidu, Inc. Class A (b)	4,972	52,855
Beijing-Shanghai High Speed Railway Co. Ltd. Class A (b)	114,900	92,233
BYD Co. Ltd. Class A	2,300	106,572
BYD Co. Ltd. Class H (a)	21,000	327,707
China International Capital Corp. Ltd. Class H (c)	10,800	24,352
China Life Insurance Co. Ltd. Class H	22,000	52,800
China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	13,300	22,281
China Resources Microelectronics Ltd. Class A	3,043	20,034
China Ruyi Holdings Ltd. (a) (b)	64,000	20,627
China Three Gorges Renewables Group Co. Ltd. Class A	67,700	40,262
China Yangtze Power Co. Ltd. Class A	16,796	70,672
Contemporary Amperex Technology Co. Ltd. Class A	6,060	213,377

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Giant Biogene Holding Co. Ltd. (c)	3,400	$24,991
Hansoh Pharmaceutical Group Co. Ltd. (c)	8,000	30,319
Jiangsu King's Luck Brewery JSC Ltd. Class A	2,900	15,761
Jiangsu Yanghe Distillery Co. Ltd. Class A	1,700	15,319
Jinko Solar Co. Ltd. Class A (b)	23,732	17,195
Kingdee International Software Group Co. Ltd. (b)	118,000	232,092
Kuang-Chi Technologies Co. Ltd. Class A	2,700	15,070
Kweichow Moutai Co. Ltd. Class A	402	79,103
Li Auto, Inc. Class A (b)	35,768	487,538
LONGi Green Energy Technology Co. Ltd. Class A	17,832	37,391
Luzhou Laojiao Co. Ltd. Class A	1,200	18,997
Meituan Class B (b) (c)	5,848	93,345
Montage Technology Co. Ltd. Class A	2,041	23,364
NARI Technology Co. Ltd. Class A	18,828	58,904
NetEase, Inc.	3,500	94,076
New China Life Insurance Co. Ltd. Class H (a)	13,100	71,341
New Oriental Education & Technology Group, Inc.	3,300	17,719
Ningbo Deye Technology Co. Ltd. Class A	2,100	15,438
NIO, Inc. ADR (a) (b)	656	2,250
NIO, Inc. Class A (a) (b)	30,382	106,047
Nongfu Spring Co. Ltd. Class H (c)	5,800	29,628
PDD Holdings, Inc. ADR (b)	1,244	130,197
Prosus NV	5,201	289,813
Sanan Optoelectronics Co. Ltd. Class A (b)	11,900	20,633
Seres Group Co. Ltd. Class A	3,800	71,256
Shanghai Baosight Software Co. Ltd. Class A	4,992	16,461
Shanghai Baosight Software Co. Ltd. Class B	28,628	38,791
Shanjin International Gold Co. Ltd. Class A	5,800	15,336
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,100	27,087
Shenzhen Inovance Technology Co. Ltd. Class A	3,300	29,747
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	500	15,688
Sichuan Chuantou Energy Co. Ltd. Class A	11,700	26,199
Silergy Corp.	2,000	24,339
Sungrow Power Supply Co. Ltd. Class A	4,780	45,223
Tencent Holdings Ltd.	13,684	876,822
TravelSky Technology Ltd. Class H	18,000	24,076
Trip.com Group Ltd.	1,458	84,694
Unisplendour Corp. Ltd. Class A	4,600	15,406
Wuliangye Yibin Co. Ltd. Class A	1,400	23,238
Security Description	Shares	Value
Wuxi Biologics Cayman, Inc. (b) (c)	9,000	$29,408
XPeng, Inc. Class A (a) (b)	26,010	233,924
Yunnan Baiyao Group Co. Ltd. Class A	2,680	20,873
Zangge Mining Co. Ltd. Class A	3,800	22,636
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	500	13,961
Zhejiang Expressway Co. Ltd. Class H	60,960	56,068
Zhejiang Leapmotor Technology Co. Ltd. (b) (c)	3,900	27,176
Zhuzhou CRRC Times Electric Co. Ltd. Class H	17,600	70,848
		5,151,267
CONGO — 0.1%
Ivanhoe Mines Ltd. Class A (a) (b)	14,484	108,590
DENMARK — 1.1%
Coloplast AS Class B	126	11,926
Genmab AS (b)	72	14,896
Novo Nordisk AS Class B	7,985	552,284
Novonesis Novozymes B Class B	5,419	387,169
Orsted AS (b) (c)	4,178	178,800
Rockwool AS Class B	3,719	173,434
Tryg AS	917	23,604
Vestas Wind Systems AS	34,123	510,143
		1,852,256
EGYPT — 0.0% *
Talaat Moustafa Group	12,180	13,655
FINLAND — 0.6%
Kesko OYJ Class B	10,655	261,904
Nordea Bank Abp	30,181	446,746
Orion OYJ Class B	948	71,053
Sampo OYJ Class A	21,087	225,995
		1,005,698
FRANCE — 1.9%
Alstom SA (b)	3,044	70,749
Capgemini SE	160	27,243
Covivio SA REIT	2,177	136,845
Dassault Systemes SE	15,452	557,391
Edenred SE	903	27,867
EssilorLuxottica SA	624	170,595
Gecina SA REIT	1,796	196,698
Getlink SE	11,801	227,044
Hermes International SCA	41	110,646
Ipsen SA	139	16,496
Klepierre SA REIT	8,393	329,455
Legrand SA	1,376	183,327
L'Oreal SA	596	254,030
LVMH Moet Hennessy Louis Vuitton SE	520	271,385
Pernod Ricard SA	266	26,416
Sartorius Stedim Biotech	81	19,283
Unibail-Rodamco-Westfield REIT (b)	4,742	451,657

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Vinci SA	321	$47,138
		3,124,265
GERMANY — 1.2%
Allianz SE	811	327,580
Beiersdorf AG	200	25,026
Deutsche Boerse AG	248	80,610
Hannover Rueck SE	302	94,723
Infineon Technologies AG	1,008	42,733
LEG Immobilien SE	410	36,264
Merck KGaA	280	36,155
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	213	137,667
SAP SE	3,185	965,148
Sartorius AG Preference Shares	82	20,791
Siemens AG	518	132,343
Vonovia SE	4,358	153,009
		2,052,049
GREECE — 0.0% *
Jumbo SA	1,014	34,875
HONG KONG — 0.6%
AIA Group Ltd.	25,000	224,204
China Common Rich Renewable Energy Investments Ltd. (a) (b) (d)	24,000	—
Henderson Land Development Co. Ltd.	57,000	199,318
Hong Kong Exchanges & Clearing Ltd.	2,833	151,141
Hongkong Land Holdings Ltd.	20,900	120,593
MTR Corp. Ltd.	60,500	217,338
		912,594
INDIA — 1.7%
ABB India Ltd.	1,138	80,686
Asian Paints Ltd.	588	16,051
Bajaj Finance Ltd.	4,900	53,508
Bajaj Finserv Ltd.	1,926	46,174
Bajaj Holdings & Investment Ltd.	572	95,905
Bharat Electronics Ltd.	59,234	291,128
Bharti Airtel Ltd.	2,544	59,613
Cholamandalam Investment & Finance Co. Ltd.	1,297	24,621
Colgate-Palmolive India Ltd.	2,468	69,271
Dabur India Ltd.	5,020	28,404
Divi's Laboratories Ltd.	324	25,726
DLF Ltd.	9,209	89,964
Dr. Reddy's Laboratories Ltd.	1,173	17,553
Eternal Ltd. (b)	15,856	48,838
GMR Airports Ltd. (b)	80,837	80,300
Godrej Properties Ltd. (b)	2,499	68,277
Havells India Ltd.	5,690	102,912
HCL Technologies Ltd.	2,138	43,094
HDFC Asset Management Co. Ltd. (c)	2,265	137,120
Security Description	Shares	Value
HDFC Bank Ltd.	10,638	$248,274
Hindustan Unilever Ltd.	2,647	70,823
Infosys Ltd.	85	1,588
Infosys Ltd. ADR (a)	8,233	152,557
Kotak Mahindra Bank Ltd.	1,574	39,708
Macrotech Developers Ltd. (c)	1,923	31,038
Oberoi Realty Ltd.	1,265	28,108
PI Industries Ltd.	1,072	51,309
Sona Blw Precision Forgings Ltd. (c)	6,808	38,212
Sun Pharmaceutical Industries Ltd.	3,975	77,669
Suzlon Energy Ltd. (b)	232,237	183,385
Tata Consultancy Services Ltd.	3,313	133,741
Tata Consumer Products Ltd.	1,965	25,179
Tata Elxsi Ltd.	514	37,819
Tech Mahindra Ltd.	3,008	59,171
Thermax Ltd.	1,333	53,147
Titan Co. Ltd. (b)	627	26,979
Torrent Pharmaceuticals Ltd.	1,743	69,269
Trent Ltd.	835	60,537
Wipro Ltd.	943	2,925
Wipro Ltd. ADR (a)	32,960	99,539
		2,870,122
INDONESIA — 0.0% *
Amman Mineral Internasional PT (b)	42,200	21,964
Bank Central Asia Tbk. PT	47,400	25,328
		47,292
IRELAND — 0.5%
Accenture PLC Class A	1,695	506,619
Kingspan Group PLC	4,715	399,605
		906,224
ISRAEL — 0.2%
Azrieli Group Ltd.	857	78,816
Bank Hapoalim BM	2,677	51,370
Nice Ltd. (b)	561	95,208
Teva Pharmaceutical Industries Ltd. ADR (b)	1,406	23,564
		248,958
ITALY — 0.7%
Davide Campari-Milano NV (a)	2,535	16,991
DiaSorin SpA (a)	149	15,892
Ferrari NV	440	214,913
FinecoBank Banca Fineco SpA	2,464	54,478
Mediobanca Banca di Credito Finanziario SpA (a)	6,750	156,370
Moncler SpA	320	18,177
Recordati Industria Chimica e Farmaceutica SpA	725	45,445
Terna - Rete Elettrica Nazionale (a)	54,887	562,208
UniCredit SpA	1,260	84,173
		1,168,647
JAPAN — 3.7%
Advantest Corp.	1,900	140,154
Astellas Pharma, Inc.	11,600	113,755

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Central Japan Railway Co.	30,100	$673,496
Chugai Pharmaceutical Co. Ltd.	5,300	276,109
Daiichi Sankyo Co. Ltd.	5,000	116,480
Disco Corp.	200	59,026
East Japan Railway Co.	35,400	761,696
Eisai Co. Ltd.	600	17,230
FANUC Corp.	11,300	308,228
Fast Retailing Co. Ltd.	600	205,698
Fujitsu Ltd.	1,900	46,236
Hikari Tsushin, Inc. (a)	300	88,393
Hoya Corp.	700	83,135
Japan Exchange Group, Inc.	8,300	83,922
Keyence Corp.	600	240,258
Kikkoman Corp.	1,600	14,821
Kyowa Kirin Co. Ltd. (a)	1,000	17,069
Lasertec Corp. (a)	200	26,875
LY Corp.	4,600	16,891
M3, Inc.	1,800	24,742
Mitsubishi Estate Co. Ltd.	5,800	108,535
Mitsubishi UFJ Financial Group, Inc.	15,600	214,163
Mitsui Fudosan Co. Ltd.	5,900	56,980
Murata Manufacturing Co. Ltd.	2,300	34,298
NEC Corp.	4,500	131,438
Nexon Co. Ltd.	1,100	22,161
Nintendo Co. Ltd.	700	67,264
Nippon Building Fund, Inc. REIT (a)	299	275,102
Obic Co. Ltd.	500	19,423
Ono Pharmaceutical Co. Ltd. (a)	7,800	84,186
Oracle Corp. Japan	1,300	154,664
Oriental Land Co. Ltd.	1,200	27,615
ORIX Corp.	3,700	83,506
Recruit Holdings Co. Ltd.	2,200	129,994
Renesas Electronics Corp.	2,000	24,771
Sanrio Co. Ltd.	1,400	67,536
SBI Holdings, Inc.	3,600	125,363
Shionogi & Co. Ltd.	5,700	102,363
SMC Corp.	300	108,083
SoftBank Group Corp.	1,600	116,473
Sony Group Corp.	13,100	338,281
Sumitomo Realty & Development Co. Ltd.	1,100	42,395
Sysmex Corp.	1,200	20,885
Terumo Corp.	6,000	110,076
TIS, Inc.	3,700	123,927
Tokio Marine Holdings, Inc.	4,400	186,150
Tokyo Electron Ltd.	300	57,489
		6,147,335
KUWAIT — 0.2%
Boubyan Bank KSCP	18,620	43,848
National Bank of Kuwait SAKP	67,020	218,979
		262,827
LUXEMBOURG — 0.0% *
Eurofins Scientific SE (a)	328	23,271
Reinet Investments SCA	1,518	49,214
		72,485
Security Description	Shares	Value
MALAYSIA — 0.0% *
Gamuda Bhd.	60,921	$69,306
MEXICO — 0.5%
Fibra Uno Administracion SA de CV REIT	111,559	153,060
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	2,576	58,732
Grupo Aeroportuario del Sureste SAB de CV Class B (a)	1,788	56,696
Grupo Financiero Banorte SAB de CV Class O	2,272	20,627
Grupo Mexico SAB de CV (a)	18,498	111,290
Prologis Property Mexico SA de CV REIT	40,714	152,839
Promotora y Operadora de Infraestructura SAB de CV	7,477	83,679
Southern Copper Corp.	1,296	131,116
		768,039
NETHERLANDS — 0.6%
Adyen NV (b) (c)	32	58,539
ASML Holding NV	720	572,688
EXOR NV	1,963	197,245
NN Group NV	2,298	152,193
NXP Semiconductors NV	70	15,294
Universal Music Group NV (a)	1,521	49,064
		1,045,023
NEW ZEALAND — 0.1%
Meridian Energy Ltd.	35,886	128,529
Xero Ltd. (b)	393	46,308
		174,837
NORWAY — 0.4%
DNB Bank ASA	4,027	110,865
Gjensidige Forsikring ASA	7,802	196,906
Mowi ASA	12,874	247,565
Salmar ASA	2,609	112,613
		667,949
POLAND — 0.3%
Bank Polska Kasa Opieki SA	1,799	92,097
Budimex SA	217	33,459
Powszechna Kasa Oszczednosci Bank Polski SA	6,986	145,452
Powszechny Zaklad Ubezpieczen SA	9,028	157,389
Santander Bank Polska SA	993	135,633
		564,030
QATAR — 0.1%
Mesaieed Petrochemical Holding Co.	102,215	37,787
Qatar International Islamic Bank QSC	14,240	42,591
Qatar Islamic Bank QPSC	9,473	57,629
		138,007

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
ROMANIA — 0.1%
NEPI Rockcastle NV	22,231	$168,816
RUSSIA — 0.0%
Alrosa PJSC (d)	15,622	—
Moscow Exchange MICEX-RTS PJSC (b) (d)	29,855	—
Polyus PJSC GDR (b) (d)	234	—
Sberbank of Russia PJSC (d)	32,012	—
United Co. RUSAL International PJSC (b) (d)	46,750	—
VK IPJSC GDR (b) (d)	1,325	—
VTB Bank PJSC (b) (d)	2,596	—
		—
SAUDI ARABIA — 0.7%
Al Rajhi Bank	10,604	267,468
Alinma Bank	13,021	93,114
Arab National Bank	6,337	36,699
Bank AlBilad	13,954	97,925
Banque Saudi Fransi	11,486	54,697
Dar Al Arkan Real Estate Development Co. (b)	20,819	106,579
Dr. Sulaiman Al Habib Medical Services Group Co.	286	20,681
Elm Co.	81	21,629
Etihad Etisalat Co.	3,872	61,221
Riyad Bank	8,005	61,342
SAL Saudi Logistics Services	520	26,038
Saudi Awwal Bank	4,425	39,761
Saudi National Bank	10,513	101,248
Saudi Research & Media Group (b)	402	20,730
Saudi Tadawul Group Holding Co.	1,140	53,618
Saudi Telecom Co.	1,449	16,435
		1,079,185
SINGAPORE — 0.5%
CapitaLand Ascendas REIT	145,500	306,159
CapitaLand Integrated Commercial Trust REIT	228,230	388,850
Genting Singapore Ltd.	59,900	33,627
Sea Ltd. ADR (b)	100	15,994
Singapore Exchange Ltd.	3,400	39,722
		784,352
SOUTH AFRICA — 0.2%
Capitec Bank Holdings Ltd.	319	63,741
Discovery Ltd.	4,849	58,610
Gold Fields Ltd.	2,827	66,141
Naspers Ltd. Class N	613	190,247
		378,739
SOUTH KOREA — 0.7%
HLB, Inc. (b)	525	19,100
Kakao Corp.	657	29,209
KakaoBank Corp.	1,082	24,052
LG Energy Solution Ltd. (b)	1,826	401,839
NAVER Corp.	233	45,319
NH Investment & Securities Co. Ltd.	5,178	76,695
Security Description	Shares	Value
Samsung Biologics Co. Ltd. (b) (c)	108	$79,383
Samsung Electronics Co. Ltd.	623	27,605
Samsung SDI Co. Ltd.	98	12,548
SK Biopharmaceuticals Co. Ltd. (b)	387	26,381
SK Hynix, Inc.	739	159,890
SK Square Co. Ltd. (b)	1,385	187,800
Yuhan Corp.	369	28,490
		1,118,311
SPAIN — 0.6%
Aena SME SA (c)	4,420	117,570
Amadeus IT Group SA (a)	1,052	88,270
EDP Renovaveis SA (a)	12,305	136,859
Industria de Diseno Textil SA	5,296	274,654
Redeia Corp. SA (a)	15,831	337,285
		954,638
SWEDEN — 0.6%
Atlas Copco AB Class A	4,101	65,773
Epiroc AB Class B	963	18,289
Hexagon AB Class B	3,290	32,850
Holmen AB Class B	414	16,299
Industrivarden AB Class C (a)	708	25,384
L E Lundbergforetagen AB Class B	2,965	146,719
Nibe Industrier AB Class B (a)	9,379	39,699
Sagax AB Class B (a)	4,033	91,405
Skandinaviska Enskilda Banken AB Class A	6,056	104,911
Svenska Cellulosa AB SCA Class B	23,699	305,861
Svenska Handelsbanken AB Class A	7,399	98,171
Tele2 AB Class B	5,235	75,940
		1,021,301
SWITZERLAND — 2.1%
ABB Ltd.	9,650	573,544
Baloise Holding AG	1,608	378,163
Banque Cantonale Vaudoise	162	18,612
BKW AG	824	179,396
Chocoladefabriken Lindt & Spruengli AG	1	166,080
Geberit AG	297	232,824
Givaudan SA	30	144,761
Julius Baer Group Ltd.	1,126	75,878
Partners Group Holding AG	202	262,651
Sandoz Group AG	1,229	67,039
Sonova Holding AG	139	41,281
Straumann Holding AG	348	45,271
Swiss Life Holding AG	62	62,514
Swiss Prime Site AG	3,130	467,141
Swisscom AG (a)	510	360,396
TE Connectivity PLC	1,121	189,079
UBS Group AG	1,310	44,188
Zurich Insurance Group AG	348	242,463
		3,551,281
TAIWAN — 1.7%
Accton Technology Corp.	6,000	149,939

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Advantech Co. Ltd.	3,499	$40,725
Cathay Financial Holding Co. Ltd.	47,712	102,571
Delta Electronics, Inc.	13,000	183,794
E Ink Holdings, Inc.	4,000	30,262
Fortune Electric Co. Ltd.	1,100	21,200
Jentech Precision Industrial Co. Ltd.	1,000	51,691
MediaTek, Inc.	2,000	85,581
Novatek Microelectronics Corp.	1,000	18,657
Ruentex Development Co. Ltd.	61,000	62,124
Taiwan High Speed Rail Corp.	77,000	74,464
Taiwan Semiconductor Manufacturing Co. Ltd.	48,000	1,741,750
Voltronic Power Technology Corp.	2,000	86,266
Wiwynn Corp.	1,000	86,608
		2,735,632
THAILAND — 0.1%
Delta Electronics Thailand PCL	10,500	31,007
Delta Electronics Thailand PCL NVDR	19,100	56,403
		87,410
TURKEY — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	53,366	202,234
Turkcell Iletisim Hizmetleri AS	11,075	26,760
Yapi ve Kredi Bankasi AS (b)	22,661	18,052
		247,046
UNITED ARAB EMIRATES — 0.1%
Emaar Properties PJSC	32,003	118,502
Multiply Group PJSC (b)	77,908	51,121
		169,623
UNITED KINGDOM — 2.3%
3i Group PLC	13,124	740,960
Admiral Group PLC	489	21,912
Ashtead Group PLC	2,104	134,617
AstraZeneca PLC	3,427	475,254
AstraZeneca PLC ADR	531	37,106
Aviva PLC	17,864	151,580
Barclays PLC	19,109	88,325
Bunzl PLC	1,935	61,518
Diageo PLC	5,551	139,052
Halma PLC	3,659	160,451
HSBC Holdings PLC	12,371	149,488
Informa PLC	9,755	107,717
Land Securities Group PLC REIT	27,607	238,715
Lloyds Banking Group PLC	32,060	33,697
London Stock Exchange Group PLC	545	79,427
Next PLC	556	94,782
Pearson PLC	1,737	25,505
RELX PLC (e)	1,912	103,154
RELX PLC (e)	625	33,690
Schroders PLC	4,090	20,256
Segro PLC REIT	50,156	467,098
Security Description	Shares	Value
United Utilities Group PLC	26,600	$416,091
		3,780,395
UNITED STATES — 65.5%
Abbott Laboratories	2,616	355,802
AbbVie, Inc.	3,190	592,128
Adobe, Inc. (b)	1,095	423,634
Advanced Micro Devices, Inc. (b)	4,220	598,818
AECOM	5,207	587,662
Aflac, Inc.	3,909	412,243
Agilent Technologies, Inc.	677	79,893
Airbnb, Inc. Class A (b)	541	71,596
Alcon AG	1,069	94,276
Align Technology, Inc. (b)	175	33,133
Allegion PLC	1,013	145,994
Allstate Corp.	1,125	226,474
Alnylam Pharmaceuticals, Inc. (b)	215	70,109
Alphabet, Inc. Class A	9,325	1,643,345
Alphabet, Inc. Class C	12,967	2,300,216
Amazon.com, Inc. (b)	18,897	4,145,813
American Express Co.	1,966	627,115
American Financial Group, Inc.	819	103,366
American International Group, Inc.	2,921	250,008
American Tower Corp. REIT	837	184,994
Ameriprise Financial, Inc.	444	236,976
AMETEK, Inc.	1,327	240,134
Amgen, Inc.	1,149	320,812
Amphenol Corp. Class A	2,477	244,604
Analog Devices, Inc.	3,506	834,498
Annaly Capital Management, Inc. REIT	4,237	79,740
ANSYS, Inc. (b)	74	25,990
Aon PLC Class A	441	157,331
Apollo Global Management, Inc.	1,662	235,788
Apple, Inc.	30,884	6,336,470
Applied Materials, Inc.	1,075	196,800
AppLovin Corp. Class A (b)	353	123,578
Arch Capital Group Ltd.	1,879	171,083
Arista Networks, Inc. (b)	1,516	155,102
Arthur J Gallagher & Co.	432	138,292
AT&T, Inc.	12,479	361,142
Autodesk, Inc. (b)	1,011	312,975
Automatic Data Processing, Inc.	1,063	327,829
AvalonBay Communities, Inc. REIT	2,330	474,155
Avantor, Inc. (b)	2,093	28,172
Axon Enterprise, Inc. (b)	236	195,394
Bank of America Corp.	14,450	683,774
Bank of New York Mellon Corp.	2,533	230,782
Becton Dickinson & Co.	747	128,671
Biogen, Inc. (b)	306	38,431
BioMarin Pharmaceutical, Inc. (b)	388	21,328
Blackrock, Inc.	411	431,242
Blackstone, Inc.	1,664	248,901
Block, Inc. CDI (b)	465	31,281
Block, Inc. (b)	224	15,216
Booking Holdings, Inc.	73	422,615
Booz Allen Hamilton Holding Corp.	262	27,282

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Boston Scientific Corp. (b)	5,455	$585,922
Bristol-Myers Squibb Co.	6,725	311,300
Broadcom, Inc.	9,442	2,602,687
Broadridge Financial Solutions, Inc.	576	139,985
Brown & Brown, Inc.	788	87,366
Brown-Forman Corp. Class B	1,932	51,990
Burlington Stores, Inc. (b)	161	37,455
BXP, Inc. REIT	5,447	367,509
Cadence Design Systems, Inc. (b)	200	61,630
Capital One Financial Corp.	1,979	421,052
Carlyle Group, Inc.	473	24,312
Carrier Global Corp.	631	46,183
Carvana Co. (b)	122	41,109
Cboe Global Markets, Inc.	249	58,069
CDW Corp.	1,168	208,593
Charles Schwab Corp.	3,598	328,282
Charter Communications, Inc. Class A (b)	304	124,278
Chipotle Mexican Grill, Inc. (b)	1,914	107,471
Chubb Ltd.	1,288	373,159
Church & Dwight Co., Inc.	1,422	136,668
Cincinnati Financial Corp.	682	101,563
Cintas Corp.	283	63,072
Cisco Systems, Inc.	10,946	759,434
Citigroup, Inc.	254	21,620
CME Group, Inc.	864	238,136
Cognizant Technology Solutions Corp. Class A	1,586	123,756
Coinbase Global, Inc. Class A (b)	279	97,787
Comcast Corp. Class A	9,137	326,100
Constellation Brands, Inc. Class A	224	36,440
Cooper Cos., Inc. (b)	369	26,258
Copart, Inc. (b)	1,117	54,811
Corning, Inc.	5,566	292,716
Corpay, Inc. (b)	196	65,037
CoStar Group, Inc. (b)	640	51,456
Crowdstrike Holdings, Inc. Class A (b)	253	128,855
Crown Castle, Inc. REIT	527	54,139
CSL Ltd.	875	137,325
Danaher Corp.	1,300	256,802
Deere & Co.	145	73,731
Dexcom, Inc. (b)	754	65,817
Digital Realty Trust, Inc. REIT	6,273	1,093,572
Docusign, Inc. (b)	284	22,121
DoorDash, Inc. Class A (b)	212	52,260
Eaton Corp. PLC	1,027	366,629
eBay, Inc.	3,450	256,887
Ecolab, Inc.	367	98,885
Edison International	12,515	645,774
Edwards Lifesciences Corp. (b)	2,477	193,726
Electronic Arts, Inc.	121	19,324
Elevance Health, Inc.	298	115,910
Eli Lilly & Co.	1,913	1,491,241
Equifax, Inc.	161	41,759
Equinix, Inc. REIT	1,544	1,228,206
Security Description	Shares	Value
Equitable Holdings, Inc.	3,401	$190,796
Equity Residential REIT	1,529	103,192
Erie Indemnity Co. Class A	118	40,921
Essex Property Trust, Inc. REIT	498	141,133
Estee Lauder Cos., Inc. Class A	589	47,591
Everest Group Ltd.	123	41,802
Exelon Corp.	800	34,736
Experian PLC	1,947	100,106
Extra Space Storage, Inc. REIT	392	57,796
F5, Inc. (b)	1,216	357,893
FactSet Research Systems, Inc.	40	17,891
Fair Isaac Corp. (b)	8	14,624
Fastenal Co.	6,444	270,648
Ferrovial SE	18,815	999,611
Fidelity National Information Services, Inc.	1,175	95,657
First Solar, Inc. (b)	2,318	383,722
Fiserv, Inc. (b)	1,323	228,098
Fortinet, Inc. (b)	1,411	149,171
Fortive Corp.	1,966	102,488
Fox Corp. Class A	1,279	71,675
Fox Corp. Class B	1,168	60,304
Garmin Ltd.	585	122,101
Gartner, Inc. (b)	94	37,997
Gilead Sciences, Inc.	1,088	120,627
Global Payments, Inc.	626	50,105
GoDaddy, Inc. Class A (b)	261	46,996
Goldman Sachs Group, Inc.	340	240,635
Graco, Inc.	1,031	88,635
GSK PLC	9,340	177,907
Haleon PLC	17,721	90,919
Hartford Insurance Group, Inc.	1,635	207,432
Healthpeak Properties, Inc. REIT	3,561	62,353
Hershey Co.	460	76,337
Hewlett Packard Enterprise Co.	4,940	101,023
Hilton Worldwide Holdings, Inc.	152	40,484
Hologic, Inc. (b)	913	59,491
Home Depot, Inc.	2,227	816,507
Huntington Bancshares, Inc.	1,672	28,023
IDEX Corp.	440	77,251
IDEXX Laboratories, Inc. (b)	237	127,113
Illinois Tool Works, Inc.	1,898	469,281
Illumina, Inc. (b)	414	39,500
Incyte Corp. (b)	282	19,204
Ingersoll Rand, Inc.	1,600	133,088
Insulet Corp. (b)	125	39,273
Intel Corp.	11,485	257,264
Intercontinental Exchange, Inc.	1,266	232,273
International Business Machines Corp.	4,521	1,332,700
Intuit, Inc.	708	557,642
Intuitive Surgical, Inc. (b)	904	491,243
IQVIA Holdings, Inc. (b)	831	130,957
Iron Mountain, Inc. REIT	779	79,902
Jack Henry & Associates, Inc.	90	16,215
Jacobs Solutions, Inc.	1,019	133,948

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Johnson & Johnson	6,232	$951,938
JPMorgan Chase & Co.	6,896	1,999,219
Juniper Networks, Inc.	5,745	229,398
Kenvue, Inc.	762	15,949
Keurig Dr. Pepper, Inc.	3,911	129,298
Keysight Technologies, Inc. (b)	668	109,459
KKR & Co., Inc.	1,335	177,595
KLA Corp.	371	332,320
Labcorp Holdings, Inc.	162	42,527
Lam Research Corp.	2,215	215,608
Liberty Media Corp.-Liberty Formula One Class C (b)	754	78,793
Lowe's Cos., Inc.	1,021	226,529
Lululemon Athletica, Inc. (b)	400	95,032
M&T Bank Corp.	696	135,017
Markel Group, Inc. (b)	65	129,828
Marriott International, Inc. Class A	127	34,698
Marsh & McLennan Cos., Inc.	1,375	300,630
Marvell Technology, Inc.	5,101	394,817
Mastercard, Inc. Class A	1,936	1,087,916
McCormick & Co., Inc.	181	13,723
McDonald's Corp.	1,914	559,213
Medtronic PLC	3,568	311,023
Merck & Co., Inc.	7,584	600,349
Meta Platforms, Inc. Class A	4,543	3,353,143
MetLife, Inc.	3,995	321,278
Mettler-Toledo International, Inc. (b)	77	90,453
Micron Technology, Inc.	1,422	175,262
Microsoft Corp.	15,114	7,517,855
MicroStrategy, Inc. Class A (b)	398	160,884
Monolithic Power Systems, Inc.	22	16,090
Monster Beverage Corp. (b)	824	51,615
Moody's Corp.	736	369,170
Morgan Stanley	3,048	429,341
Motorola Solutions, Inc.	860	361,596
Nasdaq, Inc.	821	73,414
NetApp, Inc.	746	79,486
Netflix, Inc. (b)	925	1,238,695
Neurocrine Biosciences, Inc. (b)	168	21,116
Newmont Corp.	443	25,809
Northern Trust Corp.	662	83,935
Novartis AG	6,157	743,868
NVIDIA Corp.	51,832	8,188,938
NVR, Inc. (b)	6	44,314
Old Dominion Freight Line, Inc.	168	27,266
Omnicom Group, Inc.	510	36,689
Oracle Corp.	5,030	1,099,709
O'Reilly Automotive, Inc. (b)	1,560	140,603
Palantir Technologies, Inc. Class A (b)	3,776	514,744
Palo Alto Networks, Inc. (b)	1,136	232,471
Paychex, Inc.	874	127,132
Paycom Software, Inc.	81	18,743
PayPal Holdings, Inc. (b)	2,346	174,355
Pentair PLC	3,357	344,630
Pfizer, Inc.	11,748	284,772
Security Description	Shares	Value
Pinterest, Inc. Class A (b)	736	$26,393
PNC Financial Services Group, Inc.	1,417	264,157
Pool Corp.	109	31,771
Progressive Corp.	1,337	356,792
Prologis, Inc. REIT	3,026	318,093
Prudential Financial, Inc.	1,798	193,177
Public Storage REIT	502	147,297
Qiagen NV (b)	357	17,133
QUALCOMM, Inc.	2,560	407,706
Quanta Services, Inc.	1,166	440,841
Quest Diagnostics, Inc.	196	35,207
Ralliant Corp. (b)	655	31,777
Raymond James Financial, Inc.	346	53,066
Realty Income Corp. REIT	1,802	103,813
Regency Centers Corp. REIT	1,665	118,598
Regeneron Pharmaceuticals, Inc.	206	108,150
Regions Financial Corp.	4,095	96,314
Reliance, Inc.	419	131,524
ResMed, Inc.	492	126,936
Revvity, Inc.	968	93,625
Rivian Automotive, Inc. Class A (b)	13,666	187,771
Robinhood Markets, Inc. Class A (b)	800	74,904
ROBLOX Corp. Class A (b)	300	31,560
Roche Holding AG	1,585	514,528
Rockwell Automation, Inc.	457	151,802
Rollins, Inc.	640	36,109
Roper Technologies, Inc.	70	39,679
Ross Stores, Inc.	995	126,942
Royalty Pharma PLC Class A	2,700	97,281
S&P Global, Inc.	1,182	623,257
Salesforce, Inc.	2,544	693,723
Sanofi SA	2,561	247,142
SBA Communications Corp. REIT	124	29,120
Schneider Electric SE	4,338	1,149,810
ServiceNow, Inc. (b)	674	692,926
Sherwin-Williams Co.	2,579	885,525
Simon Property Group, Inc. REIT	1,319	212,042
Snap, Inc. Class A (a) (b)	1,819	15,807
Snap-on, Inc.	79	24,583
Snowflake, Inc. Class A (b)	443	99,130
Spotify Technology SA (b)	221	169,582
Starbucks Corp.	2,400	219,912
State Street Corp. (f)	286	30,413
STERIS PLC	182	43,720
Stryker Corp.	994	393,256
Sun Communities, Inc. REIT	119	15,052
Super Micro Computer, Inc. (a) (b)	1,088	53,323
Swiss Re AG	1,013	174,539
Synchrony Financial	2,100	140,154
T. Rowe Price Group, Inc.	623	60,120
Teledyne Technologies, Inc. (b)	299	153,181
Teradyne, Inc.	504	45,320
Tesla, Inc. (b)	6,817	2,165,488
Texas Instruments, Inc.	2,086	433,095
Thermo Fisher Scientific, Inc.	965	391,269
TJX Cos., Inc.	4,712	581,885

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
T-Mobile U.S., Inc.	862	$205,380
Trade Desk, Inc. Class A (b)	664	47,801
Tradeweb Markets, Inc. Class A	198	28,987
Trane Technologies PLC	73	31,931
TransUnion	203	17,864
Travelers Cos., Inc.	923	246,939
Trimble, Inc. (b)	1,508	114,578
U.S. Bancorp	3,878	175,480
Uber Technologies, Inc. (b)	3,546	330,842
U-Haul Holding Co.	962	52,304
Ulta Beauty, Inc. (b)	216	101,049
United Rentals, Inc.	98	73,833
UnitedHealth Group, Inc.	2,021	630,491
Veeva Systems, Inc. Class A (b)	217	62,492
Ventas, Inc. REIT	1,370	86,516
Veralto Corp.	2,025	204,424
VeriSign, Inc.	121	34,945
Verisk Analytics, Inc.	252	78,498
Verizon Communications, Inc.	7,823	338,501
Vertex Pharmaceuticals, Inc. (b)	472	210,134
Vertiv Holdings Co. Class A	793	101,829
Visa, Inc. Class A	3,760	1,334,988
Vulcan Materials Co.	87	22,691
W.R. Berkley Corp.	1,848	135,773
Walmart, Inc.	4,806	469,931
Walt Disney Co.	3,933	487,731
Waste Management, Inc.	700	160,174
Waters Corp. (b)	84	29,319
Wells Fargo & Co.	5,342	428,001
Welltower, Inc. REIT	1,717	263,954
West Pharmaceutical Services, Inc.	90	19,692
Westinghouse Air Brake Technologies Corp.	665	139,218
Weyerhaeuser Co. REIT	6,614	169,914
Willis Towers Watson PLC	364	111,566
Workday, Inc. Class A (b)	155	37,200
WP Carey, Inc. REIT	378	23,580
WW Grainger, Inc.	226	235,094
Xylem, Inc.	6,554	847,825
Yum! Brands, Inc.	873	129,361
Zebra Technologies Corp. Class A (b)	58	17,885
Zillow Group, Inc. Class C (b)	326	22,836
Zoetis, Inc.	1,457	227,219
Zoom Communications, Inc. (b)	390	30,412
		108,297,214
TOTAL COMMON STOCKS (Cost $129,417,870)		163,762,307
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (f) (g)	995,515	$995,515
State Street Navigator Securities Lending Portfolio II (h) (i)	4,145,638	4,145,638
TOTAL SHORT-TERM INVESTMENTS (Cost $5,141,153)		5,141,153
TOTAL INVESTMENTS — 102.1% (Cost $134,559,023)		168,903,460
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(3,504,077)
NET ASSETS — 100.0%		$165,399,383
(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI World NTR Index (long)	18	09/19/2025	$1,431,003	$1,462,140	$31,137

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$163,731,300	$31,007	$0(a)	$163,762,307
Short-Term Investments	5,141,153	—	—	5,141,153
TOTAL INVESTMENTS	$168,872,453	$31,007	$0	$168,903,460
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$31,137	$—	$—	$31,137
TOTAL OTHER FINANCIAL INSTRUMENTS:	$31,137	$—	$—	$31,137
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2025.

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Corp.	251	$22,206	$4,042	$673	$124	$4,714	286	$30,413	$615
State Street Institutional U.S. Government Money Market Fund, Class G Shares	841,331	841,331	5,691,796	5,537,612	—	—	995,515	995,515	31,063
State Street Navigator Securities Lending Portfolio II	2,440,281	2,440,281	22,331,844	20,626,487	—	—	4,145,638	4,145,638	7,064
Total		$3,303,818	$28,027,682	$26,164,772	$124	$4,714		$5,171,566	$38,742
See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 5.5%
ANZ Group Holdings Ltd.	63,863	$1,220,422
APA Group Stapled Security	27,361	146,496
Aristocrat Leisure Ltd.	12,022	513,450
ASX Ltd.	4,075	186,298
BlueScope Steel Ltd.	9,640	145,989
Brambles Ltd.	29,313	449,905
CAR Group Ltd.	7,944	194,812
Cochlear Ltd.	1,372	270,120
Coles Group Ltd.	29,071	397,037
Commonwealth Bank of Australia	35,964	4,354,375
Computershare Ltd.	11,592	303,037
Evolution Mining Ltd.	42,896	218,992
Fortescue Ltd. (a)	36,020	360,695
Goodman Group REIT	43,840	983,734
Insurance Australia Group Ltd.	51,212	303,063
Lottery Corp. Ltd. (a)	47,934	167,434
Macquarie Group Ltd.	7,791	1,167,857
Medibank Pvt Ltd.	59,994	198,551
National Australia Bank Ltd. (a)	65,870	1,699,089
Northern Star Resources Ltd.	29,404	357,457
Pro Medicus Ltd. (a)	1,208	225,687
Qantas Airways Ltd.	16,125	113,495
QBE Insurance Group Ltd.	32,029	490,961
REA Group Ltd. (a)	1,099	173,208
Reece Ltd. (a)	4,850	45,611
Scentre Group REIT	110,717	258,308
Sigma Healthcare Ltd. (a)	98,918	193,829
Sonic Healthcare Ltd.	9,606	168,651
Stockland REIT	51,226	179,940
Suncorp Group Ltd.	23,489	332,654
Telstra Group Ltd.	86,620	274,749
Transurban Group Stapled Security	67,127	615,004
Vicinity Ltd. REIT	84,974	137,549
Wesfarmers Ltd.	24,397	1,355,032
Westpac Banking Corp.	73,761	1,636,768
WiseTech Global Ltd.	4,363	311,749
Woolworths Group Ltd. (a)	26,437	538,996
		20,691,004
AUSTRIA — 0.2%
Erste Group Bank AG	6,554	556,233
Mondi PLC	9,716	158,374
Verbund AG	1,413	108,061
		822,668
BELGIUM — 0.9%
Ageas SA	3,140	211,386
Anheuser-Busch InBev SA	21,175	1,447,629
D'ieteren Group	435	93,138
Elia Group SA (a)	1,051	120,596
Groupe Bruxelles Lambert NV	1,772	150,388
KBC Group NV	4,905	504,723
Lotus Bakeries NV	9	86,313
Sofina SA (a)	328	107,806
Syensqo SA (a)	1,502	115,449
Security Description	Shares	Value
UCB SA	2,690	$527,170
		3,364,598
BRAZIL — 0.0% *
Yara International ASA	3,659	134,505
CHILE — 0.1%
Antofagasta PLC	8,275	205,191
CHINA — 0.6%
BOC Hong Kong Holdings Ltd.	79,000	343,172
Prosus NV	28,030	1,561,906
SITC International Holdings Co. Ltd.	27,000	86,503
Wharf Holdings Ltd. (a)	22,000	66,981
Wilmar International Ltd.	42,000	94,641
Yangzijiang Shipbuilding Holdings Ltd.	54,400	94,820
		2,248,023
DENMARK — 2.4%
AP Moller - Maersk AS Class A	64	117,814
AP Moller - Maersk AS Class B	89	164,885
Carlsberg AS Class B	2,080	293,683
Coloplast AS Class B	2,684	254,051
Danske Bank AS	14,736	598,872
Demant AS (b)	2,016	83,802
DSV AS	4,397	1,052,933
Genmab AS (b)	1,368	283,036
Novo Nordisk AS Class B	69,206	4,786,645
Novonesis Novozymes B Class B	7,502	535,992
Orsted AS (b) (c)	3,539	151,453
Pandora AS	1,751	306,352
Rockwool AS Class B	1,980	92,336
Tryg AS	7,188	185,021
Vestas Wind Systems AS	21,657	323,775
		9,230,650
FINLAND — 1.1%
Elisa OYJ	3,013	166,513
Fortum OYJ	9,464	176,527
Kesko OYJ Class B	5,922	145,565
Kone OYJ Class B	7,234	474,512
Metso OYJ (a)	13,197	170,094
Neste OYJ	8,552	115,647
Nokia OYJ	113,352	586,254
Nordea Bank Abp (d)	65,102	961,802
Nordea Bank Abp (d)	2,535	37,524
Orion OYJ Class B	2,306	172,835
Sampo OYJ Class A	52,733	565,153
Stora Enso OYJ Class R (a)	12,394	134,197
UPM-Kymmene OYJ	11,360	308,837
Wartsila OYJ Abp	10,621	249,848
		4,265,308
FRANCE — 9.2%
Accor SA	4,187	217,878
Aeroports de Paris SA	711	88,802
Air Liquide SA	12,438	2,557,104
Airbus SE	12,778	2,658,802

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Alstom SA (b)	7,480	$173,852
Amundi SA (c)	1,253	101,046
Arkema SA	1,282	94,130
AXA SA	38,170	1,867,059
BioMerieux	912	125,683
BNP Paribas SA	21,920	1,963,773
Bollore SE	15,156	94,825
Bouygues SA	4,034	181,836
Bureau Veritas SA	6,841	232,397
Capgemini SE	3,517	598,829
Carrefour SA	11,970	168,190
Cie de Saint-Gobain SA	9,609	1,123,891
Cie Generale des Etablissements Michelin SCA	14,270	528,321
Covivio SA REIT	1,188	74,677
Credit Agricole SA	22,805	430,054
Danone SA	13,882	1,130,247
Dassault Aviation SA	429	151,175
Dassault Systemes SE	14,480	522,328
Edenred SE	5,256	162,203
Eiffage SA	1,443	201,993
EssilorLuxottica SA	6,519	1,782,226
Eurazeo SE	945	67,167
FDJ UNITED (c)	2,483	97,059
Gecina SA REIT	951	104,154
Getlink SE	6,649	127,923
Hermes International SCA	679	1,832,404
Ipsen SA	794	94,229
Kering SA	1,617	350,316
Klepierre SA REIT	4,675	183,510
Legrand SA	5,667	755,025
L'Oreal SA	5,142	2,191,648
LVMH Moet Hennessy Louis Vuitton SE	5,906	3,082,303
Orange SA	39,607	600,453
Pernod Ricard SA	4,306	427,619
Publicis Groupe SA	4,941	554,943
Renault SA	4,045	185,798
Rexel SA	4,823	147,991
Safran SA	7,701	2,494,085
Sartorius Stedim Biotech	603	143,548
Societe Generale SA	15,472	881,755
Sodexo SA	1,904	116,668
Teleperformance SE	1,197	115,668
Thales SA	1,984	581,298
Unibail-Rodamco-Westfield CDI (b)	793	3,721
Unibail-Rodamco-Westfield REIT (b)	2,600	247,640
Veolia Environnement SA	13,487	478,909
Vinci SA	10,636	1,561,881
		34,659,036
GERMANY — 10.9%
adidas AG	3,690	857,421
Allianz SE	8,287	3,347,298
BASF SE	19,144	940,685
Bayer AG	20,910	626,761
Bayerische Motoren Werke AG	6,171	546,619
Security Description	Shares	Value
Bayerische Motoren Werke AG Preference Shares	1,176	$97,045
Beiersdorf AG	2,108	263,779
Brenntag SE	2,575	169,874
Commerzbank AG	19,034	598,347
Continental AG	2,314	201,277
Covestro AG (b)	3,793	268,926
CTS Eventim AG & Co. KGaA	1,328	164,305
Daimler Truck Holding AG	10,112	476,817
Deutsche Bank AG	39,650	1,171,491
Deutsche Boerse AG	4,048	1,315,758
Deutsche Lufthansa AG	12,669	106,777
Deutsche Post AG	20,720	953,672
Deutsche Telekom AG	75,051	2,728,413
Dr. Ing hc F Porsche AG Preference Shares (c)	2,392	117,761
E.ON SE	48,484	889,264
Evonik Industries AG	5,334	109,573
Fresenius Medical Care AG	4,792	273,660
Fresenius SE & Co. KGaA	9,048	453,304
GEA Group AG	3,138	218,802
Hannover Rueck SE	1,300	407,748
Heidelberg Materials AG	2,849	667,020
Henkel AG & Co. KGaA	2,161	156,006
Henkel AG & Co. KGaA Preference Shares	3,573	279,583
Infineon Technologies AG	28,101	1,191,302
Knorr-Bremse AG	1,550	149,287
LEG Immobilien SE	1,572	139,043
Mercedes-Benz Group AG	15,541	906,484
Merck KGaA	2,762	356,639
MTU Aero Engines AG	1,161	514,063
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,881	1,862,052
Nemetschek SE	1,238	178,747
Porsche Automobil Holding SE Preference Shares	3,260	128,923
Rational AG	107	89,429
Rheinmetall AG	958	2,020,812
SAP SE	22,435	6,798,461
Sartorius AG Preference Shares	558	141,482
Scout24 SE (c)	1,637	225,018
Siemens AG	16,281	4,159,606
Siemens Energy AG (b)	14,555	1,675,392
Siemens Healthineers AG (c)	7,249	400,445
Symrise AG	2,826	295,704
Talanx AG	1,402	180,867
Volkswagen AG Preference Shares	4,390	461,830
Vonovia SE	16,435	577,030
Zalando SE (b) (c)	4,720	154,859
		41,015,461
HONG KONG — 1.8%
AIA Group Ltd.	229,200	2,055,501
CK Asset Holdings Ltd.	41,015	180,780
CK Infrastructure Holdings Ltd.	13,500	89,341

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Futu Holdings Ltd. ADR	1,339	$165,487
Hang Seng Bank Ltd.	15,800	236,698
HKT Trust & HKT Ltd. Stapled Security	84,000	125,411
Hong Kong Exchanges & Clearing Ltd.	25,875	1,380,440
Hongkong Land Holdings Ltd.	22,800	131,556
Link REIT	56,530	301,733
MTR Corp. Ltd.	32,131	115,426
Power Assets Holdings Ltd.	30,000	192,803
Prudential PLC	55,569	694,935
Sino Land Co. Ltd.	77,908	82,870
Sun Hung Kai Properties Ltd.	31,000	355,611
Swire Pacific Ltd. Class A	8,000	68,535
Techtronic Industries Co. Ltd.	32,000	351,796
WH Group Ltd. (c)	173,310	166,687
Wharf Real Estate Investment Co. Ltd.	34,000	96,153
		6,791,763
IRELAND — 0.5%
AerCap Holdings NV	3,984	466,128
AIB Group PLC	44,426	364,264
Bank of Ireland Group PLC	21,402	303,608
Kerry Group PLC Class A	3,578	393,753
Kingspan Group PLC	3,304	280,021
		1,807,774
ISRAEL — 0.9%
Azrieli Group Ltd.	909	83,598
Bank Hapoalim BM	27,142	520,836
Bank Leumi Le-Israel BM	32,460	603,607
Check Point Software Technologies Ltd. (b)	1,895	419,269
Elbit Systems Ltd.	577	256,673
ICL Group Ltd.	17,120	117,387
Israel Discount Bank Ltd. Class A	26,609	265,182
Mizrahi Tefahot Bank Ltd.	3,247	211,645
Nice Ltd. (b)	1,316	223,339
Teva Pharmaceutical Industries Ltd. (b)	15,674	265,259
Teva Pharmaceutical Industries Ltd. ADR (b)	9,167	153,639
Wix.com Ltd. (b)	1,156	183,180
		3,303,614
ITALY — 3.2%
Banca Mediolanum SpA	4,790	82,204
Banco BPM SpA	24,344	283,247
BPER Banca SpA (a)	20,943	189,690
Coca-Cola HBC AG	4,728	246,462
Davide Campari-Milano NV (a)	12,633	84,675
DiaSorin SpA (a)	495	52,795
Enel SpA	174,772	1,652,737
Ferrari NV	2,693	1,315,366
FinecoBank Banca Fineco SpA	12,902	285,256
Generali (a)	18,492	655,763
Security Description	Shares	Value
Infrastrutture Wireless Italiane SpA (a) (c)	6,644	$80,954
Intesa Sanpaolo SpA	325,082	1,866,583
Leonardo SpA (a)	8,703	488,121
Mediobanca Banca di Credito Finanziario SpA	10,845	251,234
Moncler SpA	5,077	288,387
Nexi SpA (a) (c)	11,824	70,425
Poste Italiane SpA (c)	9,920	212,397
Prysmian SpA	6,098	429,774
Recordati Industria Chimica e Farmaceutica SpA	2,448	153,449
Ryanair Holdings PLC	18,214	513,560
Snam SpA	42,440	256,165
Telecom Italia SpA (a) (b)	238,362	117,125
Terna - Rete Elettrica Nazionale (a)	30,428	311,674
UniCredit SpA	30,075	2,009,124
Unipol Assicurazioni SpA	7,494	148,007
		12,045,174
JAPAN — 21.6%
Advantest Corp.	16,500	1,217,124
Aeon Co. Ltd. (a)	15,900	486,538
AGC, Inc. (a)	4,500	131,687
Aisin Corp.	11,000	140,656
Ajinomoto Co., Inc.	19,400	525,007
ANA Holdings, Inc.	3,200	62,529
Asahi Group Holdings Ltd.	31,200	416,338
Asahi Kasei Corp.	26,600	189,125
Asics Corp.	14,400	366,866
Astellas Pharma, Inc.	38,700	379,512
Bandai Namco Holdings, Inc.	12,800	458,228
Bridgestone Corp. (a)	12,300	502,406
Canon, Inc. (a)	20,000	580,013
Capcom Co. Ltd.	7,600	259,551
Central Japan Railway Co.	16,500	369,192
Chiba Bank Ltd.	12,200	112,713
Chugai Pharmaceutical Co. Ltd.	14,400	750,182
Concordia Financial Group Ltd.	22,800	147,933
Dai Nippon Printing Co. Ltd.	8,600	130,389
Daifuku Co. Ltd.	7,200	185,527
Dai-ichi Life Holdings, Inc.	75,300	571,351
Daiichi Sankyo Co. Ltd.	36,800	857,295
Daikin Industries Ltd.	5,700	671,830
Daito Trust Construction Co. Ltd.	1,300	141,074
Daiwa House Industry Co. Ltd.	12,000	411,561
Daiwa Securities Group, Inc.	28,500	202,141
Denso Corp.	40,700	549,589
Dentsu Group, Inc. (a)	4,300	95,142
Disco Corp.	2,000	590,259
East Japan Railway Co.	19,700	423,882
Eisai Co. Ltd.	5,700	163,686
FANUC Corp.	20,300	553,719
Fast Retailing Co. Ltd.	4,100	1,405,601
Fuji Electric Co. Ltd.	3,000	138,198
FUJIFILM Holdings Corp.	23,900	519,878
Fujikura Ltd.	5,400	283,038

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Fujitsu Ltd.	38,000	$924,712
Hankyu Hanshin Holdings, Inc.	4,700	127,550
Hikari Tsushin, Inc. (a)	400	117,858
Hitachi Ltd.	98,100	2,855,831
Honda Motor Co. Ltd.	90,500	873,704
Hoshizaki Corp.	2,200	75,788
Hoya Corp.	7,400	878,860
Hulic Co. Ltd. (a)	9,700	97,541
IHI Corp.	3,100	335,657
Isuzu Motors Ltd.	11,200	141,934
Japan Airlines Co. Ltd.	3,100	63,129
Japan Exchange Group, Inc.	21,500	217,389
Japan Post Bank Co. Ltd.	38,500	414,466
Japan Post Holdings Co. Ltd.	38,200	353,187
Japan Post Insurance Co. Ltd.	3,900	88,047
Japan Tobacco, Inc. (a)	25,800	758,755
JFE Holdings, Inc.	12,600	146,285
Kajima Corp.	8,900	231,858
Kansai Electric Power Co., Inc.	20,300	240,179
Kao Corp. (a)	9,900	442,551
Kawasaki Kisen Kaisha Ltd. (a)	8,000	113,206
KDDI Corp.	66,000	1,133,165
Keyence Corp.	4,200	1,681,803
Kikkoman Corp.	14,900	138,019
Kirin Holdings Co. Ltd. (a)	16,300	227,892
Kobe Bussan Co. Ltd.	3,300	102,305
Komatsu Ltd.	19,500	639,493
Konami Group Corp.	2,200	347,489
Kubota Corp.	21,100	236,936
Kyocera Corp.	27,300	327,630
Kyowa Kirin Co. Ltd. (a)	4,800	81,930
Lasertec Corp. (a)	1,700	228,440
LY Corp.	60,300	221,421
M3, Inc.	9,300	127,835
Makita Corp.	5,100	157,225
MatsukiyoCocokara & Co.	7,000	143,809
MEIJI Holdings Co. Ltd.	5,200	114,732
Minebea Mitsumi, Inc.	7,600	111,360
Mitsubishi Chemical Group Corp.	28,500	149,559
Mitsubishi Electric Corp.	41,000	883,042
Mitsubishi Estate Co. Ltd.	22,800	426,656
Mitsubishi HC Capital, Inc.	18,400	135,091
Mitsubishi Heavy Industries Ltd.	68,700	1,716,965
Mitsubishi UFJ Financial Group, Inc.	246,100	3,378,561
Mitsui Fudosan Co. Ltd.	56,200	542,760
Mitsui OSK Lines Ltd. (a)	7,300	243,594
Mizuho Financial Group, Inc.	51,170	1,414,530
MonotaRO Co. Ltd. (a)	5,600	110,298
MS&AD Insurance Group Holdings, Inc.	27,800	621,648
Murata Manufacturing Co. Ltd.	36,300	541,315
NEC Corp.	26,500	774,021
Nexon Co. Ltd.	7,100	143,037
NIDEC Corp.	18,100	351,487
Nintendo Co. Ltd.	23,600	2,267,770
Nippon Building Fund, Inc. REIT (a)	167	153,652
Security Description	Shares	Value
Nippon Paint Holdings Co. Ltd.	20,100	$161,418
Nippon Sanso Holdings Corp.	3,800	143,718
Nippon Steel Corp.	20,700	391,658
Nippon Telegraph & Telephone Corp.	644,000	686,600
Nippon Yusen KK (a)	9,400	337,618
Nissan Motor Co. Ltd. (a) (b)	51,000	123,647
Nissin Foods Holdings Co. Ltd. (a)	4,000	82,952
Nitori Holdings Co. Ltd.	1,700	163,827
Nitto Denko Corp.	15,200	293,751
Nomura Holdings, Inc. (a)	63,900	421,148
Nomura Research Institute Ltd.	8,000	320,288
Obayashi Corp.	14,000	211,825
Obic Co. Ltd.	7,100	275,801
Olympus Corp.	24,900	295,638
Omron Corp.	3,900	105,138
Ono Pharmaceutical Co. Ltd. (a)	7,900	85,265
Oracle Corp. Japan	800	95,178
Oriental Land Co. Ltd.	23,300	536,185
ORIX Corp.	25,000	564,229
Otsuka Corp.	5,000	101,648
Otsuka Holdings Co. Ltd.	9,500	470,314
Pan Pacific International Holdings Corp.	8,000	274,651
Panasonic Holdings Corp.	49,600	534,133
Rakuten Group, Inc. (b)	32,300	178,087
Recruit Holdings Co. Ltd.	30,100	1,778,556
Renesas Electronics Corp.	36,200	448,349
Resona Holdings, Inc.	45,400	418,656
Ricoh Co. Ltd. (a)	11,500	108,714
Sanrio Co. Ltd.	3,800	183,311
SBI Holdings, Inc.	6,000	208,938
SCREEN Holdings Co. Ltd.	1,700	138,406
SCSK Corp.	3,300	99,335
Secom Co. Ltd.	8,900	319,351
Sekisui Chemical Co. Ltd.	8,000	144,664
Sekisui House Ltd.	12,800	282,062
Seven & i Holdings Co. Ltd.	47,800	768,731
SG Holdings Co. Ltd. (a)	6,700	74,517
Shimadzu Corp.	5,400	133,537
Shimano, Inc. (a)	1,600	231,562
Shin-Etsu Chemical Co. Ltd.	38,500	1,271,917
Shionogi & Co. Ltd.	16,300	292,722
Shiseido Co. Ltd. (a)	8,300	147,877
SMC Corp.	1,200	432,331
SoftBank Corp.	615,800	950,697
SoftBank Group Corp.	20,600	1,499,595
Sompo Holdings, Inc.	19,200	577,549
Sony Group Corp.	131,700	3,400,886
Subaru Corp.	12,800	222,911
Sumitomo Electric Industries Ltd.	15,300	327,831
Sumitomo Metal Mining Co. Ltd.	5,700	140,483
Sumitomo Mitsui Financial Group, Inc.	79,100	1,990,027
Sumitomo Mitsui Trust Group, Inc.	14,000	372,086

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Sumitomo Realty & Development Co. Ltd.	6,600	$254,368
Suntory Beverage & Food Ltd. (a)	3,100	98,937
Suzuki Motor Corp.	33,400	403,034
Sysmex Corp.	10,500	182,748
T&D Holdings, Inc.	10,700	234,823
Taisei Corp.	3,500	203,538
Takeda Pharmaceutical Co. Ltd. (a)	34,008	1,041,818
TDK Corp.	41,800	490,650
Terumo Corp.	28,600	524,698
TIS, Inc.	4,600	154,071
Toho Co. Ltd.	2,300	135,505
Tokio Marine Holdings, Inc.	39,400	1,666,886
Tokyo Electron Ltd.	9,600	1,839,648
Tokyo Metro Co. Ltd. (a)	6,200	72,003
Tokyu Corp.	11,100	131,714
TOPPAN Holdings, Inc.	5,200	141,299
Toray Industries, Inc.	30,200	206,525
Toyota Industries Corp.	3,500	394,960
Toyota Motor Corp.	203,000	3,503,610
Toyota Tsusho Corp.	13,600	307,788
Trend Micro, Inc.	2,800	193,400
Unicharm Corp.	24,900	179,365
West Japan Railway Co.	9,500	217,169
Yakult Honsha Co. Ltd. (a)	5,800	108,917
Yamaha Motor Co. Ltd. (a)	19,300	144,237
Yokogawa Electric Corp.	5,300	141,448
Zensho Holdings Co. Ltd.	2,000	120,987
ZOZO, Inc.	8,300	89,467
		81,367,648
LUXEMBOURG — 0.2%
ArcelorMittal SA	10,025	316,202
CVC Capital Partners PLC (c)	4,525	92,317
Eurofins Scientific SE	2,537	179,993
		588,512
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	46,000	204,217
Sands China Ltd.	51,200	106,574
		310,791
NETHERLANDS — 4.5%
ABN AMRO Bank NV (c)	10,010	273,075
Adyen NV (b) (c)	540	987,837
Aegon Ltd. (a)	27,711	199,985
Akzo Nobel NV	3,657	254,990
Argenx SE (b)	1,300	716,917
ASM International NV (a)	1,002	639,145
ASML Holding NV	8,461	6,729,883
ASR Nederland NV	3,169	209,730
BE Semiconductor Industries NV (a)	1,727	257,561
Euronext NV (c)	1,693	288,361
EXOR NV	1,894	190,312
Heineken Holding NV	2,758	204,770
Heineken NV	6,129	532,539
IMCD NV	1,258	168,418
Security Description	Shares	Value
ING Groep NV	67,648	$1,479,064
JDE Peet's NV (a)	3,636	103,459
Koninklijke Ahold Delhaize NV	19,800	825,099
Koninklijke KPN NV	82,774	401,871
Koninklijke Philips NV (a)	18,556	444,570
NN Group NV	5,703	377,702
Randstad NV (a)	2,221	102,199
Universal Music Group NV	23,570	760,306
Wolters Kluwer NV	5,133	855,301
		17,003,094
NEW ZEALAND — 0.3%
Auckland International Airport Ltd.	35,843	168,519
Contact Energy Ltd.	16,984	92,791
Fisher & Paykel Healthcare Corp. Ltd.	12,466	272,808
Infratil Ltd.	19,326	124,358
Meridian Energy Ltd.	27,785	99,515
Xero Ltd. (b)	3,095	364,690
		1,122,681
NORWAY — 0.5%
DNB Bank ASA	19,129	526,630
Gjensidige Forsikring ASA	4,270	107,766
Kongsberg Gruppen ASA	9,260	357,646
Mowi ASA	10,170	195,567
Norsk Hydro ASA	29,597	168,287
Orkla ASA	15,133	163,896
Salmar ASA	1,468	63,364
Telenor ASA	13,402	207,525
		1,790,681
POLAND — 0.0% *
InPost SA (b)	4,734	78,354
PORTUGAL — 0.1%
EDP SA	66,256	286,366
Jeronimo Martins SGPS SA	6,237	157,261
		443,627
SINGAPORE — 1.9%
CapitaLand Ascendas REIT	81,870	172,270
CapitaLand Integrated Commercial Trust REIT	126,813	216,060
CapitaLand Investment Ltd.	52,205	108,620
DBS Group Holdings Ltd.	45,650	1,609,658
Genting Singapore Ltd.	125,200	70,285
Grab Holdings Ltd. Class A (b)	49,053	246,737
Keppel Ltd.	31,500	183,512
Oversea-Chinese Banking Corp. Ltd.	72,589	929,554
Sea Ltd. ADR (b)	8,195	1,310,708
Sembcorp Industries Ltd.	19,900	107,027
Singapore Airlines Ltd. (a)	32,600	178,402
Singapore Exchange Ltd.	17,900	209,125
Singapore Technologies Engineering Ltd.	34,100	208,565
Singapore Telecommunications Ltd.	159,400	478,081
STMicroelectronics NV	14,386	437,964

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
United Overseas Bank Ltd.	27,271	$770,821
		7,237,389
SOUTH KOREA — 0.0% *
Delivery Hero SE (b) (c)	3,982	107,368
SPAIN — 3.3%
Abertis Infraestructuras SA (b) (e)	132	—
Acciona SA (a)	555	99,547
ACS Actividades de Construccion y Servicios SA (a)	3,783	261,778
Aena SME SA (c)	16,060	427,187
Amadeus IT Group SA (a)	9,703	814,147
Banco Bilbao Vizcaya Argentaria SA	124,141	1,902,412
Banco de Sabadell SA	116,463	369,527
Banco Santander SA	325,816	2,687,539
Bankinter SA	14,442	187,836
CaixaBank SA	84,132	726,269
Cellnex Telecom SA (b) (c)	10,594	409,758
EDP Renovaveis SA (a)	6,623	73,663
Endesa SA (a)	6,888	217,418
Grifols SA (a) (b)	5,877	71,402
Iberdrola SA	124,176	2,374,494
Industria de Diseno Textil SA	23,451	1,216,185
Redeia Corp. SA (a)	8,830	188,126
Telefonica SA (a)	78,955	413,173
		12,440,461
SWEDEN — 3.2%
AddTech AB Class B	5,671	191,604
Alfa Laval AB (a)	6,265	261,502
Assa Abloy AB Class B	21,602	669,113
Atlas Copco AB Class A	57,811	927,182
Atlas Copco AB Class B	33,717	475,662
Beijer Ref AB (a)	8,193	128,392
Boliden AB (b)	5,826	180,397
Epiroc AB Class A	14,324	308,712
Epiroc AB Class B	8,540	162,191
EQT AB	7,847	260,101
Essity AB Class B	12,989	357,080
Evolution AB (c)	3,177	250,549
Fastighets AB Balder Class B (a) (b)	15,282	112,662
H & M Hennes & Mauritz AB Class B (a)	12,415	173,125
Hexagon AB Class B	44,875	448,072
Holmen AB Class B	1,723	67,832
Industrivarden AB Class A	2,542	91,540
Industrivarden AB Class C (a)	3,269	117,206
Indutrade AB	5,678	153,830
Investment AB Latour Class B (a)	3,151	82,392
Investor AB Class B (a)	37,225	1,092,682
L E Lundbergforetagen AB Class B	1,627	80,510
Lifco AB Class B	4,976	199,867
Nibe Industrier AB Class B (a)	31,563	133,599
Saab AB Class B	6,904	382,203
Sagax AB Class B (a)	4,640	105,162
Sandvik AB	23,027	524,066
Securitas AB Class B	10,385	154,188
Security Description	Shares	Value
Skandinaviska Enskilda Banken AB Class A	33,775	$585,102
Skanska AB Class B	7,201	166,379
SKF AB Class B	7,505	170,962
Svenska Cellulosa AB SCA Class B	12,710	164,036
Svenska Handelsbanken AB Class A	31,046	411,920
Swedbank AB Class A	18,342	482,107
Swedish Orphan Biovitrum AB (b)	4,120	124,589
Tele2 AB Class B	11,483	166,575
Telefonaktiebolaget LM Ericsson Class B	59,186	502,656
Telia Co. AB	50,900	181,427
Trelleborg AB Class B	4,535	167,545
Volvo AB Class A	4,356	121,488
Volvo AB Class B	29,828	830,642
		12,166,849
SWITZERLAND — 5.2%
ABB Ltd.	33,815	2,009,784
Avolta AG	1,985	107,280
Baloise Holding AG	883	207,660
Banque Cantonale Vaudoise	606	69,621
Barry Callebaut AG (a)	72	78,151
BKW AG	468	101,890
Chocoladefabriken Lindt & Spruengli AG (d)	20	335,427
Chocoladefabriken Lindt & Spruengli AG (d)	2	332,161
Cie Financiere Richemont SA Class A	11,497	2,158,576
DSM-Firmenich AG	3,958	419,357
EMS-Chemie Holding AG	147	110,619
Galderma Group AG	2,548	368,116
Geberit AG	711	557,367
Givaudan SA	198	955,425
Helvetia Holding AG	790	184,697
Julius Baer Group Ltd.	4,480	301,893
Kuehne & Nagel International AG	1,032	222,541
Logitech International SA	3,311	297,158
Lonza Group AG	1,549	1,099,479
Partners Group Holding AG	487	633,222
Sandoz Group AG	8,898	485,366
Schindler Holding AG (d)	883	327,242
Schindler Holding AG (d)	493	178,062
SGS SA	3,434	347,283
SIG Group AG	6,611	121,755
Sika AG	3,272	885,413
Sonova Holding AG	1,073	318,665
Straumann Holding AG	2,375	308,959
Swatch Group AG (a)	1,028	34,456
Swatch Group AG Bearer Shares (a)	403	65,361
Swiss Life Holding AG	619	624,132
Swiss Prime Site AG	1,682	251,032
Swisscom AG	551	389,369
Temenos AG	1,341	95,605

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
UBS Group AG	70,340	$2,372,650
VAT Group AG (c)	565	237,570
Zurich Insurance Group AG	3,130	2,180,776
		19,774,120
UNITED KINGDOM — 12.0%
3i Group PLC	20,866	1,178,061
Admiral Group PLC	5,542	248,339
Ashtead Group PLC	9,418	602,579
Associated British Foods PLC	7,038	198,484
AstraZeneca PLC	33,321	4,620,934
Auto Trader Group PLC (c)	19,241	217,369
Aviva PLC	57,877	491,098
BAE Systems PLC	64,677	1,672,006
Barclays PLC	305,524	1,412,189
Barratt Redrow PLC	28,655	179,020
British American Tobacco PLC	42,437	2,013,856
BT Group PLC (a)	127,981	339,796
Bunzl PLC	7,080	225,088
Coca-Cola Europacific Partners PLC (d)	949	87,991
Coca-Cola Europacific Partners PLC (d)	4,069	373,514
Compass Group PLC	36,495	1,233,769
Croda International PLC	2,801	112,233
DCC PLC	2,144	138,910
Diageo PLC	47,671	1,194,158
Entain PLC	12,864	158,830
Halma PLC	8,233	361,027
Hikma Pharmaceuticals PLC	3,478	94,750
HSBC Holdings PLC	379,794	4,589,332
Imperial Brands PLC	16,758	660,683
Informa PLC	28,501	314,716
InterContinental Hotels Group PLC	3,176	361,409
International Consolidated Airlines Group SA (a)	26,625	124,577
Intertek Group PLC	3,388	220,066
J Sainsbury PLC	38,324	152,195
JD Sports Fashion PLC	58,718	71,404
Kingfisher PLC	38,254	152,441
Land Securities Group PLC REIT	15,359	132,808
Legal & General Group PLC	127,819	445,949
Lloyds Banking Group PLC	1,288,509	1,354,297
London Stock Exchange Group PLC	10,244	1,492,926
M&G PLC	46,984	165,468
Marks & Spencer Group PLC	43,167	209,641
Melrose Industries PLC	27,751	201,856
National Grid PLC	104,792	1,524,331
NatWest Group PLC	173,052	1,212,743
Next PLC	2,538	432,657
Pearson PLC	13,383	196,507
Phoenix Group Holdings PLC	14,820	133,732
Reckitt Benckiser Group PLC	14,730	1,000,179
RELX PLC (d)	23,130	1,247,878
RELX PLC (d)	16,444	886,384
Rentokil Initial PLC	53,305	257,197
Rolls-Royce Holdings PLC	181,617	2,408,150
Security Description	Shares	Value
Sage Group PLC	21,639	$370,811
Schroders PLC	17,645	87,386
Segro PLC REIT	27,049	251,904
Severn Trent PLC	5,705	213,740
Smith & Nephew PLC	18,172	277,159
Smiths Group PLC	7,274	223,879
Spirax Group PLC	1,555	126,895
SSE PLC	23,569	591,372
Standard Chartered PLC	43,007	711,341
Tesco PLC	145,021	797,501
Unilever PLC	53,773	3,260,685
United Utilities Group PLC	14,249	222,890
Vodafone Group PLC	432,818	461,322
Whitbread PLC	3,732	144,372
Wise PLC Class A (b)	14,708	209,613
WPP PLC	22,580	158,611
		45,213,008
UNITED STATES — 9.1%
Alcon AG	10,749	947,965
CSL Ltd.	10,432	1,637,232
CyberArk Software Ltd. (b)	997	405,659
Experian PLC	19,727	1,014,274
Ferrovial SE	11,037	586,378
GSK PLC	87,990	1,676,021
Haleon PLC	194,761	999,238
Holcim AG	11,205	829,114
James Hardie Industries PLC CDI (b)	12,408	339,087
Monday.com Ltd. (b)	859	270,138
Nestle SA	56,294	5,574,945
Novartis AG	40,854	4,935,841
Qiagen NV (b)	4,539	217,839
Roche Holding AG	15,097	4,900,835
Roche Holding AG Bearer Shares	696	240,452
Sanofi SA	23,784	2,295,207
Schneider Electric SE	11,757	3,116,254
Spotify Technology SA (b)	3,284	2,519,945
Stellantis NV (a)	43,149	430,985
Swiss Re AG	6,466	1,114,085
Tenaris SA	8,565	160,613
		34,212,107
TOTAL COMMON STOCKS (Cost $304,189,153)		374,441,459
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (f) (g)	501,982	501,982

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	8,785,217	$8,785,217
TOTAL SHORT-TERM INVESTMENTS (Cost $9,287,199)		9,287,199
TOTAL INVESTMENTS — 101.8% (Cost $313,476,352)		383,728,658
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(6,751,108)
NET ASSETS — 100.0%		$376,977,550
(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$374,441,459	$—	$0(a)	$374,441,459
Short-Term Investments	9,287,199	—	—	9,287,199
TOTAL INVESTMENTS	$383,728,658	$—	$0	$383,728,658
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2025.

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	103,375	$103,375	$12,012,851	$11,614,244	$—	$—	501,982	$501,982	$11,172
State Street Navigator Securities Lending Portfolio II	5,913,786	5,913,786	53,729,008	50,857,577	—	—	8,785,217	8,785,217	44,580
Total		$6,017,161	$65,741,859	$62,471,821	$—	$—		$9,287,199	$55,752
See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BRAZIL — 3.9%
Ambev SA	50,020	$122,075
B3 SA - Brasil Bolsa Balcao	53,423	142,713
Banco Bradesco SA	16,868	44,844
Banco Bradesco SA Preference Shares	56,144	173,127
Banco BTG Pactual SA	12,463	96,478
Banco do Brasil SA	18,209	73,699
BB Seguridade Participacoes SA	7,400	48,539
BRF SA	4,600	16,974
Caixa Seguridade Participacoes SA	6,325	17,024
Centrais Eletricas Brasileiras SA	12,871	94,849
Centrais Eletricas Brasileiras SA Preference Shares	2,511	20,432
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,079	110,861
Cia Energetica de Minas Gerais Preference Shares	19,168	37,930
Cia Paranaense de Energia - Copel Class B, Preference Shares	11,501	26,256
CPFL Energia SA	2,396	17,938
Embraer SA	7,475	105,472
Energisa SA	2,588	22,912
Engie Brasil Energia SA	2,204	18,338
Equatorial Energia SA	12,525	82,523
Gerdau SA Preference Shares	14,188	41,593
Itau Unibanco Holding SA Preference Shares	55,294	374,344
Itausa SA Preference Shares	61,131	122,646
Klabin SA	8,770	29,647
Localiza Rent a Car SA	9,740	72,311
Motiva Infraestrutura de Mobilidade SA	10,638	26,878
Natura & Co. Holding SA (a)	8,774	17,764
NU Holdings Ltd. Class A (a)	33,573	460,622
Raia Drogasil SA	13,609	37,701
Rede D'Or Sao Luiz SA (b)	8,434	54,734
Rumo SA	13,732	46,622
Suzano SA	7,172	67,293
Telefonica Brasil SA	8,584	48,583
TIM SA	9,009	36,397
TOTVS SA	5,862	45,336
Ultrapar Participacoes SA	7,667	24,640
Vale SA	37,985	366,428
Vibra Energia SA	10,638	42,218
WEG SA	17,400	136,386
XP, Inc. Class A	3,834	77,447
		3,402,574
CHILE — 0.5%
Banco de Chile	480,817	72,579
Banco de Credito e Inversiones SA	925	38,985
Banco Santander Chile	697,635	43,730
Cencosud SA	13,508	45,875
Empresas CMPC SA	11,899	18,153
Empresas Copec SA	4,125	28,036
Security Description	Shares	Value
Enel Americas SA	226,945	$22,064
Enel Chile SA	292,637	21,626
Falabella SA	6,568	34,830
Latam Airlines Group SA	1,598,322	32,294
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares (a)	1,478	52,569
		410,741
CHINA — 29.0%
360 Security Technology, Inc. Class A	4,500	6,408
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,400	3,379
AAC Technologies Holdings, Inc.	9,000	46,662
Advanced Micro-Fabrication Equipment, Inc. China Class A (a)	394	10,027
AECC Aero-Engine Control Co. Ltd. Class A	900	2,607
AECC Aviation Power Co. Ltd. Class A	1,700	9,147
Agricultural Bank of China Ltd. Class A	52,000	42,685
Agricultural Bank of China Ltd. Class H	287,000	204,739
Aier Eye Hospital Group Co. Ltd. Class A	4,780	8,328
Air China Ltd. Class A (a)	7,400	8,151
Airtac International Group	1,092	32,560
Akeso, Inc. (a) (b) (c)	7,000	81,994
Alibaba Group Holding Ltd.	168,300	2,354,056
Alibaba Group Holding Ltd. ADR	1,463	165,919
Alibaba Health Information Technology Ltd. (a) (c)	60,000	36,229
Anhui Conch Cement Co. Ltd. Class A	2,500	7,493
Anhui Conch Cement Co. Ltd. Class H	13,000	33,055
Anhui Gujing Distillery Co. Ltd. Class A	300	5,576
Anhui Gujing Distillery Co. Ltd. Class B	1,200	16,051
Anhui Jianghuai Automobile Group Corp. Ltd. Class A	1,300	7,276
Anhui Yingjia Distillery Co. Ltd. Class A	400	2,202
Anker Innovations Technology Co. Ltd. Class A	400	6,344
ANTA Sports Products Ltd.	13,095	157,640
Autohome, Inc. ADR	595	15,345
Avary Holding Shenzhen Co. Ltd. Class A	1,400	6,260
AviChina Industry & Technology Co. Ltd. Class H	26,000	14,673
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	3,500	3,601
Baidu, Inc. Class A (a)	23,662	251,541

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Bank of Beijing Co. Ltd. Class A	13,400	$12,777
Bank of Changsha Co. Ltd. Class A	5,500	7,632
Bank of Chengdu Co. Ltd. Class A	2,400	6,734
Bank of China Ltd. Class A	22,300	17,496
Bank of China Ltd. Class H	735,509	427,251
Bank of Communications Co. Ltd. Class A	24,900	27,809
Bank of Communications Co. Ltd. Class H	93,000	86,484
Bank of Hangzhou Co. Ltd. Class A	3,700	8,688
Bank of Jiangsu Co. Ltd. Class A	11,700	19,502
Bank of Nanjing Co. Ltd. Class A	6,700	10,869
Bank of Ningbo Co. Ltd. Class A	4,200	16,042
Bank of Shanghai Co. Ltd. Class A	9,000	13,331
Beijing Enterprises Water Group Ltd. (c)	42,000	12,680
Beijing Kingsoft Office Software, Inc. Class A (a)	293	11,455
Beijing New Building Materials PLC Class A	1,100	4,066
Beijing Tiantan Biological Products Corp. Ltd. Class A	1,200	3,215
Beijing Tong Ren Tang Co. Ltd. Class A	900	4,531
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (a)	700	5,961
Beijing Yanjing Brewery Co. Ltd. Class A	3,900	7,040
Beijing-Shanghai High Speed Railway Co. Ltd. Class A (a)	31,100	24,965
BeOne Medicines Ltd. (a)	8,103	152,563
Bethel Automotive Safety Systems Co. Ltd. Class A	900	6,620
Bilibili, Inc. Class Z (a)	2,455	52,446
BOC Aviation Ltd. (b)	2,200	18,217
BOE Technology Group Co. Ltd. Class A	23,500	13,090
Bosideng International Holdings Ltd.	56,000	33,101
BYD Co. Ltd. Class A	1,200	55,603
BYD Co. Ltd. Class H (c)	37,908	591,558
BYD Electronic International Co. Ltd.	8,000	32,408
C&D International Investment Group Ltd.	8,000	16,183
Caitong Securities Co. Ltd. Class A	3,010	3,324
Cambricon Technologies Corp. Ltd. Class A (a)	265	22,252
Capital Securities Co. Ltd. Class A	2,600	7,216
CGN Power Co. Ltd. Class A	10,000	5,082
CGN Power Co. Ltd. Class H (b)	112,000	38,094
Changchun High-Tech Industry Group Co. Ltd. Class A (a)	300	4,154
Changjiang Securities Co. Ltd. Class A	8,100	7,836
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	400	6,980
Chaozhou Three-Circle Group Co. Ltd. Class A	1,200	5,595
Security Description	Shares	Value
Chifeng Jilong Gold Mining Co. Ltd. Class A	2,100	$7,294
China CITIC Bank Corp. Ltd. Class H	86,000	81,946
China Communications Services Corp. Ltd. Class H	24,000	12,994
China Construction Bank Corp. Class A	6,100	8,039
China Construction Bank Corp. Class H	1,000,340	1,009,260
China CSSC Holdings Ltd. Class A	2,900	13,174
China Eastern Airlines Corp. Ltd. Class A (a)	10,800	6,076
China Energy Engineering Corp. Ltd. Class A	20,600	6,413
China Everbright Bank Co. Ltd. Class A	29,400	17,033
China Everbright Bank Co. Ltd. Class H	34,000	16,978
China Feihe Ltd. (b)	38,000	27,641
China Galaxy Securities Co. Ltd. Class A	4,600	11,013
China Galaxy Securities Co. Ltd. Class H (c)	37,500	42,182
China Greatwall Technology Group Co. Ltd. Class A (a)	2,000	4,132
China Hongqiao Group Ltd. (c)	30,000	68,713
China International Capital Corp. Ltd. Class A	1,800	8,885
China International Capital Corp. Ltd. Class H (b)	16,800	37,880
China Jushi Co. Ltd. Class A	2,600	4,138
China Life Insurance Co. Ltd. Class A	1,700	9,775
China Life Insurance Co. Ltd. Class H	77,000	184,800
China Literature Ltd. (a) (b)	4,200	15,971
China Longyuan Power Group Corp. Ltd. Class H	34,000	30,622
China Mengniu Dairy Co. Ltd.	33,000	67,682
China Merchants Bank Co. Ltd. Class A	13,100	84,034
China Merchants Bank Co. Ltd. Class H	40,500	282,984
China Merchants Energy Shipping Co. Ltd. Class A	5,200	4,544
China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	3,600	6,031
China Merchants Port Holdings Co. Ltd.	13,989	25,483
China Merchants Securities Co. Ltd. Class A	4,700	11,541
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	5,800	7,101
China Minsheng Banking Corp. Ltd. Class A	22,500	14,920

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
China Minsheng Banking Corp. Ltd. Class H	70,300	$39,852
China National Building Material Co. Ltd. Class H	34,554	16,507
China National Chemical Engineering Co. Ltd. Class A	3,800	4,069
China National Nuclear Power Co. Ltd. Class A	12,000	15,613
China National Software & Service Co. Ltd. Class A (a)	600	3,918
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	2,300	7,995
China Oilfield Services Ltd. Class H	20,000	16,408
China Overseas Land & Investment Ltd.	40,500	70,269
China Pacific Insurance Group Co. Ltd. Class A	4,300	22,517
China Pacific Insurance Group Co. Ltd. Class H	27,200	93,034
China Railway Group Ltd. Class A	13,000	10,181
China Railway Group Ltd. Class H	44,000	21,075
China Railway Signal & Communication Corp. Ltd. Class A	4,559	3,271
China Resources Beer Holdings Co. Ltd.	17,500	55,732
China Resources Gas Group Ltd.	9,800	25,031
China Resources Land Ltd.	34,000	115,210
China Resources Microelectronics Ltd. Class A	840	5,530
China Resources Mixc Lifestyle Services Ltd. (b)	8,000	38,675
China Resources Pharmaceutical Group Ltd. (b)	20,000	13,045
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,170	5,109
China Ruyi Holdings Ltd. (a) (c)	64,000	20,627
China Southern Airlines Co. Ltd. Class A (a)	7,100	5,848
China State Construction Engineering Corp. Ltd. Class A (a)	26,500	21,346
China State Construction International Holdings Ltd.	22,000	33,182
China Taiping Insurance Holdings Co. Ltd.	15,230	29,684
China Three Gorges Renewables Group Co. Ltd. Class A	18,200	10,824
China Tourism Group Duty Free Corp. Ltd. Class A	1,200	10,214
China Tower Corp. Ltd. Class H (b)	45,600	65,176
China United Network Communications Ltd. Class A	20,200	15,059
China Vanke Co. Ltd. Class A (a)	6,100	5,467
China Vanke Co. Ltd. Class H (a)	21,900	13,642
China XD Electric Co. Ltd. Class A	3,300	2,829
China Yangtze Power Co. Ltd. Class A	15,500	65,218
Security Description	Shares	Value
China Zheshang Bank Co. Ltd. Class A	13,700	$6,484
Chongqing Changan Automobile Co. Ltd. Class A (a)	5,300	9,441
Chongqing Rural Commercial Bank Co. Ltd. Class A	5,700	5,682
Chongqing Rural Commercial Bank Co. Ltd. Class H	24,000	20,270
Chongqing Zhifei Biological Products Co. Ltd. Class A	1,500	4,102
Chow Tai Fook Jewellery Group Ltd. (c)	22,200	37,952
Citic Pacific Special Steel Group Co. Ltd. Class A	4,500	7,388
CITIC Securities Co. Ltd. Class A	8,100	31,232
CITIC Securities Co. Ltd. Class H	16,250	49,060
CMOC Group Ltd. Class A	11,200	13,165
CMOC Group Ltd. Class H	39,000	39,646
CNPC Capital Co. Ltd. Class A	5,400	5,503
Contemporary Amperex Technology Co. Ltd. Class A	2,780	97,886
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	2,200	3,173
COSCO SHIPPING Holdings Co. Ltd. Class A	8,100	17,007
COSCO SHIPPING Holdings Co. Ltd. Class H (c)	30,350	52,736
CRRC Corp. Ltd. Class A	15,400	15,135
CRRC Corp. Ltd. Class H	46,000	27,776
CSC Financial Co. Ltd. Class A	2,800	9,401
CSPC Innovation Pharmaceutical Co. Ltd. Class A	1,500	10,824
CSPC Pharmaceutical Group Ltd.	86,640	84,984
Daqin Railway Co. Ltd. Class A	11,600	10,688
Dong-E-E-Jiao Co. Ltd. Class A	900	6,571
Dongfang Electric Corp. Ltd. Class A	1,700	3,973
East Money Information Co. Ltd. Class A	10,016	32,342
Eastroc Beverage Group Co. Ltd. Class A	300	13,153
Empyrean Technology Co. Ltd. Class A	300	5,188
ENN Energy Holdings Ltd.	8,200	65,496
ENN Natural Gas Co. Ltd. Class A	1,600	4,222
Eoptolink Technology, Inc. Ltd. Class A	700	12,413
Eve Energy Co. Ltd. Class A	1,200	7,674
Everbright Securities Co. Ltd. Class A	2,500	6,275
Far East Horizon Ltd.	20,000	17,376
Flat Glass Group Co. Ltd. Class A	1,200	2,548
Focus Media Information Technology Co. Ltd. Class A	9,200	9,376
Foshan Haitian Flavouring & Food Co. Ltd. Class A	2,788	15,144
Founder Securities Co. Ltd. Class A	5,300	5,853

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Foxconn Industrial Internet Co. Ltd. Class A	8,200	$24,475
Fuyao Glass Industry Group Co. Ltd. Class A	1,200	9,551
Fuyao Glass Industry Group Co. Ltd. Class H (b)	6,800	48,553
Ganfeng Lithium Group Co. Ltd. Class A	1,020	4,809
GCL Technology Holdings Ltd. (a) (c)	227,000	28,917
Geely Automobile Holdings Ltd.	62,000	126,053
Genscript Biotech Corp. (a) (c)	12,000	22,624
GF Securities Co. Ltd. Class A	3,700	8,683
Giant Biogene Holding Co. Ltd. (b)	3,200	23,521
GigaDevice Semiconductor, Inc. Class A (a)	400	7,066
GoerTek, Inc. Class A	2,200	7,162
Goldwind Science & Technology Co. Ltd. Class A	2,139	3,061
Goneo Group Co. Ltd. Class A	560	3,772
Gotion High-tech Co. Ltd. Class A (a)	1,200	5,438
Great Wall Motor Co. Ltd. Class A (a)	1,500	4,498
Great Wall Motor Co. Ltd. Class H (a)	24,713	38,030
Gree Electric Appliances, Inc. of Zhuhai Class A	1,800	11,288
GRG Banking Equipment Co. Ltd. Class A	1,500	2,814
Guangdong Haid Group Co. Ltd. Class A	1,100	8,997
Guangdong Investment Ltd.	30,801	25,739
Guangzhou Automobile Group Co. Ltd. Class A	3,200	3,346
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,000	7,360
Guangzhou Haige Communications Group, Inc. Co. Class A	1,500	2,919
Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,200	3,036
Guosen Securities Co. Ltd. Class A	4,000	6,433
Guotai Haitong Securities Co. Ltd. Class A	8,568	22,918
Guotai Haitong Securities Co. Ltd. Class H (b)	20,200	32,423
H World Group Ltd. ADR (c)	2,112	71,639
Haidilao International Holding Ltd. (b) (c)	17,000	32,268
Haier Smart Home Co. Ltd. Class A	3,900	13,492
Haier Smart Home Co. Ltd. Class H	25,600	73,213
Hainan Airlines Holding Co. Ltd. Class A (a)	27,200	5,088
Hainan Airport Infrastructure Co. Ltd. Class A (a)	7,300	3,608
Haitian International Holdings Ltd.	7,000	18,191
Security Description	Shares	Value
Hangzhou First Applied Material Co. Ltd. Class A	1,596	$2,888
Hangzhou Silan Microelectronics Co. Ltd. Class A	1,100	3,811
Hangzhou Tigermed Consulting Co. Ltd. Class A	200	1,489
Hansoh Pharmaceutical Group Co. Ltd. (b)	12,000	45,478
Henan Shuanghui Investment & Development Co. Ltd. Class A	2,200	7,497
Hengan International Group Co. Ltd.	6,500	18,672
Hengli Petrochemical Co. Ltd. Class A	5,000	9,954
Hengtong Optic-electric Co. Ltd. Class A	1,500	3,204
Hisense Home Appliances Group Co. Ltd. Class A	600	2,153
Hisense Home Appliances Group Co. Ltd. Class H	4,000	10,904
Hithink RoyalFlush Information Network Co. Ltd. Class A	400	15,245
HLA Group Corp. Ltd. Class A	6,500	6,316
Hoshine Silicon Industry Co. Ltd. Class A	500	3,309
Hua Hong Semiconductor Ltd. (a) (b) (c)	7,000	30,943
Huadong Medicine Co. Ltd. Class A	1,200	6,761
Huagong Tech Co. Ltd. Class A	1,300	8,532
Huaneng Lancang River Hydropower, Inc. Class A	3,500	4,666
Huaneng Power International, Inc. Class A	5,800	5,781
Huaneng Power International, Inc. Class H	44,000	28,362
Huaqin Technology Co. Ltd. Class A	900	10,137
Huatai Securities Co. Ltd. Class A	4,600	11,437
Huatai Securities Co. Ltd. Class H (b)	13,600	27,546
Huaxia Bank Co. Ltd. Class A	8,400	9,276
Huayu Automotive Systems Co. Ltd. Class A	2,000	4,928
Huizhou Desay Sv Automotive Co. Ltd. Class A	400	5,703
Hunan Valin Steel Co. Ltd. Class A	9,900	6,081
Hundsun Technologies, Inc. Class A	1,200	5,619
Hwatsing Technology Co. Ltd. Class A	317	7,466
Hygon Information Technology Co. Ltd. Class A	1,406	27,733
IEIT Systems Co. Ltd. Class A	1,000	7,103
Iflytek Co. Ltd. Class A	1,400	9,358
Imeik Technology Development Co. Ltd. Class A	200	4,881
Industrial & Commercial Bank of China Ltd. Class A	38,400	40,688
Industrial & Commercial Bank of China Ltd. Class H	681,857	540,274
Industrial Bank Co. Ltd. Class A	12,700	41,381

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Industrial Securities Co. Ltd. Class A	5,500	$4,753
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	28,800	7,197
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	5,400	4,161
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	4,000	15,569
Innovent Biologics, Inc. (a) (b) (c)	13,000	129,834
Isoftstone Information Technology Group Co. Ltd. Class A	600	4,577
JA Solar Technology Co. Ltd. Class A (a)	1,676	2,335
JCET Group Co. Ltd. Class A	1,200	5,644
JD Health International, Inc. (a) (b)	11,800	64,637
JD Logistics, Inc. (a) (b)	21,200	35,486
JD.com, Inc. Class A	25,684	418,469
Jiangsu Eastern Shenghong Co. Ltd. Class A (a)	4,200	4,884
Jiangsu Expressway Co. Ltd. Class H	14,000	19,760
Jiangsu Hengli Hydraulic Co. Ltd. Class A	900	9,046
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	3,992	28,924
Jiangsu Hoperun Software Co. Ltd. Class A (a)	1,100	7,806
Jiangsu King's Luck Brewery JSC Ltd. Class A	800	4,348
Jiangsu Yanghe Distillery Co. Ltd. Class A	1,000	9,011
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	1,500	7,455
Jiangsu Zhongtian Technology Co. Ltd. Class A	2,200	4,441
Jiangxi Copper Co. Ltd. Class A	1,300	4,252
Jiangxi Copper Co. Ltd. Class H (c)	12,000	23,297
Jinko Solar Co. Ltd. Class A (a)	6,349	4,600
Kanzhun Ltd. ADR (a)	2,806	50,059
KE Holdings, Inc. Class A	22,545	136,132
Kingdee International Software Group Co. Ltd. (a)	33,000	64,907
Kingsoft Corp. Ltd.	10,000	52,102
Kuaishou Technology (a) (b)	27,700	223,364
Kuang-Chi Technologies Co. Ltd. Class A	1,300	7,256
Kunlun Tech Co. Ltd. Class A (a)	800	3,756
Kweichow Moutai Co. Ltd. Class A	800	157,419
LB Group Co. Ltd. Class A	1,500	3,394
Lenovo Group Ltd.	81,880	98,256
Lens Technology Co. Ltd. Class A	3,200	9,962
Li Auto, Inc. Class A (a)	13,004	177,252
Li Ning Co. Ltd.	24,000	51,730
Lingyi iTech Guangdong Co. Class A	4,400	5,276
Longfor Group Holdings Ltd. (b)	22,167	26,149
LONGi Green Energy Technology Co. Ltd. Class A	4,780	10,023
Security Description	Shares	Value
Loongson Technology Corp. Ltd. Class A (a)	421	$7,840
Luxshare Precision Industry Co. Ltd. Class A	4,629	22,417
Luzhou Laojiao Co. Ltd. Class A	900	14,248
Mango Excellent Media Co. Ltd. Class A	1,200	3,655
Maxscend Microelectronics Co. Ltd. Class A	288	2,869
Meituan Class B (a) (b)	51,559	822,974
Metallurgical Corp. of China Ltd. Class A	11,300	4,701
Midea Group Co. Ltd. Class A	2,200	22,175
Midea Group Co. Ltd. Class H	3,100	29,401
MINISO Group Holding Ltd. (c)	4,000	18,140
MMG Ltd. (a)	48,000	23,419
Montage Technology Co. Ltd. Class A	725	8,299
Muyuan Foods Co. Ltd. Class A	3,486	20,444
NARI Technology Co. Ltd. Class A	5,136	16,068
National Silicon Industry Group Co. Ltd. Class A	1,743	4,555
NAURA Technology Group Co. Ltd. Class A	300	18,520
NetEase, Inc.	18,230	490,004
New China Life Insurance Co. Ltd. Class A	1,300	10,617
New China Life Insurance Co. Ltd. Class H (c)	9,900	53,914
New Hope Liuhe Co. Ltd. Class A (a)	2,900	3,797
New Oriental Education & Technology Group, Inc.	13,500	72,487
Ningbo Deye Technology Co. Ltd. Class A	560	4,117
Ningbo Orient Wires & Cables Co. Ltd. Class A	300	2,166
Ningbo Sanxing Medical Electric Co. Ltd. Class A	900	2,817
Ningbo Tuopu Group Co. Ltd. Class A	1,100	7,256
Ningxia Baofeng Energy Group Co. Ltd. Class A	4,700	10,590
NIO, Inc. Class A (a)	17,282	60,322
Nongfu Spring Co. Ltd. Class H (b)	21,200	108,296
OFILM Group Co. Ltd. Class A (a)	2,200	3,639
OmniVision Integrated Circuits Group, Inc. Class A	720	12,831
Orient Securities Co. Ltd. Class A	4,700	6,351
PDD Holdings, Inc. ADR (a)	7,223	755,959
People's Insurance Co. Group of China Ltd. Class A	6,000	7,296
People's Insurance Co. Group of China Ltd. Class H	89,000	67,685
Pharmaron Beijing Co. Ltd. Class A (a)	750	2,569
PICC Property & Casualty Co. Ltd. Class H	72,000	139,414

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Ping An Bank Co. Ltd. Class A	11,600	$19,546
Ping An Insurance Group Co. of China Ltd. Class A	6,800	52,667
Ping An Insurance Group Co. of China Ltd. Class H (c)	69,500	441,347
Piotech, Inc. Class A	350	7,510
Poly Developments & Holdings Group Co. Ltd. Class A	7,600	8,594
Pop Mart International Group Ltd. (b)	5,400	183,394
Postal Savings Bank of China Co. Ltd. Class A	18,500	14,127
Postal Savings Bank of China Co. Ltd. Class H (b)	100,000	69,809
Power Construction Corp. of China Ltd. Class A	10,900	7,411
Qifu Technology, Inc. ADR	1,135	49,214
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	3,500	8,345
Range Intelligent Computing Technology Group Co. Ltd. Class A	900	6,223
Rockchip Electronics Co. Ltd. Class A	500	10,600
Rongsheng Petrochemical Co. Ltd. Class A	6,400	7,398
SAIC Motor Corp. Ltd. Class A	4,900	10,979
Sailun Group Co. Ltd. Class A	2,100	3,846
Sanan Optoelectronics Co. Ltd. Class A (a)	3,200	5,548
Sany Heavy Industry Co. Ltd. Class A	5,400	13,532
Satellite Chemical Co. Ltd. Class A	2,100	5,081
SDIC Capital Co. Ltd. Class A	4,100	4,304
SDIC Power Holdings Co. Ltd. Class A	4,700	9,671
Seres Group Co. Ltd. Class A	1,100	20,627
SF Holding Co. Ltd. Class A	3,100	21,102
SG Micro Corp. Class A	390	3,962
Shandong Gold Mining Co. Ltd. Class A	2,300	10,252
Shandong Gold Mining Co. Ltd. Class H (b) (c)	8,250	28,639
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	1,000	8,267
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,300	3,933
Shandong Nanshan Aluminum Co. Ltd. Class A	7,500	4,010
Shandong Sun Paper Industry JSC Ltd. Class A	3,800	7,140
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	26,400	20,548
Shanghai Baosight Software Co. Ltd. Class A	1,311	4,323
Shanghai Baosight Software Co. Ltd. Class B	7,700	10,433
Security Description	Shares	Value
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	389	$7,150
Shanghai Electric Group Co. Ltd. Class A (a)	8,100	8,357
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,300	4,553
Shanghai International Airport Co. Ltd. Class A	800	3,548
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	1,700	4,243
Shanghai Pudong Development Bank Co. Ltd. Class A	18,600	36,041
Shanghai Putailai New Energy Technology Co. Ltd. Class A	3,000	7,865
Shanghai RAAS Blood Products Co. Ltd. Class A	4,200	4,028
Shanghai Rural Commercial Bank Co. Ltd. Class A	6,100	8,260
Shanghai United Imaging Healthcare Co. Ltd. Class A	523	9,327
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,000	3,588
Shanjin International Gold Co. Ltd. Class A	1,700	4,495
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	840	20,685
Shengyi Technology Co. Ltd. Class A	1,500	6,314
Shennan Circuits Co. Ltd. Class A	390	5,870
Shenwan Hongyuan Group Co. Ltd. Class A	14,300	10,022
Shenzhen Inovance Technology Co. Ltd. Class A	900	8,113
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	800	25,101
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	500	3,959
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,400	9,250
Shenzhen Transsion Holdings Co. Ltd. Class A	717	7,978
Shenzhou International Group Holdings Ltd.	8,743	62,148
Sichuan Changhong Electric Co. Ltd. Class A	5,800	7,870
Sichuan Chuantou Energy Co. Ltd. Class A	3,100	6,942
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,100	5,516
Sichuan Road & Bridge Group Co. Ltd. Class A	3,600	4,975
Sieyuan Electric Co. Ltd. Class A (a)	500	5,089
Silergy Corp.	4,000	48,679
Sinopharm Group Co. Ltd. Class H	14,000	32,780
Sinotruk Hong Kong Ltd.	7,000	20,420

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Smoore International Holdings Ltd. (b) (c)	19,000	$44,148
SooChow Securities Co. Ltd. Class A	3,190	3,897
Spring Airlines Co. Ltd. Class A	600	4,661
Sungrow Power Supply Co. Ltd. Class A	1,240	11,732
Sunny Optical Technology Group Co. Ltd.	7,600	67,141
Sunwoda Electronic Co. Ltd. Class A	1,200	3,361
SUPCON Technology Co. Ltd. Class A	1,100	6,897
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,100	5,800
Suzhou TFC Optical Communication Co. Ltd. Class A	420	4,681
TAL Education Group ADR (a)	4,323	44,181
TCL Technology Group Corp. Class A (a)	11,900	7,193
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	2,600	2,788
Tencent Holdings Ltd.	67,295	4,312,024
Tencent Music Entertainment Group ADR	7,938	154,712
Tianfeng Securities Co. Ltd. Class A (a)	5,500	3,785
Tianqi Lithium Corp. Class A (a)	1,000	4,473
Tianshan Aluminum Group Co. Ltd. Class A	6,700	7,773
Tingyi Cayman Islands Holding Corp.	20,000	29,299
Tongcheng Travel Holdings Ltd.	13,200	32,924
TongFu Microelectronics Co. Ltd. Class A	1,000	3,577
Tongling Nonferrous Metals Group Co. Ltd. Class A	8,100	3,777
Tongwei Co. Ltd. Class A (a)	2,900	6,781
TravelSky Technology Ltd. Class H	10,000	13,376
Trina Solar Co. Ltd. Class A (a)	1,122	2,276
Trip.com Group Ltd.	6,540	379,903
Tsingtao Brewery Co. Ltd. Class A	500	4,848
Tsingtao Brewery Co. Ltd. Class H	6,000	39,172
Unigroup Guoxin Microelectronics Co. Ltd. Class A	600	5,517
Unisplendour Corp. Ltd. Class A	1,800	6,028
Victory Giant Technology Huizhou Co. Ltd. Class A	200	3,752
Vipshop Holdings Ltd. ADR	3,634	54,692
Wanhua Chemical Group Co. Ltd. Class A	1,900	14,392
Want Want China Holdings Ltd.	50,000	34,904
Weichai Power Co. Ltd. Class A	4,300	9,233
Weichai Power Co. Ltd. Class H	20,000	40,611
Wens Foodstuff Group Co. Ltd. Class A	4,200	10,015
Western Mining Co. Ltd. Class A	3,300	7,661
Security Description	Shares	Value
Wingtech Technology Co. Ltd. Class A	600	$2,809
Wuliangye Yibin Co. Ltd. Class A	2,442	40,534
WUS Printed Circuit Kunshan Co. Ltd. Class A	1,200	7,133
WuXi AppTec Co. Ltd. Class A	1,572	15,263
WuXi AppTec Co. Ltd. Class H (b) (c)	3,280	32,863
Wuxi Biologics Cayman, Inc. (a) (b)	36,500	119,264
XCMG Construction Machinery Co. Ltd. Class A	7,500	8,135
Xiaomi Corp. Class B (a) (b)	179,200	1,368,540
Xinjiang Daqo New Energy Co. Ltd. Class A (a)	1,135	3,378
Xinyi Solar Holdings Ltd. (c)	55,281	17,535
XPeng, Inc. Class A (a)	13,090	117,727
Yadea Group Holdings Ltd. (b) (c)	13,130	21,008
Yealink Network Technology Corp. Ltd. Class A	800	3,882
Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,100	4,535
Yonghui Superstores Co. Ltd. Class A (a)	10,000	6,841
Yonyou Network Technology Co. Ltd. Class A (a)	2,200	4,106
Youngor Fashion Co. Ltd. Class A	6,600	6,726
YTO Express Group Co. Ltd. Class A	2,200	3,959
Yum China Holdings, Inc.	3,929	175,666
Yunnan Aluminium Co. Ltd. Class A	2,200	4,908
Yunnan Baiyao Group Co. Ltd. Class A	1,200	9,346
Yunnan Energy New Material Co. Ltd. Class A (a)	500	2,044
Yutong Bus Co. Ltd. Class A	1,400	4,859
Zangge Mining Co. Ltd. Class A	1,000	5,957
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	400	11,169
Zhaojin Mining Industry Co. Ltd. Class H	19,500	50,675
Zhejiang China Commodities City Group Co. Ltd. Class A	3,500	10,104
Zhejiang Chint Electrics Co. Ltd. Class A	1,300	4,114
Zhejiang Dahua Technology Co. Ltd. Class A	2,100	4,655
Zhejiang Expressway Co. Ltd. Class H	18,000	16,555
Zhejiang Huayou Cobalt Co. Ltd. Class A	1,150	5,943
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	900	3,411
Zhejiang Juhua Co. Ltd. Class A	1,700	6,806
Zhejiang Leapmotor Technology Co. Ltd. (a) (b)	5,300	36,931
Zhejiang NHU Co. Ltd. Class A	1,956	5,808
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	1,200	4,419

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,300	$2,884
Zheshang Securities Co. Ltd. Class A	2,500	3,808
Zhongji Innolight Co. Ltd. Class A	720	14,661
Zhongjin Gold Corp. Ltd. Class A	3,100	6,331
Zhongsheng Group Holdings Ltd.	8,500	13,102
Zhongtai Securities Co. Ltd. Class A	4,400	3,950
Zhuzhou CRRC Times Electric Co. Ltd. Class A	551	3,281
Zhuzhou CRRC Times Electric Co. Ltd. Class H	5,400	21,738
Zijin Mining Group Co. Ltd. Class A	13,000	35,389
Zijin Mining Group Co. Ltd. Class H (c)	60,000	153,248
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	4,500	4,542
ZTE Corp. Class A	2,600	11,793
ZTE Corp. Class H	8,400	26,003
ZTO Express Cayman, Inc.	4,486	79,148
		24,960,328
COLOMBIA — 0.1%
Grupo Cibest SA	2,696	33,659
Interconexion Electrica SA ESP	4,687	22,695
		56,354
CZECH REPUBLIC — 0.1%
Komercni Banka AS	804	38,754
Moneta Money Bank AS (b)	2,703	18,587
		57,341
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	24,141	41,072
Eastern Co. SAE	14,279	8,645
Talaat Moustafa Group	8,731	9,788
		59,505
GREECE — 0.6%
Alpha Bank SA	22,811	80,062
Eurobank Ergasias Services & Holdings SA Class A	26,454	90,551
Hellenic Telecommunications Organization SA	1,746	33,080
Jumbo SA	1,223	42,064
Metlen Energy & Metals SA	1,094	59,098
National Bank of Greece SA	9,192	116,856
OPAP SA	1,957	44,221
Piraeus Financial Holdings SA	11,242	77,621
		543,553
HONG KONG — 0.1%
J&T Global Express Ltd. (a)	25,000	21,592
Orient Overseas International Ltd.	1,500	25,490
Sino Biopharmaceutical Ltd.	109,250	73,205
		120,287
Security Description	Shares	Value
HUNGARY — 0.3%
OTP Bank Nyrt	2,369	$188,544
Richter Gedeon Nyrt	1,479	43,436
		231,980
INDIA — 16.7%
ABB India Ltd.	561	39,776
Adani Ports & Special Economic Zone Ltd.	5,712	96,590
Alkem Laboratories Ltd.	436	25,110
Ambuja Cements Ltd.	6,513	43,854
APL Apollo Tubes Ltd.	1,908	38,692
Apollo Hospitals Enterprise Ltd.	1,065	89,934
Ashok Leyland Ltd.	15,530	45,436
Asian Paints Ltd.	3,966	108,265
Astral Ltd.	1,420	24,949
AU Small Finance Bank Ltd. (b)	3,854	36,738
Aurobindo Pharma Ltd. (a)	2,765	36,587
Avenue Supermarts Ltd. (a) (b)	1,720	87,691
Axis Bank Ltd.	23,769	332,367
Bajaj Auto Ltd.	709	69,247
Bajaj Finance Ltd.	28,900	315,588
Bajaj Finserv Ltd.	4,053	97,166
Bajaj Holdings & Investment Ltd.	283	47,449
Balkrishna Industries Ltd.	818	23,324
Bank of Baroda	10,940	31,736
Bharat Electronics Ltd.	37,832	185,940
Bharat Forge Ltd.	2,708	41,305
Bharat Heavy Electricals Ltd.	11,072	34,381
Bharti Airtel Ltd.	26,625	623,899
Bosch Ltd.	78	29,723
Britannia Industries Ltd.	1,146	78,186
BSE Ltd.	2,106	68,025
Canara Bank	19,189	25,553
CG Power & Industrial Solutions Ltd.	6,467	51,440
Cholamandalam Investment & Finance Co. Ltd.	4,445	84,380
Cipla Ltd.	5,350	93,943
Colgate-Palmolive India Ltd.	1,439	40,390
Container Corp. of India Ltd.	2,578	22,840
Coromandel International Ltd.	1,234	36,047
Cummins India Ltd.	1,466	58,110
Dabur India Ltd.	5,624	31,822
Divi's Laboratories Ltd.	1,263	100,284
Dixon Technologies India Ltd.	348	60,799
DLF Ltd.	7,855	76,736
Dr. Reddy's Laboratories Ltd.	6,178	92,447
Eicher Motors Ltd.	1,449	95,572
Eternal Ltd. (a)	50,531	155,641
GMR Airports Ltd. (a)	27,922	27,736
Godrej Consumer Products Ltd.	4,328	59,470
Godrej Properties Ltd. (a)	1,593	43,523
Grasim Industries Ltd.	2,786	92,406
Havells India Ltd.	2,653	47,984
HCL Technologies Ltd.	9,852	198,579

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
HDFC Asset Management Co. Ltd. (b)	1,017	$61,568
HDFC Bank Ltd.	58,737	1,370,827
HDFC Life Insurance Co. Ltd. (b)	10,244	97,268
Hero MotoCorp Ltd.	1,269	62,697
Hindalco Industries Ltd.	14,209	114,794
Hindustan Aeronautics Ltd.	2,074	117,770
Hindustan Unilever Ltd.	8,532	228,283
Hyundai Motor India Ltd. (a)	1,702	44,052
ICICI Bank Ltd.	55,199	930,582
ICICI Lombard General Insurance Co. Ltd. (b)	2,564	60,997
ICICI Prudential Life Insurance Co. Ltd. (b)	3,819	29,297
IDFC First Bank Ltd. (a)	37,920	32,207
Indian Hotels Co. Ltd.	9,082	80,516
Indian Railway Catering & Tourism Corp. Ltd.	2,539	23,137
Indus Towers Ltd. (a)	12,557	61,658
IndusInd Bank Ltd. (a)	6,013	61,147
Info Edge India Ltd.	3,770	65,425
Infosys Ltd.	34,539	645,109
InterGlobe Aviation Ltd. (a) (b)	2,002	139,517
ITC Ltd.	31,103	151,036
Jindal Stainless Ltd.	3,484	28,645
Jindal Steel & Power Ltd.	4,316	47,392
Jio Financial Services Ltd. (a)	30,082	114,614
Jubilant Foodworks Ltd.	3,838	31,407
Kalyan Jewellers India Ltd.	4,363	28,279
Kotak Mahindra Bank Ltd.	11,344	286,179
Larsen & Toubro Ltd.	6,995	299,327
LTIMindtree Ltd. (b)	783	48,545
Lupin Ltd.	2,412	54,506
Macrotech Developers Ltd. (b)	3,158	50,971
Mahindra & Mahindra Ltd.	9,685	359,483
Mankind Pharma Ltd. (a)	1,059	28,646
Marico Ltd.	5,478	46,141
Maruti Suzuki India Ltd.	1,303	188,400
Max Healthcare Institute Ltd.	8,226	122,392
Mphasis Ltd.	1,101	36,530
MRF Ltd.	25	41,500
Muthoot Finance Ltd.	1,274	38,979
Nestle India Ltd.	3,483	100,124
NHPC Ltd.	31,875	31,894
NMDC Ltd.	32,547	26,566
Oberoi Realty Ltd.	1,347	29,931
Oracle Financial Services Software Ltd.	229	23,995
Page Industries Ltd.	65	37,449
PB Fintech Ltd. (a)	3,377	71,820
Persistent Systems Ltd.	1,154	81,295
Petronet LNG Ltd.	7,613	26,800
Phoenix Mills Ltd.	2,080	37,877
PI Industries Ltd.	802	38,386
Pidilite Industries Ltd.	1,614	57,484
Polycab India Ltd.	557	42,548
Security Description	Shares	Value
Power Finance Corp. Ltd.	15,327	$76,385
Power Grid Corp. of India Ltd.	48,204	168,568
Prestige Estates Projects Ltd.	1,823	35,231
Punjab National Bank	24,312	31,325
Rail Vikas Nigam Ltd.	5,244	24,318
REC Ltd.	14,028	65,822
Samvardhana Motherson International Ltd.	32,555	58,774
SBI Cards & Payment Services Ltd.	3,019	33,552
SBI Life Insurance Co. Ltd. (b)	4,769	102,225
Shriram Finance Ltd.	14,912	122,907
Siemens Ltd.	942	35,715
Solar Industries India Ltd.	288	59,098
Sona Blw Precision Forgings Ltd. (b)	4,600	25,819
SRF Ltd.	1,411	53,342
State Bank of India	18,502	176,984
Sun Pharmaceutical Industries Ltd.	9,953	194,476
Sundaram Finance Ltd.	700	42,228
Supreme Industries Ltd.	672	34,410
Suzlon Energy Ltd. (a)	101,027	79,775
Tata Communications Ltd.	1,206	23,774
Tata Consultancy Services Ltd.	9,400	379,464
Tata Consumer Products Ltd.	6,279	80,457
Tata Elxsi Ltd.	362	26,635
Tata Motors Ltd.	21,303	170,901
Tata Steel Ltd.	77,517	144,404
Tech Mahindra Ltd.	5,692	111,968
Thermax Ltd.	441	17,583
Titan Co. Ltd. (a)	3,677	158,219
Torrent Pharmaceuticals Ltd.	1,074	42,682
Torrent Power Ltd.	1,780	30,461
Trent Ltd.	1,877	136,080
Tube Investments of India Ltd.	1,098	39,805
TVS Motor Co. Ltd.	2,513	85,505
UltraTech Cement Ltd.	1,196	168,648
Union Bank of India Ltd.	16,149	28,924
United Spirits Ltd.	3,077	51,239
UPL Ltd.	4,763	36,725
Varun Beverages Ltd.	11,520	61,462
Vodafone Idea Ltd. (a)	258,031	22,355
Voltas Ltd.	2,274	34,844
Wipro Ltd.	27,667	85,808
Yes Bank Ltd. (a)	149,150	35,374
Zydus Lifesciences Ltd.	2,660	30,705
		14,408,628
INDONESIA — 1.1%
Amman Mineral Internasional PT (a)	69,000	35,913
Bank Central Asia Tbk. PT	576,200	307,886
Bank Mandiri Persero Tbk. PT	386,500	116,176
Bank Negara Indonesia Persero Tbk. PT	157,818	40,050
Bank Rakyat Indonesia Persero Tbk. PT	706,867	162,839
Chandra Asri Pacific Tbk. PT	77,800	47,322
Charoen Pokphand Indonesia Tbk. PT	78,000	22,581

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
GoTo Gojek Tokopedia Tbk. PT (a)	9,530,800	$34,049
Indofood CBP Sukses Makmur Tbk. PT	24,600	15,910
Indofood Sukses Makmur Tbk. PT	46,500	23,272
Kalbe Farma Tbk. PT	223,065	20,953
Sumber Alfaria Trijaya Tbk. PT	189,100	27,838
Telkom Indonesia Persero Tbk. PT	524,000	89,727
		944,516
KUWAIT — 0.8%
Boubyan Bank KSCP	15,627	36,800
Gulf Bank KSCP	21,115	24,792
Kuwait Finance House KSCP	114,764	301,033
Mabanee Co. KPSC	8,160	23,326
Mobile Telecommunications Co. KSCP	20,596	32,536
National Bank of Kuwait SAKP	86,161	281,520
		700,007
LUXEMBOURG — 0.1%
Reinet Investments SCA	1,451	47,042
MALAYSIA — 1.3%
AMMB Holdings Bhd.	26,300	31,856
Axiata Group Bhd.	29,100	15,965
CelcomDigi Bhd.	37,200	34,722
CIMB Group Holdings Bhd.	77,649	125,219
Gamuda Bhd.	42,372	48,204
Hong Leong Bank Bhd.	6,900	32,120
IHH Healthcare Bhd.	23,300	37,740
IOI Corp. Bhd.	26,500	23,539
Kuala Lumpur Kepong Bhd.	5,412	26,607
Malayan Banking Bhd.	57,428	132,301
Maxis Bhd.	24,800	21,263
MISC Bhd.	14,200	25,597
Mr. DIY Group M Bhd. (b)	35,000	13,633
Nestle Malaysia Bhd.	800	14,577
Petronas Chemicals Group Bhd.	29,600	24,535
Petronas Dagangan Bhd.	3,200	16,355
Petronas Gas Bhd.	8,300	34,734
PPB Group Bhd.	6,800	16,602
Press Metal Aluminium Holdings Bhd.	39,200	48,226
Public Bank Bhd.	150,800	154,364
QL Resources Bhd.	17,300	18,900
RHB Bank Bhd.	16,100	24,090
SD Guthrie Bhd.	21,855	24,084
Sime Darby Bhd.	28,755	11,268
Sunway Bhd.	24,400	27,237
Telekom Malaysia Bhd.	12,200	18,979
Tenaga Nasional Bhd.	27,400	93,578
		1,096,295
MEXICO — 2.1%
America Movil SAB de CV	192,805	171,251
Arca Continental SAB de CV	5,423	56,931
Cemex SAB de CV (c)	160,341	109,910
Coca-Cola Femsa SAB de CV (c)	5,587	53,770
Security Description	Shares	Value
Fibra Uno Administracion SA de CV REIT	30,286	$41,553
Fomento Economico Mexicano SAB de CV	18,165	185,765
Gruma SAB de CV Class B (c)	1,925	32,990
Grupo Aeroportuario del Centro Norte SAB de CV	3,067	40,018
Grupo Aeroportuario del Pacifico SAB de CV Class B (c)	4,087	93,182
Grupo Aeroportuario del Sureste SAB de CV Class B (c)	1,902	60,311
Grupo Bimbo SAB de CV (c)	13,762	38,135
Grupo Comercial Chedraui SA de CV (c)	3,067	24,189
Grupo Financiero Banorte SAB de CV Class O	26,896	244,188
Grupo Financiero Inbursa SAB de CV Class O (c)	19,376	49,681
Grupo Mexico SAB de CV (c)	32,265	194,116
Industrias Penoles SAB de CV (a) (c)	2,110	58,273
Kimberly-Clark de Mexico SAB de CV Class A (c)	16,093	29,244
Prologis Property Mexico SA de CV REIT	11,309	42,454
Promotora y Operadora de Infraestructura SAB de CV	2,013	22,528
Qualitas Controladora SAB de CV (c)	2,108	21,501
Southern Copper Corp.	920	93,076
Wal-Mart de Mexico SAB de CV (c)	54,267	178,525
		1,841,591
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR	1,759	28,883
Credicorp Ltd.	724	161,828
		190,711
PHILIPPINES — 0.5%
Ayala Corp.	2,750	27,827
Ayala Land, Inc.	73,180	35,077
Bank of the Philippine Islands	20,360	46,987
BDO Unibank, Inc.	26,368	71,525
International Container Terminal Services, Inc.	11,220	81,864
Jollibee Foods Corp.	4,950	18,981
Manila Electric Co.	3,110	29,731
Metropolitan Bank & Trust Co.	19,850	25,548
PLDT, Inc.	835	18,040
SM Investments Corp.	2,430	37,617
SM Prime Holdings, Inc.	111,600	46,459
		439,656
POLAND — 1.0%
Allegro.eu SA (a) (b)	6,148	58,847
Bank Millennium SA (a)	6,352	25,136
Bank Polska Kasa Opieki SA	1,944	99,520

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Budimex SA	134	$20,661
CCC SA (a)	565	31,973
CD Projekt SA	658	51,129
Dino Polska SA (a) (b)	518	75,398
KGHM Polska Miedz SA (a)	1,433	51,114
LPP SA	12	48,714
mBank SA (a)	157	34,669
Powszechna Kasa Oszczednosci Bank Polski SA	9,056	188,550
Powszechny Zaklad Ubezpieczen SA	6,394	111,469
Santander Bank Polska SA	432	59,007
Zabka Group SA (a)	3,142	18,815
		875,002
QATAR — 0.8%
Al Rayan Bank	63,940	40,882
Barwa Real Estate Co.	22,637	17,253
Commercial Bank PSQC	34,247	42,797
Dukhan Bank	19,377	19,361
Industries Qatar QSC	15,998	54,264
Mesaieed Petrochemical Holding Co.	59,798	22,106
Ooredoo QPSC	8,470	29,730
Qatar Electricity & Water Co. QSC	4,654	20,707
Qatar Fuel QSC	6,310	25,961
Qatar Gas Transport Co. Ltd.	29,301	39,916
Qatar International Islamic Bank QSC	10,407	31,127
Qatar Islamic Bank QPSC	18,311	111,395
Qatar National Bank QPSC	48,276	230,043
		685,542
ROMANIA — 0.1%
NEPI Rockcastle NV	6,405	48,638
RUSSIA — 0.0%
Polyus PJSC GDR (a) (d)	1,137	—
Sberbank of Russia PJSC (d)	267,268	—
VK IPJSC GDR (a) (d)	1,648	—
VTB Bank PJSC (a) (d)	11,225	—
		—
SAUDI ARABIA — 3.1%
ACWA Power Co. (a)	1,517	103,547
Ades Holding Co.	3,582	13,084
Al Rajhi Bank	20,369	513,773
Al Rajhi Co. for Co-operative Insurance (a)	400	13,715
Alinma Bank	12,957	92,656
Almarai Co. JSC	4,148	56,073
Arab National Bank	9,520	55,132
Arabian Internet & Communications Services Co.	254	18,042
Bank AlBilad	7,774	54,556
Bank Al-Jazira (a)	6,640	22,750
Banque Saudi Fransi	12,954	61,687
Security Description	Shares	Value
Bupa Arabia for Cooperative Insurance Co.	844	$40,079
Co. for Cooperative Insurance	777	32,733
Dallah Healthcare Co.	361	12,571
Dar Al Arkan Real Estate Development Co. (a)	5,598	28,658
Dr. Sulaiman Al Habib Medical Services Group Co.	901	65,152
Elm Co.	254	67,826
Etihad Etisalat Co.	3,991	63,103
Jarir Marketing Co.	6,219	20,794
Mouwasat Medical Services Co.	989	19,896
Nahdi Medical Co.	412	14,028
Riyad Bank	15,549	119,152
SABIC Agri-Nutrients Co.	2,467	70,514
Sahara International Petrochemical Co.	3,801	20,087
SAL Saudi Logistics Services	254	12,719
Saudi Arabian Mining Co. (a)	13,393	191,405
Saudi Aramco Base Oil Co.	536	14,606
Saudi Awwal Bank	10,390	93,359
Saudi Basic Industries Corp.	9,325	135,878
Saudi Electricity Co.	8,814	34,546
Saudi Industrial Investment Group	2,866	12,815
Saudi Investment Bank	6,178	23,918
Saudi Kayan Petrochemical Co. (a)	8,751	12,063
Saudi National Bank	30,514	293,872
Saudi Research & Media Group (a)	381	19,647
Saudi Tadawul Group Holding Co.	508	23,893
Saudi Telecom Co.	20,745	235,300
Yanbu National Petrochemical Co.	2,915	23,472
		2,707,101
SOUTH AFRICA — 3.0%
Absa Group Ltd.	8,987	89,004
Aspen Pharmacare Holdings Ltd.	4,012	26,976
Bid Corp. Ltd.	3,563	93,716
Bidvest Group Ltd.	3,599	47,292
Capitec Bank Holdings Ltd.	902	180,233
Clicks Group Ltd.	2,518	52,567
Discovery Ltd.	5,724	69,186
FirstRand Ltd.	52,376	223,076
Gold Fields Ltd.	9,262	216,696
Harmony Gold Mining Co. Ltd.	5,810	80,036
Impala Platinum Holdings Ltd. (a)	9,566	85,550
Kumba Iron Ore Ltd.	681	10,923
MTN Group Ltd.	17,937	142,154
Naspers Ltd. Class N	1,722	534,430
Nedbank Group Ltd.	4,904	67,070
Old Mutual Ltd.	50,676	34,418
OUTsurance Group Ltd.	8,964	39,510
Pepkor Holdings Ltd. (b) (c)	25,327	38,807
Remgro Ltd.	5,318	47,341
Sanlam Ltd.	19,035	94,976
Shoprite Holdings Ltd.	5,316	82,845
Standard Bank Group Ltd.	13,871	177,594
Valterra Platinum Ltd.	841	37,400

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Vodacom Group Ltd.	6,594	$50,722
Woolworths Holdings Ltd.	10,035	29,228
		2,551,750
SOUTH KOREA — 11.0%
Alteogen, Inc. (a)	422	116,319
Amorepacific Corp.	310	31,400
Celltrion, Inc.	1,720	203,402
CJ CheilJedang Corp.	87	16,051
Coway Co. Ltd.	586	42,031
DB Insurance Co. Ltd.	487	44,493
Doosan Bobcat, Inc.	584	25,184
Doosan Enerbility Co. Ltd. (a)	4,743	240,383
Ecopro BM Co. Ltd. (a)	514	38,314
Ecopro Co. Ltd.	1,077	36,030
Hana Financial Group, Inc.	3,038	194,265
Hanjin Kal Corp.	247	21,633
Hankook Tire & Technology Co. Ltd.	786	23,150
Hanmi Semiconductor Co. Ltd.	462	34,917
Hanwha Aerospace Co. Ltd.	337	211,749
Hanwha Ocean Co. Ltd. (a)	973	57,244
Hanwha Systems Co. Ltd.	791	33,994
HD Hyundai Co. Ltd.	459	44,043
HD Hyundai Electric Co. Ltd.	248	93,165
HD Hyundai Heavy Industries Co. Ltd.	235	74,613
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	449	121,765
HLB, Inc. (a)	1,260	45,840
HMM Co. Ltd.	2,670	44,513
HYBE Co. Ltd.	242	55,408
Hyundai Glovis Co. Ltd.	397	39,653
Hyundai Mobis Co. Ltd.	639	135,887
Hyundai Motor Co.	1,412	212,909
Hyundai Motor Co. Preference Shares (e)	379	44,623
Hyundai Motor Co. Preference Shares (e)	240	27,475
Hyundai Rotem Co. Ltd.	808	117,644
Industrial Bank of Korea	2,952	39,940
Kakao Corp.	3,284	145,999
KakaoBank Corp.	1,765	39,234
KB Financial Group, Inc.	3,878	318,665
Kia Corp.	2,486	178,492
Korea Aerospace Industries Ltd.	773	51,434
Korea Investment Holdings Co. Ltd.	442	45,720
Korea Zinc Co. Ltd.	46	27,915
Korean Air Lines Co. Ltd.	1,947	33,037
Krafton, Inc. (a)	304	81,766
KT&G Corp.	1,023	96,797
LG Chem Ltd.	522	81,804
LG Corp.	999	58,921
LG Display Co. Ltd. (a)	3,173	21,066
LG Electronics, Inc.	1,125	61,518
LG Energy Solution Ltd. (a)	484	106,512
LG H&H Co. Ltd.	99	23,437
LG Innotek Co. Ltd.	128	13,980
Security Description	Shares	Value
LG Uplus Corp.	2,263	$23,978
LS Electric Co. Ltd.	161	35,669
Meritz Financial Group, Inc.	870	72,521
Mirae Asset Securities Co. Ltd.	2,519	40,036
NAVER Corp.	1,501	291,948
NH Investment & Securities Co. Ltd.	1,386	20,529
Orion Corp.	251	20,235
POSCO Future M Co. Ltd. (a)	328	30,720
Samsung Biologics Co. Ltd. (a) (b)	188	138,186
Samsung C&T Corp.	851	101,772
Samsung Electro-Mechanics Co. Ltd.	592	59,086
Samsung Electronics Co. Ltd.	49,399	2,188,841
Samsung Electronics Co. Ltd. Preference Shares	8,541	313,263
Samsung Fire & Marine Insurance Co. Ltd.	326	104,834
Samsung Heavy Industries Co. Ltd. (a)	6,981	86,693
Samsung Life Insurance Co. Ltd.	846	79,861
Samsung SDI Co. Ltd.	692	88,602
Samsung SDS Co. Ltd.	450	56,550
Samyang Foods Co. Ltd.	43	44,446
Shinhan Financial Group Co. Ltd.	4,484	203,999
SK Biopharmaceuticals Co. Ltd. (a)	332	22,632
SK Hynix, Inc.	5,677	1,228,278
SK Square Co. Ltd. (a)	998	135,325
SK Telecom Co. Ltd.	540	22,687
SKC Co. Ltd. (a)	169	13,799
S-Oil Corp.	476	21,127
Woori Financial Group, Inc.	6,676	111,052
Yuhan Corp.	596	46,016
		9,457,019
TAIWAN — 20.1%
Accton Technology Corp.	5,000	124,949
Acer, Inc.	31,000	32,155
Advantech Co. Ltd.	5,000	58,195
Alchip Technologies Ltd.	1,000	105,950
ASE Technology Holding Co. Ltd.	34,656	174,988
Asia Cement Corp.	24,000	35,040
Asia Vital Components Co. Ltd.	3,000	76,304
Asustek Computer, Inc.	7,000	154,320
AUO Corp.	69,400	29,340
Catcher Technology Co. Ltd.	7,000	50,801
Cathay Financial Holding Co. Ltd.	99,403	213,697
Chailease Holding Co. Ltd.	15,483	67,048
Chang Hwa Commercial Bank Ltd.	64,672	41,400
Cheng Shin Rubber Industry Co. Ltd.	19,000	24,586
China Airlines Ltd.	30,000	22,183
China Steel Corp.	125,000	80,446
Chunghwa Telecom Co. Ltd.	39,000	180,234
Compal Electronics, Inc.	44,000	43,681
CTBC Financial Holding Co. Ltd.	173,000	258,801
Delta Electronics, Inc.	20,000	282,761
E Ink Holdings, Inc.	9,000	68,088

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
E.Sun Financial Holding Co. Ltd.	151,565	$170,441
Eclat Textile Co. Ltd. (a)	2,000	28,071
Elite Material Co. Ltd.	3,000	90,579
eMemory Technology, Inc.	1,000	80,789
Eva Airways Corp.	28,000	38,245
Evergreen Marine Corp. Taiwan Ltd.	11,600	79,022
Far Eastern New Century Corp.	31,000	34,914
Far EasTone Telecommunications Co. Ltd.	18,000	55,210
Feng TAY Enterprise Co. Ltd.	5,000	20,967
First Financial Holding Co. Ltd.	118,825	118,166
Formosa Chemicals & Fibre Corp.	35,397	27,749
Formosa Plastics Corp.	40,000	47,720
Fortune Electric Co. Ltd.	2,000	38,546
Fubon Financial Holding Co. Ltd.	85,036	254,130
Gigabyte Technology Co. Ltd.	6,000	58,127
Global Unichip Corp.	1,000	44,673
Globalwafers Co. Ltd.	3,000	30,963
Hon Hai Precision Industry Co. Ltd.	128,980	710,865
Hotai Motor Co. Ltd. (a)	3,100	59,852
Hua Nan Financial Holdings Co. Ltd.	94,280	87,786
Innolux Corp.	80,974	32,432
International Games System Co. Ltd.	3,000	88,114
Inventec Corp.	27,000	39,097
Jentech Precision Industrial Co. Ltd.	1,000	51,691
KGI Financial Holding Co. Ltd.	169,257	86,622
Largan Precision Co. Ltd.	1,000	81,473
Lite-On Technology Corp.	22,000	83,219
Lotes Co. Ltd.	1,000	46,214
MediaTek, Inc.	16,000	684,650
Mega Financial Holding Co. Ltd.	125,495	176,351
Micro-Star International Co. Ltd.	8,000	39,299
Nan Ya Plastics Corp.	55,000	51,400
Nien Made Enterprise Co. Ltd.	2,000	27,900
Novatek Microelectronics Corp.	6,000	111,940
Pegatron Corp.	21,000	55,210
PharmaEssentia Corp. (a)	3,000	56,278
Pou Chen Corp. (a)	23,000	24,368
President Chain Store Corp.	6,394	56,143
Quanta Computer, Inc.	28,000	263,111
Realtek Semiconductor Corp.	5,000	97,049
Ruentex Development Co. Ltd.	16,000	16,295
Shanghai Commercial & Savings Bank Ltd.	42,000	66,712
Shin Kong Financial Holding Co. Ltd. (a)	154,000	59,571
SinoPac Financial Holdings Co. Ltd.	110,597	91,622
Synnex Technology International Corp.	13,000	28,659
Taishin Financial Holding Co. Ltd.	123,839	66,769
Taiwan Business Bank	73,000	38,359
Taiwan Cooperative Financial Holding Co. Ltd.	112,249	95,104
Taiwan High Speed Rail Corp.	21,000	20,308
Taiwan Mobile Co. Ltd.	19,000	74,798
Security Description	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd.	257,734	$9,352,254
TCC Group Holdings Co. Ltd.	71,743	62,627
Unimicron Technology Corp.	14,000	54,635
Uni-President Enterprises Corp.	51,000	141,415
United Microelectronics Corp.	116,602	176,428
Vanguard International Semiconductor Corp.	11,000	37,844
Voltronic Power Technology Corp.	1,000	43,133
Wan Hai Lines Ltd.	7,500	22,850
Wistron Corp.	29,000	121,611
Wiwynn Corp.	1,000	86,608
WPG Holdings Ltd.	17,000	40,853
Yageo Corp.	4,779	79,345
Yang Ming Marine Transport Corp.	18,000	43,811
Yuanta Financial Holding Co. Ltd.	108,948	127,365
Zhen Ding Technology Holding Ltd.	7,000	24,083
		17,327,402
THAILAND — 0.9%
Advanced Info Service PCL NVDR	10,915	93,340
Airports of Thailand PCL NVDR	47,240	43,958
Bangkok Dusit Medical Services PCL NVDR	117,700	75,308
Bumrungrad Hospital PCL NVDR	6,300	27,034
Central Pattana PCL NVDR	21,400	30,446
Charoen Pokphand Foods PCL NVDR	40,100	28,371
CP ALL PCL NVDR	61,700	83,510
CP Axtra PCL NVDR	22,000	12,114
Delta Electronics Thailand PCL	32,300	95,383
Gulf Development PCL NVDR (a)	49,214	58,662
Home Product Center PCL NVDR	62,600	12,517
Kasikornbank PCL NVDR	6,200	29,275
Krung Thai Bank PCL NVDR	37,000	24,243
Minor International PCL NVDR	35,952	25,657
PTT Oil & Retail Business PCL NVDR	31,700	11,019
SCB X PCL NVDR	8,916	32,226
Siam Cement PCL	7,829	40,459
TMBThanachart Bank PCL NVDR	257,500	14,971
True Corp. PCL NVDR (a)	109,600	37,422
		775,915
TURKEY — 0.5%
Akbank TAS	33,002	56,560
Aselsan Elektronik Sanayi Ve Ticaret AS	14,470	54,835
BIM Birlesik Magazalar AS	4,817	59,889
Coca-Cola Icecek AS	8,879	10,978
Eregli Demir ve Celik Fabrikalari TAS	28,126	18,843
Ford Otomotiv Sanayi AS	7,430	16,664
Haci Omer Sabanci Holding AS	11,108	25,025
Pegasus Hava Tasimaciligi AS (a)	2,380	15,371
Sasa Polyester Sanayi AS (a)	114,448	8,801
Turk Hava Yollari AO	5,839	41,599

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Turkcell Iletisim Hizmetleri AS	12,799	$30,925
Turkiye Is Bankasi AS Class C	92,552	31,050
Turkiye Petrol Rafinerileri AS	10,191	35,854
Turkiye Sise ve Cam Fabrikalari AS	14,580	13,205
Yapi ve Kredi Bankasi AS (a)	35,739	28,470
		448,069
UNITED ARAB EMIRATES — 1.5%
Abu Dhabi Commercial Bank PJSC	30,970	113,665
Abu Dhabi Islamic Bank PJSC	15,367	89,955
Abu Dhabi National Oil Co. for Distribution PJSC	33,054	33,028
ADNOC Drilling Co. PJSC	33,847	52,528
Aldar Properties PJSC	40,751	98,969
Americana Restaurants International PLC - Foreign Co.	31,185	19,104
Dubai Islamic Bank PJSC	30,635	75,652
Emaar Development PJSC	10,421	38,304
Emaar Properties PJSC	68,699	254,382
Emirates NBD Bank PJSC	20,044	124,427
Emirates Telecommunications Group Co. PJSC	36,032	172,663
First Abu Dhabi Bank PJSC	45,776	206,892
Multiply Group PJSC (a)	35,540	23,320
		1,302,889
UNITED KINGDOM — 0.3%
Anglogold Ashanti PLC	5,306	239,126
UNITED STATES — 0.1%
JBS NV BDR (a)	4,097	58,709
Legend Biotech Corp. ADR (a)	744	26,405
		85,114
TOTAL COMMON STOCKS (Cost $70,649,809)		86,014,676
PREFERRED STOCKS — 0.1%
COLOMBIA — 0.1%
Grupo Cibest SA Preference Shares 9.80% (Cost $35,783)	4,782	54,036
RIGHTS — 0.0% *
SOUTH KOREA — 0.0% *
Hanwha Aerospace Co. Ltd. (expiring 07/02/25) (a)	24	2,916
POSCO Future M Co. Ltd. (expiring 07/22/25) (a)	38	845
TOTAL RIGHTS (Cost $0)		3,761
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (f) (g)	52,258	$52,258
State Street Navigator Securities Lending Portfolio II (h) (i)	966,385	966,385
TOTAL SHORT-TERM INVESTMENTS (Cost $1,018,643)		1,018,643
TOTAL INVESTMENTS — 101.2% (Cost $71,704,235)		87,091,116
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(1,039,389)
NET ASSETS — 100.0%		$86,051,727
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.8% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at June 30, 2025.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$85,878,834	$135,842	$0(a)	$86,014,676
Preferred Stocks	54,036	—	—	54,036
Rights	—	3,761	—	3,761
Short-Term Investments	1,018,643	—	—	1,018,643
TOTAL INVESTMENTS	$86,951,513	$139,603	$0	$87,091,116
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2025.

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	33,570	$33,570	$3,283,941	$3,265,253	$—	$—	52,258	$52,258	$4,383
State Street Navigator Securities Lending Portfolio II	928,511	928,511	6,858,360	6,820,486	—	—	966,385	966,385	2,362
Total		$962,081	$10,142,301	$10,085,739	$—	$—		$1,018,643	$6,745
See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 5.4%
ANZ Group Holdings Ltd.	62,970	$1,203,357
Aristocrat Leisure Ltd.	24,585	1,050,005
ASX Ltd.	9,220	421,513
BHP Group Ltd.	311,325	7,497,987
BlueScope Steel Ltd.	20,272	307,022
Brambles Ltd.	143,275	2,199,027
Cochlear Ltd.	4,923	969,242
Coles Group Ltd.	139,286	1,902,298
Commonwealth Bank of Australia	15,816	1,914,937
Computershare Ltd.	32,193	841,587
Fortescue Ltd. (a)	117,463	1,176,245
Glencore PLC (b)	619,840	2,408,891
Goodman Group REIT	8,499	190,711
Insurance Australia Group Ltd.	154,986	917,178
Lottery Corp. Ltd. (a)	149,604	522,569
Macquarie Group Ltd.	3,414	511,752
Medibank Pvt Ltd.	718,125	2,376,648
National Australia Bank Ltd.	48,190	1,243,041
Northern Star Resources Ltd.	8,354	101,557
Origin Energy Ltd.	97,126	686,800
Pro Medicus Ltd.	3,096	578,417
Qantas Airways Ltd.	14,160	99,665
QBE Insurance Group Ltd.	94,461	1,447,958
REA Group Ltd. (a)	2,893	455,952
Rio Tinto Ltd. (a)	21,101	1,481,452
Rio Tinto PLC	70,768	4,116,668
Santos Ltd.	132,102	663,150
Scentre Group REIT	103,975	242,578
Sigma Healthcare Ltd.	62,774	123,005
Sonic Healthcare Ltd.	7,826	137,400
South32 Ltd.	94,412	180,050
Stockland REIT	30,491	107,105
Suncorp Group Ltd.	14,216	201,329
Telstra Group Ltd.	179,884	570,573
Transurban Group Stapled Security	97,579	893,999
Vicinity Ltd. REIT	57,245	92,663
Washington H Soul Pattinson & Co. Ltd. (a)	24,711	680,325
Wesfarmers Ltd.	67,382	3,742,458
Westpac Banking Corp.	61,062	1,354,975
WiseTech Global Ltd.	6,330	452,296
Woodside Energy Group Ltd. (a)	61,505	952,462
Woolworths Group Ltd.	20,640	420,807
		47,437,654
AUSTRIA — 0.2%
Erste Group Bank AG	7,192	610,380
Mondi PLC	22,290	363,334
OMV AG	7,327	397,185
Verbund AG	7,049	539,081
		1,909,980
BELGIUM — 0.8%
Ageas SA	3,570	240,333
Security Description	Shares	Value
Anheuser-Busch InBev SA	26,208	$1,791,710
D'ieteren Group	468	100,204
Groupe Bruxelles Lambert NV	25,402	2,155,850
KBC Group NV	4,968	511,205
Lotus Bakeries NV	83	795,999
Sofina SA (a)	519	170,584
Syensqo SA	2,123	163,182
UCB SA	5,997	1,175,257
		7,104,324
BRAZIL — 0.0% *
Yara International ASA	6,504	239,087
CHILE — 0.0% *
Antofagasta PLC	4,416	109,501
CHINA — 0.6%
BOC Hong Kong Holdings Ltd.	663,036	2,880,195
Prosus NV	8,274	461,049
SITC International Holdings Co. Ltd.	104,000	333,197
Wharf Holdings Ltd. (a)	265,000	806,815
Wilmar International Ltd.	114,300	257,560
Yangzijiang Shipbuilding Holdings Ltd.	142,000	247,509
		4,986,325
DENMARK — 2.5%
AP Moller - Maersk AS Class A	290	533,843
AP Moller - Maersk AS Class B	382	707,708
Carlsberg AS Class B	6,365	898,699
Coloplast AS Class B	13,540	1,281,611
Danske Bank AS	22,806	926,837
Demant AS (b)	2,799	116,350
DSV AS	2,171	519,881
Genmab AS (b)	3,577	740,073
Novo Nordisk AS Class B	202,579	14,011,411
Novonesis Novozymes B Class B	2,635	188,262
Orsted AS (b) (c)	2,830	121,111
Pandora AS	3,630	635,099
Rockwool AS Class B	5,036	234,852
Tryg AS	57,338	1,475,896
Vestas Wind Systems AS	8,915	133,280
		22,524,913
FINLAND — 1.6%
Elisa OYJ	40,981	2,264,808
Fortum OYJ	7,694	143,512
Kesko OYJ Class B	6,504	159,871
Kone OYJ Class B	38,441	2,521,526
Metso OYJ (a)	31,031	399,954
Neste OYJ	22,177	299,894
Nokia OYJ	164,307	849,793
Nordea Bank Abp (d)	65,882	973,326
Nordea Bank Abp (d)	87,555	1,296,010
Orion OYJ Class B	5,940	445,205
Sampo OYJ Class A	372,228	3,989,259
Stora Enso OYJ Class R (a)	20,498	221,944
UPM-Kymmene OYJ	10,603	288,257

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Wartsila OYJ Abp	20,322	$478,053
		14,331,412
FRANCE — 7.7%
Accor SA	1,592	82,842
Air Liquide SA	34,970	7,189,412
Airbus SE	4,990	1,038,302
Alstom SA (b)	7,858	182,637
Amundi SA (c)	1,141	92,014
Arkema SA	1,753	128,713
AXA SA	34,078	1,666,902
BioMerieux	4,329	596,579
BNP Paribas SA	33,400	2,992,246
Bollore SE	12,759	79,828
Bouygues SA	8,746	394,233
Bureau Veritas SA	15,049	511,233
Capgemini SE	7,356	1,252,483
Carrefour SA	50,184	705,134
Cie de Saint-Gobain SA	8,503	994,531
Cie Generale des Etablissements Michelin SCA	16,755	620,324
Covivio SA REIT	1,273	80,020
Credit Agricole SA	25,567	482,140
Danone SA	37,709	3,070,199
Dassault Aviation SA	2,293	808,029
Dassault Systemes SE	24,814	895,100
Edenred SE	3,840	118,504
Eiffage SA	2,017	282,343
Engie SA	56,860	1,329,896
EssilorLuxottica SA	4,437	1,213,029
Eurazeo SE	978	69,513
FDJ UNITED (c)	19,633	767,438
Gecina SA REIT	680	74,474
Getlink SE	23,471	451,568
Hermes International SCA	1,563	4,218,037
Ipsen SA	7,687	912,264
Kering SA	1,917	415,310
Klepierre SA REIT	6,024	236,463
Legrand SA	10,831	1,443,035
L'Oreal SA	11,594	4,941,650
LVMH Moet Hennessy Louis Vuitton SE	12,298	6,418,246
Orange SA	343,526	5,207,945
Pernod Ricard SA	2,663	264,456
Publicis Groupe SA	10,230	1,148,971
Renault SA	12,776	586,837
Rexel SA	8,289	254,343
Safran SA	1,219	394,791
Societe Generale SA	25,341	1,444,193
Sodexo SA	3,923	240,382
Teleperformance SE	1,784	172,390
Thales SA	6,305	1,847,320
TotalEnergies SE	126,113	7,712,763
Unibail-Rodamco-Westfield CDI (b)	792	3,716
Unibail-Rodamco-Westfield REIT (b)	2,010	191,445
Security Description	Shares	Value
Veolia Environnement SA	15,659	$556,035
Vinci SA	8,815	1,294,470
		68,074,728
GERMANY — 7.5%
adidas AG	1,142	265,359
Allianz SE	19,248	7,774,683
BASF SE	28,108	1,381,152
Bayer AG	53,364	1,599,546
Bayerische Motoren Werke AG	17,006	1,506,369
Bayerische Motoren Werke AG Preference Shares	4,039	333,305
Beiersdorf AG	25,987	3,251,814
Brenntag SE	8,403	554,349
Commerzbank AG	20,062	630,663
Continental AG	3,871	336,708
Covestro AG (b)	18,421	1,306,058
CTS Eventim AG & Co. KGaA	2,974	367,954
Daimler Truck Holding AG	13,262	625,350
Deutsche Bank AG	53,598	1,583,595
Deutsche Boerse AG	12,733	4,138,720
Deutsche Lufthansa AG	22,873	192,779
Deutsche Post AG	28,033	1,290,265
Deutsche Telekom AG	149,938	5,450,864
Dr. Ing hc F Porsche AG Preference Shares (a) (c)	6,261	308,237
E.ON SE	128,536	2,357,530
Evonik Industries AG	7,734	158,875
Fresenius Medical Care AG	5,315	303,528
Fresenius SE & Co. KGaA	9,506	476,250
GEA Group AG	7,197	501,823
Hannover Rueck SE	5,501	1,725,403
Heidelberg Materials AG	2,031	475,506
Henkel AG & Co. KGaA	11,319	817,138
Henkel AG & Co. KGaA Preference Shares	7,931	620,591
Infineon Technologies AG	16,442	697,035
Knorr-Bremse AG	3,266	314,563
LEG Immobilien SE	889	78,632
Mercedes-Benz Group AG	48,897	2,852,093
Merck KGaA	7,643	986,890
MTU Aero Engines AG	1,871	828,434
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,023	5,831,759
Nemetschek SE	3,002	433,439
Porsche Automobil Holding SE Preference Shares	7,398	292,569
Rational AG	312	260,764
Rheinmetall AG	1,763	3,718,885
RWE AG	12,757	530,557
SAP SE	9,283	2,813,020
Scout24 SE (c)	3,045	418,559
Siemens AG	7,162	1,829,807
Siemens Energy AG (b)	2,477	285,122
Siemens Healthineers AG (c)	3,158	174,452
Symrise AG	3,809	398,562

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Talanx AG	1,749	$225,632
Volkswagen AG Preference Shares	24,016	2,526,492
Vonovia SE	8,510	298,785
Zalando SE (b) (c)	3,966	130,121
		66,260,586
HONG KONG — 2.6%
AIA Group Ltd.	111,623	1,001,052
CK Asset Holdings Ltd.	80,854	356,376
CK Infrastructure Holdings Ltd.	191,500	1,267,315
CLP Holdings Ltd.	335,500	2,825,038
Futu Holdings Ltd. ADR	2,548	314,907
Hang Seng Bank Ltd.	135,829	2,034,840
Henderson Land Development Co. Ltd.	38,000	132,879
HKT Trust & HKT Ltd. Stapled Security	1,224,540	1,828,230
Hong Kong & China Gas Co. Ltd.	1,549,652	1,300,918
Hong Kong Exchanges & Clearing Ltd.	58,072	3,098,160
Hongkong Land Holdings Ltd.	38,700	223,299
Jardine Matheson Holdings Ltd.	14,900	716,094
Link REIT	59,709	318,702
MTR Corp. Ltd.	177,396	637,270
Power Assets Holdings Ltd.	430,000	2,763,503
Prudential PLC	45,227	565,600
Sino Land Co. Ltd.	263,173	279,936
Sun Hung Kai Properties Ltd.	50,500	579,303
Swire Pacific Ltd. Class A	107,500	920,939
Techtronic Industries Co. Ltd.	70,500	775,051
WH Group Ltd. (c)	548,290	527,336
Wharf Real Estate Investment Co. Ltd.	50,000	141,401
		22,608,149
IRELAND — 0.5%
AerCap Holdings NV	3,741	437,697
AIB Group PLC	202,368	1,659,284
Bank of Ireland Group PLC	31,759	450,532
Kerry Group PLC Class A	12,130	1,334,887
Kingspan Group PLC	6,380	540,717
		4,423,117
ISRAEL — 1.5%
Bank Hapoalim BM	156,484	3,002,820
Bank Leumi Le-Israel BM	106,394	1,978,439
Check Point Software Technologies Ltd. (b)	12,629	2,794,166
Elbit Systems Ltd.	2,711	1,205,962
ICL Group Ltd.	77,855	533,831
Israel Discount Bank Ltd. Class A	114,018	1,136,286
Mizrahi Tefahot Bank Ltd.	22,312	1,454,338
Nice Ltd. (b)	2,378	403,572
Teva Pharmaceutical Industries Ltd. (b)	16,542	279,949
Security Description	Shares	Value
Teva Pharmaceutical Industries Ltd. ADR (b)	42,963	$720,060
		13,509,423
ITALY — 3.0%
Banco BPM SpA	27,001	314,162
BPER Banca SpA	29,144	263,970
Coca-Cola HBC AG	11,695	609,638
Enel SpA	177,057	1,674,345
Eni SpA	293,412	4,739,240
Ferrari NV	12,139	5,929,158
FinecoBank Banca Fineco SpA	33,813	747,587
Generali (a)	37,267	1,321,562
Intesa Sanpaolo SpA	316,114	1,815,090
Leonardo SpA (a)	8,543	479,147
Mediobanca Banca di Credito Finanziario SpA (a)	9,622	222,903
Moncler SpA	11,076	629,145
Nexi SpA (a) (c)	16,513	98,353
Poste Italiane SpA (c)	8,903	190,622
Prysmian SpA	11,493	810,003
Recordati Industria Chimica e Farmaceutica SpA	25,021	1,568,405
Ryanair Holdings PLC	5,178	145,998
Snam SpA	196,429	1,185,633
Telecom Italia SpA (a) (b)	335,942	165,073
Terna - Rete Elettrica Nazionale (a)	87,717	898,486
UniCredit SpA	40,883	2,731,139
Unipol Assicurazioni SpA	20,401	402,920
		26,942,579
JAPAN — 22.5%
Advantest Corp.	36,800	2,714,556
Aeon Co. Ltd. (a)	44,200	1,352,515
AGC, Inc. (a)	8,700	254,594
Aisin Corp.	32,400	414,295
Ajinomoto Co., Inc.	7,600	205,673
ANA Holdings, Inc.	52,800	1,031,728
Asahi Group Holdings Ltd.	31,500	420,342
Asahi Kasei Corp.	40,100	285,110
Asics Corp.	28,900	736,280
Astellas Pharma, Inc.	185,500	1,819,106
Bandai Namco Holdings, Inc.	36,400	1,303,087
Bridgestone Corp. (a)	49,000	2,001,454
Canon, Inc. (a)	79,200	2,296,852
Capcom Co. Ltd.	13,900	474,705
Central Japan Railway Co.	110,400	2,470,233
Chiba Bank Ltd.	17,500	161,679
Chubu Electric Power Co., Inc.	96,200	1,186,141
Chugai Pharmaceutical Co. Ltd.	47,300	2,464,139
Concordia Financial Group Ltd.	30,300	196,595
Dai Nippon Printing Co. Ltd.	40,600	615,556
Daifuku Co. Ltd.	12,200	314,365
Dai-ichi Life Holdings, Inc.	89,232	677,062
Daiichi Sankyo Co. Ltd.	67,018	1,561,256
Daikin Industries Ltd.	3,600	424,314

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Daito Trust Construction Co. Ltd.	21,200	$2,300,599
Daiwa House Industry Co. Ltd.	52,600	1,804,011
Daiwa Securities Group, Inc.	20,000	141,853
Denso Corp.	33,700	455,065
Dentsu Group, Inc. (a)	3,600	79,654
Disco Corp.	4,700	1,387,109
East Japan Railway Co.	146,300	3,147,914
Eisai Co. Ltd.	4,100	117,739
ENEOS Holdings, Inc.	216,582	1,072,227
FANUC Corp.	8,500	231,853
Fast Retailing Co. Ltd.	10,600	3,633,992
Fuji Electric Co. Ltd.	6,400	294,822
FUJIFILM Holdings Corp.	31,200	678,669
Fujikura Ltd.	10,000	524,144
Fujitsu Ltd.	100,700	2,450,486
Hankyu Hanshin Holdings, Inc.	14,400	390,792
Hikari Tsushin, Inc. (a)	400	117,858
Hitachi Ltd.	49,100	1,429,371
Honda Motor Co. Ltd.	219,700	2,121,026
Hoshizaki Corp.	3,600	124,017
Hoya Corp.	16,100	1,912,115
Idemitsu Kosan Co. Ltd.	113,300	686,334
IHI Corp.	900	97,449
Inpex Corp. (a)	47,600	667,313
Isuzu Motors Ltd.	18,800	238,246
ITOCHU Corp.	29,514	1,543,894
Japan Airlines Co. Ltd.	37,000	753,474
Japan Exchange Group, Inc.	47,212	477,366
Japan Post Bank Co. Ltd.	232,000	2,497,560
Japan Post Holdings Co. Ltd.	167,800	1,551,434
Japan Post Insurance Co. Ltd.	10,600	239,306
Japan Tobacco, Inc. (a)	98,700	2,902,680
JFE Holdings, Inc.	42,300	491,101
Kajima Corp.	10,600	276,145
Kansai Electric Power Co., Inc.	45,600	539,516
Kao Corp. (a)	55,300	2,472,028
Kawasaki Kisen Kaisha Ltd. (a)	17,600	249,053
KDDI Corp.	333,236	5,721,384
Keyence Corp.	7,900	3,163,391
Kikkoman Corp.	33,500	310,312
Kirin Holdings Co. Ltd. (a)	71,800	1,003,843
Kobe Bussan Co. Ltd.	28,400	880,440
Komatsu Ltd.	17,000	557,506
Konami Group Corp.	3,900	616,003
Kubota Corp.	21,700	243,673
Kyocera Corp.	34,400	412,838
Kyowa Kirin Co. Ltd. (a)	51,200	873,922
Lasertec Corp. (a)	5,100	685,320
LY Corp.	27,500	100,980
M3, Inc.	22,000	302,406
Makita Corp.	2,900	89,402
Marubeni Corp.	47,000	947,842
MatsukiyoCocokara & Co.	11,700	240,367
MEIJI Holdings Co. Ltd.	63,700	1,405,462
Minebea Mitsumi, Inc.	10,800	158,248
Mitsubishi Chemical Group Corp.	69,500	364,713
Security Description	Shares	Value
Mitsubishi Corp.	127,500	$2,549,206
Mitsubishi Electric Corp.	29,100	626,744
Mitsubishi Estate Co. Ltd.	19,000	355,547
Mitsubishi HC Capital, Inc.	93,400	685,733
Mitsubishi Heavy Industries Ltd.	21,300	532,334
Mitsubishi UFJ Financial Group, Inc.	255,100	3,502,117
Mitsui & Co. Ltd.	69,500	1,417,955
Mitsui Fudosan Co. Ltd.	39,600	382,443
Mitsui OSK Lines Ltd. (a)	25,300	844,238
Mizuho Financial Group, Inc.	60,740	1,679,081
MonotaRO Co. Ltd.	21,100	415,587
MS&AD Insurance Group Holdings, Inc.	73,000	1,632,386
Murata Manufacturing Co. Ltd.	72,900	1,087,103
NEC Corp.	43,300	1,264,722
Nexon Co. Ltd.	13,400	269,957
NIDEC Corp.	9,400	182,540
Nintendo Co. Ltd.	44,000	4,228,045
Nippon Building Fund, Inc. REIT (a)	2,015	1,853,948
Nippon Paint Holdings Co. Ltd.	10,100	81,110
Nippon Sanso Holdings Corp.	3,000	113,462
Nippon Steel Corp.	48,300	913,870
Nippon Telegraph & Telephone Corp.	2,837,400	3,025,093
Nippon Yusen KK (a)	21,900	786,578
Nissan Motor Co. Ltd. (a) (b)	279,016	676,461
Nissin Foods Holdings Co. Ltd. (a)	31,300	649,099
Nitori Holdings Co. Ltd.	13,800	1,329,890
Nitto Denko Corp.	35,500	686,062
Nomura Holdings, Inc.	69,900	460,693
Nomura Research Institute Ltd.	29,700	1,189,069
Obayashi Corp.	38,100	576,465
Obic Co. Ltd.	71,200	2,765,781
Olympus Corp.	52,100	618,585
Omron Corp.	2,600	70,092
Ono Pharmaceutical Co. Ltd. (a)	112,800	1,217,454
Oracle Corp. Japan	14,100	1,677,514
Oriental Land Co. Ltd.	23,200	533,883
ORIX Corp.	29,800	672,561
Osaka Gas Co. Ltd.	54,000	1,380,609
Otsuka Corp.	82,400	1,675,154
Otsuka Holdings Co. Ltd.	77,900	3,856,574
Pan Pacific International Holdings Corp.	46,900	1,610,143
Panasonic Holdings Corp.	82,900	892,734
Rakuten Group, Inc. (b)	12,500	68,919
Recruit Holdings Co. Ltd.	62,705	3,705,128
Renesas Electronics Corp.	31,300	387,661
Resona Holdings, Inc.	49,900	460,153
Ricoh Co. Ltd.	9,700	91,698
SBI Holdings, Inc.	9,600	334,300
SCREEN Holdings Co. Ltd.	5,000	407,075
SCSK Corp.	50,900	1,532,162
Secom Co. Ltd.	119,100	4,273,566

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Sekisui Chemical Co. Ltd.	51,400	$929,467
Sekisui House Ltd.	11,800	260,026
Seven & i Holdings Co. Ltd.	51,400	826,627
SG Holdings Co. Ltd. (a)	112,000	1,245,651
Shimadzu Corp.	10,800	267,075
Shimano, Inc.	1,100	159,199
Shin-Etsu Chemical Co. Ltd.	80,100	2,646,247
Shionogi & Co. Ltd.	168,200	3,020,602
Shiseido Co. Ltd. (a)	3,600	64,139
SMC Corp.	2,400	864,661
SoftBank Corp.	2,795,700	4,316,114
SoftBank Group Corp.	11,200	815,314
Sompo Holdings, Inc.	46,300	1,392,734
Sony Group Corp.	70,000	1,807,608
Subaru Corp.	21,000	365,714
Sumitomo Corp.	32,812	847,076
Sumitomo Electric Industries Ltd.	19,300	413,538
Sumitomo Metal Mining Co. Ltd.	7,800	192,239
Sumitomo Mitsui Financial Group, Inc.	88,500	2,226,515
Sumitomo Mitsui Trust Group, Inc.	15,900	422,584
Sumitomo Realty & Development Co. Ltd.	4,400	169,579
Suntory Beverage & Food Ltd. (a)	30,387	969,809
Suzuki Motor Corp.	80,800	975,004
Sysmex Corp.	19,600	341,129
T&D Holdings, Inc.	10,800	237,018
Taisei Corp.	2,300	133,753
Takeda Pharmaceutical Co. Ltd.	139,851	4,284,265
TDK Corp.	28,100	329,839
Terumo Corp.	9,400	172,453
TIS, Inc.	56,800	1,902,443
Tokio Marine Holdings, Inc.	100,700	4,260,291
Tokyo Electron Ltd.	24,300	4,656,610
Tokyo Gas Co. Ltd.	27,108	899,315
Tokyo Metro Co. Ltd. (a)	6,600	76,649
Tokyu Corp.	71,600	849,613
TOPPAN Holdings, Inc.	6,900	187,494
Toray Industries, Inc.	38,500	263,286
Toyota Industries Corp.	3,300	372,391
Toyota Motor Corp.	255,900	4,416,620
Toyota Tsusho Corp.	20,100	454,892
Trend Micro, Inc.	5,300	366,078
Unicharm Corp.	71,418	514,455
West Japan Railway Co.	63,300	1,447,032
Yakult Honsha Co. Ltd. (a)	35,300	662,891
Yamaha Motor Co. Ltd. (a)	26,000	194,309
Yokogawa Electric Corp.	9,600	256,208
Zensho Holdings Co. Ltd.	4,700	284,320
ZOZO, Inc.	74,200	799,816
		199,347,880
LUXEMBOURG — 0.1%
ArcelorMittal SA	26,704	842,280
CVC Capital Partners PLC (c)	3,406	69,487
Security Description	Shares	Value
Eurofins Scientific SE (a)	2,396	$169,990
		1,081,757
MACAU — 0.0% *
Galaxy Entertainment Group Ltd.	22,000	97,669
NETHERLANDS — 4.9%
ABN AMRO Bank NV (c)	16,414	447,778
Adyen NV (b) (c)	1,081	1,977,503
Aegon Ltd.	24,974	180,233
Akzo Nobel NV	2,986	208,204
Argenx SE (b)	1,933	1,066,000
ASM International NV	1,876	1,196,644
ASML Holding NV	21,060	16,751,132
ASR Nederland NV	3,616	239,313
BE Semiconductor Industries NV (a)	3,847	573,732
Euronext NV (c)	790	134,557
EXOR NV	11,247	1,130,116
Heineken Holding NV	10,368	769,782
Heineken NV	13,458	1,169,343
IMCD NV	1,209	161,858
ING Groep NV	84,979	1,857,991
JDE Peet's NV (a)	5,347	152,144
Koninklijke Ahold Delhaize NV	128,896	5,371,310
Koninklijke KPN NV	723,912	3,514,623
Koninklijke Philips NV	13,528	324,107
NN Group NV	9,427	624,337
Randstad NV (a)	5,243	241,256
Universal Music Group NV (a)	56,172	1,811,962
Wolters Kluwer NV	23,229	3,870,600
		43,774,525
NEW ZEALAND — 0.3%
Auckland International Airport Ltd.	145,188	682,616
Fisher & Paykel Healthcare Corp. Ltd.	39,343	860,988
Infratil Ltd.	75,114	483,339
Meridian Energy Ltd.	56,966	204,029
		2,230,972
NORWAY — 0.7%
Aker BP ASA	8,766	223,314
DNB Bank ASA	20,443	562,805
Equinor ASA	116,908	2,947,047
Gjensidige Forsikring ASA	8,648	218,257
Kongsberg Gruppen ASA	37,031	1,430,237
Mowi ASA	7,931	152,512
Norsk Hydro ASA	48,638	276,553
Orkla ASA	30,690	332,384
Telenor ASA	23,952	370,888
		6,513,997
POLAND — 0.0% *
InPost SA (b)	5,193	85,951
PORTUGAL — 0.3%
EDP SA	57,312	247,709
Galp Energia SGPS SA	79,693	1,456,536

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Jeronimo Martins SGPS SA	27,592	$695,712
		2,399,957
SINGAPORE — 2.4%
CapitaLand Integrated Commercial Trust REIT	137,490	234,251
DBS Group Holdings Ltd.	141,295	4,982,184
Genting Singapore Ltd.	887,900	498,448
Keppel Ltd.	42,611	248,242
Oversea-Chinese Banking Corp. Ltd.	266,145	3,408,177
Sea Ltd. ADR (b)	709	113,398
Sembcorp Industries Ltd.	54,000	290,425
Singapore Airlines Ltd. (a)	160,049	875,862
Singapore Exchange Ltd.	300,600	3,511,897
Singapore Technologies Engineering Ltd.	353,400	2,161,493
Singapore Telecommunications Ltd.	396,000	1,187,705
STMicroelectronics NV	21,315	648,909
United Overseas Bank Ltd.	114,075	3,224,355
		21,385,346
SOUTH AFRICA — 0.1%
Anglo American PLC	29,367	865,226
SPAIN — 3.3%
Acciona SA	685	122,864
ACS Actividades de Construccion y Servicios SA (a)	8,283	573,171
Aena SME SA (c)	50,782	1,350,772
Amadeus IT Group SA (a)	2,584	216,815
Banco Bilbao Vizcaya Argentaria SA	138,730	2,125,982
Banco de Sabadell SA	145,359	461,212
Banco Santander SA	468,044	3,860,726
CaixaBank SA	217,010	1,873,336
Cellnex Telecom SA (b) (c)	4,848	187,513
Endesa SA (a)	33,575	1,059,789
Grifols SA (a) (b)	7,755	94,218
Iberdrola SA	287,069	5,489,336
Industria de Diseno Textil SA	119,213	6,182,466
Redeia Corp. SA (a)	128,275	2,732,946
Repsol SA (a)	149,228	2,178,254
Telefonica SA (a)	141,580	740,891
		29,250,291
SWEDEN — 2.1%
AddTech AB Class B	12,293	415,339
Alfa Laval AB	12,448	519,581
Assa Abloy AB Class B	41,385	1,281,882
Atlas Copco AB Class A	139,637	2,239,519
Atlas Copco AB Class B	100,322	1,415,291
Boliden AB (b)	14,193	439,473
Epiroc AB Class A	30,804	663,890
Epiroc AB Class B	17,467	331,731
Essity AB Class B	28,469	782,641
Evolution AB (c)	9,392	740,685
Security Description	Shares	Value
H & M Hennes & Mauritz AB Class B (a)	8,538	$119,061
Hexagon AB Class B	86,513	863,823
Industrivarden AB Class C	6,328	226,882
Indutrade AB	10,841	293,707
Investment AB Latour Class B (a)	7,280	190,357
Investor AB Class B	30,538	896,395
L E Lundbergforetagen AB Class B	2,246	111,141
Lifco AB Class B	9,679	388,769
Nibe Industrier AB Class B (a)	19,512	82,590
Saab AB Class B	271	15,002
Sandvik AB	50,807	1,156,304
Securitas AB Class B	12,765	189,525
Skandinaviska Enskilda Banken AB Class A	36,021	624,010
Skanska AB Class B	9,642	222,779
SKF AB Class B	16,616	378,508
Svenska Cellulosa AB SCA Class B	7,634	98,525
Svenska Handelsbanken AB Class A	37,632	499,304
Swedbank AB Class A	20,513	539,170
Tele2 AB Class B	8,798	127,626
Telefonaktiebolaget LM Ericsson Class B	35,283	299,652
Telia Co. AB	40,547	144,525
Volvo AB Class B	85,270	2,374,576
		18,672,263
SWITZERLAND — 6.3%
ABB Ltd.	82,381	4,896,288
Avolta AG	1,776	95,984
Baloise Holding AG	5,353	1,258,896
Banque Cantonale Vaudoise	9,683	1,112,450
Barry Callebaut AG (a)	75	81,407
BKW AG	6,734	1,466,083
Chocoladefabriken Lindt & Spruengli AG (d)	78	1,308,166
Chocoladefabriken Lindt & Spruengli AG (d)	12	1,992,965
Cie Financiere Richemont SA Class A	21,406	4,019,003
DSM-Firmenich AG	1,881	199,295
EMS-Chemie Holding AG	1,336	1,005,357
Galderma Group AG	556	80,327
Geberit AG	1,757	1,377,347
Givaudan SA	623	3,006,210
Helvetia Holding AG	4,537	1,060,723
Julius Baer Group Ltd.	3,354	226,016
Kuehne & Nagel International AG	7,160	1,543,987
Logitech International SA	9,565	858,447
Lonza Group AG	509	361,288
Partners Group Holding AG	1,168	1,518,693
Sandoz Group AG	5,215	284,466
Schindler Holding AG (d)	1,919	711,187
Schindler Holding AG (d)	7,460	2,694,410
SGS SA	8,027	811,776

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
SIG Group AG	3,627	$66,799
Sika AG	6,044	1,635,525
Sonova Holding AG	2,338	694,351
Straumann Holding AG	6,055	787,682
Swatch Group AG Bearer Shares	861	139,642
Swiss Life Holding AG	304	306,521
Swiss Prime Site AG	21,151	3,156,707
Swisscom AG	6,791	4,798,916
Temenos AG	2,620	186,790
UBS Group AG	74,323	2,507,001
VAT Group AG (c)	1,384	581,941
Zurich Insurance Group AG	13,491	9,399,634
		56,232,280
UNITED KINGDOM — 10.9%
3i Group PLC	17,426	983,844
Admiral Group PLC	21,051	943,304
Ashtead Group PLC	18,742	1,199,143
Associated British Foods PLC	6,072	171,241
AstraZeneca PLC	94,833	13,151,378
Auto Trader Group PLC (c)	52,188	589,576
Aviva PLC	52,344	444,150
BAE Systems PLC	243,323	6,290,298
Barclays PLC	485,503	2,244,086
Barratt Redrow PLC	33,143	207,058
British American Tobacco PLC	114,098	5,414,543
BT Group PLC (a)	231,105	613,596
Bunzl PLC	24,880	790,988
Centrica PLC	288,478	638,632
CK Hutchison Holdings Ltd.	167,500	1,030,605
Coca-Cola Europacific Partners PLC	12,648	1,172,723
Compass Group PLC	145,514	4,919,321
Croda International PLC	1,666	66,755
DCC PLC	3,010	195,018
Diageo PLC	109,014	2,730,799
Entain PLC	11,917	147,137
Halma PLC	16,499	723,501
Hikma Pharmaceuticals PLC	10,005	272,562
HSBC Holdings PLC	506,841	6,124,535
Imperial Brands PLC	50,518	1,991,670
Informa PLC	13,008	143,638
InterContinental Hotels Group PLC	316	35,959
International Consolidated Airlines Group SA (a)	19,157	89,635
Intertek Group PLC	8,389	544,904
J Sainsbury PLC	95,105	377,688
JD Sports Fashion PLC	146,385	178,011
Kingfisher PLC	60,895	242,665
Land Securities Group PLC REIT	17,154	148,329
Legal & General Group PLC	118,755	414,325
Lloyds Banking Group PLC	1,694,005	1,780,497
London Stock Exchange Group PLC	9,589	1,397,469
M&G PLC	68,466	241,123
Marks & Spencer Group PLC	38,549	187,214
Melrose Industries PLC	9,725	70,738
Security Description	Shares	Value
National Grid PLC	170,997	$2,487,366
NatWest Group PLC	213,879	1,498,857
Next PLC	7,024	1,197,391
Pearson PLC	76,139	1,117,971
Phoenix Group Holdings PLC	7,363	66,442
Reckitt Benckiser Group PLC	38,081	2,585,731
RELX PLC	138,270	7,459,756
Rentokil Initial PLC	28,993	139,891
Rolls-Royce Holdings PLC	20,591	273,026
Sage Group PLC	72,125	1,235,950
Schroders PLC	39,923	197,716
Segro PLC REIT	14,827	138,082
Severn Trent PLC	2,084	78,078
Smith & Nephew PLC	13,804	210,538
Smiths Group PLC	16,208	498,851
Spirax Group PLC	3,206	261,623
SSE PLC	18,950	475,476
Standard Chartered PLC	67,292	1,113,017
Tesco PLC	394,638	2,170,198
Unilever PLC	197,940	12,002,676
United Utilities Group PLC	5,984	93,605
Vodafone Group PLC	1,288,146	1,372,980
Whitbread PLC	2,786	107,776
Wise PLC Class A (b)	35,804	510,266
WPP PLC	63,392	445,291
		96,647,212
UNITED STATES — 11.2%
Alcon AG	6,113	539,111
Amrize Ltd. (b)	13,757	684,048
BP PLC	981,893	4,920,626
CSL Ltd.	24,676	3,872,731
Experian PLC	40,014	2,057,340
Ferrovial SE	1,646	87,449
GSK PLC	418,705	7,975,432
Haleon PLC	433,431	2,223,756
Holcim AG	13,893	1,028,012
James Hardie Industries PLC CDI (b)	20,858	570,010
Nestle SA	161,093	15,953,469
Novartis AG	143,055	17,283,416
Qiagen NV (b)	38,560	1,850,604
Roche Holding AG	43,164	14,012,032
Roche Holding AG Bearer Shares	3,566	1,231,972
Sanofi SA	52,443	5,060,863
Schneider Electric SE	21,231	5,627,387
Shell PLC	302,974	10,601,626
Spotify Technology SA (b)	100	76,734
Stellantis NV	231,377	2,311,060
Swiss Re AG	9,281	1,599,107
Tenaris SA	8,400	157,519
		99,724,304
TOTAL COMMON STOCKS (Cost $754,188,278)		878,771,408

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (e) (f)	551,947	$551,947
State Street Navigator Securities Lending Portfolio II (g) (h)	18,073,842	18,073,842
TOTAL SHORT-TERM INVESTMENTS (Cost $18,625,789)		18,625,789
TOTAL INVESTMENTS — 101.1% (Cost $772,814,067)		897,397,197
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(10,016,911)
NET ASSETS — 100.0%		$887,380,286
(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2025.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$878,771,408	$—	$—	$878,771,408
Short-Term Investments	18,625,789	—	—	18,625,789
TOTAL INVESTMENTS	$897,397,197	$—	$—	$897,397,197

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,962	$18,962	$31,551,049	$31,018,064	$—	$—	551,947	$551,947	$16,031
State Street Navigator Securities Lending Portfolio II	20,178,837	20,178,837	162,692,113	164,797,108	—	—	18,073,842	18,073,842	94,864
Total		$20,197,799	$194,243,162	$195,815,172	$—	$—		$18,625,789	$110,895
See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BRAZIL — 4.3%
Ambev SA	7,570	$18,475
Ambev SA ADR	3,414	8,228
B3 SA - Brasil Bolsa Balcao	49,801	133,037
Banco Bradesco SA	5,614	14,925
Banco Bradesco SA Preference Shares	20,229	62,379
Banco BTG Pactual SA	1,290	9,986
Banco do Brasil SA	6,627	26,822
BB Seguridade Participacoes SA	8,959	58,765
Caixa Seguridade Participacoes SA	7,262	19,546
Centrais Eletricas Brasileiras SA	2,693	19,845
Centrais Eletricas Brasileiras SA ADR	673	5,566
Centrais Eletricas Brasileiras SA Preference Shares	87	708
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,904	128,868
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR (a)	616	13,534
Cia Energetica de Minas Gerais ADR	2,559	5,016
Cia Energetica de Minas Gerais Preference Shares	17,315	34,263
Cia Paranaense de Energia - Copel Class B, Preference Shares	10,366	23,665
CPFL Energia SA	2,736	20,483
Energisa SA	1,264	11,191
Engie Brasil Energia SA	1,133	9,427
Equatorial Energia SA	4,786	31,533
Gerdau SA Preference Shares	5,627	16,496
Itau Unibanco Holding SA ADR	10,999	74,683
Itau Unibanco Holding SA Preference Shares	312	2,112
Itausa SA Preference Shares	18,758	37,634
Klabin SA	396	1,339
Localiza Rent a Car SA	10,367	76,966
Natura & Co. Holding SA (b)	1,808	3,660
NU Holdings Ltd. Class A (b)	1,300	17,836
Petroleo Brasileiro SA - Petrobras	6,445	40,256
Petroleo Brasileiro SA - Petrobras ADR (c)	6,536	75,425
Petroleo Brasileiro SA - Petrobras ADR (c)	4,423	55,332
Petroleo Brasileiro SA - Petrobras Preference Shares	7,639	43,921
PRIO SA (b)	10,937	84,965
Raia Drogasil SA	13,007	36,034
Rumo SA	7,188	24,404
Suzano SA	1,771	16,617
Suzano SA ADR (a)	1,055	9,928
Telefonica Brasil SA	3,764	21,303
Telefonica Brasil SA ADR	601	6,851
TIM SA	3,214	12,985
TIM SA ADR (a)	402	8,084
Security Description	Shares	Value
TOTVS SA	10,826	$83,726
Ultrapar Participacoes SA	37	119
Ultrapar Participacoes SA ADR (a)	2,489	8,164
Vale SA	1,379	13,303
Vale SA ADR	12,373	120,142
Vibra Energia SA	4,740	18,811
WEG SA	17,729	138,964
		1,706,322
CHILE — 0.4%
Banco de Chile	47,476	7,166
Banco de Credito e Inversiones SA	477	20,104
Banco Santander Chile ADR	18	454
Cencosud SA	6,421	21,806
Empresas CMPC SA	2,346	3,579
Empresas Copec SA	2,943	20,002
Enel Americas SA	123,582	12,015
Enel Chile SA	5,919	437
Enel Chile SA ADR	243	882
Falabella SA	9,259	49,101
Latam Airlines Group SA	807,853	16,323
Sociedad Quimica y Minera de Chile SA ADR (b)	96	3,386
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares (b)	350	12,449
		167,704
CHINA — 25.8%
360 Security Technology, Inc. Class A	12,900	18,369
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,800	4,345
AAC Technologies Holdings, Inc.	1,500	7,777
Advanced Micro-Fabrication Equipment, Inc. China Class A (b)	623	15,855
Agricultural Bank of China Ltd. Class A	20,400	16,746
Agricultural Bank of China Ltd. Class H	388,000	276,790
Akeso, Inc. (a) (b) (d)	1,000	11,713
Alibaba Group Holding Ltd.	18,449	258,051
Alibaba Group Holding Ltd. ADR	156	17,692
Aluminum Corp. of China Ltd. Class H	18,000	12,107
Anhui Conch Cement Co. Ltd. Class A	2,100	6,294
Anhui Conch Cement Co. Ltd. Class H	5,500	13,985
Anhui Gujing Distillery Co. Ltd. Class B	2,800	37,452
Anker Innovations Technology Co. Ltd. Class A	160	2,537
ANTA Sports Products Ltd.	12,200	146,866
Autohome, Inc. ADR	123	3,172
AviChina Industry & Technology Co. Ltd. Class H	14,000	7,901

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Baidu, Inc. Class A (b)	4,414	$46,923
Bank of Beijing Co. Ltd. Class A	3,000	2,860
Bank of China Ltd. Class A	14,100	11,062
Bank of China Ltd. Class H	677,071	393,305
Bank of Communications Co. Ltd. Class A	12,800	14,295
Bank of Communications Co. Ltd. Class H	85,000	79,045
Bank of Hangzhou Co. Ltd. Class A	1,700	3,992
Bank of Jiangsu Co. Ltd. Class A	10,560	17,602
Bank of Nanjing Co. Ltd. Class A	3,400	5,515
Bank of Shanghai Co. Ltd. Class A	10,870	16,101
Baoshan Iron & Steel Co. Ltd. Class A	6,400	5,888
Beijing Enterprises Holdings Ltd.	5,500	22,631
Beijing Enterprises Water Group Ltd. (a)	26,000	7,850
Beijing Kingsoft Office Software, Inc. Class A (b)	204	7,976
Beijing Tiantan Biological Products Corp. Ltd. Class A	3,840	10,287
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (b)	324	2,759
Beijing-Shanghai High Speed Railway Co. Ltd. Class A (b)	89,100	71,522
BeOne Medicines Ltd. (b)	322	6,063
BOC Aviation Ltd. (d)	900	7,452
BOE Technology Group Co. Ltd. Class A	74,400	41,442
Bosideng International Holdings Ltd.	52,000	30,736
BYD Co. Ltd. Class A	300	13,901
BYD Co. Ltd. Class H (a)	3,000	46,815
BYD Electronic International Co. Ltd.	3,000	12,153
CGN Power Co. Ltd. Class H (d)	227,100	77,243
Changchun High-Tech Industry Group Co. Ltd. Class A (b)	900	12,461
Chaozhou Three-Circle Group Co. Ltd. Class A	2,700	12,589
China CITIC Bank Corp. Ltd. Class H	183,000	174,375
China Coal Energy Co. Ltd. Class H (a)	30,000	34,701
China Communications Services Corp. Ltd. Class H	12,000	6,497
China Construction Bank Corp. Class A	10,600	13,969
China Construction Bank Corp. Class H	649,394	655,185
China Eastern Airlines Corp. Ltd. Class A (b)	18,500	10,408
China Everbright Bank Co. Ltd. Class A	11,400	6,605
China Everbright Bank Co. Ltd. Class H	20,274	10,124
China Feihe Ltd. (d)	6,000	4,364
China Galaxy Securities Co. Ltd. Class H (a)	6,334	7,125
Security Description	Shares	Value
China Gas Holdings Ltd.	12,554	$11,722
China Hongqiao Group Ltd. (a)	7,500	17,178
China International Capital Corp. Ltd. Class H (d)	3,600	8,117
China Life Insurance Co. Ltd. Class H	25,000	60,000
China Longyuan Power Group Corp. Ltd. Class H	12,000	10,808
China Mengniu Dairy Co. Ltd.	11,000	22,561
China Merchants Bank Co. Ltd. Class A	4,091	26,243
China Merchants Bank Co. Ltd. Class H	11,000	76,860
China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	8,000	13,402
China Merchants Port Holdings Co. Ltd.	22,000	40,076
China Minsheng Banking Corp. Ltd. Class A	6,600	4,377
China Minsheng Banking Corp. Ltd. Class H	78,960	44,761
China National Building Material Co. Ltd. Class H	50,924	24,327
China National Nuclear Power Co. Ltd. Class A	7,600	9,888
China National Software & Service Co. Ltd. Class A (b)	2,400	15,670
China Oilfield Services Ltd. Class H	8,000	6,563
China Overseas Land & Investment Ltd.	18,000	31,231
China Pacific Insurance Group Co. Ltd. Class A	1,900	9,949
China Pacific Insurance Group Co. Ltd. Class H	7,200	24,627
China Petroleum & Chemical Corp. Class A	10,400	8,189
China Petroleum & Chemical Corp. Class H	264,395	138,428
China Power International Development Ltd. (a)	13,000	4,952
China Railway Group Ltd. Class A	13,000	10,181
China Railway Group Ltd. Class H	37,000	17,722
China Railway Signal & Communication Corp. Ltd. Class A	16,683	11,971
China Resources Beer Holdings Co. Ltd.	4,092	13,032
China Resources Gas Group Ltd.	2,400	6,130
China Resources Land Ltd.	10,944	37,084
China Resources Microelectronics Ltd. Class A	2,082	13,707
China Resources Mixc Lifestyle Services Ltd. (d)	4,600	22,238
China Resources Pharmaceutical Group Ltd. (d)	13,000	8,479
China Resources Power Holdings Co. Ltd. (a)	10,267	24,772

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
China Ruyi Holdings Ltd. (a) (b)	56,000	$18,048
China Shenhua Energy Co. Ltd. Class A	1,500	8,489
China Shenhua Energy Co. Ltd. Class H (a)	21,500	83,398
China State Construction Engineering Corp. Ltd. Class A (b)	11,300	9,102
China State Construction International Holdings Ltd.	2,000	3,017
China Taiping Insurance Holdings Co. Ltd.	4,210	8,205
China Three Gorges Renewables Group Co. Ltd. Class A	24,300	14,451
China Tower Corp. Ltd. Class H (d)	54,600	78,040
China United Network Communications Ltd. Class A	21,900	16,326
China Vanke Co. Ltd. Class A (b)	1,500	1,344
China Vanke Co. Ltd. Class H (a) (b)	18,792	11,706
China Yangtze Power Co. Ltd. Class A	31,300	131,699
Chongqing Brewery Co. Ltd. Class A	800	6,154
Chongqing Rural Commercial Bank Co. Ltd. Class A	9,700	9,669
Chongqing Zhifei Biological Products Co. Ltd. Class A	500	1,367
Chow Tai Fook Jewellery Group Ltd. (a)	2,200	3,761
CITIC Ltd.	30,000	41,197
CITIC Securities Co. Ltd. Class H	6,300	19,020
CMOC Group Ltd. Class H	6,000	6,099
COSCO SHIPPING Holdings Co. Ltd. Class A	3,700	7,769
COSCO SHIPPING Holdings Co. Ltd. Class H (a)	24,750	43,005
CRRC Corp. Ltd. Class H	16,000	9,661
CSPC Pharmaceutical Group Ltd.	15,840	15,537
Daqin Railway Co. Ltd. Class A	21,300	19,625
Eastroc Beverage Group Co. Ltd. Class A	790	34,636
Empyrean Technology Co. Ltd. Class A	900	15,565
ENN Energy Holdings Ltd.	1,800	14,377
Everdisplay Optronics Shanghai Co. Ltd. Class A (b)	39,333	12,849
Far East Horizon Ltd.	12,000	10,426
Focus Media Information Technology Co. Ltd. Class A	11,100	11,312
Foshan Haitian Flavouring & Food Co. Ltd. Class A	3,139	17,051
Fosun International Ltd.	6,500	3,867
Fuyao Glass Industry Group Co. Ltd. Class A	2,300	18,305
Fuyao Glass Industry Group Co. Ltd. Class H (d)	12,800	91,394
Ganfeng Lithium Group Co. Ltd. Class A	100	471
Security Description	Shares	Value
GCL Technology Holdings Ltd. (a) (b)	110,000	$14,013
Geely Automobile Holdings Ltd.	11,000	22,364
Giant Biogene Holding Co. Ltd. (d)	3,200	23,521
Great Wall Motor Co. Ltd. Class H (b)	7,000	10,772
Gree Electric Appliances, Inc. of Zhuhai Class A	3,800	23,830
Guangdong Haid Group Co. Ltd. Class A	1,900	15,541
Guangdong Investment Ltd.	10,000	8,357
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,300	8,464
Guotai Haitong Securities Co. Ltd. Class H (d)	5,208	8,359
Haidilao International Holding Ltd. (a) (d)	1,000	1,898
Haier Smart Home Co. Ltd. Class H	6,000	17,159
Hainan Airlines Holding Co. Ltd. Class A (b)	63,300	11,841
Hansoh Pharmaceutical Group Co. Ltd. (d)	10,000	37,898
Henan Shuanghui Investment & Development Co. Ltd. Class A	2,500	8,519
Hengan International Group Co. Ltd.	5,374	15,437
Hengtong Optic-electric Co. Ltd. Class A	3,700	7,903
Hithink RoyalFlush Information Network Co. Ltd. Class A	400	15,245
Huadong Medicine Co. Ltd. Class A	960	5,409
Hualan Biological Engineering, Inc. Class A	3,940	8,619
Huaneng Power International, Inc. Class A	1,400	1,395
Huaneng Power International, Inc. Class H	90,000	58,013
Huatai Securities Co. Ltd. Class H (d)	2,643	5,353
Huaxia Bank Co. Ltd. Class A	11,500	12,699
Huayu Automotive Systems Co. Ltd. Class A	1,000	2,464
Hundsun Technologies, Inc. Class A	3,740	17,512
Hygon Information Technology Co. Ltd. Class A	807	15,918
Iflytek Co. Ltd. Class A	3,100	20,721
Imeik Technology Development Co. Ltd. Class A	140	3,417
Industrial & Commercial Bank of China Ltd. Class A	10,100	10,702
Industrial & Commercial Bank of China Ltd. Class H	577,448	457,545
Industrial Bank Co. Ltd. Class A	7,400	24,112
Ingenic Semiconductor Co. Ltd. Class A	1,300	12,559
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	39,000	9,746

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	1,700	$6,617
Inner Mongolia Yitai Coal Co. Ltd. Class B	17,600	34,866
JA Solar Technology Co. Ltd. Class A (b)	2,400	3,344
JD.com, Inc. Class A	7,012	114,246
Jiangsu Expressway Co. Ltd. Class H	48,000	67,750
Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,400	14,072
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	5,942	43,052
Jiangsu King's Luck Brewery JSC Ltd. Class A	1,400	7,609
Jiangsu Yanghe Distillery Co. Ltd. Class A	1,100	9,913
Jiangxi Copper Co. Ltd. Class A	3,700	12,102
Jiangxi Copper Co. Ltd. Class H	6,000	11,648
KE Holdings, Inc. ADR	374	6,635
Kuaishou Technology (b) (d)	27,000	217,720
Kunlun Energy Co. Ltd.	26,000	25,238
Kweichow Moutai Co. Ltd. Class A	1,000	196,774
Lenovo Group Ltd.	108,915	130,698
Li Auto, Inc. Class A (b)	800	10,904
Li Ning Co. Ltd.	2,000	4,311
Longfor Group Holdings Ltd. (d)	9,354	11,034
LONGi Green Energy Technology Co. Ltd. Class A	15,460	32,417
Luzhou Laojiao Co. Ltd. Class A	1,300	20,580
Meituan Class B (b) (d)	2,947	47,039
Metallurgical Corp. of China Ltd. Class A	11,400	4,743
Midea Group Co. Ltd. Class A	700	7,056
MINISO Group Holding Ltd. (a)	4,400	19,954
Muyuan Foods Co. Ltd. Class A	5,700	33,429
NARI Technology Co. Ltd. Class A	8,600	26,905
National Silicon Industry Group Co. Ltd. Class A	4,878	12,748
NAURA Technology Group Co. Ltd. Class A	1,000	61,734
NetEase, Inc.	17,735	476,699
New China Life Insurance Co. Ltd. Class H (a)	3,300	17,971
New Hope Liuhe Co. Ltd. Class A (b)	11,400	14,928
New Oriental Education & Technology Group, Inc.	730	3,920
Ningxia Baofeng Energy Group Co. Ltd. Class A	2,300	5,182
NIO, Inc. Class A (b)	112	391
Nongfu Spring Co. Ltd. Class H (d)	34,800	177,768
OFILM Group Co. Ltd. Class A (b)	1,300	2,151
OmniVision Integrated Circuits Group, Inc. Class A	700	12,474
Oppein Home Group, Inc. Class A	480	3,783
PDD Holdings, Inc. ADR (b)	6,021	630,158
Security Description	Shares	Value
People's Insurance Co. Group of China Ltd. Class H	71,000	$53,996
PetroChina Co. Ltd. Class A	8,000	9,549
PetroChina Co. Ltd. Class H	158,000	135,860
PICC Property & Casualty Co. Ltd. Class H	54,270	105,083
Ping An Bank Co. Ltd. Class A	8,700	14,660
Ping An Insurance Group Co. of China Ltd. Class A	1,500	11,618
Ping An Insurance Group Co. of China Ltd. Class H (a)	15,000	95,255
Piotech, Inc. Class A	442	9,485
Poly Developments & Holdings Group Co. Ltd. Class A	1,000	1,131
Pop Mart International Group Ltd. (d)	6,400	217,355
Postal Savings Bank of China Co. Ltd. Class H (d)	119,000	83,073
Power Construction Corp. of China Ltd. Class A	3,700	2,516
Qifu Technology, Inc. ADR	1,150	49,864
SAIC Motor Corp. Ltd. Class A	3,700	8,290
SDIC Power Holdings Co. Ltd. Class A	6,200	12,758
SF Holding Co. Ltd. Class A	2,200	14,976
Shaanxi Coal Industry Co. Ltd. Class A	6,200	16,653
Shandong Gold Mining Co. Ltd. Class H (a) (d)	10,250	35,581
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,000	3,025
Shandong Nanshan Aluminum Co. Ltd. Class A	12,900	6,897
Shandong Sun Paper Industry JSC Ltd. Class A	3,000	5,637
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	5,600	4,359
Shanghai Baosight Software Co. Ltd. Class A	1,598	5,269
Shanghai Baosight Software Co. Ltd. Class B	33,232	45,029
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	627	11,524
Shanghai International Airport Co. Ltd. Class A	1,400	6,209
Shanghai M&G Stationery, Inc. Class A	1,900	7,690
Shanghai Pudong Development Bank Co. Ltd. Class A	8,624	16,711
Shanghai RAAS Blood Products Co. Ltd. Class A	12,300	11,797
Shanxi Coking Coal Energy Group Co. Ltd. Class A	8,700	7,773
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,260	31,027
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,300	40,789

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Shenzhen Transsion Holdings Co. Ltd. Class A	959	$10,670
Shenzhou International Group Holdings Ltd.	1,400	9,952
Sichuan Chuantou Energy Co. Ltd. Class A	11,099	24,853
Sinopharm Group Co. Ltd. Class H	12,000	28,097
Sungrow Power Supply Co. Ltd. Class A	1,080	10,218
Sunny Optical Technology Group Co. Ltd.	1,393	12,306
Suzhou TFC Optical Communication Co. Ltd. Class A	980	10,923
TCL Technology Group Corp. Class A (b)	28,220	17,059
Tencent Holdings Ltd.	4,278	274,119
Tencent Music Entertainment Group ADR	692	13,487
Tianshui Huatian Technology Co. Ltd. Class A	5,000	7,050
Tingyi Cayman Islands Holding Corp.	44,000	64,459
Tongling Nonferrous Metals Group Co. Ltd. Class A	10,600	4,943
Tongwei Co. Ltd. Class A (b)	6,400	14,966
TravelSky Technology Ltd. Class H	7,000	9,363
Trip.com Group Ltd.	484	28,115
Tsingtao Brewery Co. Ltd. Class H	6,000	39,172
Unigroup Guoxin Microelectronics Co. Ltd. Class A	979	9,001
Vipshop Holdings Ltd. ADR	3,858	58,063
Wanhua Chemical Group Co. Ltd. Class A	1,000	7,575
Want Want China Holdings Ltd.	148,000	103,317
Weichai Power Co. Ltd. Class H	12,000	24,367
Wens Foodstuff Group Co. Ltd. Class A	10,500	25,036
Western Securities Co. Ltd. Class A	3,900	4,290
Wintime Energy Group Co. Ltd. Class A	3,200	599
Wuhan Guide Infrared Co. Ltd. Class A (b)	17,100	24,469
Wuliangye Yibin Co. Ltd. Class A	2,900	48,137
WuXi AppTec Co. Ltd. Class A	3,400	33,012
WuXi AppTec Co. Ltd. Class H (a) (d)	1,620	16,231
Wuxi Biologics Cayman, Inc. (b) (d)	2,000	6,535
Xiaomi Corp. Class B (b) (d)	13,000	99,280
Xinjiang Daqo New Energy Co. Ltd. Class A (b)	4,502	13,400
XPeng, Inc. Class A (b)	1,000	8,994
Yadea Group Holdings Ltd. (a) (d)	3,130	5,008
Yankuang Energy Group Co. Ltd. Class H	13,000	12,934
Yealink Network Technology Corp. Ltd. Class A	2,770	13,442
Yum China Holdings, Inc.	715	31,968
Security Description	Shares	Value
Yunnan Baiyao Group Co. Ltd. Class A	1,040	$8,100
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	600	16,753
Zhejiang Dahua Technology Co. Ltd. Class A	1,500	3,325
Zhejiang Expressway Co. Ltd. Class H	21,320	19,609
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,200	4,548
Zhejiang Supor Co. Ltd. Class A	1,000	7,314
Zhongji Innolight Co. Ltd. Class A	860	17,512
Zhongsheng Group Holdings Ltd.	4,500	6,936
Zhuzhou CRRC Times Electric Co. Ltd. Class H	1,100	4,428
Zijin Mining Group Co. Ltd. Class A	5,800	15,789
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	1,347	1,360
ZTE Corp. Class A	6,600	29,936
ZTE Corp. Class H (a)	2,280	7,058
ZTO Express Cayman, Inc.	265	4,675
		10,145,720
COLOMBIA — 0.0% *
Grupo Cibest SA	509	6,355
Interconexion Electrica SA ESP	969	4,692
		11,047
CZECH REPUBLIC — 0.2%
CEZ AS	1,133	66,342
Moneta Money Bank AS (d)	1,864	12,818
		79,160
EGYPT — 0.2%
Commercial International Bank - Egypt (CIB)	24,160	41,104
Commercial International Bank - Egypt (CIB) GDR	15,529	26,089
Eastern Co. SAE	17,695	10,713
Talaat Moustafa Group	6,206	6,957
		84,863
GREECE — 1.0%
Alpha Bank SA	8,470	29,728
Eurobank Ergasias Services & Holdings SA Class A	8,183	28,010
FF Group (b) (e)	491	—
Hellenic Telecommunications Organization SA	5,845	110,739
Jumbo SA	2,060	70,851
National Bank of Greece SA	3,429	43,592
OPAP SA	3,916	88,489
Piraeus Financial Holdings SA	3,083	21,287
		392,696
HONG KONG — 0.1%
China Common Rich Renewable Energy Investments Ltd. (b) (e)	598,000	—

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
China Huishan Dairy Holdings Co. Ltd. (b) (e)	1,072,393	$—
Orient Overseas International Ltd.	1,500	25,490
Sino Biopharmaceutical Ltd.	8,000	5,361
		30,851
HUNGARY — 0.4%
MOL Hungarian Oil & Gas PLC	4,738	41,104
OTP Bank Nyrt	763	60,726
Richter Gedeon Nyrt	1,188	34,889
		136,719
INDIA — 21.4%
ABB India Ltd.	548	38,854
Adani Ports & Special Economic Zone Ltd.	612	10,349
Adani Power Ltd. (b)	1,190	8,128
Ambuja Cements Ltd.	626	4,215
APL Apollo Tubes Ltd.	268	5,435
Apollo Hospitals Enterprise Ltd.	580	48,978
Asian Paints Ltd.	5,495	150,004
Astral Ltd.	1,362	23,930
Aurobindo Pharma Ltd. (b)	1,051	13,907
Avenue Supermarts Ltd. (b) (d)	642	32,731
Axis Bank Ltd.	4,544	63,540
Bajaj Auto Ltd.	1,155	112,806
Bajaj Finance Ltd.	1,360	14,851
Bajaj Finserv Ltd.	391	9,374
Balkrishna Industries Ltd.	452	12,888
Bank of Baroda	4,269	12,384
Bharat Electronics Ltd.	36,878	181,251
Bharat Petroleum Corp. Ltd.	8,289	32,084
Bharti Airtel Ltd.	10,067	235,898
Bosch Ltd.	113	43,060
Britannia Industries Ltd.	2,054	140,135
BSE Ltd.	1,817	58,690
CG Power & Industrial Solutions Ltd.	6,648	52,879
Cipla Ltd.	8,900	156,279
Coal India Ltd.	23,194	106,004
Colgate-Palmolive India Ltd.	2,873	80,639
Cummins India Ltd.	1,498	59,378
Dabur India Ltd.	10,232	57,895
Divi's Laboratories Ltd.	629	49,944
Dixon Technologies India Ltd.	408	71,281
Dr. Reddy's Laboratories Ltd.	6,715	100,482
Dr. Reddy's Laboratories Ltd. ADR	4,578	68,807
Eicher Motors Ltd.	1,766	116,481
Eternal Ltd. (b)	9,983	30,749
FSN E-Commerce Ventures Ltd. (b)	8,438	20,504
GAIL India Ltd. GDR	861	11,451
Godrej Consumer Products Ltd.	597	8,203
Grasim Industries Ltd.	576	19,105
Havells India Ltd.	2,121	38,362
HCL Technologies Ltd.	17,342	349,550
HDFC Asset Management Co. Ltd. (d)	1,164	70,467
Security Description	Shares	Value
HDFC Bank Ltd.	9,208	$214,900
HDFC Life Insurance Co. Ltd. (d)	1,412	13,407
Hero MotoCorp Ltd.	1,547	76,432
Hindalco Industries Ltd.	2,803	22,645
Hindustan Aeronautics Ltd.	2,110	119,814
Hindustan Petroleum Corp. Ltd.	3,431	17,525
Hindustan Unilever Ltd.	10,879	291,079
Hyundai Motor India Ltd. (b)	1,844	47,728
ICICI Bank Ltd.	3,822	64,434
ICICI Bank Ltd. ADR	1,869	62,873
ICICI Lombard General Insurance Co. Ltd. (d)	2,561	60,925
Indian Hotels Co. Ltd.	4,430	39,274
Indian Oil Corp. Ltd.	13,015	22,303
Indian Railway Catering & Tourism Corp. Ltd.	3,037	27,675
Indus Towers Ltd. (b)	13,198	64,805
IndusInd Bank Ltd. (b)	2,161	21,975
Infosys Ltd.	25,475	475,815
Infosys Ltd. ADR (a)	19,138	354,627
InterGlobe Aviation Ltd. (b) (d)	262	18,258
ITC Ltd.	45,506	220,977
Jio Financial Services Ltd. (b)	5,450	20,765
JSW Steel Ltd.	1,476	17,564
Jubilant Foodworks Ltd.	1,848	15,123
Kotak Mahindra Bank Ltd.	3,201	80,753
Larsen & Toubro Ltd.	20	856
Larsen & Toubro Ltd. GDR	572	24,482
LTIMindtree Ltd. (d)	1,828	113,333
Lupin Ltd.	2,621	59,229
Mahindra & Mahindra Ltd.	57	2,116
Mahindra & Mahindra Ltd. GDR	772	28,255
Mankind Pharma Ltd. (b)	905	24,480
Marico Ltd.	12,873	108,428
Maruti Suzuki India Ltd.	633	91,525
Max Healthcare Institute Ltd.	1,417	21,083
Mphasis Ltd.	1,210	40,146
MRF Ltd.	53	87,979
Nestle India Ltd.	6,580	189,152
NMDC Ltd.	28,359	23,147
NTPC Ltd.	7,062	27,578
Oil & Natural Gas Corp. Ltd.	10,400	29,615
Oracle Financial Services Software Ltd.	166	17,394
Page Industries Ltd.	156	89,878
Persistent Systems Ltd.	1,824	128,495
Petronet LNG Ltd.	10,328	36,358
PI Industries Ltd.	1,177	56,334
Pidilite Industries Ltd.	3,413	121,556
Polycab India Ltd.	575	43,923
Power Finance Corp. Ltd.	3,232	16,107
Power Grid Corp. of India Ltd.	8,593	30,049
REC Ltd.	1,947	9,136
Reliance Industries Ltd.	4,897	85,686
Reliance Industries Ltd. GDR (d)	1,324	92,415
SBI Life Insurance Co. Ltd. (d)	286	6,131

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Shree Cement Ltd.	12	$4,342
Shriram Finance Ltd.	991	8,168
Siemens Ltd.	81	3,071
Solar Industries India Ltd.	286	58,687
Sona Blw Precision Forgings Ltd. (d)	727	4,080
SRF Ltd.	430	16,256
State Bank of India	1,186	11,345
State Bank of India GDR	304	28,971
Sun Pharmaceutical Industries Ltd.	5,146	100,550
Supreme Industries Ltd.	677	34,666
Tata Consultancy Services Ltd.	15,344	619,414
Tata Elxsi Ltd.	1,061	78,066
Tata Motors Ltd.	2,396	19,222
Tata Power Co. Ltd.	1,569	7,418
Tata Steel Ltd.	9,344	17,407
Tata Steel Ltd. GDR	692	12,906
Tech Mahindra Ltd.	4,737	93,182
Titan Co. Ltd. (b)	4,449	191,438
Torrent Pharmaceuticals Ltd.	3,153	125,304
Trent Ltd.	575	41,687
Tube Investments of India Ltd.	426	15,443
TVS Motor Co. Ltd.	510	17,353
UltraTech Cement Ltd.	88	12,409
United Spirits Ltd.	2,765	46,044
UPL Ltd.	1,110	8,559
Varun Beverages Ltd.	2,351	12,543
Vedanta Ltd.	2,537	13,633
Wipro Ltd.	29,237	90,677
Yes Bank Ltd. (b)	27,937	6,626
Zydus Lifesciences Ltd.	1,144	13,205
		8,411,166
INDONESIA — 1.4%
Alamtri Resources Indonesia Tbk. PT	62,500	7,045
Astra International Tbk. PT	54,500	15,106
Bank Central Asia Tbk. PT	752,025	401,837
Bank Mandiri Persero Tbk. PT	70,000	21,041
Bank Negara Indonesia Persero Tbk. PT	21,700	5,507
Bank Rakyat Indonesia Persero Tbk. PT	92,849	21,389
GoTo Gojek Tokopedia Tbk. PT (b)	1,052,000	3,758
Indofood Sukses Makmur Tbk. PT	18,000	9,009
Sumber Alfaria Trijaya Tbk. PT	217,400	32,004
Telkom Indonesia Persero Tbk. PT	116,175	19,893
United Tractors Tbk. PT	21,100	27,878
		564,467
KUWAIT — 0.9%
Kuwait Finance House KSCP	49,603	130,112
Mobile Telecommunications Co. KSCP	12,103	19,119
National Bank of Kuwait SAKP	67,107	219,264
		368,495
Security Description	Shares	Value
LUXEMBOURG — 0.0% *
Reinet Investments SCA	553	$17,929
MALAYSIA — 1.8%
AMMB Holdings Bhd.	10,800	13,082
CelcomDigi Bhd.	14,500	13,534
CIMB Group Holdings Bhd.	19,432	31,337
Gamuda Bhd.	13,533	15,395
Genting Bhd.	7,900	5,723
Hong Leong Bank Bhd.	13,920	64,798
IHH Healthcare Bhd.	66,100	107,066
IOI Corp. Bhd.	8,100	7,195
Kuala Lumpur Kepong Bhd.	1,231	6,052
Malayan Banking Bhd.	67,740	156,057
Maxis Bhd.	10,500	9,002
MISC Bhd.	10,900	19,649
Mr. DIY Group M Bhd. (d)	89,250	34,763
Nestle Malaysia Bhd.	600	10,933
Petronas Chemicals Group Bhd.	7,800	6,465
Petronas Dagangan Bhd.	3,600	18,400
PPB Group Bhd.	760	1,855
Public Bank Bhd.	40,455	41,411
QL Resources Bhd.	39,500	43,154
SD Guthrie Bhd.	3,867	4,261
Sime Darby Bhd.	9,127	3,577
Telekom Malaysia Bhd.	22,659	35,249
Tenaga Nasional Bhd.	20,900	71,379
		720,337
MEXICO — 1.8%
Alfa SAB de CV Class A (a)	18,775	13,774
America Movil SAB de CV	91,194	80,999
Arca Continental SAB de CV	285	2,992
Cemex SAB de CV (a)	44,103	30,232
Coca-Cola Femsa SAB de CV (a)	523	5,033
Fibra Uno Administracion SA de CV REIT	9,612	13,188
Fomento Economico Mexicano SAB de CV	2,161	22,100
Gruma SAB de CV Class B (a)	1,400	23,993
Grupo Aeroportuario del Centro Norte SAB de CV	3,663	47,794
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	66	1,505
Grupo Aeroportuario del Sureste SAB de CV Class B (a)	1,815	57,552
Grupo Bimbo SAB de CV (a)	6,669	18,480
Grupo Carso SAB de CV (a)	628	4,447
Grupo Financiero Banorte SAB de CV Class O (a)	6,166	55,981
Grupo Financiero Inbursa SAB de CV Class O (a)	2,916	7,477
Grupo Mexico SAB de CV (a)	5,043	30,340
Industrias Penoles SAB de CV (a) (b)	396	10,937
Kimberly-Clark de Mexico SAB de CV Class A (a)	1,373	2,495

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Promotora y Operadora de Infraestructura SAB de CV	154	$1,723
Qualitas Controladora SAB de CV	1,400	14,279
Southern Copper Corp.	823	83,263
Wal-Mart de Mexico SAB de CV (a)	56,874	187,101
		715,685
PERU — 0.4%
Cia de Minas Buenaventura SAA ADR	3,035	49,835
Credicorp Ltd.	495	110,642
		160,477
PHILIPPINES — 0.7%
Ayala Corp.	430	4,351
Ayala Land, Inc.	4,800	2,301
Bank of the Philippine Islands	27,647	63,804
BDO Unibank, Inc.	19,529	52,974
International Container Terminal Services, Inc.	4,940	36,044
Jollibee Foods Corp.	8,890	34,089
Manila Electric Co.	6,490	62,043
Metropolitan Bank & Trust Co.	3,206	4,126
PLDT, Inc.	356	7,691
SM Investments Corp.	645	9,985
SM Prime Holdings, Inc.	9,500	3,955
		281,363
POLAND — 0.8%
Bank Polska Kasa Opieki SA	464	23,754
Budimex SA	136	20,970
CD Projekt SA	85	6,605
Dino Polska SA (b) (d)	475	69,139
KGHM Polska Miedz SA (b)	359	12,805
LPP SA	2	8,119
mBank SA (b)	113	24,953
ORLEN SA	3,228	73,336
PGE Polska Grupa Energetyczna SA (b)	5,592	17,648
Powszechna Kasa Oszczednosci Bank Polski SA	1,468	30,564
Powszechny Zaklad Ubezpieczen SA	1,173	20,449
Santander Bank Polska SA	86	11,747
		320,089
QATAR — 1.1%
Al Rayan Bank	27,771	17,756
Commercial Bank PSQC	8,863	11,076
Dukhan Bank	17,644	17,629
Industries Qatar QSC	4,898	16,614
Ooredoo QPSC	20,415	71,657
Qatar Electricity & Water Co. QSC	13,024	57,948
Qatar Fuel QSC	11,577	47,631
Qatar Gas Transport Co. Ltd.	10,160	13,841
Qatar Islamic Bank QPSC	6,558	39,895
Qatar National Bank QPSC	24,823	118,286
		412,333
Security Description	Shares	Value
ROMANIA — 0.0% *
NEPI Rockcastle NV	657	$4,989
RUSSIA — 0.0%
Alrosa PJSC (e)	72,138	—
Inter RAO UES PJSC (b) (e)	435,055	—
LUKOIL PJSC (b) (e)	3,065	—
Moscow Exchange MICEX-RTS PJSC (b) (e)	5,004	—
Novolipetsk Steel PJSC (b) (e)	6,756	—
PhosAgro PJSC GDR (b) (e)	401	—
Polyus PJSC (b) (e)	810	—
Polyus PJSC GDR (b) (e)	1,392	—
Rosneft Oil Co. PJSC (e)	15,529	—
Sberbank of Russia PJSC (e)	57,120	—
Severstal PAO GDR (b) (e)	5,724	—
Surgutneftegas PJSC ADR (b) (e)	34,802	—
VTB Bank PJSC (b) (e)	6,467	—
		—
SAUDI ARABIA — 5.5%
ACWA Power Co. (b)	218	14,880
Al Rajhi Bank	5,486	138,375
Alinma Bank	4,481	32,044
Almarai Co. JSC	3,276	44,286
Arab National Bank	2,358	13,656
Arabian Internet & Communications Services Co.	1,120	79,554
Bank AlBilad	1,523	10,688
Bank Al-Jazira (b)	2,226	7,627
Banque Saudi Fransi	3,373	16,062
Bupa Arabia for Cooperative Insurance Co.	1,222	58,029
Co. for Cooperative Insurance	1,499	63,149
Dallah Healthcare Co.	285	9,924
Dar Al Arkan Real Estate Development Co. (b)	5,203	26,636
Dr. Sulaiman Al Habib Medical Services Group Co.	1,947	140,788
Elm Co.	608	162,355
Etihad Etisalat Co.	7,186	113,619
Jarir Marketing Co.	25,357	84,783
Mouwasat Medical Services Co.	1,086	21,847
Nahdi Medical Co.	612	20,838
Riyad Bank	2,932	22,468
SABIC Agri-Nutrients Co.	2,684	76,716
Sahara International Petrochemical Co.	481	2,542
SAL Saudi Logistics Services	268	13,420
Saudi Arabian Mining Co. (b)	831	11,876
Saudi Arabian Oil Co. (d)	86,268	559,383
Saudi Awwal Bank	1,906	17,126
Saudi Basic Industries Corp.	4,627	67,422
Saudi Electricity Co.	10,487	41,104
Saudi Kayan Petrochemical Co. (b)	907	1,250
Saudi National Bank	7,093	68,311
Saudi Tadawul Group Holding Co.	37	1,740
Saudi Telecom Co.	16,847	191,087

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Yanbu National Petrochemical Co.	1,527	$12,296
		2,145,881
SOUTH AFRICA — 2.3%
Absa Group Ltd.	3,350	33,177
Aspen Pharmacare Holdings Ltd.	741	4,982
Bid Corp. Ltd.	524	13,783
Bidvest Group Ltd.	854	11,222
Capitec Bank Holdings Ltd.	902	180,233
Clicks Group Ltd.	2,461	51,377
Discovery Ltd.	655	7,917
FirstRand Ltd.	8,758	37,301
Gold Fields Ltd.	8,385	196,177
Harmony Gold Mining Co. Ltd.	736	10,139
Impala Platinum Holdings Ltd. (b)	2,185	19,541
Kumba Iron Ore Ltd.	1,010	16,200
MTN Group Ltd.	4,796	38,009
Naspers Ltd. Class N	127	39,415
Nedbank Group Ltd.	1,277	17,465
Old Mutual Ltd.	18,018	12,238
OUTsurance Group Ltd.	5,456	24,048
Remgro Ltd.	1,226	10,914
Sanlam Ltd.	14,287	71,285
Sasol Ltd. (b)	6,813	30,194
Shoprite Holdings Ltd.	997	15,537
Standard Bank Group Ltd.	3,162	40,484
Valterra Platinum Ltd.	263	11,696
Vodacom Group Ltd.	1,047	8,054
Woolworths Holdings Ltd.	2,948	8,586
		909,974
SOUTH KOREA — 7.9%
Amorepacific Corp.	39	3,950
Celltrion, Inc.	216	25,544
CJ CheilJedang Corp.	56	10,332
Coway Co. Ltd.	96	6,886
DB Insurance Co. Ltd.	288	26,312
Doosan Bobcat, Inc.	88	3,795
Doosan Enerbility Co. Ltd. (b)	300	15,205
Hana Financial Group, Inc.	1,734	110,880
Hankook Tire & Technology Co. Ltd.	291	8,571
Hanmi Semiconductor Co. Ltd.	327	24,714
Hanwha Aerospace Co. Ltd.	26	16,337
HD Hyundai Co. Ltd.	446	42,796
HD Hyundai Electric Co. Ltd.	225	84,525
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	42	11,390
HMM Co. Ltd.	2,025	33,760
Hyundai Glovis Co. Ltd.	126	12,585
Hyundai Mobis Co. Ltd.	297	63,159
Hyundai Motor Co.	702	105,851
Hyundai Motor Co. GDR	184	9,927
Hyundai Motor Co. Preference Shares (c)	232	27,315
Hyundai Motor Co. Preference Shares (c)	315	36,061
Industrial Bank of Korea	1,901	25,720
Security Description	Shares	Value
Kakao Corp.	250	$11,114
KB Financial Group, Inc.	120	9,861
KB Financial Group, Inc. ADR (a)	1,270	104,889
Kia Corp.	1,143	82,066
Korea Aerospace Industries Ltd.	106	7,053
Korea Electric Power Corp.	2,056	59,870
Korea Electric Power Corp. ADR	2,984	42,492
Korea Investment Holdings Co. Ltd.	354	36,617
Korea Zinc Co. Ltd.	10	6,069
Korean Air Lines Co. Ltd.	393	6,668
Krafton, Inc. (b)	50	13,448
KT&G Corp.	544	51,474
LG Chem Ltd.	213	33,380
LG Corp.	336	19,817
LG Display Co. Ltd. (b)	1,288	8,551
LG Display Co. Ltd. ADR (b)	1,546	5,287
LG Electronics, Inc.	826	45,168
LG Energy Solution Ltd. (b)	47	10,343
LG H&H Co. Ltd.	37	8,759
LG Innotek Co. Ltd.	97	10,594
LG Uplus Corp.	3,829	40,571
Meritz Financial Group, Inc.	200	16,672
Mirae Asset Securities Co. Ltd.	428	6,803
NAVER Corp.	178	34,621
Orion Corp.	473	38,132
POSCO Holdings, Inc.	294	56,857
POSCO Holdings, Inc. ADR	640	31,034
Posco International Corp.	58	2,136
Samsung Biologics Co. Ltd. (b) (d)	123	90,409
Samsung C&T Corp.	268	32,050
Samsung Electro-Mechanics Co. Ltd.	299	29,842
Samsung Electronics Co. Ltd.	13,058	578,593
Samsung Electronics Co. Ltd. Preference Shares	3,996	146,563
Samsung Fire & Marine Insurance Co. Ltd.	70	22,510
Samsung Heavy Industries Co. Ltd. (b)	100	1,242
Samsung Life Insurance Co. Ltd.	292	27,564
Samsung SDI Co. Ltd.	180	23,047
Samsung SDS Co. Ltd.	780	98,020
Samyang Foods Co. Ltd.	44	45,480
Shinhan Financial Group Co. Ltd.	263	11,965
Shinhan Financial Group Co. Ltd. ADR	1,895	85,616
SK Hynix, Inc.	676	146,260
SK Innovation Co. Ltd.	415	37,638
SK Square Co. Ltd. (b)	45	6,102
SK Telecom Co. Ltd.	1,723	72,387
SK, Inc.	498	75,460
S-Oil Corp.	135	5,992
Woori Financial Group, Inc.	3,638	60,517
Yuhan Corp.	53	4,092
		3,107,310

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
TAIWAN — 15.6%
Accton Technology Corp.	6,000	$149,938
Acer, Inc.	11,258	11,677
Advantech Co. Ltd.	9,220	107,312
ASE Technology Holding Co. Ltd.	7,124	35,971
Asia Cement Corp.	10,200	14,892
Asia Vital Components Co. Ltd.	3,000	76,304
Asustek Computer, Inc.	1,000	22,046
AUO Corp.	18,600	7,864
Catcher Technology Co. Ltd.	13,000	94,345
Cathay Financial Holding Co. Ltd.	17,179	36,932
Chailease Holding Co. Ltd.	1,898	8,219
Chang Hwa Commercial Bank Ltd.	12,263	7,850
Cheng Shin Rubber Industry Co. Ltd.	6,000	7,764
China Steel Corp.	16,440	10,580
Chunghwa Telecom Co. Ltd.	46,540	215,079
Compal Electronics, Inc.	27,000	26,804
CTBC Financial Holding Co. Ltd.	26,900	40,241
Delta Electronics, Inc.	1,623	22,946
E Ink Holdings, Inc.	1,000	7,565
E.Sun Financial Holding Co. Ltd.	87,841	98,781
Eclat Textile Co. Ltd. (b)	2,379	33,390
Elite Material Co. Ltd.	3,000	90,579
eMemory Technology, Inc.	1,000	80,789
Evergreen Marine Corp. Taiwan Ltd.	3,626	24,701
Far Eastern New Century Corp.	8,560	9,641
Far EasTone Telecommunications Co. Ltd.	56,449	173,142
Feng TAY Enterprise Co. Ltd.	4,037	16,929
First Financial Holding Co. Ltd.	147,348	146,531
Formosa Chemicals & Fibre Corp.	10,000	7,839
Formosa Plastics Corp.	11,000	13,123
Fortune Electric Co. Ltd.	1,200	23,128
Fubon Financial Holding Co. Ltd.	14,688	43,895
Gigabyte Technology Co. Ltd.	1,000	9,688
Global Unichip Corp.	1,000	44,673
Globalwafers Co. Ltd.	1,000	10,321
Hon Hai Precision Industry Co. Ltd.	32,730	180,389
Hua Nan Financial Holdings Co. Ltd.	81,427	75,819
Innolux Corp.	40,857	16,364
International Games System Co. Ltd.	3,000	88,115
Inventec Corp.	6,000	8,688
Jentech Precision Industrial Co. Ltd.	1,000	51,691
KGI Financial Holding Co. Ltd.	19,300	9,877
Lite-On Technology Corp.	4,952	18,732
Lotes Co. Ltd.	1,000	46,214
MediaTek, Inc.	15,877	679,387
Mega Financial Holding Co. Ltd.	49,385	69,398
Micro-Star International Co. Ltd.	3,000	14,737
Nan Ya Plastics Corp.	12,000	11,215
Nien Made Enterprise Co. Ltd.	2,000	27,900
Novatek Microelectronics Corp.	9,000	167,911
Pegatron Corp.	6,000	15,774
Pou Chen Corp. (b)	19,000	20,130
Security Description	Shares	Value
President Chain Store Corp.	16,000	$140,490
Quanta Computer, Inc.	27,000	253,714
Realtek Semiconductor Corp.	6,000	116,459
Ruentex Development Co. Ltd.	5,968	6,078
Shanghai Commercial & Savings Bank Ltd.	13,295	21,118
Shin Kong Financial Holding Co. Ltd. (b)	36,977	14,304
SinoPac Financial Holdings Co. Ltd.	18,692	15,485
Synnex Technology International Corp.	20,900	46,076
Taishin Financial Holding Co. Ltd.	14,549	7,844
Taiwan Business Bank	54,302	28,534
Taiwan Cooperative Financial Holding Co. Ltd.	169,074	143,249
Taiwan High Speed Rail Corp.	33,000	31,913
Taiwan Mobile Co. Ltd.	51,542	202,907
Taiwan Semiconductor Manufacturing Co. Ltd.	38,495	1,396,847
TCC Group Holdings Co. Ltd.	22,019	19,221
Unimicron Technology Corp.	3,000	11,708
Uni-President Enterprises Corp.	26,164	72,548
United Microelectronics Corp.	58,000	87,759
Vanguard International Semiconductor Corp.	3,274	11,264
Voltronic Power Technology Corp.	1,000	43,133
Wan Hai Lines Ltd.	1,100	3,351
Wistron Corp.	7,000	29,354
Wiwynn Corp.	1,000	86,608
WPG Holdings Ltd.	17,280	41,526
Yageo Corp.	1,138	18,894
Yang Ming Marine Transport Corp.	7,000	17,038
Yuanta Financial Holding Co. Ltd.	24,738	28,920
Zhen Ding Technology Holding Ltd.	3,000	10,321
		6,140,483
THAILAND — 1.6%
Advanced Info Service PCL	24,522	209,701
Airports of Thailand PCL	33,400	31,079
Airports of Thailand PCL NVDR	14,670	13,651
Bangkok Dusit Medical Services PCL Class F	74,292	47,534
Bumrungrad Hospital PCL	15,164	65,071
Charoen Pokphand Foods PCL	13,386	9,471
CP ALL PCL	12,461	16,866
Delta Electronics Thailand PCL	33,100	97,746
Gulf Development PCL (b)	2,500	2,980
Home Product Center PCL	66,274	13,251
Kasikornbank PCL	3,400	16,054
Krung Thai Bank PCL	20,768	13,607
Minor International PCL	885	632
Minor International PCL NVDR	2,061	1,471
PTT Exploration & Production PCL	1,228	4,136
PTT Oil & Retail Business PCL	37,700	13,105
PTT PCL	43,760	40,383
SCB X PCL	2,475	8,946
Siam Cement PCL	3,124	16,144

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Siam Cement PCL NVDR	1,200	$6,201
True Corp. PCL (b)	13,965	4,768
		632,797
TURKEY — 0.9%
Akbank TAS	8,503	14,573
Aselsan Elektronik Sanayi Ve Ticaret AS	10,944	41,473
BIM Birlesik Magazalar AS	1,944	24,170
Coca-Cola Icecek AS	15,105	18,676
Eregli Demir ve Celik Fabrikalari TAS	6,625	4,438
Ford Otomotiv Sanayi AS	14,927	33,479
Haci Omer Sabanci Holding AS	5,642	12,711
KOC Holding AS	6,263	24,238
Pegasus Hava Tasimaciligi AS (b)	3,817	24,652
Sasa Polyester Sanayi AS (b)	38,823	2,985
Turk Hava Yollari AO	8,507	60,606
Turkcell Iletisim Hizmetleri AS	7,792	18,827
Turkiye Is Bankasi AS Class C	26,417	8,862
Turkiye Petrol Rafinerileri AS	6,044	21,264
Turkiye Sise ve Cam Fabrikalari AS	12,731	11,530
Yapi ve Kredi Bankasi AS (b)	15,885	12,654
		335,138
UNITED ARAB EMIRATES — 2.9%
Abu Dhabi Commercial Bank PJSC	8,851	32,485
Abu Dhabi Islamic Bank PJSC	15,819	92,601
Abu Dhabi National Oil Co. for Distribution PJSC	118,207	118,115
ADNOC Drilling Co. PJSC	46,662	72,416
Adnoc Gas PLC	58,323	54,308
Aldar Properties PJSC	11,560	28,075
Americana Restaurants International PLC - Foreign Co.	68,574	42,008
Dubai Electricity & Water Authority PJSC	39,664	30,454
Dubai Islamic Bank PJSC	60,966	150,554
Emaar Development PJSC	11,046	40,601
Emaar Properties PJSC	15,784	58,446
Emirates NBD Bank PJSC	14,259	88,516
Emirates Telecommunications Group Co. PJSC	32,383	155,177
First Abu Dhabi Bank PJSC	21,359	96,535
Multiply Group PJSC (b)	39,550	25,951
Salik Co. PJSC	23,994	39,523
		1,125,765
UNITED KINGDOM — 0.1%
Anglogold Ashanti PLC	481	21,677
UNITED STATES — 0.1%
JBS NV BDR (b)	1,849	26,503
Legend Biotech Corp. ADR (a) (b)	835	29,634
		56,137
TOTAL COMMON STOCKS (Cost $31,283,485)		39,207,574
Security Description	Shares	Value
PREFERRED STOCKS — 0.1%
COLOMBIA — 0.1%
Grupo Cibest SA Preference Shares 9.80% (Cost $15,770)	1,938	$21,899
RIGHTS — 0.0% *
SOUTH KOREA — 0.0% *
Hanwha Aerospace Co. Ltd. (expiring 07/02/25) (b) (Cost $0)	1	122
SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (f) (g)	133,344	133,344
State Street Navigator Securities Lending Portfolio II (h) (i)	951,714	951,714
TOTAL SHORT-TERM INVESTMENTS (Cost $1,085,058)		1,085,058
TOTAL INVESTMENTS — 102.4% (Cost $32,384,313)		40,314,653
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(949,850)
NET ASSETS — 100.0%		$39,364,803
(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.3% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$38,596,100	$611,474	$0(a)	$39,207,574
Preferred Stocks	21,899	—	—	21,899
Rights	—	122	—	122
Short-Term Investments	1,085,058	—	—	1,085,058
TOTAL INVESTMENTS	$39,703,057	$611,596	$0	$40,314,653
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2025.

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	235,338	$235,338	$3,444,786	$3,546,780	$—	$—	133,344	$133,344	$4,779
State Street Navigator Securities Lending Portfolio II	968,632	968,632	7,772,195	7,789,113	—	—	951,714	951,714	2,035
Total		$1,203,970	$11,216,981	$11,335,893	$—	$—		$1,085,058	$6,814
See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.3%
ARGENTINA — 0.1%
Vista Energy SAB de CV ADR (a)	100	$4,781
AUSTRALIA — 0.0% *
Frontier Digital Ventures Ltd. (a)	4,616	635
BRAZIL — 6.5%
Allos SA	300	1,249
Ambev SA	3,000	7,322
Auren Energia SA	500	932
Automob Participacoes SA (a)	16	34
Azzas 2154 SA	100	788
B3 SA - Brasil Bolsa Balcao	4,200	11,220
Banco Bradesco SA	500	1,329
Banco Bradesco SA Preference Shares	4,000	12,335
Banco BTG Pactual SA	900	6,967
Banco do Brasil SA	1,700	6,881
Banco do Estado do Rio Grande do Sul SA Preference Shares	500	1,060
Banco Pan SA Preference Shares	600	889
Banco Santander Brasil SA	300	1,632
BB Seguridade Participacoes SA	300	1,968
Bradespar SA Preference Shares	300	863
Braskem SA Preference Shares (a)	300	499
Brava Energia (a)	300	956
BRF SA	700	2,583
Caixa Seguridade Participacoes SA	400	1,077
Centrais Eletricas Brasileiras SA	800	5,895
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	400	8,731
Cia de Saneamento de Minas Gerais Copasa MG	300	1,537
Cia De Sanena Do Parana	200	1,396
Cia Energetica de Minas Gerais	400	1,120
Cia Energetica de Minas Gerais Preference Shares	1,300	2,572
Cia Paranaense de Energia - Copel	800	1,709
Cia Paranaense de Energia - Copel Class B, Preference Shares	700	1,598
Cia Siderurgica Nacional SA	500	682
Cosan SA (a)	1,000	1,257
Cury Construtora e Incorporadora SA	200	1,082
Cyrela Brazil Realty SA Empreendimentos e Participacoes	300	1,437
Dexco SA	700	727
Direcional Engenharia SA	200	1,496
Embraer SA	500	7,055
Energisa SA	300	2,656
Eneva SA (a)	1,144	2,861
Engie Brasil Energia SA	100	832
Equatorial Energia SA	702	4,625
Fleury SA	400	954
Gerdau SA Preference Shares	1,100	3,225
GPS Participacoes e Empreendimentos SA (b)	400	1,159
Grupo Mateus SA	700	1,048
Security Description	Shares	Value
Hapvida Participacoes e Investimentos SA (a) (b)	247	$1,665
Hypera SA	300	1,495
Iguatemi SA	300	1,275
Inter & Co., Inc. BDR	148	1,090
Itau Unibanco Holding SA Preference Shares	3,740	25,320
Itausa SA Preference Shares	4,151	8,328
Klabin SA	700	2,366
Localiza Rent a Car SA	700	5,197
Lojas Renner SA	880	3,173
M Dias Branco SA	200	879
Magazine Luiza SA	400	722
Marcopolo SA Preference Shares	800	1,167
Marfrig Global Foods SA	400	1,678
Metalurgica Gerdau SA Preference Shares	600	982
Motiva Infraestrutura de Mobilidade SA	700	1,769
Multiplan Empreendimentos Imobiliarios SA	200	997
Natura & Co. Holding SA (a)	700	1,417
Neoenergia SA	300	1,405
NU Holdings Ltd. Class A (a)	1,900	26,068
Pagseguro Digital Ltd. Class A	200	1,928
Petroleo Brasileiro SA - Petrobras	2,800	17,489
Petroleo Brasileiro SA - Petrobras Preference Shares	3,100	17,823
Petroreconcavo SA	300	788
Porto Seguro SA	200	2,023
PRIO SA (a)	600	4,661
Raia Drogasil SA	800	2,216
Rede D'Or Sao Luiz SA (b)	800	5,192
Rumo SA	1,000	3,395
Santos Brasil Participacoes SA	600	1,520
Sao Martinho SA	200	644
Sendas Distribuidora SA	1,100	2,269
SLC Agricola SA	300	982
Smartfit Escola de Ginastica e Danca SA	305	1,388
StoneCo Ltd. Class A (a)	200	3,208
Suzano SA	600	5,630
Telefonica Brasil SA	560	3,169
TIM SA	600	2,424
TOTVS SA	400	3,094
Ultrapar Participacoes SA	600	1,928
Unipar Carbocloro SA Preference Shares	100	1,065
Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares (a)	900	679
Vale SA	2,700	26,046
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	700	536
Vibra Energia SA	900	3,572
Vivara Participacoes SA	200	991
VTEX Class A (a)	200	1,320
WEG SA	1,100	8,622

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Wilson Sons SA	300	$959
XP, Inc. BDR	274	5,500
		334,292
CAYMAN ISLANDS — 0.0% *
Patria Investments Ltd. Class A	100	1,406
CHILE — 0.8%
Aguas Andinas SA Class A	3,226	1,175
Banco de Chile	30,901	4,665
Banco de Credito e Inversiones SA	62	2,613
Banco Itau Chile SA	89	1,230
Banco Santander Chile	45,128	2,829
Cencosud SA	922	3,131
Cencosud Shopping SA	578	1,177
Cia Cervecerias Unidas SA	172	1,115
Cia Sud Americana de Vapores SA	14,286	729
Colbun SA	7,692	1,235
Embotelladora Andina SA Preference Shares	311	1,266
Empresas CMPC SA	861	1,314
Empresas Copec SA	272	1,849
Enel Americas SA	12,899	1,254
Enel Chile SA	20,038	1,481
Falabella SA	598	3,171
Latam Airlines Group SA	138,950	2,808
Parque Arauco SA	592	1,246
Quinenco SA	286	1,118
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares (a)	109	3,877
Vina Concha y Toro SA	813	936
		40,219
COLOMBIA — 0.1%
Cementos Argos SA	461	1,162
Ecopetrol SA	3,564	1,588
Grupo Cibest SA	206	2,572
Interconexion Electrica SA ESP	357	1,729
		7,051
CZECH REPUBLIC — 0.3%
CEZ AS	129	7,554
Komercni Banka AS	61	2,940
Moneta Money Bank AS (b)	406	2,792
		13,286
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	1,942	3,304
Eastern Co. SAE	2,128	1,288
EFG Holding SAE (a)	2,041	1,079
Talaat Moustafa Group	848	951
U Consumer Finance (a)	613	108
		6,730
GREECE — 1.0%
Aegean Airlines SA	82	1,174
Alpha Bank SA	1,669	5,858
Security Description	Shares	Value
Eurobank Ergasias Services & Holdings SA Class A	1,935	$6,623
GEK Terna SA	51	1,200
Hellenic Telecommunications Organization SA	141	2,671
Jumbo SA	88	3,027
LAMDA Development SA (a)	128	947
Metlen Energy & Metals SA	79	4,268
Motor Oil Hellas Corinth Refineries SA	58	1,611
National Bank of Greece SA	432	5,492
OPAP SA	134	3,028
Optima bank SA	72	1,690
Piraeus Financial Holdings SA	800	5,524
Public Power Corp. SA	183	2,977
Star Bulk Carriers Corp.	100	1,725
Tsakos Energy Navigation Ltd.	100	1,919
		49,734
HUNGARY — 0.4%
Magyar Telekom Telecommunications PLC	344	1,798
MOL Hungarian Oil & Gas PLC	320	2,776
OTP Bank Nyrt	168	13,371
Richter Gedeon Nyrt	97	2,849
		20,794
INDIA — 30.9%
360 ONE WAM Ltd.	227	3,162
Aarti Industries Ltd.	365	2,041
ABB India Ltd.	49	3,474
ACC Ltd.	92	2,057
Adani Energy Solutions Ltd. (a)	266	2,735
Adani Enterprises Ltd.	215	6,567
Adani Green Energy Ltd. (a)	280	3,349
Adani Ports & Special Economic Zone Ltd.	523	8,844
Adani Power Ltd. (a)	703	4,802
Adani Total Gas Ltd.	272	2,143
Aditya Birla Fashion & Retail Ltd. (a)	608	532
Aditya Birla Lifestyle Brands Ltd. (a)	608	1,114
Aditya Birla Real Estate Ltd.	74	2,102
Affle 3i Ltd. (a)	153	3,565
AIA Engineering Ltd.	49	1,891
Ajanta Pharma Ltd.	66	1,981
Alkem Laboratories Ltd.	36	2,073
Amara Raja Energy & Mobility Ltd.	164	1,845
Amber Enterprises India Ltd. (a)	44	3,473
Ambuja Cements Ltd.	667	4,491
Anant Raj Ltd.	295	1,948
Angel One Ltd.	82	2,795
Apar Industries Ltd.	22	2,237
APL Apollo Tubes Ltd.	166	3,366
Apollo Hospitals Enterprise Ltd.	73	6,164
Apollo Tyres Ltd.	389	2,036
Ashok Leyland Ltd.	1,634	4,781
Asian Paints Ltd.	309	8,435

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Astral Ltd.	144	$2,530
Atul Ltd.	27	2,353
AU Small Finance Bank Ltd. (b)	338	3,222
Aurobindo Pharma Ltd. (a)	211	2,792
Avenue Supermarts Ltd. (a) (b)	108	5,506
Axis Bank Ltd.	1,683	23,534
Bajaj Auto Ltd.	53	5,176
Bajaj Finance Ltd.	1,960	21,403
Bajaj Finserv Ltd.	250	5,993
Bajaj Holdings & Investment Ltd.	26	4,359
Balkrishna Industries Ltd.	74	2,110
Bandhan Bank Ltd. (b)	1,096	2,424
Bank of Baroda	985	2,857
BASF India Ltd.	27	1,625
Bata India Ltd.	150	2,136
Berger Paints India Ltd.	345	2,384
Bharat Electronics Ltd.	3,037	14,927
Bharat Forge Ltd.	244	3,722
Bharat Heavy Electricals Ltd.	1,325	4,114
Bharat Petroleum Corp. Ltd.	1,525	5,903
Bharti Airtel Ltd.	1,962	45,975
Biocon Ltd.	654	2,713
Birlasoft Ltd.	360	1,820
Blue Star Ltd.	150	2,861
Bosch Ltd.	8	3,049
Brigade Enterprises Ltd.	171	2,213
Britannia Industries Ltd.	72	4,912
Canara Bank	2,105	2,803
Carborundum Universal Ltd.	155	1,745
Castrol India Ltd.	875	2,262
Cello World Ltd.	237	1,686
CESC Ltd.	1,064	2,131
CG Power & Industrial Solutions Ltd.	595	4,733
Chambal Fertilisers & Chemicals Ltd.	391	2,577
Cholamandalam Financial Holdings Ltd.	102	2,576
Cholamandalam Investment & Finance Co. Ltd.	338	6,416
Cipla Ltd.	393	6,901
CMS Info Systems Ltd.	362	2,113
Coal India Ltd.	1,749	7,993
Cochin Shipyard Ltd. (b)	125	3,011
Coforge Ltd.	325	7,293
Cohance Lifesciences Ltd. (a)	178	2,009
Colgate-Palmolive India Ltd.	98	2,751
Computer Age Management Services Ltd.	58	2,902
Concord Biotech Ltd. (a)	108	2,317
Container Corp. of India Ltd.	233	2,064
Coromandel International Ltd.	128	3,739
Crompton Greaves Consumer Electricals Ltd.	763	3,160
Cummins India Ltd.	132	5,232
Cyient Ltd.	112	1,683
Dabur India Ltd.	435	2,461
Dalmia Bharat Ltd.	109	2,806
Security Description	Shares	Value
Deepak Nitrite Ltd.	91	$2,109
Delhivery Ltd. (a)	511	2,281
Divi's Laboratories Ltd.	91	7,226
Dixon Technologies India Ltd.	35	6,115
DLF Ltd.	554	5,412
Dr. Lal PathLabs Ltd. (b)	63	2,054
Dr. Reddy's Laboratories Ltd.	415	6,210
Eicher Motors Ltd.	110	7,255
EID Parry India Ltd. (a)	246	3,184
Elgi Equipments Ltd.	316	1,977
Emami Ltd.	286	1,906
Embassy Office Parks REIT	549	2,493
Escorts Kubota Ltd.	51	1,983
Eternal Ltd. (a)	5,174	15,936
Exide Industries Ltd.	511	2,310
Federal Bank Ltd.	1,629	4,048
Finolex Cables Ltd.	151	1,725
Firstsource Solutions Ltd.	685	2,992
Five-Star Business Finance Ltd. (a)	259	2,331
Fortis Healthcare Ltd.	538	4,984
FSN E-Commerce Ventures Ltd. (a)	1,314	3,193
GAIL India Ltd.	2,094	4,660
GE Vernova T&D India Ltd.	127	3,497
GlaxoSmithKline Pharmaceuticals Ltd.	78	3,082
Glenmark Pharmaceuticals Ltd.	140	2,863
GMR Airports Ltd. (a)	3,106	3,085
Godrej Consumer Products Ltd.	299	4,108
Godrej Properties Ltd. (a)	110	3,005
Grasim Industries Ltd.	243	8,060
Great Eastern Shipping Co. Ltd.	178	2,032
Grindwell Norton Ltd.	89	1,795
Gujarat Fluorochemicals Ltd.	50	2,117
Happiest Minds Technologies Ltd.	265	2,027
Havells India Ltd.	222	4,015
HCL Technologies Ltd.	772	15,561
HDFC Asset Management Co. Ltd. (b)	89	5,388
HDFC Bank Ltd.	4,091	95,477
HDFC Life Insurance Co. Ltd. (b)	749	7,112
Hero MotoCorp Ltd.	107	5,287
HFCL Ltd.	1,443	1,456
Himadri Speciality Chemical Ltd.	321	1,938
Hindalco Industries Ltd.	1,085	8,766
Hindustan Aeronautics Ltd.	162	9,199
Hindustan Copper Ltd.	614	2,000
Hindustan Petroleum Corp. Ltd.	780	3,984
Hindustan Unilever Ltd.	626	16,749
Hitachi Energy India Ltd.	15	3,499
Honeywell Automation India Ltd.	5	2,294
ICICI Bank Ltd.	3,773	63,608
ICICI Lombard General Insurance Co. Ltd. (b)	197	4,687
ICICI Prudential Life Insurance Co. Ltd. (b)	341	2,616
IDFC First Bank Ltd. (a)	6,825	5,797
Indian Bank	407	3,054

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Indian Energy Exchange Ltd. (b)	1,026	$2,310
Indian Hotels Co. Ltd.	768	6,809
Indian Oil Corp. Ltd.	2,843	4,872
Indian Railway Catering & Tourism Corp. Ltd.	306	2,788
Indian Railway Finance Corp. Ltd. (b)	1,559	2,576
Indian Renewable Energy Development Agency Ltd. (a)	929	1,843
Indraprastha Gas Ltd.	766	1,946
Indus Towers Ltd. (a)	1,111	5,455
IndusInd Bank Ltd. (a)	426	4,332
Info Edge India Ltd.	345	5,987
Infosys Ltd.	2,654	49,571
Inox Wind Ltd. (a)	896	1,832
InterGlobe Aviation Ltd. (a) (b)	133	9,269
Ipca Laboratories Ltd.	144	2,334
ITC Hotels Ltd. (a)	202	524
ITC Ltd.	2,029	9,853
JB Chemicals & Pharmaceuticals Ltd.	117	2,291
Jindal Stainless Ltd.	296	2,434
Jindal Steel & Power Ltd.	306	3,360
Jio Financial Services Ltd. (a)	2,592	9,876
JK Cement Ltd.	53	3,801
JSW Energy Ltd.	455	2,770
JSW Steel Ltd.	667	7,937
Jubilant Foodworks Ltd.	333	2,725
Kajaria Ceramics Ltd.	145	1,828
Kalpataru Projects International Ltd.	159	2,275
Kalyan Jewellers India Ltd.	325	2,106
Kaynes Technology India Ltd. (a)	39	2,772
KEC International Ltd.	204	2,185
KEI Industries Ltd.	65	2,875
Kotak Mahindra Bank Ltd.	793	20,005
KPIT Technologies Ltd.	187	2,745
Krishna Institute of Medical Sciences Ltd. (a) (b)	385	3,024
L&T Technology Services Ltd. (b)	40	2,053
Larsen & Toubro Ltd.	483	20,668
Laurus Labs Ltd. (b)	457	3,863
LIC Housing Finance Ltd.	335	2,417
Life Insurance Corp. of India	214	2,427
Linde India Ltd.	25	1,940
Lloyds Metals & Energy Ltd.	218	4,039
LTIMindtree Ltd. (b)	77	4,774
Lupin Ltd.	204	4,610
Macrotech Developers Ltd. (b)	249	4,019
Mahindra & Mahindra Financial Services Ltd.	727	2,288
Mahindra & Mahindra Ltd.	683	25,351
MakeMyTrip Ltd. (a)	100	9,802
Mankind Pharma Ltd. (a)	86	2,326
Marico Ltd.	369	3,108
Maruti Suzuki India Ltd.	96	13,881
Max Financial Services Ltd. (a)	254	4,878
Max Healthcare Institute Ltd.	601	8,942
Mazagon Dock Shipbuilders Ltd.	102	3,859
Security Description	Shares	Value
Motherson Sumi Wiring India Ltd.	3,040	$2,117
Mphasis Ltd.	123	4,081
MRF Ltd.	2	3,320
Multi Commodity Exchange of India Ltd.	37	3,859
Muthoot Finance Ltd.	109	3,335
Natco Pharma Ltd.	153	1,653
National Aluminium Co. Ltd.	1,004	2,256
Navin Fluorine International Ltd.	59	3,316
NBCC India Ltd.	1,782	2,550
NCC Ltd.	704	1,892
Nestle India Ltd.	209	6,008
NHPC Ltd.	2,783	2,785
Nippon Life India Asset Management Ltd. (b)	313	2,920
NMDC Ltd.	3,246	2,649
NTPC Ltd.	3,517	13,734
Oberoi Realty Ltd.	132	2,933
Oil & Natural Gas Corp. Ltd.	2,985	8,500
Oil India Ltd.	507	2,567
One 97 Communications Ltd. (a)	308	3,318
Oracle Financial Services Software Ltd.	26	2,724
Page Industries Ltd.	7	4,033
Patanjali Foods Ltd.	126	2,425
PB Fintech Ltd. (a)	289	6,146
Persistent Systems Ltd.	104	7,326
Petronet LNG Ltd.	651	2,292
Phoenix Mills Ltd.	181	3,296
PI Industries Ltd.	67	3,207
Pidilite Industries Ltd.	114	4,060
Piramal Pharma Ltd.	935	2,217
Polycab India Ltd.	46	3,514
Poonawalla Fincorp Ltd. (a)	534	2,902
Power Finance Corp. Ltd.	1,169	5,826
Power Grid Corp. of India Ltd.	3,167	11,075
Prestige Estates Projects Ltd.	169	3,266
Procter & Gamble Hygiene & Health Care Ltd.	10	1,559
Punjab National Bank	2,283	2,942
PVR Inox Ltd. (a)	130	1,471
Radico Khaitan Ltd.	103	3,143
Rail Vikas Nigam Ltd.	502	2,328
REC Ltd.	1,016	4,767
Redington Ltd.	1,150	4,363
Reliance Industries Ltd.	5,026	87,943
Reliance Power Ltd. (a)	4,186	3,431
Safari Industries India Ltd.	88	2,214
Samvardhana Motherson International Ltd.	2,462	4,445
SBI Cards & Payment Services Ltd.	278	3,090
SBI Life Insurance Co. Ltd. (b)	346	7,417
Schaeffler India Ltd.	54	2,548
Shree Cement Ltd.	8	2,895
Shriram Finance Ltd.	1,110	9,149
Siemens Ltd.	73	2,768

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
SKF India Ltd.	39	$2,190
Solar Industries India Ltd.	24	4,925
Sona Blw Precision Forgings Ltd. (b)	438	2,458
Sonata Software Ltd.	337	1,611
SRF Ltd.	131	4,952
Star Health & Allied Insurance Co. Ltd. (a)	354	1,745
State Bank of India	1,280	12,244
Steel Authority of India Ltd.	1,520	2,339
Sun Pharmaceutical Industries Ltd.	723	14,127
Sundaram Finance Ltd.	61	3,680
Sundram Fasteners Ltd.	153	1,852
Supreme Industries Ltd.	59	3,021
Suzlon Energy Ltd. (a)	8,774	6,928
Syngene International Ltd. (b)	235	1,751
Tata Chemicals Ltd.	189	2,064
Tata Communications Ltd.	99	1,952
Tata Consultancy Services Ltd.	728	29,388
Tata Consumer Products Ltd.	437	5,600
Tata Elxsi Ltd.	37	2,722
Tata Motors Ltd.	1,400	11,231
Tata Power Co. Ltd.	1,289	6,094
Tata Steel Ltd.	4,960	9,240
Tata Technologies Ltd.	196	1,625
Tech Mahindra Ltd.	508	9,993
Tejas Networks Ltd. (b)	181	1,508
Thermax Ltd.	43	1,714
Timken India Ltd.	56	2,284
Titan Co. Ltd. (a)	325	13,985
Torrent Pharmaceuticals Ltd.	64	2,543
Torrent Power Ltd.	150	2,567
Trent Ltd.	145	10,512
Tube Investments of India Ltd.	91	3,299
TVS Motor Co. Ltd.	199	6,771
UltraTech Cement Ltd.	86	12,127
Union Bank of India Ltd.	1,761	3,154
United Breweries Ltd.	99	2,252
United Spirits Ltd.	220	3,664
UNO Minda Ltd.	213	2,743
UPL Ltd. (c)	466	3,593
UPL Ltd. (a) (c)	58	291
Varun Beverages Ltd.	920	4,908
Vedant Fashions Ltd.	158	1,495
Vedanta Ltd.	1,250	6,717
Vodafone Idea Ltd. (a)	21,282	1,844
Voltas Ltd.	210	3,218
Whirlpool of India Ltd.	94	1,536
Wipro Ltd.	2,350	7,288
Yes Bank Ltd. (a)	16,964	4,023
Zydus Lifesciences Ltd.	245	2,828
		1,600,248
INDONESIA — 2.1%
AKR Corporindo Tbk. PT	10,000	715
Alamtri Resources Indonesia Tbk. PT	10,500	1,184
Amman Mineral Internasional PT (a)	4,900	2,550
Aneka Tambang Tbk. PT	11,100	2,078
Security Description	Shares	Value
Astra International Tbk. PT	14,200	$3,936
Bank Central Asia Tbk. PT	39,500	21,106
Bank Jago Tbk. PT (a)	5,600	612
Bank Mandiri Persero Tbk. PT	33,300	10,010
Bank Negara Indonesia Persero Tbk. PT	11,100	2,817
Bank Rakyat Indonesia Persero Tbk. PT	52,800	12,163
Bank Syariah Indonesia Tbk. PT	5,600	890
Bank Tabungan Negara Persero Tbk. PT	11,100	762
Barito Pacific Tbk. PT (a)	20,800	2,127
Barito Renewables Energy Tbk. PT	12,100	4,379
Bukit Asam Tbk. PT	5,600	849
Bumi Resources Minerals Tbk. PT (a)	100,000	2,439
Bumi Resources Tbk. PT (a)	168,400	1,234
Bumi Serpong Damai Tbk. PT (a)	12,500	604
Bumitama Agri Ltd.	1,800	1,081
Chandra Asri Pacific Tbk. PT	5,100	3,102
Charoen Pokphand Indonesia Tbk. PT	5,300	1,534
Ciputra Development Tbk. PT	12,500	735
Dayamitra Telekomunikasi PT	25,000	855
Elang Mahkota Teknologi Tbk. PT	34,200	1,020
GoTo Gojek Tokopedia Tbk. PT (a)	766,100	2,737
Gudang Garam Tbk. PT (a)	1,000	564
Indah Kiat Pulp & Paper Tbk. PT	2,000	708
Indo Tambangraya Megah Tbk. PT	200	271
Indocement Tunggal Prakarsa Tbk. PT	2,200	722
Indofood CBP Sukses Makmur Tbk. PT	1,600	1,035
Indofood Sukses Makmur Tbk. PT	200	100
Indosat Tbk. PT	6,800	875
Japfa Comfeed Indonesia Tbk. PT	9,100	849
Jasa Marga Persero Tbk. PT	2,900	652
Kalbe Farma Tbk. PT	14,500	1,362
Mayora Indah Tbk. PT	5,900	760
Medikaloka Hermina Tbk. PT	12,500	1,089
Merdeka Copper Gold Tbk. PT (a)	8,400	1,035
Mitra Adiperkasa Tbk. PT	10,000	727
Mitra Keluarga Karyasehat Tbk. PT	5,300	829
Pabrik Kertas Tjiwi Kimia Tbk. PT	2,100	728
Pacific Strategic Financial Tbk. PT (a)	14,300	995
Pakuwon Jati Tbk. PT (a)	33,400	769
Pantai Indah Kapuk Dua Tbk. PT	2,300	1,601
Perusahaan Gas Negara Tbk. PT	10,000	995
Petrindo Jaya Kreasi Tbk. PT	1,900	1,475
Sarana Menara Nusantara Tbk. PT	20,000	609
Semen Indonesia Persero Tbk. PT	3,900	646
Sumber Alfaria Trijaya Tbk. PT	13,100	1,928
Telkom Indonesia Persero Tbk. PT	34,700	5,942
Unilever Indonesia Tbk. PT	2,300	205
United Tractors Tbk. PT	1,100	1,453

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
XLSMART Telecom Sejahtera Tbk. PT	7,200	$998
		111,441
KUWAIT — 1.5%
A'ayan Leasing & Investment Co. KSCP	2,271	1,344
Agility Global PLC	5,516	1,787
Agility Public Warehousing Co. KSC	2,316	1,485
Al Mazaya Holding Co. KSCP (a)	4,749	1,128
Alimtiaz Investment Group KSC (a)	6,763	799
Arabi Group Holding KSC (a)	998	1,256
Arzan Financial Group for Financing & Investment KPSC	1,938	1,756
Combined Group Contracting Co. SAK	527	1,131
Commercial Real Estate Co. KSC	3,183	2,040
Gulf Bank KSCP	1,902	2,233
Gulf Cables & Electrical Industries Group Co. KSCP	263	1,737
Integrated Holding Co. KCSC	663	1,260
Jazeera Airways Co. KSCP	347	1,675
Kuwait Finance House KSCP	7,983	20,940
Kuwait International Bank KSCP	2,473	2,240
Kuwait Real Estate Co. KSC	1,822	2,300
Mezzan Holding Co. KSCC	413	1,661
National Bank of Kuwait SAKP	6,597	21,555
National Investments Co. KSCP	1,589	1,299
National Real Estate Co. KPSC (a)	4,919	1,228
Salhia Real Estate Co. KSCP	824	1,100
Warba Bank KSCP (a)	5,253	4,604
		76,558
MALAYSIA — 2.7%
Alliance Bank Malaysia Bhd.	1,200	1,228
AMMB Holdings Bhd.	1,800	2,180
Axiata Group Bhd.	2,600	1,426
Axis Real Estate Investment Trust	2,400	1,112
Bank Islam Malaysia Bhd.	1,700	921
Bursa Malaysia Bhd.	600	1,087
Carlsberg Brewery Malaysia Bhd. Class B	200	916
CelcomDigi Bhd.	2,700	2,520
Chin Hin Group Bhd. (a)	1,400	755
CIMB Group Holdings Bhd.	5,500	8,869
CTOS Digital Bhd.	3,400	763
D&O Green Technologies Bhd.	1,500	403
Dialog Group Bhd.	3,200	1,201
Fraser & Neave Holdings Bhd.	200	1,399
Frontken Corp. Bhd.	1,200	1,129
Gamuda Bhd.	4,457	5,070
Genting Bhd.	1,600	1,159
Genting Malaysia Bhd.	2,100	963
Genting Plantations Bhd.	800	950
Graphjet Technology (a)	600	63
Greatech Technology Bhd. (a)	2,000	812
HAP Seng Consolidated Bhd.	1,100	661
Security Description	Shares	Value
Hartalega Holdings Bhd.	1,700	$662
Heineken Malaysia Bhd.	200	1,197
Hong Leong Bank Bhd.	500	2,327
Hong Leong Financial Group Bhd.	300	1,183
IGB Real Estate Investment Trust	2,200	1,327
IHH Healthcare Bhd.	1,800	2,916
IJM Corp. Bhd.	2,000	1,245
Inari Amertron Bhd.	2,500	1,199
IOI Corp. Bhd.	2,300	2,043
IOI Properties Group Bhd.	2,200	1,029
Kossan Rubber Industries Bhd.	2,300	808
KPJ Healthcare Bhd.	2,300	1,453
Kuala Lumpur Kepong Bhd.	510	2,507
Mah Sing Group Bhd.	2,500	707
Malayan Banking Bhd.	5,200	11,980
Malaysian Pacific Industries Bhd.	100	503
Maxis Bhd.	1,900	1,629
MBSB Bhd.	5,300	862
Mega First Corp. Bhd.	1,000	879
MISC Bhd.	1,000	1,803
Mr. DIY Group M Bhd. (b)	3,100	1,207
My EG Services Bhd.	4,800	1,083
Nestle Malaysia Bhd.	100	1,822
Notion VTEC Bhd.	4,800	695
Pentamaster Corp. Bhd.	1,100	802
Petronas Chemicals Group Bhd.	2,200	1,824
Petronas Dagangan Bhd.	300	1,533
Petronas Gas Bhd.	700	2,929
PPB Group Bhd.	600	1,465
Press Metal Aluminium Holdings Bhd.	3,000	3,691
Public Bank Bhd.	11,200	11,465
QL Resources Bhd.	1,350	1,475
RHB Bank Bhd.	1,300	1,945
Scientex Bhd.	1,000	793
SD Guthrie Bhd.	2,900	3,196
Sime Darby Bhd.	2,400	941
Sime Darby Property Bhd.	3,100	1,060
SP Setia Bhd. Group	3,500	931
Sunway Bhd.	1,700	1,898
Sunway Real Estate Investment Trust	2,600	1,297
Syarikat Takaful Malaysia Keluarga Bhd.	1,200	972
Telekom Malaysia Bhd.	1,600	2,489
Tenaga Nasional Bhd.	2,000	6,831
TIME dotCom Bhd.	1,100	1,372
Top Glove Corp. Bhd. (a)	4,600	776
United Plantations Bhd.	300	1,569
ViTrox Corp. Bhd.	1,200	1,003
VS Industry Bhd.	4,233	829
Westports Holdings Bhd.	1,000	1,283
Yinson Holdings Bhd.	1,900	1,060
YTL Corp. Bhd.	3,900	2,149
YTL Power International Bhd.	2,000	1,890
		138,121
MEXICO — 3.1%
Alfa SAB de CV Class A	2,883	2,115

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Alsea SAB de CV (a)	400	$1,079
America Movil SAB de CV	14,800	13,145
Arca Continental SAB de CV	300	3,149
Banco del Bajio SA (b) (d)	700	1,680
Becle SAB de CV (d)	600	719
Betterware de Mexico SAPI de CV	100	865
Bolsa Mexicana de Valores SAB de CV	700	1,593
Cemex SAB de CV	11,300	7,746
Coca-Cola Femsa SAB de CV (d)	400	3,850
Controladora Vuela Cia de Aviacion SAB de CV Class A (a)	1,800	846
Corp. Inmobiliaria Vesta SAB de CV	600	1,638
El Puerto de Liverpool SAB de CV Class C1	200	1,085
FIBRA Macquarie Mexico REIT (b)	700	1,111
Fibra Uno Administracion SA de CV REIT	2,000	2,744
Fomento Economico Mexicano SAB de CV (d)	1,200	12,272
Genomma Lab Internacional SAB de CV Class B	1,100	1,193
Gentera SAB de CV	900	1,910
Gruma SAB de CV Class B (d)	135	2,314
Grupo Aeroportuario del Centro Norte SAB de CV	200	2,610
Grupo Aeroportuario del Pacifico SAB de CV Class B	285	6,498
Grupo Aeroportuario del Sureste SAB de CV Class B	135	4,281
Grupo Bimbo SAB de CV (d)	1,100	3,048
Grupo Carso SAB de CV	400	2,833
Grupo Comercial Chedraui SA de CV (d)	200	1,577
Grupo Financiero Banorte SAB de CV Class O	1,900	17,250
Grupo Financiero Inbursa SAB de CV Class O	1,400	3,590
Grupo Mexico SAB de CV	2,300	13,837
Grupo Televisa SAB	2,500	1,105
Industrias Penoles SAB de CV (a) (d)	200	5,523
Kimberly-Clark de Mexico SAB de CV Class A (d)	500	909
La Comer SAB de CV	606	1,319
Megacable Holdings SAB de CV	500	1,392
Operadora De Sites Mexicanos SAB de CV Class A-1	1,200	1,088
Orbia Advance Corp. SAB de CV	900	623
Prologis Property Mexico SA de CV REIT	700	2,628
Promotora y Operadora de Infraestructura SAB de CV	145	1,623
Qualitas Controladora SAB de CV	200	2,040
Regional SAB de CV (d)	200	1,642
Southern Copper Corp.	101	10,217
Ternium SA ADR	100	3,010
Security Description	Shares	Value
Wal-Mart de Mexico SAB de CV	3,400	$11,185
		160,882
PERU — 0.5%
Cia de Minas Buenaventura SAA ADR	200	3,284
Credicorp Ltd.	100	22,352
		25,636
PHILIPPINES — 0.9%
Aboitiz Equity Ventures, Inc.	1,700	1,053
Aboitiz Power Corp.	1,600	1,162
ACEN Corp.	10,000	460
Alliance Global Group, Inc.	6,300	1,009
AREIT, Inc.	1,500	1,092
Ayala Corp.	160	1,619
Ayala Land, Inc.	4,200	2,013
Bank of the Philippine Islands	1,530	3,531
BDO Unibank, Inc.	1,580	4,286
Bloomberry Resorts Corp.	7,200	653
Century Pacific Food, Inc.	1,600	1,143
Converge Information & Communications Technology Solutions, Inc.	3,700	1,278
DMCI Holdings, Inc.	5,000	968
Globe Telecom, Inc.	25	747
International Container Terminal Services, Inc.	590	4,305
JG Summit Holdings, Inc.	2,400	851
Jollibee Foods Corp.	320	1,227
Manila Electric Co.	190	1,816
Metropolitan Bank & Trust Co.	1,350	1,738
Monde Nissin Corp. (b)	5,900	775
PLDT, Inc.	60	1,296
Puregold Price Club, Inc.	2,100	1,342
Semirara Mining & Power Corp.	1,700	996
SM Investments Corp.	340	5,263
SM Prime Holdings, Inc.	8,000	3,330
Universal Robina Corp.	650	1,033
		44,986
POLAND — 1.7%
Alior Bank SA	74	1,937
Allegro.eu SA (a) (b)	322	3,082
Atlas Lithium Corp. (a)	100	378
Bank Handlowy w Warszawie SA (a)	41	1,355
Bank Millennium SA (a)	531	2,101
Bank Polska Kasa Opieki SA	131	6,706
Benefit Systems SA	2	1,754
Budimex SA	10	1,542
CCC SA (a)	37	2,094
CD Projekt SA	54	4,196
Cyfrowy Polsat SA (a)	262	1,279
Dino Polska SA (a) (b)	36	5,240
Enea SA (a)	365	1,976
Grupa Kety SA	8	1,981
InPost SA (a)	155	2,566
KGHM Polska Miedz SA (a)	105	3,745

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
KRUK SA (a)	15	$1,667
LPP SA	1	4,060
mBank SA (a)	11	2,429
Orange Polska SA	497	1,257
ORLEN SA	333	7,565
PGE Polska Grupa Energetyczna SA (a)	713	2,250
Powszechna Kasa Oszczednosci Bank Polski SA	641	13,346
Powszechny Zaklad Ubezpieczen SA	273	4,759
Santander Bank Polska SA	24	3,278
Tauron Polska Energia SA (a)	1,042	2,426
XTB SA (b)	57	1,285
		86,254
QATAR — 1.1%
Al Rayan Bank	5,100	3,261
Barwa Real Estate Co.	1,334	1,017
Commercial Bank PSQC	2,452	3,064
Doha Bank QPSC	2,273	1,588
Dukhan Bank	1,442	1,441
Gulf International Services QSC	1,111	976
Industries Qatar QSC	1,258	4,267
Mesaieed Petrochemical Holding Co.	3,366	1,244
Ooredoo QPSC	559	1,962
Qatar Aluminum Manufacturing Co.	3,125	1,163
Qatar Electricity & Water Co. QSC	476	2,118
Qatar Fuel QSC	529	2,176
Qatar Gas Transport Co. Ltd.	2,136	2,910
Qatar International Islamic Bank QSC	960	2,871
Qatar Islamic Bank QPSC	1,230	7,483
Qatar National Bank QPSC	3,225	15,368
Qatar Navigation QSC	808	2,479
United Development Co. QSC	3,226	924
Vodafone Qatar QSC	2,418	1,580
		57,892
ROMANIA — 0.1%
NEPI Rockcastle NV	372	2,825
SAUDI ARABIA — 4.9%
Abdullah Al Othaim Markets Co.	335	695
ACWA Power Co. (a)	116	7,918
Ades Holding Co.	276	1,008
Advanced Petrochemical Co. (a)	105	867
Al Hammadi Holding	82	842
Al Masane Al Kobra Mining Co.	58	980
Al Moammar Information Systems Co.	22	792
Al Rajhi Bank	1,455	36,700
Al Rajhi Co. for Co-operative Insurance (a)	28	960
Al Rajhi REIT	453	1,005
Al-Dawaa Medical Services Co.	40	835
Aldrees Petroleum & Transport Services Co.	41	1,393
Alinma Bank	920	6,579
Almarai Co. JSC	290	3,920
Almunajem Foods Co.	36	691
Security Description	Shares	Value
Arab National Bank	189	$1,095
Arabian Cement Co.	142	892
Arabian Centres Co. (b)	169	875
Arabian Contracting Services Co. (a)	19	527
Arabian Internet & Communications Services Co.	20	1,421
Arriyadh Development Co.	147	1,384
Astra Industrial Group Co.	29	1,243
Bank AlBilad	566	3,972
Bank Al-Jazira (a)	546	1,871
Banque Saudi Fransi	929	4,424
Bupa Arabia for Cooperative Insurance Co.	22	1,045
Catrion Catering Holding Co.	34	1,095
Co. for Cooperative Insurance	58	2,443
Dallah Healthcare Co.	25	871
Dar Al Arkan Real Estate Development Co. (a)	403	2,063
Dr. Sulaiman Al Habib Medical Services Group Co.	61	4,411
Eastern Province Cement Co.	116	964
Electrical Industries Co.	603	1,352
Elm Co.	20	5,341
Emaar Economic City (a)	202	723
Etihad Etisalat Co.	290	4,585
Jahez International Co. (a)	146	1,090
Jamjoom Pharmaceuticals Factory Co.	21	970
Jarir Marketing Co.	396	1,324
Leejam Sports Co. JSC	21	726
Middle East Healthcare Co. (a)	49	743
Middle East Paper Co. (a)	89	688
Middle East Specialized Cables Co.	118	1,052
Mobile Telecommunications Co. Saudi Arabia	374	1,073
Mouwasat Medical Services Co.	72	1,448
Nahdi Medical Co.	28	953
National Agriculture Development Co. (a)	130	732
National Co. for Learning & Education	19	815
National Gas & Industrialization Co.	33	693
National Industrialization Co. (a)	325	832
National Medical Care Co.	19	828
Power & Water Utility Co. for Jubail & Yanbu	64	737
Qassim Cement Co.	73	994
Retal Urban Development Co.	288	1,207
Riyad Bank	1,041	7,977
Riyadh Cables Group Co.	34	1,282
SABIC Agri-Nutrients Co.	173	4,945
Sahara International Petrochemical Co.	274	1,448
SAL Saudi Logistics Services	18	901
Saudi Arabian Amiantit Co. (a)	167	1,006
Saudi Arabian Mining Co. (a)	915	13,077
Saudi Arabian Oil Co. (b)	4,183	27,125
Saudi Aramco Base Oil Co.	39	1,063

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Saudi Automotive Services Co.	50	$840
Saudi Awwal Bank	283	2,543
Saudi Basic Industries Corp.	657	9,573
Saudi Cement Co.	91	960
Saudi Chemical Co. Holding	345	653
Saudi Electricity Co.	548	2,148
Saudi Ground Services Co.	76	992
Saudi Industrial Investment Group	250	1,118
Saudi Investment Bank	521	2,017
Saudi Kayan Petrochemical Co. (a)	619	853
Saudi National Bank	2,195	21,139
Saudi Public Transport Co. (a)	192	723
Saudi Real Estate Co. (a)	167	888
Saudi Research & Media Group (a)	32	1,650
Saudi Tadawul Group Holding Co.	38	1,787
Saudi Telecom Co.	1,312	14,881
Saudia Dairy & Foodstuff Co.	13	948
Savola Group (a)	113	836
Seera Group Holding (a)	160	1,083
Southern Province Cement Co.	105	804
Theeb Rent A Car Co.	52	930
United Electronics Co.	42	988
United International Transportation Co.	41	791
Yamama Cement Co.	117	1,063
Yanbu Cement Co.	151	818
Yanbu National Petrochemical Co.	211	1,699
		256,236
SOUTH AFRICA — 4.5%
Absa Group Ltd.	617	6,111
Advtech Ltd.	545	1,003
AECI Ltd.	164	978
African Rainbow Minerals Ltd. (d)	94	910
Aspen Pharmacare Holdings Ltd.	267	1,795
AVI Ltd.	235	1,245
Barloworld Ltd.	189	1,201
Bid Corp. Ltd.	240	6,313
Bidvest Group Ltd.	244	3,206
Capitec Bank Holdings Ltd.	67	13,388
Clicks Group Ltd.	161	3,361
Coronation Fund Managers Ltd.	439	976
Dis-Chem Pharmacies Ltd. (b)	488	887
Discovery Ltd.	383	4,629
Equites Property Fund Ltd. REIT	1,282	1,091
Exxaro Resources Ltd.	183	1,513
FirstRand Ltd.	3,908	16,645
Fortress Real Estate Investments Ltd. Class B	944	1,067
Foschini Group Ltd.	245	1,777
Gold Fields Ltd.	671	15,699
Growthpoint Properties Ltd. REIT	2,224	1,676
Harmony Gold Mining Co. Ltd.	421	5,800
Hyprop Investments Ltd. REIT	467	1,124
Impala Platinum Holdings Ltd. (a)	671	6,001
Investec Ltd.	162	1,206
JSE Ltd.	149	1,117
Security Description	Shares	Value
Kumba Iron Ore Ltd.	49	$786
Life Healthcare Group Holdings Ltd.	1,266	1,017
Momentum Group Ltd.	1,004	1,937
Motus Holdings Ltd.	151	799
Mr. Price Group Ltd.	184	2,293
MTN Group Ltd.	1,258	9,970
MultiChoice Group (a)	126	832
Naspers Ltd. Class N	133	41,277
Nedbank Group Ltd.	360	4,924
Netcare Ltd.	1,316	1,033
Northam Platinum Holdings Ltd.	281	3,031
Old Mutual Ltd.	3,181	2,160
Omnia Holdings Ltd.	280	1,253
OUTsurance Group Ltd.	516	2,274
Pan African Resources PLC	2,500	1,560
Pepkor Holdings Ltd. (b)	817	1,252
Pick n Pay Stores Ltd. (a)	741	1,117
PSG Financial Services Ltd.	1,042	1,298
Redefine Properties Ltd. REIT	5,228	1,347
Remgro Ltd.	411	3,659
Resilient REIT Ltd.	307	1,042
Reunert Ltd.	231	747
Sanlam Ltd.	1,267	6,322
Santam Ltd.	50	1,204
Sappi Ltd.	466	780
Sasol Ltd. (a)	436	1,932
Shoprite Holdings Ltd.	329	5,127
Sibanye Stillwater Ltd. (a)	2,206	4,005
SPAR Group Ltd. (a)	144	874
Standard Bank Group Ltd.	984	12,598
Super Group Ltd. (d)	662	589
Thungela Resources Ltd.	150	716
Tiger Brands Ltd.	120	2,153
Truworths International Ltd.	272	1,093
Valterra Platinum Ltd.	43	1,912
Vodacom Group Ltd.	505	3,885
Vukile Property Fund Ltd. REIT	1,014	1,120
We Buy Cars Holdings Ltd.	578	1,948
Wilson Bayly Holmes-Ovcon Ltd.	89	925
Woolworths Holdings Ltd.	688	2,004
		235,514
TAIWAN — 29.2%
Ability Enterprise Co. Ltd.	1,000	1,838
AcBel Polytech, Inc.	1,000	892
Acer, Inc.	2,000	2,074
Advanced Echem Materials Co. Ltd.	54	1,183
Advancetek Enterprise Co. Ltd.	1,000	2,461
Advantech Co. Ltd.	1,000	11,639
Allis Electric Co. Ltd.	1,000	3,714
Ardentec Corp.	1,000	2,595
ASE Technology Holding Co. Ltd.	3,000	15,148
Asia Cement Corp.	2,000	2,920
Asustek Computer, Inc.	1,000	22,046
AUO Corp.	6,000	2,537
Aurotek Corp.	1,000	3,492

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Avermedia Technologies	1,000	$1,273
BES Engineering Corp.	2,000	780
Brighton-Best International Taiwan, Inc.	1,000	1,160
Caliway Biopharmaceuticals Co. Ltd. (a)	74	3,407
Capital Securities Corp.	2,000	1,342
Career Technology MFG. Co. Ltd. (a)	2,113	1,002
Catcher Technology Co. Ltd.	1,000	7,257
Cathay Financial Holding Co. Ltd.	7,000	15,049
Center Laboratories, Inc.	1,000	1,308
Chailease Holding Co. Ltd.	1,012	4,382
Chang Hwa Commercial Bank Ltd.	5,000	3,201
Chang Wah Electromaterials, Inc.	1,000	1,301
Channel Well Technology Co. Ltd.	1,000	2,773
Cheng Fwa Industrial Co. Ltd. (a)	2,000	1,814
Cheng Loong Corp.	1,000	602
Cheng Shin Rubber Industry Co. Ltd.	2,000	2,588
Cheng Uei Precision Industry Co. Ltd.	1,000	1,773
Chicony Electronics Co. Ltd.	1,000	4,450
China Airlines Ltd.	2,000	1,479
China Bills Finance Corp.	2,000	1,020
China Man-Made Fiber Corp. (a)	4,000	833
China Motor Corp.	1,000	2,105
China Petrochemical Development Corp. (a)	3,000	672
China Steel Corp.	9,000	5,792
Chin-Poon Industrial Co. Ltd.	1,000	1,101
Chipbond Technology Corp.	1,000	1,828
ChipMOS Technologies, Inc.	1,000	923
Chung Hung Steel Corp.	2,000	976
Chunghwa Telecom Co. Ltd.	3,000	13,864
Clevo Co.	1,000	1,527
CMC Magnetics Corp.	3,000	823
Compal Electronics, Inc.	3,000	2,978
Compeq Manufacturing Co. Ltd.	1,000	1,982
Continental Holdings Corp.	1,000	794
Coretronic Corp.	1,000	1,872
Co-Tech Development Corp.	1,000	1,989
CSBC Corp. Taiwan (a)	2,000	1,246
CTBC Financial Holding Co. Ltd.	15,000	22,439
CTCI Corp.	1,000	892
CviLux Corp.	1,000	1,607
DA CIN Construction Co. Ltd.	1,000	1,938
Da-Li Development Co. Ltd.	1,034	1,715
Delpha Construction Co. Ltd.	1,000	1,059
Delta Electronics, Inc.	2,000	28,276
E Ink Holdings, Inc.	1,000	7,565
E.Sun Financial Holding Co. Ltd.	12,000	13,494
EirGenix, Inc. (a)	1,000	2,102
Elite Semiconductor Microelectronics Technology, Inc.	1,000	1,869
Enlight Corp. (a)	1,000	967
Ennostar, Inc.	1,000	1,212
Eternal Materials Co. Ltd.	1,000	822
Eva Airways Corp.	2,000	2,732
Security Description	Shares	Value
Evergreen International Storage & Transport Corp.	1,000	$1,159
Evergreen Marine Corp. Taiwan Ltd.	1,000	6,812
Everlight Electronics Co. Ltd.	1,000	2,403
Falcon Machine Tools Co. Ltd.	1,000	671
Far Eastern Department Stores Ltd.	1,000	736
Far Eastern International Bank	4,000	1,766
Far Eastern New Century Corp.	3,000	3,379
Far EasTone Telecommunications Co. Ltd.	1,000	3,067
Farglory Land Development Co. Ltd.	1,000	2,194
Favite, Inc. (a)	1,000	1,773
Feng Hsin Steel Co. Ltd.	1,000	2,246
Feng TAY Enterprise Co. Ltd.	1,000	4,193
First Financial Holding Co. Ltd.	8,000	7,956
FLEXium Interconnect, Inc. (a)	1,000	1,924
FocalTech Systems Co. Ltd.	1,000	2,263
Formosa Chemicals & Fibre Corp.	3,000	2,352
Formosa Petrochemical Corp.	1,000	1,232
Formosa Plastics Corp.	4,000	4,772
Formosa Taffeta Co. Ltd.	2,000	1,068
Foxconn Technology Co. Ltd.	1,000	2,174
Fubon Financial Holding Co. Ltd.	6,300	18,828
Gemtek Technology Corp. (a)	1,000	897
General Interface Solution GIS Holding Ltd. (a)	1,000	1,376
Gigabyte Technology Co. Ltd.	1,000	9,688
Global Brands Manufacture Ltd.	1,000	3,054
Gloria Material Technology Corp.	1,000	1,186
Goldsun Building Materials Co. Ltd.	1,000	1,340
Grand Pacific Petrochemical (a)	3,000	957
Great Wall Enterprise Co. Ltd.	1,000	2,256
Greatek Electronics, Inc.	1,000	1,975
Hannstar Board Corp.	920	1,937
HannStar Display Corp. (a)	4,000	975
Hey Song Corp.	1,000	1,368
Highwealth Construction Corp.	1,100	1,559
Himax Technologies, Inc. ADR	200	1,786
Holdings-Key Electric Wire & Cable Co. Ltd.	1,000	1,619
Hon Hai Precision Industry Co. Ltd.	9,000	49,603
Hota Industrial Manufacturing Co. Ltd.	1,000	1,982
Hsin Kuang Steel Co. Ltd.	1,000	1,344
HTC Corp. (a)	1,000	1,350
Hua Nan Financial Holdings Co. Ltd.	8,000	7,449
IBF Financial Holdings Co. Ltd.	2,000	921
Innolux Corp.	6,000	2,403
International CSRC Investment Holdings Co. (a)	2,000	733
Inventec Corp.	3,000	4,344
Kenda Rubber Industrial Co. Ltd.	1,000	745
KGI Financial Holding Co. Ltd.	13,000	6,653
Kindom Development Co. Ltd.	1,000	1,725
King Yuan Electronics Co. Ltd.	1,000	3,492
King's Town Bank Co. Ltd. (a)	1,000	1,801
Kinpo Electronics	2,000	1,386

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
KS Terminals, Inc.	1,000	$1,718
Laser Tek Taiwan Co. Ltd. (a)	1,000	1,457
Lien Hwa Industrial Holdings Corp.	1,000	1,472
Lite-On Technology Corp.	2,000	7,565
Macronix International Co. Ltd. (a)	2,000	1,455
MediaTek, Inc.	1,000	42,791
Medigen Vaccine Biologics Corp. (a)	1,000	1,439
Medtecs International Corp. Ltd. (a)	6,000	1,033
Mega Financial Holding Co. Ltd.	9,000	12,647
Mercuries Life Insurance Co. Ltd. (a)	4,177	712
Microbio Co. Ltd. (a)	1,000	787
Micro-Star International Co. Ltd.	1,000	4,912
Mirle Automation Corp.	1,000	2,023
Mitac Holdings Corp. (a)	1,000	2,276
Mycenax Biotech, Inc. (a)	1,000	1,371
Nan Kang Rubber Tire Co. Ltd.	1,000	1,246
Nan Ya Plastics Corp.	4,000	3,738
Nanya Technology Corp. (a)	1,000	1,753
Nichidenbo Corp. (a)	1,000	2,595
Novatek Microelectronics Corp.	1,000	18,657
Nuvoton Technology Corp.	1,000	2,475
O-Bank Co. Ltd.	3,000	948
OBI Pharma, Inc. (a)	1,117	1,250
Pan Jit International, Inc.	1,000	1,712
Pan-International Industrial Corp.	1,000	1,373
Pegatron Corp.	2,000	5,258
Phihong Technology Co. Ltd. (a)	1,000	721
Polaris Group (a)	1,025	1,354
Pou Chen Corp. (a)	2,000	2,119
Powerchip Semiconductor Manufacturing Corp. (a)	3,000	1,582
Powertech Technology, Inc.	1,000	4,502
President Chain Store Corp.	1,000	8,781
President Securities Corp.	1,000	772
Primax Electronics Ltd.	1,000	2,496
Qisda Corp.	1,000	892
Quanta Computer, Inc.	2,000	18,794
Radiant Opto-Electronics Corp.	1,000	4,604
Realtek Semiconductor Corp.	1,000	19,410
Ruentex Development Co. Ltd.	2,000	2,037
Ruentex Industries Ltd.	1,000	1,831
Sakura Development Co. Ltd.	1,000	2,276
Sanyang Motor Co. Ltd.	1,000	2,126
Shanghai Commercial & Savings Bank Ltd.	4,000	6,354
Shieh Yih Machinery Industry Co. Ltd.	1,000	899
Shihlin Paper Corp. (a)	1,000	1,920
Shin Kong Financial Holding Co. Ltd. (a)	13,000	5,029
Shinkong Insurance Co. Ltd.	1,000	3,355
Shinkong Synthetic Fibers Corp.	2,000	832
Sigurd Microelectronics Corp. (a)	1,000	2,715
Silicon Integrated Systems Corp.	1,000	1,657
Sino-American Silicon Products, Inc.	1,000	3,125
Sinon Corp.	1,000	1,429
SinoPac Financial Holdings Co. Ltd.	10,000	8,284
Security Description	Shares	Value
Solar Applied Materials Technology Corp.	1,000	$1,859
Standard Foods Corp.	1,000	1,121
Sunplus Technology Co. Ltd. (a)	1,000	649
Superalloy Industrial Co. Ltd.	1,000	1,811
Supreme Electronics Co. Ltd.	1,000	1,539
Synmosa Biopharma Corp.	1,062	1,331
Synnex Technology International Corp.	1,000	2,205
TA Chen Stainless Pipe	2,000	2,372
Ta Ya Electric Wire & Cable	1,000	1,297
Taichung Commercial Bank Co. Ltd.	3,000	2,254
TaiMed Biologics, Inc. (a)	1,000	3,115
Tainan Spinning Co. Ltd.	2,000	914
TaiRx, Inc. (a)	1,026	808
Taishin Financial Holding Co. Ltd.	10,000	5,392
Taiwan Business Bank	6,000	3,153
Taiwan Cogeneration Corp.	1,000	1,528
Taiwan Cooperative Financial Holding Co. Ltd.	8,000	6,778
Taiwan Fertilizer Co. Ltd.	1,000	1,818
Taiwan Glass Industry Corp. (a)	2,000	1,095
Taiwan High Speed Rail Corp.	1,000	967
Taiwan Mobile Co. Ltd.	1,000	3,937
Taiwan Paiho Ltd.	1,000	1,849
Taiwan Semiconductor Co. Ltd.	1,000	1,645
Taiwan Semiconductor Manufacturing Co. Ltd.	18,000	653,156
Taiwan Shin Kong Security Co. Ltd.	1,000	1,422
Taiwan-Asia Semiconductor Corp.	1,000	722
Tatung Co. Ltd.	1,900	2,582
TCC Group Holdings Co. Ltd.	4,000	3,492
Teco Electric & Machinery Co. Ltd.	1,000	1,619
Tong Yang Industry Co. Ltd.	1,000	3,362
Tong-Tai Machine & Tool Co. Ltd.	1,000	876
TPK Holding Co. Ltd. (a)	1,000	1,066
Tripod Technology Corp.	1,000	8,473
TSRC Corp.	2,000	1,229
TTY Biopharm Co. Ltd.	1,000	2,588
Tung Ho Steel Enterprise Corp.	1,000	2,174
U-Ming Marine Transport Corp.	1,000	1,657
Unic Technology Corp.	2,000	1,698
Unimicron Technology Corp.	1,000	3,902
Union Bank of Taiwan	3,000	1,838
Uni-President Enterprises Corp.	4,000	11,091
Unitech Printed Circuit Board Corp. (a)	1,047	878
United Microelectronics Corp.	9,000	13,618
United Renewable Energy Co. Ltd. (a)	3,000	669
Universal Cement Corp.	1,000	953
Vanguard International Semiconductor Corp.	1,091	3,753
Wafer Works Corp.	1,044	772
Walsin Lihwa Corp.	2,158	1,596
Wan Hai Lines Ltd.	1,000	3,047
Weikeng Industrial Co. Ltd.	1,000	1,140
Winbond Electronics Corp. (a)	2,000	1,380

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Wisdom Marine Lines Co. Ltd.	1,000	$1,855
Wistron Corp.	2,000	8,387
WPG Holdings Ltd.	1,000	2,403
WT Microelectronics Co. Ltd.	1,000	4,399
Yang Ming Marine Transport Corp.	2,000	4,868
YFY, Inc.	1,000	784
Yieh Phui Enterprise Co. Ltd.	2,000	1,047
Yuanta Financial Holding Co. Ltd.	10,000	11,690
Yulon Motor Co. Ltd.	1,000	1,152
YungShin Global Holding Corp.	1,000	2,037
Zhen Ding Technology Holding Ltd.	1,000	3,440
Zyxel Group Corp.	1,000	929
		1,509,106
THAILAND — 2.0%
Advanced Info Service PCL NVDR	800	6,841
Airports of Thailand PCL NVDR	2,500	2,326
Asset World Corp. PCL NVDR	8,800	485
B Grimm Power PCL NVDR	1,600	512
Bangkok Airways PCL NVDR	1,700	638
Bangkok Bank PCL NVDR	400	1,710
Bangkok Chain Hospital PCL NVDR	2,000	788
Bangkok Commercial Asset Management PCL NVDR	4,200	917
Bangkok Dusit Medical Services PCL NVDR	3,400	2,175
Bangkok Expressway & Metro PCL NVDR	5,300	779
Banpu PCL NVDR	6,400	791
Berli Jucker PCL NVDR	1,500	881
Betagro PCL NVDR	1,500	849
BTS Group Holdings PCL NVDR (a)	7,400	820
Bumrungrad Hospital PCL NVDR	300	1,287
Carabao Group PCL NVDR	600	904
Central Pattana PCL NVDR	900	1,280
Central Plaza Hotel PCL NVDR	1,000	744
Central Retail Corp. PCL NVDR	2,300	1,252
Charoen Pokphand Foods PCL NVDR	2,500	1,769
Chularat Hospital PCL NVDR	12,100	566
Com7 PCL NVDR	1,400	797
CP ALL PCL NVDR	2,500	3,384
CP Axtra PCL NVDR	1,183	651
CPN Retail Growth Leasehold REIT	3,000	1,006
Delta Electronics Thailand PCL NVDR	3,400	10,040
Electricity Generating PCL NVDR	300	932
Energy Absolute PCL NVDR (a)	7,600	580
Frasers Property Thailand Industrial Freehold & Leasehold REIT	3,300	919
Global Power Synergy PCL NVDR	800	720
Gulf Development PCL NVDR (a)	5,547	6,612
Hana Microelectronics PCL NVDR	900	540
Home Product Center PCL NVDR	3,600	720
Indorama Ventures PCL NVDR	1,700	1,062
IRPC PCL NVDR	24,900	582
Kasikornbank PCL NVDR	900	4,250
KCE Electronics PCL NVDR	1,000	560
Kiatnakin Phatra Bank PCL NVDR	700	974
Security Description	Shares	Value
Krung Thai Bank PCL NVDR	2,600	$1,704
Krungthai Card PCL NVDR	900	664
Land & Houses PCL NVDR	6,300	663
MBK PCL NVDR	2,000	1,046
Mega Lifesciences PCL NVDR	900	713
Minor International PCL NVDR	2,200	1,570
Muangthai Capital PCL NVDR	800	868
Osotspa PCL NVDR	1,500	692
Plan B Media PCL NVDR	4,400	666
PTT Exploration & Production PCL NVDR	900	3,032
PTT Global Chemical PCL NVDR	1,400	857
PTT Oil & Retail Business PCL NVDR	2,200	765
PTT PCL NVDR	4,800	4,430
Ratch Group PCL NVDR	1,100	819
SCB X PCL NVDR	600	2,169
SCG Packaging PCL NVDR	1,400	732
Siam Cement PCL NVDR	300	1,550
Siam Global House PCL NVDR	2,285	351
Srisawad Corp. PCL NVDR	990	490
Star Petroleum Refining PCL NVDR	4,600	715
Thai Beverage PCL	5,800	2,095
Thai Oil PCL NVDR	700	581
Thai Union Group PCL NVDR	2,300	729
Thanachart Capital PCL NVDR	700	985
TIDLOR Holdings PCL NVDR	2,100	975
Tisco Financial Group PCL NVDR	400	1,190
TMBThanachart Bank PCL NVDR	36,400	2,116
True Corp. PCL NVDR (a)	12,500	4,268
WHA Corp. PCL NVDR	6,800	661
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust Class F, REIT	3,300	914
		101,653
TURKEY — 1.2%
AG Anadolu Grubu Holding AS	123	804
Akbank TAS	2,436	4,175
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,720	647
Arcelik AS (a)	242	745
Aselsan Elektronik Sanayi Ve Ticaret AS	1,065	4,036
BIM Birlesik Magazalar AS	351	4,364
Coca-Cola Icecek AS	738	912
Dogan Sirketler Grubu Holding AS	2,273	889
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	2,857	1,292
Enerjisa Enerji AS (b)	572	841
Enka Insaat ve Sanayi AS	1,559	2,603
Eregli Demir ve Celik Fabrikalari TAS	3,330	2,231
Ford Otomotiv Sanayi AS	650	1,458
Haci Omer Sabanci Holding AS	1,210	2,726
Is Yatirim Menkul Degerler AS	918	842
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (a)	1,471	892
KOC Holding AS	998	3,862

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Mavi Giyim Sanayi Ve Ticaret AS Class B (b)	654	$632
Migros Ticaret AS	98	1,218
MLP Saglik Hizmetleri AS (a) (b)	100	858
Otokar Otomotiv Ve Savunma Sanayi AS (a)	73	752
Oyak Cimento Fabrikalari AS (a)	1,922	1,050
Pegasus Hava Tasimaciligi AS (a)	219	1,414
Petkim Petrokimya Holding AS (a)	1,496	647
Sasa Polyester Sanayi AS (a)	7,525	579
Sok Marketler Ticaret AS	637	557
TAV Havalimanlari Holding AS (a)	186	1,236
Tofas Turk Otomobil Fabrikasi AS	144	710
Turk Altin Isletmeleri AS (a)	1,316	794
Turk Hava Yollari AO	572	4,075
Turk Telekomunikasyon AS (a)	709	1,049
Turk Traktor ve Ziraat Makineleri AS	49	716
Turkcell Iletisim Hizmetleri AS	1,007	2,433
Turkiye Garanti Bankasi AS	504	1,710
Turkiye Is Bankasi AS Class C	7,005	2,350
Turkiye Petrol Rafinerileri AS	691	2,431
Turkiye Sise ve Cam Fabrikalari AS	1,458	1,321
Turkiye Vakiflar Bankasi TAO Class D (a)	1,695	1,127
Ulker Biskuvi Sanayi AS	228	605
Yapi ve Kredi Bankasi AS (a)	2,269	1,808
		63,391
UNITED ARAB EMIRATES — 2.5%
Abu Dhabi Commercial Bank PJSC	2,202	8,082
Abu Dhabi Islamic Bank PJSC	1,150	6,732
Abu Dhabi National Oil Co. for Distribution PJSC	2,038	2,036
Abu Dhabi Ports Co. PJSC (a)	758	840
ADNOC Drilling Co. PJSC	2,069	3,211
Adnoc Gas PLC	2,629	2,448
ADNOC Logistics & Services	988	1,254
Agthia Group PJSC	529	628
Air Arabia PJSC	1,931	1,803
Ajman Bank PJSC	2,041	817
Al Waha Capital PJSC	2,326	975
Aldar Properties PJSC	2,804	6,810
Amanat Holdings PJSC	3,125	953
Americana Restaurants International PLC - Foreign Co.	2,211	1,354
Apex Investment Co. PSC (a)	1,364	1,445
Aramex PJSC (a)	1,539	1,169
Borouge PLC	1,480	1,024
Dana Gas PJSC	6,082	1,220
Dubai Electricity & Water Authority PJSC	6,254	4,802
Dubai Investments PJSC	1,870	1,303
Dubai Islamic Bank PJSC	2,200	5,433
Emaar Development PJSC	567	2,084
Emaar Properties PJSC	4,550	16,848
Emirates Central Cooling Systems Corp.	2,128	962
Security Description	Shares	Value
Emirates NBD Bank PJSC	1,839	$11,416
Emirates Telecommunications Group Co. PJSC	2,565	12,291
Eshraq Investments PJSC (a)	17,970	2,236
Fertiglobe PLC	1,471	953
First Abu Dhabi Bank PJSC	3,296	14,897
Gulf Navigation Holding PJSC (a)	565	875
Modon Holding PSC (a)	2,610	2,473
Multiply Group PJSC (a)	3,094	2,030
NMDC Group PJSC	166	1,124
Phoenix Group PLC (a)	2,273	990
Pure Health Holding PJSC	981	718
Salik Co. PJSC	1,317	2,169
Sharjah Islamic Bank	1,640	1,228
Space42 PLC (a)	1,694	849
TECOM Group PJSC	1,177	1,032
		129,514
UNITED STATES — 0.1%
GCC SAB de CV	200	1,900
JBS NV BDR (a)	250	3,582
Titan SA	33	1,488
		6,970
TOTAL COMMON STOCKS (Cost $4,898,163)		5,086,155
PREFERRED STOCKS — 0.1%
BRAZIL — 0.0% *
Raizen SA Preference Shares 0.61%	1,700	514
COLOMBIA — 0.1%
Grupo Cibest SA Preference Shares 9.80%	349	3,944
TOTAL PREFERRED STOCKS (Cost $3,823)		4,458
RIGHTS — 0.0% *
MALAYSIA — 0.0% *
Alliance Bank Malaysia Bhd. (expiring 07/02/25) (a) (Cost $0)	141	33
WARRANTS — 0.0% *
MALAYSIA — 0.0% *
Top Glove Corp. Bhd. (expiring 02/09/30) (a)	230	10
YTL Corp. Bhd. (expiring 06/02/28) (a)	780	152
YTL Power International Bhd. (expiring 06/02/28) (a)	400	145
		307
THAILAND — 0.0% *
Energy Absolute PCL (expiring 02/13/28) NVDR 4.00% (a)	1,267	35
TOTAL WARRANTS (Cost $0)		342

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (e) (f)	54,598	$54,598
State Street Navigator Securities Lending Portfolio II (g) (h)	27,870	27,870
TOTAL SHORT-TERM INVESTMENTS (Cost $82,468)		82,468
TOTAL INVESTMENTS — 100.0% (Cost $4,984,454)		5,173,456
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		2,393
NET ASSETS — 100.0%		$5,175,849
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.7% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	All or a portion of the shares of the security are on loan at June 30, 2025.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2025.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index (long)	1	09/19/2025	$80,164	$82,439	$2,275

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,082,060	$4,095	$—	$5,086,155
Preferred Stocks	4,458	—	—	4,458
Rights	—	33	—	33
Warrants	45	297	—	342
Short-Term Investments	82,468	—	—	82,468
TOTAL INVESTMENTS	$5,169,031	$4,425	$—	$5,173,456
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$2,275	$—	$—	$2,275
TOTAL OTHER FINANCIAL INSTRUMENTS:	$2,275	$—	$—	$2,275
See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,636,305	$1,636,305	$222,204	$1,803,911	$—	$—	54,598	$54,598	$1,828
State Street Navigator Securities Lending Portfolio II	—	—	47,060	19,190	—	—	27,870	27,870	5
Total		$1,636,305	$269,264	$1,823,101	$—	$—		$82,468	$1,833
See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUSTRALIA — 1.4%
ANZ Group Holdings Ltd.	5,306	$101,398
APA Group Stapled Security	894	4,787
Aristocrat Leisure Ltd.	1,386	59,195
ASX Ltd.	455	20,801
BHP Group Ltd. (a)	17,460	420,509
BlueScope Steel Ltd. (a)	1,204	18,235
Brambles Ltd.	3,518	53,995
CAR Group Ltd.	112	2,747
Cochlear Ltd.	141	27,760
Coles Group Ltd.	1,466	20,022
Commonwealth Bank of Australia (a)	1,086	131,488
Computershare Ltd.	1,365	35,684
Evolution Mining Ltd.	984	5,023
Fortescue Ltd. (a)	6,603	66,121
Glencore PLC (b)	50,442	196,033
Goodman Group REIT	804	18,041
Insurance Australia Group Ltd.	1,874	11,090
Lottery Corp. Ltd. (a)	879	3,070
Macquarie Group Ltd.	261	39,123
Medibank Pvt Ltd.	7,370	24,391
National Australia Bank Ltd. (a)	3,859	99,541
Northern Star Resources Ltd.	762	9,263
Origin Energy Ltd.	1,973	13,952
Pro Medicus Ltd. (a)	173	32,321
Qantas Airways Ltd.	705	4,962
QBE Insurance Group Ltd.	1,894	29,032
REA Group Ltd. (a)	135	21,277
Reece Ltd. (a)	123	1,157
Rio Tinto Ltd. (a)	1,165	81,792
Rio Tinto PLC	4,103	238,677
Santos Ltd.	7,072	35,501
Scentre Group REIT	5,006	11,679
SGH Ltd.	124	4,394
Sonic Healthcare Ltd.	619	10,868
South32 Ltd.	9,181	17,509
Stockland REIT	2,321	8,153
Suncorp Group Ltd.	1,055	14,941
Telstra Group Ltd.	3,425	10,864
Transurban Group Stapled Security	843	7,723
Vicinity Ltd. REIT	4,428	7,168
Washington H Soul Pattinson & Co. Ltd. (a)	184	5,066
Wesfarmers Ltd.	2,769	153,793
Westpac Banking Corp.	4,916	109,087
WiseTech Global Ltd. (a)	13	929
Woodside Energy Group Ltd. (a)	4,937	76,454
Woolworths Group Ltd.	1,506	30,704
		2,296,320
AUSTRIA — 0.1%
Erste Group Bank AG	570	48,376
Mondi PLC	939	15,306
OMV AG	481	26,074
Security Description	Shares	Value
Verbund AG	571	$43,668
		133,424
BELGIUM — 0.1%
Ageas SA	204	13,733
Anheuser-Busch InBev SA	1,011	69,117
D'ieteren Group	13	2,784
Elia Group SA (a)	51	5,852
Groupe Bruxelles Lambert NV	123	10,439
KBC Group NV	369	37,970
Lotus Bakeries NV	1	9,590
Sofina SA (a)	16	5,259
Syensqo SA (a)	153	11,760
UCB SA	58	11,367
		177,871
BRAZIL — 0.1%
MercadoLibre, Inc. (b)	46	120,227
Wheaton Precious Metals Corp.	120	10,770
Yara International ASA	407	14,961
		145,958
CANADA — 2.9%
Agnico Eagle Mines Ltd.	370	43,993
Alamos Gold, Inc. Class A	180	4,778
Alimentation Couche-Tard, Inc. (a)	942	46,731
AltaGas Ltd. (a)	420	12,168
ARC Resources Ltd.	808	17,001
Bank of Montreal (a)	1,264	139,795
Bank of Nova Scotia	2,369	130,733
Barrick Mining Corp. (a)	2,009	41,741
BCE, Inc. (a)	109	2,412
Brookfield Asset Management Ltd. Class A (a)	809	44,686
Brookfield Corp. (a)	1,503	92,835
Brookfield Renewable Corp. (a)	104	3,402
CAE, Inc. (b)	170	4,972
Cameco Corp. (a)	90	6,670
Canadian Imperial Bank of Commerce	1,352	95,775
Canadian National Railway Co. (a)	1,308	136,015
Canadian Natural Resources Ltd.	2,872	90,085
Canadian Pacific Kansas City Ltd. (a)	419	33,219
Canadian Tire Corp. Ltd. Class A (a)	104	14,130
Canadian Utilities Ltd. Class A (a)	148	4,087
CCL Industries, Inc. Class B (a)	148	8,613
Celestica, Inc. (a) (b)	298	46,466
Cenovus Energy, Inc.	3,660	49,703
CGI, Inc. (a)	3,468	363,473
Constellation Software, Inc.	147	537,926
Descartes Systems Group, Inc. (b)	1,242	125,911
Dollarama, Inc. (a)	1,380	194,050
Element Fleet Management Corp. (a)	252	6,300
Emera, Inc. (a)	328	14,995
Empire Co. Ltd. Class A (a)	272	11,265

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Enbridge, Inc. (a)	1,675	$75,802
Fairfax Financial Holdings Ltd.	103	185,543
FirstService Corp.	20	3,483
Fortis, Inc. (a)	527	25,112
Franco-Nevada Corp.	58	9,503
George Weston Ltd.	74	14,811
Gildan Activewear, Inc. (a)	112	5,508
Great-West Lifeco, Inc.	857	32,528
Hydro One Ltd. (c)	2,487	89,437
iA Financial Corp., Inc.	277	30,307
IGM Financial, Inc. (a)	124	3,909
Imperial Oil Ltd. (a)	669	53,040
Intact Financial Corp. (a)	1,639	380,351
Keyera Corp.	228	7,442
Kinross Gold Corp.	984	15,346
Loblaw Cos. Ltd.	125	20,635
Lundin Gold, Inc.	30	1,581
Magna International, Inc. (a)	928	35,801
Manulife Financial Corp.	2,363	75,401
Metro, Inc.	203	15,914
National Bank of Canada (a)	513	52,830
Nutrien Ltd.	1,009	58,677
Open Text Corp. (a)	278	8,107
Pan American Silver Corp.	268	7,589
Pembina Pipeline Corp. (a)	592	22,183
Power Corp. of Canada (a)	976	38,046
Quebecor, Inc. Class B (a)	194	5,893
RB Global, Inc. (a)	82	8,694
Restaurant Brands International, Inc. (a)	178	11,784
Rogers Communications, Inc. Class B (a)	718	21,253
Royal Bank of Canada	1,697	223,203
Saputo, Inc.	396	8,088
Shopify, Inc. Class A (a) (b)	96	11,050
Stantec, Inc. (a)	52	5,647
Sun Life Financial, Inc. (a)	609	40,441
Suncor Energy, Inc.	2,571	96,113
TC Energy Corp. (a)	673	32,789
Teck Resources Ltd. Class B (a)	795	32,085
TELUS Corp.	5,293	84,835
TFI International, Inc. (a)	104	9,317
Thomson Reuters Corp.	1,524	305,850
TMX Group Ltd.	102	4,315
Toromont Industries Ltd. (a)	220	19,733
Toronto-Dominion Bank	2,841	208,541
Tourmaline Oil Corp. (a)	510	24,556
West Fraser Timber Co. Ltd. (a)	128	9,368
Whitecap Resources, Inc. (a)	1,810	12,137
WSP Global, Inc. (a)	72	14,657
		4,783,165
CHILE — 0.0% *
Antofagasta PLC	302	7,489
Lundin Mining Corp. (a)	823	8,637
		16,126
Security Description	Shares	Value
CHINA — 0.2%
BOC Hong Kong Holdings Ltd.	40,000	$173,758
Prosus NV	485	27,025
SITC International Holdings Co. Ltd.	16,000	51,261
Wharf Holdings Ltd. (a)	18,000	54,803
Wilmar International Ltd.	7,500	16,900
Yangzijiang Shipbuilding Holdings Ltd.	8,900	15,513
		339,260
CONGO — 0.0% *
Ivanhoe Mines Ltd. Class A (a) (b)	208	1,559
DENMARK — 0.7%
AP Moller - Maersk AS Class A	18	33,135
AP Moller - Maersk AS Class B	31	57,432
Carlsberg AS Class B	262	36,993
Coloplast AS Class B	312	29,532
Danske Bank AS	1,108	45,029
Demant AS (b)	53	2,203
DSV AS	149	35,681
Genmab AS (b)	187	38,690
Novo Nordisk AS Class B	11,203	774,857
Novonesis Novozymes B Class B	169	12,074
Orsted AS (b) (c)	203	8,688
Pandora AS	230	40,240
Rockwool AS Class B	265	12,358
Tryg AS	2,456	63,218
Vestas Wind Systems AS	703	10,510
		1,200,640
FINLAND — 0.5%
Elisa OYJ	2,419	133,686
Fortum OYJ	621	11,583
Kesko OYJ Class B	396	9,734
Kone OYJ Class B	1,037	68,022
Metso OYJ (a)	1,691	21,795
Neste OYJ	1,548	20,933
Nokia OYJ (d)	14,532	75,159
Nokia OYJ (d)	630	3,244
Nordea Bank Abp (d)	975	14,405
Nordea Bank Abp (d)	7,341	108,663
Orion OYJ Class B	299	22,410
Sampo OYJ Class A	25,714	275,583
Stora Enso OYJ Class R (a)	1,539	16,664
UPM-Kymmene OYJ	844	22,945
Wartsila OYJ Abp	1,318	31,005
		835,831
FRANCE — 2.2%
Accor SA	151	7,858
Aeroports de Paris SA	474	59,201
Air Liquide SA	941	193,458
Airbus SE	357	74,283
Alstom SA (b)	617	14,340
Amundi SA (c)	82	6,613
Arkema SA	176	12,923
AXA SA	2,609	127,617

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
BioMerieux	31	$4,272
BNP Paribas SA	2,611	233,915
Bollore SE	1,503	9,404
Bouygues SA	582	26,234
Bureau Veritas SA	212	7,202
Capgemini SE	199	33,883
Carrefour SA	3,192	44,851
Cie de Saint-Gobain SA	605	70,762
Cie Generale des Etablissements Michelin SCA	1,193	44,169
Covivio SA REIT	99	6,223
Credit Agricole SA	1,862	35,113
Danone SA	2,046	166,582
Dassault Aviation SA	10	3,524
Dassault Systemes SE	4,123	148,726
Edenred SE	186	5,740
Eiffage SA	140	19,597
Engie SA	6,269	146,625
EssilorLuxottica SA	156	42,649
Eurazeo SE	50	3,554
FDJ UNITED (c)	288	11,258
Gecina SA REIT	56	6,133
Getlink SE	126	2,424
Hermes International SCA	77	207,798
Ipsen SA	41	4,866
Kering SA	142	30,764
Klepierre SA REIT	239	9,382
Legrand SA	170	22,649
L'Oreal SA	589	251,046
LVMH Moet Hennessy Louis Vuitton SE	220	114,817
Orange SA	31,643	479,716
Pernod Ricard SA	268	26,614
Publicis Groupe SA	253	28,415
Renault SA	963	44,233
Rexel SA	508	15,588
Safran SA	77	24,938
Sartorius Stedim Biotech	11	2,619
Societe Generale SA	2,037	116,089
Sodexo SA	588	36,030
Teleperformance SE	123	11,886
Thales SA	49	14,357
TotalEnergies SE	7,329	448,224
Unibail-Rodamco-Westfield REIT (b)	176	16,763
Veolia Environnement SA	1,174	41,688
Vinci SA	634	93,102
		3,610,717
GERMANY — 2.8%
adidas AG	82	19,054
Allianz SE	451	182,169
BASF SE	2,154	105,842
Bayer AG	4,013	120,287
Bayerische Motoren Werke AG	1,306	115,684
Bayerische Motoren Werke AG Preference Shares	264	21,786
Beiersdorf AG	897	112,244
Security Description	Shares	Value
Brenntag SE	246	$16,229
Commerzbank AG	1,612	50,674
Continental AG	294	25,573
Covestro AG (b)	2,855	202,421
CTS Eventim AG & Co. KGaA	582	72,007
Daimler Truck Holding AG	979	46,163
Deutsche Bank AG	4,168	123,147
Deutsche Boerse AG	208	67,608
Deutsche Lufthansa AG	2,805	23,641
Deutsche Post AG	2,007	92,375
Deutsche Telekom AG	25,410	923,758
Dr. Ing hc F Porsche AG Preference Shares (c)	421	20,726
E.ON SE	6,270	115,001
Evonik Industries AG	514	10,559
Fresenius Medical Care AG	392	22,386
Fresenius SE & Co. KGaA	697	34,920
GEA Group AG	392	27,333
Hannover Rueck SE	51	15,996
Heidelberg Materials AG	159	37,226
Henkel AG & Co. KGaA	153	11,045
Henkel AG & Co. KGaA Preference Shares	225	17,606
Infineon Technologies AG	1,192	50,533
Knorr-Bremse AG	51	4,912
LEG Immobilien SE	96	8,491
Mercedes-Benz Group AG	3,740	218,149
Merck KGaA	148	19,110
MTU Aero Engines AG	29	12,841
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	416	268,870
Nemetschek SE	117	16,893
Porsche Automobil Holding SE Preference Shares	496	19,615
Rational AG	14	11,701
Rheinmetall AG	91	191,956
RWE AG	1,415	58,849
SAP SE	1,935	586,362
Sartorius AG Preference Shares	9	2,282
Scout24 SE (c)	1,097	150,791
Siemens AG	545	139,241
Siemens Energy AG (b)	208	23,942
Siemens Healthineers AG (c)	246	13,589
Symrise AG	68	7,115
Talanx AG	107	13,804
Volkswagen AG Preference Shares	1,820	191,465
Vonovia SE	785	27,561
Zalando SE (b) (c)	245	8,038
		4,679,570
HONG KONG — 0.7%
AIA Group Ltd.	7,800	69,952
CK Asset Holdings Ltd.	6,678	29,434
CK Infrastructure Holdings Ltd.	500	3,309
CLP Holdings Ltd.	19,000	159,987
Futu Holdings Ltd. ADR	150	18,538

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Hang Seng Bank Ltd.	5,300	$79,399
Henderson Land Development Co. Ltd.	3,000	10,490
HKT Trust & HKT Ltd. Stapled Security	60,540	90,386
Hong Kong & China Gas Co. Ltd.	112,277	94,255
Hong Kong Exchanges & Clearing Ltd.	3,071	163,839
Hongkong Land Holdings Ltd.	1,870	10,790
Jardine Matheson Holdings Ltd.	450	21,627
Link REIT	3,910	20,870
MTR Corp. Ltd.	9,538	34,264
Power Assets Holdings Ltd.	21,000	134,962
Prudential PLC	2,957	36,980
Sino Land Co. Ltd.	6,776	7,208
Sun Hung Kai Properties Ltd.	3,500	40,150
Swire Pacific Ltd. Class A	6,000	51,401
Techtronic Industries Co. Ltd.	4,000	43,974
WH Group Ltd. (c)	21,072	20,267
Wharf Real Estate Investment Co. Ltd.	5,000	14,140
		1,156,222
IRELAND — 0.7%
Accenture PLC Class A	2,705	808,497
AerCap Holdings NV	301	35,217
AIB Group PLC	22,501	184,493
Bank of Ireland Group PLC	2,359	33,465
Kerry Group PLC Class A	141	15,517
Kingspan Group PLC	130	11,018
		1,088,207
ISRAEL — 0.4%
Azrieli Group Ltd.	30	2,759
Bank Hapoalim BM	8,141	156,220
Bank Leumi Le-Israel BM	7,234	134,519
Check Point Software Technologies Ltd. (b)	1,011	223,684
Elbit Systems Ltd.	10	4,448
ICL Group Ltd.	1,467	10,059
Israel Discount Bank Ltd. Class A	2,400	23,918
Mizrahi Tefahot Bank Ltd.	970	63,227
Nice Ltd. (b)	34	5,770
Teva Pharmaceutical Industries Ltd. (b)	1,659	28,076
		652,680
ITALY — 0.9%
Banca Mediolanum SpA	196	3,364
Banco BPM SpA	2,162	25,155
BPER Banca SpA	2,432	22,028
Coca-Cola HBC AG	161	8,393
Davide Campari-Milano NV (a)	321	2,151
DiaSorin SpA (a)	13	1,386
Enel SpA	12,884	121,838
Eni SpA	13,851	223,724
Ferrari NV	815	398,078
FinecoBank Banca Fineco SpA	1,694	37,453
Security Description	Shares	Value
Generali (a)	1,355	$48,051
Infrastrutture Wireless Italiane SpA (a) (c)	4,306	52,467
Intesa Sanpaolo SpA	24,206	138,988
Leonardo SpA (a)	293	16,433
Mediobanca Banca di Credito Finanziario SpA (a)	723	16,749
Moncler SpA	591	33,570
Nexi SpA (a) (c)	1,035	6,164
Poste Italiane SpA (c)	543	11,626
Prysmian SpA	288	20,298
Recordati Industria Chimica e Farmaceutica SpA	74	4,638
Ryanair Holdings PLC	642	18,102
Snam SpA	1,948	11,758
Telecom Italia SpA (a) (b)	29,136	14,317
Terna - Rete Elettrica Nazionale (a)	1,252	12,824
UniCredit SpA	3,141	209,831
Unipol Assicurazioni SpA	665	13,134
		1,472,520
JAPAN — 7.9%
Advantest Corp.	1,900	140,154
Aeon Co. Ltd. (a)	1,100	33,660
AGC, Inc. (a)	600	17,558
Aisin Corp.	1,800	23,016
Ajinomoto Co., Inc.	500	13,531
ANA Holdings, Inc.	1,600	31,265
Asahi Group Holdings Ltd.	2,300	30,692
Asahi Kasei Corp.	3,200	22,752
Asics Corp.	1,500	38,215
Astellas Pharma, Inc.	10,500	102,968
Bandai Namco Holdings, Inc.	1,500	53,699
Bridgestone Corp. (a)	2,100	85,777
Canon, Inc. (a)	14,800	429,210
Capcom Co. Ltd.	800	27,321
Central Japan Railway Co.	12,000	268,504
Chiba Bank Ltd.	1,300	12,010
Chubu Electric Power Co., Inc.	11,500	141,794
Chugai Pharmaceutical Co. Ltd.	1,700	88,563
Concordia Financial Group Ltd.	2,100	13,625
Dai Nippon Printing Co. Ltd.	900	13,645
Daifuku Co. Ltd.	900	23,191
Dai-ichi Life Holdings, Inc.	7,200	54,631
Daiichi Sankyo Co. Ltd.	700	16,307
Daikin Industries Ltd.	300	35,359
Daito Trust Construction Co. Ltd.	800	86,815
Daiwa House Industry Co. Ltd.	1,100	37,726
Daiwa Securities Group, Inc.	2,300	16,313
Denso Corp.	3,300	44,561
Dentsu Group, Inc. (a)	400	8,850
Disco Corp.	200	59,026
East Japan Railway Co.	8,800	189,348
Eisai Co. Ltd.	300	8,615
ENEOS Holdings, Inc.	14,900	73,765
FANUC Corp.	700	19,094
Fast Retailing Co. Ltd.	400	137,132

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Fuji Electric Co. Ltd.	200	$9,213
FUJIFILM Holdings Corp.	13,600	295,830
Fujikura Ltd.	100	5,241
Fujitsu Ltd.	8,500	206,843
Hankyu Hanshin Holdings, Inc.	2,800	75,987
Hitachi Ltd.	3,600	104,801
Honda Motor Co. Ltd.	16,300	157,363
Hoshizaki Corp.	100	3,445
Hoya Corp.	900	106,888
Hulic Co. Ltd. (a)	600	6,033
Idemitsu Kosan Co. Ltd.	5,000	30,288
IHI Corp.	100	10,828
Inpex Corp. (a)	8,900	124,771
Isuzu Motors Ltd.	1,500	19,009
ITOCHU Corp.	1,800	94,159
Japan Airlines Co. Ltd.	200	4,073
Japan Exchange Group, Inc.	2,400	24,267
Japan Post Bank Co. Ltd.	7,600	81,817
Japan Post Holdings Co. Ltd.	6,300	58,248
Japan Post Insurance Co. Ltd.	600	13,546
Japan Tobacco, Inc. (a)	1,000	29,409
JFE Holdings, Inc.	3,400	39,474
Kajima Corp.	600	15,631
Kansai Electric Power Co., Inc.	3,100	36,678
Kao Corp. (a)	1,000	44,702
Kawasaki Kisen Kaisha Ltd. (a)	1,400	19,811
KDDI Corp.	35,000	600,921
Keyence Corp.	400	160,172
Kikkoman Corp.	500	4,632
Kirin Holdings Co. Ltd. (a)	1,300	18,175
Kobe Bussan Co. Ltd.	400	12,401
Komatsu Ltd.	1,400	45,912
Kubota Corp.	2,400	26,950
Kyocera Corp.	20,000	240,022
Kyowa Kirin Co. Ltd. (a)	300	5,121
Lasertec Corp. (a)	300	40,313
LY Corp.	2,800	10,282
M3, Inc.	200	2,749
Makita Corp.	200	6,166
Marubeni Corp.	3,100	62,517
MatsukiyoCocokara & Co.	300	6,163
MEIJI Holdings Co. Ltd.	400	8,826
Minebea Mitsumi, Inc.	700	10,257
Mitsubishi Chemical Group Corp.	6,200	32,536
Mitsubishi Corp.	6,800	135,958
Mitsubishi Electric Corp.	2,100	45,229
Mitsubishi Estate Co. Ltd.	1,200	22,456
Mitsubishi HC Capital, Inc.	2,100	15,418
Mitsubishi Heavy Industries Ltd.	1,500	37,488
Mitsubishi UFJ Financial Group, Inc.	18,400	252,603
Mitsui & Co. Ltd.	5,600	114,253
Mitsui Fudosan Co. Ltd.	3,100	29,939
Mitsui OSK Lines Ltd. (a)	1,300	43,380
Mizuho Financial Group, Inc.	4,740	131,031
MonotaRO Co. Ltd. (a)	600	11,818
Security Description	Shares	Value
MS&AD Insurance Group Holdings, Inc.	4,300	$96,154
Murata Manufacturing Co. Ltd.	2,100	31,316
NEC Corp.	4,800	140,200
Nexon Co. Ltd.	300	6,044
NIDEC Corp.	800	15,535
Nintendo Co. Ltd.	2,400	230,621
Nippon Building Fund, Inc. REIT (a)	5	4,600
Nippon Paint Holdings Co. Ltd.	1,000	8,031
Nippon Sanso Holdings Corp.	200	7,564
Nippon Steel Corp.	4,100	77,575
Nippon Telegraph & Telephone Corp.	501,600	534,781
Nippon Yusen KK (a)	1,700	61,059
Nissan Motor Co. Ltd. (a) (b)	22,200	53,823
Nissin Foods Holdings Co. Ltd. (a)	200	4,148
Nitori Holdings Co. Ltd.	300	28,911
Nitto Denko Corp.	800	15,461
Nomura Holdings, Inc. (a)	5,500	36,249
Nomura Research Institute Ltd.	4,800	192,173
Obayashi Corp.	900	13,617
Obic Co. Ltd.	5,500	213,649
Olympus Corp.	1,100	13,060
Omron Corp.	1,300	35,046
Ono Pharmaceutical Co. Ltd. (a)	4,000	43,172
Oracle Corp. Japan	700	83,281
Oriental Land Co. Ltd.	2,000	46,024
ORIX Corp.	2,300	51,909
Osaka Gas Co. Ltd.	5,900	150,844
Otsuka Corp. (a)	4,000	81,318
Otsuka Holdings Co. Ltd.	2,300	113,866
Pan Pacific International Holdings Corp.	2,400	82,395
Panasonic Holdings Corp.	6,300	67,843
Rakuten Group, Inc. (b)	1,300	7,168
Recruit Holdings Co. Ltd.	3,398	200,782
Renesas Electronics Corp.	2,500	30,963
Resona Holdings, Inc.	3,600	33,197
Ricoh Co. Ltd.	8,900	84,135
SBI Holdings, Inc.	600	20,894
SCREEN Holdings Co. Ltd.	200	16,283
SCSK Corp.	2,700	81,274
Secom Co. Ltd.	5,100	182,999
Sekisui Chemical Co. Ltd.	600	10,850
Sekisui House Ltd.	1,200	26,443
Seven & i Holdings Co. Ltd.	4,400	70,762
SG Holdings Co. Ltd. (a)	5,300	58,946
Shimadzu Corp.	4,100	101,389
Shimano, Inc.	100	14,473
Shin-Etsu Chemical Co. Ltd.	1,700	56,163
Shionogi & Co. Ltd.	4,300	77,221
Shiseido Co. Ltd. (a)	500	8,908
SMC Corp.	100	36,028
SoftBank Corp.	436,500	673,886
SoftBank Group Corp.	900	65,516
Sompo Holdings, Inc.	1,100	33,089

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Sony Group Corp.	5,100	$131,697
Subaru Corp.	1,700	29,605
Sumitomo Corp.	2,300	59,377
Sumitomo Electric Industries Ltd.	1,500	32,140
Sumitomo Metal Mining Co. Ltd.	900	22,181
Sumitomo Mitsui Financial Group, Inc.	7,500	188,688
Sumitomo Mitsui Trust Group, Inc.	1,300	34,551
Sumitomo Realty & Development Co. Ltd.	400	15,416
Suntory Beverage & Food Ltd. (a)	200	6,383
Suzuki Motor Corp.	2,600	31,374
Sysmex Corp.	1,200	20,885
T&D Holdings, Inc.	600	13,168
Taisei Corp.	200	11,631
Takeda Pharmaceutical Co. Ltd.	12,068	369,697
TDK Corp.	2,400	28,171
Terumo Corp.	700	12,842
TIS, Inc.	3,600	120,577
Toho Co. Ltd.	700	41,241
Tokio Marine Holdings, Inc.	5,500	232,687
Tokyo Electron Ltd.	1,300	249,119
Tokyo Gas Co. Ltd.	2,000	66,351
Tokyo Metro Co. Ltd. (a)	500	5,807
Tokyu Corp.	3,200	37,972
TOPPAN Holdings, Inc.	400	10,869
Toray Industries, Inc.	2,700	18,464
Toyota Industries Corp.	200	22,569
Toyota Motor Corp.	19,100	329,650
Toyota Tsusho Corp.	1,600	36,210
Trend Micro, Inc.	300	20,721
Unicharm Corp.	900	6,483
West Japan Railway Co.	3,300	75,438
Yakult Honsha Co. Ltd. (a)	300	5,634
Yamaha Motor Co. Ltd. (a)	2,700	20,178
Yokogawa Electric Corp.	3,700	98,747
Zensho Holdings Co. Ltd.	100	6,049
ZOZO, Inc.	1,400	15,091
		13,010,036
JERSEY — 0.0% *
Aptiv PLC (b)	456	31,108
LUXEMBOURG — 0.1%
ArcelorMittal SA	2,075	65,448
CVC Capital Partners PLC (c)	56	1,143
Eurofins Scientific SE (a)	120	8,514
		75,105
MACAU — 0.0% *
Galaxy Entertainment Group Ltd.	2,000	8,879
Sands China Ltd.	800	1,665
		10,544
NETHERLANDS — 1.6%
ABN AMRO Bank NV (c)	1,232	33,609
Adyen NV (b) (c)	59	107,930
Aegon Ltd. (a)	1,731	12,492
Security Description	Shares	Value
Akzo Nobel NV	201	$14,015
Argenx SE (b)	328	180,884
ASM International NV (a)	107	68,252
ASML Holding NV	1,236	983,115
ASR Nederland NV	213	14,097
BE Semiconductor Industries NV (a)	196	29,231
Euronext NV (c)	43	7,324
EXOR NV	558	56,069
Heineken Holding NV	235	17,448
Heineken NV	318	27,630
IMCD NV	43	5,757
ING Groep NV	6,456	141,155
JDE Peet's NV (a)	251	7,142
Koninklijke Ahold Delhaize NV	7,338	305,786
Koninklijke KPN NV	61,693	299,522
Koninklijke Philips NV	861	20,628
NN Group NV	726	48,082
NXP Semiconductors NV	177	38,673
Randstad NV (a)	316	14,541
Universal Music Group NV	3,491	112,610
Wolters Kluwer NV	806	134,302
		2,680,294
NEW ZEALAND — 0.1%
Auckland International Airport Ltd.	989	4,650
Contact Energy Ltd.	590	3,224
Fisher & Paykel Healthcare Corp. Ltd.	118	2,582
Infratil Ltd.	11,870	76,380
Meridian Energy Ltd.	765	2,740
Xero Ltd. (b)	10	1,178
		90,754
NORWAY — 0.1%
Aker BP ASA	818	20,839
DNB Bank ASA	1,471	40,497
Equinor ASA	2,778	70,029
Gjensidige Forsikring ASA	504	12,720
Kongsberg Gruppen ASA	1,110	42,871
Mowi ASA	511	9,826
Norsk Hydro ASA	3,315	18,849
Orkla ASA	659	7,137
Salmar ASA	41	1,770
Telenor ASA	611	9,461
		233,999
POLAND — 0.0% *
InPost SA (b)	2,534	41,941
PORTUGAL — 0.1%
EDP SA	5,111	22,090
Galp Energia SGPS SA	2,784	50,883
Jeronimo Martins SGPS SA	442	11,145
		84,118
SINGAPORE — 0.7%
CapitaLand Ascendas REIT	4,300	9,048

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
CapitaLand Integrated Commercial Trust REIT	6,835	$11,645
CapitaLand Investment Ltd.	2,500	5,202
DBS Group Holdings Ltd.	7,353	259,273
Genting Singapore Ltd.	5,700	3,200
Grab Holdings Ltd. Class A (b)	587	2,953
Keppel Ltd.	2,000	11,652
Oversea-Chinese Banking Corp. Ltd.	10,151	129,991
Sea Ltd. ADR (b)	47	7,517
Sembcorp Industries Ltd.	1,000	5,378
Singapore Airlines Ltd. (a)	19,850	108,628
Singapore Exchange Ltd.	11,100	129,681
Singapore Technologies Engineering Ltd.	800	4,893
Singapore Telecommunications Ltd.	111,342	333,943
STMicroelectronics NV	1,531	46,609
United Overseas Bank Ltd.	2,300	65,010
		1,134,623
SOUTH AFRICA — 0.0% *
Anglo American PLC	2,115	62,313
SOUTH KOREA — 0.0% *
Delivery Hero SE (b) (c)	88	2,373
SPAIN — 1.2%
Acciona SA (a)	53	9,506
ACS Actividades de Construccion y Servicios SA (a)	270	18,684
Aena SME SA (c)	6,190	164,650
Amadeus IT Group SA (a)	216	18,124
Banco Bilbao Vizcaya Argentaria SA	10,528	161,337
Banco de Sabadell SA	11,282	35,797
Banco Santander SA	35,681	294,320
Bankinter SA (a)	957	12,447
CaixaBank SA	6,448	55,662
Cellnex Telecom SA (b) (c)	343	13,267
EDP Renovaveis SA (a)	261	2,903
Endesa SA (a)	381	12,026
Grifols SA (b)	510	6,196
Iberdrola SA	5,722	109,416
Industria de Diseno Textil SA	7,717	400,209
Redeia Corp. SA (a)	6,230	132,732
Repsol SA	7,590	110,790
Telefonica SA (a)	62,581	327,488
		1,885,554
SWEDEN — 0.6%
AddTech AB Class B	571	19,292
Alfa Laval AB	733	30,595
Assa Abloy AB Class B	725	22,457
Atlas Copco AB Class A	7,263	116,485
Atlas Copco AB Class B	4,322	60,973
Beijer Ref AB (a)	163	2,554
Boliden AB (b)	535	16,566
Epiroc AB Class A	1,589	34,246
Epiroc AB Class B	966	18,346
Security Description	Shares	Value
EQT AB (a)	141	$4,674
Essity AB Class B	675	18,556
Evolution AB (c)	501	39,511
Fastighets AB Balder Class B (a) (b)	784	5,780
H & M Hennes & Mauritz AB Class B (a)	618	8,618
Hexagon AB Class B	1,808	18,053
Holmen AB Class B	91	3,583
Industrivarden AB Class A	133	4,789
Industrivarden AB Class C	178	6,382
Indutrade AB	608	16,472
Investment AB Latour Class B (a)	59	1,543
Investor AB Class B (a)	1,849	54,275
L E Lundbergforetagen AB Class B	74	3,662
Lifco AB Class B	490	19,681
Nibe Industrier AB Class B (a)	1,036	4,385
Saab AB Class B	96	5,315
Sagax AB Class B (a)	74	1,677
Sandvik AB	3,063	69,710
Securitas AB Class B	815	12,100
Skandinaviska Enskilda Banken AB Class A	2,884	49,961
Skanska AB Class B	537	12,407
SKF AB Class B	512	11,663
Svenska Cellulosa AB SCA Class B	652	8,415
Svenska Handelsbanken AB Class A	2,775	36,819
Swedbank AB Class A	1,639	43,080
Swedish Orphan Biovitrum AB (b)	120	3,629
Tele2 AB Class B	413	5,991
Telefonaktiebolaget LM Ericsson Class B	2,589	21,988
Telia Co. AB	18,040	64,301
Trelleborg AB Class B	161	5,948
Volvo AB Class B	4,994	139,072
		1,023,554
SWITZERLAND — 1.9%
ABB Ltd.	4,408	261,988
Avolta AG	152	8,215
Baloise Holding AG	42	9,877
Banque Cantonale Vaudoise	464	53,308
Barry Callebaut AG (a)	8	8,683
BKW AG	337	73,369
Chocoladefabriken Lindt & Spruengli AG (d)	1	16,771
Chocoladefabriken Lindt & Spruengli AG (d)	1	166,080
Cie Financiere Richemont SA Class A	280	52,570
DSM-Firmenich AG	534	56,578
EMS-Chemie Holding AG	119	89,549
Galderma Group AG	41	5,923
Geberit AG	104	81,528
Givaudan SA	39	188,190
Helvetia Holding AG	279	65,229
Julius Baer Group Ltd.	239	16,106

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Kuehne & Nagel International AG	348	$75,043
Logitech International SA	882	79,158
Lonza Group AG	32	22,714
Partners Group Holding AG	67	87,117
Sandoz Group AG	378	20,619
Schindler Holding AG (d)	102	37,802
Schindler Holding AG (d)	377	136,165
SGS SA	564	57,038
SIG Group AG	241	4,439
Sika AG	349	94,440
Sonova Holding AG	130	38,608
Straumann Holding AG (a)	287	37,335
Swatch Group AG Bearer Shares (a)	61	9,893
Swiss Life Holding AG	21	21,174
Swiss Prime Site AG	63	9,403
Swisscom AG	411	290,437
TE Connectivity PLC	753	127,009
Temenos AG	141	10,052
UBS Group AG	5,793	195,405
VAT Group AG (a) (c)	68	28,592
Zurich Insurance Group AG	757	527,427
		3,063,834
UNITED KINGDOM — 2.8%
3i Group PLC	1,136	64,137
Admiral Group PLC	775	34,728
Ashtead Group PLC	466	29,815
Associated British Foods PLC	534	15,060
AstraZeneca PLC	4,359	604,503
Auto Trader Group PLC (c)	2,891	32,660
Aviva PLC	2,822	23,945
BAE Systems PLC	1,875	48,472
Barclays PLC	36,690	169,588
Barratt Redrow PLC	2,278	14,232
British American Tobacco PLC	2,029	96,287
British American Tobacco PLC ADR	912	43,165
BT Group PLC (a)	15,762	41,849
Bunzl PLC	499	15,864
Centrica PLC	22,234	49,222
CK Hutchison Holdings Ltd.	11,000	67,682
Coca-Cola Europacific Partners PLC	175	16,226
Compass Group PLC	9,080	306,963
Croda International PLC	138	5,530
DCC PLC	272	17,623
Diageo PLC	5,948	148,997
Entain PLC	865	10,680
Flutter Entertainment PLC (b)	72	20,575
Halma PLC	880	38,589
Hikma Pharmaceuticals PLC	520	14,166
HSBC Holdings PLC	37,847	457,333
Imperial Brands PLC	3,010	118,669
Informa PLC	1,198	13,229
InterContinental Hotels Group PLC	46	5,234
International Consolidated Airlines Group SA (a)	2,310	10,808
Intertek Group PLC	450	29,230
Security Description	Shares	Value
J Sainsbury PLC	6,417	$25,484
JD Sports Fashion PLC	5,713	6,947
Kingfisher PLC	4,907	19,554
Land Securities Group PLC REIT	1,084	9,373
Legal & General Group PLC	7,120	24,841
Lloyds Banking Group PLC	123,805	130,126
London Stock Exchange Group PLC	278	40,515
M&G PLC	3,351	11,802
Marks & Spencer Group PLC	2,961	14,380
Melrose Industries PLC	1,431	10,409
National Grid PLC	5,098	74,157
NatWest Group PLC	15,129	106,023
Next PLC	362	61,711
Pearson PLC	569	8,355
Phoenix Group Holdings PLC	558	5,035
Reckitt Benckiser Group PLC	2,090	141,913
RELX PLC	5,177	279,302
Rentokil Initial PLC	2,858	13,790
Rolls-Royce Holdings PLC	1,470	19,491
Sage Group PLC	7,863	134,742
Schroders PLC	1,091	5,403
Segro PLC REIT	1,418	13,206
Severn Trent PLC	165	6,182
Smith & Nephew PLC	831	12,674
Smiths Group PLC	877	26,992
Spirax Group PLC	44	3,591
SSE PLC	1,264	31,715
Standard Chartered PLC	5,000	82,701
Tesco PLC	13,620	74,899
Unilever PLC	7,091	429,984
United Utilities Group PLC	443	6,930
Vodafone Group PLC	164,681	175,526
Whitbread PLC	218	8,433
Wise PLC Class A (b)	2,018	28,760
WPP PLC	2,950	20,722
		4,630,729
UNITED STATES — 68.9%
3M Co.	1,371	208,721
Abbott Laboratories	6,704	911,811
AbbVie, Inc.	1,950	361,959
Adobe, Inc. (b)	1,512	584,963
Advanced Micro Devices, Inc. (b)	601	85,282
AECOM	94	10,609
Aflac, Inc.	1,565	165,045
Agilent Technologies, Inc.	717	84,613
Air Products & Chemicals, Inc.	138	38,924
Airbnb, Inc. Class A (b)	164	21,704
Akamai Technologies, Inc. (b)	1,166	93,000
Albertsons Cos., Inc. Class A	1,442	31,017
Alcon AG	334	29,456
Alexandria Real Estate Equities, Inc. REIT	228	16,560
Align Technology, Inc. (b)	40	7,573
Allegion PLC	252	36,318
Alliant Energy Corp.	657	39,729
Allstate Corp.	778	156,619

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Alphabet, Inc. Class A	11,686	$2,059,424
Alphabet, Inc. Class C	9,976	1,769,643
Altria Group, Inc.	1,147	67,249
Amazon.com, Inc. (b)	3,176	696,783
Amcor PLC	1,747	16,055
Ameren Corp.	1,405	134,936
American Electric Power Co., Inc.	1,122	116,419
American Express Co.	313	99,841
American Financial Group, Inc.	205	25,873
American Homes 4 Rent Class A, REIT	218	7,863
American International Group, Inc.	1,020	87,302
American Tower Corp. REIT	162	35,805
American Water Works Co., Inc.	640	89,030
Ameriprise Financial, Inc.	317	169,192
AMETEK, Inc.	104	18,820
Amgen, Inc.	685	191,259
Amphenol Corp. Class A	3,598	355,302
Amrize Ltd. (b)	578	28,740
Analog Devices, Inc.	238	56,649
Annaly Capital Management, Inc. REIT	550	10,351
ANSYS, Inc. (b)	140	49,171
Aon PLC Class A	1,017	362,825
Apollo Global Management, Inc.	185	26,246
Apple, Inc.	17,942	3,681,160
Applied Materials, Inc.	2,432	445,226
AppLovin Corp. Class A (b)	20	7,002
Arch Capital Group Ltd.	3,806	346,536
Archer-Daniels-Midland Co.	1,606	84,765
ARES Management Corp. Class A	42	7,274
Arista Networks, Inc. (b)	3,159	323,197
Arthur J Gallagher & Co.	961	307,635
AT&T, Inc.	28,370	821,028
Atlassian Corp. Class A (b)	10	2,031
Atmos Energy Corp.	108	16,644
Autodesk, Inc. (b)	583	180,479
Automatic Data Processing, Inc.	1,303	401,845
AutoZone, Inc. (b)	129	478,878
AvalonBay Communities, Inc. REIT	79	16,077
Avantor, Inc. (b)	892	12,006
Avery Dennison Corp.	219	38,428
Axon Enterprise, Inc. (b)	10	8,279
Baker Hughes Co.	1,039	39,835
Ball Corp.	170	9,535
Bank of America Corp.	12,306	582,320
Bank of New York Mellon Corp.	755	68,788
Baxter International, Inc.	575	17,411
Becton Dickinson & Co.	555	95,599
Bentley Systems, Inc. Class B	2,120	114,416
Berkshire Hathaway, Inc. Class B (b)	2,328	1,130,873
Best Buy Co., Inc.	927	62,230
Biogen, Inc. (b)	229	28,760
BioMarin Pharmaceutical, Inc. (b)	1,680	92,350
Blackrock, Inc.	349	366,188
Security Description	Shares	Value
Blackstone, Inc.	167	$24,980
Block, Inc. (b)	462	31,384
Boeing Co. (b)	162	33,944
Booking Holdings, Inc.	6	34,735
Booz Allen Hamilton Holding Corp.	1,018	106,004
Boston Scientific Corp. (b)	1,827	196,238
BP PLC	64,355	322,507
Bristol-Myers Squibb Co.	5,062	234,320
Broadcom, Inc.	652	179,724
Broadridge Financial Solutions, Inc.	291	70,722
Brown & Brown, Inc.	1,859	206,107
Brown-Forman Corp. Class B	463	12,459
Builders FirstSource, Inc. (b)	212	24,738
Bunge Global SA	568	45,599
Burlington Stores, Inc. (b)	35	8,142
BXP, Inc. REIT	148	9,986
Cadence Design Systems, Inc. (b)	603	185,814
Camden Property Trust REIT	60	6,761
Campbell's Co.	3,016	92,440
Capital One Financial Corp.	537	114,252
Cardinal Health, Inc.	1,354	227,472
Carlisle Cos., Inc.	119	44,435
Carlyle Group, Inc.	144	7,402
Carnival Corp. (b)	597	16,788
Carrier Global Corp.	424	31,033
Carvana Co. (b)	20	6,739
Caterpillar, Inc.	1,477	573,386
Cboe Global Markets, Inc.	1,801	420,011
CBRE Group, Inc. Class A (b)	229	32,087
CDW Corp.	632	112,869
Cencora, Inc.	2,950	884,557
Centene Corp. (b)	3,319	180,155
CenterPoint Energy, Inc.	563	20,685
CF Industries Holdings, Inc.	2,216	203,872
CH Robinson Worldwide, Inc.	683	65,534
Charles Schwab Corp.	865	78,923
Charter Communications, Inc. Class A (b)	143	58,460
Cheniere Energy, Inc.	227	55,279
Chevron Corp.	3,672	525,794
Chipotle Mexican Grill, Inc. (b)	3,618	203,151
Chubb Ltd.	2,045	592,477
Church & Dwight Co., Inc.	4,223	405,873
Cigna Group	897	296,530
Cincinnati Financial Corp.	156	23,232
Cintas Corp.	999	222,647
Cisco Systems, Inc.	20,411	1,416,115
Citigroup, Inc.	4,638	394,787
Citizens Financial Group, Inc.	1,107	49,538
Clorox Co.	64	7,684
Cloudflare, Inc. Class A (b)	10	1,958
CME Group, Inc.	1,418	390,829
CMS Energy Corp.	1,687	116,875
CNH Industrial NV	1,631	21,213
Coca-Cola Co.	15,951	1,128,533

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Cognizant Technology Solutions Corp. Class A	3,834	$299,167
Coinbase Global, Inc. Class A (b)	35	12,267
Colgate-Palmolive Co.	4,710	428,139
Comcast Corp. Class A	7,094	253,185
Conagra Brands, Inc.	2,446	50,070
ConocoPhillips	2,121	190,339
Consolidated Edison, Inc.	5,480	549,918
Constellation Brands, Inc. Class A	72	11,713
Constellation Energy Corp.	124	40,022
Cooper Cos., Inc. (b)	126	8,966
Copart, Inc. (b)	2,059	101,035
Corebridge Financial, Inc.	624	22,152
Corning, Inc.	507	26,663
Corpay, Inc. (b)	29	9,623
Corteva, Inc.	982	73,188
CoStar Group, Inc. (b)	104	8,362
Costco Wholesale Corp.	1,207	1,194,858
Coterra Energy, Inc.	3,046	77,307
CRH PLC	637	58,590
Crowdstrike Holdings, Inc. Class A (b)	10	5,093
Crown Castle, Inc. REIT	164	16,848
Crown Holdings, Inc.	124	12,770
CSL Ltd.	233	36,568
CSX Corp.	4,824	157,407
Cummins, Inc.	427	139,842
CVS Health Corp.	4,198	289,578
Danaher Corp.	385	76,053
Darden Restaurants, Inc.	283	61,686
Datadog, Inc. Class A (b)	20	2,687
DaVita, Inc. (b)	44	6,268
Deckers Outdoor Corp. (b)	455	46,897
Deere & Co.	195	99,156
Dell Technologies, Inc. Class C	241	29,547
Delta Air Lines, Inc.	327	16,082
Devon Energy Corp.	1,602	50,960
Dexcom, Inc. (b)	838	73,149
Diamondback Energy, Inc.	647	88,898
Dick's Sporting Goods, Inc.	178	35,210
Digital Realty Trust, Inc. REIT	142	24,755
Docusign, Inc. (b)	443	34,505
Dollar General Corp.	619	70,801
Dollar Tree, Inc. (b)	251	24,859
Dominion Energy, Inc.	1,488	84,102
Domino's Pizza, Inc.	10	4,506
DoorDash, Inc. Class A (b)	36	8,874
Dover Corp.	327	59,916
Dow, Inc.	1,913	50,656
DR Horton, Inc.	1,023	131,885
DraftKings, Inc. Class A (b)	42	1,801
DTE Energy Co.	196	25,962
Duke Energy Corp.	6,955	820,690
DuPont de Nemours, Inc.	466	31,963
Dynatrace, Inc. (b)	2,302	127,093
Eaton Corp. PLC	920	328,431
Security Description	Shares	Value
eBay, Inc.	260	$19,360
Ecolab, Inc.	89	23,980
Edison International	664	34,262
Edwards Lifesciences Corp. (b)	1,374	107,461
Electronic Arts, Inc.	1,394	222,622
Elevance Health, Inc.	1,502	584,218
Eli Lilly & Co.	2,183	1,701,714
EMCOR Group, Inc.	146	78,094
Emerson Electric Co.	344	45,866
Entegris, Inc.	92	7,420
Entergy Corp.	370	30,754
EOG Resources, Inc.	829	99,157
EQT Corp.	528	30,793
Equifax, Inc.	42	10,894
Equinix, Inc. REIT	28	22,273
Equitable Holdings, Inc.	348	19,523
Equity LifeStyle Properties, Inc. REIT	66	4,070
Equity Residential REIT	229	15,455
Erie Indemnity Co. Class A	271	93,980
Essential Utilities, Inc.	230	8,542
Essex Property Trust, Inc. REIT	35	9,919
Estee Lauder Cos., Inc. Class A	230	18,584
Everest Group Ltd.	88	29,907
Evergy, Inc.	260	17,922
Eversource Energy	349	22,203
Exelon Corp.	1,189	51,626
Expand Energy Corp.	1,916	224,057
Expedia Group, Inc.	90	15,181
Expeditors International of Washington, Inc.	460	52,555
Experian PLC	2,079	106,893
Extra Space Storage, Inc. REIT	121	17,840
Exxon Mobil Corp.	11,661	1,257,056
F5, Inc. (b)	984	289,611
FactSet Research Systems, Inc.	90	40,255
Fair Isaac Corp. (b)	76	138,925
Fastenal Co.	3,200	134,400
FedEx Corp.	427	97,061
Ferguson Enterprises, Inc.	571	124,335
Ferrovial SE	201	10,679
Fidelity National Financial, Inc.	266	14,912
Fidelity National Information Services, Inc.	266	21,655
Fifth Third Bancorp	1,117	45,942
First Citizens BancShares, Inc. Class A	73	142,822
First Solar, Inc. (b)	470	77,804
FirstEnergy Corp.	2,599	104,636
Fiserv, Inc. (b)	333	57,413
Ford Motor Co.	14,306	155,220
Fortinet, Inc. (b)	2,803	296,333
Fortive Corp.	219	11,416
Fox Corp. Class A	245	13,730
Fox Corp. Class B	142	7,331
Freeport-McMoRan, Inc.	1,179	51,110

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Gaming & Leisure Properties, Inc. REIT	194	$9,056
Garmin Ltd.	378	78,896
Gartner, Inc. (b)	625	252,637
GE HealthCare Technologies, Inc.	1,288	95,402
GE Vernova, Inc.	66	34,924
Gen Digital, Inc.	3,953	116,218
General Dynamics Corp.	945	275,619
General Electric Co.	3,004	773,200
General Mills, Inc.	7,624	394,999
General Motors Co.	4,616	227,153
Genuine Parts Co.	168	20,380
GFL Environmental, Inc. (a)	90	4,534
Gilead Sciences, Inc.	3,079	341,369
Global Payments, Inc.	418	33,457
GoDaddy, Inc. Class A (b)	1,989	358,139
Goldman Sachs Group, Inc.	331	234,265
Graco, Inc.	420	36,107
GSK PLC	16,176	308,118
Haleon PLC	6,857	35,180
Halliburton Co.	1,725	35,155
Hartford Insurance Group, Inc.	315	39,964
HCA Healthcare, Inc.	419	160,519
Healthpeak Properties, Inc. REIT	731	12,800
HEICO Corp.	7	2,296
HEICO Corp. Class A	20	5,175
Hershey Co.	1,403	232,828
Hess Corp.	235	32,557
Hewlett Packard Enterprise Co.	2,879	58,876
Hilton Worldwide Holdings, Inc.	52	13,850
Holcim AG	578	42,769
Hologic, Inc. (b)	2,314	150,780
Home Depot, Inc.	524	192,119
Honeywell International, Inc.	1,527	355,608
Hormel Foods Corp.	4,637	140,269
Howmet Aerospace, Inc.	852	158,583
HP, Inc.	1,790	43,783
Hubbell, Inc.	134	54,727
Humana, Inc.	381	93,147
Huntington Bancshares, Inc.	2,603	43,626
Hyatt Hotels Corp. Class A	20	2,793
IDEX Corp.	46	8,076
IDEXX Laboratories, Inc. (b)	262	140,521
Illinois Tool Works, Inc.	755	186,674
Illumina, Inc. (b)	41	3,912
Incyte Corp. (b)	2,429	165,415
Ingersoll Rand, Inc.	196	16,303
Insulet Corp. (b)	10	3,142
Intel Corp.	5,310	118,944
Interactive Brokers Group, Inc. Class A	176	9,752
Intercontinental Exchange, Inc.	240	44,033
International Business Machines Corp.	2,129	627,587
International Flavors & Fragrances, Inc.	233	17,137
Security Description	Shares	Value
International Paper Co.	543	$25,429
Intuit, Inc.	740	582,846
Intuitive Surgical, Inc. (b)	724	393,429
Invitation Homes, Inc. REIT	374	12,267
IQVIA Holdings, Inc. (b)	164	25,845
Iron Mountain, Inc. REIT	68	6,975
J.M. Smucker Co.	946	92,897
Jabil, Inc.	354	77,207
Jack Henry & Associates, Inc.	552	99,454
Jacobs Solutions, Inc.	100	13,145
James Hardie Industries PLC CDI (b)	1,090	29,788
JB Hunt Transport Services, Inc.	84	12,062
Johnson & Johnson	10,838	1,655,504
Johnson Controls International PLC	387	40,875
JPMorgan Chase & Co.	3,107	900,750
Juniper Networks, Inc.	5,163	206,159
Kellanova	4,683	372,439
Kenvue, Inc.	1,186	24,823
Keurig Dr. Pepper, Inc.	6,575	217,369
KeyCorp	1,453	25,311
Keysight Technologies, Inc. (b)	85	13,928
Kimberly-Clark Corp.	1,231	158,701
Kimco Realty Corp. REIT	564	11,855
Kinder Morgan, Inc.	1,625	47,775
KKR & Co., Inc.	198	26,340
KLA Corp.	360	322,466
Kraft Heinz Co.	10,040	259,233
Kroger Co.	7,609	545,794
L3Harris Technologies, Inc.	151	37,877
Labcorp Holdings, Inc.	80	21,001
Lam Research Corp.	4,167	405,616
Las Vegas Sands Corp.	245	10,660
Leidos Holdings, Inc.	328	51,745
Lennar Corp. Class A	908	100,434
Lennox International, Inc.	96	55,031
Liberty Media Corp.-Liberty Formula One Class C (b)	1,776	185,592
Linde PLC	1,218	571,461
Live Nation Entertainment, Inc. (b)	72	10,892
LKQ Corp.	435	16,099
Lockheed Martin Corp.	1,093	506,212
Loews Corp.	2,927	268,289
Lowe's Cos., Inc.	408	90,523
LPL Financial Holdings, Inc.	52	19,498
Lululemon Athletica, Inc. (b)	360	85,529
LyondellBasell Industries NV Class A	691	39,981
M&T Bank Corp.	311	60,331
Marathon Petroleum Corp.	1,435	238,368
Markel Group, Inc. (b)	18	35,952
Marriott International, Inc. Class A	72	19,671
Marsh & McLennan Cos., Inc.	3,345	731,351
Martin Marietta Materials, Inc.	34	18,665
Marvell Technology, Inc.	221	17,105
Masco Corp.	152	9,783

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Mastercard, Inc. Class A	1,923	$1,080,611
McCormick & Co., Inc.	168	12,738
McDonald's Corp.	2,110	616,479
McKesson Corp.	1,194	874,939
Medtronic PLC	1,035	90,221
Merck & Co., Inc.	14,962	1,184,392
Meta Platforms, Inc. Class A	4,940	3,646,165
MetLife, Inc.	810	65,140
Mettler-Toledo International, Inc. (b)	10	11,747
Microchip Technology, Inc.	380	26,741
Micron Technology, Inc.	718	88,493
Microsoft Corp.	9,008	4,480,669
MicroStrategy, Inc. Class A (b)	30	12,127
Mid-America Apartment Communities, Inc. REIT	68	10,065
Molina Healthcare, Inc. (b)	540	160,866
Molson Coors Beverage Co. Class B	338	16,254
Mondelez International, Inc. Class A	6,688	451,039
MongoDB, Inc. (b)	10	2,100
Monolithic Power Systems, Inc.	151	110,438
Monster Beverage Corp. (b)	4,382	274,488
Moody's Corp.	408	204,649
Morgan Stanley	1,120	157,763
Motorola Solutions, Inc.	1,588	667,690
MSCI, Inc.	20	11,535
Nasdaq, Inc.	198	17,705
Natera, Inc. (b)	10	1,689
Nestle SA	8,047	796,916
NetApp, Inc.	579	61,692
Netflix, Inc. (b)	1,144	1,531,965
Neurocrine Biosciences, Inc. (b)	970	121,919
Newmont Corp.	1,257	73,233
News Corp. Class A	336	9,986
NextEra Energy, Inc.	1,340	93,023
NIKE, Inc. Class B	3,486	247,645
NiSource, Inc.	386	15,571
Nordson Corp.	34	7,289
Norfolk Southern Corp.	160	40,955
Northern Trust Corp.	222	28,147
Northrop Grumman Corp.	662	330,987
Novartis AG	10,281	1,242,115
NRG Energy, Inc.	150	24,087
Nucor Corp.	581	75,263
Nutanix, Inc. Class A (b)	6	459
NVIDIA Corp.	23,150	3,657,468
NVR, Inc. (b)	10	73,857
Occidental Petroleum Corp.	1,670	70,157
Okta, Inc. (b)	42	4,199
Old Dominion Freight Line, Inc.	530	86,019
Omnicom Group, Inc.	662	47,624
ON Semiconductor Corp. (b)	583	30,555
ONEOK, Inc.	516	42,121
Oracle Corp.	458	100,133
O'Reilly Automotive, Inc. (b)	4,335	390,714
Otis Worldwide Corp.	186	18,418
Security Description	Shares	Value
Owens Corning	129	$17,740
PACCAR, Inc.	1,513	143,826
Packaging Corp. of America	71	13,380
Palantir Technologies, Inc. Class A (b)	36	4,908
Palo Alto Networks, Inc. (b)	80	16,371
Parker-Hannifin Corp.	292	203,953
Paychex, Inc.	1,021	148,515
Paycom Software, Inc.	150	34,710
PayPal Holdings, Inc. (b)	2,538	188,624
Pentair PLC	407	41,783
PepsiCo, Inc.	7,634	1,007,993
Pfizer, Inc.	12,218	296,164
PG&E Corp.	10,806	150,636
Philip Morris International, Inc.	480	87,422
Phillips 66 Co.	1,076	128,367
Pinterest, Inc. Class A (b)	244	8,750
PNC Financial Services Group, Inc.	687	128,071
Pool Corp.	108	31,480
PPG Industries, Inc.	637	72,459
PPL Corp.	1,932	65,475
Principal Financial Group, Inc.	397	31,534
Procter & Gamble Co.	9,769	1,556,397
Progressive Corp.	3,467	925,204
Prologis, Inc. REIT	647	68,013
Prudential Financial, Inc.	642	68,976
PTC, Inc. (b)	662	114,089
Public Service Enterprise Group, Inc.	392	32,999
Public Storage REIT	373	109,446
PulteGroup, Inc.	793	83,630
Pure Storage, Inc. Class A (b)	42	2,418
Qiagen NV (b)	160	7,679
QUALCOMM, Inc.	3,365	535,910
Quanta Services, Inc.	62	23,441
Quest Diagnostics, Inc.	941	169,032
Ralliant Corp. (b)	73	3,540
Raymond James Financial, Inc.	171	26,226
Realty Income Corp. REIT	682	39,290
Regency Centers Corp. REIT	120	8,548
Regeneron Pharmaceuticals, Inc.	623	327,075
Regions Financial Corp.	1,788	42,054
Reliance, Inc.	75	23,542
Republic Services, Inc.	3,266	805,428
ResMed, Inc.	359	92,622
Revvity, Inc.	116	11,220
Rivian Automotive, Inc. Class A (a) (b)	248	3,408
Robinhood Markets, Inc. Class A (b)	74	6,929
ROBLOX Corp. Class A (b)	20	2,104
Roche Holding AG	2,366	768,058
Roche Holding AG Bearer Shares	105	36,275
Rockwell Automation, Inc.	265	88,025
Rollins, Inc.	2,372	133,828
Roper Technologies, Inc.	1,313	744,261
Ross Stores, Inc.	175	22,326

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Royal Caribbean Cruises Ltd.	85	$26,617
Royalty Pharma PLC Class A	322	11,602
RPM International, Inc.	72	7,908
RTX Corp.	1,451	211,875
S&P Global, Inc.	102	53,784
Salesforce, Inc.	323	88,079
Samsara, Inc. Class A (b)	10	398
Sanofi SA	3,396	327,721
SBA Communications Corp. REIT	34	7,985
Schlumberger NV	1,805	61,009
Schneider Electric SE	307	81,372
Seagate Technology Holdings PLC	75	10,825
Sempra	652	49,402
ServiceNow, Inc. (b)	194	199,448
Shell PLC	17,272	604,380
Sherwin-Williams Co.	576	197,775
Simon Property Group, Inc. REIT	153	24,596
Smurfit WestRock PLC (d)	681	29,385
Smurfit WestRock PLC (d)	87	3,746
Snap, Inc. Class A (a) (b)	156	1,356
Snap-on, Inc.	144	44,810
Snowflake, Inc. Class A (b)	20	4,475
Solventum Corp. (b)	119	9,025
Southern Co.	8,739	802,502
Spotify Technology SA (b)	20	15,347
SS&C Technologies Holdings, Inc.	152	12,586
Starbucks Corp.	547	50,122
State Street Corp. (e)	448	47,640
Steel Dynamics, Inc.	244	31,234
Stellantis NV	18,454	184,324
STERIS PLC	42	10,089
Stryker Corp.	120	47,476
Sun Communities, Inc. REIT	74	9,360
Super Micro Computer, Inc. (a) (b)	1,259	61,704
Swiss Re AG	1,738	299,456
Synchrony Financial	641	42,780
Synopsys, Inc. (b)	331	169,697
Sysco Corp.	665	50,367
T. Rowe Price Group, Inc.	717	69,190
Take-Two Interactive Software, Inc. (b)	32	7,771
Targa Resources Corp.	121	21,064
Target Corp.	1,721	169,777
Teledyne Technologies, Inc. (b)	708	362,715
Tenaris SA	901	16,896
Teradyne, Inc.	424	38,126
Tesla, Inc. (b)	481	152,794
Texas Instruments, Inc.	2,351	488,115
Texas Pacific Land Corp.	58	61,271
Textron, Inc.	232	18,627
Thermo Fisher Scientific, Inc.	264	107,041
TJX Cos., Inc.	4,772	589,294
T-Mobile U.S., Inc.	3,213	765,529
Toast, Inc. Class A (b)	42	1,860
Tractor Supply Co.	1,522	80,316
Trade Desk, Inc. Class A (b)	50	3,600
Security Description	Shares	Value
Tradeweb Markets, Inc. Class A	32	$4,685
Trane Technologies PLC	599	262,009
TransDigm Group, Inc.	10	15,206
TransUnion	82	7,216
Travelers Cos., Inc.	1,408	376,696
Trimble, Inc. (b)	106	8,054
Truist Financial Corp.	2,582	111,000
Twilio, Inc. Class A (b)	52	6,467
Tyler Technologies, Inc. (b)	450	266,778
Tyson Foods, Inc. Class A	4,787	267,785
U.S. Bancorp	2,721	123,125
Uber Technologies, Inc. (b)	4,073	380,011
UDR, Inc. REIT	172	7,023
U-Haul Holding Co.	143	7,775
Ulta Beauty, Inc. (b)	149	69,705
Union Pacific Corp.	1,715	394,587
United Airlines Holdings, Inc. (b)	180	14,333
United Parcel Service, Inc. Class B	1,045	105,482
United Rentals, Inc.	48	36,163
United Therapeutics Corp. (b)	580	166,663
UnitedHealth Group, Inc.	4,167	1,299,979
Universal Health Services, Inc. Class B	79	14,311
Valero Energy Corp.	1,086	145,980
Veeva Systems, Inc. Class A (b)	321	92,442
Ventas, Inc. REIT	197	12,441
Veralto Corp.	678	68,444
VeriSign, Inc.	1,289	372,263
Verisk Analytics, Inc.	24	7,476
Verizon Communications, Inc.	19,922	862,025
Vertex Pharmaceuticals, Inc. (b)	1,197	532,904
Vertiv Holdings Co. Class A	58	7,448
VICI Properties, Inc. REIT	1,059	34,523
Visa, Inc. Class A	6,436	2,285,102
Vistra Corp.	130	25,195
Vulcan Materials Co.	54	14,084
W.R. Berkley Corp.	3,457	253,986
Walmart, Inc.	13,081	1,279,060
Walt Disney Co.	1,371	170,018
Warner Bros Discovery, Inc. (b)	8,667	99,324
Waste Connections, Inc.	2,179	406,863
Waste Management, Inc.	2,608	596,763
Waters Corp. (b)	165	57,592
Watsco, Inc.	88	38,863
WEC Energy Group, Inc.	2,992	311,766
Wells Fargo & Co.	4,627	370,715
Welltower, Inc. REIT	1,245	191,394
West Pharmaceutical Services, Inc.	177	38,728
Western Digital Corp.	273	17,469
Westinghouse Air Brake Technologies Corp.	94	19,679
Weyerhaeuser Co. REIT	744	19,113
Williams Cos., Inc.	3,802	238,804
Williams-Sonoma, Inc.	438	71,556
Willis Towers Watson PLC	449	137,618
Workday, Inc. Class A (b)	250	60,000

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
WP Carey, Inc. REIT	188	$11,727
WW Grainger, Inc.	147	152,915
Xcel Energy, Inc.	1,764	120,128
Xylem, Inc.	134	17,334
Yum! Brands, Inc.	1,949	288,803
Zebra Technologies Corp. Class A (b)	32	9,868
Zillow Group, Inc. Class C (b)	42	2,942
Zimmer Biomet Holdings, Inc.	220	20,066
Zoetis, Inc.	1,335	208,193
Zoom Communications, Inc. (b)	119	9,280
		113,541,397
ZAMBIA — 0.0% *
First Quantum Minerals Ltd. (a) (b)	857	15,193
TOTAL COMMON STOCKS (Cost $130,291,110)		164,207,539
WARRANTS — 0.0%
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (a) (b) (f) (Cost $0)	61	—
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (g) (h)	200,781	200,781
State Street Navigator Securities Lending Portfolio II (e) (i)	2,659,145	2,659,145
TOTAL SHORT-TERM INVESTMENTS (Cost $2,859,926)		2,859,926
TOTAL INVESTMENTS — 101.4% (Cost $133,151,036)		167,067,465
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(2,269,513)
NET ASSETS — 100.0%		$164,797,952

(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2025.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$164,207,539	$—	$—	$164,207,539
Warrants	—	—	0(a)	0
Short-Term Investments	2,859,926	—	—	2,859,926
TOTAL INVESTMENTS	$167,067,465	$—	$0	$167,067,465
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2025.
See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Corp.	483	$42,731	$10,892	$14,693	$3,547	$5,163	448	$47,640	$1,056
State Street Institutional U.S. Government Money Market Fund, Class G Shares	280,362	280,362	6,187,541	6,267,122	—	—	200,781	200,781	9,095
State Street Navigator Securities Lending Portfolio II	3,398,759	3,398,759	15,556,186	16,295,800	—	—	2,659,145	2,659,145	10,693
Total		$3,721,852	$21,754,619	$22,577,615	$3,547	$5,163		$2,907,566	$20,844
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.6%
AUSTRALIA — 1.8%
APA Group Stapled Security	737,404	$3,948,216
BELGIUM — 1.1%
Warehouses De Pauw CVA REIT	100,071	2,431,594
CANADA — 18.3%
Atco Ltd. Class I (a)	48,897	1,819,707
Bank of Montreal (a)	13,791	1,525,247
Bank of Nova Scotia	32,313	1,783,194
Canadian Imperial Bank of Commerce	20,095	1,423,512
Canadian Natural Resources Ltd.	62,534	1,961,492
Canadian Tire Corp. Ltd. Class A (a)	16,376	2,224,952
Canadian Utilities Ltd. Class A	85,054	2,348,725
Emera, Inc. (a)	55,631	2,543,248
Fortis, Inc. (a)	37,889	1,805,455
Great-West Lifeco, Inc.	43,243	1,641,301
IGM Financial, Inc. (a)	46,766	1,474,440
Keyera Corp.	63,286	2,065,781
Magna International, Inc.	44,136	1,702,689
Pembina Pipeline Corp. (a)	54,234	2,032,235
Power Corp. of Canada (a)	50,547	1,970,388
Quebecor, Inc. Class B (a)	73,812	2,242,219
Rogers Communications, Inc. Class B (a)	62,598	1,852,937
TC Energy Corp. (a)	40,491	1,972,768
TELUS Corp.	224,946	3,605,400
Toronto-Dominion Bank	29,171	2,141,273
		40,136,963
CHINA — 10.1%
Bank of Communications Co. Ltd. Class H	2,512,000	2,336,000
China Merchants Bank Co. Ltd. Class H	308,500	2,155,570
China Resources Land Ltd.	785,000	2,660,000
CSPC Pharmaceutical Group Ltd.	4,306,000	4,223,720
Far East Horizon Ltd.	3,753,000	3,260,568
Jiangsu Expressway Co. Ltd. Class H	2,228,000	3,144,744
Ping An Insurance Group Co. of China Ltd. Class H (a)	324,000	2,057,503
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	3,001,600	2,336,277
		22,174,382
FINLAND — 2.3%
Elisa OYJ	46,893	2,591,534
Valmet OYJ (a)	82,596	2,547,015
		5,138,549
FRANCE — 2.5%
Bouygues SA	81,212	3,660,697
Teleperformance SE	19,889	1,921,900
		5,582,597
Security Description	Shares	Value
GERMANY — 2.0%
Allianz SE	4,408	$1,780,486
Deutsche Post AG	57,992	2,669,177
		4,449,663
HONG KONG — 5.6%
CK Infrastructure Holdings Ltd.	248,303	1,643,228
CLP Holdings Ltd.	220,500	1,856,694
Henderson Land Development Co. Ltd.	1,041,883	3,643,273
Power Assets Holdings Ltd.	304,053	1,954,073
Sino Land Co. Ltd.	2,947,264	3,134,988
		12,232,256
ITALY — 5.4%
A2A SpA	742,562	1,991,734
Enel SpA	348,016	3,291,024
ERG SpA (a)	98,799	2,152,499
Hera SpA (a)	440,028	2,118,792
Terna - Rete Elettrica Nazionale (a)	216,604	2,218,677
		11,772,726
JAPAN — 9.5%
Japan Metropolitan Fund Invest REIT	4,183	2,953,830
Japan Real Estate Investment Corp. REIT	2,655	2,167,084
Mitsui Chemicals, Inc.	78,200	1,805,511
Nomura Real Estate Holdings, Inc.	325,000	1,898,543
Ono Pharmaceutical Co. Ltd. (a)	187,100	2,019,377
Takeda Pharmaceutical Co. Ltd. (a)	70,606	2,162,979
Takeuchi Manufacturing Co. Ltd. (a)	47,100	1,527,665
Toyo Tire Corp. (a)	110,000	2,325,730
Yamato Kogyo Co. Ltd.	33,300	2,019,970
Zeon Corp.	195,100	1,978,081
		20,858,770
NORWAY — 1.3%
DNB Bank ASA	100,766	2,774,134
PORTUGAL — 1.6%
EDP SA	794,454	3,433,721
SAUDI ARABIA — 0.6%
Saudi Electricity Co.	353,491	1,385,500
SOUTH KOREA — 3.7%
KT&G Corp.	25,585	2,420,869
LG Corp.	32,336	1,907,191
LG Uplus Corp.	351,990	3,729,592
		8,057,652
SWITZERLAND — 6.5%
Baloise Holding AG	7,724	1,816,498
Banque Cantonale Vaudoise	15,759	1,810,503
Cembra Money Bank AG	15,023	1,881,650
Helvetia Holding AG	7,208	1,685,187

See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Julius Baer Group Ltd.	19,721	$1,328,938
Swiss Life Holding AG	1,764	1,778,626
Swisscom AG	3,030	2,141,175
Zurich Insurance Group AG	2,479	1,727,203
		14,169,780
TAIWAN — 0.9%
Vanguard International Semiconductor Corp.	602,761	2,073,719
UNITED ARAB EMIRATES — 0.9%
Emirates Telecommunications Group Co. PJSC	419,731	2,011,317
UNITED KINGDOM — 4.6%
IG Group Holdings PLC	106,899	1,558,643
Legal & General Group PLC	941,247	3,283,925
LondonMetric Property PLC REIT	1,030,935	2,867,864
Schroders PLC	491,750	2,435,363
		10,145,795
UNITED STATES — 19.9%
AES Corp.	190,602	2,005,133
Altria Group, Inc.	59,214	3,471,717
Amcor PLC	214,649	1,972,625
Avista Corp.	55,596	2,109,868
BXP, Inc. REIT	28,062	1,893,343
Columbia Banking System, Inc.	55,373	1,294,621
CVS Health Corp.	43,114	2,974,004
Deluxe Corp.	91,436	1,454,747
First Interstate BancSystem, Inc. Class A	53,532	1,542,792
Getty Realty Corp. REIT (a)	78,757	2,176,843
HA Sustainable Infrastructure Capital, Inc. (a)	69,000	1,853,340
Highwoods Properties, Inc. REIT	83,847	2,606,803
LTC Properties, Inc. REIT	73,989	2,560,759
LyondellBasell Industries NV Class A	36,293	2,099,913
Northwest Bancshares, Inc.	138,830	1,774,247
Security Description	Shares	Value
Pfizer, Inc.	96,002	$2,327,088
Universal Corp.	45,302	2,638,389
Verizon Communications, Inc.	67,063	2,901,816
Western Union Co.	259,092	2,181,555
Whirlpool Corp. (a)	17,948	1,820,286
		43,659,889
TOTAL COMMON STOCKS (Cost $195,178,684)		216,437,223
SHORT-TERM INVESTMENTS — 6.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (b) (c)	520,580	520,580
State Street Navigator Securities Lending Portfolio II (d) (e)	13,964,855	13,964,855
TOTAL SHORT-TERM INVESTMENTS (Cost $14,485,435)		14,485,435
TOTAL INVESTMENTS — 105.2% (Cost $209,664,119)		230,922,658
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(11,517,085)
NET ASSETS — 100.0%		$219,405,573
(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	2	09/19/2025	$606,707	$625,375	$18,668
MSCI EAFE Index (long)	8	09/19/2025	1,059,623	1,072,680	13,057
S&P/TSX 60 Index (long)	2	09/18/2025	462,943	469,036	6,093
					$37,818
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$216,437,223	$—	$—	$216,437,223
Short-Term Investments	14,485,435	—	—	14,485,435
TOTAL INVESTMENTS	$230,922,658	$—	$—	$230,922,658
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$37,818	$—	$—	$37,818
TOTAL OTHER FINANCIAL INSTRUMENTS:	$37,818	$—	$—	$37,818

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	462,556	$462,556	$25,737,790	$25,679,766	$—	$—	520,580	$520,580	$20,842
State Street Navigator Securities Lending Portfolio II	11,992,820	11,992,820	94,005,472	92,033,437	—	—	13,964,855	13,964,855	40,836
Total		$12,455,376	$119,743,262	$117,713,203	$—	$—		$14,485,435	$61,678
See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 7.2%
APA Group Stapled Security	1,871,253	$10,019,082
Coles Group Ltd.	296,619	4,051,073
Medibank Pvt Ltd.	1,829,205	6,053,787
Steadfast Group Ltd.	767,796	3,024,083
Telstra Group Ltd.	1,846,050	5,855,475
Vicinity Ltd. REIT	3,478,094	5,630,042
		34,633,542
CANADA — 13.3%
Atco Ltd. Class I	63,814	2,374,844
Canadian Utilities Ltd. Class A	195,497	5,398,554
Emera, Inc. (a)	144,977	6,627,824
Enbridge, Inc. (a)	128,654	5,822,195
Fortis, Inc. (a)	94,785	4,516,615
Gibson Energy, Inc. (a)	260,299	4,559,286
Hydro One Ltd. (a) (b)	92,617	3,330,682
Keyera Corp.	165,296	5,395,591
Parkland Corp.	172,138	4,859,476
Pembina Pipeline Corp. (a)	138,704	5,197,461
Quebecor, Inc. Class B (a)	197,844	6,009,992
Rogers Communications, Inc. Class B (a)	178,248	5,276,245
Sun Life Financial, Inc. (a)	66,794	4,435,474
		63,804,239
FINLAND — 0.4%
Huhtamaki OYJ	51,999	1,848,261
FRANCE — 6.4%
Bouygues SA	197,951	8,922,803
Danone SA	48,125	3,918,251
Eiffage SA	54,853	7,678,408
Orange SA	669,410	10,148,433
		30,667,895
GERMANY — 3.4%
Allianz SE	14,293	5,773,251
Deutsche Telekom AG	83,523	3,036,405
Freenet AG	77,010	2,498,605
RWE AG	118,539	4,929,976
		16,238,237
HONG KONG — 1.8%
HKT Trust & HKT Ltd. Stapled Security	2,248,000	3,356,250
Power Assets Holdings Ltd.	843,000	5,417,751
		8,774,001
ITALY — 5.0%
Italgas SpA	1,123,644	9,496,720
Snam SpA	1,470,936	8,878,472
Terna - Rete Elettrica Nazionale (a)	555,300	5,687,944
		24,063,136
Security Description	Shares	Value
JAPAN — 21.7%
Advance Residence Investment Corp. REIT	2,123	$2,198,766
Asahi Kasei Corp.	530,400	3,771,129
Bridgestone Corp. (a)	115,900	4,734,051
Brother Industries Ltd.	231,600	3,994,016
Canon, Inc. (a)	99,000	2,871,065
Daiwa House REIT Investment Corp.	2,155	3,632,819
Hulic Co. Ltd. (a)	467,400	4,700,048
Japan Real Estate Investment Corp. REIT	7,358	6,005,803
KDDI Corp.	190,700	3,274,160
KDX Realty Investment Corp. REIT	3,521	3,805,103
Kirin Holdings Co. Ltd. (a)	303,400	4,241,866
Kyocera Corp.	299,200	3,590,731
MEIJI Holdings Co. Ltd.	163,000	3,596,393
Nippon Prologis REIT, Inc.	9,427	5,194,982
Nippon Telegraph & Telephone Corp.	3,635,700	3,876,201
Nomura Real Estate Holdings, Inc.	800,000	4,673,336
Nomura Real Estate Master Fund, Inc. REIT	3,557	3,624,843
Obayashi Corp.	374,000	5,658,742
Orix JREIT, Inc.	2,760	3,588,411
Sekisui Chemical Co. Ltd.	201,500	3,643,726
Sekisui House Ltd.	157,200	3,464,070
Seven Bank Ltd.	1,841,200	3,352,387
Sundrug Co. Ltd.	115,500	3,605,452
Takeda Pharmaceutical Co. Ltd. (a)	186,600	5,716,397
United Urban Investment Corp. REIT	3,036	3,259,951
USS Co. Ltd.	351,100	3,861,140
		103,935,588
MALAYSIA — 0.3%
MISC Bhd.	937,400	1,689,791
NETHERLANDS — 1.3%
Koninklijke KPN NV	1,260,944	6,121,935
NEW ZEALAND — 0.6%
Spark New Zealand Ltd. (a)	1,908,756	2,815,666
NORWAY — 0.8%
Orkla ASA	343,296	3,718,019
PORTUGAL — 2.0%
EDP SA	2,165,521	9,359,628
RUSSIA — 0.0%
Inter RAO UES PJSC (c) (d)	71,668,770	—
SINGAPORE — 2.2%
CapitaLand Ascendas REIT	3,089,100	6,500,050
Singapore Exchange Ltd.	333,400	3,895,098
		10,395,148
SOUTH KOREA — 2.1%
KT&G Corp.	68,447	6,476,498

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
LG Corp.	58,597	$3,456,077
		9,932,575
SPAIN — 3.5%
Iberdrola SA (a)	309,042	5,909,504
Mapfre SA (a)	805,597	3,281,404
Redeia Corp. SA (a)	357,952	7,626,299
		16,817,207
SWEDEN — 0.6%
Essity AB Class B	96,819	2,661,649
SWITZERLAND — 5.7%
Galenica AG (b)	24,675	2,692,241
Helvetia Holding AG	21,050	4,921,363
PSP Swiss Property AG	20,317	3,729,037
Swiss Prime Site AG	29,872	4,458,283
Swisscom AG	7,885	5,572,001
Zurich Insurance Group AG	8,266	5,759,201
		27,132,126
TAIWAN — 6.3%
Cheng Shin Rubber Industry Co. Ltd.	2,001,000	2,589,272
Chunghwa Telecom Co. Ltd.	1,020,000	4,713,816
Far Eastern New Century Corp.	4,562,000	5,137,950
President Chain Store Corp.	442,000	3,881,042
Shanghai Commercial & Savings Bank Ltd.	3,341,000	5,306,805
Taiwan Mobile Co. Ltd.	995,000	3,917,055
Uni-President Enterprises Corp.	1,621,000	4,494,762
		30,040,702
THAILAND — 0.7%
Advanced Info Service PCL NVDR	389,100	3,327,406
UNITED ARAB EMIRATES — 0.3%
Abu Dhabi National Oil Co. for Distribution PJSC	1,221,737	1,220,789
UNITED KINGDOM — 8.4%
IG Group Holdings PLC	234,329	3,416,638
M&G PLC	2,340,418	8,242,478
National Grid PLC	487,381	7,089,569
Reckitt Benckiser Group PLC	63,606	4,318,899
Severn Trent PLC	159,986	5,993,931
Unilever PLC	68,289	4,140,905
United Utilities Group PLC	438,776	6,863,569
		40,065,989
UNITED STATES — 5.3%
BP PLC	1,369,858	6,864,861
Security Description	Shares	Value
Nestle SA	50,129	$4,964,408
Novartis AG	37,686	4,553,094
Sanofi SA	37,441	3,613,138
Shell PLC	153,946	5,386,858
		25,382,359
TOTAL COMMON STOCKS (Cost $420,180,927)		474,645,888
SHORT-TERM INVESTMENTS — 6.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (e) (f)	710,357	710,357
State Street Navigator Securities Lending Portfolio II (g) (h)	32,280,694	32,280,694
TOTAL SHORT-TERM INVESTMENTS (Cost $32,991,051)		32,991,051
TOTAL INVESTMENTS — 106.2% (Cost $453,171,978)		507,636,939
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.2)%		(29,471,352)
NET ASSETS — 100.0%		$478,165,587
(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	Non-income producing security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2025.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$474,645,888	$—	$0(a)	$474,645,888
Short-Term Investments	32,991,051	—	—	32,991,051
TOTAL INVESTMENTS	$507,636,939	$—	$0	$507,636,939
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2025.

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	234,621	$234,621	$28,756,522	$28,280,786	$—	$—	710,357	$710,357	$9,635
State Street Navigator Securities Lending Portfolio II	17,668,100	17,668,100	154,342,330	139,729,736	—	—	32,280,694	32,280,694	49,198
Total		$17,902,721	$183,098,852	$168,010,522	$—	$—		$32,991,051	$58,833
See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.8%
BELGIUM — 0.0% *
Viohalco SA	16,416	$109,068
BRAZIL — 3.0%
Afya Ltd. Class A (a)	11,955	213,516
Alpargatas SA Preference Shares	147,988	250,811
Alupar Investimento SA	93,794	531,883
Anima Holding SA	2,710	2,105
Automob Participacoes SA (b)	4,475	9,585
Azzas 2154 SA	47,582	374,878
Banco ABC Brasil SA Preference Shares	24,296	99,671
Banco do Estado do Rio Grande do Sul SA Preference Shares	148,728	315,286
Banco Pan SA Preference Shares	158,431	234,837
Bemobi Mobile Tech SA	41,670	156,820
Boa Safra Sementes SA	54,890	115,656
Bradespar SA	42,610	114,686
Bradespar SA Preference Shares	125,396	360,713
BrasilAgro - Co. Brasileira de Propriedades Agricolas	32,246	116,982
C&A Modas SA	75,911	273,443
Camil Alimentos SA	156,622	146,927
CI&T, Inc. Class A (b)	19,524	116,558
Cia Brasileira de Aluminio (b)	157,986	139,233
Cia Brasileira de Distribuicao (b)	86,179	48,633
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	141,232	175,963
Cia de Saneamento de Minas Gerais Copasa MG	128,074	656,344
Cia De Sanena Do Parana	178,711	1,247,213
Construtora Tenda SA	56,037	250,520
Cury Construtora e Incorporadora SA	82,971	448,767
CVC Brasil Operadora e Agencia de Viagens SA (b)	188,049	82,691
Cyrela Brazil Realty SA Empreendimentos e Participacoes	173,613	831,508
Desktop SA (c)	40,330	72,563
Dexco SA	310,142	322,197
Dimed SA Distribuidora da Medicamentos	95,455	166,150
Direcional Engenharia SA	74,228	555,161
EcoRodovias Infraestrutura e Logistica SA (b)	12,682	17,404
Even Construtora e Incorporadora SA	82,670	112,997
Fleury SA	119,760	285,694
Fras-Le SA	81,377	407,493
Grendene SA	211,129	212,760
Grupo SBF SA	66,212	148,005
Hidrovias do Brasil SA (b)	479,840	316,503
Iguatemi SA	140,507	597,004
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	35,217	102,918
Security Description	Shares	Value
Iochpe Maxion SA	96,536	$236,129
Irani Papel e Embalagem SA	78,761	104,912
IRB-Brasil Resseguros SA (b)	41,331	342,592
Jalles Machado SA	100,569	70,942
JHSF Participacoes SA	143,737	140,370
JSL SA	71,808	79,599
Kepler Weber SA	136,059	202,922
Lavvi Empreendimentos Imobiliarios SA	78,249	178,639
LOG Commercial Properties e Participacoes SA	61,467	235,942
Log-in Logistica Intermodal SA (b)	5,895	28,590
Lojas Quero-Quero SA	228,452	110,085
M Dias Branco SA	45,274	199,085
Magazine Luiza SA	181,096	326,831
Mahle Metal Leve SA	36,876	204,114
Marcopolo SA Preference Shares	448,309	653,836
Mills Locacao Servicos e Logistica SA	85,140	172,375
Minerva SA (b)	97,513	87,546
Moura Dubeux Engenharia SA	44,068	186,192
Movida Participacoes SA	113,836	146,210
MRV Engenharia e Participacoes SA (b)	111,270	129,866
Nexa Resources SA	26,674	132,303
Oceanpact Servicos Maritimos SA (b)	101,910	126,971
Odontoprev SA	176,630	379,289
Orizon Valorizacao de Residuos SA (b)	58,584	578,235
Petroreconcavo SA	96,683	253,849
Plano & Plano Desenvolvimento Imobiliario SA	54,200	155,911
Randon SA Implementos e Participacoes Preference Shares	99,903	163,093
Romi SA	42,291	69,118
Sao Martinho SA	62,978	202,740
Schulz SA Preference Shares	152,995	151,093
Serena Energia SA (b)	192,777	412,550
Simpar SA	104,615	97,372
SLC Agricola SA	174,914	572,700
Taurus Armas SA Preference Shares	36,064	45,328
Tegma Gestao Logistica SA	51,557	331,757
Tres Tentos Agroindustrial SA	139,451	386,069
Tupy SA	47,274	157,815
Unipar Carbocloro SA Preference Shares	33,837	360,450
Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares (b)	298,542	225,362
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	50,089	235,034
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	194,350	148,847

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Vinci Partners Investments Ltd. Class A	19,251	$186,157
Vivara Participacoes SA	69,938	346,368
VTEX Class A (a) (b)	34,458	227,423
Vulcabras SA	47,816	184,769
Wilson Sons SA	99,806	319,103
YDUQS Participacoes SA	29,384	88,779
		21,007,340
BRITISH VIRGIN ISLANDS — 0.0% *
SF Real Estate Investment Trust (a)	651,000	251,278
CAYMAN ISLANDS — 0.0% *
Amax Holding Co. Ltd.	16,000	69,561
Patria Investments Ltd. Class A	18,935	266,226
		335,787
CHILE — 0.6%
Aguas Andinas SA Class A	482,983	175,927
CAP SA (b)	49,493	254,431
Empresa Nacional de Telecomunicaciones SA	90,673	291,479
Engie Energia Chile SA	433,214	603,346
Inversiones Aguas Metropolitanas SA	380,531	348,967
Inversiones La Construccion SA	21,882	251,446
Parque Arauco SA	474,977	999,898
Ripley Corp. SA	1,031,294	477,858
Salfacorp SA	282,293	225,326
SMU SA	1,530,929	273,900
SONDA SA	330,280	125,874
Vina Concha y Toro SA	398,131	458,517
		4,486,969
CHINA — 26.9%
361 Degrees International Ltd.	719,000	457,046
3peak, Inc. Class A (b)	9,269	179,501
ABA Chemicals Corp. Class A	100,300	100,116
Abbisko Cayman Ltd. (b)	195,000	253,873
ADAMA Ltd. Class A (b)	198,100	199,672
Advanced Fiber Resources Zhuhai Ltd. Class A	16,100	105,885
Advanced Technology & Materials Co. Ltd. Class A	45,900	82,532
Aerospace Hi-Tech Holdings Group Ltd. Class A (b)	34,938	60,627
Aerospace Intelligent Manufacturing Technology Co. Ltd. Class A	64,200	155,231
Agora, Inc. ADR (b)	24,982	95,181
AIM Vaccine Co. Ltd. (a) (b)	57,000	27,157
AInnovation Technology Group Co. Ltd. (b) (c)	52,900	41,377
A-Living Smart City Services Co. Ltd. (a) (c)	555,500	203,094
Alpha Group Class A (b)	104,800	142,208
Amoy Diagnostics Co. Ltd. Class A	23,400	70,332
ANE Cayman, Inc. (b)	474,000	475,811
Security Description	Shares	Value
Angelalign Technology, Inc. (a) (c)	27,000	$194,503
Anhui Anfu Battery Technology Co. Ltd. Class A	34,100	140,862
Anhui Golden Seed Winery Co. Ltd. Class A (b)	81,600	123,030
Anhui Huaren Health Pharmaceutical Co. Ltd. Class A	77,600	164,773
Anhui Jiangnan Chemical Industry Co. Ltd. Class A	233,400	188,984
Anhui Jinhe Industrial Co. Ltd. Class A	44,500	146,301
Anhui Tatfook Technology Co. Ltd. Class A (b)	35,900	61,294
Anhui Tongguan Copper Foil Group Co. Ltd. Class A (b)	65,221	113,904
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	44,548	53,857
Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	134,800	183,104
Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	191,700	122,570
Anhui Xinhua Media Co. Ltd. Class A	110,500	105,361
Anhui Yingliu Electromechanical Co. Ltd. Class A	64,300	207,178
Anji Microelectronics Technology Shanghai Co. Ltd. Class A	10,325	218,805
Anton Oilfield Services Group	558,000	98,094
Antong Holdings Co. Ltd. Class A (b)	421,900	162,560
Anyang Iron & Steel, Inc. Class A (b)	502,200	137,413
Aoshikang Technology Co. Ltd. Class A	14,300	58,712
Aotecar New Energy Technology Co. Ltd. Class A	115,300	46,679
ApicHope Pharmaceutical Group Co. Ltd. (b)	25,150	175,973
Appotronics Corp. Ltd. Class A	18,053	36,443
Archermind Technology Nanjing Co. Ltd. Class A (b)	13,060	77,578
Arcsoft Corp. Ltd. Class A	32,083	216,107
Arctech Solar Holding Co. Ltd. Class A	14,276	93,032
Ascentage Pharma Group International (b) (c)	156,719	1,527,262
ASR Microelectronics Co. Ltd. Class A (b)	29,615	323,720
ATRenew, Inc. ADR (b)	72,018	238,380
Autel Intelligent Technology Corp. Ltd. Class A	51,442	219,753
Bafang Electric Suzhou Co. Ltd. Class A	7,312	27,704
Bairong, Inc. (b) (c)	139,365	165,995
Bank of Zhengzhou Co. Ltd. Class H (b) (c)	908,000	136,489

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Baoding Tianwei Baobian Electric Co. Ltd. Class A (b)	72,300	$86,803
Baoji Titanium Industry Co. Ltd. Class A	32,500	142,601
Baowu Magnesium Technology Co. Ltd. Class A	64,520	110,248
Baoxiniao Holding Co. Ltd. Class A	72,000	37,793
Baozun, Inc. ADR (b)	43,149	107,872
Bear Electric Appliance Co. Ltd. Class A	11,345	73,552
Beauty Farm Medical & Health Industry, Inc.	23,000	88,631
Beijing Aerospace Changfeng Co. Ltd. Class A (b)	84,500	169,044
Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	35,000	70,360
Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	67,108	149,709
Beijing Baination Pictures Co. Ltd. Class A (b)	82,300	65,604
Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A (b)	112,600	92,587
Beijing Caishikou Department Store Co. Ltd. Class A	59,700	136,266
Beijing Capital International Airport Co. Ltd. Class H (a) (b)	1,006,000	379,332
Beijing Changjiu Logistics Corp. Class A	6,500	7,078
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H (a)	181,250	283,073
Beijing CTJ Information Technology Co. Ltd. Class A	34,600	126,553
Beijing Cuiwei Tower Co. Ltd. Class A (b)	76,000	180,898
Beijing eGOVA Co. Ltd. Class A (b)	42,580	105,928
Beijing Electronic Zone High-tech Group Co. Ltd. Class A (b)	204,500	131,325
Beijing Gehua CATV Network Co. Ltd. Class A	146,300	156,039
Beijing GeoEnviron Engineering & Technology, Inc. Class A	185,700	146,213
Beijing Global Safety Technology Co. Ltd. Class A (b)	18,400	59,209
Beijing Huafeng Test & Control Technology Co. Ltd. Class A	9,398	189,189
Beijing Jingneng Clean Energy Co. Ltd. Class H	1,714,000	515,292
Beijing Jingyuntong Technology Co. Ltd. Class A	132,600	62,013
Beijing Join-Cheer Software Co. Ltd. Class A (b)	160,200	146,487
Beijing Leike Defense Technology Co. Ltd. Class A (b)	267,500	215,848
Security Description	Shares	Value
Beijing Philisense Technology Co. Ltd. Class A (b)	109,300	$87,737
Beijing Relpow Technology Co. Ltd. Class A (b)	1,300	2,432
Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	62,400	153,231
Beijing Sifang Automation Co. Ltd. Class A	59,400	134,918
Beijing Sinohytec Co. Ltd. Class A (b)	38,914	115,984
Beijing Strong Biotechnologies, Inc. Class A	40,900	80,793
Beijing Sun-Novo Pharmaceutical Research Co. Ltd. Class A	2,175	15,148
Beijing SuperMap Software Co. Ltd. Class A (b)	30,100	64,123
Beijing Urban Construction Investment & Development Co. Ltd. Class A	194,900	123,527
Beijing Wandong Medical Technology Co. Ltd. Class A	54,300	130,990
Beijing Watertek Information Technology Co. Ltd. Class A (b)	207,700	126,131
Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	107,100	175,979
Bengang Steel Plates Co. Ltd. Class A (b)	384,800	193,390
Bestlink Technologies Co. Ltd. Class A (b)	43,538	104,421
Bestore Co. Ltd. Class A	28,900	49,020
Bestway Marine & Energy Technology Co. Ltd. Class A (b)	110,700	114,206
Beyondsoft Corp. Class A	31,300	63,490
Binjiang Service Group Co. Ltd.	76,784	230,841
Bio-Thera Solutions Ltd. Class A (b)	29,292	102,477
Blue Moon Group Holdings Ltd. (a) (c)	441,000	230,893
Blue Sail Medical Co. Ltd. Class A (b)	225,200	176,057
Bluefocus Intelligent Communications Group Co. Ltd. Class A	221,340	202,703
BMC Medical Co. Ltd. Class A	7,440	87,350
BOE HC SemiTek Corp. (b)	154,300	164,787
Bomin Electronics Co. Ltd. Class A (b)	83,700	110,188
Bona Film Group Co. Ltd. Class A (b)	87,400	59,298
Bozhon Precision Industry Technology Co. Ltd. Class A	38,761	151,026
Bright Real Estate Group Co. Ltd. Class A	300,800	144,035
BrightGene Bio-Medical Technology Co. Ltd. Class A	25,741	193,009
Broadex Technologies Co. Ltd. Class A (b)	22,100	206,001

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Bros Eastern Co. Ltd. Class A	147,200	$96,994
Business-intelligence of Oriental Nations Corp. Ltd. Class A (b)	78,700	119,756
C&D Property Management Group Co. Ltd.	139,293	47,555
C&S Paper Co. Ltd. Class A (b)	151,400	142,034
C*Core Technology Co. Ltd. Class A (b)	26,535	98,796
Canaan, Inc. ADR (a) (b)	147,585	91,252
Canggang Railway Ltd. (a)	288,000	61,636
Canmax Technologies Co. Ltd. Class A	51,400	136,839
CanSino Biologics, Inc. Class H (b) (c)	78,400	344,061
CARsgen Therapeutics Holdings Ltd. (b) (c)	158,500	466,414
Castech, Inc. Class A	24,350	116,258
CATARC Automotive Proving Ground Co. Ltd. Class A	134,100	116,069
CCS Supply Chain Management Co. Ltd. Class A	134,500	83,368
CECEP Techand Ecology & Environment Co. Ltd. Class A (b)	450,000	131,297
Central China Land Media Co. Ltd. Class A	57,700	99,964
Central China Management Co. Ltd. (b)	49,616	695
CETC Chips Technology, Inc. Class A (b)	75,100	132,940
CETC Digital Technology Co. Ltd. Class A	47,000	158,719
CGN Mining Co. Ltd. (a)	1,865,004	577,320
CGN New Energy Holdings Co. Ltd. (a)	1,430,000	451,771
Chacha Food Co. Ltd. Class A	34,000	102,620
Changchun Faway Automobile Components Co. Ltd. Class A	118,200	156,926
Changchun UP Optotech Co. Ltd. Class A	19,300	127,443
Changjiang Publishing & Media Co. Ltd. Class A	81,100	105,067
Changjiu Holdings Ltd.	46,500	38,918
Chaoju Eye Care Holdings Ltd.	251,500	91,309
Cheng De Lolo Co. Ltd. Class A	46,300	59,013
Chengdu B-Ray Media Co. Ltd. Class A	131,800	98,439
Chengdu CORPRO Technology Co. Ltd. Class A	50,100	158,277
Chengdu Hi-tech Development Co. Ltd. Class A	19,800	117,559
Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	21,100	101,860
Chengdu Kanghua Biological Products Co. Ltd. Class A	12,800	117,883
Chengdu RML Technology Co. Ltd. Class A	23,840	177,390
Security Description	Shares	Value
Chengdu XGimi Technology Co. Ltd. Class A	7,137	$113,943
Chengdu Xuguang Electronics Co. Ltd. Class A	86,200	160,531
Chengzhi Co. Ltd. Class A	67,400	71,134
Chervon Holdings Ltd.	114,900	221,896
China Aluminum International Engineering Corp. Ltd. Class A (b)	269,000	171,619
China Animal Husbandry Industry Co. Ltd. Class A	29,300	29,982
China Bester Group Telecom Co. Ltd. Class A	38,200	114,496
China BlueChemical Ltd. Class H	1,586,000	424,280
China CAMC Engineering Co. Ltd. Class A (b)	123,800	149,151
China Chunlai Education Group Co. Ltd. (a)	237,000	124,991
China Conch Venture Holdings Ltd. (a)	1,055,500	1,218,195
China CYTS Tours Holding Co. Ltd. Class A	58,300	80,168
China Datang Corp. Renewable Power Co. Ltd. Class H (a)	1,192,000	370,507
China Dongxiang Group Co. Ltd.	1,469,000	74,853
China East Education Holdings Ltd. (c)	695,500	591,839
China Education Group Holdings Ltd.	528,995	183,295
China Express Airlines Co. Ltd. Class A (b)	37,200	43,156
China Foods Ltd.	544,000	212,749
China Forestry Holdings Co. Ltd. (b) (d)	1,642,000	—
China Fortune Land Development Co. Ltd. Class A (b)	365,600	113,307
China Harzone Industry Corp. Ltd. Class A (b)	43,800	55,827
China High Speed Railway Technology Co. Ltd. Class A (b)	332,500	129,507
China Jinmao Holdings Group Ltd.	3,180,000	482,064
China Lesso Group Holdings Ltd.	986,000	526,285
China Lilang Ltd.	345,000	164,369
China Publishing & Media Co. Ltd. Class A	140,500	130,239
China Qinfa Group Ltd.	700,000	156,943
China Railway Tielong Container Logistics Co. Ltd. Class A	169,900	134,247
China Reform Health Management & Services Group Co. Ltd. Class A (b)	73,000	107,719
China Resources Building Materials Technology Holdings Ltd.	1,194,000	255,531
China Resources Medical Holdings Co. Ltd. (a)	822,500	429,586
China Risun Group Ltd. (a)	1,241,000	399,966

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
China Sanjiang Fine Chemicals Co. Ltd. (a) (b)	166,097	$36,605
China Science Publishing & Media Ltd. Class A	47,900	130,062
China Shineway Pharmaceutical Group Ltd.	280,138	279,781
China Southern Power Grid Technology Co. Ltd. Class A	31,505	138,368
China Sports Industry Group Co. Ltd. Class A	97,000	114,155
China Testing & Certification International Group Co. Ltd. Class A	52,322	48,136
China Tianying, Inc. Class A	208,400	124,810
China TransInfo Technology Co. Ltd. Class A (b)	106,700	138,530
China Travel International Investment Hong Kong Ltd. (a)	1,742,000	330,647
China Tungsten & Hightech Materials Co. Ltd. Class A	101,200	167,556
China Union Holdings Ltd. Class A (b)	282,200	143,796
China Wafer Level CSP Co. Ltd. Class A (b)	39,800	157,741
China Water Affairs Group Ltd. (a)	419,357	336,020
China West Construction Group Co. Ltd. Class A	1,600	1,296
China XLX Fertiliser Ltd.	615,118	430,191
China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A	51,500	52,628
Chinasoft International Ltd. (a)	1,866,003	1,186,163
Chipsea Technologies Shenzhen Corp. Ltd. Class A (b)	19,473	101,645
Chlitina Holding Ltd.	33,569	135,600
Chongqing Baiya Sanitary Products Co. Ltd. Class A	40,900	156,334
Chongqing Chuanyi Automation Co. Ltd. Class A	32,420	93,370
Chongqing Construction Engineering Group Corp. Ltd. Class A	333,500	155,037
Chongqing Department Store Co. Ltd. Class A (b)	19,200	79,956
Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	99,300	127,536
Chongqing Gas Group Corp. Ltd. Class A	160,100	127,845
Chongqing Genrix Biopharmaceutical Co. Ltd. Class A (b)	28,885	111,860
Chongqing Hongjiu Fruit Co. Ltd. Class H (b) (d)	248,300	13,759
Chongqing Road & Bridge Co. Ltd. Class A	121,100	103,634
Chongqing Zongshen Power Machinery Co. Ltd. Class A	35,900	112,514
Security Description	Shares	Value
Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	2,620	$2,893
Chow Tai Seng Jewellery Co. Ltd. Class A	78,900	145,174
Chuzhou Duoli Automotive Technology Co. Ltd. Class A	50,271	145,062
CIG Shanghai Co. Ltd. Class A	15,900	104,992
CIMC Enric Holdings Ltd.	270,000	224,943
CIMC Vehicles Group Co. Ltd. Class A	95,300	108,163
Cinda Real Estate Co. Ltd. Class A (b)	194,900	105,842
Circuit Fabology Microelectronics Equipment Co. Ltd. Class A	10,834	120,044
CITIC Guoan Information Industry Co. Ltd. Class A (b)	360,300	133,796
CITIC Niya Wine Co. Ltd. Class A (b)	109,700	85,149
Citic Offshore Helicopter Co. Ltd. Class A	34,100	103,683
CITIC Resources Holdings Ltd.	1,010,000	48,892
CITIC Telecom International Holdings Ltd. (a)	1,280,287	391,425
CMST Development Co. Ltd. Class A	118,100	96,615
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	255,100	147,793
CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	98,900	105,622
CoCreation Grass Co. Ltd. Class A	49,900	233,995
COFCO Joycome Foods Ltd. (a) (b)	1,845,236	371,398
Cofoe Medical Technology Co. Ltd. Class A	10,700	49,593
COL Group Co. Ltd. Class A (b)	41,400	153,159
Consun Pharmaceutical Group Ltd.	353,000	509,039
COSCO SHIPPING International Hong Kong Co. Ltd.	428,000	300,963
COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	129,000	112,555
Cosonic Intelligent Technologies Co. Ltd. Class A	37,500	94,599
Country Garden Services Holdings Co. Ltd.	1,235,000	1,032,051
CPT Technology Group Co. Ltd. Class A (b)	195,400	120,571
CQ Pharmaceutical Holding Co. Ltd. Class A	66,300	46,186
Crystal Clear Electronic Material Co. Ltd. Class A	52,110	72,820
CSG Holding Co. Ltd. Class B	270,600	62,048
CSSC Hong Kong Shipping Co. Ltd.	992,321	265,462
Cybrid Technologies, Inc. Class A (b)	36,400	63,469
Daan Gene Co. Ltd. Class A (b)	41,500	35,051

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	102,100	$85,093
Dalipal Holdings Ltd. (a) (b)	466,000	330,652
Daqo New Energy Corp. ADR (a) (b)	25,488	386,653
Datang Huayin Electric Power Co. Ltd. Class A (b)	208,000	130,959
Datang Telecom Technology Co. Ltd. Class A (b)	83,900	100,027
DeHua TB New Decoration Materials Co. Ltd. Class A	44,900	61,428
Deppon Logistics Co. Ltd. Class A	53,800	119,570
Dezhan Healthcare Co. Ltd. Class A (b)	200,100	89,950
Digital China Information Service Group Co. Ltd. Class A (b)	118,600	235,440
Digiwin Co. Ltd.	26,800	136,934
DingDong Cayman Ltd. ADR (b)	97,411	196,770
Dongfang Electronics Co. Ltd. Class A	65,000	92,920
DongFeng Automobile Co. Ltd. Class A	156,100	157,557
Dongguan Aohai Technology Co. Ltd. Class A	17,400	100,735
Dongguan Development Holdings Co. Ltd. Class A	61,600	91,929
Dongguan Yutong Optical Technology Co. Ltd. Class A	33,800	98,666
Donghua Testing Technology Co. Ltd. Class A	7,600	41,251
Dongyue Group Ltd. (a)	698,000	931,852
Double Medical Technology, Inc. Class A	18,000	91,066
DouYu International Holdings Ltd. ADR	14,805	95,936
DPC Dash Ltd. (b)	27,300	357,161
DR Corp. Ltd. Class A	19,703	81,418
Dynagreen Environmental Protection Group Co. Ltd. Class H	578,058	381,445
East Buy Holding Ltd. (a) (b) (c)	252,000	380,729
Eastcompeace Technology Co. Ltd. Class A	95,591	245,945
Eastern Communications Co. Ltd. Class A	53,200	82,736
Easy Click Worldwide Network Technology Co. Ltd. Class A	43,800	163,444
E-Commodities Holdings Ltd. (a)	1,204,000	142,639
Edan Instruments, Inc. Class A	51,600	86,586
Edifier Technology Co. Ltd. Class A	72,100	132,058
EEKA Fashion Holdings Ltd. (a)	269,604	272,008
EHang Holdings Ltd. ADR (a) (b)	31,865	553,176
Electric Connector Technology Co. Ltd. Class A	24,400	154,579
EmbedWay Technologies Shanghai Corp. Class A	28,600	102,771
Security Description	Shares	Value
Emdoor Information Co. Ltd. Class A	16,700	$110,158
Emei Shan Tourism Co. Ltd. Class A (b)	65,900	129,350
Era Co. Ltd. Class A (b)	69,500	40,071
Espressif Systems Shanghai Co. Ltd. Class A	8,327	169,838
Estun Automation Co. Ltd. Class A (b)	67,600	191,009
EVA Precision Industrial Holdings Ltd.	709,189	65,047
Everest Medicines Ltd. (a) (b) (c)	140,500	1,113,261
Evergrande Property Services Group Ltd. (b) (c)	2,838,000	307,299
Fangda Special Steel Technology Co. Ltd. Class A	157,600	95,486
Far East Smarter Energy Co. Ltd. Class A	196,100	139,071
Farasis Energy Gan Zhou Co. Ltd. Class A (b)	90,629	183,456
FAWER Automotive Parts Co. Ltd. Class A	120,900	99,412
FESCO Group Co. Ltd. Class A	20,600	55,504
Fibocom Wireless, Inc. Class A (b)	53,200	212,632
FIH Mobile Ltd. (a) (b)	178,519	234,235
Financial Street Holdings Co. Ltd. Class A (b)	424,200	167,000
FinVolution Group ADR (a)	107,276	1,016,976
First Tractor Co. Ltd. Class A	16,900	30,836
First Tractor Co. Ltd. Class H (a)	298,000	262,316
Focus Lightings Tech Co. Ltd. Class A	40,800	68,350
Focus Technology Co. Ltd. Class A	21,900	139,689
Focused Photonics Hangzhou, Inc. Class A	39,800	122,959
Focuslight Technologies, Inc. Class A (b)	732	8,252
Foshan Blue Rocket Electronics Co. Ltd. Class A	7,500	24,637
Foshan Nationstar Optoelectronics Co. Ltd. Class A	90,500	127,352
Foshan Yowant Technology Co. Ltd. Class A (b)	80,600	73,476
Fu Shou Yuan International Group Ltd. (a)	1,126,000	533,595
Fufeng Group Ltd. (a)	863,000	757,461
Fujian Apex Software Co. Ltd. Class A	16,600	98,258
Fujian Boss Software Development Co. Ltd. Class A	58,892	119,705
Fujian Foxit Software Development JSC Ltd. Class A	7,776	73,720
Fujian Longking Co. Ltd. Class A	79,100	132,512
Fujian Snowman Group Co. Ltd. Class A (b)	57,600	84,030
Fujian Star-net Communication Co. Ltd. Class A	29,800	93,396

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Fujian Start Group Co. Ltd. Class A (b)	197,800	$116,805
Fujian Tianma Science & Technology Group Co. Ltd. Class A	69,400	127,694
Fujian Yongfu Power Engineering Co. Ltd. Class A	42,100	141,232
Fulin Precision Co. Ltd. Class A	120,540	219,939
Funshine Culture Group Co. Ltd. Class A	20,320	75,684
Fushun Special Steel Co. Ltd. Class A	160,600	117,034
Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (b)	829,200	160,905
Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	25,700	190,584
Gaotu Techedu, Inc. ADR (a) (b)	84,440	304,828
G-bits Network Technology Xiamen Co. Ltd. Class A	4,100	172,828
GemPharmatech Co. Ltd. Class A	49,529	103,993
Genertec Universal Medical Group Co. Ltd. (c)	945,136	674,237
Genimous Technology Co. Ltd. Class A (b)	89,960	114,536
GEPIC Energy Development Co. Ltd. Class A	74,900	66,711
Giantec Semiconductor Corp. Class A	12,295	139,013
GKHT Medical Technology Co. Ltd. Class A	81,800	121,618
Globe Jiangsu Co. Ltd. Class A (b)	42,900	118,103
Golden Solar New Energy Technology Holdings Ltd. (a) (b)	476,000	92,775
GoodWe Technologies Co. Ltd. Class A (b)	17,565	106,545
Grace Fabric Technology Co. Ltd. Class A (b)	92,700	191,789
Great Microwave Technology Co. Ltd. Class A (b)	16,333	106,163
Greatoo Intelligent Equipment, Inc. Class A (b)	158,500	179,672
Greattown Holdings Ltd. Class A	247,300	107,024
Greentown China Holdings Ltd.	560,000	674,140
Greentown Management Holdings Co. Ltd. (a) (c)	688,904	259,765
Greentown Service Group Co. Ltd.	1,226,000	684,061
GRG Metrology & Test Group Co. Ltd. Class A	65,100	159,861
GRINM Semiconductor Materials Co. Ltd. Class A	84,361	130,019
Guangdong Advertising Group Co. Ltd. Class A	118,300	126,175
Guangdong Aofei Data Technology Co. Ltd. Class A	71,467	208,819
Guangdong Baolihua New Energy Stock Co. Ltd. Class A	28,300	17,976
Guangdong Chj Industry Co. Ltd. Class A	89,800	183,407
Security Description	Shares	Value
Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A (b)	64,600	$74,131
Guangdong Deerma Technology Co. Ltd. Class A	91,900	131,375
Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	89,800	151,189
Guangdong Dongpeng Holdings Co. Ltd. Class A	70,600	56,376
Guangdong Ellington Electronics Technology Co. Ltd. Class A (b)	99,801	136,678
Guangdong Golden Dragon Development, Inc. Class A (b)	40,700	74,603
Guangdong Guangzhou Daily Media Co. Ltd. Class A	120,800	121,590
Guangdong Hongtu Technology Holdings Co. Ltd. Class A	46,100	80,511
Guangdong Huate Gas Co. Ltd. Class A	11,903	83,700
Guangdong Marubi Biotechnology Co. Ltd. Class A	20,800	122,335
Guangdong Mingyang Electric Co. Ltd. Class A	26,600	152,808
Guangdong Shaoneng Group Co. Ltd. Class A	144,300	97,904
Guangdong Shenling Environmental Systems Co. Ltd. Class A	20,200	106,990
Guangdong Shirongzhaoye Co. Ltd. Class A	101,100	77,344
Guangdong Shunkong Development Co. Ltd. Class A	52,600	99,573
Guangdong Sirio Pharma Co. Ltd. Class A	35,984	119,609
Guangdong South New Media Co. Ltd. Class A	9,000	50,245
Guangdong Taienkang Pharmaceutical Co. Ltd. Class A	36,949	182,549
Guangdong Tapai Group Co. Ltd. Class A	69,600	71,901
Guangdong TCL Smart Home Appliances Co. Ltd. (b)	58,000	79,108
Guangdong Vanward New Electric Co. Ltd. Class A	84,000	130,283
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	49,700	101,993
Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	41,800	87,590
Guangxi Radio & Television Information Network Corp. Ltd. Class A (b)	204,700	108,306
GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A (b)	49,400	139,032
Guangzhou Guangri Stock Co. Ltd. Class A	66,600	97,532
Guangzhou Haoyang Electronic Co. Ltd. Class A	9,850	45,969

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	31,200	$124,397
Guangzhou Lingnan Group Holdings Co. Ltd. Class A	62,000	101,701
Guangzhou Wondfo Biotech Co. Ltd. Class A	32,400	96,569
Guilin Layn Natural Ingredients Corp. Class A	76,500	82,661
Guilin Sanjin Pharmaceutical Co. Ltd. Class A	43,100	86,102
Guiyang Longmaster Information & Technology Co. Ltd. Class A	67,000	141,330
Guizhou Broadcasting & TV Information Network Co. Ltd. Class A (b)	90,300	105,136
Guizhou Chanhen Chemical Corp. Class A	44,400	139,836
Guizhou Panjiang Refined Coal Co. Ltd. Class A	28,600	18,885
Guizhou Qianyuan Power Co. Ltd. Class A	14,200	31,480
Guizhou Sanli Pharmaceutical Co. Ltd. Class A	60,600	98,643
Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	16,950	137,836
GuoChuang Software Co. Ltd. Class A (b)	39,200	135,717
Guoguang Electric Co. Ltd. Class A (b)	24,900	55,479
Guotai Epoint Software Co. Ltd. Class A	39,111	164,019
Haichang Ocean Park Holdings Ltd. (a) (b) (c)	3,287,000	330,794
Haima Automobile Co. Ltd. Class A (b)	173,900	107,790
Hainan Development Holdings Nanhai Co. Ltd. Class A (b)	126,000	167,809
Hainan Haide Capital Management Co. Ltd. Class A (b)	182,190	150,571
Hainan Haiqi Transportation Group Co. Ltd. Class A (b)	29,800	88,903
Hainan Haiyao Co. Ltd. Class A (b)	163,800	134,458
Hainan Meilan International Airport Co. Ltd. Class H (b)	156,000	212,637
Hainan Mining Co. Ltd. Class A	121,800	123,277
Hainan Yedao Co. Ltd. Class A (b)	116,500	100,673
Haining China Leather Market Co. Ltd. Class A	226,800	137,413
Haitong UniTrust International Leasing Co. Ltd. Class H (c)	1,480,000	171,567
Halo Microelectronics Co. Ltd. Class A (b)	15,481	29,522
Hand Enterprise Solutions Co. Ltd. Class A	65,800	158,089
Hangjin Technology Co. Ltd. Class A (b)	51,000	160,195
Hangxiao Steel Structure Co. Ltd. Class A	221,200	81,833
Security Description	Shares	Value
Hangzhou Dptech Technologies Co. Ltd. Class A	45,150	$108,098
Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	25,700	90,054
Hangzhou Greenda Electronic Materials Co. Ltd. Class A	22,600	83,987
Hangzhou Haoyue Personal Care Co. Ltd. Class A	15,260	84,745
Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	13,418	136,818
Hangzhou Huaxing Chuangye Communication Technology Co. Ltd. Class A (b)	91,400	88,553
Hangzhou Lion Microelectronics Co. Ltd. Class A (b)	40,000	130,110
Hangzhou SF Intra-City Industrial Co. Ltd. Class H (a) (b) (c)	157,800	380,730
Hangzhou Shunwang Technology Co. Ltd. Class A	55,200	152,273
Hangzhou Steam Turbine Power Group Co. Ltd. Class B	263,343	375,054
Hangzhou Sunrise Technology Co. Ltd. Class A	40,600	89,269
Hangzhou Weiguang Electronic Co. Ltd. Class A	33,500	151,385
Harbin Electric Co. Ltd. Class H	112,000	83,465
Harbin Fuerjia Technology Co. Ltd. Class A	37,208	131,781
Harbin Gloria Pharmaceuticals Co. Ltd. Class A (b)	312,800	124,454
Harbin Hatou Investment Co. Ltd. Class A (b)	128,500	107,096
HBIS Resources Co. Ltd. Class A	15,000	28,982
HBM Holdings Ltd. (b) (c)	230,842	249,368
Health & Happiness H&H International Holdings Ltd.	165,500	240,766
Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A (b)	46,200	300,619
Hefei Jianghang Aircraft Equipment Co. Ltd. Class A	14,612	22,949
Hefei Meiya Optoelectronic Technology, Inc. Class A	65,500	154,260
Hefei Urban Construction Development Co. Ltd. Class A	33,200	32,444
HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	66,400	108,919
Hello Group, Inc. ADR	98,616	832,319
Henan Liliang Diamond Co. Ltd. Class A	24,100	100,294
Henan Lingrui Pharmaceutical Co. Class A	36,900	116,781
Henan Mingtai Al Industrial Co. Ltd. Class A	62,000	107,500
Henan Shijia Photons Technology Co. Ltd. Class A	38,713	205,640

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Henan Yicheng New Energy Co. Ltd. Class A (b)	198,200	$115,658
Henan Yuguang Gold & Lead Co. Ltd. Class A	65,600	70,883
Henan Yuneng Holdings Co. Ltd. Class A (b)	213,200	136,019
Henan Zhongfu Industry Co. Ltd. Class A (b)	320,600	196,035
Hengbao Co. Ltd. Class A	88,400	245,708
Hengdian Group Tospo Lighting Co. Ltd. Class A	58,800	99,079
Hengtong Logistics Co. Ltd. Class A	90,100	133,455
Hesai Group ADR (b)	27,277	598,730
Hicon Network Technology Shandong Co. Ltd. Class A	36,700	135,054
Hiecise Precision Equipment Co. Ltd. Class A	22,700	119,091
Hitevision Co. Ltd. Class A	34,700	119,023
HitGen, Inc. Class A	44,796	100,559
HMT Xiamen New Technical Materials Co. Ltd. Class A	29,700	180,361
Hongbo Co. Ltd. Class A (b)	53,700	127,594
Hongli Zhihui Group Co. Ltd. Class A	102,600	96,253
Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou (b)	208,900	95,072
Hopson Development Holdings Ltd. (b)	266,900	112,880
Horizon Construction Development Ltd.	519,000	78,676
Huabao Flavours & Fragrances Co. Ltd. Class A	38,100	100,474
Huachangda Intelligent Equipment Group Co. Ltd. Class A (b)	187,100	142,614
Huada Automotive Technology Corp. Ltd. Class A	26,900	124,339
Huafon Microfibre Shanghai Technology Co. Ltd. Class A (b)	151,800	201,958
Hualan Biological Vaccine, Inc. Class A	47,600	112,037
Huangshan Tourism Development Co. Ltd. Class B	241,461	176,025
Huatu Cendes Co. Ltd. Class A	14,140	133,995
Huayi Brothers Media Corp. Class A (b)	287,500	107,564
Hubei Broadcasting & Television Information Network Co. Ltd. Class A (b)	156,900	112,804
Hubei Century Network Technology Co. Ltd. Class A (b)	24,900	47,414
HuBei NengTer Technology Co. Ltd. Class A (b)	330,100	145,623
Hubei Wanrun New Energy Technology Co. Ltd. Class A (b)	26,896	152,256
Hubei Yihua Chemical Industry Co. Ltd. Class A	69,100	114,987
Security Description	Shares	Value
Huitongda Network Co. Ltd. Class H (a) (b) (c)	50,200	$86,971
HuiZhou Intelligence Technology Group Co. Ltd. Class A (b)	87,900	51,171
Hunan Corun New Energy Co. Ltd. Class A	176,600	154,087
Hunan Jiudian Pharmaceutical Co. Ltd. Class A	39,080	84,945
Hunan New Wellful Co. Ltd. Class A (b)	89,800	75,845
Hunan Silver Co. Ltd. Class A (b)	227,900	124,081
Hunan TV & Broadcast Intermediary Co. Ltd. Class A	108,900	114,933
Hunan Zhongke Electric Co. Ltd. Class A	76,600	180,508
HUYA, Inc. ADR	58,714	206,673
Hwa Create Co. Ltd. Class A (b)	25,100	66,892
Hybio Pharmaceutical Co. Ltd. Class A (b)	56,000	129,384
Hydsoft Technology Co. Ltd. Class A	32,100	193,053
Hygeia Healthcare Holdings Co. Ltd. (a) (b) (c)	203,400	395,399
Hymson Laser Technology Group Co. Ltd. Class A (b)	18,525	85,084
Hytera Communications Corp. Ltd. Class A (b)	70,100	120,468
iDreamSky Technology Holdings Ltd. (b) (c)	202,880	20,159
IKD Co. Ltd. Class A	64,400	143,937
Infore Environment Technology Group Co. Ltd. Class A	218,500	211,998
Infotmic Co. Ltd. Class A (b)	90,900	91,241
Inkeverse Group Ltd. (b)	1,323,494	195,574
Inmyshow Digital Technology Group Co. Ltd. Class A	144,800	103,094
Inner Mongolia Furui Medical Science Co. Ltd. Class A (b)	17,100	77,417
Inner Mongolia Xinhua Distribution Group Co. Ltd. Class A	14,800	26,674
InnoCare Pharma Ltd. (a) (b) (c)	635,000	1,059,682
Insigma Technology Co. Ltd. Class A (b)	62,400	83,018
InventisBio Co. Ltd. Class A (b)	93,663	429,144
iRay Group Class A	13,428	164,233
IReader Technology Co. Ltd. Class A	31,400	97,797
Jack Technology Co. Ltd. Class A	31,200	156,280
Jadard Technology, Inc. Class A	34,612	117,803
Jade Bird Fire Co. Ltd. Class A	28,080	38,299
Jangho Group Co. Ltd. Class A	101,500	87,144
JC Finance & Tax Interconnect Holdings Ltd. Class A (b)	79,600	118,570
JF SmartInvest Holdings Ltd.	98,500	601,038
Jiangsu Ankura Intelligent Power Co. Ltd. Class A	9,100	38,074
Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	133,300	108,491

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Jiangsu Azure Corp. Class A	96,500	$172,842
Jiangsu Boqian New Materials Stock Co. Ltd. Class A	25,300	135,380
Jiangsu Cai Qin Technology Co. Ltd. Class A	33,556	129,106
Jiangsu Cnano Technology Co. Ltd. Class A	25,533	163,147
Jiangsu Dagang Co. Ltd. Class A (b)	44,700	89,485
Jiangsu Etern Co. Ltd. Class A	147,800	166,924
Jiangsu Gian Technology Co. Ltd. Class A	10,700	58,331
Jiangsu Guomao Reducer Co. Ltd. Class A	52,400	106,363
Jiangsu Guotai International Group Co. Ltd. Class A	127,200	129,097
Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	18,200	182,682
Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A (b)	58,000	62,590
Jiangsu High Hope International Group Corp. Class A (b)	244,600	96,977
Jiangsu Hongdou Industrial Co. Ltd. Class A	271,300	86,354
Jiangsu Hongtian Technology Co. Ltd. Class A (b)	9,000	31,863
Jiangsu Huachang Chemical Co. Ltd. Class A	40,300	40,957
Jiangsu Huaxicun Co. Ltd. Class A	76,200	73,188
Jiangsu Jiangnan Water Co. Ltd. Class A	104,200	76,806
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	139,900	92,770
Jiangsu Jiejie Microelectronics Co. Ltd. Class A	51,300	213,417
Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (b)	40,500	83,565
Jiangsu Leadmicro Nano Technology Co. Ltd. Class A	36,503	153,796
Jiangsu Leili Motor Co. Ltd. Class A	34,440	212,703
Jiangsu Linyang Energy Co. Ltd. Class A	89,400	71,139
Jiangsu Lopal Tech Co. Ltd. Class A (b)	59,300	132,373
Jiangsu New Energy Development Co. Ltd. Class A	58,800	110,653
Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	90,100	124,147
Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	45,600	122,353
Jiangsu Shagang Co. Ltd. Class A	105,200	85,474
Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	94,500	72,031
Jiangsu ToLand Alloy Co. Ltd. Class A	26,900	89,302
Security Description	Shares	Value
Jiangsu Tongrun Equipment Technology Co. Ltd. Class A	20,000	$33,477
Jiangsu Transimage Technology Co. Ltd. Class A (b)	32,000	82,154
Jiangsu Yike Food Group Co. Ltd. Class A	69,500	107,212
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	64,660	40,620
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (b) (d)	244,900	9,573
Jiangsu Zongyi Co. Ltd. Class A (b)	169,500	125,413
Jiangxi Black Cat Carbon Black Co. Ltd. Class A (b)	69,400	98,919
Jiangxi Guoke Military Industry Group Co. Ltd. Class A	21,756	182,810
Jiangxi Special Electric Motor Co. Ltd. Class A (b)	119,500	121,116
Jiangxi Xinyu Guoke Technology Co. Ltd. Class A	21,500	116,157
Jiangyin Jianghua Microelectronics Materials Co. Ltd. Class A	45,700	118,921
Jiangyin Zhongnan Heavy Industries Co. Ltd. Class A (b)	278,300	99,072
Jiangzhong Pharmaceutical Co. Ltd. Class A	34,300	104,531
Jianmin Pharmaceutical Group Co. Ltd. Class A	12,400	67,876
Jianshe Industry Group Yunnan Co. Ltd. Class A (b)	55,000	234,569
Jihua Group Corp. Ltd. Class A	368,400	201,605
Jilin Chemical Fibre Class A (b)	120,500	65,607
Jilin Electric Power Co. Ltd. Class A	207,200	146,365
Jilin Liyuan Precision Manufacturing Co. Ltd. Class A (b)	423,100	125,220
Jilin Yatai Group Co. Ltd. Class A (b)	477,300	123,937
Jingjin Equipment, Inc. Class A	48,000	100,045
Jinhong Gas Co. Ltd. Class A	6,887	17,200
Jinhui Liquor Co. Ltd. Class A	20,800	52,558
Jinke Smart Services Group Co. Ltd. Class H (a) (b)	214,200	189,096
Jinko Power Technology Co. Ltd. Class A (b)	358,900	148,808
JinkoSolar Holding Co. Ltd. ADR (a)	30,003	636,664
Jinlei Technology Co. Ltd. Class A	30,100	94,967
Jinlongyu Group Co. Ltd. Class A	21,400	118,007
Jinxin Fertility Group Ltd. (a) (b) (c)	400,000	155,924
Jinyu Bio-Technology Co. Ltd. Class A	105,800	118,456
Jinzi Ham Co. Ltd. Class A	190,800	156,089
Jishi Media Co. Ltd. Class A (b)	448,100	113,227

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Jiumaojiu International Holdings Ltd. (a) (c)	634,000	$226,140
JL Mag Rare-Earth Co. Ltd. Class A	79,900	265,919
JNBY Design Ltd.	148,270	326,761
Joeone Co. Ltd. Class A	57,200	68,195
Joinn Laboratories China Co. Ltd. Class H (c)	116,200	257,564
Jointo Energy Investment Co. Ltd. Hebei Class A	102,900	99,263
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A (b)	50,800	134,745
JoulWatt Technology Co. Ltd. Class A (b)	33,979	154,546
Joyoung Co. Ltd. Class A	64,300	85,277
JS Corrugating Machinery Co. Ltd. Class A (b)	46,200	74,752
JSTI Group Class A	40,400	51,324
Juewei Food Co. Ltd. Class A	69,500	147,962
Jushri Technologies, Inc. Class A (b)	33,823	106,854
Jutze Intelligent Technology Co. Ltd. Class A	54,700	143,868
Jwipc Technology Co. Ltd. Class A	10,800	72,868
Kaishan Group Co. Ltd. Class A	90,900	127,788
Kama Co. Ltd. Class B (b)	252,300	7,569
Keda Industrial Group Co. Ltd. Class A	118,200	161,711
KEDE Numerical Control Co. Ltd. Class A	13,011	101,372
Kehua Data Co. Ltd. Class A	33,700	200,794
Keli Sensing Technology Ningbo Co. Ltd. Class A	19,700	175,819
Keymed Biosciences, Inc. (a) (b) (c)	135,000	794,522
KHGEARS International Ltd. (a)	25,000	147,628
Kidswant Children Products Co. Ltd. Class A	88,000	160,566
Kinetic Development Group Ltd.	1,740,000	250,471
KingClean Electric Co. Ltd. Class A	32,600	102,035
Kingenta Ecological Engineering Group Co. Ltd. Class A (b)	590,900	142,711
Kingsemi Co. Ltd. Class A	12,541	187,682
Kingsoft Cloud Holdings Ltd. (a) (b)	1,277,895	1,080,920
Konfoong Materials International Co. Ltd. Class A	15,000	155,169
KPC Pharmaceuticals, Inc. Class A	36,600	73,117
KTK Group Co. Ltd. Class A	80,000	127,653
Kuaijishan Shaoxing Wine Co. Ltd. Class A	24,100	66,986
Kuangda Technology Group Co. Ltd. Class A	171,800	123,517
Kunming Yunnei Power Co. Ltd. Class A (b)	203,300	126,865
Security Description	Shares	Value
Kunshan Huguang Auto Harness Co. Ltd. Class A	29,200	$111,898
Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	14,900	68,393
Kunwu Jiuding Investment Holdings Co. Ltd. Class A (b)	29,700	63,769
Laekna, Inc. (a) (b)	115,500	256,896
Lakala Payment Co. Ltd. Class A	64,400	300,731
Lancy Co. Ltd. Class A	35,700	83,928
Lanzhou LS Heavy Equipment Co. Ltd. Class A (b)	120,100	132,119
Laobaixing Pharmacy Chain JSC Class A	47,200	138,441
Lee & Man Paper Manufacturing Ltd. (a)	1,459,000	421,902
Legend Holdings Corp. Class H (b) (c)	155,100	175,846
Leo Group Co. Ltd. Class A	479,500	234,289
Lepu Biopharma Co. Ltd. Class H (a) (b) (c)	520,000	357,707
LEPU ScienTech Medical Technology Shanghai Co. Ltd. Class H (a)	45,000	115,510
LexinFintech Holdings Ltd. ADR	44,728	322,489
LianChuang Electronic Technology Co. Ltd. Class A (b)	98,500	148,648
Lianhe Chemical Technology Co. Ltd. Class A	70,500	108,262
Liaoning Chengda Biotechnology Co. Ltd. Class A	19,989	73,670
Liaoning Energy Industry Co. Ltd. Class A	309,300	161,491
Lifetech Scientific Corp. (a) (b)	488,000	126,196
Lihuayi Weiyuan Chemical Co. Ltd. Class A	62,000	124,032
Linewell Software Co. Ltd. Class A	64,500	113,816
Lingbao Gold Group Co. Ltd. Class H (a)	316,000	413,819
Lingyuan Iron & Steel Co. Ltd. Class A (b)	558,500	135,665
Linktel Technologies Co. Ltd. Class A	5,900	78,956
Liuzhou Iron & Steel Co. Ltd. Class A (b)	327,900	161,131
Loncin Motor Co. Ltd. Class A	194,000	345,580
Lonking Holdings Ltd.	1,062,000	285,455
Lontium Semiconductor Corp. Class A	11,649	108,763
Lucky Harvest Co. Ltd. Class A	21,710	118,868
Luenmei Quantum Co. Ltd. Class A	167,700	131,573
Lufax Holding Ltd. ADR (b)	238,354	665,008
Luolai Lifestyle Technology Co. Ltd. Class A	46,400	56,614
Luoniushan Co. Ltd. Class A (b)	175,800	151,426
Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A (b)	219,100	141,924

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	2,700	$13,502
Lushang Freda Pharmaceutical Co. Ltd. Class A	17,700	20,311
Luster LightTech Co. Ltd. Class A	36,092	138,913
Luye Pharma Group Ltd. (a) (b) (c)	1,642,721	749,164
Maanshan Iron & Steel Co. Ltd. Class H (b)	904,000	224,561
Mabwell Shanghai Bioscience Co. Ltd. Class A (b)	31,903	125,953
Maccura Biotechnology Co. Ltd. Class A	30,300	50,337
Malion New Materials Co. Ltd. Class A (b)	71,500	106,504
Maoyan Entertainment (a) (c)	252,996	234,948
Maoye Commercial Co. Ltd. Class A (b)	132,200	71,238
Marssenger Kitchenware Co. Ltd. Class A (b)	35,800	64,122
Mayinglong Pharmaceutical Group Co. Ltd. Class A	16,200	63,957
MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A (b)	45,200	81,400
Medlive Technology Co. Ltd. (a) (c)	204,000	381,493
MeiG Smart Technology Co. Ltd. Class A	18,700	121,131
Meitu, Inc. (c)	1,862,598	2,142,581
Merit Interactive Co. Ltd. Class A (b)	24,400	119,017
Mesnac Co. Ltd. Class A	120,900	150,046
Microport Scientific Corp. (a) (b)	519,200	579,388
Micro-Tech Nanjing Co. Ltd. Class A	12,322	116,199
Migao Group Holdings Ltd.	97,000	61,783
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	12,070	89,845
Minami Acoustics Ltd. Class A	14,500	83,561
Mingyue Optical Lens Co. Ltd. Class A	11,900	81,320
Minmetals Development Co. Ltd. Class A (b)	103,700	111,906
Minth Group Ltd.	366,000	1,044,382
Mloptic Corp. Class A	3,553	142,682
MLS Co. Ltd. Class A	104,200	114,628
Moon Environment Technology Co. Ltd. Class A	45,240	61,893
Motorcomm Electronic Technology Co. Ltd. Class A (b)	9,050	115,728
NanJi E-Commerce Co. Ltd. Class A	154,900	85,850
Nanjing Cosmos Chemical Co. Ltd. Class A	32,760	69,287
Nanjing Gaoke Co. Ltd. Class A	36,700	39,502
Nanjing Hanrui Cobalt Co. Ltd. Class A	34,500	172,039
Security Description	Shares	Value
Nanjing Les Information Technology Co. Ltd. Class A	6,037	$75,176
Nanjing Pharmaceutical Co. Ltd. Class A	199,900	141,208
Nanjing Vazyme Biotech Co. Ltd. Class A	25,960	82,013
Nanjing Xinjiekou Department Store Co. Ltd. Class A	158,600	148,788
Nantong Jianghai Capacitor Co. Ltd. Class A	63,400	181,354
Nantong Jiangshan Agrochemical & Chemical LLC Class A	18,195	47,246
Nanya New Material Technology Co. Ltd. Class A	25,410	158,920
Naruida Technology Co. Ltd. Class A	22,611	161,680
NBTM New Materials Group Co. Ltd. Class A	51,000	144,816
Neusoft Corp. Class A	130,600	177,764
New Guomai Digital Culture Co. Ltd. Class A	55,300	93,567
New Hope Dairy Co. Ltd. Class A	42,200	110,579
New Horizon Health Ltd. (a) (b) (c) (d)	171,500	154,459
New Journey Health Technology Group Co. Ltd. Class A (b)	247,700	76,075
New Trend International Logis-Tech Co. Ltd. Class A	51,485	86,681
Newborn Town, Inc. (b)	459,315	575,168
Newland Digital Technology Co. Ltd. Class A	64,800	292,919
Ningbo Boway Alloy Material Co. Ltd. Class A	57,100	141,810
Ningbo Cixing Co. Ltd. Class A	118,500	132,179
Ningbo Dechang Electrical Machinery Made Co. Ltd. Class A	45,240	104,650
Ningbo Energy Group Co. Ltd. Class A	122,800	76,116
Ningbo Fujia Industrial Co. Ltd. Class A	39,400	79,810
Ningbo Huaxiang Electronic Co. Ltd. Class A (b)	74,000	190,187
Ningbo Jintian Copper Group Co. Ltd. Class A	181,800	177,913
Ningbo Peacebird Fashion Co. Ltd. Class A	19,400	39,270
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	58,425	182,049
Ningbo Xusheng Group Co. Ltd. Class A	92,600	168,701
Ningbo Yongxin Optics Co. Ltd. Class A	9,800	119,505
Ningbo Yunsheng Co. Ltd. Class A	140,800	213,466
Ningbo Zhenyu Technology Co. Ltd. Class A	12,740	180,256
Ningxia Western Venture Industrial Co. Ltd. Class A (b)	172,900	123,101

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Norinco International Cooperation Ltd. Class A	96,700	$159,296
North China Pharmaceutical Co. Ltd. Class A	176,500	152,275
North Electro-Optic Co. Ltd. Class A (b)	100,300	245,879
Northeast Pharmaceutical Group Co. Ltd. Class A	186,400	134,274
Northeast Securities Co. Ltd. Class A	147,700	157,326
Northking Information Technology Co. Ltd. Class A	83,679	243,567
Novogene Co. Ltd. Class A	2,436	4,802
Novoray Corp. Class A	21,153	137,464
Nuode New Materials Co. Ltd. Class A (b)	103,000	100,510
NYOCOR Co. Ltd. Class A	154,500	117,118
Offcn Education Technology Co. Ltd. Class A (b)	409,800	175,061
Olympic Circuit Technology Co. Ltd. Class A	25,270	107,632
Opple Lighting Co. Ltd. Class A	78,300	196,648
ORG Technology Co. Ltd. Class A	109,700	91,121
OSL Group Ltd. (a) (b)	144,500	283,110
Ourpalm Co. Ltd. Class A (b)	184,000	155,920
Ovctek China, Inc. Class A	62,800	133,874
PCI Technology Group Co. Ltd. Class A (b)	130,700	99,442
Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (b)	593,600	29,833
Pengxin International Mining Co. Ltd. Class A (b)	252,600	154,808
PharmaBlock Sciences Nanjing, Inc. Class A	18,000	97,248
PNC Process Systems Co. Ltd. Class A	33,600	117,220
POCO Holding Co. Ltd. Class A	14,304	92,676
Polaris Bay Group Co. Ltd. Class A (b)	140,600	136,613
Poly Property Group Co. Ltd. (a)	1,170,000	225,057
Poly Property Services Co. Ltd. Class H	68,800	290,538
Primarius Technologies Co. Ltd. Class A (b)	13,783	55,954
Pulike Biological Engineering, Inc. Class A	39,600	75,240
Puya Semiconductor Shanghai Co. Ltd. Class A	10,920	96,346
Puyang Huicheng Electronic Material Co. Ltd. Class A	32,500	64,926
Pylon Technologies Co. Ltd. Class A	21,907	137,868
Q Technology Group Co. Ltd.	361,137	381,839
Qiming Information Technology Co. Ltd. Class A	24,400	62,336
Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A (b)	70,600	118,469
Security Description	Shares	Value
Qingdao Baheal Pharmaceutical Co. Ltd. Class A	30,100	$84,293
Qingdao Citymedia Co. Ltd. Class A	65,300	64,998
Qingdao East Steel Tower Stock Co. Ltd. Class A	51,600	64,039
Qingdao Gon Technology Co. Ltd. Class A	16,000	58,991
Qingdao Haier Biomedical Co. Ltd. Class A	23,613	101,827
Qingdao Huicheng Environmental Technology Group Co. Ltd. Class A (b)	9,700	241,703
Qingdao NovelBeam Technology Co. Ltd. Class A	934	5,086
Qingdao Yunlu Advanced Materials Technology Co. Ltd. Class A	10,306	133,171
Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	24,600	31,870
QuantumCTek Co. Ltd. Class A (b)	5,662	217,377
Qudian, Inc. ADR (a) (b)	109,500	343,830
Quechen Silicon Chemical Co. Ltd. Class A (b)	57,500	140,476
Queclink Wireless Solutions Co. Ltd. Class A	71,900	130,588
Quectel Wireless Solutions Co. Ltd. Class A	17,800	213,208
R&G PharmaStudies Co. Ltd. Class A	9,400	62,740
Radiance Holdings Group Co. Ltd. (a) (b)	256,000	99,139
Rainbow Digital Commercial Co. Ltd. Class A	182,300	136,410
Red Star Macalline Group Corp. Ltd. Class A (b)	429,800	173,404
Remegen Co. Ltd. Class H (a) (b) (c)	127,000	880,911
Renhe Pharmacy Co. Ltd. Class A	25,700	19,446
Richinfo Technology Co. Ltd. Class A	35,200	133,170
Rigol Technologies Co. Ltd. Class A (b)	16,896	84,136
Risen Energy Co. Ltd. Class A (b)	79,200	105,922
Rising Nonferrous Metals Share Co. Ltd. Class A (b)	28,000	207,640
Riyue Heavy Industry Co. Ltd. Class A	76,100	134,816
RoboTechnik Intelligent Technology Co. Ltd. Class A	9,320	195,126
Rongan Property Co. Ltd. Class A	176,000	44,472
RongFa Nuclear Equipment Co. Ltd. Class A (b)	133,700	153,239
Ronglian Group Ltd. Class A (b)	123,000	134,107
Roshow Technology Co. Ltd. Class A (b)	182,600	191,952
Runjian Co. Ltd. Class A	8,900	58,719

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Sai Micro Electronics, Inc. Class A (b)	52,800	$126,708
Sanbo Hospital Management Group Ltd. Class A (b)	12,930	92,799
SanFeng Intelligent Equipment Group Co. Ltd. Class A (b)	92,500	142,046
Sanhe Tongfei Refrigeration Co. Ltd. Class A	14,500	101,010
Sanjiang Shopping Club Co. Ltd. Class A	49,200	74,798
Sanquan Food Co. Ltd. Class A	86,400	133,523
Sansteel Minguang Co. Ltd. Fujian Class A (b)	339,600	166,407
Sansure Biotech, Inc. Class A	46,163	131,984
Sany Heavy Equipment International Holdings Co. Ltd. (a)	602,000	517,643
Scholar Education Group (b)	194,000	93,169
Seazen Group Ltd. (b)	2,072,000	615,001
Semitronix Corp. Class A	5,300	41,612
Shaanxi Lighte Optoelectronics Material Co. Ltd. Class A	33,304	114,932
Shaanxi Sirui Advanced Materials Co. Ltd. Class A	67,891	127,761
Shandong Chenming Paper Holdings Ltd. Class H (b)	218,000	19,162
Shandong Denghai Seeds Co. Ltd. Class A	79,900	109,201
Shandong Dongyue Silicone Material Co. Ltd. Class A	106,600	116,970
Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	89,200	73,221
Shandong Humon Smelting Co. Ltd. Class A	45,200	74,459
Shandong Intco Recycling Resources Co. Ltd. Class A	25,567	91,729
Shandong Iron & Steel Co. Ltd. Class A (b)	725,700	131,703
Shandong Jinjing Science & Technology Co. Ltd. Class A	125,400	84,555
Shandong Kaisheng New Materials Co. Ltd. Class A	40,300	90,635
Shandong Longda Meishi Co. Ltd. Class A (b)	94,600	76,862
Shandong Sanyuan Biotechnology Co. Ltd. Class A	33,800	135,943
Shandong Sinobioway Biomedicine Co. Ltd. Class A (b)	59,500	74,259
Shandong Weifang Rainbow Chemical Co. Ltd. Class A	21,000	173,965
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	27,510	57,300
Shandong Xinhua Pharmaceutical Co. Ltd. Class H	260,000	208,331
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	60,800	69,346
Shanghai Acrel Co. Ltd. Class A	9,000	28,358
Security Description	Shares	Value
Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A (b)	149,700	$152,351
Shanghai Anlogic Infotech Co. Ltd. Class A (b)	33,419	131,751
Shanghai Aohua Photoelectricity Endoscope Co. Ltd. Class A	2,925	20,009
Shanghai AtHub Co. Ltd. Class A	49,632	177,031
Shanghai Awinic Technology Co. Ltd. Class A	18,045	171,806
Shanghai Bailian Group Co. Ltd. Class A	120,800	154,138
Shanghai Baolong Automotive Corp. Class A	19,900	108,541
Shanghai Baosteel Packaging Co. Ltd. Class A	140,000	93,227
Shanghai Beite Technology Co. Ltd. Class A	31,400	182,794
Shanghai Bolex Foods Technology Co. Ltd. Class A	40,200	69,982
Shanghai Chicmax Cosmetic Co. Ltd. (a)	50,000	522,293
Shanghai Chinafortune Co. Ltd. Class A	76,200	162,864
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	213,100	129,991
Shanghai Conant Optical Co. Ltd. Class H (a)	108,000	514,548
Shanghai Daimay Automotive Interior Co. Ltd. Class A	113,308	90,005
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	214,500	116,785
Shanghai Electric Wind Power Group Co. Ltd. Class A (b)	194,291	235,434
Shanghai Feilo Acoustics Co. Ltd. Class A (b)	261,600	164,341
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	42,437	59,777
Shanghai Film Co. Ltd. Class A	28,400	117,515
Shanghai Foreign Service Holding Group Co. Ltd. Class A	214,300	152,876
Shanghai Fullhan Microelectronics Co. Ltd. Class A	16,800	114,640
Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A (b)	24,100	76,844
Shanghai Gentech Co. Ltd. Class A	21,340	101,052
Shanghai Hanbell Precise Machinery Co. Ltd. Class A	42,100	102,148
Shanghai Haohai Biological Technology Co. Ltd. Class A	9,758	69,802
Shanghai Haohai Biological Technology Co. Ltd. Class H (c)	39,000	124,701
Shanghai Haoyuan Chemexpress Co. Ltd. Class A	23,271	157,075
Shanghai Henlius Biotech, Inc. Class H (a) (b) (c)	59,900	402,894

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Shanghai Hile Bio-Technology Co. Ltd. Class A	125,400	$130,247
Shanghai Huayi Group Co. Ltd. Class A	258,900	273,605
Shanghai Industrial Development Co. Ltd. Class A	192,200	82,910
Shanghai Industrial Holdings Ltd. (a)	440,062	760,158
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	80,500	119,011
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	79,700	64,318
Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	10,300	26,990
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	132,600	146,125
Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	6,342	78,284
Shanghai MicroPort MedBot Group Co. Ltd. (a) (b)	195,500	402,456
Shanghai Milkground Food Tech Co. Ltd. Class A (b)	54,100	230,579
Shanghai New Power Automotive Technology Co. Ltd. Class A (b)	140,700	122,764
Shanghai Pret Composites Co. Ltd. Class A	87,500	129,849
Shanghai Pudong Construction Co. Ltd. Class A	99,625	91,793
Shanghai QiFan Cable Co. Ltd. Class A (b)	62,700	132,522
Shanghai Runda Medical Technology Co. Ltd. Class A	30,700	75,688
Shanghai Sanyou Medical Co. Ltd. Class A (b)	28,105	75,450
Shanghai Shibei Hi-Tech Co. Ltd. Class A (b)	230,300	165,897
Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	15,300	82,874
Shanghai SMI Holding Co. Ltd. Class A	225,300	134,932
Shanghai STEP Electric Corp. Class A (b)	77,400	157,649
Shanghai Stonehill Technology Co. Ltd. Class A (b)	365,900	287,585
Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	39,500	62,753
Shanghai V-Test Semiconductor Tech. Co. Ltd. Class A	13,845	116,742
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	105,300	160,674
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	81,000	61,317
Shanghai Yaoji Technology Co. Ltd. Class A	25,900	100,879
Security Description	Shares	Value
Shanghai Yizhong Pharmaceutical Co. Ltd. Class A (b)	18,446	$120,464
Shanghai Zijiang Enterprise Group Co. Ltd. Class A	81,900	78,091
Shannon Semiconductor Technology Co. Ltd. Class A	29,400	146,238
Shantou Wanshun New Material Group Co. Ltd. Class A	120,200	91,453
Shantui Construction Machinery Co. Ltd. Class A	55,600	69,625
Shanying International Holding Co. Ltd. Class A	277,600	73,632
Sharetronic Data Technology Co. Ltd. Class A	8,540	102,602
Shengda Resources Co. Ltd. Class A	34,700	72,131
Shenghe Resources Holding Co. Ltd. Class A	109,400	201,140
Shenyang Fortune Precision Equipment Co. Ltd. Class A	25,854	198,548
Shenzhen Agricultural Power Group Co. Ltd. Class A	238,200	212,490
Shenzhen Aisidi Co. Ltd. Class A	50,600	84,908
Shenzhen Baoming Technology Co. Ltd. Class A (b)	12,100	107,535
Shenzhen Cereals Holdings Co. Ltd. Class A	88,765	82,530
Shenzhen Changhong Technology Co. Ltd. Class A	31,900	54,821
Shenzhen China Micro Semicon Co. Ltd. Class A (b)	41,072	155,386
Shenzhen Chipscreen Biosciences Co. Ltd. Class A (b)	41,002	136,117
Shenzhen Clou Electronics Co. Ltd. Class A (b)	147,800	103,167
Shenzhen Desay Battery Technology Co. Class A	15,500	49,249
Shenzhen Dynanonic Co. Ltd. Class A (b)	29,900	137,830
Shenzhen Edadoc Technology Co. Ltd. Class A	19,180	104,908
Shenzhen Everwin Precision Technology Co. Ltd. Class A	83,400	249,159
Shenzhen Farben Information Technology Co. Ltd. Class A	38,300	134,633
Shenzhen Feima International Supply Chain Co. Ltd. Class A (b)	390,200	154,159
Shenzhen Fenda Technology Co. Ltd. Class A (b)	134,100	126,740
Shenzhen Fine Made Electronics Group Co. Ltd. Class A (b)	12,200	55,779
Shenzhen Forms Syntron Information Co. Ltd. (b)	44,600	314,366
Shenzhen FRD Science & Technology Co. Ltd. Class A	32,200	95,344
Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	59,700	61,841

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Shenzhen Gongjin Electronics Co. Ltd. Class A (b)	82,400	$129,642
Shenzhen H&T Intelligent Control Co. Ltd. Class A	68,000	219,954
Shenzhen Han's CNC Technology Co. Ltd. Class A	28,400	168,382
Shenzhen Hello Tech Energy Co. Ltd. Class A	16,100	115,437
Shenzhen Hemei Group Co. Ltd. Class A (b)	128,400	54,851
Shenzhen Heungkong Holding Co. Ltd. Class A (b)	395,100	89,906
Shenzhen Honor Electronic Co. Ltd. Class A	6,700	118,321
Shenzhen Hopewind Electric Co. Ltd. Class A	36,800	173,953
Shenzhen Huaqiang Industry Co. Ltd. Class A	50,300	188,612
Shenzhen Infogem Technologies Co. Ltd. Class A (b)	41,300	254,033
Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	109,200	178,058
Shenzhen Jinjia Group Co. Ltd. Class A	119,900	68,293
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	56,800	150,422
Shenzhen Kingkey Smart Agriculture Times Co. Ltd. Class A	20,900	46,392
Shenzhen Kstar Science & Technology Co. Ltd. Class A	48,800	153,898
Shenzhen Lifotronic Technology Co. Ltd. Class A	37,727	68,047
Shenzhen Lions King Hi-Tech Co. Ltd. (b)	52,300	131,058
Shenzhen Mason Technologies Co. Ltd. Class A (b)	63,400	110,370
Shenzhen Megmeet Electrical Co. Ltd. Class A	31,800	222,591
Shenzhen Microgate Technology Co. Ltd. Class A	51,400	77,066
Shenzhen Minglida Precision Technology Co. Ltd. Class A (b)	1,200	3,108
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (b)	473,995	160,135
Shenzhen Qingyi Photomask Ltd. Class A	30,299	115,009
Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	22,896	118,745
Shenzhen SEG Co. Ltd. Class A	105,200	122,043
Shenzhen Senior Technology Material Co. Ltd. Class A (b)	112,300	198,790
Shenzhen Sinexcel Electric Co. Ltd. Class A	23,200	97,034
Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A (b)	60,500	158,954
Security Description	Shares	Value
Shenzhen Sunnypol Optoelectronics Co. Ltd. Class A	17,500	$61,541
Shenzhen Techwinsemi Technology Co. Ltd. Class A (b)	9,640	159,259
Shenzhen Textile Holdings Co. Ltd. Class A	76,135	117,872
Shenzhen Topband Co. Ltd. Class A	106,000	204,360
Shenzhen Topraysolar Co. Ltd. Class A	183,500	83,000
Shenzhen Topway Video Communication Co. Ltd. Class A (b)	56,400	69,367
Shenzhen United Winners Laser Co. Ltd. Class A	14,521	41,334
Shenzhen Urban Transport Planning Center Co. Ltd. Class A	26,650	108,785
Shenzhen Weiguang Biological Products Co. Ltd. Class A	23,500	93,532
Shenzhen YHLO Biotech Co. Ltd. Class A	37,881	77,157
Shenzhen Yinghe Technology Co. Ltd. Class A	55,500	178,204
Shenzhen Yitoa Intelligent Control Co. Ltd. Class A (b)	105,500	113,112
Shenzhen Ysstech Info-tech Co. Ltd. Class A	51,500	186,569
Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	11,280	170,307
Shenzhen Zhenye Group Co. Ltd. Class A (b)	175,900	158,388
Shida Shinghwa Advanced Material Group Co. Ltd. Class A	15,600	81,211
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (b)	84,100	258,529
Shimao Group Holdings Ltd. (a) (b)	593,000	55,901
Shinva Medical Instrument Co. Ltd. Class A (b)	42,480	89,786
Shoucheng Holdings Ltd. (a)	2,036,895	415,163
Shougang Fushan Resources Group Ltd.	2,506,374	913,150
Shuangliang Eco-Energy Systems Co. Ltd. Class A (b)	222,600	149,785
Shunfa Hengneng Corp. Class A	181,700	75,590
Sichuan Anning Iron & Titanium Co. Ltd. Class A	23,000	101,400
Sichuan Baicha Baidao Industrial Co. Ltd.	109,200	132,431
Sichuan EM Technology Co. Ltd. Class A	76,200	100,846
Sichuan Expressway Co. Ltd. Class A	171,310	143,971
Sichuan Expressway Co. Ltd. Class H (a)	334,000	205,080

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Sichuan Furong Technology Co. Ltd. Class A	29,772	$38,446
Sichuan Gold Co. Ltd. Class A	37,700	127,524
Sichuan Haite High-tech Co. Ltd. Class A (b)	31,700	47,883
Sichuan Hongda Co. Ltd. Class A (b)	143,900	175,376
Sichuan Huafeng Technology Co. Ltd. Class A (b)	27,896	222,758
Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	7,200	18,354
Sichuan Jiuzhou Electric Co. Ltd. Class A	42,900	93,548
Sichuan Lutianhua Co. Ltd. Class A (b)	60,600	39,085
Sichuan Teway Food Group Co. Ltd. Class A	97,200	150,892
Sihuan Pharmaceutical Holdings Group Ltd. (a)	3,514,000	496,884
Simcere Pharmaceutical Group Ltd. (a) (c)	385,000	545,376
Sineng Electric Co. Ltd. Class A (b)	27,400	116,858
Sino Biological, Inc. Class A	10,700	101,725
Sino GeoPhysical Co. Ltd. Class A (b)	11,700	30,478
Sinocare, Inc. Class A	38,500	121,415
Sinofert Holdings Ltd.	2,018,000	329,050
Sinofibers Technology Co. Ltd. Class A	39,300	198,882
Sinomach Automobile Co. Ltd. Class A	109,400	98,508
Sinopec Kantons Holdings Ltd.	786,000	455,580
Sinopep-Allsino Bio Pharmaceutical Co. Ltd. Class A	9,657	50,178
Sino-Platinum Metals Co. Ltd. Class A	33,240	71,973
Sinoseal Holding Co. Ltd. Class A	15,000	76,998
Sino-Synergy Hydrogen Energy Technology Jiaxing Co. Ltd. (b)	82,500	86,283
Sipai Health Technology Co. Ltd. (a) (b)	314,800	186,073
Skyworth Digital Co. Ltd. Class A	79,400	130,576
Snowsky Salt Industry Group Co. Ltd. Class A	130,500	92,184
Sohu.com Ltd. ADR (b)	18,723	249,203
Sokan New Materials Group Co. Ltd. Class A (b)	5,385	29,980
Sonoscape Medical Corp. Class A	29,900	124,055
Star Lake Bioscience Co., Inc. Zhaoqing Guangdong Class A	132,000	127,335
Star Plus Legend Holdings Ltd. Class H (b)	124,500	81,520
Streamax Technology Co. Ltd. Class A	19,700	135,859
Sumavision Technologies Co. Ltd. Class A	60,900	49,736
Sumec Corp. Ltd. Class A	100,900	135,366
Security Description	Shares	Value
Sun Art Retail Group Ltd.	656,000	$191,368
Sunac China Holdings Ltd. (a) (b)	3,945,000	718,643
Sunac Services Holdings Ltd. (c)	1,317,000	290,243
Sunflower Pharmaceutical Group Co. Ltd. Class A (b)	28,400	62,326
Sunshine Guojian Pharmaceutical Shanghai Co. Ltd. Class A	30,229	228,897
Sunstone Development Co. Ltd. Class A (b)	47,500	121,881
Sunward Intelligent Equipment Co. Ltd. Class A	100,925	116,520
Suzhou Anjie Technology Co. Ltd. Class A	52,100	98,481
Suzhou Good-Ark Electronics Co. Ltd. Class A	45,600	62,068
Suzhou HYC Technology Co. Ltd. Class A (b)	27,226	96,047
Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	167,200	124,878
Suzhou Novosense Microelectronics Co. Ltd. Class A (b)	8,477	206,495
Suzhou Recodeal Interconnect System Co. Ltd. Class A	20,842	143,153
Suzhou Secote Precision Electronic Co. Ltd. Class A	18,340	86,897
Suzhou SLAC Precision Equipment Co. Ltd. Class A	77,200	163,924
Suzhou Sonavox Electronics Co. Ltd. Class A	15,581	58,577
Suzhou Sushi Testing Group Co. Ltd. Class A	45,900	91,824
Suzhou TZTEK Technology Co. Ltd. Class A (b)	18,799	120,460
Suzhou Victory Precision Manufacture Co. Ltd. Class A (b)	334,300	158,209
SVG Optronics Co. Ltd. Class A (b)	11,200	35,383
SY Holdings Group Ltd. (a)	316,639	474,353
SYoung Group Co. Ltd. Class A (b)	36,200	84,649
Talkweb Information System Co. Ltd. Class A (b)	66,200	286,032
Tangshan Sanyou Chemical Industries Co. Ltd. Class A	176,600	119,818
Tatwah Smartech Co. Ltd. Class A (b)	142,000	100,110
TCL Electronics Holdings Ltd.	616,988	749,817
TDG Holdings Co. Ltd. Class A	112,900	113,008
Telling Telecommunication Holding Co. Ltd. Class A	58,100	82,813
Three Squirrels, Inc. Class A	23,800	90,075
Tiangong International Co. Ltd. (a)	1,046,000	267,829
Tianjin Capital Environmental Protection Group Co. Ltd. Class A	124,170	103,487
Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	265,300	136,666

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Tianli International Holdings Ltd.	840,667	$486,195
Tianneng Power International Ltd. (a)	582,000	466,341
Tianyu Digital Technology Dalian Group Co. Ltd. Class A (b)	146,900	130,224
Tibet Mineral Development Co. Ltd. Class A	45,100	120,759
Tibet Rhodiola Pharmaceutical Holding Co. Class A	13,320	68,467
Tibet Tianlu Co. Ltd. Class A (b)	129,000	154,156
Tibet Urban Development & Investment Co. Ltd. Class A	76,000	106,735
Time Publishing & Media Co. Ltd. Class A	59,480	74,068
TKD Science & Technology Co. Ltd. Class A	22,100	45,291
Tofflon Science & Technology Group Co. Ltd. Class A	83,000	153,992
Tong Ren Tang Technologies Co. Ltd. Class H (a)	621,000	390,004
Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A (b)	38,300	135,649
Tongling Jingda Special Magnet Wire Co. Ltd. Class A	111,400	115,706
Tongqinglou Catering Co. Ltd. Class A	22,400	60,353
Tongyu Communication, Inc. Class A	30,030	64,939
Top Energy Co. Ltd. Class A	176,700	146,281
Toread Holdings Group Co. Ltd. Class A	95,300	113,485
Toyou Feiji Electronics Co. Ltd. Class A (b)	56,300	127,641
TPV Technology Co. Ltd. Class A (b)	240,900	81,722
Transwarp Technology Shanghai Co. Ltd. Class A (b)	14,993	97,600
Triangle Tyre Co. Ltd. Class A	26,000	50,997
Triumph New Energy Co. Ltd. Class A (b)	38,000	55,967
Triumph New Energy Co. Ltd. Class H (a) (b)	144,000	78,696
Triumph Science & Technology Co. Ltd. Class A	82,400	129,988
TSP Wind Power Group Co. Ltd. Class A	92,400	91,714
Tuhu Car, Inc. (b) (c)	244,000	601,763
Tunghsu Optoelectronic Technology Co. Ltd. Class A (b)	517,000	26,705
Tuya, Inc. ADR	177,378	409,743
Up Fintech Holding Ltd. ADR (b)	72,529	699,905
UTour Group Co. Ltd. Class A (b)	98,900	107,693
VanJee Technology Co. Ltd. Class A (b)	17,900	69,569
Vantone Neo Development Group Co. Ltd. Class A (b)	130,800	111,569
Security Description	Shares	Value
Vats Liquor Chain Store Management JSC Ltd. Class A	37,000	$99,691
Vcanbio Cell & Gene Engineering Corp. Ltd. Class A (b)	72,200	233,841
Visionox Technology, Inc. Class A (b)	93,000	125,806
Visual China Group Co. Ltd. Class A	42,600	119,775
Vnet Group, Inc. ADR (a) (b)	61,639	425,309
Wangneng Environment Co. Ltd. Class A	25,200	59,067
Wanguo Gold Group Ltd. (a)	116,000	463,261
Warom Technology, Inc. Co. Class A	30,300	93,610
Weaver Network Technology Co. Ltd. Class A	22,100	171,848
Wedge Industrial Co. Ltd. Class A	59,900	124,765
Weimob, Inc. (a) (b) (c)	705,000	162,554
Wellhope Foods Co. Ltd. Class A	173,600	200,182
Wencan Group Co. Ltd. Class A	1,000	2,915
Wenzhou Yihua Connector Co. Ltd. Class A	10,500	56,860
West China Cement Ltd. (a)	1,936,761	372,549
Western Metal Materials Co. Ltd. Class A	51,300	142,159
Western Region Gold Co. Ltd. Class A	32,600	92,614
Winall Hi-Tech Seed Co. Ltd. Class A (b)	48,100	60,099
Winnovation Culturaltainment Development Ltd. Class A (b)	539,000	121,899
Wonders Information Co. Ltd. Class A (b)	147,100	157,508
Wondershare Technology Group Co. Ltd. Class A (b)	11,546	100,016
Wuhan Dr. Laser Technology Corp. Ltd. Class A	18,100	134,452
Wuhan P&S Information Technology Co. Ltd. Class A (b)	98,400	134,897
Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	55,600	183,803
Wushang Group Co. Ltd. Class A	85,500	103,367
Wutong Holding Group Co. Ltd. Class A (b)	212,200	144,268
Wuxi Autowell Technology Co. Ltd. Class A	14,034	65,124
Wuxi Boton Technology Co. Ltd. Class A (b)	28,900	100,984
Wuxi Chipown Micro-Electronics Ltd. Class A	15,256	118,885
Wuxi ETEK Microelectronics Co. Ltd. Class A	11,660	65,030
Wuxi NCE Power Co. Ltd. Class A	28,120	120,674
Wuxi Rural Commercial Bank Co. Ltd. Class A	139,900	123,238
Wuxi Taclink Optoelectronics Technology Co. Ltd. Class A	15,312	134,007
Wuxi Taiji Industry Ltd. Co. Class A	147,900	135,859

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
XD, Inc.	198,000	$1,217,006
XGD, Inc. Class A	29,800	147,811
Xiamen Changelight Co. Ltd. Class A	73,100	118,072
Xiamen Hongxin Electronics Technology Group, Inc. Class A (b)	32,200	125,372
Xiamen Intretech, Inc. Class A	65,600	164,661
Xiamen King Long Motor Group Co. Ltd. Class A	49,600	85,862
Xiamen Kingdomway Group Co. Class A	35,100	100,256
Xiamen Xiangyu Co. Ltd. Class A	166,800	163,699
Xi'an Bright Laser Technologies Co. Ltd. Class A (b)	19,552	162,571
Xi'an Catering Co. Ltd. Class A (b)	98,400	118,275
Xian International Medical Investment Co. Ltd. Class A (b)	192,100	139,721
Xi'an Manareco New Materials Co. Ltd. Class A	24,836	149,124
Xi'an Novastar Tech Co. Ltd. Class A	4,680	94,950
Xi'An Shaangu Power Co. Ltd. Class A	109,300	133,818
Xi'an Tian He Defense Technology Co. Ltd. Class A (b)	69,000	139,770
Xiangtan Electric Manufacturing Co. Ltd. Class A (b)	88,200	165,487
Xiangtan Electrochemical Scientific Co. Ltd. Class A	69,500	140,976
Xilinmen Furniture Co. Ltd. Class A	24,100	58,810
Xingtong Shipping Co. Ltd. Class A	25,300	54,816
Xinhuanet Co. Ltd. Class A	41,900	140,034
Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A (b)	199,000	85,010
Xinjiang Lixin Energy Co. Ltd. Class A	96,316	98,828
Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	95,100	111,255
Xinte Energy Co. Ltd. Class H (a) (b)	160,000	108,637
Xinxiang Chemical Fiber Co. Ltd. Class A	158,800	85,794
Xinxiang Richful Lube Additive Co. Ltd. Class A	14,770	119,077
Xinyi Energy Holdings Ltd. (a)	40,085	5,872
Xinyu Iron & Steel Co. Ltd. Class A	243,700	120,436
Xinzhi Group Co. Ltd. Class A (b)	55,100	142,074
Xizang Zhufeng Resources Co. Ltd. Class A (b)	91,100	141,041
Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	60,500	94,933
Xtep International Holdings Ltd. (a)	711,500	510,286
XXF Group Holdings Ltd. (a) (b)	370,000	294,586
Yango Group Co. Ltd. Class A (b) (d)	292,400	—
Security Description	Shares	Value
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class H (a) (b) (c)	115,000	$312,038
Yantai Changyu Pioneer Wine Co. Ltd. Class A	48,300	143,151
Yantai China Pet Foods Co. Ltd. Class A	20,400	176,200
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	105,200	211,336
Yantai Zhenghai Magnetic Material Co. Ltd. Class A	107,700	212,749
Yapp Automotive Parts Co. Ltd. Class A	60,900	146,912
Yatsen Holding Ltd. ADR (a) (b)	36,315	350,077
Yechiu Metal Recycling China Ltd. Class A	287,400	101,107
YGSOFT, Inc. Class A	108,491	90,117
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (a) (b) (c)	273,400	516,848
Yihai International Holding Ltd. (a)	279,000	494,025
Yinbang Clad Material Co. Ltd. Class A (b)	74,100	113,791
Yixin Group Ltd. (a) (c)	1,610,500	478,021
Yizumi Holdings Co. Ltd. Class A	41,380	116,402
Yongjin Technology Group Co. Ltd.	24,900	61,458
Yotrio Group Co. Ltd. Class A	166,980	85,318
Youcare Pharmaceutical Group Co. Ltd. Class A (b)	40,502	107,656
Youngy Co. Ltd. Class A (b)	23,200	99,237
Youzu Interactive Co. Ltd. Class A	47,600	80,605
Yuexiu Transport Infrastructure Ltd.	959,013	452,019
Yueyang Forest & Paper Co. Ltd. Class A	67,000	41,436
Yuneng Technology Co. Ltd. Class A	16,969	101,793
Yunnan Energy Investment Co. Ltd. Class A	77,200	118,659
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	25,700	71,397
Yunnan Nantian Electronics Information Co. Ltd. Class A (b)	38,200	112,790
Yunnan Tourism Co. Ltd. Class A (b)	106,800	77,977
Yusys Technologies Co. Ltd. Class A	61,500	260,058
Zai Lab Ltd. (a) (b)	490,900	1,716,587
ZBOM Home Collection Co. Ltd. Class A	30,040	40,637
Zengame Technology Holding Ltd.	250,000	79,299
Zhejiang Akcome New Energy Technology Co. Ltd. (b)	405,700	20,956
Zhejiang Communications Technology Co. Ltd. Class A	129,100	71,370
Zhejiang Conba Pharmaceutical Co. Ltd. Class A	116,100	70,991

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Zhejiang Daily Digital Culture Group Co. Ltd. Class A	98,500	$190,313
Zhejiang Dun'An Artificial Environment Co. Ltd. Class A (b)	77,700	125,827
Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	34,100	72,407
Zhejiang Gongdong Medical Technology Co. Ltd. Class A	21,756	57,677
Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	139,800	217,610
Zhejiang Hangmin Co. Ltd. Class A	97,600	96,331
Zhejiang Hengtong Holding Co. Ltd. Class A (b)	251,400	97,919
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (b)	76,600	58,815
Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	100,000	129,133
Zhejiang Huace Film & Television Co. Ltd. Class A	103,800	108,826
Zhejiang Huakang Pharmaceutical Co. Ltd. Class A	48,418	109,366
Zhejiang Huangma Technology Co. Ltd. Class A	103,894	186,521
Zhejiang Huatong Meat Products Co. Ltd. Class A (b)	43,200	62,781
Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	20,580	57,202
Zhejiang Jinggong Integration Technology Co. Ltd. Class A (b)	44,600	102,298
Zhejiang Jingu Co. Ltd. Class A	52,500	101,143
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	37,860	68,974
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (b)	225,500	176,291
Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	62,800	151,934
Zhejiang Lante Optics Co. Ltd. Class A	39,391	141,382
Zhejiang Narada Power Source Co. Ltd. Class A	65,000	144,462
Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	205,300	173,396
Zhejiang Orient Gene Biotech Co. Ltd. Class A (b)	21,189	80,903
Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	40,500	84,809
Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	135,800	109,768
Zhejiang Shibao Co. Ltd. Class A	29,500	54,032
Zhejiang Sunriver Culture Tourism Co. Ltd. Class A (b)	107,200	120,771
Zhejiang Taihua New Material Group Co. Ltd. Class A	77,800	99,162
Security Description	Shares	Value
Zhejiang Tiantie Science & Technology Co. Ltd. Class A (b)	132,700	$133,568
Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	22,800	74,036
Zhejiang Vie Science & Technology Co. Ltd. Class A	56,700	115,883
Zhejiang Wanliyang Co. Ltd. Class A	99,500	101,818
Zhejiang Wanma Co. Ltd. Class A	50,100	100,995
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	42,000	53,767
Zhejiang Yinlun Machinery Co. Ltd. Class A	36,000	122,025
Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	3,100	6,890
Zhejiang Yonghe Refrigerant Co. Ltd. Class A	27,600	88,774
Zhejiang Yongtai Technology Co. Ltd. Class A (b)	84,600	152,000
Zhende Medical Co. Ltd. Class A	29,700	87,527
Zhengzhou GL Tech Co. Ltd. Class A	5,400	11,986
Zhenjiang Dongfang Electric Heating Technology Co. Ltd. Class A	157,800	116,095
Zhewen Interactive Group Co. Ltd. Class A	118,800	135,498
Zhiou Home Furnishing Technology Co. Ltd. Class A	34,200	87,133
Zhongmin Energy Co. Ltd. Class A	182,600	130,517
Zhongnongfa Seed Industry Group Co. Ltd. Class A (b)	70,700	61,786
Zhongshan Public Utilities Group Co. Ltd. Class A	136,700	167,556
Zhongtian Financial Group Co. Ltd. Class A (b) (d)	493,900	13,790
Zhongyuan Environment-Protection Co. Ltd. Class A	116,200	131,884
Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A (b)	61,700	113,699
Zhuhai Zhumian Group Co. Ltd. Class A (b)	107,500	88,093
Zhuzhou Smelter Group Co. Ltd. Class A (b)	84,400	131,729
ZJMI Environmental Energy Co. Ltd. Class A	17,000	30,212
Zonqing Environmental Ltd. (a)	166,000	132,166
Zotye Automobile Co. Ltd. Class A (b)	515,600	151,157
ZWSOFT Co. Ltd. Guangzhou Class A	16,917	152,115
Zx, Inc. (a) (b)	62,000	107,098
Zylox-Tonbridge Medical Technology Co. Ltd. (c)	84,000	222,573
		188,540,035

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COLOMBIA — 0.1%
Corp. Financiera Colombiana SA (b)	58,375	$257,793
Geopark Ltd. (a)	26,986	175,949
		433,742
CZECH REPUBLIC — 0.1%
Colt CZ Group SE	3,364	114,704
Philip Morris CR AS (a)	439	364,422
		479,126
EGYPT — 0.2%
Abou Kir Fertilizers & Chemical Industries	177,491	179,103
Credit Agricole Egypt SAE	249,546	88,638
Eastern Co. SAE	850,574	514,979
EFG Holding SAE (b)	806,243	426,471
E-Finance for Digital & Financial Investments	556,600	143,784
Egypt Kuwait Holding Co. SAE	101,081	52,325
Fawry for Banking & Payment Technology Services SAE (b)	191,709	46,621
Heliopolis Housing	279,957	54,466
Telecom Egypt Co.	192,204	147,402
U Consumer Finance (b)	242,310	42,545
		1,696,334
GREECE — 0.9%
Aegean Airlines SA	35,761	512,132
Aktor SA Holding Co. Technical & Energy Projects (b)	26,091	164,773
Athens Water Supply & Sewage Co. SA	18,263	124,126
Autohellas Tourist & Trading SA	11,501	143,645
Danaos Corp.	6,980	601,955
Ellaktor SA	28,227	43,472
FF Group (b) (d)	24,815	—
Fourlis Holdings SA	26,189	120,509
GEK Terna SA	52,805	1,242,182
Hellenic Exchanges - Athens Stock Exchange SA	43,957	309,077
Holding Co. ADMIE IPTO SA	69,917	260,168
Intracom Holdings SA	50,444	195,405
Intralot SA-Integrated Information Systems & Gaming Services (b)	103,188	140,508
Kri-Kri Milk Industry SA	5,639	125,238
LAMDA Development SA (b)	56,490	417,758
Optima bank SA	36,787	863,648
Piraeus Port Authority SA	1,447	76,520
Quest Holdings SA	15,830	132,304
Sarantis SA	29,925	463,682
StealthGas, Inc. (b)	30,080	192,813
Tsakos Energy Navigation Ltd.	16,875	323,831
		6,453,746
HONG KONG — 0.7%
Agritrade Resources Ltd. (b) (d)	1,595,000	—
Alibaba Pictures Group Ltd. (a) (b)	7,370,000	901,299
Security Description	Shares	Value
Anxin-China Holdings Ltd. (b) (d)	2,248,000	$—
Boshiwa International Holding Ltd. (a) (b) (d)	1,843,000	—
China Animal Healthcare Ltd. (b) (d)	1,059,700	—
China Huiyuan Juice Group Ltd. (b) (d)	1,494,400	—
China Metal Recycling Holdings Ltd. (a) (b) (d)	693,675	—
China Zhongwang Holdings Ltd. (a) (b) (d)	346,000	—
Chong Sing Holdings FinTech Group Ltd. (a) (b) (d)	9,212,000	—
Citychamp Watch & Jewellery Group Ltd. (a) (b)	556,000	31,518
Concord New Energy Group Ltd.	5,030,000	326,790
Crystal International Group Ltd. (c)	474,500	282,282
CTEG (a) (b) (d)	3,217,900	—
Digital China Holdings Ltd. (a)	726,000	292,250
Fenbi Ltd. (a) (b)	688,000	214,726
Fortior Technology Shenzhen Co. Ltd. Class A	5,784	149,785
Gushengtang Holdings Ltd. (a)	113,500	496,653
LC Logistics, Inc.	36,000	84,841
MH Development NPV (b) (d)	27,600	—
National Agricultural Holdings Ltd. (a) (b) (d)	164,600	—
Nine Dragons Paper Holdings Ltd. (a) (b)	725,000	298,312
Nissin Foods Co. Ltd. (a)	211,000	186,809
Real Gold Mining Ltd. (a) (b) (d)	251,500	—
Sinic Holdings Group Co. Ltd. (b) (d)	315,921	—
Skyworth Group Ltd. (b)	589,099	230,386
SSY Group Ltd.	1,050,000	371,847
SunCar Technology Group, Inc. Class A (b)	10,374	26,454
Tech-Pro, Inc. (a) (b) (d)	6,035,100	—
Time Interconnect Technology Ltd.	608,000	574,695
Untrade.China Dili (a) (b) (d)	1,900,000	79,873
Untrade.Lumena Newmat (a) (b) (d)	104,532	—
Wasion Holdings Ltd.	370,000	393,096
		4,941,616
HUNGARY — 0.0% *
Opus Global Nyrt	78,110	136,949
INDIA — 18.2%
63 Moons Technologies Ltd.	16,203	189,227
Aarti Drugs Ltd.	1,884	10,065
Aarti Pharmalabs Ltd.	32,830	340,837
Action Construction Equipment Ltd.	29,640	421,167
Acutaas Chemicals Ltd.	33,158	442,468
ADF Foods Ltd.	62,049	196,993
Aditya Vision Ltd. (c)	19,446	84,464

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Advanced Enzyme Technologies Ltd.	47,044	$176,360
Aether Industries Ltd. (b)	16,103	143,032
AGI Greenpac Ltd.	19,758	189,367
Ahluwalia Contracts India Ltd.	26,407	312,844
Akzo Nobel India Ltd.	7,419	295,454
Alembic Ltd.	57,781	82,063
Alivus Life Sciences Ltd. (b)	11,557	135,514
Alkyl Amines Chemicals	1,925	53,153
Allcargo Logistics Ltd.	218,813	90,424
Alok Industries Ltd. (b)	683,992	162,863
Amber Enterprises India Ltd. (b)	11,626	917,703
Amrutanjan Health Care Ltd.	21,957	184,289
Anand Rathi Wealth Ltd.	24,122	607,466
Andhra Sugars Ltd.	990	962
Antony Waste Handling Cell Ltd. (b) (c)	12,705	100,813
Anup Engineering Ltd.	4,609	148,820
Anupam Rasayan India Ltd.	23,667	315,072
Apcotex Industries Ltd.	6,091	28,378
Apeejay Surrendra Park Hotels Ltd. (b)	47,573	91,829
Apollo Micro Systems Ltd.	87,953	197,279
Apollo Pipes Ltd.	26,812	134,185
Aptech Ltd.	31,687	57,060
Aptus Value Housing Finance India Ltd.	134,957	509,787
Archean Chemical Industries Ltd.	27,738	204,607
Artemis Medicare Services Ltd.	30,878	91,633
Arvind Fashions Ltd.	61,548	348,325
Arvind Ltd.	113,240	465,847
Arvind SmartSpaces Ltd.	10,669	83,743
Asahi India Glass Ltd.	76,503	677,207
Ashapura Minechem Ltd. (b)	38,721	192,815
Ashiana Housing Ltd.	24,214	97,593
Ashoka Buildcon Ltd. (b)	102,868	255,371
ASK Automotive Ltd.	20,478	127,629
Astec Lifesciences Ltd. (b)	4,191	45,187
Astra Microwave Products Ltd.	35,256	426,640
AstraZeneca Pharma India Ltd.	4,495	466,928
AurionPro Solutions Ltd.	23,885	401,360
Avalon Technologies Ltd. (b) (c)	17,309	170,224
Avantel Ltd.	64,722	119,512
Avanti Feeds Ltd.	25,296	216,208
AXISCADES Technologies Ltd. (b)	14,614	252,354
Azad Engineering Ltd. (b)	7,084	137,500
Bajaj Consumer Care Ltd. (b)	48,048	117,212
Bajaj Electricals Ltd.	27,569	221,330
Bajaj Hindusthan Sugar Ltd. (b)	527,012	159,222
Bajel Projects Ltd. (b)	19,901	55,315
Balaji Amines Ltd.	4,826	103,633
Balmer Lawrie & Co. Ltd.	59,112	147,532
Balmer Lawrie Investments Ltd. Class A	79,967	75,650
Balrampur Chini Mills Ltd.	75,991	526,204
Balu Forge Industries Ltd.	18,261	151,469
Security Description	Shares	Value
Banco Products India Ltd.	25,972	$194,124
BEML Ltd.	12,187	633,423
BF Utilities Ltd. (b)	11,950	110,011
Bhagiradha Chemicals & Industries Ltd.	25,799	90,549
Bhansali Engineering Polymers Ltd.	58,466	79,968
Bharat Bijlee Ltd.	6,175	223,477
Bharat Rasayan Ltd.	744	95,607
Birla Corp. Ltd.	19,403	303,715
BL Kashyap & Sons Ltd. (b)	57,634	44,543
Black Box Ltd. (b)	18,768	114,674
BLS International Services Ltd.	69,464	298,843
Blue Jet Healthcare Ltd.	15,123	154,783
Bluspring Enterprises Ltd. (b)	37,193	32,934
Bombay Burmah Trading Co.	14,506	339,562
Bombay Dyeing & Manufacturing Co. Ltd.	77,030	150,090
Bondada Engineering Ltd.	15,600	79,974
Borosil Ltd. (b)	18,568	73,798
Borosil Renewables Ltd. (b)	36,817	227,101
Brookfield India Real Estate Trust REIT (c)	172,806	634,562
Campus Activewear Ltd.	72,934	237,699
Can Fin Homes Ltd.	63,439	586,530
Capacit'e Infraprojects Ltd. (b)	25,796	100,405
Caplin Point Laboratories Ltd.	16,649	411,100
Capri Global Capital Ltd.	173,126	348,634
Care Ratings Ltd.	13,585	283,264
Cartrade Tech Ltd. (b)	22,706	450,281
Carysil Ltd.	14,425	146,310
CCL Products India Ltd.	48,177	477,248
CE Info Systems Ltd.	10,203	209,354
Ceat Ltd.	14,173	608,831
Century Enka Ltd.	8,460	49,807
Century Plyboards India Ltd.	48,938	433,686
Cera Sanitaryware Ltd. (b)	3,662	293,566
Chalet Hotels Ltd. (b)	41,707	448,170
Chemplast Sanmar Ltd. (b)	51,723	264,797
Chennai Petroleum Corp. Ltd.	27,759	219,910
Chennai Super Kings Cricket Ltd. (b) (d)	418,560	—
Choice International Ltd. (b)	34,073	278,512
City Union Bank Ltd.	216,806	552,911
Clean Science & Technology Ltd.	16,927	289,275
CMS Info Systems Ltd.	94,570	551,916
Concord Biotech Ltd. (b)	24,770	531,330
Confidence Petroleum India Ltd.	110,703	67,395
Cosmo First Ltd.	9,420	127,855
Craftsman Automation Ltd. (b)	8,172	530,808
CSB Bank Ltd. (b)	68,130	313,242
Cupid Ltd. (b)	99,698	124,995
Cyient DLM Ltd. (b)	13,403	74,188
Data Patterns India Ltd.	14,546	491,996
Datamatics Global Services Ltd.	17,112	124,918
DB Corp. Ltd.	38,891	129,085

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
DCB Bank Ltd. (b)	133,335	$225,749
DCW Ltd. (b)	98,039	95,947
Dcx Systems Ltd. (b)	29,141	93,512
Deccan Gold Mines Ltd. (b)	60,542	107,445
Deepak Fertilisers & Petrochemicals Corp. Ltd.	45,452	904,906
Dhampur Sugar Mills Ltd. (b)	936	1,680
Dhani Services Ltd. (b)	325,586	260,970
Dhanuka Agritech Ltd.	6,101	124,289
Digitide Solutions Ltd. (b)	37,193	85,059
Dilip Buildcon Ltd. (c)	39,360	234,434
Dish TV India Ltd. (b)	457,189	26,815
Dishman Carbogen Amcis Ltd. (b)	51,206	149,838
Dodla Dairy Ltd.	18,715	312,891
Doms Industries Ltd.	4,834	142,027
Dreamfolks Services Ltd.	14,230	39,383
Dwarikesh Sugar Industries Ltd. (b)	91,074	51,919
Dynamatic Technologies Ltd.	2,073	173,797
Easy Trip Planners Ltd. (b)	501,619	61,416
eClerx Services Ltd.	14,760	602,585
Edelweiss Financial Services Ltd.	391,079	528,705
EID Parry India Ltd. (b)	75,220	973,580
Elecon Engineering Co. Ltd.	62,832	479,665
Electronics Mart India Ltd. (b)	67,648	115,394
Electrosteel Castings Ltd.	222,992	342,029
Embassy Developments Ltd. (b)	317,857	460,366
EMS Ltd.	11,237	81,611
eMudhra Ltd.	19,120	171,190
Engineers India Ltd.	141,833	398,260
Epigral Ltd.	8,789	185,311
EPL Ltd.	86,138	244,664
Equitas Small Finance Bank Ltd. (c)	254,657	199,277
Eris Lifesciences Ltd. (c)	23,380	459,040
ESAB India Ltd.	2,905	174,686
Ethos Ltd. (b)	7,205	221,947
Eureka Forbes Ltd. (b)	54,885	381,494
Eveready Industries India Ltd.	30,966	113,378
Exicom Tele-Systems Ltd. (b)	24,423	56,219
FDC Ltd.	32,770	186,280
FIEM Industries Ltd.	10,555	237,106
Fine Organic Industries Ltd.	4,857	277,601
Fineotex Chemical Ltd.	48,009	156,567
Force Motors Ltd.	2,731	511,967
G R Infraprojects Ltd.	14,221	218,638
Gabriel India Ltd.	51,371	420,684
Galaxy Surfactants Ltd.	6,816	207,969
Gallantt Ispat Ltd.	17,879	110,920
Ganesh Housing Corp. Ltd.	14,861	171,761
Ganesha Ecosphere Ltd.	5,553	96,795
Garware Hi-Tech Films Ltd.	5,592	273,705
Garware Technical Fibres Ltd.	28,330	305,747
Gateway Distriparks Ltd.	203,112	156,289
GE Power India Ltd. (b)	19,150	69,870
Security Description	Shares	Value
Genesys International Corp. Ltd. (b)	11,863	$88,959
Genus Power Infrastructures Ltd.	74,401	323,422
Geojit Financial Services Ltd.	66,190	66,460
GHCL Ltd.	58,414	417,705
Globus Spirits Ltd.	3,893	43,245
GMM Pfaudler Ltd.	14,297	198,601
Go Fashion India Ltd. (b)	19,135	197,419
Godawari Power & Ispat Ltd.	136,303	301,008
Godrej Agrovet Ltd. (c)	35,937	327,481
Gokaldas Exports Ltd. (b)	37,358	392,202
Goodluck India Ltd.	8,269	113,424
Granules India Ltd.	98,664	569,826
Graphite India Ltd.	48,250	318,554
Grauer & Weil India Ltd.	83,612	100,596
Gravita India Ltd.	14,683	321,995
Greaves Cotton Ltd.	89,890	213,835
Greenlam Industries Ltd.	82,998	231,061
Greenpanel Industries Ltd.	39,991	125,345
Greenply Industries Ltd.	52,885	193,416
Gufic Biosciences Ltd.	22,510	95,555
Gujarat Alkalies & Chemicals Ltd.	14,597	102,065
Gujarat Ambuja Exports Ltd.	122,129	158,899
Gujarat Industries Power Co. Ltd.	40,239	102,610
Gujarat Mineral Development Corp. Ltd.	54,621	262,150
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	54,284	350,036
Gujarat Pipavav Port Ltd.	188,478	354,979
Gujarat State Fertilizers & Chemicals Ltd.	158,667	377,833
Gulf Oil Lubricants India Ltd.	6,926	101,968
Happiest Minds Technologies Ltd.	30,280	231,584
Happy Forgings Ltd.	5,754	64,464
Harsha Engineers Ltd. (c)	22,809	112,848
Hathway Cable & Datacom Ltd. (b)	440,736	82,175
HealthCare Global Enterprises Ltd. (b)	27,138	174,233
HEG Ltd.	57,805	343,756
HeidelbergCement India Ltd.	26,651	63,899
Hemisphere Properties India Ltd. (b)	68,100	110,321
Heritage Foods Ltd.	20,446	118,597
Hester Biosciences Ltd.	3,222	69,689
HG Infra Engineering Ltd.	12,886	161,977
Hikal Ltd.	25,914	108,448
Hinduja Global Solutions Ltd.	5,133	33,383
Hindustan Construction Co. Ltd. (b)	885,379	315,396
Hindustan Foods Ltd. (b)	34,934	218,663
Hindustan Oil Exploration Co. Ltd. (b)	72,255	142,842
Hindware Home Innovation Ltd.	44,471	151,495
HI-Tech Pipes Ltd.	47,715	56,478
Hle Glascoat Ltd.	7,364	40,302
Home First Finance Co. India Ltd. (c)	30,411	488,824

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Honasa Consumer Ltd. (b)	62,109	$225,015
Honda India Power Products Ltd.	2,559	88,001
HPL Electric & Power Ltd.	14,486	96,044
ICRA Ltd.	2,094	165,279
ideaForge Technology Ltd. (b)	13,819	95,392
IFB Industries Ltd. (b)	6,045	108,833
IIFL Capital Services Ltd.	80,908	329,019
Imagicaaworld Entertainment Ltd. (b)	105,064	84,629
Indegene Ltd.	16,955	113,610
India Cements Ltd. (b)	11,118	44,707
India Glycols Ltd.	10,010	240,807
India Pesticides Ltd.	40,910	106,506
India Shelter Finance Corp. Ltd. (b)	12,538	128,728
Indo Count Industries Ltd.	66,245	229,455
Indoco Remedies Ltd.	1,882	6,970
Indraprastha Medical Corp. Ltd.	23,393	132,390
Infibeam Avenues Ltd.	974,052	187,973
Ingersoll Rand India Ltd.	5,933	268,078
Innova Captab Ltd. (b)	12,586	126,029
Inox Green Energy Services Ltd. (b)	99,873	180,601
INOX India Ltd.	8,843	126,829
Insolation Energy Ltd. (b)	27,000	82,533
Intellect Design Arena Ltd. (b)	60,506	810,580
IOL Chemicals & Pharmaceuticals Ltd.	99,410	112,659
ION Exchange India Ltd.	52,699	333,793
ISGEC Heavy Engineering Ltd.	19,863	286,781
ITD Cementation India Ltd.	53,759	585,795
J Kumar Infraprojects Ltd.	32,424	272,878
Jai Balaji Industries Ltd. (b)	112,195	170,399
Jai Corp. Ltd.	36,172	48,016
Jain Irrigation Systems Ltd. (b)	243,688	164,722
Jaiprakash Power Ventures Ltd. (b)	3,060,044	652,971
Jammu & Kashmir Bank Ltd.	231,267	312,410
Jamna Auto Industries Ltd.	137,628	151,991
Jana Small Finance Bank Ltd. (b)	15,497	92,592
Jayaswal NECO Industries Ltd. (b)	123,373	54,594
Jindal Poly Films Ltd.	11,103	79,473
Jindal Worldwide Ltd.	117,265	73,687
JITF Infralogistics Ltd. (b)	8,960	37,440
JK Lakshmi Cement Ltd.	42,610	446,893
JK Paper Ltd.	50,054	216,301
JK Tyre & Industries Ltd.	80,705	335,487
JM Financial Ltd.	288,854	536,684
JNK India Ltd.	9,158	37,242
Johnson Controls-Hitachi Air Conditioning India Ltd.	4,144	84,552
JSW Holdings Ltd. (b)	1,230	323,061
JTEKT India Ltd.	62,836	106,629
JTL Industries Ltd.	92,890	87,496
Jubilant Ingrevia Ltd.	50,698	450,820
Jubilant Pharmova Ltd.	45,724	645,446
Juniper Hotels Ltd. (b)	23,824	80,242
Security Description	Shares	Value
Jupiter Life Line Hospitals Ltd.	7,848	$137,020
Just Dial Ltd. (b)	14,217	154,006
Jyoti Structures Ltd. (b)	480,204	101,685
Kalyani Steels Ltd.	11,378	123,618
Karnataka Bank Ltd.	120,584	275,124
KCP Ltd.	83,386	199,238
KDDL Ltd.	5,232	176,104
Kennametal India Ltd.	1,843	50,285
Keystone Realtors Ltd.	13,372	95,495
Kingfa Science & Technology India Ltd.	2,547	102,465
Kiri Industries Ltd. (b)	33,214	222,479
Kirloskar Brothers Ltd.	15,854	435,800
Kirloskar Ferrous Industries Ltd.	34,334	232,203
Kirloskar Industries Ltd.	1,548	77,375
Kirloskar Pneumatic Co. Ltd.	23,226	383,814
KNR Constructions Ltd.	103,243	268,148
Kolte-Patil Developers Ltd.	17,285	93,620
Kovai Medical Center & Hospital Ltd.	1,378	93,905
KP Energy Ltd.	23,120	139,944
KPI Green Energy Ltd. (c)	60,156	360,999
KRBL Ltd.	33,556	143,090
Krsnaa Diagnostics Ltd.	8,200	67,428
KSB Ltd.	38,472	366,978
LA Opala RG Ltd.	36,658	111,662
Latent View Analytics Ltd. (b)	33,662	161,520
Laxmi Organic Industries Ltd.	26,359	60,623
Lemon Tree Hotels Ltd. (b) (c)	341,080	557,238
LG Balakrishnan & Bros Ltd.	16,019	243,685
Lloyds Engineering Works Ltd. (e)	328,372	271,818
Lloyds Engineering Works Ltd. (b) (e)	86,922	50,688
Lloyds Enterprises Ltd.	227,403	236,737
LMW Ltd.	4,130	804,570
LT Foods Ltd.	117,474	666,339
Lumax Auto Technologies Ltd.	23,816	326,609
LUX Industries Ltd.	4,258	72,400
Magellanic Cloud Ltd.	139,251	121,552
Mahanagar Telephone Nigam Ltd. (b)	176,803	107,801
Maharashtra Scooters Ltd.	2,684	453,739
Maharashtra Seamless Ltd.	28,719	255,477
Mahindra Holidays & Resorts India Ltd. (b)	72,247	284,447
Mahindra Lifespace Developers Ltd.	74,322	313,113
Mahindra Logistics Ltd. (c)	15,883	62,293
Maithan Alloys Ltd.	6,140	88,234
Man Industries India Ltd. (b)	21,776	104,741
Man Infraconstruction Ltd.	111,156	234,988
Manali Petrochemicals Ltd.	78,268	62,908
Manappuram Finance Ltd.	328,194	1,053,810
Mangalam Cement Ltd.	9,491	82,537
Manorama Industries Ltd.	10,181	173,395
Marksans Pharma Ltd.	182,096	555,248
MAS Financial Services Ltd. (c)	58,666	210,728

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Mastek Ltd.	9,435	$268,517
Max Estates Ltd. (b)	17,385	101,419
Mayur Uniquoters Ltd.	23,535	153,680
Medi Assist Healthcare Services Ltd. (c)	15,803	98,105
Medplus Health Services Ltd. (b)	24,037	253,515
Metropolis Healthcare Ltd. (b) (c)	13,733	273,219
Minda Corp. Ltd.	55,895	339,893
Mishra Dhatu Nigam Ltd. (c)	45,071	228,613
MM Forgings Ltd.	14,342	64,226
MMTC Ltd. (b)	99,703	84,601
MOIL Ltd.	54,449	246,373
Mold-Tek Packaging Ltd.	6,478	52,951
Monarch Networth Capital Ltd.	20,271	80,295
Morepen Laboratories Ltd. (b)	210,190	151,393
Moschip Technologies Ltd. (b)	40,190	83,576
MPS Ltd.	3,820	119,001
Mrs Bectors Food Specialities Ltd.	20,371	324,615
MSTC Ltd.	18,914	120,991
MTAR Technologies Ltd. (b)	15,164	280,541
Muthoot Microfin Ltd. (b)	38,575	64,542
National Fertilizers Ltd.	73,483	86,558
Nava Ltd.	67,702	478,990
Navin Fluorine International Ltd.	8,417	473,073
Navneet Education Ltd.	74,185	123,128
Nazara Technologies Ltd. (b)	24,534	371,500
NELCO Ltd.	12,360	146,299
Neogen Chemicals Ltd.	6,542	126,377
NESCO Ltd.	22,223	301,796
Netweb Technologies India Ltd.	4,643	99,898
Network18 Media & Investments Ltd. (b)	323,747	222,274
Neuland Laboratories Ltd.	5,258	735,728
Newgen Software Technologies Ltd.	35,787	488,983
Nibe Ltd.	1,835	35,454
NIIT Learning Systems Ltd.	55,902	218,889
NIIT Ltd.	55,902	85,163
Nitin Spinners Ltd.	20,363	93,433
NMDC Steel Ltd. (b)	791,333	378,227
NOCIL Ltd.	76,994	177,941
NRB Bearings Ltd.	40,054	141,282
Nucleus Software Exports Ltd.	6,519	90,647
Nuvoco Vistas Corp. Ltd. (b)	94,232	389,190
Olectra Greentech Ltd.	27,907	381,248
Onesource Specialty Pharma Ltd. (b)	23,538	603,216
Optiemus Infracom Ltd. (b)	15,326	113,033
Orchid Pharma Ltd. (b)	6,787	56,529
Orient Cement Ltd.	24,461	69,039
Orient Electric Ltd.	69,193	180,776
Orient Green Power Co. Ltd. (b)	478,749	81,057
Orissa Minerals Development Co. Ltd. (b)	2,591	149,384
Paisalo Digital Ltd.	324,598	119,340
Paradeep Phosphates Ltd. (c)	256,648	478,761
Security Description	Shares	Value
Parag Milk Foods Ltd. Class F (c)	51,064	$132,066
Paras Defence & Space Technologies Ltd. (b)	12,327	229,622
Patel Engineering Ltd. (b)	304,977	146,087
PC Jeweller Ltd. (b)	991,460	142,430
PCBL Chemical Ltd.	113,578	554,779
PDS Ltd.	12,549	59,716
Pearl Global Industries Ltd.	8,257	144,170
Pennar Industries Ltd. (b)	55,649	156,156
PG Electroplast Ltd.	73,540	647,119
Piccadily Agro Industries Ltd. (b)	13,758	91,795
Pilani Investment & Industries Corp. Ltd.	1,576	101,889
Pitti Engineering Ltd.	7,022	83,055
PNC Infratech Ltd.	80,832	290,867
Pokarna Ltd.	6,724	79,071
Polyplex Corp. Ltd.	6,546	92,458
Power Mech Projects Ltd.	7,768	303,990
Praj Industries Ltd.	82,597	490,083
Prakash Industries Ltd.	87,731	166,214
PRAVEG Ltd.	10,108	59,215
Precision Wires India Ltd.	47,965	105,186
Premier Explosives Ltd.	15,049	99,040
Pricol Ltd. (b)	46,017	245,941
Prince Pipes & Fittings Ltd.	22,166	94,986
Prism Johnson Ltd. (b)	86,512	156,117
Privi Speciality Chemicals Ltd.	5,586	147,890
Procter & Gamble Health Ltd.	5,010	343,532
Protean eGov Technologies Ltd.	16,207	165,935
Prudent Corporate Advisory Services Ltd.	4,319	136,439
PTC India Financial Services Ltd. (b)	165,245	81,755
PTC India Ltd.	147,783	310,851
Punjab Chemicals & Crop Protection Ltd.	180	2,674
Puravankara Ltd. (b)	16,191	56,204
PVR Inox Ltd. (b)	46,248	523,148
Quess Corp. Ltd. (c)	37,193	130,995
R Systems International Ltd.	17,936	96,153
Railtel Corp. of India Ltd.	63,177	315,590
Rain Industries Ltd.	122,910	211,624
Rainbow Children's Medicare Ltd.	35,321	643,323
Rajesh Exports Ltd. (b)	68,004	159,630
Rajoo Engineers Ltd.	13,639	17,351
Rajratan Global Wire Ltd.	9,486	45,456
Rallis India Ltd.	60,689	229,247
Ramco Industries Ltd.	53,060	170,886
Ramky Infrastructure Ltd. (b)	13,060	85,881
Rane Holdings Ltd.	4,085	75,822
Rashtriya Chemicals & Fertilizers Ltd.	106,839	198,243
Rategain Travel Technologies Ltd. (b)	33,773	180,167
RattanIndia Enterprises Ltd. (b)	230,109	174,219
RattanIndia Power Ltd. (b)	1,827,595	330,740
Raymond Lifestyle Ltd. (b)	18,649	284,650

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Raymond Ltd. (b)	21,036	$174,008
Raymond Realty Ltd. (b)	22,932	276,569
RBL Bank Ltd. (c)	287,416	832,756
Redington Ltd.	373,489	1,416,915
Redtape Ltd.	116,560	177,681
Refex Industries Ltd. (b)	27,176	145,165
Reliance Infrastructure Ltd. (b)	171,406	818,755
Reliance Power Ltd. (b)	1,871,952	1,534,276
Religare Enterprises Ltd. (b)	72,338	187,441
Repco Home Finance Ltd.	29,067	149,351
Responsive Industries Ltd.	78,834	217,860
Restaurant Brands Asia Ltd. (b)	93,845	90,332
Rhi Magnesita India Ltd.	43,880	243,550
Rico Auto Industries Ltd.	72,243	63,861
RITES Ltd.	96,258	314,275
Rolex Rings Ltd. (b)	9,173	172,293
Rossari Biotech Ltd.	10,597	85,328
Route Mobile Ltd.	5,794	69,165
RPG Life Sciences Ltd.	3,645	105,440
RPSG Ventures Ltd. (b)	10,846	115,030
Rupa & Co. Ltd.	28,663	73,780
Safari Industries India Ltd.	16,572	417,005
Sai Silks Kalamandir Ltd.	51,458	91,492
Saksoft Ltd.	33,623	78,573
Salasar Techno Engineering Ltd. (b) (c)	420,598	36,881
Salzer Electronics Ltd.	8,418	90,496
SAMHI Hotels Ltd. (b)	47,716	123,736
Sammaan Capital Ltd.	274,983	456,499
Sandhar Technologies Ltd.	13,814	86,627
Sandur Manganese & Iron Ores Ltd.	35,233	196,152
Sanghvi Movers Ltd.	29,880	97,382
Sanofi India Ltd.	5,931	440,641
Sansera Engineering Ltd. (c)	14,828	238,552
Sarda Energy & Minerals Ltd.	38,773	200,443
Saregama India Ltd.	55,168	320,645
Sasken Technologies Ltd.	7,711	131,796
Satin Creditcare Network Ltd. (b)	8,686	17,185
SBFC Finance Ltd. (b)	125,195	163,691
Senco Gold Ltd.	18,636	74,590
SEPC Ltd. (b)	412,979	63,709
Sequent Scientific Ltd. (b)	69,658	156,560
SG Mart Ltd. (b)	20,563	86,367
Shaily Engineering Plastics Ltd.	9,777	189,646
Shakti Pumps India Ltd.	25,014	275,530
Shanthi Gears Ltd.	10,557	60,516
Sharda Cropchem Ltd.	22,280	210,772
Sharda Motor Industries Ltd.	3,886	85,169
Share India Securities Ltd.	53,108	113,511
Sheela Foam Ltd. (b)	13,375	113,327
Shilchar Technologies Ltd.	2,235	137,567
Shilpa Medicare Ltd. (b)	34,707	360,405
Shipping Corp. of India Land & Assets Ltd.	114,204	71,471
Shipping Corp. of India Ltd.	98,463	256,961
Security Description	Shares	Value
Shivalik Bimetal Controls Ltd.	20,533	$133,958
Shoppers Stop Ltd. (b)	28,315	165,595
Shree Renuka Sugars Ltd. (b)	539,307	208,277
Shriram Properties Ltd. (b)	69,915	81,589
Sigachi Industries Ltd.	153,249	87,132
SIS Ltd. (b)	1,756	7,582
SJS Enterprises Ltd.	16,752	250,635
Skipper Ltd.	22,370	132,535
SML ISUZU Ltd.	4,063	99,978
Sobha Ltd.	25,211	430,904
Solara Active Pharma Sciences Ltd. (b)	11,470	85,202
SOM Distilleries & Breweries Ltd. (b)	91,770	172,775
Somany Ceramics Ltd.	13,715	89,941
South Indian Bank Ltd.	705,873	253,426
Spandana Sphoorty Financial Ltd. (b)	24,245	78,762
SpiceJet Ltd. (b)	128,382	59,356
Star Cement Ltd. (b)	91,724	227,620
Steel Strips Wheels Ltd.	40,987	130,952
Sterling & Wilson Renewable (b)	71,805	267,845
Sterlite Technologies Ltd. (b)	95,630	117,352
STL Networks Ltd. (b)	95,630	25,056
Stove Kraft Ltd.	11,510	80,111
Strides Pharma Science Ltd.	47,077	493,853
Stylam Industries Ltd. (b)	6,300	120,366
Styrenix Performance Materials Ltd.	3,811	143,055
Subros Ltd.	12,144	135,530
Sudarshan Chemical Industries Ltd.	26,971	387,897
Sula Vineyards Ltd.	32,780	116,045
Sun Pharma Advanced Research Co. Ltd. (b)	51,007	96,584
Sundaram-Clayton Ltd.	3,314	80,045
Sunflag Iron & Steel Co. Ltd. (b)	42,404	156,419
Sunteck Realty Ltd.	37,589	195,287
Suprajit Engineering Ltd.	55,100	309,873
Supriya Lifescience Ltd.	22,015	182,017
Surya Roshni Ltd.	55,204	223,494
Suryoday Small Finance Bank Ltd. (b)	53,878	87,803
Suven Life Sciences Ltd. (b)	58,419	167,675
Swaraj Engines Ltd.	6,317	290,850
Symphony Ltd.	13,604	170,558
Syrma SGS Technology Ltd.	41,931	277,324
Talbros Automotive Components Ltd.	24,752	87,408
Tamil Nadu Newsprint & Papers Ltd.	58,937	115,235
Tamilnad Mercantile Bank Ltd.	32,737	170,174
Tanla Platforms Ltd.	32,130	241,256
TARC Ltd. (b)	42,553	91,775
Tarsons Products Ltd.	17,807	82,162
Tasty Bite Eatables Ltd.	702	90,951

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Tatva Chintan Pharma Chem Pvt Ltd.	8,669	$97,001
TCI Express Ltd.	7,658	67,932
TCPL Packaging Ltd.	2,178	94,363
TD Power Systems Ltd.	72,578	422,723
TeamLease Services Ltd. (b)	7,328	173,562
Technocraft Industries India Ltd.	4,314	152,067
Tega Industries Ltd.	13,275	241,120
Texmaco Rail & Engineering Ltd.	137,427	282,097
Thanga Mayil Jewellery Ltd.	5,383	116,887
Thirumalai Chemicals Ltd.	58,171	199,067
Thomas Cook India Ltd.	106,593	203,255
Thyrocare Technologies Ltd. (c)	7,467	86,241
Tilaknagar Industries Ltd.	79,566	321,892
Time Technoplast Ltd.	82,222	425,683
Tips Music Ltd.	26,092	204,741
Tourism Finance Corp. of India Ltd.	49,606	137,116
Transformers & Rectifiers India Ltd.	38,646	220,380
Transport Corp. of India Ltd.	18,777	247,455
Triveni Engineering & Industries Ltd.	59,579	263,611
TTK Prestige Ltd.	29,029	211,337
TVS Srichakra Ltd.	2,091	73,612
TVS Supply Chain Solutions Ltd. (b)	61,296	97,533
Uflex Ltd.	35,195	249,907
Ujjivan Small Finance Bank Ltd. (c)	422,398	241,490
Unichem Laboratories Ltd. (b)	14,170	97,369
Uniparts India Ltd.	13,779	64,059
Unitech Ltd. (b)	1,003,326	100,730
Universal Cables Ltd.	12,866	116,238
Urja Global Ltd. (b)	386,614	69,019
Usha Martin Ltd.	113,657	485,852
UTI Asset Management Co. Ltd.	52,891	796,079
Utkarsh Small Finance Bank Ltd.	180,251	51,431
V2 Retail Ltd. (b)	7,668	162,239
VA Tech Wabag Ltd. (b)	28,925	499,644
Vadilal Industries Ltd.	2,018	130,396
Vaibhav Global Ltd.	25,218	70,161
Valor Estate Ltd. (b)	132,265	361,631
Vardhman Textiles Ltd.	69,986	408,483
Varroc Engineering Ltd. (b) (c)	29,718	196,705
Vascon Engineers Ltd. (b)	128,460	81,516
Veedol Corporation Ltd.	3,608	70,944
Venky's India Ltd.	4,132	77,075
Venus Pipes & Tubes Ltd. (c)	4,596	73,077
Vesuvius India Ltd.	64,240	413,860
Vijaya Diagnostic Centre Ltd.	29,531	339,266
Vindhya Telelinks Ltd.	5,236	104,488
VIP Industries Ltd. (b)	49,672	243,929
Vishnu Prakash R Punglia Ltd. (b)	37,052	72,734
V-Mart Retail Ltd. (b)	21,444	214,765
VRL Logistics Ltd.	22,729	152,962
VST Industries Ltd.	45,500	163,144
Security Description	Shares	Value
VST Tillers Tractors Ltd.	3,212	$137,308
Waaree Renewable Technologies Ltd.	11,387	133,050
Walchandnagar Industries Ltd. (b)	26,203	68,936
Websol Energy System Ltd. (b)	12,287	187,156
Welspun Enterprises Ltd.	39,353	248,228
Welspun Speciality Solutions L (b)	165,230	67,549
West Coast Paper Mills Ltd.	19,131	112,843
Westlife Foodworld Ltd. (b)	40,565	352,437
Wheels India Ltd.	9,940	94,312
Wockhardt Ltd. (b)	44,969	898,751
Wonderla Holidays Ltd.	14,386	106,922
WPIL Ltd.	16,379	80,281
XPRO India Ltd.	6,535	90,870
Yatharth Hospital & Trauma Care Services Ltd. Class C (b)	18,654	116,424
Zaggle Prepaid Ocean Services Ltd. (b)	25,785	124,144
Zee Entertainment Enterprises Ltd.	460,367	785,083
Zen Technologies Ltd.	22,252	514,085
Zydus Wellness Ltd.	13,227	312,044
		127,575,103
INDONESIA — 1.7%
ABM Investama Tbk. PT	434,000	80,999
AKR Corporindo Tbk. PT	6,823,800	487,564
Arwana Citramulia Tbk. PT	1,506,900	55,691
Aspirasi Hidup Indonesia Tbk. PT	3,049,814	93,176
Astra Agro Lestari Tbk. PT	293,222	104,754
Astra Otoparts Tbk. PT	1,311,700	166,437
Asuransi Tugu Pratama Indonesia Tbk. PT	1,148,400	67,553
Bank BTPN Syariah Tbk. PT	764,624	61,933
Bank Danamon Indonesia Tbk. PT	1,814,788	272,749
Bank OCBC Nisp Tbk. PT	4,245,700	351,738
Bank Pan Indonesia Tbk. PT (b)	1,450,200	102,278
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,648,700	82,257
Bank Pembangunan Daerah Jawa Timur Tbk. PT	5,332,700	164,235
Bank Tabungan Negara Persero Tbk. PT	4,861,699	333,896
BFI Finance Indonesia Tbk. PT	5,995,395	300,970
Bintang Oto Global Tbk. PT (b)	3,177,463	109,601
Blue Bird Tbk. PT (b)	779,200	92,630
Bumi Resources Minerals Tbk. PT (b)	50,689,300	1,236,401
Bumi Serpong Damai Tbk. PT (b)	7,427,500	359,137
Bumitama Agri Ltd. (a)	648,300	389,392
Cemindo Gemilang PT (b)	3,725,900	181,303
Ciputra Development Tbk. PT	6,875,999	404,471
Dharma Satya Nusantara Tbk. PT	3,547,900	170,457
Erajaya Swasembada Tbk. PT	5,733,300	187,167
ESSA Industries Indonesia Tbk. PT	5,541,500	197,972
Harum Energy Tbk. PT (b)	3,078,670	157,394

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Impack Pratama Industri Tbk. PT (b)	5,223,600	$97,168
Indo Tambangraya Megah Tbk. PT	103,200	139,846
Indocement Tunggal Prakarsa Tbk. PT	414,000	135,790
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	5,671,765	172,581
Inti Agri Resources Tbk. PT (b) (d)	258,200	—
Japfa Comfeed Indonesia Tbk. PT	3,915,947	365,424
Map Aktif Adiperkasa PT	4,009,900	161,779
Medikaloka Hermina Tbk. PT	7,311,453	637,247
Metrodata Electronics Tbk. PT	5,484,145	182,411
Mitra Adiperkasa Tbk. PT	3,791,700	275,590
Mitra Pinasthika Mustika Tbk. PT	1,380,500	82,056
Pabrik Kertas Tjiwi Kimia Tbk. PT	938,685	325,230
Pacific Strategic Financial Tbk. PT (b)	5,931,800	412,869
Pakuwon Jati Tbk. PT (b)	12,651,300	291,444
Panin Financial Tbk. PT (b)	6,763,700	108,319
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	2,537,623	195,382
Rimo International Lestari Tbk. PT (b) (d)	100,200	—
Saratoga Investama Sedaya Tbk. PT (b)	1,629,500	161,595
Sariguna Primatirta Tbk. PT	1,762,400	66,762
Sawit Sumbermas Sarana Tbk. PT	3,074,900	249,060
Selamat Sempurna Tbk. PT	2,013,500	236,882
Semen Indonesia Persero Tbk. PT	1,313,100	217,569
Sumber Tani Agung Resources Tbk. PT	1,214,500	59,472
Summarecon Agung Tbk. PT	3,095,115	72,445
Surya Semesta Internusa Tbk. PT	1,559,000	152,683
Timah Tbk. PT	1,068,712	68,132
Trada Alam Minera Tbk. PT (b) (d)	6,757,200	—
Triputra Agro Persada PT	2,144,700	130,782
Ultrajaya Milk Industry & Trading Co. Tbk. PT	1,176,800	97,855
XLSMART Telecom Sejahtera Tbk. PT	3,891,832	539,367
		11,847,895
KUWAIT — 1.7%
A'ayan Leasing & Investment Co. KSCP	204,522	121,074
Al Mazaya Holding Co. KSCP (b)	425,326	100,993
Ali Alghanim Sons Automotive Co. KSCC	91,726	339,004
Alimtiaz Investment Group KSC (b)	483,470	57,083
Arabi Group Holding KSC (b)	287,929	362,560
Arzan Financial Group for Financing & Investment KPSC	406,921	368,658
Boubyan Petrochemicals Co. KSCP	249,836	524,594
Boursa Kuwait Securities Co. KPSC	77,051	764,336
Security Description	Shares	Value
Combined Group Contracting Co. SAK	51,074	$109,581
Commercial Real Estate Co. KSC	1,110,046	711,591
Gulf Cables & Electrical Industries Group Co. KSCP	101,086	667,515
Heavy Engineering & Ship Building Co. KSCP Class B	84,238	247,410
Humansoft Holding Co. KSC	62,954	504,867
IFA Hotels & Resorts-KPSC (b)	32,682	95,133
Integrated Holding Co. KCSC	181,519	344,931
International Financial Advisors KSC (b)	112,624	165,022
Jazeera Airways Co. KSCP	57,558	277,860
Kuwait Cement Co. KSC	127,032	153,726
Kuwait International Bank KSCP	661,455	599,258
Kuwait Projects Co. Holding KSCP (b)	478,475	139,435
Kuwait Real Estate Co. KSC	418,409	528,229
Kuwait Telecommunications Co.	195,516	358,100
Mezzan Holding Co. KSCC	63,187	254,195
National Industries Group Holding SAK	1,400,677	1,168,185
National Investments Co. KSCP	437,362	357,614
National Real Estate Co. KPSC (b)	752,470	187,779
Rasiyat Holding Co. (b)	90,761	109,537
Salhia Real Estate Co. KSCP	307,128	409,839
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	323,860	155,707
Warba Bank KSCP (b)	2,274,147	1,993,365
		12,177,181
MALAYSIA — 3.8%
Aeon Co. M Bhd.	369,000	122,693
AEON Credit Service M Bhd.	106,700	150,781
AFFIN Bank Bhd. (b)	666,242	401,913
Alliance Bank Malaysia Bhd.	791,900	810,614
Alpha IVF Group Bhd.	1,396,700	89,564
Ancom Nylex Bhd.	749,943	163,864
Aumas Resources Bhd.	873,900	121,418
Aurelius Technologies Bhd.	428,100	110,825
Axis Real Estate Investment Trust	1,183,719	548,213
Bank Islam Malaysia Bhd.	809,018	438,086
Berjaya Corp. Bhd. (b)	2,151,359	143,066
Bermaz Auto Bhd.	549,200	101,088
Bumi Armada Bhd.	2,581,700	275,921
Bursa Malaysia Bhd.	478,447	867,011
Cahya Mata Sarawak Bhd.	456,700	129,076
Capital A Bhd. (b)	2,070,300	417,944
Capitaland Malaysia Trust REIT	497,613	76,229
Carlsberg Brewery Malaysia Bhd. Class B	109,500	501,404
Chin Hin Group Property Bhd. (b)	388,600	97,831
CTOS Digital Bhd.	1,500,900	336,860
D&O Green Technologies Bhd.	417,724	112,107
Dayang Enterprise Holdings Bhd.	535,900	234,190
DRB-Hicom Bhd.	503,000	88,403

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Duopharma Biotech Bhd.	280,291	$89,203
DXN Holdings Bhd.	572,300	67,961
Eastern & Oriental Bhd.	521,600	100,963
Eco World Development Group Bhd.	817,400	376,619
EG Industries Bhd.	442,600	117,732
Ekovest Bhd. (b)	1,810,500	150,499
Farm Fresh Bhd.	533,700	230,693
FGV Holdings Bhd.	220,400	68,049
Formosa Prosonic Industries Bhd.	86,000	32,272
Frontken Corp. Bhd.	726,015	682,821
Gas Malaysia Bhd.	226,000	229,194
Genting Plantations Bhd.	319,447	379,346
Greatech Technology Bhd. (b)	584,200	237,260
Hap Seng Plantations Holdings Bhd.	149,400	63,869
Heineken Malaysia Bhd.	97,800	585,337
Hextar Global Bhd.	994,156	211,322
Hibiscus Petroleum Bhd.	553,760	205,169
Hume Cement Industries Bhd.	118,600	75,489
IGB Real Estate Investment Trust	1,218,100	734,823
ITMAX SYSTEM Bhd.	219,600	194,539
Jaya Tiasa Holdings Bhd.	377,000	98,492
Kelington Group Bhd.	408,942	360,331
Kerjaya Prospek Group Bhd.	204,500	100,538
Keyfield International Bhd.	248,900	100,494
Kossan Rubber Industries Bhd.	946,304	332,628
KPJ Healthcare Bhd.	1,643,664	1,038,391
KSL Holdings Bhd. (b)	248,000	94,241
Lagenda Properties Bhd.	262,600	75,465
LBS Bina Group Bhd.	639,900	67,630
Leong Hup International Bhd.	1,107,800	163,125
Mah Sing Group Bhd.	1,210,900	342,233
Malakoff Corp. Bhd.	1,383,800	264,567
Malayan Cement Bhd.	189,200	225,575
Malayan Flour Mills Bhd.	862,319	108,545
Malaysia Smelting Corp. Bhd.	152,100	83,085
Malaysian Pacific Industries Bhd.	54,600	274,913
Malaysian Resources Corp. Bhd.	1,631,400	187,918
Matrix Concepts Holdings Bhd.	968,625	308,267
MBM Resources Bhd.	115,600	127,667
MBSB Bhd.	2,352,207	382,677
Mega First Corp. Bhd.	356,519	313,293
Mi Technovation Bhd.	239,100	107,895
MNRB Holdings Bhd.	167,700	76,472
My EG Services Bhd.	3,407,950	768,924
Nationgate Holdings Bhd.	525,000	204,489
NEXG Bhd.	1,240,300	108,992
Nextgreen Global Bhd. (b)	358,200	67,633
Notion VTEC Bhd.	236,900	34,321
Oriental Holdings Bhd.	50,400	81,756
OSK Holdings Bhd.	879,150	244,295
PA Resources Bhd.	1,465,000	60,889
Padini Holdings Bhd.	315,150	157,182
Pavilion Real Estate Investment Trust	900,600	340,091
Security Description	Shares	Value
Pentamaster Corp. Bhd.	493,259	$359,650
PIE Industrial Bhd.	175,079	181,295
Ranhill Utilities Bhd. (b)	263,200	71,262
RCE Capital Bhd.	286,200	74,090
Sam Engineering & Equipment M Bhd.	242,400	238,917
Scientex Bhd.	593,364	470,689
SFP Tech Holdings Bhd.	637,800	30,296
SKP Resources Bhd.	371,415	90,858
Solarvest Holdings Bhd. (b)	308,800	156,949
Southern Score Builders Bhd.	720,300	79,549
SP Setia Bhd. Group	1,940,209	516,099
Sports Toto Bhd.	382,272	118,027
Sunway Construction Group Bhd.	158,800	226,291
Sunway Real Estate Investment Trust	1,971,900	983,491
Supermax Corp. Bhd. (b)	1,477,791	207,077
Syarikat Takaful Malaysia Keluarga Bhd.	368,714	298,614
Ta Ann Holdings Bhd.	250,611	222,011
Tanco Holdings Bhd. (b)	1,249,200	271,468
Top Glove Corp. Bhd. (b)	3,429,500	578,303
TSH Resources Bhd.	556,172	146,622
Uchi Technologies Bhd.	210,600	157,556
UEM Sunrise Bhd.	887,800	149,706
Unisem M Bhd.	352,882	190,249
UWC Bhd. (b)	458,127	207,819
Velesto Energy Bhd.	3,913,800	167,316
ViTrox Corp. Bhd.	492,600	411,816
VS Industry Bhd.	1,905,926	373,445
VSTECS Bhd.	76,600	56,033
WCE Holdings Bhd. (b)	892,400	145,183
WCT Holdings Bhd. (b)	1,040,100	155,626
Yinson Holdings Bhd.	1,508,590	841,987
YTL Hospitality REIT	297,900	75,704
		26,729,273
MEXICO — 0.9%
Alpek SAB de CV (a)	193,439	104,645
Betterware de Mexico SAPI de CV	4,159	35,975
Bolsa Mexicana de Valores SAB de CV	416,080	946,818
Controladora Vuela Cia de Aviacion SAB de CV Class A (a) (b)	754,514	354,652
FIBRA Macquarie Mexico REIT (c)	547,211	868,667
Fibra MTY SAPI de CV REIT	325,250	225,705
Genomma Lab Internacional SAB de CV Class B (a)	590,075	639,987
Gentera SAB de CV (a)	466,527	989,999
Grupo Herdez SAB de CV	72,711	216,301
Grupo Rotoplas SAB de CV (a) (b)	87,972	65,145
Grupo Televisa SAB (a)	1,106,862	489,218
Grupo Traxion SAB de CV (a) (b) (c)	292,998	270,324
La Comer SAB de CV (a)	335,011	729,179
Megacable Holdings SAB de CV (a)	176,469	491,240

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Nemak SAB de CV (a) (b) (c)	779,130	$132,797
		6,560,652
MONACO — 0.1%
Costamare Bulkers Holdings Ltd. (b)	6,305	54,665
Costamare, Inc.	31,528	287,220
Safe Bulkers, Inc.	64,694	233,545
		575,430
PHILIPPINES — 0.8%
Alliance Global Group, Inc.	2,403,783	384,912
AREIT, Inc.	628,900	457,747
Bloomberry Resorts Corp.	1,516,000	137,525
Converge Information & Communications Technology Solutions, Inc.	1,439,700	497,365
D&L Industries, Inc.	2,238,852	212,240
DigiPlus Interactive Corp.	954,600	881,221
First Gen Corp.	282,500	90,272
LT Group, Inc.	2,247,168	513,023
Manila Water Co., Inc.	721,900	506,214
MREIT, Inc.	589,100	145,366
Philcomsat Holdings Corp. (b) (d)	36,115	—
Puregold Price Club, Inc.	582,700	372,398
Real Commercial REIT, Inc.	2,459,000	323,909
Robinsons Land Corp.	1,435,272	346,524
Robinsons Retail Holdings, Inc.	258,600	177,894
Security Bank Corp.	318,649	388,624
Synergy Grid & Development Phils, Inc. (b)	627,500	121,646
Wilcon Depot, Inc.	711,700	113,710
		5,670,590
POLAND — 1.2%
11 bit studios SA (b)	694	40,598
Asseco Poland SA	38,943	2,178,976
Auto Partner SA	42,509	242,321
Dom Development SA	2,978	196,130
Enea SA (b)	173,364	938,360
Eurocash SA	93,260	223,360
Grupa Kety SA	6,513	1,613,043
Jastrzebska Spolka Weglowa SA (b)	20,010	118,773
Mirbud SA	37,542	141,805
Mo-BRUK SA	1,401	108,552
PKP Cargo SA (b)	24,739	108,848
PlayWay SA	1,616	143,545
Rainbow Tours SA	4,465	168,530
Synektik SA	2,821	146,758
Tauron Polska Energia SA (b)	801,629	1,866,013
TEN Square Games SA	4,777	115,137
Text SA	9,707	158,885
Voxel SA	2,656	117,889
Warsaw Stock Exchange	6,688	95,219
		8,722,742
Security Description	Shares	Value
QATAR — 0.7%
Al Khaleej Takaful Group QSC	160,915	$103,417
Al Meera Consumer Goods Co. QSC	70,512	284,682
Baladna (b)	687,498	238,292
Doha Bank QPSC	1,257,534	878,651
Estithmar Holding QPSC (b)	295,317	267,010
Gulf International Services QSC	796,642	700,152
Gulf Warehousing Co.	152,339	122,800
Lesha Bank LLC (b)	831,414	413,309
Medicare Group	276,369	393,945
Meeza QSTP LLC	118,412	98,021
Qatar Aluminum Manufacturing Co.	607,167	225,958
Qatar National Cement Co. QSC	77,818	74,805
Qatari Investors Group QSC	562,332	231,203
Salam International Investment Ltd. QSC	1,154,128	214,279
United Development Co. QSC	1,279,507	366,527
		4,613,051
RUSSIA — 0.0%
M.Video PJSC (b) (d)	61,705	—
Mosenergo PJSC (d)	8,150,848	—
OGK-2 PJSC (b) (d)	21,527,092	—
		—
SAUDI ARABIA — 3.2%
Al Babtain Power & Telecommunication Co.	27,004	394,206
Al Hammadi Holding	22,032	226,165
Al Hassan Ghazi Ibrahim Shaker Co.	15,987	118,586
Al Jouf Agricultural Development Co.	14,608	172,079
Al Jouf Cement Co. (b)	38,597	78,727
Al Khaleej Training & Education Co. (b)	25,485	173,275
Al Maather REIT Fund	14,137	33,962
Al Masane Al Kobra Mining Co.	21,470	362,938
Al Moammar Information Systems Co.	9,461	340,803
Al Rajhi REIT	174,810	387,793
Al Yamamah Steel Industries Co.	17,713	149,714
Alahli REIT Fund 1	16,070	29,608
Alamar Foods	5,096	76,837
Alandalus Property Co.	39,062	229,133
Alaseel Co.	190,701	207,964
Al-Etihad Cooperative Insurance Co.	28,921	109,885
Alinma Retail REIT Fund	156,520	192,390
AlJazira Takaful Ta'awuni Co.	31,081	113,866
Alkhabeer REIT	66,610	102,477
AlKhorayef Water & Power Technologies Co.	9,452	363,160
Almunajem Foods Co.	10,738	206,142
AlSaif Stores For Development & Investment Co. (b)	90,100	171,528

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Alujain Corp.	23,234	$229,707
Amlak International Finance Co. (b)	54,831	166,372
Anaam International Holding Group Co. (b)	11,411	49,928
Arabian Cement Co.	54,055	339,564
Arabian Pipes Co.	45,466	77,585
Arabian Shield Cooperative Insurance Co. (b)	34,983	153,905
Armah Sports Co. (b)	3,895	89,262
Arriyadh Development Co.	61,388	577,789
ARTEX Industrial Investment Co. (b)	24,624	89,422
Ataa Educational Co.	18,500	325,557
Ayyan Investment Co. (b)	23,343	81,410
BAAN Holding Group Co. (b)	128,485	72,970
Basic Chemical Industries Ltd.	8,763	62,945
Batic Investments & Logistic Co. (b)	316,682	197,583
Bawan Co.	25,236	355,276
Bonyan REIT	32,924	79,973
Buruj Cooperative Insurance Co. (b)	32,990	158,331
City Cement Co.	73,851	342,623
Derayah REIT	61,676	91,597
East Pipes Integrated Co. for Industry	3,132	105,555
Eastern Province Cement Co.	34,090	283,227
Electrical Industries Co.	275,794	618,432
Etihad Atheeb Telecommunication Co.	7,438	202,683
Fawaz Abdulaziz Al Hokair & Co. (b)	40,545	266,156
First Milling Co.	5,869	84,972
Fitaihi Holding Group (b)	78,704	73,657
Gulf Insurance Group	12,151	85,985
Gulf Union Cooperative Insurance Co. (b)	25,563	101,284
Halwani Brothers Co. (b)	12,697	147,672
Jahez International Co. (b)	75,973	567,189
Jazan Development & Investment Co. (b)	61,179	178,293
Lumi Rental Co. (b)	11,869	195,100
Maharah Human Resources Co.	118,631	161,633
Malath Cooperative Insurance Co. (b)	14,311	53,115
Mediterranean & Gulf Cooperative Insurance & Reinsurance Co. (b)	30,295	162,036
Methanol Chemicals Co. (b)	20,021	69,984
Middle East Healthcare Co. (b)	27,968	423,938
Middle East Paper Co. (b)	32,672	252,456
Middle East Pharmaceutical Co.	3,964	130,319
Middle East Specialized Cables Co.	11,044	98,411
Modern Mills Co.	10,931	94,140
Najran Cement Co. (b)	94,622	207,888
Security Description	Shares	Value
Nama Chemicals Co. (b)	15,201	$116,809
Naqi Water Co. (b)	11,833	169,899
National Gypsum (b)	17,158	106,686
Nayifat Finance Co.	21,305	74,018
Northern Region Cement Co.	46,564	97,337
Perfect Presentation For Commercial Services Co. (b)	84,096	253,375
Qassim Cement Co.	43,932	597,981
Retal Urban Development Co.	118,806	497,968
Riyad REIT Fund	148,418	212,902
Riyadh Cement Co.	19,236	164,741
Saudi Advanced Industries Co.	22,536	161,637
Saudi Arabia Refineries Co. (b)	674	11,546
Saudi Arabian Amiantit Co. (b)	13,667	82,319
Saudi Automotive Services Co.	24,607	413,342
Saudi Cement Co.	13,235	139,672
Saudi Ceramic Co. (b)	31,098	248,585
Saudi Fisheries Co. (b)	1,341	36,613
Saudi Marketing Co. (b)	26,732	131,433
Saudi Paper Manufacturing Co.	12,777	219,054
Saudi Pharmaceutical Industries & Medical Appliances Corp. (b)	25,237	179,260
Saudi Public Transport Co. (b)	47,082	177,256
Saudi Reinsurance Co. (b)	21,503	292,402
Saudi Steel Pipe Co.	11,351	169,486
Saudi Vitrified Clay Pipe Co. Ltd. (b)	16,214	136,871
Scientific & Medical Equipment House Co.	11,216	113,281
Sedco Capital REIT Fund	79,250	147,914
Seera Group Holding (b)	48,450	327,866
Shams (b)	712,516	157,683
SHL Finance Co. (b)	26,075	117,079
Sinad Holding Co. (b)	65,797	194,031
Southern Province Cement Co.	30,672	234,875
Sumou Real Estate Co.	14,337	153,672
Sustained Infrastructure Holding Co.	40,843	358,064
Tabuk Cement Co.	32,301	95,770
Tanmiah Food Co.	5,564	144,125
Theeb Rent A Car Co.	17,952	321,178
Umm Al-Qura Cement Co. (b)	27,453	124,437
United Electronics Co.	27,390	644,492
United International Transportation Co.	25,851	499,030
United Wire Factories Co.	8,296	52,114
Wafrah for Industry & Development (b)	6,698	53,291
Walaa Cooperative Insurance Co. (b)	34,342	160,608
Yamama Cement Co.	69,600	632,069
Yanbu Cement Co.	56,066	303,762
Zahrat Al Waha For Trading Co.	5,123	35,925
Zamil Industrial Investment Co. (b)	22,270	261,860
		22,171,480

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
SINGAPORE — 0.3%
Geo Energy Resources Ltd.	562,500	$147,951
Guan Chong Bhd.	691,623	203,684
Riverstone Holdings Ltd. (a)	490,800	258,184
Yangzijiang Financial Holding Ltd.	2,095,100	1,217,268
		1,827,087
SOUTH AFRICA — 3.1%
Adcock Ingram Holdings Ltd. (a)	44,618	126,538
Advtech Ltd.	406,081	747,438
AECI Ltd. (a)	63,392	378,078
Afrimat Ltd. (a)	85,565	211,562
Astral Foods Ltd.	22,550	225,332
Attacq Ltd. REIT	386,646	305,901
AVI Ltd.	216,099	1,144,624
Barloworld Ltd.	98,525	625,981
Burstone Group Ltd. REIT	313,450	143,221
City Lodge Hotels Ltd. (a)	222,124	49,246
Coronation Fund Managers Ltd.	90,941	202,287
Curro Holdings Ltd.	363,333	184,209
DataTec Ltd.	143,864	528,139
Dis-Chem Pharmacies Ltd. (c)	289,203	525,639
DRDGOLD Ltd. (a)	377,891	504,599
Equites Property Fund Ltd. REIT	363,741	309,475
Fairvest Ltd. Class B, REIT	926,211	272,059
Famous Brands Ltd.	54,420	192,003
Fortress Real Estate Investments Ltd. Class B (a)	640,608	723,832
Grindrod Ltd. (a)	439,081	308,101
Hosken Consolidated Investments Ltd.	44,680	319,929
Hyprop Investments Ltd. REIT	244,044	587,202
JSE Ltd.	35,007	262,504
KAP Ltd. (b)	1,392,802	160,666
Life Healthcare Group Holdings Ltd.	952,708	765,544
Motus Holdings Ltd.	115,000	608,804
Netcare Ltd.	888,969	697,819
Ninety One Ltd.	97,486	237,801
Nutun Ltd. (a) (b)	221,317	16,937
Oceana Group Ltd. (a)	75,944	223,799
Omnia Holdings Ltd.	130,888	585,530
Pan African Resources PLC	977,132	609,771
Pick n Pay Stores Ltd. (a) (b)	172,281	259,809
PPC Ltd. (a)	875,338	254,653
PSG Financial Services Ltd. (a)	780,787	972,290
Raubex Group Ltd.	45,101	112,935
Redefine Properties Ltd. REIT	4,627,240	1,192,531
Resilient REIT Ltd. (a)	180,184	611,386
Reunert Ltd.	84,924	274,777
SA Corporate Real Estate Ltd. REIT	1,238,494	217,436
Sappi Ltd.	351,184	588,098
SPAR Group Ltd. (a) (b)	110,514	670,686
Stor-Age Property REIT Ltd. (a)	248,812	223,313
Sun International Ltd.	113,932	280,098
Super Group Ltd. (a)	256,766	228,429
Security Description	Shares	Value
Telkom SA SOC Ltd. (b)	255,113	$774,903
Thungela Resources Ltd.	102,318	488,179
Tsogo Sun Ltd.	219,411	94,697
Vukile Property Fund Ltd. REIT	586,006	647,298
We Buy Cars Holdings Ltd.	200,481	675,744
Wilson Bayly Holmes-Ovcon Ltd.	29,516	306,716
Zeda Ltd.	83,384	57,759
		21,716,307
TAIWAN — 24.5%
91APP, Inc.	75,000	215,151
Aaeon Technology, Inc.	32,542	132,565
Abico Avy Co. Ltd. (a)	136,000	149,445
Ability Enterprise Co. Ltd. (a)	129,000	237,139
Ability Opto-Electronics Technology Co. Ltd. (a)	61,070	262,368
AblePrint Technology Co. Ltd. (b)	2,772	106,754
AcBel Polytech, Inc. (a)	591,709	527,661
Ace Pillar Co. Ltd.	17,000	56,275
Acepodia, Inc. (b)	210,389	115,594
Acer E-Enabling Service Business, Inc.	15,000	124,007
ACES Electronic Co. Ltd. (b)	71,000	140,483
Acme Electronics Corp. (b)	74,221	50,180
Acter Group Corp. Ltd.	63,000	857,268
Action Electronics Co. Ltd. (a)	261,000	120,618
Actron Technology Corp. (a)	57,983	232,234
ADATA Technology Co. Ltd. (a) (b)	182,961	586,237
Addcn Technology Co. Ltd.	22,549	136,628
Adlink Technology, Inc.	108,000	225,893
Advanced Ceramic X Corp.	40,642	171,127
Advanced Echem Materials Co. Ltd. (a)	43,157	945,518
Advanced Energy Solution Holding Co. Ltd.	24,000	870,875
Advanced International Multitech Co. Ltd.	48,805	107,427
Advanced Lithium Electrochemistry Cayman Co. Ltd. (b)	43,285	39,044
Advanced Optoelectronic Technology, Inc. (a) (b)	128,000	65,945
Advanced Power Electronics Corp.	44,793	124,817
Advanced Wireless Semiconductor Co. (a)	89,426	238,473
Advancetek Enterprise Co. Ltd. (a)	178,042	438,218
AGV Products Corp.	248,000	89,566
AIC, Inc.	17,682	200,354
Alar Pharmaceuticals, Inc.	25,767	122,608
Alcor Micro Corp. (a)	54,837	217,756
Alexander Marine Co. Ltd.	6,763	44,335
ALI Corp. (b)	79,565	69,863
All Ring Tech Co. Ltd.	51,555	713,002
Allied Circuit Co. Ltd. (a)	25,613	105,216
Allied Supreme Corp. (a)	37,000	318,551
Allis Electric Co. Ltd. (a)	144,167	535,469
Alltek Technology Corp.	74,000	94,109
Alltop Technology Co. Ltd.	20,607	165,776

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Alpha Networks, Inc.	161,285	$157,354
Altek Corp.	214,011	288,283
Amazing Microelectronic Corp.	17,664	40,998
Ambassador Hotel	97,000	146,602
AMPACS Corp.	6,412	6,574
Ampak Technology, Inc.	36,000	103,766
AMPOC Far-East Co. Ltd.	48,000	158,729
AmTRAN Technology Co. Ltd.	354,227	169,765
Andes Technology Corp. (b)	17,089	172,575
Anpec Electronics Corp.	43,582	267,054
AP Memory Technology Corp.	84,324	863,100
Apac Opto Electronics, Inc. (a)	37,000	94,615
Apacer Technology, Inc. (a)	69,000	125,188
APAQ Technology Co. Ltd. (a)	25,000	95,851
Apex Biotechnology Corp.	65,000	63,749
Apex Dynamics, Inc.	8,000	221,827
Apex International Co. Ltd. (a) (b)	134,020	106,438
ARBOR Technology Corp.	79,000	109,797
Arcadyan Technology Corp.	114,318	784,635
Ardentec Corp.	267,083	693,033
Argosy Research, Inc.	44,368	242,253
Arizon RFID Technology Cayman Co. Ltd. (a)	24,000	126,523
Asia Optical Co., Inc.	146,540	687,251
Asia Polymer Corp. (a)	353,020	138,975
ASIX Electronics Corp.	30,703	86,711
ASROCK, Inc. (a)	34,801	326,423
Aten International Co. Ltd.	38,000	76,619
AURAS Technology Co. Ltd. (a)	46,227	1,014,361
Aurora Corp.	17,000	35,790
Aurotek Corp.	37,000	129,193
Avalue Technology, Inc.	31,000	106,651
Axiomtek Co. Ltd.	50,052	152,322
Azurewave Technologies, Inc. (a)	79,000	159,558
Bafang Yunji International Co. Ltd. (a)	29,661	179,213
Bank of Kaohsiung Co. Ltd.	264,401	109,518
Baotek Industrial Materials Ltd.	75,000	113,609
Basso Industry Corp.	46,800	59,277
BenQ Materials Corp.	97,822	78,862
BES Engineering Corp.	963,356	375,950
Billion Electric Co. Ltd.	93,000	96,782
Bin Chuan Enterprise Co. Ltd. (a)	84,000	150,390
Bionet Corp.	38,000	91,189
Biostar Microtech International Corp. (b)	128,251	81,661
Bioteque Corp.	26,729	107,970
Bonny Worldwide Ltd.	16,000	90,648
Brave C&H Supply Co. Ltd.	14,000	42,654
Brighton-Best International Taiwan, Inc.	266,227	308,952
Brillian Network & Automation Integrated System Co. Ltd.	22,813	187,818
Brogent Technologies, Inc.	35,136	113,183
Browave Corp. (a)	54,337	340,397
C Sun Manufacturing Ltd.	69,322	358,333
Security Description	Shares	Value
Capital Securities Corp.	1,483,771	$995,547
Career Technology MFG. Co. Ltd. (b)	184,196	87,331
Cashbox Partyworld Co. Ltd.	34,377	101,088
Castles Technology Co. Ltd.	56,700	119,370
Caswell, Inc.	45,166	138,844
Cathay Real Estate Development Co. Ltd.	459,332	305,833
CCP Contact Probes Co. Ltd.	107,060	98,770
Cenra, Inc.	43,000	53,286
Center Laboratories, Inc.	457,045	597,669
Central Reinsurance Co. Ltd. (a)	235,178	183,557
Century Iron & Steel Industrial Co. Ltd.	118,000	957,346
Century Wind Power Co. Ltd.	39,818	496,839
Champion Microelectronic Corp.	47,000	95,249
Chang Wah Electromaterials, Inc. (a)	254,190	330,659
Chang Wah Technology Co. Ltd. (a)	257,000	268,771
Channel Well Technology Co. Ltd.	128,937	357,521
Chant Sincere Co. Ltd.	44,000	67,780
Charoen Pokphand Enterprise	134,542	587,228
CHC Healthcare Group (a)	65,000	100,019
Chen Full International Co. Ltd.	41,000	62,878
Chenbro Micom Co. Ltd. (a)	43,000	716,863
Cheng Fwa Industrial Co. Ltd. (a) (b)	118,000	107,045
Cheng Loong Corp.	798,128	480,866
Cheng Mei Materials Technology Corp. (b)	468,047	217,104
Cheng Uei Precision Industry Co. Ltd. (a)	196,915	349,178
Chenming Electronic Technology Corp. (a)	81,000	366,014
Chia Chang Co. Ltd.	56,000	74,093
Chia Hsin Cement Corp.	400,424	200,815
Chicony Power Technology Co. Ltd. (a)	101,000	368,222
Chief Telecom, Inc.	19,800	274,172
Chieftek Precision Co. Ltd. (a)	58,267	166,551
China Bills Finance Corp.	400,394	204,227
China Electric Manufacturing Corp.	398,000	173,032
China General Plastics Corp.	111,557	37,463
China Glaze Co. Ltd.	167,000	89,183
China Man-Made Fiber Corp. (b)	1,245,828	259,299
China Metal Products	173,727	157,004
China Motor Corp. (a)	156,000	328,427
China Petrochemical Development Corp. (a) (b)	1,574,225	352,438
China Steel Chemical Corp. (a)	122,000	384,226
China Steel Structure Co. Ltd.	64,808	97,283
China Wire & Cable Co. Ltd.	116,000	152,882
Ching Feng Home Fashions Co. Ltd.	115,232	92,700
Chin-Poon Industrial Co. Ltd.	188,000	206,908

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Chip Hope Co. Ltd. (b)	46,000	$56,059
Chipbond Technology Corp.	370,000	676,366
ChipMOS Technologies, Inc.	330,875	305,254
CHO Pharma, Inc. (b)	36,921	50,746
Chong Hong Construction Co. Ltd.	144,275	419,806
Chung Hung Steel Corp.	601,000	293,176
Chung Hwa Pulp Corp. (b)	199,488	81,948
Chung Tai Resource Technology Corp.	13,816	38,073
Chunghwa Precision Test Tech Co. Ltd.	14,000	401,137
Cleanaway Co. Ltd. (a)	48,000	299,055
Clevo Co.	313,212	478,203
CMC Magnetics Corp.	803,267	220,258
CMSC, Inc. (b)	13,752	51,784
CoAsia Electronics Corp. (a) (b)	65,000	97,905
Comtrend Corp. (a) (b)	30,000	47,549
Concord International Securities Co. Ltd. (b)	283,050	129,355
Concord Securities Co. Ltd.	287,573	112,718
Continental Holdings Corp.	362,233	287,683
Contrel Technology Co. Ltd. (a) (b)	63,000	83,894
Coretronic Corp. (a)	187,652	351,382
Co-Tech Development Corp.	108,511	215,818
Crowell Development Corp.	92,000	97,946
CSBC Corp. Taiwan (b)	535,705	333,761
CTCI Corp.	434,000	387,022
CTI Traffic Industries Co. Ltd. (a)	24,000	101,876
Cub Elecparts, Inc. (b)	21,149	50,244
CviLux Corp.	65,000	104,469
Cyberlink Corp.	56,000	198,412
CyberPower Systems, Inc.	52,050	460,596
CyberTAN Technology, Inc. (a) (b)	217,000	179,026
DA CIN Construction Co. Ltd.	73,745	142,885
Dah San Electric Wire & Cable Co. Ltd.	49,000	85,379
Da-Li Development Co. Ltd.	192,974	320,060
Darfon Electronics Corp. (a)	138,000	158,965
Darwin Precisions Corp.	312,576	116,633
Daxin Materials Corp.	30,000	275,229
Delpha Construction Co. Ltd. (a)	345,000	365,526
Depo Auto Parts Ind Co. Ltd.	83,000	544,109
Diamond Biofund, Inc. (b)	96,000	67,205
Dimerco Data System Corp.	44,000	184,513
Dimerco Express Corp.	65,568	164,975
DingZing Advanced Materials, Inc.	23,000	86,215
D-Link Corp. (a)	427,390	249,452
D-Link India Ltd.	13,172	86,372
Drewloong Precision, Inc.	11,162	62,856
Dyaco International, Inc.	107,846	80,297
Dynamic Holding Co. Ltd. (a)	158,189	245,309
Dynapack International Technology Corp.	93,000	719,499
E&R Engineering Corp. (b)	61,393	177,378
Eastech Holding Ltd. (a)	33,000	92,972
Easywell Biomedical, Inc. (b)	36,000	61,988
Security Description	Shares	Value
eCloudvalley Digital Technology Co. Ltd.	36,000	$97,973
ECOVE Environment Corp.	14,000	143,777
Edimax Technology Co. Ltd. (a) (b)	94,000	57,921
Edom Technology Co. Ltd.	133,000	119,287
Egis Technology, Inc. (a) (b)	46,000	186,601
EirGenix, Inc. (a) (b)	149,977	315,233
Elan Microelectronics Corp. (a)	172,029	715,512
E-Lead Electronic Co. Ltd.	79,295	110,072
Elite Advanced Laser Corp. (a)	82,600	590,969
Elite Semiconductor Microelectronics Technology, Inc. (a)	170,674	319,006
Elitegroup Computer Systems Co. Ltd. (a)	241,147	151,480
Enlight Corp. (b)	66,000	63,827
Ennoconn Corp.	74,311	732,629
Ennostar, Inc.	472,000	571,984
Episil Technologies, Inc. (b)	81,501	99,044
Episil-Precision, Inc. (a)	119,347	133,393
Eris Technology Corp.	18,165	93,275
Eson Precision Ind Co. Ltd.	98,000	187,868
Eternal Materials Co. Ltd.	653,764	537,120
Etron Technology, Inc. (b)	261,356	251,407
Eurocharm Holdings Co. Ltd.	24,000	110,913
Ever Fortune AI Co. Ltd.	46,878	110,728
Ever Supreme Bio Technology Co. Ltd. (a)	69,885	372,009
Evergreen Aviation Technologies Corp.	71,922	258,517
Evergreen International Storage & Transport Corp.	216,214	250,542
EVERGREEN Steel Corp.	149,445	434,850
Everlight Chemical Industrial Corp. (a)	399,385	220,118
Everlight Electronics Co. Ltd.	251,000	603,184
Excelliance Mos Corp.	15,000	38,666
Excelsior Medical Co. Ltd.	41,395	119,883
EZconn Corp. (a)	37,784	600,157
Falcon Machine Tools Co. Ltd.	3,000	2,013
Far Eastern Department Stores Ltd.	556,490	409,576
Farglory F T Z Investment Holding Co. Ltd.	97,410	138,385
Favite, Inc. (b)	20,000	35,465
Federal Corp. (b)	154,806	107,313
Feedback Technology Corp.	36,442	137,849
Feng Hsin Steel Co. Ltd.	325,270	730,443
FIC Global, Inc. (a)	81,000	89,701
Firich Enterprises Co. Ltd.	125,516	110,211
First Copper Technology Co. Ltd. (a) (b)	76,756	89,994
First Hi-Tec Enterprise Co. Ltd.	52,000	424,552
First Steamship Co. Ltd. (b)	178,000	35,585
FIT Holding Co. Ltd.	121,533	195,954
Fitipower Integrated Technology, Inc. (b)	22,948	171,647

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Fittech Co. Ltd. (b)	30,477	$62,911
FLEXium Interconnect, Inc. (b)	191,011	367,480
Flytech Technology Co. Ltd.	71,000	290,446
FocalTech Systems Co. Ltd.	131,405	297,339
FOCI Fiber Optic Communications, Inc. (b)	58,598	548,629
Forcecon Tech Co. Ltd.	54,950	216,324
Foresee Pharmaceuticals Co. Ltd. (b)	77,339	169,440
Formosa Advanced Technologies Co. Ltd. (a)	63,000	60,170
Formosa International Hotels Corp.	41,562	272,461
Formosa Laboratories, Inc.	66,724	158,519
Formosa Oilseed Processing Co. Ltd.	28,350	31,735
Formosa Pharmaceuticals, Inc. (b)	67,666	85,474
Formosa Sumco Technology Corp.	31,000	83,305
Formosa Taffeta Co. Ltd.	656,000	350,322
Formosan Rubber Group, Inc.	233,449	198,590
Formosan Union Chemical	323,409	198,726
Forward Electronics Co. Ltd. (b)	75,000	50,964
Fositek Corp. (a)	33,052	918,740
Foxsemicon Integrated Technology, Inc.	59,050	601,375
FSP Technology, Inc. (a)	130,000	249,213
Fu Hua Innovation Co. Ltd.	240,786	276,131
Fulgent Sun International Holding Co. Ltd.	92,671	331,512
Fulltech Fiber Glass Corp. (b)	243,080	301,229
Fusheng Precision Co. Ltd.	70,364	715,395
Fwusow Industry Co. Ltd.	157,082	79,584
G Shank Enterprise Co. Ltd. (a)	80,590	196,151
G Tech Optoelectronics Corp. (b)	96,951	104,876
Gallant Micro Machining Co. Ltd. (a)	4,000	90,100
Gallant Precision Machining Co. Ltd. (a)	73,375	216,769
Gamania Digital Entertainment Co. Ltd. (a)	108,000	276,544
Gemtek Technology Corp. (a) (b)	307,234	275,556
General Interface Solution GIS Holding Ltd. (b)	48,416	66,628
Generalplus Technology, Inc.	54,000	74,589
Genesys Logic, Inc.	57,553	293,557
Genius Electronic Optical Co. Ltd. (a)	60,972	872,460
GeoVision, Inc. (a)	53,190	91,588
GFC Ltd.	40,000	154,731
Giantplus Technology Co. Ltd.	199,000	85,835
Gigasolar Materials Corp. (b)	35,000	78,119
Gigastorage Corp. (a) (b)	202,446	78,658
Global Brands Manufacture Ltd.	179,608	548,440
Global Lighting Technologies, Inc.	31,000	41,281
Global Mixed Mode Technology, Inc.	37,860	279,297
Global PMX Co. Ltd. (a)	40,412	170,159
Security Description	Shares	Value
Globaltek Fabrication Co. Ltd.	40,000	$81,747
Globe Union Industrial Corp. (a)	369,124	125,476
Gloria Material Technology Corp. (a)	373,909	443,515
GMI Technology, Inc. (a)	52,000	87,135
Gogoro, Inc. (a) (b)	46,146	13,152
Golden Biotechnology Corp. (b)	92,880	38,313
Golden Long Teng Development Co. Ltd. (a)	80,000	77,365
Goldsun Building Materials Co. Ltd. (a)	608,044	814,902
Gongwin Biopharm Holdings Co. Ltd. (b)	21,875	66,646
Gourmet Master Co. Ltd.	33,000	92,294
Grand Fortune Securities Co. Ltd.	322,000	121,252
Grand Pacific Petrochemical (a) (b)	1,021,280	325,836
Grand Process Technology Corp.	14,181	793,713
GrandTech CG Systems, Inc.	2,000	3,731
Grape King Bio Ltd.	81,000	347,991
Great Giant Fibre Garment Co. Ltd.	11,179	88,018
Great Tree Pharmacy Co. Ltd. (a)	48,854	251,695
Great Wall Enterprise Co. Ltd.	529,604	1,194,745
Greatek Electronics, Inc.	159,474	314,996
Green World FinTech Service Co. Ltd.	81,000	182,730
Group Up Industrial Co. Ltd.	31,000	230,813
GTM Holdings Corp. (b)	63,000	70,307
Gudeng Precision Industrial Co. Ltd. (a)	48,739	620,666
GUS Technology Co. Ltd. (b)	129,757	123,929
Hannstar Board Corp.	181,540	382,196
HannStar Display Corp. (b)	1,347,599	328,458
HannsTouch Holdings Co. (b)	608,987	126,334
Harvatek Corp.	93,969	50,504
HD Renewable Energy Co. Ltd.	50,382	405,305
Heran Co. Ltd.	2,000	5,436
Hey Song Corp.	130,000	177,787
Hi-Clearance, Inc.	5,000	23,792
Himax Technologies, Inc. ADR (a)	75,473	673,974
Hitron Technology, Inc.	53,000	40,822
Hiwin Mikrosystem Corp.	19,000	77,400
Hiyes International Co. Ltd.	42,370	147,944
Ho Tung Chemical Corp.	648,351	166,460
Hocheng Corp. (a)	174,000	89,645
Holdings-Key Electric Wire & Cable Co. Ltd. (a)	92,000	148,966
Holiday Entertainment Co. Ltd.	49,000	131,172
Holtek Semiconductor, Inc.	106,648	155,525
Holy Stone Enterprise Co. Ltd.	68,150	181,970
Hong Ho Precision Textile Co. Ltd.	52,000	43,879
Hong Pu Real Estate Development Co. Ltd.	174,000	178,396
Hong TAI Electric Industrial	127,559	165,278
Hota Industrial Manufacturing Co. Ltd. (a)	71,106	140,937

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Hotai Finance Co. Ltd.	47,000	$108,281
Hotron Precision Electronic Industrial Co. Ltd. (a) (b)	166,884	106,259
Hsin Kuang Steel Co. Ltd.	190,000	255,289
Hsin Yung Chien Co. Ltd.	26,547	81,698
HTC Corp. (a) (b)	239,515	323,458
Hu Lane Associate, Inc.	49,740	223,908
HUA ENG Wire & Cable Co. Ltd.	232,429	203,690
Hua Yu Lien Development Co. Ltd.	26,000	104,135
Huaku Development Co. Ltd. (b)	162,686	595,899
Huang Hsiang Construction Corp.	98,042	144,821
Hung Ching Development & Construction Co. Ltd.	98,000	91,418
Hung Sheng Construction Ltd.	164,000	140,915
Hwang Chang General Contractor Co. Ltd. (a)	105,822	292,702
Ibase Technology, Inc. (a)	93,817	191,090
IBF Financial Holdings Co. Ltd. (a)	1,801,876	829,633
IC Plus Corp. (b)	44,000	86,759
ICARES Medicus, Inc.	23,000	93,301
ICatch Technology, Inc. (b)	53,000	77,562
Ichia Technologies, Inc. (a)	184,709	256,400
I-Chiun Precision Industry Co. Ltd.	122,717	321,370
IEI Integration Corp.	59,000	157,336
In Win Development, Inc. (a) (b)	33,000	112,064
Infortrend Technology, Inc. (a)	109,000	83,209
Info-Tek Corp.	123,000	115,791
Ingentec Corp.	27,410	102,745
Innodisk Corp.	57,397	465,668
Inpaq Technology Co. Ltd. (a)	63,652	154,053
Insyde Software Corp. (a)	24,400	215,083
Intai Technology Corp.	24,000	88,320
Integrated Service Technology, Inc. (a)	48,083	180,237
International CSRC Investment Holdings Co. (b)	606,767	222,251
Iron Force Industrial Co. Ltd.	62,226	204,069
I-Sheng Electric Wire & Cable Co. Ltd.	38,000	67,774
ITE Technology, Inc. (a)	87,992	424,718
ITEQ Corp. (a)	148,640	443,701
J&V Energy Technology Co. Ltd.	33,000	185,266
Jarllytec Co. Ltd. (a)	30,000	122,210
Jean Co. Ltd. (a)	122,000	101,695
Jhu Jian Catering Co. Ltd.	33,312	54,110
Ji-Haw Industrial Co. Ltd. (b)	113,000	46,032
Jiin Yeeh Ding Enterprise Co. Ltd. (a)	59,848	123,744
Jiu Han System Technology Co. Ltd.	22,000	82,843
JMicron Technology Corp. (b)	31,235	27,106
Johnson Health Tech Co. Ltd.	70,121	416,472
Jong Shyn Shipbuilding Co. Ltd.	28,698	77,708
JPC connectivity, Inc. (a)	60,000	298,850
JPP Holding Co. Ltd. (a)	28,452	192,849
K Laser Technology, Inc.	124,885	70,753
Kaori Heat Treatment Co. Ltd.	56,000	492,674
Security Description	Shares	Value
Kedge Construction Co. Ltd.	13,260	$37,222
KEE TAI Properties Co. Ltd.	380,792	177,282
Kenda Rubber Industrial Co. Ltd.	487,180	362,733
Kenmec Mechanical Engineering Co. Ltd. (a)	134,498	294,669
Kerry TJ Logistics Co. Ltd.	121,000	140,211
Keystone Microtech Corp.	12,586	150,798
Kindom Development Co. Ltd.	187,327	323,199
King Polytechnic Engineering Co. Ltd.	65,000	110,143
Kingray Technology Co. Ltd. (b)	24,534	25,574
King's Town Bank Co. Ltd. (b)	549,000	988,546
King's Town Construction Co. Ltd. (a) (b)	56,000	86,266
Kinik Co.	76,869	843,370
Kinko Optical Co. Ltd. (a)	139,338	118,293
Kinpo Electronics	789,371	547,198
Kinsus Interconnect Technology Corp. (a)	179,000	512,882
KMC Kuei Meng International, Inc.	31,000	98,692
KS Terminals, Inc.	79,712	136,983
Kung Long Batteries Industrial Co. Ltd.	45,000	214,895
Kung Sing Engineering Corp. (b)	312,724	125,788
Kuo Toong International Co. Ltd. (a)	177,917	327,671
Kuo Yang Construction Co. Ltd.	318,662	218,172
Kwong Lung Enterprise Co. Ltd.	27,000	47,046
KYE Systems Corp. (a)	87,000	109,599
L&K Engineering Co. Ltd.	102,928	1,079,948
La Kaffa International Co. Ltd.	10,000	27,591
LandMark Optoelectronics Corp.	54,526	611,299
Lanner Electronics, Inc.	77,360	201,265
Laser Tek Taiwan Co. Ltd. (b)	54,000	78,656
Laster Tech Co. Ltd.	56,250	47,562
Leader Electronics, Inc. (b)	181,822	60,002
Leadtek Research, Inc. (b)	40,000	82,843
Leadtrend Technology Corp.	27,338	43,985
Lealea Enterprise Co. Ltd. (a) (b)	689,600	151,791
Lelon Electronics Corp. (a)	45,818	119,203
Li Peng Enterprise Co. Ltd. (b)	139,985	28,369
Lian HWA Food Corp.	93,657	450,459
Lin BioScience, Inc. (b)	58,139	271,668
Lingsen Precision Industries Ltd.	203,694	104,594
Lintes Technology Co. Ltd. (a)	39,646	161,505
Lion Travel Service Co. Ltd.	41,859	239,301
Liton Technology Corp. (a)	52,551	62,783
Locus Cell Co. Ltd. (b)	48,355	34,596
Long Da Construction & Development Corp.	134,846	138,253
Longchen Paper & Packaging Co. Ltd. (b)	265,972	81,125
Longwell Co. (a)	106,000	349,076
Lumax International Corp. Ltd.	75,689	253,920
Lumosa Therapeutics Co. Ltd. (b)	73,397	368,091
Lung Yen Life Service Corp. (b)	31,000	66,644
LuxNet Corp. (a)	68,109	419,678

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
M3 Technology, Inc.	12,000	$38,614
M31 Technology Corp. (a) (b)	18,553	333,436
Macauto Industrial Co. Ltd.	43,114	78,075
Machvision, Inc.	26,915	493,853
Macronix International Co. Ltd. (b)	984,000	715,802
Marketech International Corp. (a)	55,750	360,699
Materials Analysis Technology, Inc.	32,025	177,052
Mayer Steel Pipe Corp. (a)	93,955	76,066
Medigen Biotechnology Corp. (b)	78,000	80,638
Medigen Vaccine Biologics Corp. (b)	49,000	70,534
Mega Union Technology, Inc.	32,535	480,585
Mercuries & Associates Holding Ltd.	640,693	269,770
Mercuries Life Insurance Co. Ltd. (b)	2,705,376	461,207
Merdury Biopharmaceutical Corp. (b)	171,553	61,957
Merry Electronics Co. Ltd.	113,385	426,960
METAAGE Corp. (a)	60,000	105,368
Microbio Co. Ltd. (b)	311,961	245,622
Mildef Crete, Inc.	33,000	107,658
MIN AIK Technology Co. Ltd.	116,736	85,118
Mirle Automation Corp. (a)	138,718	280,646
Mitac Holdings Corp. (b)	561,544	1,278,333
Mobiletron Electronics Co. Ltd. (b)	37,000	37,238
MOSA Industrial Corp. (a) (b)	210,214	113,339
Mosel Vitelic, Inc. (a) (b)	59,289	44,651
Motech Industries, Inc.	119,400	71,938
MSSCORPS Co. Ltd. (a)	25,000	103,553
Mycenax Biotech, Inc. (b)	184,106	252,412
Nak Sealing Technologies Corp.	43,102	167,468
Namchow Holdings Co. Ltd.	62,215	87,001
Nan Juen International Co. Ltd. (a)	22,000	128,406
Nan Kang Rubber Tire Co. Ltd. (a)	336,204	418,931
Nan Pao Resins Chemical Co. Ltd.	38,000	389,600
Nantex Industry Co. Ltd.	232,504	189,031
Netronix, Inc. (a)	53,228	204,989
New Era Electronics Co. Ltd. (a)	36,000	91,442
Nexcom International Co. Ltd. (a)	79,000	220,947
Nichidenbo Corp. (b)	79,000	204,991
Niching Industrial Corp.	39,000	68,756
North-Star International Co. Ltd. (a)	148,605	255,373
Nova Technology Corp.	21,000	114,302
Nuvoton Technology Corp. (a)	91,810	227,231
O-Bank Co. Ltd.	758,970	239,809
OBI Pharma, Inc. (b)	131,908	147,658
Ocean Plastics Co. Ltd.	106,000	131,176
OK Biotech Co. Ltd.	145,000	81,901
Optimax Technology Corp.	89,656	80,565
Orient Semiconductor Electronics Ltd.	264,704	347,961
Oriental Union Chemical Corp.	369,500	149,890
Pacific Construction Co.	263,000	89,671
Pacific Hospital Supply Co. Ltd.	42,000	137,019
Security Description	Shares	Value
Pan German Universal Motors Ltd. (b)	8,000	$79,146
Pan Jit International, Inc.	210,000	359,441
Pan-International Industrial Corp. (a)	306,539	420,793
Panion & BF Biotech, Inc. (a)	53,785	133,118
Paragon Technologies Co. Ltd. (b)	109,000	58,955
PCL Technologies, Inc. (a)	56,795	175,759
P-Duke Technology Co. Ltd.	42,000	117,609
Pegavision Corp. (a)	35,271	358,602
PharmaEngine, Inc.	59,000	157,538
Pharmally International Holding Co. Ltd. (b) (d)	38,461	—
Pharmosa Biopharm, Inc. (b)	48,424	69,622
Phihong Technology Co. Ltd. (b)	221,847	159,862
Phoenix Pioneer Technology Co. Ltd. (b)	60,272	30,846
Phoenix Silicon International Corp.	84,082	392,893
Phoenix Tours International, Inc.	34,100	74,125
Phytohealth Corp. (b)	114,493	54,283
Pixart Imaging, Inc. (a)	91,060	715,400
Planet Technology Corp.	16,000	79,146
PlayNitride, Inc. (b)	38,645	257,968
Polaris Group (b)	116,487	153,923
Polytronics Technology Corp.	39,000	61,079
Posiflex Technology, Inc.	31,000	306,689
Power Wind Health Industry, Inc.	56,000	242,503
Poya International Co. Ltd. (b)	42,102	723,511
President Securities Corp.	601,604	464,404
Primax Electronics Ltd.	291,000	726,205
Prince Housing & Development Corp.	947,996	300,833
Progate Group Corp.	24,016	136,062
Promate Electronic Co. Ltd.	129,000	336,940
Prosperity Dielectrics Co. Ltd.	63,000	80,335
Quang Viet Enterprise Co. Ltd.	24,000	63,344
Quanta Storage, Inc.	139,000	422,063
Radium Life Tech Co. Ltd.	459,722	191,997
Raydium Semiconductor Corp. (a)	37,349	467,949
RDC Semiconductor Co. Ltd. (b)	40,199	225,682
Rechi Precision Co. Ltd.	152,000	126,701
Rexon Industrial Corp. Ltd.	105,000	97,049
Rich Development Co. Ltd.	494,710	147,167
RichWave Technology Corp. (b)	54,857	221,591
Ritek Corp. (b)	479,693	165,032
Ruentex Engineering & Construction Co. (a)	55,336	330,554
Run Long Construction Co. Ltd. (a)	250,430	258,471
Sampo Corp.	120,221	104,121
San Fang Chemical Industry Co. Ltd.	171,000	222,150
San Fu Chemical Co. Ltd. (a)	44,000	170,957
Sanyang Motor Co. Ltd. (a)	383,945	816,205
Savior Lifetec Corp.	152,500	99,450
SCI Pharmtech, Inc. (a)	43,157	95,586
Scientech Corp.	37,639	444,525

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
ScinoPharm Taiwan Ltd. (a)	169,000	$98,350
SciVision Biotech, Inc.	44,000	136,615
SDI Corp.	89,570	218,620
Sea Sonic Electronics Co. Ltd.	29,592	73,544
Senao Networks, Inc.	36,522	215,041
Senhwa Biosciences, Inc. (b)	97,000	119,540
Sensortek Technology Corp.	15,000	98,076
Sercomm Corp. (a)	176,000	572,368
Sesoda Corp. (a)	128,914	134,157
ShenMao Technology, Inc.	60,853	118,740
Shieh Yih Machinery Industry Co. Ltd.	91,000	81,773
Shih Her Technologies, Inc. (a)	33,000	179,618
Shih Wei Navigation Co. Ltd. (b)	19,605	10,134
Shihlin Paper Corp. (b)	129,558	248,809
Shin Ruenn Development Co. Ltd. (a)	49,000	100,811
Shin Zu Shing Co. Ltd. (a)	109,962	807,437
Shinfox Energy Co. Ltd. (a)	75,955	209,050
Shining Building Business Co. Ltd. (b)	281,127	88,827
Shinkong Insurance Co. Ltd.	174,841	586,554
Shinkong Synthetic Fibers Corp.	1,205,796	501,521
Shiny Brands Group Co. Ltd.	13,704	51,838
Shiny Chemical Industrial Co. Ltd.	106,520	443,043
ShunSin Technology Holding Ltd.	28,000	134,671
Shuttle, Inc. (a)	189,000	103,843
Sigurd Microelectronics Corp. (b)	279,144	757,775
Silicon Integrated Systems Corp.	252,662	418,624
Silicon Optronics, Inc. (b)	26,000	54,204
Sincere Navigation Corp. (b)	56,709	42,126
Sinew Pharma, Inc. (b)	22,388	38,243
Singatron Enterprise Co. Ltd.	114,000	86,636
Sinmag Equipment Corp.	26,271	126,804
Sinon Corp.	237,662	339,668
Sinphar Pharmaceutical Co. Ltd.	188,109	209,926
Sinyi Realty, Inc.	197,828	169,981
Sitronix Technology Corp. (a)	65,000	450,585
Siward Crystal Technology Co. Ltd.	68,000	47,138
Skytech, Inc./TW	15,000	110,913
Softstar Entertainment, Inc. (a) (b)	114,567	198,841
Soft-World International Corp.	60,848	217,671
Solar Applied Materials Technology Corp. (a)	343,736	638,945
Solomon Technology Corp. (a)	74,000	345,783
Solteam, Inc.	24,530	40,139
Sonix Technology Co. Ltd.	17,123	19,402
Southeast Cement Co. Ltd.	88,000	58,743
Speed Tech Corp.	28,000	38,580
Spirox Corp.	49,000	106,347
Sporton International, Inc. (a)	63,169	366,532
Sports Gear Co. Ltd.	42,000	153,122
Standard Chemical & Pharmaceutical Co. Ltd.	61,000	119,026
Standard Foods Corp.	236,000	264,583
Stark Technology, Inc.	60,000	319,389
Security Description	Shares	Value
S-Tech Corp. (a)	113,898	$97,280
Sumeeko Industries Co. Ltd.	31,000	81,289
Sun Yad Construction Co. Ltd. (a) (b)	235,876	109,815
SunMax Biotechnology Co. Ltd.	23,000	313,364
Sunonwealth Electric Machine Industry Co. Ltd.	143,000	491,972
Sunplus Innovation Technology, Inc. (a) (b)	19,000	87,481
Sunplus Technology Co. Ltd. (a) (b)	202,747	131,523
Sunrex Technology Corp.	59,000	90,685
Sunspring Metal Corp. (a)	105,000	87,344
Superalloy Industrial Co. Ltd.	64,000	115,898
Supreme Electronics Co. Ltd. (a)	268,398	412,998
Swancor Holding Co. Ltd.	53,000	127,184
Sweeten Real Estate Development Co. Ltd.	81,000	90,672
Symtek Automation Asia Co. Ltd. (a)	25,655	146,226
Syncmold Enterprise Corp.	60,932	145,801
SyneuRx International Taiwan Corp. (b) (d)	58,218	17,139
Synmosa Biopharma Corp. (a)	260,179	325,981
Syscom Computer Engineering Co. (a)	67,000	131,651
Sysgration	116,760	144,291
Systex Corp.	180,000	643,913
T3EX Global Holdings Corp.	81,518	201,200
Ta Liang Technology Co. Ltd. (a)	45,000	199,490
Ta Ya Electric Wire & Cable (a)	484,955	629,186
TA-I Technology Co. Ltd.	40,000	56,347
Tai Tung Communication Co. Ltd.	128,000	87,854
TaiDoc Technology Corp.	24,000	103,108
Taiflex Scientific Co. Ltd. (a)	166,501	260,478
Taigen Biopharmaceuticals Holdings Ltd. (b)	290,000	91,531
TaiMed Biologics, Inc. (b)	181,737	566,139
Taimide Tech, Inc.	67,000	143,349
Tainan Enterprises Co. Ltd.	83,000	75,721
Tainan Spinning Co. Ltd. (a)	956,105	436,944
TaiSol Electronics Co. Ltd. (b)	32,000	57,949
Taisun Enterprise Co. Ltd.	256,549	180,037
Taita Chemical Co. Ltd. (a)	264,243	91,362
TAI-TECH Advanced Electronics Co. Ltd.	40,474	131,625
Taiwan Cogeneration Corp.	333,669	510,007
Taiwan FamilyMart Co. Ltd.	19,000	133,661
Taiwan Fertilizer Co. Ltd. (a)	372,000	676,202
Taiwan Fire & Marine Insurance Co. Ltd.	64,000	69,122
Taiwan FU Hsing Industrial Co. Ltd.	90,000	142,647
Taiwan Glass Industry Corp. (a) (b)	786,000	430,508
Taiwan Hon Chuan Enterprise Co. Ltd.	190,514	1,030,440

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	52,629	$58,102
Taiwan Mask Corp.	99,778	98,029
Taiwan Navigation Co. Ltd.	58,000	55,494
Taiwan Paiho Ltd.	135,000	249,555
Taiwan PCB Techvest Co. Ltd.	142,000	148,747
Taiwan Puritic Corp.	13,205	177,878
Taiwan Sakura Corp.	72,283	211,564
Taiwan Semiconductor Co. Ltd.	138,000	226,992
Taiwan Shin Kong Security Co. Ltd.	148,470	211,178
Taiwan Speciality Chemicals Corp. (b)	66,442	525,404
Taiwan Surface Mounting Technology Corp. (a)	172,308	613,448
Taiwan TEA Corp. (a) (b)	414,616	218,578
Taiwan Union Technology Corp.	169,000	1,316,154
Taiwan-Asia Semiconductor Corp. (a)	251,900	181,949
Taiyen Biotech Co. Ltd.	42,979	48,332
TCI Co. Ltd.	33,672	140,627
Team Group, Inc. (a)	44,000	109,955
Tehmag Foods Corp.	11,000	120,687
Test Research, Inc. (a)	104,000	519,786
Thinking Electronic Industrial Co. Ltd.	48,573	220,318
Thunder Tiger Corp. (b)	96,104	196,077
Thye Ming Industrial Co. Ltd.	78,974	188,432
Tigerair Taiwan Co. Ltd. (a) (b)	57,146	169,216
Ton Yi Industrial Corp.	562,000	378,040
Tong Hsing Electronic Industries Ltd. (a)	122,084	447,179
Tong Yang Industry Co. Ltd. (a)	304,872	1,024,868
Tong-Tai Machine & Tool Co. Ltd.	60,000	52,581
Top Union Electronics Corp.	13,127	13,593
Topco Scientific Co. Ltd. (a) (b)	105,837	994,532
Topkey Corp.	47,033	301,886
Topoint Technology Co. Ltd.	43,000	67,270
TPK Holding Co. Ltd. (a) (b)	216,000	230,330
Transcend Information, Inc.	158,484	545,243
TrueLight Corp. (b)	84,000	99,781
TSC Auto ID Technology Co. Ltd.	15,732	104,478
TSEC Corp. (a)	237,701	121,243
TSRC Corp.	177,028	108,779
Ttet Union Corp.	13,584	70,682
TTFB Co. Ltd.	15,400	109,654
TTY Biopharm Co. Ltd.	121,436	314,274
Tung Ho Steel Enterprise Corp.	313,392	681,240
Tung Thih Electronic Co. Ltd.	51,122	98,877
TURVO International Co. Ltd. (a)	32,245	200,897
Twoway Communications, Inc. (b)	23,334	53,039
TXC Corp.	192,080	564,168
TYC Brother Industrial Co. Ltd. (a)	120,000	192,661
Tycoons Group Enterprise (b)	200,433	53,175
Tyntek Corp. (a)	294,667	161,395
UDE Corp.	62,000	205,450
Ultra Chip, Inc.	60,000	111,119
Security Description	Shares	Value
U-Ming Marine Transport Corp. (a)	270,000	$447,350
Union Bank of Taiwan	1,852,950	1,135,417
Uniplus Electronics Co. Ltd. (b)	115,903	77,568
Unitech Printed Circuit Board Corp. (a) (b)	401,620	336,837
United Alloy-Tech Co. (b)	103,000	161,136
United Orthopedic Corp.	60,000	209,503
United Renewable Energy Co. Ltd. (b)	218,952	48,794
Unity Opto Technology Co. Ltd. (b) (d)	771,307	—
Universal Cement Corp.	264,392	252,065
Universal Microwave Technology, Inc. (a)	31,963	391,714
Universal Vision Biotechnology Co. Ltd.	34,472	238,373
UPC Technology Corp.	659,632	172,744
UPI Semiconductor Corp.	29,069	201,509
Userjoy Technology Co. Ltd.	24,056	85,644
USI Corp.	643,590	204,234
Utechzone Co. Ltd.	48,244	145,003
Vactronics Technologies, Inc. (a)	60,000	122,415
Ventec International Group Co. Ltd.	32,000	78,324
VIA Labs, Inc.	24,000	81,419
Via Technologies, Inc. (a)	152,000	321,566
Viking Tech Corp.	62,313	66,234
Visco Vision, Inc.	24,000	150,349
Visual Photonics Epitaxy Co. Ltd. (a)	111,371	476,564
Vivotek, Inc.	6,000	22,388
Vizionfocus, Inc.	17,000	105,915
Wafer Works Corp.	357,047	264,008
Waffer Technology Corp. (a)	88,152	151,487
Wah Lee Industrial Corp. (a)	104,620	338,801
Walsin Technology Corp. (a)	212,000	590,018
Walton Advanced Engineering, Inc. (a)	201,184	92,631
Wave Power Technology, Inc.	14,000	86,266
Ways Technical Corp. Ltd. (b)	71,000	42,898
We & Win Development Co. Ltd. (a) (b)	183,000	72,669
We&Win Diversification Co. Ltd. (b)	87,000	60,905
Wei Chuan Foods Corp.	226,899	125,831
Weikeng Industrial Co. Ltd.	220,998	251,925
Weltrend Semiconductor	63,619	112,812
Wholetech System Hitech Ltd.	33,000	112,176
Win Semiconductors Corp.	238,000	706,374
Winmate, Inc.	24,000	110,092
Winstek Semiconductor Co. Ltd.	60,000	193,893
WinWay Technology Co. Ltd. (a)	18,000	797,960
Wisdom Marine Lines Co. Ltd.	276,000	512,091
Wiselink Co. Ltd.	101,275	450,697
WITS Corp. (a)	32,299	112,226
WNC Corp. (a)	239,344	995,491
Wonderful Hi-Tech Co. Ltd. (a)	168,000	227,742

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
World Gym Corp.	42,000	$112,146
Wowprime Corp.	47,066	399,574
WUS Printed Circuit Co. Ltd.	118,187	216,452
Xxentria Technology Materials Corp.	91,593	145,642
Yankey Engineering Co. Ltd. (a)	48,244	718,408
Yao Sheng Electronic Co. Ltd.	34,000	82,404
Yea Shin International Development Co. Ltd. (a)	183,495	182,163
Yem Chio Co. Ltd.	218,629	117,876
Yeong Guan Energy Technology Group Co. Ltd. (b)	54,599	44,764
YFY, Inc.	964,000	755,703
Yieh Phui Enterprise Co. Ltd. (a)	1,039,440	544,414
Young Fast Optoelectronics Co. Ltd.	42,000	75,914
Youngtek Electronics Corp.	56,000	116,363
Yulon Motor Co. Ltd.	226,000	260,335
Yulon Nissan Motor Co. Ltd.	25,000	51,605
YungShin Global Holding Corp.	191,000	389,035
Zeng Hsing Industrial Co. Ltd.	16,272	55,647
Zenitron Corp.	69,348	80,714
Zero One Technology Co. Ltd. (a)	84,000	306,244
Zhong Yang Technology Co. Ltd. (b)	63,000	99,421
ZillTek Technology Corp.	26,727	200,828
Zinwell Corp. (a) (b)	156,000	63,015
Zippy Technology Corp.	80,000	141,586
Zyxel Group Corp. (a)	224,647	208,790
		172,202,509
THAILAND — 2.3%
AAPICO Hitech PCL NVDR (a)	211,044	85,044
AEON Thana Sinsap Thailand PCL NVDR (a)	87,954	253,645
Amata Corp. PCL	298,600	128,593
AP Thailand PCL NVDR (a)	1,315,822	252,975
Aurora Design PCL NVDR	270,900	124,997
B Grimm Power PCL NVDR (a)	447,600	143,193
Bangchak Corp. PCL NVDR (a)	364,755	342,216
Bangchak Sriracha PCL NVDR (a)	500,200	67,086
Bangkok Airways PCL NVDR	690,609	259,174
Bangkok Chain Hospital PCL NVDR	851,962	335,452
Bangkok Commercial Asset Management PCL NVDR	165,000	36,036
Bangkok Life Assurance PCL NVDR (a)	195,352	92,542
Banpu PCL NVDR	1,296,600	160,336
Banpu Power PCL NVDR	574,671	119,323
BCPG PCL	400,200	70,170
Betagro PCL NVDR (a)	494,800	280,058
BTS Group Holdings PCL NVDR (a) (b)	3,723,100	412,294
Cal-Comp Electronics Thailand PCL NVDR	1,668,300	279,686
Central Plaza Hotel PCL NVDR	552,547	411,324
Security Description	Shares	Value
CH Karnchang PCL NVDR (a)	617,992	$214,813
Chularat Hospital PCL NVDR (a)	6,682,769	312,464
CK Power PCL NVDR (a)	1,520,024	103,801
Com7 PCL NVDR (a)	228,500	130,034
CPN Retail Growth Leasehold REIT	839,000	281,312
Dhipaya Group Holdings PCL NVDR	197,478	108,128
Ditto Thailand PCL NVDR (a)	385,281	112,590
Dohome PCL NVDR (a)	543,042	49,779
Dynasty Ceramic PCL NVDR	705,662	29,955
Eastern Polymer Group PCL NVDR	1,125,999	80,357
Electricity Generating PCL NVDR	58,000	180,198
Energy Absolute PCL NVDR (a) (b)	1,981,500	151,163
Erawan Group PCL NVDR (a)	1,984,500	129,416
Exotic Food PCL NVDR	124,700	59,456
Forth Corp. PCL NVDR (a)	517,168	118,519
Frasers Property Thailand Industrial Freehold & Leasehold REIT	1,207,770	336,227
GFPT PCL	256,900	69,542
Gunkul Engineering PCL NVDR (a)	5,329,803	244,285
Hana Microelectronics PCL NVDR (a)	401,636	240,917
Ichitan Group PCL NVDR (a)	626,709	194,709
IMPACT Growth Real Estate Investment Trust	324,400	95,298
Inter Far East Energy Corp. (b) (d)	283,900	—
International Engineering PCL (b) (d)	159,640	—
IRPC PCL NVDR (a)	6,692,000	156,448
I-TAIL Corp. PCL NVDR (a)	497,700	177,593
Jasmine International PCL NVDR (a) (b)	3,178,669	128,090
Jasmine Technology Solution PCL NVDR (a) (b)	159,896	167,231
Jaymart Group Holdings PCL NVDR	681,100	130,946
JMT Network Services PCL NVDR	447,900	122,623
Karmarts PCL NVDR	340,100	78,464
KCE Electronics PCL NVDR (a)	368,800	206,472
KGI Securities Thailand PCL NVDR	818,907	89,174
Kiatnakin Phatra Bank PCL NVDR	281,835	392,295
Land & Houses PCL NVDR	861,700	90,653
Major Cineplex Group PCL NVDR	362,600	94,808
MBK PCL NVDR	339,300	177,432
MC Group PCL NVDR	240,400	70,991
Mega Lifesciences PCL NVDR	384,700	304,719
MK Restaurants Group PCL NVDR	254,959	115,289
One Enterprise Public Co. Ltd.	1,972,900	121,377
Osotspa PCL NVDR (a)	513,500	236,936
Plan B Media PCL NVDR (a)	1,144,900	173,274

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Polyplex Thailand PCL	244,600	$74,865
Precious Shipping PCL	407,518	72,707
Prima Marine PCL NVDR	1,120,036	194,662
PTG Energy PCL NVDR	1,170,199	205,180
Quality Houses PCL NVDR	949,600	37,390
R&B Food Supply PCL NVDR	112,900	11,044
Ratch Group PCL NVDR (a)	147,200	109,578
Regional Container Lines PCL	40,300	31,921
Rojana Industrial Park PCL NVDR	756,254	101,427
Samart Corp. PCL (b)	258,400	49,679
Sansiri PCL NVDR	2,102,800	82,796
Sappe PCL	43,400	38,048
SC Asset Corp. PCL NVDR (a)	2,621,700	129,034
SCGJWD Logistics PCL NVDR (a)	397,171	96,517
Singer Thailand PCL NVDR (a) (b)	507,978	69,066
SISB PCL (a)	172,300	76,852
SKY ICT PCL NVDR (a) (b)	291,500	107,602
SPCG PCL NVDR (a)	355,921	84,303
Sri Trang Agro-Industry PCL NVDR (a)	632,578	231,559
Sri Trang Gloves Thailand PCL NVDR	637,099	118,567
Srinanaporn Marketing PCL NVDR (a)	250,000	67,674
Srisawad Corp. PCL NVDR	535,611	265,262
Star Petroleum Refining PCL NVDR (a)	1,463,601	227,360
Stecon Group PCL NVDR (b)	314,300	58,009
Supalai PCL NVDR	643,736	287,128
SVI PCL	667,240	120,071
Synnex Thailand PCL	24,899	8,348
Taokaenoi Food & Marketing PCL NVDR (a)	812,100	129,901
Thai Vegetable Oil PCL NVDR	376,099	246,423
Thaicom PCL NVDR (b)	561,479	127,810
Thaifoods Group PCL NVDR (a)	1,651,498	230,639
Thanachart Capital PCL NVDR	410,700	577,984
Thonburi Healthcare Group PCL NVDR (b)	246,944	59,630
Thoresen Thai Agencies PCL	688,317	80,882
TIDLOR Holdings PCL NVDR	956,880	444,462
Tipco Asphalt PCL NVDR	548,297	229,379
TOA Paint Thailand PCL NVDR (a)	253,843	85,893
TQM Alpha PCL NVDR (a)	122,200	55,257
TTW PCL NVDR	1,218,660	324,264
VGI PCL NVDR (a) (b)	2,269,700	146,618
Vibhavadi Medical Center PCL NVDR	2,663,900	113,902
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust Class F, REIT	938,023	259,690
WHA Utilities & Power PCL NVDR	1,479,950	146,589
		16,347,894
TURKEY — 2.6%
1000 Yatirimlar Holding AS (b)	8,234	42,191
Security Description	Shares	Value
Adel Kalemcilik Ticaret ve Sanayi AS	67,737	$51,407
Agesa Hayat ve Emeklilik AS	26,215	104,021
Agrotech Yueksek Teknoloji VE Yatirim AS (b)	200,421	36,062
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	365,856	256,141
Akcansa Cimento AS	21,702	72,425
Akfen Yenilenebilir Enerji AS (b)	220,952	88,340
AKIS Gayrimenkul Yatirimi AS REIT	790,194	128,874
Aksa Akrilik Kimya Sanayii AS (a)	1,417,420	326,986
Aksa Enerji Uretim AS (b)	174,219	145,965
Alarko Holding AS (a)	123,787	257,880
Albaraka Turk Katilim Bankasi AS	812,014	166,919
Alfa Solar Enerji Sanayi VE Ticaret AS	55,789	58,013
Altinay Savunma Teknolojileri AS (b)	14,460	29,760
Anadolu Anonim Turk Sigorta Sirketi	99,769	233,167
Anadolu Hayat Emeklilik AS	32,245	64,257
ARD Grup Bilisim Teknolojileri AS	84,974	57,954
Avrupakent Gayrimenkul Yatirim Ortakligi AS REIT	69,388	111,684
Aydem Yenilenebilir Enerji AS	128,976	55,391
Aygaz AS	35,555	114,366
Baticim Bati Anadolu Cimento Sanayii AS (b)	1,970,213	226,760
BatiSoke Soke Cimento Sanayii TAS (b)	45,693	16,604
Bera Holding AS (b)	447,592	164,894
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (b)	426,140	21,203
Besler Gida Ve Kimya Sanayi Ve Ticaret AS (b)	177,485	60,257
Biotrend Cevre VE Enerji Yatirimlari AS (b)	155,997	87,968
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (a) (b)	17,344	140,780
Borusan Yatirim ve Pazarlama AS	2,591	117,721
Bosch Fren Sistemleri Sanayi ve Ticaret AS (b)	17,228	66,845
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	72,947	131,894
Bursa Cimento Fabrikasi AS	426,631	73,225
Can2 Termik AS (b)	1,470,150	57,264
Celebi Hava Servisi AS	1,732	70,162
Cemas Dokum Sanayi AS (b)	1	—
Cimsa Cimento Sanayi VE Ticaret AS (a)	288,621	348,143
CVK Maden Isletmeleri Sanayi VE Ticaret AS (b)	215,092	65,079
CW Enerji Muhendislik Ticaret VE Sanayi AS	134,309	48,838
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR (a) (b)	132,959	358,989

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Dogan Sirketler Grubu Holding AS (a)	764,815	$299,249
Dogus Otomotiv Servis ve Ticaret AS	19,627	85,919
Eczacibasi Yatirim Holding Ortakligi AS	16,037	70,083
EGE Endustri VE Ticaret AS	837	149,128
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	160,607	176,293
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (a)	742,610	335,909
Enerya Enerji AS	1,710,064	291,790
Erbosan Erciyas Boru Sanayii ve Ticaret AS	16,849	60,886
Escar Turizm Tasimacilik Ticaret AS	76,522	129,705
Europen Endustri Insaat Sanayi VE Ticaret AS (b)	456,875	63,146
Fenerbahce Futbol AS (b)	82,218	23,864
Galata Wind Enerji AS	115,722	65,780
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS (b)	1,859,474	76,634
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	43,175	166,001
Global Yatirim Holding AS	608,442	124,308
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	7,720	63,439
Gubre Fabrikalari TAS (b)	29,460	169,016
Hektas Ticaret TAS (a) (b)	355,546	29,127
IC Enterra Yenilenebilir Enerji AS (b)	391,608	119,667
Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret AS (b)	—	—
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	560,323	90,539
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS (a) (b)	95,422	143,756
Is Finansal Kiralama AS (b)	200,931	64,632
Is Gayrimenkul Yatirim Ortakligi AS REIT (b)	454,521	201,027
Is Yatirim Menkul Degerler AS	147,002	134,835
Isiklar Enerji ve Yapi Holding AS (b)	395,246	139,054
Izdemir Enerji Elektrik Uretim AS (b)	894,750	141,205
Izmir Demir Celik Sanayi AS (b)	274,894	36,474
Jantsa Jant Sanayi Ve Ticaret AS	121,669	59,285
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	121,283	82,718
Kaleseramik Canakkale Kalebodur Seramik Sanayi AS (b)	78,453	57,055
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (a) (b)	682,449	413,652
Karsan Otomotiv Sanayii Ve Ticaret AS (b)	313,031	72,764
Security Description	Shares	Value
Kayseri Seker Fabrikasi AS (b)	134,692	$60,926
Kiler Holding AS (b)	151,634	267,118
Kizilbuk Gayrimenkul Yatirim Ortakligi AS REIT (b)	256,848	71,968
Kocaer Celik Sanayi Ve Ticaret AS	363,910	126,566
Kontrolmatik Enerji Ve Muhendislik AS (a)	108,754	55,588
Konya Cimento Sanayii AS (b)	502	61,814
Kordsa Teknik Tekstil AS (a) (b)	59,615	83,295
Koza Anadolu Metal Madencilik Isletmeleri AS (a) (b)	135,413	286,183
Kuyumcukent Gayrimenkul Yatirimlari AS REIT (b)	243,677	393,131
LDR Turizm AS	38,843	246,225
Lila Kagit Sanayi ve Ticaret AS	140,633	86,867
Limak Dogu Anadolu Cimento Sanayi VE Ticaret AS	135,161	90,824
Link Bilgisayar Sistemleri Yazilimi Ve Donanimi Sanayi Ve Ticaret AS (b)	4,915	81,580
Logo Yazilim Sanayi Ve Ticaret AS	74,946	299,456
Lydia Holding AS (b)	27,408	62,332
Lydia Yesil Enerji Kaynaklari Anonimsirketi (b)	280	86,547
Margun Enerji Uretim Sanayi VE Ticaret AS (b)	157,099	129,332
Mavi Giyim Sanayi Ve Ticaret AS Class B (c)	457,848	442,505
Mega Metal Sanayi VE Ticaret AS (b)	86,787	57,359
MIA Teknoloji AS (a) (b)	193,118	139,669
Mogan Enerji Yatirim Holding AS (b)	292,963	64,713
NET Holding AS (b)	86,288	98,011
Nuh Cimento Sanayi AS	53,698	290,529
OBA Makarnacilik Sanayi VE Ticaret AS	89,283	109,311
ODAS Elektrik Uretim ve Sanayi Ticaret AS (a) (b)	344,273	43,517
Odine Solutions Teknoloji Ticaret VE Sanayi AS (b)	36,047	100,459
Otokar Otomotiv Ve Savunma Sanayi AS (b)	26,623	274,135
Ozak Gayrimenkul Yatirim Ortakligi REIT (b)	329,439	101,911
Parsan Makina Parcalari Sanayii AS (b)	36,758	74,821
Pasifik Gayrimenkul Yatirim Ortakligi REIT	221,212	11,674
Petkim Petrokimya Holding AS (a) (b)	856,862	370,578
Politeknik Metal Sanayi ve Ticaret AS (b)	523	81,650
Ral Yatirim Holding AS (b)	56,446	138,159
Reysas Gayrimenkul Yatirim Ortakligi AS REIT (b)	320,748	159,997
Reysas Tasimacilik ve Lojistik Ticaret AS (b)	742,781	288,575

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Ronesans Gayrimenkul Yatirim AS (b)	30,631	$105,071
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	484,973	219,492
SDT Uzay VE Savunma Teknolojileri AS	8,806	40,010
Sekerbank Turk AS	1,261,855	208,969
Selcuk Ecza Deposu Ticaret ve Sanayi AS	116,394	264,415
Servet Gayrimenkul Yatirim Ortakligi AS REIT (b)	708,187	48,229
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT (b)	763,403	83,259
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (b)	89,140	61,602
Sok Marketler Ticaret AS	188,841	165,144
Suwen Tekstil Sanayi Pazarlama AS	247,580	86,978
TAB Gida Sanayi Ve Ticaret AS Class A	16,116	71,683
Tekfen Holding AS	167,131	456,955
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	70,535	118,493
Tukas Gida Sanayi ve Ticaret AS (b)	1,168,284	79,562
Tumosan Motor ve Traktor Sanayi AS (b)	23,833	63,785
Turkiye Sigorta AS	982,360	206,132
Turkiye Sinai Kalkinma Bankasi AS (b)	901,492	282,725
Ulker Biskuvi Sanayi AS (a)	100,022	265,428
Usak Seramik Sanayii AS (b)	910,730	115,119
Verusa Holding AS	10,103	73,754
Vestel Beyaz Esya Sanayi ve Ticaret AS	263,485	62,307
Vestel Elektronik Sanayi ve Ticaret AS (b)	84,344	72,743
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (b)	104,771	68,770
Yayla Agro Gida Sanayi VE Nakliyat AS (b)	285,090	71,642
Yeni Gimat Gayrimenkul Ortakligi AS REIT	103,412	214,914
YEO Teknoloji Enerji VE Endustri AS (b)	70,323	63,761
Ziraat Gayrimenkul Yatirim Ortakligi AS REIT	615,366	376,084
Zorlu Enerji Elektrik Uretim AS (a) (b)	796,328	60,835
		17,940,555
UNITED ARAB EMIRATES — 1.0%
Agthia Group PJSC	198,839	236,040
Ajman Bank PJSC	583,815	233,663
AL Seer Marine Supplies & Equipment Co. LLC (b)	121,390	113,364
Al Waha Capital PJSC	846,570	354,961
Security Description	Shares	Value
Amanat Holdings PJSC	1,139,881	$347,596
Amlak Finance PJSC (b)	519,527	231,979
Apex Investment Co. PSC (b)	286,748	303,701
Arabtec Holding PJSC (b) (d)	483,581	—
Aramex PJSC (b)	417,612	317,230
Bank of Sharjah (b)	388,918	101,972
Dana Gas PJSC	3,769,154	756,324
Deyaar Development PJSC	1,085,605	292,620
Dubai Taxi Co. PJSC	209,231	142,417
E7 Group PJSC	367,419	112,041
Eshraq Investments PJSC (b)	1,526,193	189,899
Ghitha Holding PJSC (b)	19,889	162,671
Gulf Marine Services PLC (b)	427,676	114,986
Gulf Navigation Holding PJSC (b)	248,907	385,608
Investcorp Capital PLC	151,705	69,804
Manazel PJSC (b)	1,099,894	102,717
Orascom Construction PLC	21,968	146,749
RAK Properties PJSC (b)	857,048	336,019
Ras Al Khaimah Ceramics PJSC	331,912	223,211
Space42 PLC (b)	734,451	367,940
Spinneys 1961 Holding PLC	313,742	127,279
Taaleem Holdings PJSC	243,680	276,001
Union Properties PJSC (b)	1,692,514	336,858
Yalla Group Ltd. ADR (b)	40,440	272,566
		6,656,216
UNITED STATES — 0.2%
Belite Bio, Inc. ADR (a) (b)	7,668	442,443
Bit Digital, Inc. (a) (b)	94,615	207,207
CBAK Energy Technology, Inc. (b)	13,718	16,187
JS Global Lifestyle Co. Ltd. (a) (b) (c)	1,276,500	321,971
Seanergy Maritime Holdings Corp.	11,767	74,250
		1,062,058
TOTAL COMMON STOCKS (Cost $580,170,848)		693,268,013
PREFERRED STOCKS — 0.0% *
BRAZIL — 0.0% *
Track & Field Co. SA Preference Shares 1.59% (Cost $99,790)	41,460	113,490
RIGHTS — 0.0% *
INDIA — 0.0% *
Ethos Ltd. (expiring 07/02/25) (b)	670	6,200
Infibeam Avenues Ltd. (expiring 07/11/25) (b)	244,425	18,668
		24,868
MALAYSIA — 0.0% *
Alliance Bank Malaysia Bhd. (expiring 07/02/25) (b)	93,164	21,684

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
TURKEY — 0.0% *
Fenerbahce Futbol AS (expiring 07/14/25) (b)	82,218	$87,562
TOTAL RIGHTS (Cost $97,465)		134,114
WARRANTS — 0.0% *
BRAZIL — 0.0% *
Orizon Valorizacao de Residuos SA (expiring 12/31/45) (b)	8,030	1,383
MALAYSIA — 0.0% *
Aurelius Technologies Bhd. (expiring 06/18/30) (b)	142,700	8,981
Eco World Development Group Bhd. (expiring 04/12/29) (b)	49,240	8,947
		17,928
SINGAPORE — 0.0% *
Guan Chong Bhd. (expiring 06/19/28) 1.60% (b)	74,102	3,872
THAILAND — 0.0% *
Jasmine International PCL (expiring 10/10/31) NVDR (b)	1,615,734	19,881
Kiatnakin Phatra Bank PCL (expiring 03/17/26) NVDR (b)	27,203	510
		20,391
TOTAL WARRANTS (Cost $0)		43,574
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (f) (g)	5,073,803	5,073,803
State Street Navigator Securities Lending Portfolio II (h) (i)	16,612,654	16,612,654
TOTAL SHORT-TERM INVESTMENTS (Cost $21,686,457)		21,686,457
TOTAL INVESTMENTS — 101.9% (Cost $602,054,560)		715,245,648
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(13,261,929)
NET ASSETS — 100.0%		$701,983,719

(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.2% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the securities is $288,593, representing less than 0.05% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
CMSC	Collaterlized Mortgage Securities Corporation
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	190	09/19/2025	$11,497,145	$11,718,250	$221,105
See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$690,108,255	$2,871,165	$288,593	$693,268,013
Preferred Stocks	113,490	—	—	113,490
Rights	93,762	40,352	—	134,114
Warrants	42,191	1,383	—	43,574
Short-Term Investments	21,686,457	—	—	21,686,457
TOTAL INVESTMENTS	$712,044,155	$2,912,900	$288,593	$715,245,648
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$221,105	$—	$—	$221,105
TOTAL OTHER FINANCIAL INSTRUMENTS:	$221,105	$—	$—	$221,105

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,862,098	$1,862,098	$46,687,846	$43,476,141	$—	$—	5,073,803	$5,073,803	$90,249
State Street Navigator Securities Lending Portfolio II	15,145,971	15,145,971	62,492,658	61,025,975	—	—	16,612,654	16,612,654	431,846
Total		$17,008,069	$109,180,504	$104,502,116	$—	$—		$21,686,457	$522,095
See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 2.6%
Centuria Industrial REIT	394,896	$807,441
Charter Hall Long Wale REIT	490,989	1,312,820
Charter Hall Retail REIT	381,553	960,195
Dexus REIT	799,463	3,484,122
GPT Group REIT	1,424,798	4,519,309
National Storage REIT	1,053,381	1,587,767
Region Group REIT	886,194	1,277,688
Scentre Group REIT	3,878,798	9,049,415
Vicinity Ltd. REIT	2,884,938	4,669,892
Waypoint REIT Ltd.	494,586	797,352
		28,466,001
AUSTRIA — 0.1%
CA Immobilien Anlagen AG	32,851	935,517
BELGIUM — 0.8%
Aedifica SA REIT	35,307	2,737,449
Cofinimmo SA REIT	28,278	2,562,586
Warehouses De Pauw CVA REIT	132,563	3,221,106
		8,521,141
BRAZIL — 0.2%
Allos SA	282,902	1,177,668
Iguatemi SA	91,150	387,290
Multiplan Empreendimentos Imobiliarios SA	202,100	1,007,565
		2,572,523
CANADA — 0.8%
Boardwalk Real Estate Investment Trust	17,660	905,843
Canadian Apartment Properties REIT	58,107	1,891,192
Dream Industrial Real Estate Investment Trust	104,548	903,350
First Capital Real Estate Investment Trust	79,335	1,055,281
Granite Real Estate Investment Trust	22,742	1,153,017
H&R Real Estate Investment Trust	99,047	775,245
RioCan Real Estate Investment Trust	109,943	1,426,963
SmartCentres Real Estate Investment Trust	52,624	986,917
		9,097,808
FINLAND — 0.2%
Kojamo OYJ (a) (b)	135,499	1,749,610
FRANCE — 1.9%
Covivio SA REIT	39,763	2,499,488
Gecina SA REIT	38,806	4,250,039
Klepierre SA REIT	164,402	6,453,358
Unibail-Rodamco-Westfield REIT (a)	76,451	7,281,663
		20,484,548
Security Description	Shares	Value
GERMANY — 0.7%
Aroundtown SA (a)	656,493	$2,398,182
LEG Immobilien SE	55,392	4,899,398
		7,297,580
HONG KONG — 1.5%
Hang Lung Properties Ltd.	1,342,135	1,280,585
Link REIT	1,923,388	10,266,237
Swire Properties Ltd.	769,800	1,922,048
Wharf Real Estate Investment Co. Ltd.	1,152,000	3,257,885
		16,726,755
ISRAEL — 0.2%
Azrieli Group Ltd.	27,404	2,520,273
JAPAN — 8.5%
Activia Properties, Inc. REIT	1,581	1,342,994
Advance Residence Investment Corp. REIT	2,156	2,232,944
AEON REIT Investment Corp.	1,329	1,166,653
Comforia Residential REIT, Inc.	532	1,055,934
Daiwa House REIT Investment Corp.	1,706	2,875,911
Daiwa Office Investment Corp. REIT	510	1,128,076
Daiwa Securities Living Investments Corp. REIT	1,823	1,206,541
Frontier Real Estate Investment Corp. REIT	1,949	1,107,777
Global One Real Estate Investment Corp. REIT	746	705,484
GLP J-Reit	3,566	3,201,981
Hoshino Resorts REIT, Inc.	430	717,436
Hulic Co. Ltd.	485,500	4,882,057
Hulic Reit, Inc.	928	1,002,236
Industrial & Infrastructure Fund Investment Corp. REIT	1,875	1,577,157
Invincible Investment Corp. REIT	5,675	2,435,875
Japan Excellent, Inc. REIT	882	815,168
Japan Hotel REIT Investment Corp.	3,774	1,988,310
Japan Logistics Fund, Inc. REIT	2,094	1,355,457
Japan Metropolitan Fund Invest REIT	5,347	3,775,790
Japan Prime Realty Investment Corp. REIT	2,948	1,889,888
Japan Real Estate Investment Corp. REIT	5,290	4,317,844
KDX Realty Investment Corp. REIT	3,002	3,244,226
LaSalle Logiport REIT	1,338	1,288,489
Leopalace21 Corp.	138,000	594,247
Mitsubishi Estate Logistics REIT Investment Corp.	1,128	929,295
Mitsui Fudosan Co. Ltd.	2,073,300	20,023,217
Mitsui Fudosan Logistics Park, Inc. REIT (b)	2,385	1,725,449
Mori Hills REIT Investment Corp.	1,232	1,141,207

See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Mori Trust Reit, Inc. (b)	1,872	$894,237
Nippon Accommodations Fund, Inc. REIT	1,877	1,529,460
Nippon Building Fund, Inc. REIT	6,329	5,823,145
Nippon Prologis REIT, Inc.	5,378	2,963,680
NIPPON REIT Investment Corp.	1,299	794,985
Nomura Real Estate Master Fund, Inc. REIT	3,209	3,270,205
NTT UD REIT Investment Corp.	1,083	959,701
Orix JREIT, Inc.	2,050	2,665,305
Sekisui House Reit, Inc.	3,244	1,704,591
Tokyu REIT, Inc.	690	930,541
United Urban Investment Corp. REIT	2,272	2,439,594
		93,703,087
MEXICO — 0.7%
Corp. Inmobiliaria Vesta SAB de CV (b)	668,780	1,825,587
Fibra Uno Administracion SA de CV REIT	2,082,876	2,857,725
Prologis Property Mexico SA de CV REIT	756,650	2,840,441
		7,523,753
ROMANIA — 0.3%
NEPI Rockcastle NV	449,981	3,417,032
SAUDI ARABIA — 0.1%
Arabian Centres Co. (c)	170,529	882,541
SINGAPORE — 3.0%
CapitaLand Ascendas REIT	2,619,591	5,512,114
CapitaLand Ascott Trust REIT	1,894,293	1,316,256
CapitaLand Integrated Commercial Trust REIT	4,192,317	7,142,722
CapitaLand Investment Ltd. (b)	1,701,417	3,540,027
Frasers Centrepoint Trust REIT	1,019,477	1,824,997
Frasers Logistics & Commercial Trust REIT (b)	2,188,800	1,469,339
Keppel DC REIT	1,361,135	2,490,044
Keppel REIT (b)	1,831,612	1,272,702
Mapletree Industrial Trust REIT (b)	1,544,832	2,474,351
Mapletree Logistics Trust REIT (b)	2,567,563	2,378,773
Mapletree Pan Asia Commercial Trust REIT (b)	1,732,731	1,714,161
Suntec Real Estate Investment Trust	1,657,395	1,470,464
		32,605,950
SOUTH AFRICA — 0.2%
Growthpoint Properties Ltd. REIT	2,546,940	1,919,028
SPAIN — 0.5%
Inmobiliaria Colonial Socimi SA REIT	256,734	1,811,216
Merlin Properties Socimi SA REIT	293,328	3,832,314
		5,643,530
Security Description	Shares	Value
SWEDEN — 1.5%
Castellum AB	314,986	$4,099,934
Fabege AB (b)	180,456	1,602,829
Fastighets AB Balder Class B (a) (b)	534,114	3,937,594
Sagax AB Class B	163,358	3,702,397
Samhallsbyggnadsbolaget i Norden AB (a) (b)	967,712	574,917
Wihlborgs Fastigheter AB	198,352	2,129,125
		16,046,796
SWITZERLAND — 1.4%
PSP Swiss Property AG	34,135	6,265,230
Swiss Prime Site AG	59,744	8,916,567
		15,181,797
THAILAND — 0.1%
Central Pattana PCL NVDR	996,000	1,417,003
TURKEY — 0.0% *
Is Gayrimenkul Yatirim Ortakligi AS REIT (a)	341,129	150,876
UNITED KINGDOM — 4.2%
Assura PLC REIT	2,280,590	1,570,415
Big Yellow Group PLC REIT	145,854	2,022,694
British Land Co. PLC REIT	742,841	3,831,570
Derwent London PLC REIT	83,312	2,365,530
Grainger PLC	548,479	1,653,537
Hammerson PLC REIT	326,659	1,338,434
Land Securities Group PLC REIT	554,095	4,791,206
LondonMetric Property PLC REIT (b)	1,722,894	4,792,762
Primary Health Properties PLC REIT	995,440	1,349,095
Safestore Holdings PLC REIT	161,473	1,566,623
Segro PLC REIT	1,007,857	9,386,065
Shaftesbury Capital PLC REIT	1,450,845	3,103,524
Supermarket Income REIT PLC	950,513	1,105,852
Tritax Big Box REIT PLC	1,844,044	3,729,829
UNITE Group PLC REIT	308,817	3,586,511
		46,193,647
UNITED STATES — 69.6%
Acadia Realty Trust REIT	97,081	1,802,794
Agree Realty Corp. REIT	81,736	5,971,632
Alexander & Baldwin, Inc. REIT	54,781	976,745
Alexandria Real Estate Equities, Inc. REIT	114,607	8,323,906
American Assets Trust, Inc. REIT	35,393	699,012
American Healthcare REIT, Inc.	118,563	4,356,005
American Homes 4 Rent Class A, REIT	236,603	8,534,270
Americold Realty Trust, Inc. REIT	194,673	3,237,412
Apartment Investment & Management Co. Class A, REIT	96,652	836,040
Apple Hospitality REIT, Inc.	164,047	1,914,428
AvalonBay Communities, Inc. REIT	105,802	21,530,707

See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Brandywine Realty Trust REIT	133,106	$571,025
Brixmor Property Group, Inc. REIT	227,772	5,931,183
Broadstone Net Lease, Inc. REIT	140,076	2,248,220
BXP, Inc. REIT	108,473	7,318,673
Camden Property Trust REIT	79,606	8,970,800
CareTrust REIT, Inc.	142,048	4,346,669
Centerspace REIT	12,513	753,157
Chatham Lodging Trust REIT	37,274	259,800
Community Healthcare Trust, Inc. REIT	18,300	304,329
COPT Defense Properties REIT	83,491	2,302,682
Cousins Properties, Inc. REIT	124,862	3,749,606
CubeSmart REIT	169,679	7,211,357
Curbline Properties Corp. REIT	70,050	1,599,242
DiamondRock Hospitality Co. REIT	155,300	1,189,598
Digital Realty Trust, Inc. REIT	235,623	41,076,158
Diversified Healthcare Trust REIT	163,498	585,323
Douglas Emmett, Inc. REIT	124,137	1,867,020
Easterly Government Properties, Inc. REIT (b)	30,322	673,148
EastGroup Properties, Inc. REIT	39,051	6,526,203
Elme Communities REIT	66,664	1,059,958
Empire State Realty Trust, Inc. Class A, REIT	104,065	841,886
EPR Properties REIT	56,523	3,293,030
Equinix, Inc. REIT	72,857	57,955,558
Equity Commonwealth REIT (a) (b) (d)	82,633	—
Equity LifeStyle Properties, Inc. REIT	142,400	8,781,808
Equity Residential REIT	254,770	17,194,427
Essential Properties Realty Trust, Inc. REIT	146,967	4,689,717
Essex Property Trust, Inc. REIT	47,964	13,592,998
Extra Space Storage, Inc. REIT	158,171	23,320,732
Federal Realty Investment Trust REIT	57,803	5,490,707
First Industrial Realty Trust, Inc. REIT	98,515	4,741,527
Four Corners Property Trust, Inc. REIT	75,086	2,020,564
Getty Realty Corp. REIT	38,485	1,063,725
Gladstone Commercial Corp. REIT	33,724	483,265
Global Medical REIT, Inc.	47,179	326,950
Global Net Lease, Inc. REIT	141,378	1,067,404
Healthcare Realty Trust, Inc. REIT	261,273	4,143,790
Healthpeak Properties, Inc. REIT	517,285	9,057,660
Highwoods Properties, Inc. REIT	80,955	2,516,891
Host Hotels & Resorts, Inc. REIT	516,477	7,933,087
Hudson Pacific Properties, Inc. REIT (a) (b)	251,856	690,085
Independence Realty Trust, Inc. REIT	173,962	3,077,388
Innovative Industrial Properties, Inc. REIT	20,697	1,142,888
Invitation Homes, Inc. REIT	424,630	13,927,864
Security Description	Shares	Value
JBG SMITH Properties REIT	53,867	$931,899
Kennedy-Wilson Holdings, Inc.	89,762	610,382
Kilroy Realty Corp. REIT	78,975	2,709,632
Kimco Realty Corp. REIT	503,866	10,591,263
Kite Realty Group Trust REIT	163,363	3,700,172
LXP Industrial Trust REIT	219,202	1,810,609
Macerich Co. REIT	186,830	3,022,909
Medical Properties Trust, Inc. REIT	444,904	1,917,536
Mid-America Apartment Communities, Inc. REIT	87,192	12,905,288
National Health Investors, Inc. REIT	34,219	2,399,436
National Storage Affiliates Trust REIT	52,061	1,665,431
NET Lease Office Properties REIT (a)	11,221	365,244
NETSTREIT Corp.	62,274	1,054,299
NexPoint Residential Trust, Inc. REIT	16,419	547,081
NNN REIT, Inc.	139,870	6,039,587
Omega Healthcare Investors, Inc. REIT	215,493	7,897,818
Paramount Group, Inc. REIT (a)	135,421	826,068
Park Hotels & Resorts, Inc. REIT	147,929	1,513,314
Pebblebrook Hotel Trust REIT	89,440	893,506
Phillips Edison & Co., Inc. REIT	93,020	3,258,491
Piedmont Realty Trust, Inc. REIT (b)	95,805	698,418
Plymouth Industrial REIT, Inc.	30,737	493,636
Prologis, Inc. REIT	690,836	72,620,680
Public Storage REIT	117,478	34,470,395
Realty Income Corp. REIT	672,184	38,724,520
Regency Centers Corp. REIT	121,666	8,666,269
Rexford Industrial Realty, Inc. REIT	175,752	6,251,499
RLJ Lodging Trust REIT	110,129	801,739
Ryman Hospitality Properties, Inc. REIT	44,596	4,400,287
Service Properties Trust REIT	128,074	306,097
Sila Realty Trust, Inc. REIT	40,964	969,618
Simon Property Group, Inc. REIT	228,392	36,716,298
SITE Centers Corp. REIT	35,958	406,685
SL Green Realty Corp. REIT	53,135	3,289,057
STAG Industrial, Inc. REIT	138,875	5,038,385
Summit Hotel Properties, Inc. REIT (b)	82,697	420,928
Sun Communities, Inc. REIT	89,410	11,309,471
Sunstone Hotel Investors, Inc. REIT	150,492	1,306,271
Tanger, Inc. REIT	83,323	2,548,017
Terreno Realty Corp. REIT	76,885	4,310,942
UDR, Inc. REIT	224,552	9,168,458
UMH Properties, Inc. REIT	54,720	918,749
Universal Health Realty Income Trust REIT	9,735	389,108
Urban Edge Properties REIT	93,026	1,735,865

See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Ventas, Inc. REIT	336,332	$21,239,366
Veris Residential, Inc. REIT	60,941	907,411
Vornado Realty Trust REIT	124,283	4,752,582
Welltower, Inc. REIT	462,498	71,099,818
WP Carey, Inc. REIT	163,126	10,175,800
Xenia Hotels & Resorts, Inc. REIT	72,705	913,902
		763,791,289
TOTAL COMMON STOCKS (Cost $1,153,696,284)		1,086,848,085
PREFERRED STOCKS — 0.0% *
BRAZIL — 0.0% *
Iguatemi SA Preference Shares 1.45% (Cost $36,097)	22,490	41,207
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (e) (f)	3,245,392	3,245,392
State Street Navigator Securities Lending Portfolio II (g) (h)	3,050,052	3,050,052
TOTAL SHORT-TERM INVESTMENTS (Cost $6,295,444)		6,295,444
TOTAL INVESTMENTS — 99.7% (Cost $1,160,027,825)		1,093,184,736
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		3,757,054
NET ASSETS — 100.0%		$1,096,941,790

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2025.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Dow Jones US Real Estate Index (long)	227	09/19/2025	$8,230,722	$8,237,830	$7,108
See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,086,848,085	$—	$0(a)	$1,086,848,085
Preferred Stocks	41,207	—	—	41,207
Short-Term Investments	6,295,444	—	—	6,295,444
TOTAL INVESTMENTS	$1,093,184,736	$—	$0	$1,093,184,736
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$7,108	$—	$—	$7,108
TOTAL OTHER FINANCIAL INSTRUMENTS:	$7,108	$—	$—	$7,108
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2025.

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,544,303	$3,544,303	$55,020,440	$55,319,351	$—	$—	3,245,392	$3,245,392	$55,177
State Street Navigator Securities Lending Portfolio II	2,242,533	2,242,533	55,223,222	54,415,703	—	—	3,050,052	3,050,052	8,502
Total		$5,786,836	$110,243,662	$109,735,054	$—	$—		$6,295,444	$63,679
See accompanying notes to Schedule of Investments.

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2025, is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2025, are disclosed in the Funds' respective Schedules of Investments.